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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1. Schedule of Investments

2018 QUARTERLY REPORT

Russell Investment Company

JANUARY 31, 2018

FUND	SHARE CLASS
U.S. Equity Funds	
U.S. Core Equity Fund	A, C, E, S, Y
U.S. Defensive Equity Fund	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M*, S
U.S. Large Cap Equity Fund	A, C, S
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M*, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M*, S, Y
Global Equity Fund	A, C, E, M*, S, Y
Emerging Markets Fund	A, C, E, M*, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M*, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M*, S
Tax-Managed International Equity Fund	A, C, E, M*, S
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, M*, S, Y
Unconstrained Total Return Fund	A, C, E, M*, S, Y
Strategic Bond Fund	A, C, E, M*, R6, S, Y
Investment Grade Bond Fund	A, C, E, M*, R6, S, Y
Short Duration Bond Fund	A, C, E, M*, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M*, S
Tax-Exempt Bond Fund	A, C, E, M*, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M*, S, Y
Global Infrastructure Fund	A, C, E, M*, S, Y
Global Real Estate Securities Fund	A, C, E, M*, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M*, S, Y
Multi-Asset Growth Strategy Fund	A, C, M*, S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund (formerly, Select U.S. Equity Fund)	M*, R6, S, Y
Multifactor International Equity Fund (formerly, Select International Fund)	M*, R6, S, Y

* Effective September 15, 2017, Class T Shares were redesignated as Class M Shares.

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 28 of
these Funds.

Russell Investment Company

Quarterly Report

January 31, 2018 (Unaudited)

Table of Contents

Russell Investment Company.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.6%			Consumer Staples - 5.6%
Consumer Discretionary - 14.8%			Altria Group, Inc.	45,171	3,177
Advance Auto Parts, Inc.	7,846	918	Archer-Daniels-Midland Co.	28,731	1,234
Amazon. com, Inc. (Æ)	7,658	11,112	Bunge, Ltd.	6,900	548
AutoZone, Inc. (Æ)	1,156	885	Coca-Cola Co. (The)	55,787	2,654
Best Buy Co. , Inc.	1,800	132	Colgate-Palmolive Co.	24,200	1,797
Brunswick Corp.	1,200	75	ConAgra Foods, Inc.	57,325	2,178
Burlington Stores, Inc. (Æ)	440	54	CVS Health Corp.	30,014	2,362
Carnival Corp.	9,728	697	Dr Pepper Snapple Group, Inc.	480	57
CBS Corp. Class B	33,495	1,930	General Mills, Inc.	5,721	335
Chipotle Mexican Grill, Inc. Class A(Æ)	8,509	2,763	Kellogg Co.	2,986	203
Cinemark Holdings, Inc.	17,553	646	Kimberly-Clark Corp.	1,147	134
Comcast Corp. Class A	16,792	714	Kraft Heinz Co. (The)	3,620	284
Cooper-Standard Holdings, Inc. (Æ)	1,550	193	Molson Coors Brewing Co. Class B	10,326	868
Costco Wholesale Corp.	10,982	2,140	Mondelez International, Inc. Class A	67,407	2,993
Dick's Sporting Goods, Inc.	16,024	504	PepsiCo, Inc.	27,778	3,342
Dollar Tree, Inc. (Æ)	3,191	367	Philip Morris International, Inc.	48,860	5,239
Domino's Pizza, Inc.	3,450	748	Pilgrim's Pride Corp. (Æ)	900	25
DR Horton, Inc.	50,907	2,497	Procter & Gamble Co. (The)	49,313	4,258
Ford Motor Co.	39,800	437	Sysco Corp.	4,104	258
General Motors Co.	56,875	2,412	Tyson Foods, Inc. Class A	15,800	1,203
Goodyear Tire & Rubber Co. (The)	31,028	1,080	Walgreens Boots Alliance, Inc.	5,525	416
Hanesbrands, Inc.	24,782	538			33,565
Home Depot, Inc. (The)	8,372	1,682
Kohl's Corp.	5,663	367	Energy - 8.1%
Lennar Corp. Class A	29,114	1,824	Anadarko Petroleum Corp.	25,209	1,514
Lennar Corp. Class B	63	3	Arch Coal, Inc. Class A	7,540	679
Lowe's Cos. , Inc.	25,251	2,645	BP PLC - ADR	136,533	5,842
Macy's, Inc.	6,750	175	C&J Energy Services, Inc. (Æ)	3,600	110
Madison Square Garden Co. (The) Class A(Æ)	5,316	1,147	Canadian Natural Resources, Ltd.	56,607	1,933
Marriott International, Inc. Class A	2,409	355	Chevron Corp.	56,455	7,076
McDonald's Corp.	15,837	2,710	Cimarex Energy Co.	1,000	112
MGM Resorts International	29,142	1,062	Concho Resources, Inc. (Æ)	1,130	178
Michael Kors Holdings, Ltd. (Æ)	1,800	119	ConocoPhillips	69,531	4,089
Mohawk Industries, Inc. (Æ)	3,210	902	Core Laboratories NV	14,290	1,633
Netflix, Inc. (Æ)	4,584	1,239	Devon Energy Corp.	37,571	1,554
Nike, Inc. Class B	58,733	4,006	Exxon Mobil Corp.	80,481	7,027
Nordstrom, Inc.	4,346	214	Helmerich & Payne, Inc.	21,735	1,566
Norwegian Cruise Line Holdings, Ltd. (Æ)	7,278	442	Kinder Morgan, Inc.	54,118	973
NVR, Inc. (Æ)	305	969	Kosmos Energy, Ltd. (Æ)	5,500	38
Priceline Group, Inc. (The)(Æ)	1,243	2,377	Magna International, Inc. Class A	16,486	942
PulteGroup, Inc.	9,769	311	Marathon Petroleum Corp.	7,300	506
Ralph Lauren Corp. Class A	1,500	171	National Oilwell Varco, Inc.	9,800	359
Starbucks Corp.	74,044	4,206	Occidental Petroleum Corp.	40,902	3,066
Tapestry, Inc.	47,648	2,241	Oceaneering International, Inc.	16,757	347
Target Corp.	21,990	1,654	Peabody Energy Corp.	9,370	379
Thomson Reuters Corp.	3,987	173	Phillips 66	35,585	3,643
Time Warner, Inc.	14,845	1,415	Schlumberger, Ltd.	58,135	4,278
TJX Cos. , Inc.	46,209	3,711	Valero Energy Corp.	8,700	835
Toll Brothers, Inc.	5,325	248	World Fuel Services Corp.	2,600	73
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	11,883	2,639			48,752
Viacom, Inc. Class B	3,591	120
Visteon Corp. (Æ)	6,020	783	Financial Services - 19.9%
Wal-Mart Stores, Inc.	64,226	6,848	Aflac, Inc.	4,371	386
Walt Disney Co. (The)	53,547	5,819	AGNC Investment Corp. (Æ)	26,992	507
Whirlpool Corp.	6,000	1,089	Alliance Data Systems Corp.	9,468	2,430
Yum China Holdings, Inc.	14,844	689	Allstate Corp. (The)	21,204	2,094
Yum! Brands, Inc.	43,894	3,713	American Express Co.	38,300	3,807
		88,910	American Homes 4 Rent Class A(ö)	6,500	135
			American International Group, Inc.	9,100	582

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 3

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American Tower Corp. (ö)	2,228	329	Reinsurance Group of America, Inc. Class A	7,260	1,137
Ameriprise Financial, Inc.	1,274	215	Santander Consumer USA Holdings, Inc.	70,333	1,213
Axis Capital Holdings, Ltd.	13,100	662	Signature Bank(Æ)	1,480	228
Bank of America Corp.	261,929	8,383	Simon Property Group, Inc. (ö)	3,224	527
Bank of New York Mellon Corp. (The)	8,400	476	SL Green Realty Corp. (ö)	4,390	441
BB&T Corp.	7,141	394	SLM Corp. (Æ)	40,263	461
Berkshire Hathaway, Inc. Class B(Æ)	22,836	4,895	Spirit Realty Capital, Inc. (ö)	12,000	98
Blackstone Group, LP (The)	117,363	4,290	State Street Corp.	39,302	4,329
BNP Paribas - ADR	23,472	974	SunTrust Banks, Inc.	10,898	770
Brandywine Realty Trust(ö)	22,300	400	Synchrony Financial	28,724	1,139
Brighthouse Financial, Inc. (Æ)	390	25	Synovus Financial Corp.	3,200	161
Capital One Financial Corp.	25,135	2,613	TFS Financial Corp.	15,162	222
Chubb, Ltd.	3,167	495	Travelers Cos. , Inc. (The)	13,012	1,951
Citigroup, Inc.	80,424	6,311	Two Harbors Investment Corp. (ö)	24,387	360
Citizens Financial Group, Inc.	5,312	244	US Bancorp	32,011	1,829
CME Group, Inc. Class A	2,128	327	Visa, Inc. Class A	37,388	4,645
Comerica, Inc.	8,000	762	Voya Financial, Inc.	5,194	270
Commerce Bancshares, Inc.	17,019	996	Wells Fargo & Co.	85,878	5,649
Crown Castle International Corp. (ö)	2,175	245	XL Group, Ltd.	58,500	2,155
Cullen/Frost Bankers, Inc.	2,236	238			119,619
Duke Realty Corp. (ö)	7,100	188
Dun & Bradstreet Corp. (The)	5,010	620	Health Care - 11.4%
E*Trade Financial Corp. (Æ)	9,000	474	Abbott Laboratories	39,550	2,459
Equinix, Inc. (Æ)(ö)	6,348	2,889	AbbVie, Inc.	11,084	1,244
Equity Residential(ö)	25,456	1,568	Acadia Pharmaceuticals, Inc. (Æ)	2,898	87
Essex Property Trust, Inc. (ö)	1,300	303	Aerie Pharmaceuticals, Inc. (Æ)	36,917	2,025
Fidelity National Information Services, Inc.	1,699	174	Agilent Technologies, Inc.	8,400	617
Fifth Third Bancorp	8,968	297	Alexion Pharmaceuticals, Inc. (Æ)	1,609	192
First Data Corp. Class A(Æ)	45,063	798	Allergan PLC	12,976	2,339
Fiserv, Inc. (Æ)	1,413	199	Allscripts Healthcare Solutions, Inc. (Æ)	41,450	618
FleetCor Technologies, Inc. (Æ)	17,747	3,771	Amgen, Inc.	3,120	580
Franklin Resources, Inc.	4,503	191	Anthem, Inc. (Æ)	6,950	1,723
GGP, Inc. (Æ)(ö)	21,140	487	Baxter International, Inc.	30,912	2,226
Goldman Sachs Group, Inc. (The)	9,877	2,646	Becton Dickinson and Co.	1,854	450
Hancock Holding Co.	1,100	59	Biogen, Inc. (Æ)	1,443	502
Hartford Financial Services Group, Inc.	12,919	759	BioMarin Pharmaceutical, Inc. (Æ)	1,487	134
HCP, Inc. (ö)	53,100	1,279	Bio-Rad Laboratories, Inc. Class A(Æ)	1,720	445
Huntington Bancshares, Inc.	14,146	229	Bioverativ, Inc. (Æ)	2,877	297
Intercontinental Exchange, Inc.	3,941	291	Bristol-Myers Squibb Co.	15,886	995
Jack Henry & Associates, Inc.	1,589	198	Celgene Corp. (Æ)	18,220	1,844
JPMorgan Chase & Co.	77,746	8,994	Cerner Corp. (Æ)	33,176	2,294
KeyCorp	67,757	1,450	Cigna Corp.	490	102
KKR & Co. , LP	90,613	2,182	Eli Lilly & Co.	19,861	1,618
Loews Corp.	45,900	2,371	Express Scripts Holding Co. (Æ)	9,713	769
M&T Bank Corp.	10,047	1,917	Gilead Sciences, Inc.	11,657	977
Marsh & McLennan Cos. , Inc.	5,020	419	Haemonetics Corp. (Æ)	800	52
MasterCard, Inc. Class A	25,919	4,380	Horizon Pharma PLC(Æ)	40,343	587
MetLife, Inc.	11,391	547	Humana, Inc.	2,580	727
Navient Corp.	11,891	169	IQVIA Holdings, Inc. (Æ)	2,408	246
New York Community Bancorp, Inc.	10,954	155	Jazz Pharmaceuticals PLC(Æ)	2,330	340
Northern Trust Corp.	12,800	1,349	Johnson & Johnson	73,287	10,125
OneMain Holdings, Inc. (Æ)	20,675	676	Juno Therapeutics, Inc. (Æ)	3,929	337
PayPal Holdings, Inc. (Æ)	4,583	391	Mallinckrodt PLC(Æ)	12,025	217
PNC Financial Services Group, Inc. (The)	15,935	2,518	McKesson Corp.	2,870	485
Progressive Corp. (The)	19,000	1,028	Medtronic PLC	6,742	579
Prologis, Inc. (ö)	8,601	560	Merck & Co. , Inc.	61,119	3,621
Prudential Financial, Inc.	9,324	1,108	Mylan NV(Æ)	22,801	977
Public Storage(ö)	1,744	341	Novo Nordisk A/S - ADR	50,575	2,806
Radian Group, Inc.	24,755	546	Pfizer, Inc.	146,516	5,426
Regions Financial Corp.	15,506	298	Regeneron Pharmaceuticals, Inc. (Æ)	8,475	3,106

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sage Therapeutics, Inc. (Æ)	6,721	1,276	General Electric Co.	139,693	2,259
Sanofi - ADR	30,800	1,353	Honeywell International, Inc.	4,266	681
Seattle Genetics, Inc. (Æ)	2,463	129	Illinois Tool Works, Inc.	2,465	428
Shire PLC - ADR	2,846	399	Itron, Inc. (Æ)	2,700	198
Stryker Corp.	2,642	434	Jacobs Engineering Group, Inc.	4,800	333
Thermo Fisher Scientific, Inc.	2,609	585	JB Hunt Transport Services, Inc.	27,117	3,277
United Therapeutics Corp. (Æ)	1,291	167	Johnson Controls International PLC(Æ)	79,149	3,096
UnitedHealth Group, Inc.	34,142	8,084	Kansas City Southern	21,358	2,416
Varian Medical Systems, Inc. (Æ)	1,800	230	Korn/Ferry International	3,400	152
Vertex Pharmaceuticals, Inc. (Æ)	2,076	347	Landstar System, Inc.	8,040	893
WellCare Health Plans, Inc. (Æ)	3,690	776	Lincoln Electric Holdings, Inc.	3,450	337
Zimmer Biomet Holdings, Inc.	3,618	460	Lockheed Martin Corp.	5,524	1,961
		68,408	Macquarie Infrastructure Corp.	12,385	822
			ManpowerGroup, Inc.	4,790	629
Materials and Processing - 2.8%			Mettler-Toledo International, Inc. (Æ)	1,310	885
Air Products & Chemicals, Inc.	1,775	299	Navistar International Corp. (Æ)	2,600	119
Ashland Global Holdings, Inc.	4,700	341	Norfolk Southern Corp.	16,250	2,452
Celanese Corp. Class A	13,900	1,503	Northrop Grumman Corp.	2,812	957
Crown Holdings, Inc. (Æ)	13,956	810	Paychex, Inc.	3,073	210
DowDuPont, Inc.	65,565	4,955	Quanta Services, Inc. (Æ)	66,987	2,578
Eastman Chemical Co.	6,210	616	Raytheon Co.	23,394	4,887
Ecolab, Inc.	23,997	3,304	Rockwell Automation, Inc.	15,058	2,970
Hexcel Corp.	28,281	1,933	Ryder System, Inc.	2,600	226
Huntsman Corp.	1,300	45	Southwest Airlines Co.	35,100	2,134
LyondellBasell Industries NV Class A	3,514	421	Stanley Black & Decker, Inc.	13,300	2,211
Monsanto Co.	2,019	246	Textron, Inc.	12,400	728
NewMarket Corp.	1,160	461	Toro Co. (The)	12,100	794
Owens Corning	3,400	316	Union Pacific Corp.	7,761	1,037
PPG Industries, Inc.	2,986	355	United Continental Holdings, Inc. (Æ)	20,135	1,366
Praxair, Inc.	1,238	200	United Parcel Service, Inc. Class B	17,195	2,190
Reliance Steel & Aluminum Co.	8,467	742	United Technologies Corp.	25,335	3,496
Stepan Co.	200	16	Waste Management, Inc.	3,559	315
WestRock Co.	1,526	102	XPO Logistics, Inc. (Æ)	22,036	2,081
		16,665	Xylem, Inc.	16,118	1,165
					83,283
Producer Durables - 13.9%
3M Co.	3,402	852	Technology - 18.9%
Accenture PLC Class A	14,564	2,340	Activision Blizzard, Inc.	2,222	165
Adient PLC	16,827	1,090	Adobe Systems, Inc. (Æ)	2,445	488
AECOM(Æ)	66,121	2,586	Alibaba Group Holding, Ltd. - ADR(Æ)	8,222	1,680
AerCap Holdings NV(Æ)	26,227	1,419	Alphabet, Inc. Class A(Æ)	2,748	3,248
AGCO Corp.	15,940	1,158	Alphabet, Inc. Class C(Æ)	12,832	15,013
American Airlines Group, Inc.	54,189	2,944	Amdocs, Ltd.	2,820	193
Ametek, Inc.	1,742	133	Amphenol Corp. Class A	2,935	272
Automatic Data Processing, Inc.	20,727	2,562	Apple, Inc.	80,739	13,518
Boeing Co. (The)	10,567	3,745	Applied Materials, Inc.	3,926	211
Carlisle Cos. , Inc.	756	86	ARRIS International PLC(Æ)	15,500	392
Caterpillar, Inc.	7,685	1,251	Arrow Electronics, Inc. (Æ)	14,500	1,179
Cummins, Inc.	7,884	1,483	Aspen Technology, Inc. (Æ)	9,400	728
Danaher Corp.	3,874	392	Autodesk, Inc. (Æ)	25,969	3,003
Deere & Co.	1,465	244	Avnet, Inc.	31,855	1,354
Delta Air Lines, Inc.	54,975	3,121	Broadcom, Ltd.	10,946	2,715
Eaton Corp. PLC	6,004	504	CA, Inc.	4,421	158
EMCOR Group, Inc.	7,300	593	Cadence Design Systems, Inc. (Æ)	20,100	902
Emerson Electric Co.	5,240	378	Ciena Corp. (Æ)	5,600	119
Esterline Technologies Corp. (Æ)	270	20	Cisco Systems, Inc.	69,269	2,877
Evoqua Water Technologies Corp. (Æ)	43,760	1,000	Cognizant Technology Solutions Corp. Class
FedEx Corp.	11,212	2,943	A	6,613	516
Fluor Corp.	8,191	498	CommScope Holding Co. , Inc. (Æ)	53,611	2,071
General Dynamics Corp.	7,455	1,658	Corning, Inc.	5,180	162

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 5

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
DXC Technology Co.	24,763	2,465		Total Common Stocks
Electronic Arts, Inc. (Æ)	5,970	758		(cost $422,969)			592,138
F5 Networks, Inc. (Æ)	4,260	616
Facebook, Inc. Class A(Æ)	36,007	6,729		Short-Term Investments - 1.7%
FireEye, Inc. (Æ)	2,600	39		U. S. Cash Management Fund(@)	8,930,934	(8)	8,932
Hewlett Packard Enterprise Co.	41,600	682		United States Treasury Bills
HP, Inc. (Æ)	42,888	1,001		1.495% due 05/31/18 (~)(§)	1,400		1,393
Intel Corp.	84,940	4,089		Total Short-Term Investments
International Business Machines Corp.	16,030	2,624		(cost $10,325)			10,325
Intuit, Inc.	1,432	240
Jabil Circuit, Inc.	4,500	114		Total Investments 100.3%
Juniper Networks, Inc.	42,000	1,098		(identified cost $433,294)			602,463
Lam Research Corp.	972	186
Marvell Technology Group, Ltd.	110,336	2,574		Other Assets and Liabilities, Net
Micron Technology, Inc. (Æ)	27,441	1,200	-	(0.3%)			(1,611)
Microsoft Corp.	153,537	14,588		Net Assets - 100.0%			600,852
Motorola Solutions, Inc.	1,668	166
NVIDIA Corp.	3,532	869
Oracle Corp.	53,197	2,744
Palo Alto Networks, Inc. (Æ)	1,400	221
Progress Software Corp.	2,100	105
Pure Storage, Inc. Class A(Æ)	4,400	89
QUALCOMM, Inc.	52,939	3,614
Red Hat, Inc. (Æ)	20,262	2,662
Salesforce. com, Inc. (Æ)	47,738	5,437
SAP SE - ADR	21,374	2,421
Splunk, Inc. (Æ)	900	83
SYNNEX Corp.	380	47
Synopsys, Inc. (Æ)	18,639	1,726
Tech Data Corp. (Æ)	3,660	367
Texas Instruments, Inc.	5,336	585
Twitter, Inc. (Æ)	17,900	462
Viavi Solutions, Inc. Class W(Æ)	36,400	312
Western Digital Corp.	4,500	400
Xilinx, Inc.	8,900	650
Yelp, Inc. Class A(Æ)	1,400	61
Zynga, Inc. Class A(Æ)	190,400	682
		113,670

Utilities - 3.2%
American Electric Power Co. , Inc.	13,829	951
AT&T, Inc.	150,912	5,651
CMS Energy Corp.	8,260	370
Dominion Energy, Inc.	6,447	493
Duke Energy Corp.	3,999	314
Edison International	4,000	250
Entergy Corp.	41,700	3,281
Eversource Energy(Æ)	16,200	1,022
NextEra Energy, Inc.	10,145	1,607
NiSource, Inc.	38,600	953
PG&E Corp.	3,627	154
Southern Co. (The)	10,611	479
Sprint Corp. (Æ)	8,200	44
T-Mobile US, Inc. (Æ)	1,300	85
US Cellular Corp. (Æ)	3,000	109
Verizon Communications, Inc.	62,991	3,405
Vistra Energy Corp. (Æ)	5,000	98
		19,266

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$88,910	$—	$—	$—	$88,910
Consumer Staples	33,565	—	—	—	33,565
Energy	48,752	—	—	—	48,752
Financial Services	119,619	—	—	—	119,619
Health Care	68,408	—	—	—	68,408
Materials and Processing	16,665	—	—	—	16,665
Producer Durables	83,283	—	—	—	83,283
Technology	113,670	—	—	—	113,670
Utilities	19,266	—	—	—	19,266
Short-Term Investments	—	1,393	—	8,932	10,325
Total Investments	592,138	1,393	—	8,932	602,463

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 7

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.4%			Kroger Co. (The)	210,242	6,383
Consumer Discretionary - 12.1%			McCormick & Co. , Inc.	1,443	157
Aaron's, Inc. Class A	22,900	936	Molson Coors Brewing Co. Class B	1,539	129
Amazon. com, Inc. (Æ)	2,643	3,834	Mondelez International, Inc. Class A	69,715	3,096
Amerco, Inc.	195	71	Nu Skin Enterprises, Inc. Class A	1,040	75
Aramark	3,522	161	PepsiCo, Inc. (Û)	64,034	7,703
AutoZone, Inc. (Æ)	1,760	1,347	Philip Morris International, Inc.	53,953	5,786
Best Buy Co. , Inc.	4,800	351	Pinnacle Foods, Inc.	1,329	82
Brunswick Corp.	8,900	559	Procter & Gamble Co. (The)(Û)	100,718	8,695
CarMax, Inc. (Æ)	39,013	2,784	Sysco Corp.	4,241	267
Carnival Corp.	2,770	198	Unilever NV	70,233	4,038
Comcast Corp. Class A	18,538	788	US Foods Holding Corp. (Æ)	19,500	627
Cooper-Standard Holdings, Inc. (Æ)	6,450	804			61,417
Costco Wholesale Corp. (Û)	15,824	3,084
Dick's Sporting Goods, Inc.	9,900	311	Energy - 5.5%
Dollar General Corp.	77,985	8,042	Arch Coal, Inc. Class A	15,500	1,395
Dollar Tree, Inc. (Æ)	47,158	5,424	C&J Energy Services, Inc. (Æ)	9,090	278
Domino's Pizza, Inc.	8,010	1,737	Chevron Corp. (Û)	79,484	9,963
Ford Motor Co.	117,864	1,292	Core Laboratories	24,002	2,743
Fortune Brands Home & Security, Inc.	2,116	150	Exxon Mobil Corp. (Û)	30,601	2,672
Home Depot, Inc. (The)	3,166	636	Occidental Petroleum Corp.	82,693	6,199
La Quinta Holdings, Inc. (Æ)	26,600	530	Peabody Energy Corp.	16,300	659
Leggett & Platt, Inc.	2,256	105	Phillips 66	2,096	215
Lowe's Cos. , Inc.	87,531	9,169	Royal Dutch Shell PLC Class A - ADR	61,717	4,335
Lululemon Athletica, Inc. (Æ)	6,800	532	Schlumberger, Ltd.	39,110	2,877
Madison Square Garden Co. (The) Class A(Æ)	6,090	1,314	Valero Energy Corp.	8,000	768
McDonald's Corp.	14,307	2,449	World Fuel Services Corp.	31,500	879
Mohawk Industries, Inc. (Æ)	474	133			32,983
Nike, Inc. Class B	6,728	459
NVR, Inc. (Æ)	506	1,608	Financial Services - 17.9%
Omnicom Group, Inc.	35,479	2,720	Aflac, Inc.	72,548	6,398
O'Reilly Automotive, Inc. (Æ)	14,229	3,766	Alexandria Real Estate Equities, Inc. (ö)	648	84
Ross Stores, Inc.	45,909	3,783	Alleghany Corp. (Æ)	136	85
Service Corp. International	2,777	111	Allstate Corp. (The)	22,774	2,249
Starbucks Corp.	39,972	2,271	American Express Co.	3,331	331
Tenneco, Inc.	17,500	1,015	American Financial Group, Inc.	1,194	135
Time Warner, Inc.	3,505	334	American Homes 4 Rent Class A(ö)	4,851	101
TJX Cos. , Inc.	3,434	276	American International Group, Inc.	4,820	308
Visteon Corp. (Æ)	10,983	1,429	American Tower Corp. (ö)	40,217	5,941
Wal-Mart Stores, Inc. (Û)	9,731	1,037	Aon PLC	1,825	259
Walt Disney Co. (The)	31,013	3,370	Arch Capital Group, Ltd. (Æ)	1,863	169
Yum China Holdings, Inc.	31,900	1,480	Arthur J Gallagher & Co.	1,513	103
Yum! Brands, Inc.	22,100	1,869	Aspen Insurance Holdings, Ltd.	26,896	1,005
		72,269	Assurant, Inc.	12,319	1,127
			AvalonBay Communities, Inc. (ö)	544	93
Consumer Staples - 10.3%			Axis Capital Holdings, Ltd.	26,954	1,362
Altria Group, Inc.	7,654	538	Bank of America Corp.	12,267	393
Archer-Daniels-Midland Co.	35,290	1,516	Bank of New York Mellon Corp. (The)	5,731	325
Church & Dwight Co. , Inc.	3,404	166	Berkshire Hathaway, Inc. Class B(Æ)	46,338	9,935
Coca-Cola Co. (The)(Û)	146,477	6,971	BlackRock, Inc. Class A	641	360
Colgate-Palmolive Co. (Û)	32,094	2,383	Boston Properties, Inc. (ö)	1,275	158
CVS Health Corp.	98,660	7,763	Brighthouse Financial, Inc. (Æ)	1,132	73
Dr Pepper Snapple Group, Inc.	3,243	387	Broadridge Financial Solutions, Inc.	1,419	137
General Mills, Inc.	5,315	311	Camden Property Trust(ö)	1,345	116
Hormel Foods Corp.	3,245	111	Chubb, Ltd.	2,441	381
Ingredion, Inc.	842	121	Cincinnati Financial Corp.	1,074	83
JM Smucker Co. (The)	26,222	3,327	Citigroup, Inc.	1,903	149
Kellogg Co.	2,232	152	CME Group, Inc. Class A	1,851	284
Kimberly-Clark Corp.	2,854	334	Columbia Property Trust, Inc. (ö)	9,500	208
Kraft Heinz Co. (The)	3,817	299	Comerica, Inc.	14,400	1,371

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Commerce Bancshares, Inc.	26,250	1,536	Wells Fargo & Co.	13,873	913
Crown Castle International Corp. (ö)	1,326	150	Welltower, Inc. (ö)	1,707	102
Douglas Emmett, Inc. (ö)	2,157	83	White Mountains Insurance Group, Ltd.	220	185
Duke Realty Corp. (ö)	3,301	87	Willis Towers Watson PLC(Æ)	967	155
Dun & Bradstreet Corp. (The)	9,900	1,225	WR Berkley Corp.	1,814	132
Equity Residential(ö)	24,979	1,539			106,483
Essex Property Trust, Inc. (ö)	452	105
Everest Re Group, Ltd.	521	120	Health Care - 13.5%
FactSet Research Systems, Inc.	530	106	Abbott Laboratories	103,772	6,451
Federal Realty Investment Trust(ö)	814	98	AbbVie, Inc.	3,782	424
Fidelity National Information Services, Inc.	1,998	205	Allergan PLC	8,351	1,505
First Republic Bank	18,239	1,633	Allscripts Healthcare Solutions, Inc. (Æ)	94,900	1,415
Fiserv, Inc. (Æ)	1,624	229	AmerisourceBergen Corp. Class A	66,710	6,649
Franklin Resources, Inc.	17,400	738	Amgen, Inc.	42,791	7,961
Goldman Sachs Group, Inc. (The)	424	114	Anthem, Inc. (Æ)	7,710	1,911
Green Dot Corp. Class A(Æ)	13,767	843	Baxter International, Inc.	37,031	2,667
Hancock Holding Co.	13,886	746	Becton Dickinson and Co.	13,812	3,356
Hartford Financial Services Group, Inc.	2,251	132	Bristol-Myers Squibb Co.	7,600	476
Host Hotels & Resorts, Inc. (ö)	4,971	103	Cerner Corp. (Æ)	11,800	816
Howard Hughes Corp. (The)(Æ)	864	109	Eli Lilly & Co. (Û)	34,226	2,787
Intercontinental Exchange, Inc.	5,355	395	Emergent BioSolutions, Inc. (Æ)	3,984	194
Invitation Homes, Inc. (ö)	17,800	400	Haemonetics Corp. (Æ)	10,800	698
Jack Henry & Associates, Inc.	1,006	125	Humana, Inc.	5,210	1,468
JPMorgan Chase & Co.	7,090	820	Johnson & Johnson(Û)	105,373	14,561
Liberty Property Trust(ö)	2,487	103	Laboratory Corp. of America Holdings(Æ)	2,115	369
Loews Corp.	1,663	86	Medtronic PLC	8,036	690
LPL Financial Holdings, Inc.	16,400	978	Merck & Co. , Inc.	121,620	7,206
M&T Bank Corp.	10,431	1,990	PerkinElmer, Inc.	4,133	331
Markel Corp. (Æ)	5,523	6,339	Pfizer, Inc.	30,421	1,127
Marsh & McLennan Cos. , Inc.	69,081	5,770	Quest Diagnostics, Inc.	2,866	303
MasterCard, Inc. Class A(Û)	24,816	4,194	Steris PLC	3,242	295
MetLife, Inc.	6,026	290	Stryker Corp.	2,807	461
Moody's Corp.	19,068	3,085	UnitedHealth Group, Inc. (Û)	50,303	11,911
Nasdaq, Inc.	1,119	91	Varian Medical Systems, Inc. (Æ)	15,848	2,021
Northern Trust Corp.	17,393	1,833	Vertex Pharmaceuticals, Inc. (Æ)	2,490	416
PNC Financial Services Group, Inc. (The)	936	148	WellCare Health Plans, Inc. (Æ)	6,310	1,327
Primerica, Inc.	1,960	198	Zimmer Biomet Holdings, Inc.	2,641	336
ProAssurance Corp.	17,471	956	Zoetis, Inc. Class A	951	73
Progressive Corp. (The)	38,990	2,109			80,205
Prologis, Inc. (ö)	4,368	284
Prudential Financial, Inc.	11,950	1,420	Materials and Processing - 2.8%
Public Storage(ö)	1,139	223	Air Products & Chemicals, Inc.	1,847	311
Regency Centers Corp. (ö)	1,139	72	AptarGroup, Inc.	1,056	92
Reinsurance Group of America, Inc. Class A	12,652	1,982	Ashland Global Holdings, Inc.	11,300	820
Renaissance Holdings, Ltd.	803	102	Ball Corp.	2,959	113
SEI Investments Co.	5,900	443	Bemis Co. , Inc.	31,666	1,480
Simon Property Group, Inc. (ö)	1,572	257	Berry Plastics Group, Inc. (Æ)	1,219	72
SL Green Realty Corp. (ö)	4,720	474	Cabot Microelectronics Corp.	7,300	744
State Street Corp.	73,401	8,088	Crown Holdings, Inc. (Æ)	1,871	109
SunTrust Banks, Inc.	11,440	809	Ecolab, Inc.	28,399	3,911
Synchrony Financial	19,400	770	Graphic Packaging Holding Co.	4,609	74
Synovus Financial Corp.	18,900	952	Hexcel Corp.	1,436	98
TD Ameritrade Holding Corp.	11,100	619	Ingersoll-Rand PLC	1,358	129
Torchmark Corp.	1,474	134	International Flavors & Fragrances, Inc.	1,220	183
Travelers Cos. , Inc. (The)(Û)	16,995	2,548	International Paper Co.	1,978	124
Unum Group	1,295	69	Monsanto Co.	2,860	348
US Bancorp	143,591	8,206	NewMarket Corp.	2,710	1,077
Ventas, Inc. (ö)	1,613	90	PPG Industries, Inc.	1,790	213
Visa, Inc. Class A	30,834	3,831	Praxair, Inc.	30,562	4,936
Voya Financial, Inc.	1,718	89	RPM International, Inc.	1,756	92

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 9

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sealed Air Corp.	2,001	95	Rush Enterprises, Inc. Class A(Æ)	2,490	135
Silgan Holdings, Inc.	16,600	496	Sensata Technologies Holding(Æ)	70,094	3,943
Sonoco Products Co.	1,485	81	Stanley Black & Decker, Inc.	589	98
Stepan Co.	8,432	661	Textron, Inc.	26,362	1,547
Valmont Industries, Inc.	471	77	Toro Co. (The)	24,677	1,620
Watsco, Inc.	459	83	TransDigm Group, Inc.	13,383	4,241
		16,419	TriNet Group, Inc. (Æ)	12,500	548
			Union Pacific Corp.	3,570	477
Producer Durables - 16.8%			United Parcel Service, Inc. Class B	1,832	233
3M Co.	18,882	4,729	United Technologies Corp.	4,221	583
Accenture PLC Class A	32,396	5,206	Verisk Analytics, Inc. Class A(Æ)	1,397	140
AGCO Corp.	19,790	1,437	Waste Management, Inc.	4,378	387
Ametek, Inc.	2,356	180	Waters Corp. (Æ)	1,212	261
AO Smith Corp.	2,384	159	Werner Enterprises, Inc.	33,067	1,346
Automatic Data Processing, Inc.	43,821	5,418	WW Grainger, Inc.	11,428	3,082
Boeing Co. (The)	6,627	2,349	XPO Logistics, Inc. (Æ)	45,836	4,328
Booz Allen Hamilton Holding Corp. Class A	17,700	693			99,928
Carlisle Cos. , Inc.	815	93
CH Robinson Worldwide, Inc.	1,562	143	Technology - 15.9%
Cintas Corp.	1,001	169	Adobe Systems, Inc. (Æ)	15,379	3,072
Crane Co.	855	85	Alphabet, Inc. Class A(Æ)	1,139	1,347
Cummins, Inc.	11,500	2,162	Alphabet, Inc. Class C(Æ)(Û)	14,910	17,443
Danaher Corp.	5,598	567	Amdocs, Ltd.	1,336	91
Deere & Co.	1,238	206	Amphenol Corp. Class A	2,791	259
Donaldson Co. , Inc.	2,118	107	Anixter International, Inc. (Æ)	5,831	488
Dover Corp.	1,710	182	Apple, Inc. (Û)	69,725	11,673
Eaton Corp. PLC	3,663	308	Arrow Electronics, Inc. (Æ)	18,400	1,497
EMCOR Group, Inc.	17,600	1,431	Aspen Technology, Inc. (Æ)	18,200	1,410
Emerson Electric Co.	4,872	352	Avnet, Inc.	33,036	1,404
Expeditors International of Washington, Inc.	2,617	170	Box, Inc. Class A(Æ)	18,400	409
FedEx Corp.	1,298	341	CA, Inc.	2,970	106
Fluor Corp.	20,700	1,256	Cadence Design Systems, Inc. (Æ)	44,500	1,996
Fortive Corp.	43,402	3,299	Ciena Corp. (Æ)	38,531	820
General Dynamics Corp.	11,066	2,462	Cirrus Logic, Inc. (Æ)	10,000	496
General Electric Co.	21,908	354	Cisco Systems, Inc.	18,526	770
Honeywell International, Inc.	58,006	9,261	Citrix Systems, Inc. (Æ)	4,600	427
Hubbell, Inc. Class B	959	130	CommVault Systems, Inc. (Æ)	10,480	559
Illinois Tool Works, Inc.	31,084	5,398	Cornerstone OnDemand, Inc. (Æ)	16,700	687
Insperity, Inc.	7,200	441	Corning, Inc.	4,904	153
Itron, Inc. (Æ)	10,200	747	Coupa Software, Inc. (Æ)	3,400	130
JB Hunt Transport Services, Inc.	13,300	1,607	Dolby Laboratories, Inc. Class A	4,049	261
Kansas City Southern	14,000	1,584	Etsy, Inc. (Æ)	14,500	272
Keysight Technologies, Inc. (Æ)	1,895	89	F5 Networks, Inc. (Æ)	10,010	1,447
Korn/Ferry International	8,900	397	Facebook, Inc. Class A(Æ)	4,497	840
Landstar System, Inc.	17,372	1,929	FireEye, Inc. (Æ)	25,800	389
Lockheed Martin Corp. (Û)	7,131	2,531	Harris Corp.	690	110
ManpowerGroup, Inc.	12,173	1,599	Hewlett Packard Enterprise Co.	38,790	636
Mettler-Toledo International, Inc. (Æ)	4,448	3,004	HP, Inc. (Æ)	26,900	627
MSC Industrial Direct Co. , Inc. Class A	9,900	929	Intel Corp. (Û)	114,872	5,530
Navistar International Corp. (Æ)	9,400	431	International Business Machines Corp.	3,717	608
Northrop Grumman Corp.	7,830	2,666	Intuit, Inc.	26,310	4,417
Paychex, Inc.	1,356	93	Juniper Networks, Inc.	47,400	1,240
Pentair PLC	1,486	106	Kulicke & Soffa Industries, Inc. (Æ)	16,600	382
Quanta Services, Inc. (Æ)	30,000	1,155	Microchip Technology, Inc.	27,665	2,634
Raytheon Co.	2,310	483	Microsoft Corp. (Û)	115,468	10,971
Republic Services, Inc. Class A	3,105	214	New Relic, Inc. (Æ)	12,400	741
Robert Half International, Inc.	33,000	1,910	NXP Semiconductors (Æ)	660	79
Rockwell Automation, Inc.	8,860	1,748	Oracle Corp.	133,119	6,867
Rockwell Collins, Inc.	851	118	Palo Alto Networks, Inc. (Æ)	3,230	510
Roper Technologies, Inc.	16,148	4,531	Progress Software Corp.	28,100	1,400

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
Pure Storage, Inc. Class A(Æ)	15,000		302	United States Treasury Bills
SYNNEX Corp.	5,180		636	1.164% due 02/22/18 (ç)(~)	8,000	7,994
Synopsys, Inc. (Æ)	22,100		2,047	1.579% due 07/05/18 (ç)(~)	7,000	6,954
Texas Instruments, Inc.	5,325		584	Total Short-Term Investments
Twitter, Inc. (Æ)	26,000		671	(cost $56,864)		56,863
Verint Systems, Inc. (Æ)	31,810		1,328
Viavi Solutions, Inc. Class W(Æ)	128,275		1,101
Xilinx, Inc.	21,100		1,541	Total Investments 107.9%
Yelp, Inc. Class A(Æ)	5,400		237	(identified cost $520,328)		642,784
Zynga, Inc. Class A(Æ)	303,800		1,088	Securities Sold Short - (8.8)%
				Consumer Discretionary - (2.4)%
			94,733	Dave & Buster's Entertainment, Inc. (Æ)	(4,300)	(202)

Utilities - 3.6%				Discovery Communications, Inc. Class A(Æ)	(23,900)	(599)
AES Corp.	12,671		146	Dorman Products, Inc. (Æ)	(11,800)	(890)
Alliant Energy Corp.	4,225		168	Eldorado Resorts, Inc. (Æ)	(29,200)	(1,009)
Ameren Corp.	3,766		213	First Cash Financial Services, Inc.	(14,700)	(1,075)
American Electric Power Co. , Inc.	28,609		1,968	GameStop Corp. Class A	(11,400)	(192)
American Water Works Co. , Inc.	1,681		140	Hanesbrands, Inc.	(34,200)	(743)
Aqua America, Inc.	3,422		124	Harley-Davidson, Inc.	(17,500)	(848)
AT&T, Inc.	48,308		1,809	ILG, Inc. (Æ)	(32,610)	(1,024)
Atmos Energy Corp.	2,318		192	L Brands, Inc.	(14,700)	(736)
Avangrid, Inc.	2,616		127	LCI Industries	(7,960)	(878)
CenterPoint Energy, Inc.	56,004		1,578	Liberty Broadband Corp. Class A(Æ)	(10,767)	(1,019)
CMS Energy Corp.	19,353		866	Marriott International, Inc. Class A	(9,100)	(1,341)
Consolidated Edison, Inc.	3,915		315	Monro Muffler Brake, Inc.	(9,500)	(537)
Dominion Energy, Inc.	5,649		432	Papa John's International, Inc.	(3,979)	(258)
DTE Energy Co.	16,951		1,791	Planet Fitness, Inc. Class A(Æ)	(35,500)	(1,198)
Duke Energy Corp.	4,852		381	Red Rock Resorts, Inc. Class A	(7,324)	(254)
Edison International	8,600		538	Sally Beauty Holdings, Inc. (Æ)	(39,800)	(661)
Entergy Corp.	1,910		150	TRI Pointe Group, Inc. (Æ)	(43,900)	(716)
Eversource Energy(Æ)	25,694		1,621	Winnebago Industries, Inc.	(8,100)	(368)
Exelon Corp.	6,955		268
Great Plains Energy, Inc.	2,665		83			(14,548)
Hawaiian Electric Industries, Inc.	2,345		80	Energy - (0.2)%
MDU Resources Group, Inc.	4,870		129	Callon Petroleum Co. (Æ)	(46,100)	(523)
National Fuel Gas Co.	2,448		136	Chesapeake Energy Corp. (Æ)	(28,500)	(100)
NextEra Energy, Inc.	3,154		500	PDC Energy, Inc. (Æ)	(6,000)	(311)
NiSource, Inc.	33,765		834			(934)
OGE Energy Corp.	4,848		156	Financial Services - (2.0)%
Pinnacle West Capital Corp.	1,738		139	AGNC Investment Corp. (Æ)	(28,800)	(541)
PPL Corp.	4,570		146	Apollo Commercial Real Estate Finance,
Public Service Enterprise Group, Inc.	4,019		208	Inc. (ö)	(48,600)	(883)
RingCentral, Inc. Class A(Æ)	9,400		510	Chimera Investment Corp. (ö)	(44,900)	(763)
Sempra Energy	3,039		325	Colony NorthStar, Inc. Class A(ö)	(71,000)	(638)
Southern Co. (The)	8,225		371	Cousins Properties, Inc. (ö)	(96,000)	(864)
Telephone & Data Systems, Inc.	13,800		379	DDR Corp. (ö)	(65,000)	(528)
UGI Corp.	3,872		177	Education Realty Trust, Inc. (ö)	(18,300)	(604)
US Cellular Corp. (Æ)	13,198		480	Financial Engines, Inc.	(8,400)	(239)
Vectren Corp.	2,553		155	Gaming and Leisure Properties, Inc. (ö)	(25,500)	(929)
Verizon Communications, Inc.	33,600		1,816	GEO Group, Inc. (The)(ö)	(9,800)	(221)
WEC Energy Group, Inc. (Æ)	3,960		255	Government Properties Income Trust(ö)	(8,761)	(150)
Westar Energy, Inc. Class A	28,966		1,497	Medical Properties Trust, Inc. (ö)	(39,300)	(514)
Xcel Energy, Inc.	6,149		281	New Residential Investment Corp. (ö)	(48,375)	(836)
			21,484	RLI Corp.	(14,700)	(945)
				Sabra Health Care REIT, Inc. (ö)	(24,300)	(440)
Total Common Stocks				T Rowe Price Group, Inc.	(10,800)	(1,206)
(cost $463,464)			585,921	Tanger Factory Outlet Centers, Inc. (ö)	(34,500)	(869)
				Weyerhaeuser Co. (ö)	(25,800)	(969)
Short-Term Investments - 9.5%						(12,139)
U. S. Cash Management Fund (@)	41,910,739	(8)	41,915	Health Care - (0.8)%

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 11

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Amicus Therapeutics, Inc. (Æ)	(5,900)	(96)	Centennial Resource Development, Inc. Class
AMN Healthcare Services, Inc. (Æ)	(11,600)	(622)	A(Æ)	(28,300)	(578)
Avexis, Inc. (Æ)	(1,100)	(136)	Cheniere Energy, Inc. (Æ)	(4,600)	(260)
Blueprint Medicines Corp. (Æ)	(2,200)	(173)	j2 Global, Inc.	(8,500)	(680)
Brookdale Senior Living, Inc. Class A(Æ)	(41,200)	(391)			(1,746)
Dentsply Sirona, Inc.	(14,000)	(851)
Exact Sciences Corp. (Æ)	(2,000)	(99)	Total Securities Sold Short
Ironwood Pharmaceuticals, Inc. Class A(Æ)	(10,800)	(160)	(proceeds $47,317)		(52,345)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,740)	(274)
Loxo Oncology, Inc. (Æ)	(1,100)	(112)	Other Assets and Liabilities, Net
Myriad Genetics, Inc. (Æ)	(4,500)	(166)	- 0.9%		5,260
Premier, Inc. Class A(Æ)	(32,100)	(1,042)	Net Assets - 100.0%		595,699
Sage Therapeutics, Inc. (Æ)	(510)	(97)
Syneos Health, Inc. (Æ)	(7,000)	(268)
Teladoc, Inc. (Æ)	(9,900)	(370)
		(4,857)
Materials and Processing - (0.5)%
AAON, Inc.	(20,410)	(743)
AK Steel Holding Corp. (Æ)	(21,200)	(107)
Cleveland-Cliffs, Inc. (Æ)	(11,100)	(76)
Compass Minerals International, Inc.	(13,727)	(1,001)
SiteOne Landscape Supply, Inc. (Æ)	(8,200)	(625)
Summit Materials, Inc. Class A(Æ)	(8,821)	(282)
		(2,834)
Producer Durables - (1.6)%
Albany International Corp. Class A	(4,301)	(273)
Covanta Holding Corp.	(41,400)	(677)
Deluxe Corp.	(11,440)	(850)
GATX Corp.	(8,500)	(605)
Johnson Controls International PLC(Æ)	(23,200)	(908)
Knight-Swift Transportation Holdings, Inc.
(Æ)	(6,840)	(341)
Littelfuse, Inc.	(4,440)	(965)
Macquarie Infrastructure Corp.	(2,700)	(179)
Nordson Corp.	(5,840)	(839)
Square, Inc. Class A(Æ)	(10,700)	(502)
Stericycle, Inc. (Æ)	(5,400)	(407)
TransDigm Group, Inc.	(3,010)	(954)
Wabtec Corp.	(11,400)	(924)
Worldpay, Inc. Class A(Æ)	(12,400)	(996)
		(9,420)
Technology - (1.0)%
Activision Blizzard, Inc.	(5,600)	(415)
Analog Devices, Inc.	(10,100)	(928)
Cars. com, Inc. (Æ)	(28,400)	(843)
Ebix, Inc.	(4,800)	(394)
GrubHub, Inc. (Æ)	(700)	(51)
GTT Communications, Inc. (Æ)	(6,200)	(286)
II-VI, Inc. (Æ)	(4,800)	(205)
Leidos Holdings, Inc.	(9,300)	(619)
Liberty Expedia Holdings, Inc. Class A(Æ)	(2,200)	(103)
Liberty Interactive Corp. (Æ)	(9,900)	(583)
Lumentum Holdings, Inc. (Æ)	(3,800)	(176)
Microchip Technology, Inc.	(9,600)	(914)
Snap, Inc. Class A(Æ)	(25,900)	(350)
		(5,867)
Utilities - (0.3)%
Black Hills Corp.	(4,100)	(228)

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	142	USD	20,063	03/18	4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Put	24	2,670.00	USD	6,408	02/02/18	(1)
S&P 500 Index	Goldman Sachs	Put	24	2,705.00	USD	6,492	02/09/18	(5)
S&P 500 Index	Goldman Sachs	Put	24	2,700.00	USD	6,480	02/16/18	(11)
S&P 500 Index	Goldman Sachs	Put	23	2,775.00	USD	6,383	02/23/18	(39)
Total Liability for Options Written (premiums received $63)								(56)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$72,269	$—	$—	$—	$72,269
Consumer Staples	61,417	—	—	—	61,417
Energy	32,983	—	—	—	32,983
Financial Services	106,483	—	—	—	106,483
Health Care	80,205	—	—	—	80,205
Materials and Processing	16,419	—	—	—	16,419
Producer Durables	99,928	—	—	—	99,928
Technology	94,733	—	—	—	94,733
Utilities	21,484	—	—	—	21,484
Short-Term Investments	—	14,948	—	41,915	56,863
Total Investments	585,921	14,948	—	41,915	642,784
Securities Sold Short**	(52,345)	—	—	—	(52,345)

Other Financial Instruments
Assets
Futures Contracts	4	—	—	—	4

Liabilities
Options Written	(56)	—	—	—	(56)
Total Other Financial Instruments*	$(52)	$—	$—	$—	$(52)

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 13

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 100.9%			Tenneco, Inc.	6,062	352
Consumer Discretionary - 15.8%			Tesla, Inc. (Æ)	51	18
Aaron's, Inc. Class A	1,965	80	Thomson Reuters Corp.	2,183	95
Amazon. com, Inc. (Æ)(Û)	3,080	4,469	Time Warner, Inc.	4,880	465
AMC Networks, Inc. Class A(Æ)	2,424	125	TJX Cos. , Inc.	2,509	202
American Eagle Outfitters, Inc.	5,131	92	Toll Brothers, Inc.	8,630	402
Best Buy Co. , Inc.	6,691	489	Twenty-First Century Fox, Inc. Class A	5,487	202
Big Lots, Inc.	2,880	175	Under Armour, Inc. Class A(Æ)	858	12
Brunswick Corp.	3,000	188	Visteon Corp. (Æ)	3,710	483
Carnival Corp.	3,576	256	WABCO Holdings, Inc. (Æ)	2,030	313
CBS Corp. Class B	20,988	1,210	Wal-Mart Stores, Inc.	5,112	545
Charter Communications, Inc. Class A(Æ)	483	182	Walt Disney Co. (The)	1,514	165
Churchill Downs, Inc. (Û)	444	115	Wayfair, Inc. Class A(Æ)	448	41
Comcast Corp. Class A	4,587	195	Wolverine World Wide, Inc.	1,265	42
Costco Wholesale Corp.	198	39	Yum China Holdings, Inc.	6,600	306
Coty, Inc. Class A	1,995	39	Yum! Brands, Inc.	2,641	224
Dana Holding Corp.	7,029	232			24,778
Domino's Pizza, Inc.	1,570	340
DR Horton, Inc. (Û)	17,361	852	Consumer Staples - 2.4%
eBay, Inc. (Æ)	6,330	257	Altria Group, Inc.	1,187	83
Fiat Chrysler Automobiles NV(Æ)(Û)	7,678	186	Archer-Daniels-Midland Co.	9,295	399
Ford Motor Co.	91,818	1,007	B&G Foods, Inc. Class A	267	9
Gap, Inc. (The)(Û)	2,805	93	Bunge, Ltd.	4,900	389
General Motors Co. (Û)	24,459	1,038	Colgate-Palmolive Co.	414	31
Graham Holdings Co. Class B(Û)	181	108	ConAgra Foods, Inc.	24,163	919
Hilton Grand Vacations, Inc. (Æ)	3,779	170	Constellation Brands, Inc. Class A	1,949	428
Hilton Worldwide Holdings, Inc.	7,657	656	CVS Health Corp.	795	63
Home Depot, Inc. (The)	1,441	289	Ingredion, Inc.	2,256	324
Interpublic Group of Cos. , Inc. (The)	22,262	487	Kimberly-Clark Corp.	200	23
John Wiley & Sons, Inc. Class A	1,501	95	Kraft Heinz Co. (The)	375	29
KB Home	2,602	82	Kroger Co. (The)	1,151	35
Kohl's Corp.	1,860	120	Molson Coors Brewing Co. Class B	303	25
Las Vegas Sands Corp.	1,364	106	Mondelez International, Inc. Class A	463	21
Lear Corp.	1,879	363	Monster Beverage Corp. (Æ)	683	47
Lennar Corp. Class B	20	1	Nu Skin Enterprises, Inc. Class A	677	49
Lennar Corp. Class A	11,021	691	PepsiCo, Inc. (Û)	2,628	316
Lowe's Cos. , Inc.	1,291	135	Philip Morris International, Inc.	928	100
Lululemon Athletica, Inc. (Æ)	1,600	125	Procter & Gamble Co. (The)	1,626	140
Madison Square Garden Co. (The) Class A(Æ)	1,290	278	Sanderson Farms, Inc.	688	87
Magna International, Inc. Class A	3,611	206	Sysco Corp.	2,077	131
Marriott International, Inc. Class A	1,088	160	Tyson Foods, Inc. Class A	466	35
McDonald's Corp.	931	159	Walgreens Boots Alliance, Inc.	1,458	110
Meritage Homes Corp. (Æ)	1,203	57			3,793
Michael Kors Holdings, Ltd. (Æ)(Û)	2,919	193
Netflix, Inc. (Æ)	362	98	Energy - 7.4%
Newell Rubbermaid, Inc.	392	10	Anadarko Petroleum Corp.	1,184	71
News Corp. Class A(Û)	30,387	520	Andeavor(Æ)	3,413	369
Nike, Inc. Class B	2,036	139	Apache Corp.	1,209	54
Office Depot, Inc.	21,794	71	Arch Coal, Inc. Class A	3,000	270
Omnicom Group, Inc.	10,098	774	Baker Hughes, a GE Co. , LLC	630	20
O'Reilly Automotive, Inc. (Æ)	640	169	BP PLC - ADR	10,895	466
Pandora Media, Inc. (Æ)	2,762	13	C&J Energy Services, Inc. (Æ)	2,680	82
Priceline Group, Inc. (The)(Æ)(Û)	288	551	Cenovus Energy, Inc.	43,518	416
PulteGroup, Inc.	22,674	721	Chevron Corp.	2,140	268
Ross Stores, Inc.	1,221	101	Cimarex Energy Co.	3,205	360
Royal Caribbean Cruises, Ltd.	801	107	Concho Resources, Inc. (Æ)	2,863	451
Starbucks Corp.	2,524	143	ConocoPhillips(Û)	4,634	273
Tapestry, Inc.	20,513	965	Devon Energy Corp.	13,639	564
Target Corp.	3,039	229	Enbridge, Inc.	830	30
Taylor Morrison Home Corp. Class A(Æ)	6,309	160	EOG Resources, Inc.	595	68

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 15

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Exxon Mobil Corp.	11,012	961	Equity Commonwealth(Æ)(ö)	5,580	167
Frank's International NV	1,768	12	Equity Residential(ö)	6,480	399
Golar LNG, Ltd.	433	12	Essex Property Trust, Inc. (ö)	1,375	320
Halliburton Co.	12,999	698	First Financial Bankshares, Inc.	714	33
Hess Corp.	1,904	96	First Republic Bank	1,028	92
HollyFrontier Corp.	5,210	250	Forest City Realty Trust, Inc. Class A(ö)	6,604	155
Kosmos Energy, Ltd. (Æ)	12,400	86	Franklin Resources, Inc.	14,007	594
Marathon Oil Corp.	6,744	123	Gaming and Leisure Properties, Inc. (ö)(Û)	9,243	337
Marathon Petroleum Corp. (Û)	13,782	955	GGP, Inc. (Æ)(ö)	4,779	110
Murphy Oil Corp.	8,507	273	Goldman Sachs Group, Inc. (The)	8,167	2,189
National Oilwell Varco, Inc.	9,500	348	Green Dot Corp. Class A(Æ)	1,300	80
Newfield Exploration Co. (Æ)	1,493	47	HCP, Inc. (ö)	2,503	60
Occidental Petroleum Corp.	6,764	507	Hospitality Properties Trust(ö)(Û)	2,876	82
Oceaneering International, Inc.	1,526	32	Iron Mountain, Inc. (ö)	501	18
PBF Energy, Inc. Class A	3,318	107	JBG Smith Properties(ö)	656	22
Peabody Energy Corp.	7,000	283	Jones Lang LaSalle, Inc. (Û)	1,542	241
Phillips 66	1,201	123	JPMorgan Chase & Co. (Û)	41,005	4,745
Pioneer Natural Resources Co.	446	82	KeyCorp	30,968	663
QEP Resources, Inc. (Æ)	1,752	16	Lazard, Ltd. Class A(Û)	3,646	214
Royal Dutch Shell PLC Class A - ADR	22,657	1,593	Leucadia National Corp.	11,093	300
Schlumberger, Ltd.	1,316	97	Lincoln National Corp.	3,447	285
Southwestern Energy Co. (Æ)	17,245	73	LPL Financial Holdings, Inc.	5,700	340
SunPower Corp. Class A(Æ)	1,272	10	M&T Bank Corp.	1,590	303
Valero Energy Corp. (Û)	10,969	1,053	Macerich Co. (The) (ö)	207	13
Weatherford International PLC(Æ)	3,064	12	Mack-Cali Realty Corp. (ö)	2,168	44
		11,611	MasterCard, Inc. Class A	452	76
			MetLife, Inc.	12,676	609
Financial Services - 25.9%			Morgan Stanley(Û)	37,536	2,124
Affiliated Managers Group, Inc.	377	75	Navient Corp. (Û)	7,631	109
Aflac, Inc.	1,072	95	New York Community Bancorp, Inc.	2,720	39
Allstate Corp. (The)(Û)	4,600	454	Northern Trust Corp.	3,100	327
Ally Financial, Inc. (Û)	11,391	339	NorthStar Realty Europe Corp. (ö)	3,747	45
American Express Co.	409	41	Park Hotels & Resorts, Inc. (ö)(Û)	9,313	269
American International Group, Inc.	20,330	1,300	PayPal Holdings, Inc. (Æ)	1,240	106
American Tower Corp. (ö)	786	116	Piedmont Office Realty Trust, Inc. Class A(ö)	4,072	79
Assured Guaranty, Ltd.	932	33	PNC Financial Services Group, Inc. (The)	3,431	542
AvalonBay Communities, Inc. (ö)	149	25	Popular, Inc.	6,600	268
Axis Capital Holdings, Ltd.	6,972	352	Progressive Corp. (The)	995	54
Bank of America Corp. (Û)	117,286	3,756	Prologis, Inc. (ö)	4,091	266
Bank of New York Mellon Corp. (The)	7,222	409	Prudential Financial, Inc. (Û)	7,721	918
Berkshire Hathaway, Inc. Class B(Æ)	925	198	Public Storage(ö)	466	91
BlackRock, Inc. Class A	68	38	Realogy Holdings Corp. (Û)	3,684	101
Blackstone Group, LP (The)(Ñ)	23,898	873	Realty Income Corp. (ö)	591	31
Boston Properties, Inc. (ö)	877	108	Reinsurance Group of America, Inc. Class A	2,078	326
Brighthouse Financial, Inc. (Æ)	1,221	78	Ryman Hospitality Properties, Inc. (ö)(Û)	1,881	144
Capital One Financial Corp.	21,217	2,206	Santander Consumer USA Holdings, Inc.	4,400	76
CBRE Group, Inc. Class A(Æ)(Û)	9,014	412	Simon Property Group, Inc. (ö)	125	20
Charles Schwab Corp. (The)	2,147	115	State Street Corp.	10,116	1,114
Chubb, Ltd.	720	112	SunTrust Banks, Inc.	7,725	546
Citigroup, Inc. (Û)	34,180	2,683	Synchrony Financial	9,800	389
Citizens Financial Group, Inc. (Û)	17,053	783	Synovus Financial Corp.	4,888	246
CNO Financial Group, Inc.	5,839	144	TCF Financial Corp.	5,982	128
Colony NorthStar, Inc. Class A(ö)	4,472	40	TD Ameritrade Holding Corp.	4,200	234
Comerica, Inc.	3,600	343	UBS Group AG(Æ)(Ñ)	26,632	541
Crown Castle International Corp. (ö)	412	46	United Bankshares, Inc.	845	31
Digital Realty Trust, Inc. (ö)	372	42	Unum Group	6,548	348
Discover Financial Services(Û)	793	63	Validus Holdings, Ltd.	234	16
Dun & Bradstreet Corp. (The)	2,480	307	Ventas, Inc. (ö)	590	33
E*Trade Financial Corp. (Æ)	4,700	248	Virtu Financial, Inc. Class A	725	14
Equinix, Inc. (Æ)(ö)	1,151	523	Visa, Inc. Class A	1,021	127

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Vornado Realty Trust (ö)	1,094	78	Sage Therapeutics, Inc. (Æ)	1,959	372
Voya Financial, Inc.	13,126	682	Seattle Genetics, Inc. (Æ)	166	9
Wells Fargo & Co.	12,877	847	Stryker Corp.	267	44
Welltower, Inc. (ö)	733	44	Thermo Fisher Scientific, Inc.	180	40
WEX, Inc. (Æ)	116	18	UnitedHealth Group, Inc.	614	145
Weyerhaeuser Co. (ö)	6,630	249	Valeant Pharmaceuticals International, Inc.
Willis Towers Watson PLC(Æ)	351	56	(Æ)	3,612	67
		40,524	Vertex Pharmaceuticals, Inc. (Æ)	5,039	841
			WellCare Health Plans, Inc. (Æ)	1,920	404
Health Care – 11.1%					17,461
Abbott Laboratories	15,275	948
AbbVie, Inc.	2,115	237	Materials and Processing - 3.8%
Abiomed, Inc. (Æ)	750	176	Air Products & Chemicals, Inc.	327	55
Acadia Healthcare Co. , Inc. (Æ)	364	12	Albemarle Corp.	389	43
Aerie Pharmaceuticals, Inc. (Æ)(Ñ)	13,055	716	Alcoa Corp. (Æ)	2,116	110
Aetna, Inc.	623	116	Axalta Coating Systems, Ltd. (Æ)	394	12
Agilent Technologies, Inc.	4,704	345	Bemis Co. , Inc.	1,019	48
Alexion Pharmaceuticals, Inc. (Æ)	722	86	Cabot Corp.	3,739	253
Alkermes PLC(Æ)	123	7	Celanese Corp. Class A(Û)	3,615	391
Allergan PLC	2,753	497	Domtar Corp.	3,416	176
Allscripts Healthcare Solutions, Inc. (Æ)	16,900	252	DowDuPont, Inc.	5,956	450
AmerisourceBergen Corp. Class A	3,600	359	Eastman Chemical Co.	804	80
Amgen, Inc.	1,201	223	Ecolab, Inc.	778	107
Anthem, Inc. (Æ)	2,653	658	FMC Corp.	3,700	338
Baxter International, Inc. (Û)	3,337	240	Hexcel Corp.	12,554	858
Becton Dickinson and Co.	168	41	Louisiana-Pacific Corp. (Æ)	5,874	174
Biogen, Inc. (Æ)	1,217	423	LyondellBasell Industries NV Class A(Û)	3,231	387
Bristol-Myers Squibb Co.	15,790	989	Martin Marietta Materials, Inc.	79	18
Bruker Corp.	2,705	96	Masco Corp. (Û)	10,228	457
Cardinal Health, Inc.	4,149	298	Monsanto Co.	590	72
Celgene Corp. (Æ)	5,438	551	Mosaic Co. (The)	1,927	53
Centene Corp. (Æ)	1,054	113	Newmont Mining Corp.	1,231	50
Cigna Corp. (Û)	1,954	407	Norbord, Inc.	2,301	88
DexCom, Inc. (Æ)	227	13	Nucor Corp.	910	61
Eli Lilly & Co.	6,212	506	Owens Corning(Û)	2,761	257
Endo International PLC(Æ)	7,164	50	PPG Industries, Inc.	533	63
Envision Healthcare Corp. (Æ)	1,186	43	Praxair, Inc.	1,709	276
Exelixis, Inc. (Æ)	4,036	122	Sonoco Products Co.	1,271	69
Express Scripts Holding Co. (Æ)	9,537	755	Steel Dynamics, Inc.	6,000	272
Gilead Sciences, Inc. (Û)	7,479	627	Teck Resources, Ltd. Class B	3,344	97
Haemonetics Corp. (Æ)	1,433	93	Timken Co. (The)	561	29
Halozyme Therapeutics, Inc. (Æ)	1,500	28	Trinseo SA	2,145	177
HCA Healthcare, Inc.	698	71	Triton International, Ltd.	2,118	82
HMS Holdings Corp. (Æ)	3,038	52	Univar, Inc. (Æ)	5,700	170
Humana, Inc. (Û)	2,813	792	Vulcan Materials Co.	274	37
IDEXX Laboratories, Inc. (Æ)	1,940	363	WestRock Co.	1,509	101
Incyte Corp. (Æ)	99	9			5,911
Johnson & Johnson(Û)	3,720	514
Laboratory Corp. of America Holdings(Æ)	2,110	368	Producer Durables - 12.4%
Ligand Pharmaceuticals, Inc. Class B(Æ)	572	90	3M Co.	589	148
McKesson Corp.	4,398	743	Accenture PLC Class A	286	46
Merck & Co. , Inc. (Û)	6,871	407	Advanced Energy Industries, Inc. (Æ)	1,912	136
Molina Healthcare, Inc. (Æ)	2,100	192	AECOM(Æ)	17,549	686
Mylan NV(Æ)	17,498	749	AGCO Corp.	5,300	385
Nektar Therapeutics(Æ)	327	27	American Airlines Group, Inc.	780	42
Penumbra, Inc. (Æ)	146	15	Automatic Data Processing, Inc.	257	32
Perrigo Co. PLC	670	61	Boeing Co. (The)	4,837	1,715
Pfizer, Inc. (Û)	17,887	662	Caterpillar, Inc.	7,529	1,225
PRA Health Sciences, Inc. (Æ)	600	55	CoStar Group, Inc. (Æ)	285	99
Regeneron Pharmaceuticals, Inc. (Æ)	931	342	CSX Corp.	1,643	93

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 17

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cummins, Inc. (Û)	3,335	627	XPO Logistics, Inc. (Æ)	8,648	817
Danaher Corp.	348	35			19,386
Deere & Co.	649	108
Delta Air Lines, Inc. (Û)	21,102	1,197	Technology - 20.1%
Dover Corp.	6,640	705	Adobe Systems, Inc. (Æ)	509	102
Eaton Corp. PLC(Ñ)	708	59	Advanced Micro Devices, Inc. (Æ)	1,140	16
EMCOR Group, Inc.	2,090	170	Alibaba Group Holding, Ltd. - ADR(Æ)	2,764	565
Emerson Electric Co.	452	33	Alphabet, Inc. Class A(Æ)(Û)	444	525
Evoqua Water Technologies Corp. (Æ)	14,854	340	Alphabet, Inc. Class C(Æ)	833	975
FedEx Corp.	3,604	946	Amdocs, Ltd.	552	38
Fluor Corp.	6,700	407	Amkor Technology, Inc. (Æ)	7,377	74
General Dynamics Corp.	181	40	Apple, Inc. (Û)	27,779	4,653
General Electric Co.	22,067	357	Applied Materials, Inc.	6,650	357
HD Supply Holdings, Inc. (Æ)	2,814	109	ARRIS International PLC(Æ)	13,600	344
Honeywell International, Inc.	413	66	Aspen Technology, Inc. (Æ)	3,687	286
Huntington Ingalls Industries, Inc.	777	185	Atlassian Corp. PLC Class A(Æ)	139	8
Illinois Tool Works, Inc.	216	38	Avnet, Inc.	2,761	117
Insperity, Inc.	900	55	AVX Corp.	5,126	92
Jacobs Engineering Group, Inc.	2,943	204	BlackBerry, Ltd. (Æ)	940	12
JB Hunt Transport Services, Inc.	692	84	Broadcom, Ltd.	3,577	887
JetBlue Airways Corp. (Æ)	9,362	195	Cadence Design Systems, Inc. (Æ)	7,351	330
Johnson Controls International PLC(Æ)	1,006	39	Cirrus Logic, Inc. (Æ)	3,800	188
Kansas City Southern	8,747	989	Cisco Systems, Inc.	5,584	232
L3 Technologies, Inc.	182	39	Citrix Systems, Inc. (Æ)	3,913	363
Lamb Weston Holdings, Inc.	547	32	Cognizant Technology Solutions Corp. Class
Landstar System, Inc.	250	28	A(Û)	10,739	837
Lincoln Electric Holdings, Inc.	1,163	113	CommScope Holding Co. , Inc. (Æ)	22,668	876
Lockheed Martin Corp.	244	87	CommVault Systems, Inc. (Æ)	1,800	96
ManpowerGroup, Inc. (Û)	4,491	590	Cornerstone OnDemand, Inc. (Æ)	3,700	152
Moog, Inc. Class A(Æ)	1,027	92	Corning, Inc.	966	30
MSC Industrial Direct Co. , Inc. Class A	334	31	Dell Technologies, Inc. Class V(Æ)	2,211	158
Navistar International Corp. (Æ)	1,100	50	DXC Technology Co.	10,939	1,089
Norfolk Southern Corp.	1,492	225	Electronic Arts, Inc. (Æ)	2,323	295
Northrop Grumman Corp.	125	43	Entegris, Inc.	4,708	153
Old Dominion Freight Line, Inc.	684	100	Etsy, Inc. (Æ)	1,900	36
Oshkosh Corp.	1,986	180	F5 Networks, Inc. (Æ)	595	86
PACCAR, Inc. (Û)	1,045	78	Facebook, Inc. Class A(Æ)	6,485	1,212
Parker-Hannifin Corp.	1,167	235	FireEye, Inc. (Æ)(Ñ)	6,414	96
Quanta Services, Inc. (Æ)(Û)	34,948	1,346	Fortinet, Inc. (Æ)	5,000	230
Raytheon Co.	559	117	Hewlett Packard Enterprise Co.	79,190	1,298
Republic Services, Inc. Class A	1,113	77	HP, Inc. (Æ)	41,692	972
Ritchie Bros Auctioneers, Inc.	345	11	Imperva, Inc. (Æ)	688	30
Rockwell Automation, Inc.	5,827	1,149	Intel Corp.	8,774	422
Ryder System, Inc.	6,858	597	International Business Machines Corp.	544	89
Southwest Airlines Co. (Û)	3,293	200	Intuit, Inc. (Û)	1,368	230
Spirit AeroSystems Holdings, Inc. Class A	1,371	140	Jabil Circuit, Inc.	13,160	335
Square, Inc. Class A(Æ)	466	22	Juniper Networks, Inc.	11,400	298
Stanley Black & Decker, Inc.	552	92	KLA-Tencor Corp.	2,039	224
Terex Corp.	4,415	208	Lam Research Corp. (Û)	1,250	239
Textron, Inc.	6,190	363	MACOM Technology Solutions Holdings,
Union Pacific Corp.	1,355	181	Inc. (Æ)	301	9
United Parcel Service, Inc. Class B	749	95	Marvell Technology Group, Ltd.	57,455	1,340
United Rentals, Inc. (Æ)(Û)	1,220	221	Maxar Technologies, Ltd.	341	21
United Technologies Corp.	823	114	Micro Focus International PLC - ADR	7,531	228
Wabtec Corp.	150	12	Micron Technology, Inc. (Æ)(Û)	4,741	207
Waste Management, Inc.	397	35	Microsoft Corp. (Û)	36,502	3,469
Werner Enterprises, Inc.	1,355	55	MicroStrategy, Inc. Class A(Æ)	807	111
Worldpay, Inc. Class A(Æ)	205	16	MKS Instruments, Inc.	1,326	136
			MuleSoft, Inc. Class A(Æ)	512	13
			NetApp, Inc.	1,527	94

See accompanying notes which are an integral part of this quarterly report.

18 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
NVIDIA Corp.	518	127
ON Semiconductor Corp. (Æ)	9,084	225	Short-Term Investments - 2.7%
Oracle Corp.	16,145	833	U. S. Cash Management Fund(@)	4,214,881 (8)	4,215
Palo Alto Networks, Inc. (Æ)	2,538	400	Total Short-Term Investments
Pure Storage, Inc. Class A(Æ)	3,000	60	(cost $4,215)		4,215
QUALCOMM, Inc.	926	63
Red Hat, Inc. (Æ)	2,200	289	Other Securities - 1.4%
Salesforce. com, Inc. (Æ)	5,716	651	U. S. Cash Collateral Fund(@)	2,234,522 (8)	2,235
ServiceNow, Inc. (Æ)	2,790	415	Total Other Securities
Snap, Inc. Class A(Æ)	843	11	(cost $2,235)		2,235
Splunk, Inc. (Æ)	1,700	157
Symantec Corp.	1,580	43	Total Investments 105.0%
Synopsys, Inc. (Æ)	3,834	355	(identified cost $125,370)		164,555
Tableau Software, Inc. Class A(Æ)	362	28	Securities Sold Short - (3.3)%
TE Connectivity, Ltd. (Û)	3,484	357	Consumer Discretionary - (0.4)%
Tech Data Corp. (Æ)	3,590	360	Altice USA, Inc. Class A(Æ)	(2,773)	(60)
Texas Instruments, Inc.	488	54	AMC Entertainment Holdings, Inc. Class A	(1,798)	(23)
Twilio, Inc. Class A(Æ)	595	16	Chipotle Mexican Grill, Inc. Class A(Æ)	(162)	(53)
Twitter, Inc. (Æ)	10,800	279	Coty, Inc. Class A	(5,393)	(106)
Ubiquiti Networks, Inc. (Æ)	209	17
VeriSign, Inc. (Æ)	3,179	365	Mattel, Inc.	(4,102)	(65)
ViaSat, Inc. (Æ)	165	12	Newell Rubbermaid, Inc.	(2,204)	(58)
Vishay Intertechnology, Inc.	10,672	234	Nielsen Holdings PLC	(1,197)	(45)
Western Digital Corp.	6,954	619	Tesla, Inc. (Æ)	(289)	(102)
Yelp, Inc. Class A(Æ)	1,200	53	Under Armour, Inc. Class A(Æ)	(3,973)	(55)
Zynga, Inc. Class A(Æ)	75,407	270			(567)
		31,568	Consumer Staples – (0.0)%
			B&G Foods, Inc. Class A	(1,503)	(50)
Utilities - 2.0%
AES Corp.	15,344	177	Energy – (0.1)%
Ameren Corp.	593	34	Frank's International NV	(6,739)	(47)
American Electric Power Co. , Inc.	2,467	170	Golar LNG, Ltd.	(2,438)	(67)
American Water Works Co. , Inc.	371	31	SunPower Corp. Class A(Æ)	(5,889)	(47)
AT&T, Inc.	6,072	227	Weatherford International PLC(Æ)	(17,249)	(68)
CenturyLink, Inc.	3,582	64			(229)
Cheniere Energy, Inc. (Æ)	215	12	Financial Services - (1.2)%
CMS Energy Corp.	646	29	Bank of the Ozarks, Inc.	(4,045)	(202)
Consolidated Edison, Inc.	1,580	127	Digital Realty Trust, Inc. (ö)	(866)	(97)
Crescent Point Energy Corp.	2,642	21	Equifax, Inc.	(486)	(61)
Dominion Energy, Inc.	824	63	Equity Commonwealth(Æ)(ö)	(4,313)	(129)
DTE Energy Co.	613	65	First Financial Bankshares, Inc.	(3,615)	(168)
Duke Energy Corp.	795	62	Iron Mountain, Inc. (ö)	(2,822)	(99)
Edison International	4,307	269	Macerich Co. (The) (ö)	(957)	(62)
Frontier Communications Corp. (Ñ)	737	6	New York Community Bancorp, Inc.	(15,311)	(217)
Hawaiian Electric Industries, Inc.	1,503	51	Omega Healthcare Investors, Inc. (ö)	(3,034)	(82)
NextEra Energy, Inc.	1,068	169	Pinnacle Financial Partners, Inc.	(2,383)	(151)
PG&E Corp.	905	38	Realty Income Corp. (ö)	(2,736)	(146)
Public Service Enterprise Group, Inc.	871	45
Southern Co. (The)	1,845	83	Sabra Health Care, Inc. (ö)	(4,437)	(80)
Sprint Corp. (Æ)(Ñ)	26,700	142	TFS Financial Corp.	(12,156)	(178)
Telephone & Data Systems, Inc. (Û)	5,007	137	United Bankshares, Inc.	(3,909)	(144)
T-Mobile US, Inc. (Æ)	5,055	329	Uniti Group, Inc. (ö)	(3,326)	(53)
US Cellular Corp. (Æ)(Û)	2,528	92	Validus Holdings, Ltd.	(234)	(16)
Verizon Communications, Inc. (Û)	10,137	549	Virtu Financial, Inc. Class A	(3,353)	(64)
WEC Energy Group, Inc. (Æ)	590	38			(1,949)
Xcel Energy, Inc.	939	43	Health Care - (0.4)%
		3,073	Acadia Healthcare Co. , Inc. (Æ)	(2,051)	(70)
			Alkermes PLC(Æ)	(570)	(33)
Total Common Stocks			DexCom, Inc. (Æ)	(1,276)	(74)
(cost $118,920)		158,105	Envision Healthcare Corp. (Æ)	(2,081)	(75)

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 19

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Incyte Corp. (Æ)	(757)	(68)
	Medicines Co. (The)(Æ)	(1,281)	(42)
	Nektar Therapeutics(Æ)	(1,464)	(122)
	Penumbra, Inc. (Æ)	(675)	(67)
	Seattle Genetics, Inc. (Æ)	(935)	(49)
			(600)
	Materials and Processing - (0.2)%
	Axalta Coating Systems, Ltd. (Æ)	(2,215)	(70)
	Martin Marietta Materials, Inc.	(442)	(101)
	Vulcan Materials Co.	(1,543)	(209)
			(380)
	Producer Durables - (0.3)%
	Johnson Controls International PLC(Æ)	(1,299)	(51)
	Ritchie Bros Auctioneers, Inc.	(1,942)	(63)
	Square, Inc. Class A(Æ)	(2,158)	(101)
	Stericycle, Inc. (Æ)	(1,234)	(93)
	Wabtec Corp.	(697)	(56)
	Worldpay, Inc. Class A(Æ)	(950)	(76)
			(440)
	Technology - (0.6)%
	Advanced Micro Devices, Inc. (Æ)	(5,274)	(72)
	Atlassian Corp. PLC Class A(Æ)	(642)	(35)
	BlackBerry, Ltd. (Æ)	(4,352)	(55)
	FireEye, Inc. (Æ)	(2,840)	(43)
	MACOM Technology Solutions Holdings,
	Inc. (Æ)	(1,695)	(53)
	Maxar Technologies, Ltd.	(1,920)	(121)
	MuleSoft, Inc. Class A(Æ)	(2,371)	(58)
	Palo Alto Networks, Inc. (Æ)	(628)	(99)
	Pure Storage, Inc. Class A(Æ)	(3,953)	(80)
	Snap, Inc. Class A(Æ)	(3,904)	(53)
	Twilio, Inc. Class A(Æ)	(2,752)	(72)
	Ubiquiti Networks, Inc. (Æ)	(1,174)	(95)
	ViaSat, Inc. (Æ)	(926)	(70)
			(906)
	Utilities – (0.1)%
	Cheniere Energy, Inc. (Æ)	(1,210)	(68)
	Globalstar, Inc. (Æ)	(20,356)	(21)
			(89)

	Total Securities Sold Short
	(proceeds $5,269)		(5,210)

	Other Assets and Liabilities, Net
-	(1.7%)		(2,625)
	Net Assets - 100.0%		156,720

See accompanying notes which are an integral part of this quarterly report.

20 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		1	USD	141	03/18	—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						—

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)	Total
Common Stocks
Consumer Discretionary	$24,778	$—	$—		$—	$24,778
Consumer Staples	3,793	—	—		—	3,793
Energy	11,611	—	—		—	11,611
Financial Services	40,524	—	—		—	40,524
Health Care	17,461	—	—		—	17,461
Materials and Processing	5,911	—	—		—	5,911
Producer Durables	19,386	—	—		—	19,386
Technology	31,568	—	—		—	31,568
Utilities	3,073	—	—		—	3,073
Short-Term Investments	—	—	—		4,215	4,215
Other Securities	—	—	—		2,235	2,235
Total Investments*	158,105	—	—		6,450	164,555
Securities Sold Short**	(5,210)	—	—		—	(5,210)

Other Financial Instruments
Assets
Futures Contracts	—	—	—		—	—

Total Other Financial Instruments*	$—	$—	$—		$—	$—

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 21

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.8%			PVH Corp.	16,592	2,573
Consumer Discretionary - 12.6%			Ross Stores, Inc.	47,231	3,891
Aaron's, Inc. Class A	12,471	510	Royal Caribbean Cruises, Ltd.	13,025	1,740
Advance Auto Parts, Inc.	41,461	4,851	Service Corp. International	48,664	1,945
Amazon. com, Inc. (Æ)(Û)	43,374	62,931	Starbucks Corp.	392,065	22,273
AMC Networks, Inc. Class A(Æ)	15,394	794	Tapestry, Inc.	205,719	9,677
American Eagle Outfitters, Inc.	30,750	554	Target Corp.	93,197	7,010
Best Buy Co. , Inc. (Û)	67,560	4,936	Taylor Morrison Home Corp. Class A(Æ)	30,647	779
Big Lots, Inc.	18,155	1,103	Tenneco, Inc.	18,099	1,050
BorgWarner, Inc.	28,304	1,592	Thor Industries, Inc.	14,719	2,012
Brunswick Corp.	17,600	1,105	Tiffany & Co.	20,379	2,173
Carnival Corp.	78,974	5,655	Time Warner, Inc.	32,409	3,090
CBS Corp. Class B	125,717	7,243	TJX Cos. , Inc.	85,161	6,840
Churchill Downs, Inc. (Û)	2,500	648	Toll Brothers, Inc.	34,813	1,622
Cinemark Holdings, Inc.	92,416	3,401	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	7,577	1,683
Cooper-Standard Holdings, Inc. (Æ)	14,603	1,819	Vail Resorts, Inc.	32,919	7,195
Costco Wholesale Corp.	58,451	11,390	Visteon Corp. (Æ)	35,285	4,590
Dana Holding Corp.	44,397	1,465	Wal-Mart Stores, Inc.	311,496	33,206
Darden Restaurants, Inc.	14,457	1,386	Walt Disney Co. (The)	22,296	2,423
Dick's Sporting Goods, Inc.	77,517	2,439	Wayfair, Inc. Class A(Æ)	2,039	188
Dollar General Corp.	35,283	3,638	Whirlpool Corp.	24,200	4,390
Dollar Tree, Inc. (Æ)	31,695	3,645	Yum China Holdings, Inc.	141,762	6,576
Domino's Pizza, Inc.	16,360	3,548	Yum! Brands, Inc.	61,900	5,236
DR Horton, Inc. (Û)	257,517	12,631			407,783
eBay, Inc. (Æ)	148,042	6,008
Estee Lauder Cos. , Inc. (The) Class A	82,380	11,118	Consumer Staples - 4.9%
Fiat Chrysler Automobiles NV(Æ)(Û)	48,418	1,170	Altria Group, Inc.	156,500	11,008
Ford Motor Co.	76,181	836	Archer-Daniels-Midland Co.	152,727	6,560
Fortune Brands Home & Security, Inc.	32,309	2,292	Brown-Forman Corp. Class B - ADR	26,043	1,805
GameStop Corp. Class A	138,446	2,327	Bunge, Ltd.	21,288	1,691
Gap, Inc. (The)	18,340	610	Coca-Cola Co. (The)	196,100	9,332
Garmin, Ltd.	31,617	1,990	Colgate-Palmolive Co.	90,700	6,734
General Motors Co. (Û)	328,856	13,947	ConAgra Foods, Inc.	215,688	8,196
Gentex Corp.	91,510	2,167	Constellation Brands, Inc. Class A	17,624	3,868
Genuine Parts Co.	25,276	2,631	CVS Health Corp.	107,406	8,452
Goodyear Tire & Rubber Co. (The)	204,285	7,113	Dr Pepper Snapple Group, Inc.	3,435	410
Graham Holdings Co. Class B(Û)	4,916	2,922	Flowers Foods, Inc.	106,972	2,098
Hanesbrands, Inc.	131,157	2,849	Hershey Co. (The)	10,496	1,158
Hilton Grand Vacations, Inc. (Æ)	24,768	1,114	Hormel Foods Corp.	45,795	1,572
Home Depot, Inc. (The)	24,899	5,002	Ingredion, Inc.	23,754	3,412
John Wiley & Sons, Inc. Class A	9,817	622	JM Smucker Co. (The)	17,268	2,191
KB Home	16,444	518	Kraft Heinz Co. (The)	22,986	1,802
Lear Corp.	31,438	6,072	McCormick & Co. , Inc.	11,460	1,247
Lennar Corp. Class A	89,145	5,586	Molson Coors Brewing Co. Class B	78,839	6,624
Live Nation Entertainment, Inc. (Æ)	6,642	299	Monster Beverage Corp. (Æ)	267,085	18,223
LKQ Corp. (Æ)	44,990	1,891	Nu Skin Enterprises, Inc. Class A	9,914	712
Madison Square Garden Co. (The) Class A(Æ)	16,907	3,649	PepsiCo, Inc. (Û)	110,595	13,305
Magna International, Inc. Class A	113,314	6,476	Philip Morris International, Inc.	177,143	18,995
Marriott International, Inc. Class A	20,106	2,962	Pilgrim's Pride Corp. (Æ)	27,868	774
McDonald's Corp.	64,951	11,116	Pinnacle Foods, Inc.	31,732	1,965
Michael Kors Holdings, Ltd. (Æ)(Û)	48,487	3,200	Post Holdings, Inc. (Æ)	14,231	1,077
Mohawk Industries, Inc. (Æ)	12,100	3,401	Procter & Gamble Co. (The)	136,900	11,820
Netflix, Inc. (Æ)	28,237	7,633	Sanderson Farms, Inc.	4,587	582
News Corp. Class A(Û)	87,204	1,492	Seaboard Corp.	426	1,847
Norwegian Cruise Line Holdings, Ltd. (Æ)	38,102	2,314	Tyson Foods, Inc. Class A	112,575	8,568
NVR, Inc. (Æ)	1,948	6,191	Walgreens Boots Alliance, Inc.	59,291	4,462
Office Depot, Inc.	97,268	316			160,490
O'Reilly Automotive, Inc. (Æ)	5,540	1,466
Priceline Group, Inc. (The)(Æ)(Û)	2,940	5,621	Energy - 7.2%
PulteGroup, Inc.	107,331	3,416	Anadarko Petroleum Corp.	110,119	6,613

See accompanying notes which are an integral part of this quarterly report.

22 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Andeavor(Æ)	41,708	4,511	Commerce Bancshares, Inc.	63,174	3,696
Arch Coal, Inc. Class A	22,430	2,019	Discover Financial Services(Û)	26,681	2,129
BP PLC - ADR	603,763	25,835	Dun & Bradstreet Corp. (The)	3,800	470
C&J Energy Services, Inc. (Æ)	13,910	426	E*Trade Financial Corp. (Æ)	68,411	3,605
Canadian Natural Resources, Ltd.	298,154	10,182	Equinix, Inc. (Æ)(ö)	2,230	1,015
Chevron Corp.	216,156	27,095	Equity Residential(ö)	81,245	5,005
ConocoPhillips(Û)	297,272	17,482	Euronet Worldwide, Inc. (Æ)	20,162	1,893
CONSOL Energy, Inc. (Å)(Æ)	70,788	2,296	Federated Investors, Inc. Class B	36,695	1,273
Devon Energy Corp.	237,378	9,820	Fidelity National Information Services, Inc.	23,136	2,368
Diamondback Energy, Inc. (Æ)	12,506	1,569	First Citizens BancShares, Inc. Class A	321	137
EOG Resources, Inc.	40,421	4,648	First Data Corp. Class A(Æ)	237,128	4,197
Exxon Mobil Corp.	373,268	32,586	Fiserv, Inc. (Æ)	13,333	1,878
Frank's International NV	34,765	241	Franklin Resources, Inc.	77,803	3,300
Helmerich & Payne, Inc.	114,444	8,243	Gaming and Leisure Properties, Inc. (ö)(Û)	111,625	4,068
HollyFrontier Corp.	16,785	805	Global Payments, Inc.	25,488	2,849
Kinder Morgan, Inc.	284,717	5,119	Goldman Sachs Group, Inc. (The)	53,369	14,297
Marathon Oil Corp.	42,530	774	HCP, Inc. (ö)	192,900	4,645
Marathon Petroleum Corp. (Û)	125,485	8,692	Home BancShares, Inc.	5,159	124
Occidental Petroleum Corp.	124,647	9,345	Hospitality Properties Trust(ö)(Û)	27,490	781
Oceaneering International, Inc.	107,076	2,214	Host Hotels & Resorts, Inc. (ö)	120,382	2,499
PBF Energy, Inc. Class A	20,958	678	Interactive Brokers Group, Inc. Class A	3,486	223
Peabody Energy Corp.	32,558	1,316	Intercontinental Exchange, Inc.	191,645	14,151
Phillips 66	190,533	19,511	Invesco, Ltd.	53,904	1,948
QEP Resources, Inc. (Æ)	8,423	79	Jack Henry & Associates, Inc.	31,711	3,953
Royal Dutch Shell PLC Class A - ADR	104,394	7,333	Jones Lang LaSalle, Inc. (Û)	9,456	1,478
RSP Permian, Inc. (Æ)	41,494	1,646	JPMorgan Chase & Co. (Û)	540,891	62,565
Schlumberger, Ltd.	93,464	6,877	KeyCorp	509,858	10,911
Southwestern Energy Co. (Æ)	112,982	479	KKR & Co. , LP	477,094	11,488
Transocean, Ltd. (Æ)	87,491	944	Lazard, Ltd. Class A(Û)	71,560	4,191
Valero Energy Corp. (Û)	100,714	9,665	Legg Mason, Inc.	24,953	1,063
Williams Cos. , Inc. (The)	60,167	1,889	Leucadia National Corp.	127,350	3,447
World Fuel Services Corp.	77,685	2,167	Life Storage, Inc. (Æ)(ö)	17,846	1,483
		233,099	Lincoln National Corp.	15,011	1,243
			Loews Corp.	184,500	9,529
Financial Services - 21.3%			LPL Financial Holdings, Inc.	4,200	251
Affiliated Managers Group, Inc.	43,060	8,596	M&T Bank Corp.	39,332	7,504
Aflac, Inc.	20,920	1,845	Mack-Cali Realty Corp. (ö)	6,003	120
AGNC Investment Corp. (Æ)	133,301	2,505	MasterCard, Inc. Class A	205,921	34,801
Allstate Corp. (The)	96,739	9,555	Medical Properties Trust, Inc. (ö)	174,282	2,280
Ally Financial, Inc. (Û)	71,804	2,138	MFA Financial, Inc. (ö)	350,664	2,511
American Express Co.	194,566	19,340	Morgan Stanley(Û)	290,674	16,438
Ameriprise Financial, Inc.	21,842	3,685	Morningstar, Inc.	19,094	1,835
Annaly Capital Management, Inc. (ö)	224,059	2,362	MSCI, Inc. Class A	11,703	1,629
Axis Capital Holdings, Ltd.	41,254	2,085	Nasdaq, Inc.	23,018	1,862
Bank of America Corp. (Û)	1,930,426	61,774	Navient Corp. (Û)	44,832	639
Bank of New York Mellon Corp. (The)	37,069	2,102	New Residential Investment Corp. (ö)	124,828	2,158
Berkshire Hathaway, Inc. Class B(Æ)	138,795	29,755	New York Community Bancorp, Inc.	157,958	2,237
BlackRock, Inc. Class A	1,579	887	Northern Trust Corp.	69,215	7,295
Blackstone Group, LP (The)	508,850	18,598	Omega Healthcare Investors, Inc. (ö)	69,240	1,872
BNP Paribas - ADR	124,353	5,159	OneMain Holdings, Inc. (Æ)	109,204	3,572
Brandywine Realty Trust(ö)	108,449	1,946	Park Hotels & Resorts, Inc. (ö)(Û)	145,677	4,211
Capital One Financial Corp.	101,454	10,547	PayPal Holdings, Inc. (Æ)	82,866	7,070
Cboe Global Markets, Inc.	34,333	4,614	PNC Financial Services Group, Inc. (The)	101,863	16,096
CBRE Group, Inc. Class A(Æ)(Û)	60,293	2,755	Progressive Corp. (The)	441,229	23,870
Charles Schwab Corp. (The)	59,658	3,182	Prudential Financial, Inc. (Û)	44,266	5,260
Chimera Investment Corp. (ö)	155,323	2,639	Radian Group, Inc.	136,700	3,017
Citigroup, Inc. (Û)	454,459	35,666	Raymond James Financial, Inc.	27,835	2,683
Citizens Financial Group, Inc. (Û)	58,447	2,683	Realogy Holdings Corp. (Û)	22,129	609
CNO Financial Group, Inc.	52,865	1,300	Reinsurance Group of America, Inc. Class A	47,023	7,366
Comerica, Inc.	12,500	1,190	Ryman Hospitality Properties, Inc. (ö)	9,467	725

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 23

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Santander Consumer USA Holdings, Inc.	305,409	5,268	Ligand Pharmaceuticals, Inc. Class B(Æ)	3,616	570
SBA Communications Corp. (Æ)(ö)	52,695	9,195	Mallinckrodt PLC(Æ)	62,958	1,137
SEI Investments Co.	21,771	1,636	McKesson Corp.	22,480	3,796
SLM Corp. (Æ)	211,981	2,425	Medtronic PLC	27,573	2,368
Starwood Property Trust, Inc. (ö)	190,125	3,877	Merck & Co. , Inc. (Û)	288,528	17,095
State Street Corp.	195,426	21,530	Mylan NV(Æ)	88,941	3,811
SunTrust Banks, Inc.	42,409	2,998	Nektar Therapeutics(Æ)	643	54
Synchrony Financial	111,081	4,408	Neurocrine Biosciences, Inc. (Æ)	6,897	589
Synovus Financial Corp.	20,217	1,019	Pfizer, Inc.	734,352	27,200
T Rowe Price Group, Inc.	16,152	1,803	Quest Diagnostics, Inc.	17,449	1,846
TCF Financial Corp.	42,384	909	Sage Therapeutics, Inc. (Æ)	17,490	3,320
TD Ameritrade Holding Corp.	22,261	1,242	Sanofi - ADR	123,800	5,439
Total System Services, Inc.	26,640	2,367	Shire PLC - ADR	14,984	2,098
Travelers Cos. , Inc. (The)	37,300	5,592	Steris PLC	12,150	1,105
Two Harbors Investment Corp. (ö)	294,173	4,339	Stryker Corp.	69,204	11,376
Unum Group	41,588	2,212	Thermo Fisher Scientific, Inc.	11,646	2,610
Visa, Inc. Class A	57,495	7,143	UnitedHealth Group, Inc.	190,882	45,197
Voya Financial, Inc.	51,876	2,693	Valeant Pharmaceuticals International, Inc.
Wells Fargo & Co.	344,199	22,641	(Æ)	20,927	387
XL Group, Ltd.	193,900	7,143	Varian Medical Systems, Inc. (Æ)	29,384	3,746
		693,161	Veeva Systems, Inc. Class A(Æ)	28,897	1,816
			Vertex Pharmaceuticals, Inc. (Æ)	11,464	1,913
Health Care - 11.4%			WellCare Health Plans, Inc. (Æ)	18,836	3,963
Abbott Laboratories	163,716	10,177	West Pharmaceutical Services, Inc.	24,712	2,476
AbbVie, Inc.	53,048	5,953	Zimmer Biomet Holdings, Inc.	19,058	2,423
Abiomed, Inc. (Æ)	10,940	2,571	Zoetis, Inc. Class A	241,160	18,504
Aerie Pharmaceuticals, Inc. (Æ)	104,262	5,719			370,880
Aetna, Inc.	16,148	3,017
Agilent Technologies, Inc.	129,207	9,488	Materials and Processing - 3.6%
Align Technology, Inc. (Æ)	15,917	4,170	Alcoa Corp. (Æ)	13,358	695
Allergan PLC	21,423	3,862	Ball Corp.	24,100	923
Allscripts Healthcare Solutions, Inc. (Æ)	149,566	2,230	Berry Plastics Group, Inc. (Æ)	19,305	1,143
Amgen, Inc.	10,839	2,017	Cabot Corp.	20,295	1,373
Anthem, Inc. (Æ)(Û)	48,603	12,046	Celanese Corp. Class A	78,850	8,528
Baxter International, Inc.	143,862	10,362	Chemours Co. (The)	2,316	120
Becton Dickinson and Co.	7,993	1,942	Crown Holdings, Inc. (Æ)	88,470	5,136
Biogen, Inc. (Æ)	32,265	11,222	Domtar Corp.	39,667	2,037
Bio-Rad Laboratories, Inc. Class A(Æ)	8,380	2,166	DowDuPont, Inc.	262,743	19,858
Bristol-Myers Squibb Co. (Û)	42,374	2,653	Eastman Chemical Co.	32,700	3,243
Bruker Corp.	17,189	612	Hexcel Corp.	73,782	5,043
Cardinal Health, Inc.	21,932	1,575	Ingersoll-Rand PLC	21,239	2,010
Celgene Corp. (Æ)	26,255	2,656	International Flavors & Fragrances, Inc.	14,890	2,238
Centene Corp. (Æ)	28,122	3,016	Louisiana-Pacific Corp. (Æ)	37,087	1,098
Cerner Corp. (Æ)	37,845	2,616	LyondellBasell Industries NV Class A(Û)	40,541	4,858
Cigna Corp. (Û)	42,847	8,927	Masco Corp. (Û)	55,072	2,459
Cooper Cos. , Inc. (The)	9,466	2,316	Monsanto Co.	13,744	1,674
Edwards Lifesciences Corp. (Æ)	21,418	2,711	NewMarket Corp.	5,195	2,065
Eli Lilly & Co. (Û)	97,705	7,958	Norbord, Inc.	12,950	494
Endo International PLC(Æ)	45,514	315	Nucor Corp.	53,703	3,596
Exelixis, Inc. (Æ)	22,898	694	Owens Corning(Û)	47,427	4,409
Express Scripts Holding Co. (Æ)	58,791	4,655	Packaging Corp. of America	9,399	1,181
Gilead Sciences, Inc. (Û)	83,748	7,018	PPG Industries, Inc.	68,568	8,141
Haemonetics Corp. (Æ)	9,065	586	Praxair, Inc.	51,445	8,308
Hologic, Inc. (Æ)	20,351	869	Reliance Steel & Aluminum Co.	64,799	5,676
Horizon Pharma PLC(Æ)	212,482	3,092	Royal Gold, Inc.	38,049	3,386
Humana, Inc. (Û)	30,699	8,652	Sherwin-Williams Co. (The)	6,090	2,540
Intuitive Surgical, Inc. (Æ)	10,855	4,686	Sonoco Products Co.	18,251	991
Jazz Pharmaceuticals PLC(Æ)	12,235	1,783	Steel Dynamics, Inc.	77,502	3,519
Johnson & Johnson(Û)	349,010	48,230	Tahoe Resources, Inc.	579,029	2,542
Laboratory Corp. of America Holdings(Æ)	19,936	3,479	Teck Resources, Ltd. Class B(Û)	23,555	684

See accompanying notes which are an integral part of this quarterly report.

24 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Timken Co. (The)	3,956	208	Landstar System, Inc.	51,825	5,755
Trinseo SA	13,629	1,124	Lincoln Electric Holdings, Inc.	10,383	1,013
Triton International, Ltd.	13,391	517	Macquarie Infrastructure Corp.	65,238	4,329
Watsco, Inc.	8,257	1,484	ManpowerGroup, Inc. (Û)	28,181	3,703
WestRock Co.	29,969	1,997	McGraw Hill Financial, Inc.	11,073	2,005
		115,298	Mettler-Toledo International, Inc. (Æ)	6,396	4,319
			Moog, Inc. Class A(Æ)	6,519	587
Producer Durables - 14.7%			Navistar International Corp. (Æ)	8,200	376
3M Co.	14,109	3,534	Nordson Corp.	13,437	1,931
Accenture PLC Class A	154,002	24,748	Norfolk Southern Corp.	51,500	7,770
Adient PLC	80,746	5,232	Northrop Grumman Corp.	13,326	4,538
Advanced Energy Industries, Inc. (Æ)	12,081	859	Old Dominion Freight Line, Inc.	10,909	1,598
AECOM(Æ)	233,109	9,117	Orbital ATK, Inc.	15,388	2,030
AerCap Holdings NV(Æ)	139,289	7,536	Oshkosh Corp.	12,517	1,136
AGCO Corp.	49,111	3,566	PACCAR, Inc. (Û)	2,844	212
American Airlines Group, Inc.	128,690	6,990	Paychex, Inc.	42,788	2,920
Ametek, Inc.	32,855	2,507	Quanta Services, Inc. (Æ)(Û)	277,752	10,691
AO Smith Corp.	38,957	2,602	Raytheon Co.	107,226	22,404
Aptiv PLC	12,310	1,168	Rockwell Automation, Inc.	77,948	15,378
Automatic Data Processing, Inc.	24,714	3,055	Rockwell Collins, Inc.	33,047	4,577
Avery Dennison Corp.	14,899	1,828	Rollins, Inc.	34,463	1,700
Babcock & Wilcox Co. (The) Class W(Æ)	30,465	1,933	Roper Technologies, Inc.	6,587	1,848
Boeing Co. (The)	45,995	16,299	Ryder System, Inc.	23,012	2,003
Booz Allen Hamilton Holding Corp. Class A	38,634	1,514	Snap-on, Inc.	14,945	2,560
Carlisle Cos. , Inc.	24,301	2,775	Southwest Airlines Co. (Û)	205,010	12,465
Caterpillar, Inc.	27,811	4,527	Spirit AeroSystems Holdings, Inc. Class A	29,415	3,011
Copart, Inc. (Æ)	147,250	6,489	Stanley Black & Decker, Inc.	66,694	11,087
CoStar Group, Inc. (Æ)	7,377	2,553	Textron, Inc.	30,405	1,784
Cummins, Inc. (Û)	69,898	13,141	Toro Co. (The)	80,612	5,292
Danaher Corp.	119,839	12,137	TransDigm Group, Inc.	20,945	6,638
Delta Air Lines, Inc. (Û)	274,027	15,556	Union Pacific Corp.	119,728	15,984
Donaldson Co. , Inc.	14,798	750	United Continental Holdings, Inc. (Æ)	92,585	6,279
Dover Corp.	24,582	2,611	United Parcel Service, Inc. Class B	66,920	8,520
Eaton Corp. PLC	94,036	7,896	United Rentals, Inc. (Æ)(Û)	15,940	2,887
EMCOR Group, Inc.	27,776	2,258	United Technologies Corp.	131,469	18,144
Evoqua Water Technologies Corp. (Æ)	132,612	3,031	Verisk Analytics, Inc. Class A(Æ)	107,942	10,800
FedEx Corp.	29,263	7,681	Waters Corp. (Æ)	11,645	2,511
Fluor Corp.	60,300	3,660	Werner Enterprises, Inc.	21,638	881
Fortive Corp.	129,837	9,870	XPO Logistics, Inc. (Æ)	77,159	7,287
General Dynamics Corp.	38,541	8,575			478,752
General Electric Co.	595,929	9,636
Genpact, Ltd.	86,087	2,922	Technology - 19.3%
Graco, Inc.	46,176	2,161	Adobe Systems, Inc. (Æ)	87,603	17,500
HEICO Corp.	28,946	2,325	Alibaba Group Holding, Ltd. - ADR(Æ)	24,672	5,040
Honeywell International, Inc.	23,563	3,762	Alphabet, Inc. Class A(Æ)(Û)	37,366	44,175
Hubbell, Inc. Class B	9,703	1,319	Alphabet, Inc. Class C(Æ)	44,896	52,526
Huntington Ingalls Industries, Inc. (Û)	14,118	3,354	Amdocs, Ltd.	71,075	4,862
IDEX Corp.	11,915	1,710	Amkor Technology, Inc. (Æ)	37,999	382
IHS Markit, Ltd. (Æ)	31,128	1,486	Amphenol Corp. Class A	32,859	3,048
Illinois Tool Works, Inc.	12,059	2,094	Ansys, Inc. (Æ)	16,726	2,704
Insperity, Inc.	7,900	484	Apple, Inc. (Û)	334,380	55,985
Itron, Inc. (Æ)	18,187	1,331	Applied Materials, Inc. (Û)	86,373	4,632
Jacobs Engineering Group, Inc.	18,603	1,292	Arista Networks, Inc. (Æ)	7,375	2,034
JB Hunt Transport Services, Inc.	35,400	4,277	Arrow Electronics, Inc. (Æ)	94,841	7,714
JetBlue Airways Corp. (Æ)	63,200	1,318	Aspen Technology, Inc. (Æ)	67,024	5,191
Johnson Controls International PLC(Æ)	308,153	12,058	Avnet, Inc.	95,009	4,038
Kansas City Southern	78,089	8,834	AVX Corp.	30,515	547
Korn/Ferry International	11,404	508	Black Knight, Inc. (Æ)	14,953	740
L3 Technologies, Inc.	12,839	2,728	Broadcom, Ltd.	31,927	7,919
Lamb Weston Holdings, Inc.	3,456	202	CA, Inc.	72,819	2,611

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 25

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cadence Design Systems, Inc. (Æ)	140,407	6,299	AT&T, Inc.	538,711	20,175
Ciena Corp. (Æ)	25,762	548	Calpine Corp. (Æ)	168,339	2,540
Cisco Systems, Inc.	629,669	26,157	Centennial Resource Development, Inc. Class
Citrix Systems, Inc. (Æ)	25,333	2,350	A(Æ)	115,299	2,353
Cognex Corp.	30,658	1,912	CenterPoint Energy, Inc.	128,424	3,619
Cognizant Technology Solutions Corp. Class			Consolidated Edison, Inc.	37,906	3,046
A	72,802	5,677	Entergy Corp.	160,200	12,606
CommScope Holding Co. , Inc. (Æ)	202,286	7,814	Eversource Energy(Æ)	62,600	3,949
Corning, Inc.	105,990	3,309	Exelon Corp.	96,771	3,727
DST Systems, Inc.	16,047	1,338	Great Plains Energy, Inc.	99,287	3,090
DXC Technology Co.	121,125	12,058	Hawaiian Electric Industries, Inc.	110,216	3,760
Electronic Arts, Inc. (Æ)	51,642	6,557	NextEra Energy, Inc.	17,070	2,704
Entegris, Inc.	29,767	969	NiSource, Inc.	115,200	2,843
F5 Networks, Inc. (Æ)	42,203	6,100	Pinnacle West Capital Corp.	15,900	1,271
Facebook, Inc. Class A(Æ)	226,423	42,316	SCANA Corp.	49,226	2,001
Hewlett Packard Enterprise Co.	202,296	3,318	Southern Co. (The)	59,925	2,703
HP, Inc. (Æ)(Û)	387,222	9,030	Telephone & Data Systems, Inc. (Û)	32,738	898
Intel Corp.	390,017	18,775	UGI Corp.	57,363	2,626
International Business Machines Corp.	114,901	18,809	US Cellular Corp. (Æ)(Û)	15,987	582
Intuit, Inc.	71,636	12,028	Verizon Communications, Inc. (Û)	234,997	12,706
IPG Photonics Corp. (Æ)	8,728	2,199	Vistra Energy Corp. (Æ)	24,200	472
Jabil Circuit, Inc.	33,399	849			89,975
Juniper Networks, Inc.	205,187	5,366
KLA-Tencor Corp.	12,897	1,416	Total Common Stocks
Lam Research Corp. (Û)	15,008	2,874	(cost $2,457,622)		3,176,486
Leidos Holdings, Inc.	28,078	1,870
Liberty Expedia Holdings, Inc. Class A(Æ)	49,292	2,311	Short-Term Investments - 3.1%
LogMeIn, Inc.	21,386	2,690	U. S. Cash Management Fund (@)	97,459,115 (8)	97,469
Marvell Technology Group, Ltd.	338,187	7,890	United States Treasury Bills
Micron Technology, Inc. (Æ)	163,096	7,131	1.151% due 02/15/18 (§)(ç)(~)	4,200	4,198
Microsoft Corp. (Û)	970,132	92,172	Total Short-Term Investments
MicroStrategy, Inc. Class A(Æ)	5,024	692	(cost $101,666)		101,667
MKS Instruments, Inc.	5,804	594
NetApp, Inc.	77,777	4,783
NVIDIA Corp.	19,059	4,685	Total Investments 100.9%
ON Semiconductor Corp. (Æ)	53,258	1,318	(identified cost $2,559,288)		3,278,153
Oracle Corp.	161,800	8,347	Securities Sold Short - (1.0)%
Palo Alto Networks, Inc. (Æ)	7,000	1,105	Consumer Discretionary - (0.1)%
Pure Storage, Inc. Class A(Æ)	22,900	461	Altice USA, Inc. Class A(Æ)	(16,553)	(355)
QUALCOMM, Inc.	166,400	11,357	AMC Entertainment Holdings, Inc. Class A	(14,364)	(184)
Red Hat, Inc. (Æ)	115,008	15,110	Chipotle Mexican Grill, Inc. Class A(Æ)	(1,069)	(347)
Salesforce. com, Inc. (Æ)	55,314	6,301	Coty, Inc. Class A	(28,161)	(552)
Splunk, Inc. (Æ)	6,200	573	Mattel, Inc.	(22,440)	(356)
Synopsys, Inc. (Æ)	103,290	9,566	Newell Rubbermaid, Inc.	(11,461)	(303)
TE Connectivity, Ltd.	21,762	2,231	Nielsen Holdings PLC	(7,594)	(284)
Texas Instruments, Inc.	121,669	13,344	Pandora Media, Inc. (Æ)	(16,185)	(77)
Twitter, Inc. (Æ)	28,600	738	Tesla, Inc. (Æ)	(1,504)	(533)
VeriSign, Inc. (Æ)	20,870	2,398	Under Armour, Inc. Class A(Æ)	(25,936)	(360)
Viavi Solutions, Inc. Class W(Æ)	77,412	664			(3,351)
Vishay Intertechnology, Inc.	67,295	1,477	Consumer Staples – (0.0)%
VMware, Inc. Class A(Æ)	9,874	1,222	B&G Foods, Inc. Class A	(7,837)	(259)
Western Digital Corp. (Û)	40,951	3,644
Xilinx, Inc.	16,900	1,234	Energy – (0.0)%
Yelp, Inc. Class A(Æ)	7,400	324	Golar LNG, Ltd.	(12,667)	(346)
Zynga, Inc. Class A(Æ)	307,269	1,100	SunPower Corp. Class A(Æ)	(34,119)	(270)
		627,048	Weatherford International PLC(Æ)	(82,524)	(325)
					(941)
Utilities - 2.8%			Financial Services - (0.4)%
AES Corp.	94,663	1,094	Bank of the Ozarks, Inc.	(25,495)	(1,273)
American Electric Power Co. , Inc.	17,592	1,210	Digital Realty Trust, Inc. (ö)	(5,471)	(613)

See accompanying notes which are an integral part of this quarterly report.

26 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Equifax, Inc.	(3,066)	(383)	Globalstar, Inc. (Æ)	(129,153)	(136)
Equity Commonwealth(Æ)(ö)	(9,147)	(274)			(559)
First Financial Bankshares, Inc.	(24,674)	(1,146)
Home BancShares, Inc.	(5,159)	(124)	Total Securities Sold Short
Interactive Brokers Group, Inc. Class A	(3,486)	(223)	(proceeds $30,519)		(30,890)
Iron Mountain, Inc. (ö)	(14,720)	(516)
Macerich Co. (The)(ö)	(6,076)	(392)	Other Assets and Liabilities, Net
New York Community Bancorp, Inc.	(79,621)	(1,127)	- 0.1%		1,913
Omega Healthcare Investors, Inc. (ö)	(19,191)	(519)	Net Assets - 100.0%		3,249,176
Pinnacle Financial Partners, Inc.	(15,027)	(951)
Realty Income Corp. (ö)	(16,766)	(892)
Sabra Health Care REIT, Inc. (ö)	(27,979)	(506)
TFS Financial Corp.	(92,509)	(1,353)
United Bankshares, Inc.	(24,723)	(910)
Uniti Group, Inc. (ö)	(21,026)	(333)
Virtu Financial, Inc. Class A	(21,207)	(405)
		(11,940)
Health Care - (0.1)%
Acadia Healthcare Co. , Inc. (Æ)	(10,668)	(364)
Alkermes PLC(Æ)	(3,682)	(210)
DexCom, Inc. (Æ)	(6,665)	(388)
Envision Healthcare Corp. (Æ)	(13,156)	(473)
Incyte Corp. (Æ)	(4,150)	(375)
Medicines Co. (The)(Æ)	(9,407)	(312)
Nektar Therapeutics(Æ)	(8,255)	(690)
Penumbra, Inc. (Æ)	(3,817)	(380)
Regeneron Pharmaceuticals, Inc. (Æ)	(396)	(145)
Seattle Genetics, Inc. (Æ)	(5,082)	(266)
		(3,603)
Materials and Processing - (0.1)%
Martin Marietta Materials, Inc.	(4,281)	(977)
Vulcan Materials Co.	(8,902)	(1,205)
		(2,182)
Producer Durables - (0.1)%
Johnson Controls International PLC(Æ)	(8,257)	(323)
Ritchie Bros Auctioneers, Inc.	(10,121)	(329)
Square, Inc. Class A(Æ)	(13,644)	(640)
Stericycle, Inc. (Æ)	(7,937)	(598)
Wabtec Corp.	(4,770)	(387)
Worldpay, Inc. Class A(Æ)	(6,000)	(482)
		(2,759)
Technology - (0.2)%
Advanced Micro Devices, Inc. (Æ)	(38,548)	(530)
BlackBerry, Ltd. (Æ)	(27,596)	(349)
FireEye, Inc. (Æ)	(20,896)	(315)
MACOM Technology Solutions Holdings,
Inc. (Æ)	(8,856)	(275)
Maxar Technologies, Ltd.	(9,478)	(598)
MuleSoft, Inc. Class A(Æ)	(15,708)	(386)
Palo Alto Networks, Inc. (Æ)	(3,990)	(630)
Pure Storage, Inc. Class A(Æ)	(30,505)	(614)
Snap, Inc. Class A(Æ)	(24,674)	(334)
Twilio, Inc. Class A(Æ)	(17,256)	(453)
Ubiquiti Networks, Inc. (Æ)	(6,142)	(495)
ViaSat, Inc. (Æ)	(4,195)	(317)
		(5,296)
Utilities – (0.0)%
Cheniere Energy, Inc. (Æ)	(7,482)	(423)

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 27

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.1%
CONSOL Energy, Inc.	04/06/16		70,788	36.83	2,607	2,296
						2,296
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures	59	USD	8,336	03/18		386
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						386

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$407,783	$—	$—	$—	$407,783
Consumer Staples	160,490	—	—	—	160,490
Energy	233,099	—	—	—	233,099
Financial Services	693,161	—	—	—	693,161
Health Care	370,880	—	—	—	370,880
Materials and Processing	115,298	—	—	—	115,298
Producer Durables	478,752	—	—	—	478,752
Technology	627,048	—	—	—	627,048
Utilities	89,975	—	—	—	89,975
Short-Term Investments	—	4,198	—	97,469	101,667
Total Investments	3,176,486	4,198	—	97,469	3,278,153
Securities Sold Short**	(30,890)	—	—	—	(30,890)

Other Financial Instruments
Assets
Futures Contracts	386	—	—	—	386

Total Other Financial Instruments*	$386	$—	$—	$—	$386

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

28 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 29

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.9%			Constellation Brands, Inc. Class A	1,052	230
Consumer Discretionary - 12.2%			CVS Health Corp.	1,840	145
Amazon. com, Inc. (Æ)	1,287	1,865	General Mills, Inc.	483	28
AutoZone, Inc. (Æ)	58	44	Hormel Foods Corp.	397	14
Best Buy Co. , Inc.	800	58	Kellogg Co.	809	55
Brunswick Corp.	200	13	Kraft Heinz Co. (The)	6,657	522
Cable One, Inc.	80	56	Kroger Co. (The)	856	26
Carnival Corp.	400	29	Mondelez International, Inc. Class A	20,418	906
CBS Corp. Class B	1,524	88	Monster Beverage Corp. (Æ)	7,596	519
Chipotle Mexican Grill, Inc. Class A(Æ)	1,148	373	National Beverage Corp.	130	14
Comcast Corp. Class A	27,897	1,185	PepsiCo, Inc.	6,344	763
Costco Wholesale Corp.	1,650	322	Philip Morris International, Inc.	3,520	377
Dana Holding Corp.	9,392	310	Procter & Gamble Co. (The)	20,538	1,774
Dollar General Corp.	613	63	Sysco Corp.	1,559	98
Domino's Pizza, Inc.	460	100	Walgreens Boots Alliance, Inc.	1,832	138
Estee Lauder Cos. , Inc. (The) Class A	2,290	309			6,474
Ford Motor Co.	26,896	295
General Motors Co.	8,600	365	Energy - 7.1%
Hilton Worldwide Holdings, Inc.	1,200	103	Arch Coal, Inc. Class A	300	27
Home Depot, Inc. (The)	338	68	Baker Hughes, a GE Co. , LLC	9,000	289
Lennar Corp. Class A	5,880	368	BP PLC - ADR	17,904	766
Lennar Corp. Class B	164	8	C&J Energy Services, Inc. (Æ)	200	6
Live Nation Entertainment, Inc. (Æ)	184	8	Cabot Oil & Gas Corp.	1,300	34
Lowe's Cos. , Inc.	3,971	416	Chevron Corp.	15,321	1,921
Lululemon Athletica, Inc. (Æ)	200	16	Cimarex Energy Co.	380	43
Madison Square Garden Co. (The) Class A(Æ)	570	123	Core Laboratories	1,893	216
McDonald's Corp.	3,156	540	EOG Resources, Inc.	3,730	429
Mohawk Industries, Inc. (Æ)	202	57	Exxon Mobil Corp.	12,727	1,111
Netflix, Inc. (Æ)	785	212	Marathon Petroleum Corp.	1,300	90
Nike, Inc. Class B	7,993	546	National Oilwell Varco, Inc.	2,400	88
NVR, Inc. (Æ)	20	64	Newfield Exploration Co. (Æ)	4,810	152
Omnicom Group, Inc.	4,870	373	Occidental Petroleum Corp.	4,169	313
O'Reilly Automotive, Inc. (Æ)	165	44	Peabody Energy Corp.	200	8
Priceline Group, Inc. (The)(Æ)	186	356	Phillips 66	1,151	118
PVH Corp.	200	31	Royal Dutch Shell PLC Class B - ADR	10,724	771
Ralph Lauren Corp. Class A	380	43	Schlumberger, Ltd.	14,018	1,032
Starbucks Corp.	15,050	855	TechnipFMC PLC	2,300	75
Tapestry, Inc.	6,581	310	Valero Energy Corp.	3,342	320
Target Corp.	1,301	98			7,809
Time Warner, Inc.	1,231	117
TJX Cos. , Inc.	6,201	498	Financial Services - 21.2%
Twenty-First Century Fox, Inc. Class A	809	30	Affiliated Managers Group, Inc.	1,028	205
Twenty-First Century Fox, Inc. Class B	2,005	73	Aflac, Inc.	1,376	122
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,476	328	Alliance Data Systems Corp.	1,254	322
Vail Resorts, Inc.	709	155	Allstate Corp. (The)	4,405	436
VF Corp.	1,157	94	American Express Co.	952	95
Visteon Corp. (Æ)	1,220	159	American International Group, Inc.	8,146	520
WABCO Holdings, Inc. (Æ)	180	28	American Tower Corp. (ö)	342	51
Wal-Mart Stores, Inc.	7,070	754	Aon PLC	3,389	481
Walt Disney Co. (The)	4,656	507	AvalonBay Communities, Inc. (ö)	223	38
Yum China Holdings, Inc.	1,200	56	Axis Capital Holdings, Ltd.	620	31
Yum! Brands, Inc.	6,007	508	Bank of America Corp.	6,314	202
		13,421	Bank of New York Mellon Corp. (The)	2,388	136
			BB&T Corp.	1,708	94
Consumer Staples - 5.9%			Berkshire Hathaway, Inc. Class B(Æ)	2,613	560
Altria Group, Inc.	731	51	BlackRock, Inc. Class A	928	521
Archer-Daniels-Midland Co.	7,023	302	Brandywine Realty Trust(ö)	1,800	32
British American Tobacco PLC - ADR	777	53	Brighthouse Financial, Inc. (Æ)	108	7
Coca-Cola Co. (The)	7,119	339	Capital One Financial Corp.	6,795	707
Colgate-Palmolive Co.	1,610	120	CBRE Group, Inc. Class A(Æ)	600	27

See accompanying notes which are an integral part of this quarterly report.

30 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Chubb, Ltd.	3,865	604	Align Technology, Inc. (Æ)	250	66
Citigroup, Inc.	21,547	1,691	Allergan PLC	1,929	348
Citizens Financial Group, Inc.	3,500	161	Allscripts Healthcare Solutions, Inc. (Æ)	2,000	30
CME Group, Inc. Class A	359	55	AmerisourceBergen Corp. Class A	500	50
Comerica, Inc.	1,670	159	Amgen, Inc.	427	79
Commerce Bancshares, Inc.	1,059	62	Anthem, Inc. (Æ)	1,822	451
Crown Castle International Corp. (ö)	5,849	659	Baxter International, Inc.	5,232	377
Discover Financial Services	3,318	265	Becton Dickinson and Co.	367	89
Dun & Bradstreet Corp. (The)	960	119	Biogen, Inc. (Æ)	798	277
Equinix, Inc. (Æ)(ö)	1,222	556	Bio-Rad Laboratories, Inc. Class A(Æ)	140	36
Equity Residential(ö)	3,976	245	Bristol-Myers Squibb Co.	4,120	258
Essex Property Trust, Inc. (ö)	521	121	Cardinal Health, Inc.	6,271	450
First Data Corp. Class A(Æ)	12,410	220	Celgene Corp. (Æ)	1,450	147
FleetCor Technologies, Inc. (Æ)	2,249	478	Centene Corp. (Æ)	2,090	224
Franklin Resources, Inc.	1,568	66	Cerner Corp. (Æ)	5,331	369
GGP, Inc. (Æ)(ö)	425	10	Cigna Corp.	1,035	216
Goldman Sachs Group, Inc. (The)	355	95	Edwards Lifesciences Corp. (Æ)	1,140	144
Hancock Holding Co.	700	38	Eli Lilly & Co.	3,520	287
Hartford Financial Services Group, Inc.	8,860	520	Express Scripts Holding Co. (Æ)	2,105	167
HCP, Inc.(ö)	1,500	36	Gilead Sciences, Inc.	5,673	475
Intercontinental Exchange, Inc.	10,148	750	Humana, Inc.	1,003	282
Invesco, Ltd.	4,360	158	IDEXX Laboratories, Inc. (Æ)	560	105
Jones Lang LaSalle, Inc.	2,080	325	Impax Laboratories, Inc. (Æ)	5,550	108
JPMorgan Chase & Co.	19,593	2,265	Intuitive Surgical, Inc. (Æ)	247	107
LPL Financial Holdings, Inc.	400	24	Johnson & Johnson	5,437	751
M&T Bank Corp.	1,373	262	McKesson Corp.	320	54
Markel Corp. (Æ)	47	54	Medtronic PLC	2,905	250
Marsh & McLennan Cos. , Inc.	265	22	Merck & Co. , Inc.	16,072	952
MasterCard, Inc. Class A	5,873	993	Molina Healthcare, Inc. (Æ)	1,770	161
MetLife, Inc.	14,758	709	Novo Nordisk A/S - ADR	7,101	394
Morgan Stanley	2,821	160	Pfizer, Inc.	6,967	258
Northern Trust Corp.	2,400	253	Regeneron Pharmaceuticals, Inc. (Æ)	1,150	422
PNC Financial Services Group, Inc. (The)	2,946	466	Stryker Corp.	1,914	315
Popular, Inc.	1,100	45	Thermo Fisher Scientific, Inc.	509	114
Progressive Corp. (The)	11,969	647	UnitedHealth Group, Inc.	10,481	2,482
Prologis, Inc. (ö)	267	17	Varian Medical Systems, Inc. (Æ)	100	13
Prudential Financial, Inc.	2,346	279	Vertex Pharmaceuticals, Inc. (Æ)	1,350	225
Public Storage(ö)	377	74	WellCare Health Plans, Inc. (Æ)	430	90
Reinsurance Group of America, Inc. Class A	930	146	Zimmer Biomet Holdings, Inc.	6,051	769
SBA Communications Corp.(Æ)(ö)	1,464	255	Zoetis, Inc. Class A	5,791	445
Simon Property Group, Inc. (ö)	248	41			14,072
State Street Corp.	3,220	355
SunTrust Banks, Inc.	3,000	212	Materials and Processing - 3.9%
Synchrony Financial	20,320	806	Air Products & Chemicals, Inc.	3,827	644
Travelers Cos. , Inc. (The)	1,659	248	DowDuPont, Inc.	16,314	1,234
US Bancorp	15,716	898	Ecolab, Inc.	3,159	435
Visa, Inc. Class A	4,600	571	FMC Corp.	500	46
Voya Financial, Inc.	2,600	135	Freeport-McMoRan, Inc. (Æ)	14,731	287
Wells Fargo & Co.	14,970	985	NewMarket Corp.	69	27
Welltower, Inc. (ö)	179	11	PPG Industries, Inc.	5,429	644
WR Berkley Corp.	230	17	Praxair, Inc.	3,208	518
XL Group, Ltd.	3,200	118	Univar, Inc. (Æ)	500	15
Zions Bancorporation	6,040	326	Vulcan Materials Co.	3,088	418
		23,374			4,268

Health Care - 12.8%			Producer Durables - 11.8%
Abbott Laboratories	17,216	1,070	3M Co.	312	78
AbbVie, Inc.	162	18	Accenture PLC Class A	3,181	511
Aetna, Inc.	382	71	AGCO Corp.	1,880	137
Agilent Technologies, Inc.	1,030	76	Automatic Data Processing, Inc.	2,257	279

See accompanying notes which are an integral part of this quarterly report.

U.S. Large Cap Equity Fund 31

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Boeing Co. (The)	1,113	394	Cadence Design Systems, Inc. (Æ)	1,600	72
Carlisle Cos. , Inc.	290	33	Cisco Systems, Inc.	20,546	853
Caterpillar, Inc.	910	148	Citrix Systems, Inc. (Æ)	800	74
Copart, Inc. (Æ)	3,264	144	Cognizant Technology Solutions Corp. Class
CSX Corp.	600	34	A	509	40
Cummins, Inc.	840	158	CommVault Systems, Inc. (Æ)	200	11
Danaher Corp.	3,538	358	Corning, Inc.	13,377	418
Deere & Co.	333	55	Cypress Semiconductor Corp.	24,270	420
Delta Air Lines, Inc.	8,807	500	Dell Technologies, Inc. Class V(Æ)	500	36
Eaton Corp. PLC	1,402	118	DXC Technology Co.	125	12
EMCOR Group, Inc.	1,300	106	Electronic Arts, Inc. (Æ)	1,835	233
Emerson Electric Co.	753	54	F5 Networks, Inc. (Æ)	630	91
FedEx Corp.	1,458	383	Facebook, Inc. Class A(Æ)	6,635	1,240
Fluor Corp.	3,200	194	FireEye, Inc. (Æ)	800	12
Fortive Corp.	3,085	235	Fortinet, Inc. (Æ)	500	23
General Dynamics Corp.	611	136	Hewlett Packard Enterprise Co.	2,269	37
General Electric Co.	37,017	598	HP, Inc. (Æ)	13,176	308
Honeywell International, Inc.	5,542	886	Intel Corp.	15,048	724
Illinois Tool Works, Inc.	674	117	International Business Machines Corp.	699	115
Itron, Inc. (Æ)	300	22	Intuit, Inc.	1,528	257
Jacobs Engineering Group, Inc.	1,100	76	Jabil Circuit, Inc.	1,300	33
JB Hunt Transport Services, Inc.	3,307	399	Juniper Networks, Inc.	7,070	185
Johnson Controls International PLC(Æ)	6,432	252	Micro Focus International PLC - ADR	256	8
Landstar System, Inc.	1,360	151	Microsoft Corp.	34,258	3,255
Lockheed Martin Corp.	451	160	NetApp, Inc.	2,900	178
ManpowerGroup, Inc.	860	113	ON Semiconductor Corp. (Æ)	9,052	224
Mettler-Toledo International, Inc. (Æ)	106	72	Oracle Corp.	26,282	1,355
Navistar International Corp. (Æ)	370	17	Palo Alto Networks, Inc. (Æ)	260	41
Norfolk Southern Corp.	1,052	159	Pure Storage, Inc. Class A(Æ)	300	6
Northrop Grumman Corp.	391	133	QUALCOMM, Inc.	1,666	114
PACCAR, Inc.	5,703	425	Red Hat, Inc. (Æ)	6,416	843
Pentair PLC	2,660	190	Salesforce. com, Inc. (Æ)	4,069	463
Quanta Services, Inc. (Æ)	3,800	146	SAP SE - ADR	2,848	323
Raytheon Co.	1,220	255	Seagate Technology PLC	2,000	110
Republic Services, Inc. Class A	6,350	437	ServiceNow, Inc. (Æ)	110	16
Rockwell Automation, Inc.	1,170	231	Splunk, Inc. (Æ)	90	8
Ryder System, Inc.	400	35	Synopsys, Inc. (Æ)	3,110	288
Southwest Airlines Co.	1,356	82	TE Connectivity, Ltd.	195	20
Terex Corp.	6,660	313	Tech Data Corp. (Æ)	730	73
Textron, Inc.	12,260	719	Texas Instruments, Inc.	10,293	1,129
Toro Co. (The)	800	53	Twitter, Inc. (Æ)	1,740	45
TransDigm Group, Inc.	582	184	Viavi Solutions, Inc. Class W(Æ)	1,800	15
Union Pacific Corp.	9,431	1,259	Western Digital Corp.	6,890	613
United Parcel Service, Inc. Class B	2,560	326	Xilinx, Inc.	460	34
United Technologies Corp.	5,380	743	Yelp, Inc. Class A(Æ)	100	4
Verisk Analytics, Inc. Class A(Æ)	3,000	300	Zynga, Inc. Class A(Æ)	22,600	81
Waste Management, Inc.	1,061	94			20,592
		13,002
			Utilities - 4.3%
Technology - 18.7%			AES Corp.	22,290	258
Activision Blizzard, Inc.	420	31	American Electric Power Co. , Inc.	1,283	89
Adobe Systems, Inc. (Æ)	1,805	361	AT&T, Inc.	26,278	984
Alphabet, Inc. Class A(Æ)	579	685	CenterPoint Energy, Inc.	910	26
Alphabet, Inc. Class C(Æ)	1,598	1,870	Consolidated Edison, Inc.	261	21
Analog Devices, Inc.	6,847	629	Dominion Energy, Inc.	1,144	87
Apple, Inc.	11,300	1,892	Duke Energy Corp.	9,726	763
Arrow Electronics, Inc. (Æ)	1,590	129	Edison International	1,902	119
Aspen Technology, Inc. (Æ)	1,310	101	Eversource Energy(Æ)	1,100	69
Autodesk, Inc. (Æ)	3,484	403	Exelon Corp.	2,444	94
Avnet, Inc.	1,200	51	NextEra Energy, Inc.	5,315	842

See accompanying notes which are an integral part of this quarterly report.

32 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	NiSource, Inc.	4,210		104
	PG&E Corp.	1,099		47
	Pinnacle West Capital Corp.	1,100		88
	PPL Corp.	952		30
	Public Service Enterprise Group, Inc.	515		27
	Sempra Energy	344		37
	Southern Co. (The)	2,504		113
	Sprint Corp. (Æ)	6,800		36
	T-Mobile US, Inc. (Æ)	680		44
	Verizon Communications, Inc.	14,046		760
	Vistra Energy Corp. (Æ)	400		8
	Xcel Energy, Inc.	1,785		81
				4,727

	Total Common Stocks
	(cost $76,580)			107,739

	Short-Term Investments - 2.6%
	U. S. Cash Management Fund(@)	2,830,180	(8)	2,830
	Total Short-Term Investments
	(cost $2,830)			2,830

	Total Investments 100.5%
	(identified cost $79,410)			110,569

	Other Assets and Liabilities, Net
-	(0.5%)			(494)
	Net Assets - 100.0%			110,075

See accompanying notes which are an integral part of this quarterly report.

U.S. Large Cap Equity Fund 33

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$13,421	$—	$—	$—	$13,421
Consumer Staples	6,474	—	—	—	6,474
Energy	7,809	—	—	—	7,809
Financial Services	23,374	—	—	—	23,374
Health Care	14,072	—	—	—	14,072
Materials and Processing	4,268	—	—	—	4,268
Producer Durables	13,002	—	—	—	13,002
Technology	20,592	—	—	—	20,592
Utilities	4,727	—	—	—	4,727
Short-Term Investments	—	—	—	2,830	2,830
Total Investments	107,739	—	—	2,830	110,569

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

34 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			Yum China Holdings, Inc.	11,300	524
Consumer Discretionary - 11.7%					20,698
Advance Auto Parts, Inc.	1,959	229
AMC Entertainment Holdings, Inc. Class A	3,679	47	Consumer Staples - 4.7%
Aramark	8,538	391	Archer-Daniels-Midland Co.	7,200	309
Arconic, Inc.	900	27	Blue Buffalo Pet Products, Inc. (Æ)(Ñ)	1,334	45
AutoZone, Inc. (Æ)	600	459	Brown-Forman Corp. Class A - ADR	3,987	275
Best Buy Co. , Inc.	4,300	314	Brown-Forman Corp. Class B - ADR	4,323	300
Brunswick Corp.	11,790	740	Bunge, Ltd.	8,115	645
Churchill Downs, Inc. (Ñ)	1,846	478	Church & Dwight Co. , Inc.	400	20
Cinemark Holdings, Inc.	8,300	305	Clorox Co. (The)	4,497	637
Cooper-Standard Holdings, Inc. (Æ)	890	111	ConAgra Foods, Inc.	13,300	505
Dick's Sporting Goods, Inc.	3,300	104	Dr Pepper Snapple Group, Inc.	7,600	907
Discovery Communications, Inc. Class C(Æ)	11,116	265	Energizer Holdings, Inc.	19,000	1,106
Dollar General Corp.	1,259	130	Hershey Co. (The)	4,152	458
Domino's Pizza, Inc.	1,010	219	Hormel Foods Corp. (Ñ)	18,700	642
DR Horton, Inc.	5,974	293	Ingredion, Inc.	1,690	243
Expedia, Inc.	2,469	316	Molson Coors Brewing Co. Class B	3,655	307
Extended Stay America, Inc.	15,498	314	Nu Skin Enterprises, Inc. Class A	2,200	158
Garmin, Ltd.	4,293	270	Pilgrim's Pride Corp. (Æ)	10,024	278
Gentex Corp.	10,745	254	Pinnacle Foods, Inc.	15,100	936
Genuine Parts Co.	5,166	537	Tyson Foods, Inc. Class A	7,342	559
Goodyear Tire & Rubber Co. (The)	8,093	282	US Foods Holding Corp. (Æ)	1,400	45
Hilton Worldwide Holdings, Inc.	3,100	266			8,375
International Game Technology PLC	14,300	416
Interpublic Group of Cos. , Inc. (The)	50,000	1,095	Energy - 5.7%
Lear Corp.	1,301	251	Anadarko Petroleum Corp.	14,700	883
Lennar Corp. Class A	4,279	268	Andeavor(Æ)	6,839	740
Liberty Broadband Corp. Class C(Æ)	1,285	123	Arch Coal, Inc. Class A	5,260	473
Lions Gate Entertainment Corp. Class A	4,000	135	C&J Energy Services, Inc. (Æ)	2,090	64
Live Nation Entertainment, Inc. (Æ)	8,042	362	Cabot Oil & Gas Corp.	37,900	999
LKQ Corp. (Æ)	13,746	578	Cimarex Energy Co.	2,150	241
Lululemon Athletica, Inc. (Æ)	500	39	Concho Resources, Inc. (Æ)	4,328	681
Madison Square Garden Co. (The) Class A(Æ)	2,260	488	Core Laboratories(Ñ)	4,400	503
MGM Resorts International	15,464	564	Energen Corp. (Æ)	5,400	282
Michael Kors Holdings, Ltd. (Æ)	5,300	350	HollyFrontier Corp.	6,900	331
Mohawk Industries, Inc. (Æ)	2,379	668	Kosmos Energy, Ltd. (Æ)	20,900	144
Newell Rubbermaid, Inc.	7,122	189	Marathon Petroleum Corp.	13,945	966
Norwegian Cruise Line Holdings, Ltd. (Æ)	4,400	267	National Oilwell Varco, Inc.	8,400	308
NVR, Inc. (Æ)	182	579	Noble Energy, Inc.	36,200	1,106
Omnicom Group, Inc.	3,109	238	ONEOK, Inc.	5,501	324
O'Reilly Automotive, Inc. (Æ)	1,225	324	Parsley Energy, Inc. Class A(Æ)	9,719	229
Pool Corp.	100	14	Peabody Energy Corp.	5,400	218
PVH Corp.	7,488	1,161	Range Resources Corp.	11,805	168
Ralph Lauren Corp. Class A	3,200	366	Valero Energy Corp.	1,100	106
Ross Stores, Inc.	10,508	866	Williams Cos. , Inc. (The)	32,700	1,026
Royal Caribbean Cruises, Ltd.	2,471	330	World Fuel Services Corp.	8,800	245
Scripps Networks Interactive, Inc. Class A	2,745	242			10,037
Shutterfly, Inc. (Æ)	500	34
Sirius XM Holdings, Inc. (Ñ)	86,160	526	Financial Services - 23.9%
Tapestry, Inc.	7,900	372	Affiliated Managers Group, Inc.	3,600	719
Tenneco, Inc.	4,558	264	Alexandria Real Estate Equities, Inc. (ö)	668	87
Toll Brothers, Inc.	12,191	568	Alliance Data Systems Corp.	1,162	298
Vail Resorts, Inc.	2,992	654	Ally Financial, Inc.	3,985	119
Viacom, Inc. Class B	8,844	296	American Campus Communities, Inc. (ö)	35,300	1,359
Visteon Corp. (Æ)	1,370	178	American Homes 4 Rent Class A(ö)	67,856	1,411
WABCO Holdings, Inc. (Æ)	110	17	Arch Capital Group, Ltd. (Æ)	3,300	300
Whirlpool Corp.	2,720	493	Arthur J Gallagher & Co.	3,600	246
Wyndham Worldwide Corp.	2,344	291	Assurant, Inc.	3,460	317
Wynn Resorts, Ltd.	1,310	217	Athene Holding, Ltd. Class A(Æ)	5,218	262

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 35

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
AvalonBay Communities, Inc. (ö)	2,370	404	Prudential Financial, Inc.	1,900	226
Axis Capital Holdings, Ltd.	10,100	510	Raymond James Financial, Inc.	7,575	730
BGC Partners, Inc. Class A	13,400	192	Realty Income Corp. (ö)	1,526	81
Boston Properties, Inc. (ö)	859	106	Reinsurance Group of America, Inc. Class A	4,619	724
Brandywine Realty Trust(ö)	17,400	312	RenaissanceRe Holdings, Ltd.	270	34
Broadridge Financial Solutions, Inc.	2,900	280	Retail Opportunity Investments Corp. (ö)	52,600	966
Brown & Brown, Inc.	3,900	205	Retail Properties of America, Inc. Class A(ö)	21,600	260
Camden Property Trust(ö)	4,000	346	Santander Consumer USA Holdings, Inc.	11,400	197
Cboe Global Markets, Inc.	2,270	305	SBA Communications Corp. (Æ)(ö)	7,547	1,318
CBRE Group, Inc. Class A(Æ)	14,504	663	SEI Investments Co.	3,700	278
Citizens Financial Group, Inc.	9,117	418	Signature Bank(Æ)	5,094	784
Columbia Property Trust, Inc. (ö)	12,900	282	SL Green Realty Corp. (ö)	3,702	372
Comerica, Inc.	5,100	486	Spirit Realty Capital, Inc. (ö)	21,800	178
Commerce Bancshares, Inc.	9,625	563	SunTrust Banks, Inc.	8,900	629
Cousins Properties, Inc. (ö)	82,600	743	Synchrony Financial	23,600	936
Digital Realty Trust, Inc. (ö)	968	108	Synovus Financial Corp.	6,300	317
Douglas Emmett, Inc. (ö)	4,400	170	TCF Financial Corp.	12,600	270
Duke Realty Corp. (ö)	5,108	135	Torchmark Corp.	1,800	164
Dun & Bradstreet Corp. (The)	3,170	392	Travelers Cos. , Inc. (The)	1,610	241
E*Trade Financial Corp. (Æ)	9,000	474	UDR, Inc. (ö)	1,373	50
Equinix, Inc. (Æ)(ö)	250	114	Unum Group	1,859	99
Equity Commonwealth(Æ)(ö)	9,200	275	Ventas, Inc. (ö)	1,848	103
Equity LifeStyle Properties, Inc. Class A(ö)	847	73	Vornado Realty Trust(ö)	989	71
Equity Residential(ö)	1,900	117	Voya Financial, Inc.	8,110	421
Essex Property Trust, Inc. (ö)	2,744	640	Webster Financial Corp.	4,697	266
First Data Corp. Class A(Æ)	15,686	278	Welltower, Inc. (ö)	2,438	146
First Republic Bank	19,300	1,729	Western Union Co. (The)	1,226	25
Gaming and Leisure Properties, Inc. (ö)	1,220	44	WEX, Inc. (Æ)	2,361	366
GGP, Inc. (Æ)(ö)	1,236	28	Weyerhaeuser Co. (ö)	18,907	710
Green Dot Corp. Class A(Æ)	600	37	White Mountains Insurance Group, Ltd.	524	440
Hanover Insurance Group, Inc. (The)	3,700	419	Willis Towers Watson PLC(Æ)	8,098	1,299
Hartford Financial Services Group, Inc.	17,700	1,040	WP Carey, Inc. (ö)	1,090	71
HCP, Inc. (ö)	14,900	359	WR Berkley Corp.	3,400	248
Highwoods Properties, Inc. (ö)	1,300	62	XL Group, Ltd.	17,200	634
Host Hotels & Resorts, Inc. (ö)	7,283	151	Zions Bancorporation	6,400	346
Iron Mountain, Inc. (ö)	2,230	78			42,166
Jack Henry & Associates, Inc.	2,380	297
Kilroy Realty Corp. (ö)	1,116	80	Health Care - 9.5%
LendingClub Corp. (Æ)	10,100	37	Agilent Technologies, Inc.	5,300	389
Leucadia National Corp.	5,936	161	Alexion Pharmaceuticals, Inc. (Æ)	4,470	533
Liberty Property Trust(ö)	2,925	121	Allscripts Healthcare Solutions, Inc. (Æ)	23,800	355
Lincoln National Corp.	3,824	317	AmerisourceBergen Corp. Class A	10,584	1,055
Loews Corp.	3,602	186	BioMarin Pharmaceutical, Inc. (Æ)	5,554	501
M&T Bank Corp.	5,290	1,009	Bio-Rad Laboratories, Inc. Class A(Æ)	600	155
Markel Corp. (Æ)	305	350	Bio-Techne Corp. (Æ)	840	118
MB Financial, Inc.	31,100	1,331	Cardinal Health, Inc.	4,900	352
Medical Properties Trust, Inc. (ö)	69,100	904	Centene Corp. (Æ)	7,642	820
Mid-America Apartment Communities, Inc.			Cerner Corp. (Æ)	4,800	332
(ö)	873	83	Cooper Cos. , Inc. (The)	1,300	318
Nasdaq, Inc.	2,600	210	DaVita HealthCare Partners, Inc. (Æ)	5,410	422
National Retail Properties, Inc. (ö)	19,900	790	Exact Sciences Corp. (Æ)	16,147	803
Northern Trust Corp.	8,919	940	Henry Schein, Inc. (Æ)	751	57
Paramount Group, Inc. (ö)	3,100	47	Hologic, Inc. (Æ)	3,108	133
Park Hotels & Resorts, Inc. (ö)	3,915	113	Humana, Inc.	6,190	1,743
Pinnacle Financial Partners, Inc.	18,600	1,177	IQVIA Holdings, Inc. (Æ)	3,509	359
Popular, Inc.	8,300	337	Laboratory Corp. of America Holdings(Æ)	566	99
Principal Financial Group, Inc.	494	33	Medicines Co. (The)(Æ)(Ñ)	12,356	409
ProAssurance Corp.	8,100	443	NuVasive, Inc. (Æ)	5,167	253
Progressive Corp. (The)	24,500	1,325	Pacira Pharmaceuticals, Inc. (Æ)	14,539	529
Prologis, Inc. (ö)	3,369	219	PerkinElmer, Inc.	7,325	587

See accompanying notes which are an integral part of this quarterly report.

36 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Perrigo Co. PLC	16,900	1,532	Expeditors International of Washington, Inc.	9,062	588
Quest Diagnostics, Inc.	2,292	243	Fluor Corp.	6,890	418
Sarepta Therapeutics, Inc. (Æ)(Ñ)	14,343	940	Genpact, Ltd.	19,065	647
Varian Medical Systems, Inc. (Æ)	2,590	330	Hubbell, Inc. Class B	6,880	936
Vertex Pharmaceuticals, Inc. (Æ)	4,485	748	Itron, Inc. (Æ)	800	59
WellCare Health Plans, Inc. (Æ)	2,090	440	Jacobs Engineering Group, Inc.	4,900	340
Wright Medical Group NV(Æ)	19,287	439	JB Hunt Transport Services, Inc.	6,487	784
Zimmer Biomet Holdings, Inc.	11,600	1,474	JetBlue Airways Corp. (Æ)	12,425	259
Zoetis, Inc. Class A	4,969	381	Knight-Swift Transportation Holdings, Inc.
		16,849	(Æ)	8,228	410
			Korn/Ferry International	10,741	478
Materials and Processing - 5.5%			Landstar System, Inc.	2,400	267
Air Products & Chemicals, Inc.	3,000	505	Macquarie Infrastructure Corp.	19,700	1,308
Albemarle Corp.	1,871	209	ManpowerGroup, Inc.	5,400	710
AptarGroup, Inc.	2,600	227	MAXIMUS, Inc.	5,826	397
Ashland Global Holdings, Inc.	4,400	319	Mettler-Toledo International, Inc. (Æ)	941	635
Beacon Roofing Supply, Inc. (Æ)	6,223	376	National Instruments Corp.	4,900	245
Bemis Co. , Inc.	4,900	229	Navistar International Corp. (Æ)	1,300	60
Berry Plastics Group, Inc. (Æ)	4,826	286	Old Dominion Freight Line, Inc.	1,720	252
Chemours Co. (The)	5,377	278	On Assignment, Inc. (Æ)	3,541	271
Crown Holdings, Inc. (Æ)	4,827	280	Orbital ATK, Inc.	1,993	263
Eastman Chemical Co.	3,103	308	Oshkosh Corp.	2,360	214
Ingersoll-Rand PLC	6,700	635	Paychex, Inc.	4,445	303
Lennox International, Inc.	656	143	Quanta Services, Inc. (Æ)	9,000	346
Martin Marietta Materials, Inc.	7,185	1,640	Republic Services, Inc. Class A	10,728	738
NewMarket Corp.	1,060	421	Robert Half International, Inc.	3,920	227
Nucor Corp.	4,516	302	Rockwell Automation, Inc.	2,330	460
Owens Corning	10,030	932	Rockwell Collins, Inc.	2,720	376
Platform Specialty Products Corp. (Æ)	9,400	110	Rush Enterprises, Inc. Class A(Æ)	2,300	124
Reliance Steel & Aluminum Co.	107	9	Ryder System, Inc.	3,800	331
RPM International, Inc.	8,600	449	Schneider National, Inc. Class B	21,900	641
Sealed Air Corp.	13,100	621	Snap-on, Inc.	2,737	469
Southern Copper Corp.	2,742	133	Stanley Black & Decker, Inc.	4,656	773
Stepan Co.	1,000	78	Terex Corp.	6,100	287
Valmont Industries, Inc.	160	26	Textron, Inc.	8,400	493
Valvoline, Inc.	10,100	249	Toro Co. (The)	6,776	445
Watsco, Inc.	1,380	248	Trimble Navigation, Ltd. (Æ)	11,826	522
WestRock Co.	10,451	697	United Continental Holdings, Inc. (Æ)	4,192	284
		9,710	WageWorks, Inc. (Æ)	8,843	535
			Werner Enterprises, Inc.	3,400	138
Producer Durables - 16.0%			WESCO International, Inc. (Æ)	4,200	286
Adient PLC	3,824	248	Worldpay, Inc. Class A(Æ)	6,719	540
AECOM(Æ)	8,500	332	Xerox Corp.	9,818	335
AGCO Corp.	11,437	830	XPO Logistics, Inc. (Æ)	6,772	640
Alaska Air Group, Inc.	10,300	677	Xylem, Inc.	6,700	484
Allegion PLC	3,091	266			28,319
Allison Transmission Holdings, Inc. Class A	6,658	295
American Airlines Group, Inc.	5,856	318	Technology - 11.8%
Ametek, Inc.	5,027	384	Amdocs, Ltd.	1,354	93
AO Smith Corp.	14,321	956	Amphenol Corp. Class A	2,530	235
Aptiv PLC	1,022	97	Analog Devices, Inc.	10,005	919
Avery Dennison Corp.	3,090	379	Arista Networks, Inc. (Æ)	1,116	308
Carlisle Cos. , Inc.	7,104	812	ARRIS International PLC(Æ)	11,490	291
CH Robinson Worldwide, Inc.	1,080	99	Arrow Electronics, Inc. (Æ)	10,175	827
CoStar Group, Inc. (Æ)	1,447	501	Avnet, Inc.	11,900	506
Crane Co.	9,035	903	Black Knight, Inc. (Æ)	8,257	409
Cummins, Inc.	4,427	832	CA, Inc.	2,006	72
Donaldson Co. , Inc.	5,000	253	Cadence Design Systems, Inc. (Æ)	7,860	353
Dycom Industries, Inc. (Æ)	4,368	510	CDK Global, Inc.	3,874	276
EMCOR Group, Inc.	3,800	309	Citrix Systems, Inc. (Æ)	2,897	269

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 37

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Cognex Corp.	703	44		Pinnacle West Capital Corp.	5,800		464
Coherent, Inc. (Æ)	1,483	385		PPL Corp.	35,142		1,119
Conduent, Inc. (Æ)	3,200	52		Public Service Enterprise Group, Inc.	8,100		420
Cornerstone OnDemand, Inc. (Æ)	1,300	53		RingCentral, Inc. Class A(Æ)	700		38
CSRA, Inc.	1,201	40		Sempra Energy	2,450		262
Cypress Semiconductor Corp. (Ñ)	49,900	863		Sprint Corp. (Æ)(Ñ)	5,200		28
Dell Technologies, Inc. Class V(Æ)	700	50		Telephone & Data Systems, Inc.	10,700		294
Dolby Laboratories, Inc. Class A	2,700	174		US Cellular Corp. (Æ)	3,600		131
F5 Networks, Inc. (Æ)	3,242	469		Vistra Energy Corp. (Æ)	14,098		275
FireEye, Inc. (Æ)(Ñ)	5,700	86		Westar Energy, Inc. Class A	1,600		83
Gartner, Inc. (Æ)	2,817	391		Xcel Energy, Inc.	21,600		986
GoDaddy, Inc. Class A(Æ)(Ñ)	10,347	571		Zayo Group Holdings, Inc. (Æ)	10,025		368
Harris Corp.	3,090	493					11,275
Hewlett Packard Enterprise Co.	43,300	710
Infinera Corp. (Æ)	37,966	246		Total Common Stocks
InterXion Holding NV(Æ)	17,251	1,083		(cost $143,624)			168,360
IPG Photonics Corp. (Æ)	850	214
Jabil Circuit, Inc.	11,000	280		Short-Term Investments - 4.9%
Juniper Networks, Inc.	19,400	507		U. S. Cash Management Fund (@)	8,725,487	(8)	8,726
KLA-Tencor Corp.	2,735	300		Total Short-Term Investments
Lam Research Corp.	1,661	318		(cost $8,726)			8,726
Leidos Holdings, Inc.	3,894	259
LogMeIn, Inc.	7,503	944		Other Securities - 2.1%
Marvell Technology Group, Ltd.	18,500	432		U. S. Cash Collateral Fund(×)(@)	3,685,699	(8)	3,686
Match Group, Inc. (Æ)	7,507	262		Total Other Securities
Motorola Solutions, Inc.	14,600	1,453		(cost $3,686)			3,686
NetApp, Inc.	6,756	415
Nuance Communications, Inc. (Æ)	3,000	53		Total Investments 102.2%
Palo Alto Networks, Inc. (Æ)	420	66		(identified cost $156,036)			180,772
Progress Software Corp.	2,400	120
Proofpoint, Inc. (Æ)	2,865	292		Other Assets and Liabilities, Net
Pure Storage, Inc. Class A(Æ)	1,500	30	-	(2.2%)			(3,944)
Skyworks Solutions, Inc.	5,811	565		Net Assets - 100.0%			176,828
Synchronoss Technologies, Inc. (Æ)(Ñ)	47,666	383
Synopsys, Inc. (Æ)	4,000	370
Tech Data Corp. (Æ)	3,200	321
Twitter, Inc. (Æ)	17,500	452
Universal Display Corp.	1,480	236
Viavi Solutions, Inc. Class W(Æ)	51,900	445
Western Digital Corp.	5,500	489
Xilinx, Inc.	15,300	1,117
Zynga, Inc. Class A(Æ)	95,100	340
		20,931

Utilities - 6.4%
American Electric Power Co. , Inc.	1,300	89
American Water Works Co. , Inc.	3,000	250
Aqua America, Inc.	2,500	91
Atmos Energy Corp.	4,700	390
Avangrid, Inc.	4,000	195
CMS Energy Corp.	29,600	1,325
Cogent Communications Holdings, Inc.	100	5
DTE Energy Co.	7,450	787
Edison International	7,300	456
Entergy Corp.	1,800	142
Eversource Energy(Æ)	4,600	290
FirstEnergy Corp.	34,900	1,147
Great Plains Energy, Inc.	32,400	1,007
Hawaiian Electric Industries, Inc.	1,700	58
NiSource, Inc.	23,300	575

See accompanying notes which are an integral part of this quarterly report.

38 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	28	USD	5,472	03/18	125
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					125

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$20,698	$—	$—	$—	$20,698
Consumer Staples	8,375	—	—	—	8,375
Energy	10,037	—	—	—	10,037
Financial Services	42,166	—	—	—	42,166
Health Care	16,849	—	—	—	16,849
Materials and Processing	9,710	—	—	—	9,710
Producer Durables	28,319	—	—	—	28,319
Technology	20,931	—	—	—	20,931
Utilities	11,275	—	—	—	11,275
Short-Term Investments	—	—	—	8,726	8,726
Other Securities	—	—	—	3,686	3,686
Total Investments	168,360	—	—	12,412	180,772

Other Financial Instruments
Assets
Futures Contracts	125	—	—	—	125

Total Other Financial Instruments*	$125	$—	$—	$—	$125

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 39

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 93.9%			EVINE Live, Inc. (Æ)	621,700	758
Consumer Discretionary - 14.1%			EW Scripps Co. (The) Class A	42,072	674
2U, Inc. (Æ)(Ñ)	34,429	2,557	Finish Line, Inc. (The) Class A(Ñ)	39,300	445
Aaron's, Inc. Class A	69,423	2,839	First Cash Financial Services, Inc.	24,452	1,787
Acushnet Holdings Corp. (Ñ)	172,465	3,699	Fitbit, Inc. Class A(Æ)(Ñ)	70,300	362
Adtalem Global Education, Inc. (Æ)	19,145	881	Five Below, Inc. (Æ)	17,292	1,123
AH Belo Corp. Class A(Å)	110,492	541	Floor & Decor Holdings, Inc. Class A(Æ)	36,673	1,720
AMC Entertainment Holdings, Inc. Class			Fogo De Chao, Inc. (Æ)	5,200	68
A(Ñ)	71,780	919	Fortress Transportation & Infrastructure
American Public Education, Inc. (Æ)	7,927	201	Investors LLC(Å)	384,055	6,933
B. Riley Financial, Inc. (Ñ)	101,846	1,910	Fossil Group, Inc. (Æ)(Ñ)	160,500	1,278
Barnes & Noble Education, Inc. (Æ)	391,395	2,603	Foundation Building Materials, Inc. (Æ)	60,400	896
Bassett Furniture Industries, Inc.	5,700	194	Fox Factory Holding Corp. (Æ)	36,328	1,393
Beazer Homes USA, Inc. (Æ)	36,263	672	Full House Resorts, Inc. (Å)(Æ)	579,801	1,948
Bel Fuse, Inc. Class A(Å)	10,624	204	Gannett Co. , Inc.	38,300	452
Biglari Holdings, Inc. (Æ)	1,249	515	Genesco, Inc. (Æ)	137,445	4,790
BJ's Restaurants, Inc.	68,370	2,581	G-III Apparel Group, Ltd. (Æ)	32,475	1,213
BMC Stock Holdings, Inc. (Æ)	186,119	4,170	Grand Canyon Education, Inc. (Æ)	37,099	3,450
Bojangles', Inc. (Æ)(Ñ)	286,040	3,504	Gray Television, Inc. (Æ)	134,441	2,198
Boot Barn Holdings, Inc. (Æ)	37,642	660	Group 1 Automotive, Inc.	23,300	1,828
Bridgepoint Education, Inc. (Æ)	11,300	87	Guess?, Inc.	93,695	1,721
Brunswick Corp.	5,600	352	Haverty Furniture Cos. , Inc.	4,200	94
Buffalo Wild Wings, Inc. (Æ)	3,922	616	Hibbett Sports, Inc. (Æ)	124,610	2,816
Burlington Stores, Inc. (Æ)	530	65	Hillenbrand, Inc.	16,822	745
Caleres, Inc.	26,547	787	Horizon Global Corp. (Æ)	178,181	1,506
Callaway Golf Co.	41,900	619	ILG, Inc. (Æ)	47,914	1,505
Canada Goose Holdings, Inc. (Æ)(Ñ)	48,005	1,725	Inspired Entertainment, Inc. (Æ)	44,840	296
Carriage Services, Inc. Class A	106,228	2,829	Instructure, Inc. (Æ)	74,710	2,681
Carrols Restaurant Group, Inc. (Æ)	134,181	1,670	J Alexander's Holdings, Inc. (Å)(Æ)	309,479	2,987
Cato Corp. (The) Class A	2,600	31	Jack in the Box, Inc.	50,150	4,563
Cavco Industries, Inc. (Æ)	4,613	706	Johnson Outdoors, Inc. Class A	10,953	660
Central Garden & Pet Co. (Æ)(Ñ)	21,002	823	K12, Inc. (Æ)	31,170	541
Central Garden & Pet Co. Class A(Æ)	100,356	3,785	KB Home	23,137	729
Century Casinos, Inc. (Æ)	125,949	1,153	Kirkland's, Inc. (Æ)	42,061	446
Century Communities, Inc. (Æ)	72,405	2,288	La Quinta Holdings, Inc. (Æ)	9,400	187
Chegg, Inc. (Æ)	342,285	5,928	La-Z-Boy, Inc.	29,318	884
Chico's FAS, Inc.	114,178	1,086	Lee Enterprises, Inc. (Å)(Æ)(Ñ)	680,570	1,769
Children's Place, Inc. (The)(Ñ)	21,819	3,268	Libbey, Inc.	161,700	1,143
Chuy's Holdings, Inc. (Æ)	76,265	2,021	Liberty Interactive Corp. Class A(Æ)	107,453	3,018
Citi Trends, Inc.	86,651	2,037	Lindblad Expeditions Holdings, Inc. (Æ)	59,899	555
Clarus Corp. (Æ)	95,700	713	Lithia Motors, Inc. Class A(Ñ)	46,876	5,857
Columbia Sportswear Co.	39,047	2,916	Lululemon Athletica, Inc. (Æ)	700	55
Conn's, Inc. (Æ)(Ñ)	215,731	7,185	M/I Homes, Inc. (Æ)	23,096	747
Cooper Tire & Rubber Co.	186,918	7,309	Madison Square Garden Co. (The) Class A(Æ)	4,179	902
Cooper-Standard Holdings, Inc. (Æ)	17,407	2,169	Malibu Boats, Inc. Class A(Æ)	30,892	1,027
Cracker Barrel Old Country Store, Inc. (Ñ)	6,740	1,189	Marchex, Inc. Class B(Æ)	50,477	173
Crocs, Inc. (Æ)	17,700	239	MarineMax, Inc. (Æ)(Ñ)	16,221	372
Dana Holding Corp.	31,703	1,046	Marriott Vacations Worldwide Corp.	6,113	931
Deckers Outdoor Corp. (Æ)	40,813	3,498	Matthews International Corp. Class A	24,190	1,355
Del Frisco's Restaurant Group, Inc. (Æ)	62,048	1,086	MCBC Holdings, Inc. (Æ)	6,800	164
Del Taco Restaurants, Inc. (Æ)(Ñ)	135,496	1,717	MDC Holdings, Inc.	29,477	994
Delta Apparel, Inc. (Å)(Æ)	61,909	1,155	MDC Partners, Inc. Class A(Å)(Æ)	686,128	6,175
Denny's Corp. (Æ)	46,605	699	Meredith Corp.	51,642	3,416
Destination XL Group, Inc. (Æ)	234,900	611	Meritage Homes Corp. (Æ)	17,452	828
Domino's Pizza, Inc.	1,030	223	Meritor, Inc. (Æ)	65,895	1,798
DSW, Inc. Class A(Ñ)	80,525	1,613	Michael Kors Holdings, Ltd. (Æ)	10,765	710
Eldorado Resorts, Inc. (Æ)(Ñ)	204,606	7,069	Movado Group, Inc.	26,196	802
Entravision Communications Corp. Class A	164,688	1,145	MSG Networks, Inc. (Æ)	57,172	1,372
Eros International PLC(Æ)(Ñ)	42,675	486	New Home Co. , Inc. (The)(Æ)	6,176	73
Ethan Allen Interiors, Inc.	32,370	804	Nexstar Media Group, Inc. Class A	56,817	4,267

See accompanying notes which are an integral part of this quarterly report.

40 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Nutrisystem, Inc.	16,556	716	Zumiez, Inc. (Æ)(Ñ)	7,500	156
Ollie's Bargain Outlet Holdings, Inc. (Æ)	45,450	2,525			285,951
Oxford Industries, Inc.	10,728	845
Papa John's International, Inc. (Ñ)	44,406	2,882	Consumer Staples - 3.3%
Peak Resorts, Inc. (Å)	137,213	768	Andersons, Inc. (The)	58,992	2,012
Penn National Gaming, Inc. (Æ)	21,099	673	B&G Foods, Inc. Class A(Ñ)	126,566	4,176
Penske Automotive Group, Inc.	73,965	3,860	Boston Beer Co. , Inc. Class A(Æ)	4,338	824
Perry Ellis International, Inc. (Æ)	16,602	398	Cadiz, Inc. (Æ)(Ñ)	41,000	597
PetIQ, Inc. (Æ)(Ñ)	16,889	405	Calavo Growers, Inc. (Ñ)	63,688	5,540
Planet Fitness, Inc. Class A(Æ)	127,223	4,295	Casey's General Stores, Inc.	34,278	4,151
Points International, Ltd. (Å)(Æ)	42,200	496	Chefs' Warehouse Holdings, Inc. (Æ)(Ñ)	61,500	1,252
Pool Corp.	44,017	5,954	Core-Mark Holding Co. , Inc.	156,822	3,464
Potbelly Corp. (Æ)	32,700	396	Craft Brew Alliance, Inc. (Æ)	30,593	592
PriceSmart, Inc.	8,605	733	Energizer Holdings, Inc.	170,453	9,923
QuinStreet, Inc. (Æ)	73,853	689	Farmer Brothers Co. (Æ)	20,784	657
Red Lion Hotels Corp. (Æ)	91,800	959	Flowers Foods, Inc.	231,031	4,530
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	62,988	3,317	Freshpet, Inc. (Æ)(Ñ)	46,255	851
Red Rock Resorts, Inc. Class A	15,039	522	Ingles Markets, Inc. Class A	15,900	534
Regis Corp. (Æ)	58,000	924	J&J Snack Foods Corp.	28,630	3,964
Rocky Brands, Inc.	9,280	160	Lancaster Colony Corp.	9,703	1,246
Rosetta Stone, Inc. (Æ)	24,486	313	Medifast, Inc.	14,930	1,026
Sally Beauty Holdings, Inc. (Æ)	60,540	1,006	MGP Ingredients, Inc. (Ñ)	9,817	879
Scholastic Corp.	30,774	1,182	National Beverage Corp.	6,832	755
Scientific Games Corp. Class A(Æ)	12,749	595	Natural Grocers by Vitamin Cottage, Inc. (Æ)	10,100	87
SeaWorld Entertainment, Inc. (Æ)(Ñ)	52,802	805	New Age Beverages Corp. (Æ)(Ñ)	109,947	394
Sequential Brands Group, Inc. (Æ)(Ñ)	174,860	283	Nomad Foods, Ltd. (Æ)	358,266	6,104
Shoe Carnival, Inc.	67,550	1,543	PetMed Express, Inc. (Ñ)	41,063	1,856
Shutterfly, Inc. (Æ)	2,800	191	Sanderson Farms, Inc.	7,035	893
Sinclair Broadcast Group, Inc. Class A(Ñ)	8,494	315	Smart & Final Stores, Inc. (Æ)	275,862	2,593
Skechers U. S. A. , Inc. Class A(Æ)	30,910	1,273	SUPERVALU, Inc. (Æ)	262,600	4,160
Sonic Automotive, Inc. Class A	38,673	833	Universal Corp.	69,784	3,350
Sportsman's Warehouse Holdings, Inc. (Æ)(Ñ)	236,100	1,197	US Foods Holding Corp. (Æ)	4,600	148
Standard Motor Products, Inc.	89,465	4,285	Weis Markets, Inc.	21,853	869
Steven Madden, Ltd.	18,938	875			67,427
Stoneridge, Inc. (Æ)	22,300	543
Sturm Ruger & Co. , Inc. (Ñ)	67,684	3,584	Energy - 3.2%
Superior Uniform Group, Inc. (Å)	200,472	4,723	Arch Coal, Inc. Class A	24,400	2,196
Tenneco, Inc.	18,600	1,079	Archrock, Inc. (Æ)	26,900	250
Texas Roadhouse, Inc. Class A	18,056	1,060	Basic Energy Services, Inc. (Æ)	55,378	1,079
Thor Industries, Inc.	40,121	5,484	Bill Barrett Corp. (Æ)	711,400	3,649
Tilly's, Inc. Class A	74,409	1,110	C&J Energy Services, Inc. (Æ)	116,604	3,570
Tower International, Inc.	46,113	1,392	Callon Petroleum Co. (Æ)	60,890	691
Townsquare Media, Inc. Class A(Æ)	43,162	324	Carrizo Oil & Gas, Inc. (Æ)	114,182	2,296
TravelCenters of America LLC(Æ)(Ñ)	527,038	2,319	Civeo Corp. (Æ)	206,016	721
TRI Pointe Group, Inc. (Æ)	60,100	980	Cloud Peak Energy, Inc. (Æ)	55,500	278
tronc, Inc. (Æ)	6,910	141	CONSOL Energy, Inc. (Æ)(Þ)	34,150	1,107
Tropicana Entertainment, Inc. (Å)(Æ)(Ñ)	42,823	2,452	Dril-Quip, Inc. (Æ)	11,096	573
Tuesday Morning Corp. (Æ)(Ñ)	309,500	898	Eclipse Resources Corp. (Å)(Æ)	724,300	1,550
Urban One, Inc. (Å)(Æ)	370,037	685	EP Energy Corp. Class A(Æ)	19,000	36
US Auto Parts Network, Inc. (Å)(Æ)	477,039	1,169	Exterran Corp. (Æ)	10,559	305
Vera Bradley, Inc. (Æ)	83,641	777	Flotek Industries, Inc. (Æ)(Ñ)	206,600	1,136
Visteon Corp. (Æ)	25,663	3,338	Gores Holdings, Inc. Class A(Æ)	317,790	4,387
VOXX International Corp. Class A(Æ)	32,286	192	Green Plains, Inc.	56,700	992
Weight Watchers International, Inc. (Æ)	10,177	654	Gulfport Energy Corp. (Æ)	255,100	2,594
William Lyon Homes Class A(Æ)	212,974	5,782	Hallador Energy Co.	3,500	24
Wingstop, Inc. (Ñ)	31,272	1,512	Independence Contract Drilling, Inc. (Æ)	168,180	774
XO Group, Inc. (Æ)	24,728	472	Keane Group, Inc. (Æ)(Ñ)	75,524	1,248
ZAGG, Inc. (Æ)	79,853	1,334	Mammoth Energy Services, Inc. (Æ)(Ñ)	61,015	1,401
			Matrix Service Co. (Æ)	134,493	2,408
			McDermott International, Inc. (Æ)	197,900	1,738

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 41

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Natural Gas Services Group, Inc. (Æ)	18,300	504	Bryn Mawr Bank Corp.	2,000	90
Newpark Resources, Inc. (Æ)	308,455	2,807	Byline Bancorp, Inc. (Æ)	52,100	1,165
Noble Corp. PLC(Æ)	152,600	716	Cannae Holdings, Inc. (Æ)	280,883	4,890
Pacific Ethanol, Inc. (Æ)	250,100	1,050	Capital City Bank Group, Inc. (Å)	67,690	1,661
Patterson-UTI Energy, Inc.	29,480	696	Capstar Financial Holdings, Inc. (Æ)	49,703	972
Peabody Energy Corp.	8,800	356	Carolina Financial Corp.	14,894	614
Phillips 66 Partners, LP(Ñ)	82,747	4,356	Cass Information Systems, Inc.	16,096	933
ProPetro Holding Corp. (Æ)	36,200	676	CatchMark Timber Trust, Inc. Class A(ö)	182,813	2,408
Renewable Energy Group, Inc. (Æ)	49,213	527	Cathay General Bancorp	48,629	2,127
REX American Resources Corp. (Æ)	10,545	861	Cedar Realty Trust, Inc. (ö)	434,500	2,220
Ring Energy, Inc. (Æ)	90,050	1,243	CenterState Bank Corp.	92,846	2,413
RPC, Inc.	17,364	351	Central Pacific Financial Corp.	169,838	5,022
Sanchez Energy Corp. (Æ)(Ñ)	181,560	899	Central Valley Community Bancorp	9,387	182
SemGroup Corp. Class A(Ñ)	97,760	2,801	Century Bancorp, Inc. Class A(Å)	19,000	1,523
Solaris Oilfield Infrastructure, Inc. Class			Charter Financial Corp.	42,873	824
A(Æ)	73,392	1,385	Chatham Lodging Trust(ö)	23,064	517
SunCoke Energy, Inc. (Æ)	153,731	1,706	Chemical Financial Corp.	21,251	1,241
Superior Energy Services, Inc. (Æ)	55,500	580	Chemung Financial Corp.	1,227	55
TETRA Technologies, Inc. (Æ)	892,500	3,427	Cherry Hill Mortgage Investment Corp. (ö)	27,700	470
Unit Corp. (Æ)	133,327	3,231	Chesapeake Lodging Trust(ö)	106,217	2,907
Warrior Met Coal, Inc. (Ñ)	4,200	117	Civista Bancshares, Inc. (Å)(Ñ)	84,167	1,863
World Fuel Services Corp.	7,000	195	CNO Financial Group, Inc.	225,546	5,546
WPX Energy, Inc. (Æ)	31,696	467	CoBiz Financial, Inc. (Ñ)	52,059	1,044
		63,954	Cohen & Steers, Inc.	94,197	3,841
			Columbia Banking System, Inc.	24,037	1,036
Financial Services - 24.0%			Columbia Property Trust, Inc. (ö)	51,268	1,122
1st Source Corp.	6,100	319	Commerce Bancshares, Inc.	1,500	88
Acadia Realty Trust(ö)	21,074	518	Community Bank System, Inc.	18,254	973
Alexander & Baldwin, Inc.	6,284	167	Community Trust Bancorp, Inc.	29,384	1,389
Alexandria Real Estate Equities, Inc. (ö)	1,620	210	Consolidated-Tomoka Land Co. (Ñ)	21,021	1,391
Allegiance Bancshares, Inc. (Æ)	692	28	Cousins Properties, Inc. (ö)	325,607	2,931
American Equity Investment Life Holding			CyrusOne, Inc. (ö)	53,917	3,110
Co.	53,583	1,768	Diamond Hill Investment Group, Inc.	12,352	2,598
American Homes 4 Rent Class A(ö)	13,300	277	DiamondRock Hospitality Co. (ö)	83,165	978
American National Bankshares, Inc.	2,788	104	Donegal Group, Inc. Class A	4,336	76
Ameris Bancorp	34,900	1,869	Douglas Emmett, Inc. (ö)	9,800	379
AMERISAFE, Inc.	45,964	2,792	Dun & Bradstreet Corp. (The)	5,300	656
Argo Group International Holdings, Ltd.	30,099	1,845	E*Trade Financial Corp. (Æ)	2,400	126
Arlington Asset Investment Corp. Class A(Ñ)	200	2	Eagle Bancorp, Inc. (Æ)	36,386	2,293
Ashford Hospitality Trust, Inc. (ö)	79,600	513	East West Bancorp, Inc.	13,200	870
Ashford, Inc. (Å)(Æ)(Ñ)	13,494	1,214	EastGroup Properties, Inc. (ö)	15,742	1,367
Aspen Insurance Holdings, Ltd.	123,708	4,620	Education Realty Trust, Inc. (ö)	125,837	4,156
Assurant, Inc.	7,670	702	eHealth, Inc. (Æ)	42,065	737
Atlantic Capital Bancshares, Inc. (Æ)	111,536	1,991	EMC Insurance Group, Inc.	7,284	206
Banc of California, Inc. (Ñ)	72,683	1,432	Employers Holdings, Inc.	28,009	1,188
BancFirst Corp.	27,300	1,522	Enova International, Inc. (Æ)	48,700	872
Banco Latinoamericano de Comercio Exterior			Enstar Group, Ltd. (Æ)	3,919	814
SA Class E	38,577	1,145	Enterprise Financial Services Corp.	57,104	2,778
Bancorp, Inc. (The)(Æ)	30,500	322	Equity Commonwealth(Æ)(ö)	51,500	1,540
Bank of Marin Bancorp	11,783	809	Essent Group, Ltd. (Æ)	20,500	954
Bank of NT Butterfield & Son, Ltd. (The)	66,071	2,655	Evercore, Inc. Class A	81,518	8,196
Bank of the Ozarks, Inc.	111,405	5,565	Everi Holdings, Inc. (Æ)	131,154	1,015
BankFinancial Corp.	9,803	156	Ezcorp, Inc. Class A(Æ)	57,218	675
Banner Corp.	29,600	1,608	Fair Isaac Corp.	7,547	1,303
Berkshire Hills Bancorp, Inc.	24,244	920	Farmers Capital Bank Corp.	1,307	51
Blackhawk Network Holdings, Inc. Class			FB Financial Corp. (Æ)(Ñ)	24,236	1,025
A(Æ)	111,408	5,063	Federal Agricultural Mortgage Corp. Class C	24,134	1,937
Boston Private Financial Holdings, Inc.	58,952	908	Federated National Holding Co.	5,757	85
Brandywine Realty Trust(ö)	180,494	3,238	Fidelity Southern Corp.	10,500	252
Brookline Bancorp, Inc.	38,724	620	Financial Institutions, Inc.	19,311	602

See accompanying notes which are an integral part of this quarterly report.

42 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
First Bancorp	34,998	1,274	James River Group Holdings, Ltd.	3,900	148
First BanCorp(Æ)	304,375	1,827	Kearny Financial Corp. (Å)	606,967	8,376
First Bancshares, Inc. (Ñ)	800	26	Kemper Corp.	27,200	1,764
First Business Financial Services, Inc.	8,346	204	Kennedy-Wilson Holdings, Inc.	285,182	5,062
First Citizens BancShares, Inc. Class A	2,318	986	Kite Realty Group Trust(ö)	29,802	502
First Commonwealth Financial Corp.	51,778	749	Ladder Capital Corp. Class A(ö)	88,500	1,281
First Community Bancshares, Inc.	2,569	71	Ladenburg Thalmann Financial Services,
First Defiance Financial Corp.	13,132	730	Inc. (Ñ)	20,000	62
First Financial Bancorp	38,204	1,089	Lakeland Bancorp, Inc.	43,294	870
First Financial Corp.	13,066	605	LaSalle Hotel Properties(ö)	40,747	1,244
First Foundation, Inc. (Å)(Æ)	212,800	4,139	LegacyTexas Financial Group, Inc. (Æ)	20,228	891
First Horizon National Corp.	176,439	3,504	LendingTree, Inc. (Æ)	13,959	5,135
First Industrial Realty Trust, Inc. (ö)	24,042	742	Lexington Realty Trust(ö)	58,873	531
First Internet Bancorp	21,878	819	LPL Financial Holdings, Inc.	18,643	1,112
First Interstate BancSystem, Inc. Class A	23,492	983	Mack-Cali Realty Corp. (ö)	23,709	476
First Merchants Corp.	4,886	211	MainSource Financial Group, Inc.	21,853	860
First Midwest Bancorp, Inc.	62,232	1,547	Marcus & Millichap, Inc. (Æ)	29,199	953
First of Long Island Corp. (The)(Å)	80,700	2,268	MB Financial, Inc.	25,638	1,097
Flagstar Bancorp, Inc. (Æ)	24,197	901	MedEquities Realty Trust, Inc. (ö)	243,900	2,664
FNB Corp.	418,238	6,002	Medical Properties Trust, Inc. (ö)	225,238	2,946
Four Corners Property Trust, Inc. (ö)	15,897	375	Mercantile Bank Corp.	2,700	94
Franklin Financial Network, Inc. (Æ)	20,771	670	Meridian Bancorp, Inc.	254,959	5,214
FRP Holdings, Inc. (Å)(Æ)	21,843	1,091	Meta Financial Group, Inc.	4,330	507
FS Bancorp, Inc.	2,516	144	MGIC Investment Corp. (Æ)	177,113	2,625
Fulton Financial Corp.	152,023	2,767	Midland States Bancorp, Inc.	25,520	819
GEO Group, Inc. (The)(ö)	59,902	1,351	MidWestOne Financial Group, Inc.	30,782	1,018
Getty Realty Corp. (ö)	56,200	1,475	Morningstar, Inc.	44,211	4,250
Glacier Bancorp, Inc.	27,144	1,065	MTGE Investment Corp. (ö)	51,500	876
Government Properties Income Trust(ö)	34,735	596	MutualFirst Financial, Inc.	1,743	65
Gramercy Property Trust(ö)	138,677	3,500	National Bank Holdings Corp. Class A	137,100	4,557
Great Southern Bancorp, Inc. (Ñ)	14,130	717	National Commerce Corp. (Æ)	22,433	1,018
Green Dot Corp. Class A(Æ)	90,968	5,573	National Health Investors, Inc. (ö)	9,468	668
Greenhill & Co. , Inc. (Ñ)	97,530	1,809	National Western Life Group, Inc. Class A	2,675	866
Guaranty Bancorp	31,866	903	Navigators Group, Inc. (The)	30,100	1,463
Hallmark Financial Services, Inc. (Å)(Æ)	189,575	1,920	NBT Bancorp, Inc.	27,972	1,032
Hamilton Lane, Inc. Class A	21,459	800	NexPoint Residential Trust, Inc. (ö)	93,434	2,477
Hancock Holding Co.	75,312	4,044	NMI Holdings, Inc. Class A(Æ)	138,970	2,550
Hanover Insurance Group, Inc. (The)	13,522	1,530	Northeast Bancorp(Å)	110,974	2,480
Healthcare Realty Trust, Inc. (ö)	26,110	780	Northfield Bancorp, Inc.	89,600	1,503
Heartland Financial USA, Inc.	6,900	367	Northrim BanCorp, Inc.	3,750	125
Heritage Commerce Corp.	86,254	1,381	OFG Bancorp(Ñ)	18,300	209
Heritage Financial Corp.	129,715	3,995	Old Line Bancshares, Inc.	9,057	287
Heritage Insurance Holdings, Inc. (Ñ)	14,667	250	Old National Bancorp	171,531	2,968
Hersha Hospitality Trust Class A(ö)	32,639	605	Old Second Bancorp, Inc. (Å)	219,900	3,233
Home Bancorp, Inc. (Ñ)	4,132	177	OM Asset Management PLC	242,108	4,331
Home BancShares, Inc.	314,149	7,543	Oppenheimer Holdings, Inc. Class A	9,263	255
HomeStreet, Inc. (Æ)	120,400	3,546	Opus Bank	3,400	92
HomeTrust Bancshares, Inc. (Æ)	6,200	157	Outfront Media, Inc. (ö)	239,397	5,362
Hope Bancorp, Inc.	53,004	1,009	Pacific Premier Bancorp, Inc. (Æ)	19,828	808
Horace Mann Educators Corp.	25,496	1,053	Park National Corp.	10,862	1,141
Iberiabank Corp.	100,454	8,488	PCSB Financial Corp. (Å)(Æ)(Ñ)	114,705	2,315
Independence Realty Trust, Inc. (ö)	215,406	1,980	Peapack Gladstone Financial Corp. (Å)	90,650	3,220
Independent Bank Corp. (Å)	199,891	4,608	Pebblebrook Hotel Trust(ö)	20,165	786
Independent Bank Group, Inc.	10,970	787	Peoples Bancorp, Inc.	14,644	521
Infinity Property & Casualty Corp.	14,549	1,473	People's Utah Bancorp	24,288	768
InfraREIT, Inc. (ö)	23,100	438	Physicians Realty Trust(ö)	39,342	641
Investment Technology Group, Inc.	35,600	760	PJT Partners, Inc. Class A	3,900	185
Investors Bancorp, Inc.	136,702	1,871	Popular, Inc.	70,100	2,849
Invitation Homes, Inc. (ö)	11,900	268	Potlatch Corp. (ö)	47,417	2,509
Jack Henry & Associates, Inc.	48,301	6,021	Preferred Bank	38,309	2,468

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 43

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Primerica, Inc.	19,639	1,983	United Bankshares, Inc.	32,641	1,201
Prosperity Bancshares, Inc.	83,791	6,351	United Community Banks, Inc.	44,400	1,407
Provident Financial Holdings, Inc.	5,437	99	United Financial Bancorp, Inc. (Å)	306,355	5,135
Provident Financial Services, Inc.	46,925	1,234	United Fire Group, Inc.	2,182	95
PS Business Parks, Inc. (ö)	8,640	1,055	Urban Edge Properties(ö)	19,325	452
Pzena Investment Management, Inc. Class			Valley National Bancorp	95,063	1,195
A(Å)	185,642	2,322	Veritex Holdings, Inc. (Æ)	35,163	1,002
QCR Holdings, Inc.	19,129	839	Voya Financial, Inc.	2,000	104
QTS Realty Trust, Inc. Class A(ö)	79,330	3,951	Waddell & Reed Financial, Inc. Class A(Ñ)	62,624	1,440
Radian Group, Inc.	48,666	1,074	Washington Federal, Inc.	58,785	2,110
Rayonier, Inc. (ö)	124,816	4,052	Washington Real Estate Investment Trust(ö)	14,493	415
RE/MAX Holdings, Inc. Class A	21,221	1,047	WesBanco, Inc.	58,915	2,416
Redwood Trust, Inc. (ö)	39,793	593	Westamerica Bancorporation(Ñ)	64,752	3,844
Reinsurance Group of America, Inc. Class A	1,930	302	Wintrust Financial Corp.	63,903	5,489
Renasant Corp.	25,177	1,084	WisdomTree Investments, Inc. (Ñ)	68,581	795
Retail Opportunity Investments Corp. (ö)	487,840	8,962	WSFS Financial Corp.	16,580	847
Retail Properties of America, Inc. Class A(ö)	12,300	148	Xenia Hotels & Resorts, Inc. (ö)	78,980	1,753
Rexford Industrial Realty, Inc. (ö)	10,417	309			486,516
Riverview Bancorp, Inc.	10,300	99
RLI Corp.	16,821	1,081	Health Care - 11.9%
RLJ Lodging Trust(ö)	183,351	4,239	Abaxis, Inc.	81,606	5,847
Ryman Hospitality Properties, Inc. (ö)	70,744	5,415	Acadia Healthcare Co. , Inc. (Æ)(Ñ)	109,432	3,729
S&T Bancorp, Inc.	25,181	1,016	Accuray, Inc. (Æ)	605,100	3,419
Selective Insurance Group, Inc.	31,068	1,810	Achillion Pharmaceuticals, Inc. (Æ)	31,100	82
Seritage Growth Properties(Ñ)(ö)	13,800	569	Aclaris Therapeutics, Inc. (Æ)(Ñ)	27,505	608
ServisFirst Bancshares, Inc.	21,340	905	Acorda Therapeutics, Inc. (Æ)	36,091	937
Shore Bancshares, Inc.	3,000	55	Addus HomeCare Corp. (Å)(Æ)	30,283	1,086
Sierra Bancorp	13,500	370	Adverum Biotechnologies, Inc. (Æ)	31,800	232
Silvercrest Asset Management Group, Inc.			Agile Therapeutics, Inc. (Æ)(Ñ)	176,951	580
Class A(Å)	91,400	1,371	Aimmune Therapeutics, Inc. (Æ)	12,474	439
Simmons First National Corp. Class A	14,621	860	Akebia Therapeutics, Inc. (Æ)	4,000	59
SL Green Realty Corp. (ö)	3,300	332	Alkermes PLC(Æ)(Ñ)	40,548	2,318
SmartFinancial, Inc. (Æ)	7,105	155	Allscripts Healthcare Solutions, Inc. (Æ)	290,891	4,337
South State Corp.	91,600	8,115	AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	328,037	4,707
Southside Bancshares, Inc.	26,201	899	Amicus Therapeutics, Inc. (Æ)(Ñ)	40,065	650
SP Plus Corp. (Æ)	24,830	957	AMN Healthcare Services, Inc. (Æ)	96,467	5,175
STAG Industrial, Inc. (ö)	20,686	524	Analogic Corp.	20,452	1,695
State Auto Financial Corp. (Å)	50,858	1,514	AnaptysBio, Inc. (Æ)	9,684	1,021
State Bank Financial Corp. (Å)	161,901	4,940	AngioDynamics, Inc. (Æ)	31,383	546
Sterling Bancorp	63,102	1,562	Anika Therapeutics, Inc. (Æ)	13,243	884
Stewart Information Services Corp.	22,410	997	Apellis Pharmaceuticals, Inc. (Æ)(Ñ)	27,395	455
Stifel Financial Corp.	17,271	1,166	Apollo Endosurgery, Inc. (Æ)(Ñ)	183,844	1,151
Stock Yards Bancorp, Inc.	1,958	70	Ardelyx, Inc. (Æ)	10,500	76
Summit Hotel Properties, Inc. (ö)	43,666	676	Array BioPharma, Inc. (Æ)	43,028	638
Sunstone Hotel Investors, Inc. (ö)	208,400	3,512	Atrion Corp.	1,348	776
Synovus Financial Corp.	12,400	625	AxoGen, Inc. (Æ)	88,775	2,468
Taubman Centers, Inc. (ö)	49,400	3,046	Bellicum Pharmaceuticals, Inc. (Æ)(Ñ)	7,300	44
TCF Financial Corp.	140,365	3,011	Biohaven Pharmaceutical Holding Co. , Ltd.
Terreno Realty Corp. (ö)	10,930	389	(Æ)	25,105	868
Territorial Bancorp, Inc.	9,193	278	BioTelemetry, Inc. (Æ)(Ñ)	167,499	5,720
Texas Capital Bancshares, Inc. (Æ)	18,314	1,736	BioTime, Inc. (Æ)(Ñ)	29,102	85
Third Point Reinsurance, Ltd. (Æ)	55,697	794	Bioverativ, Inc. (Æ)	36,895	3,802
Towne Bank	29,287	895	Bluebird Bio, Inc. (Æ)	10,703	2,193
TriCo Bancshares	65,000	2,404	Blueprint Medicines Corp. (Æ)	9,101	716
TriState Capital Holdings, Inc. (Æ)	26,786	644	Cambrex Corp. (Æ)	26,822	1,512
Triumph Bancorp, Inc. (Æ)	24,299	936	Cantel Medical Corp.	8,465	939
TrustCo Bank Corp.	118,676	1,021	Cascadian Therapeutics, Inc. (Æ)	900	9
Trustmark Corp.	36,284	1,153	Catalent, Inc. (Æ)	22,969	1,069
UMB Financial Corp.	60,940	4,643	Celldex Therapeutics, Inc. (Æ)(Ñ)	24,874	69
Umpqua Holdings Corp.	264,899	5,735	Chemed Corp.	32,698	8,521

See accompanying notes which are an integral part of this quarterly report.

44 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chimerix, Inc. (Æ)	78,147	374	Mersana Therapeutics, Inc. (Æ)	19,196	274
Cidara Therapeutics, Inc. (Æ)(Ñ)	20,000	143	MiMedx Group, Inc. (Æ)(Ñ)	67,742	1,135
Clearside Biomedical, Inc. (Æ)(Ñ)	68,360	444	Momenta Pharmaceuticals, Inc. (Æ)	18,569	316
Clovis Oncology, Inc. (Æ)	15,330	927	Myriad Genetics, Inc. (Æ)	29,063	1,072
Concert Pharmaceuticals, Inc. (Æ)	15,949	320	NanoString Technologies, Inc. (Æ)	4,100	31
ConforMIS, Inc. (Æ)	42,075	58	National HealthCare Corp.	16,046	1,001
Corcept Therapeutics, Inc. (Æ)(Ñ)	172,253	3,964	Nektar Therapeutics(Æ)	29,125	2,435
CorVel Corp. (Æ)	30,989	1,601	Neogen Corp. (Æ)	14,783	873
Corvus Pharmaceuticals, Inc. (Æ)	1,500	13	NeoGenomics, Inc. (Å)(Æ)(Ñ)	1,068,866	8,251
Cross Country Healthcare, Inc. (Æ)	165,870	2,324	Neos Therapeutics, Inc. (Æ)(Ñ)	233,719	2,478
CryoLife, Inc. (Æ)	34,162	644	Nevro Corp. (Æ)	22,918	1,840
Deciphera Pharmaceuticals, Inc. (Æ)	27,109	705	Nobilis Health Corp. (Æ)(Ñ)	353,310	548
Enanta Pharmaceuticals, Inc. (Æ)	13,812	1,173	Novavax, Inc. (Æ)(Ñ)	379,168	766
Endocyte, Inc. (Æ)	5,772	20	Omnicell, Inc. (Æ)	54,041	2,650
Ensign Group, Inc. (The)(Å)(Ñ)	257,478	5,930	OraSure Technologies, Inc. (Æ)	36,070	785
Exact Sciences Corp. (Æ)	26,803	1,332	Oxford Immunotec Global PLC(Æ)	70,348	817
Exactech, Inc. (Æ)	56,974	2,854	Pacira Pharmaceuticals, Inc. (Æ)	17,722	645
Five Prime Therapeutics, Inc. (Æ)	5,500	110	Paratek Pharmaceuticals, Inc. (Æ)	70,442	1,074
G1 Therapeutics, Inc. (Æ)(Ñ)	35,518	849	Penumbra, Inc. (Æ)	22,927	2,284
GenMark Diagnostics, Inc. (Æ)	140,815	766	PRA Health Sciences, Inc. (Æ)	57,196	5,208
Genomic Health, Inc. (Æ)	18,980	630	Prestige Brands Holdings, Inc. (Æ)	106,302	4,447
Global Blood Therapeutics, Inc. (Æ)	12,079	699	Prothena Corp. PLC(Æ)(Ñ)	13,150	550
Globus Medical, Inc. Class A(Æ)	19,159	882	Puma Biotechnology, Inc. (Æ)	7,070	473
Haemonetics Corp. (Æ)	21,771	1,407	Quality Systems, Inc. (Æ)	113,082	1,470
Halozyme Therapeutics, Inc. (Æ)	117,437	2,193	Recro Pharma, Inc. (Æ)	1,500	13
HealthSouth Corp. (Æ)	172,904	9,149	Repligen Corp. (Æ)	60,705	2,147
Healthways, Inc. (Æ)	15,590	604	Retrophin, Inc. (Æ)	7,400	177
Heron Therapeutics, Inc. (Æ)	40,433	875	Rhythm Pharmaceuticals, Inc. (Æ)(Ñ)	27,128	856
Horizon Pharma PLC(Æ)	29,100	423	RTI Surgical, Inc. (Æ)	54,876	247
ICU Medical, Inc. (Æ)	11,919	2,729	Sage Therapeutics, Inc. (Æ)	8,280	1,572
ImmunoGen, Inc. (Æ)(Ñ)	145,016	1,331	Sarepta Therapeutics, Inc. (Æ)	13,952	914
Immunomedics, Inc. (Æ)(Ñ)	52,566	876	SeaSpine Holdings Corp. (Å)(Æ)	225,754	2,481
Infinity Pharmaceuticals, Inc. (Æ)(Ñ)	28,000	57	Select Medical Holdings Corp. (Æ)	32,139	569
Inogen, Inc. (Æ)	23,283	2,837	Seres Therapeutics, Inc. (Æ)(Ñ)	9,900	100
Integra LifeSciences Holdings Corp. (Æ)	79,403	4,181	Spark Therapeutics, Inc. (Æ)	9,195	515
Intersect ENT, Inc. (Æ)	15,881	593	Stemline Therapeutics, Inc. (Æ)	7,900	126
Invacare Corp.	36,500	672	Steris PLC	48,691	4,427
iRadimed Corp. (Æ)(Ñ)	19,400	287	Supernus Pharmaceuticals, Inc. (Æ)	171,623	6,702
iRhythm Technologies, Inc. (Æ)	8,904	531	Surmodics, Inc. (Æ)	12,757	374
Ironwood Pharmaceuticals, Inc. Class A(Æ)			Tactile Systems Technology, Inc. (Æ)(Ñ)	98,298	3,099
(Ñ)	60,959	903	Tetraphase Pharmaceuticals, Inc. (Æ)(Ñ)	9,800	57
Joint Corp. (The)(Å)(Æ)	75,100	380	Tocagen, Inc. (Æ)(Ñ)	42,982	559
K2M Group Holdings, Inc. (Æ)	53,199	1,121	TRACON Pharmaceuticals, Inc. (Æ)	20,600	60
Karyopharm Therapeutics, Inc. (Æ)	3,700	44	Trevena, Inc. (Æ)	200	—
Keryx Biopharmaceuticals, Inc. (Æ)(Ñ)	79,709	369	Trinity Biotech PLC - ADR(Å)(Æ)(Ñ)	311,500	1,723
Kindred Biosciences, Inc. (Æ)	2,700	24	Triple-S Management Corp. Class B(Æ)	39,788	914
Lantheus Holdings, Inc. (Æ)	25,517	587	Ultragenyx Pharmaceutical, Inc. (Æ)	11,865	633
Ligand Pharmaceuticals, Inc. Class B(Æ)	52,548	8,282	US Physical Therapy, Inc.	46,546	3,535
LivaNova PLC(Æ)	22,669	1,940	Utah Medical Products, Inc. (Å)	22,317	2,011
Luminex Corp.	36,100	729	Vanda Pharmaceuticals, Inc. (Æ)	39,197	621
MacroGenics, Inc. (Æ)	11,700	264	Varex Imaging Corp. (Æ)	167,917	7,132
Magellan Health, Inc. (Æ)	1,970	196	VBI Vaccines, Inc. (Æ)(Ñ)	275,285	1,101
Masimo Corp. (Æ)	11,191	1,055	ViewRay, Inc. (Æ)(Ñ)	225,069	2,010
Medidata Solutions, Inc. (Æ)	13,047	889	Vivus, Inc. (Æ)(Ñ)	215,400	88
Medpace Holdings, Inc. (Æ)	5,600	206	WellCare Health Plans, Inc. (Æ)	4,920	1,035
MEI Pharma, Inc. (Æ)	84,350	184	Wright Medical Group NV(Æ)	38,826	883
Menlo Therapeutics, Inc. (Æ)	15,000	552	Xencor, Inc. (Æ)	42,869	976
Meridian Bioscience, Inc.	57,298	897	Zafgen, Inc. (Æ)	10,400	71
Merit Medical Systems, Inc. (Æ)	131,500	6,109
Merrimack Pharmaceuticals, Inc.	78,277	822

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 45

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ZIOPHARM Oncology, Inc. (Æ)(Ñ)	116,941	461	Universal Forest Products, Inc.	21,900	818
		240,134	Universal Stainless & Alloy Products, Inc.
			(Å)(Æ)	81,865	2,110
Materials and Processing - 6.7%			US Concrete, Inc. (Æ)(Ñ)	102,226	7,958
Advanced Drainage Systems, Inc.	151,195	3,735	Venator Materials PLC(Æ)	42,374	958
Allegheny Technologies, Inc. (Æ)	84,000	2,265	Veritiv Corp. (Æ)	7,062	203
Apogee Enterprises, Inc.	182,729	8,316	Verso Corp. Class A(Æ)	6,564	105
Armstrong Flooring, Inc. (Æ)	231,934	3,593	Versum Materials, Inc.	97,008	3,570
Armstrong World Industries, Inc. (Æ)	75,093	4,708	Worthington Industries, Inc.	19,371	906
Ashland Global Holdings, Inc.	4,000	290			135,624
Aspen Aerogels, Inc. (Æ)	5,200	26
Beacon Roofing Supply, Inc. (Æ)	5,755	348	Producer Durables - 14.8%
Belden, Inc.	11,750	996	AAR Corp.	9,350	378
Bemis Co. , Inc.	78,587	3,673	ACCO Brands Corp.	386,144	4,576
Builders FirstSource, Inc. (Æ)	75,528	1,618	Advanced Energy Industries, Inc. (Æ)	29,880	2,126
Cabot Microelectronics Corp.	10,200	1,039	Aerojet Rocketdyne Holdings, Inc. (Æ)	25,088	690
Carpenter Technology Corp.	12,200	627	Aerovironment, Inc. (Æ)	21,633	1,111
Clearwater Paper Corp. (Æ)	6,400	301	AGCO Corp.	24,600	1,786
Comfort Systems USA, Inc.	126,226	5,377	Air Transport Services Group, Inc. (Æ)	63,527	1,579
Commercial Metals Co.	139,047	3,343	Aircastle, Ltd.	10,800	255
Compass Minerals International, Inc. (Ñ)	84,722	6,175	Allegiant Travel Co. Class A	3,739	595
Dixie Group, Inc. (The)(Å)(Æ)	258,700	905	Allied Motion Technologies, Inc. (Å)	61,637	2,148
Emerge Energy Services, LP(Æ)(Ñ)	98,958	860	Applied Industrial Technologies, Inc.	19,300	1,423
Ferroglobe PLC(Æ)(Ñ)	535,299	7,741	ArcBest Corp.	17,010	605
Global Brass & Copper Holdings, Inc.	17,980	578	Ardmore Shipping Corp. (Å)(Æ)(Ñ)	500,800	3,556
Haynes International, Inc.	93,600	3,351	Astec Industries, Inc.	5,900	368
HB Fuller Co.	16,024	831	Astronics Corp. (Æ)	12,486	557
Hi-Crush Partners, LP(Ñ)	36,711	474	AZZ, Inc.	62,716	2,854
Ingevity Corp. (Æ)	33,642	2,441	Babcock & Wilcox Co. (The) Class W(Æ)	110,404	7,004
Installed Building Products, Inc. (Æ)	50,478	3,632	Badger Meter, Inc.	58,989	2,843
Interface, Inc. Class A	108,395	2,704	Barrett Business Services, Inc.	5,660	394
ITT, Inc.	45,436	2,545	Brady Corp. Class A	21,676	829
JELD-WEN Holding, Inc. (Æ)(Ñ)	8,414	331	Briggs & Stratton Corp.	19,800	479
KMG Chemicals, Inc.	9,562	581	Brink's Co. (The)	82,090	6,847
Landec Corp. (Å)(Æ)	120,261	1,581	CAI International, Inc. (Æ)	9,800	277
Lawson Products, Inc. (Æ)	1,900	45	CBIZ, Inc. (Æ)	38,156	630
LSI Industries, Inc.	2,700	21	Celadon Group, Inc. (Ñ)	267,500	1,485
Materion Corp.	39,491	1,962	Chart Industries, Inc. (Æ)	17,616	873
Neenah Paper, Inc.	51,612	4,671	Columbus McKinnon Corp.	13,305	545
NewMarket Corp.	8,180	3,252	Convergys Corp.	53,558	1,246
Olympic Steel, Inc.	14,359	335	Costamare, Inc.	54,783	357
PGT Innovations, Inc. (Æ)	122,690	1,956	Covanta Holding Corp.	522,726	8,546
PH Glatfelter Co.	26,458	618	Covenant Transportation Group, Inc. Class
Platform Specialty Products Corp. (Æ)	349,280	4,090	A(Æ)	33,441	981
PolyOne Corp.	25,616	1,113	CPI Aerostructures, Inc. (Å)(Æ)	84,836	755
Quaker Chemical Corp. (Ñ)	28,825	4,436	CRA International, Inc. (Å)	82,494	3,830
Quanex Building Products Corp.	85,912	1,778	Curtiss-Wright Corp.	11,943	1,560
Rayonier Advanced Materials, Inc.	82,810	1,567	Daseke, Inc. (Æ)(Ñ)	100,900	1,362
RBC Bearings, Inc. (Æ)	9,758	1,230	Deluxe Corp.	78,176	5,806
Resolute Forest Products, Inc. (Æ)	36,500	420	DHI Group, Inc. (Æ)	54,200	98
Ryerson Holding Corp. (Æ)	41,959	420	DHT Holdings, Inc.	294,500	1,019
Schweitzer-Mauduit International, Inc.	14,300	648	Ducommun, Inc. (Æ)	16,300	476
Shiloh Industries, Inc. (Æ)	5,000	37	DXP Enterprises, Inc. (Æ)	33,783	1,156
Silgan Holdings, Inc.	159,087	4,755	Dycom Industries, Inc. (Æ)	16,031	1,871
SiteOne Landscape Supply, Inc. (Æ)	20,179	1,537	Echo Global Logistics, Inc. (Æ)	3,400	99
Smart Sand, Inc. (Æ)(Ñ)	317,100	2,914	EMCOR Group, Inc.	42,905	3,487
Stepan Co.	16,868	1,323	Encore Wire Corp.	9,500	481
Summit Materials, Inc. Class A(Æ)	81,880	2,616	ExlService Holdings, Inc. (Æ)	16,736	1,017
Triton International, Ltd.	38,692	1,494	Exponent, Inc.	62,929	4,667
Tronox, Ltd. Class A	39,364	773

See accompanying notes which are an integral part of this quarterly report.

46 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ferroglobe Representation and Warranty			Oshkosh Corp.	700	64
Insurance Trust(Å)(Æ)(Š)	98,500	—	PAM Transportation Services, Inc. (Æ)	1,953	73
Flir Systems, Inc.	18,513	948	Park-Ohio Holdings Corp.	3,881	162
Fluor Corp.	3,100	188	PFSweb, Inc. (Å)(Æ)	91,906	678
Forward Air Corp.	36,504	2,217	Powell Industries, Inc.	9,494	309
Franklin Electric Co. , Inc.	17,829	808	Primoris Services Corp.	15,800	411
FreightCar America, Inc. (Å)	226,500	3,529	Quanta Services, Inc. (Æ)	63,726	2,453
FTI Consulting, Inc. (Æ)	15,883	690	Radiant Logistics, Inc. (Å)(Æ)	279,500	1,344
Generac Holdings, Inc. (Æ)	19,500	954	Resources Connection, Inc.	7,800	128
General Cable Corp.	43,940	1,305	Roadrunner Transportation Systems, Inc. (Æ)	19,200	107
GP Strategies Corp. (Å)(Æ)	163,300	4,074	RPX Corp. Class A	37,050	520
Granite Construction, Inc.	30,942	2,064	Rush Enterprises, Inc. Class A(Æ)	44,252	2,392
Great Lakes Dredge & Dock Corp. (Å)(Æ)	1,010,808	4,751	Ryder System, Inc.	59,102	5,144
Greenbrier Cos. , Inc. (Ñ)	16,647	835	Saia, Inc. (Æ)	47,520	3,590
H&E Equipment Services, Inc.	15,427	608	Schneider National, Inc. Class B	42,847	1,255
Hackett Group, Inc. (The)	116,700	1,868	Scorpio Tankers, Inc.	1,205,800	3,207
Harsco Corp. (Æ)	44,840	803	Ship Finance International, Ltd. (Ñ)	94,531	1,446
Healthcare Services Group, Inc.	112,542	6,210	SkyWest, Inc.	29,204	1,628
HEICO Corp. (Ñ)	120,023	9,641	Spartan Motors, Inc.	91,164	1,222
Heidrick & Struggles International, Inc.	29,820	787	SPX FLOW, Inc. (Æ)	6,838	317
HNI Corp.	99,029	3,851	Square, Inc. Class A(Æ)	31,812	1,492
Hub Group, Inc. Class A(Æ)	20,790	999	Standex International Corp.	40,900	4,292
Hudson Technologies, Inc. (Æ)(Ñ)	386,277	2,426	StealthGas, Inc. (Å)(Æ)	583,900	2,540
Hyster-Yale Materials Handling, Inc.	17,679	1,497	Steelcase, Inc. Class A	310,421	4,827
ICF International, Inc.	37,405	1,986	Strattec Security Corp.	22,311	860
Information Services Group, Inc. (Å)(Æ)	520,219	2,216	SuperCom, Ltd. (Æ)(Ñ)	138,230	476
InnerWorkings, Inc. (Æ)	57,845	579	Sykes Enterprises, Inc. (Æ)	32,216	999
Itron, Inc. (Æ)	7,593	556	Team, Inc. (Æ)(Ñ)	112,100	1,906
Jacobs Engineering Group, Inc.	4,700	326	Tennant Co.	12,100	816
John Bean Technologies Corp.	17,389	1,978	Textainer Group Holdings, Ltd. (Æ)	6,905	169
Kaman Corp. Class A	13,389	839	Titan Machinery, Inc. (Æ)	57,982	1,246
KBR, Inc.	397,858	8,092	TopBuild Corp. (Æ)	6,404	490
Kelly Services, Inc. Class A	50,237	1,422	TrueBlue, Inc. (Æ)	45,939	1,256
Kennametal, Inc.	15,661	764	Tutor Perini Corp. (Æ)	264,924	6,557
Kimball International, Inc. Class B	49,400	917	UniFirst Corp.	8,730	1,443
KLX, Inc. (Æ)	33,662	2,379	Universal Truckload Services, Inc. (Å)	57,200	1,330
Knight-Swift Transportation Holdings, Inc.			USA Truck, Inc. (Å)(Æ)	106,400	2,145
(Æ)	100,069	4,982	Vectrus, Inc. (Æ)	17,669	537
Korn & Ferry International	9,900	441	Vishay Precision Group, Inc. (Æ)	45,597	1,249
Kornit Digital, Ltd. (Æ)(Ñ)	60,259	901	WageWorks, Inc. (Æ)	85,102	5,153
Littelfuse, Inc.	27,440	5,963	Watts Water Technologies, Inc. Class A	15,880	1,266
Manitowoc Co. , Inc. (The)(Æ)	94,425	3,785	Welbilt, Inc. (Æ)	84,355	1,881
ManpowerGroup, Inc.	3,400	447	Werner Enterprises, Inc.	33,100	1,347
Marlin Business Services Corp.	6,527	155	WNS Holdings, Ltd. - ADR(Æ)	59,066	2,626
Marten Transport, Ltd.	97,715	2,267	Woodward, Inc.	11,106	861
MasTec, Inc. (Æ)	128,588	6,866	YRC Worldwide, Inc. (Æ)	679,704	10,856
MAXIMUS, Inc.	66,981	4,567			299,584
Maxwell Technologies, Inc. (Æ)(Ñ)	57,695	334
McGrath RentCorp	57,630	2,755	Technology - 12.3%
Milacron Holdings Corp. (Æ)	27,743	526	Acacia Communications, Inc. (Æ)(Ñ)	47,885	1,768
Mobile Mini, Inc.	103,616	3,922	Acacia Research Corp. (Æ)	24,588	90
Modine Manufacturing Co. (Æ)	25,715	600	ACI Worldwide, Inc. (Æ)	37,753	885
Moog, Inc. Class A(Æ)	12,508	1,126	Actua Corp. (Æ)	3,458	54
MSC Industrial Direct Co. , Inc. Class A	15,373	1,443	Acxiom Corp. (Æ)	130,922	3,544
MYR Group, Inc. (Æ)	32,080	1,087	Adesto Technologies Corp. (Æ)	109,624	724
Navistar International Corp. (Æ)(Ñ)	16,300	747	ADTRAN, Inc.	90,726	1,452
NV5 Global, Inc. (Æ)	31,807	1,551	Aerohive Networks, Inc. (Æ)	420,302	1,728
Old Dominion Freight Line, Inc.	31,021	4,543	Agilysys, Inc. (Æ)	6,200	74
On Assignment, Inc. (Æ)	42,249	3,235	Alarm. com Holdings, Inc. (Æ)(Ñ)	13,306	511
Orion Group Holdings, Inc. (Å)(Æ)	470,303	3,537	Alpha & Omega Semiconductor, Ltd. (Æ)	19,100	321

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 47

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ambarella, Inc. (Æ)(Ñ)	15,312	772	GTT Communications, Inc. (Æ)	35,164	1,623
Amkor Technology, Inc. (Æ)	61,600	620	Harmonic, Inc. (Æ)(Ñ)	151,524	553
Amtech Systems, Inc. (Æ)	3,800	38	Hortonworks, Inc. (Æ)	53,993	1,077
Anixter International, Inc. (Æ)	13,950	1,168	Infinera Corp. (Æ)	57,700	373
Apptio, Inc. Class A(Æ)	91,636	2,341	Insight Enterprises, Inc. (Æ)	4,660	173
ARC Document Solutions, Inc. (Å)(Æ)	303,065	733	Integrated Device Technology, Inc. (Æ)	33,470	1,001
Aspen Technology, Inc. (Æ)	40,379	3,128	InterXion Holding NV(Æ)	10,563	663
Asure Software, Inc. (Æ)(Ñ)	89,648	1,363	KEYW Holding Corp. (The)(Æ)(Ñ)	393,800	2,638
Attunity, Ltd. (Æ)	34,125	237	Kimball Electronics, Inc. (Å)(Æ)	106,771	1,975
Avid Technology, Inc. (Æ)	85,157	460	KVH Industries, Inc. (Æ)	8,811	97
Bandwidth, Inc. Class A(Æ)	36,194	845	Lattice Semiconductor Corp. (Æ)	55,626	362
Bel Fuse, Inc. Class B	16,262	334	Liberty Expedia Holdings, Inc. Class A(Æ)	21,356	1,001
Benchmark Electronics, Inc. (Æ)	82,178	2,379	Liberty Interactive Corp. (Æ)	99,359	5,855
Blackbaud, Inc.	11,426	1,095	LogMeIn, Inc.	14,239	1,791
Blackline, Inc. (Æ)	37,003	1,230	Magnachip Semiconductor Corp. (Æ)(Ñ)	68,974	862
Brightcove, Inc. (Æ)	3,726	25	ManTech International Corp. Class A	21,966	1,144
CACI International, Inc. Class A(Æ)	8,066	1,134	Mattersight Corp. (Å)(Æ)(Ñ)	394,600	1,105
CalAmp Corp. (Æ)	344,045	8,423	Methode Electronics, Inc.	25,086	1,025
Calix, Inc. (Æ)	65,714	421	MicroStrategy, Inc. Class A(Æ)	6,530	899
Callidus Software, Inc. (Æ)	228,228	8,205	Mimecast, Ltd. (Æ)(Ñ)	122,740	3,774
Carbonite, Inc. (Æ)	261,798	6,597	Mindbody Inc. Class A(Æ)	28,208	992
Cars. com, Inc. (Æ)	89,378	2,654	MiX Telematics, Ltd. - ADR(Å)(Ñ)	128,000	1,523
CEVA, Inc. (Æ)	17,958	790	MKS Instruments, Inc.	12,521	1,281
ChannelAdvisor Corp. (Æ)	10,005	91	MobileIron, Inc. (Æ)	113,434	510
Ciena Corp. (Æ)	41,659	887	Model N, Inc. (Æ)	64,322	962
Cirrus Logic, Inc. (Æ)	27,702	1,373	MongoDB, Inc. (Æ)(Ñ)	14,630	397
Coherent, Inc. (Æ)	6,379	1,655	Monolithic Power Systems, Inc.	10,652	1,269
Cohu, Inc.	28,687	653	NeoPhotonics Corp. (Æ)(Ñ)	218,600	1,226
CommerceHub, Inc. Class A(Æ)(Ñ)	35,372	715	NETGEAR, Inc. (Æ)	17,736	1,236
CommerceHub, Inc. Class C(Æ)	142,216	2,743	NIC, Inc.	154,642	2,567
CommVault Systems, Inc. (Æ)	33,300	1,776	Nice, Ltd. - ADR	5,460	497
Conduent, Inc. (Æ)	268,875	4,410	Nutanix, Inc. Class A(Æ)	50,857	1,633
Cornerstone OnDemand, Inc. (Æ)	89,332	3,674	Oclaro, Inc. (Æ)(Ñ)	94,045	559
Coupa Software, Inc. (Æ)	21,825	834	Ooma, Inc. (Å)(Æ)	240,391	2,464
Cray, Inc. (Æ)	11,969	290	Orbotech, Ltd. (Æ)	31,111	1,657
Cree, Inc. (Æ)	23,017	794	Paycom Software, Inc. (Æ)	12,371	1,134
CSG Systems International, Inc.	27,017	1,220	PC Connection, Inc.	38,989	1,022
CTS Corp.	33,269	915	PC-Telephone, Inc. (Å)	58,190	417
Daktronics, Inc.	11,700	108	PDF Solutions, Inc. (Æ)	238,596	3,264
Diebold Nixdorf, Inc. (Ñ)	221,628	4,089	Perceptron, Inc. (Æ)	3,400	35
Digi International, Inc. (Æ)	18,401	190	Perficient, Inc. (Å)(Æ)	210,420	4,076
Digital Turbine, Inc. (Æ)(Ñ)	34,817	71	Photronics, Inc. (Æ)	90,591	761
Diodes, Inc. (Æ)	88,330	2,490	Plantronics, Inc.	39,150	2,310
DSP Group, Inc. (Æ)	20,604	270	PlayAGS, Inc. (Æ)	106,728	2,089
Electro Scientific Industries, Inc. (Æ)	34,339	804	Plexus Corp. (Æ)	18,165	1,085
Ellie Mae, Inc. (Æ)	10,832	1,013	Power Integrations, Inc.	64,272	4,801
Entegris, Inc.	31,902	1,038	Progress Software Corp.	30,700	1,530
EPAM Systems, Inc. (Æ)	11,121	1,306	Proofpoint, Inc. (Æ)	43,649	4,453
ePlus, Inc. (Æ)	12,283	948	Q2 Holdings, Inc. (Æ)	42,005	1,779
Everbridge, Inc. (Æ)	60,329	1,947	QAD, Inc. Class A(Å)	51,180	2,206
F5 Networks, Inc. (Æ)	870	126	Quantenna Communications, Inc. (Æ)	186,499	2,566
FireEye, Inc. (Æ)(Ñ)	417,953	6,303	Quantum Corp. (Æ)(Ñ)	73,746	456
Five9, Inc. (Æ)	419,129	10,901	Radisys Corp. (Æ)(Ñ)	18,500	16
Fusion Telecommunications International,			Rambus, Inc. (Æ)	61,743	780
Inc. (Æ)(Ñ)	418,552	1,440	Rapid7, Inc. (Æ)	37,718	904
GDS Holdings, Ltd. - ADR(Æ)	321	9	RealPage, Inc. (Æ)	98,380	4,894
Glu Mobile, Inc. (Æ)	63,100	236	Ribbon Communications, Inc. (Æ)	185,700	1,296
Graham Corp.	3,800	81	Rogers Corp. (Æ)	16,146	2,661
Groupon, Inc. Class A(Æ)(Ñ)	221,516	1,172	Rubicon Project, Inc. (The)(Æ)	31,900	61
GrubHub, Inc. (Æ)(Ñ)	18,423	1,331	Sanmina Corp. (Æ)	26,995	706

See accompanying notes which are an integral part of this quarterly report.

48 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
ScanSource, Inc. (Æ)	45,566	1,558		Portland General Electric Co.	56,218	2,380
Science Applications International Corp.	39,471	3,026		Pure Cycle Corp. (Æ)	61,610	533
Seachange International, Inc. (Æ)	22,800	76		Resolute Energy Corp. (Æ)(Ñ)	90,538	3,071
Semtech Corp. (Æ)	25,545	915		RingCentral, Inc. Class A(Æ)	60,013	3,259
ShotSpotter, Inc. (Æ)(Ñ)	88,598	1,500		SandRidge Energy, Inc. (Æ)(Ñ)	4,617	83
Silicon Laboratories, Inc. (Æ)	10,732	1,032		SilverBow Resources, Inc. (Æ)	1,700	52
SMART Global Holdings, Inc. (Æ)	2,200	80		South Jersey Industries, Inc.	65,559	1,930
Stratasys, Ltd. (Æ)(Ñ)	30,800	659		Southwest Gas Holdings, Inc.	27,652	2,035
Super Micro Computer, Inc. (Æ)	42,863	978		Spire, Inc.	13,257	882
Synchronoss Technologies, Inc. (Æ)	18,100	146		Telephone & Data Systems, Inc.	9,500	261
SYNNEX Corp.	26,758	3,284		Ultra Petroleum Corp. (Æ)	42,900	299
Tech Data Corp. (Æ)	40,393	4,050		Unitil Corp.	14,800	655
TechTarget, Inc. (Æ)	19,456	305		US Cellular Corp. (Æ)	7,050	256
TeleNav, Inc. (Æ)	36,917	209		Vistra Energy Corp. (Æ)	151,397	2,952
Ultra Clean Holdings(Æ)	34,105	740		WGL Holdings, Inc.	12,066	1,016
Unisys Corp. (Æ)(Ñ)	17,100	152				73,856
USA Technologies, Inc. (Æ)	296,741	2,507
Varonis Systems, Inc. (Æ)	93,471	5,075		Total Common Stocks
VASCO Data Security International, Inc. (Æ)	136,000	1,958		(cost $1,543,007)		1,902,103
Veeco Instruments, Inc. (Æ)	88,400	1,472
Verint Systems, Inc. (Æ)	40,500	1,691		Investments in Other Funds - 0.1%
ViaSat, Inc. (Æ)(Ñ)	13,626	1,030		Financial Services - 0.1%
Viavi Solutions, Inc. Class W(Æ)	100,200	860		SPDR S&P Biotech ETF	32,575	3,042
Vishay Intertechnology, Inc.	50,820	1,115		Total Investments in Other Funds
Vocera Communications, Inc. (Æ)	39,945	1,171		(cost $2,307)		3,042
Workiva, Inc. (Æ)	6,200	138
Xperi Corp.	312,504	7,016		Warrants & Rights - 0.0%
Zynga, Inc. Class A(Æ)	56,300	202		TETRA Technologies, Inc. (Æ)(Š)
		249,057		2021 Warrant	93,700	108
				Total Warrants & Rights
Utilities - 3.6%				(cost $21)		108
8x8, Inc. (Æ)	57,379	1,016
Algonquin Power & Utilities Corp. (Ñ)	392,644	4,260	Short	-Term Investments - 6.0%
ALLETE, Inc.	24,411	1,769		U. S. Cash Management Fund (@)	117,440,452(8)	117,453
American States Water Co.	96,213	5,313		United States Treasury Bills (~)(§)
Antero Midstream GP LP(Ñ)	84,851	1,787		1.136% due 02/15/18	3,200	3,198
Avista Corp.	18,468	930		Total Short-Term Investments
Black Hills Corp.	16,847	936		(cost $120,644)		120,651
Boingo Wireless, Inc. (Æ)	334,389	8,109
Chesapeake Utilities Corp.	2,700	198		Other Securities - 6.9%
Cogent Communications Holdings, Inc.	74,010	3,338		U. S. Cash Collateral Fund(×)(@)	140,320,154(8)	140,320
Comstock Resources, Inc. (Æ)	80,852	787		Total Other Securities
Consolidated Water Co. , Ltd. (Ñ)	4,400	59		(cost $140,320)		140,320
Dynegy, Inc. Class A(Æ)	91,801	1,149
El Paso Electric Co.	11,700	611		Total Investments 106.9%
Energy XXI Gulf Coast, Inc. (Æ)	88,500	594		(identified cost $1,806,299)		2,166,224
Extraction Oil & Gas, Inc. (Æ)	50,000	705
Gogo, Inc. (Æ)(Ñ)	105,477	1,017		Other Assets and Liabilities, Net
Idacorp, Inc.	12,074	1,042	-	(6.9%)		(140,141)
j2 Global, Inc.	83,314	6,663		Net Assets - 100.0%		2,026,083
Midstates Petroleum Co. , Inc. (Æ)	132,453	2,174
New Jersey Resources Corp.	23,792	923
Northwest Natural Gas Co.	31,118	1,785
NorthWestern Corp.	13,000	706
NRG Yield, Inc. Class A	208,977	3,935
NRG Yield, Inc. Class C	60,999	1,153
ONE Gas, Inc.	13,904	985
Ormat Technologies, Inc.	11,305	792
Otter Tail Corp.	20,848	888
PNM Resources, Inc.	14,900	568

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 49

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
8.2%
Addus HomeCare Corp.	02/08/17	30,283	35.37	1,071	1,086
AH Belo Corp.	01/14/16	110,492	5.20	575	541
Allied Motion Technologies, Inc.	01/12/15	61,637	19.93	1,228	2,148
ARC Document Solutions, Inc.	12/11/17	303,065	3.17	1,469	733
Ardmore Shipping Corp.	12/11/17	500,800	8.40	4,204	3,556
Ashford, Inc.	12/10/14	13,494	83.98	1,133	1,214
Bel Fuse, Inc.	04/13/15	10,624	21.69	230	204
Capital City Bank Group, Inc.	11/17/14	5,990	14.76	88	147
Capital City Bank Group, Inc.	09/22/17	61,700	22.44	1,385	1,514
Century Bancorp, Inc.	10/02/17	19,000	80.75	1,534	1,523
Civista Bancshares, Inc.	02/01/17	60,034	20.47	1,241	1,329
Civista Bancshares, Inc.	04/06/17	24,133	21.97	530	534
CPI Aerostructures, Inc.	06/04/13	50,036	10.17	509	445
CPI Aerostructures, Inc.	09/25/17	34,800	9.20	320	310
CRA International, Inc.	12/21/15	16,650	18.81	313	773
CRA International, Inc.	03/29/17	65,844	36.02	2,372	3,057
Delta Apparel, Inc.	06/05/15	60,009	15.46	928	1,120
Delta Apparel, Inc.	12/21/16	1,900	20.13	38	35
Dixie Group, Inc. (The)	11/10/17	258,700	3.96	1,024	905
Eclipse Resources Corp.	12/11/17	724,300	2.54	1,841	1,550
Ensign Group, Inc. (The)	12/11/17	257,478	15.46	3,981	5,930
Ferroglobe Representation and Warranty Insurance Trust	09/27/16	98,500	—	—	—
First Foundation, Inc.	12/11/17	212,800	12.91	2,748	4,139
First of Long Island Corp. (The)	09/12/17	80,700	29.04	2,343	2,268
Fortress Transportation & Infrastructure Investors LLC	03/29/17	384,055	16.78	6,447	6,933
FreightCar America, Inc.	01/13/16	217,900	15.76	3,435	3,395
FreightCar America, Inc.	05/09/17	8,600	17.26	148	134
FRP Holdings, Inc.	01/05/15	21,843	37.52	819	1,091
Full House Resorts, Inc.	10/03/13	579,801	2.12	1,228	1,948
GP Strategies Corp.	06/06/17	163,300	24.58	4,047	4,074
Great Lakes Dredge & Dock Corp.	03/11/15	676,000	4.86	3,287	3,177
Great Lakes Dredge & Dock Corp.	05/18/17	334,808	4.52	1,513	1,574
Hallmark Financial Services, Inc.	06/08/15	10,475	11.37	119	106
Hallmark Financial Services, Inc.	09/12/17	179,100	11.27	2,019	1,814
Independent Bank Corp.	12/08/14	100,591	12.37	1,244	2,319
Independent Bank Corp.	09/12/17	99,300	20.68	2,053	2,289
Information Services Group, Inc.	01/23/15	520,219	3.82	1,987	2,216
J Alexander's Holdings, Inc.	09/29/15	308,079	9.88	3,043	2,973
J Alexander's Holdings, Inc.	04/17/17	1,400	9.85	14	14
Joint Corp. (The)	09/25/17	75,100	4.68	351	380
Kearny Financial Corp.	11/10/15	606,967	12.11	7,751	8,376
Kimball Electronics, Inc.	01/12/18	106,771	11.93	1,274	1,975
Landec Corp.	03/10/16	115,000	11.96	1,375	1,512
Landec Corp.	09/25/17	5,261	12.18	64	69
Lee Enterprises, Inc.	10/19/17	680,570	2.36	1,608	1,769
Mattersight Corp.	09/22/17	394,600	2.87	1,132	1,105
MDC Partners, Inc.	09/29/16	549,500	7.45	4,093	4,946
MDC Partners, Inc.	03/02/17	133,828	9.74	1,304	1,204
MDC Partners, Inc.	11/15/17	2,800	10.12	28	25
MiX Telematics, Ltd.	09/22/17	128,000	9.81	1,255	1,523
NeoGenomics, Inc.	01/23/15	157,770	3.94	622	1,218
NeoGenomics, Inc.	03/29/17	812,355	8.31	6,747	6,271
NeoGenomics, Inc.	05/30/17	98,741	8.83	872	762
Northeast Bancorp	05/11/17	8,774	19.97	175	196
Northeast Bancorp	09/12/17	102,200	22.87	2,338	2,284
Old Second Bancorp, Inc.	09/12/17	219,900	12.22	2,687	3,233
Ooma, Inc.	02/19/16	28,091	7.44	209	288

See accompanying notes which are an integral part of this quarterly report.

50 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Ooma, Inc.	05/06/16	212,300	9.31	1,976	2,176
Orion Group Holdings, Inc.	08/25/15	350,490	6.77	2,374	2,636
Orion Group Holdings, Inc.	05/06/16	14,746	5.57	82	111
Orion Group Holdings, Inc.	10/07/16	105,067	7.31	768	790
PCSB Financial Corp.	10/02/17	114,705	16.52	1,895	2,315
PC-Telephone, Inc.	10/25/17	58,190	7.42	432	417
Peak Resorts, Inc.	12/14/17	137,213	5.38	738	768
Peapack Gladstone Financial Corp.	05/22/17	23,150	32.36	749	822
Peapack Gladstone Financial Corp.	09/12/17	67,500	31.61	2,134	2,398
Perficient, Inc.	12/09/11	210,420	15.60	3,283	4,076
PFSweb, Inc.	06/22/17	91,906	8.10	744	678
Points International, Ltd.	09/25/17	42,200	11.47	484	496
Pzena Investment Management, Inc.	03/29/17	185,642	9.96	1,848	2,322
QAD, Inc.	05/29/15	48,800	26.01	1,269	2,103
QAD, Inc.	05/13/16	2,380	18.90	45	103
Radiant Logistics, Inc.	10/27/17	279,500	4.90	1,371	1,344
SeaSpine Holdings Corp.	03/29/17	213,954	9.25	1,978	2,351
SeaSpine Holdings Corp.	09/06/17	11,800	11.06	131	130
Silvercrest Asset Management Group, Inc.	09/22/17	91,400	13.81	1,262	1,371
State Auto Financial Corp.	06/20/16	5,300	23.83	126	158
State Auto Financial Corp.	09/06/17	45,558	23.51	1,071	1,356
State Bank Financial Corp.	12/14/11	10,574	15.48	164	323
State Bank Financial Corp.	03/11/15	120,800	22.00	2,658	3,686
State Bank Financial Corp.	07/25/17	30,527	28.01	855	931
StealthGas, Inc.	12/11/17	583,900	4.09	2,390	2,540
Superior Uniform Group, Inc.	06/16/15	200,472	16.93	3,395	4,723
Trinity Biotech PLC	12/11/17	311,500	9.93	3,093	1,723
Tropicana Entertainment, Inc.	12/16/16	42,823	38.07	1,630	2,452
United Financial Bancorp, Inc.	09/10/13	226,800	17.30	3,925	3,801
United Financial Bancorp, Inc.	09/12/13	52,255	13.23	692	876
United Financial Bancorp, Inc.	11/13/13	27,300	14.26	389	458
Universal Stainless & Alloy Products, Inc.	09/12/17	81,865	19.96	1,634	2,110
Universal Truckload Services, Inc.	09/15/17	57,200	20.24	1,158	1,330
Urban One, Inc.	02/18/14	370,037	2.64	978	685
US Auto Parts Network, Inc.	05/23/17	477,039	3.15	1,503	1,169
USA Truck, Inc.	09/12/17	106,400	12.36	1,315	2,145
Utah Medical Products, Inc.	01/12/18	22,317	57.68	1,287	2,011
					166,138
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures	1,056	USD	83,213	03/18	2,318
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,318

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 51

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$285,951	$—	$—	$—	$285,951
Consumer Staples	67,427	—	—	—	67,427
Energy	63,954	—	—	—	63,954
Financial Services	486,516	—	—	—	486,516
Health Care	240,134	—	—	—	240,134
Materials and Processing	135,624	—	—	—	135,624
Producer Durables	299,584	—	—	—	299,584
Technology	249,057	—	—	—	249,057
Utilities	73,856	—	—	—	73,856
Investments in Other Funds	3,042	—	—	—	3,042
Warrants & Rights	—	—	108	—	108
Short-Term Investments	—	3,198	—	117,453	120,651
Other Securities	—	—	—	140,320	140,320
Total Investments	1,905,145	3,198	108	257,773	2,166,224

Other Financial Instruments
Assets
Futures Contracts	2,318	—	—	—	2,318

Total Other Financial Instruments*	$2,318	$—	$—	$—	$2,318

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

52 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 89.8%			Anheuser-Busch InBev SA	73,809	8,376
Australia - 2.9%
			Cie d'Entreprises CFE	8,916	1,288
AGL Energy, Ltd.	231,493	4,366
			Colruyt SA	30,168	1,671
AMP, Ltd.	12,500	53
			Groupe Bruxelles Lambert SA	29,932	3,530
Aristocrat Leisure, Ltd.	551,036	10,605
Australia & New Zealand Banking			KBC Groep NV	188,916	18,159
Group, Ltd. - ADR	94,843	2,180	Proximus	72,568	2,447
BGP Holdings PLC(Å)(Æ)	559,805	—	Solvay SA	15,439	2,237
BHP Billiton, Ltd. - ADR	101,178	2,468	UCB SA	63,213	5,510
BlueScope Steel, Ltd.	62,400	728			49,020
Brambles, Ltd.	174,112	1,387	Bermuda - 0.2%
Caltex Australia, Ltd.	51,326	1,436	XL Group, Ltd.	158,800	5,850
Coca-Cola Amatil, Ltd.	95,800	646
Commonwealth Bank of Australia - ADR	107,144	6,801	Brazil - 0.1%
			BM&FBovespa SA - Bolsa de Valores
CSL, Ltd.	62,640	7,384	Mercadorias e Futuros(Æ)	468,174	3,832
Dexus Property Group(Æ)(ö)	114,400	877

Investa Office Fund(ö)	90,300	322	Canada - 3.8%
Link Administration Holdings, Ltd.	7,700	55	Atco, Ltd. Class I	19,800	716
			Bank of Montreal	52,473	4,323
Macquarie Group, Ltd.	169,571	14,084
Metcash, Ltd.	266,300	686	Bank of Nova Scotia (The)	60,511	4,020
			BCE, Inc.	51,904	2,427
Mirvac Group(ö)	877,100	1,552
			Brookfield Asset Management, Inc.
National Australia Bank, Ltd. - ADR	73,749	1,729	Class A	23,995	1,004
Newcrest Mining, Ltd.	238,400	4,352	BRP, Inc.	24,400	1,009
OZ Minerals, Ltd.	7,400	56	CAE, Inc.	61,700	1,139
Qantas Airways, Ltd. (Æ)	565,500	2,398	Canadian Imperial Bank of Commerce	87,114	8,630
Rio Tinto, Ltd. - ADR	6,600	408	Canadian National Railway Co.	22,200	1,779
Sandfire Resources NL	123,979	717	Canadian Natural Resources, Ltd.	63,130	2,155
Santos, Ltd. (Æ)	91,100	374	Canadian Tire Corp. , Ltd. Class A	2,300	321
South32, Ltd.	50,400	155	Canfor Corp. (Æ)	2,500	59
St. Barbara, Ltd.	48,100	147	Cenovus Energy, Inc.	108,827	1,038
Stockland(ö)	542,800	1,854	CI Financial Corp.	35,600	857
Telstra Corp. , Ltd.	862,962	2,551	Constellation Software, Inc.	4,301	2,780
Treasury Wine Estates, Ltd.	76,600	1,055	Empire Co. , Ltd. Class A	53,200	1,029
Vicinity Centres(Æ)(ö)	611,300	1,331	Encana Corp.	410,882	5,081
Wesfarmers, Ltd. (Æ)	257,890	9,100	Fairfax Financial Holdings, Ltd.	2,000	1,052
Westpac Banking Corp.	98,581	2,456	First Quantum Minerals, Ltd.	316,926	4,726
Whitehaven Coal, Ltd.	199,900	795	Genworth MI Canada, Inc.	8,200	282
Woolworths Group, Ltd.	200,797	4,358	George Weston, Ltd.	13,500	1,182
		89,466
			Great-West Lifeco, Inc.	50,508	1,428
Austria - 0.4%			H&R Real Estate Investment Trust(ö)	58,900	1,007
Andritz AG	58,518	3,512	Intact Financial Corp.	39,192	3,286
Erste Group Bank AG	57,657	2,902	Loblaw Cos. , Ltd.	64,100	3,472
Immofinanz AG(Æ)	495,305	1,268	Magna International, Inc. Class A	29,626	1,692
OMV AG	49,205	3,170	Manulife Financial Corp.	290,803	6,170
Voestalpine AG	43,471	2,824	Maple Leaf Foods, Inc.	22,600	640
		13,676	Martinrea International, Inc.	4,200	49
Belgium - 1.6%			National Bank of Canada	75,200	3,903
Ageas	109,810	5,802	New Flyer Industries, Inc.	3,500	165

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 53

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nutrien, Ltd.	81,473	4,262	Stora Enso OYJ Class R	120,957	2,078
RioCan Real Estate Investment Trust(ö)	61,600	1,206	Tikkurila OYJ	73,668	1,484
Rogers Communications, Inc. Class B	129,040	6,298	UPM-Kymmene OYJ	110,048	3,709
Royal Bank of Canada - GDR	121,286	10,386	Valmet OYJ	34,010	762
Saputo, Inc. - ADR	28,100	967			18,484
Smart Real Estate Investment Trust(ö)	21,400	526	France - 8.6%
Stantec, Inc.	20,300	591	Air Liquide SA Class A	84,813	11,433
Stars Group, Inc. (The)(Æ)	32,300	821	Amundi SA(Þ)	2,950	278
Sun Life Financial, Inc.	111,887	4,855	Arkema SA	11,959	1,528
TELUS Corp.	110,800	4,172	Atos SE	28,974	4,570
Toronto Dominion Bank	246,101	14,972	AXA SA	154,925	5,098
		116,477
			bioMerieux	1,680	159
Cayman Islands - 1.3%			BNP Paribas SA	309,236	25,565
Melco Crown Entertainment, Ltd. - ADR	196,675	5,857	Bouygues SA - ADR	231,557	12,878
Sands China, Ltd.	943,200	5,606	Bureau Veritas SA	106,110	3,111
Sunny Optical Technology Group Co. ,			Carrefour SA	80,579	1,929
Ltd.	268,687	3,724
			Casino Guichard Perrachon SA	4,290	251
Tencent Holdings, Ltd.	416,253	24,647
			Cie de Saint-Gobain	55,600	3,233
		39,834	CNP Assurances	3,240	83
China - 1.9%			Credit Agricole SA	468,867	8,843
Alibaba Group Holding, Ltd. - ADR(Æ)	99,707	20,369	Danone SA	108,054	9,317
JD. com, Inc. - ADR(Æ)	132,132	6,505	Dassault Aviation SA	1,313	2,194
Lenovo Group, Ltd.	18,110,000	10,458	Derichebourg SA	62,642	629

New Oriental Education & Technology			Engie SA	542,213	9,414
Group, Inc. - ADR	34,400	3,168
Ping An Insurance Group Co. of China,			Faurecia	3,190	287
Ltd. Class H	1,063,458	12,653	Gecina SA(ö)	3,072	600
Weibo Corp. - ADR(Æ)	31,451	4,075	Hermes International	9,757	5,393
		57,228
			Ipsen SA	2,399	336
Denmark - 1.5%			L'Oreal SA	36,785	8,361

AP Moller - Maersk A/S Class B	1,088	1,938	LVMH Moet Hennessy Louis Vuitton
			SE - ADR	1,267	397
Danske Bank A/S	362,079	14,698
			Mercialys SA(ö)	53,375	1,214
DSV A/S	65,898	5,423
			Natixis SA	305,219	2,781
Genmab A/S(Æ)	19,069	3,494
			Orange SA - ADR	125,112	2,259
GN Store Nord A/S	9,600	324
			Peugeot SA	126,578	2,843
H Lundbeck A/S	21,600	1,100
			Publicis Groupe SA - ADR	176,999	12,235
Novo Nordisk A/S Class B	154,428	8,581
			Renault SA	21,561	2,370
Pandora A/S	22,484	2,135
			Rexel SA Class H	574,569	10,363
Royal Unibrew A/S	11,282	685
			Safran SA	87,038	9,825
Scandinavian Tobacco Group A/S(Å)	247,404	5,012
			Sanofi - ADR	215,867	19,019
Sydbank A/S	6,958	284
			Schneider Electric SE	184,158	17,263
Topdanmark A/S	27,334	1,307
		44,981	SCOR SE - ADR	41,196	1,845
			Societe Generale SA	61,738	3,593
Finland - 0.6%			Television Francaise 1	94,075	1,411
Fortum OYJ	128,244	2,782	Thales SA	46,205	5,183
Kesko OYJ Class B	23,339	1,360	Total SA	411,205	23,832
Neste OYJ	64,368	4,452	Unibail-Rodamco SE(ö)	8,186	2,100
Outokumpu OYJ	216,598	1,857

See accompanying notes which are an integral part of this quarterly report.

54 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vallourec SA(Æ)(Ñ)	989,124	6,794	CK Hutchison Holdings, Ltd.	524,696	7,077
Vicat SA(Å)	73,594	6,062	CLP Holdings, Ltd.	233,000	2,378
Vinci SA	126,484	13,660	Hang Seng Bank, Ltd.	322,882	7,686
Vivendi SA - ADR	66,410	1,948	Henderson Land Development Co. , Ltd.	164,400	1,149
		262,487	HKT Trust & HKT, Ltd.	1,017,000	1,268
Germany - 6.6%			Hongkong Land Holdings, Ltd.	233,300	1,679
adidas AG	20,701	4,811	Hysan Development Co. , Ltd.	230,000	1,291
Allianz SE	32,539	8,217	Jardine Matheson Holdings, Ltd.	16,900	1,070

AURELIUS Equity Opportunities SE &			Kerry Properties, Ltd.	329,500	1,577
Co. KGaA	6,240	458	Link Real Estate Investment Trust(ö)	751,500	6,649
BASF SE	53,474	6,262	Sun Hung Kai Properties, Ltd.	53,000	919
Bayer AG	84,490	11,060	Swire Pacific, Ltd. Class A	151,000	1,511
Bayerische Motoren Werke AG	22,957	2,620	Swire Properties, Ltd. (Þ)	147,800	517
Beiersdorf AG	13,710	1,626	Techtronic Industries Co. , Ltd.	386,360	2,574
Commerzbank AG(Æ)	114,900	1,891	WH Group, Ltd. (Þ)	3,065,500	3,799
Continental AG	36,086	10,830	Wharf Holdings, Ltd. (The)	544,000	2,233
Covestro AG(Þ)	62,665	7,202	Wheelock & Co. , Ltd.	181,000	1,416
Daimler AG	201,147	18,390	Yue Yuen Industrial Holdings, Ltd.	128,000	577
Deutsche Bank AG	293,351	5,389			70,590
Deutsche Boerse AG	221,247	28,391
Deutsche Lufthansa AG	179,620	6,410	India - 0.6%
			HDFC Bank, Ltd. - ADR	108,195	11,749
Deutsche Telekom AG	210,857	3,697
			Infosys, Ltd. - ADR(Ñ)	311,797	5,615
Deutsche Wohnen SE	40,813	1,844			17,364
Deutz AG	10,100	94

Evonik Industries AG	25,160	993	Indonesia - 0.2%
			Bank Central Asia Tbk PT	3,858,615	6,542
GEA Group AG	111,649	5,549
Hannover Rueck SE	12,551	1,716	Ireland - 0.4%
Hapag-Lloyd AG(Æ)(Þ)	22,438	931	Bank of Ireland Group PLC(Æ)	75,069	733
HeidelbergCement AG	102,378	11,096	Medtronic PLC	46,477	3,992
Infineon Technologies AG - ADR	205,970	5,987	Ryanair Holdings PLC - ADR(Æ)	28,440	3,490
Metro AG	163,952	2,357	Willis Towers Watson PLC(Æ)	33,290	5,342
Muenchener Rueckversicherungs-					13,557
Gesellschaft AG in Muenchen	63,012	14,830
Rational AG	1,612	1,133	Israel - 0.7%
Rheinmetall AG	1,699	240	Azrieli Group, Ltd.	19,088	1,041
SAP SE - ADR(Ñ)	59,300	6,716	Bank Hapoalim BM	521,502	3,905
SAP SE - ADR	45,112	5,088	Bank Leumi Le-Israel BM	801,718	4,933
			Bezeq The Israeli Telecommunication
Siemens AG	88,677	13,452	Corp. , Ltd.	1,239,260	2,046

Siltronic AG(Æ)	5,851	970	Check Point Software Technologies, Ltd.
Transportation Components, Inc.	115,320	2,609	(Æ)	21,700	2,244
Vonovia SE	39,519	1,949	Elbit Systems, Ltd.	8,429	1,273
Wacker Chemie AG	7,971	1,600	Mizrahi Tefahot Bank, Ltd.	37,020	722
Zalando SE(Æ)(Þ)	109,303	6,398	Nice, Ltd.	6,790	619
		202,806	Plus500, Ltd.	44,544	713
			Taro Pharmaceutical Industries, Ltd.
Hong Kong - 2.3%			(Æ)(Ñ)	12,913	1,313
AIA Group, Ltd.	1,429,184	12,273	Teva Pharmaceutical Industries, Ltd.	153,148	3,131
China Mobile, Ltd.	466,500	4,919			21,940
CK Asset Holdings, Ltd.	840,000	8,028

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 55

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Italy - 2.7%			Ebara Corp.	129,900	5,349
ACEA SpA	70,711	1,365		70,000	3,956
			Eisai Co. , Ltd.
Assicurazioni Generali SpA	76,763	1,521		21,800	5,928
			FANUC Corp.
ASTM SpA	5,707	155		291,000	2,416
			Fuji Electric Co. , Ltd.
Atlantia SpA	34,036	1,127		1,908,000	14,053
			Fujitsu, Ltd.
Davide Campari-Milano SpA	639,356	5,090		35,200	714
			H2O Retailing Corp.
Enel SpA	4,052,118	25,696		17,300	271
			Haseko Corp.
ENI SpA - ADR	987,970	17,762		6,100	50
			Hazama Ando Corp.
FinecoBank Banca Fineco SpA	321,779	3,996		78,900	2,181
			Hitachi Capital Corp.
Intesa Sanpaolo SpA	518,274	2,032		1,175,000	9,409
			Hitachi, Ltd.
Moncler SpA	99,579	3,280		718,870	25,303
			Honda Motor Co. , Ltd.
Parmalat SpA(Þ)	209,298	812		54,700	2,804
			Hoya Corp.
Snam Rete Gas SpA	401,205	1,952		13,700	325
			Icom, Inc. (Þ)
Telecom Italia SpA(Æ)	6,013,946	5,414		282,300	5,619
			Iida Group Holdings Co. , Ltd.
Tod's SpA	15,221	1,148		1,561,400	20,301
			Inpex Corp.
UniCredit SpA	572,133	12,592		837,300	14,212
			Isuzu Motors, Ltd.
		83,942
			ITOCHU Corp.	339,900	6,688
Japan - 17.5%			Jafco Co. , Ltd.	12,300	700
77 Bank, Ltd. (The)	9,400	247	Japan Post Bank Co. , Ltd.	59,100	801
Advantest Corp.	216,433	4,662	Japan Post Holdings Co. , Ltd.	533,600	6,378
Aisin Seiki Co. , Ltd.	27,200	1,592	Japan Tobacco, Inc.	230,600	7,641
Akatsuki Inc. (Æ)(Ñ)	3,800	232	JFE Holdings, Inc.	129,600	3,091
Alfresa Holdings Corp.	228,000	5,578	JX Holdings, Inc.	1,182,600	7,911
Alps Electric Co. , Ltd.	121,000	3,494	Kajima Corp.	442,000	4,387
Asahi Glass Co. , Ltd.	102,000	4,506	Kansai Electric Power Co. , Inc. (The)	183,600	2,286
Asahi Group Holdings, Ltd.	84,700	4,274	Kao Corp.	34,500	2,404
Asahi Kasei Corp.	180,000	2,363	Kawasaki Heavy Industries, Ltd.	74,000	3,075
Astellas Pharma, Inc.	489,600	6,413	KDDI Corp.	301,100	7,623
Benesse Holdings, Inc.	5,800	219	Kirin Holdings Co. , Ltd.	2,100	52
BML, Inc.	83,700	2,249	Kitagawa Industries Co. , Ltd. (Å)	15,700	216
Bridgestone Corp.	203,400	9,922	Kobe Bussan Co. , Ltd.	2,000	83
Canon, Inc.	167,900	6,735	Kobe Steel, Ltd.	175,100	1,822
Central Japan Railway Co.	16,700	3,173	Komatsu, Ltd.	145,500	5,668
Century Tokyo Leasing Corp.	46,400	2,513	Konica Minolta, Inc.	123,400	1,236
Coca-Cola Bottlers Japan, Inc.	24,900	881	Lawson, Inc.	11,300	766
Concordia Financial Group, Ltd.	682,800	4,159	Makino Milling Machine Co. , Ltd.	14,000	158
Cosel Co. , Ltd.	140,600	2,376	Marubeni Corp.	841,700	6,334
Credit Saison Co. , Ltd.	192,900	3,522	Mazda Motor Corp.	175,200	2,462
Dai Nippon Printing Co. , Ltd.	177,500	3,968	McDonald's Holdings Co. Japan, Ltd.	33,500	1,507
Dai-ichi Life Holdings, Inc.	341,625	7,181	Medipal Holdings Corp.	23,300	453
Daikin Industries, Ltd.	36,200	4,369	Megmilk Snow Brand Co. , Ltd.	13,700	396
Daiseki Co. , Ltd.	65,900	1,969	Mitsubishi Chemical Holdings Corp.	341,300	3,724
Daito Trust Construction Co. , Ltd.	26,000	4,564	Mitsubishi Corp.	113,200	3,179
Daiwa Securities Group, Inc.	342,000	2,467	Mitsubishi Electric Corp.	96,500	1,771
Denso Corp.	31,000	1,946	Mitsubishi Heavy Industries, Ltd.	98,600	3,725
Dip Corp.	7,100	227	Mitsubishi Materials Corp.	62,000	2,317
East Japan Railway Co.	12,200	1,217	Mitsubishi Tanabe Pharma Corp.	24,800	502

See accompanying notes which are an integral part of this quarterly report.

56 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsubishi UFJ Financial Group, Inc.	1,882,100	14,223	Sony Corp.	338,700	16,214
Mitsubishi UFJ Lease & Finance Co. ,			Sumitomo Chemical Co. , Ltd.	313,000	2,308
Ltd.	345,900	2,241
			Sumitomo Corp.	229,900	3,963
Mitsui & Co. , Ltd.	191,400	3,376
			Sumitomo Electric Industries, Ltd.	70,400	1,204
Mixi, Inc.	58,700	2,594
			Sumitomo Heavy Industries, Ltd.	74,500	3,419
Mizuho Financial Group, Inc.	1,700,700	3,213
			Sumitomo Metal Mining Co. , Ltd.	56,000	2,644
Morinaga Milk Industry Co. , Ltd.	15,900	751
			Sumitomo Mitsui Financial Group, Inc.	279,300	12,617
MS&AD Insurance Group Holdings, Inc.	122,600	4,185
			Sumitomo Mitsui Trust Holdings, Inc.	64,000	2,669
Nexon Co. , Ltd. (Æ)	4,400	146
			Taiheiyo Cement Corp.	58,000	2,478
NH Foods, Ltd.	74,000	1,778	Taisho Pharmaceutical Holdings Co. ,
Nidec Corp.	33,800	5,430	Ltd.	25,200	2,050

Nintendo Co. , Ltd.	14,400	6,342	Takashimaya Co. , Ltd.	65,000	676

Nippon Electric Glass Co. , Ltd.	9,600	397	Takeda Pharmaceutical Co. , Ltd.	43,200	2,547

Nippon Express Co. , Ltd.	28,500	2,055	TIS, Inc.	1,700	60

Nippon Steel & Sumitomo Metal Corp.	31,300	800	Toho Holdings Co. , Ltd.	33,000	770

Nippon Suisan Kaisha, Ltd.	100,900	537	Toho Zinc Co. , Ltd.	4,900	298

Nippon Telegraph & Telephone Corp.	201,589	9,634	Tokio Marine Holdings, Inc.	37,000	1,749

Nippon Yusen KK	139,700	3,520	Tokyo Electric Power Co. Holdings, Inc.
			(Æ)	1,049,500	4,261
Nissan Motor Co. , Ltd.	224,200	2,399
			Tokyo Electron, Ltd.	300	56
Nisshinbo Holdings, Inc.	25,300	359
			Tomy Co. , Ltd.	23,600	358
Nomura Holdings, Inc.	908,900	5,919
			Toppan Printing Co. , Ltd.	470,000	4,432
NSK, Ltd.	166,200	2,747
			Toray Industries, Inc.	209,500	2,096
NTN Corp.	12,900	66
			Toyota Industries Corp.	42,800	2,793
NTT Data Corp.	214,100	2,535
			Toyota Motor Corp.	194,200	13,367
NTT DOCOMO, Inc.	423,600	10,529
			Toyota Tsusho Corp.	67,400	2,743
Obayashi Corp.	201,800	2,441
			Transcosmos, Inc.	74,500	1,979
Oji Holdings Corp.	418,000	2,878
			Ulvac, Inc.	800	54
OKUMA Corp.	1,000	69
			United Arrows, Ltd.	2,900	128
Ono Pharmaceutical Co. , Ltd.	181,800	4,498
			West Japan Railway Co.	57,200	4,304
Open House Co. , Ltd.	1,500	88
			Yahoo! Japan Corp.	801,700	3,867
Oriental Land Co. , Ltd.	43,300	4,239
			YA-MAN, Ltd.	34,000	570
ORIX Corp.	257,100	4,818

Osaka Gas Co. , Ltd.	85,000	1,692			536,059

Penta-Ocean Construction Co. , Ltd.	84,200	650	Jersey - 0.2%

Pola Orbis Holdings, Inc.	28,100	1,099	Glencore PLC(Æ)	719,811	4,128

Resona Holdings, Inc.	103,000	624	Randgold Resources, Ltd.	8,190	827

SBI Holdings, Inc.	134,800	3,312	Shire PLC - ADR	21,910	1,026

					5,981
SCREEN Holdings Co. , Ltd.	600	53

Secom Co. , Ltd.	40,200	3,084	Luxembourg - 0.2%

Secom Joshinetsu Co. , Ltd. (Þ)	4,800	192	Aperam SA	19,539	1,161

Sekisui House, Ltd.	89,900	1,652	ArcelorMittal SA(Æ)	68,705	2,494

Seven & i Holdings Co. , Ltd.	33,100	1,364	Aroundtown SA	40,700	328

Shiseido Co. , Ltd.	4,200	216	RTL Group SA	13,268	1,125

Showa Shell Sekiyu KK	307,400	4,357			5,108

SMC Corp.	9,900	4,900	Mexico - 0.3%

SoftBank Corp.	27,000	2,234	America Movil SAB de CV	6,705,444	6,283
Sojitz Corp.	921,600	2,984

Sompo Japan Nipponkoa Holdings, Inc.	171,500	6,900

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 57

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Grupo Televisa SAB - ADR	185,005	3,830	Oversea-Chinese Banking Corp. , Ltd.	167,559	1,653
		10,113	Singapore Telecommunications, Ltd.	3,527,000	9,521
Netherlands - 3.8%			Wilmar International, Ltd.	3,085,300	7,516
Aalberts Industries NV	20,491	1,120	Yangzijiang Shipbuilding Holdings, Ltd.	176,900	215
					19,770
ABN AMRO Group NV(Þ)	137,620	4,662
Aegon NV	172,921	1,183	South Korea - 1.8%
AerCap Holdings NV(Æ)	49,303	2,667	CLIO Cosmetics Co. , Ltd. (Ñ)(Þ)	20,032	679
ASML Holding NV	35,455	7,191	Grand Korea Leisure Co. , Ltd.	102,811	2,934
ASR Nederland NV	30,075	1,314	Hana Financial Group, Inc.	121,305	5,941
BE Semiconductor Industries NV	4,290	413	Hyundai Motor Co.	34,245	5,179
EXOR NV	27,893	2,155	KT&G Corp.	22,268	2,217
Heineken NV	85,761	9,638	POSCO	34,801	12,428
ING Groep NV	1,004,798	19,768	Samsung Electronics Co. , Ltd.	11,039	25,867
Koninklijke Ahold Delhaize NV	299,367	6,681			55,245
Koninklijke KPN NV	1,980,520	6,936	Spain - 2.0%
NN Group NV	186,035	8,779	Aena SA(Þ)	21,473	4,679
Royal Dutch Shell PLC Class A	570,229	20,015	Banco Bilbao Vizcaya Argentaria SA
Royal Dutch Shell PLC Class B	431,956	15,330	- ADR	285,814	2,684
Wolters Kluwer NV	91,550	4,847	Banco de Sabadell SA - ADR	1,204,099	2,858
Yandex NV Class A(Æ)	123,402	4,779	Banco Santander SA - ADR(Ñ)	1,916,537	14,228
		117,478	Bankia SA	1,009,186	5,109
			Cellnex Telecom SA(Þ)	167,564	4,524
Norway - 1.0%			Distribuidora Internacional de
Det Norske Oljeselskap ASA	9,860	285	Alimentacion SA	155,642	831
DNB ASA	93,146	1,889	Enagas SA	65,463	1,784
Gjensidige Forsikring ASA	36,661	692	Ence Energia y Celulosa S. A	30,346	195
Grieg Seafood ASA	74,500	658	Endesa SA - ADR	61,760	1,387
Marine Harvest ASA	356,588	6,161	Gestamp Automocion SA(Æ)(Þ)	189,143	1,449
Norsk Hydro ASA	317,038	2,314	Grupo Catalana Occidente SA	28,869	1,351
Orkla ASA	432,689	4,505	Iberdrola SA	817,580	6,659
Salmar ASA Class A	22,204	603	Industria de Diseno Textil SA	119,699	4,292
Statoil ASA Class N(Ñ)	160,361	3,757	Repsol SA - ADR	330,347	6,214
Telenor ASA	286,567	6,709	Telefonica SA - ADR	406,072	4,159
Yara International ASA	53,192	2,556			62,403
		30,129
			Sweden - 2.0%
Portugal - 0.3%			Assa Abloy AB Class B	218,674	4,843
Energias de Portugal SA	530,418	1,863	Atlas Copco AB Class A	126,945	5,955
Galp Energia SGPS SA Class B	250,533	4,781	Boliden AB	63,208	2,294
Navigator Co. SA (The) - ADR	193,401	1,086	Electrolux AB	113,960	4,024
Sonae SGPS SA	1,104,128	1,772	ICA Gruppen AB	12,940	506
		9,502
			Loomis AB Class B	10,641	426
Russia - 0.4%			Nordea Bank AB	257,647	3,181
Evraz PLC	155,767	823	Sandvik AB	48,050	946
Sberbank of Russia PJSC Class T	2,580,299	12,134	SAS AB(Æ)	27,800	67
		12,957	Skandinaviska Enskilda Banken AB
			Class A	234,978	2,969
Singapore - 0.6%			Swedbank AB Class A	280,806	7,180
Genting Singapore PLC	843,300	865	Swedish Match AB	224,378	9,091

See accompanying notes which are an integral part of this quarterly report.

58 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Telefonaktiebolaget LM Ericsson Class B	1,715,369	11,024	Babcock International Group PLC	112,746	1,099
Telia Co. AB(Ñ)	522,402	2,622	BAE Systems PLC	1,028,670	8,680
Volvo AB Class B	286,720	5,857	Barclays PLC	3,101,279	8,815
		60,985	Barratt Developments PLC	221,000	1,837
Switzerland - 7.2%			Berkeley Group Holdings PLC	40,305	2,271
ABB, Ltd.	625,018	17,431	BHP Billiton PLC	417,252	9,281
Adecco SA	40,439	3,324	BP PLC	853,993	6,081
Baloise Holding AG	15,155	2,481	BP PLC - ADR	143,153	6,126
Banque Cantonale Vaudoise	1,221	1,027	British American Tobacco PLC	388,011	26,525
Barry Callebaut AG	641	1,311	British Land Co. PLC (The)(ö)	45,600	433
Chocoladefabriken Lindt & Spruengli			Britvic PLC	4,900	51
AG	217	1,359	BT Group PLC	601,694	2,182
Cie Financiere Richemont SA	87,748	8,413	Diageo PLC	438,628	15,785
Coca-Cola HBC AG - ADR(Æ)	95,558	3,210	Dialog Semiconductor PLC(Æ)	6,100	185
Credit Suisse Group AG(Æ)	703,431	13,580	Direct Line Insurance Group PLC	371,846	1,950
Georg Fischer AG	831	1,204	Fevertree Drinks PLC	7,690	268
Julius Baer Group, Ltd. (Æ)	93,595	6,429	Fiat Chrysler Automobiles NV(Æ)	266,817	6,399
LafargeHolcim, Ltd. (Æ)	42,283	2,586	Foxtons Group PLC	1,028,019	1,001
Lonza Group AG(Æ)	24,060	6,682	GlaxoSmithKline PLC - ADR	782,374	14,584
Luzerner Kantonalbank AG	1,329	707	HSBC Holdings PLC	2,323,367	24,786
Nestle SA	199,614	17,231	Imperial Tobacco Group PLC	165,761	6,824
Novartis AG	303,889	27,497	International Consolidated Airlines
Oriflame Holding AG	1,240	55	Group SA	103,400	939
Roche Holding AG	124,507	30,658	J Sainsbury PLC	3,276,448	11,747
SGS SA	1,661	4,462	JD Sports Fashion PLC	99,118	515
Sika AG	2,173	18,802	John Wood Group PLC	858,591	7,901
STMicroelectronics NV	185,920	4,448	Just Eat PLC(Æ)	510,845	5,919
Straumann Holding AG	3,911	2,990	Kingfisher PLC	812,700	4,004
Sulzer AG	5,378	765	Land Securities Group PLC	93,373	1,329
Swiss Life Holding AG(Æ)	15,918	5,973	Legal & General Group PLC	449,816	1,729
Swiss Re AG	62,028	6,120	Lloyds Banking Group PLC	8,432,322	8,329
Swisscom AG	3,380	1,846	London Stock Exchange Group PLC	122,431	6,828
UBS Group AG(Æ)	1,186,319	24,099	Lookers PLC	947,468	1,231
Zurich Insurance Group AG	14,725	4,836	LSL Property Services PLC(Å)	728,442	2,925
		219,526	Meggitt PLC	557,838	3,678
			Michael Page International PLC	424,231	3,273
Taiwan - 0.3%			National Grid PLC	287,646	3,295
Catcher Technology Co. , Ltd.	423,000	4,860
			Old Mutual PLC	563,436	1,871
Compal Electronics, Inc.	3,533,000	2,630
			Persimmon PLC Class A	217,076	7,712
Hon Hai Precision Industry Co. , Ltd.	805,206	2,550
		10,040	Reckitt Benckiser Group PLC	18,057	1,744
			Redrow PLC	78,189	665
United Kingdom - 12.5%			Rio Tinto PLC - ADR(Ñ)	169,162	9,492
3i Group PLC	453,158	5,995
			Rio Tinto PLC	141,852	7,893
Abcam PLC Class A	12,180	213
			Royal Bank off Scotland Group PLC(Æ)	6,260,542	25,589
Aon PLC	72,699	10,336
			Royal Mail PLC	463,018	3,087
AstraZeneca PLC	67,864	4,703
			Sage Group PLC (The)	47,700	508
Auto Trader Group PLC(Þ)	40,300	206
			Scottish & Southern Energy PLC	53,419	990
Aviva PLC	1,200,421	8,751
			Smith & Nephew PLC	4,170	75

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 59

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
SSP Group PLC	33,100	286		Italy- 0.0%
				UniCredit SpA(Æ)
Standard Chartered PLC	1,039,403	12,101
				2018 Rights	572,133		2
Standard Life Aberdeen PLC	173,037	1,046
Stock Spirits Group PLC(Å)	504,957	2,177		Total Warrants & Rights
Subsea 7 SA	127,744	1,989		(cost $—)			2
Taylor Wimpey PLC	2,018,134	5,463		Short-Term Investments - 7.9%
Tesco PLC	3,229,792	9,586		United States - 7.9%
Travis Perkins PLC	781,906	16,221		U. S. Cash Management Fund(@)	201,743,004	(8)	201,763
Unilever NV	232,651	13,461		United States Treasury Bills
Unilever PLC	27,052	1,531		1.164% due 02/22/18 (~)	15,600		15,589
UNITE Group PLC (The)(ö)	4,700	53		1.456% due 05/10/18 (~)	10,700		10,658
Vertu Motors PLC	1,006,324	641		1.495% due 05/31/18 (~)	14,200		14,131
Vodafone Group PLC	5,957,846	19,001					242,141
Wm Morrison Supermarkets PLC	483,800	1,525		Total Short-Term Investments
		383,716		(cost $242,138)			242,141

United States - 3.3%				Other Securities - 1.1%
Alphabet, Inc. Class C(Æ)	17,020	19,913		U. S. Cash Collateral Fund(×)(@)	34,402,120	(8)	34,402
Brookfield Real Estate Services, Inc. (Þ)	72,450	1,000		Total Other Securities
				(cost $34,402)			34,402
Carnival PLC	81,780	5,773
Facebook, Inc. Class A(Æ)	58,984	11,024		Total Investments 100.0%
Interfor Corp. (Æ)	4,600	87		(identified cost $2,693,395)			3,071,192
Lam Research Corp.	37,260	7,136
MasterCard, Inc. Class A	27,698	4,681		Other Assets and Liabilities, Net
Mylan NV(Æ)	402,630	17,253	-	(0.0%)			(236)
				Net Assets - 100.0%			3,070,956
News Corp. Class A	382,899	6,551
NVIDIA Corp.	51,388	12,631
Thomson Reuters Corp.	46,032	1,992
Visa, Inc. Class A	51,328	6,376
Wausau Paper Corp.	327,089	5,936
		100,353

Total Common Stocks
(cost $2,389,450)		2,757,441

Preferred Stocks - 1.2%
Germany - 1.2%
Bayerische Motoren Werke AG
4.706% (Ÿ)	81,223	7,934
Porsche Automobil Holding SE
1.461% (Ÿ)	31,457	2,905
Schaeffler AG
3.738% (Ÿ)	71,800	1,427
Volkswagen AG
1.277% (Ÿ)	113,461	24,940
		37,206

Total Preferred Stocks
(cost $27,405)		37,206

Warrants & Rights - 0.0%

See accompanying notes which are an integral part of this quarterly report.

60 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.5%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	—
Kitagawa Industries Co. , Ltd.	06/03/15	JPY	15,700	13.28	208	216
LSL Property Services PLC	11/09/16	GBP	728,442	3.88	2,825	2,925
Scandinavian Tobacco Group A/S	08/16/17	DKK	247,404	18.19	4,500	5,012
Stock Spirits Group PLC	03/11/16	GBP	504,957	3.70	1,868	2,177
Vicat SA	12/06/17	EUR	73,594	79.84	5,876	6,062
						16,392
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	333	EUR	18,250	02/18	(134)
DAX Index Futures	54	EUR	17,795	03/18	37
EURO STOXX 50 Index Futures	2,549	EUR	91,764	03/18	208
FTSE 100 Index Futures	459	GBP	34,274	03/18	285
Hang Seng Index Futures	36	HKD	59,119	02/18	51
S&P/TSX 60 Index Futures	355	CAD	66,953	03/18	(643)
SPI 200 Index Futures	96	AUD	14,354	03/18	(54)
TOPIX Index Futures	1,155	JPY	21,246,226	03/18	5,010
Short Positions
Hang Seng Index Futures	288	HKD	472,954	02/18	(407)
MSCI Emerging Markets Mini Index Futures	940	USD	59,117	03/18	(3,915)
S&P 500 E-Mini Index Futures	1,248	USD	176,330	03/18	(9,642)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(9,204)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,617	AUD	2,000	03/22/18	(5)
Bank of America	USD	1,916	AUD	2,500	03/22/18	98
Bank of America	USD	3,460	AUD	4,603	03/22/18	249
Bank of America	USD	13,472	AUD	16,667	03/22/18	(44)
Bank of America	USD	18,059	AUD	24,025	03/22/18	1,297
Bank of America	USD	26,642	AUD	35,500	03/22/18	1,959
Bank of America	USD	317	CAD	391	02/01/18	1
Bank of America	USD	2,725	CAD	3,500	03/22/18	122
Bank of America	USD	5,068	CAD	6,507	03/22/18	225
Bank of America	USD	9,722	CAD	12,000	03/22/18	40
Bank of America	USD	24,651	CAD	31,650	03/22/18	1,096
Bank of America	USD	27,257	CAD	35,000	03/22/18	1,215
Bank of America	USD	14,242	EUR	12,000	03/22/18	704
Bank of America	USD	18,782	EUR	15,826	03/22/18	929
Bank of America	USD	26,171	EUR	22,052	03/22/18	1,295
Bank of America	USD	29,721	EUR	24,000	03/22/18	171
Bank of America	USD	41,463	EUR	35,000	03/22/18	2,129

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 61

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	766	GBP	541	02/02/18	1
Bank of America	USD	4,033	GBP	3,000	03/22/18	235
Bank of America	USD	8,255	GBP	6,134	03/22/18	471
Bank of America	USD	9,841	GBP	7,000	03/22/18	117
Bank of America	USD	12,206	GBP	9,070	03/22/18	696
Bank of America	USD	34,969	GBP	26,000	03/22/18	2,016
Bank of America	USD	1,681	HKD	13,146	02/02/18	—
Bank of America	USD	769	HKD	6,000	03/22/18	(1)
Bank of America	USD	1,026	HKD	8,000	03/22/18	(2)
Bank of America	USD	1,153	HKD	9,000	03/22/18	(1)
Bank of America	USD	2,293	HKD	17,873	03/22/18	(5)
Bank of America	USD	5,776	HKD	45,000	03/22/18	(17)
Bank of America	USD	6,164	HKD	48,050	03/22/18	(15)
Bank of America	USD	10,247	HKD	80,000	03/22/18	(9)
Bank of America	USD	4	JPY	439	02/02/18	—
Bank of America	USD	88	JPY	9,620	02/05/18	—
Bank of America	USD	662	JPY	72,348	02/05/18	1
Bank of America	USD	6,701	JPY	750,000	03/22/18	188
Bank of America	USD	12,963	JPY	1,453,102	03/22/18	384
Bank of America	USD	46,983	JPY	5,266,424	03/22/18	1,391
Bank of America	USD	73,495	JPY	8,000,000	03/22/18	(12)
Bank of America	USD	3,034	SEK	25,500	03/22/18	213
Bank of America	AUD	13,042	USD	9,803	03/22/18	(704)
Bank of America	CHF	3,905	USD	4,190	02/02/18	(6)
Bank of America	CHF	6,230	USD	6,323	03/22/18	(396)
Bank of America	CHF	8,000	USD	8,120	03/22/18	(507)
Bank of America	CHF	16,000	USD	17,118	03/22/18	(137)
Bank of America	DKK	14,900	USD	2,378	03/22/18	(116)
Bank of America	DKK	20,000	USD	3,185	03/22/18	(163)
Bank of America	EUR	3,077	USD	3,816	02/02/18	(4)
Bank of America	EUR	15,293	USD	18,149	03/22/18	(898)
Bank of America	EUR	28,000	USD	33,169	03/22/18	(1,705)
Bank of America	EUR	45,000	USD	55,724	03/22/18	(323)
Bank of America	GBP	36	USD	51	02/01/18	—
Bank of America	GBP	2,521	USD	3,393	03/22/18	(194)
Bank of America	HKD	128,996	USD	16,548	03/22/18	39
Bank of America	JPY	69,869	USD	639	02/05/18	(1)
Bank of America	JPY	1,400,000	USD	12,861	03/22/18	2
Bank of America	JPY	2,000,000	USD	17,724	03/22/18	(647)
Bank of America	JPY	2,574,000	USD	22,963	03/22/18	(680)
Bank of America	JPY	4,700,000	USD	41,651	03/22/18	(1,520)
Bank of America	NOK	26,750	USD	3,238	03/22/18	(237)
Bank of America	NOK	60,000	USD	7,247	03/22/18	(548)
Bank of America	NOK	180,000	USD	23,309	03/22/18	(76)
Bank of America	NZD	20,000	USD	13,657	03/22/18	(1,074)
Bank of America	SEK	55,000	USD	6,554	03/22/18	(449)
BNP Paribas	AUD	6,000	USD	4,534	03/22/18	(300)
BNP Paribas	CAD	8,500	USD	6,653	03/22/18	(262)
BNP Paribas	EUR	29,000	USD	34,450	03/22/18	(1,669)
BNP Paribas	GBP	7,500	USD	10,076	03/22/18	(593)
BNP Paribas	HKD	23,000	USD	2,948	03/22/18	4
BNP Paribas	JPY	2,000,000	USD	17,935	03/22/18	(435)
Brown Brothers Harriman	USD	1,682	AUD	2,200	03/22/18	91
Brown Brothers Harriman	USD	2,336	CAD	3,000	03/22/18	105
Brown Brothers Harriman	USD	1,246	EUR	1,000	03/22/18	—
Brown Brothers Harriman	USD	10,657	EUR	9,000	03/22/18	551
Brown Brothers Harriman	USD	178	GBP	126	02/01/18	1
Brown Brothers Harriman	USD	4,689	GBP	3,500	03/22/18	289

See accompanying notes which are an integral part of this quarterly report.

62 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	1,026	HKD	8,000	03/22/18	(2)
Brown Brothers Harriman	USD	4	JPY	443	02/01/18	—
Brown Brothers Harriman	USD	709	JPY	77,375	02/01/18	(1)
Brown Brothers Harriman	USD	713	JPY	77,565	02/02/18	(2)
Brown Brothers Harriman	USD	5,360	JPY	600,000	03/22/18	150
Brown Brothers Harriman	USD	363	NOK	3,000	03/22/18	27
Brown Brothers Harriman	AUD	200	USD	153	03/22/18	(8)
Brown Brothers Harriman	AUD	300	USD	242	03/22/18	—
Brown Brothers Harriman	CAD	300	USD	236	03/22/18	(8)
Brown Brothers Harriman	CAD	500	USD	407	03/22/18	—
Brown Brothers Harriman	CAD	1,000	USD	811	03/22/18	(3)
Brown Brothers Harriman	CAD	1,000	USD	813	03/22/18	—
Brown Brothers Harriman	EUR	666	USD	827	02/01/18	—
Brown Brothers Harriman	EUR	700	USD	832	03/22/18	(40)
Brown Brothers Harriman	EUR	1,000	USD	1,245	03/22/18	—
Brown Brothers Harriman	GBP	300	USD	405	03/22/18	(22)
Brown Brothers Harriman	GBP	500	USD	711	03/22/18	—
Brown Brothers Harriman	HKD	750	USD	96	03/22/18	—
Brown Brothers Harriman	HKD	2,000	USD	256	03/22/18	—
Brown Brothers Harriman	JPY	76,266	USD	699	02/01/18	1
Brown Brothers Harriman	JPY	75,457	USD	693	02/02/18	2
Brown Brothers Harriman	JPY	100,000	USD	918	03/22/18	—
Citibank	USD	2,349	AUD	3,000	03/22/18	68
Citibank	USD	3,459	AUD	4,603	03/22/18	249
Citibank	USD	18,056	AUD	24,025	03/22/18	1,301
Citibank	USD	5,067	CAD	6,507	03/22/18	226
Citibank	USD	24,646	CAD	31,650	03/22/18	1,100
Citibank	USD	18,796	EUR	15,826	03/22/18	915
Citibank	USD	26,191	EUR	22,052	03/22/18	1,275
Citibank	USD	8,258	GBP	6,134	03/22/18	468
Citibank	USD	12,210	GBP	9,070	03/22/18	692
Citibank	USD	897	HKD	7,000	03/22/18	(1)
Citibank	USD	1,281	HKD	10,000	03/22/18	(1)
Citibank	USD	2,292	HKD	17,873	03/22/18	(5)
Citibank	USD	6,162	HKD	48,050	03/22/18	(13)
Citibank	USD	12,979	JPY	1,453,102	03/22/18	369
Citibank	USD	47,038	JPY	5,266,424	03/22/18	1,336
Citibank	USD	3,035	SEK	25,500	03/22/18	212
Citibank	AUD	400	USD	314	03/22/18	(8)
Citibank	AUD	13,042	USD	9,801	03/22/18	(706)
Citibank	CAD	500	USD	401	03/22/18	(6)
Citibank	CHF	6,230	USD	6,332	03/22/18	(387)
Citibank	DKK	14,900	USD	2,379	03/22/18	(115)
Citibank	EUR	500	USD	606	03/22/18	(17)
Citibank	EUR	1,000	USD	1,200	03/22/18	(45)
Citibank	EUR	15,293	USD	18,163	03/22/18	(884)
Citibank	GBP	500	USD	679	03/22/18	(32)
Citibank	GBP	2,521	USD	3,394	03/22/18	(192)
Citibank	HKD	1,000	USD	128	03/22/18	—
Citibank	HKD	128,996	USD	16,544	03/22/18	35
Citibank	JPY	20,000	USD	178	03/22/18	(6)
Citibank	JPY	2,574,000	USD	22,990	03/22/18	(653)
Citibank	NOK	26,750	USD	3,240	03/22/18	(236)
Commonwealth Bank of Australia	USD	3,460	AUD	4,603	03/22/18	248
Commonwealth Bank of Australia	USD	18,061	AUD	24,025	03/22/18	1,296
Commonwealth Bank of Australia	USD	5,070	CAD	6,507	03/22/18	223
Commonwealth Bank of Australia	USD	24,662	CAD	31,650	03/22/18	1,084
Commonwealth Bank of Australia	USD	18,794	EUR	15,826	03/22/18	917

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 63

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	26,188	EUR	22,052	03/22/18	1,278
Commonwealth Bank of Australia	USD	8,244	GBP	6,134	03/22/18	481
Commonwealth Bank of Australia	USD	12,191	GBP	9,070	03/22/18	711
Commonwealth Bank of Australia	USD	2,293	HKD	17,873	03/22/18	(5)
Commonwealth Bank of Australia	USD	6,163	HKD	48,050	03/22/18	(14)
Commonwealth Bank of Australia	USD	12,977	JPY	1,453,102	03/22/18	370
Commonwealth Bank of Australia	USD	47,031	JPY	5,266,424	03/22/18	1,342
Commonwealth Bank of Australia	USD	3,038	SEK	25,500	03/22/18	209
Commonwealth Bank of Australia	AUD	13,042	USD	9,804	03/22/18	(703)
Commonwealth Bank of Australia	CHF	6,230	USD	6,331	03/22/18	(388)
Commonwealth Bank of Australia	DKK	14,900	USD	2,379	03/22/18	(115)
Commonwealth Bank of Australia	EUR	15,293	USD	18,161	03/22/18	(886)
Commonwealth Bank of Australia	GBP	2,521	USD	3,389	03/22/18	(198)
Commonwealth Bank of Australia	HKD	128,996	USD	16,547	03/22/18	38
Commonwealth Bank of Australia	JPY	2,574,000	USD	22,987	03/22/18	(656)
Commonwealth Bank of Australia	NOK	26,750	USD	3,241	03/22/18	(234)
Royal Bank of Canada	USD	1,282	HKD	10,000	03/22/18	(2)
Royal Bank of Canada	AUD	300	USD	243	03/22/18	1
Royal Bank of Canada	CAD	300	USD	243	03/22/18	(1)
Royal Bank of Canada	EUR	2,500	USD	3,105	03/22/18	(8)
Royal Bank of Canada	GBP	300	USD	423	03/22/18	(4)
Royal Bank of Canada	HKD	6,000	USD	768	03/22/18	—
Royal Bank of Canada	JPY	200,000	USD	1,840	03/22/18	3
State Street	USD	3,459	AUD	4,603	03/22/18	250
State Street	USD	18,051	AUD	24,025	03/22/18	1,304
State Street	USD	5,069	CAD	6,507	03/22/18	224
State Street	USD	24,657	CAD	31,650	03/22/18	1,089
State Street	USD	70	DKK	420	02/01/18	—
State Street	USD	140	DKK	838	02/01/18	—
State Street	USD	217	EUR	174	02/01/18	(1)
State Street	USD	18,791	EUR	15,826	03/22/18	921
State Street	USD	26,183	EUR	22,052	03/22/18	1,283
State Street	USD	351	GBP	248	02/01/18	1
State Street	USD	8,241	GBP	6,134	03/22/18	485
State Street	USD	12,185	GBP	9,070	03/22/18	717
State Street	USD	89	HKD	699	02/01/18	—
State Street	USD	2,293	HKD	17,873	03/22/18	(5)
State Street	USD	6,163	HKD	48,050	03/22/18	(14)
State Street	USD	12,971	JPY	1,453,102	03/22/18	376
State Street	USD	47,010	JPY	5,266,424	03/22/18	1,363
State Street	USD	117	NOK	902	02/01/18	—
State Street	USD	85	SEK	663	02/01/18	—
State Street	USD	3,037	SEK	25,500	03/22/18	209
State Street	AUD	193	USD	156	02/01/18	1
State Street	AUD	2,400	USD	1,806	03/22/18	(127)
State Street	AUD	13,042	USD	9,799	03/22/18	(708)
State Street	BRL	2,525	USD	802	02/02/18	9
State Street	CAD	71	USD	58	02/01/18	—
State Street	CAD	3,500	USD	2,727	03/22/18	(120)
State Street	CHF	357	USD	382	02/01/18	(2)
State Street	CHF	6,230	USD	6,330	03/22/18	(389)
State Street	DKK	14,900	USD	2,378	03/22/18	(116)
State Street	EUR	1	USD	1	02/01/18	—
State Street	EUR	10,000	USD	11,854	03/22/18	(601)
State Street	EUR	15,293	USD	18,157	03/22/18	(890)
State Street	GBP	2,521	USD	3,387	03/22/18	(199)
State Street	GBP	4,000	USD	5,355	03/22/18	(335)
State Street	HKD	7,000	USD	898	03/22/18	2

See accompanying notes which are an integral part of this quarterly report.

64 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	128,996	USD	16,546	03/22/18	37
State Street	JPY	100,000	USD	902	03/22/18	(17)
State Street	JPY	700,000	USD	6,201	03/22/18	(229)
State Street	JPY	2,574,000	USD	22,977	03/22/18	(666)
State Street	NOK	26,750	USD	3,239	03/22/18	(236)
State Street	SEK	2,979	USD	380	02/01/18	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						18,208

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$89,466	$—	$—	$89,466
Austria	—	13,676	—	—	13,676
Belgium	—	49,020	—	—	49,020
Bermuda	5,850	—	—	—	5,850
Brazil	3,832	—	—	—	3,832
Canada	116,477	—	—	—	116,477
Cayman Islands	5,857	33,977	—	—	39,834
China	34,117	23,111	—	—	57,228
Denmark	—	44,981	—	—	44,981
Finland	—	18,484	—	—	18,484
France	—	262,487	—	—	262,487
Germany	6,716	196,090	—	—	202,806
Hong Kong	—	70,590	—	—	70,590
India	17,364	—	—	—	17,364
Indonesia	—	6,542	—	—	6,542
Ireland	12,824	733	—	—	13,557
Israel	3,557	18,383	—	—	21,940
Italy	—	83,942	—	—	83,942
Japan	—	536,059	—	—	536,059
Jersey	—	5,981	—	—	5,981
Luxembourg	—	5,108	—	—	5,108
Mexico	10,113	—	—	—	10,113
Netherlands	7,446	110,032	—	—	117,478
Norway	—	30,129	—	—	30,129
Portugal	—	9,502	—	—	9,502
Russia	—	12,957	—	—	12,957
Singapore	—	19,770	—	—	19,770
South Korea	—	55,245	—	—	55,245
Spain	—	62,403	—	—	62,403
Sweden	—	60,985	—	—	60,985
Switzerland	—	219,526	—	—	219,526

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 65

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Taiwan	—	10,040	—	—	10,040
United Kingdom	25,954	357,762	—	—	383,716
United States	88,644	11,709	—	—	100,353
Preferred Stocks	—	37,206	—	—	37,206
Warrants & Rights	—	2	—	—	2
Short-Term Investments	—	40,378	—	201,763	242,141
Other Securities	—	—	—	34,402	34,402
Total Investments	338,751	2,496,276	—	236,165	3,071,192

Other Financial Instruments
Assets
Futures Contracts	5,591	—	—	—	5,591
Foreign Currency Exchange Contracts	20	43,205	—	—	43,225
Liabilities
Futures Contracts	(14,795)	—	—	—	(14,795)
Foreign Currency Exchange Contracts	(18)	(24,999)	—	—	(25,017)
Total Other Financial Instruments*	$(9,202)	$18,206	$—	$—	$9,004

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	372,377
Consumer Staples	194,379
Energy	154,777
Financial Services	787,673
Health Care	199,776
Materials and Processing	253,844
Producer Durables	314,326
Technology	339,050
Utilities	178,445
Warrants and Rights	2
Short-Term Investments	242,141
Other Securities	34,402
Total Investments	3,071,192

See accompanying notes which are an integral part of this quarterly report.

66 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.3%			China Construction Bank Corp. Class H	4,931,000	5,690
Australia - 1.1%			China Hongxing Sports, Ltd. (Å)(Æ)(Š)	6,320,000	—
AGL Energy, Ltd.	35,761	675	Gree Electric Appliances, Inc. of Zhuhai
Commonwealth Bank of Australia - ADR	24,461	1,553	Class A	463,600	4,119
CSL, Ltd.	4,645	548	JD. com, Inc. - ADR(Æ)	83,747	4,123
Macquarie Group, Ltd.	115,969	9,630	Ping An Insurance Group Co. of China,
Treasury Wine Estates, Ltd.	439,897	6,058	Ltd. Class H	671,592	7,991
Washington H Soul Pattinson & Co. , Ltd.	35,735	496	Sinopharm Group Co. , Ltd. Class H	349,200	1,540
Wesfarmers, Ltd. (Æ)	19,810	699	Vipshop Holdings, Ltd. - ADR(Æ)	152,257	2,517
Woodside Petroleum, Ltd.	39,447	1,051			38,627
Woolworths Group, Ltd.	47,525	1,032
WorleyParsons, Ltd. (Æ)	315,480	3,688	Colombia - 0.3%
		25,430	Bancolombia SA	564,500	6,468

Austria - 0.5%			Denmark - 0.2%
Andritz AG	114,600	6,878	Danske Bank A/S	19,902	808
BAWAG Group AG(Æ)(Þ)	61,875	3,603	DSV A/S	44,461	3,658
		10,481	Pandora A/S	7,791	740
					5,206
Belgium - 0.6%
Ageas	86,316	4,561	Finland - 0.4%
Anheuser-Busch InBev SA	7,985	906	Kone OYJ Class B	116,646	6,676
Colruyt SA	15,447	855	Neste OYJ	16,753	1,159
Proximus	20,389	688	Sampo OYJ Class A	13,243	769
Solvay SA	43,895	6,359			8,604
		13,369
			France - 3.3%
Bermuda - 0.1%			Air Liquide SA Class A	40,242	5,425
Assured Guaranty, Ltd.	35,165	1,251	AXA SA	21,933	722
Everest Re Group, Ltd.	2,816	647	BNP Paribas SA	199,193	16,467
XL Group, Ltd. (Ñ)	16,139	595	Cie Generale des Etablissements
		2,493	Michelin Class B	47,000	7,514
			Credit Agricole SA	27,866	526
Brazil - 0.6%			Engie SA	62,604	1,087
Gerdau SA - ADR	1,077,469	4,827	Imerys SA	73,389	7,866
Itau Unibanco Holding SA - ADR	337,916	5,542	Ipsos SA	81,276	3,103
Localiza Rent a Car SA(Æ)	71,700	580	Orange SA - ADR	33,836	611
Lojas Renner SA	266,900	3,172	Publicis Groupe SA - ADR	66,296	4,583
		14,121	Safran SA	50,599	5,712
			Sanofi - ADR	28,488	2,510
Canada - 1.2%			Schneider Electric SE	7,538	707
Bank of Montreal	8,725	719	Societe Generale SA	10,854	632
Bank of Nova Scotia (The)	13,192	876	Total SA	39,764	2,305
BCE, Inc.	18,597	870	Unibail-Rodamco SE(ö)	2,300	590
Brookfield Asset Management, Inc.			Veolia Environnement SA	42,210	1,064
Class A	19,417	813	Vinci SA	110,736	11,959
Canadian Imperial Bank of Commerce	19,346	1,917			73,383
Magna International, Inc. Class A	119,523	6,827
Methanex Corp.	124,400	7,852	Germany - 4.2%
Royal Bank of Canada - GDR	32,022	2,742	adidas AG	17,251	4,012
Sun Life Financial, Inc.	36,347	1,577	Allianz SE	8,116	2,050
Toronto Dominion Bank	45,068	2,741	BASF SE	71,094	8,326
		26,934	Brenntag AG	66,899	4,337
			Daimler AG	76,568	7,001
Cayman Islands - 1.2%			Deutsche Boerse AG	70,819	9,087
Melco Crown Entertainment, Ltd. - ADR	154,152	4,591	Deutsche Lufthansa AG	29,242	1,043
Tencent Holdings, Ltd.	387,440	22,941	Deutsche Telekom AG	413,397	7,248
		27,532	DMG Mori AG	10,537	625

China - 1.7%			Freenet AG	195,300	7,480
Agricultural Bank of China, Ltd. Class H	2,825,000	1,734	Hannover Rueck SE	61,047	8,346
Alibaba Group Holding, Ltd. - ADR(Æ)	53,421	10,913	Lanxess AG	85,892	7,488

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 67

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Linde AG(Æ)	29,200	7,127	Eisai Co. , Ltd.	32,200	1,820
Linde AG	3,117	711	FamilyMart UNY Holdings Co. , Ltd.	13,500	907
Muenchener Rueckversicherungs-			Honda Motor Co. , Ltd.	382,777	13,474
Gesellschaft AG in Muenchen	42,640	10,036	Idemitsu Kosan Co. , Ltd.	103,000	3,875
Rhoen Klinikum AG	24,362	959	Inpex Corp.	232,600	3,024
Siemens AG	7,623	1,156	Japan Retail Fund Investment Corp. (ö)	391	780
Symrise AG	86,120	7,200	Japan Tobacco, Inc.	57,600	1,909
		94,232	JX Holdings, Inc.	329,050	2,201
			Kansai Electric Power Co. , Inc. (The)	502,200	6,252
Hong Kong - 0.7%			KDDI Corp.	384,400	9,732
Cathay Pacific Airways, Ltd. (Æ)	854,300	1,357	Kuraray Co. , Ltd.	36,400	685
China Overseas Land & Investment, Ltd.	788,400	3,049	Mitsubishi UFJ Financial Group, Inc.	500,300	3,781
China Resources Power Holdings Co. ,			Mixi, Inc.	112,300	4,963
Ltd.	1,124,500	2,076	Mizuho Financial Group, Inc.	1,786,300	3,374
CLP Holdings, Ltd.	86,035	878	Nexon Co. , Ltd. (Æ)	301,300	10,010
CSPC Pharmaceutical Group, Ltd.	1,244,000	2,755	NH Foods, Ltd.	24,000	577
Hang Seng Bank, Ltd.	133,001	3,165	Nikon Corp.	42,700	832
Link Real Estate Investment Trust(ö)	119,298	1,056	Nintendo Co. , Ltd.	5,800	2,554
		14,336	Nippon Telegraph & Telephone Corp.	47,686	2,279
			Nissan Motor Co. , Ltd.	90,300	966
India - 0.8%			Nissin Foods Holdings Co. , Ltd.	11,800	873
HDFC Bank, Ltd.	161,733	5,103	NTT DOCOMO, Inc.	77,100	1,916
IndusInd Bank, Ltd.	184,935	5,098	ORIX Corp.	197,500	3,700
Infosys, Ltd. - ADR(Ñ)	451,200	8,126	Orix JREIT, Inc. (ö)	472	728
		18,327	Recruit Holdings Co. , Ltd.	34,900	853

Indonesia - 0.2%			Sekisui House, Ltd.	35,500	652
Bank Central Asia Tbk PT	2,171,527	3,682	Showa Shell Sekiyu KK	197,200	2,795
			Sony Corp.	106,400	5,093
Ireland - 1.1%			Sumitomo Mitsui Financial Group, Inc.	264,100	11,929
Accenture PLC Class A	19,705	3,167	Taisei Corp.	15,509	793
CRH PLC	12,718	473	Takeda Pharmaceutical Co. , Ltd.	70,300	4,144
Glenveagh Properties PLC(Æ)(Þ)	504,961	761	Tokyo Electric Power Co. Holdings, Inc.
Greencore Group PLC Class A	2,502,699	6,914	(Æ)	245,000	995
Medtronic PLC	154,965	13,310	Toyota Motor Corp.	49,000	3,373
		24,625			132,007

Israel - 0.4%			Jersey - 0.0%
Bank Leumi Le-Israel BM	104,087	640	Glencore PLC(Æ)	146,063	838
Mizrahi Tefahot Bank, Ltd.	28,241	550
Teva Pharmaceutical Industries, Ltd.			Luxembourg - 0.2%
- ADR(Ñ)	386,300	7,885	Samsonite International SA	682,500	2,958
		9,075	Tenaris SA	93,539	1,633
					4,591
Italy - 0.5%
Enel SpA	552,626	3,504	Malaysia - 0.0%
ENI SpA - ADR	52,117	937	CIMB Group Holdings BHD	129,400	240

Intesa Sanpaolo SpA	220,038	863	Netherlands - 1.0%
Parmalat SpA(Å)	188,306	731	Heineken NV	110,125	12,376
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	832	ING Groep NV	32,747	644
UniCredit SpA	169,303	3,726	Koninklijke Ahold Delhaize NV	66,671	1,488
		10,593	Koninklijke Vopak NV	15,774	713

Japan - 5.9%			Royal Dutch Shell PLC Class A	23,909	840
Aeon Co. , Ltd.	31,800	543	SBM Offshore NV	60,098	1,122
ANA Holdings, Inc.	20,400	832	Yandex NV Class A(Æ)	108,143	4,188
Aozora Bank, Ltd.	28,500	1,160			21,371

Asahi Group Holdings, Ltd.	132,500	6,686	Norway - 0.9%
Bridgestone Corp.	73,300	3,576	DNB ASA	364,223	7,387
Canon, Inc.	88,000	3,530	Marine Harvest ASA	31,565	545
Chubu Electric Power Co. , Inc.	68,100	857	SpareBank 1 SR-Bank ASA(Å)	452,852	5,403
Daito Trust Construction Co. , Ltd.	17,000	2,984

See accompanying notes which are an integral part of this quarterly report.

68 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yara International ASA	149,400	7,179	Nestle SA	195,059	16,835
		20,514	Novartis AG	104,691	9,473
			Roche Holding AG	59,961	14,764
Panama - 0.3%			SGS SA	454	1,220
Carnival Corp.	91,797	6,574	Sika AG	447	3,868
			St. Galler Kantonalbank AG	961	539
Portugal - 0.1%			Swiss Prime Site AG Class A(Æ)	7,978	771
Energias de Portugal SA	834,553	2,931	Swiss Re AG	16,873	1,665

Puerto Rico - 0.3%			Swisscom AG	1,593	870
Popular, Inc.	160,600	6,527	Transocean, Ltd. (Æ)(Ñ)	60,322	651
			UBS Group AG(Æ)	516,304	10,488
Russia - 0.7%					74,434
Sberbank of Russia PJSC Class T	2,710,629	12,747
Sberbank of Russia PJSC - ADR	148,900	3,002	Taiwan - 1.2%
		15,749	Taiwan Semiconductor Manufacturing
			Co. , Ltd. - ADR	579,900	26,275
Singapore - 0.7%
DBS Group Holdings, Ltd.	119,300	2,397	Thailand - 0.6%
Singapore Telecommunications, Ltd.	375,800	1,014	Kasikornbank PCL	824,400	6,054
United Overseas Bank, Ltd.	610,184	12,743	Siam Commercial Bank PCL (The)	1,426,800	7,169
		16,154			13,223

South Korea - 3.6%			United Kingdom - 6.4%
Hugel, Inc. (Æ)	4,561	2,414	3i Group PLC	68,121	901
Hyundai Mobis Co. , Ltd.	24,980	5,790	Aon PLC	8,178	1,163
Hyundai Motor Co.	26,537	4,013	AstraZeneca PLC - ADR	160,590	5,630
Kia Motors Corp.	165,800	5,383	AstraZeneca PLC	12,704	880
LG Uplus Corp.	406,800	5,448	Babcock International Group PLC	787,700	7,677
Samsung Electronics Co. , Ltd.	21,895	51,307	Barclays PLC	4,192,706	11,916
Shinhan Financial Group Co. , Ltd.	51,479	2,548	BBA Aviation PLC	1,042,919	5,211
SK Hynix, Inc.	47,400	3,270	Bellway PLC	149,079	7,032
		80,173	Berkeley Group Holdings PLC	14,586	822
			BHP Billiton PLC - ADR	174,700	7,778
Spain - 0.7%			BHP Billiton PLC	52,084	1,158
Aedas Homes SAU(Æ)(Þ)	39,793	1,552	BP PLC	1,760,950	12,540
Banco de Sabadell SA - ADR	2,876,600	6,828	British American Tobacco PLC	149,246	10,203
Banco Santander SA - ADR(Ñ)	96,946	720	Cineworld Group PLC	493,500	3,617
CaixaBank SA	109,234	589	Diageo PLC	24,038	865
Iberdrola SA	186,718	1,521	GlaxoSmithKline PLC - ADR	48,056	896
Neinor Homes SA(Æ)(Þ)	67,755	1,556	HSBC Holdings PLC	161,010	1,718
Red Electrica Corp. SA	48,985	1,038	Imperial Tobacco Group PLC	83,644	3,443
Repsol SA - ADR	65,745	1,237	John Wood Group PLC	141,161	1,299
		15,041	Just Eat PLC(Æ)	310,323	3,596
			Kingfisher PLC	216,781	1,068
Sweden - 0.9%			Lloyds Banking Group PLC	569,236	562
Duni AB(Å)	256,957	3,874	Marks & Spencer Group PLC	983,500	4,208
Loomis AB Class B	110,360	4,414	National Grid PLC	72,968	836
Lundin Petroleum AB	90,784	2,264	Next PLC	119,600	8,648
Skandinaviska Enskilda Banken AB			Persimmon PLC Class A	21,763	773
Class A	63,959	808	Prudential PLC	168,783	4,570
Svenska Handelsbanken AB Class A	443,187	6,451	Reckitt Benckiser Group PLC	8,402	812
Swedbank AB Class A	73,079	1,869	RELX NV	37,471	834
		19,680	Rio Tinto PLC - ADR(Ñ)	116,786	6,553
			Rio Tinto PLC	16,559	921
Switzerland - 3.3%			Royal Bank of Scotland Group PLC(Æ)	1,320,083	5,396
ABB, Ltd.	60,647	1,691	Royal Dutch Shell PLC Class B	51,036	1,811
Adecco SA	6,961	572	Standard Chartered PLC	654,742	7,623
Allreal Holding AG	3,900	679	Subsea 7 SA	104,675	1,630
Chubb, Ltd.	59,968	9,364	Taylor Wimpey PLC	2,888,016	7,818
Clariant AG(Æ)	18,976	543
EMS-Chemie Holding AG	600	441

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 69

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vodafone Group PLC	292,419	933	Coca-Cola Co. (The)	66,623	3,171
		143,341	Colgate-Palmolive Co.	21,057	1,563
			Comcast Corp. Class A	244,833	10,412
United States - 49.2%			ConAgra Foods, Inc.	21,168	804
3M Co.	14,969	3,750	Consolidated Edison, Inc.	7,132	573
Abbott Laboratories	13,945	867	CoStar Group, Inc. (Æ)	20,082	6,951
Adobe Systems, Inc. (Æ)	23,254	4,645	Costco Wholesale Corp.	5,650	1,101
ADT, Inc. (Æ)(Ñ)	324,300	4,047	CSX Corp.	98,280	5,579
Aflac, Inc.	23,363	2,061	Cummins, Inc.	8,706	1,637
Air Products & Chemicals, Inc.	8,549	1,439	CVS Health Corp.	23,516	1,850
Allergan PLC	28,984	5,225	Darden Restaurants, Inc.	14,536	1,393
ALLETE, Inc.	84,500	6,121	Deere & Co.	32,111	5,344
Allstate Corp. (The)	21,365	2,110	Delta Air Lines, Inc.	11,480	652
Alphabet, Inc. Class A(Æ)	3,240	3,830	Dime Community Bancshares, Inc.	177,661	3,376
Alphabet, Inc. Class C(Æ)	53,529	62,627	Dollar Tree, Inc. (Æ)	46,489	5,346
Altria Group, Inc.	13,077	920	DowDuPont, Inc.	18,249	1,379
Amazon. com, Inc. (Æ)	8,980	13,028	DR Horton, Inc.	222,244	10,901
American Electric Power Co. , Inc.	12,631	869	Dr Pepper Snapple Group, Inc.	22,480	2,683
American Express Co.	69,868	6,945	Duke Energy Corp.	10,736	843
American International Group, Inc.	28,693	1,834	Eaton Corp. PLC	7,696	646
Ameris Bancorp	132,620	7,102	eBay, Inc. (Æ)	118,700	4,817
Analog Devices, Inc.	11,908	1,094	Edwards Lifesciences Corp. (Æ)	38,200	4,835
Annaly Capital Management, Inc. (ö)	92,528	975	Eli Lilly & Co.	17,903	1,458
Anthem, Inc. (Æ)	71,700	17,771	Emerson Electric Co.	18,641	1,346
Apple, Inc.	167,885	28,110	Estee Lauder Cos. , Inc. (The) Class A	8,623	1,164
Applied Materials, Inc.	14,418	773	Exact Sciences Corp. (Æ)	105,773	5,258
ArcelorMittal SA(Æ)(Ñ)	83,566	3,041	Expedia, Inc.	5,151	659
Archer-Daniels-Midland Co.	17,172	738	Express Scripts Holding Co. (Æ)	10,239	811
AT&T, Inc.	67,850	2,541	Exxon Mobil Corp.	58,768	5,130
Automatic Data Processing, Inc.	12,663	1,566	Facebook, Inc. Class A(Æ)	187,416	35,027
AvalonBay Communities, Inc. (ö)	4,207	717	Fifth Third Bancorp	173,990	5,759
Avnet, Inc.	171,100	7,272	FleetCor Technologies, Inc. (Æ)	21,236	4,513
Baker Hughes, a GE Co. , LLC	42,376	1,362	Foot Locker, Inc.	19,716	969
Bank of America Corp.	1,193,999	38,209	Ford Motor Co.	67,398	739
Bank of New York Mellon Corp. (The)	18,387	1,043	Franklin Resources, Inc.	180,841	7,670
Baxter International, Inc.	65,771	4,737	General Dynamics Corp.	35,368	7,868
BB&T Corp.	13,978	771	General Electric Co.	74,594	1,206
Becton Dickinson and Co.	45,738	11,112	General Mills, Inc.	25,006	1,463
Berkshire Hathaway, Inc. Class B(Æ)	21,076	4,518	General Motors Co.	40,534	1,719
BlackRock, Inc. Class A	4,220	2,371	Genuine Parts Co.	10,479	1,091
Boeing Co. (The)	9,886	3,503	Gilead Sciences, Inc.	144,284	12,091
Boston Scientific Corp. (Æ)	158,071	4,420	Goldman Sachs Group, Inc. (The)	5,789	1,551
Bristol-Myers Squibb Co.	122,212	7,650	Guidewire Software, Inc. (Æ)	46,000	3,655
Brookline Bancorp, Inc.	158,576	2,537	Halliburton Co.	58,100	3,120
CA, Inc.	21,267	762	Hartford Financial Services Group, Inc.	14,976	880
Cabot Oil & Gas Corp.	384,000	10,118	Hewlett Packard Enterprise Co.	191,800	3,146
CalAtlantic Group, Inc. (Æ)	92,884	5,214	Hilton Worldwide Holdings, Inc.	55,881	4,786
Capital One Financial Corp.	83,083	8,637	Hologic, Inc. (Æ)	153,239	6,543
Carter's, Inc.	59,800	7,194	Home Depot, Inc. (The)	18,686	3,754
CH Robinson Worldwide, Inc.	8,817	806	Honeywell International, Inc.	5,056	807
Charles Schwab Corp. (The)	162,749	8,681	Huntington Bancshares, Inc.	61,326	992
Charter Communications, Inc. Class			Hyatt Hotels Corp. Class A	15,330	1,246
A(Æ)	34,919	13,173	Intel Corp.	300,578	14,469
Chevron Corp.	32,415	4,063	Intercontinental Exchange, Inc.	142,421	10,516
Cigna Corp.	78,726	16,402	International Bancshares Corp.	160,018	6,641
Cincinnati Financial Corp.	9,626	740	International Business Machines Corp.	7,977	1,306
Cisco Systems, Inc.	59,279	2,462	JetBlue Airways Corp. (Æ)	19,180	400
Citigroup, Inc.	232,325	18,233	JM Smucker Co. (The)	63,908	8,109
Clorox Co. (The)	15,189	2,152	Johnson & Johnson	137,612	19,016
CME Group, Inc. Class A	37,832	5,807	JPMorgan Chase & Co.	309,175	35,763

See accompanying notes which are an integral part of this quarterly report.

70 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
Kellogg Co. (Ñ)	11,629	792	Target Corp.		14,261		1,073
Kimberly-Clark Corp.	12,684	1,484	TD Ameritrade Holding Corp.		95,004		5,300
Kroger Co. (The)	226,655	6,881	Texas Instruments, Inc.		17,568		1,927
L Brands, Inc.	138,700	6,947	Thermo Fisher Scientific, Inc.		3,967		889
Lam Research Corp.	41,031	7,858	Thomson Reuters Corp.		23,597		1,021
Lennar Corp. Class A	108,400	6,792	Trade Desk, Inc. (The) Class A(Æ)(Ñ)		88,110		4,272
Lennar Corp. Class B	2,078	105	Travelers Cos. , Inc. (The)		16,438		2,464
Liberty Broadband Corp. Class C(Æ)	9,130	872	Tyson Foods, Inc. Class A		81,300		6,188
Liberty Interactive Corp. (Æ)	18,076	1,065	Union Pacific Corp.		14,830		1,980
Lockheed Martin Corp.	8,315	2,951	United Parcel Service, Inc. Class B		10,502		1,337
Marathon Petroleum Corp.	104,200	7,218	United Technologies Corp.		16,909		2,334
MasterCard, Inc. Class A	26,684	4,510	UnitedHealth Group, Inc.		189,832		44,948
McDonald's Corp.	19,386	3,318	US Bancorp		37,297		2,131
Merck & Co. , Inc.	102,483	6,072	Valero Energy Corp.		20,065		1,926
Meritage Homes Corp. (Æ)	6,000	285	Verizon Communications, Inc.		152,307		8,235
Microchip Technology, Inc.	49,368	4,701	Visa, Inc. Class A		89,961		11,176
Micron Technology, Inc. (Æ)	155,552	6,801	Visteon Corp. (Æ)		8,570		1,115
Microsoft Corp.	386,945	36,764	VMware, Inc. Class A(Æ)(Ñ)		7,375		913
Morgan Stanley	23,518	1,330	Walgreens Boots Alliance, Inc.		9,639		725
MSC Industrial Direct Co. , Inc. Class A	14,649	1,375	Wal-Mart Stores, Inc.		36,467		3,887
NewMarket Corp.	1,468	584	Walt Disney Co. (The)		15,929		1,731
NextEra Energy, Inc.	49,352	7,818	Waste Management, Inc.		32,313		2,857
Northrop Grumman Corp.	2,607	888	Waters Corp. (Æ)		4,439		957
NVIDIA Corp.	103,203	25,369	Wausau Paper Corp.		296,278		5,377
Occidental Petroleum Corp.	30,026	2,251	Wayfair, Inc. Class A(Æ)(Ñ)		34,695		3,192
Omnicom Group, Inc.	9,450	724	Web. com Group, Inc. (Æ)		265,400		6,171
Oracle Corp.	12,485	644	Webster Financial Corp.		118,100		6,687
Packaging Corp. of America	56,355	7,080	WEC Energy Group, Inc. (Æ)		16,191		1,041
PayPal Holdings, Inc. (Æ)	54,314	4,634	Wells Fargo & Co.		42,670		2,807
PepsiCo, Inc.	108,058	13,000	WESCO International, Inc. (Æ)		105,500		7,190
Pfizer, Inc.	457,764	16,956	Westar Energy, Inc. Class A		21,937		1,133
PG&E Corp.	13,564	576	Western Union Co. (The)		343,000		7,131
Phillips 66	19,263	1,973	Workday, Inc. Class A(Æ)		43,918		5,265
PNC Financial Services Group, Inc.			Xerox Corp.		200,350		6,838
(The)	5,407	854	Zillow Group, Inc. (Æ)(Ñ)		67,080		2,982
Praxair, Inc.	53,810	8,690	Zimmer Biomet Holdings, Inc.		6,609		840
Principal Financial Group, Inc.	15,124	1,022					1,097,796
Procter & Gamble Co. (The)	43,431	3,750
Progressive Corp. (The)	24,675	1,335	Virgin Islands, British - 0.2%
Prudential Financial, Inc.	4,970	591	J2 Acquisition, Ltd. (Å)(Æ)		302,824		2,893
Public Service Enterprise Group, Inc.	16,967	880	Ocelot Partners, Ltd. (Å)(Æ)		144,126		1,373
Public Storage(ö)	4,708	922					4,266
QUALCOMM, Inc.	21,405	1,461
Quest Diagnostics, Inc.	70,399	7,450	Total Common Stocks
Raytheon Co.	11,007	2,300	(cost $1,527,708)				2,129,243
Regal Entertainment Group Class A	294,585	6,740
Regions Financial Corp.	32,600	627	Options Purchased - 0.0%
Republic Services, Inc. Class A	10,620	731	(Number of Contracts)
Rockwell Automation, Inc.	5,570	1,099	S&P 500 Index
			Bank of America Mar 2018 2,374.29
Salesforce. com, Inc. (Æ)	77,465	8,824		USD	102,600	(ÿ)	139
			Put (43,213)
Schlumberger, Ltd.	30,653	2,255	Total Options Purchased
ServiceNow, Inc. (Æ)	34,371	5,117	(cost $2,217)				139
Southern Co. (The)	16,733	755	Warrants & Rights - 0.0%
Starwood Property Trust, Inc. (ö)	39,066	797	Italy - 0.0%
State Street Corp.	10,847	1,195	UniCredit SpA(Æ)
SunTrust Banks, Inc.	9,220	652	2018 Rights		173,471		1
Symantec Corp.	26,234	714
Synchrony Financial	85,039	3,374	Virgin Islands, British - 0.0%
Sysco Corp.	18,543	1,166	J2 Acquisition, Ltd. (Æ)
Tapestry, Inc.	13,713	645	2020 Warrants		302,800		148

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 71

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Ocelot Partners, Ltd. (Æ)
	2020 Warrants	144,126		86
				234

	Total Warrants & Rights
	(cost $4)			235

	Short-Term Investments - 4.6%
	United States - 4.6%
	U. S. Cash Management Fund(@)	81,797,711	(8)	81,807
	United States Treasury Bills
	1.067% due 02/22/18(~)	2,400		2,398
	0.014% due 05/10/18(~)	6,600		6,574
	0.010% due 05/31/18(~)	10,200		10,150
	1.579% due 07/05/18(~)	2,200		2,185
				103,114
	Total Short-Term Investments
	(cost $103,112)			103,114

	Other Securities - 2.0%
	U. S. Cash Collateral Fund(×)(@)	43,951,148	(8)	43,951
	Total Other Securities
	(cost $43,951)			43,951

	Total Investments 101.9%
	(identified cost $1,676,992)			2,276,682

	Other Assets and Liabilities, Net
-	(1.9%)			(43,226)
	Net Assets - 100.0%			2,233,456

See accompanying notes which are an integral part of this quarterly report.

72 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.6%
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	764	—
Duni AB	09/25/17	SEK	256,957	10.63	2,731	3,874
J2 Acquisition, Ltd.	10/05/17	USD	302,824	9.99	3,025	2,893
Ocelot Partners, Ltd.	03/08/17	USD	144,126	9.99	1,440	1,373
Parmalat SpA	09/29/17	EUR	188,306	2.70	509	731
SpareBank 1 SR-Bank ASA	05/27/14	NOK	452,852	8.75	3,961	5,403
						14,274
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	45	EUR	2,466	02/18	(18)
DAX Index Futures	5	EUR	1,648	03/18	(26)
EURO STOXX 50 Index Futures	1,456	EUR	52,416	03/18	134
FTSE 100 Index Futures	18	GBP	1,344	03/18	(45)
Hang Seng Index Futures	3	HKD	4,927	02/18	4
OMXS30 Index Futures	24	SEK	3,816	02/18	(11)
S&P 400 E-Mini Index Futures	7	USD	1,368	03/18	(3)
S&P 500 E-Mini Index Futures	437	USD	61,744	03/18	1,937
S&P Energy Select Sector Index Futures	363	USD	27,367	03/18	1,972
S&P/TSX 60 Index Futures	7	CAD	1,320	03/18	(25)
SPI 200 Index Futures	8	AUD	1,196	03/18	(10)
TOPIX Index Futures	527	JPY	9,694,164	03/18	2,188
Short Positions
FTSE 100 Index Futures	159	GBP	11,873	03/18	(80)
Hang Seng Index Futures	60	HKD	98,532	02/18	(85)
MSCI Emerging Markets Mini Index Futures	2,198	USD	138,232	03/18	(14,736)
NASDAQ 100 E-Mini Futures	404	USD	56,257	03/18	(3,747)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(12,551)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Bank of America	Put	43,213	2,124.36	USD	91,800	03/29/18	(44)
Total Liability for Options Written (premiums received $835)								(44)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	75	AUD	100	03/22/18	6
Bank of America	USD	280	AUD	372	03/22/18	20
Bank of America	USD	2,455	AUD	3,200	03/22/18	124

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 73

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4,962	AUD	6,500	03/22/18	275
Bank of America	USD	6,496	AUD	8,642	03/22/18	467
Bank of America	USD	9,549	AUD	12,463	03/22/18	492
Bank of America	USD	413	CAD	531	03/22/18	18
Bank of America	USD	1,285	CAD	1,650	03/22/18	57
Bank of America	USD	3,534	CAD	4,500	03/22/18	127
Bank of America	USD	4,304	CAD	5,500	03/22/18	170
Bank of America	USD	6,979	CAD	8,960	03/22/18	310
Bank of America	USD	12,152	CAD	15,000	03/22/18	50
Bank of America	USD	785	EUR	633	02/02/18	1
Bank of America	USD	1,290	EUR	1,040	02/02/18	1
Bank of America	USD	1,902	EUR	1,533	02/02/18	2
Bank of America	USD	355	EUR	300	03/22/18	18
Bank of America	USD	2,121	EUR	1,787	03/22/18	105
Bank of America	USD	12,384	EUR	10,000	03/22/18	71
Bank of America	USD	15,532	EUR	13,087	03/22/18	768
Bank of America	USD	17,227	EUR	14,500	03/22/18	834
Bank of America	USD	134	GBP	100	03/22/18	8
Bank of America	USD	207	GBP	150	03/22/18	6
Bank of America	USD	758	GBP	564	03/22/18	43
Bank of America	USD	2,581	GBP	1,918	03/22/18	147
Bank of America	USD	5,623	GBP	4,000	03/22/18	67
Bank of America	USD	5,669	GBP	4,200	03/22/18	306
Bank of America	USD	196	HKD	1,525	03/22/18	—
Bank of America	USD	512	HKD	4,000	03/22/18	—
Bank of America	USD	1,540	HKD	12,000	03/22/18	(4)
Bank of America	USD	4,486	HKD	35,000	03/22/18	(7)
Bank of America	USD	4,538	HKD	35,375	03/22/18	(11)
Bank of America	USD	17,932	HKD	140,000	03/22/18	(15)
Bank of America	USD	896	JPY	100,000	03/22/18	22
Bank of America	USD	996	JPY	111,648	03/22/18	29
Bank of America	USD	8,962	JPY	1,000,000	03/22/18	223
Bank of America	USD	27,077	JPY	3,035,086	03/22/18	802
Bank of America	USD	66,146	JPY	7,200,000	03/22/18	(11)
Bank of America	USD	261	NOK	2,000	03/22/18	(1)
Bank of America	USD	382	SEK	3,015	02/02/18	—
Bank of America	USD	36	SEK	300	03/22/18	2
Bank of America	USD	130	SEK	1,091	03/22/18	9
Bank of America	USD	1,077	SEK	9,000	03/22/18	69
Bank of America	AUD	100	USD	76	03/22/18	(4)
Bank of America	AUD	500	USD	383	03/22/18	(20)
Bank of America	AUD	4,741	USD	3,563	03/22/18	(256)
Bank of America	AUD	6,200	USD	5,011	03/22/18	16
Bank of America	CAD	150	USD	117	03/22/18	(5)
Bank of America	CAD	250	USD	195	03/22/18	(8)
Bank of America	CAD	600	USD	467	03/22/18	(21)
Bank of America	CAD	12,100	USD	9,413	03/22/18	(430)
Bank of America	CHF	69	USD	74	02/02/18	—
Bank of America	CHF	6,198	USD	6,290	03/22/18	(394)
Bank of America	CHF	11,000	USD	11,769	03/22/18	(94)
Bank of America	DKK	288	USD	48	02/02/18	—
Bank of America	DKK	36,000	USD	5,992	03/22/18	(34)
Bank of America	EUR	361	USD	447	02/01/18	(1)
Bank of America	EUR	17	USD	21	02/02/18	—
Bank of America	EUR	32	USD	40	02/02/18	—
Bank of America	EUR	46	USD	57	02/02/18	—
Bank of America	EUR	49	USD	60	02/02/18	—
Bank of America	EUR	49	USD	61	02/02/18	—

See accompanying notes which are an integral part of this quarterly report.

74 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	60	USD	74	02/02/18	—
Bank of America	EUR	400	USD	476	03/22/18	(22)
Bank of America	EUR	500	USD	598	03/22/18	(25)
Bank of America	EUR	2,000	USD	2,373	03/22/18	(118)
Bank of America	EUR	6,000	USD	7,152	03/22/18	(321)
Bank of America	EUR	7,888	USD	9,361	03/22/18	(463)
Bank of America	EUR	8,000	USD	9,516	03/22/18	(448)
Bank of America	EUR	9,500	USD	11,764	03/22/18	(68)
Bank of America	GBP	33	USD	47	02/02/18	—
Bank of America	GBP	42	USD	60	02/02/18	—
Bank of America	GBP	100	USD	134	03/22/18	(8)
Bank of America	GBP	170	USD	229	03/22/18	(13)
Bank of America	GBP	500	USD	672	03/22/18	(39)
Bank of America	GBP	3,767	USD	5,069	03/22/18	(289)
Bank of America	GBP	11,000	USD	15,463	03/22/18	(184)
Bank of America	HKD	2,000	USD	256	03/22/18	—
Bank of America	HKD	57,895	USD	7,427	03/22/18	18
Bank of America	HKD	80,000	USD	10,247	03/22/18	8
Bank of America	JPY	35,000	USD	313	03/22/18	(9)
Bank of America	JPY	50,000	USD	443	03/22/18	(16)
Bank of America	JPY	100,000	USD	893	03/22/18	(25)
Bank of America	JPY	900,000	USD	8,041	03/22/18	(226)
Bank of America	JPY	2,053,000	USD	18,315	03/22/18	(542)
Bank of America	JPY	3,000,000	USD	27,560	03/22/18	4
Bank of America	NOK	56,295	USD	6,815	03/22/18	(499)
Bank of America	NOK	90,000	USD	11,654	03/22/18	(38)
Bank of America	NZD	8,000	USD	5,841	03/22/18	(51)
Bank of America	SEK	400	USD	48	03/22/18	(3)
Bank of America	SEK	500	USD	60	03/22/18	(4)
Bank of America	SEK	1,000	USD	120	03/22/18	(8)
Bank of America	SEK	10,625	USD	1,264	03/22/18	(89)
BNP Paribas	USD	76	AUD	100	03/22/18	5
BNP Paribas	USD	160	AUD	200	03/22/18	1
BNP Paribas	USD	157	CAD	200	03/22/18	6
BNP Paribas	USD	240	CAD	300	03/22/18	4
BNP Paribas	USD	475	EUR	400	03/22/18	22
BNP Paribas	USD	606	EUR	500	03/22/18	17
BNP Paribas	USD	1,227	EUR	1,000	03/22/18	18
BNP Paribas	USD	134	GBP	100	03/22/18	8
BNP Paribas	USD	417	GBP	300	03/22/18	10
BNP Paribas	USD	64	HKD	500	03/22/18	—
BNP Paribas	USD	115	HKD	900	03/22/18	—
BNP Paribas	USD	359	JPY	40,000	03/22/18	9
BNP Paribas	USD	634	JPY	70,000	03/22/18	9
BNP Paribas	USD	370	NOK	3,000	03/22/18	20
BNP Paribas	USD	36	SEK	300	03/22/18	2
BNP Paribas	USD	87	SEK	700	03/22/18	2
BNP Paribas	AUD	100	USD	78	03/22/18	(2)
BNP Paribas	AUD	350	USD	280	03/22/18	(2)
BNP Paribas	CAD	400	USD	322	03/22/18	(3)
BNP Paribas	EUR	1,500	USD	1,842	03/22/18	(27)
BNP Paribas	GBP	500	USD	696	03/22/18	(15)
BNP Paribas	HKD	1,500	USD	192	03/22/18	—
BNP Paribas	JPY	100,000	USD	903	03/22/18	(15)
BNP Paribas	SEK	1,000	USD	125	03/22/18	(2)
Brown Brothers Harriman	USD	40	AUD	50	03/22/18	—
Brown Brothers Harriman	USD	1,521	AUD	2,000	03/22/18	90
Brown Brothers Harriman	USD	81	CAD	100	03/22/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 75

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	12,463	CAD	16,000	03/22/18	552
Brown Brothers Harriman	USD	539	CHF	500	03/22/18	—
Brown Brothers Harriman	USD	1,019	CHF	1,000	03/22/18	60
Brown Brothers Harriman	USD	335	DKK	2,000	03/22/18	—
Brown Brothers Harriman	USD	238	EUR	200	03/22/18	11
Brown Brothers Harriman	USD	7,115	EUR	6,000	03/22/18	358
Brown Brothers Harriman	USD	142	GBP	100	03/22/18	1
Brown Brothers Harriman	USD	20,122	GBP	15,000	03/22/18	1,216
Brown Brothers Harriman	USD	51	HKD	400	03/22/18	—
Brown Brothers Harriman	USD	385	HKD	3,000	03/22/18	(1)
Brown Brothers Harriman	USD	276	JPY	30,000	03/22/18	(1)
Brown Brothers Harriman	USD	1,787	JPY	200,000	03/22/18	50
Brown Brothers Harriman	USD	650	NOK	5,000	03/22/18	—
Brown Brothers Harriman	USD	368	NZD	500	03/22/18	—
Brown Brothers Harriman	USD	54	SEK	425	02/01/18	—
Brown Brothers Harriman	USD	143	SEK	1,131	02/01/18	—
Brown Brothers Harriman	USD	627	SEK	4,944	02/01/18	—
Brown Brothers Harriman	USD	36	SEK	300	03/22/18	2
Brown Brothers Harriman	USD	38	SEK	300	03/22/18	—
Brown Brothers Harriman	USD	121	SEK	1,000	03/22/18	7
Brown Brothers Harriman	AUD	102	USD	83	02/02/18	1
Brown Brothers Harriman	AUD	200	USD	156	03/22/18	(5)
Brown Brothers Harriman	AUD	200	USD	161	03/22/18	—
Brown Brothers Harriman	AUD	300	USD	231	03/22/18	(10)
Brown Brothers Harriman	AUD	300	USD	238	03/22/18	(4)
Brown Brothers Harriman	AUD	300	USD	242	03/22/18	—
Brown Brothers Harriman	AUD	300	USD	242	03/22/18	1
Brown Brothers Harriman	AUD	800	USD	616	03/22/18	(29)
Brown Brothers Harriman	CAD	120	USD	96	03/22/18	(2)
Brown Brothers Harriman	CAD	300	USD	236	03/22/18	(8)
Brown Brothers Harriman	CAD	300	USD	244	03/22/18	—
Brown Brothers Harriman	CAD	600	USD	482	03/22/18	(7)
Brown Brothers Harriman	CAD	900	USD	707	03/22/18	(25)
Brown Brothers Harriman	CAD	1,000	USD	779	03/22/18	(35)
Brown Brothers Harriman	CHF	1,000	USD	1,021	03/22/18	(58)
Brown Brothers Harriman	DKK	32,000	USD	5,099	03/22/18	(257)
Brown Brothers Harriman	EUR	8	USD	10	02/02/18	—
Brown Brothers Harriman	EUR	16	USD	21	02/02/18	—
Brown Brothers Harriman	EUR	150	USD	181	03/22/18	(6)
Brown Brothers Harriman	EUR	700	USD	872	03/22/18	—
Brown Brothers Harriman	EUR	1,500	USD	1,838	03/22/18	(30)
Brown Brothers Harriman	EUR	3,500	USD	4,183	03/22/18	(176)
Brown Brothers Harriman	GBP	100	USD	135	03/22/18	(7)
Brown Brothers Harriman	GBP	300	USD	427	03/22/18	—
Brown Brothers Harriman	GBP	600	USD	826	03/22/18	(28)
Brown Brothers Harriman	GBP	1,000	USD	1,343	03/22/18	(79)
Brown Brothers Harriman	HKD	163	USD	21	02/02/18	—
Brown Brothers Harriman	HKD	274	USD	35	02/02/18	—
Brown Brothers Harriman	HKD	504	USD	64	02/02/18	—
Brown Brothers Harriman	HKD	600	USD	77	03/22/18	—
Brown Brothers Harriman	HKD	1,000	USD	128	03/22/18	—
Brown Brothers Harriman	HKD	1,600	USD	205	03/22/18	—
Brown Brothers Harriman	HKD	3,000	USD	384	03/22/18	—
Brown Brothers Harriman	HKD	3,000	USD	385	03/22/18	1
Brown Brothers Harriman	JPY	2,502	USD	23	02/05/18	—
Brown Brothers Harriman	JPY	4,729	USD	43	02/05/18	—
Brown Brothers Harriman	JPY	5,756	USD	53	02/05/18	—
Brown Brothers Harriman	JPY	5,824	USD	54	02/05/18	—

See accompanying notes which are an integral part of this quarterly report.

76 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	7,248	USD	67	02/05/18	—
Brown Brothers Harriman	JPY	50,000	USD	445	03/22/18	(14)
Brown Brothers Harriman	JPY	70,000	USD	643	03/22/18	—
Brown Brothers Harriman	JPY	100,000	USD	887	03/22/18	(32)
Brown Brothers Harriman	JPY	130,000	USD	1,176	03/22/18	(19)
Brown Brothers Harriman	JPY	250,000	USD	2,218	03/22/18	(78)
Brown Brothers Harriman	JPY	820,000	USD	7,302	03/22/18	(230)
Brown Brothers Harriman	NOK	15,000	USD	1,801	03/22/18	(147)
Brown Brothers Harriman	NZD	15,000	USD	10,481	03/22/18	(567)
Brown Brothers Harriman	SEK	500	USD	61	03/22/18	(2)
Brown Brothers Harriman	SEK	600	USD	76	03/22/18	—
Brown Brothers Harriman	SEK	1,100	USD	137	03/22/18	(3)
Brown Brothers Harriman	SEK	2,000	USD	240	03/22/18	(14)
Brown Brothers Harriman	SEK	3,000	USD	358	03/22/18	(24)
Citibank	USD	549	AUD	700	03/22/18	15
Citibank	USD	6,495	AUD	8,642	03/22/18	468
Citibank	USD	725	CAD	900	03/22/18	7
Citibank	USD	1,285	CAD	1,650	03/22/18	57
Citibank	USD	6,977	CAD	8,960	03/22/18	311
Citibank	USD	3,605	EUR	3,000	03/22/18	132
Citibank	USD	15,543	EUR	13,087	03/22/18	757
Citibank	USD	270	GBP	200	03/22/18	15
Citibank	USD	1,088	GBP	800	03/22/18	50
Citibank	USD	2,582	GBP	1,918	03/22/18	146
Citibank	USD	359	HKD	2,800	03/22/18	—
Citibank	USD	640	HKD	5,000	03/22/18	—
Citibank	USD	4,537	HKD	35,375	03/22/18	(10)
Citibank	USD	1,775	JPY	200,000	03/22/18	62
Citibank	USD	27,108	JPY	3,035,086	03/22/18	769
Citibank	USD	220	SEK	1,800	03/22/18	9
Citibank	AUD	200	USD	161	03/22/18	—
Citibank	AUD	300	USD	235	03/22/18	(7)
Citibank	AUD	300	USD	234	03/22/18	(8)
Citibank	AUD	4,741	USD	3,563	03/22/18	(257)
Citibank	CAD	300	USD	241	03/22/18	(3)
Citibank	CAD	300	USD	243	03/22/18	(1)
Citibank	CAD	500	USD	398	03/22/18	(9)
Citibank	CHF	6,198	USD	6,299	03/22/18	(385)
Citibank	EUR	1,000	USD	1,244	03/22/18	(2)
Citibank	EUR	1,200	USD	1,438	03/22/18	(56)
Citibank	EUR	7,888	USD	9,368	03/22/18	(456)
Citibank	GBP	200	USD	271	03/22/18	(13)
Citibank	GBP	200	USD	285	03/22/18	—
Citibank	GBP	3,767	USD	5,071	03/22/18	(287)
Citibank	HKD	1,000	USD	128	03/22/18	—
Citibank	HKD	1,100	USD	141	03/22/18	—
Citibank	HKD	57,895	USD	7,425	03/22/18	16
Citibank	JPY	37,000	USD	330	03/22/18	(10)
Citibank	JPY	70,000	USD	643	03/22/18	—
Citibank	JPY	2,053,000	USD	18,337	03/22/18	(521)
Citibank	NOK	56,295	USD	6,818	03/22/18	(496)
Citibank	SEK	500	USD	63	03/22/18	—
Citibank	SEK	600	USD	73	03/22/18	(3)
Citibank	SEK	10,625	USD	1,264	03/22/18	(88)
Commonwealth Bank of Australia	USD	280	AUD	372	03/22/18	20
Commonwealth Bank of Australia	USD	6,497	AUD	8,642	03/22/18	466
Commonwealth Bank of Australia	USD	413	CAD	531	03/22/18	18
Commonwealth Bank of Australia	USD	1,286	CAD	1,650	03/22/18	57

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 77

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	6,982	CAD	8,960	03/22/18	307
Commonwealth Bank of Australia	USD	2,123	EUR	1,787	03/22/18	104
Commonwealth Bank of Australia	USD	15,541	EUR	13,087	03/22/18	758
Commonwealth Bank of Australia	USD	757	GBP	564	03/22/18	44
Commonwealth Bank of Australia	USD	2,578	GBP	1,918	03/22/18	150
Commonwealth Bank of Australia	USD	196	HKD	1,525	03/22/18	—
Commonwealth Bank of Australia	USD	4,538	HKD	35,375	03/22/18	(10)
Commonwealth Bank of Australia	USD	997	JPY	111,648	03/22/18	28
Commonwealth Bank of Australia	USD	27,105	JPY	3,035,086	03/22/18	773
Commonwealth Bank of Australia	USD	130	SEK	1,091	03/22/18	9
Commonwealth Bank of Australia	AUD	4,741	USD	3,564	03/22/18	(256)
Commonwealth Bank of Australia	CHF	6,198	USD	6,298	03/22/18	(386)
Commonwealth Bank of Australia	EUR	7,888	USD	9,367	03/22/18	(457)
Commonwealth Bank of Australia	GBP	3,767	USD	5,063	03/22/18	(295)
Commonwealth Bank of Australia	HKD	57,895	USD	7,426	03/22/18	17
Commonwealth Bank of Australia	JPY	2,053,000	USD	18,334	03/22/18	(523)
Commonwealth Bank of Australia	NOK	56,295	USD	6,821	03/22/18	(492)
Commonwealth Bank of Australia	SEK	10,625	USD	1,266	03/22/18	(87)
Royal Bank of Canada	AUD	350	USD	283	03/22/18	1
Royal Bank of Canada	CAD	450	USD	365	03/22/18	(1)
Royal Bank of Canada	EUR	1,500	USD	1,863	03/22/18	(5)
Royal Bank of Canada	GBP	500	USD	705	03/22/18	(6)
Royal Bank of Canada	HKD	1,500	USD	192	03/22/18	—
Royal Bank of Canada	JPY	100,000	USD	888	03/22/18	(31)
Royal Bank of Canada	JPY	120,000	USD	1,104	03/22/18	2
Royal Bank of Canada	SEK	1,000	USD	127	03/22/18	—
State Street	USD	6,493	AUD	8,642	03/22/18	469
State Street	USD	83	BRL	261	02/02/18	(1)
State Street	USD	116	BRL	364	02/02/18	(1)
State Street	USD	572	BRL	1,802	02/02/18	(7)
State Street	USD	1,285	CAD	1,650	03/22/18	57
State Street	USD	6,981	CAD	8,960	03/22/18	308
State Street	USD	15,539	EUR	13,087	03/22/18	762
State Street	USD	2,576	GBP	1,918	03/22/18	152
State Street	USD	4,537	HKD	35,375	03/22/18	(10)
State Street	USD	27,092	JPY	3,035,086	03/22/18	787
State Street	USD	127	NOK	1,000	03/22/18	3
State Street	USD	26	THB	829	02/01/18	—
State Street	AUD	200	USD	157	03/22/18	(4)
State Street	AUD	200	USD	158	03/22/18	(3)
State Street	AUD	450	USD	339	03/22/18	(24)
State Street	AUD	4,741	USD	3,562	03/22/18	(258)
State Street	BRL	2	USD	1	02/05/18	—
State Street	CAD	200	USD	157	03/22/18	(5)
State Street	CAD	300	USD	239	03/22/18	(5)
State Street	CAD	300	USD	239	03/22/18	(5)
State Street	CAD	550	USD	429	03/22/18	(19)
State Street	CHF	6,198	USD	6,297	03/22/18	(387)
State Street	EUR	2	USD	3	02/01/18	—
State Street	EUR	500	USD	596	03/22/18	(26)
State Street	EUR	1,000	USD	1,206	03/22/18	(39)
State Street	EUR	1,000	USD	1,208	03/22/18	(38)
State Street	EUR	2,000	USD	2,371	03/22/18	(120)
State Street	EUR	7,888	USD	9,365	03/22/18	(459)
State Street	GBP	200	USD	269	03/22/18	(16)
State Street	GBP	250	USD	339	03/22/18	(17)
State Street	GBP	300	USD	406	03/22/18	(21)
State Street	GBP	550	USD	736	03/22/18	(46)

See accompanying notes which are an integral part of this quarterly report.

78 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	GBP	3,767	USD	5,061	03/22/18	(298)
State Street	HKD	700	USD	90	03/22/18	—
State Street	HKD	1,000	USD	128	03/22/18	—
State Street	HKD	1,500	USD	192	03/22/18	1
State Street	HKD	57,895	USD	7,426	03/22/18	17
State Street	JPY	75,000	USD	676	03/22/18	(13)
State Street	JPY	80,000	USD	714	03/22/18	(21)
State Street	JPY	120,000	USD	1,063	03/22/18	(39)
State Street	JPY	200,000	USD	1,803	03/22/18	(34)
State Street	JPY	2,053,000	USD	18,326	03/22/18	(532)
State Street	NOK	56,295	USD	6,817	03/22/18	(497)
State Street	SEK	300	USD	36	03/22/18	(2)
State Street	SEK	500	USD	61	03/22/18	(2)
State Street	SEK	500	USD	62	03/22/18	(2)
State Street	SEK	1,200	USD	142	03/22/18	(11)
State Street	SEK	10,625	USD	1,266	03/22/18	(87)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,304

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$—	$25,430	$—	$—	$25,430
Austria	—	10,481	—	—	10,481
Belgium	—	13,369	—	—	13,369
Bermuda	2,493	—	—	—	2,493
Brazil	14,121	—	—	—	14,121
Canada	26,934	—	—	—	26,934
Cayman Islands	4,591	22,941	—	—	27,532
China	17,553	21,074	—	—	38,627
Colombia	6,468	—	—	—	6,468
Denmark	—	5,206	—	—	5,206
Finland	—	8,604	—	—	8,604
France	—	73,383	—	—	73,383
Germany	—	94,232	—	—	94,232
Hong Kong	—	14,336	—	—	14,336
India	8,126	10,201	—	—	18,327
Indonesia	—	3,682	—	—	3,682
Ireland	16,477	8,148	—	—	24,625
Israel	7,885	1,190	—	—	9,075
Italy	—	10,593	—	—	10,593
Japan	—	132,007	—	—	132,007
Jersey	—	838	—	—	838
Luxembourg	—	4,591	—	—	4,591
Malaysia	—	240	—	—	240

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 79

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Netherlands	4,188	17,183	—	—	21,371
Norway	—	20,514	—	—	20,514
Panama	6,574	—	—	—	6,574
Portugal	—	2,931	—	—	2,931
Puerto Rico	6,527	—	—	—	6,527
Russia	—	15,749	—	—	15,749
Singapore	—	16,154	—	—	16,154
South Korea	—	80,173	—	—	80,173
Spain	—	15,041	—	—	15,041
Sweden	—	19,680	—	—	19,680
Switzerland	10,015	64,419	—	—	74,434
Taiwan	26,275	—	—	—	26,275
Thailand	—	13,223	—	—	13,223
United Kingdom	21,124	122,217	—	—	143,341
United States	1,092,419	5,377	—	—	1,097,796
Virgin Islands, British	2,893	1,373	—	—	4,266
Options Purchased	—	139	—	—	139
Warrants & Rights	234	1	—	—	235
Short-Term Investments	—	21,307	—	81,807	103,114
Other Securities	—	—	—	43,951	43,951
Total Investments	1,274,897	876,027	—	125,758	2,276,682

Other Financial Instruments
Assets
Futures Contracts	6,235	—	—	—	6,235
Foreign Currency Exchange Contracts	7	16,295	—	—	16,302
Liabilities
Futures Contracts	(18,786)	—	—	—	(18,786)
Options Written	—	(44)	—	—	(44)
Foreign Currency Exchange Contracts	(10)	(14,988)	—	—	(14,998)
Total Other Financial Instruments*	$(12,554)	$1,263	$—	$—	$(11,291)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

80 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	269,060
Consumer Staples	110,654
Energy	76,904
Financial Services	563,525
Health Care	264,879
Materials and Processing	134,753
Options Purchased	139
Producer Durables	170,628
Technology	444,097
Utilities	94,743
Warrants and Rights	235
Short-Term Investments	103,114
Other Securities	43,951
Total Investments	2,276,682

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 81

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.0%			Cambodia - 0.2%
Argentina - 1.5%			NagaCorp, Ltd. (Å)	7,811,394	6,371
Banco Macro SA - ADR	54,064	5,868
Cresud SACIF y A - ADR(Å)(Ñ)	382,735	8,294	Cayman Islands - 0.3%
IRSA Inversiones y Representaciones			Sands China, Ltd.	1,250,655	7,434
SA - ADR(Å)	108,400	3,113
Pampa Energia SA - ADR(Æ)	82,144	5,791	Chile - 0.6%
Siderar SAIC Class A(Å)	5,383,362	4,551	Banco de Chile	981,729	168
YPF SA - ADR	579,395	13,993	Banco Santander Chile - ADR(Ñ)	100,100	3,409
		41,610	Cencosud SA	30,710	96
			Cia Cervecerias Unidas SA - ADR(Ñ)	254,406	4,683
Bangladesh - 0.4%			Empresa Nacional de
Beximco Pharmaceuticals, Ltd. (Å)	2,785,506	3,553	Telecomunicaciones SA	260,629	3,122
BRAC Bank, Ltd. (Å)	7,475,253	8,684	Enersis Chile SA	22,139,350	2,793
		12,237	Enersis SA(Æ)	14,777,098	3,459
					17,730
Brazil - 6.8%
Alliar Medicos A Frente SA(Æ)	243,896	1,144	China - 22.7%
Ambev SA - ADR	1,128,923	7,756	51job, Inc. - ADR(Æ)	74,018	5,188
Ambev SA	151,071	1,041	58. com, Inc. - ADR(Æ)(Ñ)	22,700	1,813
Atacadao Distribuicao Comercio e			AAC Technologies Holdings, Inc.	199,500	3,332
Industria, Ltd. (Æ)	210,400	1,063	Agile Group Holdings, Ltd.	164,000	295
Azul SA - ADR(Æ)(Ñ)	122,995	3,590	Agricultural Bank of China, Ltd. Class H	30,837,000	18,932
B2W Cia Digital(Æ)	1,564,113	10,431	Air China, Ltd. Class H	3,262,000	4,773
Banco Bradesco SA - ADR	728,618	9,254	Alibaba Group Holding, Ltd. - ADR(Æ)	309,261	63,176
Banco do Brasil SA(Æ)	403,042	5,020	Aluminum Corp. of China, Ltd. Class
Banco Santander Brasil SA - ADR(Ñ)	759,000	8,546	H(Æ)	6,380,000	4,334
BM&FBovespa SA - Bolsa de Valores			Anhui Conch Cement Co. , Ltd. Class H	3,416,897	18,837
Mercadorias e Futuros(Æ)	338,200	2,768	Autohome, Inc. - ADR	9,800	816
BR Malls Participacoes SA	986,989	3,981	BAIC Motor Corp. , Ltd. Class H(Þ)	859,000	1,348
BRF SA - ADR(Æ)(Ñ)	648,061	7,213	Baidu, Inc. - ADR(Æ)	52,484	12,960
BRF SA(Æ)	131,900	1,463	Bank of China, Ltd. Class H	29,088,000	17,526
Centrais Eletricas Brasileiras SA(Æ)	643,400	4,106	Bank of Communications Co. , Ltd. Class
Cia Brasileira de Distribuicao - ADR	223,100	5,259	H	122,000	106
Cia de Saneamento Basico do Estado de			Beijing Jingneng Clean Energy Co. , Ltd.
Sao Paulo(Æ)	147,640	1,686	Class H	270,000	77
Cosan SA Industria e Comercio	249,000	3,411	China Aoyuan Property Group, Ltd.	1,922,000	1,705
CVC Brasil Operadora e Agencia de			China Cinda Asset Management Co. ,
Viagens SA	324,276	5,611	Ltd. Class H	9,088,000	3,852
Estacio Participacoes SA	722,600	7,949	China CITIC Bank Corp. , Ltd. Class H	1,052,000	865
Fibria Celulose SA - ADR(Ñ)	103,300	1,777	China Construction Bank Corp. Class H	38,739,554	44,706
Grendene SA	267,221	2,453	China Evergrande Group(Æ)	1,433,000	4,720
IRB-Brasil Resseguros SA	195,000	2,298	China Forestry Holdings Co. , Ltd. (Å)
Itau Unibanco Holding SA - ADR	1,781,412	29,214	(Æ)(Š)	871,100	—
JBS SA	1,283,755	4,050	China Hongqiao Group, Ltd. (Ñ)	522,000	666
Magazine Luiza SA	65,880	1,749	China Huarong Asset Management Co. ,
PagSeguro Digital, Ltd. Class A(Æ)	23,897	668	Ltd. Class H(Þ)	11,729,000	5,935
Petrobras Distribuidora SA(Å)(Æ)	1,296,929	8,549	China Huishan Dairy Holdings Co. , Ltd.
Petroleo Brasileiro SA - ADR(Æ)	1,229,958	15,646	(Æ)(Š)	1,269,000	68
Porto Seguro SA(Æ)	274,174	3,802	China International Travel Service Corp. ,
Qualicorp SA	118,100	1,134	Ltd. Class A	425,800	3,469
Telefonica Brasil SA - ADR	237,770	4,033	China Life Insurance Co. , Ltd. Class H	286,000	962
TIM Participacoes SA - ADR	134,900	2,836	China Longyuan Power Group Corp. ,
Vale SA Class B - ADR(Æ)	874,155	11,443	Ltd. Class H	4,248,057	3,107
Via Varejo SA(Æ)	29,300	249	China Mengniu Dairy Co. , Ltd. (Æ)	1,403,000	4,583
WEG SA	317,000	2,358	China Merchants Bank Co. , Ltd. Class H	806,352	3,966
Wiz Solucoes e Corretagem de Seguros			China Merchants Port Holdings Co. , Ltd.	529,630	1,400
SA(Æ)	204,148	875	China Minsheng Banking Corp. , Ltd.
		184,426	Class H	756,000	864
			China Oilfield Services, Ltd. Class H	6,110,346	7,295

See accompanying notes which are an integral part of this quarterly report.

82 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Pacific Insurance Group Co. , Ltd.			PetroChina Co. , Ltd. Class H	5,260,000	4,154
Class H	1,527,694	7,759	PICC Property & Casualty Co. , Ltd.
China Petroleum & Chemical Corp.			Class H	4,502,000	9,353
Class H	5,726,550	4,964	Ping An Insurance Group Co. of China,
China Railway Construction Corp. , Ltd.			Ltd. Class H	1,869,000	22,238
Class H	1,028,500	1,252	Real Gold Mining, Ltd. (Å)(Æ)(Š)	463,232	—
China Railway Group, Ltd. Class H	5,866,712	4,510	Shanghai Pharmaceuticals Holding Co. ,
China Resources Gas Group, Ltd.	851,634	2,810	Ltd. Class H	1,602,300	4,194
China Resources Pharmaceutical Group,			Shenzhen Expressway Co. , Ltd. Class H	378,000	397
Ltd. (Þ)	3,337,700	4,395	Shenzhou International Group Holdings,
China Shenhua Energy Co. , Ltd. Class H	3,222,094	10,023	Ltd.	506,000	5,226
China Shipping Development Co. , Ltd.			SINA Corp. (Æ)	129,500	15,184
Class H	1,532,000	881	Sinopec Shanghai Petrochemical Co. ,
China Southern Airlines Co. , Ltd. Class			Ltd. Class H	3,418,000	2,098
H	1,932,000	2,492	Sohu. com, Inc. (Æ)	166,500	6,412
China Telecom Corp. , Ltd. Class H	13,683,900	6,771	Tencent Holdings, Ltd.	1,491,287	88,300
China Vanke Co. , Ltd. Class H	164,600	804	Tianhe Chemicals Group, Ltd. (Å)(Æ)(Š)	25,778,000	—
Chongqing Changan Automobile Co. ,			Tingyi Cayman Islands Holding Corp.	2,190,800	4,566
Ltd. Class B	327,200	370	Tsingtao Brewery Co. , Ltd. Class H	362,000	2,019
CIFI Holdings Group Co. , Ltd.	7,464,000	6,439	Uni-President China Holdings, Ltd.	4,452,200	4,083
CNOOC, Ltd. - ADR(Ñ)	62,080	9,759	Want Want China Holdings, Ltd.	3,373,000	2,978
Country Garden Holdings Co. , Ltd.	1,828,000	3,919	Weibo Corp. - ADR(Æ)	63,200	8,189
CRRC Corp. , Ltd.	604,000	599	Weiqiao Textile Co. Class H	136,500	82
Ctrip. com International, Ltd. - ADR(Æ)	121,535	5,685	West China Cement, Ltd. (Æ)	10,815,397	1,868
Daqo New Energy Corp. - ADR(Æ)(Ñ)	6,400	348	Yirendai, Ltd. - ADR	13,692	553
Datang International Power Generation			YY, Inc. - ADR(Æ)	44,300	5,890
Co. , Ltd. Class H(Æ)	10,609,500	3,510	ZTE Corp. Class H(Æ)	268,600	978
Dongfeng Motor Group Co. , Ltd. Class H	3,206,000	4,190			618,425
ENN Energy Holdings, Ltd.	704,100	5,421
Future Land Development Holdings, Ltd.	1,278,000	1,250	Colombia - 0.2%
Geely Automobile Holdings, Ltd.	1,961,000	6,289	Bancolombia SA - ADR(Ñ)	61,200	2,812
Great Wall Motor Co. , Ltd. Class H	898,500	1,097	Ecopetrol SA - ADR(Ñ)	183,200	3,457
Guangzhou Automobile Group Co. , Ltd.					6,269
Class H	4,360,597	9,890
Guangzhou R&F Properties Co. , Ltd.	2,471,200	6,980	Czech Republic - 0.1%
Hangzhou Hikvision Digital Technology			Komercni Banka AS	74,735	3,433
Co. , Ltd. Class A	666,800	4,232
Hengan International Group Co. , Ltd.	247,000	2,364	Egypt - 0.7%
Huadian Power International Corp. , Ltd.			Cleopatra Hospital(Å)(Æ)	10,305,393	2,756
Class H	1,152,000	438	Commercial International Bank Egypt
Industrial & Commercial Bank of China,			SAE	1,108,318	4,917
Ltd. Class H	28,093,401	26,522	Commercial International Bank Egypt
JA Solar Holdings Co. , Ltd. - ADR(Æ)			SAE - GDR	343,835	1,562
(Ñ)	79,000	587	Eastern Tobacco(Å)	220,213	5,770
JD. com, Inc. - ADR(Æ)	187,400	9,225	Edita Food Industries SAE - GDR(Å)	622,824	3,114
Jiangsu Expressway Co. , Ltd. Class H(Þ)	1,112,000	1,717			18,119
Jiangsu Hengrui Medicine Co. , Ltd.			Greece - 0.3%
Class A	234,100	2,811	Alpha Bank AE(Æ)	2,294,294	5,591
Kingsoft Corp. , Ltd.	519,000	1,774	Sarantis SA(Å)	96,792	1,805
Kunlun Energy Co. , Ltd.	366,000	363			7,396
Lenovo Group, Ltd.	9,065,572	5,235
Li Ning Co. , Ltd. (Æ)	5,101,000	4,104	Guernsey - 0.3%
Metallurgical Corp. of China, Ltd. Class			VinaCapital Vietnam Opportunity Fund,
H	3,214,000	1,019	Ltd.	1,361,953	7,041
Midea Group Co. , Ltd. Class A	522,300	4,973
NetEase, Inc. - ADR	20,302	6,500	Hong Kong - 4.7%
New China Life Insurance Co. , Ltd.			AIA Group, Ltd.	945,800	8,121
Class H	237,100	1,549	ASM Pacific Technology, Ltd.	365,702	4,990
People's Insurance Co. Group of China,			Beijing Enterprises Holdings, Ltd.	226,000	1,386
Ltd. (The) Class H	3,801,000	2,167

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 83

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brilliance China Automotive Holdings,			Bharti Infratel, Ltd.	339,700	1,883
Ltd.	1,192,178	3,038	Bosch, Ltd.	2,698	822
China Agri-Industries Holdings, Ltd.	3,070,000	1,430	Britannia Industries, Ltd.	15,291	1,126
China Everbright, Ltd.	1,594,000	3,928	Castrol India, Ltd.	178,214	519
China Lumena New Materials Corp.			Cipla, Ltd.	71,497	665
(Æ)(Š)	3,024,000	4	Coal India, Ltd.	313,682	1,478
China Metal Recycling Holdings, Ltd.			Cummins India, Ltd.	38,007	539
(Å)(Æ)(Š)	335,400	—	Dabur India, Ltd. Class A	389,838	2,176
China Mobile, Ltd.	966,000	10,186	Dilip Buildcon, Ltd. (Þ)	146,043	2,090
China Mobile, Ltd. - ADR	204,450	10,766	Dwarikesh Sugar Industries, Ltd.	256,531	173
China Overseas Land & Investment, Ltd.	1,810,798	7,003	Eicher Motors, Ltd.	2,868	1,213
China Power International Development,			Federal Bank, Ltd.	702,580	1,110
Ltd.	752,000	206	Fortis Healthcare India, Ltd. (Æ)	691,951	1,513
China Resources Power Holdings Co. ,			GAIL India, Ltd.	340,559	2,560
Ltd.	852,000	1,573	GlaxoSmithKline Consumer Healthcare,
China Unicom Hong Kong, Ltd. (Æ)	7,346,000	11,011	Ltd.	3,173	332
Chow Tai Fook Jewellery Group, Ltd.	1,628,200	1,818	Godrej Consumer Products, Ltd.	107,630	1,781
CITIC, Ltd.	568,000	895	Graphite India, Ltd.	103,435	1,234
CNOOC, Ltd.	1,054,000	1,658	Grasim Industries, Ltd.	59,233	1,081
CT Environmental Group, Ltd. (Æ)(Ñ)	13,707,818	2,660	HCL Technologies, Ltd.	21,526	334
Galaxy Entertainment Group, Ltd.	787,000	6,958	HEG, Ltd.	24,572	1,049
GCL-Poly Energy Holdings, Ltd. (Æ)	1,079,000	186	Hero MotoCorp, Ltd.	37,022	2,151
Guangdong Investment, Ltd.	238,000	354	Hindalco Industries, Ltd.	1,092,051	4,402
Haier Electronics Group Co. , Ltd. (Æ)	623,000	2,137	Hindustan Unilever, Ltd.	87,137	1,873
Hanergy Thin Film Power Group, Ltd.			Hindustan Zinc, Ltd.	304,091	1,483
(Æ)(Š)	1,630,000	815	Housing Development Finance Corp. ,
Hong Kong Exchanges & Clearing, Ltd.	133,779	5,056	Ltd.	277,960	8,544
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	2,712	ICICI Bank, Ltd. - ADR	1,393,497	15,300
Kingboard Chemical Holdings, Ltd.	1,261,000	6,944	ICICI Bank, Ltd.	389,476	2,156
Kingboard Laminates Holdings, Ltd.	916,500	1,616	IDFC Bank, Ltd.	1,184,646	1,059
Nine Dragons Paper Holdings, Ltd.	1,976,000	3,070	Indiabulls Housing Finance Ltd	365,211	7,981
Shanghai Industrial Holdings, Ltd.	119,000	349	Indian Oil Corp. , Ltd.	226,704	1,489
Shenzhen International Holdings, Ltd.	504,500	1,023	Infosys, Ltd. - ADR(Ñ)	426,830	7,688
Shimao Property Holdings, Ltd.	3,044,000	9,060	Infosys, Ltd.	79,101	1,429
Sino Biopharmaceutical, Ltd.	2,397,885	4,425	ITC, Ltd.	48,305	206
Sinotruk, Ltd.	2,116,500	2,784	JSW Steel, Ltd.	86,586	395
Skyworth Digital Holdings, Ltd.	4,171,344	2,049	L&T Technology Services, Ltd. (Þ)	44,112	835
WH Group, Ltd. (Þ)	4,394,000	5,445	Larsen & Toubro, Ltd.	55,246	1,230
Yue Yuen Industrial Holdings, Ltd.	507,500	2,286	LIC Housing Finance, Ltd.	107,115	901
		127,942	Lupin, Ltd.	135,018	1,875
			Mahindra & Mahindra, Ltd.	109,746	1,315
Hungary - 0.6%			Marico, Ltd.	320,800	1,562
MOL Hungarian Oil and Gas PLC	62,312	761	Maruti Suzuki India, Ltd.	42,040	6,281
OTP Bank PLC	149,126	6,914	Motherson Sumi Systems, Ltd.	266,554	1,532
Richter Gedeon Nyrt	286,675	7,369	Nestle India, Ltd.	1,285	151
		15,044	NHPC, Ltd.	432,255	200
			NMDC, Ltd.	541,672	1,194
India - 8.0%			NTPC, Ltd.	755,697	2,022
Adani Ports & Special Economic Zone,			Oil & Natural Gas Corp. , Ltd.	1,175,884	3,763
Ltd.	811,615	5,466	Oil India, Ltd.	48,918	276
Aditya Birla Capital Advisors, Ltd. (Æ)	82,926	223	Page Industries, Ltd.	2,436	822
Ambuja Cements, Ltd.	237,988	980	Pidilite Industries, Ltd.	89,140	1,256
Apollo Hospitals Enterprise, Ltd.	67,972	1,244	Piramal Enterprises, Ltd. Class A	33,476	1,441
Asian Paints, Ltd.	90,052	1,598	Power Finance Corp. , Ltd.	1,339,001	2,459
Bajaj Auto, Ltd.	41,856	2,190	Prism Cement, Ltd. (Å)(Æ)	613,836	1,336
Bajaj Finance, Ltd.	116,026	3,064	Radico Khaitan, Ltd.	60,744	346
Balrampur Chini Mills, Ltd. Class A	323,437	622	Rain Industries, Ltd.	42,913	257
Bharat Electronics, Ltd.	499,307	1,329	Reliance Industries, Ltd.	1,315,911	19,904
Bharat Forge, Ltd.	297,285	3,356	Reliance Industries, Ltd. - GDR(Å)	522,448	15,779
Bharat Petroleum Corp. , Ltd.	215,635	1,669	Reliance Power, Ltd. (Æ)	784,180	565
Bharti Airtel, Ltd.	280,541	1,942

See accompanying notes which are an integral part of this quarterly report.

84 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rural Electrification Corp. , Ltd.	129,878	318	Malaysia - 0.3%
Shree Cement, Ltd.	3,750	1,014	AirAsia BHD	1,655,800	1,757
Shriram City Union Finance, Ltd. (Å)	31,104	987	AMMB Holdings BHD	134,000	166
SpiceJet, Ltd. (Æ)	26,301	51	British American Tobacco Malaysia BHD	29,954	264
State Bank of India	374,520	1,846	CIMB Group Holdings BHD	125,300	233
Tata Chemicals, Ltd.	204,989	2,314	IJM Corp. BHD	3,561,892	2,824
Tata Consultancy Services, Ltd.	12,318	603	Kuala Lumpur Kepong BHD	57,800	373
Tata Motors, Ltd. - ADR(Æ)	28,900	895	Malayan Banking BHD	234,000	606
Tata Power Co. , Ltd.	756,724	1,060	Public Bank BHD	73,000	411
Tata Steel, Ltd.	543,053	6,025	Tenaga Nasional BHD	475,800	1,924
Tech Mahindra, Ltd.	186,626	1,798	UEM Sunrise BHD(Æ)	2,530,100	732
Titan Co. , Ltd.	310,201	4,236			9,290
Torrent Pharmaceuticals, Ltd.	134,291	2,880
United Phosphorus, Ltd.	287,373	3,398	Malta - 0.0%
Vakrangee, Ltd.	438,247	2,511	Brait SE(Æ)	196,483	640
Vedanta, Ltd.	2,272,491	12,128
Videocon d2h, Ltd. - ADR(Æ)	144,338	1,252	Mexico - 3.0%
Wipro, Ltd.	249,216	1,195	Alpek SAB de CV Class A	1,598,400	2,307
YES Bank, Ltd.	250,340	1,396	Alsea SAB de CV	819,696	2,681
Zee Entertainment Enterprises, Ltd.	152,544	1,425	America Movil SAB de CV Class L
		218,151	- ADR	579,274	10,832
			Arca Continental SAB de CV	38,500	279
Indonesia - 1.3%			Banco Santander SA - ADR	329,200	2,574
Adaro Energy Tbk PT	10,671,900	1,952	Cemex SAB de CV - ADR(Æ)	644,932	5,346
Astra International Tbk PT	12,082,100	7,648	Coca-Cola Femsa SAB de CV	91,885	702
Bank Central Asia Tbk PT	381,600	647	Coca-Cola Femsa SAB de CV - ADR(Ñ)	82,060	6,253
Bank Mandiri Persero Tbk PT	903,400	551	Fomento Economico Mexicano SAB de
Bank Rakyat Indonesia Persero Tbk PT	42,432,595	11,709	CV	65,375	638
Indika Energy Tbk PT(Æ)	993,700	331	Fomento Economico Mexicano SAB de
Indo Tambangraya Megah Tbk PT	372,900	843	CV - ADR	46,500	4,536
Media Nusantara Citra Tbk PT	24,658,743	2,803	Genomma Lab Internacional SAB de CV
Perusahaan Gas Negara Persero Tbk	15,283,425	2,976	Class B(Æ)	2,247,928	2,470
Sarana Menara Nusantara Tbk PT(Å)	3,920,500	1,087	Gentera SAB de CV	611,110	554
Semen Indonesia Persero Tbk PT	3,867,381	3,220	Gruma SAB de CV Class B	46,599	557
Telekomunikasi Indonesia Persero Tbk			Grupo Aeroportuario del Centro Norte
PT	3,328,000	993	SAB de CV Class B	518,061	2,644
Unilever Indonesia Tbk PT	75,100	305	Grupo Aeroportuario del Pacifico SAB de
		35,065	CV Class B	13,265	139
			Grupo Aeroportuario del Sureste SAB de
Japan - 0.1%			CV - ADR(Ñ)	19,400	3,768
Murata Manufacturing Co. , Ltd.	24,200	3,588	Grupo Cementos de Chihuahua SAB de
			CV(Å)	281,960	1,587
Jersey - 0.1%			Grupo Elektra SA de CV	30,456	1,100
Randgold Resources, Ltd.	29,015	2,930	Grupo Financiero Banorte SAB de CV
			Class O	2,943,671	18,914
Kenya - 0.3%			Grupo Mexico SAB de CV	256,200	908
East African Breweries, Ltd.	339,549	839	Grupo Televisa SAB - ADR	179,300	3,712
Safaricom, Ltd. (Å)	24,636,472	7,119	Kimberly-Clark de Mexico SAB de CV
		7,958	Class A	1,347,720	2,531
			Macquarie Mexico Real Estate
Kuwait - 0.3%			Management SA de CV(Æ)(ö)	353,086	390
National Bank of Kuwait SAKP	2,698,146	6,664	Megacable Holdings SAB de CV	701,302	3,208
VIVA Kuwait Telecom Co. (Å)	662,906	1,749	Promotora y Operadora de
		8,413	Infraestructura SAB de CV	31,287	321
			Wal-Mart de Mexico SAB de CV	1,333,593	3,342
Luxembourg - 0.2%					82,293
Samsonite International SA	661,418	2,866
Tenaris SA - ADR(Ñ)	98,900	3,462	Mongolia - 0.0%
		6,328	Mongolian Mining Corp. (Å)(Æ)(Ñ)	12,964,000	422

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 85

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morocco - 0.1%			Rosneft Oil Co. - GDR	1,178,284	7,211
Residences Dar Saada(Å)	99,841	1,516	Rosneft Oil Co. PJSC - GDR	452,981	2,773
			Sberbank of Russia PJSC	1,485,508	6,991
Netherlands - 0.4%			Sberbank of Russia PJSC Class T	647,119	3,043
X5 Retail Group NV - GDR(Æ)	176,080	6,751	Sberbank of Russia PJSC - ADR	933,955	18,853
Yandex NV Class A(Æ)	77,500	3,002	Surgutneftegas OJSC	1,031,100	527
		9,753	Surgutneftegas OJSC - ADR	46,500	237
			Tatneft PJSC - ADR(Ñ)	122,157	7,403
Nigeria - 0.6%			Uralkali PJSC(Æ)	132,990	278
Dangote Cement PLC	4,059,846	3,031			121,481
Guaranty Trust Bank PLC(Å)	59,636,485	8,121
Guaranty Trust Bank PLC - GDR(Å)	101,104	753	Singapore - 0.1%
Guinness Nigeria PLC(Å)	6,573,277	2,060	Yangzijiang Shipbuilding Holdings, Ltd.	1,470,100	1,790
Lekoil, Ltd. (Å)(Æ)	7,710,727	2,013
		15,978	South Africa - 3.5%
			AngloGold Ashanti, Ltd. - ADR	441,409	4,979
Pakistan - 0.4%			Aspen Pharmacare Holdings, Ltd.	166,958	3,815
Hascol Petroleum, Ltd. (Å)	1,623,000	4,050	Astral Foods, Ltd.	51,423	1,029
Lucky Cement, Ltd. (Å)	858,430	4,778	AVI, Ltd.	416,555	3,775
United Bank, Ltd. (Å)	1,493,815	2,612	Barclays Africa Group, Ltd. - ADR	42,779	650
		11,440	Barloworld, Ltd. - ADR	272,790	3,876
			Bidvest Group, Ltd. (The)	438,433	9,249
Panama - 0.1%			Blue Label Telecoms, Ltd.	152,177	175
Copa Holdings SA Class A	20,100	2,780	Clicks Group, Ltd.	82,755	1,193
Peru - 0.4%			Discovery Holdings, Ltd.	287,952	4,104
Cia de Minas Buenaventura SAA - ADR	160,900	2,483	Exxaro Resources, Ltd.	141,844	1,715
Credicorp, Ltd.	30,661	7,102	FirstRand, Ltd.	44,651	251
		9,585	Foschini Group, Ltd. (The)	259,056	4,225
			Growthpoint Properties, Ltd. (ö)	94,100	222
Philippines - 0.2%			Kumba Iron Ore, Ltd.	97,519	2,957
Ayala Land, Inc.	2,265,980	1,962	Liberty Holdings, Ltd.	16,366	181
Manila Electric Co.	29,180	193	Mr Price Group, Ltd.	263,731	6,371
Metro Pacific Investments Corp.	22,222,048	2,800	Naspers, Ltd. Class N	56,241	16,055
		4,955	Nedbank Group, Ltd.	12,112	270
			Remgro, Ltd.	29,697	592
Poland - 0.4%			Resilient Property Income(Æ)	27,944	276
Bank Pekao SA	95,028	3,859	Reunert, Ltd.	483,457	3,046
Dino Polska SA(Æ)(Þ)	46,363	1,157	Sanlam, Ltd.	838,152	6,227
KGHM Polska Miedz SA	164,751	5,422	Sappi, Ltd. - ADR	63,393	457
PGE Polska Grupa Energetyczna SA(Æ)	125,174	445	Sasol, Ltd. - ADR	139,060	5,003
Tauron Polska Energia SA(Æ)	726,509	658	Shoprite Holdings, Ltd. - ADR	77,545	1,615
		11,541	Standard Bank Group, Ltd.	793,806	13,447
			Vodacom Group, Ltd. - ADR	49,293	680
Romania - 0.3%					96,435
Banca Transilvania SA	4,706,619	3,015
Fondul Proprietatea SA	15,592,889	3,832	South Korea - 12.6%
		6,847	Amorepacific Corp.	26,292	7,377
			BH Co. , Ltd. (Æ)(Ñ)	23,276	427
Russia - 4.5%			BNK Financial Group, Inc.	241,949	2,403
Gazprom PJSC	1,917,792	4,894	Coway Co. , Ltd.	29,992	2,681
Gazprom PJSC - ADR	2,504,203	12,553	E-MART, Inc.	19,962	5,450
Inter RAO UES PJSC	18,006,000	1,213	F & F Co. , Ltd.	17,118	741
Lukoil PJSC	36,773	2,440	GS Holdings Corp.	8,358	543
Lukoil PJSC - ADR	561,550	37,031	Hana Financial Group, Inc.	648,272	31,748
Magnitogorsk Iron & Steel OJSC	372,600	302	Hankook Tire Co. , Ltd.	233,148	11,684
Mobile TeleSystems PJSC - ADR	190,700	2,315	Hanon Systems	294,064	3,594
Novatek OAO	208,619	2,702	Hanssem Co. , Ltd.	14,300	2,285
Novatek OAO - GDR	35,324	4,704	Hanwha Corp.	6,195	273
PAO TMK - GDR(Å)	161,880	972	Hyundai Motor Co.	45,101	6,820
PhosAgro PJSC - GDR	218,036	3,456	Hyundai Steel Co.	21,735	1,160
Polyus PJSC - GDR(Š)(Þ)	38,866	1,583	Industrial Bank of Korea	192,354	3,004

See accompanying notes which are an integral part of this quarterly report.

86 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kakao Corp. (Æ)	2,202	289	Chang Hwa Commercial Bank, Ltd.	2,235,744	1,312
Kangwon Land, Inc.	9,538	290	Cheng Shin Rubber Industry Co. , Ltd.	715,000	1,247
KB Financial Group, Inc.	335,564	21,081	China Airlines, Ltd. (Æ)	5,024,000	2,089
KB Financial Group, Inc. - ADR(Ñ)	65,300	4,092	China Development Financial Holding
Kia Motors Corp.	41,148	1,336	Corp.	3,453,000	1,267
Korea Electric Power Corp.	113,650	3,805	China Life Insurance Co. , Ltd.	1,268,803	1,307
Korea Gas Corp. (Æ)	45,573	2,107	China Steel Corp. Class H	2,013,000	1,720
Korea Kolmar Co. , Ltd. (Ñ)	36,971	3,099	Chunghwa Telecom Co. , Ltd.	391,000	1,456
Korea Zinc Co. , Ltd.	6,351	3,063	Compal Electronics, Inc.	1,886,000	1,404
KT&G Corp.	9,069	903	Compeq Manufacturing Co. , Ltd.	2,318,000	2,887
Kumho Petrochemical Co. , Ltd.	64,550	6,246	CTBC Financial Holding Co. , Ltd.	7,379,200	5,402
LG Corp. Class H	28,546	2,383	E Ink Holdings, Inc.	1,687,000	3,078
LG Display Co. , Ltd.	58,860	1,777	E. Sun Financial Holding Co. , Ltd.	1,835,179	1,209
LG Electronics, Inc. Class H	68,416	6,604	Eclat Textile Co. , Ltd.	225,350	2,264
LG Household & Health Care, Ltd.	4,100	4,520	Far Eastern New Century Corp.	1,071,000	958
LG Uplus Corp.	195,999	2,625	Far EasTone Telecommunications Co. ,
Lotte Chemical Corp.	629	247	Ltd.	400,000	1,043
Lotte Chilsung Beverage Co. , Ltd. (Æ)	1,399	1,986	First Financial Holding Co. , Ltd.	1,991,111	1,377
Lotte Confectionery Co. , Ltd. (Æ)	49,884	3,273	FIT Hon Teng, Ltd. (Þ)	4,556,000	2,870
Lotte Confectionery Co. , Ltd. (Ñ)	5,395	884	Formosa Chemicals & Fibre Corp.	547,000	2,047
NAVER Corp.	4,933	4,204	Formosa Petrochemical Corp.	339,000	1,442
OCI Co. , Ltd.	5,535	879	Formosa Plastics Corp.	408,000	1,449
POSCO	39,484	14,100	Foxconn Technology Co. , Ltd.	462,280	1,325
Samsung Electronics Co. , Ltd.	44,511	104,304	Fubon Financial Holding Co. , Ltd.	3,090,000	5,750
Samsung Electronics Co. , Ltd. - GDR(Þ)	7,812	9,249	Giant Manufacturing Co. , Ltd.	365,203	2,048
Samsung Electronics Co. , Ltd. - GDR	4,179	4,471	Globalwafers Co. , Ltd.	109,000	1,667
Samsung Fire & Marine Insurance Co. ,			Hiwin Technologies Corp.	22,000	285
Ltd.	2,822	764	Hon Hai Precision Industry Co. , Ltd.	3,109,906	9,850
Samsung Heavy Industries Co. , Ltd. (Æ)	213,750	1,828	Hotai Motor Co. , Ltd.	15,000	195
Samsung Life Insurance Co. , Ltd.	27,908	3,382	Hua Nan Financial Holdings Co. , Ltd.	1,704,952	1,018
Shinhan Financial Group Co. , Ltd.	23,975	1,187	Innolux Corp.	5,664,000	2,671
SK Holdings Co. , Ltd.	4,465	1,334	Inventec Corp.	1,537,000	1,256
SK Hynix, Inc.	358,333	24,723	Largan Precision Co. , Ltd.	62,600	8,612
SK Innovation Co. , Ltd.	4,766	912	Lite-On Technology Corp.	975,107	1,432
SK Telecom Co. , Ltd.	6,664	1,655	MediaTek, Inc.	601,000	6,173
SK Telecom Co. , Ltd. - ADR(Ñ)	413,600	11,382	Mega Financial Holding Co. , Ltd.	2,121,000	1,842
S-Oil Corp.	18,830	2,169	Nan Ya Plastics Corp.	213,000	586
UniTest, Inc.	15,055	173	Nanya Technology Corp.	2,993,000	8,148
Woori Bank	430,184	6,786	Novatek Microelectronics Corp.	137,000	576
Woori Investment & Securities Co. , Ltd.			Pegatron Corp.	911,000	2,469
(Æ)	22,541	355	Pou Chen Corp. Class B	504,000	678
YMC Co. , Ltd.	11,740	266	President Chain Store Corp.	79,000	783
		344,923	Primax Electronics, Ltd.	1,045,000	2,966
			Quanta Computer, Inc.	161,000	352
Sri Lanka - 0.1%			Realtek Semiconductor Corp.	1,203,000	4,813
Melstacorp PLC(Å)	4,787,216	1,897	Shin Kong Financial Holding Co. , Ltd.	9,780,000	3,593
			SinoPac Financial Holdings Co. , Ltd.	3,486,035	1,202
Switzerland - 0.1%			Taishin Financial Holding Co. , Ltd.	789,616	398
Coca-Cola HBC AG - ADR(Æ)	114,050	3,832	Taiwan Cement Corp.	487,000	630

Taiwan - 9.1%			Taiwan Cooperative Financial Holding
Advanced Semiconductor Engineering,			Co. , Ltd.	2,247,449	1,338
Inc.	787,000	1,115	Taiwan Mobile Co. , Ltd.	257,000	983
Advantech Co. , Ltd.	442,178	3,467	Taiwan Semiconductor Manufacturing
Airtac International Group	139,099	2,212	Co. , Ltd.	5,172,382	45,322
Asia Cement Corp.	1,163,000	1,198	Taiwan Semiconductor Manufacturing
Asustek Computer, Inc.	214,000	2,062	Co. , Ltd. - ADR(Ñ)	769,950	34,884
AU Optronics Corp.	4,957,000	2,353	Tripod Technology Corp.	1,948,796	6,283
Catcher Technology Co. , Ltd.	672,547	7,727	Uni-President Enterprises Corp.	2,129,000	5,115
Cathay Financial Holding Co. , Ltd.	2,779,000	5,204	United Microelectronics Corp.	15,290,500	7,483
Chailease Holding Co. , Ltd.	306,000	1,030	Wafer Works Corp. (Æ)	348,000	572

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 87

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Win Semiconductors Corp.	22,000	197	United Arab Emirates - 0.7%
Winbond Electronics Corp.	4,164,720	3,391	Abu Dhabi Commercial Bank PJSC	2,379,282	4,695
Yageo Corp. (Æ)	247,000	3,285	Air Arabia PJSC	2,388,160	845
Yuanta Financial Holding Co. , Ltd.	5,286,000	2,540	Aldar Properties PJSC	5,862,862	3,652
		246,907	DAMAC Properties Dubai Co. PJSC	578,924	528
			DP World, Ltd.	125,200	3,326
Thailand - 2.3%			Dubai Investments PJSC	798,479	524
Airports of Thailand PCL	472,000	1,050	Dubai Islamic Bank PJSC	230,969	384
Bangkok Bank PCL	479,000	3,358	Emaar Properties PJSC	2,639,274	4,724
BEC World PCL	3,478,792	1,300			18,678
Central Pattana PCL	1,603,293	4,248
Charoen Pokphand Foods PCL	4,795,000	3,705	United Kingdom - 0.6%
CP ALL PCL	309,100	787	BGEO Group PLC(Å)	218,403	11,366
Indorama Ventures PLC	405,400	724	Nostrum Oil & Gas PLC(Æ)	106,894	472
Kasikornbank PCL	134,800	990	TBC Bank Group PLC(Å)	134,958	3,143
Krung Thai Bank PCL	928,600	593			14,981
Polyplex Thailand PCL	737,900	11,596
Pruksa Holding PCL(Å)	3,946,041	3,047	United States - 0.0%
PTT Exploration & Production PCL	1,169,981	4,447	Gran Tierra Energy, Inc. (Æ)	341,990	946
PTT Global Chemical PCL	3,037,700	9,330
Siam Cement PCL (The)	14,100	222	Vietnam - 0.7%
Siam Commercial Bank PCL (The)	1,354,900	6,807	Hoa Phat Group JSC(Æ)	2,769,585	7,596
Thai Beverage PCL	943,600	662	Military Commercial Joint Stock Bank	2,206,531	3,099
Thai Oil PCL	652,000	2,134	Mobile World Investment Corp. (Å)	1,557,160	8,610
Thai Union Group PCL Class F	4,925,190	3,256			19,305
Tisco Financial Group PCL	1,463,594	4,139	Virgin Islands, British - 0.2%
TMB Bank PCL	10,515,000	972	Arcos Dorados Holdings, Inc. Class
		63,367	A(Æ)	423,423	4,340
			Mail. Ru Group, Ltd. - GDR(Æ)	43,449	1,425
Togo - 0.1%					5,765
Ecobank Transnational, Inc. (Å)	45,591,225	2,526

Turkey - 2.3%			Total Common Stocks
Akbank TAS	1,588,713	4,619	(cost $1,770,970)		2,534,923
Anadolu Efes Biracilik Ve Malt Sanayii
AS	217,979	1,618	Preferred Stocks - 2.1%
Arcelik AS	268,879	1,362	Brazil - 1.4%
Emlak Konut Gayrimenkul Yatirim			Banco Bradesco SA (Æ)
Ortakligi AS(ö)	3,795,927	2,678	0.000% (Ÿ)	141,150	1,805
Enka Insaat ve Sanayi AS	1,843,914	2,776	Centrais Eletricas Brasileiras SA (Æ)
Eregli Demir ve Celik Fabrikalari TAS	1,050,104	2,782	0.000% (Ÿ)	123,600	919
Haci Omer Sabanci Holding AS	1,526,763	4,664	Cia Brasileira de Distribuicao (Æ)
KOC Holding AS	1,020,206	4,970	0.000% (Ÿ)	83,419	1,972
TAV Havalimanlari Holding AS	578,123	3,407	Cia de Transmissao de Energia Eletrica
Tekfen Holding AS	292,957	1,265	Paulista
Tupras Turkiye Petrol Rafinerileri AS	102,725	3,156	1.248% (Ÿ)	175,343	3,701
Turk Hava Yollari AO(Æ)	2,084,273	9,147	Gerdau SA
Turkcell Iletisim Hizmetleri AS	760,818	3,163	0.187% (Ÿ)	1,237,900	5,596
Turkcell Iletisim Hizmetleri AS - ADR	197,991	2,069	Investimentos Itau SA
Turkiye Garanti Bankasi AS	1,793,972	5,869	0.577% (Ÿ)	631,406	2,626
Turkiye Halk Bankasi AS	1,270,284	3,429	Itau Unibanco Holding SA
Turkiye Is Bankasi Class C	1,214,030	2,602	0.435% (Ÿ)	710,000	11,647
Turkiye Sise ve Cam Fabrikalari AS	1,370,993	1,824	Lojas Americanas SA (Æ)
Turkiye Vakiflar Bankasi TAO Class D	534,475	1,072	0.000% (Ÿ)	534,092	2,833
		62,472	Metalurgica Gerdau SA
			0.245% (Ÿ)	688,226	1,486
Ukraine - 0.2%			Petroleo Brasileiro SA (Æ)
Kernel Holding SA	198,233	3,017	0.000% (Ÿ)	685,100	4,236
MHP SE - GDR(Å)	260,607	3,651	Telefonica Brasil SA
		6,668

See accompanying notes which are an integral part of this quarterly report.

88 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
5.166% (Ÿ)	20,600	348
		37,169		Short-Term Investments - 3.8%
				United States - 3.8%
Colombia - 0.1%				U. S. Cash Management Fund (@)	92,638,938	(8)	92,649
Banco Davivienda SA				United States Treasury Bills
3.175% (Ÿ)	6,409	72		1.495% due 05/31/18 (~)(§)	7,000		6,966
Bancolombia SA				1.579% due 07/05/18 (~)(§)	2,500		2,483
3.270% (Ÿ)	235,229	2,690
		2,762					102,098
				Total Short-Term Investments
Russia - 0.2%				(cost $102,096)			102,098
Surgutneftegas OJSC
2.033% (Ÿ)	4,343,938	2,294		Other Securities - 1.4%
Transneft PJSC				U. S. Cash Collateral Fund(×)(@)	39,369,984	(8)	39,370
4.438% (Ÿ)	421	1,348		Total Other Securities
Transneft PJSC (Æ)				(cost $39,370)			39,370
0.000% (Ÿ)	210	673
		4,315		Total Investments 100.4%

South Korea - 0.4%				(identified cost $1,955,908)			2,736,272
Samsung Electronics Co. , Ltd.
1.199% (Ÿ)	5,959	11,837		Other Assets and Liabilities, Net
Samsung Fire & Marine Insurance Co. ,			-	(0.4%)			(10,503)
Ltd.				Net Assets - 100.0%			2,725,769
3.420% (Ÿ)	502	90
		11,927

Total Preferred Stocks
(cost $41,409)		56,173

Warrants & Rights - 0.1%
Australia - 0.1%
FPT Corp. (Æ)
2018 Warrants	1,023,672	2,835

Hong Kong - 0.0%
Agile Group Holdings, Ltd. (Æ)
2018 Rights	3,280	—

India - 0.0%
Tata Steel, Ltd. (Æ)
2018 Rights	86,888	267
Tata Steel, Ltd. (Æ)(Š)
2018 Rights	43,444	113
		380

Netherlands - 0.0%
Titan Co. , Ltd. (Æ)(Þ)
2019 Warrants	34,462	471

Thailand - 0.0%
Origin Property PLC(Æ)
2020 Warrants	80,800	14

United States - 0.0%
Piramal Enterprises, Ltd. (Æ)
2018 Rights	1,455	8

Total Warrants & Rights
(cost $2,063)		3,708

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 89

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
5.4%
Beximco Pharmaceuticals, Ltd.	06/15/15	BDT	2,785,506	0.70	1,957	3,553
BGEO Group PLC	12/14/12	GBP	77,168	27.59	2,129	4,016
BGEO Group PLC	12/19/12	GBP	121,645	21.12	3,620	6,330
BGEO Group PLC	04/29/16	GBP	19,590	32.86	644	1,020
BRAC Bank, Ltd.	09/28/15	BDT	7,475,253	0.52	3,921	8,684
China Forestry Holdings Co. , Ltd.	09/22/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/19/12	HKD	335,400	—	339	—
Cleopatra Hospital	12/26/17	EGP	10,305,393	0.13	1,372	2,756
Cresud SACIF y A	03/19/15		277,312	14.24	3,949	6,009
Cresud SACIF y A	04/14/16		105,423	13.89	1,465	2,285
Eastern Tobacco	04/16/15	EGP	220,213	16.49	3,630	5,770
Ecobank Transnational, Inc.	03/26/15	NGN	45,591,225	0.06	2,529	2,526
Edita Food Industries SAE	05/04/17		622,824	6.40	3,985	3,114
Grupo Cementos de Chihuahua SAB de CV	09/22/17	MXN	281,960	4.67	1,318	1,587
Guaranty Trust Bank PLC	09/11/13	NGN	19,932,768	0.11	2,169	2,714
Guaranty Trust Bank PLC	07/29/16	NGN	39,703,717	0.08	3,077	5,407
Guaranty Trust Bank PLC	07/19/13		101,104	8.07	816	753
Guinness Nigeria PLC	03/17/17	NGN	6,573,277	0.20	1,317	2,060
Hascol Petroleum, Ltd.	05/31/16	PKR	1,623,000	1.68	2,723	4,050
IRSA Inversiones y Representaciones SA	01/30/17		108,400	17.60	1,907	3,113
Lekoil, Ltd.	06/05/15	GBP	7,710,727	0.39	3,030	2,013
Lucky Cement, Ltd.	12/15/17	PKR	858,430	4.52	3,880	4,778
Melstacorp PLC	04/16/15	LKR	4,787,216	0.46	2,184	1,897
MHP SE	04/22/15		260,607	10.21	2,660	3,651
Mobile World Investment Corp.	12/26/16	VND	1,557,160	2.47	3,843	8,610
Mongolian Mining Corp.	11/06/17	HKD	12,964,000	0.03	398	422
NagaCorp, Ltd.	03/20/15	HKD	7,811,394	0.65	5,045	6,371
PAO TMK	04/05/17		161,880	5.31	859	972
Petrobras Distribuidora SA	12/14/17	BRL	1,296,929	4.51	5,878	8,549
Prism Cement, Ltd.	11/22/16	INR	613,836	1.45	888	1,336
Pruksa Holding PCL	04/20/17	THB	3,946,041	0.71	2,815	3,047
Real Gold Mining, Ltd.	05/20/10	HKD	463,232	1.60	741	—
Reliance Industries, Ltd.	08/16/13		522,448	13.40	6,999	15,779
Residences Dar Saada	11/02/15	MAD	99,841	16.74	1,671	1,516
Safaricom, Ltd.	08/24/16	KES	10,232,514	0.21	2,117	2,957
Safaricom, Ltd.	01/04/17	KES	14,403,958	0.18	2,568	4,162
Sarana Menara Nusantara Tbk PT	04/28/17	IDR	3,920,500	0.30	1,189	1,087
Sarantis SA	03/19/15	EUR	96,792	7.81	756	1,805
Shriram City Union Finance, Ltd.	09/19/16	INR	31,104	32.47	1,010	987
Siderar SAIC	01/20/17	ARS	5,383,362	0.71	3,821	4,551
TBC Bank Group PLC	10/14/16	GBP	134,958	18.63	2,514	3,143
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	—	5,886	—
United Bank, Ltd.	06/13/14	PKR	1,493,815	1.62	2,417	2,612
VIVA Kuwait Telecom Co.	07/08/15	KWD	662,906	3.16	2,092	1,749
						147,741
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	565	TRY	8,354	02/18	108

See accompanying notes which are an integral part of this quarterly report.

90 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
FTSE/JSE TOP 40 Index Futures	216	ZAR	114,160	03/18	155
Hang Seng Index Futures	73	HKD	119,881	02/18	103
HSCEI Index Futures	181	HKD	123,061	02/18	147
KOSPI2 Index Futures	220	KRW	18,422,249	03/18	701
Mexican Bolsa Index Futures	148	MXN	75,156	03/18	201
MSCI Emerging Markets Mini Index Futures	404	USD	25,408	03/18	2,688
MSCI Taiwan Index Futures	1,000	USD	41,400	02/18	(245)
SGX NIFTY 50 Index Futures	606	USD	13,404	02/18	(71)
Short Positions
MSCI Emerging Markets Mini Index Futures	462	USD	29,055	03/18	(3,441)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					346

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	474	BRL	1,500	02/02/18	(4)
Bank of America	USD	4,457	BRL	14,096	02/02/18	(33)
Bank of America	USD	914	CLP	556,460	02/07/18	9
Bank of America	USD	3,850	HKD	30,000	03/22/18	(11)
Bank of America	USD	10,581	HKD	82,484	03/22/18	(25)
Bank of America	USD	675	INR	44,235	03/12/18	16
Bank of America	USD	413	MXN	8,000	03/22/18	13
Bank of America	USD	1,510	MXN	29,150	03/22/18	44
Bank of America	USD	254	TRY	1,000	03/22/18	8
Bank of America	USD	662	TRY	2,650	03/22/18	33
Bank of America	USD	7,382	TWD	214,960	03/08/18	11
Bank of America	USD	410	ZAR	4,873	02/05/18	2
Bank of America	USD	13,903	ZAR	190,790	03/14/18	2,106
Bank of America	USD	731	ZAR	10,000	03/22/18	107
Bank of America	USD	3,127	ZAR	43,430	03/22/18	513
Bank of America	USD	17,998	ZAR	250,000	03/22/18	2,955
Bank of America	BRL	1,500	USD	460	02/02/18	(11)
Bank of America	BRL	14,096	USD	4,356	02/02/18	(68)
Bank of America	CNY	46,997	USD	7,026	02/07/18	(437)
Bank of America	GBP	14	USD	19	02/02/18	—
Bank of America	HKD	10,000	USD	1,280	03/22/18	—
Bank of America	INR	119,128	USD	1,845	03/12/18	(18)
Bank of America	INR	15,000	USD	234	03/22/18	—
Bank of America	KRW	1,500,000	USD	1,399	03/22/18	(5)
Bank of America	KRW	24,564,055	USD	23,148	04/26/18	142
Bank of America	MXN	500	USD	26	03/22/18	—
Bank of America	PEN	2,755	USD	855	02/07/18	(1)
Bank of America	PLN	161	USD	48	02/02/18	—
Bank of America	TWD	12,460	USD	419	03/08/18	(10)
Bank of America	ZAR	1,500	USD	121	03/22/18	(5)
Bank of America	ZAR	30,000	USD	2,315	03/22/18	(199)
Bank of America	ZAR	70,000	USD	5,432	03/22/18	(434)
Bank of Montreal	USD	253	TRY	1,008	03/22/18	12
Bank of New York	USD	452	TRY	1,800	03/22/18	20
Barclays	USD	817	MXN	15,906	03/14/18	32
Barclays	USD	3,670	MYR	14,441	07/12/18	14
Barclays	CNY	11,023	USD	1,659	02/07/18	(92)
Barclays	CNY	25,850	USD	4,028	02/07/18	(77)
Barclays	INR	165,067	USD	2,573	03/12/18	(8)
Barclays	KRW	3,926,898	USD	3,659	04/26/18	(19)
Barclays	RUB	169,211	USD	2,958	04/17/18	(25)
Barclays	TRY	24,779	USD	6,101	03/14/18	(414)
Barclays	ZAR	26,521	USD	2,125	03/14/18	(101)
BNP Paribas	USD	190	BRL	600	02/02/18	(1)
BNP Paribas	USD	316	BRL	1,000	02/02/18	(2)
BNP Paribas	USD	4,755	MXN	92,395	03/14/18	176

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 91

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	2,512	TRY	9,860	03/14/18	80
BNP Paribas	USD	77	TRY	308	03/22/18	4
BNP Paribas	BRL	600	USD	187	02/02/18	(1)
BNP Paribas	BRL	1,000	USD	311	02/02/18	(3)
BNP Paribas	HKD	10,000	USD	1,281	03/22/18	1
BNP Paribas	HKD	10,000	USD	1,281	03/22/18	1
BNP Paribas	INR	15,000	USD	233	03/22/18	(1)
BNP Paribas	INR	50,000	USD	778	03/22/18	(3)
BNP Paribas	KRW	1,000,000	USD	937	03/22/18	1
BNP Paribas	KRW	1,000,000	USD	935	03/22/18	—
BNP Paribas	MXN	4,000	USD	212	03/22/18	(1)
BNP Paribas	MXN	4,000	USD	213	03/22/18	(1)
BNP Paribas	TRY	80	USD	21	03/22/18	—
BNP Paribas	TRY	500	USD	130	03/22/18	(1)
BNP Paribas	ZAR	5,000	USD	408	03/22/18	(11)
BNP Paribas	ZAR	5,000	USD	411	03/22/18	(8)
Brown Brothers Harriman	USD	366	HKD	2,858	02/01/18	—
Brown Brothers Harriman	USD	482	HKD	3,768	02/02/18	—
Brown Brothers Harriman	USD	3,849	HKD	30,000	03/22/18	(10)
Brown Brothers Harriman	USD	543	ZAR	6,504	02/01/18	6
Brown Brothers Harriman	USD	162	ZAR	1,938	02/02/18	2
Brown Brothers Harriman	GBP	11	USD	15	02/01/18	—
Brown Brothers Harriman	HKD	5,975	USD	764	02/01/18	—
Brown Brothers Harriman	HKD	10,122	USD	1,294	02/02/18	—
Brown Brothers Harriman	HKD	2,000	USD	256	03/22/18	—
Brown Brothers Harriman	HKD	50,000	USD	6,407	03/22/18	8
Brown Brothers Harriman	MXN	2,000	USD	104	03/22/18	(3)
Brown Brothers Harriman	PLN	163	USD	49	02/01/18	—
Brown Brothers Harriman	TRY	200	USD	52	03/22/18	—
Brown Brothers Harriman	TRY	600	USD	152	03/22/18	(5)
Brown Brothers Harriman	TRY	5,900	USD	1,480	03/22/18	(67)
Citibank	USD	9,056	BRL	28,640	02/02/18	(67)
Citibank	USD	10,193	BRL	33,740	02/02/18	397
Citibank	USD	8,995	BRL	28,640	03/02/18	(33)
Citibank	USD	226	TRY	900	03/22/18	11
Citibank	USD	819	ZAR	10,551	03/14/18	67
Citibank	USD	1,092	ZAR	13,334	03/14/18	27
Citibank	USD	18,014	ZAR	250,000	03/22/18	2,938
Citibank	BRL	28,640	USD	9,020	02/02/18	31
Citibank	BRL	33,740	USD	10,669	02/02/18	79
Citibank	HKD	15,000	USD	1,921	03/22/18	1
Citibank	HKD	15,000	USD	1,922	03/22/18	2
Citibank	MXN	5,000	USD	256	03/22/18	(11)
Citibank	MXN	5,000	USD	256	03/22/18	(10)
Citibank	TRY	500	USD	130	03/22/18	(1)
Citibank	TRY	500	USD	130	03/22/18	(1)
Citibank	ZAR	20,156	USD	1,605	03/14/18	(86)
Citibank	ZAR	5,000	USD	402	03/22/18	(17)
Citibank	ZAR	10,000	USD	801	03/22/18	(37)
Commonwealth Bank of Australia	USD	10,580	HKD	82,484	03/22/18	(24)
Commonwealth Bank of Australia	USD	1,512	MXN	29,150	03/22/18	42
Commonwealth Bank of Australia	USD	252	TRY	1,008	03/22/18	12
Commonwealth Bank of Australia	USD	3,125	ZAR	43,430	03/22/18	515
Commonwealth Bank of Australia	USD	17,991	ZAR	250,000	03/22/18	2,962
Deutsche Bank	USD	3,716	CLP	2,392,338	02/07/18	252
Deutsche Bank	USD	6,391	IDR	85,560,580	04/23/18	(15)
Deutsche Bank	USD	980	INR	63,721	03/12/18	16
Deutsche Bank	USD	23,402	INR	1,532,838	03/12/18	566
Deutsche Bank	USD	844	PEN	2,755	02/07/18	13
Deutsche Bank	CLP	545,337	USD	833	02/07/18	(72)
Goldman Sachs	USD	480	TRY	1,914	03/22/18	22
HSBC	USD	497	MXN	9,695	03/14/18	20
HSBC	KRW	1,721,672	USD	1,614	04/26/18	2

See accompanying notes which are an integral part of this quarterly report.

92 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Morgan Stanley	USD	670	CLP	415,623	02/07/18	20
Morgan Stanley	USD	1,345	COP	4,058,692	02/07/18	85
Morgan Stanley	ARS	14,767	USD	819	02/16/18	73
Morgan Stanley	ARS	56,750	USD	3,146	02/16/18	276
Morgan Stanley	HKD	60,210	USD	7,725	03/14/18	21
Royal Bank of Canada	USD	102	TRY	408	03/22/18	4
Royal Bank of Canada	HKD	5,280	USD	677	03/14/18	2
Royal Bank of Scotland	USD	936	CNY	5,958	02/07/18	10
Royal Bank of Scotland	USD	2,637	CNY	16,693	02/07/18	14
Royal Bank of Scotland	ARS	14,700	USD	808	02/16/18	66
Royal Bank of Scotland	ARS	19,518	USD	1,029	02/16/18	42
Royal Bank of Scotland	KRW	1,193,387	USD	1,123	04/26/18	5
Standard Chartered	USD	4,445	BRL	14,096	02/02/18	(20)
Standard Chartered	USD	838	CNY	5,556	02/07/18	44
Standard Chartered	USD	848	CNY	5,588	02/07/18	40
Standard Chartered	USD	928	IDR	12,384,071	04/23/18	(5)
Standard Chartered	USD	1,069	INR	68,501	03/12/18	2
Standard Chartered	USD	253	TRY	1,008	03/22/18	11
Standard Chartered	USD	417	TWD	12,460	03/08/18	12
Standard Chartered	BRL	14,096	USD	4,457	02/02/18	33
Standard Chartered	BRL	14,096	USD	4,432	03/02/18	21
Standard Chartered	CNY	3,380	USD	510	02/07/18	(26)
State Street	USD	276	BRL	873	02/02/18	(2)
State Street	USD	632	BRL	2,000	02/02/18	(5)
State Street	USD	42	EGP	738	02/01/18	—
State Street	USD	57	HKD	448	02/01/18	—
State Street	USD	49	HKD	385	02/02/18	—
State Street	USD	2,564	HKD	20,000	03/22/18	(4)
State Street	USD	10,580	HKD	82,484	03/22/18	(24)
State Street	USD	919	HUF	231,762	03/14/18	11
State Street	USD	182	IDR	2,440,291	02/02/18	—
State Street	USD	775	INR	50,000	03/22/18	6
State Street	USD	1,540	INR	100,000	03/22/18	22
State Street	USD	14,401	INR	938,500	03/22/18	259
State Street	USD	196	KRW	209,681	02/01/18	—
State Street	USD	197	KRW	210,748	02/01/18	—
State Street	USD	277	KRW	296,000	02/01/18	—
State Street	USD	1,847	KRW	2,000,000	03/22/18	25
State Street	USD	4,827	KRW	5,270,000	03/22/18	105
State Street	USD	115	MXN	2,139	02/01/18	—
State Street	USD	1,511	MXN	29,150	03/22/18	43
State Street	USD	210	THB	6,597	02/02/18	1
State Street	USD	951	TRY	3,800	03/22/18	46
State Street	USD	1,077	ZAR	12,887	02/01/18	10
State Street	USD	1,123	ZAR	13,435	02/02/18	11
State Street	USD	621	ZAR	7,363	02/05/18	1
State Street	USD	3,126	ZAR	43,430	03/22/18	515
State Street	USD	17,993	ZAR	250,000	03/22/18	2,960
State Street	BRL	2,000	USD	620	02/02/18	(7)
State Street	HKD	9,626	USD	1,231	02/01/18	—
State Street	HKD	7,923	USD	1,018	03/14/18	4
State Street	HKD	27,459	USD	3,518	03/14/18	4
State Street	HKD	10,000	USD	1,280	03/22/18	—
State Street	INR	50,000	USD	780	03/22/18	(1)
State Street	INR	100,000	USD	1,567	03/22/18	5
State Street	KRW	200,000	USD	189	03/22/18	2
State Street	KRW	500,000	USD	470	03/22/18	2
State Street	KRW	1,500,000	USD	1,413	03/22/18	9
State Street	MXN	2,000	USD	102	03/22/18	(4)
State Street	MYR	506	USD	131	02/02/18	1
State Street	MYR	109	USD	28	02/05/18	—
State Street	TRY	1,494	USD	378	03/14/18	(15)
State Street	ZAR	1,619	USD	135	02/01/18	(2)

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 93

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	ZAR	15,965	USD	1,328	03/14/18	(11)
State Street	ZAR	17,941	USD	1,500	03/14/18	(6)
State Street	ZAR	5,000	USD	399	03/22/18	(20)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						16,473

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
				Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL	30,172	Reference Entity(4)	02/14/18	—	1,490	1,490
Total Open Total Return Swap Contracts (å)						—	1,490	1,490

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$41,610	$—	$—	$—	$41,610
Bangladesh	—	12,237	—	—	12,237
Brazil	184,426	—	—	—	184,426
Cambodia	—	6,371	—	—	6,371
Cayman Islands	—	7,434	—	—	7,434
Chile	17,730	—	—	—	17,730
China	152,427	465,930	68	—	618,425
Colombia	6,269	—	—	—	6,269
Czech Republic	—	3,433	—	—	3,433
Egypt	3,114	15,005	—	—	18,119
Greece	—	7,396	—	—	7,396
Guernsey	—	7,041	—	—	7,041
Hong Kong	10,766	116,357	819	—	127,942
Hungary	—	15,044	—	—	15,044
India	40,914	177,237	—	—	218,151
Indonesia	—	35,065	—	—	35,065
Japan	—	3,588	—	—	3,588
Jersey	—	2,930	—	—	2,930
Kenya	—	7,958	—	—	7,958
Kuwait	—	8,413	—	—	8,413
Luxembourg	3,462	2,866	—	—	6,328
Malaysia	—	9,290	—	—	9,290

See accompanying notes which are an integral part of this quarterly report.

94 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Malta	—	640	—	—	640
Mexico	82,293	—	—	—	82,293
Mongolia	—	422	—	—	422
Morocco	—	1,516	—	—	1,516
Netherlands	9,745	8	—	—	9,753
Nigeria	753	15,225	—	—	15,978
Pakistan	—	11,440	—	—	11,440
Panama	2,780	—	—	—	2,780
Peru	9,585	—	—	—	9,585
Philippines	—	4,955	—	—	4,955
Poland	—	11,541	—	—	11,541
Romania	—	6,847	—	—	6,847
Russia	42,594	77,304	1,583	—	121,481
Singapore	—	1,790	—	—	1,790
South Africa	4,979	91,456	—	—	96,435
South Korea	25,012	319,911	—	—	344,923
Sri Lanka	—	1,897	—	—	1,897
Switzerland	—	3,832	—	—	3,832
Taiwan	34,884	212,023	—	—	246,907
Thailand	—	63,367	—	—	63,367
Togo	—	2,526	—	—	2,526
Turkey	2,069	60,403	—	—	62,472
Ukraine	—	6,668	—	—	6,668
United Arab Emirates	—	18,678	—	—	18,678
United Kingdom	—	14,981	—	—	14,981
United States	946	—	—	—	946
Vietnam	—	19,305	—	—	19,305
Virgin Islands, British	5,765	—	—	—	5,765
Preferred Stocks	40,604	15,569	—	—	56,173
Warrants & Rights	14	3,581	113	—	3,708
Short-Term Investments	—	9,449	—	92,649	102,098
Other Securities	—	—	—	39,370	39,370
Total Investments	722,741	1,878,929	2,583	132,019	2,736,272

Other Financial Instruments
Assets
Futures Contracts	4,103	—	—	—	4,103
Foreign Currency Exchange Contracts	34	19,080	—	—	19,114
Total Return Swap Contracts	—	1,490	—	—	1,490
Liabilities
Futures Contracts	(3,757)	—	—	—	(3,757)
Foreign Currency Exchange Contracts	(8)	(2,633)	—	—	(2,641)
Total Other Financial Instruments*	$372	$17,937	$—	$—	$18,309

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 95

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	295,366
Consumer Staples	168,277
Energy	262,662
Financial Services	738,916
Health Care	42,356
Materials and Processing	214,844
Producer Durables	137,911
Technology	577,363
Utilities	153,401
Warrants and Rights	3,708
Short-Term Investments	102,098
Other Securities	39,370
Total Investments	2,736,272

See accompanying notes which are an integral part of this quarterly report.

96 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.5%			Archer-Daniels-Midland Co.	58,323	2,505
Consumer Discretionary - 13.9%			Coca-Cola Co. (The)	67,940	3,233
Advance Auto Parts, Inc.	9,135	1,069	Colgate-Palmolive Co.	65,858	4,889
Amazon. com, Inc. (Æ)	31,185	45,245	Constellation Brands, Inc. Class A	18,440	4,047
AutoZone, Inc. (Æ)	2,200	1,684	CVS Health Corp.	128,896	10,143
Best Buy Co. , Inc.	19,236	1,405	Dr Pepper Snapple Group, Inc.	14,940	1,783
BorgWarner, Inc.	12,460	701	Hershey Co. (The)	4,970	548
CarMax, Inc. (Æ)	120,539	8,603	Kimberly-Clark Corp.	12,180	1,425
Carnival Corp.	24,552	1,758	Kraft Heinz Co. (The)	36,144	2,833
CBS Corp. Class B	23,776	1,370	Kroger Co. (The)	28,400	862
Charter Communications, Inc. Class A(Æ)	15,373	5,799	Molson Coors Brewing Co. Class B	25,889	2,175
Chipotle Mexican Grill, Inc. Class A(Æ)	21,150	6,869	Mondelez International, Inc. Class A	538,749	23,921
Comcast Corp. Class A	432,979	18,415	PepsiCo, Inc.	167,598	20,163
Costco Wholesale Corp.	14,398	2,806	Philip Morris International, Inc.	185,047	19,843
DISH Network Corp. Class A(Æ)	10,810	507	Procter & Gamble Co. (The)	41,918	3,619
Dollar General Corp.	5,400	557	Tyson Foods, Inc. Class A	63,206	4,811
Dollar Tree, Inc. (Æ)	199,666	22,962	Unilever NV	241,546	13,886
DR Horton, Inc.	28,096	1,378	Walgreens Boots Alliance, Inc.	32,014	2,409
eBay, Inc. (Æ)	5,789	235			133,105
Estee Lauder Cos. , Inc. (The) Class A	968	131
Expedia, Inc.	5,900	755	Energy - 7.0%
Foot Locker, Inc.	40,119	1,972	Anadarko Petroleum Corp.	561	34
Ford Motor Co.	1,027,572	11,272	Andeavor(Æ)	17,263	1,867
Gap, Inc. (The)	45,627	1,517	BP PLC - ADR	488,979	20,923
General Motors Co.	52,328	2,219	Cabot Oil & Gas Corp.	42,924	1,131
Hilton Worldwide Holdings, Inc.	88,989	7,622	Cenovus Energy, Inc.	636,256	6,076
Home Depot, Inc. (The)	75,922	15,253	Chevron Corp.	152,415	19,105
Interpublic Group of Cos. , Inc. (The)	385,578	8,440	Concho Resources, Inc. (Æ)	16,115	2,537
Lennar Corp. Class A	2,800	175	ConocoPhillips	106,842	6,283
Lennar Corp. Class B	56	3	Core Laboratories NV	156,787	17,921
Lowe's Cos. , Inc.	185,439	19,421	Devon Energy Corp.	11,954	495
Macy's, Inc.	12,300	319	Diamondback Energy, Inc. (Æ)	17,799	2,234
McDonald's Corp.	16,225	2,777	Enbridge, Inc.	16,005	586
News Corp. Class A	471,344	8,065	EOG Resources, Inc.	32,555	3,744
Nike, Inc. Class B	217,217	14,819	EQT Corp.	14,351	779
Omnicom Group, Inc.	90,593	6,944	Exxon Mobil Corp.	189,781	16,568
O'Reilly Automotive, Inc. (Æ)	39,341	10,413	Halliburton Co.	152,042	8,165
Priceline Group, Inc. (The)(Æ)	5,043	9,642	Kinder Morgan, Inc.	55,754	1,002
PulteGroup, Inc.	59,183	1,884	Marathon Petroleum Corp.	32,273	2,236
Ross Stores, Inc.	40,816	3,363	Murphy Oil Corp.	167,894	5,389
Royal Caribbean Cruises, Ltd.	19,702	2,631	Occidental Petroleum Corp.	148,118	11,104
Starbucks Corp.	323,455	18,375	PBF Energy, Inc. Class A	130,738	4,227
Target Corp.	119,240	8,969	Phillips 66	149,157	15,274
Tiffany & Co.	2,564	273	Pioneer Natural Resources Co.	22,487	4,113
Time Warner, Inc.	64,864	6,185	Royal Dutch Shell PLC Class A - ADR	206,105	14,477
TJX Cos. , Inc.	162,435	13,047	Schlumberger, Ltd.	268,658	19,768
Toll Brothers, Inc.	38,451	1,791	Valero Energy Corp.	59,864	5,745
Twenty-First Century Fox, Inc. Class A	95,674	3,530	Williams Cos. , Inc. (The)	14,626	459
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	42,926	9,534			192,242
VF Corp.	26,000	2,110
Wal-Mart Stores, Inc.	297,607	31,725	Financial Services - 21.7%
Walt Disney Co. (The)	156,447	17,001	Aflac, Inc.	14,701	1,297
Whirlpool Corp.	16,553	3,003	Alliance Data Systems Corp.	31,575	8,104
Wyndham Worldwide Corp.	77,055	9,565	Allstate Corp. (The)	15,668	1,548
Yum China Holdings, Inc.	29,534	1,370	American Express Co.	168,186	16,718
Yum! Brands, Inc.	39,105	3,308	American International Group, Inc.	189,331	12,102
		380,786	American Tower Corp. (ö)	148,692	21,962
			Ameriprise Financial, Inc.	49,854	8,410
Consumer Staples - 4.8%			Aon PLC	38,352	5,453
Altria Group, Inc.	142,309	10,010	Arthur J Gallagher & Co.	10,292	703

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AvalonBay Communities, Inc.(ö)	7,200	1,227	XL Group, Ltd.	162,276	5,978
Axis Capital Holdings, Ltd.	39,222	1,982			597,532
Bank of America Corp.	1,523,017	48,737
Bank of New York Mellon Corp. (The)	16,659	945	Health Care - 10.3%
BB&T Corp.	6,074	335	Abbott Laboratories	133,144	8,276
Berkshire Hathaway, Inc. Class B(Æ)	148,558	31,848	AbbVie, Inc.	67,323	7,555
BlackRock, Inc. Class A	4,909	2,758	Aetna, Inc.	23,472	4,385
Brighthouse Financial, Inc. (Æ)	9,932	638	Alexion Pharmaceuticals, Inc. (Æ)	5,448	650
Capital One Financial Corp.	189,129	19,662	Align Technology, Inc. (Æ)	10,124	2,652
Cboe Global Markets, Inc.	6,153	827	Allergan PLC	46,953	8,464
Charles Schwab Corp. (The)	64,673	3,450	Amgen, Inc.	53,187	9,895
Chubb, Ltd.	90,347	14,108	Anthem, Inc. (Æ)	56,128	13,911
Citigroup, Inc.	375,068	29,435	Baxter International, Inc.	7,837	564
Citizens Financial Group, Inc.	70,067	3,216	Becton Dickinson and Co.	5,549	1,348
CME Group, Inc. Class A	2,510	385	Biogen, Inc. (Æ)	11,230	3,906
Comerica, Inc.	60,506	5,761	Bioverativ, Inc. (Æ)	5,615	579
Discover Financial Services	29,578	2,360	Boston Scientific Corp. (Æ)	131,115	3,666
Equinix, Inc. (Æ)(ö)	27,247	12,403	Bristol-Myers Squibb Co.	83,289	5,214
Everest Re Group, Ltd.	900	207	Celgene Corp. (Æ)	40,912	4,139
Fidelity National Information Services, Inc.	28,156	2,882	Cerner Corp. (Æ)	101,654	7,027
Fifth Third Bancorp	11,520	381	Cigna Corp.	50,411	10,503
First Republic Bank	39,049	3,497	Eli Lilly & Co.	49,271	4,013
FleetCor Technologies, Inc. (Æ)	57,456	12,209	Express Scripts Holding Co. (Æ)	97,927	7,754
Franklin Resources, Inc.	210,714	8,936	Gilead Sciences, Inc.	19,112	1,602
Goldman Sachs Group, Inc. (The)	53,346	14,291	Humana, Inc.	17,180	4,842
Hartford Financial Services Group, Inc.	55,496	3,261	Intuitive Surgical, Inc. (Æ)	2,329	1,005
Intercontinental Exchange, Inc.	163,857	12,099	Johnson & Johnson	299,603	41,403
Invesco, Ltd.	31,200	1,127	McKesson Corp.	85,886	14,504
JPMorgan Chase & Co.	244,178	28,244	Medtronic PLC	26,614	2,286
KeyCorp	299,276	6,405	Merck & Co. , Inc.	247,292	14,652
Leucadia National Corp.	17,270	467	Mylan NV(Æ)	304,700	13,056
Loews Corp.	197,620	10,207	Novo Nordisk A/S - ADR	158,504	8,797
M&T Bank Corp.	19,133	3,650	Pfizer, Inc.	586,284	21,716
Markel Corp. (Æ)	19,332	22,187	Quest Diagnostics, Inc.	4,948	524
MasterCard, Inc. Class A	15,196	2,568	Regeneron Pharmaceuticals, Inc. (Æ)	15,401	5,647
MetLife, Inc.	217,815	10,470	Sanofi - ADR	116,056	5,098
Moody's Corp.	58,542	9,472	Stryker Corp.	13,945	2,292
Morgan Stanley	311,387	17,609	Thermo Fisher Scientific, Inc.	34,905	7,823
Northern Trust Corp.	1,827	193	UnitedHealth Group, Inc.	124,574	29,497
PayPal Holdings, Inc. (Æ)	11,649	994	Varian Medical Systems, Inc. (Æ)	4,839	617
People's United Financial, Inc.	267,889	5,269	Vertex Pharmaceuticals, Inc. (Æ)	8,712	1,454
PNC Financial Services Group, Inc. (The)	34,323	5,424	Zimmer Biomet Holdings, Inc.	7,806	992
Progressive Corp. (The)	15,025	813	Zoetis, Inc. Class A	13,700	1,051
Prologis, Inc.(ö)	9,600	625			283,359
Prudential Financial, Inc.	7,700	915
Raymond James Financial, Inc.	6,917	667	Materials and Processing - 2.7%
Regions Financial Corp.	438,990	8,442	AdvanSix, Inc. (Æ)	13,686	540
Simon Property Group, Inc. (ö)	4,200	686	Air Products & Chemicals, Inc.	1,928	325
State Street Corp.	296,159	32,628	Ball Corp.	6,000	230
SunTrust Banks, Inc.	25,226	1,783	Celanese Corp. Class A	51,943	5,618
SVB Financial Group(Æ)	3,552	876	CRH PLC - ADR	13,895	520
Synchrony Financial	135,264	5,367	Crown Holdings, Inc. (Æ)	14,346	833
TD Ameritrade Holding Corp.	6,600	368	DowDuPont, Inc.	312,235	23,598
Torchmark Corp.	15,702	1,427	Eastman Chemical Co.	21,049	2,088
Travelers Cos. , Inc. (The)	3,590	538	Ecolab, Inc.	150,396	20,706
UBS Group AG(Æ)	299,554	6,087	Ingersoll-Rand PLC	21,536	2,038
US Bancorp	264,310	15,103	Ingevity Corp. (Æ)	4,417	320
Visa, Inc. Class A	283,388	35,205	International Paper Co.	19,210	1,208
Voya Financial, Inc.	210,458	10,925	Martin Marietta Materials, Inc.	6,899	1,574
Wells Fargo & Co.	466,344	30,676	Masco Corp.	34,631	1,547

See accompanying notes which are an integral part of this quarterly report.

98 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Monsanto Co.	22,712	2,766	Analog Devices, Inc.	34,177	3,140
PPG Industries, Inc.	4,260	506	Apple, Inc.	392,423	65,702
Praxair, Inc.	37,887	6,118	Applied Materials, Inc.	23,100	1,239
Rio Tinto PLC - ADR	37,916	2,127	Autodesk, Inc. (Æ)	40,348	4,665
Versum Materials, Inc.	1,866	69	Broadcom, Ltd.	42,023	10,423
WestRock Co.	26,503	1,766	CDK Global Inc.	996	71
		74,497	Cisco Systems, Inc.	276,437	11,483
			Cognizant Technology Solutions Corp. Class
Producer Durables - 11.9%			A	169,345	13,206
3M Co.	7,926	1,985	Corning, Inc.	95,859	2,993
Accenture PLC Class A	43,472	6,986	Dell Technologies, Inc. Class V(Æ)	37,063	2,657
Adient PLC	69,281	4,489	DXC Technology Co.	21,389	2,129
Allegion PLC	18,258	1,572	Facebook, Inc. Class A(Æ)	231,310	43,230
Aptiv PLC	17,118	1,624	Hewlett Packard Enterprise Co.	686,866	11,265
Automatic Data Processing, Inc.	76,295	9,432	HP, Inc. (Æ)	352,152	8,212
Boeing Co. (The)	202	72	Intel Corp.	164,222	7,906
CSX Corp.	63,100	3,582	International Business Machines Corp.	58,337	9,550
Danaher Corp.	8,637	875	Intuit, Inc.	76,963	12,922
Deere & Co.	11,061	1,841	KLA-Tencor Corp.	5,800	637
Delphi Technologies PLC	5,706	315	Lam Research Corp.	32,264	6,179
Delta Air Lines, Inc.	89,351	5,072	Micro Focus International PLC - ADR	73,894	2,235
Dover Corp.	119,014	12,640	Microsoft Corp.	579,873	55,093
Eaton Corp. PLC	22,997	1,931	NVIDIA Corp.	3,690	907
Emerson Electric Co.	13,090	945	NXP Semiconductors NV(Æ)	44,519	5,357
FedEx Corp.	1,662	436	Oracle Corp.	850,398	43,872
Fortive Corp.	123,513	9,389	QUALCOMM, Inc.	176,145	12,022
General Dynamics Corp.	47,303	10,524	Red Hat, Inc. (Æ)	73,619	9,672
General Electric Co.	317,262	5,130	Salesforce. com, Inc. (Æ)	94,486	10,763
Honeywell International, Inc.	275,195	43,941	SAP SE - ADR	59,771	6,769
Illinois Tool Works, Inc.	1,831	318	Seagate Technology PLC	20,124	1,111
JB Hunt Transport Services, Inc.	35,661	4,309	TE Connectivity, Ltd.	13,893	1,424
Johnson Controls International PLC(Æ)	257,356	10,070	Texas Instruments, Inc.	77,989	8,553
Kansas City Southern	91,285	10,327	Western Digital Corp.	487	43
L3 Technologies, Inc.	8,688	1,846	Xilinx, Inc.	5,800	424
Lockheed Martin Corp.	1,670	593			464,089
Mettler-Toledo International, Inc. (Æ)	24,329	16,429
Norfolk Southern Corp.	38,039	5,739	Utilities - 2.3%
Northrop Grumman Corp.	26,426	8,999	American Electric Power Co. , Inc.	26,048	1,792
PACCAR, Inc.	46,767	3,487	AT&T, Inc.	393,148	14,723
Parker-Hannifin Corp.	48,014	9,671	California Resources Corp. (Æ)	1,158	24
Pentair PLC	6,066	434	Cheniere Energy, Inc. (Æ)	5,800	328
Raytheon Co.	93,777	19,595	CMS Energy Corp.	37,178	1,664
Roper Technologies, Inc.	53,381	14,979	Dominion Energy, Inc.	4,273	327
Sensata Technologies Holding NV(Æ)	231,052	12,997	Duke Energy Corp.	16,508	1,296
Southwest Airlines Co.	180,729	10,988	Entergy Corp.	112,537	8,856
Stanley Black & Decker, Inc.	135,548	22,533	Exelon Corp.	74,622	2,874
TopBuild Corp. (Æ)	3,805	291	NextEra Energy, Inc.	52,989	8,395
TransDigm Group, Inc.	44,259	14,026	NiSource, Inc.	38,538	951
Union Pacific Corp.	57,199	7,636	Sempra Energy	14,900	1,595
United Continental Holdings, Inc. (Æ)	18,923	1,283	Southern Co. (The)	14,587	658
United Technologies Corp.	80,577	11,120	T-Mobile US, Inc. (Æ)	28,544	1,858
Waste Management, Inc.	4,229	374	Verizon Communications, Inc.	292,879	15,835
Worldpay, Inc. Class A(Æ)	8,920	716	Xcel Energy, Inc.	70,978	3,239
XPO Logistics, Inc. (Æ)	153,695	14,515			64,415
		326,056
			Total Common Stocks
Technology - 16.9%			(cost $1,532,500)		2,516,081
Adobe Systems, Inc. (Æ)	118,355	23,643
Alphabet, Inc. Class A(Æ)	12,840	15,180	Short-Term Investments - 8.3%
Alphabet, Inc. Class C(Æ)	42,235	49,412	U. S. Cash Management Fund(@)	222,127,349(8)	222,149

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 99

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
United States Treasury Bills
1.151% due 02/15/18 (~)(§)	3,000	2,999
1.500% due 05/31/18 (~)(§)	700	697
1.579% due 07/05/18 (~)(§)	1,500	1,490
Total Short-Term Investments
(cost $227,332)		227,335

Total Investments 99.8%
(identified cost $1,759,832)		2,743,416

Other Assets and Liabilities, Net
- 0.2%		4,371
Net Assets - 100.0%		2,747,787

See accompanying notes which are an integral part of this quarterly report.

100 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	1,145	USD	161,777	03/18	8,817
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					8,817

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$380,786	$—	$—	$—	$380,786
Consumer Staples	133,105	—	—	—	133,105
Energy	192,242	—	—	—	192,242
Financial Services	597,532	—	—	—	597,532
Health Care	283,359	—	—	—	283,359
Materials and Processing	74,497	—	—	—	74,497
Producer Durables	326,056	—	—	—	326,056
Technology	464,089	—	—	—	464,089
Utilities	64,415	—	—	—	64,415
Short-Term Investments	—	5,186	—	222,149	227,335
Total Investments	2,516,081	5,186	—	222,149	2,743,416

Other Financial Instruments
Assets
Futures Contracts	8,817	—	—	—	8,817

Total Other Financial Instruments*	$8,817	$—	$—	$—	$8,817

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 101

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.3%			Liberty Media Corp. -Liberty Formula One
Consumer Discretionary - 13.9%			Class C(Æ)	524	20
1-800-Flowers. com, Inc. Class A(Æ)	14,360	150	Liberty Media Corp. -Liberty SiriusXM Class
Aaron's, Inc. Class A	5,967	244	A(Æ)	166	8
Amerco, Inc.	3,091	1,128	Liberty SiriusXM Group Class C(Æ)	37,310	1,672
American Axle & Manufacturing Holdings,			Lithia Motors, Inc. Class A	3,771	471
Inc. (Æ)	8,987	159	LKQ Corp. (Æ)	63,022	2,649
Aramark	23,252	1,065	Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	75,065	2,097
Beazer Homes USA, Inc. (Æ)	83,830	1,554	Matthews International Corp. Class A	11,725	657
Bed Bath & Beyond, Inc.	3,707	86	Michael Kors Holdings, Ltd. (Æ)	10,939	722
Big Lots, Inc. (Ñ)	18,442	1,121	Monro Muffler Brake, Inc.	28,154	1,591
Bloomin' Brands, Inc.	15,792	348	Murphy USA, Inc. (Æ)	1,877	160
Brinker International, Inc. (Ñ)	5,264	191	National Presto Industries, Inc. (Ñ)	425	43
Buckle, Inc. (The)	13,461	270	Nielsen Holdings PLC	4,781	179
Buffalo Wild Wings, Inc. (Æ)	5,130	805	Nutrisystem, Inc.	11,236	486
Burlington Stores, Inc. (Æ)	14,503	1,765	NVR, Inc. (Æ)	62	197
Cable One, Inc.	61	43	Ollie's Bargain Outlet Holdings, Inc. (Æ)	56,835	3,157
Caesars Entertainment Corp. (Æ)	164,139	2,290	Oxford Industries, Inc.	8,339	657
Callaway Golf Co.	14,281	211	Papa John's International, Inc. (Ñ)	2,740	178
Capella Education Co.	9,579	762	Polaris Industries, Inc. (Ñ)	7,336	829
Carter's, Inc.	8,753	1,053	Pool Corp.	18,158	2,456
Cheesecake Factory, Inc. (The)(Ñ)	37,363	1,838	PulteGroup, Inc.	19,780	630
Chegg, Inc. (Æ)	17,094	296	Ralph Lauren Corp. Class A	35,592	4,069
Chico's FAS, Inc.	10,882	104	Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	2,684	141
Cimpress NV(Æ)	544	69	Scholastic Corp.	35,112	1,349
Columbia Sportswear Co.	798	60	Scripps Networks Interactive, Inc. Class A	3,363	296
Conn's, Inc. (Æ)(Ñ)	42,567	1,418	Service Corp. International	19,201	768
Cooper Tire & Rubber Co.	4,271	167	ServiceMaster Global Holdings, Inc. (Æ)	15,351	809
Dana Holding Corp.	9,122	301	Shoe Carnival, Inc.	6,564	150
Dave & Buster's Entertainment, Inc. (Æ)	9,964	468	Shutterfly, Inc. (Æ)	17,230	1,174
Deckers Outdoor Corp. (Æ)	9,465	811	Signet Jewelers, Ltd. (Ñ)	15,677	829
DineEquity, Inc. (Ñ)	17,086	946	Skechers U. S. A. , Inc. Class A(Æ)	39,340	1,620
Dollar Tree, Inc. (Æ)	5,606	645	SodaStream International, Ltd. (Æ)	11,459	901
Domino's Pizza, Inc.	7,308	1,585	Steven Madden, Ltd.	7,923	366
Dorman Products, Inc. (Æ)	13,648	1,030	Strayer Education, Inc.	3,129	289
DSW, Inc. Class A	46,952	940	Sturm Ruger & Co. , Inc.	394	21
Duluth Holdings, Inc. Class B(Æ)	11,803	208	TEGNA, Inc.	6,655	96
Eldorado Resorts, Inc. (Æ)(Ñ)	79,622	2,751	Tenneco, Inc.	17,840	1,035
Ethan Allen Interiors, Inc.	35,264	876	Thor Industries, Inc.	4,382	599
First Cash Financial Services, Inc.	15,685	1,147	Tiffany & Co.	4,995	533
Five Below, Inc. (Æ)	38,232	2,482	Toll Brothers, Inc.	41,910	1,952
Fortune Brands Home & Security, Inc.	11,380	807	Townsquare Media, Inc. Class A(Æ)	48,476	364
Gannett Co. , Inc.	3,383	40	Tractor Supply Co.	13,190	1,006
Gentex Corp.	12,980	307	Tupperware Brands Corp.	2,897	167
Gentherm, Inc. (Æ)	44,512	1,424	Urban Outfitters, Inc. (Æ)	23,046	786
Goodyear Tire & Rubber Co. (The)	9,881	344	Vail Resorts, Inc.	589	129
Grand Canyon Education, Inc. (Æ)	17,658	1,642	WABCO Holdings, Inc. (Æ)	700	108
Guess?, Inc.	42,750	785	Wyndham Worldwide Corp.	10,393	1,290
Hanesbrands, Inc. (Ñ)	10,236	222	Wynn Resorts, Ltd.	5,707	945
ILG, Inc. (Æ)	8,884	279			83,679
Interpublic Group of Cos. , Inc. (The)	14,186	311
J Alexander's Holdings, Inc. (Å)(Æ)	64,663	624	Consumer Staples - 3.4%
Jack in the Box, Inc.	7,124	648	Andersons, Inc. (The)	1,780	61
John Wiley & Sons, Inc. Class A	3,050	193	Calavo Growers, Inc.	5,372	467
KAR Auction Services, Inc.	23,734	1,294	Casey's General Stores, Inc.	17,162	2,078
Liberty Braves Group Class C(Æ)	59,775	1,405	Church & Dwight Co. , Inc.	5,862	286
Liberty Broadband Corp. Class A(Æ)	262	25	Energizer Holdings, Inc. (Æ)	61,591	3,566
Liberty Broadband Corp. Class C(Æ)	633	61	Hain Celestial Group, Inc. (The)(Æ)	5,750	219
Liberty Interactive Corp. Class A(Æ)	43,796	1,230	Herbalife, Ltd. (Æ)(Ñ)	1,246	103
			Ingredion, Inc.	14,076	2,022

See accompanying notes which are an integral part of this quarterly report.

102 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
J&J Snack Foods Corp.	3,152	436	American Equity Investment Life Holding
Lancaster Colony Corp.	12,788	1,642	Co.	92,727	3,060
Medifast, Inc.	7,437	511	American Financial Group, Inc.	4,297	487
MGP Ingredients, Inc. (Ñ)	5,280	473	American Homes 4 Rent Class A(ö)	6,889	143
National Beverage Corp. (Ñ)	4,000	442	American National Insurance Co.	1,564	198
Nomad Foods, Ltd. (Æ)	128,798	2,195	Anworth Mortgage Asset Corp. (ö)	24,430	119
Nu Skin Enterprises, Inc. Class A	2,533	182	Arch Capital Group, Ltd. (Æ)	2,102	191
PetMed Express, Inc. (Ñ)	17,579	795	Ares Capital Corp.	2,664	43
Pinnacle Foods, Inc.	285	18	Argo Group International Holdings, Ltd.	29,156	1,787
Post Holdings, Inc. (Æ)	5,407	409	Armada Hoffler Properties, Inc. (ö)	17,904	258
Safeway, Inc. (Å)(Æ)	9,450	5	Ashford Hospitality Trust, Inc. (ö)	46,366	299
Sanderson Farms, Inc. (Ñ)	19,716	2,502	Assurant, Inc.	5,539	507
Snyders-Lance, Inc.	11,976	598	Assured Guaranty, Ltd.	12,463	444
TreeHouse Foods, Inc. (Æ)	12,630	596	Athene Holding, Ltd. Class A(Æ)	8,505	427
Tyson Foods, Inc. Class A	2,228	170	Axis Capital Holdings, Ltd.	5,244	265
Vector Group, Ltd. (Ñ)	32,384	690	Banco Latinoamericano de Comercio Exterior
		20,466	SA Class E	6,718	199
			Bancorp, Inc. (The)(Æ)	39,748	420
Energy - 3.1%			BancorpSouth Bank	50,571	1,697
Andeavor(Æ)	3,098	335	Bank of the Ozarks, Inc.	9,283	464
Arch Coal, Inc. Class A	12,183	1,097	BankUnited, Inc.	28,414	1,166
Cabot Oil & Gas Corp.	6,439	170	Blackhawk Network Holdings, Inc. Class
CONSOL Energy, Inc. (Æ)(Þ)	13,056	423	A(Æ)	13,302	605
Diamondback Energy, Inc. (Æ)	9,297	1,167	BofI Holding, Inc. (Æ)(Ñ)	34,223	1,231
Energen Corp. (Æ)	5,905	308	Brighthouse Financial, Inc. (Æ)	11,762	756
EQT Corp.	4,074	221	Broadridge Financial Solutions, Inc.	5,818	561
Exterran Corp. (Æ)	3,009	87	Camden Property Trust(ö)	3,242	281
First Solar, Inc. (Æ)	4,127	277	Cannae Holdings, Inc. (Æ)	73,221	1,275
Green Plains, Inc.	14,705	257	Cboe Global Markets, Inc.	3,885	522
Gulfport Energy Corp. (Æ)	45,254	460	Cedar Realty Trust, Inc. (ö)	20,389	104
Helix Energy Solutions Group, Inc. (Æ)	67,777	510	CenterState Bank Corp.	62,231	1,617
Helmerich & Payne, Inc. (Ñ)	4,679	337	Central Pacific Financial Corp.	8,782	260
Matador Resources Co. (Æ)	18,877	612	CNO Financial Group, Inc.	43,353	1,066
Matrix Service Co. (Æ)	217	4	Columbia Banking System, Inc.	34,327	1,479
McDermott International, Inc. (Æ)	264,160	2,319	Columbia Property Trust, Inc. (ö)	12,722	278
Newpark Resources, Inc. (Æ)	32,973	300	Community Bank System, Inc.	28,319	1,509
Oil States International, Inc. (Æ)	2,537	81	CoreCivic, Inc. (Æ)	5,353	124
Par Pacific Holdings, Inc. (Æ)	55,619	1,014	CoreSite Realty Corp. Class A(ö)	2,337	253
Parsley Energy, Inc. Class A(Æ)	9,938	235	CVB Financial Corp.	10,947	256
Patterson-UTI Energy, Inc.	41,878	989	CyrusOne, Inc. (ö)	14,898	859
PBF Energy, Inc. Class A	36,045	1,165	DCT Industrial Trust, Inc. (ö)	64,325	3,807
Phillips 66 Partners, LP	5,314	280	Diamond Hill Investment Group, Inc.	1,218	256
Range Resources Corp.	14,003	200	Duke Realty Corp. (ö)	9,864	261
REX American Resources Corp. (Æ)	11,703	956	Dun & Bradstreet Corp. (The)	28,548	3,532
RPC, Inc. (Ñ)	15,704	317	E*Trade Financial Corp. (Æ)	12,782	674
RSP Permian, Inc. (Æ)	47,420	1,882	East West Bancorp, Inc.	9,666	637
Southwestern Energy Co. (Æ)	105,636	448	Eaton Vance Corp.	4,476	259
SRC Energy, Inc. (Æ)	150,158	1,494	Education Realty Trust, Inc. (ö)	45,599	1,506
SunCoke Energy, Inc. (Æ)	24,519	272	Enova International, Inc. (Æ)	30,176	540
Unit Corp. (Æ)	11,349	275	Equity Commonwealth (Æ)(ö)	15,395	460
World Fuel Services Corp.	3,012	84	Equity LifeStyle Properties, Inc. Class A(ö)	3,795	328
WPX Energy, Inc. (Æ)	14,097	208	Erie Indemnity Co. Class A	4,852	576
		18,784	Euronet Worldwide, Inc. (Æ)	11,467	1,076
			Evercore, Inc. Class A	5,820	585
Financial Services - 24.8%			Everest Re Group, Ltd.	1,701	391
Alexandria Real Estate Equities, Inc. (ö)	4,607	598	Extra Space Storage, Inc. (ö)	3,027	253
Alleghany Corp. (Æ)	1,299	815	FactSet Research Systems, Inc.	3,128	628
Alliance Data Systems Corp.	1,575	404	Fair Isaac Corp.	15,352	2,651
Ally Financial, Inc.	64,701	1,926	FCB Financial Holdings, Inc. Class A(Æ)	894	49
Ambac Financial Group, Inc. (Æ)	11,269	183	Federal Agricultural Mortgage Corp. Class C	8,229	660

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Federal Realty Investment Trust(ö)	739	89	Primerica, Inc.	2,921	295
First Commonwealth Financial Corp.	53,576	775	Prosperity Bancshares, Inc.	7,300	553
First Financial Bancorp	30,121	858	PS Business Parks, Inc. (ö)	3,323	406
First Industrial Realty Trust, Inc. (ö)	107,283	3,311	Radian Group, Inc.	48,956	1,080
First Midwest Bancorp, Inc.	7,424	185	Raymond James Financial, Inc.	4,148	400
First Republic Bank	29,628	2,653	Rayonier, Inc. (ö)	14,986	486
FNB Corp.	97,735	1,403	RE/MAX Holdings, Inc. Class A	6,188	305
FNF Group	3,491	136	Reinsurance Group of America, Inc. Class A	2,529	396
Four Corners Property Trust, Inc. (ö)	7,233	171	Retail Opportunity Investments Corp. (ö)	23,784	437
Gaming and Leisure Properties, Inc. (ö)	10,931	398	Retail Properties of America, Inc. Class A(ö)	118,578	1,429
Genworth Financial, Inc. Class A(Æ)	108,399	332	RMR Group, Inc. (The) Class A	7,070	458
Glacier Bancorp, Inc.	37,575	1,474	Ryman Hospitality Properties, Inc. (ö)	8,415	644
Great Western Bancorp, Inc.	25,599	1,079	Sabra Health Care, Inc. (ö)	23,791	431
Green Dot Corp. Class A(Æ)	20,190	1,237	SEI Investments Co.	12,878	968
Greenhill & Co. , Inc.	24,642	457	Selective Insurance Group, Inc.	83,304	4,852
Hanover Insurance Group, Inc. (The)	41,111	4,652	ServisFirst Bancshares, Inc.	764	32
HarborOne Bancorp, Inc. (Æ)	35,072	647	Signature Bank(Æ)	9,414	1,450
Hartford Financial Services Group, Inc.	3,302	194	SLM Corp. (Æ)	75,562	864
Healthcare Realty Trust, Inc. (ö)	63,658	1,901	South State Corp.	20,928	1,854
Highwoods Properties, Inc. (ö)	2,022	97	State Bank Financial Corp. (Þ)	46,894	1,431
Home BancShares, Inc.	28,236	678	Sterling Bancorp	86,536	2,142
Houlihan Lokey, Inc. Class A	15,496	739	Summit Hotel Properties, Inc. (ö)	21,662	336
Huntington Bancshares, Inc.	23,662	383	Sun Communities, Inc. (ö)	27,433	2,437
Independence Realty Trust, Inc. (ö)	99,486	914	SVB Financial Group(Æ)	22,112	5,452
Independent Bank Group, Inc.	26,642	1,912	Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	6,701	169
iStar, Inc. (Æ)(ö)	16,287	172	TFS Financial Corp.	41,433	606
Jack Henry & Associates, Inc.	6,272	782	Towne Bank	25,702	785
JBG Smith Properties(ö)	21,946	741	TriState Capital Holdings, Inc. (Æ)	3,143	76
KeyCorp	125,054	2,676	UMB Financial Corp.	19,681	1,499
Kilroy Realty Corp. (ö)	3,359	240	Umpqua Holdings Corp.	54,503	1,180
Lamar Advertising Co. Class A(ö)	14,433	1,039	United Community Banks, Inc.	60,617	1,920
LaSalle Hotel Properties (ö)	6,953	212	Universal Insurance Holdings, Inc.	8,695	256
Lazard, Ltd. Class A	16,058	941	Urstadt Biddle Properties, Inc. Class A(ö)	5,742	112
LendingTree, Inc. (Æ)	6,039	2,221	Voya Financial, Inc.	75,748	3,932
Life Storage, Inc. (Æ)(ö)	4,997	415	Webster Financial Corp.	30,614	1,733
MarketAxess Holdings, Inc.	2,863	562	White Mountains Insurance Group, Ltd.	128	108
Medical Properties Trust, Inc. (ö)	24,356	319	World Acceptance Corp. (Æ)	5,306	626
MGIC Investment Corp. (Æ)	182,545	2,705	WR Berkley Corp.	3,831	280
Mid-America Apartment Communities, Inc.			WSFS Financial Corp. (Ñ)	8,031	410
(ö)	19,419	1,852	Zions Bancorporation	22,545	1,218
MSCI, Inc. Class A	18,588	2,588			148,826
National Health Investors, Inc. (ö)	11,955	843
National Western Life Group, Inc. Class A	213	69	Health Care - 10.2%
Navigators Group, Inc. (The)	5,082	247	Abaxis, Inc.	4,646	333
NMI Holdings, Inc. Class A(Æ)	27,789	510	Acadia Healthcare Co. , Inc. (Æ)	1,098	37
Northwest Bancshares, Inc.	8,090	136	Akebia Therapeutics, Inc. (Æ)	28,505	421
OFG Bancorp(Ñ)	106,946	1,219	Akorn, Inc. (Æ)	55,304	1,782
Old National Bancorp	27,918	483	Align Technology, Inc. (Æ)	22,782	5,969
OM Asset Management PLC	37,506	671	Allscripts Healthcare Solutions, Inc. (Æ)	56,078	836
Oritani Financial Corp.	8,387	140	Almost Family, Inc. (Æ)	15,586	889
PacWest Bancorp	26,097	1,368	Athenahealth, Inc. (Æ)	5,352	671
Paramount Group, Inc. (ö)	1,142	17	Avexis, Inc. (Æ)	2,843	352
Park Hotels & Resorts, Inc. (ö)	83,024	2,400	BioMarin Pharmaceutical, Inc. (Æ)	3,216	290
Pebblebrook Hotel Trust (Ñ)(ö)	26,523	1,034	Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	584
People's Utah Bancorp	5,621	178	Bio-Techne Corp. (Æ)	19,172	2,690
Piedmont Office Realty Trust, Inc. Class A(ö)	603	12	BioTelemetry, Inc. (Æ)(Ñ)	115,315	3,938
Popular, Inc.	31,311	1,272	Bioverativ, Inc. (Æ)	17,368	1,790
PRA Group, Inc. (Æ)(Ñ)	42,292	1,512	Cambrex Corp. (Æ)	5,587	315
Preferred Apartment Communities, Inc. Class			Cantel Medical Corp.	11,300	1,253
A(ö)	15,743	262	Centene Corp. (Æ)	6,254	671

See accompanying notes which are an integral part of this quarterly report.

104 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Charles River Laboratories International,			Balchem Corp.	20,807	1,644
Inc. (Æ)	7,982	842	Ball Corp.	4,714	180
Chemed Corp.	4,665	1,216	Belden, Inc.	3,675	312
Cooper Cos. , Inc. (The)	2,058	503	Builders FirstSource, Inc. (Æ)	33,904	726
CorVel Corp. (Æ)	13,985	722	Carpenter Technology Corp.	15,386	791
Cotiviti Holdings, Inc. (Æ)	17,193	602	Century Aluminum Co. (Æ)	71,706	1,595
DexCom, Inc. (Æ)(Ñ)	7,077	412	CF Industries Holdings, Inc.	24,055	1,021
DYAX Corp. (Å)(Æ)(Š)	5,306	6	Compass Minerals International, Inc. (Ñ)	5,721	417
Ensign Group, Inc. (The)(Þ)	19,202	442	Crown Holdings, Inc. (Æ)	7,742	449
Exact Sciences Corp. (Æ)	8,202	408	Eagle Materials, Inc.	11,008	1,233
Haemonetics Corp. (Æ)	20,950	1,354	FMC Corp.	18,349	1,676
HealthSouth Corp. (Æ)	8,403	445	GCP Applied Technologies, Inc. (Æ)	39,690	1,326
Henry Schein, Inc. (Æ)	3,502	265	Global Brass & Copper Holdings, Inc.	16,735	538
Hologic, Inc. (Æ)	9,896	423	Hexcel Corp.	1,255	86
Icon PLC(Æ)	19,805	2,169	Ingevity Corp. (Æ)	3,946	286
ICU Medical, Inc. (Æ)	264	60	Innophos Holdings, Inc.	13,581	628
Integra LifeSciences Holdings Corp. (Æ)	47,112	2,481	Innospec, Inc.	4,161	299
Invacare Corp.	20,732	381	Insteel Industries, Inc.	5,455	171
Ionis Pharmaceuticals, Inc. (Æ)	7,245	380	Interface, Inc. Class A	48,013	1,198
Lannett Co. , Inc. (Æ)(Ñ)	61,567	1,253	International Flavors & Fragrances, Inc.	1,885	283
LifePoint Health, Inc. (Æ)	1,518	75	ITT, Inc.	39,309	2,201
Ligand Pharmaceuticals, Inc. Class B(Æ)	12,205	1,924	LB Foster Co. Class A(Æ)	5,089	138
Medidata Solutions, Inc. (Æ)	6,940	473	Lennox International, Inc.	3,222	702
MEDNAX, Inc. (Æ)	4,820	255	LSB Industries, Inc. (Æ)(Ñ)	131,671	1,118
MiMedx Group, Inc. (Æ)(Ñ)	63,959	1,071	Martin Marietta Materials, Inc.	1,536	350
Molina Healthcare, Inc. (Æ)(Ñ)	4,848	443	Masco Corp.	34,900	1,559
NeoGenomics, Inc. (Æ)(Ñ)(Þ)	108,525	838	Minerals Technologies, Inc.	21,553	1,620
Neurocrine Biosciences, Inc. (Æ)	2,046	175	NewMarket Corp.	1,978	786
Omnicell, Inc. (Æ)	23,954	1,175	Owens Corning	3,111	289
Orthofix International NV(Æ)	4,798	276	Owens-Illinois, Inc. (Æ)	10,534	245
PRA Health Sciences, Inc. (Æ)	20,317	1,850	Packaging Corp. of America	4,726	594
Premier, Inc. Class A(Æ)	15,225	494	PGT Innovations, Inc. (Æ)	71,512	1,141
Prestige Brands Holdings, Inc. (Æ)	6,438	269	Platform Specialty Products Corp. (Æ)	135,971	1,592
PTC Therapeutics, Inc. (Æ)	9,522	250	PolyOne Corp.	6,686	291
Quality Systems, Inc. (Æ)	2,976	39	Quaker Chemical Corp.	1,149	177
Quest Diagnostics, Inc.	2,922	309	Rayonier Advanced Materials, Inc.	33,369	631
ResMed, Inc.	3,325	335	RBC Bearings, Inc. (Æ)	1,937	244
Retrophin, Inc. (Æ)	3,745	90	Reliance Steel & Aluminum Co.	4,945	433
Sarepta Therapeutics, Inc. (Æ)	13,002	852	RPM International, Inc.	6,601	345
Seattle Genetics, Inc. (Æ)(Ñ)	4,553	238	Schweitzer-Mauduit International, Inc.	2,050	93
Steris PLC	15,751	1,432	Sealed Air Corp.	631	30
Triple-S Management Corp. Class B(Æ)(Ñ)	23,410	538	Sensient Technologies Corp.	12,567	903
United Therapeutics Corp. (Æ)	139	18	Sonoco Products Co.	3,919	213
US Physical Therapy, Inc.	26,966	2,048	Steel Dynamics, Inc.	7,194	327
Utah Medical Products, Inc. (Þ)	5,642	508	Trex Co. , Inc. (Æ)	925	103
Varex Imaging Corp. (Æ)	54,025	2,294	Trinseo SA	12,619	1,040
Varian Medical Systems, Inc. (Æ)	3,994	509	Tronox, Ltd. Class A	14,830	291
Veeva Systems, Inc. Class A(Æ)(Ñ)	6,119	385	Unifi, Inc. (Æ)	25,713	916
WellCare Health Plans, Inc. (Æ)	20,675	4,350	United States Steel Corp.	27,128	1,015
Zimmer Biomet Holdings, Inc.	3,762	478	Universal Forest Products, Inc.	7,875	294
		61,176	US Silica Holdings, Inc.	4,390	146
			Valmont Industries, Inc.	596	98
Materials and Processing - 7.4%			Valvoline, Inc.	18,954	467
A Schulman, Inc.	14,859	579	Versum Materials, Inc.	38,298	1,409
AAON, Inc.	11,226	409	Vulcan Materials Co.	13,817	1,871
Acuity Brands, Inc. (Ñ)	7,550	1,166	Watsco, Inc.	4,901	881
Agnico-Eagle Mines, Ltd.	6,381	302	WestRock Co.	9,631	642
Albemarle Corp.	2,994	334	WR Grace & Co.	2,986	220
Armstrong Flooring, Inc. (Æ)	88,048	1,364			44,606
Ashland Global Holdings, Inc.	2,458	178

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Producer Durables - 15.4%			Keysight Technologies, Inc. (Æ)	16,722	781
ACCO Brands Corp.	117,272	1,390	Kimball International, Inc. Class B	14,910	277
Advanced Energy Industries, Inc. (Æ)	43	3	Kirby Corp. (Æ)	7,643	572
AECOM(Æ)	10,676	418	Knight-Swift Transportation Holdings, Inc.
AGCO Corp.	664	48	(Æ)	9,433	470
Aircastle, Ltd.	8,190	193	Knoll, Inc.	51,980	1,192
Alaska Air Group, Inc.	633	42	Korn/Ferry International	25,502	1,136
Allegiant Travel Co. Class A	1,795	286	Littelfuse, Inc.	5,796	1,260
Allegion PLC	7,024	605	Lydall, Inc. (Æ)	7,384	353
Allied Motion Technologies, Inc. (Þ)	8,306	290	Manitowoc Co. , Inc. (The)(Æ)	1,863	75
Allison Transmission Holdings, Inc. Class A	31,969	1,414	MAXIMUS, Inc.	34,092	2,324
Altra Industrial Motion Corp.	28,626	1,500	Middleby Corp. (Æ)	6,648	906
AO Smith Corp.	22,536	1,505	MSC Industrial Direct Co. , Inc. Class A	6,490	609
Applied Industrial Technologies, Inc.	4,000	295	National Instruments Corp.	10,440	521
ArcBest Corp.	32,686	1,162	Navigant Consulting, Inc. (Æ)	8,155	167
Atlas Air Worldwide Holdings, Inc. (Æ)	13,888	782	Nordson Corp.	4,046	582
Avery Dennison Corp.	6,500	797	NV5 Global, Inc. (Æ)	27,189	1,325
Babcock & Wilcox Co. (The) Class W(Æ)	72,277	4,585	On Assignment, Inc. (Æ)	6,002	460
Barnes Group, Inc.	28,739	1,891	Orbital ATK, Inc.	4,746	626
Booz Allen Hamilton Holding Corp. Class A	9,028	354	Progressive Waste Solutions, Ltd.	4,081	293
Brady Corp. Class A	48,416	1,852	Proto Labs, Inc. (Æ)	8,132	889
Briggs & Stratton Corp.	7,745	187	Quanta Services, Inc. (Æ)	46,226	1,779
Brink's Co. (The)	4,571	381	Ritchie Bros Auctioneers, Inc.	9,089	296
Carlisle Cos. , Inc.	3,258	372	Robert Half International, Inc.	4,436	257
Commercial Vehicle Group, Inc. (Æ)	57,517	712	Rollins, Inc.	817	40
CoStar Group, Inc. (Æ)	9,657	3,342	Rush Enterprises, Inc. Class A(Æ)	35,594	1,924
Crane Co.	6,145	614	Ryder System, Inc.	5,256	457
Deluxe Corp.	3,172	236	Saia, Inc. (Æ)	28,441	2,149
Echo Global Logistics, Inc. (Æ)(Ñ)	48,039	1,403	SkyWest, Inc.	30,075	1,677
Electronics For Imaging, Inc. (Æ)	4,867	142	Snap-on, Inc.	2,556	438
EMCOR Group, Inc.	3,388	275	SPX Corp. (Æ)	31,434	982
EnPro Industries, Inc.	15,602	1,373	Sykes Enterprises, Inc. (Æ)	804	25
ESCO Technologies, Inc.	40,946	2,504	Terex Corp.	4,352	205
ExlService Holdings, Inc. (Æ)	4,894	297	Tetra Tech, Inc.	4,369	217
Exponent, Inc.	446	33	Toro Co. (The)	7,664	503
Flir Systems, Inc.	21,187	1,085	TriMas Corp. (Æ)	42,726	1,137
Forward Air Corp.	3,832	233	Trimble Navigation, Ltd. (Æ)	60,676	2,676
Franklin Electric Co. , Inc.	24,410	1,106	Trinity Industries, Inc.	3,667	126
FTI Consulting, Inc. (Æ)	2,997	130	Triumph Group, Inc. (Ñ)	26,025	759
General Cable Corp.	37,156	1,104	TrueBlue, Inc. (Æ)	45,850	1,254
Genesee & Wyoming, Inc. Class A(Æ)	10,257	819	Tutor Perini Corp. (Æ)	26,401	653
Genpact, Ltd.	53,372	1,811	UniFirst Corp.	1,948	322
Goldfield Corp. (The)(Æ)	59,380	294	United Rentals, Inc. (Æ)	12,333	2,234
Graco, Inc.	4,371	205	Wabtec Corp.	17,434	1,413
Granite Construction, Inc.	4,810	321	WageWorks, Inc. (Æ)	42,993	2,603
Greenbrier Cos. , Inc. (Ñ)	24,147	1,211	Watts Water Technologies, Inc. Class A	3,736	298
Hawaiian Holdings, Inc.	4,002	150	Welbilt, Inc. (Æ)	25,298	564
Healthcare Services Group, Inc.	68,828	3,798	XPO Logistics, Inc. (Æ)	9,321	880
Heartland Express, Inc.	11,921	271	YRC Worldwide, Inc. (Æ)	50,113	800
HEICO Corp. (Ñ)	22,090	1,774	Zebra Technologies Corp. Class A(Æ)	7,984	983
Herman Miller, Inc.	22,678	918			92,646
Hertz Global Holdings, Inc. Class W(Æ)	148	10
HNI Corp.	4,654	181	Technology - 15.0%
Hub Group, Inc. Class A(Æ)	5,708	274	Acxiom Corp. (Æ)	17,753	481
Insperity, Inc.	1,176	72	Advanced Micro Devices, Inc. (Æ)(Ñ)	8,044	110
Jacobs Engineering Group, Inc.	11,495	798	Alarm. com Holdings, Inc. (Æ)(Ñ)	8,673	333
JetBlue Airways Corp. (Æ)	28,204	588	Anixter International, Inc. (Æ)	5,435	455
John Bean Technologies Corp.	6,734	766	Arista Networks, Inc. (Æ)	2,343	646
Kansas City Southern	1,553	176	Avaya Holdings Corp. (Æ)(Ñ)	69,775	1,457
Kennametal, Inc.	16,389	799	Avnet, Inc.	5,180	220

See accompanying notes which are an integral part of this quarterly report.

106 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Black Knight, Inc. (Æ)	10,469	518	Super Micro Computer, Inc. (Æ)	22,211		507
Bottomline Technologies de, Inc. (Æ)	18,772	685	Syntel, Inc. (Æ)	4,359		98
CA, Inc.	65,105	2,334	Take-Two Interactive Software, Inc. (Æ)	28,421		3,600
CACI International, Inc. Class A(Æ)	13,496	1,897	TESSCO Technologies, Inc.	40,280		884
Callidus Software, Inc. (Æ)	56,221	2,021	Tower Semiconductor, Ltd. (Æ)	8,321		289
Carbonite, Inc. (Æ)	89,202	2,248	TrueCar, Inc. (Æ)	32,330		381
Cars. com, Inc. (Æ)	23,507	698	Tyler Technologies, Inc. (Æ)	9,589		1,932
Cavium, Inc. (Æ)	37,981	3,372	Ultimate Software Group, Inc. (Æ)	7,348		1,711
Cognex Corp.	7,087	442	VeriFone Systems, Inc. (Æ)	61,760		1,092
CommerceHub, Inc. (Æ)	23,133	446	Virtusa Corp. (Æ)	27,802		1,241
Conduent, Inc. (Æ)	125,552	2,059	Xilinx, Inc.	3,893		284
Cornerstone OnDemand, Inc. (Æ)	11,865	488				89,981
Cypress Semiconductor Corp.	56,978	985
Diodes, Inc. (Æ)	27,037	762	Utilities - 4.1%
Ellie Mae, Inc. (Æ)(Ñ)	5,243	490	8x8, Inc. (Æ)	7,793		138
Entegris, Inc.	73,831	2,403	Algonquin Power & Utilities Corp.	16,198		176
Envestnet, Inc. (Æ)	58,440	3,141	American States Water Co.	17,615		973
EPAM Systems, Inc. (Æ)	25,533	3,000	American Water Works Co. , Inc.	7,398		615
Finisar Corp. (Æ)	20,076	361	Aqua America, Inc.	8,668		314
FireEye, Inc. (Æ)(Ñ)	27,132	409	Atmos Energy Corp.	3,134		260
Five9, Inc. (Æ)	30,812	801	Boingo Wireless, Inc. (Æ)	40,752		988
FormFactor, Inc. (Æ)	114,373	1,641	California Water Service Group	8,435		343
Fortinet, Inc. (Æ)	26,676	1,228	CMS Energy Corp.	63,438		2,839
Gartner, Inc. (Æ)	3,501	486	CNX Resources Corp. (Æ)	24,725		346
GoDaddy, Inc. Class A(Æ)	24,884	1,374	Cogent Communications Holdings, Inc.	20,249		913
GrubHub, Inc. (Æ)(Ñ)	24,161	1,746	El Paso Electric Co.	26,483		1,382
Guidewire Software, Inc. (Æ)	16,464	1,308	Evolution Petroleum Corp.	55,273		423
Harris Corp.	1,991	317	Fairmount Santrol Holdings, Inc. (Æ)(Ñ)	42,623		237
Integrated Device Technology, Inc. (Æ)	100,966	3,019	Hawaiian Electric Industries, Inc.	17,568		599
InterDigital, Inc.	5,363	419	j2 Global, Inc.	5,794		464
IPG Photonics Corp. (Æ)	1,991	502	Midstates Petroleum Co. , Inc. (Æ)	48,608		798
Jabil Circuit, Inc.	6,244	159	National Fuel Gas Co. (Ñ)	20,426		1,139
Kimball Electronics, Inc. (Æ)(Þ)	15,152	280	NorthWestern Corp.	20,776		1,129
Leidos Holdings, Inc.	31,861	2,122	NRG Yield, Inc. Class A	33,049		622
Liberty Expedia Holdings, Inc. Class A(Æ)	15,357	720	NRG Yield, Inc. Class C	19,539		369
Liberty Interactive Corp. (Æ)	42,129	2,483	OGE Energy Corp.	5,748		185
LogMeIn, Inc.	20,946	2,635	ONE Gas, Inc.	7,156		507
MACOM Technology Solutions Holdings, Inc.			Portland General Electric Co.	2,316		98
(Æ)(Ñ)	38,431	1,195	RingCentral, Inc. Class A(Æ)	11,301		614
ManTech International Corp. Class A	81,479	4,243	South Jersey Industries, Inc.	27,026		796
Mellanox Technologies, Ltd. (Æ)	4,058	264	Southwest Gas Holdings, Inc.	19,731		1,452
Mercury Systems, Inc. (Æ)	7,358	353	Telephone & Data Systems, Inc.	12,197		335
Monolithic Power Systems, Inc.	12,574	1,498	Vectren Corp.	30,824		1,869
Motorola Solutions, Inc.	5,991	596	Vistra Energy Corp. (Æ)	168,920		3,294
NCR Corp. (Æ)	8,052	302	Whiting Petroleum Corp. (Æ)	19,211		536
ON Semiconductor Corp. (Æ)	9,500	235				24,753
Open Text Corp.	11,968	410
Plexus Corp. (Æ)	57,466	3,434	Total Common Stocks
Power Integrations, Inc.	3,715	277	(cost $377,833)			584,917
Progress Software Corp.	64,351	3,207
Proofpoint, Inc. (Æ)	4,681	478	Short-Term Investments - 2.5%
PTC, Inc. (Æ)	38,135	2,772	U. S. Cash Management Fund(@)	15,181,641	(8)	15,183
Qorvo, Inc. (Æ)	3,050	219	Total Short-Term Investments
Qualys, Inc. (Æ)	11,825	739	(cost $15,183)			15,183
Rambus, Inc. (Æ)	18,176	230
RealPage, Inc. (Æ)	36,206	1,801	Other Securities - 6.1%
Rogers Corp. (Æ)	8,570	1,412	U. S. Cash Collateral Fund(@)	36,972,111	(8)	36,972
Sanmina Corp. (Æ)	3,534	92	Total Other Securities
Simulations Plus, Inc.	16,354	264	(cost $36,972)			36,972
Skyworks Solutions, Inc.	2,464	240

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 107

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
	Total Investments 105.9%
	(identified cost $429,988)	637,072

	Other Assets and Liabilities, Net
-	(5.9%)	(35,777)
	Net Assets - 100.0%	601,295

See accompanying notes which are an integral part of this quarterly report.

108 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
DYAX Corp.	01/25/16	5,306	1.11	6	6
J Alexander's Holdings, Inc.	11/10/17	64,663	9.89	639	624
Safeway, Inc.	01/30/15	9,450	0.05	5	5
					635
For a description of restricted securities see note 7 in the Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	7	USD	1,368	03/18	(21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(21)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$83,679	$—	$—	$—	$83,679
Consumer Staples	20,461	—	5	—	20,466
Energy	18,784	—	—	—	18,784
Financial Services	148,826	—	—	—	148,826
Health Care	61,170	—	6	—	61,176
Materials and Processing	44,606	—	—	—	44,606
Producer Durables	92,646	—	—	—	92,646
Technology	89,981	—	—	—	89,981
Utilities	24,753	—	—	—	24,753
Short-Term Investments	—	—	—	15,183	15,183
Other Securities	—	—	—	36,972	36,972
Total Investments	584,906	—	11	52,155	637,072

Other Financial Instruments
Liabilities
Futures Contracts	(21)	—	—	—	(21)
Total Other Financial Instruments*	$(21)	$—	$—	$—	$(21)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 109

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

110 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.9%			Hiscox, Ltd.	24,694	497
Argentina - 0.4%					978
Cresud SACIF y A - ADR(Þ)	18,279	396
Grupo Supervielle SA - ADR	24,241	775	Brazil - 2.5%
IRSA Inversiones y Representaciones			Atacadao Distribuicao Comercio e
SA - ADR(Þ)	15,004	431	Industria, Ltd. (Æ)	39,599	200
Pampa Energia SA - ADR(Æ)	8,307	586	B2W Cia Digital(Æ)	272,086	1,815
YPF SA - ADR	104,872	2,532	Banco Bradesco SA - ADR	72,883	926
		4,720	Banco Santander Brasil SA - ADR	22,238	250
			BM&FBovespa SA - Bolsa de Valores
Australia - 1.3%			Mercadorias e Futuros(Æ)	92,416	757
AGL Energy, Ltd.	14,311	270	Braskem SA - ADR	42,926	1,336
ASX, Ltd. - ADR	4,813	212	BRF SA - ADR(Æ)	50,514	562
Australia & New Zealand Banking			CCR SA	108,426	533
Group, Ltd. - ADR	62,718	1,442	Centrais Eletricas Brasileiras SA
Bank of Queensland, Ltd.	55,097	549	- ADR(Æ)	214,524	1,430
Bendigo & Adelaide Bank, Ltd.	30,927	292	Cia Brasileira de Distribuicao - ADR	29,969	706
BHP Billiton, Ltd. - ADR	12,620	308	Cia de Saneamento Basico do Estado de
Commonwealth Bank of Australia - ADR	77,822	4,940	Sao Paulo - ADR(Æ)	187,823	2,130
CSL, Ltd.	3,507	413	Cia de Saneamento de Minas
Fortescue Metals Group, Ltd.	42,690	170	Gerais-COPASA	19,464	276
Goodman Group(ö)	71,710	467	Cosan SA Industria e Comercio	114,847	1,573
GPT Group (The)(ö)	104,066	421	Estacio Participacoes SA	77,294	850
Insurance Australia Group, Ltd.	114,979	670	Gerdau SA - ADR	352,686	1,580
Macquarie Group, Ltd.	5,472	454	Hypermarcas SA	55,824	637
Medibank Pvt, Ltd.	70,712	191	IRB-Brasil Resseguros SA	21,180	250
Mirvac Group(ö)	103,514	183	Itau Unibanco Holding SA - ADR	246,872	4,049
National Australia Bank, Ltd. - ADR	38,859	911	JBS SA	195,912	618
QBE Insurance Group, Ltd.	21,631	188	Petroleo Brasileiro SA - ADR(Æ)	328,609	4,390
Rio Tinto, Ltd. - ADR	20,684	1,280	Qualicorp SA	18,610	179
Scentre Group(ö)	137,481	459	Rumo SA(Æ)	717,371	3,213
Stockland(ö)	29,894	102	Telefonica Brasil SA - ADR	69,829	1,184
Suncorp Group, Ltd.	13,039	143	TIM Participacoes SA - ADR	115,135	2,420
Vicinity Centres(Æ)(ö)	180,787	394	Vale SA Class B - ADR(Æ)	49,746	651
Wesfarmers, Ltd. (Æ)	12,552	443			32,515
Westpac Banking Corp.	34,985	872
Woodside Petroleum, Ltd.	25,813	687	Canada - 3.3%
Woolworths Group, Ltd.	22,445	487	Bank of Montreal	12,943	1,066
		16,948	Bank of Nova Scotia (The)	19,357	1,286
			BCE, Inc.	6,228	291
Austria - 0.5%			Brookfield Asset Management, Inc.
Andritz AG	51,766	3,108	Class A	18,563	777
Erste Group Bank AG	13,419	675	Brookfield Real Estate Services, Inc. (Å)	91,867	1,268
OMV AG	9,344	602	Canadian Imperial Bank of Commerce	8,045	797
UNIQA Insurance Group AG	49,228	606	Canadian National Railway Co.	44,779	3,588
Voestalpine AG	11,409	741	Canadian Natural Resources, Ltd.	56,391	1,925
		5,732	Canadian Pacific Railway, Ltd.	4,758	881
			Canadian Real Estate Investment
Belgium - 0.5%			Trust(ö)	9,550	346
Ageas	8,385	443	Canadian Tire Corp. , Ltd. Class A	2,776	387
Anheuser-Busch InBev SA	21,391	2,427	CCL Industries, Inc. Class B	1,170	56
Colruyt SA	511	28	Cenovus Energy, Inc.	96,677	922
Elia System Operator SA	5,531	340	CGI Group, Inc. Class A(Æ)	3,049	175
KBC Groep NV	32,084	3,085	Dollarama, Inc.	2,149	294
Solvay SA	2,575	373	Emera, Inc.	10,097	374
		6,696	Enbridge, Inc.	5,591	205

Bermuda - 0.1%			Fairfax Financial Holdings, Ltd.	1,104	581
CK Infrastructure Holdings, Ltd.	17,000	151	First Quantum Minerals, Ltd.	333,670	4,974
Credicorp, Ltd.	1,426	330	Fortis, Inc.	12,604	445
			Great-West Lifeco, Inc.	7,916	224

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 111

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Husky Energy, Inc. (Æ)	29,864	438	China Shenhua Energy Co. , Ltd. Class H	227,000	706
Imperial Oil, Ltd.	19,798	622	China Southern Airlines Co. , Ltd. Class
Industrial Alliance Insurance &			H	552,000	712
Financial Services, Inc.	8,194	392	China Telecom Corp. , Ltd. Class H	863,654	427
Intact Financial Corp.	4,595	385	Chongqing Changan Automobile Co. ,
Loblaw Cos. , Ltd.	2,231	121	Ltd. Class B	29	—
Magna International, Inc. Class A	22,403	1,280	Chongqing Rural Commercial Bank Co. ,
Manulife Financial Corp.	61,554	1,306	Ltd. Class H	755,059	686
Metro, Inc. Class A	4,660	156	CIFI Holdings Group Co. , Ltd.	2,374,000	2,048
National Bank of Canada	10,700	555	CITIC Securities Co. , Ltd. Class H	713,500	1,893
Nutrien, Ltd.	66,262	3,467	Ctrip. com International, Ltd. - ADR(Æ)	20,986	982
Open Text Corp.	11,610	398	Dongfeng Motor Group Co. , Ltd. Class H	258,804	338
Power Corp. of Canada	14,238	363	Geely Automobile Holdings, Ltd.	640,000	2,053
Power Financial Corp.	5,192	143	Hangzhou Hikvision Digital Technology
Restaurant Brands International, Inc.	10,135	612	Co. , Ltd. Class A	547,160	3,473
Rogers Communications, Inc. Class B	55,300	2,699	Hengan International Group Co. , Ltd.	179,092	1,714
Royal Bank of Canada - GDR	30,315	2,596	Industrial & Commercial Bank of China,
SNC-Lavalin Group, Inc.	5,341	236	Ltd. Class H	3,339,000	3,152
Sun Life Financial, Inc.	17,068	741	JD. com, Inc. - ADR(Æ)	25,197	1,240
Suncor Energy, Inc.	27,754	1,005	Lenovo Group, Ltd.	4,758,000	2,748
Teck Resources, Ltd. Class B	9,496	276	Li Ning Co. , Ltd. (Æ)	1,342,000	1,080
Toronto Dominion Bank	31,046	1,889	NetEase, Inc. - ADR	3,688	1,181
TransCanada Corp.	18,850	868	New China Life Insurance Co. , Ltd.
Trisura Group, Ltd. (Æ)	14,028	286	Class H	245,000	1,601
Yamana Gold, Inc.	84,421	292	New Oriental Education & Technology
		41,988	Group - ADR	19,149	1,763
			PetroChina Co. , Ltd. Class H	1,040,000	821
Cayman Islands - 0.0%			PICC Property & Casualty Co. , Ltd.
SEA, Ltd. - ADR(Æ)	34,560	424	Class H	1,512,000	3,141
			Ping An Insurance Group Co. of China,
Chile - 0.1%			Ltd. Class H	322,500	3,837
Banco de Credito e Inversiones	1	—	Shanghai Pharmaceuticals Holding Co. ,
Cia Cervecerias Unidas SA - ADR	23,976	704	Ltd. Class H	516,000	1,350
Sociedad Quimica y Minera de Chile			SINA Corp. (Æ)	32,319	3,789
SA - ADR	20,596	1,161	Sinopec Shanghai Petrochemical Co. ,
		1,865	Ltd. Class H	2,299,136	1,411
			Sohu. com, Inc. (Æ)	29,139	1,122
China - 7.5%			Sunac China Holdings, Ltd.	122,866	587
Agricultural Bank of China, Ltd. Class H	5,067,000	3,111	Tencent Holdings, Ltd.	140,265	8,305
Air China, Ltd. Class H	798,000	1,168	Tingyi Cayman Islands Holding Corp.	434,000	905
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	8,912	Tsingtao Brewery Co. , Ltd. Class H	100,000	558
Aluminum Corp. of China, Ltd. Class			Uni-President China Holdings, Ltd.	818,715	751
H(Æ)	1,548,000	1,052	Weibo Corp. - ADR(Æ)	19,188	2,486
Angang Steel Co. , Ltd. Class H	1,910,000	2,075	Wuliangye Yibin Co. , Ltd. Class A	154,200	2,071
Anhui Conch Cement Co. , Ltd. Class H	343,000	1,891	Zhejiang Expressway Co. , Ltd. Class H	781	1
Baidu, Inc. - ADR(Æ)	15,027	3,710			95,370
Bank of China, Ltd. Class H	3,302,437	1,990
China CITIC Bank Corp. , Ltd. Class H	1,113,000	915	Curacao - 0.0%
China Communications Services Corp. ,			HAL Trust	326	62
Ltd. Class H	784,000	497
China Construction Bank Corp. Class H	3,683,000	4,250	Denmark - 1.4%
China Everbright International, Ltd.	803,000	1,228	Carlsberg A/S Class B	4,284	550
China Mengniu Dairy Co. , Ltd. (Æ)	287,000	937	Chr Hansen Holding A/S	30,906	2,703
China Merchants Bank Co. , Ltd. Class H	66,000	325	Danske Bank A/S	89,039	3,615
China Minsheng Banking Corp. , Ltd.			DSV A/S	5,558	457
Class H	121,500	139	GN Store Nord A/S	6,464	218
China National Building Material Co. ,			Jyske Bank A/S	8,525	493
Ltd. Class H	2,808,000	2,993	Novo Nordisk A/S Class B	96,775	5,377
China Petroleum & Chemical Corp.			Scandinavian Tobacco Group A/S(Þ)	181,216	3,671
Class H	796,000	690	TDC A/S	93,203	622
China Resources Land, Ltd.	138,968	555

See accompanying notes which are an integral part of this quarterly report.

112 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
William Demant Holding A/S(Æ)	6,818	215	Vinci SA	8,654	935
		17,921			88,702

Egypt - 0.1%			Germany - 4.0%
Commercial International Bank Egypt			adidas AG	2,086	485
SAE - GDR	194,399	883	Allianz SE	7,563	1,910
			BASF SE	9,530	1,116
Finland - 0.2%			Bayer AG	8,440	1,105
Cargotec OYJ Class B	5,952	347	Bayerische Motoren Werke AG	10,830	1,236
Elisa OYJ Class A	90	4	Commerzbank AG(Æ)	45,007	741
Fortum OYJ	5,691	123	Continental AG	16,112	4,835
Kone OYJ Class B	2,181	125	Daimler AG	19,168	1,752
Neste OYJ	1,217	84	Deutsche Boerse AG	54,602	7,006
Orion OYJ Class B	786	32	Deutsche Lufthansa AG	19,193	685
Sampo OYJ Class A	8,352	485	Deutsche Post AG	17,994	850
Tikkurila OYJ	51,643	1,040	Deutsche Telekom AG	34,053	597
UPM-Kymmene OYJ	22,207	748	Deutsche Wohnen SE	4,110	186
		2,988	Freenet AG	11,193	429
			Fresenius Medical Care AG & Co.	3,064	354
France - 6.9%			Fresenius SE & Co. KGaA	12,064	1,055
Air Liquide SA Class A	5,998	809	GEA Group AG	80,901	4,021
Airbus Group SE	5,064	582	Hannover Rueck SE	1,235	169
Arkema SA	1,765	226	HeidelbergCement AG	37,920	4,110
AXA SA	32,742	1,077	Henkel AG & Co. KGaA	2,505	314
bioMerieux	6,339	600	Infineon Technologies AG - ADR	2,021	59
BNP Paribas SA	10,844	897	LEG Immobilien AG	5,517	622
Bouygues SA - ADR	85,477	4,754	Linde AG	2,213	505
Bureau Veritas SA	94,672	2,776	MAN SE	1,119	133
Capgemini SE	4,934	655	Merck KGaA	6,789	742
Christian Dior SE	2,234	864	Muenchener Rueckversicherungs-
Cie de Saint-Gobain	13,070	760	Gesellschaft AG in Muenchen	4,965	1,169
Credit Agricole SA	176,798	3,334	Rational AG	2,393	1,681
Danone SA	65,285	5,629	SAP SE - ADR	50,058	5,645
Dassault Systemes	4,542	524	Siemens AG	40,409	6,129
Engie SA	200,746	3,486	Software AG	9,114	494
Essilor International SA	20,033	2,846	ThyssenKrupp AG - ADR	9,794	308
Euler Hermes Group	3,989	604	Uniper SE	1,361	41
Faurecia	43,725	3,930	Vonovia SE	5,828	287
Legrand SA - ADR	2,086	173			50,771
L'Oreal SA	19,371	4,403
LVMH Moet Hennessy Louis Vuitton			Greece - 0.3%
SE - ADR	1,650	517	Eurobank Ergasias SA(Æ)	1,827,256	2,044
Metropole Television SA	17,093	465	National Bank of Greece SA(Æ)	2,663,099	1,132
Natixis SA	131,573	1,199			3,176
Orange SA - ADR	12,888	233
Pernod Ricard SA	3,723	593	Hong Kong - 3.3%
Publicis Groupe SA - ADR	82,030	5,670	AIA Group, Ltd.	79,600	684
Renault SA	4,194	461	Bank of East Asia, Ltd. (The)	102,200	442
Rexel SA Class H	239,634	4,322	BOC Hong Kong Holdings, Ltd.	67,500	344
Safran SA	33,647	3,798	Brilliance China Automotive Holdings,
Sanofi - ADR	122,378	10,782	Ltd.	946,000	2,411
Schneider Electric SE	74,987	7,029	Champion REIT(Æ)(ö)	194,000	144
SCOR SE - ADR	11,860	531	China Agri-Industries Holdings, Ltd.	520,000	242
Societe Generale SA	7,353	428	China Everbright, Ltd.	304,000	749
Sodexo SA	3,466	445	China Mobile, Ltd. - ADR	92,338	4,863
Suez Environnement Co.	25,425	379	China Unicom Hong Kong, Ltd.
Teleperformance - GDR	2,067	313	- ADR(Æ)	242,813	3,652
Total SA	96,574	5,597	Chow Tai Fook Jewellery Group, Ltd.	687,000	767
Vallourec SA(Æ)	366,367	2,517	CK Asset Holdings, Ltd.	283,323	2,708
Vicat SA(Þ)	43,208	3,559	CK Hutchison Holdings, Ltd.	411,529	5,551
			CLP Holdings, Ltd.	35,000	357

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 113

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Galaxy Entertainment Group, Ltd.	301,000	2,661	Indonesia - 0.3%
Guoco Group, Ltd.	12,000	171	Astra International Tbk PT	1,260,300	798
Hang Lung Properties, Ltd. - ADR	229,000	606	Bank Central Asia Tbk PT	926,000	1,570
Henderson Land Development Co. , Ltd.	62,700	438	Gudang Garam Tbk PT	5,300	32
Hong Kong & China Gas Co. , Ltd.	223,300	441	United Tractors Tbk PT	498,200	1,448
Hong Kong Exchanges & Clearing, Ltd.	15,300	578			3,848
Hongkong Land Holdings, Ltd.	18,700	135
Hua Hong Semiconductor, Ltd. (Þ)	559,000	1,114	Ireland - 0.9%
I-CABLE Communications, Ltd. (Æ)	68,040	2	Bank of Ireland Group PLC(Æ)	636,344	6,214
Jardine Matheson Holdings, Ltd.	4,000	253	CRH PLC	2,539	94
Jardine Strategic Holdings, Ltd.	17,700	704	DCC PLC	4,383	461
Kingboard Chemical Holdings, Ltd.	184,500	1,016	Kerry Group PLC Class A	6,155	655
Link Real Estate Investment Trust(ö)	68,000	602	Willis Towers Watson PLC(Æ)	14,248	2,286
MTR Corp. , Ltd.	24,500	140	XL Group, Ltd.	39,350	1,450
New World Development Co. , Ltd.	360,000	584			11,160
Nine Dragons Paper Holdings, Ltd.	325,000	505
Power Assets Holdings, Ltd.	9,500	84	Israel - 0.1%
Semiconductor Manufacturing			Bank Hapoalim BM	47,764	358
International Corp. (Æ)	2,118,000	3,061	Bank Leumi Le-Israel BM	66,942	412
Shenzhen International Holdings, Ltd.	18	—	Mizrahi Tefahot Bank, Ltd.	27,841	542
Sino Land Co. , Ltd.	236,000	435	Nice, Ltd.	600	55
Sinotruk, Ltd.	467,000	614			1,367
Skyworth Digital Holdings, Ltd.	1,032,000	507	Italy - 1.5%
Sun Hung Kai Properties, Ltd.	40,000	694	Assicurazioni Generali SpA	33,808	670
Swire Properties, Ltd. (Þ)	146,800	514	Atlantia SpA	13,311	441
WH Group, Ltd. (Þ)	1,395,782	1,730	Davide Campari-Milano SpA	22,470	179
Wharf Holdings, Ltd. (The)	32,878	135	Enel SpA	907,234	5,753
Wharf Real Estate Investment Co. , Ltd.			ENI SpA - ADR	268,220	4,822
(Æ)	32,878	227	Intesa Sanpaolo SpA	249,487	978
Wheelock & Co. , Ltd.	83,000	650	Snam Rete Gas SpA	61,480	299
Yue Yuen Industrial Holdings, Ltd.	179,395	808	Telecom Italia SpA(Æ)	2,686,158	2,418
		42,323	UniCredit SpA	114,771	2,526

Hungary - 0.2%			Unipol Gruppo Finanziario SpA	111,971	617
MOL Hungarian Oil and Gas PLC	32,328	395			18,703
OTP Bank PLC	48,928	2,269	Japan - 11.7%
		2,664	Activia Properties, Inc. (ö)	81	361

India - 2.4%			Aeon Co. , Ltd.	21,600	369
Adani Ports & Special Economic Zone,			Aisin Seiki Co. , Ltd.	4,100	240
Ltd.	158,138	1,065	Alfresa Holdings Corp.	2,400	59
Bharti Infratel, Ltd.	501,787	2,781	Aozora Bank, Ltd.	3,300	134
Britannia Industries, Ltd.	11,758	866	As One Corp.	15,674	1,008
Escorts, Ltd.	99,397	1,268	Asahi Glass Co. , Ltd.	14,000	618
HDFC Bank, Ltd. - ADR	37,043	4,022	Asahi Group Holdings, Ltd.	10,400	525
Housing Development Finance Corp. ,			Asahi Kasei Corp.	38,000	499
Ltd.	29,218	898	BML, Inc.	82,300	2,212
ICICI Bank, Ltd. - ADR	142,436	1,564	Bridgestone Corp.	13,000	634
Infosys, Ltd. - ADR	243,016	4,377	Canon, Inc.	11,406	458
Mahindra & Mahindra Financial			Central Japan Railway Co.	1,200	228
Services, Ltd.	311,669	2,272	Cosel Co. , Ltd.	161,977	2,737
Mahindra & Mahindra, Ltd. - GDR	20,082	241	Dai Nippon Printing Co. , Ltd.	14,000	313
Motherson Sumi Systems, Ltd.	350,758	2,016	Dai-ichi Life Holdings, Inc.	160,785	3,380
Power Finance Corp. , Ltd.	194,024	356	Daiichi Sankyo Co. , Ltd.	7,300	246
Reliance Industries, Ltd. - GDR	194,874	5,887	Daikin Industries, Ltd.	4,300	519
State Bank of India - GDR	9,037	448	Daiseki Co. , Ltd.	43,900	1,312
Tata Chemicals, Ltd.	42,685	482	Daito Trust Construction Co. , Ltd.	1,100	193
Vedanta, Ltd. - ADR	79,664	1,706	Daiwa House Industry Co. , Ltd.	13,200	524
Zee Entertainment Enterprises, Ltd.	107,550	1,005	Denso Corp.	4,542	285
		31,254	East Japan Railway Co.	3,400	339
			Ebara Corp.	107,800	4,439

See accompanying notes which are an integral part of this quarterly report.

114 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FamilyMart UNY Holdings Co. , Ltd.	800	54	Osaka Gas Co. , Ltd.	7,400	147
FANUC Corp.	16,223	4,412	Otsuka Holdings Co. , Ltd.	7,400	327
FUJIFILM Holdings Corp.	5,121	198	Panasonic Corp.	36,000	536
Fujitsu, Ltd.	701,146	5,165	Recruit Holdings Co. , Ltd.	21,900	535
Hankyu Hanshin Holdings, Inc.	10,300	416	Resona Holdings, Inc.	98,500	597
Hitachi, Ltd.	60,000	480	Secom Co. , Ltd.	34,263	2,628
Honda Motor Co. , Ltd.	353,465	12,441	Secom Joshinetsu Co. , Ltd. (Å)	24,000	960
Hoshizaki Corp.	1,400	132	Sekisui Chemical Co. , Ltd.	28,000	535
Icom, Inc. (Å)	45,300	1,075	Sekisui House, Ltd.	19,500	358
Iida Group Holdings Co. , Ltd.	12,600	251	Seven & i Holdings Co. , Ltd.	12,335	508
Inpex Corp.	420,100	5,462	Shimadzu Corp.	3,000	76
Isuzu Motors, Ltd.	329,300	5,590	Shimano, Inc.	25,687	3,676
ITOCHU Corp.	92,918	1,828	Shin-Etsu Chemical Co. , Ltd.	2,500	288
Iyo Bank, Ltd. (The)	46,700	386	Shingakukai Co. , Ltd. (Å)	38,100	232
Japan Post Bank Co. , Ltd.	27,688	375	Shinsei Bank, Ltd.	22,000	386
Japan Retail Fund Investment Corp. (ö)	192	383	SoftBank Group Corp.	12,792	1,058
Japan Tobacco, Inc.	6,000	199	Sojitz Corp.	110,200	357
JX Holdings, Inc.	91,400	611	Sompo Japan Nipponkoa Holdings, Inc.	130,801	5,263
Kajima Corp.	25,000	248	Sony Corp.	89,200	4,270
Kamigumi Co. , Ltd.	16,000	353	Sumitomo Chemical Co. , Ltd.	69,000	509
Kao Corp.	3,700	258	Sumitomo Corp.	45,600	786
KDDI Corp.	23,400	592	Sumitomo Electric Industries, Ltd.	15,700	268
Keyence Corp.	15,600	9,511	Sumitomo Mitsui Financial Group, Inc.	116,102	5,245
Kikkoman Corp.	2,000	83	Sumitomo Mitsui Trust Holdings, Inc.	11,100	463
Kirin Holdings Co. , Ltd.	18,600	464	Suntory Beverage & Food, Ltd.	7,000	335
Kitagawa Industries Co. , Ltd. (Å)	40,500	558	Suzuki Motor Corp.	10,100	580
Komatsu, Ltd.	17,300	674	Taisei Corp.	8,200	419
Kuraray Co. , Ltd.	28,500	536	Taisho Pharmaceutical Holdings Co. ,
Kuroda Electric Co. , Ltd.	35,251	878	Ltd.	20,900	1,700
Kyocera Corp.	9,300	623	Takeda Pharmaceutical Co. , Ltd.	7,800	460
Kyushu Electric Power Co. , Inc.	37,000	406	Terumo Corp.	1,300	64
Marubeni Corp.	66,000	497	Toho Holdings Co. , Ltd.	71,700	1,672
Medipal Holdings Corp.	2,600	51	Tohoku Electric Power Co. , Inc.	50,100	648
MEIJI Holdings Co. , Ltd.	400	34	Tokio Marine Holdings, Inc.	4,700	222
Mitsubishi Chemical Holdings Corp.	43,600	476	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi Corp.	18,400	517	(Æ)	33,100	134
Mitsubishi Electric Corp.	57,300	1,051	Tokyo Gas Co. , Ltd.	16,600	396
Mitsubishi UFJ Financial Group, Inc.	641,816	4,850	Toppan Printing Co. , Ltd.	34,000	321
Mitsui & Co. , Ltd.	40,200	709	Toray Industries, Inc.	45,000	450
Mizuho Financial Group, Inc.	668,000	1,262	Toyota Motor Corp.	66,900	4,605
MS&AD Insurance Group Holdings, Inc.	16,000	546	Toyota Tsusho Corp.	5,300	216
Murata Manufacturing Co. , Ltd.	5	1	Transcosmos, Inc.	56,700	1,506
Nakanishi, Inc.	18,959	1,034	Unicharm Corp.	91,288	2,444
NEC Corp.	11,900	360	West Japan Railway Co.	31,200	2,348
NHK Spring Co. , Ltd.	38,600	431	Yahoo! Japan Corp.	883,300	4,261
Nidec Corp.	2,800	450	Yamada Denki Co. , Ltd.	25,400	150
Nikon Corp.	8,800	171	Yamaha Motor Co. , Ltd.	17,800	595
Nintendo Co. , Ltd.	3,075	1,354			149,631
Nippon Express Co. , Ltd.	3,800	274
Nippon Fine Chemical Co. , Ltd.	10,092	123	Jersey - 0.2%
Nippon Telegraph & Telephone Corp.	15,400	736	Experian PLC	22,139	510
Nissan Motor Co. , Ltd.	43,200	462	Glencore PLC(Æ)	336,163	1,928
Nitori Holdings Co. , Ltd.	9,600	1,532	Wolseley PLC - ADR	8,810	680
Nomura Holdings, Inc.	19,000	124			3,118
NSK, Ltd.	37,400	618
NTT DOCOMO, Inc.	37,099	922	Kazakhstan - 0.0%
Obayashi Corp.	14,000	169	KazMunaiGas Exploration Production
Obic Co. , Ltd.	300	23	JSC - GDR(Æ)	24,480	337

Oriental Land Co. , Ltd.	5,700	558	Luxembourg - 0.3%
ORIX Corp.	26,035	488	ArcelorMittal SA(Æ)	42,023	1,525

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 115

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Globant SA(Æ)	23,654	1,075	Telenor ASA	78,562	1,839
Tenaris SA	45,498	795			5,253
Ternium SA - ADR	9,542	325
		3,720	Peru - 0.1%
			Cia de Minas Buenaventura SAA - ADR	114,574	1,768
Malaysia - 0.1%
Tenaga Nasional BHD	122,000	493	Philippines - 0.1%
UEM Sunrise BHD(Æ)	967,200	280	BDO Unibank, Inc.	443,490	1,323
		773
			Poland - 0.2%
Mexico - 1.4%			KGHM Polska Miedz SA	61,587	2,027
America Movil SAB de CV	7,159,618	6,709	Polski Koncern Naftowy ORLEN SA	6,442	209
America Movil SAB de CV Class L			Powszechny Zaklad Ubezpieczen SA	49,630	678
- ADR	38,529	720			2,914
Banco Santander SA - ADR	59,153	463
Cemex SAB de CV - ADR(Æ)	92,936	770	Portugal - 0.1%
Coca-Cola Femsa SAB de CV	42,352	324	Energias de Portugal SA	81,906	288
Coca-Cola Femsa SAB de CV - ADR	15,194	1,158	Sonae SGPS SA	419,494	673
Fomento Economico Mexicano SAB de					961
CV - ADR	8,120	792
Gentera SAB de CV	708,713	642	Russia - 1.5%
			Gazprom PJSC - ADR	407,632	2,051
Gruma SAB de CV Class B	8,650	103	Lukoil PJSC - ADR	56,390	3,724
Grupo Cementos de Chihuahua SAB de			Mobile TeleSystems PJSC - ADR	27,882	338
CV(Þ)	60,981	343	Novolipetsk Steel PJSC - GDR	103,423	2,710
Grupo Financiero Banorte SAB de CV			Rosneft Oil Co. - GDR	74,880	458
Class O	106,441	684
Grupo Televisa SAB - ADR	189,896	3,931	Sberbank of Russia PJSC - ADR	231,473	4,667
Megacable Holdings SAB de CV	130,457	597	Severstal PJSC - GDR	9,552	157
Promotora y Operadora de			Surgutneftegas OAO - ADR(Å)	43,607	234
Infraestructura SAB de CV	5,741	59	Tatneft PJSC - ADR	39,254	2,380
Wal-Mart de Mexico SAB de CV	54,131	136	X5 Retail Group NV - GDR(Æ)	69,444	2,662
		17,431			19,381

Netherlands - 2.2%			Singapore - 1.0%
Aalberts Industries NV	2,677	146	CapitaLand Commercial Trust, Ltd. (Æ)
ABN AMRO Group NV(Þ)	20,333	689	(ö)	351,300	500
Aegon NV	55,283	378	CapitaLand, Ltd.	68,100	199
AerCap Holdings NV(Æ)	7,284	394	DBS Group Holdings, Ltd.	34,000	683
Akzo Nobel NV	5,708	535	Oversea-Chinese Banking Corp. , Ltd.	108,300	1,069
ASM International NV	5,539	398	Singapore Telecommunications, Ltd.	2,021,678	5,457
ASML Holding NV	2,690	546	United Overseas Bank, Ltd.	49,100	1,025
Heineken Holding NV	4,865	516	Wilmar International, Ltd.	1,178,100	2,870
			Yangzijiang Shipbuilding Holdings, Ltd.	431,100	525
Heineken NV	3,822	430			12,328
ING Groep NV	336,051	6,611
Koninklijke Ahold Delhaize NV	18,124	404	South Africa - 0.4%
Koninklijke DSM NV	7,573	783	Aspen Pharmacare Holdings, Ltd.	27,919	638
Koninklijke KPN NV	870,334	3,048	Barloworld, Ltd. - ADR	42,830	609
Koninklijke Philips NV	16,990	693	Bidvest Group, Ltd. (The)	85,849	1,811
NN Group NV	10,510	496	Foschini Group, Ltd. (The)	49,418	806
Royal Dutch Shell PLC Class A	290,336	10,200	Naspers, Ltd. Class N	2,031	580
VEON, Ltd. (Æ)	87,346	332	Novus Holdings, Ltd.	702	—
Wolters Kluwer NV	9,140	484	Resilient Property Income(Æ)	37,971	375
Yandex NV Class A(Æ)	25,355	982	Sasol, Ltd. - ADR	11,004	396
		28,065	Shoprite Holdings, Ltd. - ADR	16,874	351

New Zealand - 0.0%					5,566
Fonterra Co. -operative Group, Ltd.	35,614	163	South Korea - 5.9%
			Bgf Retail Co. , Ltd.	4,330	892
Norway - 0.4%			BGF retail Co. , Ltd.	1	—
DNB ASA	35,639	723	CLIO Cosmetics Co. , Ltd. (Å)	44,310	1,501
Orkla ASA	258,440	2,691	Daelim Industrial Co. , Ltd.	5,369	409

See accompanying notes which are an integral part of this quarterly report.

116 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dongbu Insurance Co. , Ltd.	10,450	708	Nordea Bank AB	72,912	900
E-MART, Inc.	7,767	2,120	Sandvik AB	35,634	702
Grand Korea Leisure Co. , Ltd.	73,596	2,100	Skandinaviska Enskilda Banken AB
GS Holdings Corp.	5,078	330	Class A	37,417	473
Hana Financial Group, Inc.	176,509	8,643	Svenska Cellulosa AB SCA Class B	5,320	55
Hankook Tire Co. , Ltd.	44,844	2,247	Svenska Handelsbanken AB Class A	217,507	3,166
Hyundai Engineering & Construction			Swedbank AB Class A	23,013	588
Co. , Ltd. (Æ)	17,823	717	Swedish Match AB	197,081	7,985
Hyundai Mobis Co. , Ltd.	1,302	302	Telefonaktiebolaget LM Ericsson Class B	776,836	4,992
Hyundai Motor Co.	33,836	5,117	Telia Co. AB	94,818	476
Hyundai Robotics Co. , Ltd. (Æ)	2,716	1,165	Trelleborg AB Class B	17,236	460
ING Life Insurance Korea, Ltd. (Þ)	64,373	3,527			22,139
KB Financial Group, Inc.	71,497	4,492
KB Financial Group, Inc. - ADR	14,261	894	Switzerland - 7.2%
KT&G Corp.	20,621	2,053	ABB, Ltd.	193,707	5,402
Kumho Petrochemical Co. , Ltd.	19,260	1,864	Allreal Holding AG(Æ)	1,934	337
LG Chem, Ltd.	1,990	807	Baloise Holding AG	3,248	532
LG Display Co. , Ltd.	18,932	572	Basellandschaftliche Kantonalbank	221	222
LG Innotek Co. , Ltd.	3,740	441	Basler Kantonalbank(Å)	4,642	386
LG Uplus Corp.	77,245	1,034	Chocoladefabriken Lindt & Spruengli
Lotte Chilsung Beverage Co. , Ltd. (Æ)	199	283	AG	20	468
Lotte Confectionery Co. , Ltd. (Æ)	7,328	481	Cie Financiere Richemont SA	84,929	8,142
POSCO	21,652	7,732	Credit Suisse Group AG(Æ)	264,853	5,113
Samsung Electronics Co. , Ltd.	6,126	14,354	Flughafen Zurich AG	6,031	1,535
Samsung Engineering Co. , Ltd. (Æ)	80,405	1,321	Geberit AG	7,430	3,518
Samsung Life Insurance Co. , Ltd.	8,594	1,041	Georg Fischer AG	393	569
Shinhan Financial Group Co. , Ltd.	31,442	1,556	Givaudan SA	227	547
SK Hynix, Inc.	37,794	2,608	Idorsia, Ltd. (Æ)	1,338	42
SK Telecom Co. , Ltd. - ADR	106,427	2,929	Kuehne & Nagel International AG	897	165
S-Oil Corp.	5,336	615	LafargeHolcim, Ltd. (Æ)	10,796	660
Woori Bank	23,620	373	Lonza Group AG(Æ)	163	45
		75,228	Nestle SA	162,498	14,026
			Novartis AG	177,570	16,067
Spain - 1.0%			Partners Group Holding AG	81	63
Abertis Infraestructuras SA	27,820	674	Roche Holding AG	69,852	17,199
ACS Actividades de Construccion y			Schindler Holding AG	20,479	5,125
Servicios SA	14,287	573	SGS SA	192	516
Amadeus IT Group SA Class A	26,235	2,036	Sika AG	56	485
Banco Bilbao Vizcaya Argentaria SA			St. Galler Kantonalbank AG	637	357
- ADR	49,164	462	STMicroelectronics NV	67,677	1,619
Banco de Sabadell SA - ADR	97,347	231	Straumann Holding AG	153	117
Banco Santander SA - ADR	161,188	1,197	Swiss Life Holding AG(Æ)	1,875	704
Bankia SA	469,322	2,375	Swiss Re AG	8,390	828
CaixaBank SA	153,472	828	Swisscom AG	746	408
Enagas SA	16,027	437	TE Connectivity, Ltd.	9,326	956
Endesa SA - ADR	8,418	189	UBS Group AG(Æ)	235,200	4,778
Gas Natural SDG SA	23,314	539	Wizz Air Holdings PLC(Æ)(Þ)	14,778	727
Iberdrola SA	97,488	794	Zurich Insurance Group AG	2,803	920
Industria de Diseno Textil SA	6,332	227			92,578
Mapfre SA	121,880	433
Repsol SA - ADR	38,560	725	Taiwan - 2.4%
Telefonica SA - ADR	42,914	440	Advanced Semiconductor Engineering,
		12,160	Inc. - ADR	70,342	503
			Chang Hwa Commercial Bank, Ltd.	382,872	225
Sweden - 1.7%			China Development Financial Holding
Assa Abloy AB Class B	4,860	108	Corp.	1,711,000	628
Atlas Copco AB Class A	18,864	885	China Life Insurance Co. , Ltd.	294,736	304
Castellum AB	24,958	430	Chipbond Technology Corp.	1,000	2
Essity Aktiebolag Class B	5,320	159	Chunghwa Telecom Co. , Ltd. - ADR	11,428	423
Hufvudstaden AB Class A	3,405	55	Compal Electronics, Inc.	1,766,178	1,315
L E Lundbergforetagen AB Class B	8,737	705	CTBC Financial Holding Co. , Ltd.	662,000	485

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 117

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
E. Sun Financial Holding Co. , Ltd.	19,411	13	BHP Billiton PLC	47,929	1,066
Hon Hai Precision Industry Co. , Ltd.			BP PLC	214,116	1,525
- GDR	455,701	2,901	BP PLC - ADR	108,685	4,651
Hota Industrial Manufacturing Co. , Ltd.	281,442	1,179	British American Tobacco PLC	17,486	1,195
Largan Precision Co. , Ltd.	13,421	1,846	BT Group PLC	49,718	180
MediaTek, Inc.	99,000	1,017	Bunzl PLC	69,522	2,035
Merry Electronics Co. , Ltd.	82,707	520	Centrica PLC	290,714	551
Nanya Technology Corp.	318,000	866	CNH Industrial NV	29,387	433
Pegatron Corp.	411,000	1,114	Compass Group PLC	32,013	674
Realtek Semiconductor Corp.	339,000	1,356	Diageo PLC	386,500	13,909
Taiwan Semiconductor Manufacturing			Direct Line Insurance Group PLC	91,569	480
Co. , Ltd. - ADR	282,514	12,801	Fiat Chrysler Automobiles NV(Æ)	61,085	1,465
Tripod Technology Corp.	129,000	416	Foxtons Group PLC	1,449,201	1,411
United Microelectronics Corp. - ADR	114,497	279	G4S PLC	84,001	339
Win Semiconductors Corp.	173,688	1,557	Galiform PLC	353,348	2,326
Winbond Electronics Corp.	938,000	764	GKN PLC	88,326	530
		30,514	GlaxoSmithKline PLC - ADR	341,897	6,373
			Halma PLC	7,340	133
Thailand - 0.4%			HSBC Holdings PLC	584,416	6,235
Bangkok Bank PCL	93,200	661	Imperial Tobacco Group PLC	123,606	5,088
CP ALL PCL	468,700	1,193	Inchcape PLC	41,092	423
Land & Houses PCL	941,556	349	InterContinental Hotels Group PLC(Æ)	84,247	5,644
Minor International PCL	414,700	582	Intertek Group PLC	83,138	5,932
Polyplex Thailand PCL	77,200	1,213	Investec PLC	60,762	472
PTT Global Chemical PCL	437,400	1,344	J Sainsbury PLC	1,584,961	5,683
		5,342	John Wood Group PLC	227,547	2,094
			KAZ Minerals PLC(Æ)	171,893	1,998
Turkey - 0.6%			Land Securities Group PLC	25,542	363
Akbank TAS	334,079	971	Legal & General Group PLC	190,706	733
Anadolu Efes Biracilik Ve Malt Sanayii			Lloyds Banking Group PLC	4,985,788	4,925
AS	40,690	302	London Stock Exchange Group PLC	35,255	1,966
Haci Omer Sabanci Holding AS	407,151	1,244	Lookers PLC	593,485	771
Turk Hava Yollari AO(Æ)	303,828	1,333	LSL Property Services PLC(Å)	563,344	2,262
Turkcell Iletisim Hizmetleri AS	211,058	878	Man Group PLC	210,369	649
Turkcell Iletisim Hizmetleri AS - ADR	51,866	542	Meggitt PLC	445,552	2,937
Turkiye Garanti Bankasi AS	100,164	328	Michael Page International PLC	371,766	2,868
Turkiye Is Bankasi Class C	716,126	1,534	National Grid PLC	44,478	509
Turkiye Sise ve Cam Fabrikalari AS	480,233	639	Next PLC	7,350	531
		7,771	Old Mutual PLC	74,934	249

United Arab Emirates - 0.3%			Persimmon PLC Class A	15,025	534
Abu Dhabi Commercial Bank PJSC	267,803	529	Prudential PLC	18,020	488
Air Arabia PJSC	753,672	267	Reckitt Benckiser Group PLC	4,750	459
Aldar Properties PJSC	1,282,082	799	RELX NV	17,024	379
Emaar Development PJSC(Æ)	484,580	747	RELX PLC	18,102	398
Emaar Properties PJSC	740,860	1,325	Rio Tinto PLC	4,260	237
		3,667	Rolls-Royce Holdings PLC(Æ)	47,201	585
			Rotork PLC	856,610	3,587
United Kingdom - 14.5%			Royal Bank of Scotland Group PLC(Æ)	1,831,360	7,486
3i Group PLC	38,290	507	Royal Dutch Shell PLC Class A	61,537	2,152
Anglo American PLC	59,312	1,440	Royal Dutch Shell PLC Class B	93,501	3,318
Antofagasta PLC	254,904	3,372	RSA Insurance Group PLC	160,744	1,414
AstraZeneca PLC	11,575	802	Scottish & Southern Energy PLC	10,536	195
Aviva PLC	365,243	2,663	Segro PLC(ö)	72,394	598
BAE Systems PLC	786,918	6,640	Smith & Nephew PLC	11,499	207
Barclays PLC	801,723	2,279	Smiths Group PLC	62,814	1,426
Barratt Developments PLC	78,447	652	Spirax-Sarco Engineering PLC	51,490	4,150
BBA Aviation PLC	133,771	668	Standard Chartered PLC	433,350	5,045
Bellway PLC	12,367	583	Standard Life Aberdeen PLC	57,936	350
Berkeley Group Holdings PLC	12,027	678	Stock Spirits Group PLC(Å)	733,597	3,163
BGEO Group PLC(Þ)	9,468	493	Tate & Lyle PLC	34,713	316

See accompanying notes which are an integral part of this quarterly report.

118 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Tesco PLC	1,353,874	4,018	2018 Rights	114,771		1
Travis Perkins PLC	350,760	7,277
Tullow Oil PLC(Æ)	1,141,090	3,239	United Kingdom - 0.2%
Unilever NV	172,609	9,987	HSBC Bank PLC(Æ)
Unilever PLC	15,866	898	2018 Warrants	49,376		379
Vertu Motors PLC	743,323	473	HSBC Bank PLC(Æ)
Vodafone Group PLC	3,064,484	9,773	2020 Warrants	48,013		762
Wm Morrison Supermarkets PLC	120,368	379	HSBC Bank PLC(Æ)
		184,916	2020 Warrants	131,618		1,385

United States - 1.3%			Total Warrants & Rights
Carnival PLC	6,909	488	(cost $2,711)			2,527
Gran Tierra Energy, Inc. (Æ)	168,831	467
IHS Markit, Ltd. (Æ)	77,188	3,684	Short-Term Investments - 3.7%
MercadoLibre, Inc.	2,183	845	United States - 3.7%
Mylan NV(Æ)	171,902	7,366	U. S. Cash Management Fund(@)	47,606,812	(8)	47,612
News Corp. Class A	166,817	2,854	Total Short-Term Investments
Wausau Paper Corp.	76,762	1,393	(cost $47,610)			47,612
		17,097

Virgin Islands, British - 0.1%			Total Investments 98.0%
Arcos Dorados Holdings, Inc. Class			(identified cost $950,791)			1,253,837
A(Æ)	77,637	795
Mail. Ru Group, Ltd. - GDR(Æ)	10,208	335	Other Assets and Liabilities, Net
		1,130	- 2.0%			25,191
			Net Assets - 100.0%			1,279,028
Total Common Stocks
(cost $889,227)		1,188,332

Preferred Stocks - 1.2%
Colombia - 0.0%
Banco Davivienda SA
3.197%(Ÿ)	36,058	405

Germany - 0.9%
Fuchs Petrolub SE
1.902%(Ÿ)	41,428	2,263
Henkel AG & Co. KGaA
1.484%(Ÿ)	4,333	605
Man SE
3.273%(Ÿ)	2,936	346
Porsche Automobil Holding SE
1.461%(Ÿ)	6,006	555
Volkswagen AG
1.277%(Ÿ)	32,869	7,225
		10,994

Japan - 0.0%
Shinkin Central Bank Class A
2.698%(Ÿ)	78	171

South Korea - 0.3%
Samsung Electronics Co. , Ltd.
2.133%(Ÿ)	1,911	3,796

Total Preferred Stocks
(cost $11,243)		15,366

Warrants & Rights - 0.2%
Italy - 0.0%
UniCredit SpA(Æ)

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 119

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.9%
Basler Kantonalbank	01/17/18	CHF		4,642	74.05	344	386
Brookfield Real Estate Services, Inc.	09/21/15	CAD		91,867	11.82	1,086	1,268
CLIO Cosmetics Co. , Ltd.	08/16/17	KRW		44,310	28.55	1,265	1,501
Icom, Inc.	10/26/15	JPY		45,300	22.85	1,035	1,075
Kitagawa Industries Co. , Ltd.	06/03/15	JPY		40,500	10.46	424	558
LSL Property Services PLC	11/09/16	GBP		563,344	2.75	1,548	2,262
Secom Joshinetsu Co. , Ltd.	06/04/15	JPY		24,000	31.20	749	960
Shingakukai Co. , Ltd.	04/19/17	JPY		38,100	5.24	200	232
Stock Spirits Group PLC	03/11/16	GBP		733,597	2.35	1,721	3,163
Surgutneftegas OAO	11/09/16			43,607	4.69	204	234
							11,639
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of		Notional	Expiration	(Depreciation)
		Contracts		Amount	Date		$
Long Positions
EURO STOXX 50 Index Futures		1,046	EUR	37,656	03/18		335
MSCI EAFE Mini Index Futures		277	USD	29,715	03/18		243
MSCI Emerging Markets Mini Index Futures		150	USD	9,434	03/18		239
TOPIX Index Futures		447	JPY	8,222,564	03/18		1,960
Short Positions
FTSE 100 Index Futures		470	GBP	35,095	03/18		(217)
Hang Seng Index Futures		90	HKD	147,798	02/18		(127)
MSCI Emerging Markets Mini Index Futures		406	USD	25,533	03/18		(2,934)
S&P 500 E-Mini Index Futures		218	USD	30,801	03/18		(1,977)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(2,478)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought	Settlement Date		$
Bank of America	USD	3,002	AUD	4,000	03/22/18		221
Bank of America	USD	7,675	AUD	10,210	03/22/18		551
Bank of America	USD	2,356	CAD	3,000	03/22/18		85
Bank of America	USD	7,173	CAD	9,210	03/22/18		319
Bank of America	USD	1,834	EUR	1,545	03/22/18		91
Bank of America	USD	9,791	EUR	8,250	03/22/18		484
Bank of America	USD	2,898	GBP	2,154	03/22/18		165
Bank of America	USD	2,421	HKD	18,875	03/22/18		(6)
Bank of America	USD	15,594	JPY	1,747,910	03/22/18		462
Bank of America	AUD	3,325	USD	2,499	03/22/18		(180)
Bank of America	CHF	8,680	USD	8,810	03/22/18		(551)
Bank of America	DKK	9,250	USD	1,476	03/22/18		(72)
Bank of America	EUR	6	USD	8	02/01/18		—
Bank of America	GBP	7,777	USD	10,466	03/22/18		(597)
Bank of America	HKD	28,500	USD	3,656	03/22/18		9
Bank of America	JPY	522,885	USD	4,665	03/22/18		(138)

See accompanying notes which are an integral part of this quarterly report.

120 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	NOK	14,888	USD	1,802	03/22/18	(132)
Brown Brothers Harriman	USD	10,167	AUD	13,300	03/22/18	548
Brown Brothers Harriman	USD	10,121	CAD	13,000	03/22/18	454
Brown Brothers Harriman	USD	4,076	CHF	4,000	03/22/18	238
Brown Brothers Harriman	USD	2,481	EUR	2,000	03/22/18	10
Brown Brothers Harriman	USD	320	HKD	2,500	03/22/18	—
Brown Brothers Harriman	USD	512	HKD	4,000	03/22/18	—
Brown Brothers Harriman	USD	2,757	JPY	300,000	03/22/18	(2)
Brown Brothers Harriman	AUD	10,000	USD	7,644	03/22/18	(413)
Brown Brothers Harriman	DKK	12,000	USD	1,909	03/22/18	(99)
Brown Brothers Harriman	EUR	4,300	USD	5,092	03/22/18	(264)
Brown Brothers Harriman	GBP	2,000	USD	2,818	03/22/18	(27)
Brown Brothers Harriman	HKD	11,000	USD	1,411	03/22/18	3
Brown Brothers Harriman	JPY	800,000	USD	7,147	03/22/18	(201)
Citibank	USD	7,673	AUD	10,210	03/22/18	553
Citibank	USD	7,172	CAD	9,210	03/22/18	320
Citibank	USD	1,835	EUR	1,545	03/22/18	89
Citibank	USD	9,799	EUR	8,250	03/22/18	477
Citibank	USD	674	GBP	500	03/22/18	37
Citibank	USD	2,899	GBP	2,154	03/22/18	164
Citibank	USD	2,421	HKD	18,875	03/22/18	(5)
Citibank	USD	15,612	JPY	1,747,910	03/22/18	443
Citibank	AUD	3,325	USD	2,499	03/22/18	(180)
Citibank	CHF	8,680	USD	8,822	03/22/18	(539)
Citibank	DKK	9,250	USD	1,477	03/22/18	(72)
Citibank	GBP	7,777	USD	10,470	03/22/18	(593)
Citibank	HKD	28,500	USD	3,655	03/22/18	8
Citibank	JPY	522,885	USD	4,670	03/22/18	(133)
Citibank	NOK	14,888	USD	1,803	03/22/18	(131)
Commonwealth Bank of Australia	USD	7,675	AUD	10,210	03/22/18	551
Commonwealth Bank of Australia	USD	7,177	CAD	9,210	03/22/18	315
Commonwealth Bank of Australia	USD	1,835	EUR	1,545	03/22/18	90
Commonwealth Bank of Australia	USD	9,798	EUR	8,250	03/22/18	478
Commonwealth Bank of Australia	USD	2,895	GBP	2,154	03/22/18	169
Commonwealth Bank of Australia	USD	2,421	HKD	18,875	03/22/18	(6)
Commonwealth Bank of Australia	USD	15,610	JPY	1,747,910	03/22/18	446
Commonwealth Bank of Australia	AUD	3,325	USD	2,500	03/22/18	(179)
Commonwealth Bank of Australia	CHF	8,680	USD	8,821	03/22/18	(540)
Commonwealth Bank of Australia	DKK	9,250	USD	1,477	03/22/18	(72)
Commonwealth Bank of Australia	GBP	7,777	USD	10,453	03/22/18	(610)
Commonwealth Bank of Australia	HKD	28,500	USD	3,656	03/22/18	8
Commonwealth Bank of Australia	JPY	522,885	USD	4,670	03/22/18	(133)
Commonwealth Bank of Australia	NOK	14,888	USD	1,804	03/22/18	(130)
Royal Bank of Canada	USD	3,224	CAD	4,000	03/22/18	29
Royal Bank of Canada	NOK	4,000	USD	481	03/22/18	(38)
State Street	USD	801	AUD	1,000	03/22/18	5
State Street	USD	7,671	AUD	10,210	03/22/18	555
State Street	USD	7,175	CAD	9,210	03/22/18	317
State Street	USD	1,834	EUR	1,545	03/22/18	90
State Street	USD	9,796	EUR	8,250	03/22/18	480
State Street	USD	2,893	GBP	2,154	03/22/18	170
State Street	USD	2,421	HKD	18,875	03/22/18	(5)
State Street	USD	15,603	JPY	1,747,910	03/22/18	453
State Street	AUD	3,325	USD	2,498	03/22/18	(181)
State Street	CHF	2,000	USD	2,032	03/22/18	(125)
State Street	CHF	8,680	USD	8,820	03/22/18	(541)
State Street	DKK	9,250	USD	1,476	03/22/18	(72)
State Street	GBP	7,777	USD	10,448	03/22/18	(616)

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 121

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
State Street		HKD	28,500	USD		3,656	03/22/18	8
State Street		JPY	100,000	USD		902	03/22/18	(16)
State Street		JPY	522,885	USD		4,667	03/22/18	(135)
State Street		NOK	14,888	USD		1,803	03/22/18	(131)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								2,030

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Common Stocks
Argentina	$4,720		$—		$—		$—	$4,720
Australia	—		16,948		—		—	16,948
Austria	—		5,732		—		—	5,732
Belgium	—		6,696		—		—	6,696
Bermuda	330		648		—		—	978
Brazil	32,515		—		—		—	32,515
Canada	41,988		—		—		—	41,988
Cayman Islands	424		—		—		—	424
Chile	1,865		—		—		—	1,865
China	25,185		70,185		—		—	95,370
Curacao	—		62		—		—	62
Denmark	—		17,921		—		—	17,921
Egypt	—		883		—		—	883
Finland	—		2,988		—		—	2,988
France	—		88,702		—		—	88,702
Germany	—		50,771		—		—	50,771
Greece	—		3,176		—		—	3,176
Hong Kong	8,515		33,808		—		—	42,323
Hungary	—		2,664		—		—	2,664
India	11,669		19,585		—		—	31,254
Indonesia	—		3,848		—		—	3,848
Ireland	3,736		7,424		—		—	11,160
Israel	—		1,367		—		—	1,367
Italy	—		18,703		—		—	18,703
Japan	—		149,631		—		—	149,631
Jersey	—		3,118		—		—	3,118
Kazakhstan	337		—		—		—	337
Luxembourg	1,400		2,320		—		—	3,720
Malaysia	—		773		—		—	773
Mexico	17,431		—		—		—	17,431
Netherlands	1,708		26,357		—		—	28,065
New Zealand	—		163		—		—	163
Norway	—		5,253		—		—	5,253
Peru	1,768		—		—		—	1,768
Philippines	—		1,323		—		—	1,323

See accompanying notes which are an integral part of this quarterly report.

122 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Poland	—	2,914	—	—	2,914
Portugal	—	961	—	—	961
Russia	572	18,809	—	—	19,381
Singapore	—	12,328	—	—	12,328
South Africa	—	5,566	—	—	5,566
South Korea	4,715	70,513	—	—	75,228
Spain	—	12,160	—	—	12,160
Sweden	—	22,139	—	—	22,139
Switzerland	956	91,622	—	—	92,578
Taiwan	14,006	16,508	—	—	30,514
Thailand	—	5,342	—	—	5,342
Turkey	542	7,229	—	—	7,771
United Arab Emirates	747	2,920	—	—	3,667
United Kingdom	4,651	180,265	—	—	184,916
United States	15,216	1,881	—	—	17,097
Virgin Islands, British	795	335	—	—	1,130
Preferred Stocks	405	14,961	—	—	15,366
Warrants & Rights	—	2,527	—	—	2,527
Short-Term Investments	—	—	—	47,612	47,612
Total Investments	196,196	1,010,029	—	47,612	1,253,837

Other Financial Instruments
Assets
Futures Contracts	2,777	—	—	—	2,777
Foreign Currency Exchange Contracts	—	9,895	—	—	9,895
Liabilities
Futures Contracts	(5,255)	—	—	—	(5,255)
Foreign Currency Exchange Contracts	—	(7,865)	—	—	(7,865)
Total Other Financial Instruments*	$(2,478)	$2,030	$—	$—	$(448)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 123

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	159,542
Consumer Staples	90,842
Energy	81,991
Financial Services	281,837
Health Care	83,915
Materials and Processing	117,263
Producer Durables	163,538
Technology	157,682
Utilities	67,088
Warrants and Rights	2,527
Short-Term Investments	47,612
Total Investments	1,253,837

See accompanying notes which are an integral part of this quarterly report.

124 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 83.6%				Bahrain - 0.2%
Argentina - 1.2%				Bahrain Government International Bond
Argentine Bonos del Tesoro				7.000% due 01/26/26 (Þ)		2,000	2,095
15.500% due 10/17/26	ARS	7,410	398
Argentine Republic Government				Belgium - 0.1%
International Bond				Belfius Bank SA
5.875% due 01/11/28		100	97	Series EMTn
Series dscEUR				5.348% due 12/31/99 (Å)(Ê)(ƒ)	EUR	600	793
7.820% due 12/31/33	EUR	1,927	2,748	BNP Paribas Fortis SA
Series EURGDP				1.671% due 12/29/49 (Ê)	EUR	750	847
12.169% due 12/15/35 (Ê)	EUR	40,000	5,051				1,640
Series WI.				Bermuda - 0.1%
7.625% due 04/22/46		1,268	1,340	Novartis Securities Investment, Ltd.
Series WI				5.125% due 02/10/19		940	967
7.125% due 07/06/36		1,000	1,023
Generacion Mediterranea SA /				Brazil - 2.1%
Generacion Frias SA				Banco do Brasil SA
9.625% due 07/27/23 (Þ)		150	166	Series REGS
Series REGS				9.000% due 06/29/49 (Ê)(ƒ)		200	216
9.625% due 07/27/23		400	444	9.250% due 10/29/49 (Ê)(ƒ)		890	973
Provincia de Buenos Aires				Brazil Letras do Tesouro Nacional
7.875% due 06/15/27 (Þ)		300	320	Series LTN
Republic of Aregentina Governemnt				11.363% due 01/01/20	BRL	19,110	5,178
International Bond				46.552% due 07/01/21	BRL	1,500	351
25.466% due 03/11/19 (Ê)	ARS	770	41
YPF SA				Brazil Notas do Tesouro Nacional
8.750% due 04/04/24 (Þ)		1,000	1,134	Series NTNB
				6.000% due 05/15/35	BRL	400	432
Series REGS				6.000% due 08/15/50	BRL	1,380	1,542
8.500% due 07/28/25		1,037	1,175
6.950% due 07/21/27		34	35	Series NTNF
				10.000% due 01/01/21	BRL	14,000	4,580
			13,972	10.000% due 01/01/23	BRL	11,480	3,738
Australia - 0.3%				10.000% due 01/01/25	BRL	4,970	1,610
Aristocrat International Pty, Ltd. 1st Lien
Term Loan B				10.000% due 01/01/27	BRL	3,300	1,063
3.635% due 10/19/24 (Ê)		1	1	Caixa Economica Federal
3.745% due 10/19/24 (Ê)		249	251	Series REGS
Australia & New Zealand Banking				7.250% due 07/23/24 (Ê)		804	840
Group, Ltd.				Cemig Geracao e Transmissao SA
1.936% due 08/19/20 (Ê)(Þ)		1,000	1,006	Series REGS
National Australia Bank , Ltd.				9.250% due 12/05/24		200	217
2.226% due 12/09/19 (Ê)(Þ)		250	252	Letra Tesouro Nacional Bills
National Australia Bank, Ltd.				Series LTN
1.956% due 05/22/20 (Ê)(Þ)		2,200	2,212	42.483% due 07/01/20	BRL	3,960	1,022
				Nota do Tesouro Nacional
			3,722	Series NTNF
Austria - 0.1%				10.000% due 01/01/29	BRL	400	128
Raiffeisen Bank International AG				Vale SA
4.500% due 12/31/99 (Ê)(ƒ)	EUR	200	250	5.625% due 09/11/42		1,600	1,802
6.125% due 12/31/99 (Ê)(ƒ)	EUR	400	547
Raiffeisenlandesbank Niederoesterreich-				Votorantim Cimentos SA
				Series REGS
Wien AG				3.500% due 07/13/22	EUR	400	526
5.875% due 11/27/23	EUR	200	295
							24,218

Azerbaijan - 0.2%			1,092	Canada - 2.2%
				Arterra Wines Canada, Inc.
Southern Gas Corridor CJSC				4.375% due 12/15/23 (Ê)		378	381
Series REGS
6.875% due 03/24/26		200	229	ATS Automation Tooling Systems, Inc.
				6.500% due 06/15/23 (Þ)		1,425	1,489
State Oil Co. of the Azerbaijan Republic				Bank of Montreal
Series EMTN
4.750% due 03/13/23		1,000	1,022	Series MTN
State Oil Company of Azerbaijan				2.384% due 07/18/19 (Ê)		1,100	1,107
Republic				Bombardier, Inc.
6.950% due 03/18/30		1,047	1,206	7.500% due 03/15/25 (Þ)		523	543
			2,457	Canadian Imperial Bank of Commerce

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 125

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series YCD				Series REGS
1.621% due 02/04/19 (Ê)(~)		1,000	1,000	5.500% due 04/08/44		650	701
(0.010)% due 02/07/19 (Ê)(~)		800	800	TIAA CLO I, Ltd.
CNOOC Nexen Finance ULC				Series 2016-1A Class E1
4.875% due 04/30/44		205	225	8.736% due 07/20/28 (Ê)(Þ)		683	692
First Quantum Minerals, Ltd.				Venture XXIX CLO, Ltd.
7.250% due 05/15/22 (Þ)		450	467	Series 2017-29A Class E
7.250% due 04/01/23 (Þ)		580	614	7.567% due 09/07/30 (Ê)(Þ)		544	553
Garda World Security Corp. Term Loan B				Zais CLO 5, Ltd.
4.968% due 05/24/24 (Ê)		208	210	Series 2016-2A Class C
GFL Environmental, Inc.				5.216% due 10/15/28 (Ê)(Þ)		1,000	1,013
5.625% due 05/01/22 (Þ)		102	106				6,624
Jupiter Resources, Inc.				Chile - 0.4%
8.500% due 10/01/22 (Þ)		3,960	2,416	Bonos de la Tesoreria de la Republica
Kinross Gold Corp.				en pesos
4.500% due 07/15/27 (Þ)		2,997	3,027	Series 30YR
Series WI				6.000% due 01/01/49	CLP	740,000	1,360
5.950% due 03/15/24		960	1,055	Chile Government International Bond
Lions Gate Entertainment Corp. Term				5.000% due 03/01/35	CLP	435,000	733
Loan B				Corp. Nacional del Cobre de Chile
3.817% due 12/08/23 (Ê)		275	278	4.875% due 11/04/44 (Þ)		1,025	1,128
MEG Energy Corp.				Empresa de Transporte de Pasajeros
6.375% due 01/30/23 (Þ)		480	413	Metro SA
7.000% due 03/31/24 (Þ)		1,740	1,507	Series REGS
Mercer International, Inc.				5.000% due 01/25/47		968	1,043
Series WI				Empresa Nacional del Petroleo
6.500% due 02/01/24		1,340	1,424	Series REGS
National Bank of Canada				4.500% due 09/14/47		275	267
1.750% due 05/08/19 (Ê)(~)		1,500	1,494				4,531
Norbord, Inc.				China - 0.2%
6.250% due 04/15/23 (Þ)		460	499	China Evergrande Group
Open Text Corp.				9.500% due 03/29/24		500	533
5.875% due 06/01/26 (Þ)		297	313	8.750% due 06/28/25		596	615
Parq Holdings, LP Term Loan				Country Garden Holdings Co. , Ltd.
9.193% due 12/17/20 (Ê)		1,785	1,794	Series REGS
Province of Ontario Canada				7.250% due 04/04/21		300	312
1.650% due 09/27/19		600	593	Greenland Global Investment, Ltd.
Sandvine Corp. 1st Lien Term Loan B				4.375% due 07/03/19		1,016	1,010
7.319% due 09/21/22 (Ê)		683	679				2,470
Teck Resources, Ltd.				Colombia - 1.2%
4.500% due 01/15/21		768	787	Colombia Government International
6.000% due 08/15/40		455	506	Bond
Teine Energy, Ltd.				7.750% due 04/14/21	COP	2,307,000	861
6.875% due 09/30/22 (Þ)		670	693	3.875% due 04/25/27		300	303
Yonkers Racing Corp. Term Loan B				9.850% due 06/28/27	COP	2,077,000	915
4.820% due 05/24/24 (Ê)		245	247	7.375% due 09/18/37		1,000	1,332
			24,667	6.125% due 01/18/41		600	722
Cayman Islands - 0.6%				5.000% due 06/15/45		500	526
Caixa Geral De Depositos Finance Co.				Colombian TES
1.471% due 06/29/49 (Ê)(ƒ)	EUR	75	70	Series B
Emirates NBD Tier 1, Ltd.				10.000% due 07/24/24	COP	4,054,000	1,724
5.750% due 05/29/49 (Ê)(ƒ)		712	722	7.500% due 08/26/26	COP	1,141,000	430
Golub Capital Partners CLO, Ltd.				6.000% due 04/28/28	COP	8,257,000	2,802
Series 2017-19RA Class D				Colombian Titulos de Tesoreria
0.488% due 07/26/29 (Ê)(Þ)		616	622	Series B
Lamar Funding, Ltd.				11.000% due 07/24/20	COP	3,665,000	1,458
Series REGS				7.000% due 05/04/22	COP	2,813,000	1,037
3.958% due 05/07/25		1,090	1,002	Ecopetrol SA
OmGrid Funding, Ltd.				5.875% due 09/18/23		300	329
Series REGS				7.375% due 09/18/43		1,026	1,270
5.196% due 05/16/27		1,261	1,249				13,709
Saudi Electricity Global Sukuk Co.				Costa Rica - 0.3%
				Banco Nacional de Costa Rica

See accompanying notes which are an integral part of this quarterly report.

126 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series REGS
6.250% due 11/01/23		335	350	7.375% due 12/01/19		1,000	1,050
Costa Rica Government International				5.875% due 01/30/25		1,500	1,504
Bond				7.650% due 06/15/35		498	547
7.000% due 04/04/44 (Þ)		2,000	2,095				3,101
Instituto Costarricense de Electricidad				Ethiopia - 0.1%
Series REGS
6.950% due 11/10/21		1,000	1,074	Ethiopia International Bond
6.375% due 05/15/43		239	217	6.625% due 12/11/24 (Þ)		1,000	1,056

			3,736	Finland - 0.1%
Croatia - 0.3%				Nokia OYJ
Croatia Government International Bond				6.625% due 05/15/39		900	985
Series REGS				Teollisuuden Voima OYJ
6.625% due 07/14/20		1,200	1,298	2.125% due 02/04/25	EUR	540	662
6.000% due 01/26/24		1,000	1,127				1,647
Hrvatska Elektroprivreda Dionicko				France - 1.7%
Drustvo
Series REGS				AXA SA
5.875% due 10/23/22		925	1,015	5.500% due 07/29/49 (ƒ)		900	917
				Banque Federative du Credit Mutuel
			3,440	0.924% due 12/29/49 (Ê)(ƒ)	EUR	700	809
Czech Republic - 0.3%				BNP Paribas SA
CEZ AS				6.500% due 06/29/49 (ƒ)		1,400	1,451
Series REGS				4.875% due 12/29/49 (ƒ)	EUR	1,582	2,040
5.625% due 04/03/42		383	422
Czech Republic Government				BPCE SA
International Bond				Series REGS
Series 78				12.500% due 08/29/49 (Ê)(ƒ)		800	918
2.500% due 08/25/28	CZK	54,980	2,842	Casino Guichard Perrachon SA
				4.048% due 08/05/26	EUR	100	133
			3,264

Denmark - 0.4%				Casino Guichard-Perrachon SA
Danske Bank A/S				5.244% due 03/09/20	EUR	500	683
1.997% due 03/02/20 (Ê)(Þ)		1,200	1,205	Credit Agricole SA
				6.500% due 04/29/49 (Ê)(ƒ)	EUR	900	1,281
6.125% due 12/31/99 (Ê)(ƒ)		600	637	Series REGS
Jyske Bank A/S				6.625% due 09/29/49 (Ê)(ƒ)		750	777
Series .
4.750% due 12/31/99 (Ê)(ƒ)	EUR	600	772	Credit Logement SA
				0.819% due 03/29/49 (Ê)(ƒ)	EUR	1,000	1,199
Saxo Bank A/S
9.750% due 12/31/99 (Å)(Ê)(ƒ)	EUR	500	652	La Mondiale SAM
				4.800% due 01/18/48 (Ê)		975	966
Welltec A/S				2.371% due 10/29/49 (Å)(Ê)(ƒ)	EUR	750	885
9.500% due 12/01/22 (Þ)		1,350	1,411	1.801% due 11/29/49 (Å)(Ê)(ƒ)	EUR	500	585
			4,677	Macif SA
Dominican Republic - 0.3%				1.672% due 04/29/49 (Å)(Ê)(ƒ)	EUR	1,273	1,414
Dominican Republic International Bond				NEW Areva Holding SA
7.450% due 04/30/44 (Þ)		1,000	1,183	3.250% due 09/04/20	EUR	300	394
6.850% due 01/27/45 (Þ)		2,000	2,225	Series EMTn
			3,408	3.125% due 03/20/23	EUR	500	653
Ecuador - 0.1%				Numericable Group SA Term Loan B12
EP Petroecuador				4.720% due 01/05/26 (Ê)		748	719
Series REGS				PSA Tresorerie GIE
7.316% due 09/24/19 (Ê)		1,242	1,270	6.000% due 09/19/33	EUR	270	433
				SFR Group SA
Egypt - 0.4%				6.000% due 05/15/22 (Þ)		202	198
African Export-Import Bank				6.250% due 05/15/24 (Þ)		165	158
Series eMTN				Societe Generale SA
4.125% due 06/20/24		725	730	6.750% due 04/07/49 (Ê)(ƒ)	EUR	700	990
Egypt Government International Bond				9.375% due 09/29/49 (Ê)(ƒ)	EUR	150	213
5.875% due 06/11/25 (Þ)		500	515
6.875% due 04/30/40 (Þ)		3,000	3,062	Solvay Finance SA
				4.199% due 05/29/49 (Ê)(ƒ)	EUR	220	285
			4,307	5.425% due 11/29/49 (Ê)(ƒ)	EUR	300	441
El Salvador - 0.3%				Total Capital International SA
El Salvador Government International				1.963% due 06/19/19 (Ê)		500	502
Bond							19,044

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 127

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Gabon - 0.0%				10.750% due 10/14/30 (Þ)		1,250	1,701
Gabon Government International Bond				Series 2YR
6.375% due 12/12/24 (Þ)		500	505	22.500% due 12/10/18		470	109
							2,582
Georgia - 0.1%				Greece - 0.2%
Georgian Railway LLC				Hellenic Republic Government Bond
Series REGS				Series PSI
7.750% due 07/11/22		950	1,061	3.650% due 02/24/20 (Ê)	EUR	1,600	1,907

Germany - 1.2%
Bilfinger SE				Honduras - 0.1%
2.375% due 12/07/19	EUR	400	512	Honduras Government International
				Bond
CBR Fashion Finance BV				Series REGS
Series REGS				7.500% due 03/15/24		500	563
5.125% due 10/01/22	EUR	200	233

Deutsche Bank AG				Hong Kong - 0.1%
2.750% due 02/17/25	EUR	400	510	Industrial & Commercial Bank of China,
4.500% due 04/01/25		797	803	Ltd.
Deutsche Pfandbriefbank AG				4.250% due 12/29/49 (Ê)(ƒ)		831	822
4.600% due 02/22/27	EUR	400	562	The Hongkong and Shanghai Banking
DVB Bank SE				Corp.
1.000% due 04/25/22	EUR	300	372	Series 3H
Fuerstenberg Capital II GMBH				2.000% due 07/29/49 (Ê)(ƒ)		500	462
5.625% due 06/29/49 (Ê)(ƒ)	EUR	720	873				1,284
Furstenberg Capital II GMBH				Hungary - 0.5%
5.625% due 06/29/49 (Å)(Ê)(ƒ)	EUR	180	218	Hungary Government International Bond
Furstenberg Capital III GMBH				5.750% due 11/22/23		500	565
5.310% due 12/31/99 (Å)(Ê)(ƒ)	EUR	400	416	5.375% due 03/25/24		650	724
Grenke AG				7.625% due 03/29/41		1,250	1,904
7.000% due 12/31/99 (Ê)(ƒ)	EUR	400	559	Series 25/B
HSH Nordbank AG				5.500% due 06/24/25	HUF	469,450	2,336
7.250% due 06/29/49 (Ê)(ƒ)		913	562	OTP Bank Nyrt
HT1 Funding GmbH				2.671% due 11/29/49 (Ê)(ƒ)	EUR	500	600
Series .							6,129
1.842% due 07/29/49 (Ê)(ƒ)	EUR	800	982	Indonesia - 1.5%
IKB Deutsche Industriebank AG				Indonesia Government International
4.000% due 01/31/28 (Ê)	EUR	800	1,006	Bond
K+S AG				Series REGS
3.000% due 06/20/22	EUR	500	662	8.500% due 10/12/35		1,000	1,472
METRO AG				7.750% due 01/17/38		500	702
1.375% due 10/28/21	EUR	330	424	Indonesia Government Treasury Bonds
METRO Wholesale & Food Specialist				Series FR74
AG				7.500% due 08/15/32	IDR	14,122,000	1,123
1.500% due 03/19/25	EUR	275	338	Indonesia Treasury Bond
Norddeutsche Landesbank Girozentrale				Series FR56
6.000% due 06/29/20	EUR	327	444	8.375% due 09/15/26	IDR	5,917,000	506
Nordex SE				Series FR64
Series REGS				6.125% due 05/15/28	IDR	7,739,000	580
6.500% due 02/01/23	EUR	400	492	Series FR68
RWE AG				8.375% due 03/15/34	IDR	21,214,000	1,797
7.000% due 03/29/49 (Ê)(ƒ)	GBP	500	746	Series FR70
Solvay Acetow GMBH Term Loan				8.375% due 03/15/24	IDR	28,201,000	2,388
7.193% due 04/19/24 (Ê)		498	498	Series FR71
UBS Group AG				9.000% due 03/15/29	IDR	41,112,000	3,671
7.125% due 12/29/49 (Ê)(ƒ)		400	421
Unitymedia Hessen GmbH & Co. KG /				Series FR73
Unitymedia NRW GmbH				8.750% due 05/15/31	IDR	16,430,000	1,421
Series REGS				Pertamina Persero PT
6.250% due 01/15/29	EUR	1,750	2,440	Series REGS
				6.000% due 05/03/42		908	1,024
			14,073	6.450% due 05/30/44		1,200	1,426
Ghana - 0.2%				Perusahaan Listrik Negara PT
Ghana Government International Bond
8.125% due 01/18/26 (Þ)		700	772

See accompanying notes which are an integral part of this quarterly report.

128 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS
5.250% due 10/24/42		900	921	Japan - 0.4%
			17,031	Mizuho Bank, Ltd.
Iraq - 0.2%				Series YCD
Iraq International Bond				2.095% due 10/01/19 (Ê)(~)		1,800	1,801
Series REGS				SoftBank Group Corp.
5.800% due 01/15/28		1,750	1,732	4.500% due 04/15/20 (Þ)		1,363	1,385
				Sumitomo Mitsui Banking Corp.
Ireland - 0.4%				1.876% due 05/15/19 (Ê)(~)		1,700	1,702
Allied Irish Banks PLC							4,888
0.422% due 10/24/35 (Ê)	EUR	600	460	Jersey - 0.5%
Avolon LLC Term Loan B				AA Bond Co. , Ltd.
3.811% due 03/20/22 (Ê)		373	372	Series REGS
Endo, Ltd. / Endo Finance LLC / Endo				5.500% due 07/31/22	GBP	900	1,285
Finco, Inc.				DZ Bank Perpetual Funding Issuer, Ltd.
6.000% due 07/15/23 (Þ)		1,170	917	0.471% due 12/31/99 (Ê)(ƒ)	EUR	650	718
Fly Leasing, Ltd.				Galaxy Finco, Ltd.
5.250% due 10/15/24		116	117	Series REGS
James Hardie International Finance				7.875% due 11/15/21	GBP	1,200	1,705
Designated Activity Co.				HBOS Sterling Finance Jersey, LP
5.000% due 01/15/28 (Þ)		1,047	1,057	7.881% due 12/29/49 (Ê)(ƒ)	GBP	325	695
Park Aerospace Holdings, Ltd.				Main Capital Funding II, LP
4.500% due 03/15/23 (Þ)		75	72	5.750% due 12/29/49 (ƒ)	EUR	700	902
VTB Bank							5,305
Series REGS				Kazakhstan - 0.5%
9.500% due 12/31/49 (Ê)(ƒ)		1,093	1,216	Kazkommertsbank
			4,211	Series REGS
Israel - 0.1%				5.500% due 12/21/22		980	979
Israel Electric Corp. , Ltd.				KazMunayGas National Co. JSC
Series 6				6.000% due 11/07/44 (Þ)		3,000	2,803
5.000% due 11/12/24 (Þ)		625	672	Series REGS
				6.000% due 11/07/44		1,000	934
Italy - 0.9%				National Company KazMunajGaz
Banca Farmafactoring SpA				Series REGS
5.875% due 03/02/27 (Ê)	EUR	200	256	5.750% due 04/19/47		566	603
Banca Popolare dell'Alto Adige SCpA
5.625% due 10/06/27 (Ê)	EUR	234	292				5,319
Banca Popolare di Milano Scarl				Kenya - 0.1%
7.125% due 03/01/21	EUR	580	795	Kenya Government International Bond
				Series REGS
Iccrea Banca SpA				6.875% due 06/24/24		1,000	1,053
1.875% due 11/25/19	EUR	320	404

Intesa Sanpaolo SpA				Lebanon - 0.3%
6.625% due 09/13/23	EUR	580	907	Lebanon Government International Bond
5.017% due 06/26/24 (Þ)		1,100	1,123	Series GMTN
7.750% due 07/29/49 (Ê)(ƒ)	EUR	300	473	6.375% due 03/09/20		1,850	1,869
7.000% due 12/29/49 (Ê)(ƒ)	EUR	600	834	Series REGS
Leonardo SpA				8.250% due 04/12/21		1,000	1,065
5.250% due 01/21/22	EUR	555	804				2,934
Societa Cattolica di Assicurazioni-
Societa Cooperativa				Luxembourg - 3.0%
4.250% due 12/14/47 (Ê)	EUR	600	773	Ageasfinlux SA
				1.021% due 08/29/49 (Ê)	EUR	500	461
Telecom Italia SpA				AI Mistral Luxembourg Subco Sarl Term
5.875% due 05/19/23	GBP	500	820	Loan B
UniCredit SpA				4.573% due 03/09/24 (Ê)		993	990
6.950% due 10/31/22	EUR	600	926	Altice Financing SA
6.750% due 12/29/49 (Ê)(ƒ)	EUR	200	277	7.500% due 05/15/26 (Þ)		285	296
5.375% due 12/31/99 (Ê)(ƒ)	EUR	750	968	Altice Finco SA
UnipolSai SpA				8.125% due 01/15/24 (Þ)		461	475
5.750% due 12/31/49 (Ê)(ƒ)	EUR	500	675	7.625% due 02/15/25 (Þ)		750	748
			10,327	Series REGS
Jamaica - 0.1%				4.750% due 01/15/28	EUR	350	398
Digicel Group, Ltd.				Altice Luxembourg SA
7.125% due 04/01/22 (Þ)		990	933	7.750% due 05/15/22 (Þ)		491	471

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 129

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
ArcelorMittal				Series 0111
5.750% due 08/05/20		773	816	4.160% due 07/15/21	MYR	2,440	639
7.500% due 10/15/39		317	409	Series 0114
7.250% due 03/01/41		1,234	1,567	4.181% due 07/15/24	MYR	1,430	373
Auris Luxembourg II SA				Series 0117
Series REGS				3.882% due 03/10/22	MYR	860	223
8.000% due 01/15/23	EUR	1,515	1,957	Series 0310
Cabot Financial (Luxembourg) SA				4.498% due 04/15/30	MYR	3,695	959
Series REGS				Series 0311
7.500% due 10/01/23	GBP	500	744	4.392% due 04/15/26	MYR	1,005	263
Coveris Holdings SA				Series 0313
Series 144a				3.480% due 03/15/23	MYR	690	174
7.875% due 11/01/19 (Þ)		5,240	5,227	Series 0314
Delta 2 Lux Sarl Term Loan B3				4.048% due 09/30/21	MYR	4,549	1,184
4.569% due 07/30/21 (Ê)		439	441	Series 0413
Emerald Bay SA				3.844% due 04/15/33	MYR	1,150	277
Series 4F				Series 0414
(5.162)% due 10/08/20	EUR	600	692	3.654% due 10/31/19	MYR	3,000	774
Evergreen Skills Lux Sarl 2nd Lien Term				Series 0415
Loan				4.254% due 05/31/35	MYR	1,980	488
9.823% due 04/28/22 (Ê)		4,800	4,310	Series 0416
Garfunkelux Holdco 2 SA				3.620% due 11/30/21	MYR	4,470	1,151
Series REGS				PETRONAS Capital, Ltd.
11.000% due 11/01/23	GBP	950	1,406	Series REGS
Garfunkelux Holdco 3 SA				4.500% due 03/18/45		1,080	1,180
Series REGS							8,856
8.500% due 11/01/22	GBP	1,500	2,217	Mexico - 2.7%
Gazprom OAO Via Gaz Capital SA
Series REGS				America Movil SAB de CV
8.625% due 04/28/34		2,000	2,760	6.000% due 06/09/19	MXN	5,210	270
7.288% due 08/16/37		1,000	1,255	Comision Federal de Electricidad
				Series REGS
Monitchem Holdco 2 SA				5.750% due 02/14/42		1,260	1,321
Series REGS
6.875% due 06/15/22	EUR	1,255	1,464	Mexican Bonos
Russian Agricultural Bank OJSC Via				Series M 20
RSHB Capital SA				10.000% due 12/05/24	MXN	62,195	3,784
Series REGS				7.500% due 06/03/27	MXN	18,986	1,011
8.500% due 10/16/23		875	979	Series M 30
Swissport Financing SARL				10.000% due 11/20/36	MXN	36,205	2,375
Series RegS				Series M
9.750% due 12/15/22	EUR	950	1,221	5.000% due 12/11/19	MXN	26,702	1,372
Takko Luxembourg 2 SCA				6.500% due 06/10/21	MXN	20,850	1,086
Series REGS				6.500% due 06/09/22	MXN	20,170	1,043
5.375% due 11/15/23	EUR	100	121	5.750% due 03/05/26	MXN	12,520	599
Travelport Finance (Luxembourg) SARL				7.750% due 05/29/31	MXN	26,864	1,449
Term Loan D				7.750% due 11/13/42	MXN	42,240	2,256
4.166% due 09/02/21 (Ê)		407	409	Mexico Government International Bond
Venator Materials PLC				Series GMTN
5.750% due 07/15/25 (Þ)		1,149	1,183	5.750% due 10/12/10		3,000	3,143
VTB Bank OJSC Via VTB Capital SA				Petroleos Mexicanos
Series REGS				6.625% due 06/15/38		4,000	4,150
6.950% due 10/17/22		887	959	6.500% due 06/02/41		650	672
			33,976	5.500% due 06/27/44		2,000	1,838
Macao - 0.1%				5.625% due 01/23/46		1,000	920
Industrial & Commercial Bank of China,				Series 14-2
Ltd.				7.470% due 11/12/26	MXN	5,330	251
3.875% due 09/10/24 (Ê)		715	717	Series WI

Malaysia - 0.8%				6.750% due 09/21/47		2,664	2,791
1MDB Global Investments, Ltd.							30,331
Series REGS				Mongolia - 0.3%
4.400% due 03/09/23		1,200	1,171	Mongolia Government International
				Bond
Malaysia Government International Bond				10.875% due 04/06/21 (Þ)		1,650	1,950

See accompanying notes which are an integral part of this quarterly report.

130 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Trade and Development Bank of				6.250% due 12/14/26	GBP	1,000	1,574
Mongolia LLC				6.875% due 01/20/40		1,728	1,778
Series REGS				6.850% due 06/05/15		2,914	2,879
9.375% due 05/19/20		1,105	1,211	Republic of Angola Via Northern Lights
			3,161	III BV
Morocco - 0.2%				Series REGS
Morocco Government International Bond				7.000% due 08/17/19		328	337
5.500% due 12/11/42 (Þ)		1,250	1,415	Srlev NV
OCP SA				9.000% due 04/15/41 (Ê)	EUR	360	541
Series REGS				Stichting AK Rabobank Certificaten
4.500% due 10/22/25		951	958	6.500% due 12/29/49	EUR	600	951
6.875% due 04/25/44		200	234	Teva Pharmaceutical Finance
			2,607	Netherlands II BV
Mozambique - 0.1%				0.375% due 07/25/20	EUR	300	359
Mozambique International Bond				1.125% due 10/15/24	EUR	450	482
Series 144a				UPC Holding BV
10.500% due 01/18/23 (Ê)(Þ)		1,033	887	Series REGS
				3.875% due 06/15/29	EUR	400	469
Netherlands - 2.1%				VIVAT NV
Achmea BV				6.250% due 12/31/99 (Ê)(ƒ)		1,200	1,212
6.000% due 11/29/49 (ƒ)	EUR	850	1,120				23,936
Aegon NV				Nigeria - 0.1%
5.185% due 10/29/49 (Å)(Ê)(ƒ)	NLG	1,000	484	Nigeria Government International Bond
Alpha 3 B. V. Term Loan B1				Series REGS
4.693% due 01/31/24 (Ê)		249	251	6.750% due 01/28/21		1,000	1,065
AP NMT Acquisition BV 1st Lien Term
Loan				Norway - 0.0%
7.444% due 08/13/21 (Ê)		221	222	Storebrand Livsforsikring Group
ASR Nederland NV				6.875% due 04/04/43 (Ê)	EUR	100	155
Series .
4.625% due 12/31/99 (Ê)(ƒ)	EUR	600	810	Oman - 0.0%
Atradius Finance BV				Oman Government International Bond
5.250% due 09/23/44 (Ê)	EUR	500	737	Series REGS
Constellium N. V.				6.500% due 03/08/47		500	499
Series REGS
4.250% due 02/15/26	EUR	150	189	Pakistan - 0.3%
Delta Lloyd NV				Pakistan Government International Bond
4.375% due 06/29/49 (Ê)(ƒ)	EUR	455	634	Series REGS
Diamond (BC) BV 1st Lien Term Loan				7.875% due 03/31/36		2,700	2,791
4.654% due 09/06/24 (Ê)		560	557
Fiat Chrysler Automobiles NV				Paraguay - 0.2%
Series WI				Paraguay Government International
4.500% due 04/15/20		495	508	Bond
Kazakhstan Temir Zholy Finance BV				6.100% due 08/11/44 (Þ)		1,551	1,772

Series REGS				Peru - 1.0%
6.950% due 07/10/42		925	1,097
LBC Tank Terminals Holding				Banco de Credito del Peru
Netherlands BV				4.850% due 10/30/20 (Þ)	PEN	1,840	574
6.875% due 05/15/23 (Þ)		827	860	Consorcio Transmantaro SA
Majapahit Holding BV				Series REGS
Series REGS				4.375% due 05/07/23		910	939
7.875% due 06/29/37		1,000	1,340	Corp. Financiera de Desarrollo SA
Maxeda DIY Holdings BV				Series REGS
Series REGS				4.750% due 07/15/25		335	356
6.125% due 07/15/22	EUR	400	492	Fondo Mivivienda SA
NIBC Bank NV				7.000% due 02/14/24 (Þ)	PEN	2,410	812
(4.258)% due 02/10/43 (Å)	EUR	500	1,559	Peruvian Government International Bond
6.000% due 12/31/99 (Ê)(ƒ)	EUR	450	590	6.350% due 08/12/28 (Þ)	PEN	986	348
NXP BV / NXP Funding LLC				8.750% due 11/21/33		3,000	4,721
4.125% due 06/15/20 (Þ)		497	508	Series REGS
Petrobras Global Finance BV				6.950% due 08/12/31	PEN	3,740	1,385
7.875% due 03/15/19		400	422	6.900% due 08/12/37	PEN	1,880	685
4.750% due 01/14/25	EUR	700	974	Petroleos del Peru SA

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 131

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Russian Federation International Bond
5.625% due 06/19/47		1,373	1,451	5.250% due 06/23/47 (Þ)		1,000	1,053
			11,271	Series REGS
Philippines - 0.3%				7.500% due 03/31/30 (Ê)		713	817
Philippine Government International				Russian Railways Via RZD Capital PLC
Bond				7.900% due 10/19/24	RUB	115,000	2,059
4.950% due 01/15/21	PHP	34,000	685				16,181
9.500% due 02/02/30		1,200	1,864	Singapore - 0.1%
Power Sector Assets & Liabilities				ONGC Videsh Vankorneft Pte, Ltd.
Management Corp.				3.750% due 07/27/26		200	196
Series REGS				UniCredit SpA
7.390% due 12/02/24		810	1,017	5.500% due 07/30/23 (Ê)	SGD	635	481
			3,566				677
Poland - 0.9%				Slovenia - 0.1%
Poland Government International Bond				Slovenia Government International Bond
Series 0725				Series REGS
3.250% due 07/25/25	PLN	16,760	5,025	5.850% due 05/10/23		500	570
Series 1020
5.250% due 10/25/20	PLN	6,310	2,050	South Africa - 2.3%
Republic of Poland Government				Eskom Holdings SOC, Ltd.
International Bond				Series REGS
Series 0420				5.750% due 01/26/21		800	807
1.500% due 04/25/20	PLN	11,600	3,448	6.750% due 08/06/23		1,000	1,036
			10,523	7.125% due 02/11/25		4,429	4,646
Portugal - 0.1%				Republic of South Africa Government
Banco Comercial Portugues SA				Bond
4.500% due 12/07/27 (Ê)	EUR	500	629	Series 2023
GNB - Companhia de Seguros de Vida				7.750% due 02/28/23	ZAR	54,980	4,643
SA				Series 2032
1.871% due 12/19/22 (Å)(Ê)	EUR	800	804	8.250% due 03/31/32	ZAR	35,770	2,798
3.171% due 12/29/49 (Å)(Ê)	EUR	240	223	Series 2048
			1,656	8.750% due 02/28/48	ZAR	15,030	1,168
Puerto Rico - 0.1%				Series R186
Popular, Inc.				10.500% due 12/21/26	ZAR	39,850	3,784
7.000% due 07/01/19		527	545	Republic of South Africa Government
				International Bond
Qatar - 0.1%				Series R186
Nakilat, Inc.				10.500% due 12/21/26	ZAR	9,130	867
Series REGS				Series R207
6.067% due 12/31/33		613	700	7.250% due 01/15/20	ZAR	26,090	2,211
				South Africa Government International
Romania - 0.1%				Bond
Romania Government International Bond				Series 2037
Series 5Y				8.500% due 01/31/37	ZAR	45,290	3,498
3.250% due 03/22/21	RON	1,660	440	Transnet SOC, Ltd.
Series 10Y				Series REGS
4.750% due 02/24/25	RON	3,625	988	4.000% due 07/26/22		880	874
			1,428				26,332
Russia - 1.4%				Spain - 0.6%
Russia Government International Bond				Banco Bilbao Vizcaya Argentaria SA
Series 6211				Series 1
7.000% due 01/25/23	RUB	68,918	1,236	0.971% due 12/31/99 (Ê)(ƒ)	EUR	200	228
Series 6212				Banco de Credito Social Cooperativo SA
7.050% due 01/19/28	RUB	218,680	3,875	7.750% due 06/07/27 (Ê)	EUR	600	773
Series 6214				Banco Santander SA
6.400% due 05/27/20	RUB	38,430	679	5.250% due 12/31/99 (Ê)(ƒ)	EUR	800	1,085
Series 6215				Bankia SA
7.000% due 08/16/23	RUB	123,602	2,215	6.000% due 12/31/99 (Ê)(ƒ)	EUR	800	1,085
Series 6219				Bankinter SA
7.750% due 09/16/26	RUB	176,480	3,264	6.375% due 09/11/19	EUR	350	478
Russian Federal Bond - OFZ				CaixaBank SA
Series 6205				2.750% due 07/14/28 (Ê)	EUR	700	907
7.600% due 04/14/21	RUB	53,800	983	CaixaSabadell Preferentes SAU

See accompanying notes which are an integral part of this quarterly report.

132 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series B				Turkey Government International Bond
1.621% due 07/29/49 (Å)(Ê)(ƒ)	EUR	1,000	1,142	10.700% due 02/17/21	TRY	13,820	3,524
Caja de Seguros Reunidos, Compania de				9.500% due 01/12/22	TRY	5,460	1,346
Seguros y Reaseguros, SA				10.700% due 08/17/22	TRY	6,890	1,762
8.000% due 02/17/26 (Å)	EUR	400	522	7.100% due 03/08/23	TRY	6,240	1,376
Santander Perpetual SA				7.375% due 02/05/25		1,200	1,374
1.275% due 12/29/49 (Ê)(ƒ)	EUR	600	691	8.000% due 03/12/25	TRY	13,800	3,049
Series REGS				6.000% due 03/25/27		700	736
4.766% due 10/29/49 (Å)(Ê)(ƒ)		170	163	6.750% due 05/30/40		1,000	1,086
			7,074	6.625% due 02/17/45		2,000	2,118
Sweden - 0.7%				Turkiye Halk Bankasi AS
Nordea Bank AB				Series REGS
1.988% due 04/10/19 (Ê)(~)		700	700	4.750% due 02/11/21		1,221	1,170
1.947% due 05/29/20 (Ê)(Þ)		700	703	5.000% due 07/13/21		75	72
0.891% due 09/29/49 (Ê)(ƒ)	EUR	980	1,163	Turkiye Ihracat Kredi Bankasi AS
Svenska Handelsbanken AB				Series REGS
1.813% due 02/12/19 (Ê)(~)		1,610	1,611	5.375% due 10/24/23		730	738
Telefonaktiebolaget LM Ericsson							19,598
4.125% due 05/15/22		542	543	Ukraine - 0.4%
Series 7Y				Ukraine Government International Bond
1.875% due 03/01/24	EUR	525	628	Series GDP.
Unilabs SubHolding AB				4.660% due 05/31/40 (Ê)(Þ)		3,195	2,170
Series REGS				Series GDP
5.750% due 05/15/25	EUR	150	188	4.660% due 05/31/40 (Ê)		3,200	2,173
Verisure Midholding AB
Series REGS							4,343
5.750% due 12/01/23	EUR	2,250	2,809	United Arab Emirates - 0.1%
				IDBI Bank, Ltd. /DIFC Dubai
			8,345	Series GMTN
Switzerland - 0.1%				4.250% due 11/30/20		950	962
Julius Baer Gruppe AG
5.750% due 12/29/49 (Ê)(ƒ)	SGD	750	606	United Kingdom - 5.4%
				Aberdeen Asset Management PLC
Thailand - 0.8%				7.000% due 03/29/49 (ƒ)		400	401
PTTEP Canada International Finance,
Ltd.				Arrow Global Finance PLC
Series REGS				Series REGS
6.350% due 06/12/42		570	727	5.125% due 09/15/24	GBP	650	941
PTTEP Treasury Center Co. , Ltd.				Avon Products, Inc.
Series 144a				7.000% due 03/15/23		500	438
4.875% due 12/31/99 (Ê)(ƒ)(Þ)		348	351	Barclays Bank PLC
Thailand Government Bond				5.330% due 03/29/49 (Ê)(ƒ)	GBP	100	146
3.875% due 06/13/19	THB	123,600	4,082	6.278% due 12/29/49 (Ê)(ƒ)		1,085	1,271
3.850% due 12/12/25	THB	35,420	1,262	Series RCI
3.580% due 12/17/27	THB	30,830	1,073	14.000% due 12/31/49 (Ê)(ƒ)	GBP	570	934
4.875% due 06/22/29	THB	19,490	763	Barclays PLC
Thailand Government International				8.000% due 12/15/49 (Ê)(ƒ)	EUR	600	861
Bonds				Boparan Finance PLC
3.650% due 06/20/31	THB	24,340	853	Series REGS
				5.500% due 07/15/21	GBP	1,550	2,146
			9,111	CNH Industrial NV
Trinidad and Tobago - 0.1%				4.500% due 08/15/23		502	523
Petroleum Co. of Trinidad & Tobago, Ltd.
Series REGS				Cognita Financing PLC
9.750% due 08/14/19		1,177	1,259	Series REGS
				7.750% due 08/15/21	GBP	550	811

Tunisia - 0.1%				Direct Line Insurance Group PLC
Banque Centrale de Tunisie SA				4.750% due 12/31/99 (Ê)(ƒ)	GBP	400	587
Series reGS				Ensco PLC
5.750% due 01/30/25		1,033	1,023	4.500% due 10/01/24		232	199
				5.750% due 10/01/44		469	335
Turkey - 1.7%				HBOS Capital Funding, LP
TC Ziraat Bankasi AS				6.850% due 03/29/49 (ƒ)		950	974
Series REGS				House of Fraser Funding PLC
5.125% due 05/03/22		1,250	1,247

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 133

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series REGS
6.270% due 09/15/20 (Ê)	GBP	400	454	5.000% due 11/06/22	GBP	1,000	1,393
HSS Financing PLC				Reckitt Benckiser Treasury Services PLC
Series REGS				2.235% due 06/24/22 (Ê)(Þ)		1,000	999
6.750% due 08/01/19	GBP	469	633	Royal Bank of Scotland Group PLC
IDH Finance PLC				7.648% due 09/30/49 (Ê)(ƒ)		1,139	1,498
Series REGS				5.500% due 11/29/49 (ƒ)	EUR	800	1,010
6.250% due 08/15/22	GBP	550	721	RSA Insurance Group PLC
Intermediate Capital Group PLC				4.685% due 12/31/99 (Ê)(ƒ)	SEK	8,000	1,075
5.000% due 03/24/23	GBP	585	891	Sainsbury's Bank PLC
International Game Technology PLC				6.000% due 11/23/27 (Ê)	GBP	300	455
Series REGS				Shawbrook Group PLC
4.750% due 03/05/20	EUR	400	536	7.875% due 12/31/99 (Ê)(ƒ)	GBP	1,900	2,704
International Personal Finance PLC				Standard Chartered PLC
5.750% due 04/07/21	EUR	600	695	7.014% due 12/30/49 (Ê)(ƒ)(Þ)		315	387
Iron Mountain UK PLC				Series REGS
Series REGS				6.500% due 12/29/49 (Ê)(ƒ)		800	824
3.875% due 11/15/25	GBP	600	828	7.750% due 12/29/49 (Ê)(ƒ)		600	660
Jerrold Finco PLC				State Savings Bank of Ukraine Via SSB
Series REGS				#1 PLC
6.250% due 09/15/21	GBP	650	951	Series REGs
LaSer Confinoga SA				(1.490)% due 03/20/25 (Ê)		335	373
2.060% due 01/29/49 (Å)(Ê)(ƒ)	EUR	1,046	1,248	Tesco Corporate Treasury Services PLC
Liverpool Victoria Friendly Society, Ltd.				2.500% due 07/01/24	EUR	415	548
6.500% due 05/22/43 (Ê)	GBP	500	801	Tesco PLC
Lloyds Bank PLC				5.000% due 03/24/23	GBP	290	459
Series EMTn				6.150% due 11/15/37 (Þ)		370	401
13.000% due 01/29/49 (Ê)(ƒ)	GBP	750	1,997	Travelex Financing PLC
Lloyds Banking Group PLC				Series REGS
Series REGS				8.000% due 05/15/22	EUR	700	893
6.657% due 01/29/49 (Ê)(ƒ)		250	298	TSB Banking Group PLC
Noble Holding International, Ltd.				5.750% due 05/06/26 (Ê)	GBP	400	628
7.700% due 04/01/25		195	175	Tullow Oil PLC
5.250% due 03/15/42		236	156	6.250% due 04/15/22 (Þ)		1,854	1,900
8.700% due 04/01/45		754	654	TVL Finance PLC
Ocado Group PLC				Series REGS
Series REGS				8.500% due 05/15/23	GBP	1,040	1,602
4.000% due 06/15/24	GBP	650	930	Ukreximbank Via Biz Finance PLC
Old Mutual PLC				8.452% due 02/09/23 (Ê)(Þ)		6,067	6,190
8.000% due 06/03/21	GBP	148	246	9.750% due 01/22/25 (Þ)		1,231	1,373
OneSavings Bank PLC				Series REGS
9.125% due 12/31/99 (Å)(Ê)(ƒ)	GBP	600	939	9.750% due 01/22/25		300	335
Oschadbank Via SSB #1 PLC				Virgin Media Finance PLC
8.788% due 01/19/24 (Ê)		2,800	2,807	4.875% due 02/15/22		1,000	970
9.625% due 03/20/25 (Ê)(Þ)		725	807	Virgin Media Secured Finance PLC
Pension Insurance Corp. PLC				5.250% due 01/15/21		391	410
6.500% due 07/03/24	GBP	300	493	5.500% due 01/15/21	GBP	250	395
Perform Group Financing PLC				Viridian Group FinanceCo PLC
Series REGS				Series REGS
8.500% due 11/15/20	GBP	650	946	4.750% due 09/15/24	GBP	500	646
Petrobras Global Finance BV							61,229
6.625% due 01/16/34	GBP	500	785	United States - 35.8%
Series .				A. Schulman, Inc.
5.375% due 10/01/29	GBP	1,000	1,463	Series WI
Premier Foods Finance PLC				6.875% due 06/01/23		709	748
Series REGS				ABG Intermediate Holdings 2 LLC 1st
6.500% due 03/15/21	GBP	650	938	Lien Term Loan B
Privatbank CJSC Via UK SPV Credit				5.193% due 09/29/24 (Ê)		374	379
Finance PLC				ABG Intermediate Holdings 2 LLC 2nd
11.000% due 02/09/21 (Ø)		1,577	221	Lien Term Loan
Prudential PLC				9.443% due 09/29/25 (Ê)		450	455
7.750% due 01/29/49 (ƒ)		900	921	ABILITY Network, Inc. 2nd Lien Term
RAC Bond Co. PLC				Loan

See accompanying notes which are an integral part of this quarterly report.

134 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.309% due 12/11/25 (Ê)	125	125	Ancestry. com Operations, Inc. 1st Lien
Acrisure LLC / Acrisure Finance, Inc.			Term Loan B
7.000% due 11/15/25 (Þ)	843	839	4.830% due 10/19/23 (Ê)	248	250
Advanced Disposal Services, Inc.			Anheuser-Busch InBev Finance, Inc.
5.625% due 11/15/24 (Þ)	493	509	2.173% due 02/01/19 (Ê)	1,385	1,390
AES Corp.			AP Exhaust Acquisition LLC 1st Lien
4.875% due 05/15/23	503	515	Term Loan
AgroFresh, Inc. Term Loan			6.410% due 05/10/24 (Ê)	499	490
6.443% due 07/31/21 (Ê)	372	370	AP Gaming I, LLC Term Loan B
Air Medical Group Holdings, Inc. 1st			7.073% due 02/06/24 (Ê)	311	313
Lien Term Loan			Apex Tool Group LLC
0.000% due 09/26/24 (Ê)(v)	281	285	7.000% due 02/01/21 (Þ)	1,170	1,158
Air Methods Corporation Term Loan B			Apple, Inc.
5.193% due 04/13/24 (Ê)	500	502	1.691% due 05/06/19 (Ê)	1,500	1,506
Aircastle, Ltd.			1.483% due 05/11/20 (Ê)	927	927
6.250% due 12/01/19	492	516	APX Group, Inc.
5.000% due 04/01/23	1,470	1,540	Series WI
Albertsons, Inc.			7.875% due 12/01/22	544	583
7.450% due 08/01/29	476	419	Aramark Services, Inc.
Alcoa, Inc.			Series WI
6.750% due 01/15/28	702	829	5.125% due 01/15/24	490	505
			Aramark Services, Inc. 1st Lien Term
Allegheny Technologies, Inc.			Loan B1
5.950% due 01/15/21	128	132	3.574% due 03/07/25 (Ê)	1,199	1,209
7.875% due 08/15/23	195	214
			Arconic, Inc.
Allegiant Travel Co.			5.400% due 04/15/21	390	413
5.500% due 07/15/19	826	847	5.900% due 02/01/27	388	434
Alliance Resource Partners LP
7.500% due 05/01/25 (Þ)	1,052	1,139	5.950% due 02/01/37	311	340
Alliant Holdings Holdings I, Inc. Term			Ascena Retail Group, Inc. Term Loan B
Loan B			6.125% due 08/21/22 (Ê)	250	222
4.817% due 08/14/22 (Ê)	369	372	Ascend Learning LLC Term Loan B
Allison Transmission, Inc.			4.573% due 07/12/24 (Ê)	249	250
4.750% due 10/01/27 (Þ)	545	542	ASP AMC Merger Sub, Inc.
Ally Financial, Inc.			8.000% due 05/15/25 (Þ)	104	99
8.000% due 11/01/31	665	848	AssuredPartners, Inc.
Almonde, Inc. 1st Lien Term Loan B			7.000% due 08/15/25 (Þ)	2,985	3,059
0.000% due 06/16/24 (Ê)(v)	250	251	AssuredPartners, Inc. 1st Lien Term
Almonde, Inc. Term Loan			Loan B
8.729% due 04/28/25 (Ê)	250	251	5.074% due 10/22/24 (Ê)	374	377
Alphabet Holding Company, Inc. 1st			Asurion LLC Term Loan B
Lien Term Loan			4.573% due 11/03/23 (Ê)	246	248
5.073% due 08/15/24 (Ê)	416	411	Asurion LLC Term Loan B4
Altice Financing SA 1st Lien Term Loan			4.323% due 08/04/22 (Ê)	247	249
4.470% due 01/05/26 (Ê)	499	491	AT&T, Inc.
Alvogen Pharmaceutical US, 1st Lien			2.372% due 01/15/20 (Ê)	2,000	2,011
Inc. Term Loan			Atlantic Broadband Finance LLC 1st
6.570% due 04/02/22 (Ê)	730	730	Lien Term Loan
AMC Entertainment Holdings, Inc.			3.948% due 08/11/24 (Ê)	500	501
Series WI			Avantor, Inc.
6.375% due 11/15/24	1,450	2,068	6.000% due 10/01/24 (Þ)	1,039	1,048
AMC Networks, Inc.			9.000% due 10/01/25 (Þ)	2,716	2,692
4.750% due 08/01/25	2,000	1,997	Series REGS
American Airlines Group, Inc.			4.750% due 10/01/24	700	867
4.625% due 03/01/20 (Þ)	2,533	2,564	Avaya, Inc. Term Loan B
American Airlines, Inc. Term Loan B			6.310% due 11/08/24 (Ê)	1,503	1,510
3.567% due 06/27/20 (Ê)	245	246	Axalta Coating Systems U. S. Holdings,
3.567% due 04/28/23 (Ê)	250	251	Inc. Term Loan B
American Honda Finance Corp.			3.693% due 06/01/24 (Ê)	245	247
1.741% due 11/05/21 (Ê)	1,000	1,002	Ball Corp.
Series MTN			4.375% due 12/15/20	503	516
1.753% due 02/14/20 (Ê)	1,000	1,003	Bank of America Corp.
American Tire Distributors, Inc.			Series GMTN
10.250% due 03/01/22 (Þ)	2,980	3,084	2.405% due 07/21/21 (Ê)	1,000	1,009

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 135

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series K			Capital Automotive LP 2nd Lien Term
5.397% due 12/29/49 (Ê)(ƒ)	600	608	Loan
Bass Pro Group LLC 1st Lien Term			7.580% due 03/24/25 (Ê)	246	251
Loan B			Capital One Multi-Asset Execution Trust
6.567% due 12/16/23 (Ê)	249	251	Series 2014-A3 Class A3
BBB Industries LLC 1st Lien Term Loan			1.374% due 01/18/22 (Ê)	1,000	1,003
6.073% due 11/03/21 (Ê)	236	238	Cardtronics, Inc.
BCPE Eagle Buyer LLC 2nd Lien Term			1.000% due 12/01/20	1,104	1,028
Loan			Carlson Travel, Inc.
9.573% due 03/16/25 (Ê)	2,227	2,204	6.750% due 12/15/23 (Þ)	1,020	1,011
9.772% due 03/16/25 (Ê)	1,113	1,102	9.500% due 12/15/24 (Þ)	1,020	946
Beacon Escrow Corp.			Caterpillar Financial Services Corp.
4.875% due 11/01/25 (Þ)	125	124	1.931% due 10/01/21	950	922
Belron SA Term Loan B			Series GMTN
3.892% due 10/26/24 (Ê)	125	126	1.777% due 09/04/20 (Ê)	1,000	1,003
Berry Global, Inc.			CBS Radio Inc. 1st Lien Term Loan B
5.125% due 07/15/23	498	517	4.172% due 03/02/24 (Ê)	348	350
4.500% due 02/15/26 (Þ)	49	49	CBS Radio, Inc.
Berry Plastics Group, Inc Term Loan M			7.250% due 11/01/24 (Þ)	75	79
3.823% due 10/01/22 (Ê)	1,288	1,297	CCO Holdings LLC / CCO Holdings
3.804% due 10/01/22(Ê)	830	836	Capital Corp.
BJ's Wholesale Club, Inc. 2nd Lien Term			5.875% due 04/01/24 (Þ)	1,305	1,364
Loan			5.750% due 02/15/26	497	514
8.953% due 01/27/25 (Ê)	500	501	5.500% due 05/01/26 (Þ)	630	643
Blount International, Inc. 1st Lien Term			5.000% due 02/01/28 (Þ)	1,275	1,234
Loan B			CDK Global, Inc.
5.818% due 04/12/23 (Ê)	375	381	Series WI
BMW US Capital LLC			3.800% due 10/15/19	506	511
1.500% due 04/11/19 (Þ)	1,000	992	Cedar Fair, LP / Canada's Wonderland
Booz Allen Hamilton, Inc.			Co. / Magnum Management Corp.
5.125% due 05/01/25 (Þ)	1,020	1,023	Series WI
Brand Energy & Infrastructure Services			5.375% due 06/01/24	495	515
1st Lien Term Loan			Centene Corp.
5.885% due 06/21/24 (Ê)	4	4	Series WI
5.994% due 06/21/24 (Ê)	310	313	6.125% due 02/15/24	483	513
6.010% due 06/21/24 (Ê)	60	60	Century Aluminum Co.
Brazil Loan Trust 1			7.500% due 06/01/21 (Å)	1,455	1,497
5.477% due 07/24/23 (Þ)	1,598	1,671	CenturyLink, Inc.
Brickman Group, Ltd. LLC (The) 1st			Series G
Lien Term Loan B			6.875% due 01/15/28	1,910	1,766
4.566% due 12/18/20 (Ê)	168	169	Series T
4.573% due 12/18/20 (Ê)	205	207	5.800% due 03/15/22	286	279
BWAY Holding Co. Term Loan			CF Industries, Inc.
4.874% due 04/03/24 (Ê)	1	1	3.450% due 06/01/23	610	596
4.985% due 04/03/24 (Ê)	248	250	4.950% due 06/01/43	409	381
C&S Group Enterprises LLC			CH Hold Corp. 1st Lien Term Loan B
5.375% due 07/15/22 (Þ)	1,622	1,517	4.573% due 02/01/24 (Ê)	243	245
Cable One, Inc. 1st Lien Term Loan B1			CH Hold Corp. 2nd Lien Term Loan B
3.950% due 05/01/24 (Ê)	249	251	8.823% due 02/01/25 (Ê)	250	253
Caesars Entertainment Operating Co.			Change Healthcare Holdings LLC 1st
Term Loan			Lien Term Loan B
4.073% due 03/31/24 (Ê)	500	503	4.323% due 03/01/24 (Ê)	246	248
Caesars Resort Collection LLC 1st Lien			Charming Charlie LLC Term Loan B
Term Loan B			9.328% due 12/24/19 (Å)(Ê)	1,599	48
4.323% due 09/27/24 (Ê)	2,500	2,529	Charter Communications Operating
Calpine Corp.			Group, Inc. Term Loan B
5.875% due 01/15/24 (Þ)	503	514	3.580% due 04/13/25 (Ê)	1,000	1,005
5.750% due 01/15/25	1,420	1,345	Chase Issuance Trust
Canyon Valor Cos. , Inc. 1st Lien Term			Series 2013-A7 Class A
Loan B			0.617% due 09/15/20 (Ê)	1,595	1,599
5.943% due 06/16/23 (Ê)	249	252
Capital Automotive LP 1st Lien Term			Chemours Co. (The)
Loan			5.375% due 05/15/27	2,000	2,070
4.080% due 03/24/24 (Ê)	491	494	Chesapeake Energy Corp.
			8.000% due 01/15/25 (Þ)	560	566

See accompanying notes which are an integral part of this quarterly report.

136 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 06/15/27 (Þ)	1,080	1,069	CSC Holdings LLC
Chevron Corp.			8.625% due 02/15/19	535	564
1.561% due 05/16/19	700	694	5.500% due 04/15/27 (Þ)	50	51
2.100% due 05/16/21	900	886	CSC Holdings LLC.
Choice Hotels International, Inc.			5.375% due 02/01/28 (Þ)	794	792
5.700% due 08/28/20	482	510	CSC Holdings, LLC 1st Lien Term Loan
CHS/Community Health Systems, Inc.			3.809% due 07/17/25 (Ê)	1,757	1,759
5.125% due 08/01/21	510	476	CSTN Merger Sub, Inc.
Cisco Systems, Inc.			6.750% due 08/15/24 (Þ)	670	672
1.400% due 09/20/19	750	739	CSVC Acquisition Corp.
CIT Group, Inc.			7.750% due 06/15/25 (Þ)	1,043	964
5.375% due 05/15/20	489	512	Cvent, Inc. 1st Lien Term Loan B
Citgo Holding, Inc.			5.323% due 11/29/23 (Ê)	498	501
10.750% due 02/15/20 (Þ)	2,850	3,049	CWGS Group LLC Term Loan
Citibank Credit Card Issuance Trust			4.557% due 11/08/23 (Ê)	248	250
Series 2017-A9 Class A9			4.573% due 11/08/23 (Ê)	1	1
1.800% due 09/20/21	700	694	DaVita HealthCare Partners, Inc.
Clean Harbors, Inc.			5.000% due 05/01/25	604	602
5.125% due 06/01/21	538	543	DaVita, Inc.
Clear Channel Worldwide Holdings, Inc.			5.125% due 07/15/24	905	912
Series A			DCP Midstream Operating, LP
7.625% due 03/15/20	2,100	2,068	5.600% due 04/01/44	185	192
Cliffs Natural Resources, Inc.			Dell International LLC / EMC Corp.
6.250% due 10/01/40	881	745	7.125% due 06/15/24 (Þ)	126	138
Cloud Crane LLC			Dell International LLC 1st Lien Term
10.125% due 08/01/24 (Þ)	250	282	Loan B
Commercial Barge Line Co. 1st Lien			3.580% due 09/07/23 (Ê)	2,655	2,664
Term Loan B			Dell, Inc.
10.323% due 11/12/20 (Ê)	813	480	5.875% due 06/15/21 (Þ)	177	183
Communications Sales & Leasing, Inc. /			6.500% due 04/15/38	714	743
CSL Capital LLC			5.400% due 09/10/40	878	823
Series WI			Deutsche Bank Capital Finance Trust I
8.250% due 10/15/23	1,861	1,764
Constellis Holdings LLC 1st Lien Term			Series cms
Loan			1.750% due 06/27/35 (Ê)(ƒ)	677	786

6.693% due 04/18/24 (Ê)	498	504	Deutsche Postbank Funding Trust III
Constellis Holdings LLC 2nd Lien Term			0.914% due 06/29/49 (Ê)(ƒ)	700	799
Loan			Diamond Offshore Drilling, Inc.
10.693% due 04/21/25 (Ê)	250	253	3.450% due 11/01/23	248	227
ConvergeOne Holdings Corp. Term			4.875% due 11/01/43	276	211
Loan B			Diamond US Holdings LLC 1st Lien
6.450% due 06/14/24 (Ê)	249	249	Term Loan
Coral US Co. Borrower LLC Term Loan B			0.000% due 12/05/24 (Ê)(v)	240	238
5.074% due 01/31/25 (Ê)	1,000	1,004	Digicert Holdings, Inc. 1st Lien Term
CoreCivic, Inc.			Loan
5.000% due 10/15/22	522	543	6.522% due 10/31/24 (Ê)	500	508
			Digicert Holdings, Inc. 2nd Lien Term
Cortes NP Acquisition Corp Term Loan B			Loan
5.568% due 11/30/23 (Ê)	357	361	9.772% due 10/31/25 (Ê)	250	253
CPI Acquisition, Inc. Term Loan B			DISH DBS Corp.
6.358% due 08/17/22 (Ê)	755	565	6.750% due 06/01/21	469	491
CRC Escrow Issuer LLC / CRC Finco,
Inc.			Series WI
5.250% due 10/15/25 (Þ)	142	141	7.750% due 07/01/26	1,050	1,079
			Dragon Merger Sub LLC 2nd Lien Term
Crimson Merger Sub, Inc.			Loan
6.625% due 05/15/22 (Þ)	2,340	2,340	9.943% due 07/11/25 (Ê)	1,390	1,404
Crosby US Acquisition Corp. 1st Lien
Term Loan			Dresdner Funding Trust I
4.446% due 11/22/20 (Ê)	246	242	8.151% due 06/30/31 (Þ)	472	634
Crown Americas LLC / Crown Americas			DuPage Medical Group, Ltd. 1st Lien
Capital Corp. IV			Term Loan
4.500% due 01/15/23	514	526	4.416% due 08/11/24 (Ê)	748	754
			DuPage Medical Group, Ltd. 2nd Lien
4.750% due 02/01/26 (Þ)	279	281	Term Loan
Crown Holdings, Inc. Term Loan B			8.416% due 08/11/25 (Ê)	250	250
0.000% due 01/03/25 (Ê)(v)	200	202	DZ BANK Capital Funding Trust I

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 137

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.171% due 11/29/49 (Ê)(ƒ)	75	94	First Data Corp. Term Loan
E. W. Scripps Co. (The) 1st Lien Term			3.810% due 07/10/22 (Ê)	482	485
Loan B			Focus Financial Partners LLC 1st Lien
3.823% due 10/02/24 (Ê)	249	251	Term Loan
EagleView Technology Corp. 1st Lien			4.443% due 07/03/24 (Ê)	249	251
Term Loan B			Ford Credit Auto Owner Trust
5.240% due 07/15/22 (Ê)	123	124	Series 2017-B Class A2B
ECI Macola / Max Holding LLC Term			1.130% due 05/15/20 (Ê)	1,035	1,035
Loan B			Series 2017-C Class A2A
5.943% due 09/27/24 (Ê)	249	252	1.800% due 09/15/20	1,500	1,497
Edgewell Personal Care Co.			Foresight Energy LLC / Foresight Energy
4.700% due 05/19/21	544	556	Finance Corp.
4.700% due 05/24/22	500	509	11.500% due 04/01/23 (Þ)	3,260	2,844
Education Advisory Board 1st Lien Term			Fort Dearborn Company 1st Lien Term
Loan			Loan
5.484% due 09/06/24 (Ê)	450	453	5.622% due 10/19/23 (Ê)	4	4
Education Management LLC Term Loan			5.697% due 10/19/23 (Ê)	368	369
B			Forum Energy Technologies, Inc.
13.000% due 07/02/20 (Ê)	303	2	6.250% due 10/01/21	1,677	1,690
Eldorado Resorts, Inc. 1st Lien Term			Freedom Mortgage Corp. Term Loan
Loan B			6.956% due 02/23/22 (Ê)	368	372
3.813% due 04/17/24 (Ê)	192	194
3.875% due 04/17/24 (Ê)	138	138	Freeport-McMoRan, Inc.
			3.875% due 03/15/23	1,050	1,043
Embarq Corp.			4.550% due 11/14/24	50	51
7.995% due 06/01/36	1,148	1,111	5.450% due 03/15/43	500	514
Emerald 3, Ltd. 2nd Lien Term Loan			Frontier Communications Corp. Term
8.693% due 05/09/22 (Ê)	800	762	Loan B
Emerald US, Inc. Term Loan B1			5.330% due 05/23/24 (Ê)	373	365
5.693% due 05/09/21 (Ê)	992	989	FullBeauty Brands Holdings Corp. 1st
Employbridge LLC Term Loan			Lien Term Loan
8.193% due 05/16/20 (Ê)	497	489	6.323% due 10/14/22 (Ê)	737	416
Energy Transfer Equity, LP			FullBeauty Brands Holding Corp. 2nd
4.250% due 03/15/23	997	1,002	Lien Term Loan
EnergySolutions LLC 1st Lien Term			10.573% due 09/22/23 (Ê)	500	140
Loan B			Genesis Energy, LP / Genesis Energy
6.450% due 05/29/20 (Ê)	638	651	Finance Corp.
Engineered Machinery Holdings, Inc.			6.000% due 05/15/23	1,060	1,075
2nd Lien Term Loan			6.500% due 10/01/25	742	755
7.250% due 07/18/25 (Ê)	10	10	Genesys Telecommunications
8.943% due 07/19/25 (Ê)	570	573	Laboratories, Inc.
Enova International, Inc.			10.000% due 11/30/24 (Þ)	74	82
8.500% due 09/01/24 (Þ)	550	572	Genworth Holdings, Inc.
Envision Healthcare Corp.			7.200% due 02/15/21	810	790
6.250% due 12/01/24 (Þ)	98	104	7.625% due 09/24/21	583	570
Series WI			GEO Group, Inc. (The)
5.625% due 07/15/22	507	516	5.875% due 10/15/24	492	506
Envision Healthcare Corp. Term Loan B			6.000% due 04/15/26	1,983	2,023
4.580% due 11/17/23 (Ê)	990	993	Getty Images, Inc. 1st Lien Term Loan B
EP Energy/Everest Acquisition Finance,			5.193% due 10/18/19 (Ê)	765	724
Inc.			GHX Ultimate Parent Corp. 1st Lien
8.000% due 11/29/24 (Þ)	463	487	Term Loan
8.000% due 02/15/25 (Þ)	1,169	924	4.693% due 07/13/24 (Ê)	373	375
Equinix, Inc.			GLP Capital, LP / GLP Financing II, Inc.
5.750% due 01/01/25	481	507	4.875% due 11/01/20	488	504
Everi Payments, Inc. 1st Lien Term Loan			Go Daddy Operating Co. LLC 1st Lien
4.979% due 05/09/24 (Ê)	498	502	Term Loan B
Exact Merger Sub LLC 2nd Lien Term			3.823% due 02/15/24 (Ê)	123	124
Loan			GrafTech International, Ltd.
9.693% due 09/19/25 (Ê)	125	125	6.375% due 11/15/20	390	396
Exela Intermediate LLC / Exela Finance,			Graphic Packaging International, Inc.
Inc.			4.750% due 04/15/21	490	512
10.000% due 07/15/23 (Þ)	519	513	Gray Television, Inc.
Ferrellgas Partners, LP / Ferrellgas			5.125% due 10/15/24 (Þ)	75	75
Partners Finance Corp.			Greatbatch, Ltd.
8.625% due 06/15/20	2,690	2,394

See accompanying notes which are an integral part of this quarterly report.

138 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.125% due 11/01/23 (Þ)	493	536	9.000% due 10/22/31 (Å)	630	821
Greenden US Holdings II LLC Term			Hyland Software, Inc. 2nd Lien Term
Loan B2			Loan
4.311% due 12/01/23 (Ê)	125	126	8.573% due 05/23/25 (Ê)	250	256
Greif, Inc.			Hyland Software, Inc. Term Loan
7.750% due 08/01/19	515	546	4.823% due 07/01/22 (Ê)	124	125
Griffon Corp.			Hyundai Auto Receivables Trust
Series 144@			Series 2015-A Class A3
5.250% due 03/01/22 (Þ)	13	13	1.050% due 04/15/19	48	47
Grifols Worldwide Operations USA Inc.			IBM Credit LLC
1st Lien Term Loan B			2.005% due 01/20/21 (Ê)	1,000	1,004
3.715% due 01/31/25 (Ê)	587	591	Icahn Enterprises, LP / Icahn
Gruden Holdings, Inc. First Lien Term			Enterprises Finance Corp.
Loan			Series WI
7.193% due 08/18/22 (Ê)	490	494	6.250% due 02/01/22	129	133
GTT Communications, Inc.			6.750% due 02/01/24	129	134
Series 144a			IKB Funding Trust I
7.875% due 12/31/24 (Þ)	1,800	1,926	1.171% due 12/29/49 (Ê)(ƒ)	50	44
Gulf Finance LLC Term Loan B			Impala Private Holdings II LLC 1st Lien
6.950% due 08/25/23 (Ê)	208	190	Term Loan
H B Fuller Co. 1st Lien Term Loan B			5.700% due 11/11/24 (Ê)	375	375
3.811% due 10/20/24 (Ê)	499	502	IMS Health, Inc.
Halyard Health, Inc.			4.875% due 05/15/23 (Þ)	523	541
Series WI			INEOS US Finance LLC 1st Lien Term
6.250% due 10/15/22	1,010	1,053	Loan B
HCA Holdings, Inc.			3.574% due 03/31/24 (Ê)	500	502
6.250% due 02/15/21	482	514	International Game Technology
HCA, Inc.			7.500% due 06/15/19	279	294
5.375% due 02/01/25	300	307	Intrawest Resorts Holdings, Inc. 1st Lien
7.500% due 11/15/95	522	545	Term Loan B1
HCA, Inc. Term Loan B8			4.824% due 06/29/24 (Ê)	500	504
3.823% due 02/15/24 (Ê)	244	246	Iron Mountain US Holdings, Inc.
HD Supply, Inc.			5.375% due 06/01/26 (Þ)	245	245
5.750% due 04/15/24 (Þ)	479	513	Iron Mountain, Inc.
HealthSouth Corp.			4.375% due 06/01/21 (Þ)	245	249
5.125% due 03/15/23	507	521	5.750% due 08/15/24	581	583
Heartland Dental LLC 2nd Lien Term			5.250% due 03/15/28 (Þ)	50	49
Loan			iStar, Inc.
10.070% due 07/31/24 (Ê)	1,100	1,110	6.500% due 07/01/21	566	584
Hertz Corp.			J. B. Poindexter & Co. , Inc.
7.625% due 06/01/22 (Þ)	2,440	2,550	9.000% due 04/01/22 (Þ)	1,604	1,662
Hertz Global Holdings, Inc. Term Loan B			Jack Ohio Finance LLC / Jack Ohio
4.320% due 06/30/23 (Ê)	246	246	Finance 1 Corp.
Hexion, Inc.			6.750% due 11/15/21 (Þ)	800	842
6.625% due 04/15/20	3,000	2,730	10.250% due 11/15/22 (Þ)	1,490	1,658
HGIM Corp. Covenant-Lite Term Loan B			JBS USA LLC
5.800% due 06/18/20 (Ê)	361	165	Series 144a
High Ridge Brands Co.			7.250% due 06/01/21 (Þ)	1,090	1,112
8.875% due 03/15/25 (Þ)	2,920	2,632	JBS USA LUX SA / JBS USA Finance,
Hill-Rom Holdings, Inc.			Inc.
5.750% due 09/01/23 (Þ)	495	515	8.250% due 02/01/20 (Þ)	1,000	1,002
Hilton Domestic Operating Co. , Inc.			JC Penney Corp. , Inc.
Series WI			7.400% due 04/01/37	700	504
4.250% due 09/01/24	542	539	Jefferies Finance LLC
Hilton Worldwide Finance LLC / Hilton			7.250% due 08/15/24 (Þ)	580	602
Worldwide Finance Corp.			John Deere Capital Corp.
Series WI			1.864% due 01/08/21 (Ê)	410	410
4.625% due 04/01/25	514	518	Series DMTN
Honda Auto Receivables Owner Trust			2.350% due 01/08/21	335	333
Series 2015-4 Class A3			Series MTN
1.230% due 09/23/19	1,355	1,351	2.003% due 09/08/22 (Ê)	1,475	1,481
Series 2017-4 Class A2			Johnson & Johnson
1.800% due 01/21/20	800	798	2.250% due 03/03/22	1,100	1,087
HVB Funding Trust III

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 139

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jonah Energy LLC / Jonah Energy			3.470% due 01/15/25 (Ê)	216	218
Finance Corp.			MDC Holdings, Inc.
7.250% due 10/15/25 (Þ)	1,470	1,483	5.625% due 02/01/20	360	375
Joseph T Ryerson & Son, Inc.			MGM Growth Properties Operating
11.000% due 05/15/22 (Þ)	1,900	2,155	Partnership, LP Term Loan B
KAR Auction Services, Inc.			3.818% due 04/25/23 (Ê)	491	495
5.125% due 06/01/25 (Þ)	1,020	1,034	MGM Resorts International
Kenan Advantage Group, Inc.			6.750% due 10/01/20	489	526
7.875% due 07/31/23 (Þ)	1,000	1,037	MH Sub I LLC 1st Lien Term Loan
KMG Chemicals, Inc. 1st Lien Term			5.338% due 09/15/24 (Ê)	739	742
Loan			MH Sub I LLC 2nd Lien Term Loan
4.323% due 06/15/24 (Ê)	242	243	9.088% due 08/16/25 (Ê)	250	251
Kosmos Energy, Ltd.			Midas Intermediate Holdco II LLC
7.875% due 08/01/21 (Þ)	1,229	1,263	7.875% due 10/01/22 (Þ)	2,360	2,412
Series 144a			Midcontinent Communications /
7.875% due 08/01/21 (Þ)	957	983	Midcontinent Finance Corp.
Kraton Polymers LLC Term Loan			6.875% due 08/15/23 (Þ)	1,931	2,047
4.573% due 01/06/22 (Ê)	219	221	Mitchell International, Inc. 2nd Lien
L Brands, Inc.			Term Loan
6.950% due 03/01/33	765	755	8.943% due 11/20/25 (Ê)	250	252
Learfield Communications, LLC 1st Lien			Moran Foods, LLC Term Loan
Term Loan			7.573% due 12/05/23 (Ê)	62	53
4.830% due 12/01/23 (Ê)	248	250	MORSCO, Inc. Term Loan B
Leidos Holdings, Inc.			8.468% due 10/31/23 (Ê)	370	374
4.450% due 12/01/20	450	462	MPT Operating Partnership LP / MPT
Leucadia National Corp.			Finance Corp.
6.625% due 10/23/43	192	214	5.000% due 10/15/27	1,042	1,032
Level 3 Communications, Inc.			MSCI, Inc.
Series WI			5.750% due 08/15/25 (Þ)	478	507
5.750% due 12/01/22	597	603	Multi-Color Corp.
Level 3 Financing, Inc. Term Loan B			4.875% due 11/01/25 (Þ)	52	52
3.696% due 02/22/24 (Ê)	500	502	Nabors Industries, Inc.
Liberty Media LLC			4.625% due 09/15/21	459	449
8.500% due 07/15/29	403	449	Navient Corp.
LifePoint Health, Inc.			7.250% due 09/25/23	486	524
5.875% due 12/01/23	488	489	Series MTN
Limetree Bay Terminals LLC Term Loan			8.000% due 03/25/20	564	610
B			Navistar International Corp. 1st Lien
5.561% due 02/10/24 (Ê)	199	199	Term Loan B
Lions Gate Entertainment Corp.			5.060% due 11/01/24 (Ê)	500	504
5.875% due 11/01/24 (Þ)	132	140	NCR Corp.
Lithia Motors, Inc.			5.000% due 07/15/22	439	448
5.250% due 08/01/25 (Þ)	103	106	Netflix, Inc.
Louisiana-Pacific Corp.			5.375% due 02/01/21	470	493
Series WI			4.875% due 04/15/28 (Þ)	149	148
4.875% due 09/15/24	1,560	1,605	NeuStar, Inc. 1st Lien Term Loan B2
LPL Holdings, Inc.			5.147% due 08/08/24 (Ê)	374	378
5.750% due 09/15/25 (Þ)	1,000	1,020	New Albertson's, Inc.
Lux Finco Sarl Term Loan B1			Series MTNC
10.061% due 07/11/23 (Ê)	1,840	1,812	6.625% due 06/01/28	116	93
M/I Homes, Inc.			Nexstar Broadcasting, Inc.
Series WI			5.625% due 08/01/24 (Þ)	75	77
5.625% due 08/01/25	728	741	NFP Corp.
Manitowoc Co. , Inc. (The)			6.875% due 07/15/25 (Þ)	3,145	3,240
12.750% due 08/15/21 (Þ)	472	537	NGPL PipeCo LLC
Match Group, Inc.			7.768% due 12/15/37 (Þ)	750	936
5.000% due 12/15/27 (Þ)	99	99	NGPL PipeCo. LLC
Match Group, Inc. 1st Lien Term Loan			4.375% due 08/15/22 (Þ)	378	382
B1			4.875% due 08/15/27 (Þ)	436	448
4.060% due 11/16/22 (Ê)	394	398	Nielsen Finance LLC / Nielsen Finance
Mattel, Inc.			Co.
2.350% due 05/06/19	741	730	4.500% due 10/01/20	604	609
3.150% due 03/15/23	670	588	Nissan Auto Receivables Owner Trust
MCC Iowa LLC 1st Lien Term Loan M

See accompanying notes which are an integral part of this quarterly report.

140 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-A Class A2B			Plantronics, Inc.
1.037% due 01/15/20 (Ê)	210	210	5.500% due 05/31/23 (Þ)	524	542
Series 2017-C Class A2A			Plastipak Holdings, Inc.
1.890% due 10/15/20	510	509	6.250% due 10/15/25 (Þ)	1,650	1,712
NN, Inc. Incremental Term Loan			Platform Specialty Products Corp.
4.824% due 04/03/21 (Ê)	243	245	5.875% due 12/01/25 (Þ)	650	661
Norfolk Southern Corp.			Polaris Intermediate Corp.
1.800% due 02/14/20	1,340	1,326	8.500% due 12/01/22 (Þ)	2,400	2,499
Northwest Acquisitions ULC / Dominion			Post Holdings, Inc.
Finco, Inc.			5.750% due 03/01/27 (Þ)	50	50
7.125% due 11/01/22 (Þ)	941	969	5.625% due 01/15/28 (Þ)	721	719
NPC International, Inc. First Lien Term			Post Holdings, Inc. Incremental Term
Loan			Loan
5.154% due 04/20/24 (Ê)	373	376	3.830% due 05/24/24 (Ê)	249	250
NRG Energy, Inc.			Pre-Paid Legal Services, Inc. 2nd Lien
5.750% due 01/15/28 (Þ)	1,168	1,168	Term Loan
NuStar Logistics LP			10.573% due 07/01/20 (Ê)	500	501
4.800% due 09/01/20	733	747	Prestige Brands, Inc.
Oman Government International Bond			6.375% due 03/01/24 (Þ)	1,000	1,030
Series REGS			Prime Security Services Borrower LLC /
4.750% due 06/15/26	600	586	Prime Finance, Inc.
Opal Acquisition, Inc.			9.250% due 05/15/23 (Þ)	3,630	4,016
Series 144a			Prime Security Services Borrower LLC
7.500% due 07/01/24 (Å)	4,335	4,313	Term Loan B1
Optimas OE Solutions Holding LLC /			4.323% due 05/02/22 (Ê)	518	523
Optimas OE Solutions, Inc.			Primeline Utility Services LLC 1st Lien
8.625% due 06/01/21 (Þ)	2,830	2,887	Term Loan B
Optiv, Inc. 1st Lien Term Loan			7.070% due 11/12/22 (Ê)	372	374
4.625% due 02/01/24 (Ê)	232	220	Procter & Gamble Co. (The)
Orchestra Borrower LLC and Orchestra			2.043% due 11/01/19 (Ê)	559	561
Co-Issuer, Inc.			Project Alpha Intermediate Holding, Inc.
6.750% due 06/15/22 (Þ)	2,050	2,152	1st Lien Term Loan B
PAREXEL International Corp. 1st Lien			5.040% due 04/26/24 (Ê)	498	486
Term Loan B			PSPC Escrow Corp.
4.323% due 09/29/24 (Ê)	249	251	Series REGS
Pattern Energy Group, Inc.			6.000% due 02/01/23	1,495	1,938
5.875% due 02/01/24 (Þ)	129	136	PulteGroup, Inc.
Patterson Co. 2nd Lien Term Loan			6.000% due 02/15/35	276	293
9.979% due 08/28/23 (Å)(Ê)	3,490	3,315	QCP SNF West/Central/East REIT LLC
PBF Holding Co. LLC			8.125% due 11/01/23 (Þ)	1,370	1,411
Series WI			Quest Software US Holdings, Inc. 1st
7.250% due 06/15/25	1,250	1,317	Lien Term Loan
PDC Brands 2nd Lien Term Loan			7.272% due 10/31/22 (Ê)	734	749
10.450% due 06/30/25 (Ê)	1,420	1,416	Quintiles IMS, Inc. 1st Lien Term Loan
Pelican Products, Inc. 1st Lien Term			B2
Loan B1			3.693% due 01/18/25 (Ê)	499	502
5.943% due 04/11/20 (Ê)	212	213	Qwest Capital Funding, Inc.
Penn National Gaming, Inc. 1st Lien			7.750% due 02/15/31	400	361
Term Loan B			Qwest Corp.
4.073% due 01/19/24 (Ê)	235	236	6.750% due 12/01/21	588	629
Penske Automotive Group, Inc.			Rackspace Hosting, Inc.
5.500% due 05/15/26	1,330	1,360	8.625% due 11/15/24 (Þ)	50	53
PetSmart, Inc. Term Loan B2			Rackspace Hosting, Inc. 1st Lien Term
4.570% due 03/10/22 (Ê)	249	202	Loan
Pfizer, Inc.			4.385% due 11/03/23 (Ê)	2,114	2,133
1.450% due 06/03/19	500	495	Radian Group, Inc.
PFS Acquisition LLC 2nd Lien Term			5.250% due 06/15/20	486	508
Loan			Radiate HoldCo LLC / Radiate Finance,
8.830% due 01/31/22 (Å)(Ê)	7,390	3,423	Inc.
Pilgrim's Pride Corp.			6.875% due 02/15/23 (Þ)	50	50
5.875% due 09/30/27 (Þ)	670	672	Radio One, Inc.
Pinnacle Foods Finance LLC			7.375% due 04/15/22 (Þ)	425	435
Series WI			Radio One, Inc. 1st Lien Term Loan B
5.875% due 01/15/24	488	517	5.700% due 04/05/23 (Ê)	3,244	3,203
			Red Ventures LLC 1st Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 141

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.574% due 11/08/24 (Ê)	748	756	SM Energy Co.
Red Ventures LLC 2nd Lien Term Loan			5.000% due 01/15/24	140	136
9.573% due 11/08/25 (Ê)	290	292	5.625% due 06/01/25	495	490
Regal Entertainment Group			Solarwinds Holdings, Inc. 1st Lien Term
5.750% due 06/15/23	489	506	Loan
RegionalCare Hospital Partners			5.073% due 02/05/23 (Ê)	729	732
Holdings, Inc.			Solera LLC Term Loan B
8.250% due 05/01/23 (Þ)	1,080	1,134	4.823% due 03/04/23 (Ê)	249	250
Research Now Group, Inc. 1st Lien Term			Southcross Energy Partners LP 1st Lien
Loan			Term Loan B
7.125% due 11/16/24 (Ê)	250	246	5.943% due 08/04/21 (Ê)	249	246
Resolute Energy Corp.			Southwestern Energy Co.
8.500% due 05/01/20	1,110	1,118	6.700% due 01/23/25	527	536
Revlon Consumer Products Corp.			Spectrum Brands, Inc. 1st Lien Term
5.750% due 02/15/21	559	432	Loan B
Rexnord LLC 1st Lien Term Loan B			3.397% due 06/23/22 (Ê)	134	135
3.810% due 08/21/24 (Ê)	188	189	3.630% due 06/23/22 (Ê)	167	167
Reynolds Group Holdings, Inc. 1st Lien			3.651% due 06/23/22 (Ê)	143	144
Term Loan B			Sprint Capital Corp.
4.323% due 02/05/23 (Ê)	241	243	6.875% due 11/15/28	2,615	2,703
RHP Hotel Properties, LP Term Loan B			8.750% due 03/15/32	890	1,052
3.670% due 05/11/24 (Ê)	373	375	Sprint Communications, Inc.
Rite Aid Corp.			6.000% due 11/15/22	50	50
6.125% due 04/01/23 (Þ)	897	836	Sprint Communications, Inc. 1st Lien
7.700% due 02/15/27	300	265	Term Loan B
Riverbed Technology, Inc.			4.125% due 02/02/24 (Ê)	743	745
8.875% due 03/01/23 (Þ)	273	261	Standard Industries, Inc.
Rockies Express Pipeline LLC			4.750% due 01/15/28 (Þ)	1,500	1,489
5.625% due 04/15/20 (Þ)	654	687	Staples, Inc.
Rowan Cos. , Inc.			8.500% due 09/15/25 (Þ)	494	477
4.875% due 06/01/22	248	241	Starwood Property Trust, Inc.
4.750% due 01/15/24	190	173	Series WI
RP Crown Parent LLC			5.000% due 12/15/21	482	502
7.375% due 10/15/24 (Þ)	1,730	1,819	Station Casinos LLC 1st Lien Term
Safeway, Inc.			Loan B
7.250% due 02/01/31	948	816	4.070% due 06/08/23 (Ê)	374	376
Scientific Games International, Inc. 1st			Steak n Shake Operations, Inc. Term
Lien Term Loan B4			Loan
4.823% due 08/14/24 (Ê)	749	752	5.330% due 03/19/21 (Ê)	1,079	912
			Suburban Propane Partners LP /
Sealed Air Corp.			Suburban Energy Finance Corp.
4.875% due 12/01/22 (Þ)	542	566	5.875% due 03/01/27	627	614
6.875% due 07/15/33 (Þ)	200	230	SunCoke Energy Partners, LP / SunCoke
SeaWorld Parks & Entertainment Term			Energy Partners Finance Corp.
Loan B			7.500% due 06/15/25 (Þ)	1,600	1,676
4.693% due 03/31/24 (Ê)	1,068	1,066	Sunoco LP and Sunoco Finance Corp.
Service Corp. International			5.500% due 02/15/26 (Þ)	260	265
5.375% due 05/15/24	485	509	5.875% due 03/15/28 (Þ)	183	187
Sesac Holdco II LLC 1st Lien Term Loan
4.729% due 02/13/24 (Ê)	22	22	Surgery Center Holdings, Inc.
			8.875% due 04/15/21 (Þ)	1,620	1,691
4.823% due 02/13/24 (Ê)	103	103	6.750% due 07/01/25 (Þ)	2,470	2,380
Sesac Holdco II LLC 2nd Lien Term			Surgery Center Holdings, Inc. 1st Lien
Loan
8.729% due 02/24/25 (Ê)	500	495	Term Loan
			4.830% due 09/03/24 (Ê)	249	250
SESI LLC
7.750% due 09/15/24 (Þ)	850	914	Talen Energy Supply LLC
Sinclair Television Group, Inc. 1st Lien			4.600% due 12/15/21	92	87
Term Loan B			Team Health Holdings, Inc.
0.000% due 12/12/24 (Ê)(v)	500	504	6.375% due 02/01/25 (Þ)	680	634
			Tempo Acquisition LLC / Tempo
Sirius XM Radio, Inc.			Acquisition Finance Corp.
5.000% due 08/01/27 (Þ)	1,490	1,479	6.750% due 06/01/25 (Þ)	270	275
SIRVA Worldwide, Inc. Term Loan
7.880% due 11/14/22 (Ê)	167	167	Tempo Acquisition LLC Term Loan B
			4.573% due 05/01/24 (Ê)	249	250
7.990% due 11/14/22 (Ê)	163	169	Tender Option Bond Trust Receipts /
8.200% due 11/14/22 (Ê)	149	149	Certificates Revenue Bonds

See accompanying notes which are an integral part of this quarterly report.

142 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.100% due 10/29/27 (Ê)(Þ)	2,750	2,750	TruGreen, LP Term Loan
Tenet Healthcare Corp.			5.536% due 04/13/23 (Ê)	734	742
6.875% due 11/15/31	112	98	United Airlines, Inc. Term Loan
Series WI			3.772% due 04/01/24 (Ê)	248	249
6.750% due 06/15/23	2,710	2,673	United Rentals (North America), Inc.
TerraForm AP Acquisition Holdings LLC			4.625% due 10/15/25	397	403
Term Loan B			4.875% due 01/15/28	581	581
5.943% due 06/26/22 (Ê)	863	867	Uniti Group LP
TerraForm Power Operating LLC			7.125% due 12/15/24 (Þ)	1,070	950
4.250% due 01/31/23 (Þ)	50	49	Univar USA, Inc.
5.000% due 01/31/28 (Þ)	50	49	6.750% due 07/15/23 (Þ)	518	541
Tesla, Inc.			UPC Financing Partnership 1st Lien
5.300% due 08/15/25 (Þ)	525	500	Term Loan AR
TIBCO Software, Inc.			4.059% due 01/15/26 (Ê)	500	502
11.375% due 12/01/21 (Þ)	3,074	3,347	US Bank
TKC Holdings, Inc. 1st Lien Term Loan			Series BKNT
5.910% due 02/02/23 (Ê)	1	1	2.061% due 01/24/20 (Ê)	1,900	1,904
6.030% due 02/01/23 (Ê)	247	250	USG Corp.
TKC Holdings, Inc. 2nd Lien Term Loan			5.500% due 03/01/25 (Þ)	440	463
9.780% due 02/01/24 (Ê)	499	502	USI, Inc. Term Loan B
T-Mobile USA, Inc.			4.693% due 05/16/24 (Ê)	748	751
6.375% due 03/01/25	556	591	USIS Merger Sub, Inc.
4.500% due 02/01/26	198	199	6.875% due 05/01/25 (Þ)	1,374	1,415
TMS International Corp.			UTEX Industries, Inc. Covenant-Lite 1st
7.250% due 08/15/25 (Þ)	1,306	1,371	Lien Term Loan B
			0.000% due 05/22/21 (Ê)(v)	1,160	1,144
TMS International Corp. Term Loan B			Valeant Pharmaceuticals International,
4.631% due 08/09/24 (Ê)	213	213
			Inc.
Toyota Auto Receivables Owner Trust			6.500% due 03/15/22 (Þ)	113	118
Series 2015-A Class A3
1.120% due 02/15/19	164	164	7.000% due 03/15/24 (Þ)	1,075	1,143
Series 2017-D Class A2A			6.125% due 04/15/25 (Þ)	3,250	2,909
1.740% due 08/17/20	2,000	1,992	5.500% due 11/01/25 (Þ)	486	492
Toyota Motor Credit Corp.			9.000% due 12/15/25 (Þ)	100	103
2.395% due 01/11/22 (Ê)	1,500	1,520	Valeant Pharmaceuticals International,
2.095% due 01/11/23 (Ê)	400	401	Inc. Term Loan B
			5.060% due 04/02/22 (Ê)	249	252
Trader Corp. Term Loan B
4.686% due 09/28/23 (Ê)	457	457	Vantiv, LLC Term Loan B4
			3.559% due 08/07/24 (Ê)	500	503
Trans Union LLC 1st Lien Term Loan B3
3.573% due 04/09/23 (Ê)	247	248	Varisty Brands, Inc. Term Loan B
Transdigm Group, Inc. 1st Lien Term			5.074% due 11/29/24 (Ê)	250	253
Loan F			Verdesian Life Sciences LLC Term Loan
4.323% due 06/09/23 (Ê)	325	328	6.772% due 07/01/20 (Ê)	1,271	1,157
4.443% due 06/09/23 (Ê)	169	171	Veresen Midstream, Ltd. Term Loan B
TransDigm, Inc.			4.693% due 03/31/22 (Ê)	487	492
6.000% due 07/15/22	519	533	Veritas US, Inc. / Veritas Bermuda, Ltd.
6.500% due 07/15/24	120	123	10.500% due 02/01/24 (Þ)	1,348	1,372
6.500% due 05/15/25	850	873	VICI Properties 1 LLC Term Loan B
			3.811% due 10/14/22 (Ê)	200	201
Series WI
6.375% due 06/15/26	2,756	2,828	Viewpoint, Inc. 2nd Lien Term Loan
			0.000% due 07/18/25 (Ê)(v)	125	124
Transocean, Inc.
7.500% due 04/15/31	90	86	Vince LLC 1st Lien Term Loan B
6.800% due 03/15/38	2,142	1,836	8.397% due 11/27/19 (Ê)	206	175
			Vizient, Inc.
Tribune Co. Term Loan B			10.375% due 03/01/24 (Þ)	2,450	2,762
4.573% due 01/27/24 (Ê)	126	126
			W3 Co. Term Loan B
Tribune Media Co. 1st Lien Term Loan B			7.567% due 03/08/22 (Ê)	249	247
4.573% due 12/27/20 (Ê)	30	30	7.693% due 03/08/22 (Ê)	1	1
Trident Merger Sub, Inc.
6.625% due 11/01/25 (Þ)	1,706	1,715	Walt Disney Co. (The)
			1.685% due 06/05/20 (Ê)	1,500	1,504
Triumph Group, Inc.
4.875% due 04/01/21	682	670	Warrior Met Coal, Inc.
5.250% due 06/01/22	150	148	8.000% due 11/01/24 (Þ)	533	561
			Wastequip LLC Term Loan
Series WI			6.073% due 08/09/19 (Ê)	236	236
7.750% due 08/15/25	749	794

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 143

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Weatherford International, Ltd.			Sinopec Group Overseas Development,
6.500% due 08/01/36	1,364	1,173	Ltd.
6.750% due 09/15/40	254	221	Series REGS
Weight Watchers International, Inc. 1st			2.500% due 09/13/22	1,670	1,610
Lien Term Loan B					3,648
6.320% due 11/29/24 (Ê)	42	43	Total Long-Term Fixed Income
6.450% due 11/29/24 (Ê)	183	185	Investments
Wells Fargo & Co.			(cost $914,972)		946,030
2.827% due 03/04/21 (Ê)	1,500	1,546
West Corp.
8.500% due 10/15/25 (Þ)	890	877	Common Stocks - 0.4%
West Street Merger Sub, Inc.			United States - 0.4%
6.375% due 09/01/25 (Þ)	1,910	1,934	Education Management Corp. (Æ)(Š)(Þ)	4,460,190	—
Whiting Petroleum Corp.			Millennium Health LLC(Å)(Æ)	14,862	2
6.625% due 01/15/26 (Þ)	634	649	Specialty Steel Holdco, Inc. (Å)(Æ)(Š)	22	3,875
Williams Cos. , Inc. (The)					3,877
3.700% due 01/15/23	916	909
5.750% due 06/24/44	221	244	Total Common Stocks
Wynn Las Vegas LLC / Wynn Las Vegas			(cost $4,246)		3,877
Capital Corp.
5.500% due 03/01/25 (Þ)	900	908	Preferred Stocks - 0.8%
5.250% due 05/15/27 (Þ)	50	49	Netherlands - 0.2%
Xerium Technologies, Inc.			Aegon NV(Æ)(ƒ)
Series WI			6.375% due 04/02/2018(¢)	10,000	256
9.500% due 08/15/21	810	823	ING Groep NV(Æ)(ƒ)
York Risk Services Group, Inc.			6.125% due 04/15/2018(¢)	77,740	1,979
Covenant-Lite Term Loan B					2,235
5.323% due 10/01/21 (Ê)	249	244
Yum! Brands, Inc.			United Kingdom - 0.3%
3.875% due 11/01/23	569	569	HSBC Holdings PLC(Æ)(ƒ)
4.750% due 06/01/27 (Þ)	87	86	6.200% due 04/02/2018(¢)	36,780	959
Zachry Holdings, Inc.			Lloyds Banking Group PLC(Æ)
7.500% due 02/01/20 (Þ)	1,025	1,043	9.250%	334,300	847
		404,641	National Westminster Bank PLC(Æ)
Venezuela, Bolivarian Republic of - 0.4%			9.000%	239,000	582
Petroleos de Venezuela SA			Nationwide Building Society
5.375% due 04/12/27 (Ø)	1,000	238
Series REGS			10.250%	4,000	908
9.000% due 11/17/21 (Ø)	313	82	Standard Chartered PLC(Æ)
6.000% due 05/16/24 (Ø)	8,000	1,880	8.250%	60,000	127
9.750% due 05/17/35 (Ø)	4,044	1,025			3,423
5.500% due 04/12/37 (Ø)	2,150	505
Venezuela Government International			United States - 0.3%
Bond			Banco Santander SA(Æ)(ƒ)
Series REGS			6.410% due 04/02/2018(¢)	15,850	411
7.000% due 12/01/18 (Ø)	1,750	516	Deutsche Bank Contingent Capital Trust
7.750% due 10/13/19 (Ø)	2,000	520	II(Æ)(ƒ)
		4,766	6.550% due 04/02/2018(¢)	19,792	509
Vietnam - 0.1%			Deutsche Bank Contingent Capital Trust
Vietnam Government International Bond			III(Æ)(ƒ)
6.750% due 01/29/20 (Þ)	1,500	1,600	7.600% due 02/20/2018(¢)	15,000	382
			Education Management Corp. (Æ)(Š)
Virgin Islands, British - 0.3%			0.000% (Ÿ)	2,128	—
Bluestar Finance Holdings, Ltd.			Sequa Corp. (Å)(Æ)(Š)
4.375% due 12/29/49 (Ê)(ƒ)	435	440	0.000% (Ÿ)	2,095	2,095
Chalco Hong Kong Investment Co. , Ltd.					3,397
4.250% due 12/29/49 (Ê)(ƒ)	700	701
Franshion Development, Ltd.			Total Preferred Stocks
Series REGS			(cost $9,073)		9,055
6.750% due 04/15/21	590	642

Greenland Global Investment, Ltd.			Options Purchased - 0.0%
5.875% due 07/03/24	257	255	(Number of Contracts)

See accompanying notes which are an integral part of this quarterly report.

144 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
Cross Currency Options					1.805% due 11/06/18 (Ê)(~)		1,000	1,000
(AUD/USD)
JPMorgan Chase Feb 2018 0.75					Toronto-Dominion Bank (The)
Call (1)	USD	2,000	(ÿ)	—	Series MTN
Cross Currency Options					2.585% due 01/22/19 (Ê)		1,150	1,158
(BRL/USD)					Series YCD
JPMorgan Chase Apr 2018 3.10	USD	2,300	(ÿ)	18	1.844% due 10/18/18 (Ê)(~)		1,000	1,000
Put (1)
Cross Currency Options								7,389
(MXN/USD)					France - 0.3%
JPMorgan Chase Feb 2018 19.34					Societe Generale SA
	USD	1,600	(ÿ)	5
Call (1)					1.732% due 03/05/18 (ç)(Þ)(~)		450	449
JPMorgan Chase Feb 2018 20.54	USD	1,600	(ÿ)	1	Series YCD
Call (1)
JPMorgan Chase Apr 2018 18.25					0.295% due 07/09/18 (Ê)(~)		1,500	1,498
	USD	10,140	(ÿ)	82
Put (1)					Total Capital Canada, Ltd.
Cross Currency Options					1.698% due 03/16/18 (ç)(~)		1,200	1,198
(PZE/EUR)
JPMorgan Chase Sep 2018 4.20								3,145
Put (1)	EUR	2,233	(ÿ)	47	Ghana - 0.0%
JPMorgan Chase Jul 2018 4.20					Ghana Government International Bond
	EUR	6,627	(ÿ)	131
Put (1)					Series 2YR
Total Options Purchased					21.000% due 01/07/19	GHS	820	190
(cost $227)				284	Series 3YR
Warrants & Rights - 0.0%
United States - 0.0%					23.230% due 02/19/18	GHS	500	111
Education Management Corp. (Æ)					22.490% due 04/23/18	GHS	160	36
2021 Warrants		1,564,221		—	23.470% due 05/21/18	GHS	430	97
					Series 5YR
Total Warrants & Rights					19.040% due 09/24/18	GHS	50	11
(cost $—)				—				445
					Italy - 0.0%
Short-Term Investments - 12.5%					Telecom Italia SpA
Argentina - 0.2%					5.375% due 01/29/19	EUR	100	131
Argentine Bonos del Tesoro					Japan - 0.1%
22.750% due 03/05/18	ARS	1,030		57	Sumitomo Mitsui Banking Corp.
Letras del Banco Central de Argentina					Series GMTN
0.010% due 02/21/18	ARS	25,850		1,297	0.125% due 07/23/18		750	750
0.010% due 04/18/18 (~)	ARS	600		29	Luxembourg - 0.3%
					International Automotive Components
0.010% due 08/15/18	ARS	6,780		304	Group SA
Republic of Aregentina Governemnt
International Bond					9.125% due 06/01/18 (Þ)		2,004	1,983
25.730% due 03/01/18 (Ê)	ARS	4,030		214	Telecom Italia Capital SA
					6.999% due 06/04/18		1,419	1,440
				1,901
Australia - 0.3%								3,423
Commonwealth Bank of Australia					Netherlands - 0.0%
1.374% due 07/09/18 (Ê)(~)		2,000		2,000	Petrobras Global Finance BV
Westpac Banking Corp.					8.375% due 12/10/18		475	496
1.411% due 08/16/18 (Ê)(Þ)(~)		1,000		1,000	Sri Lanka - 0.1%
					National Savings Bank
				3,000	Series REGS
Canada - 0.6%					8.875% due 09/18/18		950	978
Bank of Nova Scotia (The)					Switzerland - 0.2%
Series YCD					UBS AG
2.416% due 03/28/18 (ç)(Ê)(~)		280		280	1.835% due 12/07/18 (Ê)(Þ)		1,995	1,998
0.030% due 11/09/18 (Ê)(~)		1,500		1,500	United Kingdom - 0.4%
Province of Quebec Canada					Barclays Bank PLC
Series MTN					1.017% due 02/12/18 (ç)(~)		2,000	1,999
1.717% due 09/04/18 (Ê)		450		450	Series YCD
PSP Capital, Inc					2.060% due 03/16/18 (ç)(Ê)(~)		500	500
1.462% due 11/07/18 (Ê)(Þ)(~)		2,000		2,001	Standard Chartered Bank
Royal Bank Of Canada					Series YCD
Series YCD					1.775% due 07/09/18 (Ê)(~)		2,200	2,200

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 145

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
				4,699	1.603% due 11/29/18 (Ê)(Þ)(~)	USD	1,000	1,000
United States - 9.9%								111,839
Alpine Securitization, Ltd.					Uruguay - 0.1%
1.888% due 06/01/18 (Þ)(~)	USD	1,500		1,491	Uruguay Monetary Regulation Bills
Antalis SA					Series 0001
1.819% due 03/19/18 (ç)(~)	USD	800		798	3.659% due 04/05/18 (~)	UYU	7,430	258
AT&T, Inc.					4.169% due 06/01/18 (~)	UYU	2,640	90
5.600% due 05/15/18	USD	440		445	10.180% due 08/24/18 (~)	UYU	3,930	131
BNZ International Funding, Ltd.					9.156% due 09/21/18 (~)	UYU	7,000	233
1.511% due 06/01/18 (Ê)(Þ)(~)	USD	850		850	Uruguay Treasury Bills
Chariot Funding LLC					Series 0001
1.495% due 05/29/18 (Þ)(~)	USD	1,825		1,814	12.834% due 03/08/18 (~)	UYU	9,727	339
Charming Charlie, Inc. Term Loan								1,051
4.847% due 06/08/18 (Å)(Ê)	USD	138		117	Venezuela, Bolivarian Republic of - 0.0%
6.061% due 06/08/18 (Å)(Ê)	USD	138		76	Republic of Venezuela Government
Charta LLC					International Bond
1.562% due 04/02/18 (Þ)(~)	USD	1,800		1,795	13.625% due 08/15/18 (Ê)	USD	500	180
Citigroup, Inc.					Total Short-Term Investments
2.450% due 04/27/18 (Ê)	USD	2,000		2,002	(cost $142,664)			141,425
Energy Future Intermediate Holding Co.
LLC Term Loan					Total Investments 97.3%
4.567% due 06/28/18 (Ê)	USD	250		251	(identified cost $1,071,182)			1,100,671
Eni Finance USA, Inc.
1.669% due 02/12/18 (ç)(Þ)(~)	USD	350		350	Other Assets and Liabilities, Net
GE Capital Treasury Services LLC					- 2.7%			30,439
1.303% due 04/04/18 (Ê)(~)	USD	2,100		2,100	Net Assets - 100.0%			1,131,110
Jupiter Securitization Co. LLC
1.951% due 07/02/18 (Þ)(~)	USD	1,500		1,488
Manhattan Asset Funding Co. LLC
1.775% due 03/16/18 (ç)(Þ)(~)	USD	1,700		1,696
Merck & Co. , Inc.
1.796% due 05/18/18 (Ê)	USD	1,000		1,001
Nigeria Government Treasury Bills
23.618% due 10/04/18 (~)	NGN	28,610		72
17.384% due 11/01/18 (~)	NGN	47,690		119
15.367% due 01/03/19 (~)	NGN	57,210		139
15.438% due 01/17/19 (~)	NGN	32,900		79
Real Alloy Holding Inc Term Loan
0.000% due 05/17/18 (Å)(Ê)(v)	USD	347		347
13.073% due 05/17/18 (Å)(Ê)		308		308
Real Alloy Holding, Inc.
10.000% due 01/15/19 (Å)	USD	2,330		1,654
SANOFI
1.624% due 03/21/18 (ç)(Þ)(~)	USD	2,000		1,996
Toyota Motor Credit Corp.
Series MTN
1.964% due 01/09/19 (Ê)	USD	265		265
U. S. Cash Management Fund(@)		77,518,331	(8)	77,526
United States Treasury Bills
1.164% due 02/22/18(~)	USD	8,900		8,894
Vodafone Group PLC
1.961% due 09/04/18 (Þ)(~)	USD	1,000		987
1.991% due 10/04/18 (Þ)(~)	USD	1,400		1,378
Wells Fargo Bank NA
Series cD
1.844% due 10/05/18 (Ê)(~)	USD	800		801
Westpac Banking Corp.

See accompanying notes which are an integral part of this quarterly report.

146 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
3.0%
Aegon NV	01/13/17	NLG	1,000,000	33.87	339	484
Belfius Bank SA	05/16/17	EUR	600,000	97.55	585	793
CaixaSabadell Preferentes SAU	12/15/16	EUR	1,000,000	87.35	873	1,142
Caja de Seguros Reunidos, Compania de Seguros y Reaseguros, SA	01/20/17	EUR	400,000	110.28	441	522
Century Aluminum Co.	09/21/15		1,455,000	96.30	1,401	1,497
Charming Charlie LLC Term Loan B	01/09/14		1,599,319	42.07	673	48
Charming Charlie, Inc. Term Loan	12/14/17		137,977	100.00	138	76
Charming Charlie, Inc. Term Loan	12/14/17		137,977	100.00	138	117
Furstenberg Capital II GMBH	10/02/17	EUR	180,000	107.81	194	218
Furstenberg Capital III GMBH	10/09/17	EUR	400,000	88.72	355	416
GNB - Companhia de Seguros de Vida SA	01/10/17	EUR	240,000	66.28	159	223
GNB - Companhia de Seguros de Vida SA	01/17/17	EUR	799,850	91.64	733	804
HVB Funding Trust III	10/05/16		630,000	124.57	785	821
La Mondiale SAM	05/27/16	EUR	750,000	96.10	721	885
La Mondiale SAM	11/23/16	EUR	500,000	100.15	501	585
LaSer Confinoga SA	04/07/17	EUR	1,046,000	97.52	1,020	1,248
Macif SA	11/24/16	EUR	1,273,000	92.19	1,174	1,414
Millennium Health LLC	12/21/15		14,862	7.27	108	2
NIBC Bank NV	09/08/17	EUR	500,000	297.94	1,490	1,559
OneSavings Bank PLC	05/18/17	GBP	600,000	133.54	801	939
Opal Acquisition, Inc.	06/26/17		4,335,000	92.98	4,031	4,313
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,315
PFS Acquisition LLC 2nd Lien Term Loan	09/24/14		7,390,000	80.59	5,956	3,423
Real Alloy Holding, Inc.	12/23/14		2,330,000	97.39	2,269	1,654
Real Alloy Holding, Inc. Term Loan	11/21/17		655,075	100.00	655	655
Santander Perpetual SA	05/09/16		170,000	98.00	167	163
Saxo Bank A/S	11/29/17	EUR	500,000	125.02	625	652
Sequa Corp.	04/28/17		2,095	1,000.00	2,095	2,095
Specialty Steel Holdco, Inc.	11/15/17		22	175,137.87	3,811	3,875
						33,938
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 147

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
ABILITY Network, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
Aegon NV	Netherlands Governments 10 Year Bond NA	0.850
Ageasfinlux SA	3 Month EURIBOR	1.350
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Air Methods Corporation Term Loan B	USD 3 Month LIBOR	3.500
Alliant Holdings Holdings I, Inc. Term Loan B	USD 1 Month LIBOR	3.250
Allied Irish Banks PLC	3 Month EURIBOR	0.750
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, 1st Lien Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Anheuser-Busch InBev Finance, Inc.	USD 3 Month LIBOR	0.400
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I, LLC Term Loan B	USD 1 Month LIBOR	5.500
AP NMT Acquisition BV 1st Lien Term Loan	USD 3 Month LIBOR	5.750
Apple, Inc.	USD 3 Month LIBOR	0.070
Apple, Inc.	USD 3 Month LIBOR	0.300
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc.	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
ASR Nederland NV	Year Rate	3.789
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Asurion LLC Term Loan B	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
AT&T, Inc.	USD 3 Month LIBOR	0.650
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Atradius Finance BV	3 Month EURIBOR	5.031
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Farmafactoring SpA	Year Rate	6.164
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Popolare dell'Alto Adige SCpA	Year Rate	5.368
Banco Bilbao Vizcaya Argentaria SA	3 Month EURIBOR	1.300
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Comercial Portugues SA	Year Rate	4.267
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco de Credito Social Cooperativo SA	Year Rate	7.591

See accompanying notes which are an integral part of this quarterly report.

148 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	6.362
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Santander SA	Year Rate	4.999
Bank of America Corp.	USD 3 Month LIBOR	0.660
Bank of America Corp.	USD 3 Month LIBOR	3.630
Bank of Montreal	USD 3 Month LIBOR	0.650
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.730
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.200
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Banque Federative du Credit Mutuel	EURIBOR ICE Swap Rate	0.100
Barclays Bank PLC	GBP 3 Month LIBOR	13.400
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Bank PLC	GBP 3 Month LIBOR	1.985
Barclays Bank PLC	USD 3 Month LIBOR	3.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Barclays PLC	Year Rate	6.750
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
BCPE Eagle Buyer LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	EUR Swap Annual (versus 6 Month EURIBOR) 12
Belfius Bank SA	Year Rate	2.000
Belron SA Term Loan B	USD 3 Month LIBOR	2.500
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
BJ's Wholesale Club, Inc. 2nd Lien Term Loan	USD 2 Month LIBOR	7.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	U. S. Treasury Yield Curve Rate T Note Constant
Bluestar Finance Holdings, Ltd.	Maturity 3 Year	7.242
BNP Paribas Fortis SA	3 Month EURIBOR	2.000
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.150
BPCE SA	USD 3 Month LIBOR	12.980
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan	USD 3 Month LIBOR	3.250
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.250
Caesars Entertainment Operating Co. Term Loan	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
	U. S. Treasury Yield Curve Rate T Note Constant
Caixa Economica Federal	Maturity 5 Year	5.551
Caixa Geral De Depositos Finance Co.	3 Month EURIBOR	1.800
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CaixaBank SA	Year Rate	2.350
CaixaSabadell Preferentes SAU	3 Month EURIBOR	1.950
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital Automotive LP 2nd Lien Term Loan	USD 1 Month LIBOR	6.000
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.290
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
CH Hold Corp. 2nd Lien Term Loan B	USD 1 Month LIBOR	7.250

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 149

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. S. Treasury Yield Curve Rate T Note Constant
Chalco Hong Kong Investment Co. , Ltd.	Maturity 5 Year	7.931
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charming Charlie LLC Term Loan B	USD 1 Week LIBOR	8.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chase Issuance Trust	USD 1 Month LIBOR	0.430
Citigroup, Inc.	USD 3 Month LIBOR	0.690
Commercial Barge Line Co. 1st Lien Term Loan B	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
ConvergeOne Holdings Corp. Term Loan B	USD 3 Month LIBOR	4.750
Coral US Co. Borrower LLC Term Loan B	USD 1 Month LIBOR	3.500
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.697
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Credit Agricole SA	Year Rate	5.120
Credit Logement SA	3 Month EURIBOR	1.150
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
Danske Bank A/S	LIBOR) 7 Year Rate	3.896
Danske Bank A/S	USD 3 Month LIBOR	0.510
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 Lux Sarl Term Loan B3	USD 1 Week LIBOR	3.000
Delta Lloyd NV	3 Month EURIBOR	3.900
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Direct Line Insurance Group PLC	Year Rate	3.394
Dragon Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
DuPage Medical Group, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
DZ BANK Capital Funding Trust I	3 Month EURIBOR	2.500
DZ Bank Perpetual Funding Issuer, Ltd.	3 Month EURIBOR	0.800
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Education Management LLC Term Loan B	USD 3 Month LIBOR	4.500
Eldorado Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Emerald 3, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
Emirates NBD Tier 1, Ltd.	LIBOR) 6 Year Rate	4.513

See accompanying notes which are an integral part of this quarterly report.

150 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Employbridge LLC Term Loan	USD 3 Month LIBOR	6.500
Energy Future Intermediate Holding Co. LLC Term Loan	USD 1 Month LIBOR	3.000
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Envision Healthcare Corp. Term Loan B	USD 1 Month LIBOR	3.000
EP Petroecuador	USD 3 Month LIBOR	5.630
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Focus Financial Partners LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Fort Dearborn Company 1st Lien Term Loan	USD 2 Month LIBOR	4.000
Freedom Mortgage Corp. Term Loan	USD 6 Month LIBOR	5.500
Frontier Communications Corp. Term Loan B	USD 1 Month LIBOR	3.750
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
FullBeauty Brands Holding Corp. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
	EUR Swap Annual (versus 6 Month EURIBOR) 10
Furstenberg Capital III GMBH	Year Rate	1.500
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
GE Capital Treasury Services LLC	USD 1 Month LIBOR	0.070
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	3.500
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	2.200
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Grenke AG	Year Rate	6.702
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
HBOS Sterling Finance Jersey, LP	Yield	4.400
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Heartland Dental LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.500
Hertz Global Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
House of Fraser Funding PLC	GBP 3 Month LIBOR	5.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
IBM Credit LLC	USD 3 Month LIBOR	0.260
	EUR Swap Annual (versus 6 Month EURIBOR) 5
IKB Deutsche Industriebank AG	Year Rate	3.617
IKB Funding Trust I	3 Month EURIBOR	1.500
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	3.135
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	2.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 151

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Intesa Sanpaolo SpA	Year Rate	7.192
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Intesa Sanpaolo SpA	Year Rate	6.884
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.250
John Deere Capital Corp.	USD 3 Month LIBOR	0.160
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
Julius Baer Gruppe AG	Singapore Dollar Swaps Curve	3.915
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Jyske Bank A/S	Year Rate	3.962
KMG Chemicals, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Kraton Polymers LLC Term Loan	USD 1 Month LIBOR	3.000
La Mondiale SAM	3 Month EURIBOR	2.130
La Mondiale SAM	3 Month EURIBOR	2.700
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
LaSer Confinoga SA	Natixis France CNO Tec 10 Index	1.350
Learfield Communications, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
Liverpool Victoria Friendly Society, Ltd.	Yield	5.630
	U. K. Government Bonds 5 Year Note Generic Bid
Lloyds Bank PLC	Yield	26.800
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lux Finco Sarl Term Loan B1	USD 1 Month LIBOR	8.500
Macif SA	3 Month EURIBOR	2.000
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
Moran Foods, LLC Term Loan	USD 1 Month LIBOR	6.000
MORSCO, Inc. Term Loan B	USD 1 Week LIBOR	7.000
National Australia Bank , Ltd.	USD 3 Month LIBOR	0.690
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NeuStar, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	3.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
NIBC Bank NV	Year Rate	5.564
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 3 Month LIBOR	0.280
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	EURIBOR ICE Swap Rate	0.050
NPC International, Inc. First Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
OneSavings Bank PLC	Year Rate	8.359
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250

See accompanying notes which are an integral part of this quarterly report.

152 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Oschadbank Via SSB #1 PLC	USD 6 Month LIBOR	6.875
OTP Bank Nyrt	3 Month EURIBOR	3.000
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
PDC Brands 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	4.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
PFS Acquisition LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Primeline Utility Services LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.500
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Province of Quebec Canada	USD 3 Month LIBOR	0.230
PSP Capital, Inc	USD 3 Month LIBOR	0.070
	U. S. Treasury Yield Curve Rate T Note Constant
PTTEP Treasury Center Co. , Ltd.	Maturity 5 Year	3.177
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	8.000
Raiffeisen Bank International AG	EURIBOR ICE Swap Rate	3.877
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Raiffeisen Bank International AG	Year Rate	5.954
Real Alloy Holding, Inc. Term Loan	USD 1 Month LIBOR	11.500
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Aregentina Governemnt International Bond	30 to 35 Days	2.750
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Aregentina Governemnt International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Royal Bank Of Canada	USD 1 Month LIBOR	0.250
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	5.000
RSA Insurance Group PLC	3 Month STIBOR	5.250
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
RWE AG	Year Rate	5.100
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Sainsbury's Bank PLC	Year Rate	5.247
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Santander Perpetual SA	USD 3 Month LIBOR	3.025
Santander Perpetual SA	3 Month EURIBOR	1.600
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Saxo Bank A/S	Year Rate	9.300
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 153

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Sesac Holdco II LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Shawbrook Group PLC	Year Rate	6.752
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
Societa Cattolica di Assicurazioni-Societa Cooperativa	3 Month EURIBOR	4.455
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Societe Generale SA	Year Rate	5.538
Societe Generale SA	3 Month EURIBOR	8.901
Societe Generale SA	USD 1 Month LIBOR	0.200
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Solera LLC Term Loan B	USD 1 Month LIBOR	3.250
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.700
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.000
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Spectrum Brands, Inc. 1st Lien Term Loan B	USD 2 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Srlev NV	12 Month EURIBOR	6.165
Standard Chartered Bank	USD 1 Month LIBOR	0.220
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	4.889
Standard Chartered PLC	USD 3 Month LIBOR	1.460
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Storebrand Livsforsikring Group	3 Month EURIBOR	6.194
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Surgery Center Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
The Hongkong and Shanghai Banking Corp.	USD 3 Month LIBOR	0.000
TIAA CLO I, Ltd.	USD 3 Month LIBOR	8.050
TKC Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 2 Month LIBOR	3.000
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.840
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.110
Total Capital International SA	USD 3 Month LIBOR	0.350
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.390
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.690
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransDigm, Inc. 1st Lien Term Loan F	USD 3 Month LIBOR	2.750
Travelport Finance (Luxembourg) SARL Term Loan D	USD 3 Month LIBOR	2.750
Tribune Co. Term Loan B	USD 1 Month LIBOR	3.000
Tribune Media Co. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
TruGreen, LP Term Loan	USD 3 Month LIBOR	4.000
TSB Banking Group PLC	GBP 3 Month LIBOR	3.430

See accompanying notes which are an integral part of this quarterly report.

154 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
UBS AG	USD 3 Month LIBOR	0.320
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.464
Ukreximbank Via Biz Finance PLC	USD 6 Month LIBOR	7.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	6.100
UniCredit SpA	Singapore Dollar Swaps Curve	4.470
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.925
UnipolSai SpA	3 Month EURIBOR	5.180
United Airlines, Inc. Term Loan	USD 3 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bank	USD 3 Month LIBOR	0.320
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 3 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
Veresen Midstream, Ltd. Term Loan B	USD 3 Month LIBOR	3.000
VICI Properties 1 LLC Term Loan B	USD 1 Month LIBOR	2.250
Vince LLC 1st Lien Term Loan B	USD 3 Month LIBOR	7.000
	USD Swap Semiannual 30/360 (versus 3 Month
VIVAT NV	LIBOR) 5 Year Rate	4.174
	U. S. Treasury Yield Curve Rate T Note Constant
VTB Bank	Maturity 10 Year	8.067
W3 Co. Term Loan B	USD 3 Month LIBOR	6.000
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Wastequip LLC Term Loan	USD 1 Month LIBOR	4.500
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo Bank NA	USD 3 Month LIBOR	0.140
Westpac Banking Corp.	USD 1 Month LIBOR	0.200
Westpac Banking Corp.	USD 1 Month LIBOR	0.180
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
Zais CLO 5, Ltd.	USD 3 Month LIBOR	4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts)

					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	697	AUD	88,932	03/18	(1,483)
Euro-Bobl Futures	21	EUR	2,739	03/18	(48)
Euro-Bund Futures	113	EUR	17,947	03/18	(463)
Euro-Schatz Futures	83	EUR	9,280	03/18	(32)
Long Gilt Futures	13	GBP	1,588	03/18	(42)
United States 2 Year Treasury Note Futures	258	USD	55,015	03/18	(302)
United States 5 Year Treasury Note Futures	656	USD	75,250	03/18	(1,242)
United States 10 Year Treasury Note Futures	1,310	USD	159,267	03/18	(4,075)
United States 10 Year Ultra Treasury Bond Futures	40	USD	5,208	03/18	(144)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 155

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States Long Bond Futures	145	USD	21,433	03/18	(721)
United States Ultra Treasury Bond Futures	14	USD	2,267	03/18	(66)
Short Positions
Euro-Bund Futures	317	EUR	50,346	03/18	1,641
Euro-Schatz Futures	628	EUR	70,217	03/18	250
Long Gilt Futures	392	GBP	47,879	03/18	1,255
United States 2 Year Treasury Note Futures	9	USD	1,919	03/18	11
United States 5 Year Treasury Note Futures	2	USD	229	03/18	4
United States 10 Year Treasury Note Futures	15	USD	1,824	03/18	46
United States Long Bond Futures	9	USD	1,330	03/18	49
United States Ultra Treasury Bond Futures	31	USD	5,020	03/18	159
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,203)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (MXN/USD)	JPMorgan Chase	Call		19.34	USD	1,600	02/26/18	(5)
Total Liability for Options Written (premiums received $47)								(5)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	200	BRL	654	02/09/18	5
Bank of America	USD	510	CLP	320,515	02/16/18	22
Bank of America	USD	59	COP	168,183	02/20/18	1
Bank of America	USD	51	CZK	1,064	02/26/18	1
Bank of America	USD	79	CZK	1,712	02/26/18	5
Bank of America	USD	5,429	CZK	117,047	02/26/18	327
Bank of America	USD	152	CZK	3,287	03/20/18	9
Bank of America	USD	1,428	CZK	29,698	03/20/18	35
Bank of America	USD	346	EUR	282	02/27/18	5
Bank of America	USD	734	EUR	592	02/27/18	2
Bank of America	USD	73	HUF	18,295	02/26/18	—
Bank of America	USD	106	HUF	28,047	02/26/18	7
Bank of America	USD	5,403	HUF	1,427,651	02/26/18	316
Bank of America	USD	456	HUF	117,522	03/20/18	15
Bank of America	USD	879	HUF	233,976	03/20/18	60
Bank of America	USD	712	MXN	13,634	02/20/18	19
Bank of America	USD	16	MXN	296	02/26/18	—
Bank of America	USD	27	MXN	518	02/26/18	1
Bank of America	USD	1,580	MXN	30,714	02/26/18	64
Bank of America	USD	791	PEN	2,566	03/16/18	6
Bank of America	USD	35	PLN	123	02/26/18	2
Bank of America	USD	5,398	PLN	19,402	02/26/18	404
Bank of America	USD	438	PLN	1,572	03/12/18	31
Bank of America	USD	1,071	RON	4,011	04/30/18	—
Bank of America	USD	29	SGD	38	02/26/18	—
Bank of America	USD	157	THB	5,016	02/20/18	3
Bank of America	USD	1,182	THB	37,979	02/20/18	31
Bank of America	USD	11	TRY	44	02/26/18	—
Bank of America	USD	37	TRY	146	02/26/18	2
Bank of America	USD	1,561	TRY	6,211	02/26/18	80
Bank of America	USD	5,203	TRY	20,703	02/26/18	267
Bank of America	USD	1,604	ZAR	23,247	02/26/18	352
Bank of America	USD	5,347	ZAR	77,492	02/26/18	1,172
Bank of America	BRL	233	USD	70	02/09/18	(3)
Bank of America	CZK	514	USD	24	02/26/18	(1)
Bank of America	CZK	3,547	USD	171	02/26/18	(4)
Bank of America	CZK	35,114	USD	1,629	02/26/18	(98)
Bank of America	HKD	5	USD	1	02/26/18	—

See accompanying notes which are an integral part of this quarterly report.

156 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	255	USD	33	02/26/18	—
Bank of America	HKD	12,500	USD	1,604	02/26/18	5
Bank of America	HUF	8,414	USD	32	02/26/18	(2)
Bank of America	HUF	60,984	USD	243	02/26/18	(1)
Bank of America	HUF	428,295	USD	1,621	02/26/18	(95)
Bank of America	PEN	484	USD	150	03/16/18	—
Bank of America	PLN	692	USD	203	02/26/18	(3)
Bank of America	RUB	16,513	USD	290	03/19/18	(2)
Bank of America	SGD	25	USD	19	02/26/18	(1)
Bank of America	SGD	2,182	USD	1,610	02/26/18	(54)
Bank of America	TRY	87	USD	23	02/26/18	—
Bank of America	TRY	291	USD	76	02/26/18	(1)
Bank of America	TRY	5,133	USD	1,349	03/20/18	1
Bank of America	ZAR	1,225	USD	92	02/26/18	(11)
Bank of America	ZAR	1,742	USD	140	02/26/18	(6)
Bank of America	ZAR	5,808	USD	468	02/26/18	(21)
Bank of America	ZAR	4,941	USD	415	03/20/18	—
Bank of Montreal	USD	5,719	EUR	4,588	02/07/18	(20)
Bank of Montreal	USD	4,621	EUR	3,761	02/26/18	55
Bank of Montreal	USD	6,470	EUR	5,266	02/26/18	78
Bank of Montreal	USD	1,576	GBP	1,112	02/07/18	3
Bank of Montreal	USD	4,624	GBP	3,348	02/26/18	134
Bank of Montreal	USD	6,473	GBP	4,687	02/26/18	186
Bank of Montreal	CHF	1,325	USD	1,379	02/26/18	(47)
Bank of Montreal	CHF	4,417	USD	4,596	02/26/18	(159)
Bank of Montreal	EUR	4,588	USD	5,728	03/07/18	20
Bank of Montreal	GBP	1,112	USD	1,577	03/07/18	(3)
Barclays	USD	83	CLP	50,075	02/16/18	—
Barclays	USD	669	CLP	405,609	02/16/18	3
Barclays	USD	1,428	CZK	29,698	03/20/18	35
Barclays	USD	965	CZK	20,416	04/05/18	41
Barclays	USD	25	IDR	342,000	03/20/18	1
Barclays	USD	639	IDR	8,741,513	03/20/18	14
Barclays	USD	4	IDR	50,610	06/05/18	—
Barclays	USD	510	IDR	7,035,623	06/05/18	12
Barclays	USD	712	MXN	13,634	02/20/18	19
Barclays	USD	120	PEN	390	03/16/18	1
Barclays	USD	791	PEN	2,566	03/16/18	6
Barclays	USD	208	RUB	11,720	03/19/18	(1)
Barclays	USD	696	RUB	39,028	03/19/18	(5)
Barclays	USD	730	RUB	40,963	03/19/18	(5)
Barclays	USD	180	THB	5,774	02/20/18	4
Barclays	USD	200	THB	6,388	02/20/18	4
Barclays	USD	145	TRY	546	02/02/18	—
Barclays	USD	291	ZAR	3,482	02/05/18	3
Barclays	BRL	122	USD	38	02/09/18	(1)
Barclays	BRL	1,087	USD	330	02/09/18	(11)
Barclays	BRL	3,783	USD	1,080	02/09/18	(106)
Barclays	CLP	18,060	USD	30	02/16/18	—
Barclays	CLP	92,452	USD	152	02/16/18	(1)
Barclays	CLP	105,987	USD	175	02/16/18	(1)
Barclays	EUR	1,929	USD	2,366	03/20/18	(36)
Barclays	PEN	2,351	USD	730	03/16/18	—
Barclays	RUB	4,111	USD	69	03/19/18	(4)
Barclays	RUB	12,123	USD	203	03/19/18	(11)
Barclays	RUB	16,096	USD	270	03/19/18	(14)
Barclays	RUB	16,867	USD	280	03/19/18	(18)
Barclays	RUB	8,819	USD	149	03/22/18	(7)
Barclays	RUB	8,833	USD	149	03/22/18	(7)
Barclays	RUB	17,648	USD	298	03/22/18	(14)
Barclays	RUB	20,326	USD	343	03/22/18	(16)
Barclays	RUB	16,788	USD	291	04/16/18	(5)
Barclays	TRY	546	USD	143	03/20/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 157

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	ZAR	820	USD	66	02/05/18	(3)
Barclays	ZAR	2,662	USD	213	02/05/18	(11)
Barclays	ZAR	1,344	USD	111	02/20/18	(3)
Barclays	ZAR	5,820	USD	472	02/20/18	(18)
Barclays	ZAR	3,482	USD	289	03/20/18	(3)
BNP Paribas	USD	314	EUR	252	02/27/18	—
BNP Paribas	EUR	252	USD	313	02/01/18	—
Brown Brothers Harriman	USD	9	GBP	7	02/07/18	—
Brown Brothers Harriman	USD	15	GBP	11	02/07/18	1
Citibank	USD	150	BRL	497	02/09/18	6
Citibank	USD	5,715	EUR	4,588	02/07/18	(16)
Citibank	USD	1,575	GBP	1,112	02/07/18	4
Citibank	USD	248	IDR	3,313,147	02/02/18	—
Citibank	USD	638	IDR	8,741,513	03/20/18	14
Citibank	USD	668	IDR	9,021,787	04/05/18	5
Citibank	USD	4	IDR	50,610	06/05/18	—
Citibank	USD	200	RUB	11,289	03/19/18	(1)
Citibank	USD	540	THB	17,189	02/20/18	10
Citibank	USD	232	ZAR	2,780	02/05/18	3
Citibank	EUR	4,630	USD	5,564	02/07/18	(188)
Citibank	EUR	4,588	USD	5,725	03/07/18	16
Citibank	GBP	1,144	USD	1,548	02/07/18	(77)
Citibank	GBP	1,112	USD	1,577	03/07/18	(4)
Citibank	SEK	22,113	USD	2,765	02/26/18	(46)
Citibank	ZAR	2,780	USD	226	02/05/18	(9)
Citibank	ZAR	1,853	USD	151	02/20/18	(5)
Citibank	ZAR	1,864	USD	153	02/20/18	(4)
Citibank	ZAR	5,820	USD	472	02/20/18	(18)
Citibank	ZAR	2,780	USD	230	03/20/18	(3)
Commonwealth Bank of Australia	USD	4,625	EUR	3,761	02/26/18	51
Commonwealth Bank of Australia	USD	6,475	EUR	5,266	02/26/18	72
Commonwealth Bank of Australia	USD	4,624	GBP	3,348	02/26/18	133
Commonwealth Bank of Australia	USD	6,474	GBP	4,687	02/26/18	187
Commonwealth Bank of Australia	CHF	1,325	USD	1,380	02/26/18	(47)
Commonwealth Bank of Australia	CHF	4,417	USD	4,599	02/26/18	(155)
Commonwealth Bank of Australia	EUR	4,630	USD	5,564	02/07/18	(186)
Commonwealth Bank of Australia	GBP	1,144	USD	1,548	02/07/18	(77)
Credit Agricole	EUR	6,730	USD	8,123	02/16/18	(239)
Credit Agricole	GBP	1,961	USD	2,657	02/16/18	(129)
HSBC	USD	75	ARS	1,462	05/10/18	(4)
HSBC	USD	150	ARS	2,936	05/10/18	(8)
HSBC	ARS	6,954	USD	385	02/14/18	34
JPMorgan Chase	USD	383	ARS	6,954	02/14/18	(31)
JPMorgan Chase	USD	528	BRL	1,707	02/09/18	7
JPMorgan Chase	USD	190	EUR	152	02/27/18	—
JPMorgan Chase	USD	292	GBP	205	02/27/18	(1)
JPMorgan Chase	USD	879	HUF	233,976	03/20/18	59
JPMorgan Chase	USD	58	IDR	794,795	03/20/18	1
JPMorgan Chase	USD	135	IDR	1,862,676	03/20/18	4
JPMorgan Chase	USD	490	IDR	6,756,120	03/20/18	15
JPMorgan Chase	USD	639	IDR	8,741,513	03/20/18	14
JPMorgan Chase	USD	640	IDR	8,915,200	03/20/18	26
JPMorgan Chase	USD	4	IDR	50,610	06/05/18	—
JPMorgan Chase	USD	510	IDR	7,035,623	06/05/18	12
JPMorgan Chase	USD	260	INR	17,047	02/01/18	8
JPMorgan Chase	USD	300	INR	19,683	02/01/18	9
JPMorgan Chase	USD	569	INR	36,271	02/01/18	1
JPMorgan Chase	USD	877	PLN	3,143	03/12/18	63
JPMorgan Chase	USD	1,454	RON	5,530	03/20/18	23
JPMorgan Chase	USD	452	THB	14,484	02/20/18	11
JPMorgan Chase	BRL	6,189	USD	1,761	02/09/18	(179)
JPMorgan Chase	CLP	396,911	USD	650	02/16/18	(8)
JPMorgan Chase	COP	339,720	USD	120	02/20/18	—

See accompanying notes which are an integral part of this quarterly report.

158 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	EUR	14,520	USD	17,817	02/27/18	(240)
JPMorgan Chase	GBP	17,170	USD	23,934	02/27/18	(467)
JPMorgan Chase	IDR	2,861,250	USD	209	03/20/18	(4)
JPMorgan Chase	INR	17,047	USD	267	02/01/18	(1)
JPMorgan Chase	INR	19,683	USD	309	02/01/18	(1)
JPMorgan Chase	INR	36,271	USD	560	02/01/18	(10)
JPMorgan Chase	MXN	13,023	USD	690	04/16/18	(1)
JPMorgan Chase	RUB	16,096	USD	270	03/19/18	(14)
JPMorgan Chase	RUB	34,681	USD	557	03/19/18	(56)
JPMorgan Chase	ZAR	5,820	USD	472	02/20/18	(18)
Royal Bank of Canada	USD	5,713	EUR	4,588	02/07/18	(14)
Royal Bank of Canada	USD	1,575	GBP	1,112	02/07/18	3
Royal Bank of Canada	USD	2,736	NZD	3,755	02/26/18	31
Royal Bank of Canada	CHF	12,368	USD	12,874	02/26/18	(439)
Royal Bank of Canada	EUR	4,630	USD	5,563	02/07/18	(189)
Royal Bank of Canada	EUR	4,588	USD	5,723	03/07/18	14
Royal Bank of Canada	GBP	1,144	USD	1,548	02/07/18	(77)
Royal Bank of Canada	GBP	1,112	USD	1,577	03/07/18	(3)
Royal Bank of Canada	NZD	17,523	USD	12,766	02/26/18	(143)
Royal Bank of Scotland	USD	924	RUB	52,000	02/01/18	1
Standard Chartered	USD	224	BRL	752	02/09/18	11
Standard Chartered	USD	445	BRL	1,495	02/09/18	24
Standard Chartered	USD	943	BRL	2,975	02/09/18	(10)
Standard Chartered	USD	2,265	BRL	7,341	02/09/18	37
Standard Chartered	USD	123	CZK	2,504	02/02/18	—
Standard Chartered	USD	153	CZK	3,287	03/20/18	9
Standard Chartered	USD	246	HUF	61,096	02/02/18	(1)
Standard Chartered	USD	879	HUF	233,976	03/20/18	59
Standard Chartered	USD	62	IDR	836,787	03/20/18	1
Standard Chartered	USD	639	IDR	8,741,513	03/20/18	14
Standard Chartered	USD	4	IDR	50,610	06/05/18	—
Standard Chartered	USD	296	MXN	5,508	02/02/18	—
Standard Chartered	USD	802	MYR	3,276	02/20/18	36
Standard Chartered	USD	1,081	MYR	4,414	03/22/18	47
Standard Chartered	USD	791	PEN	2,566	03/16/18	6
Standard Chartered	USD	439	PLN	1,572	03/12/18	31
Standard Chartered	USD	2,754	PLN	9,803	03/12/18	178
Standard Chartered	USD	8	THB	253	02/20/18	—
Standard Chartered	USD	234	THB	7,510	02/20/18	6
Standard Chartered	USD	671	ZAR	7,960	02/05/18	1
Standard Chartered	USD	1,014	ZAR	12,154	02/05/18	11
Standard Chartered	BRL	165	USD	51	02/09/18	(1)
Standard Chartered	BRL	270	USD	81	02/09/18	(3)
Standard Chartered	BRL	1,742	USD	497	02/09/18	(49)
Standard Chartered	BRL	2,170	USD	654	02/09/18	(27)
Standard Chartered	CLP	1,927	USD	3	02/16/18	—
Standard Chartered	HUF	23,163	USD	90	03/20/18	(3)
Standard Chartered	IDR	3,486,787	USD	258	04/05/18	(2)
Standard Chartered	MXN	5,508	USD	296	02/20/18	—
Standard Chartered	PHP	14,626	USD	288	03/20/18	4
Standard Chartered	PLN	266	USD	80	02/02/18	—
Standard Chartered	PLN	208	USD	60	03/12/18	(2)
Standard Chartered	RUB	16,096	USD	270	03/19/18	(14)
Standard Chartered	ZAR	12,154	USD	980	02/05/18	(45)
Standard Chartered	ZAR	5,820	USD	472	02/20/18	(18)
Standard Chartered	ZAR	1,315	USD	110	03/20/18	—
Standard Chartered	ZAR	7,960	USD	666	03/20/18	(1)
Standard Chartered	ZAR	12,154	USD	1,008	03/20/18	(11)
State Street	USD	2,749	AUD	3,453	02/26/18	33
State Street	USD	37	BRL	124	02/26/18	2
State Street	USD	138	BRL	442	02/26/18	1
State Street	USD	1,592	BRL	5,266	02/26/18	56
State Street	USD	374	CLP	225,483	02/26/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 159

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	151	EUR	125	02/07/18	4
State Street	USD	109	GBP	80	02/07/18	5
State Street	USD	87	IDR	1,156,693	02/26/18	—
State Street	USD	12,715	ILS	43,370	02/26/18	(19)
State Street	USD	36	PEN	115	02/26/18	—
State Street	USD	13	RUB	771	02/26/18	1
State Street	USD	211	RUB	11,941	02/26/18	1
State Street	USD	1,568	RUB	95,253	02/26/18	121
State Street	USD	26	TWD	776	02/26/18	—
State Street	BRL	133	USD	41	02/26/18	—
State Street	BRL	414	USD	124	02/26/18	(6)
State Street	BRL	17,554	USD	5,307	02/26/18	(188)
State Street	CLP	150,227	USD	236	02/26/18	(13)
State Street	CLP	3,372,305	USD	5,314	02/26/18	(277)
State Street	DKK	16,807	USD	2,774	02/26/18	(34)
State Street	EUR	43,500	USD	53,613	04/12/18	(644)
State Street	GBP	8,250	USD	11,414	04/12/18	(332)
State Street	IDR	1,643,015	USD	120	02/26/18	(3)
State Street	IDR	72,367,624	USD	5,277	02/26/18	(133)
State Street	ILS	30,979	USD	9,082	02/26/18	13
State Street	PEN	296	USD	90	02/26/18	(2)
State Street	PEN	17,311	USD	5,290	02/26/18	(87)
State Street	RUB	2,570	USD	43	02/26/18	(2)
State Street	RUB	3,582	USD	63	02/26/18	—
State Street	RUB	317,510	USD	5,226	02/26/18	(404)
State Street	SEK	8,500	USD	1,064	04/12/18	(20)
State Street	SGD	1,460	USD	1,106	04/12/18	(9)
State Street	TWD	710	USD	24	02/26/18	(1)
State Street	TWD	48,353	USD	1,614	02/26/18	(47)
State Street	ZAR	4,083	USD	306	02/26/18	(38)
UBS	USD	620	CZK	13,379	03/20/18	38
UBS	USD	320	EUR	261	03/20/18	5
UBS	USD	340	EUR	273	03/20/18	—
UBS	USD	879	HUF	233,976	03/20/18	59
UBS	USD	438	PLN	1,572	03/12/18	31
UBS	USD	144	TRY	544	02/01/18	1
UBS	BRL	1,109	USD	350	02/09/18	2
UBS	BRL	6,187	USD	1,761	02/09/18	(178)
UBS	CLP	203,762	USD	340	02/16/18	2
UBS	TRY	544	USD	142	03/20/18	(1)
UBS	ZAR	2,367	USD	194	02/20/18	(5)
UBS	ZAR	4,837	USD	395	02/20/18	(12)
UBS	ZAR	5,820	USD	472	02/20/18	(18)
UBS	ZAR	2,406	USD	200	03/20/18	(1)
Westpac	USD	9,123	JPY	1,009,488	02/26/18	136
Westpac	NOK	72,666	USD	9,241	02/26/18	(192)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,105)

Interest Rate Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays	Date	$	$	$
					Brazil CETIP Interbank
JPMorgan Chase	BRL	6,736	8.370	%(5)	Deposit Rate(5)	01/02/20	—	18	18
					Brazil Interbank Deposit
JPMorgan Chase	BRL	12,651	10.706	%(5)	Rate(5)	01/04/21	—	65	65
					Brazil CETIP Interbank
JPMorgan Chase	BRL	12,665	10.590	%(5)	Deposit Rate(5)	01/04/21	—	65	65

See accompanying notes which are an integral part of this quarterly report.

160 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays	Date	$	$	$
					Brazil Interbank Deposit
JPMorgan Chase	BRL	15,417	10.310	%(5)	Rate(5)	01/04/21	—	66	66
					Brazil Interbank Deposit
JPMorgan Chase	BRL	15,420	10.290	%(5)	Rate(5)	01/04/21	—	65	65
Total Open Interest Rate Swap Contracts (å)							—	279	279

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value

Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Goldman Sachs	Sell	USD	44,620	1.000%(2)	12/20/22	(1,667)	1,380	(287)

CDX NA High Yield Index	Goldman Sachs	Sell	USD	41,000	5.000%(2)	12/20/22	2,997	434	3,431
iTraxx Europe Crossover
Index	Goldman Sachs	Sell	EUR	17,000	5.000%(2)	12/20/22	2,234	328	2,562
Total Open Credit Indices Contracts (å)							3,564	2,142	5,706

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$13,972	$—	$—	$13,972
Australia	—	3,722	—	—	3,722
Austria	—	1,092	—	—	1,092
Azerbaijan	—	2,457	—	—	2,457
Bahrain	—	2,095	—	—	2,095
Belgium	—	1,640	—	—	1,640
Bermuda	—	967	—	—	967
Brazil	—	24,218	—	—	24,218
Canada	—	24,667	—	—	24,667
Cayman Islands	—	6,624	—	—	6,624
Chile	—	4,531	—	—	4,531
China	—	2,470	—	—	2,470
Colombia	—	13,709	—	—	13,709
Costa Rica	—	3,736	—	—	3,736
Croatia	—	3,440	—	—	3,440
Czech Republic	—	3,264	—	—	3,264
Denmark	—	4,677	—	—	4,677
Dominican Republic	—	3,408	—	—	3,408

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 161

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Ecuador	—	1,270	—	—	1,270
Egypt	—	4,307	—	—	4,307
El Salvador	—	3,101	—	—	3,101
Ethiopia	—	1,056	—	—	1,056
Finland	—	1,647	—	—	1,647
France	—	19,044	—	—	19,044
Gabon	—	505	—	—	505
Georgia	—	1,061	—	—	1,061
Germany	—	14,073	—	—	14,073
Ghana	—	2,582	—	—	2,582
Greece	—	1,907	—	—	1,907
Honduras	—	563	—	—	563
Hong Kong	—	1,284	—	—	1,284
Hungary	—	6,129	—	—	6,129
Indonesia	—	17,031	—	—	17,031
Iraq	—	1,732	—	—	1,732
Ireland	—	3,751	460	—	4,211
Israel	—	672	—	—	672
Italy	—	10,327	—	—	10,327
Jamaica	—	933	—	—	933
Japan	—	4,888	—	—	4,888
Jersey	—	5,305	—	—	5,305
Kazakhstan	—	5,319	—	—	5,319
Kenya	—	1,053	—	—	1,053
Lebanon	—	2,934	—	—	2,934
Luxembourg	—	33,976	—	—	33,976
Macao	—	717	—	—	717
Malaysia	—	8,856	—	—	8,856
Mexico	—	30,331	—	—	30,331
Mongolia	—	3,161	—	—	3,161
Morocco	—	2,607	—	—	2,607
Mozambique	—	887	—	—	887
Netherlands	—	23,936	—	—	23,936
Nigeria	—	1,065	—	—	1,065
Norway	—	155	—	—	155
Oman	—	499	—	—	499
Pakistan	—	2,791	—	—	2,791
Paraguay	—	1,772	—	—	1,772
Peru	—	11,271	—	—	11,271
Philippines	—	3,566	—	—	3,566
Poland	—	10,523	—	—	10,523
Portugal	—	1,656	—	—	1,656
Puerto Rico	—	545	—	—	545
Qatar	—	700	—	—	700
Romania	—	1,428	—	—	1,428
Russia	—	16,181	—	—	16,181
Singapore	—	677	—	—	677

See accompanying notes which are an integral part of this quarterly report.

162 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Slovenia	—	570	—	—	570
South Africa	—	26,332	—	—	26,332
Spain	—	7,074	—	—	7,074
Sweden	—	8,345	—	—	8,345
Switzerland	—	606	—	—	606
Thailand	—	9,111	—	—	9,111
Trinidad and Tobago	—	1,259	—	—	1,259
Tunisia	—	1,023	—	—	1,023
Turkey	—	19,598	—	—	19,598
Ukraine	—	4,343	—	—	4,343
United Arab Emirates	—	962	—	—	962
United Kingdom	—	61,229	—	—	61,229
United States	—	404,641	—	—	404,641
Venezuela, Bolivarian Republic of	—	4,766	—	—	4,766
Vietnam	—	1,600	—	—	1,600
Virgin Islands, British	—	3,648	—	—	3,648
Common Stocks	—	2	3,875	—	3,877
Preferred Stocks	6,960	—	2,095	—	9,055
Options Purchased	—	284	—	—	284
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	63,244	655	77,526	141,425
Total Investments	6,960	1,009,100	7,085	77,526	1,100,671

Other Financial Instruments
Assets
Futures Contracts	3,415	—	—	—	3,415
Foreign Currency Exchange Contracts	4	5,689	—	—	5,693
Interest Rate Swap Contracts	—	279	—	—	279
Credit Default Swap Contracts	—	5,993	—	—	5,993
Liabilities
Futures Contracts	(8,618)	—	—	—	(8,618)
Options Written	—	(5)	—	—	(5)
Foreign Currency Exchange Contracts	(2)	(6,796)	—	—	(6,798)
Credit Default Swap Contracts	—	(287)	—	—	(287)
Total Other Financial Instruments*	$(5,201)	$4,873	$—	$—	$(328)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 163

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.
Amounts in thousands

Fair Value
Sector Exposure	$
Asset-Backed Securities	10,899
Corporate Bonds and Notes	285,311
Financial Services	6,960
Health Care	2
International Debt	272,044
Loan Agreements	108,635
Materials and Processing	3,875
Municipal Bonds	2,750
Non-US Bonds	265,766
Options Purchased	284
Producer Durables	2,095
Short-Term Investments	142,050
Total Investments	1,100,671

See accompanying notes which are an integral part of this quarterly report.

164 Global Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 59.8%			CCO Holdings LLC / CCO Holdings
Asset-Backed Securities - 0.2%			Capital Corp.
Citigroup Mortgage Loan Trust			5.250% due 03/15/21	1,750	1,774
Series 2007-AMC3 Class A2D			4.000% due 03/01/23 (Þ)	1,650	1,621
0.796% due 03/25/37 (Ê)	287	241	5.000% due 02/01/28 (Þ)	375	363
GSAA Home Equity Trust			Centene Corp.
Series 2005-15 Class 2A2			Series WI
1.021% due 01/25/36 (Ê)	737	518	5.625% due 02/15/21	1,500	1,542
Morgan Stanley ABS Capital I, Inc. Trust			CenturyLink, Inc.
Series 2004-NC1 Class M2			Series S
3.096% due 12/27/33 (Ê)	390	388	6.450% due 06/15/21	650	661
		1,147	Series T
Corporate Bonds and Notes - 21.4%			5.800% due 03/15/22	1,250	1,219
Acadia Healthcare Co. , Inc.			Cinemark USA, Inc.
5.125% due 07/01/22	1,700	1,721	5.125% due 12/15/22	525	538
ACI Worldwide, Inc.			CNH Industrial Capital LLC
6.375% due 08/15/20 (Þ)	2,500	2,537	4.375% due 04/05/22	500	516
ADT Corp. (The)			CNO Financial Group, Inc.
6.250% due 10/15/21	1,425	1,549	4.500% due 05/30/20	2,000	2,040
3.500% due 07/15/22	2,000	1,951	CommScope, Inc.
AECOM			5.000% due 06/15/21 (Þ)	2,000	2,038
Series WI			CoreCivic, Inc.
5.750% due 10/15/22	1,500	1,567	5.000% due 10/15/22	2,075	2,158
AECOM Global II LLC / URS Fox US,			4.625% due 05/01/23	815	831
LP			CRC Escrow Issuer LLC / CRC Finco,
5.000% due 04/01/22	2,023	2,057	Inc.
Aircastle, Ltd.			5.250% due 10/15/25 (Þ)	192	191
5.125% due 03/15/21	1,600	1,678	CSC Holdings LLC
5.500% due 02/15/22	1,000	1,062	5.500% due 04/15/27 (Þ)	64	65
Alliance Data Systems Corp.			CSC Holdings LLC.
6.375% due 04/01/20 (Þ)	1,000	1,006	5.375% due 02/01/28 (Þ)	128	128
Series 144a			DAE Funding LLC
5.875% due 11/01/21 (Þ)	500	514	4.500% due 08/01/22 (Þ)	2,300	2,288
AMC Entertainment Holdings, Inc.			DaVita HealthCare Partners, Inc.
5.875% due 02/15/22	2,000	2,010	5.750% due 08/15/22	3,500	3,606
AMC Networks, Inc.			Dell International LLC / EMC Corp.
4.750% due 12/15/22	2,875	2,932	7.125% due 06/15/24 (Þ)	225	246
American Airlines Group, Inc.			Dell, Inc.
4.625% due 03/01/20 (Þ)	1,000	1,013	5.875% due 06/15/21 (Þ)	200	207
Amsted Industries, Inc.			DISH DBS Corp.
5.000% due 03/15/22 (Þ)	1,750	1,789	5.875% due 07/15/22	700	697
Anixter, Inc.			Drawbridge Special Opportunities Fund
5.125% due 10/01/21	150	158	LP
Antero Resources Corp.			5.000% due 08/01/21 (Þ)	900	928
5.375% due 11/01/21	1,750	1,792	Edgewell Personal Care Co.
Series WI			4.700% due 05/19/21	1,500	1,534

5.125% due 12/01/22	1,000	1,022	Energy Transfer Equity, LP
Arconic, Inc.			4.250% due 03/15/23	1,750	1,759
5.400% due 04/15/21	1,750	1,851	Envision Healthcare Corp.
Ashland, Inc.			6.250% due 12/01/24 (Þ)	106	112
4.750% due 08/15/22	1,275	1,326	Series WI
ASP AMC Merger Sub, Inc.			5.625% due 07/15/22	1,500	1,526
8.000% due 05/15/25 (Þ)	187	179	Equinix, Inc.
			5.375% due 01/01/22	950	987
AssuredPartners, Inc.			5.375% due 04/01/23	825	848
7.000% due 08/15/25 (Þ)	67	69
B&G Foods, Inc.			Fidelity & Guaranty Life Holdings, Inc.
4.625% due 06/01/21	2,000	2,010	6.375% due 04/01/21 (Þ)	2,000	2,040
			Freeport-McMoRan, Inc.
Beacon Escrow Corp.			4.550% due 11/14/24	64	65
4.875% due 11/01/25 (Þ)	160	159	Genesys Telecommunications
Berry Global, Inc.
4.500% due 02/15/26 (Þ)	64	64	Laboratories, Inc. /Greeneden Lux 3
			Sarl/Greeneden US Ho
Cable One, Inc.			10.000% due 11/30/24 (Þ)	70	77
5.750% due 06/15/22 (Þ)	1,950	2,009	GLP Capital, LP / GLP Financing II, Inc.
CBS Radio, Inc.			4.875% due 11/01/20	700	723
7.250% due 11/01/24 (Þ)	200	210	4.375% due 04/15/21	1,000	1,023

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 165

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Graphic Packaging International, Inc.			5.000% due 04/15/22 (Þ)	1,500	1,524
4.750% due 04/15/21	500	523	Nuance Communications, Inc.
Gray Television, Inc.			5.375% due 08/15/20 (Þ)	300	302
5.125% due 10/15/24 (Þ)	500	503	Outfront Media Capital LLC / Outfront
Griffon Corp.			Media Capital Corp.
Series 144@			Series WI
5.250% due 03/01/22 (Þ)	17	17	5.250% due 02/15/22	2,000	2,040
HCA, Inc.			Pattern Energy Group, Inc.
4.750% due 05/01/23	2,875	2,986	5.875% due 02/01/24 (Þ)	34	36
5.375% due 02/01/25	180	184	Pinnacle Foods Finance LLC / Pinnacle
Hospitality Properties Trust			Foods Finance Corp. Term Loan B
4.250% due 02/15/21	1,000	1,026	4.875% due 05/01/21	2,275	2,308
Hughes Satellite Systems Corp.			Post Holdings, Inc.
6.500% due 06/15/19	1,000	1,044	5.750% due 03/01/27 (Þ)	64	64
7.625% due 06/15/21	2,050	2,240	5.625% due 01/15/28 (Þ)	7	7
Icahn Enterprises, LP / Icahn			Rackspace Hosting, Inc.
Enterprises Finance Corp.			8.625% due 11/15/24 (Þ)	64	68
Series WI			Radiate HoldCo LLC / Radiate Finance,
6.250% due 02/01/22	159	164	Inc.
6.750% due 02/01/24	159	165	6.875% due 02/15/23 (Þ)	64	64
IMS Health, Inc.			Radio One, Inc.
4.875% due 05/15/23 (Þ)	1,375	1,423	7.375% due 04/15/22 (Þ)	275	281
Infor US, Inc.			Regal Entertainment Group
5.750% due 08/15/20 (Þ)	500	513	5.750% due 03/15/22	1,550	1,597
International Game Technology PLC			RegionalCare Hospital Partners
5.625% due 02/15/20 (Þ)	1,500	1,556	Holdings, Inc.
Iron Mountain US Holdings, Inc.			8.250% due 05/01/23 (Þ)	300	315
5.375% due 06/01/26 (Þ)	125	125	Reynolds Group Issuer, Inc.
Iron Mountain, Inc.			5.222% due 07/15/21 (Ê)(Þ)	650	661
4.375% due 06/01/21 (Þ)	1,625	1,650	Reynolds Group Issuer, Inc. / Reynolds
			Group Issuer LLC
5.250% due 03/15/28 (Þ)	94	91	5.750% due 10/15/20	1,308	1,330
Kinetic Concepts, Inc. / KCI USA, Inc.			RHP Hotel Properties, LP / RHP
7.875% due 02/15/21 (Þ)	1,400	1,453	Finance Corp.
Ladder Capital Finance Holdings LLLP			Series WI
5.250% due 03/15/22 (Þ)	1,500	1,530	5.000% due 04/15/23	1,500	1,538
Level 3 Financing, Inc.			RHP Hotel Properties, LP / RHP
Series WI			Finance Corp. Term Loan B
6.125% due 01/15/21	350	355	5.000% due 04/15/21	2,200	2,222
5.375% due 08/15/22	1,300	1,320	Rite Aid Corp.
LifePoint Health, Inc.			6.125% due 04/01/23 (Þ)	789	736
5.500% due 12/01/21	2,375	2,416	Riverbed Technology, Inc.
Lions Gate Entertainment Corp.			8.875% due 03/01/23 (Þ)	273	261
5.875% due 11/01/24 (Þ)	39	41	SBA Communications Corp.
Lithia Motors, Inc.			4.000% due 10/01/22 (Þ)	1,100	1,084
5.250% due 08/01/25 (Þ)	84	87	Series WI
LKQ Corp.			4.875% due 07/15/22	875	896
4.750% due 05/15/23	275	282	Select Medical Corp.
Match Group, Inc.			6.375% due 06/01/21	100	102
5.000% due 12/15/27 (Þ)	129	129	Service Corp. International
MGM Resorts International			5.375% due 01/15/22	1,250	1,278
5.250% due 03/31/20	1,500	1,553	Sinclair Television Group, Inc.
6.750% due 10/01/20	200	215	5.375% due 04/01/21	1,000	1,014
Moog, Inc.			Sirius XM Radio, Inc.
5.250% due 12/01/22 (Þ)	617	637	3.875% due 08/01/22 (Þ)	3,425	3,411
Multi-Color Corp.			Sprint Communications, Inc.
4.875% due 11/01/25 (Þ)	70	70	6.000% due 11/15/22	2,964	2,956
Netflix, Inc.			Standard Industries, Inc.
5.375% due 02/01/21	750	788	5.500% due 02/15/23 (Þ)	1,425	1,482
5.500% due 02/15/22	1,000	1,058	Starwood Property Trust, Inc.
4.875% due 04/15/28 (Þ)	194	193	Series WI
Nexstar Broadcasting, Inc.			5.000% due 12/15/21	1,900	1,980
5.625% due 08/01/24 (Þ)	200	207	Sunoco LP and Sunoco Finance Corp.
NFP Corp.			4.875% due 01/15/23 (Þ)	725	738
6.875% due 07/15/25 (Þ)	32	33	Symantec Corp.
Nielsen Finance LLC / Nielsen Finance			4.200% due 09/15/20	1,500	1,530
Co.			3.950% due 06/15/22	750	756

See accompanying notes which are an integral part of this quarterly report.

166 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
TEGNA, Inc.			Diamond (BC) BV 1st Lien Term Loan
5.125% due 10/15/19	320	324	4.654% due 09/06/24 (Ê)	560	557
4.875% due 09/15/21 (Þ)	1,400	1,421	Fly Leasing, Ltd.
Tenet Healthcare Corp.			5.250% due 10/15/24	213	214
4.750% due 06/01/20	583	598	GFL Environmental, Inc.
6.000% due 10/01/20	3,250	3,405	5.625% due 05/01/22 (Þ)	73	76
TerraForm Power Operating LLC			Golub Capital Partners CLO, Ltd.
4.250% due 01/31/23 (Þ)	65	64	Series 2017-19RA Class D
5.000% due 01/31/28 (Þ)	65	64	8.253% due 07/26/29 (Ê)(Þ)	441	445
T-Mobile USA, Inc.			IHO Verwaltungs GmbH
4.000% due 04/15/22	1,700	1,733	4.125% due 09/15/21 (Þ)	1,300	1,316
TransDigm, Inc.			Inmarsat Finance PLC
5.500% due 10/15/20	1,500	1,521	4.875% due 05/15/22 (Þ)	1,150	1,141
6.000% due 07/15/22	125	128	International Game Technology PLC
Series WI			6.250% due 02/15/22 (Þ)	250	268
6.375% due 06/15/26	64	66	Lincoln Finance, Ltd.
TreeHouse Foods, Inc.			7.375% due 04/15/21 (Þ)	1,000	1,040
4.875% due 03/15/22	345	350	Lions Gate Entertainment Corp. Term
Tribune Media Co.			Loan B
Series WI			3.817% due 12/08/23 (Ê)	106	107
5.875% due 07/15/22	1,500	1,543	Numericable Group SA Term Loan B12
United Continental Holdings, Inc.			4.720% due 01/05/26 (Ê)	2,494	2,398
6.000% due 12/01/20	1,889	2,017	Numericable US LLC 1st Lien Term
Valeant Pharmaceuticals International,			Loan B11
Inc.			4.522% due 06/22/25 (Ê)	993	952
9.000% due 12/15/25 (Þ)	130	134	Open Text Corp.
Wells Fargo & Co.			5.625% due 01/15/23 (Þ)	675	701
2.205% due 04/22/19 (Ê)	600	602	5.875% due 06/01/26 (Þ)	78	82
WEX, Inc.			Park Aerospace Holdings, Ltd.
4.750% due 02/01/23 (Þ)	1,850	1,878	4.500% due 03/15/23 (Þ)	236	225
Wynn Las Vegas LLC / Wynn Las Vegas			Reliance Intermediate Holdings LP
Capital Corp.			6.500% due 04/01/23 (Þ)	475	499
5.250% due 05/15/27 (Þ)	64	63	Sandvine Corp. 1st Lien Term Loan B
Yum! Brands, Inc.			7.319% due 09/21/22 (Ê)	683	679
4.750% due 06/01/27 (Þ)	71	70	SFR Group SA
		143,725	6.000% due 05/15/22 (Þ)	950	929
International Debt - 3.9%			6.250% due 05/15/24 (Þ)	216	206
1011778 BC ULC / New Red Finance,			Solvay Acetow GMBH Term Loan
Inc.			7.193% due 04/19/24 (Ê)	249	249
4.625% due 01/15/22 (Þ)	2,850	2,911	SS&C Technologies, Inc. 1st Lien Term
AI Mistral Luxembourg Subco Sarl			Loan B2
4.573% due 03/09/24 (Ê)	496	495	3.823% due 07/08/22 (Ê)	6	6
AIMCO			Steele Creek CLO, Ltd.
Series 2018-AA Class ER			Series 2017-1A Class E
6.922% due 01/15/28 (Ê)(Þ)	500	500	7.834% due 01/15/30 (Ê)(Þ)	250	252
Alpha 3 BV Term Loan B			Travelport Finance (Luxembourg) SARL
4.693% due 01/31/24 (Ê)	373	376	Term Loan D
Altice Financing SA			4.166% due 09/02/21 (Ê)	472	473
6.625% due 02/15/23 (Þ)	1,000	1,013	Valeant Pharmaceuticals International,
Ardagh Packaging Finance PLC /			Inc.
Ardagh Holdings USA, Inc.			6.500% due 03/15/22 (Þ)	173	181
4.250% due 09/15/22 (Þ)	2,200	2,213	7.000% due 03/15/24 (Þ)	161	171
Aristocrat International Pty, Ltd. 1st Lien			5.500% due 11/01/25 (Þ)	64	65
Term Loan B			Venture XXIX CLO, Ltd.
3.635% due 10/19/24 (Ê)	1	1	Series 2017-29A Class E
3.745% due 10/19/24 (Ê)	374	377	7.567% due 09/07/30 (Ê)(Þ)	444	451
Arterra Wines Canada, Inc.			Videotron, Ltd.
4.375% due 12/15/23 (Ê)	244	246	5.000% due 07/15/22	2,000	2,085
Cogeco Communications, Inc.			Viking Cruises, Ltd.
4.875% due 05/01/20 (Þ)	525	534	5.875% due 09/15/27 (Þ)	75	75
Commonwealth Bank of Australia			VOC Escrow, Ltd.
Series REGS			5.000% due 02/15/28	75	75
2.032% due 11/07/19 (Ê)	600	605	Yonkers Racing Corp. Term Loan B
Delta 2 Lux Sarl Covenant-Lite Term			4.820% due 05/24/24 (Ê)	245	247
Loan B3			Zais CLO 5, Ltd.
4.569% due 07/30/21 (Ê)	659	661

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 167

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-2A Class C			Axalta Coating Systems U. S. Holdings,
5.216% due 10/15/28 (Ê)(Þ)	300	304	Inc. Term Loan B
		26,401	3.693% due 06/01/24 (Ê)	245	247
Loan Agreements - 17.8%			Bass Pro Group LLC 1st Lien Term
ABG Intermediate Holdings 2 LLC 1st			Loan B
Lien Term Loan B			6.567% due 12/16/23 (Ê)	374	376
5.193% due 09/29/24 (Ê)	374	379	BBB Industries LLC 1st Lien Term Loan
ABG Intermediate Holdings 2 LLC 2nd			6.073% due 11/03/21 (Ê)	475	480
Lien Term Loan			Belron SA Term Loan B
9.443% due 09/29/25 (Ê)	450	455	3.892% due 10/26/24 (Ê)	188	190
ABILITY Network, Inc. 2nd Lien Term			Berry Plastics Group, Inc Term Loan M
Loan			3.804% due 10/01/22 (Ê)	948	955
9.309% due 12/11/25 (Ê)	250	251	3.823% due 10/01/22(Ê)	1,471	1,482
AgroFresh, Inc. Term Loan			BJ's Wholesale Club, Inc. 1st Lien Term
6.443% due 07/31/21 (Ê)	372	370	Loan
Air Medical Group Holdings, Inc. 1st			4.953% due 01/27/24 (Ê)	498	497
Lien Term Loan			BJ's Wholesale Club, Inc. 2nd Lien Term
0.000% due 09/26/24 (~)(Ê)(v)	281	285	Loan
Air Methods Corp. Term Loan B			8.953% due 01/27/25 (Ê)	250	251
5.193% due 04/13/24 (Ê)	1,726	1,734	Blount International, Inc. 1st Lien Term
Alliant Holdings Intermediate LLC Term			Loan B
Loan B			5.818% due 04/12/23 (Ê)	375	381
4.817% due 08/14/22 (Ê)	361	364	Brand Energy & Infrastructure Services
Almonde, Inc. 1st Lien Term Loan B			1st Lien Term Loan
4.979% due 06/16/24 (Ê)	375	377	5.885% due 06/21/24 (Ê)	3	3
Almonde, Inc. Term Loan			5.994% due 06/21/24 (Ê)	206	209
8.729% due 04/28/25 (Ê)	250	251	6.010% due 06/21/24 (Ê)	40	40
Alphabet Holding Company, Inc. 1st			Brickman Group, Ltd. LLC (The) 1st
Lien Term Loan			Lien Term Loan B
5.073% due 08/15/24 (Ê)	416	411	4.556% due 12/18/20 (Ê)	567	571
Altice Financing SA 1st Lien Term Loan			4.573% due 12/18/20 (Ê)	696	700
4.470% due 01/05/26 (Ê)	1,995	1,965	BWAY Holding Co. Term Loan
Alvogen Pharmaceutical US, 1st Lien			4.874% due 04/03/24 (Ê)	3	3
Inc. Term Loan			4.958% due 04/03/24 (Ê)	1,241	1,250
6.570% due 04/02/22 (Ê)	975	975	Cable One, Inc. 1st Lien Term Loan B1
American Airlines, Inc. Term Loan B			3.950% due 05/01/24 (Ê)	498	502
3.567% due 06/27/20 (Ê)	375	376	Caesars Entertainment Operating Co.
3.567% due 04/28/23 (Ê)	1,123	1,126	Term Loan
Ancestry. com Operations, Inc. 1st Lien			4.073% due 03/31/24 (Ê)	750	755
Term Loan B			Caesars Resort Collection LLC 1st Lien
4.830% due 10/19/23 (Ê)	372	375	Term Loan B
AP Exhaust Acquisition LLC 1st Lien			4.323% due 09/27/24 (Ê)	3,250	3,287
Term Loan			Canyon Valor Cos. , Inc. 1st Lien Term
6.410% due 05/10/24 (Ê)	747	734	Loan B
AP Gaming I, LLC Term Loan B			5.943% due 06/16/23 (Ê)	374	377
7.073% due 02/06/24 (Ê)	311	313	Capital Automotive LP 1st Lien Term
Aramark Services, Inc. 1st Lien Term			Loan
			4.080% due 03/24/24 (Ê)	491	494
Loan B1			Capital Automotive LP 2nd Lien Term
3.574% due 03/07/25 (Ê)	1,503	1,515	Loan
Ascena Retail Group, Inc. Term Loan B			7.580% due 03/24/25 (Ê)	246	251
6.125% due 08/21/22 (Ê)	250	223	Carestream Dental Equipment, Inc. 1st
Ascend Learning LLC Term Loan B			Lien Term Loan
4.573% due 07/12/24 (Ê)	499	501	4.943% due 08/07/24 (Ê)	360	360
AssuredPartners, Inc. 1st Lien Term			CBS Radio Inc. 1st Lien Term Loan B
Loan B			4.172% due 03/02/24 (Ê)	985	991
5.074% due 10/22/24 (Ê)	374	377	CH Hold Corp. 1st Lien Term Loan B
Asurion LLC Term Loan B			4.573% due 02/01/24 (Ê)	436	440
4.573% due 11/03/23 (Ê)	990	998	CH Hold Corp. 2nd Lien Term Loan B
Asurion LLC Term Loan B4			8.823% due 02/01/25 (Ê)	125	127
4.323% due 08/04/22 (Ê)	973	980	Change Healthcare Holdings LLC 1st
Atlantic Broadband Finance LLC 1st			Lien Term Loan B
Lien Term Loan			4.323% due 03/01/24 (Ê)	993	998
3.948% due 08/11/24 (Ê)	750	751	Charter Communications Operating
Avaya, Inc. Term Loan B			Group, Inc. Term Loan B
6.310% due 11/08/24 (Ê)	1,881	1,889	3.580% due 04/13/25 (Ê)	1,000	1,005
Avolon LLC Term Loan B			Chemours Co. (The) Term Loan B
3.811% due 03/20/22 (Ê)	373	372	4.080% due 05/12/22 (Ê)	250	251

See accompanying notes which are an integral part of this quarterly report.

168 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CHS/Community Health Systems, Inc.			Education Advisory Board 1st Lien Term
1st Lien Term Loan G			Loan
4.229% due 12/31/19 (Ê)	158	156	5.484% due 09/06/24 (Ê)	450	453
Commercial Barge Line Co. 1st Lien			Eldorado Resorts, Inc. 1st Lien Term
Term Loan			Loan B
10.323% due 11/12/20 (Ê)	706	417	3.813% due 04/17/24 (Ê)	385	387
Community Health Systems, Inc. Term			3.875% due 04/17/24 (Ê)	275	277
Loan			Emerald US, Inc. Term Loan B1
4.479% due 01/27/21 (Ê)	252	247	0.000% due 05/09/21 (Ê)(v)	375	374
Constellis Holdings LLC 1st Lien Term			Employbridge LLC Term Loan
Loan			8.193% due 05/16/20 (Ê)	373	367
6.693% due 04/18/24 (Ê)	498	504	EnergySolutions LLC 1st Lien Term
Constellis Holdings LLC 2nd Lien Term			Loan B
Loan			6.450% due 05/29/20 (Ê)	658	671
10.693% due 04/21/25 (Ê)	125	127	Envision Healthcare Corp. Term Loan B
ConvergeOne Holdings Corp. Term			4.580% due 11/17/23 (Ê)	1,485	1,490
Loan B			Everi Payments, Inc. 1st Lien Term Loan
6.450% due 06/14/24 (Ê)	124	125	4.979% due 05/09/24 (Ê)	498	502
Coral US Co. Borrower LLC Term Loan B			EVO Payments International LLC Term
5.073% due 01/31/25 (Ê)	1,000	1,004	Loan B
Cortes NP Acquisition Corp Term Loan B			5.570% due 11/15/23 (Ê)	249	252
5.568% due 11/30/23 (Ê)	473	478	Exact Merger Sub LLC 2nd Lien Term
CPI Acquisition, Inc. Term Loan B			Loan
6.358% due 08/17/22 (Ê)	743	556	9.693% due 09/19/25 (Ê)	250	251
Crosby US Acquisition Corp. 1st Lien			First Data Corp. Term Loan
Term Loan			3.810% due 07/10/22 (Ê)	1,000	1,007
4.446% due 11/22/20 (Ê)	247	243	Focus Financial Partners LLC 1st Lien
Crown Holdings, Inc. Term Loan B			Term Loan
0.000% due 01/03/25 (~)(Ê)(v)	375	379	4.443% due 07/03/24 (Ê)	599	603
CSC Holdings LLC Term Loan B			Fort Dearborn Company 1st Lien Term
0.000% due 01/12/26 (~)(Ê)(v)	725	730	Loan
CSC Holdings, LLC 1st Lien Term Loan			5.622% due 10/19/23 (Ê)	4	4
3.809% due 07/17/25 (Ê)	1,352	1,354	5.697% due 10/19/23 (Ê)	368	369
Cvent, Inc. 1st Lien Term Loan B			Freedom Mortgage Corp. Term Loan
5.323% due 11/29/23 (Ê)	498	501	6.956% due 02/23/22 (Ê)	368	372
CWGS Group LLC Term Loan			Frontier Communications Corp. Term
4.557% due 11/08/23 (Ê)	372	375	Loan B
4.573% due 11/08/23 (Ê)	2	2	5.330% due 05/23/24 (Ê)	187	183
Dell International LLC 1st Lien Term			Garda World Security Corp. Term Loan B
Loan B			4.968% due 05/24/24 (Ê)	298	300
3.580% due 09/07/23 (Ê)	3,392	3,403	GENEX Services, Inc. 1st Lien Term
Diamond US Holdings LLC 1st Lien			Loan
Term Loan			5.823% due 05/30/21 (Ê)	247	246
4.654% due 12/05/24 (~)(Ê)	360	358	Getty Images, Inc. 1st Lien Term Loan B
Digicert Holdings, Inc. 1st Lien Term			5.193% due 10/18/19 (Ê)	1,090	1,032
Loan			GHX Ultimate Parent Corp. 1st Lien
6.522% due 10/31/24 (Ê)	500	508	Term Loan
Digicert Holdings, Inc. 2nd Lien Term			4.693% due 07/13/24 (Ê)	746	750
Loan			Go Daddy Operating Co. LLC 1st Lien
9.772% due 10/31/25 (Ê)	250	253	Term Loan B
Duff & Phelps Corp. Term Loan B			3.823% due 02/15/24 (Ê)	745	751
0.000% due 11/29/24 (~)(Ê)(v)	150	151	Greenden US Holdings II LLC Term
DuPage Medical Group, Ltd. 1st Lien			Loan B2
Term Loan			0.000% due 12/01/23 (~)(Ê)(v)	188	189
4.416% due 08/11/24 (Ê)	748	754	Grifols Worldwide Operations USA Inc.
DuPage Medical Group, Ltd. 2nd Lien			1st Lien Term Loan B
Term Loan			3.715% due 01/31/25 (Ê)	706	710
8.416% due 08/11/25 (Ê)	375	375	Gruden Holdings, Inc. First Lien Term
E. W. Scripps Co. (The) 1st Lien Term			Loan
Loan B			7.193% due 08/18/22 (Ê)	698	703
3.823% due 10/02/24 (Ê)	499	502	Gulf Finance LLC Term Loan B
EagleView Technology Corp. 1st Lien			6.950% due 08/25/23 (Ê)	313	285
Term Loan B			H B Fuller Co. 1st Lien Term Loan B
5.240% due 07/15/22 (Ê)	123	124	3.811% due 10/20/24 (Ê)	748	754
ECI Macola / Max Holding LLC Term			HCA, Inc. Term Loan B8
Loan B			3.823% due 02/15/24 (Ê)	1,984	2,001
5.943% due 09/27/24 (Ê)	374	378	HCP Acquisition LLC Term Loan
			4.573% due 03/24/24 (Ê)	995	1,001

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 169

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hertz Global Holdings, Inc. Term Loan B			Pelican Products, Inc. 1st Lien Term
4.320% due 06/30/23 (Ê)	371	372	Loan B1
HGIM Corp. Covenant-Lite Term Loan B			5.943% due 04/11/20 (Ê)	249	251
0.000% due 06/18/20 (~)(Ê)(v)	541	247	Penn National Gaming, Inc. 1st Lien
Hyland Software, Inc. 2nd Lien Term			Term Loan B
Loan			4.073% due 01/19/24 (Ê)	353	355
8.573% due 05/23/25 (Ê)	250	256	PetSmart, Inc. Term Loan B2
Hyland Software, Inc. Term Loan			4.570% due 03/10/22 (Ê)	374	303
4.823% due 07/01/22 (Ê)	124	125	Post Holdings, Inc. Incremental Term
Impala Private Holdings II LLC 1st Lien			Loan
Term Loan			3.830% due 05/24/24 (Ê)	498	500
5.700% due 11/11/24 (Ê)	375	375	Pre-Paid Legal Services, Inc. 2nd Lien
INEOS US Finance LLC 1st Lien Term			Term Loan
Loan B			10.573% due 07/01/20 (Ê)	750	751
3.573% due 03/31/24 (Ê)	750	753	Prime Security Services Borrower LLC
Intrawest Resorts Holdings, Inc. 1st Lien			Term Loan B1
Term Loan B1			4.323% due 05/02/22 (Ê)	991	1,000
4.823% due 06/29/24 (Ê)	500	504	Primeline Utility Services LLC 1st Lien
Kraton Polymers LLC Term Loan			Term Loan B
4.573% due 01/06/22 (Ê)	474	479	7.070% due 11/12/22 (Ê)	248	249
Learfield Communications, LLC 1st Lien			Project Ruby Ultimate Parent Corp. 1st
Term Loan			Lien Term Loan B
4.830% due 12/01/23 (Ê)	371	375	5.074% due 02/09/24 (Ê)	992	1,004
Level 3 Financing, Inc. Term Loan B			Quest Software US Holdings, Inc. 1st
3.696% due 02/22/24 (Ê)	1,500	1,506	Lien Term Loan
Limetree Bay Terminals LLC Term Loan			7.272% due 10/31/22 (Ê)	991	1,011
B			Quintiles IMS, Inc. 1st Lien Term Loan
5.561% due 02/10/24 (Ê)	199	199	B2
MacDermid, Inc. Term Loan B			3.693% due 01/18/25 (Ê)	249	251
4.573% due 06/07/23 (Ê)	461	464	Rackspace Hosting, Inc. 1st Lien Term
MACOM Technology Solutions Term			Loan
Loan			4.385% due 11/03/23 (Ê)	2,491	2,513
3.823% due 05/12/24 (Ê)	248	248	Radio One, Inc. 1st Lien Term Loan B
Match Group, Inc. 1st Lien Term Loan			5.700% due 04/05/23 (Ê)	745	736
B1			Red Ventures LLC 1st Lien Term Loan B
4.059% due 11/16/22 (Ê)	472	477	5.574% due 11/08/24 (Ê)	873	882
MCC Iowa LLC 1st Lien Term Loan M			Red Ventures LLC 2nd Lien Term Loan
3.470% due 01/15/25 (Ê)	371	375	9.573% due 11/08/25 (Ê)	290	292
MGM Growth Properties Operating			Research Now Group, Inc. 1st Lien Term
Partnership, LP Term Loan B			Loan
3.818% due 04/25/23 (Ê)	492	496	7.125% due 11/16/24 (Ê)	375	368
MH Sub I LLC 1st Lien Term Loan			Rexnord LLC 1st Lien Term Loan B
5.338% due 09/15/24 (Ê)	1,746	1,753	3.810% due 08/21/24 (Ê)	188	189
MH Sub I LLC 2nd Lien Term Loan			Reynolds Group Holdings, Inc. 1st Lien
9.088% due 08/16/25 (Ê)	250	251	Term Loan B
Mitchell International, Inc. 2nd Lien			4.323% due 02/05/23 (Ê)	1,979	1,994
Term Loan			RHP Hotel Properties, LP Term Loan B
8.943% due 11/20/25 (Ê)	375	378	3.670% due 05/11/24 (Ê)	373	375
Moran Foods, LLC Term Loan			Riverbed Technology, Inc. Term Loan
7.573% due 12/05/23 (Ê)	62	53	4.830% due 04/27/22 (Ê)	495	489
MORSCO, Inc. Term Loan B			Scientific Games International, Inc. 1st
8.468% due 10/31/23 (Ê)	370	374	Lien Term Loan B4
Navistar International Corp. 1st Lien			4.823% due 08/14/24 (Ê)	2,077	2,087
Term Loan B			SeaWorld Parks & Entertainment Term
5.060% due 11/01/24 (Ê)	750	756	Loan B
NeuStar, Inc. 1st Lien Term Loan B2			4.693% due 03/31/24 (Ê)	1,641	1,638
5.147% due 08/08/24 (Ê)	249	252	Sesac Holdco II LLC 1st Lien Term Loan
NN, Inc. Incremental Term Loan			4.729% due 02/13/24 (Ê)	44	44
4.823% due 04/03/21 (Ê)	970	980	4.823% due 02/13/24 (Ê)	205	206
NPC International, Inc. First Lien Term			Sesac Holdco II LLC 2nd Lien Term
Loan			Loan
5.154% due 04/20/24 (Ê)	995	1,003	8.729% due 02/24/25 (Ê)	250	248
Optiv, Inc. 1st Lien Term Loan			Signode Industrial Group US, Inc. 1st
			Lien Term Loan B
4.625% due 02/01/24 (Ê)	361	342	4.323% due 05/01/21 (Ê)	266	266
PAREXEL International Corp. 1st Lien			4.443% due 05/01/21 (Ê)	246	246
Term Loan B			Sinclair Television Group, Inc. 1st Lien
4.323% due 09/29/24 (Ê)	499	502	Term Loan B

See accompanying notes which are an integral part of this quarterly report.

170 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.000% due 12/12/24 (~)(Ê)(v)	750	756	UPC Financing Partnership 1st Lien
SIRVA Worldwide, Inc. Term Loan			Term Loan AR
7.880% due 11/14/22 (Ê)	165	167	4.059% due 01/15/26 (Ê)	500	502
7.990% due 11/14/22 (Ê)	167	169	USI, Inc. Term Loan B
8.200% due 11/14/22 (Ê)	147	149	4.693% due 05/16/24 (Ê)	748	751
Solarwinds Holdings, Inc. 1st Lien Term			Valeant Pharmaceuticals International,
Loan			Inc. Term Loan B
5.073% due 02/05/23 (Ê)	1,867	1,876	5.060% due 04/02/22 (Ê)	501	508
Solera LLC Term Loan B			Vantiv, LLC Term Loan B4
4.823% due 03/04/23 (Ê)	492	496	3.559% due 08/07/24 (Ê)	750	755
Southcross Energy Partners LP 1st Lien			Varisty Brands, Inc. Term Loan B
Term Loan B			5.074% due 11/29/24 (Ê)	375	379
5.943% due 08/04/21 (Ê)	374	369	Verdesian Life Sciences LLC Term Loan
Spectrum Brands, Inc. 1st Lien Term			6.772% due 07/01/20 (Ê)	375	341
Loan B			Veresen Midstream, Ltd. Term Loan B
3.397% due 06/23/22 (Ê)	467	469	4.693% due 03/31/22 (Ê)	246	249
3.623% due 06/23/22 (Ê)	581	583	VICI Properties 1 LLC Term Loan B
3.651% due 06/23/22 (Ê)	498	500	3.811% due 10/14/22 (Ê)	375	378
Sprint Communications, Inc. 1st Lien			Viewpoint, Inc. 2nd Lien Term Loan
Term Loan B			0.000% due 07/18/25 (~)(Ê)(v)	125	124
4.125% due 02/02/24 (Ê)	1,981	1,985	W3 Co. Term Loan B
SS&C Technologies, Inc. 1st Lien Term			0.000% due 03/08/22 (Ê)(v)	(1)	(1)
Loan B1			7.567% due 03/08/22 (Ê)	374	371
3.823% due 07/08/22 (Ê)	381	383	7.693% due 03/08/22 (Ê)	1	1
Station Casinos LLC 1st Lien Term			Wastequip LLC Term Loan
Loan B
4.070% due 06/08/23 (Ê)	499	501	6.073% due 08/09/19 (Ê)	234	234
Steak n Shake Operations, Inc. Term			Weight Watchers International, Inc. 1st
Loan			Lien Term Loan B
5.330% due 03/19/21 (Ê)	456	386	6.320% due 11/29/24 (Ê)	64	64
Tempo Acquisition LLC Term Loan B			6.450% due 11/29/24 (Ê)	274	277
4.573% due 05/01/24 (Ê)	249	250	York Risk Services Group, Inc.
TerraForm AP Acquisition Holdings LLC			Covenant-Lite Term Loan B
Term Loan B			5.323% due 10/01/21 (Ê)	124	122
5.943% due 06/26/22 (Ê)	651	654			119,319
TKC Holdings, Inc. 1st Lien Term Loan			Mortgage-Backed Securities - 16.5%
6.030% due 02/01/23 (Ê)	495	501	Alternative Loan Trust
6.030% due 02/02/23 (Ê)	1	1	Series 2005-27 Class 1A1
TKC Holdings, Inc. 2nd Lien Term Loan			1.424% due 08/25/35 (~)(Ê)	476	413
9.780% due 02/01/24 (Ê)	499	502	Series 2005-59 Class 1A1
TMS International Corp. Term Loan B			0.862% due 11/20/35 (Ê)	408	385
4.631% due 08/09/24 (Ê)	363	364	Series 2006-OA10 Class 3A1
Trader Corp. Term Loan B			1.428% due 08/25/46 (Ê)	609	498
4.686% due 09/28/23 (Ê)	458	458	American Home Mortgage Investment
Trans Union LLC 1st Lien Term Loan B3			Trust
3.573% due 04/09/23 (Ê)	496	499	Series 2007-1 Class GA1C
Transdigm Group, Inc. 1st Lien Term			0.360% due 05/25/47 (Ê)	1,203	895
Loan F			Banc of America Commercial Mortgage
4.443% due 06/09/23 (Ê)	339	342	Trust
Transdigm Group, Inc. 1st Lien Term			Series 2008-1 Class AJ
Loan G			6.283% due 02/10/51 (~)(Ê)	350	350
4.573% due 08/22/24 (Ê)	113	114	Bear Stearns Alt-A Trust
4.693% due 08/22/24 (Ê)	385	388	Series 2005-7 Class 21A1
TransDigm, Inc. 1st Lien Term Loan F			2.871% due 09/25/35 (~)(Ê)	724	732
4.323% due 06/09/23 (Ê)	651	656	Series 2005-8 Class 21A1
Tribune Co. Term Loan B			2.824% due 10/25/35 (~)(Ê)	240	239
4.573% due 01/27/24 (Ê)	190	190	Series 2006-6 Class 1A1
Tribune Media Co. 1st Lien Term Loan B			0.541% due 11/25/36 (Ê)	741	740
4.573% due 12/27/20 (Ê)	15	15	Bear Stearns Commercial Mortgage
TruGreen, LP Term Loan			Securities Trust
5.536% due 04/13/23 (Ê)	818	826	Series 2007-T28 Class D
UFC Holdings LLC 1st Lien Term Loan			6.090% due 09/11/42 (~)(Å)(Ê)	135	135
4.820% due 08/18/23 (Ê)	247	248	Citigroup Commercial Mortgage Trust
UFC Holdings LLC 2nd Lien Term Loan			Series 2014-GC21 Class D
9.067% due 08/18/24 (Ê)	215	219	4.996% due 05/10/47 (~)(Ê)(Þ)	345	300
United Airlines, Inc. Term Loan			COBALT CMBS Commercial Mortgage
3.772% due 04/01/24 (Ê)	993	997	Trust
			5.855% due 05/15/46 (~)(Ê)	413	415

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 171

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Commercial Mortgage Pass Through			Series 2017-C05 Class 1B1
Certificates			4.824% due 01/25/30 (Ê)	1,010	1,043
Series 2012-CR3 Class E			Series 2017-C06 Class 2M2
4.770% due 10/15/45 (~)(Å)(Ê)	295	249	4.028% due 02/25/30 (Ê)	240	252
Commercial Mortgage Trust			Fannie Mae REMICS
Series 2012-LC4 Class E			Series 2010-35 Class SG
4.250% due 12/10/44 (Å)	454	345	Interest Only STRIP
Series 2014-CR18 Class D			5.418% due 04/25/40 (Ê)	668	120
4.896% due 07/15/47 (~)(Ê)(Þ)	266	231	Series 2010-140 Class GS
Series 2014-CR18 Class E			Interest Only STRIP
3.600% due 07/15/47 (Å)	110	70	5.229% due 07/25/39 (Ê)	759	71
Countrywide Alternative Loan Trust			Series 2011-59 Class BI
Series 2006-45T1 Class 2A7			Interest Only STRIP
1.578% due 02/25/37 (Ê)	331	189	6.000% due 08/25/40	780	55
Series 2006-OA10 Class 2A1			Series 2011-98 Class AI
1.424% due 08/25/46 (Ê)	210	162	Interest Only STRIP
Series 2006-OA10 Class 4A1			3.500% due 11/25/37	2,089	120
0.411% due 08/25/46 (Ê)	821	639	Series 2011-101 Class SA
Credit Suisse Mortgage Trust			Interest Only STRIP
Series 2007-C4 Class C			5.122% due 10/25/41 (Ê)	861	114
6.275% due 09/15/39 (~)(Å)(Ê)	213	216	Series 2012-36 Class SN
CSAIL Commercial Mortgage Trust			Interest Only STRIP
Series 2015-C1 Class D			5.672% due 04/25/42 (Ê)	482	77
3.944% due 04/15/50 (~)(Ê)(Þ)	500	442	Series 2012-49 Class QI
Deutsche ALT-A Securities, Inc.			Interest Only STRIP
Alternate Loan Trust			4.500% due 12/25/40	1,566	238
Series 2007-OA3 Class A1			Series 2012-103 Class SD
0.918% due 07/25/47 (Ê)	359	339	Interest Only STRIP
Fannie Mae			4.813% due 09/25/42 (Ê)	388	75
4.000% due 2047	1,000	1,034	Series 2013-27 Class PI
30 Year TBA(Ï)			Interest Only STRIP
3.500%	7,000	7,085	3.000% due 12/25/41	8,361	658
4.000%	6,000	6,115	Series 2013-35 Class IP
Fannie Mae Connecticut Avenue			Interest Only STRIP
Securities			3.000% due 06/25/42	1,107	90
Series 2015-C04 Class 1M2
6.136% due 04/25/28 (Ê)	307	354	Series 2013-41 Class SP
			Interest Only STRIP
Series 2016-C01 Class 1B			5.422% due 06/25/40 (Ê)	1,416	122
12.274% due 08/25/28 (Ê)	538	809	Series 2015-4425 Class IO
Series 2016-C02 Class 1B			Interest Only STRIP
12.688% due 09/25/28 (Ê)	609	939	4.000% due 01/15/45	906	166
Series 2016-C02 Class 1M2
6.438% due 09/25/28 (Ê)	312	370	Series 2016-24 Class CI
			Interest Only STRIP
Series 2016-C03 Class 1M2			4.000% due 02/25/46	597	103
5.739% due 10/25/28 (Ê)	581	684	Series 2016-70 Class QI
Series 2016-C03 Class 2M2			Interest Only STRIP
6.189% due 10/25/28 (Ê)	545	634	3.500% due 10/25/46	2,882	425
Series 2016-C05 Class 2B
11.244% due 01/25/29 (Ê)	40	55	Series 2016-97 Class KI
			Interest Only STRIP
Series 2016-C05 Class 2M2			3.000% due 06/25/40	1,654	180
4.944% due 01/25/29 (Ê)	553	622	Series 2016-102 Class JI
Series 2016-C06 Class 1M2			Interest Only STRIP
4.775% due 04/25/29 (Ê)	789	896	3.500% due 02/25/46	1,891	289
Series 2016-C07 Class 2M2
4.885% due 04/25/29 (Ê)	785	878	Series 2016-104 Class NI
			Interest Only STRIP
Series 2017-C01 Class 1B1			5.000% due 04/25/38	1,523	46
6.516% due 07/25/29 (Å)(Ê)	567	680	Series 2017-2 Class KI
Series 2017-C01 Class 1M2			Interest Only STRIP
4.316% due 07/25/29 (Ê)	180	196	4.000% due 02/25/47	2,522	451
Series 2017-C02 Class 2B1
6.477% due 09/25/29 (Ê)	500	572	Series 2017-7 Class JI
			Interest Only STRIP
Series 2017-C02 Class 2M2			4.000% due 02/25/47	969	173
4.887% due 09/25/29 (Ê)	472	515	Series 2017-15 Class LI
Series 2017-C03 Class 1B1			Interest Only STRIP
5.842% due 10/25/29 (Ê)	100	113	4.000% due 06/25/46	1,024	168

See accompanying notes which are an integral part of this quarterly report.

172 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-48 Class LI			Series 2015-4510 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/25/47	1,991	403	3.000% due 03/15/40	2,766	271
Series 2017-72 Class GI			Series 2015-4530 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	3,721	624	4.000% due 11/15/45	456	79
Series 2017-74 Class JI			Series 2015-4531 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	1,063	175	3.500% due 05/15/43	643	97
Series 2017-78 Class KI			Series 2016-4550 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/47	756	154	3.000% due 10/15/40	1,585	208
Series 2017-113 Class IO			Series 2016-4560 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 01/25/38	1,708	277	3.500% due 05/15/45	706	108
Series 2017-4666 Class AI			Series 2016-4601 Class IC
Interest Only STRIP			Interest Only STRIP
3.000% due 09/15/35	5,635	434	4.000% due 12/15/45	729	117
Series 2018-1 Class JI			Series 2016-4621 Class QI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/25/48	1,300	267	3.500% due 10/15/46	1,451	193
Freddie Mac REMICS			Series 2016-4629 Class GI
Series 2011-3904 Class NI			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/45	1,618	240
3.500% due 08/15/26	893	83	Series 2016-4635 Class PI
Series 2012-3981 Class WS			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/46	737	127
5.323% due 05/15/41 (Ê)	1,098	129	Series 2017-4658 Class CI
Series 2012-3984 Class DS			Interest Only STRIP
Interest Only STRIP			3.500% due 07/15/40	2,126	268
4.961% due 01/15/42 (Ê)	1,160	152	Series 2017-4663 Class KI
Series 2012-4073 Class AS			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/42	2,276	284
5.512% due 08/15/38 (Ê)	662	53	Series 2017-4663 Class PI
Series 2012-4074 Class KS			Interest Only STRIP
Interest Only STRIP			4.000% due 03/15/47	1,521	271
5.706% due 02/15/41 (Ê)	1,269	197	Series 2017-4663 Class TI
Series 2012-4099 Class BI			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/42	1,383	174
3.500% due 06/15/39	905	98	Series 2017-4707 Class AI
Series 2012-4127 Class PI			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/47	950	171
4.500% due 07/15/42	1,509	301	Freddie Mac Strips
Series 2013-4182 Class PI			Series 2014-324 Class C21
Interest Only STRIP			Interest Only STRIP
3.000% due 12/15/41	7,497	560	6.000% due 06/15/39	2,040	531
Series 2014-4299 Class JI			Freddie Mac Structured Agency Credit
Interest Only STRIP			Risk Debt Notes
4.000% due 07/15/43	1,200	184	Series 2015-DNA2 Class B
Series 2014-4386 Class IL			8.541% due 12/25/27 (Ê)	520	654
Interest Only STRIP			Series 2015-DNA3 Class B
4.000% due 12/15/43	958	181	9.875% due 04/25/28 (Ê)	774	1,042
Series 2014-4389 Class IA			Series 2015-HQ1 Class B
Interest Only STRIP			11.274% due 03/25/25 (Ê)	606	836
4.000% due 09/15/44	466	90	Series 2016-DNA1 Class M3
Series 2014-4413 Class HI			5.986% due 07/25/28 (Ê)	500	603
Interest Only STRIP			Series 2016-DNA3 Class M3
3.500% due 03/15/40	1,276	150	5.756% due 12/25/28 (Ê)	746	879
Series 2014-4421 Class PS			Series 2016-HQA1 Class M3
Interest Only STRIP			6.792% due 09/25/28 (Ê)	250	308
5.642% due 02/15/44 (Ê)	612	86	Series 2016-HQA2 Class M3
Series 2015-4475 Class CI			5.674% due 11/25/28 (Ê)	583	691
Interest Only STRIP			Series 2016-HQA3 Class M3
3.500% due 01/15/44	1,394	226	4.374% due 03/25/29 (Ê)	899	1,013
			Series 2016-HQA4 Class M3
			4.427% due 04/25/29 (Ê)	797	899

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 173

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-DNA1 Class B1			Series 2014-39 Class LI
5.729% due 07/25/29 (Ê)	496	564	Interest Only STRIP
Series 2017-HQA1 Class B1			3.500% due 01/20/40	2,179	169
6.216% due 08/25/29 (Ê)	525	581	Series 2014-58 Class SA
Series 2017-HQA1 Class M2			Interest Only STRIP
4.787% due 08/25/29 (Ê)	425	464	4.869% due 04/20/44 (Ê)	2,338	339
Ginnie Mae			Series 2014-69 Class IG
Series 2009-121 Class DI			Interest Only STRIP
Interest Only STRIP			5.000% due 09/20/43	3,266	627
4.500% due 12/16/39	1,692	318	Series 2014-132 Class IO
Series 2009-121 Class UI			Interest Only STRIP
Interest Only STRIP			5.000% due 09/20/44	636	140
5.000% due 12/20/39	140	31	Series 2014-161 Class HI
Series 2010-9 Class UI			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/44	577	100
5.000% due 01/20/40	8,407	1,798	Series 2014-H06 Class BI
Series 2010-35 Class QI			Interest Only STRIP
Interest Only STRIP			1.482% due 02/20/64 (~)(Ê)	2,312	133
4.500% due 03/20/40	634	129	Series 2014-H06 Class TR
Series 2010-62 Class SD			Interest Only STRIP
Interest Only STRIP			1.429% due 03/20/64 (~)(Ê)	3,155	163
5.512% due 05/20/40 (Ê)	1,380	204	Series 2014-H08 Class BI
Series 2010-134 Class ES			Interest Only STRIP
Interest Only STRIP			1.454% due 04/20/64 (~)(Ê)	2,811	224
5.022% due 11/20/39 (Ê)	2,392	198	Series 2014-H08 Class CI
Series 2010-H20 Class IF			Interest Only STRIP
Interest Only STRIP			1.485% due 03/20/64 (~)(Ê)	3,132	193
1.449% due 10/20/60 (~)(Ê)	1,956	123	Series 2014-H09 Class AI
Series 2011-17 Class S			Interest Only STRIP
Interest Only STRIP			1.429% due 01/20/64 (~)(Ê)	2,316	122
5.072% due 02/20/41 (Ê)	1,560	228	Series 2014-H13 Class BI
Series 2011-22 Class PS			Interest Only STRIP
Interest Only STRIP			1.593% due 05/20/64 (~)(Ê)	3,281	204
5.022% due 07/20/40 (Ê)	2,024	164	Series 2014-H23 Class BI
Series 2011-148 Class SN			Interest Only STRIP
Interest Only STRIP			1.564% due 11/20/64 (~)(Ê)	3,674	306
5.462% due 11/16/41 (Ê)	1,017	195	Series 2014-H25 Class BI
Series 2011-151 Class SC			Interest Only STRIP
Interest Only STRIP			1.676% due 12/20/64 (~)(Ê)	3,029	242
5.983% due 07/16/40 (Ê)	493	54	Series 2015-35 Class AI
Series 2011-168 Class IO			Interest Only STRIP
Interest Only STRIP			5.000% due 03/16/45	824	179
5.500% due 10/16/37	492	32	Series 2015-62 Class IL
Series 2012-122 Class PI			Interest Only STRIP
Interest Only STRIP			3.500% due 02/16/42	1,862	267
4.000% due 04/20/42	285	46	Series 2015-89 Class LI
Series 2013-18 Class GI			Interest Only STRIP
Interest Only STRIP			5.000% due 12/20/44	821	156
3.500% due 05/20/41	689	79	Series 2015-96 Class NI
Series 2013-34 Class HI			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/39	1,388	138
4.500% due 03/20/43	427	88	Series 2015-105 Class LI
Series 2013-77 Class UI			Interest Only STRIP
Interest Only STRIP			5.000% due 10/20/39	459	102
4.500% due 03/20/41	2,989	465	Series 2015-106 Class CI
Series 2013-99 Class AS			Interest Only STRIP
Interest Only STRIP			4.000% due 05/20/45	1,254	199
5.311% due 06/20/43 (Ê)	389	78	Series 2015-167 Class BI
Series 2013-182 Class SP			Interest Only STRIP
Interest Only STRIP			4.500% due 04/16/45	824	185
5.961% due 12/20/43 (Ê)	352	58	Series 2015-H01 Class BI
Series 2013-H24 Class AI			Interest Only STRIP
Interest Only STRIP			1.567% due 01/20/65 (~)(Ê)	6,251	432
1.472% due 09/20/63 (~)(Ê)	4,347	227	Series 2015-H03 Class DI
			Interest Only STRIP
			1.884% due 01/20/65 (~)(Ê)	2,462	227

See accompanying notes which are an integral part of this quarterly report.

174 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-H04 Class AI			Series 2016-H24 Class CI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	3,092	267	1.703% due 10/20/66 (~)(Ê)	4,437	406
Series 2015-H08 Class BI			Series 2016-H24 Class JI
Interest Only STRIP			Interest Only STRIP
2.082% due 03/20/65 (~)(Ê)(Š)	992	86	2.721% due 11/20/66 (~)(Ê)	1,537	201
Series 2015-H22 Class HI			Series 2017-5 Class IO
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,267	349	5.000% due 01/20/47	1,274	315
Series 2016-47 Class CI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	674	105	4.000% due 12/20/46	1,293	208
Series 2016-49 Class IO			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	655	139	3.500% due 09/20/43	1,926	268
Series 2016-77 Class SC			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	687	113	5.000% due 02/20/40	1,134	172
Series 2016-123 Class IQ			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	4,257	386	4.500% due 08/20/41	3,098	654
Series 2016-136 Class YI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/45	464	64	4.000% due 08/20/44	2,979	569
Series 2016-138 Class DI			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	550	99	4.000% due 01/20/46	1,438	249
Series 2016-150 Class I			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	2,769	582	4.000% due 01/20/47	1,336	203
Series 2016-154 Class AI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	1,536	65	4.000% due 08/20/47	733	125
Series 2016-154 Class IB			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/39	671	148	3.500% due 01/20/47	5,262	823
Series 2016-156 Class PI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/46	1,188	162	4.500% due 09/20/47	1,458	299
Series 2016-167 Class SB			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
5.022% due 04/20/38 (Ê)	5,236	190	3.500% due 09/20/47	1,745	277
Series 2016-168 Class AI			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	3,202	291	2.195% due 12/20/66 (~)(Ê)	4,314	562
Series 2016-H04 Class KI			Series 2017-H03 Class HI
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	727	62	1.543% due 01/20/67 (~)(Ê)	3,786	290
Series 2016-H06 Class AI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
2.279% due 02/20/66 (Ê)	1,565	130	2.403% due 02/20/67 (~)(Ê)	2,884	414
Series 2016-H12 Class AI			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
1.643% due 07/20/65 (~)(Ê)	3,285	284	1.565% due 02/20/67 (~)(Ê)	2,192	156
Series 2016-H14 Class AI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
2.467% due 06/20/66 (~)(Ê)	3,546	423	2.377% due 02/20/67 (~)(Ê)	1,330	193
Series 2016-H17 Class DI			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)	2,782	312	2.236% due 02/20/67 (~)(Ê)	3,165	429
Series 2016-H22 Class IO			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	2,396	251	1.823% due 03/20/67 (~)(Ê)	1,854	225
Series 2016-H23 Class NI			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
2.830% due 10/20/66 (~)(Ê)	3,295	438	1.774% due 04/20/67 (~)(Ê)	4,918	540

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 175

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H10 Class MI			Series 2014-20 Class SQ
Interest Only STRIP			Interest Only STRIP
1.714% due 04/20/67 (~)(Ê)	3,232	316	5.122% due 07/20/43 (Ê)	1,733	226
Series 2017-H11 Class NI			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
2.105% due 05/20/67 (~)(Ê)(Š)	2,649	340	3.500% due 05/20/28	806	75
Series 2017-H14 Class JI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,432	351	3.500% due 08/20/28	3,207	254
Series 2017-H16 Class HI			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	3,906	369	3.500% due 08/20/45	1,487	224
Series 2017-H16 Class IB			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	5,952	657	4.000% due 11/20/40	2,211	330
Series 2017-H16 Class JI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)	2,389	361	1.684% due 03/20/65 (~)(Ê)(Š)	419	35
Series 2017-H20 Class GI			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
2.158% due 09/20/67 (Ê)(Š)	7,860	965	1.797% due 04/20/65 (~)(Ê)	1,011	83
Series 2018-H01 Class AI			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
2.086% due 01/20/68 (Ê)(Š)	2,871	428	1.936% due 06/20/65 (~)(Ê)	718	66
Ginnie Mae II			Series 2015-H18 Class IA
30 Year TBA(Ï)			Interest Only STRIP
4.000%	2,000	2,069	1.816% due 06/20/65 (~)(Ê)	529	38
4.500%	4,000	4,180	Series 2015-H24 Class BI
Ginnie Mae REMICS			Interest Only STRIP
Class IA			1.604% due 08/20/65 (~)(Ê)(Š)	1,353	74
Interest Only STRIP			Series 2015-H25 Class AI
4.000% due 01/16/43	1,329	210	Interest Only STRIP
Series 2010-167 Class SG			1.614% due 09/20/65 (~)(Ê)(Š)	986	81
Interest Only STRIP			Series 2015-H26 Class GI
5.237% due 08/16/38 (Ê)	4,111	207	Interest Only STRIP
Series 2011-135 Class DI			1.780% due 10/20/65 (~)(Ê)	558	55
Interest Only STRIP			Series 2016-129 Class PI
5.000% due 04/16/40	1,198	283	Interest Only STRIP
Series 2011-H16 Class FI			4.500% due 06/20/45	1,073	225
Interest Only STRIP			Series 2016-147 Class BI
1.035% due 07/20/61 (~)(Ê)	1,805	81	Interest Only STRIP
Series 2012-103 Class CI			4.000% due 10/20/46	487	93
Interest Only STRIP			Series 2016-H16 Class DI
3.500% due 08/16/42	1,624	324	Interest Only STRIP
Series 2012-129 Class IO			2.194% due 06/20/66 (~)(Ê)	1,863	219
Interest Only STRIP			Series 2016-H18 Class QI
4.500% due 11/16/42	562	137	Interest Only STRIP
Series 2012-H10 Class AI			1.975% due 06/20/66 (~)(Ê)	2,320	288
Interest Only STRIP			Series 2017-6 Class DI
1.171% due 12/20/61 (~)(Ê)	6,766	292	Interest Only STRIP
Series 2012-H11 Class FI			3.500% due 01/20/44	1,141	148
Interest Only STRIP			Series 2017-17 Class EI
1.224% due 02/20/62 (~)(Ê)	8,214	413	Interest Only STRIP
Series 2012-H29 Class CI			4.000% due 09/20/44	2,932	365
Interest Only STRIP			Series 2017-38 Class DI
1.409% due 02/20/62 (~)(Ê)	5,610	322	Interest Only STRIP
Series 2013-6 Class AI			5.000% due 03/16/47	853	198
Interest Only STRIP			Series 2017-120 Class IJ
3.500% due 08/20/39	911	129	Interest Only STRIP
Series 2013-23 Class IK			4.000% due 04/20/47	3,959	554
Interest Only STRIP			Series 2017-123 Class IO
3.000% due 09/20/37	1,529	164	Interest Only STRIP
Series 2013-H15 Class CI			5.000% due 08/16/47	1,362	329
Interest Only STRIP			Series 2017-132 Class IB
1.772% due 07/20/63 (~)(Ê)	3,081	175	Interest Only STRIP
			5.500% due 09/20/47	1,275	281

See accompanying notes which are an integral part of this quarterly report.

176 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-136 Class IG			Series 2014-GC22 Class D
Interest Only STRIP			4.801% due 06/10/47 (~)(Å)(Ê)	848	720
3.500% due 02/20/44	2,621	315	JPMBB Commercial Mortgage Securities
Series 2017-136 Class IY			Trust
Interest Only STRIP			Series 2013-C12 Class D
5.000% due 03/20/45	1,417	298	4.086% due 07/15/45 (~)(Ê)	167	152
Series 2017-141 Class ID			Series 2013-C14 Class F
Interest Only STRIP			3.598% due 08/15/46 (~)(Å)(Ê)	650	468
3.500% due 07/20/47	1,558	242	Series 2013-C17 Class D
Series 2017-H03 Class EI			4.887% due 01/15/47 (~)(Ê)(Þ)	553	509
Interest Only STRIP			Series 2014-C18 Class D
2.373% due 01/20/67 (~)(Ê)	1,800	262	4.814% due 02/15/47 (~)(Ê)(Þ)	272	237
Series 2017-H06 Class BI			Series 2014-C19 Class D
Interest Only STRIP			4.820% due 04/15/47 (~)(Å)(Ê)	200	178
2.256% due 02/20/67 (~)(Ê)	4,155	541	Series 2014-C26 Class D
Series 2017-H06 Class MI			3.926% due 01/15/48 (~)(Å)(Ê)	333	285
Interest Only STRIP			JPMorgan Alternative Loan Trust
2.170% due 02/20/67 (~)(Ê)	2,879	344	Series 2007-A2 Class 12A1
Series 2017-H08 Class NI			1.438% due 06/25/37 (Ê)	217	135
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
2.147% due 03/20/67 (~)(Ê)	5,425	686	Securities Trust
Government National Mortgage			Series 2007-CB20 Class E
Association			6.487% due 02/12/51 (~)(Å)(Ê)	901	905
Series 2010-35 Class DI			Series 2012-C6 Class E
Interest Only STRIP			5.365% due 05/15/45 (~)(Ê)(Þ)	500	442
4.500% due 03/20/40	1,629	347	Series 2012-LC9 Class E
Series 2010-50 Class QS			4.415% due 12/15/47 (~)(Å)(Ê)	616	562
Interest Only STRIP			loanDepot Station Place Agency
6.018% due 12/20/38 (Ê)	2,348	137	Securitization Trust
Series 2014-60 Class SE			Series 2017-LD1 Class A
Interest Only STRIP			2.150% due 11/25/50 (Å)(Ê)	694	690
5.574% due 04/20/44 (Ê)	607	93	Merrill Lynch Mortgage Trust
Series 2014-H11 Class GI			Series 2008-C1 Class D
Interest Only STRIP			6.475% due 02/12/51 (~)(Å)(Ê)	175	174
1.480% due 06/20/64 (~)(Ê)	2,904	227	Morgan Stanley Bank of America Merrill
Series 2015-80 Class IA			Lynch Trust
Interest Only STRIP			Series 2013-C12 Class E
4.500% due 06/20/45	503	91	4.764% due 10/15/46 (~)(Å)(Ê)	219	183
			Series 2014-C15 Class D
Series 2015-89 Class IP			5.057% due 04/15/47 (~)(Å)(Ê)	601	553
Interest Only STRIP
4.000% due 02/20/45	897	168	Series 2014-C17 Class D
Series 2015-149 Class KI			4.855% due 08/15/47 (~)(Ê)(Þ)	400	338
Interest Only STRIP			Series 2014-C18 Class D
4.000% due 10/20/45	681	130	3.389% due 10/15/47 (Å)	543	408
Series 2016-27 Class IB			Morgan Stanley Capital I Trust
Interest Only STRIP			Series 2007-HQ11 Class AJ
4.000% due 11/20/45	1,695	303	5.508% due 02/12/44 (~)(Ê)	93	92
			Series 2008-T29 Class B
Series 2016-37 Class IW			6.275% due 01/11/43 (~)(Å)(Ê)	350	356
Interest Only STRIP
4.500% due 02/20/46	2,042	419	Series 2008-T29 Class D
Series 2016-104 Class GI			6.275% due 01/11/43 (~)(Å)(Ê)	337	337
Interest Only STRIP			Series 2011-C3 Class G
4.500% due 01/20/46	986	146	5.188% due 07/15/49 (~)(Å)(Ê)	384	333
Series 2016-H20 Class BI			Station Place Securitization Trust
Interest Only STRIP			Series 2017-1 Class A
1.562% due 09/20/66 (~)(Ê)	2,894	226	1.673% due 02/25/49 (Å)(Ê)	104	104
GS Mortgage Securities Corp. II			Structured Asset Mortgage Investments
Series 2013-GC10 Class E			II Trust
4.411% due 02/10/46 (~)(Å)(Ê)	508	409	Series 2006-AR7 Class A1BG
			0.288% due 08/25/36 (Ê)	387	354
GS Mortgage Securities Trust			UBS-Barclays Commercial Mortgage
Series 2011-GC5 Class D			Trust
5.400% due 08/10/44 (~)(Å)(Ê)	836	812	Series 2012-C2 Class E
Series 2013-GC16 Class D			4.886% due 05/10/63 (~)(Ê)(Þ)	155	129
5.493% due 11/10/46 (~)(Ê)(Þ)	140	135	Series 2012-C2 Class F
Series 2014-GC18 Class D			5.000% due 05/10/63 (~)(Å)(Ê)	221	147
4.948% due 01/10/47 (~)(Ê)(Þ)	382	326

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 177

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
Washington Mutual Mortgage Pass-					EURO STOXX 50 Index

Through Certificates Trust					Morgan Stanley Feb 2018 3,750.00	EUR	6,563	(ÿ)	2
Series 2005-AR1 Class A2B					Call (175)

1.392% due 01/25/45 (Ê)		62		60	Morgan Stanley Mar 2018 3,425.00	EUR	2,398	(ÿ)	21
Series 2005-AR10 Class 1A3					Put (70)
2.502% due 09/25/35 (~)(Ê)		733		741	Fannie Mae Bonds
Series 2005-AR19 Class A1B3					JPMorgan Chase Mar 2018 98.46	USD	34,000	(ÿ)	101
0.875% due 12/25/45 (Ê)		80		79	Call (34,000,000)
Wells Fargo Commercial Mortgage Trust					JPMorgan Chase Mar 2018 101.25	USD	24,000	(ÿ)	58
					Call (24,000,000)
Series 2012-LC5 Class D					JPMorgan Chase Feb 2018 96.30
4.935% due 10/15/45 (~)(Ê)(Þ)		250		225		USD	8,000	(ÿ)	—
					Call (8,000,000)
Series 2013-LC12 Class D					JPMorgan Chase Apr 2018 98.19
4.434% due 07/15/46 (~)(Ê)(Þ)		492		411		USD	5,000	(ÿ)	25
					Call (5,000,000)
Series 2014-LC16 Class D					JPMorgan Chase Apr 2018 98.31
3.938% due 08/15/50 (Å)		469		385	Call (5,000,000)	USD	5,000	(ÿ)	23
Wells Fargo Mortgage-Backed Securities					JPMorgan Chase Apr 2018 98.44
Trust					Call (5,000,000)	USD	5,000	(ÿ)	20
Series 2006-AR2 Class 1A1					JPMorgan Chase Apr 2018 98.47
3.539% due 03/25/36 (~)(Ê)		132		132	Call (5,000,000)	USD	5,000	(ÿ)	20

Series 2006-AR5 Class 1A1					JPMorgan Chase Apr 2018 98.56	USD	5,000	(ÿ)	18
3.337% due 04/25/36 (~)(Ê)		134		135	Call (5,000,000)

WFRBS Commercial Mortgage Trust					JPMorgan Chase Apr 2018 98.59	USD	5,000	(ÿ)	17
Series 2011-C2 Class D					Call (5,000,000)
5.602% due 02/15/44 (~)(Ê)(Þ)		362		363	JPMorgan Chase Apr 2018 98.72	USD	5,000	(ÿ)	15
Series 2011-C4 Class F					Call (5,000,000)
5.000% due 06/15/44 (~)(Å)(Ê)		998		726	JPMorgan Chase Mar 2018 99.09	USD	5,000	(ÿ)	68
					Put (5,000,000)
Series 2012-C7 Class D					JPMorgan Chase Mar 2018 99.21
4.985% due 06/15/45 (~)(Ê)(Þ)		140		121		USD	5,000	(ÿ)	73
					Put (5,000,000)
Series 2012-C7 Class E					JPMorgan Chase Mar 2018 99.34
4.833% due 06/15/45 (~)(Ê)(Þ)		550		445	Put (5,000,000)	USD	5,000	(ÿ)	78
Series 2012-C10 Class D					FTSE 100 Index
4.452% due 12/15/45 (~)(Ê)(Þ)		795		690	Morgan Stanley Mar 2018 7,300.00
Series 2014-C19 Class D					Put (105)	GBP	7,665	(ÿ)	89
4.234% due 03/15/47 (Þ)		67		58	S&P 500 Index
				110,987	Morgan Stanley Mar 2018 2,775.00	USD	8,325	(ÿ)	238
Total Long-Term Investments					Call (30)
					Morgan Stanley Mar 2018 2,825.00
(cost $400,538)				401,579	Call (70)	USD	19,775	(ÿ)	318
					Morgan Stanley Mar 2018 2,900.00
Options Purchased - 0.7%					Call (105)	USD	30,450	(ÿ)	134
(Number of Contracts)					Morgan Stanley Feb 2018 2,800.00
Cross Currency Options					Call (36)	USD	10,080	(ÿ)	156

(AUD/USD)					Morgan Stanley Mar 2018 2,545.00	USD	44,538	(ÿ)	94
Morgan Stanley Mar 2018 0.74 Put					Put (175)

(15,000,000)	AUD	15,000	(ÿ)	—	Morgan Stanley Mar 2018 2,690.00	USD	47,075	(ÿ)	251
Cross Currency Options					Put (175)
(EUR/CHF)					Morgan Stanley Jan 2018 2,625.00	USD	45,938	(ÿ)	1
Morgan Stanley Feb 2018 1.14 Put					Put (175)
	EUR	17,500	(ÿ)	30	Morgan Stanley Feb 2018 2,375.00
(17,500,000)						USD	49,875	(ÿ)	8
Cross Currency Options					Put (210)
					Morgan Stanley Feb 2018 2,400.00
(EUR/USD)						USD	50,400	(ÿ)	9
Morgan Stanley Feb 2018 1.20 Call					Put (210)
	EUR	22,500	(ÿ)	946	Morgan Stanley Feb 2018 2,540.00
(22,500,000)						USD	44,450	(ÿ)	38
Cross Currency Options					Put (175)
					Morgan Stanley Feb 2018 2,600.00
(GBP/USD)					Put (175)	USD	45,500	(ÿ)	31
Morgan Stanley Jul 2018 1.38 Put	GBP	28,000	(ÿ)	434	Morgan Stanley Feb 2018 2,650.00
(28,000,000)					Put (175)	USD	46,375	(ÿ)	92
Cross Currency Options					Swaptions
(USD/JPY)					(Counterparty, Fund Receives/Fund
Morgan Stanley Apr 2018 110.00	USD	22,500	(ÿ)	507	Pays, Notional, Termination Date)
Put (22,500,000)					(Citigroup, USD 2.195%/USD 3 Month
Cross Currency Options					LIBOR, USD 3,989, 03/07/28)
(USD/TWD)					JPMorgan Chase Mar 2018 0.00

Morgan Stanley Jul 2018 30.20	USD	17,500	(ÿ)	42	Call (1)		3,989	(ÿ)	—
Call (17,500,000)					(Citigroup, USD 2.391%/USD 3 Month

Morgan Stanley Apr 2018 31.00	USD	17,500	(ÿ)	5	LIBOR, USD 10,636, 02/12/28)
Call (17,500,000)

See accompanying notes which are an integral part of this quarterly report.

178 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$			or Shares		$
JPMorgan Chase Feb 2018 0.00				(Goldman Sachs, USD 3 Month LIBOR/
	10,637	(ÿ)	—
Call (1)				USD 2.615%, USD 7,978, 02/15/28)

(Citigroup, USD 2.442%/USD 3 Month				JPMorgan Chase Feb 2018 0.00		7,978	(ÿ)	101
LIBOR, USD 3,989, 02/27/28)				Put (1)
JPMorgan Chase Feb 2018 0.00				(Morgan Stanley, USD 3 Month LIBOR/
	3,989	(ÿ)	1
Call (1)				USD 2.660%, USD 7,978, 02/22/28)

(Citigroup, USD 2.443%/USD 3 Month				JPMorgan Chase Feb 2018 0.00		7,978	(ÿ)	82
LIBOR, USD 7,978, 03/14/28)				Put (1)
JPMorgan Chase Mar 2018 0.00				(Morgan Stanley, USD 3 Month LIBOR/
	7,978	(ÿ)	5
Call (1)				USD 2.742%, USD 10,636, 02/22/28)

(Citigroup, USD 2.493%/USD 3 Month				JPMorgan Chase Feb 2018 0.00		10,637	(ÿ)	61
LIBOR, USD 7,978, 02/16/28)				Put (1)
JPMorgan Chase Feb 2018 0.00				(Morgan Stanley, USD 3 Month LIBOR/
	7,978	(ÿ)	1
Call (1)				USD 2.834%, USD 7,978, 03/02/28)

(Citigroup, USD 2.637%/USD 3 Month				JPMorgan Chase Feb 2018 0.00		7,978	(ÿ)	29
LIBOR, USD 5,318, 02/22/28)				Put (1)
JPMorgan Chase Feb 2018 0.00				United States 5 Year
	5,318	(ÿ)	9
Call (1)				Treasury Note Futures
(Citigroup, USD 2.692%/USD 3 Month				Morgan Stanley Mar 2018 115.50
LIBOR, USD 5,318, 02/22/28)				Call (175)	USD	20,213	(ÿ)	18

JPMorgan Chase Feb 2018 0.00	5,318	(ÿ)	16	Merrill Lynch Mar 2018 116.00	USD	121,800	(ÿ)	57
Call (1)				Call (1,050)
(Goldman Sachs, USD 2.444%/USD 3				Morgan Stanley Mar 2018 116.25
Month LIBOR, USD 7,978, 02/15/28)				Call (700)	USD	81,375	(ÿ)	27

JPMorgan Chase Feb 2018 0.00	7,978	(ÿ)	—	Morgan Stanley Mar 2018 116.50	USD	81,550	(ÿ)	22
Call (1)				Call (700)
(Goldman Sachs, USD 2.552%/USD 3				Morgan Stanley Feb 2018 116.50
Month LIBOR, USD 3,989, 02/27/28)				Call (350)	USD	40,775	(ÿ)	5

JPMorgan Chase Feb 2018 0.00	3,989	(ÿ)	3	Morgan Stanley Feb 2018 117.25	USD	35,175	(ÿ)	2
Call (1)				Call (300)
(Goldman Sachs, USD 2.566%/USD 3				Morgan Stanley Feb 2018 117.50
Month LIBOR, USD 7,978, 02/28/28)				Call (1,050)	USD	123,375	(ÿ)	1
JPMorgan Chase Feb 2018 0.00	7,978	(ÿ)	8	United States Treasury
Call (1)				Bond Futures
(Goldman Sachs, USD 2.617%/USD 3				Morgan Stanley Feb 2018 147.00
Month LIBOR, USD 3,989, 02/27/28)				Put (105)	USD	15,435	(ÿ)	97
JPMorgan Chase Feb 2018 0.00	3,989	(ÿ)	6	Total Options Purchased
Call (1)
(Goldman Sachs, USD 2.629%/USD 3				(cost $4,347)				4,726
Month LIBOR, USD 7,978, 02/28/28)
JPMorgan Chase Feb 2018 0.00				Short-Term Investments - 40.4%
Call (1)	7,978	(ÿ)	16	Agence Centrale des Organismes de
(JP Morgan, USD 2.322%/USD 3 Month				Securite Sociale
LIBOR, USD 5,318, 03/07/28)				1.544% due 02/12/18 (ç)(~)		4,000		3,998

JPMorgan Chase Feb 2018 0.00	5,318	(ÿ)	—	Alliander NV
Call (1)				1.522% due 02/20/18 (ç)(~)		3,000		2,998
(JP Morgan, USD 2.380%/USD 3 Month				Allianz SE
LIBOR, USD 3,989, 02/15/28)				1.452% due 02/26/18 (ç)(~)		2,000		1,998
JPMorgan Chase Feb 2018 0.00	3,989	(ÿ)	—	Bank of America Corp.
Call (1)
(Morgan Stanley, USD 2.500%/USD 3				Series L
Month LIBOR, USD 7,978, 02/22/28)				1.950% due 05/12/18		1,000		1,000
JPMorgan Chase Feb 2018 0.00				Bank of Montreal
Call (1)	7,978	(ÿ)	2	0.010% due 02/16/18 (ç)(~)		4,000		3,998
(Morgan Stanley, USD 2.572%/USD 3				Series 3FRN
Month LIBOR, USD 10,636, 02/22/28)				2.068% due 04/10/18 (Ê)		600		600
JPMorgan Chase Feb 2018 0.00				Barclays Bank PLC
Call (1)	10,637	(ÿ)	8	(33.238)% due 03/19/18 (~)		2,000		2,484
(Morgan Stanley, USD 2.646%/USD 3				BNP Paribas Fortis SA
Month LIBOR, USD 7,978, 03/02/28)				(9.773)% due 03/07/18 (~)		2,000		2,484

JPMorgan Chase Feb 2018 0.00	7,978	(ÿ)	20	Citigroup, Inc.
Call (1)				3.116% due 05/15/18 (Ê)		1,000		1,004
(Citigroup, USD 3 Month LIBOR/USD				City of Gothenburg
2.669%, USD 7,978, 03/14/28)				0.010% due 03/01/18 (ç)(~)		3,000		2,997
JPMorgan Chase Mar 2018 0.00	7,978	(ÿ)	97	City of Malmo
Put (1)				1.712% due 04/11/18 (~)		3,500		3,489
(Citigroup, USD 3 Month LIBOR/USD
2.675%, USD 7,978, 02/14/18)				Commerzbank AG
JPMorgan Chase Feb 2018 0.00				(18.525)% due 08/02/18 (~)		3,000		3,730
Put (1)	7,978	(ÿ)	70	Energy Future Intermediate Holding Co.
				LLC Term Loan

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 179

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
4.567% due 06/28/18 (Ê)	500		502	Net Assets - 100.0%	671,006
Engie SA
(23.062)% due 06/04/18 (~)	4,000		4,974
Goldman Sachs Group, Inc. (The)
Series 1
2.967% due 04/30/18 (Ê)	1,000		1,002
HSBC USA, Inc.
2.625% due 09/24/18	1,000		1,004
International Automotive Components
Group SA
9.125% due 06/01/18 (Þ)	475		470
Italy Buoni Ordinari del Tesoro
(16.553)% due 07/13/18 (~)	1,000		1,244
(22.425)% due 12/14/18 (~)	4,200		5,236
Italy Buoni Ordinari del Tesoro BOT
(48.441)% due 05/31/18 (~)	3,000		3,730
Japan Government Treasury Bills
Series 724
0.000% due 03/12/18 (~)	212,000		1,942
JPMorgan Chase & Co.
2.295% due 04/25/18 (Ê)	600		601
KBC Bank NV
1.497% due 02/14/18	4,000		3,998
LMA SA
(9.700)% due 03/02/18 (~)	3,000		3,725
Merrill Lynch & Co. , Inc.
6.875% due 11/15/18	1,000		1,036
Morgan Stanley
2.591% due 01/24/19 (Ê)	600		604
NAI Entertainment Holdings / NAI
Entertainment Holdings Finance
Corp.
5.000% due 08/01/18 (Þ)	500		500
Royal Bank of Canada
Series GMTN
2.200% due 07/27/18	1,000		1,001
Spain Letras del Tesoro
(17.789)% due 08/17/18 (~)	1,500		1,867
Spain Letras del Tesoro Bills
(17.908)% due 06/15/18	7,500		9,328
Standard Chartered Bank
1.315% due 04/27/18 (~)	4,500		4,481
Station Place Securitization Trust
Series 2017-6 Class A
1.938% due 11/24/18 (Å)(Ê)(Š)	809		809
U. S. Cash Management Fund(@)	181,840,438	(8)	181,856
United States Treasury Bills
0.000% due 02/01/18 (ç)(~)	845		845
0.940% due 02/08/18 (ç)(~)	426		426
1.009% due 02/15/18 (ç)(~)	227		227
1.310% due 03/08/18 (ç)(~)	90		90
1.294% due 03/15/18 (ç)(~)	2,872		2,868
1.324% due 04/05/18 (~)	208		208
1.393% due 04/19/18 (~)	4,196		4,184
1.456% due 05/10/18 (~)	248		247
1.487% due 05/24/18 (~)	630		627
1.509% due 06/07/18 (~)	37		37
1.515% due 06/14/18 (~)	612		609
Total Short-Term Investments
(cost $268,270)			271,058
Total Investments 100.9%
(identified cost $673,155)			677,363

Other Assets and Liabilities,
Net - (0.9%)			(6,357)

See accompanying notes which are an integral part of this quarterly report.

180 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.7%
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.25	135	135
Commercial Mortgage Pass Through Certificates	06/22/17	295,000	86.33	255	249
Commercial Mortgage Trust	03/10/17	454,000	75.48	343	345
Commercial Mortgage Trust	04/28/17	110,000	60.96	67	70
Credit Suisse Mortgage Trust	12/13/17	213,017	100.87	215	216
Fannie Mae Connecticut Avenue Securities	01/30/17	567,000	104.89	595	680
GS Mortgage Securities Corp. II	01/25/17	508,000	77.92	396	409
GS Mortgage Securities Trust	05/17/17	836,000	98.77	826	812
GS Mortgage Securities Trust	10/12/17	848,000	84.53	717	720
JPMBB Commercial Mortgage Securities Trust	01/20/17	333,000	82.06	273	285
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.01	449	468
JPMBB Commercial Mortgage Securities Trust	12/18/17	200,000	89.71	179	178
JPMorgan Chase Commercial Mortgage Securities Trust	05/15/17	616,000	93.05	573	562
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.37	904	905
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	690
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.36	176	174
Morgan Stanley Bank of America Merrill Lynch Trust	05/10/17	601,000	92.37	555	553
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17	543,000	71.75	390	408
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17	219,000	82.93	182	183
Morgan Stanley Capital I Trust	11/09/16	350,000	101.75	356	356
Morgan Stanley Capital I Trust	04/25/17	337,000	99.20	334	337
Morgan Stanley Capital I Trust	08/21/17	384,000	87.30	335	333
Station Place Securitization Trust	01/26/17	103,667	100.00	104	104
Station Place Securitization Trust	10/10/17	809,000	100.00	809	809
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	69.89	154	147
Wells Fargo Commercial Mortgage Trust	12/21/17	469,000	82.32	386	385
WFRBS Commercial Mortgage Trust	03/10/17	998,000	80.68	805	726
					11,239
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 181

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
ABILITY Network, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Air Methods Corp. Term Loan B	USD 3 Month LIBOR	7.000
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Alvogen Pharmaceutical US, 1st Lien Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I, LLC Term Loan B	USD 1 Month LIBOR	5.500
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc.	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Asurion LLC Term Loan B	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.000
Bank of Montreal	USD 3 Month LIBOR	0.360
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Belron SA Term Loan B	USD 3 Month LIBOR	2.500
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
BJ's Wholesale Club, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
BJ's Wholesale Club, Inc. 2nd Lien Term Loan	USD 2 Month LIBOR	7.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan	USD 3 Month LIBOR	3.250
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.250
Caesars Entertainment Operating Co. Term Loan	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

182 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital Automotive LP 2nd Lien Term Loan	USD 1 Month LIBOR	6.000
Carestream Dental Equipment, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
CH Hold Corp. 2nd Lien Term Loan B	USD 1 Month LIBOR	7.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chemours Co. (The) Term Loan B	USD 1 Month LIBOR	2.500
CHS/Community Health Systems, Inc. 1st Lien Term Loan G	USD 3 Month LIBOR	2.750
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
Citigroup, Inc.	USD 3 Month LIBOR	1.700
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Community Health Systems, Inc. Term Loan	USD 3 Month LIBOR	3.000
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
ConvergeOne Holdings Corp. Term Loan B	USD 3 Month LIBOR	4.750
Coral US Co. Borrower LLC Term Loan B	USD 1 Month LIBOR	3.500
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 Lux Sarl Covenant-Lite Term Loan B3	USD 1 Week LIBOR	3.000
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
DuPage Medical Group, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Eldorado Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Employbridge LLC Term Loan	USD 3 Month LIBOR	6.500
Energy Future Intermediate Holding Co. LLC Term Loan	USD 1 Month LIBOR	3.000
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Envision Healthcare Corp. Term Loan B	USD 1 Month LIBOR	3.000
Everi Payments, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
EVO Payments International LLC Term Loan B	USD 1 Month LIBOR	4.000
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 183

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Focus Financial Partners LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.180
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	10.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Freedom Mortgage Corp. Term Loan	USD 6 Month LIBOR	5.500
Frontier Communications Corp. Term Loan B	USD 1 Month LIBOR	3.750
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
GENEX Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	0.000

See accompanying notes which are an integral part of this quarterly report.

184 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.700
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.750
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 185

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.200
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
Government National Mortgage Association	USD 1 Month LIBOR	0.000
Government National Mortgage Association	USD 1 Month LIBOR	6.550
Government National Mortgage Association	USD 1 Month LIBOR	0.000
Government National Mortgage Association	USD 1 Month LIBOR	6.100
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
HCP Acquisition LLC Term Loan	USD 1 Month LIBOR	3.000
Hertz Global Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.250
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
Kraton Polymers LLC Term Loan	USD 1 Month LIBOR	3.000
Learfield Communications, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

186 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	7.500
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Moran Foods, LLC Term Loan	USD 1 Month LIBOR	6.000
Morgan Stanley	USD 3 Month LIBOR	0.850
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
MORSCO, Inc. Term Loan B	USD 1 Week LIBOR	7.000
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NeuStar, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	3.750
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	6.000
Numericable US LLC 1st Lien Term Loan B11	USD 3 Month LIBOR	2.750
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	4.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Primeline Utility Services LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.500
Project Ruby Ultimate Parent Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Reynolds Group Issuer, Inc.	USD 3 Month LIBOR	3.500
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Riverbed Technology, Inc. Term Loan	USD 1 Month LIBOR	3.250
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Sesac Holdco II LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Signode Industrial Group US, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Solera LLC Term Loan B	USD 1 Month LIBOR	3.250
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Spectrum Brands, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
SS&C Technologies, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 187

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
SS&C Technologies, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.250
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.900
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 2 Month LIBOR	3.000
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransDigm, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750
TransDigm, Inc. 1st Lien Term Loan G	USD 1 Month LIBOR	3.000
Travelport Finance (Luxembourg) SARL Term Loan D	USD 3 Month LIBOR	2.750
Tribune Co. Term Loan B	USD 1 Month LIBOR	3.000
Tribune Media Co. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
TruGreen, LP Term Loan	USD 3 Month LIBOR	4.000
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
UFC Holdings LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
United Airlines, Inc. Term Loan	USD 3 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 3 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
Veresen Midstream, Ltd. Term Loan B	USD 3 Month LIBOR	3.000
VICI Properties 1 LLC Term Loan B	USD 1 Month LIBOR	2.250
W3 Co. Term Loan B	USD 3 Month LIBOR	6.000
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Wastequip LLC Term Loan	USD 1 Month LIBOR	4.500
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	0.460
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
Zais CLO 5, Ltd.	USD 3 Month LIBOR	4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts)

Value and
Unrealized
Appreciation
	Number of	Notional	Expiration	(Depreciation)
	Contracts	Amount	Date	$
Long Positions

See accompanying notes which are an integral part of this quarterly report.

188 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Australia 10 Year Bond Futures	611	AUD	77,959	03/18	(1,287)
Euro-Bund Futures	70	EUR	1	02/18	(47)
Euro-Bund Futures	19	EUR	3,018	03/18	(29)
United States 10 Year Treasury Note Futures	645	USD	78,417	03/18	(2,003)
United States Long Bond Futures	35	USD	5,173	03/18	(30)
Short Positions
Euro-Bund Futures	278	EUR	44,152	03/18	1,439
FTSE 100 Index Futures	15	GBP	1,120	03/18	44
Long Gilt Futures	344	GBP	42,016	03/18	1,102
S&P 500 E-Mini Index Futures	204	USD	28,823	03/18	(429)
United States 5 Year Treasury Note Futures	175	USD	20,074	03/18	7
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,233)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/TRY)	Morgan Stanley	Call	1	5.00	EUR	5,250	02/16/18	(2)
Cross Currency Options (EUR/USD)	Morgan Stanley	Call	1	1.18	EUR	9,000	02/08/18	(557)
Cross Currency Options (EUR/USD)	Morgan Stanley	Call	1	1.22	EUR	13,500	02/08/18	(304)
Cross Currency Options (GBP/USD)	Morgan Stanley	Call	1	1.49	GBP	14,000	07/24/18	(160)
Cross Currency Options (GBP/USD)	Morgan Stanley	Put	1	1.33	GBP	42,000	07/24/18	(282)
Cross Currency Options (USD/JPY)	Morgan Stanley	Call	1	114.50	USD	4,500	04/23/18	(6)
Cross Currency Options (USD/JPY)	Morgan Stanley	Put	1	106.00	USD	22,500	04/23/18	(166)
Cross Currency Options (USD/RUB)	Morgan Stanley	Call	1	63.00	USD	10,000	02/26/18	(1)
Cross Currency Options (USD/ZAR)	Morgan Stanley	Put	1	12.65	USD	10,000	02/06/18	(645)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.73	USD	5,000	04/05/18	(15)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.85	USD	5,000	04/05/18	(13)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.95	USD	5,000	04/05/18	(12)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.98	USD	5,000	04/05/18	(12)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.07	USD	5,000	04/05/18	(11)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.10	USD	5,000	04/05/18	(10)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.20	USD	5,000	04/05/18	(9)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.27	USD	5,000	04/05/18	(9)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.39	USD	5,000	04/05/18	(7)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.43	USD	5,000	04/05/18	(7)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.52	USD	5,000	04/05/18	(6)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.55	USD	5,000	04/05/18	(6)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.64	USD	5,000	04/05/18	(5)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.68	USD	5,000	04/05/18	(5)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.30	USD	8,000	02/06/18	(158)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.09	USD	5,000	03/06/18	(34)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.21	USD	5,000	03/06/18	(37)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.34	USD	5,000	03/06/18	(41)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.46	USD	34,000	03/06/18	(305)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.59	USD	5,000	03/06/18	(49)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.71	USD	5,000	03/06/18	(53)
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.84	USD	5,000	03/06/18	(58)
Fannie Mae Bonds	JPMorgan Chase	Put	1	101.25	USD	24,000	03/06/18	(172)
S&P 500 Index	Morgan Stanley	Call	36	2,850.00	USD	10,260	02/16/18	(55)
S&P 500 Index	Morgan Stanley	Put	140	2,500.00	USD	35,000	02/16/18	(13)
S&P 500 Index	Morgan Stanley	Put	175	2,540.00	USD	44,450	02/28/18	(38)
S&P 500 Index	Morgan Stanley	Put	175	2,545.00	USD	44,538	03/16/18	(94)
S&P 500 Index	Morgan Stanley	Put	175	2,570.00	USD	44,975	03/29/18	(161)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 189

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Morgan Stanley	Put	175	2,630.00	USD	46,025	04/20/18	(349)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.478%/USD 3 Month
LIBOR, USD 3,989, 02/12/28	JPMorgan Chase	Call	1	0.00		3,989	02/08/18	—
Citigroup, USD 2.556%/USD 3 Month
LIBOR, USD 3,989, 03/14/28	JPMorgan Chase	Call	1	0.00		3,989	03/12/18	(7)
Citigroup, USD 2.584%/USD 3 Month
LIBOR, USD 3,989, 02/16/28	JPMorgan Chase	Call	1	0.00		3,989	02/20/18	(3)
Citigroup, USD 2.747%/USD 3 Month
LIBOR, USD 5,318, 02/22/28	JPMorgan Chase	Call	1	0.00		5,318	02/20/18	(26)
Goldman Sachs, USD 2.530%/USD
3 Month LIBOR, USD 3,989,
02/15/28	JPMorgan Chase	Call	1	0.00		3,989	02/13/18	(1)
Goldman Sachs, USD 2.682%/USD
3 Month LIBOR, USD 3,989,
02/27/28	JPMorgan Chase	Call	1	0.00		3,989	02/23/18	(12)
Goldman Sachs, USD 2.692%/USD
3 Month LIBOR, USD 7,978,
02/28/28	JPMorgan Chase	Call	1	0.00		7,978	02/26/18	(29)
Morgan Stanley, USD 2.580%/USD
3 Month LIBOR, USD 3,989,
02/22/28	JPMorgan Chase	Call	1	0.00		3,989	02/14/18	(2)
Morgan Stanley, USD 2.740%/USD
3 Month LIBOR, USD 3,989,
03/02/28	JPMorgan Chase	Call	1	0.00		3,989	02/28/18	(22)
Citigroup, USD 2.695%/USD 3 Month
LIBOR, USD 3,989, 03/07/28	JPMorgan Chase	Put	1	0.00		3,989	03/05/18	(39)
Citigroup, USD 3 Month LIBOR/USD
2.478%, USD 3,989, 02/12/28	JPMorgan Chase	Put	1	0.00		3,989	02/08/18	(95)
Citigroup, USD 3 Month LIBOR/USD
2.556%, USD 3,989, 03/14/28	JPMorgan Chase	Put	1	0.00		3,989	02/13/18	(78)
Citigroup, USD 3 Month LIBOR/USD
2.584%, USD 3,989, 02/16/28	JPMorgan Chase	Put	1	0.00		3,989	02/14/18	(61)
Citigroup, USD 3 Month LIBOR/USD
2.743%, USD 3,989, 02/27/28	JPMorgan Chase	Put	1	0.00		3,989	02/23/18	(25)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.53%, USD 3,989, 02/15/28	JPMorgan Chase	Put	1	0.00		3,989	03/12/18	(78)
JP Morgan, USD 3 Month LIBOR/USD
2.622%, USD 5,318, 02/07/28	JPMorgan Chase	Put	1	0.00		5,318	02/20/18	(56)
JP Morgan, USD 3 Month LIBOR/USD
2.680%, USD 3,989, 02/15/28	JPMorgan Chase	Put	1	0.00		3,989	02/13/18	(33)
Morgan Stanley, USD 2.657%/USD
3 Month LIBOR, USD 5,318,
02/22/28	JPMorgan Chase	Put	1	0.00		5,318	02/20/18	(11)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.580%, USD 3,989,
02/22/28	JPMorgan Chase	Put	1	0.00		3,989	02/02/18	(64)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.657%, USD 5,318,
02/22/28	JPMorgan Chase	Put	1	0.00		5,318	02/05/18	(59)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.740%, USD 3,989,
03/02/28	JPMorgan Chase	Put	1	0.00		3,989	02/28/18	(28)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	350	116.50	USD	40,775	02/23/18	(5)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	525	115.25	USD	60,506	03/23/18	(78)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	175	115.25	USD	20,169	02/23/18	(109)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	175	114.00	USD	19,950	03/23/18	(44)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	350	114.25	USD	39,988	04/20/18	(153)
United States Treasury Bond Futures	Merrill Lynch	Put	35	145.00	USD	5,075	02/23/18	(14)
Total Liability for Options Written (premiums received $3,925) (å)								(4,999)

See accompanying notes which are an integral part of this quarterly report.

190 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	CHF	4,131	USD	4,261	02/07/18	(179)
Bank of Montreal	CHF	6,197	USD	6,392	02/07/18	(268)
Bank of Montreal	CHF	10,328	USD	10,653	02/07/18	(448)
BNP Paribas	EUR	1,060	USD	1,324	02/07/18	8
BNP Paribas	JPY	790,000	USD	6,995	02/07/18	(244)
BNP Paribas	JPY	225,570	USD	2,000	04/25/18	(76)
Commonwealth Bank of Australia	USD	6,338	CAD	7,940	02/07/18	118
Commonwealth Bank of Australia	NOK	86,554	USD	10,692	02/07/18	(537)
Credit Agricole	USD	960	ZAR	12,000	02/07/18	52
Credit Agricole	EUR	4,100	USD	4,934	02/08/18	(159)
Credit Agricole	GBP	105	EUR	119	02/07/18	(2)
Credit Agricole	NZD	1,800	USD	1,291	02/07/18	(36)
Goldman Sachs	USD	2,485	GBP	1,800	02/07/18	71
Goldman Sachs	TRY	160	USD	41	02/09/18	(1)
JPMorgan	USD	1,050	CAD	1,309	02/07/18	14
JPMorgan	USD	875	TRY	3,363	02/07/18	19
JPMorgan	EUR	3,500	USD	4,211	02/07/18	(135)
JPMorgan	NOK	8,377	EUR	875	02/01/18	(1)
JPMorgan	TRY	3,351	USD	875	02/07/18	(16)
Morgan Stanley	USD	783	AUD	1,000	02/07/18	22
Morgan Stanley	USD	724	CAD	890	02/07/18	(1)
Morgan Stanley	USD	699	CHF	670	02/07/18	21
Morgan Stanley	USD	230	EUR	187	02/07/18	2
Morgan Stanley	USD	2,700	EUR	2,171	02/07/18	(3)
Morgan Stanley	USD	4,352	EUR	3,500	02/07/18	(5)
Morgan Stanley	USD	5,527	EUR	4,500	02/07/18	62
Morgan Stanley	USD	2,270	GBP	1,600	02/07/18	3
Morgan Stanley	USD	7,004	JPY	790,000	02/07/18	235
Morgan Stanley	USD	2,080	NOK	16,000	02/01/18	(5)
Morgan Stanley	USD	2,079	NOK	16,000	02/07/18	(3)
Morgan Stanley	USD	837	TRY	3,200	02/07/18	13
Morgan Stanley	USD	458	ZAR	6,300	02/07/18	74
Morgan Stanley	USD	1,756	ZAR	21,000	02/07/18	15
Morgan Stanley	USD	1,771	ZAR	21,000	02/07/18	—
Morgan Stanley	AUD	120	USD	92	02/07/18	(5)
Morgan Stanley	AUD	1,000	USD	784	02/07/18	(22)
Morgan Stanley	AUD	2,500	USD	2,025	02/07/18	11
Morgan Stanley	CAD	103	USD	80	02/07/18	(4)
Morgan Stanley	CAD	2,100	USD	1,671	02/07/18	(37)
Morgan Stanley	CHF	850	EUR	727	02/07/18	(22)
Morgan Stanley	EUR	1,453	JPY	195,000	02/07/18	(36)
Morgan Stanley	EUR	1,592	JPY	215,000	02/07/18	(16)
Morgan Stanley	EUR	832	NOK	8,000	02/07/18	8
Morgan Stanley	EUR	508	NZD	850	02/07/18	(10)
Morgan Stanley	EUR	1,400	USD	1,673	02/07/18	(65)
Morgan Stanley	EUR	1,600	USD	1,912	02/07/18	(75)
Morgan Stanley	EUR	31,000	USD	36,615	02/07/18	(1,885)
Morgan Stanley	GBP	415	EUR	469	02/07/18	(13)
Morgan Stanley	GBP	127	USD	171	02/07/18	(8)
Morgan Stanley	GBP	1,500	USD	2,076	02/07/18	(54)
Morgan Stanley	JPY	120,000	EUR	893	02/07/18	19
Morgan Stanley	JPY	190,000	USD	1,743	02/07/18	2
Morgan Stanley	JPY	210,000	USD	1,926	02/09/18	2
Morgan Stanley	NOK	16,000	USD	2,071	02/07/18	(5)
Morgan Stanley	NOK	16,000	USD	2,081	02/07/18	5
Morgan Stanley	TRY	3,200	USD	837	02/07/18	(14)
Morgan Stanley	ZAR	21,000	USD	1,773	02/01/18	—
Morgan Stanley	ZAR	21,000	USD	1,671	02/07/18	(101)
Royal Bank of Canada	USD	6,337	GBP	4,679	02/07/18	308
Royal Bank of Canada	USD	10,588	GBP	7,799	02/07/18	487
Royal Bank of Canada	SEK	34,611	USD	4,252	02/07/18	(142)
Societe Generale	JPY	169,185	USD	1,500	04/25/18	(57)
State Street	USD	444	AUD	549	02/07/18	(2)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 191

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4,212	AUD	5,383	02/07/18	126
State Street	USD	234	CHF	217	02/07/18	—
State Street	USD	351	CHF	326	02/07/18	(1)
State Street	USD	584	CHF	543	02/07/18	(1)
State Street	USD	164	EUR	132	02/07/18	(1)
State Street	USD	6,373	EUR	5,272	02/07/18	175
State Street	USD	10,621	EUR	8,786	02/07/18	290
State Street	USD	245	JPY	26,773	02/07/18	—
State Street	USD	10,580	JPY	1,183,984	02/07/18	268
State Street	USD	766	NOK	5,880	02/07/18	(3)
State Street	USD	226	NZD	305	02/07/18	(1)
State Street	USD	4,205	NZD	5,917	02/07/18	155
State Street	USD	203	SEK	1,597	02/07/18	(1)
State Street	AUD	219	USD	178	02/07/18	1
State Street	AUD	13,458	USD	10,530	02/07/18	(315)
State Street	CAD	208	USD	170	02/07/18	—
State Street	EUR	198	USD	246	02/07/18	1
State Street	EUR	329	USD	410	02/07/18	2
State Street	EUR	3,515	USD	4,248	02/07/18	(116)
State Street	GBP	221	USD	314	02/07/18	1
State Street	GBP	368	USD	524	02/07/18	1
State Street	JPY	44,621	USD	409	02/07/18	—
State Street	JPY	710,390	USD	6,348	02/07/18	(161)
State Street	NZD	203	USD	151	02/07/18	1
State Street	NZD	8,875	USD	6,308	02/07/18	(232)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,932)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	|(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Goldman Sachs	USD	11,062	1 Month LIBOR(1)	01/12/45	—	97	97
Markit IOS Index	Goldman Sachs	USD	3,252	1 Month LIBOR(1)	01/12/45	—	34	34
Markit IOS Index	Goldman Sachs	USD	1,134	1 Month LIBOR(1)	01/12/45	—	10	10
Short
Markit IOS Index	Credit Suisse	USD	9,917	1 Month LIBOR(1)	01/12/45	—	(87)	(87)
Markit IOS Index	JPMorgan Chase	USD	2,280	1 Month LIBOR(1)	01/12/45	—	(20)	(20)
Markit IOS Index	JPMorgan Chase	USD	3,252	1 Month LIBOR(1)	01/12/45	—	(34)	(34)
Total Open Total Return Swap Contracts (å)						—	—	—

Interest Rate Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
Barclays	USD	2,383	Three Month LIBOR(2)		2.204	%(3)	01/16/20	—	5	5
Barclays	USD	3,556	Three Month LIBOR(2)		2.259	%(3)	01/26/20	—	5	5
Barclays	USD	3,556	Three Month LIBOR(2)		2.261	%(3)	01/26/20	—	4	4
Barclays	USD	2,415	Three Month LIBOR(2)		2.284	%(3)	01/29/20	—	2	2
Barclays	USD	8,378	2.302	%(3)	Three Month LIBOR(2)		01/30/20	—	(4)	(4)

See accompanying notes which are an integral part of this quarterly report.

192 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	142,486	Three Month LIBOR(2)	2.100%(3)	03/21/20	203	607	810
Barclays	USD	22,127	2.300%(3)	Three Month LIBOR(2)	03/21/23	(58)	(283)	(341)
Barclays	USD	1,239	Three Month LIBOR(2)	2.358%(3)	12/20/27	—	42	42
Barclays	USD	16,978	2.312%(3)	Three Month LIBOR(2)	12/22/27	—	(641)	(641)
Barclays	USD	33,954	Three Month LIBOR(2)	2.404%(3)	12/22/27	—	1,009	1,009
Barclays	USD	4,066	2.469%(3)	Three Month LIBOR(2)	12/27/27	—	(98)	(98)
Barclays	USD	490	2.438%(3)	Three Month LIBOR(2)	01/04/28	—	(13)	(13)
Barclays	USD	490	2.414%(3)	Three Month LIBOR(2)	01/04/28	—	(14)	(14)
Barclays	USD	16,978	2.320%(3)	Three Month LIBOR(2)	01/05/28	—	(634)	(634)
Barclays	USD	33,954	Three Month LIBOR(2)	2.424%(3)	01/05/28	—	958	958
Barclays	USD	1,389	2.457%(3)	Three Month LIBOR(2)	01/10/28	—	(35)	(35)
Barclays	USD	1,949	2.511%(3)	Three Month LIBOR(2)	01/11/28	—	(40)	(40)
Barclays	USD	4,019	Three Month LIBOR(2)	2.503%(3)	01/11/28	—	85	85
Barclays	USD	6,950	Three Month LIBOR(2)	2.573%(3)	01/12/28	—	105	105
Barclays	USD	6,905	2.560%(3)	Three Month LIBOR(2)	01/16/28	—	(112)	(112)
Barclays	USD	1,410	Three Month LIBOR(2)	2.581%(3)	01/19/28	—	20	20
Barclays	USD	3,058	Three Month LIBOR(2)	2.575%(3)	01/19/28	—	46	46
Barclays	USD	936	Three Month LIBOR(2)	2.607%(3)	01/22/28	—	11	11
Barclays	USD	1,691	Three Month LIBOR(2)	2.616%(3)	01/22/28	—	19	19
Barclays	USD	1,680	Three Month LIBOR(2)	2.651%(3)	01/23/28	—	14	14
Barclays	USD	1,680	Three Month LIBOR(2)	2.656%(3)	01/23/28	—	13	13
Barclays	USD	2,066	Three Month LIBOR(2)	2.676%(3)	01/23/28	—	13	13
Barclays	USD	2,354	Three Month LIBOR(2)	2.707%(3)	01/23/28	—	8	8
Barclays	USD	2,018	2.677%(3)	Three Month LIBOR(2)	01/26/28	—	(12)	(12)
Barclays	USD	2,018	2.677%(3)	Three Month LIBOR(2)	01/26/28	—	(12)	(12)
Barclays	USD	1,520	Three Month LIBOR(2)	2.690%(3)	01/29/28	—	7	7
Barclays	USD	5,816	2.672%(3)	Three Month LIBOR(2)	01/30/28	—	(38)	(38)
Barclays	USD	319	Three Month LIBOR(2)	2.420%(3)	01/31/28	—	9	9
Barclays	USD	7,095	Three Month LIBOR(2)	2.739%(3)	01/31/28	—	4	4
Barclays	USD	3,986	2.412%(3)	Three Month LIBOR(2)	02/01/28	—	(118)	(118)
Barclays	USD	7,973	Three Month LIBOR(2)	2.526%(3)	02/01/28	—	156	156
Barclays	USD	5,005	2.760%(3)	Three Month LIBOR(2)	02/02/28	—	—	—
Barclays	USD	5,006	2.754%(3)	Three Month LIBOR(2)	02/02/28	—	—	—
Barclays	USD	5,722	Three Month LIBOR(2)	2.726%(3)	02/02/28	—	—	—
Barclays	USD	2,717	Three Month LIBOR(2)	2.573%(3)	02/05/28	—	42	42
Barclays	USD	1,649	Three Month LIBOR(2)	2.473%(3)	02/07/28	—	40	40
Barclays	USD	2,925	Three Month LIBOR(2)	2.478%(3)	02/12/28	—	70	70
Barclays	USD	1,303	Three Month LIBOR(2)	2.530%(3)	02/15/28	—	25	25
Barclays	USD	452	Three Month LIBOR(2)	2.747%(3)	02/22/28	—	—	—
Barclays	USD	293	Three Month LIBOR(2)	2.683%(3)	02/27/28	—	2	2
Barclays	USD	1,649	Three Month LIBOR(2)	2.592%(3)	02/27/28	—	24	24
Barclays	USD	585	Three Month LIBOR(2)	2.693%(3)	02/28/28	—	3	3
Barclays	USD	878	Three Month LIBOR(2)	2.445%(3)	03/07/28	—	24	24
Barclays	USD	581	2.450%(3)	Three Month LIBOR(2)	03/21/28	(2)	(14)	(16)
Barclays	USD	1,678	2.682%(3)	Three Month LIBOR(2)	01/16/48	—	(48)	(48)
Barclays	USD	6,027	2.550%(3)	Three Month LIBOR(2)	03/21/48	(91)	(257)	(348)
Total Open Interest Rate Swap Contracts (å)						52	999	1,051

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 193

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX Index	Barclays	Sell	USD	700	3.000%(2)	05/11/63	(34)	(70)	(104)
CMBX Index	Goldman Sachs	Sell	USD	5,379	3.000%(2)	01/17/47	(390)	(171)	(561)
CMBX Index	Goldman Sachs	Sell	USD	18	3.000%(2)	01/17/47	(1)	(1)	(2)
CMBX Index	Goldman Sachs	Purchase	USD	430	(5.000%)(2)	01/17/47	70	9	79
CMBX Index	Goldman Sachs	Sell	USD	143	3.000%(2)	01/17/47	(12)	(3)	(15)
CMBX Index	Goldman Sachs	Sell	USD	3,159	3.000%(2)	05/11/63	(264)	(205)	(469)
CMBX NA Index	Barclays	Sell	USD	224	3.000%(2)	05/11/63	(24)	(9)	(33)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000%(2)	05/11/63	(9)	—	(9)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000%(2)	05/11/63	(32)	—	(32)
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000%(2)	05/11/63	(20)	(1)	(21)
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000%(2)	05/11/63	(168)	(49)	(217)
CMBX NA Index	Credit Suisse	Purchase	USD	1,845	(5.000%)(2)	01/17/47	298	40	338
CMBX NA Index	Credit Suisse	Sell	USD	247	3.000%(2)	05/11/63	(28)	(9)	(37)
CMBX NA Index	Credit Suisse	Sell	USD	543	3.000%(2)	05/11/63	(82)	1	(81)
CMBX NA Index	Credit Suisse	Sell	USD	34	3.000%(2)	05/11/63	(6)	1	(5)
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000%(2)	05/11/63	(10)	(3)	(13)
CMBX NA Index	Goldman Sachs	Sell	USD	91	3.000%(2)	05/11/63	(12)	(1)	(13)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000%(2)	05/11/63	(21)	(17)	(38)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000%(2)	05/11/63	(445)	(74)	(519)
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000%(2)	05/11/63	(44)	(30)	(74)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000%(2)	05/11/63	(7)	(2)	(9)
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000%)(2)	01/17/47	9	1	10
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000%(2)	05/11/63	(4)	(3)	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000%(2)	05/11/63	(1,740)	(219)	(1,959)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000%(2)	05/11/63	(16)	(6)	(22)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000%(2)	05/11/63	(11)	(11)	(22)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000%(2)	05/11/63	(11)	—	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000%(2)	05/11/63	—	—	—
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000%(2)	05/11/63	(13)	1	(12)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(32)	(12)	(44)
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000%(2)	05/11/63	(50)	5	(45)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000%)(2)	01/17/47	43	1	44
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000%(2)	01/17/47	(8)	1	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000%(2)	05/11/63	(20)	(24)	(44)
CMBX NA Index	Goldman Sachs	Sell	USD	90	3.000%(2)	05/11/63	(7)	(6)	(13)
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000%(2)	05/11/63	(31)	(25)	(56)
CMBX NA Index	JPMorgan Chase	Purchase	USD	240	(5.000%)(2)	01/17/47	44	—	44
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(17)	(6)	(23)
CMBX NA Index	JPMorgan Chase	Purchase	USD	148	(5.000%)(2)	01/17/47	22	5	27
CMBX NA Index	JPMorgan Chase	Sell	USD	150	3.000%(2)	05/11/63	(16)	(6)	(22)
CMBX NA Index	JPMorgan Chase	Purchase	USD	225	(5.000%)(2)	01/17/47	36	5	41
CMBX NA Index	JPMorgan Chase	Sell	USD	152	3.000%(2)	05/11/63	(16)	(7)	(23)
CMBX NA Index	JPMorgan Chase	Purchase	USD	519	(5.000%)(2)	01/17/47	83	12	95
CMBX NA Index	JPMorgan Chase	Purchase	USD	563	(5.000%)(2)	01/17/47	87	16	103
CMBX NA Index	JPMorgan Chase	Purchase	USD	925	(5.000%)(2)	01/17/47	140	29	169
CMBX NA Index	JPMorgan Chase	Sell	USD	374	3.000%(2)	05/11/63	(40)	(15)	(55)
CMBX NA Index	JPMorgan Chase	Sell	USD	195	3.000%(2)	05/11/63	(31)	2	(29)

See accompanying notes which are an integral part of this quarterly report.

194 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell	USD	259	3.000%(2)	05/11/63	(41)	3	(38)
CMBX NA Index	JPMorgan Chase	Sell	USD	15,116	3.000%(2)	05/11/63	(1,794)	(449)	(2,243)
CMBX NA Index	JPMorgan Chase	Sell	USD	534	3.000%(2)	05/11/63	(73)	(6)	(79)
CMBX NA Index	JPMorgan Chase	Sell	USD	397	3.000%(2)	05/11/63	(60)	1	(59)
CMBX NA Index	JPMorgan Chase	Sell	USD	83	3.000%(2)	05/11/63	(10)	(2)	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	26	3.000%(2)	05/11/63	(4)	—	(4)
CMBX NA Index	JPMorgan Chase	Sell	USD	43	3.000%(2)	05/11/63	(5)	(1)	(6)
CMBX NA Index	JPMorgan Chase	Sell	USD	80	3.000%(2)	05/11/63	(12)	—	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	5,501	3.000%(2)	05/11/63	(966)	149	(817)
CMBX NA Index	JPMorgan Chase	Sell	USD	149	3.000%(2)	05/11/63	(16)	(6)	(22)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000%(2)	05/11/63	(22)	(1)	(23)
CMBX NA Index	JPMorgan Chase	Sell	USD	22	3.000%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(24)	3	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000%(2)	05/11/63	(24)	3	(21)
CMBX NA Index	JPMorgan Chase	Sell	USD	104	3.000%(2)	05/11/63	(15)	—	(15)
CMBX NA Index	JPMorgan Chase	Sell	USD	186	3.000%(2)	05/11/63	(28)	—	(28)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	1	(14)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000%(2)	05/11/63	(15)	1	(14)
Total Open Credit Indices Contracts (å)							(5,967)	(1,160)	(7,127)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,147	$—	$—	$1,147
Corporate Bonds and Notes	—	143,725	—	—	143,725
International Debt	—	26,401	—	—	26,401
Loan Agreements	—	119,319	—	—	119,319
Mortgage-Backed Securities	—	108,916	2,071	—	110,987
Options Purchased	1,711	3,015	—	—	4,726
Short-Term Investments	—	88,393	809	181,856	271,058
Total Investments	1,711	490,916	2,880	181,856	677,363

Other Financial Instruments
Assets
Futures Contracts	2,592	—	—	—	2,592
Foreign Currency Exchange Contracts	6	2,586	—	—	2,592
Total Return Swap Contracts	—	141	—	—	141
Interest Rate Swap Contracts	—	3,575	—	—	3,575
Credit Default Swap Contracts	—	950	—	—	950
Liabilities

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 195

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	(3,825)	—	—	—	(3,825)
Options Written	(1,113)	(3,886)	—	—	(4,999)
Foreign Currency Exchange Contracts	(15)	(5,509)	—	—	(5,524)
Total Return Swap Contracts	—	(141)	—	—	(141)
Interest Rate Swap Contracts	—	(2,524)	—	—	(2,524)
Credit Default Swap Contracts	—	(8,077)	—	—	(8,077)
Total Other Financial Instruments*	$(2,355)	$(12,885)	$—	$—	$(15,240)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.
Amounts in thousands

Fair Value
Country Exposure	$
Australia	982
Belgium	6,482
Bermuda	2,042
Canada	14,524
Cayman Islands	1,873
France	17,182
Germany	8,292
Ireland	2,585
Italy	10,210
Japan	1,942
Jersey	1,040
Luxembourg	3,118
Netherlands	3,931
Spain	11,195
Sweden	6,486
United Kingdom	3,399
United States	582,080
Total Investments	677,363

See accompanying notes which are an integral part of this quarterly report.

196 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 90.7%			1.800% due 09/20/21	3,000	2,974
Asset-Backed Securities - 6.3%			Conseco Finance Securitizations Corp.
			Series 2001-4 Class A4
Access Group, Inc.			7.360% due 08/01/32 (~)(Ê)	675	700
Series 2007-1 Class A4
1.427% due 01/25/23 (Ê)	1,278	1,256	Countrywide Asset-Backed Certificates
			Series 2005-9 Class M1
Accredited Mortgage Loan Trust			1.511% due 01/25/36 (Ê)	6,840	6,825
Series 2006-1 Class A4
0.814% due 04/25/36 (Ê)	3,004	2,932	Series 2006-S8 Class A3
Series 2006-2 Class A4			5.555% due 04/25/36 (~)(Ê)	656	654
0.852% due 09/25/36 (Ê)	9,387	9,118	Fieldstone Mortgage Investment Trust
ACE Securities Corp. Home Equity Loan			Series 2004-4 Class M3
Trust			2.484% due 10/25/35 (Ê)	1,671	1,695
Series 2005-HE3 Class M2			First Franklin Mortgage Loan Trust
1.657% due 05/25/35 (Ê)	3,697	3,707	Series 2003-FF4 Class M1
ACE Securities Corp. Mortgage Loan			3.035% due 10/25/33 (Ê)	1,936	1,935
Trust			Ford Credit Auto Owner Trust
Series 2007-D1 Class A2			Series 2015-A Class A3
6.336% due 02/25/38 (~)(Ê)(Þ)	4,341	4,001	1.280% due 09/15/19	248	248
AmeriCredit Automobile Receivables			Series 2017-B Class A2B
Trust			1.130% due 05/15/20 (Ê)	3,849	3,850
Series 2015-2 Class A3			GMACM Home Equity Loan Trust
1.270% due 01/08/20	411	411	Series 2007-HE1 Class A4
Series 2016-2 Class A2A			5.952% due 08/25/37 (~)(Ê)	8,442	8,740
1.420% due 10/08/19	458	458	Series 2007-HE2 Class A2
Applebee's Funding LLC / IHOP			6.054% due 12/25/37 (~)(Ê)	1,775	1,735
Funding LLC			Series 2007-HE2 Class A3
Series 2014-1 Class A2			6.193% due 12/25/37 (~)(Ê)	455	445
4.277% due 09/05/44 (Þ)	1,646	1,604	Greenpoint Manufactured Housing
Asset-Backed Funding Trust Certificates			Contract Trust
Series 2005-WF1 Class M1			Series 1999-1 Class A5
1.132% due 11/25/34 (Ê)	3,763	3,760	6.770% due 08/15/29 (~)(Ê)	2,121	2,085
Bear Stearns Second Lien Trust			Series 2000-4 Class A3
Series 2007-SV1A Class A2			3.017% due 08/21/31 (Ê)	6,550	6,565
1.232% due 12/25/36 (Å)(Ê)	171	171	GSAA Trust
Blackbird Capital Aircraft Lease			Series 2006-S1 Class 2M2
Securitization, Ltd.			5.850% due 08/25/34 (~)(Å)(Ê)	2,423	2,156
Series 2016-1A Class AA			GSAMP Trust
2.487% due 12/16/41 (~)(Ê)(Þ)	6,552	6,447	Series 2006-HE5 Class A2C
BNC Mortgage Loan Trust			0.742% due 08/25/36 (Ê)	4,141	3,968
Series 2007-2 Class A5			Hertz Vehicle Financing II LP
0.756% due 05/25/37 (Ê)	3,174	2,847	Series 2015-2A Class D
CAL Funding III, Ltd.			4.930% due 09/25/19 (Þ)	1,901	1,888
Series 2017-1A Class A			Series 2016-4A Class D
3.620% due 06/25/42 (Þ)	4,945	4,895	6.030% due 07/25/22 (Þ)	3,041	3,096
Capital One Multi-Asset Execution Trust			Hertz Vehicle Financing LLC
Series 2014-A3 Class A3			Series 2015-2A Class A
1.374% due 01/18/22 (Ê)	2,200	2,206	2.020% due 09/25/19 (Þ)	5,305	5,292
Cedar Funding VI CLO, Ltd.			Series 2017-1A Class A
Series 2016-6A Class A1			2.960% due 10/25/21 (Þ)	880	879
2.352% due 10/20/28 (Ê)(Þ)	6,785	6,818	Home Equity Asset Trust
Centex Home Equity Loan Trust			Series 2005-9 Class M1
Series 2006-A Class AV4			1.002% due 04/25/36 (Ê)	2,977	2,885
0.842% due 06/25/36 (Ê)	2,783	2,771	Series 2006-3 Class M1
Chase Issuance Trust			0.982% due 07/25/36 (Ê)	3,950	3,889
Series 2013-A1 Class A1			Series 2006-4 Class 2A4
1.300% due 02/18/20	3,000	2,999	0.872% due 08/25/36 (Ê)	5,365	5,140
Citibank Credit Card Issuance Trust			Honda Auto Receivables Owner Trust
Series 2014-A1 Class A1			Series 2015-2 Class A3
2.880% due 01/23/23	12,474	12,581	1.040% due 02/21/19	878	877
Series 2014-A6 Class A6			Series 2017-2 Class A2
2.150% due 07/15/21	2,000	1,997	1.460% due 10/15/19	2,736	2,729
Series 2017-A8 Class A8			Series 2017-4 Class A2
1.860% due 08/08/22	2,000	1,969	1.800% due 01/21/20	2,000	1,996
Series 2017-A9 Class A9

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 197

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HSI Asset Securitization Corp. Trust			Newcastle Mortgage Securities Trust
Series 2006-OPT3 Class 2A			Series 2006-1 Class M3
0.961% due 02/25/36 (Ê)	2,731	2,729	0.982% due 03/25/36 (Ê)	5,600	5,412
Series 2007-WF1 Class 2A4			Nissan Auto Receivables Owner Trust
0.842% due 05/25/37 (Ê)	9,069	8,712	Series 2017-A Class A2B
Hyundai Auto Receivables Trust			1.037% due 01/15/20 (Ê)	4,618	4,619
Series 2015-A Class A3			Park Place Securities, Inc. Asset-Backed
1.050% due 04/15/19	63	63	Pass-Through Certificates
Series 2015-C Class A3			Series 2004-WHQ2 Class M2
1.460% due 02/18/20	1,175	1,172	1.470% due 02/25/35 (Ê)	458	459
Irwin Home Equity Loan Trust			PFCA Home Equity Investment Trust
Series 2006-1 Class 2A3			Series 2003-IFC6 Class A
5.770% due 09/25/35 (~)(Å)(Ê)	2,250	2,284	5.500% due 04/22/35 (~)(Ê)(Þ)	1,935	1,942
Series 2007-1 Class 2A2			Popular ABS Mortgage Pass-Through
5.960% due 08/25/37 (~)(Å)(Ê)	889	900	Trust
IXIS Real Estate Capital Trust			Series 2006-D Class A3
Series 2006-HE1 Class A3			0.852% due 11/25/46 (Ê)	5,455	5,318
0.992% due 03/25/36 (Ê)	1,583	1,029	RAMP Trust
Series 2006-HE1 Class A4			Series 2006-RZ1 Class M4
1.192% due 03/25/36 (Ê)	4,299	2,840	1.162% due 03/25/36 (Ê)	5,000	4,610
Series 2006-HE2 Class A3			Renaissance Home Equity Loan Trust
0.752% due 08/25/36 (Ê)	603	259	Series 2006-1 Class AF6
			5.746% due 05/25/36 (~)(Ê)	1,367	996
Series 2006-HE2 Class A4
0.852% due 08/25/36 (Ê)	4,981	2,173	Santander Drive Auto Receivables Trust
			Series 2014-4 Class C
Series 2007-HE1 Class A3			2.600% due 11/16/20	2,816	2,820
0.752% due 05/25/37 (Ê)	6,621	2,431	Securitized Asset-Backed Receivables
LCM XXII, Ltd.			LLC Trust
Series 2016-22A Class A1			Series 2007-BR5 Class A2A
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,593	0.722% due 05/25/37 (Ê)	3,070	2,364
LCM XXV, Ltd.			SLM Private Credit Student Loan Trust
Series 2017-25A Class A			Series 2005-B Class A4
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,319	1.180% due 06/15/39 (Ê)	1,880	1,830
Lehman ABS Manufactured Housing			SLM Student Loan Trust
Contract Trust			Series 2006-1 Class A5
Series 2001-B Class A6			0.992% due 07/26/21 (Ê)	1,037	1,024
6.467% due 04/15/40 (~)(Ê)	168	172
			Series 2008-6 Class A4
Series 2001-B Class M1			2.467% due 07/25/23 (Ê)	915	928
6.630% due 04/15/40 (~)(Ê)	1,615	1,716
Long Beach Mortgage Loan Trust			Soundview Home Loan Trust
			Series 2005-4 Class M2
Series 2004-1 Class M1			1.062% due 03/25/36 (Ê)	3,870	3,829
1.741% due 02/25/34 (Ê)	3,489	3,493
Madison Park Funding XXVI, Ltd.			Structured Asset Investment Loan Trust
			Series 2005-HE3 Class M1
Series 2017-26A Class AR			1.254% due 09/25/35 (Ê)	5,760	5,742
2.960% due 10/29/30 (Ê)(Þ)	4,180	4,214	Series 2006-2 Class A3

Mastr Asset Backed Securities Trust			0.626% due 04/25/36 (Ê)	1,807	1,791
Series 2006-HE5 Class A3			Structured Asset Securities Corp.
0.752% due 11/25/36 (Ê)	3,187	2,240	Mortgage Loan Trust
Mercedes-Benz Auto Receivables Trust			Series 2006-BC2 Class A3
Series 2016-1 Class A2A			0.742% due 09/25/36 (Ê)	2,981	2,900
1.110% due 03/15/19	1,019	1,018	Series 2006-BC5 Class A4
Merrill Lynch Mortgage Investors Trust			0.762% due 12/25/36 (Ê)	2,119	2,065
Series 2006-FF1 Class M4			Series 2006-BC6 Class A4
0.962% due 08/25/36 (Ê)	5,348	5,280	0.762% due 01/25/37 (Ê)	4,643	4,496
Mid-State Capital Corp. Trust			Series 2006-WF3 Class A4
Series 2005-1 Class A			0.902% due 09/25/36 (Ê)	4,340	4,328
5.745% due 01/15/40	1,524	1,644	Series 2007-BC1 Class A4
Nationstar Home Equity Loan Trust			0.722% due 02/25/37 (Ê)	7,317	7,230
Series 2006-B Class M1
9.220% due 09/25/36 (Ê)	5,340	5,111	Textainer Marine Containers V, Ltd.
			Series 2017-2A Class A
Series 2007-A Class AV4			3.520% due 06/20/42 (Þ)	5,258	5,224
0.822% due 03/25/37 (Ê)	3,846	3,809	Towd Point Mortgage Trust
Navient Student Loan Trust			Series 2015-2 Class 1A12
Series 2017-3A Class A3			2.750% due 11/25/60 (~)(Ê)(Þ)	2,089	2,073
2.288% due 07/26/66 (Ê)(Þ)	1,800	1,851

See accompanying notes which are an integral part of this quarterly report.

198 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-4 Class A1			Amazon. com, Inc.
2.750% due 06/25/57 (~)(Ê)(Þ)	2,284	2,258	1.900% due 08/21/20 (Þ)	1,302	1,283
Toyota Auto Receivables Owner Trust			5.200% due 12/03/25	1,375	1,547
Series 2017-A Class A2A			3.150% due 08/22/27 (Þ)	630	617
1.420% due 09/16/19	1,886	1,883	3.875% due 08/22/37 (Þ)	270	278
Triton Container Finance IV LLC			4.950% due 12/05/44	400	471
Series 2017-2A Class A			4.050% due 08/22/47 (Þ)	980	1,011
3.620% due 08/20/42 (Þ)	4,159	4,150	4.250% due 08/22/57 (Þ)	1,948	2,056
Triton Container Finance LLC			American Airlines, Inc. Pass-Through
Series 2017-1A Class A			Certificates Trust
3.520% due 06/20/42 (Þ)	1,903	1,886	Series 2011-1 Class A
United States Small Business			5.250% due 01/31/21	1,114	1,172
Administration			Series 2013-2 Class A
Series 2017-20D Class 1			4.950% due 01/15/23	3,852	4,050
2.840% due 04/01/37	353	350	Series 2014-1 Class B
Upstart Securitization Trust			4.375% due 10/01/22	1,763	1,790
Series 2017-2 Class A			Series 2016-1 Class B
2.508% due 03/20/25 (Þ)	1,257	1,257
Wells Fargo Home Equity Asset-Backed			5.250% due 01/15/24	1,727	1,814
Securities Trust			Series 2017-1B Class B
Series 2005-3 Class M4			4.950% due 02/15/25	1,195	1,241
1.581% due 11/25/35 (Ê)	3,283	3,304	American Axle & Manufacturing, Inc.
Wind River CLO, Ltd.			6.625% due 10/15/22	290	301
Series 2017-1A Class AR			American Campus Communities
2.914% due 04/18/26 (Ê)(Þ)	6,020	6,025	Operating Partnership LP
			3.350% due 10/01/20	1,273	1,292
		307,359	American Express Co.
Corporate Bonds and Notes - 20.3%			2.200% due 10/30/20	5,580	5,504
21st Century Fox America, Inc.			3.000% due 10/30/24	3,610	3,544
8.450% due 08/01/34	835	1,234	American Express Credit Corp.
6.400% due 12/15/35	645	847	2.150% due 03/18/19 (Ê)	5,804	5,828
6.900% due 08/15/39	3,863	5,403	1.875% due 05/03/19	1,275	1,267
Abbott Laboratories			1.700% due 10/30/19	3,960	3,909
2.350% due 11/22/19	3,825	3,814	Series F
2.900% due 11/30/21	2,100	2,093	2.600% due 09/14/20	5,515	5,521
3.250% due 04/15/23	1,272	1,274	American Honda Finance Corp.
3.750% due 11/30/26	620	626	Series MTN
4.750% due 11/30/36	300	334	1.753% due 02/14/20 (Ê)	4,500	4,514
4.900% due 11/30/46	530	605	American International Group, Inc.
AbbVie, Inc.			6.400% due 12/15/20	5,180	5,693
2.500% due 05/14/20	3,614	3,601	3.750% due 07/10/25	540	546
3.600% due 05/14/25	1,400	1,412	American Tower Trust
AES Corp.			3.070% due 03/15/23 (Þ)	1,825	1,817
5.500% due 03/15/24	370	381	AmerisourceBergen Corp.
Aetna, Inc.			3.450% due 12/15/27	1,725	1,679
2.800% due 06/15/23	1,200	1,170	Amgen, Inc.
Albertsons, Inc.			3.625% due 05/22/24	100	102
7.450% due 08/01/29	380	334	4.400% due 05/01/45	500	526
Alcoa, Inc.			Anadarko Petroleum Corp.
6.750% due 01/15/28	215	254	4.850% due 03/15/21	650	683
Allegheny Technologies, Inc.			5.550% due 03/15/26	300	335
5.950% due 01/15/21	475	490	6.450% due 09/15/36	5,412	6,734
7.875% due 08/15/23	180	198	4.500% due 07/15/44	750	754
Allison Transmission, Inc.			6.600% due 03/15/46	470	608
5.000% due 10/01/24 (Þ)	570	576	Andeavor
Ally Financial, Inc.			4.750% due 12/15/23	1,102	1,176
8.000% due 11/01/31	1,040	1,326	Andeavor Logistics, LP / Tesoro Logistics
Alphabet, Inc.			Finance Corp.
3.625% due 05/19/21	1,241	1,288	5.250% due 01/15/25	1,195	1,253
Altria Group, Inc.			Anheuser-Busch Cos. LLC
9.250% due 08/06/19	1,603	1,763	5.000% due 03/01/19	1,134	1,165
2.850% due 08/09/22	810	806	Anheuser-Busch InBev Finance, Inc.
9.950% due 11/10/38	515	878	1.900% due 02/01/19	1,285	1,280
10.200% due 02/06/39	2,685	4,645	2.650% due 02/01/21	1,100	1,096

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 199

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.300% due 02/01/23	3,330	3,353	5.250% due 07/01/25	720	762
3.650% due 02/01/26	820	829	Bank of America Corp.
4.900% due 02/01/46	690	776	2.328% due 10/01/21 (Ê)	1,740	1,721
Anthem, Inc.			3.004% due 12/20/23 (Ê)(Þ)	267	264
2.500% due 11/21/20	1,850	1,840	3.366% due 01/23/26 (Ê)	4,450	4,444
3.700% due 08/15/21	250	256	4.250% due 10/22/26	1,150	1,190
3.125% due 05/15/22	200	200	3.824% due 01/20/28 (Ê)	4,160	4,240
2.950% due 12/01/22	3,570	3,532	3.419% due 12/20/28 (Ê)(Þ)	3,693	3,635
3.350% due 12/01/24	170	170	6.110% due 01/29/37	1,715	2,149
3.650% due 12/01/27	3,290	3,277	5.000% due 01/21/44	300	353
4.375% due 12/01/47	2,130	2,204	Series AA
Aon Corp.			6.100% due 12/31/49 (Ê)(ƒ)	290	313
8.205% due 01/01/27	909	1,182	Series GMTN
Apache Corp.			2.405% due 07/21/21 (Ê)	3,000	3,026
3.250% due 04/15/22	100	100	3.300% due 01/11/23	2,100	2,120
5.100% due 09/01/40	900	972	4.450% due 03/03/26	160	168
4.750% due 04/15/43	180	188	3.500% due 04/19/26	5,860	5,900
4.250% due 01/15/44	120	117	3.593% due 07/21/28 (Ê)	180	180
Apollo Management Holdings, LP			Series L
4.400% due 05/27/26 (Þ)	2,020	2,086	2.650% due 04/01/19	1,283	1,287
Apple, Inc.			Series X
2.274% due 02/22/19 (Ê)	3,380	3,408	6.250% due 09/29/49 (Ê)(ƒ)	130	140
1.691% due 05/06/19 (Ê)	2,725	2,735	Bank of New York Mellon Corp. (The)
2.000% due 11/13/20	420	415	2.600% due 08/17/20	1,205	1,207
2.400% due 05/03/23	1,304	1,269	2.200% due 08/16/23	1,860	1,780
2.850% due 05/11/24	990	978	Bank One Capital III
3.250% due 02/23/26	2,165	2,162	8.750% due 09/01/30	1,527	2,184
2.450% due 08/04/26	1,750	1,642	BankAmerica Capital III
Arconic, Inc.			2.292% due 01/15/27 (Ê)	1,820	1,718
5.400% due 04/15/21	1,000	1,058	BankBoston Capital Trust IV
5.900% due 02/01/27	239	267	2.122% due 06/08/28 (Ê)	480	455
5.950% due 02/01/37	350	383	BankUnited, Inc.
Associated Banc-Corp.			4.875% due 11/17/25	1,126	1,177
2.750% due 11/15/19	1,162	1,161	Barrick NA Finance LLC
AT&T, Inc.			4.400% due 05/30/21	1,515	1,593
3.000% due 02/15/22	250	249	5.700% due 05/30/41	600	726
2.850% due 02/14/23	2,755	2,748	BAT Capital Corp.
3.800% due 03/01/24	1,780	1,798	2.297% due 08/14/20 (Þ)	1,291	1,275
3.400% due 08/14/24	5,615	5,615	3.557% due 08/15/27 (Þ)	1,630	1,595
3.400% due 05/15/25	90	88	4.390% due 08/15/37 (Þ)	2,675	2,752
4.250% due 03/01/27	2,670	2,717	4.540% due 08/15/47 (Þ)	720	742
3.900% due 08/14/27	650	650	Bayer US Finance LLC
4.300% due 02/15/30 (Þ)	8,993	8,927	2.375% due 10/08/19 (Þ)	1,177	1,169
8.250% due 11/15/31 (Þ)	1,044	1,422	BB&T Corp.
4.900% due 08/14/37	3,060	3,101	5.250% due 11/01/19	1,232	1,287
			Beacon Escrow Corp.
4.800% due 06/15/44	990	972	4.875% due 11/01/25 (Þ)	140	139
4.350% due 06/15/45	480	442	Becton Dickinson and Co.
5.150% due 11/15/46 (Þ)	1,293	1,322	2.894% due 06/06/22	2,920	2,871
4.550% due 03/09/49	912	859	3.363% due 06/06/24	820	808
Athene Global Funding			3.734% due 12/15/24	1,314	1,316
2.750% due 04/20/20 (Þ)	4,825	4,814	4.685% due 12/15/44	100	106
AutoNation, Inc.			Bed Bath & Beyond, Inc.
3.800% due 11/15/27	4,100	3,960	5.165% due 08/01/44	1,509	1,315
Avnet, Inc.			Berkshire Hathaway Energy Co.
4.625% due 04/15/26	1,133	1,153	3.250% due 04/15/28 (Þ)	1,750	1,722
BAC Capital Trust XIV			6.500% due 09/15/37	918	1,243
Series G
4.000% due 09/29/49 (Ê)(ƒ)	500	450	Berkshire Hathaway Finance Corp.
Baker Hughes a GE Co. LLC / Baker			4.300% due 05/15/43	1,170	1,274
Hughes Co-Obligor, Inc.			Berkshire Hathaway, Inc.
2.773% due 12/15/22	1,201	1,196	3.125% due 03/15/26	1,280	1,265
Ball Corp.			BGC Partners, Inc.

See accompanying notes which are an integral part of this quarterly report.

200 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 12/09/19	1,243	1,292	Cheniere Energy Partners, LP
Blue Cube Spinco, Inc.			5.250% due 10/01/25 (Þ)	3,015	3,072
10.000% due 10/15/25	1,210	1,449	Chesapeake Energy Corp.
BMW US Capital LLC			6.125% due 02/15/21	310	318
1.500% due 04/11/19 (Þ)	5,753	5,706	8.000% due 12/15/22 (Þ)	16	17
Boeing Co. (The)			5.750% due 03/15/23	30	28
4.875% due 02/15/20	700	735	Chevron Corp.
Brighthouse Financial, Inc.			1.561% due 05/16/19	1,790	1,775
3.700% due 06/22/27 (Þ)	3,020	2,901	2.419% due 11/17/20	1,291	1,290
Brinker International, Inc.			1.967% due 03/03/22 (Ê)	1,000	1,009
3.875% due 05/15/23	386	375	2.954% due 05/16/26	800	783
Broadcom Corp. / Broadcom Cayman			Chubb INA Holdings, Inc.
Finance, Ltd.			2.300% due 11/03/20	150	149
3.125% due 01/15/25 (Þ)	350	330	3.350% due 05/03/26	260	260
3.875% due 01/15/27 (Þ)	40	39	Cigna Corp.
3.500% due 01/15/28 (Þ)	5,030	4,715	3.050% due 10/15/27	2,290	2,183
Buckeye Partners LP			Cintas Corp. No. 2
5.850% due 11/15/43	1,216	1,321	2.900% due 04/01/22	320	320
Bunge, Ltd. Finance Corp.			3.700% due 04/01/27	340	346
8.500% due 06/15/19	1,226	1,321	Cisco Systems, Inc.
Burlington Northern Santa Fe LLC			1.400% due 09/20/19	1,945	1,917
3.250% due 06/15/27	1,266	1,272	2.450% due 06/15/20	1,273	1,272
4.150% due 04/01/45	705	752	Citigroup Capital III
Capital One Bank USA NA			7.625% due 12/01/36	1,855	2,459
Series BKNT			Citigroup, Inc.
2.250% due 02/13/19	2,755	2,752	4.450% due 09/29/27	7,830	8,166
Cardinal Health, Inc.			8.125% due 07/15/39	2,110	3,337
2.616% due 06/15/22	240	234	5.300% due 05/06/44	671	781
3.079% due 06/15/24	300	290	4.650% due 07/30/45	1,189	1,331
Carlyle Holdings II Finance LLC			4.750% due 05/18/46	110	119
5.625% due 03/30/43 (Þ)	1,110	1,239
			Series P
Caterpillar Financial Services Corp.			5.950% due 12/31/49 (Ê)(ƒ)	1,900	2,009
1.900% due 03/22/19	1,380	1,374
1.350% due 05/18/19	2,050	2,025	Citizens Financial Group, Inc.
			2.375% due 07/28/21	2,695	2,641
1.931% due 10/01/21	2,305	2,236	Cliffs Natural Resources, Inc.
CBL & Associates LP			6.250% due 10/01/40	450	380
5.950% due 12/15/26	1,340	1,235
CCO Holdings LLC / CCO Holdings			CME Group, Inc.
Capital Corp.			5.300% due 09/15/43	200	250
5.375% due 05/01/25 (Þ)	760	771	CNH Industrial Capital LLC
Celgene Corp.			3.875% due 10/15/21	1,315	1,342
3.550% due 08/15/22	200	203	CNOOC Finance USA LLC
5.000% due 08/15/45	480	533	3.500% due 05/05/25	1,300	1,286
Centene Corp.			Coca-Cola Co. (The)
4.750% due 05/15/22	670	697	3.300% due 09/01/21	1,248	1,276
CenturyLink, Inc.			Comcast Corp.
Series G			3.375% due 08/15/25	200	201
6.875% due 01/15/28	350	324	2.350% due 01/15/27	3,300	3,021
Series T			3.200% due 07/15/36	120	111
5.800% due 03/15/22	300	293	6.550% due 07/01/39	2,530	3,428
CF Industries, Inc.			3.999% due 11/01/49	207	206
5.150% due 03/15/34	700	706	Commonwealth Edison Co.
5.375% due 03/15/44	3,025	2,957	2.550% due 06/15/26	1,520	1,440
Charter Communications Operating LLC			Concho Resources, Inc.
/ Charter Communications Operating			3.750% due 10/01/27	940	933
Capital			Conseco Finance Corp.
4.908% due 07/23/25	3,485	3,644	Series 1996-4 Class M1
4.200% due 03/15/28	3,810	3,731	7.750% due 06/15/27 (~)(Ê)	1,855	1,904
6.384% due 10/23/35	140	163	Constellation Brands, Inc.
6.484% due 10/23/45	3,825	4,496	6.000% due 05/01/22	1,759	1,961
6.834% due 10/23/55	1,093	1,332	4.750% due 11/15/24	290	312
Cheniere Corpus Christi Holdings LLC			Continental Resources, Inc.
5.125% due 06/30/27	280	289	4.500% due 04/15/23	550	557

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 201

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 01/15/28 (Þ)	50	50	DISH DBS Corp.
4.900% due 06/01/44	305	304	6.750% due 06/01/21	235	246
Costco Wholesale Corp.			5.875% due 11/15/24	550	521
2.150% due 05/18/21	1,299	1,282	Dollar Tree, Inc.
Cott Holdings, Inc.			5.750% due 03/01/23	490	511
5.500% due 04/01/25 (Þ)	260	265	Dominion Energy, Inc.
Cox Communications, Inc.			2.579% due 07/01/20	1,282	1,272
3.250% due 12/15/22 (Þ)	1,200	1,196	Dominion Resources, Inc.
6.450% due 12/01/36 (Þ)	2,185	2,557	7.000% due 06/15/38	150	204
Crown Castle International Corp.			Domtar Corp.
5.250% due 01/15/23	1,073	1,161	6.750% due 02/15/44	1,141	1,300
CVS Health Corp.			Dow Chemical Co. (The)
2.750% due 12/01/22	600	584	3.500% due 10/01/24	1,258	1,275
3.375% due 08/12/24	1,279	1,262	Dresdner Funding Trust I
3.875% due 07/20/25	880	888	8.151% due 06/30/31 (Þ)	350	470
2.875% due 06/01/26	985	922	Duke Energy Carolinas LLC
5.300% due 12/05/43	1,650	1,878	5.300% due 02/15/40	200	247
5.125% due 07/20/45	710	789	4.250% due 12/15/41	100	108
DAE Funding LLC			Eaton Corp.
4.500% due 08/01/22 (Þ)	132	131	2.750% due 11/02/22	1,000	990
5.000% due 08/01/24 (Þ)	130	129	4.150% due 11/02/42	250	256
Daimler Finance NA LLC			eBay, Inc.
1.750% due 10/30/19 (Þ)	3,850	3,796	2.253% due 08/01/19 (Ê)	1,725	1,731
2.300% due 01/06/20 (Þ)	7,035	6,991	Ecolab, Inc.
Darden Restaurants, Inc.			4.350% due 12/08/21	82	87
6.800% due 10/15/37	2,080	2,798	Edgewell Personal Care Co.
DaVita HealthCare Partners, Inc.			4.700% due 05/19/21	462	472
5.000% due 05/01/25	30	30	EI du Pont de Nemours & Co.
DCP Midstream Operating, LP			4.900% due 01/15/41	1,041	1,170
5.600% due 04/01/44	175	182	Eli Lilly & Co.
Delhaize America, Inc.			3.100% due 05/15/27	260	258
9.000% due 04/15/31	809	1,127	Embarq Corp.
Dell International LLC / EMC Corp.			7.995% due 06/01/36	720	697
3.480% due 06/01/19 (Þ)	1,000	1,009	Energy Transfer Equity, LP
4.420% due 06/15/21 (Þ)	1,840	1,906	4.250% due 03/15/23	2,220	2,231
7.125% due 06/15/24 (Þ)	630	688	Energy Transfer Partners LP
8.350% due 07/15/46 (Þ)	4,545	5,965	Series A
			6.250% due 12/31/99 (Ê)(ƒ)	3,010	3,016
Delphi Financial Group, Inc.
7.875% due 01/31/20	1,150	1,258	Energy Transfer Partners, LP
			4.050% due 03/15/25	2,330	2,320
Delta Air Lines Pass-Through Trust			6.050% due 06/01/41	1,718	1,855
Series 071A Class A
6.821% due 08/10/22	2,687	3,014	EnLink Midstream Partners, LP
Series 2002-1 Class G-1			2.700% due 04/01/19	2,120	2,113
6.718% due 01/02/23	316	347	4.150% due 06/01/25	2,000	2,004
Delta Air Lines, Inc.			Series C
2.875% due 03/13/20	1,288	1,288	6.000% due 12/31/99 (Ê)(ƒ)	2,415	2,391
Deutsche Bank AG			Enterprise Products Operating LLC
2.700% due 07/13/20	1,371	1,361	Series A
Devon Energy Corp.			5.481% due 08/01/66 (Ê)	1,890	1,893
5.850% due 12/15/25	2,550	2,939	Series B
5.000% due 06/15/45	1,150	1,280	7.034% due 01/15/68 (Ê)	1,500	1,509
Devon Financing Co. LLC			EOG Resources, Inc.
7.875% due 09/30/31	3,400	4,637	2.450% due 04/01/20	680	678
Diageo Investment Corp.			4.150% due 01/15/26	200	210
2.875% due 05/11/22	600	601	EPR Properties Co.
Diamond Offshore Drilling, Inc.			4.750% due 12/15/26	1,229	1,246
4.875% due 11/01/43	445	340	Exelon Corp.
Digital Realty Trust LP			2.850% due 06/15/20	2,590	2,599
3.400% due 10/01/20	1,271	1,290	Exelon Generation Co. LLC
Discovery Communications LLC			2.950% due 01/15/20	1,351	1,358
5.625% due 08/15/19	1,453	1,515	Exxon Mobil Corp.
6.350% due 06/01/40	2,666	3,112	1.739% due 03/15/19 (Ê)	4,555	4,561
			3.043% due 03/01/26	450	448

See accompanying notes which are an integral part of this quarterly report.

202 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.114% due 03/01/46	250	270	Gilead Sciences, Inc.
Series FXD			2.550% due 09/01/20	3,020	3,024
1.912% due 03/06/20	1,357	1,344	3.650% due 03/01/26	170	174
Farmers Exchange Capital III			4.750% due 03/01/46	615	695
5.454% due 10/15/54 (Ê)(Þ)	2,235	2,364	Glencore Funding LLC
FedEx Corp.			4.125% due 05/30/23 (Þ)	280	288
4.500% due 02/01/65	1,191	1,156	4.000% due 03/27/27 (Þ)	820	812
Fifth Third Bank			Global Marine, Inc.
Series BKNT			7.000% due 06/01/28	255	259
2.300% due 03/15/19	1,177	1,176	GLP Capital, LP / GLP Financing II, Inc.
2.875% due 10/01/21	2,370	2,367	5.375% due 11/01/23	550	591
First Data Corp.			Goldman Sachs Capital II
5.375% due 08/15/23 (Þ)	500	516	4.000% due 06/01/43 (Ê)(ƒ)	17	15
First Niagara Financial Group, Inc.			Goldman Sachs Group, Inc. (The)
6.750% due 03/19/20	1,245	1,349	5.250% due 07/27/21	1,900	2,041
First Union Capital II			3.850% due 07/08/24	1,445	1,476
Series A			3.272% due 09/29/25 (Ê)	4,075	3,999
7.950% due 11/15/29	1,575	2,058	4.250% due 10/21/25	1,410	1,452
FirstEnergy Corp.			3.500% due 11/16/26	590	582
Series B			6.750% due 10/01/37	2,311	3,054
4.250% due 03/15/23	700	731	6.250% due 02/01/41	1,100	1,456
3.900% due 07/15/27	770	778	5.150% due 05/22/45	170	194
Series C			4.750% due 10/21/45	1,000	1,123
7.375% due 11/15/31	1,900	2,563
			Series D
Ford Holdings LLC			6.000% due 06/15/20	1,875	2,012
9.300% due 03/01/30	910	1,268
			Series GMTN
Ford Motor Credit Co. LLC			3.510% due 10/28/27 (Ê)	2,370	2,524
3.157% due 08/04/20	1,750	1,757
			Goodyear Tire & Rubber Co. (The)
5.875% due 08/02/21	650	704	5.125% due 11/15/23	40	41
Freeport-McMoRan, Inc.			Great Plains Energy, Inc.
3.550% due 03/01/22	600	596	5.292% due 06/15/22 (~)(Ê)	3,785	4,048
6.875% due 02/15/23	70	77	Halliburton Co.
4.550% due 11/14/24	150	152	3.800% due 11/15/25	500	512
5.400% due 11/14/34	270	282	4.850% due 11/15/35	700	786
5.450% due 03/15/43	6,095	6,263	Harris Corp.
Fresenius Medical Care US Finance II,			4.854% due 04/27/35	250	273
Inc.			5.054% due 04/27/45	260	299
5.875% due 01/31/22 (Þ)	1,239	1,344
GE Capital International Funding Co.			Hasbro, Inc.
Unlimited Co.			3.500% due 09/15/27	2,235	2,129
4.418% due 11/15/35	1,000	1,032	HCA, Inc.
General Electric Co.			5.375% due 02/01/25	160	164
5.300% due 02/11/21	2,090	2,224	4.500% due 02/15/27	70	70
4.500% due 03/11/44	800	839	5.500% due 06/15/47	4,660	4,756
Series GMTN			Hewlett Packard Enterprise Co.
3.100% due 01/09/23	679	675	2.100% due 10/04/19 (Þ)	2,235	2,210
6.150% due 08/07/37	583	730	Zero coupon due 10/15/35	4,688	5,044
6.875% due 01/10/39	1,780	2,422	Zero coupon due 10/15/45	1,254	1,327
Series NOTZ			Home Depot, Inc. (The)
2.522% due 04/15/20 (Ê)	1,140	1,149	2.625% due 06/01/22	1,286	1,280
General Motors Co.			HSBC Bank NA
4.875% due 10/02/23	2,420	2,571	Series BKNT
4.200% due 10/01/27	1,645	1,655	5.875% due 11/01/34	2,665	3,357
6.250% due 10/02/43	650	767	HSBC USA, Inc.
5.200% due 04/01/45	1,455	1,516	7.200% due 07/15/97	823	1,179
General Motors Financial Co. , Inc.			Humana, Inc.
3.500% due 07/10/19	1,156	1,170	3.150% due 12/01/22	100	99
4.375% due 09/25/21	150	156	3.950% due 03/15/27	330	334
4.250% due 05/15/23	100	103	4.625% due 12/01/42	150	159
Genworth Holdings, Inc.			4.950% due 10/01/44	120	133
7.200% due 02/15/21	490	478	4.800% due 03/15/47	30	33
Georgia-Pacific LLC			Hyundai Capital America
8.875% due 05/15/31	2,190	3,311	2.000% due 07/01/19 (Þ)	1,235	1,220

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 203

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
IBM Credit LLC			Kraft Heinz Foods Co.
2.005% due 01/20/21 (Ê)	4,000	4,016	4.875% due 02/15/25 (Þ)	5,634	5,924
Intel Corp.			3.950% due 07/15/25	80	81
2.875% due 05/11/24	2,390	2,370	3.000% due 06/01/26	300	282
3.700% due 07/29/25	150	155	5.000% due 07/15/35	1,333	1,446
3.734% due 12/08/47 (Þ)	108	108	5.000% due 06/04/42	80	85
International Business Machines Corp.			5.200% due 07/15/45	150	164
1.272% due 02/12/19 (Ê)	1,270	1,274	Kroger Co. (The)
1.875% due 05/15/19	1,288	1,282	2.950% due 11/01/21	1,130	1,131
International Game Technology			5.150% due 08/01/43	150	159
7.500% due 06/15/19	245	258	4.650% due 01/15/48	3,205	3,290
International Lease Finance Corp.			L Brands, Inc.
5.875% due 04/01/19	1,279	1,325	6.950% due 03/01/33	520	514
5.875% due 08/15/22	1,370	1,505	Lamb Weston Holdings, Inc.
International Paper Co.			4.875% due 11/01/26 (Þ)	350	357
8.700% due 06/15/38	1,735	2,579	Land O' Lakes, Inc.
Jackson National Life Global Funding			6.000% due 11/15/22 (Þ)	4,550	5,016
2.600% due 12/09/20 (Þ)	1,340	1,334	Lennar Corp.
JBS USA LUX SA / JBS USA Finance,			4.500% due 04/30/24	220	222
Inc.			Leucadia National Corp.
8.250% due 02/01/20 (Þ)	1,175	1,178	5.500% due 10/18/23	1,211	1,291
JC Penney Corp. , Inc.			6.625% due 10/23/43	350	391
7.400% due 04/01/37	525	378	Life Technologies Corp.
Jefferies Group LLC			6.000% due 03/01/20	1,198	1,276
6.500% due 01/20/43	1,099	1,281	Lockheed Martin Corp.
John Deere Capital Corp.			4.250% due 11/15/19	1,325	1,368
Series DMTN			3.350% due 09/15/21	1,160	1,183
2.350% due 01/08/21	965	959	4.500% due 05/15/36	100	110
Series MTN
2.003% due 09/08/22 (Ê)	4,245	4,262	Series 10YR
			3.550% due 01/15/26	600	612
Johnson & Johnson
2.250% due 03/03/22	2,200	2,174	LyondellBasell Industries NV
			5.750% due 04/15/24	1,042	1,173
3.625% due 03/03/37	350	359	Macy's Retail Holdings, Inc.
JPMorgan Chase & Co.			3.450% due 01/15/21	1,195	1,195
2.750% due 06/23/20	2,755	2,765
4.400% due 07/22/20	1,224	1,278	Marathon Petroleum Corp.
			5.000% due 09/15/54	1,234	1,281
2.550% due 03/01/21	3,340	3,321	MassMutual Global Funding II
2.086% due 03/09/21 (Ê)	10,410	10,465	1.950% due 09/22/20 (Þ)	6,570	6,456
4.350% due 08/15/21	900	946	Mattel, Inc.
3.875% due 09/10/24	2,265	2,319	2.350% due 05/06/19	950	936
4.125% due 12/15/26	1,600	1,662	McDonald's Corp.
4.250% due 10/01/27	210	219	3.700% due 01/30/26	400	408
6.400% due 05/15/38	908	1,229	3.500% due 03/01/27	240	243
4.950% due 06/01/45	700	792	MDC Holdings, Inc.
JPMorgan Chase Bank NA			5.625% due 02/01/20	455	474
Series BKNT			6.000% due 01/15/43	100	99
1.650% due 09/23/19	1,302	1,286	MeadWestvaco Corp.
2.063% due 02/01/21 (Ê)	6,515	6,521	7.375% due 09/01/19	970	1,041
Kinder Morgan Energy Partners, LP			Medtronic, Inc.
7.500% due 11/15/40	973	1,255	3.500% due 03/15/25	1,000	1,019
Kinder Morgan, Inc.			Merck & Co. , Inc.
5.550% due 06/01/45	1,475	1,627	2.750% due 02/10/25	300	293
Series GMTN			Mercury General Corp.
7.800% due 08/01/31	931	1,188	4.400% due 03/15/27	2,330	2,348
KKR Group Finance Co. II LLC			MetLife, Inc.
5.500% due 02/01/43 (Þ)	50	57	6.400% due 12/15/36	1,775	2,042
KKR Group Finance Co. III LLC			Metropolitan Life Global Funding I
5.125% due 06/01/44 (Þ)	2,505	2,705	2.500% due 12/03/20 (Þ)	2,000	1,992
Kohl's Corp.			Microsoft Corp.
5.550% due 07/17/45	3,175	3,196	2.400% due 02/06/22	1,288	1,275
Kraft Foods Group, Inc.			2.875% due 02/06/24	970	965
3.500% due 06/06/22	200	202	2.700% due 02/12/25	240	235

See accompanying notes which are an integral part of this quarterly report.

204 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.400% due 08/08/26	1,350	1,273	3.400% due 04/15/26	350	353
3.300% due 02/06/27	1,200	1,211	3.000% due 02/15/27	870	848
3.450% due 08/08/36	20	20	4.625% due 06/15/45	200	220
3.750% due 02/12/45	1,000	1,023	4.400% due 04/15/46	150	163
MidAmerican Energy Co.			4.100% due 02/15/47	1,010	1,045
3.500% due 10/15/24	1,500	1,548	Omega Healthcare Investors, Inc.
Morgan Stanley			4.750% due 01/15/28	1,257	1,221
3.141% due 10/24/23 (Ê)	4,220	4,368	ONEOK Partners, LP
Series GMTN			6.650% due 10/01/36	1,059	1,307
7.300% due 05/13/19	1,000	1,060	ONEOK, Inc.
3.750% due 02/25/23	3,515	3,597	7.500% due 09/01/23	1,079	1,276
3.772% due 01/24/29 (Ê)	3,680	3,700	Oracle Corp.
MPLX LP			2.950% due 11/15/24	2,900	2,867
4.875% due 06/01/25	700	744	3.800% due 11/15/37	1,400	1,436
Mutual of Omaha Insurance Co.			Owens & Minor, Inc.
4.297% due 07/15/54 (Ê)(Þ)	2,390	2,378	3.875% due 09/15/21	1,268	1,275
Mylan NV			PACCAR Financial Corp.
3.950% due 06/15/26	1,805	1,793	1.650% due 02/25/19	1,400	1,392
Nabors Industries, Inc.			1.200% due 08/12/19	1,236	1,214
5.100% due 09/15/23	1,000	973	Pacific Gas & Electric Co.
Navient Corp.			6.050% due 03/01/34	1,700	2,091
Series MTN			5.800% due 03/01/37	400	487
8.000% due 03/25/20	1,175	1,270	Pacific Life Insurance Co.
5.625% due 08/01/33	320	289	4.300% due 10/24/67 (Ê)(Þ)	1,445	1,412
NBCUniversal Media LLC			PepsiCo, Inc.
4.375% due 04/01/21	2,207	2,324	2.750% due 03/01/23	1,280	1,272
NCL Corp. , Ltd.			Pepsi-Cola Metropolitan Bottling Co. ,
4.750% due 12/15/21 (Þ)	210	217	Inc.
Netflix, Inc.			Series B
5.875% due 02/15/25	380	407	7.000% due 03/01/29	903	1,199
New Albertson's, Inc.			Pfizer, Inc.
Series MTNC			1.700% due 12/15/19	1,295	1,281
6.625% due 06/01/28	400	321	Philip Morris International, Inc.
New York Life Global Funding			1.875% due 11/01/19	780	773
1.829% due 04/12/19 (Ê)(Þ)	9,645	9,650	2.000% due 02/21/20	7,585	7,507
Newell Brands, Inc.			2.375% due 08/17/22	3,357	3,271
3.150% due 04/01/21	150	151	2.500% due 08/22/22	600	587
3.850% due 04/01/23	400	408	6.375% due 05/16/38	840	1,114
5.000% due 11/15/23	3,599	3,772	4.500% due 03/20/42	220	235
4.200% due 04/01/26	250	255	Series 5YR
5.500% due 04/01/46	2,150	2,468	2.500% due 11/02/22	220	215
NGPL PipeCo. LLC			Pitney Bowes, Inc.
4.375% due 08/15/22 (Þ)	3,440	3,475	4.125% due 05/15/22	1,405	1,347
7.768% due 12/15/37 (Þ)	350	437	Plains All American Pipeline, LP / PAA
Noble Energy, Inc.			Finance Corp.
3.900% due 11/15/24	1,000	1,022	2.600% due 12/15/19	1,378	1,367
3.850% due 01/15/28	390	391	Precision Castparts Corp.
5.250% due 11/15/43	100	111	2.500% due 01/15/23	1,235	1,215
4.950% due 08/15/47	190	206	Pricoa Global Funding I
			2.550% due 11/24/20 (Þ)	2,210	2,205
Norfolk Southern Corp.			Prime Security Services Borrower LLC /
1.800% due 02/14/20	2,580	2,554	Prime Finance, Inc.
Northrop Grumman Corp.			9.250% due 05/15/23 (Þ)	330	365
3.250% due 01/15/28	1,130	1,108	Procter & Gamble Co. (The)
Northwest Airlines Pass-Through Trust			2.043% due 11/01/19 (Ê)	1,580	1,586
Series 07-1			1.850% due 02/02/21	1,204	1,180
7.027% due 11/01/19	1,774	1,903
			Progress Energy, Inc.
NuStar Logistics LP			4.400% due 01/15/21	200	208
4.800% due 09/01/20	350	357
			Protective Life Global Funding
NVR, Inc.			2.700% due 11/25/20 (Þ)	1,100	1,097
3.950% due 09/15/22	3,200	3,302
			PSEG Power LLC
Occidental Petroleum Corp.			8.625% due 04/15/31	896	1,178
3.125% due 02/15/22	200	202
			PulteGroup, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 205

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 02/15/35	350	372	Southern Natural Gas Co. LLC /
QUALCOMM, Inc.			Southern Natural Issuing Corp.
2.600% due 01/30/23	2,795	2,697	4.400% due 06/15/21	1,870	1,945
Quicken Loans, Inc.			Southwest Airlines Co.
5.750% due 05/01/25 (Þ)	230	234	2.650% due 11/05/20	1,800	1,797
QVC, Inc.			Southwestern Energy Co.
4.375% due 03/15/23	845	855	6.700% due 01/23/25	182	185
4.850% due 04/01/24	1,236	1,292	Sprint Capital Corp.
Qwest Capital Funding, Inc.			6.875% due 11/15/28	243	251
7.750% due 02/15/31	300	271	8.750% due 03/15/32	2,408	2,847
Qwest Corp.			Sunoco Logistics Partners Operations,
6.875% due 09/15/33	774	754	LP
Regency Energy Partners, LP / Regency			6.850% due 02/15/40	1,152	1,302
Energy Finance Corp.			5.400% due 10/01/47	1,850	1,892
5.875% due 03/01/22	400	432	Symantec Corp.
Reliance Holding USA, Inc.			3.950% due 06/15/22	700	705
4.500% due 10/19/20 (Þ)	1,238	1,286	Sysco Corp.
Reliance Standard Life Global Funding			2.500% due 07/15/21	1,187	1,174
II			Talen Energy Supply LLC
2.500% due 01/15/20 (Þ)	2,705	2,693	4.600% due 12/15/21	531	502
Reynolds American, Inc.			Taylor Morrison Communities, Inc. /
6.875% due 05/01/20	880	958	Taylor Morrison Holdings II, Inc.
3.250% due 06/12/20	250	253	5.625% due 03/01/24 (Þ)	700	736
4.450% due 06/12/25	2,950	3,089	Teachers Insurance & Annuity
8.125% due 05/01/40	2,415	3,524	Association of America
5.850% due 08/15/45	310	378	4.900% due 09/15/44 (Þ)	400	448
Reynolds Group Issuer, Inc. / Reynolds			4.375% due 09/15/54 (Ê)(Þ)	200	201
Group Issuer LLC			Tenet Healthcare Corp.
5.750% due 10/15/20	339	345	6.875% due 11/15/31	461	403
6.875% due 02/15/21	240	243	Tennessee Gas Pipeline Co. LLC
Rite Aid Corp.			8.375% due 06/15/32	3,065	3,979
7.700% due 02/15/27	200	177	Teva Pharmaceutical Finance Co. LLC
Roche Holdings, Inc.			6.150% due 02/01/36	1,257	1,258
2.875% due 09/29/21 (Þ)	1,273	1,279	Thermo Fisher Scientific, Inc.
Rockies Express Pipeline LLC			2.950% due 09/19/26	1,329	1,269
5.625% due 04/15/20 (Þ)	813	854	Time Warner Cable LLC
Roper Technologies, Inc.			4.125% due 02/15/21	1,000	1,022
2.800% due 12/15/21	1,270	1,260	7.300% due 07/01/38	1,348	1,689
Rowan Cos. , Inc.			5.875% due 11/15/40	540	588
4.875% due 06/01/22	350	340	Time Warner Entertainment Co. , LP
4.750% due 01/15/24	420	382	8.375% due 03/15/23	956	1,151
Sabine Pass Liquefaction LLC			Time Warner, Inc.
6.250% due 03/15/22	3,005	3,315	4.875% due 03/15/20	1,295	1,353
5.750% due 05/15/24	380	417	4.750% due 03/29/21	3,360	3,543
5.000% due 03/15/27	1,740	1,848	3.800% due 02/15/27	330	326
Safeway, Inc.			TJX Cos. , Inc. (The)
7.250% due 02/01/31	490	421	2.250% due 09/15/26	90	83
Santander Holdings USA, Inc.			Toyota Motor Credit Corp.
2.700% due 05/24/19	1,167	1,166	1.400% due 05/20/19	1,316	1,302
4.500% due 07/17/25	100	103	Series GMTN
Schlumberger Holdings Corp.			2.800% due 07/13/22	1,305	1,302
4.000% due 12/21/25 (Þ)	300	311	Transcontinental Gas Pipe Line Co. LLC
Sealed Air Corp.			7.850% due 02/01/26	800	1,013
6.875% due 07/15/33 (Þ)	430	496	Transocean, Inc.
Select Income REIT			6.800% due 03/15/38	560	480
4.250% due 05/15/24	1,510	1,481	Unilever Capital Corp.
			1.375% due 07/28/21	1,340	1,283
Sempra Energy			Union Pacific Railroad Co. Pass-Through
1.625% due 10/07/19	1,192	1,175
3.400% due 02/01/28	630	617	Trust
			Series 06-1
Sherwin-Williams Co.			5.866% due 07/02/30	682	763
2.250% due 05/15/20	1,925	1,907	United Parcel Service, Inc.
Sierra Pacific Power Co.			2.500% due 04/01/23	190	186
2.600% due 05/01/26	1,246	1,182

See accompanying notes which are an integral part of this quarterly report.

206 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.050% due 11/15/27	130	128	Waste Management, Inc.
United Rentals NA, Inc.			3.500% due 05/15/24	1,200	1,224
5.750% due 11/15/24	380	400	WEA Finance LLC / Westfield UK &
United Technologies Corp.			Europe Finance PLC
1.950% due 11/01/21	1,222	1,186	3.250% due 10/05/20 (Þ)	1,025	1,038
3.100% due 06/01/22	1,000	1,009	Wells Fargo & Co.
4.500% due 06/01/42	200	218	2.525% due 12/07/20 (Ê)	3,670	3,743
UnitedHealth Group, Inc.			2.500% due 03/04/21	2,895	2,870
2.700% due 07/15/20	1,272	1,278	2.827% due 03/04/21 (Ê)	4,000	4,124
3.875% due 10/15/20	100	103	4.600% due 04/01/21	2,614	2,754
5.700% due 10/15/40	400	509	3.069% due 01/24/23	3,000	3,002
Universal Health Services, Inc.			3.002% due 10/31/23 (Ê)	9,430	9,720
4.750% due 08/01/22 (Þ)	1,330	1,362	3.000% due 04/22/26	2,000	1,939
Univision Communications, Inc.			3.000% due 10/23/26	1,670	1,615
5.125% due 02/15/25 (Þ)	380	369	4.400% due 06/14/46	160	167
US Airways Pass-Through Trust			4.750% due 12/07/46	1,270	1,403
Series 2012-1 Class A			Series GMTN
5.900% due 10/01/24	2,285	2,508	2.600% due 07/22/20	2,045	2,043
Series A Class A			4.300% due 07/22/27	2,160	2,261
7.125% due 10/22/23	2,133	2,417	4.900% due 11/17/45	1,700	1,913
US Bank NA			Wells Fargo Bank NA
Series BKNT			1.750% due 05/24/19	1,311	1,301
2.125% due 10/28/19	1,263	1,256	Western Gas Partners, LP
USF&G Capital III			4.650% due 07/01/26	240	248
8.312% due 07/01/46 (Þ)	2,766	3,985	Westlake Chemical Corp.
Valeant Pharmaceuticals International,			4.875% due 05/15/23	1,165	1,198
Inc.			Williams Cos. , Inc. (The)
9.000% due 12/15/25 (Þ)	330	339	3.700% due 01/15/23	1,205	1,196
Valero Energy Corp.			5.750% due 06/24/44	385	425
10.500% due 03/15/39	800	1,359	Williams Partners, LP
Verizon Communications, Inc.			3.600% due 03/15/22	1,650	1,675
2.370% due 06/17/19 (Ê)	2,550	2,572	4.300% due 03/04/24	845	880
1.750% due 08/15/21	1,329	1,281	3.750% due 06/15/27	2,350	2,342
3.500% due 11/01/24	30	30	5.800% due 11/15/43	2,220	2,632
3.376% due 02/15/25	3,295	3,266	Wyndham Worldwide Corp.
2.625% due 08/15/26	150	139	4.150% due 04/01/24	1,150	1,153
4.125% due 03/16/27	580	596	Xerox Corp.
5.250% due 03/16/37	890	983	4.070% due 03/17/22	1,254	1,275
5.500% due 03/16/47	50	57	Yum! Brands, Inc.
4.672% due 03/15/55	8,775	8,597	3.875% due 11/01/23	850	850
Viacom, Inc.			ZF NA Capital, Inc.
3.875% due 04/01/24	150	151	4.750% due 04/29/25 (Þ)	620	639
6.250% due 02/28/57 (Ê)	4,235	4,367			987,514
Virginia Electric & Power Co.			International Debt - 9.5%
Series B			1011778 B. C. Unlimited Liability Co. /
2.950% due 11/15/26	3,350	3,244	New Red Finance, Inc.
Series C			5.000% due 10/15/25 (Þ)	240	240
4.000% due 11/15/46	1,165	1,214	1011778 B. C. Unlimited Liability Co.
Visa, Inc.			1st Lien Term Loan B
3.150% due 12/14/25	1,000	999	3.823% due 02/17/24 (Ê)	572	575
4.300% due 12/14/45	1,460	1,622	3.943% due 02/17/24 (Ê)	367	369
Volkswagen Group of America Finance			ABN AMRO Bank NV
LLC			1.800% due 09/20/19 (Þ)	1,310	1,294
2.450% due 11/20/19 (Þ)	2,425	2,416	4.750% due 07/28/25 (Þ)	400	419
Wachovia Capital Trust II			Abu Dhabi Government International
2.222% due 01/15/27 (Ê)	2,745	2,587	Bond
Walgreens Boots Alliance, Inc.			2.500% due 10/11/22 (Þ)	1,030	1,001
2.700% due 11/18/19	1,348	1,350	4.125% due 10/11/47 (Þ)	1,740	1,698
3.450% due 06/01/26	471	458	Actavis Funding SCS
Walt Disney Co. (The)			3.000% due 03/12/20 (Þ)	1,355	1,360
1.685% due 06/05/20 (Ê)	6,000	6,017	3.450% due 03/15/22	250	251
Washington Prime Group, LP			3.800% due 03/15/25	1,100	1,104
5.950% due 08/15/24	1,165	1,182

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 207

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.550% due 03/15/35	50	52	2.350% due 09/08/19 (Þ)	1,294	1,289
4.750% due 03/15/45	41	43	Barclays Bank PLC
ACWA Power Management and			6.278% due 12/29/49 (Ê)(ƒ)	215	252
Investments One, Ltd.			Barclays PLC
5.950% due 12/15/39 (Þ)	1,805	1,909	4.337% due 01/10/28	1,695	1,730
AerCap Ireland Capital, Ltd. / AerCap			4.836% due 05/09/28	4,020	4,129
Global Aviation Trust			BAT International Finance PLC
3.750% due 05/15/19	400	405	2.750% due 06/15/20 (Þ)	1,354	1,352
Agrium, Inc.			BBVA Bancomer SA
7.125% due 05/23/36	964	1,284	6.750% due 09/30/22 (Þ)	3,611	4,030
Alcoa Nederland Holding BV			Bharti Airtel, Ltd.
7.000% due 09/30/26 (Þ)	300	333	4.375% due 06/10/25 (Þ)	730	729
Alibaba Group Holding, Ltd.			BHP Billiton Finance USA, Ltd.
2.500% due 11/28/19	1,299	1,296	2.875% due 02/24/22	49	49
Alimentation Couche-Tard, Inc.			5.000% due 09/30/43	300	363
3.550% due 07/26/27 (Þ)	1,287	1,258	6.750% due 10/19/75 (Ê)(Þ)	1,600	1,863
America Movil SAB de CV			Bluemountain CLO , Ltd.
5.000% due 03/30/20	3,091	3,237	Series 2017-2A Class A1R
Anglo American Capital PLC			2.539% due 10/22/30 (Ê)(Þ)	2,380	2,398
3.750% due 04/10/22 (Þ)	380	384	BNP Paribas
3.625% due 09/11/24 (Þ)	550	545	4.625% due 03/13/27 (Þ)	450	473
4.750% due 04/10/27 (Þ)	250	260	BNP Paribas SA
ArcelorMittal			3.375% due 01/09/25 (Þ)	1,880	1,859
5.750% due 08/05/20	1,089	1,149	BOC Aviation, Ltd.
6.000% due 03/01/21	525	562	3.000% due 03/30/20 (Þ)	1,291	1,288
6.750% due 02/25/22	360	399	Bombardier, Inc.
Argentine Republic Government			7.450% due 05/01/34 (Þ)	200	204
International Bond			BP Capital Markets PLC
4.625% due 01/11/23	640	625	1.768% due 09/19/19	1,165	1,153
6.875% due 01/11/48	1,470	1,424	3.245% due 05/06/22	100	102
Aristocrat International Pty, Ltd. Term
Loan B2			3.216% due 11/28/23	3,860	3,898
3.745% due 10/20/21 (Ê)	975	983	3.119% due 05/04/26	800	790
AstraZeneca PLC			Braskem Netherlands Finance BV
1.950% due 09/18/19	1,385	1,374	3.500% due 01/10/23 (Þ)	2,590	2,564
2.375% due 11/16/20	3,035	3,023	4.500% due 01/10/28 (Þ)	1,635	1,653
2.375% due 06/12/22	2,545	2,487	Brazilian Government International Bond
Athene Holding, Ltd.			5.625% due 01/07/41	2,360	2,375
4.125% due 01/12/28	3,695	3,655	British Telecommunications PLC
Australia & New Zealand Banking			9.125% due 12/15/30	200	297
Group, Ltd.			Brookfield Finance LLC
1.936% due 08/19/20 (Ê)(Þ)	3,526	3,546	4.000% due 04/01/24	1,149	1,177
Banco de Bogota SA			Brookfield Finance, Inc.
4.375% due 08/03/27 (Þ)	1,173	1,174	4.250% due 06/02/26	1,110	1,127
Banco Inbursa SA Institucion de Banca			Canadian Imperial Bank of Commerce
Multiple			1.807% due 05/29/19 (Ê)(~)	6,000	6,005
4.375% due 04/11/27 (Þ)	1,176	1,174	Series BKNT
Bancolombia SA			2.100% due 10/05/20	1,299	1,282
5.950% due 06/03/21	3,682	3,987	Canadian Oil Sands, Ltd.
Banistmo SA			7.750% due 05/15/19 (Þ)	2,590	2,738
3.650% due 09/19/22 (Þ)	1,292	1,279	4.500% due 04/01/22 (Þ)	3,740	3,838
Bank of Montreal			CBQ Finance, Ltd.
1.500% due 07/18/19	1,311	1,293	7.500% due 11/18/19 (Þ)	1,081	1,152
2.100% due 12/12/19	1,465	1,454	CDP Financial, Inc.
1.900% due 08/27/21	1,535	1,488	5.600% due 11/25/39 (Þ)	1,780	2,305
Bank of Nova Scotia (The)			Cenovus Energy, Inc.
1.650% due 06/14/19	1,304	1,290	4.250% due 04/15/27	3,720	3,692
2.234% due 06/14/19 (Ê)	7,500	7,542	6.750% due 11/15/39	640	772
Series BKNT			Centrica PLC
2.500% due 01/08/21	1,140	1,131	4.000% due 10/16/23 (Þ)	1,158	1,176
2.450% due 09/19/22	1,965	1,917	Colombia Government International
Bank of Tokyo-Mitsubishi UFJ, Ltd.			Bond
(The)			5.625% due 02/26/44	1,720	1,964
			Commonwealth Bank of Australia

See accompanying notes which are an integral part of this quarterly report.

208 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 10/15/19 (Þ)	200	208	2.125% due 06/29/49 (Ê)	4,310	3,971
3.900% due 07/12/47 (Þ)	700	695	HSBC Holdings PLC
Cooperatieve Rabobank UA			3.400% due 03/08/21	2,000	2,028
4.625% due 12/01/23	900	953	3.262% due 03/13/23 (Ê)	3,185	3,193
4.375% due 08/04/25	2,600	2,702	4.250% due 08/18/25	1,000	1,024
11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	442	3.900% due 05/25/26	1,160	1,183
Corp. Andina de Fomento			Indonesia Government International
2.750% due 01/06/23	4,330	4,261	Bond
Credit Agricole SA			3.850% due 07/18/27 (Þ)	200	203
3.250% due 10/04/24 (Þ)	3,825	3,761	3.500% due 01/11/28	440	434
4.000% due 01/10/33 (Ê)(Þ)	5,010	4,951	5.125% due 01/15/45 (Þ)	410	446
8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	650	5.250% due 01/08/47 (Þ)	200	222
Credit Suisse Group AG			4.350% due 01/11/48	490	485
3.869% due 01/12/29 (Ê)(Þ)	4,230	4,205	Series REGS
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	2,815	3,037	3.750% due 04/25/22	1,380	1,411
Credit Suisse Group Funding Guernsey,			5.125% due 01/15/45	400	435
Ltd.			ING Bank NV
4.875% due 05/15/45	1,000	1,116	5.800% due 09/25/23 (Þ)	5,165	5,710
Danone SA			Intesa Sanpaolo SpA
1.691% due 10/30/19 (Þ)	1,190	1,173	3.375% due 01/12/23 (Þ)	1,590	1,575
2.077% due 11/02/21 (Þ)	750	727	5.017% due 06/26/24 (Þ)	1,800	1,838
2.589% due 11/02/23 (Þ)	1,120	1,083	5.710% due 01/15/26 (Þ)	200	210
Danske Bank A/S			3.875% due 01/12/28 (Þ)	2,180	2,133
1.997% due 03/02/20 (Ê)(Þ)	4,600	4,621	Intesa Sanpaolo Vita SpA
Deutsche Bank AG			3.125% due 07/14/22 (Þ)	500	493
2.950% due 08/20/20	1,279	1,274	3.875% due 07/14/27 (Þ)	640	626
4.500% due 04/01/25	1,093	1,101	Inversiones CMPC SA
Deutsche Telekom International Finance			4.500% due 04/25/22 (Þ)	1,128	1,177
BV			Itau CorpBanca SA
6.000% due 07/08/19	1,105	1,160	3.875% due 09/22/19 (Þ)	1,147	1,165
Dryden 34 Senior Loan Fund			KOC Holding AS
Series 2017-34A Class AR			3.500% due 04/24/20 (Þ)	1,168	1,168
2.882% due 10/15/26 (Ê)(Þ)	5,200	5,219	Kookmin Bank
Dryden 37 Senior Loan Fund			1.625% due 08/01/19 (Þ)	985	966
Series 2017-37A Class AR			Korea Gas Corp.
2.820% due 01/15/31 (Å)(Ê)	8,387	8,391	2.750% due 07/20/22 (Þ)	2,700	2,637
Dryden XXVIII Senior Loan Fund			Kuwait International Government Bond
Series 2017-28A Class A1LR			3.500% due 03/20/27 (Þ)	1,050	1,045
2.616% due 08/15/30 (Ê)(Þ)	6,071	6,124	Lions Gate Entertainment Corp. Term
Ecopetrol SA			Loan B
5.875% due 05/28/45	1,710	1,806	3.817% due 12/08/23 (Ê)	407	411
Empresa Electrica Angamos SA			Lloyds Banking Group PLC
4.875% due 05/25/29 (Þ)	1,157	1,164	2.907% due 11/07/23 (Ê)	3,400	3,325
Enbridge, Inc.			4.500% due 11/04/24	600	620
3.700% due 07/15/27	1,169	1,153	3.574% due 11/07/28 (Ê)	200	195
Enel Finance International NV			Lloyds TSB Bank PLC
3.500% due 04/06/28 (Þ)	1,321	1,272	6.500% due 09/14/20 (Þ)	1,175	1,276
Ensco PLC			Lukoil International Finance BV
8.000% due 01/31/24	203	209	6.125% due 11/09/20 (Þ)	2,480	2,651
4.500% due 10/01/24	475	407	4.563% due 04/24/23 (Þ)	1,315	1,355
Equate Petrochemical BV			LyondellBasell Industries NV
4.250% due 11/03/26 (Þ)	460	466	5.000% due 04/15/19	1,121	1,148
ESAL GmbH			Majapahit Holding BV
6.250% due 02/05/23 (Þ)	2,420	2,347	Series REGS
GE Capital International Funding Co.			7.750% due 01/20/20	380	413
Unlimited Co
2.342% due 11/15/20	1,295	1,277	Marks And Spencer PLC
			7.125% due 12/01/37 (Þ)	1,060	1,245
3.373% due 11/15/25	3,330	3,272	Medtronic Global Holdings SCA
GlaxoSmithKline Capital PLC			3.350% due 04/01/27	560	564
2.850% due 05/08/22	400	401	Mexico Generadora de Energia S de rl
HSBC Bank PLC			5.500% due 12/06/32 (Þ)	1,204	1,274
7.650% due 05/01/25	2,460	2,991	Mexico Government International Bond
Series 1M			4.600% due 01/23/46	2,820	2,757

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 209

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.600% due 02/10/48	2,780	2,731	Provincia de Buenos Aires
Mitsubishi UFJ Financial Group, Inc.			6.500% due 02/15/23 (Þ)	450	464
2.998% due 02/22/22	310	308	7.875% due 06/15/27 (Þ)	400	426
Mitsubishi UFJ Trust & Banking Corp.			PT Pertamina (Persero)
2.450% due 10/16/19 (Þ)	1,296	1,293	4.300% due 05/20/23 (Þ)	2,715	2,813
Mizuho Bank, Ltd.			Reckitt Benckiser Treasury Services PLC
2.450% due 04/16/19 (Þ)	1,176	1,176	2.235% due 06/24/22 (Ê)(Þ)	3,700	3,697
Mondelez International Holdings			Republic of Argentina Government
Netherlands BV			International Bond
1.625% due 10/28/19 (Þ)	3,384	3,333	5.625% due 01/26/22	2,660	2,728
Myriad International Holdings BV			Republic of Ecuador Government
6.000% due 07/18/20 (Þ)	1,090	1,163	International Bond
4.850% due 07/06/27 (Þ)	750	782	7.875% due 01/23/28 (Þ)	500	508
National Australia Bank, Ltd.			Republic of Poland Government
1.726% due 05/14/19 (Ê)(Þ)	5,000	5,001	International Bond
1.956% due 05/22/20 (Ê)(Þ)	3,100	3,117	5.125% due 04/21/21	2,300	2,464
National Bank of Canada			Royal Bank of Canada
1.750% due 05/08/19 (Ê)(~)	4,000	3,985	Series GMTN
			1.867% due 03/02/20 (Ê)	6,715	6,737
2.150% due 06/12/20	1,385	1,369	2.125% due 03/02/20	3,055	3,029
Nigeria Government International Bonds
6.500% due 11/28/27 (Þ)	300	311	2.150% due 03/06/20	1,302	1,292
Noble Holding International, Ltd.			Royal Bank of Scotland Group PLC
7.700% due 04/01/25	240	215	6.400% due 10/21/19	1,000	1,059
5.250% due 03/15/42	150	99	6.125% due 12/15/22	500	543
8.700% due 04/01/45	425	369	3.875% due 09/12/23	4,715	4,753
Nokia OYJ			5.125% due 05/28/24	1,500	1,567
6.625% due 05/15/39	4,413	4,833	7.648% due 09/30/49 (Ê)(ƒ)	350	460
Nordea Bank AB			Sanofi
1.821% due 02/21/19 (Ê)(~)	4,000	4,002	4.000% due 03/29/21	1,226	1,275
1.988% due 04/10/19 (Ê)(~)	1,800	1,799	Santander UK Group Holdings PLC
1.947% due 05/29/20 (Ê)(Þ)	2,200	2,210	2.875% due 10/16/20	1,295	1,292
4.875% due 05/13/21 (Þ)	600	631	Schlumberger Norge AS
			4.200% due 01/15/21 (Þ)	500	519
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ)	2,160	2,155	Shackleton CLO, Ltd.
			Series 2016-9A Class A
Novartis Securities Investment, Ltd.			3.245% due 10/20/28 (Å)(Ê)	3,181	3,195
5.125% due 02/10/19	2,740	2,819	Shell International Finance BV

Numericable Group SA Term Loan B12			4.375% due 03/25/20	100	104
4.720% due 01/05/26 (Ê)	1,054	1,014	2.250% due 11/10/20	1,300	1,289
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ)	2,410	2,509	2.875% due 05/10/26	220	216
OCP SA			4.375% due 05/11/45	1,000	1,096
4.500% due 10/22/25 (Þ)	330	333	4.000% due 05/10/46	1,080	1,120
Orange SA			Shinhan Bank Co. , Ltd.
2.750% due 02/06/19	1,251	1,255	2.250% due 04/15/20 (Þ)	1,211	1,189
Park Aerospace Holdings, Ltd.			Shire Acquisitions Investments Ireland
5.250% due 08/15/22 (Þ)	500	493	1.900% due 09/23/19	4,275	4,219
Pernod Ricard SA			Siemens Financieringsmaatschappij NV
4.450% due 01/15/22 (Þ)	580	608	2.150% due 05/27/20 (Þ)	1,303	1,292
5.500% due 01/15/42 (Þ)	150	179	Sinopec Group Overseas Development,
			Ltd.
Peru Government International Bond			4.375% due 04/10/24 (Þ)	530	553
5.625% due 11/18/50	670	843	Smurfit Kappa Treasury Funding, Ltd.
Petrobras Global Finance BV			7.500% due 11/20/25	1,025	1,238
6.250% due 03/17/24	130	139
5.299% due 01/27/25 (Þ)	5,365	5,405	Sociedad Quimica y Minera de Chile SA
			5.500% due 04/21/20 (Þ)	1,218	1,287
7.375% due 01/17/27	70	78	SoftBank Group Corp.
Petroleos Mexicanos			4.500% due 04/15/20 (Þ)	1,035	1,052
5.375% due 03/13/22 (Þ)	2,830	2,997	Southern Copper Corp.
3.500% due 01/30/23	570	558	6.750% due 04/16/40	60	79
6.875% due 08/04/26	780	884	5.250% due 11/08/42	2,170	2,459
5.625% due 01/23/46	1,390	1,279	Standard Chartered PLC
Province of Quebec Canada			5.700% due 03/26/44 (Þ)	1,400	1,640
2.025% due 07/21/19 (Ê)	3,380	3,391	7.014% due 12/30/49 (Ê)(ƒ)(Þ)	385	473

See accompanying notes which are an integral part of this quarterly report.

210 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sumitomo Mitsui Banking Corp.			8.875% due 01/26/40	3,373	5,289
1.876% due 05/15/19 (Ê)(~)	6,000	6,006	Virgin Media Bristol LLC 1st Lien Term
2.092% due 10/18/19	1,307	1,297	Loan K
Sumitomo Mitsui Financial Group, Inc.			4.059% due 01/15/26 (Ê)	876	881
Series 5FXD			Virgin Media Secured Finance PLC
2.058% due 07/14/21	450	436	5.250% due 01/15/21	450	472
Svenska Handelsbanken AB			Vodafone Group PLC
1.813% due 02/12/19 (Ê)(~)	3,250	3,252	5.450% due 06/10/19	2,213	2,297
1.795% due 06/07/19 (Ê)(~)	3,250	3,250	7.875% due 02/15/30	1,565	2,092
Syngenta Finance NV			6.250% due 11/30/32	750	901
3.125% due 03/28/22	1,393	1,343	6.150% due 02/27/37	1,765	2,184
Teck Resources, Ltd.			Voya CLO, Ltd.
4.500% due 01/15/21	782	802	3.195% due 10/20/27 (Ê)(Þ)	5,690	5,712
6.125% due 10/01/35	554	624	Series 2017-2A Class A1R
6.250% due 07/15/41	220	255	2.981% due 04/17/30 (Å)(Ê)	9,480	9,540
Telecom Italia Capital SA			Weatherford International, Ltd.
7.175% due 06/18/19	1,700	1,796	4.500% due 04/15/22	500	475
7.721% due 06/04/38	123	160	6.500% due 08/01/36	262	225
Telefonaktiebolaget LM Ericsson			6.750% due 09/15/40	315	274
4.125% due 05/15/22	672	673	Westpac Banking Corp.
Telefonica Emisiones SAU			1.600% due 08/19/19	1,311	1,294
5.134% due 04/27/20	1,467	1,547	1.841% due 09/01/20 (Ê)(Þ)	3,400	3,403
5.213% due 03/08/47	250	282	Woori Bank
Tencent Holdings, Ltd.			5.875% due 04/13/21 (Þ)	1,195	1,287
3.375% due 05/02/19 (Þ)	1,160	1,171	Ziggo Secured Finance Partnership 1st
3.595% due 01/19/28 (Þ)	1,470	1,445	Lien Term Loan E
Tesco PLC			4.059% due 04/27/25 (Ê)	209	209
6.150% due 11/15/37 (Þ)	524	568			462,748
Teva Pharmaceutical Finance Co. BV			Loan Agreements - 0.9%
3.650% due 11/10/21	250	242	Air Medical Group Holdings, Inc. 1st
2.950% due 12/18/22	160	146	Lien Term Loan B
Teva Pharmaceutical Finance			4.943% due 04/28/22 (Ê)	660	666
Netherlands III BV			Albertson's LLC Term Loan B4
1.700% due 07/19/19	150	147	4.323% due 08/25/21 (Ê)	459	457
2.200% due 07/21/21	250	233	Albertson's LLC Term Loan B6
2.800% due 07/21/23	1,525	1,351	4.462% due 06/22/23 (Ê)	1,000	993
3.150% due 10/01/26	3,535	2,947	American Airlines, Inc. Term Loan B
Toronto-Dominion Bank (The)			3.567% due 06/27/20 (Ê)	950	954
2.250% due 11/05/19	1,301	1,296	American Axle & Manufacturing, Inc.
2.125% due 04/07/21	2,130	2,090	1st Lien Term Loan B
			3.820% due 04/06/24 (Ê)	375	378
Total Capital International SA			American Builders & Contractors Supply
2.750% due 06/19/21	1,278	1,281	Co. , Inc. Term Loan B
Total Capital SA			4.073% due 10/31/23 (Ê)	953	959
4.250% due 12/15/21	1,218	1,284	Avolon LLC Term Loan B
Transocean, Inc.			3.811% due 03/20/22 (Ê)	1,297	1,294
7.500% due 04/15/31	835	795	Beacon Roofing Supply, Inc. Term Loan
Trust F/1401			B
5.250% due 01/30/26 (Þ)	1,110	1,166	3.818% due 01/02/25 (Ê)	927	934
UBS AG			Berry Plastics Global, Inc. 1st Lien Term
2.450% due 12/01/20 (Þ)	4,125	4,090	Loan N
UBS Group Funding Switzerland AG			3.804% due 01/19/24 (Ê)	82	83
3.491% due 05/23/23 (Þ)	1,000	1,005	Berry Plastics Group, Inc. Term Loan M
4.125% due 09/24/25 (Þ)	500	517	3.823% due 2022(Ê)	587	591
4.253% due 03/23/28 (Þ)	1,250	1,292	3.804% due 10/01/22 (Ê)	378	381
Unitymedia Finance LLC 1st Lien Term			Boyd Gaming Corp. Term Loan B
Loan D			3.968% due 09/15/23 (Ê)	621	625
3.809% due 01/15/26 (Ê)	580	581	Caesars Resort Collection LLC 1st Lien
Vale Overseas, Ltd.			Term Loan B
6.875% due 11/21/36	3,363	4,229	4.323% due 09/27/24 (Ê)	854	863
Valeant Pharmaceuticals International,			Catalent Pharma Solutions, Inc. Term
Inc.			Loan B
5.875% due 05/15/23 (Þ)	940	849	3.823% due 05/20/21 (Ê)	924	930
Validus Holdings, Ltd.			CenturyLink, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 211

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.317% due 01/31/25 (Ê)	860	847	Prime Security Services Borrower LLC
Change Healthcare Holdings LLC 1st			Term Loan B1
Lien Term Loan B			4.323% due 05/02/22 (Ê)	1,270	1,281
4.323% due 03/01/24 (Ê)	762	766	Quikrete Holdings, Inc. 1st Lien Term
Charter Communications Operating			Loan B
Group, Inc. Term Loan B			4.323% due 11/15/23 (Ê)	855	859
3.580% due 04/13/25 (Ê)	1,058	1,063	Reynolds Group Holdings, Inc. 1st Lien
CityCenter Holdings, LLC Term Loan B			Term Loan B
4.074% due 04/18/24 (Ê)	83	84	4.323% due 02/05/23 (Ê)	914	920
CSC Holdings, LLC 1st Lien Term Loan			RPI Finance Trust Term Loan B
3.809% due 07/17/25 (Ê)	1,031	1,033	3.693% due 03/27/23 (Ê)	1,087	1,094
CWGS Group LLC Term Loan			Scientific Games International, Inc. 1st
4.557% due 11/08/23 (Ê)	502	506	Lien Term Loan B4
4.573% due 11/08/23 (Ê)	3	3	4.823% due 08/14/24 (Ê)	1,432	1,439
Dell International LLC 1st Lien Term			Seattle SpinCo, Inc. Term Loan B3
Loan B			4.323% due 06/21/24 (Ê)	101	102
3.580% due 09/07/23 (Ê)	928	931	Sinclair Television Group, Inc. 1st Lien
First Data Corp. 1st Lien Term Loan			Term Loan B
3.810% due 04/26/24 (Ê)	1,307	1,316	Zero coupon due 12/12/24 (~)(Ê)	600	605
			Station Casinos LLC 1st Lien Term
Golden Nugget, Inc. 1st Lien Term Loan			Loan B
4.875% due 10/04/23 (Ê)	941	952	4.070% due 06/08/23 (Ê)	136	137
HCA, Inc. Term Loan B8			SunGard Availability Services Capital,
3.823% due 02/15/24 (Ê)	1,137	1,147	Inc. Term Loan B
Hilton Worldwide Finance LLC Term			8.567% due 09/17/21 (Ê)	1,921	1,749
Loan B2			Trans Union LLC 1st Lien Term Loan B3
3.561% due 10/25/23 (Ê)	1,048	1,055	3.573% due 04/09/23 (Ê)	927	932
Jaguar Holding Co. II Term Loan			Unitymedia Finance LLC 1st Lien Term
4.323% due 08/18/22 (Ê)	556	560	Loan B
4.443% due 08/18/22 (Ê)	616	620	3.809% due 09/30/25 (Ê)	813	815
Level 3 Financing, Inc. Term Loan B			Univision Communications, Inc. Term
3.696% due 02/22/24 (Ê)	930	934	Loan C5
M A Finance Co. LLC 1st Lien Term			4.323% due 03/15/24 (Ê)	1,478	1,478
Loan B			UPC Financing Partnership 1st Lien
4.323% due 06/21/24 (Ê)	15	15	Term Loan AR
MacDermid, Inc. Term Loan B			4.059% due 01/15/26 (Ê)	911	915
4.573% due 06/07/23 (Ê)	2,162	2,176	Western Digital Corp. 1st Lien Term
MGM Growth Properties Operating			Loan B3
Partnership, LP Term Loan B			3.561% due 04/29/23 (Ê)	887	893
3.818% due 04/25/23 (Ê)	925	931	XPO Logistics, Inc. Term Loan B
Michaels Stores, Inc. Term Loan B1			3.958% due 11/01/21 (Ê)	849	855
4.304% due 01/28/23 (Ê)	191	192	Zebra Technologies Corp. Term Loan B
4.308% due 01/28/23 (Ê)	33	33	3.752% due 10/27/21 (Ê)	540	544
4.323% due 01/28/23 (Ê)	512	516			45,385
MultiPlan, Inc. Term Loan B			Mortgage-Backed Securities - 20.5%
4.693% due 05/25/23 (Ê)	958	964	225 Liberty Street Trust
ON Semiconductor Corp 1st Lien Term			Series 2016-225L Class A
Loan B2			3.597% due 02/10/36 (Þ)	975	986
3.573% due 03/31/23 (Ê)	208	209	A10 Securitization LLC
PAREXEL International Corp. 1st Lien			Series 2016-1 Class C
Term Loan B			5.750% due 03/15/35 (Å)	4,391	4,296
4.323% due 09/29/24 (Ê)	397	400	Series 2017-AA Class B1
Party City Holdings, Inc. Term Loan			0.010% due 05/15/36 (Þ)	6,380	6,252
4.580% due 08/19/22 (Ê)	271	273	Banc of America Commercial Mortgage
4.700% due 08/19/22 (Ê)	61	61	Trust
4.780% due 08/19/22 (Ê)	643	647	Series 2007-2 Class AJ
Petco Animal Supplies, Inc. 1st Lien			5.810% due 04/10/49 (~)(Ê)	386	289
Term Loan B1			Banc of America Funding Corp.
4.772% due 01/26/23 (Ê)	802	606	Series 2015-R3 Class 1A2
PetSmart, Inc. Term Loan B2			0.724% due 03/27/36 (~)(Ê)(Þ)	5,838	3,644
4.570% due 03/10/22 (Ê)	1,064	861	Banc of America Funding Trust
Post Holdings, Inc. Incremental Term			Series 2005-D Class A1
Loan			2.997% due 05/25/35 (~)(Ê)	3,415	3,564
3.830% due 05/24/24 (Ê)	953	958	Banc of America Mortgage Trust
			Series 2005-D Class 2A7

See accompanying notes which are an integral part of this quarterly report.

212 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.195% due 05/25/35 (~)(Ê)	789	783	3.834% due 07/10/45	4,275	4,407
Barclays Commercial Mortgage			Series 2014-277P Class A
Securities LLC			3.732% due 08/10/49 (Ê)(Þ)	2,140	2,200
Series 2017-GLKS Class E			Series 2015-3BP Class A
4.101% due 11/15/34 (Ê)(Þ)	8,040	8,040	3.178% due 02/10/35 (Þ)	2,060	2,048
BCAP LLC Trust			Series 2015-CCRE24 Class D
Series 2010-RR7 Class 3A12			3.463% due 08/10/55 (~)(Ê)	180	146
2.941% due 08/26/35 (~)(Ê)(Þ)	6,765	5,650	Series 2015-LC19 Class A4
Series 2011-R11 Class 15A1			3.183% due 02/10/48	1,232	1,226
3.070% due 10/26/33 (~)(Å)(Ê)	1,656	1,677	Series 2016-787S Class A
Series 2011-R11 Class 20A5			3.545% due 02/10/36 (Þ)	975	975
3.094% due 03/26/35 (~)(Ê)(Þ)	502	504	Series 2016-GCT Class A
Series 2014-RR3 Class 5A2			2.681% due 08/10/29 (Þ)	971	957
0.917% due 10/26/36 (~)(Ê)(Þ)	5,175	4,787	Countrywide Alternative Loan Trust
Bear Stearns Adjustable Rate Mortgage			Series 2005-J13 Class 2A7
Trust			5.500% due 11/25/35	302	279
Series 2004-5 Class 2A			Series 2006-13T1 Class A3
3.465% due 07/25/34 (~)(Ê)	469	464	6.000% due 05/25/36	2,493	2,002
Bear Stearns Alternative-A Trust			Series 2007-15CB Class A5
Series 2005-4 Class 24A1			5.750% due 07/25/37	319	285
3.631% due 05/25/35 (~)(Ê)	2,738	2,826
			Series 2007-15CB Class A7
Bear Stearns ARM Trust			6.000% due 07/25/37	904	822
Series 2004-3 Class 2A			Credit Suisse Mortgage Capital
3.063% due 07/25/34 (~)(Ê)	1,119	1,131	Certificates
BXP Trust			Series 2017-CHOP Class G
Series 2017-GM Class A			6.446% due 07/15/32 (Ê)(Þ)	1,500	1,498
3.379% due 06/13/39 (Þ)	2,434	2,427	Credit Suisse Mortgage Trust
CFCRE Commercial Mortgage Trust			Series 2014-11R Class 9A2
Series 2016-C3 Class A3			0.674% due 10/27/36 (Ê)(Þ)	2,920	1,814
3.865% due 01/10/48	6,630	6,835	CSAIL Commercial Mortgage Trust
CHL Mortgage Pass-Through Trust			Series 2015-C3 Class A3
Series 2004-11 Class 2A1			3.447% due 08/15/48	270	273
2.650% due 07/25/34 (~)(Ê)	1,071	1,072	Series 2015-C4 Class E
Series 2006-14 Class A4			3.738% due 11/15/48 (~)(Ê)	3,610	2,728
6.250% due 09/25/36	1,858	1,679	DBJPM Mortgage Trust
Series 2007-4 Class 1A10			Series 2016-C3 Class A5
6.000% due 05/25/37	3,249	2,650	2.890% due 09/10/49	1,630	1,576
Citigroup Commercial Mortgage Trust			DBUBS Mortgage Trust
Series 2013-375P Class A			Series 2011-LC3A Class C
3.251% due 05/10/35 (Þ)	2,330	2,341	5.510% due 08/10/44 (~)(Ê)(Þ)	320	339
Series 2013-375P Class D			Deutsche Mortgage Securities, Inc. Re-
3.635% due 05/10/35 (~)(Ê)(Þ)	4,067	4,021	REMIC Trust
Series 2015-GC29 Class C			Series 2007-WM1 Class A1
4.293% due 04/10/48 (~)(Ê)	650	641	4.078% due 06/27/37 (~)(Ê)(Þ)	3,989	4,048
Series 2015-GC29 Class D			Fannie Mae
3.110% due 04/10/48 (Þ)	520	398	3.766% due 2020	5,012	5,156
Citigroup Mortgage Loan Trust, Inc.			3.500% due 2021	104	106
Series 2005-11 Class A2A			3.840% due 2021	3,611	3,743
2.930% due 10/25/35 (Ê)	49	50	3.890% due 2021	1,783	1,847
Series 2007-AR8 Class 2A1A			4.363% due 2021	5,418	5,641
3.165% due 07/25/37 (~)(Ê)	848	830	5.500% due 2021	35	36
Series 2012-7 Class 10A2			2.500% due 2022	1,988	1,981
3.206% due 09/25/36 (~)(Å)(Ê)	1,956	1,954	2.820% due 2022	2,434	2,440
Series 2015-2 Class 5A1			2.830% due 2022	2,240	2,246
0.444% due 03/25/47 (Ê)(Þ)	2,382	2,340	5.500% due 2022	162	168
Cold Storage Trust
Series 2017-ICE3 Class D			2.000% due 2023	6,757	6,706
3.094% due 04/15/24 (Ê)(Þ)	6,181	6,200	4.500% due 2023	31	33
Commercial Mortgage Trust			5.500% due 2023	123	129
Series 2013-300P Class A1			2.500% due 2024	3,920	3,906
4.353% due 08/10/30 (Þ)	1,900	2,008	4.000% due 2024	36	38
Series 2013-CR6 Class B			5.500% due 2024	276	290
3.397% due 03/10/46 (Þ)	1,355	1,331	4.000% due 2025	1,218	1,260
Series 2013-CR9 Class ASB			4.500% due 2025	27	29

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 213

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2025	233	241	Interest Only STRIP
3.500% due 2026	1,314	1,345	9.000% due 11/25/26 (Å)	11	2
4.000% due 2026	509	529	Series 2000-306 Class IO
2.500% due 2027	2,467	2,459	Interest Only STRIP
2.940% due 2027	100	98	8.000% due 05/25/30 (Å)	12	3
2.964% due 2027	3,875	3,836	Series 2001-317 Class 2
3.000% due 2027	1,408	1,418	Interest Only STRIP
4.500% due 2027	422	426	8.000% due 12/25/31 (Å)	18	5
3.500% due 2028	1,241	1,272	Series 2002-320 Class 2
			Interest Only STRIP
3.500% due 2030	1,187	1,217	7.000% due 04/25/32 (Å)	5	1
2.600% due 2031	1,680	1,550	Series 2003-343 Class 6
5.000% due 2031	2,765	2,961	Interest Only STRIP
3.500% due 2032	1,705	1,742	5.000% due 10/25/33	304	56
3.000% due 2033	3,961	3,953	Series 2005-365 Class 12
3.500% due 2033	3,138	3,206	Interest Only STRIP
5.500% due 2034	612	674	5.500% due 12/25/35	880	170
4.500% due 2035	3,055	3,257	Series 2006-369 Class 8
5.500% due 2035	401	441	Interest Only STRIP
6.000% due 2035	401	453	5.500% due 04/25/36	124	27
4.000% due 2036	43	45	Series 2016-C04 Class 1M2
5.500% due 2036	806	887	4.842% due 01/25/29 (Ê)	4,570	5,156
4.000% due 2037	42	44	Series 2017-C03 Class 1M2
5.500% due 2037	244	267	4.024% due 10/25/29 (Ê)	1,950	2,073
5.500% due 2038	47	52	Fannie Mae Connecticut Avenue
4.500% due 2039	402	428	Securities
			Series 2014-C04 Class 1M2
6.000% due 2039	324	363	5.346% due 11/25/24 (Ê)	3,264	3,740
6.000% due 2039	435	497	Fannie Mae REMICS
4.500% due 2040	124	131	Series 1997-68 Class SC
5.500% due 2040	4,509	4,974	Interest Only STRIP
4.000% due 2041	701	727	7.945% due 05/18/27 (Å)(Ê)	16	2
4.500% due 2041	839	941	Series 2003-25 Class IK
4.500% due 2041	548	581	Interest Only STRIP
5.000% due 2041	2,773	2,994	7.000% due 04/25/33 (ß)	48	11
3.000% due 2042	4,007	3,950	Series 2003-32 Class UI
3.500% due 2043	3,657	3,704	Interest Only
3.500% due 2045	10,414	10,535	6.000% due 05/25/33 (Å)	43	10
4.000% due 2045	6,419	6,675	Series 2003-33 Class IA
3.000% due 2046	3,835	3,764	Interest Only STRIP
3.500% due 2046	4,840	4,891	6.500% due 05/25/33 (Å)	225	47
4.000% due 2046	12,029	12,524	Series 2003-35 Class IU
			Interest Only STRIP
4.500% due 2046	3,547	3,810	6.000% due 05/25/33 (Å)	39	8
5.000% due 2046	2,171	2,335	Series 2003-35 Class UI
3.000% due 2047	4,911	4,828	Interest Only STRIP
3.500% due 2047	8,886	8,982	6.500% due 05/25/33 (Å)	50	12
4.000% due 2047	31,458	32,579	Series 2003-64 Class JI
3.500% due 2048	3,700	3,739	Interest Only STRIP
4.000% due 2056	4,539	4,744	6.000% due 07/25/33 (Å)	23	4
4.500% due 2056	1,819	1,938	Series 2005-117 Class LC
5.500% due 2056	1,691	1,863	5.500% due 11/25/35	1,169	1,223
3.500% due 2057	5,145	5,189	Series 2006-118 Class A1
15 Year TBA(Ï)			0.644% due 12/25/36 (Å)(Ê)	39	38
2.500%	1,000	1,023	Series 2007-73 Class A1
3.000%	15,300	15,368	0.644% due 07/25/37 (Å)(Ê)	369	363
30 Year TBA(Ï)			Series 2009-70 Class PS
2.500%	7,870	7,415	Interest Only STRIP
3.000%	78,180	76,515	6.166% due 01/25/37 (Å)(Ê)	7,098	1,137
3.500%	51,045	51,440	Series 2009-96 Class DB
4.000%	2,800	2,892	4.000% due 11/25/29	2,490	2,578
4.500%	100	105	Series 2010-95 Class S
Series 1997-281 Class 2			Interest Only STRIP
			6.016% due 09/25/40 (Å)(Ê)	7,050	1,284

See accompanying notes which are an integral part of this quarterly report.

214 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-35 Class SC			3.500% due 2030	1,047	1,076
Interest Only STRIP			3.000% due 2031	2,067	2,077
4.948% due 04/25/42 (Ê)	30	5	4.500% due 2034	170	181
Series 2013-54 Class BS			3.000% due 2035	352	351
Interest Only STRIP			3.500% due 2035	1,835	1,875
4.912% due 06/25/43 (Ê)	325	61	5.000% due 2035	32	34
Series 2013-111 Class PL			3.000% due 2036	1,630	1,627
2.000% due 12/25/42	3,641	3,341	4.000% due 2036	87	89
Series 2013-119 Class NT			6.000% due 2038	1,178	1,333
4.000% due 12/25/43	3,600	3,760	4.500% due 2039	5,319	5,671
Series 2013-124 Class SB
Interest Only STRIP			5.500% due 2039	754	819
4.718% due 12/25/43 (Ê)	640	115	5.500% due 2040	1,098	1,204
Series 2015-43 Class PA			4.000% due 2041	7,554	7,884
3.500% due 01/25/43	1,644	1,652	5.500% due 2041	1,582	1,747
Series 2016-23 Class ST			3.500% due 2043	2,772	2,813
Interest Only STRIP			4.000% due 2044	4,562	4,754
5.416% due 11/25/45 (Ê)	3,368	624	3.500% due 2045	19,160	19,449
Series 2016-60 Class QS			4.000% due 2045	3,808	3,936
Interest Only STRIP			4.000% due 2046	12,427	12,906
5.516% due 09/25/46 (Ê)	1,150	171	4.500% due 2046	2,118	2,239
Series 2016-61 Class BS			3.000% due 2047	4,504	4,420
Interest Only STRIP			4.000% due 2047	11,884	12,298
5.516% due 09/25/46 (Ê)	3,123	427	4.500% due 2047	1,269	1,336
Series 2017-6 Class PA			30 Year TBA(Ï)
3.500% due 06/25/46	13,219	13,337	3.000%	3,500	3,424
Series 2017-76 Class SB			3.500%	5,100	5,149
Interest Only STRIP			4.000%	2,400	2,480
4.866% due 10/25/57 (Ê)	2,051	367	Freddie Mac Multifamily Structured
Series 2017-85 Class SC			Pass-Through Certificates
Interest Only STRIP			Series 2013-K024 Class A2
4.963% due 11/25/47 (Ê)	661	115	2.573% due 09/25/22	8,350	8,295
Fannie Mae-Aces			Series 2013-K029 Class A2
Series 2014-M13 Class AB2			3.320% due 02/25/23 (~)(Ê)	7,940	8,141
2.951% due 08/25/24 (~)(Ê)	2,840	2,801	Series 2015-K044 Class A2
Series 2015-M11 Class A1			2.811% due 01/25/25	3,050	3,027
2.097% due 04/25/25	2,576	2,538	Series 2015-K049 Class A2
Series 2016-M2 Class ABV2			3.010% due 08/25/25	10,000	10,029
2.131% due 01/25/23	3,382	3,286	Series 2015-K051 Class A2
Series 2016-M3 Class ASQ2			3.308% due 09/25/25	7,730	7,900
2.263% due 02/25/23	5,170	5,057	Series 2016-K058 Class X1
Series 2016-M6 Class AB2			Interest Only STRIP
2.395% due 05/25/26	5,915	5,553	0.931% due 08/25/26 (Ê)	25,153	1,674
Series 2016-M7 Class AV2			Series 2016-KF15 Class A
2.157% due 10/25/23	11,995	11,574	1.262% due 02/25/23 (Ê)	9,000	9,050
Series 2017-M15 Class ATS2			Series 2016-KF17 Class A
3.136% due 11/25/27 (~)(Ê)	250	249	1.142% due 03/25/23 (Ê)	5,546	5,568
FDIC Trust			Series 2017-KJ17 Class A2
Series 2010-R1 Class A			2.982% due 11/25/25	340	340
2.184% due 05/25/50 (Þ)	1	1	Series 2017-SR01 Class A3
First Horizon Mortgage Pass-Through			3.089% due 11/25/27	370	365
Trust			Freddie Mac REMICS
Series 2005-AR4 Class 2A1
2.902% due 10/25/35 (~)(Ê)	895	855	Series 1999-2129 Class SG
			Interest Only STRIP
Flagstar Mortgage Trust			6.450% due 06/17/27 (Å)(Ê)	346	46
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ)	6,700	6,735	Series 2000-2247 Class SC
			Interest Only STRIP
Freddie Mac			6.962% due 08/15/30 (Å)(Ê)	12	2
4.500% due 2020	4,436	4,479
8.500% due 2025	5	6	Series 2002-2463 Class SJ
			Interest Only STRIP
3.500% due 2027	1,896	1,944	7.462% due 03/15/32 (Å)(Ê)	27	6
8.500% due 2027	27	31	Series 2003-2610 Class UI
2.000% due 2028	7,754	7,531

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 215

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
6.500% due 05/15/33 (Å)	7	2	5.588% due 02/20/46 (Ê)	2,365	435
Series 2003-2624 Class QH			Series 2016-47 Class CB
5.000% due 06/15/33	410	444	4.000% due 04/20/46	2,461	2,558
Series 2003-2649 Class IM			Series 2016-82 Class PC
Interest Only STRIP			3.500% due 06/20/46	3,355	3,288
7.000% due 07/15/33 (Å)	61	15	Series 2016-84 Class IG
Series 2003-2725 Class TA			Interest Only STRIP
4.500% due 12/15/33	1,300	1,386	4.500% due 11/16/45	1,108	234
Series 2006-R007 Class ZA			Series 2016-135 Class SB
6.000% due 05/15/36	1,463	1,606	Interest Only STRIP
Series 2011-3973 Class SA			5.558% due 10/16/46 (Ê)	353	67
Interest Only STRIP			Series 2017-H15 Class KI
5.331% due 12/15/41 (Ê)	112	21	Interest Only STRIP
Series 2012-4045 Class HD			2.156% due 07/20/67 (~)(Ê)	606	82
4.500% due 07/15/41	1,915	2,022	Series 2017-H18 Class BI
Series 2013-4233 Class MD			1.627% due 09/20/67 (~)(Ê)(Š)	7,771	800
1.750% due 03/15/25	642	640	Ginnie Mae I
Freddie Mac Strips			2.140% due 2023	2,654	2,561
Series 1998-191 Class IO			4.500% due 2039	8,386	8,997
Interest Only STRIP			5.000% due 2039	3,331	3,590
8.000% due 01/01/28 (Å)	11	2	4.500% due 2040	983	1,047
Series 1998-194 Class IO			4.500% due 2041	1,761	1,874
Interest Only STRIP			4.500% due 2042	178	189
6.500% due 04/01/28 (Å)	25	5	3.000% due 2043	1,019	1,016
Series 2001-212 Class IO			Ginnie Mae II
Interest Only STRIP			3.000% due 2046	2,554	2,532
6.000% due 05/01/31 (Å)	24	5	3.500% due 2046	3,116	3,177
Series 2001-215 Class IO			3.000% due 2047	2,686	2,663
Interest Only STRIP
8.000% due 06/15/31 (Å)	27	7	3.500% due 2047	2,381	2,430
Series 2014-334 Class S7			30 Year TBA(Ï)
Interest Only STRIP			3.000%	4,500	4,451
5.562% due 08/15/44 (Ê)	1,251	235	3.500%	19,300	19,648
Series 2016-353 Class S1			4.000%	2,600	2,690
Interest Only STRIP			Ginnie Mae REMICS
4.773% due 12/15/46 (Ê)	547	105	Series 2013-53 Class OI
Freddie Mac Structured Agency Credit			Interest Only STRIP
Risk Debt Notes			3.500% due 04/20/43	200	34
Series 2015-DNA2 Class M2			Series 2017-H20 Class IB
3.838% due 12/25/27 (Ê)	2,920	2,986	Interest Only STRIP
Series 2016-DNA4 Class M2			1.963% due 10/20/67 (~)(Ê)(Š)	300	39
2.291% due 03/25/29 (Ê)	1,890	1,915	Grace Mortgage Trust
Series 2017-DNA1 Class B1			Series 2014-GRCE Class A
5.729% due 07/25/29 (Ê)	830	944	3.369% due 06/10/28 (Þ)	2,614	2,654
Series 2017-DNA1 Class M2			GS Mortgage Securities Trust
4.028% due 07/25/29 (Ê)	1,940	2,102	Series 2012-GCJ7 Class A4
Freddie Mac Whole Loan Securities			3.377% due 05/10/45	5,981	6,066
Trust			Series 2013-GC14 Class AAB
Series 2016-SC01 Class M1			3.817% due 08/10/46	2,410	2,484
3.883% due 07/25/46 (~)(Ê)	1,027	1,006	Series 2013-GC14 Class AS
Ginnie Mae			4.507% due 08/10/46 (Þ)	1,630	1,712
Series 1999-27 Class SE			Series 2015-GS1 Class C
Interest Only STRIP			4.570% due 11/10/48 (~)(Ê)	780	786
8.058% due 08/16/29 (Å)(Ê)	44	8	Series 2016-GS2 Class A4
Series 2012-135 Class IO			3.050% due 05/10/49	7,865	7,722
Interest Only STRIP			Hilton USA Trust
0.611% due 01/16/53 (~)(Ê)	13,702	473	Series 2016-HHV Class D
Series 2012-H27 Class AI			4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	8,890
Interest Only STRIP			Series 2016-SFP Class A
1.752% due 10/20/62 (~)(Ê)(Š)	1,494	101	2.828% due 11/05/35 (Þ)	1,499	1,462
Series 2014-190 Class PL			HMH Trust
3.500% due 12/20/44	4,959	5,038	Series 2017-NSS Class E
Series 2016-21 Class ST			6.292% due 07/05/31 (Þ)	7,770	7,573

See accompanying notes which are an integral part of this quarterly report.

216 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hudsons Bay Simon JV Trust			Interest Only STRIP
Series 2015-HB7 Class A7			0.467% due 09/13/39 (~)(Ê)(Þ)	58,208	1,769
3.914% due 08/05/34 (Þ)	3,403	3,405	Series 2017-237P Class XB
Hyatt Hotel Portfolio Trust			Interest Only STRIP
Series 2017-HYT2 Class C			0.175% due 09/13/39 (~)(Ê)(Þ)	35,996	291
2.616% due 08/09/20 (Ê)(Þ)	4,614	4,604	MSCG Trust
IndyMac INDA Mortgage Loan Trust			Series 2015-ALDR Class A2
Series 2007-AR1 Class 1A1			3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,389
3.186% due 03/25/37 (~)(Ê)	1,130	1,099	Nomura Resecuritization Trust
JPMDB Commercial Mortgage Securities			Series 2013-1R Class 3A12
Trust			0.694% due 10/26/36 (Ê)(Þ)	1,884	1,804
Series 2017-C7 Class XA			Series 2014-1R Class 5A3
1.059% due 10/15/50 (~)(Ê)	11,675	762	0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	4,115
JPMorgan Chase Commercial Mortgage			Series 2015-4R Class 1A14
Securities Trust			0.739% due 03/26/47 (Ê)(Þ)	5,270	3,532
Series 2004-LN2 Class B			Series 2015-4R Class 2A2
5.446% due 07/15/41 (~)(Ê)	1,550	1,387	0.674% due 10/26/36 (Ê)(Þ)	3,262	2,484
Series 2015-MAR7 Class E			Series 2015-8R Class 4A4
5.962% due 06/05/32 (Þ)	3,000	2,986	1.369% due 11/25/47 (~)(Ê)(Þ)	7,431	4,306
Series 2016-NINE Class A			Series 2015-11R Class 3A2
2.854% due 10/06/38 (~)(Ê)(Þ)	2,305	2,212	2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,246
JPMorgan Mortgage Trust			One Market Plaza Trust
Series 2005-A4 Class 1A1			Series 2017-1MKT Class C
2.991% due 07/25/35 (~)(Ê)	278	278	4.016% due 02/10/32 (Þ)	1,041	1,050
Series 2013-1 Class 2A2			Series 2017-1MKT Class D
2.500% due 03/25/43 (~)(Ê)(Þ)	2,966	2,907	4.146% due 02/10/32 (Þ)	2,675	2,660
Series 2017-2 Class A5			Series 2017-1MKT Class E
3.500% due 05/25/47 (~)(Ê)(Þ)	8,719	8,793	4.142% due 02/10/32 (Å)	4,080	3,937
Series 2017-4 Class A5			RBS Commercial Funding, Inc. Trust
3.500% due 11/25/47 (~)(Ê)(Þ)	6,808	6,868	Series 2013-GSP Class A
JPMorgan Resecuritization Trust			3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,072
Series 2009-5 Class 2A2			Sequoia Mortgage Trust
2.064% due 01/26/37 (~)(Ê)(Þ)	4,879	4,408	Series 2013-2 Class A
Series 2010-6 Class 2A1			1.874% due 02/25/43 (~)(Ê)	2,910	2,698
3.041% due 08/26/35 (~)(Ê)(Þ)	369	370	Series 2013-4 Class A1
LB Commercial Mortgage Trust			2.325% due 04/25/43 (~)(Ê)	5,937	5,650
Series 2007-C3 Class AJ			Series 2013-5 Class A1
6.116% due 07/15/44 (~)(Ê)	534	535	2.500% due 05/25/43 (~)(Ê)(Þ)	2,194	2,087
ML-CFC Commercial Mortgage Trust			Series 2014-4 Class A2
Series 2007-5 Class AJ			3.500% due 11/25/44 (~)(Ê)(Þ)	680	683
5.450% due 08/12/48 (~)(Ê)	947	714
			Series 2015-1 Class A1
Series 2007-5 Class AJFL			3.500% due 01/25/45 (~)(Ê)(Þ)	4,783	4,750
5.450% due 08/12/48 (~)(Ê)(Þ)	937	706	SG Commercial Mortgage Securities
Morgan Stanley Bank of America Merrill
Lynch Trust			Trust
			Series 2016-C5 Class A4
Series 2015-C24 Class A4			3.055% due 10/10/48	2,870	2,792
3.732% due 05/15/48	1,000	1,033	Structured Adjustable Rate Mortgage
Series 2015-C26 Class A3			Loan Trust
3.211% due 10/15/48	5,055	4,993	Series 2004-12 Class 2A
Series 2016-C31 Class C			2.735% due 09/25/34 (~)(Ê)	3,263	3,229
4.465% due 11/15/49 (~)(Ê)	770	758	Structured Asset Mortgage Investments
Morgan Stanley Capital I Trust			II Trust
Series 2007-T25 Class AJ			Series 2004-AR7 Class A1B
5.574% due 11/12/49 (~)(Ê)	2,015	2,033	0.962% due 04/19/35 (Ê)	444	431
Series 2015-MS1 Class A4			Series 2004-AR8 Class A1
3.779% due 05/15/48 (~)(Ê)	1,360	1,405	1.242% due 05/19/35 (Ê)	1,332	1,311
Series 2016-UBS9 Class A4			Tharaldson Hotel Portfolio Trust
3.594% due 03/15/49	1,425	1,456	Series 2018-THL Class A
Morgan Stanley Mortgage Capital			2.300% due 11/11/34 (Ê)(Þ)	1,370	1,372
Holdings LLC Trust			Towd Point Mortgage Trust
Series 2017-237P Class D			Series 2016-3 Class A1
3.865% due 09/13/39 (Þ)	5,268	5,014	2.250% due 08/25/55 (~)(Ê)(Þ)	2,540	2,507
Series 2017-237P Class XA			Series 2017-3 Class A1
			2.750% due 06/25/57 (~)(Ê)(Þ)	4,643	4,604

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 217

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
VSD LLC			1.340% due 07/01/22 (~)(Ê)(Þ)		2,415	2,415
3.600% due 12/25/43 (~)	496	496	RIB Floater Trust Various States
Waldorf Astoria Boca Raton Trust			Revenue Bonds
Series 2016-BOCA Class E			0.970% due 08/15/22 (~)(Ê)(Þ)		1,455	1,455
4.888% due 06/15/29 (Å)(Ê)	4,000	4,015	Tender Option Bond Trust Receipts /
Washington Mutual Mortgage Pass-			Certificates Revenue Bonds
Through Certificates Trust			2.100% due 10/29/27 (~)(Ê)(Þ)		5,500	5,500
Series 2004-AR1 Class A			Tender Option Bond Trust Receipts/
2.783% due 03/25/34 (~)(Ê)	575	586	Certificates General Obligation
Series 2004-AR13 Class A1A			Unlimited
1.304% due 11/25/34 (Ê)	2,008	2,003	1.750% due 08/01/49 (~)(Ê)(Þ)		3,000	3,000
Series 2005-AR6 Class 2A1A						19,270
0.822% due 04/25/45 (Ê)	3,855	3,787	Non-US Bonds - 3.8%
Series 2006-AR10 Class 1A1			Australia Government International
2.821% due 09/25/36 (~)(Ê)	2,779	2,690	Bond
Series 2007-HY5 Class 3A1			Series 126
4.322% due 05/25/37 (~)(Ê)	2,636	2,496	4.500% due 04/15/20	AUD	14,350	12,172
Wells Fargo Commercial Mortgage Trust			Series 133
Series 2015-NXS1 Class D			5.500% due 04/21/23	AUD	3,210	2,971
4.241% due 05/15/48 (~)(Ê)	40	35	Series 140
Series 2016-BNK1 Class A3			4.500% due 04/21/33	AUD	6,360	6,043
2.652% due 08/15/49	3,220	3,061	Brazil Notas do Tesouro Nacional
Series 2016-C37 Class C			Series NTNB
4.495% due 12/15/49 (~)(Ê)	960	967	6.000% due 05/15/45	BRL	991	1,081
Series 2017-C39 Class C			Series NTNF
4.118% due 09/15/50	810	791	10.000% due 01/01/21	BRL	24,242	7,930
Series 2017-RB1 Class XA			10.000% due 01/01/23	BRL	20,721	6,749
Interest Only			10.000% due 01/01/25	BRL	16,600	5,376
1.446% due 03/15/50 (~)(Ê)	9,051	821	10.000% due 01/01/27	BRL	955	307
Wells Fargo Mortgage Backed Securities			Colombian TES
Trust			Series B
Series 2004-CC Class A1			10.000% due 07/24/24	COP	36,879,700	15,682
2.888% due 01/25/35 (~)(Ê)	1,461	1,488	6.000% due 04/28/28	COP	5,001,300	1,697
Series 2005-AR7 Class 2A1			Ireland Government International Bond
3.087% due 05/25/35 (~)(Ê)	490	487	5.400% due 03/13/25	EUR	6,540	10,806
Series 2005-AR8 Class 1A1			Japan Government 10 Year International
2.947% due 06/25/35 (~)(Ê)	2,390	2,439	Bond
Series 2006-6 Class 1A8			Series 348
5.750% due 05/25/36	507	508	0.100% due 09/20/27	JPY	400,300	3,678
Series 2006-8 Class A15			Malaysia Government International Bond
6.000% due 07/25/36	984	990	Series 0116
Series 2006-11 Class A9			3.800% due 08/17/23	MYR	20,630	5,270
6.500% due 09/25/36	428	416	Series 0215
Series 2006-13 Class A5			3.795% due 09/30/22	MYR	2,580	663
6.000% due 10/25/36	2,018	2,003	Series 0314
Wells Fargo Mortgage-Backed Securities			4.048% due 09/30/21	MYR	6,770	1,762
Trust			Series 0315
Series 2006-AR5 Class 1A1			3.659% due 10/15/20	MYR	50	13
3.337% due 04/25/36 (~)(Ê)	7,876	7,926	Series 0414
WFRBS Commercial Mortgage Trust			3.654% due 10/31/19	MYR	11,660	3,010
Series 2014-C19 Class A3			Series 0515
3.660% due 03/15/47	1,780	1,813	3.759% due 03/15/19	MYR	3,040	783
Series 2014-C24 Class D			Mexican Bonos
3.692% due 11/15/47 (Þ)	930	646	Series M 20
Worldwide Plaza Trust			10.000% due 12/05/24	MXN	3,420	208
Series 2017-WWP Class A			7.500% due 06/03/27	MXN	11,443	609
3.526% due 11/10/36 (Þ)	2,648	2,663	Series M 30
		998,486	10.000% due 11/20/36	MXN	70,020	4,593
Municipal Bonds - 0.4%			8.500% due 11/18/38	MXN	61,980	3,572
Municipal Electric Authority of Georgia			Series M
Revenue Bonds			8.000% due 06/11/20	MXN	8,710	473
6.637% due 04/01/57	4,755	5,909	6.500% due 06/10/21	MXN	4,060	212
7.055% due 04/01/57	820	991	7.750% due 05/29/31	MXN	14,850	801
RIB Floater Trust

See accompanying notes which are an integral part of this quarterly report.

218 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
7.750% due 11/13/42	MXN	224,650	12,000	3.875% due 04/15/29	1,500	2,017
8.000% due 11/07/47	MXN	32,340	1,773	2.125% due 02/15/40	18,298	23,483
New Zealand Government International				1.375% due 02/15/44	9,337	10,619
Bond				0.750% due 02/15/45	12,932	12,785
Series 0423				1.000% due 02/15/46	12,030	12,647
5.500% due 04/15/23	NZD	2,490	2,110	United States Treasury Notes
Series 0427				1.500% due 02/28/19	17,096	17,009
4.500% due 04/15/27	NZD	2,650	2,200	1.500% due 03/31/19	10,000	9,943
Series 0521				1.625% due 03/31/19	2,465	2,454
6.000% due 05/15/21	NZD	23,855	19,718	1.125% due 05/31/19	3,090	3,053
Series 0925				1.625% due 06/30/19	30,480	30,299
2.000% due 09/20/25	NZD	3,440	2,791
Norway Government International Bond				1.500% due 10/31/19	2,000	1,979
Series 473				1.500% due 11/30/19	10,002	9,890
4.500% due 05/22/19 (Þ)	NOK	29,760	4,056	1.625% due 12/31/19	10,601	10,497
Series 477				1.375% due 01/31/20	9,529	9,386
1.750% due 03/13/25 (Þ)	NOK	6,850	896	2.000% due 01/31/20	9,175	9,148
Peru Government International Bond				3.625% due 02/15/20	14,000	14,406
5.700% due 08/12/24	PEN	17,840	6,131	1.375% due 02/29/20	8,483	8,345
6.900% due 08/12/37	PEN	16,880	6,149	3.500% due 05/15/20	20,794	21,389
Republic of Argentina Government				1.375% due 05/31/20	3,890	3,816
International Bond				1.500% due 05/31/20	14,177	13,947
18.200% due 10/03/21	ARS	27,640	1,573	2.625% due 08/15/20	30,283	30,559
Series POM				2.125% due 08/31/20	29,287	29,192
27.778% due 06/21/20 (Ê)	ARS	2,190	126	1.375% due 09/30/20	78,780	76,977
Republic of Poland Government				1.750% due 12/31/20	27,495	27,068
International Bond				1.125% due 07/31/21	70,760	67,780
Series 0421
2.000% due 04/25/21	PLN	5,640	1,677	1.250% due 10/31/21	121,845	116,790
Series 1020				2.000% due 11/15/21	34,030	33,526
5.250% due 10/25/20	PLN	4,690	1,524	2.125% due 12/31/22	5,220	5,123
Series 1021				2.375% due 01/31/23	7,430	7,377
5.750% due 10/25/21	PLN	5,970	2,000	1.625% due 04/30/23	12,000	11,454
Series 1023				1.250% due 07/31/23	37,125	34,615
4.000% due 10/25/23	PLN	4,470	1,412	2.500% due 08/15/23	11,585	11,542
Russian Federal Bond - OFZ				6.250% due 08/15/23	9,795	11,660
Series 6207				1.375% due 08/31/23	12,000	11,249
8.150% due 02/03/27	RUB	192,010	3,666	1.625% due 10/31/23	81,290	77,127
Series 6212				2.750% due 11/15/23	11,322	11,418
7.050% due 01/19/28	RUB	36,116	640	2.750% due 02/15/24	1,283	1,293
Series 6219				2.500% due 05/15/24	31,869	31,629
7.750% due 09/16/26	RUB	206,670	3,823	2.250% due 10/31/24	8,060	7,858
Singapore Government International				2.125% due 11/30/24	3,730	3,606
Bond				2.250% due 12/31/24	445	433
1.625% due 10/01/19	SGD	490	374
2.000% due 07/01/20	SGD	1,060	815	2.500% due 01/31/25	20	20
2.250% due 06/01/21	SGD	3,270	2,534	2.125% due 05/15/25	1,265	1,218
1.250% due 10/01/21	SGD	1,630	1,220	2.000% due 08/15/25	16,110	15,354
3.125% due 09/01/22	SGD	1,570	1,265	1.625% due 05/15/26	29,000	26,672
2.750% due 07/01/23	SGD	2,650	2,103	1.500% due 08/15/26	31,725	28,795
3.000% due 09/01/24	SGD	2,860	2,306	2.000% due 11/15/26	7,050	6,655
2.375% due 06/01/25	SGD	1,250	971	2.250% due 02/15/27	5,660	5,448
2.125% due 06/01/26	SGD	840	640	2.250% due 08/15/27	12,565	12,070
3.500% due 03/01/27	SGD	2,050	1,728	2.250% due 11/15/27	102,040	97,938
				2.625% due 02/15/28	23,080	21,283
			184,682	6.250% due 05/15/30	10,000	13,659
United States Government Treasuries - 29.0%				4.500% due 02/15/36	4,000	4,968
United States Treasury Inflation Indexed
Bonds				3.500% due 02/15/39	1,970	2,169
0.125% due 04/15/21		35,386	35,062	4.250% due 05/15/39	4,105	5,013
0.125% due 04/15/22		23,851	23,506	4.625% due 02/15/40	10,154	13,054
0.125% due 01/15/23		37,307	36,713	3.750% due 11/15/43	19,660	22,594
0.375% due 07/15/25		23,492	23,247	2.500% due 02/15/45	9,810	9,012
0.375% due 07/15/27		11,848	11,629	2.500% due 02/15/46	3,200	2,930

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 219

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
2.875% due 11/15/46		5,000		4,935	Total Options Purchased
3.000% due 02/15/47		28,420		28,747	(cost $335)		417
3.000% due 05/15/47		21,840		22,076
2.750% due 08/15/47		76,960		73,987	Short-Term Investments - 11.0%
2.750% due 11/15/47		12,290		11,818
2.875% due 02/15/48		21,400		18,543	Ally Financial, Inc.
					3.250% due 11/05/18	2,710	2,717
				1,414,503
Total Long-Term Investments					Alpine Securitization, Ltd.
					1.888% due 06/01/18 (Þ)(~)	2,000	1,988
(cost $4,411,150)				4,419,947	Anheuser-Busch InBev Worldwide, Inc.
					1.901% due 06/04/18 (Þ)(~)	750	745
Common Stocks - 0.0%					Antalis SA
Financial Services - 0.0%					1.819% due 03/19/18 (ç)(~)	1,000	998
Escrow GM Corp. (Å)(Š)		420,000		—	Apache Corp.
Total Common Stocks					6.900% due 09/15/18	1,140	1,172
(cost $—)				—	Assurant, Inc.
					2.500% due 03/15/18	2,303	2,305
					AT&T, Inc.
Options Purchased - 0.0%					5.500% due 02/01/18 (ç)	1,600	1,600
(Number of Contracts)
Cross Currency Options					Bank of America Corp.
(USD/JPY)					Series L
HSBC Feb 2018 112.00 Call (1)	USD	5,800	(ÿ)	4	2.600% due 01/15/19	45	45
EURIBOR 1 Year Mid-					Bank of America NA
Curve Options					Series BKNT
Merrill Lynch Mar 2018 97.75 Put					1.750% due 06/05/18	5,365	5,362
(203)	USD	49,608	(ÿ)	115	2.050% due 12/07/18	1,815	1,814
United States 10 Year					Bank of Montreal
Treasury Note Futures					1.749% due 08/16/18 (Ê)(~)	5,800	5,803
Merrill Lynch Feb 2018 122.50					Barclays Bank PLC
Call (59)	USD	7,228	(ÿ)	1	1.017% due 02/12/18 (ç)(~)	800	800
Merrill Lynch Feb 2018 122.50
Call (58)	USD	7,105	(ÿ)	9	1.800% due 03/15/18 (ç)(~)	2,000	1,996
Merrill Lynch Feb 2018 123.00					BNZ International Funding, Ltd.
Call (14)	USD	1,722	(ÿ)	1	1.511% due 06/01/18 (Ê)(Þ)(~)	3,000	3,000
Merrill Lynch Feb 2018 124.00					Capital One NA
Call (59)	USD	7,316	(ÿ)	—	2.350% due 08/17/18	3,705	3,710
Merrill Lynch Feb 2018 122.00					Chevron Corp.
Put (69)	USD	8,418	(ÿ)	51	1.411% due 05/16/18 (Ê)	875	876
United States 5 Year					1.790% due 11/16/18	750	749
Treasury Note Futures					Citigroup, Inc.
Merrill Lynch Feb 2018 115.50					1.800% due 02/05/18	6,315	6,315
Call (123)	USD	14,207	(ÿ)	6
Merrill Lynch Feb 2018 115.75					2.150% due 07/30/18	3,715	3,717
Call (144)	USD	16,668	(ÿ)	—	Commonwealth Bank of Australia
United States Treasury					1.374% due 07/09/18 (Ê)(~)	4,000	4,000
Bond Futures					Credit Suisse AG
Merrill Lynch Feb 2018 151.00					0.015% due 01/16/19 (Ê)(~)	2,245	2,245
Call (29)	USD	4,379	(ÿ)	6	Daimler Finance NA LLC
Merrill Lynch Feb 2018 152.00					2.000% due 08/03/18 (Þ)	6,630	6,628
Call (28)	USD	4,256	(ÿ)	3	DZ Bank AG
Merrill Lynch Feb 2018 148.00					1.811% due 08/16/18 (Ê)(~)	3,750	3,751
Put (67)	USD	9,916	(ÿ)	91	Energy Future Intermediate Holding Co.
Merrill Lynch Feb 2018 150.00					LLC Term Loan
Put (49)	USD	7,350	(ÿ)	129	4.561% due 06/28/18 (Ê)	33	33
United States Treasury
Long Bond Futures					4.567% due 06/28/18 (Ê)	897	900
Merrill Lynch Feb 2018 149.50					Eni Finance USA, Inc.
Call (22)	USD	3,289	(ÿ)	1	1.669% due 02/12/18 (ç)(Þ)(~)	1,500	1,499
Merrill Lynch Feb 2018 152.50					Fannie Mae
Call (22)	USD	3,355	(ÿ)	—	3.170% due 08/01/18	6,665	6,661
					Series 2003-345 Class 18

See accompanying notes which are an integral part of this quarterly report.

220 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Interest Only STRIP			Old Line Funding LLC
4.500% due 12/25/18	61	1	1.346% due 03/12/18 (ç)(Ê)(Þ)(~)		6,000		6,000
Series 2003-345 Class 19			PACCAR Financial Corp.
Interest Only STRIP			Series MTN
4.500% due 01/25/19	61	1	2.109% due 12/06/18 (Ê)		2,850		2,862
Fannie Mae-Aces			Pfizer, Inc.
Series 2013-M4 Class ASQ2			1.889% due 06/15/18 (Ê)		7,545		7,552
1.451% due 02/25/18	101	101	Pharmacia LLC
Federal Home Loan Bank Discount			6.500% due 12/01/18		2,065		2,140
Notes			Province of Quebec Canada
1.000% due 02/01/18 (ç)(~)	4,075	4,075	Series MTN
1.310% due 02/09/18 (~)	4,340	4,339	1.161% due 09/04/18 (Ê)		1,895		1,897
1.307% due 02/28/18 (ç)(~)	3,380	3,377	Republic of Argentina Government
Zero coupon due 04/05/18 (~)	2,440	2,434	International Bond
			21.200% due 09/19/18	ARS	450		25
1.490% due 05/15/18 (~)	3,150	3,137	Rockies Express Pipeline LLC
Zero coupon due 06/14/18 (~)	2,050	2,038	6.850% due 07/15/18 (Þ)		1,400		1,427
Ford Motor Credit Co. LLC			Shell International Finance BV
2.551% due 10/05/18	6,680	6,703	1.462% due 11/10/18 (Ê)		5,690		5,717
Freddie Mac			Sky PLC
4.500% due 08/01/18	1,323	1,337	6.100% due 02/15/18 (Þ)		2,710		2,714
Freddie Mac Multifamily Structured
Pass-Through Certificates			Societe Generale SA
Series 2011-K702 Class X1			1.732% due 03/05/18 (ç)(Þ)(~)		1,000		999
Interest Only STRIP			State Street Corp.
1.617% due 02/25/18 (Ê)	8,625	—	4.956% due 03/15/18		1,000		1,004
GE Capital Treasury Services LLC			Teva Pharmaceutical Finance
1.303% due 04/04/18 (Ê)(~)	2,900	2,900	Netherlands III BV
General Motors Co.			1.400% due 07/20/18		140		139
3.500% due 10/02/18	380	383	Toronto-Dominion Bank (The)
Harris Corp.			1.741% due 06/20/18 (Ê)(~)		6,225		6,226
1.999% due 04/27/18	1,226	1,226	Toyota Motor Credit Corp.
HBOS PLC			1.825% due 12/24/18 (Ê)		12,000		12,008
Series GMTN			Series GMTN
6.750% due 05/21/18 (Þ)	1,000	1,013	2.182% due 07/13/18 (Ê)		525		526
Hewlett Packard Enterprise Co.			Series MTN
2.850% due 10/05/18	1,595	1,602	1.964% due 01/09/19 (Ê)		8,000		8,010
Huntington National Bank (The)			U. S. Cash Management Fund (@)		225,891,789	(8)	225,915
Series BKNT			UBS AG
2.200% due 11/06/18	2,426	2,425	Series BKNT
International Lease Finance Corp.			1.800% due 03/26/18		6,200		6,200
7.125% due 09/01/18 (Þ)	1,000	1,026	United States Treasury Bills
John Deere Capital Corp.			Zero coupon due 02/01/18 (ç)		300		300
1.992% due 10/15/18 (Ê)(~)	761	762	0.224% due 02/22/18		2,900		2,898
JPMorgan Chase & Co.			0.327% due 03/01/18		12,030		12,017
Series H			0.596% due 04/12/18		11,965		11,933
1.700% due 03/01/18	990	990	0.752% due 05/10/18		1,800		1,793
KeyCorp			0.817% due 05/24/18		12,100		12,045
2.300% due 12/13/18	2,430	2,432
Liberty Street Funding LLC			0.844% due 05/31/18		1,600		1,592
1.843% due 05/10/18 (Þ)(~)	4,000	3,980	0.921% due 06/21/18		11,090		11,025
McDonald's Corp.			0.988% due 07/05/18		600		596
2.100% due 12/07/18	2,975	2,974	United States Treasury Notes
Merck & Co. , Inc.			0.875% due 03/31/18		3,005		3,002
0.986% due 05/18/18 (Ê)	8,385	8,393	1.250% due 12/15/18		11,350		11,285
Metropolitan Life Global Funding I			1.500% due 01/31/19		16,405		16,330
1.350% due 09/14/18 (Þ)	7,560	7,520	UnitedHealth Group, Inc.
Mizuho Bank, Ltd.			1.900% due 07/16/18		3,765		3,765
1.760% due 02/14/18 (ç)(Ê)(~)	7,000	7,000	Verizon Communications, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 221

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
3.324% due 09/14/18 (Ê)	1,010	1,020
Vodafone Group PLC
0.021% due 09/04/18 (Þ)(~)	4,125	4,070
0.020% due 10/04/18 (Þ)(~)	2,400	2,363
Voya Financial, Inc.
2.900% due 02/15/18	675	675
Westpac Banking Corp.
1.392% due 08/02/18 (Ê)(Þ)(~)	3,000	3,000
Total Short-Term Investments
(cost $534,956)		534,668

Total Investments 101.7%
(identified cost $4,946,441)		4,955,032

Other Assets and Liabilities,
Net - (1.7%)		(83,353)

Net Assets - 100.0%		4,871,679

See accompanying notes which are an integral part of this quarterly report.

222 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.9%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,296
BCAP LLC Trust	11/26/13	1,656,228	104.35	1,728	1,677
Bear Stearns Second Lien Trust	10/22/15	171,487	96.75	166	171
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,955,782	89.15	1,744	1,954
Dryden 37 Senior Loan Fund	12/06/17	8,387,000	100.00	8,388	8,391
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	11,482	19.05	2	2
Fannie Mae	02/12/01	12,085	27.94	3	3
Fannie Mae	08/14/02	5,472	24.71	1	1
Fannie Mae	04/27/10	18,367	29.36	5	5
Fannie Mae REMICS	09/15/00	16,416	14.13	2	2
Fannie Mae REMICS	04/25/05	23,169	18.73	4	4
Fannie Mae REMICS	04/25/05	49,578	24.33	12	12
Fannie Mae REMICS	02/28/07	38,839	99.94	39	38
Fannie Mae REMICS	08/17/07	368,583	99.23	366	363
Fannie Mae REMICS	09/19/08	82,258	20.05	18	18
Fannie Mae REMICS	09/19/08	224,966	20.88	47	47
Fannie Mae REMICS	04/08/10	7,098,307	16.08	1,141	1,137
Fannie Mae REMICS	09/22/10	7,050,003	18.27	1,288	1,284
Freddie Mac REMICS	04/14/03	27,445	20.26	6	6
Freddie Mac REMICS	06/11/03	7,307	23.17	2	2
Freddie Mac REMICS	03/05/04	61,046	24.92	15	15
Freddie Mac REMICS	03/15/04	11,994	12.77	2	2
Freddie Mac REMICS	09/19/08	346,056	13.39	46	46
Freddie Mac Strips	12/12/00	11,176	22.10	2	2
Freddie Mac Strips	02/13/04	27,296	26.45	7	7
Freddie Mac Strips	09/19/08	25,350	18.94	5	5
Freddie Mac Strips	09/19/08	24,062	21.95	5	5
Ginnie Mae	01/20/10	44,232	17.02	8	8
GSAA Trust	10/21/15	2,422,895	86.26	2,090	2,156
Irwin Home Equity Loan Trust	02/03/16	2,249,957	102.23	2,300	2,284
Irwin Home Equity Loan Trust	05/04/16	889,494	102.08	908	900
One Market Plaza Trust	02/15/17	4,080,000	97.63	3,983	3,937
Shackleton CLO, Ltd.	11/07/17	3,181,000	101.13	3,217	3,195
Voya CLO, Ltd.	06/28/17	9,480,000	100.04	9,485	9,540
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,015
					45,530
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 223

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Access Group, Inc.	USD 3 Month LIBOR	0.060
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.280
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
American Builders & Contractors Supply Co. , Inc. Term Loan B	USD 1 Month LIBOR	2.500
American Express Credit Corp.	USD 3 Month LIBOR	0.550
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Apple, Inc.	USD 3 Month LIBOR	0.300
Apple, Inc.	USD 3 Month LIBOR	0.820
Aristocrat International Pty, Ltd. Term Loan B2	USD 3 Month LIBOR	2.000
Asset-Backed Funding Trust Certificates	USD 1 Month LIBOR	0.540
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	1.575
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	0.660
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of Montreal	USD 3 Month LIBOR	0.330
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
BankAmerica Capital III	USD 3 Month LIBOR	0.570
BankBoston Capital Trust IV	USD 3 Month LIBOR	0.600
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Beacon Roofing Supply, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Bear Stearns Second Lien Trust	USD 1 Month LIBOR	0.640
Berry Plastics Global, Inc. 1st Lien Term Loan N	USD 1 Month LIBOR	2.250
Berry Plastics Group, Inc. Term Loan M	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
Bluemountain CLO , Ltd.	USD 3 Month LIBOR	1.180
BNC Mortgage Loan Trust	USD 1 Month LIBOR	0.310
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.150
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.470
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250

See accompanying notes which are an integral part of this quarterly report.

224 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
CenturyLink, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.500
Chevron Corp.	USD 3 Month LIBOR	0.480
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Credit Agricole SA	USD 3 Month LIBOR	6.982
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	1.644
Credit Suisse AG	USD 1 Month LIBOR	0.350
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Trust	USD 1 Month LIBOR	0.140
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Danske Bank A/S	USD 3 Month LIBOR	0.510
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Dryden 34 Senior Loan Fund	USD 3 Month LIBOR	1.160
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
DZ Bank AG	USD 3 Month LIBOR	0.370
eBay, Inc.	USD 3 Month LIBOR	0.480
Energy Future Intermediate Holding Co. LLC Term Loan	USD 1 Month LIBOR	3.000
Energy Future Intermediate Holding Co. LLC Term Loan	ST	0.000
Energy Transfer Partners LP	USD 3 Month LIBOR	4.028
EnLink Midstream Partners, LP	USD 3 Month LIBOR	4.110
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.680
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	8.500

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 225

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
First Franklin Mortgage Loan Trust	USD 1 Month LIBOR	1.800
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.550
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac REMICS	USD 1 Month LIBOR	8.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
GE Capital Treasury Services LLC	USD 1 Month LIBOR	0.070
General Electric Co.	USD 3 Month LIBOR	0.800
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	8.600
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Golden Nugget, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GSAMP Trust	USD 1 Month LIBOR	0.150
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	2.000
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD 3 Month LIBOR	1.055
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.250
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
International Business Machines Corp.	USD 3 Month LIBOR	0.370
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600

See accompanying notes which are an integral part of this quarterly report.

226 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
Jaguar Holding Co. II Term Loan	USD 1 Month LIBOR	2.750
John Deere Capital Corp.	USD 3 Month LIBOR	0.270
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
Michaels Stores, Inc. Term Loan B1	USD 1 Month LIBOR	2.750
Mizuho Bank, Ltd.	USD 1 Month LIBOR	0.200
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.140
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Bank of Canada	USD 3 Month LIBOR	0.200
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.230
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Navient Student Loan Trust	USD 1 Month LIBOR	1.050
New York Life Global Funding	USD 3 Month LIBOR	0.120
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.306
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Nordea Bank AB	USD 3 Month LIBOR	0.280
Nordea Bank AB	USD 3 Month LIBOR	0.380
Nordea Bank AB	USD 3 Month LIBOR	0.470
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Old Line Funding LLC	USD 1 Month LIBOR	0.110
ON Semiconductor Corp 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
PACCAR Financial Corp.	USD 3 Month LIBOR	0.600
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	0.945

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 227

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Party City Holdings, Inc. Term Loan	USD 3 Month LIBOR	3.000
Petco Animal Supplies, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.000
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Pfizer, Inc.	USD 3 Month LIBOR	0.300
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Canada	USD 3 Month LIBOR	0.380
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
Seattle SpinCo, Inc. Term Loan B3	USD 1 Month LIBOR	2.750
Securitized Asset-Backed Receivables LLC Trust	USD 1 Month LIBOR	0.130
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
Shell International Finance BV	USD 3 Month LIBOR	0.580
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
SLM Student Loan Trust	USD 3 Month LIBOR	0.110
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.360
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.310
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.130
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
Toronto-Dominion Bank (The)	USD 1 Month LIBOR	0.180
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.150
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.460
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250

See accompanying notes which are an integral part of this quarterly report.

228 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
Verizon Communications, Inc.	USD 3 Month LIBOR	1.750
Verizon Communications, Inc.	USD 3 Month LIBOR	0.770
Viacom, Inc.	USD 3 Month LIBOR	3.899
Virgin Media Bristol LLC 1st Lien Term Loan K	USD 1 Month LIBOR	2.500
Voya CLO, Ltd.	USD 3 Month LIBOR	1.450
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	4.350
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.720
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.460
Wells Fargo & Co.	USD 3 Month LIBOR	1.230
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Wells Fargo & Co.	USD 3 Month LIBOR	1.010
Wells Fargo Home Equity Asset-Backed Securities Trust	USD 1 Month LIBOR	0.885
Western Digital Corp. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Westpac Banking Corp.	USD 3 Month LIBOR	0.360
Westpac Banking Corp.	USD 1 Month LIBOR	0.160
Wind River CLO, Ltd.	USD 3 Month LIBOR	1.180
XPO Logistics, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Zebra Technologies Corp. Term Loan B	USD 3 Month LIBOR	2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E	USD 1 Month LIBOR	2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	2,370	AUD	302,392	03/18	(5,043)
Canadian Dollar Currency Futures	37	USD	3,009	03/18	40
Euro-Bund Futures	419	EUR	66,546	03/18	(1,640)
Eurodollar Futures	477	USD	115,977	06/20	(141)
Eurodollar Futures	61	USD	14,821	03/21	(38)
Japanese Yen Currency Futures	104	USD	11,946	03/18	310
United States 10 Year Treasury Note Futures	7,213	USD	876,942	03/18	(17,663)
United States 10 Year Ultra Treasury Bond Futures	64	USD	8,333	03/18	(228)
United States 2 Year Treasury Note Futures	865	USD	184,448	03/18	(1,044)
United States 5 Year Treasury Note Futures	3,212	USD	368,452	03/18	(5,888)
United States Long Bond Futures	975	USD	144,118	03/18	(4,583)
United States Ultra Treasury Bond Futures	540	USD	87,447	03/18	(2,506)
Short Positions
Euro-Bobl Futures	188	EUR	24,525	03/18	464
Euro-Bund Futures	1,376	EUR	218,536	03/18	6,850
Eurodollar Futures	704	USD	172,692	03/18	472
Eurodollar Futures	408	USD	99,858	06/18	276
Eurodollar Futures	58	USD	14,174	09/18	90

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 229

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Eurodollar Futures	194	USD	47,343	12/18	172
Eurodollar Futures	171	USD	41,598	12/19	119
Euro-OAT Futures	92	EUR	14,070	03/18	445
Euro-Schatz Futures	2,748	EUR	307,255	03/18	1,092
Japan Government 10 Year Bond Futures	22	JPY	3,307,041	03/18	124
Long Gilt Futures	1,477	GBP	180,401	03/18	4,788
United States 10 Year Treasury Note Futures	287	USD	34,893	03/18	897
United States 10 Year Treasury Note Futures	10	USD	1,211	06/18	7
United States 10 Year Ultra Treasury Bond Futures	264	USD	34,373	03/18	819
United States 2 Year Treasury Note Futures	500	USD	106,617	03/18	617
United States 5 Year Treasury Note Futures	290	USD	33,266	03/18	187
United States Long Bond Futures	461	USD	68,141	03/18	2,023
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(18,982)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1	108.00	USD	5,800	02/21/18	(25)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	118	123.25	USD	14,544	02/02/18	—
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	28	123.50	USD	3,458	02/23/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	104	124.00	USD	12,896	02/23/18	(3)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	72	126.00	USD	9,072	02/23/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	77	126.50	USD	9,741	02/23/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	116	123.50	USD	14,326	03/23/18	(11)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	51	121.00	USD	6,171	02/23/18	(15)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	58	121.50	USD	7,047	02/23/18	(27)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	58	120.00	USD	6,960	03/23/18	(20)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	102	116.00	USD	11,832	02/23/18	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	172	117.75	USD	20,253	02/23/18	—
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	87	118.50	USD	10,310	02/23/18	—
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	87	116.00	USD	10,092	03/23/18	(5)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	87	115.50	USD	10,049	02/23/18	(72)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	87	114.00	USD	9,918	03/23/18	(22)
United States Treasury Bond Futures	Merrill Lynch	Call	72	153.00	USD	11,016	02/23/18	(5)
United States Treasury Bond Futures	Merrill Lynch	Call	44	158.00	USD	6,952	02/23/18	(1)
United States Treasury Bond Futures	Merrill Lynch	Call	29	152.00	USD	4,408	03/23/18	(8)
United States Treasury Bond Futures	Merrill Lynch	Put	28	145.00	USD	4,060	02/23/18	(11)
United States Treasury Bond Futures	Merrill Lynch	Put	29	143.00	USD	4,147	03/23/18	(18)
United States Treasury Long Bond
Futures	Merrill Lynch	Call	44	151.00	USD	6,644	02/02/18	—
Total Liability for Options Written (premiums received $276)								(248)

See accompanying notes which are an integral part of this quarterly report.

230 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	13	CZK	279	02/26/18	1
Bank of America	USD	264	CZK	5,483	02/26/18	6
Bank of America	USD	19,003	CZK	409,697	02/26/18	1,146
Bank of America	USD	64	HUF	17,014	02/26/18	4
Bank of America	USD	374	HUF	94,004	02/26/18	2
Bank of America	USD	18,912	HUF	4,997,186	02/26/18	1,107
Bank of America	USD	6	MXN	106	02/26/18	—
Bank of America	USD	77	MXN	1,462	02/26/18	1
Bank of America	USD	8,191	MXN	159,273	02/26/18	333
Bank of America	USD	18,894	PLN	67,913	02/26/18	1,410
Bank of America	USD	39	SGD	53	02/26/18	1
Bank of America	USD	150	SGD	199	02/26/18	1
Bank of America	USD	8,094	TRY	32,207	02/26/18	416
Bank of America	USD	18,212	TRY	72,466	02/26/18	935
Bank of America	USD	8,318	ZAR	120,552	02/26/18	1,821
Bank of America	USD	18,716	ZAR	271,243	02/26/18	4,099
Bank of America	CZK	628	USD	29	02/26/18	(2)
Bank of America	CZK	12,338	USD	594	02/26/18	(13)
Bank of America	CZK	182,088	USD	8,446	02/26/18	(509)
Bank of America	HKD	8	USD	1	02/26/18	—
Bank of America	HKD	267	USD	34	02/26/18	—
Bank of America	HKD	64,818	USD	8,316	02/26/18	25
Bank of America	HUF	7,562	USD	29	02/26/18	(2)
Bank of America	HUF	211,509	USD	843	02/26/18	(5)
Bank of America	HUF	2,220,972	USD	8,405	02/26/18	(492)
Bank of America	PLN	657	USD	184	02/26/18	(12)
Bank of America	PLN	2,403	USD	707	02/26/18	(12)
Bank of America	SGD	11,313	USD	8,347	02/26/18	(281)
Bank of America	TRY	290	USD	73	02/26/18	(3)
Bank of America	TRY	455	USD	119	02/26/18	(2)
Bank of America	TRY	653	USD	165	02/26/18	(7)
Bank of America	TRY	1,025	USD	267	02/26/18	(4)
Bank of America	ZAR	8,171	USD	612	02/26/18	(76)
Bank of America	ZAR	8,923	USD	719	02/26/18	(32)
Bank of America	ZAR	18,384	USD	1,376	02/26/18	(170)
Bank of America	ZAR	20,077	USD	1,617	02/26/18	(71)
Bank of Montreal	USD	15,914	EUR	12,952	02/26/18	191
Bank of Montreal	USD	24,755	EUR	20,147	02/26/18	297
Bank of Montreal	USD	15,921	GBP	11,527	02/26/18	460
Bank of Montreal	USD	24,766	GBP	17,931	02/26/18	715
Bank of Montreal	CHF	6,760	USD	7,034	02/26/18	(242)
Bank of Montreal	CHF	15,211	USD	15,827	02/26/18	(545)
Barclays	USD	2,020	GBP	1,470	04/19/18	74
Barclays	USD	—	JPY	2	04/19/18	—
Barclays	CNY	103,360	USD	15,795	04/19/18	(530)
Barclays	EUR	2,541	USD	3,107	04/19/18	(64)
Barclays	JPY	882,980	USD	8,124	04/19/18	(1)
Citibank	USD	2,456	BRL	8,000	04/19/18	35
Citibank	USD	6,800	CAD	8,480	04/19/18	100
Citibank	USD	5,150	EUR	4,190	04/19/18	79
Citibank	USD	2,900	MXN	54,499	02/26/18	17
Citibank	USD	2,900	NOK	23,081	02/26/18	96
Citibank	CHF	47,322	USD	49,258	02/26/18	(1,676)
Citibank	EUR	3,280	USD	4,084	04/19/18	(9)
Citibank	GBP	1,470	USD	2,093	04/19/18	(1)
Citibank	SEK	112,811	USD	14,104	02/26/18	(235)
Commonwealth Bank of Australia	USD	15,927	EUR	12,952	02/26/18	177
Commonwealth Bank of Australia	USD	24,776	EUR	20,147	02/26/18	276
Commonwealth Bank of Australia	USD	15,923	GBP	11,527	02/26/18	458
Commonwealth Bank of Australia	USD	24,770	GBP	17,931	02/26/18	712
Commonwealth Bank of Australia	CHF	6,760	USD	7,039	02/26/18	(237)
Commonwealth Bank of Australia	CHF	15,211	USD	15,838	02/26/18	(534)
Goldman Sachs	USD	2,950	NOK	23,016	02/26/18	38

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 231

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	3,021	INR	193,200	02/26/18	5
HSBC	USD	2,900	SEK	23,406	02/26/18	75
HSBC	USD	2,950	SEK	23,187	02/26/18	(3)
JPMorgan Chase	USD	8,218	CAD	10,523	02/08/18	338
JPMorgan Chase	USD	6,883	CLP	4,200,593	02/09/18	84
JPMorgan Chase	USD	14,932	GBP	11,164	02/13/18	925
JPMorgan Chase	USD	4,734	INR	305,000	04/19/18	16
JPMorgan Chase	USD	7,531	MXN	145,723	04/19/18	201
JPMorgan Chase	USD	7,546	NOK	61,267	02/08/18	403
JPMorgan Chase	USD	1,111	PLN	4,032	02/08/18	94
JPMorgan Chase	USD	17,679	SEK	147,512	02/08/18	1,049
JPMorgan Chase	USD	3,056	SEK	24,718	02/26/18	86
JPMorgan Chase	USD	64	ZAR	904	02/08/18	12
JPMorgan Chase	USD	1,160	ZAR	16,930	02/08/18	268
JPMorgan Chase	USD	2,342	ZAR	33,313	02/08/18	467
JPMorgan Chase	AUD	40,131	USD	30,180	02/13/18	(2,155)
JPMorgan Chase	BRL	47,167	USD	14,368	02/09/18	(421)
JPMorgan Chase	CHF	11,296	USD	11,384	02/08/18	(758)
JPMorgan Chase	COP	14,988,274	USD	5,066	02/09/18	(213)
JPMorgan Chase	CZK	17,833	USD	813	02/08/18	(63)
JPMorgan Chase	EUR	18,979	USD	22,469	02/13/18	(1,110)
JPMorgan Chase	HKD	4,091	USD	525	02/08/18	2
JPMorgan Chase	HUF	1,762,379	USD	6,635	02/08/18	(417)
JPMorgan Chase	JPY	471,584	USD	4,201	02/13/18	(122)
JPMorgan Chase	MXN	79,583	USD	4,114	02/08/18	(158)
JPMorgan Chase	NZD	55,585	USD	37,941	02/13/18	(3,016)
JPMorgan Chase	PEN	56,533	USD	17,435	02/09/18	(138)
JPMorgan Chase	PHP	360,047	USD	7,205	02/09/18	191
JPMorgan Chase	SGD	18,454	USD	13,587	02/08/18	(483)
JPMorgan Chase	THB	358,815	USD	11,117	02/09/18	(341)
JPMorgan Chase	ZAR	51,147	USD	3,598	02/08/18	(716)
Royal Bank of Canada	USD	13,956	NZD	19,156	02/26/18	157
Royal Bank of Canada	NZD	67,046	USD	48,846	02/26/18	(549)
Standard Chartered	USD	3,302	JPY	358,508	02/28/18	(13)
Standard Chartered	USD	1,647	NOK	12,691	02/28/18	1
State Street	USD	14,022	AUD	17,614	02/26/18	170
State Street	USD	59	BRL	198	02/26/18	3
State Street	USD	480	BRL	1,541	02/26/18	3
State Street	USD	8,256	BRL	27,308	02/26/18	293
State Street	USD	1,294	CLP	780,102	02/26/18	—
State Street	USD	305	IDR	4,059,813	02/26/18	(2)
State Street	USD	48,650	ILS	165,939	02/26/18	(71)
State Street	USD	129	PEN	414	02/26/18	—
State Street	USD	149	RUB	8,851	02/26/18	8
State Street	USD	731	RUB	41,452	02/26/18	4
State Street	USD	8,131	RUB	493,944	02/26/18	629
State Street	USD	13	TWD	373	02/26/18	—
State Street	USD	137	TWD	4,034	02/26/18	2
State Street	BRL	446	USD	134	02/26/18	(6)
State Street	BRL	685	USD	213	02/26/18	(1)
State Street	BRL	61,442	USD	18,575	02/26/18	(658)
State Street	CLP	329,448	USD	517	02/26/18	(29)
State Street	CLP	11,804,030	USD	18,601	02/26/18	(972)
State Street	DKK	85,740	USD	14,153	02/26/18	(173)
State Street	IDR	1,624,755	USD	119	02/26/18	(3)
State Street	ILS	106,675	USD	31,275	02/26/18	46
State Street	PEN	54	USD	16	02/26/18	—
State Street	PEN	60,593	USD	18,517	02/26/18	(304)
State Street	RUB	3,934	USD	66	02/26/18	(3)
State Street	RUB	18,423	USD	325	02/26/18	(2)
State Street	RUB	1,111,374	USD	18,294	02/26/18	(1,417)
State Street	TWD	250,740	USD	8,370	02/26/18	(246)
Westpac	USD	31,414	JPY	3,476,169	02/26/18	468

See accompanying notes which are an integral part of this quarterly report.

232 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	NOK	250,225	USD	31,821	02/26/18	(661)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						42

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
JPMorgan Chase	DKK	23,200	Six Month CIBOR	0.510%(4)	05/05/25	1	115	116
JPMorgan Chase	DKK	50,924	Six Month CIBOR	0.943%(4)	05/05/25	(47)	42	(5)
JPMorgan Chase	DKK	5,800	Six Month CIBOR	0.640%(4)	05/06/25	—	20	20
JPMorgan Chase	CZK	22,190	Six Month PRIBOR	0.490%(4)	06/19/25	—	110	110
JPMorgan Chase	CZK	87,000	Six Month PRIBOR	0.495%(4)	06/19/25	—	430	430
JPMorgan Chase	CZK	180,751	Six Month PRIBOR	1.280%(4)	06/19/25	—	409	409
Merrill Lynch	USD	20,241	2.250%	Three Month LIBOR(2)	05/31/22	38	(325)	(287)
Merrill Lynch	USD	2,610	Three Month LIBOR	2.630%(3)	11/15/43	(15)	131	116
Merrill Lynch	USD	29,730	Three Month LIBOR	2.474%(3)	11/15/43	616	1,586	2,202
Total Open Interest Rate Swap Contracts (å)						593	2,518	3,111

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Merrill Lynch	Sell	USD	19,570	1.000%	06/20/22	322	128	450
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	13,680	(5.000%)	12/20/22	(952)	(187)	(1,139)
Total Open Credit Indices Contracts (å)							(630)	(59)	(689)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$307,359	$—	$—	$307,359
Corporate Bonds and Notes	—	987,514	—	—	987,514
International Debt	—	462,748	—	—	462,748
Loan Agreements	—	45,385	—	—	45,385
Mortgage-Backed Securities	—	992,185	6,301	—	998,486
Municipal Bonds	—	19,270	—	—	19,270

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 233

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Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Non-US Bonds	—	184,682	—	—	184,682
United States Government Treasuries	—	1,414,503	—	—	1,414,503
Common Stocks	—	—	—	—	—
Options Purchased	413	4	—	—	417
Short-Term Investments	—	308,753	—	225,915	534,668
Total Investments	413	4,722,403	6,301	225,915	4,955,032

Other Financial Instruments
Assets
Futures Contracts	19,792	—	—	—	19,792
Foreign Currency Exchange Contracts	—	21,032	—	—	21,032
Interest Rate Swap Contracts	—	3,403	—	—	3,403
Credit Default Swap Contracts	—	450	—	—	450

Liabilities
Futures Contracts	(38,774)	—	—	—	(38,774)
Options Written	(223)	(25)	—	—	(248)
Foreign Currency Exchange Contracts	—	(20,990)	—	—	(20,990)
Interest Rate Swap Contracts	—	(292)	—	—	(292)
Credit Default Swap Contracts	—	(1,138)	—	—	(1,138)
Total Other Financial Instruments*	$(19,204)	$2,439	$—	$—	$(16,765)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	7,391
Australia	48,708
Austria	2,347
Bermuda	8,592
Brazil	28,047
Canada	86,345
Cayman Islands	45,166
Chile	4,793
China	1,296
Colombia	26,310

See accompanying notes which are an integral part of this quarterly report.

234 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Curacao	388
Denmark	4,621
Ecuador	508
Finland	4,833
France	22,572
Germany	9,228
Guernsey	1,116
India	729
Indonesia	6,449
Ireland	22,511
Italy	6,875
Japan	23,535
Jersey	517
Kuwait	1,045
Luxembourg	7,440
Malaysia	11,501
Mexico	46,328
Morocco	333
Netherlands	56,953
New Zealand	26,819
Nigeria	311
Norway	5,471
Panama	1,279
Peru	15,661
Poland	9,077
Russia	8,129
Singapore	15,244
South Korea	6,079
Spain	1,829
Sweden	15,817
Switzerland	22,299
Turkey	1,168
United Arab Emirates	4,608
United Kingdom	74,426
United States	4,255,524
Venezuela, Bolivarian Republic of	4,261
Virgin Islands, British	553
Total Investments	4,955,032

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 235

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 95.5%			1.760% due 06/22/20 (Þ)	508	507
Asset-Backed Securities - 5.9%			Capital One Multi-Asset Execution Trust
ACE Securities Corp. Home Equity Loan			Series 2017-A1 Class A1
Trust			2.000% due 01/17/23	521	516
Series 2005-HE3 Class M2			Series 2017-A4 Class A4
1.657% due 05/25/35 (Ê)	648	650	1.990% due 07/17/23	336	332
ACE Securities Corp. Mortgage Loan			CarFinance Capital Auto Trust
Trust			Series 2015-1A Class A
Series 2007-D1 Class A2			1.750% due 06/15/21 (Þ)	92	92
6.336% due 02/25/38 (~)(Ê)(Þ)	765	705	CarMax Auto Owner Trust
Ajax Mortgage Loan Trust			Series 2017-3 Class A2A
Series 2016-C Class A			1.640% due 09/15/20	602	600
4.000% due 10/25/57 (~)(Ê)(Þ)	269	269	Series 2017-4 Class A3
Series 2017-A Class A			2.110% due 10/17/22	259	257
3.470% due 04/25/57 (~)(Ê)(Þ)	430	429	Series 2017-4 Class A4
American Express Credit Account			2.330% due 05/15/23	158	156
Master Trust			Series 2018-1 Class A3
Series 2017-1 Class A			2.480% due 11/15/22	278	277
1.930% due 09/15/22	705	699	Series 2018-1 Class A4
Series 2017-6 Class A			2.640% due 06/15/23	133	132
2.040% due 05/15/23	921	910	Centex Home Equity Loan Trust
Series 2017-7 Class A			Series 2003-B Class AF4
2.350% due 05/15/25	279	274	3.735% due 02/25/32 (~)(Ê)	1,972	1,993
AmeriCredit Automobile Receivables			Citibank Credit Card Issuance Trust
Trust			Series 2014-A1 Class A1
Series 2016-2 Class A2A			2.880% due 01/23/23	2,180	2,200
1.420% due 10/08/19	82	82	Series 2014-A5 Class A5
Series 2017-1 Class A2A			2.680% due 06/07/23	630	632
1.510% due 05/18/20	237	237	Series 2016-A2 Class A2
Series 2017-4 Class A2A			2.190% due 11/20/23	720	708
1.830% due 05/18/21	1,076	1,073	Series 2017-A2 Class A2
Series 2017-4 Class B			1.740% due 01/19/21	1,453	1,448
2.360% due 12/19/22	363	358	Series 2017-A7 Class A7
Bank of America Credit Card Trust			1.602% due 08/08/24 (Ê)	552	555
Series 2017-A1 Class A1			Series 2018-A2 Class A2
1.950% due 08/15/22	487	482	1.891% due 01/21/25 (Ê)	573	573
Bayview Opportunity Master Fund IIIa			CountryPlace Manufactured Housing
Trust			Contract Trust
Series 2017-RN7 Class A1			Series 2005-1 Class A4
3.105% due 09/28/32 (~)(Ê)(Þ)	386	384	5.200% due 12/15/35 (~)(Ê)(Þ)	564	582
Bayview Opportunity Master Fund IVa
Trust			Countrywide Asset-Backed Certificates
			Series 2004-10 Class MV3
Series 2018-RN1 Class A1			2.116% due 12/25/34 (Ê)	1,510	1,535
3.278% due 01/29/33 (~)(Ê)(Þ)	437	437
Bayview Opportunity Master Fund IVb			Series 2005-3 Class MV5
Trust			1.661% due 08/25/35 (Ê)	1,110	1,121
Series 2017-NPL1 Class A1			Series 2005-9 Class M1
3.598% due 01/28/32 (~)(Ê)(Þ)	85	85	1.511% due 01/25/36 (Ê)	1,188	1,186
Bayview Opportunity Master Fund Trust			CPS Auto Receivables Trust
Series 2017-RN3 Class A1			Series 2015-A Class A
3.228% due 05/28/32 (~)(Ê)(Þ)	47	46	1.530% due 07/15/19 (Þ)	—	—
Series 2017-RN8 Class A1			Series 2015-B Class A
3.352% due 12/28/32 (~)(Ê)(Þ)	367	365	1.650% due 11/15/19 (Þ)	5	5
Blackbird Capital Aircraft Lease			Series 2016-B Class A
Securitization, Ltd.			2.070% due 11/15/19 (Þ)	103	103
Series 2016-1A Class AA			Series 2016-C Class A
2.487% due 12/16/41 (~)(Ê)(Þ)	1,503	1,479	1.620% due 01/15/20 (Þ)	238	238
CAL Funding III, Ltd.			Series 2017-C Class A
Series 2017-1A Class A			1.780% due 09/15/20 (Þ)	204	204
3.620% due 06/25/42 (Þ)	860	851	Series 2018-A Class A
Capital Auto Receivables Asset Trust			2.160% due 05/17/21 (Þ)	506	506
Series 2016-3 Class A2A			CPS Auto Trust
1.360% due 04/20/19	12	12	Series 2016-D Class A
Series 2017-1 Class A2			1.500% due 06/15/20 (Þ)	304	304

See accompanying notes which are an integral part of this quarterly report.

236 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit-Based Asset Servicing &			1.920% due 04/15/22	1,049	1,036
Securitization LLC			Series 2017-B Class A2A
Series 2004-CB7 Class AF5			1.490% due 05/15/20	613	611
4.745% due 10/25/34 (~)(Ê)	150	152	Series 2017-C Class A3
Discover Card Execution Note Trust			2.010% due 03/15/22	330	327
Series 2017-A6 Class A6			Series 2018-1 Class A
1.880% due 02/15/23	1,031	1,015	3.190% due 07/15/31 (Þ)	434	434
Series 2017-A7 Class A7			Freddie Mac REMICS
1.592% due 04/15/25 (Ê)	597	599	Series 2002-2533 Class Z
Drive Auto Receivables Trust			5.500% due 12/15/32	919	1,015
Series 2017-1 Class A2A			GCAT LLC
1.670% due 05/15/19	125	125	Series 2017-2 Class A1
Series 2017-2 Class A2A			3.500% due 04/25/47 (~)(Ê)(Þ)	199	198
1.630% due 08/15/19	221	221	Series 2017-3 Class A1
Series 2017-2 Class B			3.352% due 04/25/47 (~)(Ê)(Þ)	71	71
2.250% due 06/15/21	377	377	Series 2017-5 Class A1
Series 2017-3 Class B			3.228% due 07/25/47 (~)(Ê)(Þ)	66	66
2.300% due 05/17/21	389	388	GM Financial Consumer Automobile
Series 2017-BA Class B			Receivables Trust
2.200% due 05/15/20 (Þ)	203	203	Series 2017-1A Class A3
DT Auto Owner Trust			1.780% due 10/18/21 (Þ)	502	498
Series 2016-4A Class A			Series 2018-1 Class A3
1.440% due 11/15/19 (Þ)	10	10	2.320% due 07/18/22	559	556
Series 2017-2A Class A			Series 2018-1 Class A4
1.720% due 05/15/20 (Þ)	288	288	2.460% due 07/17/23	391	388
Series 2017-3A Class A			Greenpoint Manufactured Housing
1.730% due 08/17/20 (Þ)	441	441	Contract Trust
Series 2017-4A Class A			Series 2000-4 Class A3
1.850% due 08/17/20 (Þ)	1,157	1,155	3.017% due 08/21/31 (Ê)	1,100	1,103
Encore Credit Receivables Trust			Home Equity Asset Trust
Series 2005-3 Class M2			Series 2005-9 Class M1
1.972% due 10/25/35 (Ê)	53	53	0.580% due 04/25/36 (Ê)	470	455
Exeter Automobile Receivables Trust			Honda Auto Receivables Owner Trust
Series 2016-1A Class A			Series 2017-4 Class A3
2.350% due 07/15/20 (Þ)	20	20	2.050% due 11/22/21	303	301
Series 2016-3A Class A			HSI Asset Securitization Corp. Trust
1.840% due 11/16/20 (Þ)	272	272	Series 2006-OPT3 Class 2A
Series 2017-3A Class A			0.961% due 02/25/36 (Ê)	487	486
2.050% due 12/15/21 (Þ)	377	375	LCM XXII, Ltd.
Series 2018-1A Class A			Series 2016-22A Class A1
2.210% due 05/17/21 (Þ)	620	620	2.636% due 10/20/28 (Ê)(Þ)	1,307	1,319
Fannie Mae Grantor Trust			LCM XXV, Ltd.
Series 2003-T4 Class 1A			Series 2017-25A Class A
0.390% due 09/26/33 (Ê)	98	97	2.955% due 07/20/30 (Ê)(Þ)	1,297	1,307
Fannie Mae Whole Loan			Long Beach Mortgage Loan Trust
Series 2003-W9 Class A			Series 2004-1 Class M1
0.423% due 06/25/33 (Ê)	34	33	1.741% due 02/25/34 (Ê)	611	611
First Investors Auto Owner Trust			Series 2005-2 Class M4
Series 2016-2A Class A1			2.146% due 04/25/35 (Ê)	573	579
1.530% due 11/16/20 (Þ)	166	165	Madison Park Funding XVIII, Ltd.
Flagship Credit Auto Trust			Series 2017-18A Class A1R
Series 2015-1 Class A			2.553% due 10/21/30 (Å)(Ê)	1,640	1,652
1.630% due 06/15/20 (Þ)	1	1	Magnetite XVIII, Ltd.
Series 2015-3 Class A			Series 2016-18A Class A
2.380% due 10/15/20 (Þ)	54	54	2.816% due 11/15/28 (Ê)(Þ)	1,786	1,797
Series 2016-2 Class A1			Master Asset-Backed Securities Trust
2.280% due 05/15/20	38	38	Series 2005-WMC1 Class M4
Series 2016-3 Class A1			2.179% due 03/25/35 (Ê)	634	636
1.610% due 12/15/19 (Þ)	103	103	Morgan Stanley ABS Capital I, Inc. Trust
Series 2016-4 Class A1			Series 2003-NC7 Class M1
1.470% due 03/15/20 (Þ)	428	428	1.575% due 06/25/33 (Ê)	103	102
Ford Credit Auto Owner Trust			Nissan Auto Receivables Owner Trust
Series 2017-A Class A4			Series 2017-C Class A4
			2.280% due 02/15/24	432	427

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 237

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NYMT Residential			3.620% due 08/20/42 (Þ)	721	719
Series 2016-RP1A Class A			Triton Container Finance LLC
4.000% due 03/25/21 (~)(Ê)(Þ)	39	39	Series 2017-1A Class A
Oak Hill Advisors Residential Loan			3.520% due 06/20/42 (Þ)	331	328
Trust			Vericrest Opportunity Loan Trust
Series 2017-NPL1 Class A1			Series 2015-NP12 Class A1
3.000% due 06/25/57 (~)(Ê)(Þ)	163	162	3.875% due 09/25/45 (~)(Ê)(Þ)	62	62
Series 2017-NPL2 Class A1			Verizon Owner Trust
3.000% due 07/25/57 (~)(Ê)(Þ)	238	237	Series 2017-3A Class A1A
Option One Mortgage Loan Trust			2.060% due 04/20/22 (Þ)	534	529
Series 2004-3 Class M1			VOLT LVI LLC
1.314% due 11/25/34 (Ê)	999	997	Series 2017-NPL3 Class A1
Park Place Securities, Inc. Asset-Backed			3.500% due 03/25/47 (~)(Ê)(Þ)	125	125
Pass-Through Certificates			VOLT LVII LLC
Series 2004-WHQ2 Class M2			Series 2017-NPL4 Class A1
1.470% due 02/25/35 (Ê)	141	141	3.375% due 04/25/47 (~)(Ê)(Þ)	70	70
Preston Ridge Partners Mortgage Trust			VOLT LXI LLC
Series 2017-2A Class A1			Series 2017-NPL8 Class A1
3.470% due 09/25/22 (~)(Ê)(Þ)	295	293	3.125% due 06/25/47 (~)(Ê)(Þ)	197	197
RCO Mortgage LLC			Westlake Automobile Receivables Trust
Series 2017-1 Class A1			Series 2016-2A Class A2
3.375% due 08/25/22 (~)(Ê)(Þ)	459	458	1.570% due 06/17/19 (Þ)	225	225
Santander Drive Auto Receivables Trust			Series 2017-1A Class A2
Series 2014-5 Class C			1.780% due 04/15/20 (Þ)	492	492
2.460% due 06/15/20 (Å)	391	391	Series 2018-1A Class A1
Series 2015-5 Class B			1.750% due 02/15/19 (Þ)	693	693
1.960% due 05/15/20 (Å)	107	107	Series 2018-1A Class A2A
Series 2017-1 Class A2			2.420% due 01/15/21 (Þ)	691	691
1.490% due 02/18/20	87	87	World Financial Network Credit Card
Series 2018-1 Class C			Master Trust
2.960% due 03/15/24	138	138	Series 2017-C Class A
Saxon Asset Securities Trust			2.310% due 08/15/24	757	749
Series 2004-1 Class A					66,041
0.695% due 03/25/35 (Ê)	57	55	Corporate Bonds and Notes - 23.3%
Specialty Underwriting & Residential
Finance Trust			21st Century Fox America, Inc.
Series 2003-BC1 Class A			8.450% due 08/01/34	220	325
1.917% due 01/25/34 (Ê)	25	24	6.200% due 12/15/34	240	306
Structured Asset Investment Loan Trust			6.400% due 12/15/35	435	571
Series 2005-HE3 Class M1			6.900% due 08/15/39	740	1,035
1.254% due 09/25/35 (Ê)	1,002	999	6.150% due 02/15/41	170	224
Textainer Marine Containers, Ltd.			3M Co.
Series 2017-1A Class A			1.625% due 09/19/21	442	429
3.720% due 05/20/42 (Þ)	1,071	1,074	Abbott Laboratories
THL Credit Wind River CLO, Ltd.			2.900% due 11/30/21	1,097	1,094
Series 2017-2A Class AR			3.250% due 04/15/23	930	932
2.964% due 10/18/30 (Å)(Ê)	1,823	1,839	4.900% due 11/30/46	395	451
Towd Point Mortgage Trust			AbbVie, Inc.
Series 2017-2 Class A1			2.500% due 05/14/20	1,463	1,458
2.750% due 04/25/57 (~)(Ê)(Þ)	886	881	2.900% due 11/06/22	1,169	1,159
Series 2017-4 Class A1			3.200% due 05/14/26	675	658
2.750% due 06/25/57 (~)(Ê)(Þ)	397	392	4.300% due 05/14/36	83	87
Series 2017-6 Class A1			AIG Global Funding
2.750% due 10/25/57 (~)(Ê)(Þ)	1,339	1,326	1.950% due 10/18/19 (Þ)	444	439
Toyota Auto Receivables Owner Trust			Alphabet, Inc.
Series 2018-A Class A4			3.625% due 05/19/21	389	404
2.520% due 05/15/23	724	721	Altria Group, Inc.
Toyota Auto Receivables Owner Trust			9.250% due 08/06/19	466	512
Series 2017-A Class A2A			10.200% due 02/06/39	579	1,002
1.420% due 09/16/19	473	472	Amazon. com, Inc.
Series 2018-A Class A3			1.900% due 08/21/20 (Þ)	413	407
2.350% due 05/16/22	532	531	5.200% due 12/03/25	420	473
Triton Container Finance IV LLC			4.050% due 08/22/47 (Þ)	180	186
Series 2017-2A Class A			4.250% due 08/22/57 (Þ)	530	559

See accompanying notes which are an integral part of this quarterly report.

238 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ameren Illinois Co.			2.850% due 05/11/24	265	262
3.700% due 12/01/47	233	233	3.250% due 02/23/26	680	679
American Airlines, Inc. Pass-Through			3.200% due 05/11/27	500	495
Certificates Trust			4.650% due 02/23/46	733	833
Series 2016-1 Class B			3.850% due 08/04/46	420	424
5.250% due 01/15/24	311	327	Associated Banc-Corp.
Series 2017-1B Class B			2.750% due 11/15/19	276	276
4.950% due 02/15/25	230	239	AT&T, Inc.
Series AA Class AA			3.000% due 06/30/22	1,110	1,100
3.200% due 06/15/28	673	660
American Campus Communities			2.850% due 02/14/23	720	718
Operating Partnership LP			3.400% due 08/14/24	185	185
3.350% due 10/01/20	295	299	3.400% due 05/15/25	749	729
American Electric Power Co. , Inc.			4.300% due 02/15/30 (Þ)	2,820	2,799
3.200% due 11/13/27	301	292	8.250% due 11/15/31 (Þ)	415	565
American Express Co.			4.500% due 05/15/35	1,875	1,850
2.200% due 10/30/20	480	473	5.250% due 03/01/37	421	445
3.000% due 10/30/24	945	928	4.900% due 08/14/37	755	765
American Express Credit Corp.			5.150% due 11/15/46 (Þ)	397	406
1.875% due 05/03/19	412	409	Series WI
American Honda Finance Corp.			5.150% due 03/15/42	49	50
2.250% due 08/15/19	485	484	Athene Global Funding
American International Group, Inc.			2.750% due 04/20/20 (Þ)	1,270	1,267
4.500% due 07/16/44	236	245	AutoNation, Inc.
American Tower Trust #1			3.800% due 11/15/27	1,050	1,014
3.070% due 03/15/23 (Þ)	355	353	Avnet, Inc.
AmerisourceBergen Corp.			4.625% due 04/15/26	392	399
3.450% due 12/15/27	450	438	Baker Hughes a GE Co. LLC / Baker
Amgen, Inc.			Hughes Co-Obligor, Inc.
3.875% due 11/15/21	400	414	2.773% due 12/15/22	1,123	1,119
Anadarko Petroleum Corp.			3.337% due 12/15/27	685	685
6.950% due 06/15/19	670	707	4.080% due 12/15/47	147	147
6.450% due 09/15/36	1,542	1,919	Bank of America Corp.
Andeavor			2.328% due 10/01/21 (Ê)	360	356
4.750% due 12/15/23	260	277	2.503% due 10/21/22	570	557
4.750% due 12/15/23 (Þ)	113	121	4.200% due 08/26/24	470	488
3.800% due 04/01/28	170	167	4.000% due 01/22/25	1,435	1,467
4.500% due 04/01/48	123	124	3.366% due 01/23/26 (Ê)	1,165	1,163
Andeavor Logistics, LP / Tesoro Logistics			3.824% due 01/20/28 (Ê)	1,155	1,177
Finance Corp.			3.705% due 04/24/28 (Ê)	595	601
5.250% due 01/15/25	386	405	3.419% due 12/20/28 (Ê)(Þ)	183	180
Anheuser-Busch Cos. LLC			6.110% due 01/29/37	475	595
5.000% due 03/01/19	267	274	Series L
Anheuser-Busch InBev Finance, Inc.			2.650% due 04/01/19	311	312
1.900% due 02/01/19	315	314	3.950% due 04/21/25	725	738
3.650% due 02/01/26	955	966	Bank of America NA
4.700% due 02/01/36	745	823	Series BKNT
4.900% due 02/01/46	502	565	6.000% due 10/15/36	560	715
Anheuser-Busch InBev Worldwide, Inc.			Bank of New York Mellon Corp. (The)
3.750% due 01/15/22	800	825	2.600% due 08/17/20	1,225	1,227
Anthem, Inc.			2.450% due 11/27/20	377	376
2.500% due 11/21/20	480	477	2.200% due 08/16/23	570	546
2.950% due 12/01/22	840	831	3.400% due 01/29/28	440	439
3.650% due 12/01/27	775	772	Bank One Capital III
4.375% due 12/01/47	555	574	8.750% due 09/01/30	290	415
Aon Corp.			BankAmerica Capital III
8.205% due 01/01/27	214	278	2.292% due 01/15/27 (Ê)	475	448
Apollo Management Holdings, LP			BankBoston Capital Trust IV
4.400% due 05/27/26 (Þ)	495	511	2.123% due 06/08/28 (Ê)	130	123
Appalachian Power Co.			BankUnited, Inc.
4.450% due 06/01/45	376	411	4.875% due 11/17/25	381	398
Apple, Inc.			Barrick NA Finance LLC
2.400% due 05/03/23	420	409	4.400% due 05/30/21	290	305

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 239

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BAT Capital Corp.			Chevron Corp.
2.297% due 08/14/20 (Þ)	411	406	2.419% due 11/17/20	409	409
4.390% due 08/15/37 (Þ)	1,107	1,139	Cigna Corp.
4.540% due 08/15/47 (Þ)	780	804	3.050% due 10/15/27	595	567
Bayer US Finance LLC			Cisco Systems, Inc.
2.375% due 10/08/19 (Þ)	278	276	2.450% due 06/15/20	409	409
Series REGS			Citibank NA
2.375% due 10/08/19	131	130	2.000% due 03/20/19	1,290	1,285
BB&T Corp.			Series BKNT
5.250% due 11/01/19	384	401	2.125% due 10/20/20	793	781
Becton Dickinson and Co.			Citigroup, Inc.
2.894% due 06/06/22	1,400	1,377	2.876% due 07/24/23 (Ê)	977	962
3.734% due 12/15/24	405	406	3.875% due 10/25/23	775	800
Bed Bath & Beyond, Inc.			3.875% due 03/26/25	415	418
5.165% due 08/01/44	468	408	4.400% due 06/10/25	253	263
Berkshire Hathaway Energy Co.			4.600% due 03/09/26	435	458
2.375% due 01/15/21 (Þ)	362	360	4.450% due 09/29/27	1,200	1,251
3.250% due 04/15/28 (Þ)	460	453	8.125% due 07/15/39	400	633
6.500% due 09/15/37	218	295	Citizens Financial Group, Inc.
Berkshire Hathaway Finance Corp.			2.375% due 07/28/21	555	544
4.300% due 05/15/43	365	397	Cleveland Clinic Foundation (The)
Berkshire Hathaway, Inc.			4.858% due 01/01/14	189	206
3.125% due 03/15/26	408	403	CNH Industrial Capital LLC
BGC Partners, Inc.			3.875% due 10/15/21	397	405
5.375% due 12/09/19	295	307	Coca-Cola Co. (The)
Brighthouse Financial, Inc.			3.300% due 09/01/21	393	402
3.700% due 06/22/27 (Þ)	830	797	Columbia Property Trust Operating
Broadcom Corp. / Broadcom Cayman			Partnership, LP
Finance, Ltd.			4.150% due 04/01/25	230	230
2.200% due 01/15/21 (Þ)	2,055	1,994	Comcast Corp.
3.500% due 01/15/28 (Þ)	1,315	1,233	2.850% due 01/15/23	431	430
Buckeye Partners LP			2.350% due 01/15/27	1,025	938
5.850% due 11/15/43	285	310	3.150% due 02/15/28	247	239
Bunge, Ltd. Finance Corp.			6.550% due 07/01/39	660	894
8.500% due 06/15/19	290	312	Series WI
Burlington Northern Santa Fe LLC			4.049% due 11/01/52	116	116
3.250% due 06/15/27	401	403	Concho Resources, Inc.
4.900% due 04/01/44	125	147	3.750% due 10/01/27	420	417
Capital One Bank USA NA			Constellation Brands, Inc.
Series BKNT			6.000% due 05/01/22	90	100
2.250% due 02/13/19	780	779	2.650% due 11/07/22	784	765
Capital One Financial Corp.			Corporate Office Properties, LP
2.450% due 04/24/19	350	350	3.700% due 06/15/21	815	823
Carlyle Holdings II Finance LLC			Costco Wholesale Corp.
5.625% due 03/30/43 (Þ)	260	290	2.150% due 05/18/21	415	410
Caterpillar Financial Services Corp.			Cox Communications, Inc.
1.900% due 03/22/19	325	323	3.250% due 12/15/22 (Þ)	365	364
1.350% due 05/18/19	390	385	6.450% due 12/01/36 (Þ)	450	527
CBL & Associates LP			4.600% due 08/15/47 (Þ)	132	132
5.950% due 12/15/26	457	421	Crown Castle International Corp.
CBS Corp.			5.250% due 01/15/23	368	398
4.300% due 02/15/21	600	623	CVS Health Corp.
3.375% due 02/15/28	248	235	3.375% due 08/12/24	407	401
Charter Communications Operating LLC			3.875% due 07/20/25	230	232
/ Charter Communications Operating			2.875% due 06/01/26	255	239
Capital			5.300% due 12/05/43	430	489
4.908% due 07/23/25	2,120	2,216
4.200% due 03/15/28	705	690	CVS Pass-Through Trust
			Series 2014
6.384% due 10/23/35	59	69	4.163% due 08/11/36 (Þ)	172	173
6.484% due 10/23/45	1,215	1,428	Daimler Finance NA LLC
6.834% due 10/23/55	321	391	2.300% due 01/06/20 (Þ)	304	302
Series WI			Darden Restaurants, Inc.
5.375% due 05/01/47	102	105

See accompanying notes which are an integral part of this quarterly report.

240 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.800% due 10/15/37	560	753	Series K
Delhaize America, Inc.			2.750% due 03/15/22	610	605
9.000% due 04/15/31	192	267	Exelon Corp.
Dell International LLC / EMC Corp.			2.850% due 06/15/20	1,235	1,239
8.350% due 07/15/46 (Þ)	1,185	1,554	5.625% due 06/15/35	39	47
Delmarva Power & Light Co.			Exelon Generation Co. LLC
4.150% due 05/15/45	114	121	2.950% due 01/15/20	407	409
Delphi Financial Group, Inc.			Exxon Mobil Corp.
7.875% due 01/31/20	273	299	Series FXD
Delta Air Lines, Inc.			1.912% due 03/06/20	412	408
2.875% due 03/13/20	720	720	Farmers Exchange Capital III
Deutsche Bank AG			5.454% due 10/15/54 (Ê)(Þ)	710	751
2.700% due 07/13/20	414	411	FedEx Corp.
Devon Financing Co. LLC			4.050% due 02/15/48	404	402
7.875% due 09/30/31	830	1,132	4.500% due 02/01/65	282	274
Diamond 1 Finance Corp. / Diamond 2			Fifth Third Bank
Finance Corp			Series BKNT
5.450% due 06/15/23 (Þ)	1,560	1,675	2.300% due 03/15/19	278	278
Digital Realty Trust LP			2.375% due 04/25/19	605	604
3.400% due 10/01/20	295	299	First Niagara Financial Group, Inc.
Discovery Communications LLC			6.750% due 03/19/20	365	395
5.625% due 08/15/19	279	291	FirstEnergy Transmission LLC
5.000% due 09/20/37	525	536	5.450% due 07/15/44 (Þ)	161	191
6.350% due 06/01/40	830	969	Ford Holdings LLC
Dominion Energy Gas Holdings LLC			9.300% due 03/01/30	215	300
2.500% due 12/15/19	156	155	Ford Motor Co.
Dominion Energy, Inc.			7.450% due 07/16/31	240	305
2.962% due 07/01/19 (~)(Ê)	498	500	Ford Motor Credit Co. LLC
2.579% due 07/01/20	413	410	2.343% due 11/02/20	720	708
Domtar Corp.			3.336% due 03/18/21	410	412
6.750% due 02/15/44	271	309	3.096% due 05/04/23	610	595
Dow Chemical Co. (The)			Freeport-McMoRan, Inc.
8.550% due 05/15/19	380	409	4.550% due 11/14/24	440	447
3.500% due 10/01/24	338	342	5.450% due 03/15/43	685	704
Duke Energy Corp.			Fresenius Medical Care US Finance II,
3.750% due 09/01/46	670	645	Inc.
Duke Energy Florida LLC			5.875% due 01/31/22 (Þ)	293	318
2.100% due 12/15/19	207	206	GE Capital International Funding Co.
Duke Energy Progress LLC			Unlimited Co.
3.000% due 09/15/21	690	698	4.418% due 11/15/35	511	528
Education Realty Operating Partnership,			General Electric Co.
LP			5.300% due 02/11/21	369	393
4.600% due 12/01/24	295	302	General Mills, Inc.
EI du Pont de Nemours & Co.			5.650% due 02/15/19	195	202
4.900% due 01/15/41	353	397	3.150% due 12/15/21	458	463
Energy Transfer Partners, LP			General Motors Co.
6.625% due 10/15/36	324	375	4.875% due 10/02/23	525	558
6.050% due 06/01/41	855	924	4.200% due 10/01/27	645	649
EnLink Midstream Partners, LP			5.150% due 04/01/38	412	432
2.700% due 04/01/19	874	871	5.200% due 04/01/45	265	276
4.150% due 06/01/25	890	892	General Motors Financial Co. , Inc.
Enterprise Products Operating LLC			3.500% due 07/10/19	404	409
5.250% due 01/31/20	760	798	2.450% due 11/06/20	201	198
5.100% due 02/15/45	370	422	3.200% due 07/06/21	955	956
Series A			3.450% due 01/14/22	340	341
5.481% due 08/01/66 (Ê)	380	381	Georgia Power Co.
EOG Resources, Inc.			4.300% due 03/15/42	150	159
2.450% due 04/01/20	365	364	Georgia-Pacific LLC
EPR Properties Co.			8.875% due 05/15/31	395	597
4.750% due 12/15/26	401	407	Gilead Sciences, Inc.
ERP Operating, LP			2.550% due 09/01/20	1,015	1,016
3.250% due 08/01/27	570	560	4.000% due 09/01/36	48	50
Eversource Energy			4.750% due 03/01/46	351	397

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 241

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goldman Sachs Group, Inc. (The)			2.700% due 11/15/22 (Þ)	361	356
2.550% due 10/23/19	785	784	3.350% due 11/15/27 (Þ)	319	312
5.750% due 01/24/22	375	411	5.300% due 07/01/43	74	87
3.625% due 01/22/23	153	156	Jefferies Group LLC
3.750% due 05/22/25	400	405	6.500% due 01/20/43	322	375
3.272% due 09/29/25 (Ê)	1,065	1,045	Jersey Central Power & Light Co.
4.250% due 10/21/25	485	499	7.350% due 02/01/19	194	203
3.750% due 02/25/26	420	424	4.700% due 04/01/24 (Þ)	718	769
3.814% due 04/23/29 (Ê)	574	575	John Deere Capital Corp.
6.750% due 10/01/37	360	476	2.700% due 01/06/23	675	668
4.017% due 10/31/38 (Ê)	530	536	Series DMTN
4.800% due 07/08/44	420	473	2.350% due 01/08/21	336	334
4.750% due 10/21/45	212	238	Johnson & Johnson
Series GMTN			1.650% due 03/01/21	450	440
3.510% due 10/28/27 (Ê)	635	676	3.400% due 01/15/38	424	421
Great Plains Energy, Inc.			JPMorgan Chase & Co.
5.292% due 06/15/22 (~)(Ê)	700	749	2.250% due 01/23/20	750	747
Hartford Financial Services Group, Inc.			4.400% due 07/22/20	381	398
(The)			3.875% due 09/10/24	805	824
5.500% due 03/30/20	122	129	3.300% due 04/01/26	440	435
Hasbro, Inc.			3.509% due 01/23/29 (Ê)	256	255
3.500% due 09/15/27	580	553	6.400% due 05/15/38	390	528
HCA, Inc.			4.260% due 02/22/48 (Ê)	258	274
5.500% due 06/15/47	1,200	1,225	3.964% due 11/15/48 (Ê)	370	373
Hewlett Packard Enterprise Co.			JPMorgan Chase Bank NA
2.100% due 10/04/19 (Þ)	460	455	Series BKNT
4.400% due 10/15/22 (Þ)	1	1	1.650% due 09/23/19	415	410
6.200% due 10/15/35	1,095	1,178	Kinder Morgan Energy Partners, LP
6.350% due 10/15/45	389	412	7.500% due 11/15/40	236	304
Series WI			5.500% due 03/01/44	270	293
4.400% due 10/15/22	390	406	Kinder Morgan, Inc.
Home Depot, Inc. (The)			5.300% due 12/01/34	245	263
2.625% due 06/01/22	411	409	5.550% due 06/01/45	725	800
5.950% due 04/01/41	195	261	Series GMTN
Honeywell International, Inc.			7.800% due 08/01/31	309	394
1.850% due 11/01/21	441	429	KKR Group Finance Co. III LLC
HSBC Bank NA			5.125% due 06/01/44 (Þ)	890	961
Series BKNT			Kohl's Corp.
5.875% due 11/01/34	575	724	5.550% due 07/17/45	825	830
HSBC USA, Inc.			Kraft Heinz Foods Co.
7.200% due 07/15/97	194	278	4.875% due 02/15/25 (Þ)	1,095	1,151
Humana, Inc.			5.000% due 07/15/35	368	399
2.500% due 12/15/20	640	635	Kroger Co. (The)
Huntington National Bank (The)			2.950% due 11/01/21	405	405
Series BKNT			4.450% due 02/01/47	370	370
2.500% due 08/07/22	290	283	4.650% due 01/15/48	755	775
IBM Credit LLC			Land O' Lakes, Inc.
1.800% due 01/20/21	385	376	6.000% due 11/15/22 (Þ)	1,050	1,158
Intel Corp.			Lehman Brothers Holdings Capital Trust
1.850% due 05/11/20	378	375	VII
2.875% due 05/11/24	650	645	5.857% due 11/29/49 (ƒ)(Ø)(Š)	1,450	—
International Business Machines Corp.			Leucadia National Corp.
1.875% due 05/15/19	312	311	5.500% due 10/18/23	370	394
International Finance Corp.			Life Technologies Corp.
Series GMTN			6.000% due 03/01/20	284	303
2.250% due 01/25/21	650	646	Lockheed Martin Corp.
International Lease Finance Corp.			4.250% due 11/15/19	392	405
5.875% due 04/01/19	302	313	2.500% due 11/23/20	239	239
International Paper Co.			3.350% due 09/15/21	325	331
8.700% due 06/15/38	310	461	4.700% due 05/15/46	235	267
7.300% due 11/15/39	662	913	LyondellBasell Industries NV
ITC Holdings Corp.			5.750% due 04/15/24	346	389

See accompanying notes which are an integral part of this quarterly report.

242 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Macy's Retail Holdings, Inc.			NextEra Energy Capital Holdings, Inc.
3.450% due 01/15/21	280	280	2.700% due 09/15/19	352	353
Marathon Petroleum Corp.			Noble Energy, Inc.
3.400% due 12/15/20	203	206	5.250% due 11/15/43	605	673
4.750% due 09/15/44	309	324	4.950% due 08/15/47	324	352
5.000% due 09/15/54	408	423	Norfolk Southern Corp.
Masco Corp.			4.650% due 01/15/46	220	248
4.375% due 04/01/26	409	425	Northrop Grumman Corp.
McKesson Corp.			2.550% due 10/15/22	375	367
2.284% due 03/15/19	720	719	4.030% due 10/15/47	333	339
MeadWestvaco Corp.			Omega Healthcare Investors, Inc.
7.375% due 09/01/19	335	359	4.750% due 01/15/28	422	410
Mercury General Corp.			ONEOK Partners, LP
4.400% due 03/15/27	625	630	6.650% due 10/01/36	246	304
MetLife, Inc.			6.850% due 10/15/37	177	220
6.400% due 12/15/36	618	710	ONEOK, Inc.
Microsoft Corp.			7.500% due 09/01/23	253	299
2.400% due 02/06/22	410	406	Oracle Corp.
3.750% due 02/12/45	175	179	1.900% due 09/15/21	489	476
3.700% due 08/08/46	250	253	2.950% due 11/15/24	755	746
Series 30Y			2.950% due 05/15/25	175	172
4.250% due 02/06/47	960	1,060	3.800% due 11/15/37	861	883
MidAmerican Energy Co.			5.375% due 07/15/40	190	236
3.500% due 10/15/24	383	395	4.500% due 07/08/44	175	194
3.650% due 08/01/48	840	834	4.000% due 07/15/46	160	165
Mississippi Power Co.			Owens & Minor, Inc.
Series 12-A			3.875% due 09/15/21	298	300
4.250% due 03/15/42	342	325	Owens Corning Co.
Morgan Stanley			4.400% due 01/30/48	257	254
2.750% due 05/19/22	1,318	1,299	Pacific Life Insurance Co.
3.141% due 10/24/23 (Ê)	1,175	1,216	4.300% due 10/24/67 (Ê)(Þ)	385	376
3.125% due 07/27/26	1,034	1,001	PacifiCorp
3.591% due 07/22/28 (Ê)	595	589	2.950% due 02/01/22	465	468
3.971% due 07/22/38 (Ê)	255	259	3.350% due 07/01/25	372	375
Series F			Packaging Corp. of America
3.875% due 04/29/24	600	616	2.450% due 12/15/20	595	592
Series GMTN			Partners HealthCare System, Inc
5.500% due 07/24/20	270	288	Series 2017
3.125% due 01/23/23	514	512	3.765% due 07/01/48	125	122
3.750% due 02/25/23	890	911	PECO Energy Co.
3.772% due 01/24/29 (Ê)	980	985	1.700% due 09/15/21	615	594
MPLX LP			PepsiCo, Inc.
4.125% due 03/01/27	365	371	2.750% due 03/01/23	406	403
5.200% due 03/01/47	106	117	3.000% due 10/15/27	1,065	1,040
Mutual of Omaha Insurance Co.			Pepsi-Cola Metropolitan Bottling Co. ,
4.297% due 07/15/54 (Ê)(Þ)	635	632	Inc.
Mylan NV			Series B
3.950% due 06/15/26	630	626	7.000% due 03/01/29	278	369
National Rural Utilities Cooperative			Pfizer, Inc.
Finance Corp.			1.700% due 12/15/19	415	410
3.400% due 02/07/28	126	126	4.125% due 12/15/46	295	315
NBCUniversal Media LLC			Philip Morris International, Inc.
4.375% due 04/01/21	379	399	1.625% due 02/21/19	675	671
New England Power Co.			2.375% due 08/17/22	964	939
3.800% due 12/05/47 (Þ)	97	97	6.375% due 05/16/38	220	292
New York and Presbyterian Hospital			Pinnacle West Capital Corp.
(The)			2.250% due 11/30/20	248	246
4.763% due 08/01/16	132	138	Pitney Bowes, Inc.
New York Life Global Funding			4.125% due 05/15/22	441	423
1.950% due 09/28/20 (Þ)	1,302	1,283	Plains All American Pipeline, LP / PAA
Newell Brands, Inc.			Finance Corp.
5.000% due 11/15/23	1,125	1,179	2.600% due 12/15/19	404	401
5.500% due 04/01/46	560	643	4.500% due 12/15/26	184	189

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 243

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.900% due 02/15/45	220	218	Series C
PNC Bank NA			3.600% due 02/01/45	295	287
Series BKNT			Southern Co. (The)
2.550% due 12/09/21	434	429	2.150% due 09/01/19	980	973
Praxair, Inc.			2.350% due 07/01/21	455	446
3.200% due 01/30/26	910	915	3.250% due 07/01/26	805	776
Precision Castparts Corp.			Southern Natural Gas Co. LLC /
2.500% due 01/15/23	417	410	Southern Natural Issuing Corp.
Procter & Gamble Co. (The)			4.400% due 06/15/21	440	458
1.850% due 02/02/21	417	409	Southwest Airlines Co.
Progress Energy, Inc.			2.650% due 11/05/20	550	549
7.050% due 03/15/19	118	124	Stanford Health Care
7.750% due 03/01/31	462	634	Series 2018
PSEG Power LLC			3.795% due 11/15/48	137	138
8.625% due 04/15/31	212	279	Sunoco Logistics Partners Operations,
Public Service Co. of Oklahoma			LP
Series G			6.850% due 02/15/40	270	305
6.625% due 11/15/37	300	400	5.400% due 10/01/47	480	491
QUALCOMM, Inc.			Sysco Corp.
2.600% due 01/30/23	755	729	2.500% due 07/15/21	415	411
QVC, Inc.			Tennessee Gas Pipeline Co. LLC
4.850% due 04/01/24	386	403	8.375% due 06/15/32	410	532
Reliance Holding USA, Inc.			Teva Pharmaceutical Finance Co. LLC
4.500% due 10/19/20 (Þ)	291	302	6.150% due 02/01/36	292	292
Reynolds American, Inc.			Thermo Fisher Scientific, Inc.
6.875% due 05/01/20	205	223	2.400% due 02/01/19	280	280
4.450% due 06/12/25	1,344	1,407	2.950% due 09/19/26	426	407
8.125% due 05/01/40	465	679	Time Warner Cable LLC
6.150% due 09/15/43	375	469	7.300% due 07/01/38	353	442
Roche Holdings, Inc.			Time Warner Entertainment Co. , LP
2.875% due 09/29/21 (Þ)	302	303	8.375% due 03/15/23	313	377
Series REGS			Time Warner, Inc.
2.875% due 09/29/21	101	101	4.875% due 03/15/20	305	319
Rohm & Haas Co.			4.750% due 03/29/21	1,075	1,134
7.850% due 07/15/29	276	376	TJX Cos. , Inc. (The)
Roper Technologies, Inc.			2.750% due 06/15/21	461	463
2.800% due 12/15/21	240	238	Toyota Motor Credit Corp.
Sabine Pass Liquefaction LLC			1.400% due 05/20/19	308	305
6.250% due 03/15/22	465	513	1.550% due 10/18/19	714	705
5.000% due 03/15/27	400	425	Series GMTN
Santander Holdings USA, Inc.			2.800% due 07/13/22	375	374
2.700% due 05/24/19	409	409	TTX Co.
Select Income REIT			2.250% due 02/01/19 (Þ)	323	323
4.250% due 05/15/24	460	451	Unilever Capital Corp.
Sempra Energy			1.800% due 05/05/20	425	419
9.800% due 02/15/19	278	299	1.375% due 07/28/21	429	411
1.625% due 10/07/19	417	411	Union Pacific Corp.
2.900% due 02/01/23	294	291	3.600% due 09/15/37	458	463
3.550% due 06/15/24	315	318	United Parcel Service, Inc.
3.400% due 02/01/28	165	162	2.800% due 11/15/24	1,105	1,086
6.000% due 10/15/39	292	372	3.750% due 11/15/47	233	235
Sherwin-Williams Co.			United Technologies Corp.
2.250% due 05/15/20	905	897	1.950% due 11/01/21	425	412
2.750% due 06/01/22	579	570	3.125% due 05/04/27	620	605
Sierra Pacific Power Co.			UnitedHealth Group, Inc.
2.600% due 05/01/26	433	411	2.700% due 07/15/20	407	409
Simon Property Group, LP			1.950% due 10/15/20	855	842
2.750% due 06/01/23	1,114	1,096	3.875% due 10/15/20	100	103
3.375% due 12/01/27	1,109	1,089	Universal Health Services, Inc.
South Carolina Electric & Gas Co.			4.750% due 08/01/22 (Þ)	390	399
5.100% due 06/01/65	162	179	US Bancorp
Southern California Edison Co.			2.200% due 04/25/19	720	720
			2.950% due 07/15/22	570	569

See accompanying notes which are an integral part of this quarterly report.

244 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
US Bank NA			1.800% due 09/20/19 (Þ)	311	307
Series BKNT			2.650% due 01/19/21 (Þ)	970	965
2.125% due 10/28/19	411	409	Abu Dhabi Crude Oil Pipeline LLC
USF&G Capital III			4.600% due 11/02/47 (Þ)	111	112
8.312% due 07/01/46 (Þ)	445	641	Abu Dhabi Government International
Valero Energy Corp.			Bond
6.625% due 06/15/37	147	194	4.125% due 10/11/47 (Þ)	450	439
Verizon Communications, Inc.			Actavis Funding SCS
1.750% due 08/15/21	425	410	3.000% due 03/12/20 (Þ)	404	405
5.150% due 09/15/23	190	209	ACWA Power Management and
3.376% due 02/15/25	612	607	Investments One, Ltd.
5.250% due 03/16/37	273	302	5.950% due 12/15/39 (Þ)	380	402
4.672% due 03/15/55	1,915	1,875	AerCap Ireland Capital DAC / AerCap
			Global Aviation Trust
Series WI			3.300% due 01/23/23	451	446
4.272% due 01/15/36	1,764	1,751	Series WI
Viacom, Inc.			4.500% due 05/15/21	1,247	1,296
4.375% due 03/15/43	38	35	Agrium, Inc.
Virginia Electric & Power Co.			7.125% due 05/23/36	228	304
Series B
2.950% due 11/15/26	695	673	AIA Group, Ltd.
			2.250% due 03/11/19 (Þ)	207	205
Series C
4.000% due 11/15/46	845	881	Air Liquide Finance SA
Volkswagen Group of America Finance			1.750% due 09/27/21 (Þ)	389	375
LLC			Alibaba Group Holding, Ltd.
2.450% due 11/20/19 (Þ)	460	458	2.500% due 11/28/19	410	409
Vulcan Materials Co.			4.200% due 12/06/47	222	223
4.500% due 06/15/47	147	149	Alimentation Couche-Tard, Inc.
Wachovia Capital Trust II			3.550% due 07/26/27 (Þ)	411	402
2.222% due 01/15/27 (Ê)	615	580	America Movil SAB de CV
Walgreens Boots Alliance, Inc.			5.000% due 03/30/20	710	743
2.700% due 11/18/19	319	320	Asian Development Bank
Walt Disney Co. (The)			Series GMTN
Series MTNB			2.750% due 01/19/28	150	148
7.000% due 03/01/32	307	419	AstraZeneca PLC
Washington Prime Group, LP			1.950% due 09/18/19	412	409
5.950% due 08/15/24	392	398	2.375% due 11/16/20	840	837
Wells Fargo & Co.			2.375% due 06/12/22	520	508
2.125% due 04/22/19	1,165	1,162	Athene Holding, Ltd.
4.600% due 04/01/21	377	397	4.125% due 01/12/28	985	974
3.069% due 01/24/23	1,240	1,241	Banco de Bogota SA
4.650% due 11/04/44	285	308	4.375% due 08/03/27 (Þ)	277	277
4.750% due 12/07/46	81	89	Series REGS
Series GMTN			4.375% due 08/03/27	125	125
4.900% due 11/17/45	226	254	Banco Del Estado De Chile
Wells Fargo Bank NA			2.668% due 01/08/21 (Þ)	483	484
1.750% due 05/24/19	305	303	Banco Inbursa SA
Wesleyan University			Series REGS
4.781% due 07/01/16	213	218	4.375% due 04/11/27	127	127
			Banco Inbursa SA Institucion de Banca
Williams Partners, LP			Multiple
3.600% due 03/15/22	205	208	4.375% due 04/11/27 (Þ)	279	278
4.300% due 03/04/24	220	229	Bancolombia SA
3.750% due 06/15/27	670	668	5.950% due 06/03/21	1,062	1,150
6.300% due 04/15/40	416	514	Banistmo SA
5.800% due 11/15/43	480	569	3.650% due 09/19/22 (Þ)	300	297
5.100% due 09/15/45	220	243	Series REGS
Wyndham Worldwide Corp.			3.650% due 09/19/22	115	114
4.150% due 04/01/24	270	271	Bank of Montreal
Xerox Corp.			1.500% due 07/18/19	417	411
4.070% due 03/17/22	304	309	2.100% due 12/12/19	410	407
		261,209	1.900% due 08/27/21	455	441
International Debt - 8.5%			Bank of Nova Scotia (The)
ABN AMRO Bank NV			1.650% due 06/14/19	415	411

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 245

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			1.691% due 10/30/19 (Þ)	282	278
2.500% due 01/08/21	1,153	1,144	Series REGS
2.450% due 09/19/22	405	395	1.691% due 10/30/19	135	133
Bank of Tokyo-Mitsubishi UFJ, Ltd.			Deutsche Bank AG
(The)			2.950% due 08/20/20	329	328
2.350% due 09/08/19 (Þ)	307	306	Deutsche Telekom International Finance
Barclays PLC			BV
3.684% due 01/10/23	424	427	6.000% due 07/08/19	262	275
4.337% due 01/10/28	450	459	2.225% due 01/17/20 (Þ)	240	238
4.836% due 05/09/28	1,070	1,099	DP World, Ltd.
BAT International Finance PLC			6.850% due 07/02/37 (Þ)	100	125
2.750% due 06/15/20 (Þ)	409	408	Dryden 34 Senior Loan Fund
BBVA Bancomer SA			Series 2017-34A Class AR
6.750% due 09/30/22 (Þ)	915	1,021	2.882% due 10/15/26 (Ê)(Þ)	1,480	1,486
BNP Paribas SA			Dryden 37 Senior Loan Fund
3.375% due 01/09/25 (Þ)	520	514	Series 2017-37A Class AR
3.500% due 11/16/27 (Þ)	361	355	2.820% due 01/15/31 (Å)(Ê)	1,300	1,300
BOC Aviation, Ltd.			Dryden 50 Senior Loan Fund
3.000% due 03/30/20 (Þ)	306	305	Series 2017-50A Class A1
BP Capital Markets PLC			2.940% due 07/15/30 (Ê)(Þ)	1,475	1,480
1.768% due 09/19/19	790	782	Empresa Electrica Angamos SA
3.216% due 11/28/23	780	788	4.875% due 05/25/29 (Þ)	274	276
Braskem Netherlands Finance BV			Series REGS
3.500% due 01/10/23 (Þ)	670	663	4.875% due 05/25/29	127	128
4.500% due 01/10/28 (Þ)	420	425	Enbridge, Inc.
Brookfield Finance LLC			3.700% due 07/15/27	412	406
4.000% due 04/01/24	390	400	Enel Finance International NV
Brookfield Finance, Inc.			3.500% due 04/06/28 (Þ)	313	301
4.250% due 06/02/26	262	266	Series REGS
Canadian Imperial Bank of Commerce			3.500% due 04/06/28	111	107
Series BKNT			European Investment Bank
2.100% due 10/05/20	414	409	2.375% due 05/24/27	210	201
Canadian Natural Resources, Ltd.			Fortis, Inc.
6.450% due 06/30/33	56	68	Series WI
Series GMTN			3.055% due 10/04/26	658	622
4.950% due 06/01/47	595	654	GE Capital International Funding Co.
			Unlimited Co
Canadian Pacific Railway Co.			2.342% due 11/15/20	415	409
4.800% due 09/15/35	260	294
CBQ Finance, Ltd.			3.373% due 11/15/25	1,050	1,032
7.500% due 11/18/19 (Þ)	373	397	Grupo Bimbo SAB de CV
CDP Financial, Inc.			4.875% due 06/27/44 (Þ)	280	285
5.600% due 11/25/39 (Þ)	545	706	HSBC Bank PLC
Cenovus Energy, Inc.			7.650% due 05/01/25	385	468
4.250% due 04/15/27	1,215	1,206	Series 1M
6.750% due 11/15/39	335	404	2.125% due 06/29/49 (Ê)	840	774
			HSBC Holdings PLC
Centrica PLC			3.262% due 03/13/23 (Ê)	1,822	1,827
4.000% due 10/16/23 (Þ)	274	278
Series REGS			3.033% due 11/22/23 (Ê)	346	342
4.000% due 10/16/23	122	124	4.041% due 03/13/28 (Ê)	460	471
CK Hutchison International (17) (II),			Industrial and Commercial Bank of
Ltd.			China, Ltd.
2.250% due 09/29/20 (Þ)	292	286	2.452% due 10/20/21	439	427
Colombia Government International			ING Bank NV
Bond			5.800% due 09/25/23 (Þ)	925	1,023
3.875% due 04/25/27	257	259	Intesa Sanpaolo SpA
Corp. Andina de Fomento			3.375% due 01/12/23 (Þ)	330	327
2.750% due 01/06/23	1,215	1,196	3.875% due 01/12/28 (Þ)	570	558
Credit Agricole SA			Inversiones CMPC SA
3.250% due 10/04/24 (Þ)	1,412	1,388	4.500% due 04/25/22 (Þ)	267	279
4.000% due 01/10/33 (Ê)(Þ)	1,315	1,300	Itau CorpBanca SA
Credit Suisse Group AG			3.875% due 09/22/19 (Þ)	271	275
3.869% due 01/12/29 (Ê)(Þ)	1,125	1,118	Series REGS
Danone SA			3.875% due 09/22/19	125	127

See accompanying notes which are an integral part of this quarterly report.

246 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kaupthing Bank HF			2.125% due 05/04/22	220	214
7.625% due 02/28/20 (Å)(Š)	1,210	—	Province of Quebec
5.750% due 10/04/20 (Å)(Š)	100	—	2.500% due 04/20/26	390	375
KfW			PT Pertamina (Persero)
1.625% due 05/29/20	640	630	4.300% due 05/20/23 (Þ)	560	580
2.375% due 12/29/22	200	197	Reckitt Benckiser Treasury Services PLC
KOC Holding AS			2.375% due 06/24/22 (Þ)	1,300	1,258
3.500% due 04/24/20 (Þ)	277	277	Republic of Chile Government
Series REGS			International Bond
3.500% due 04/24/20	200	200	3.860% due 06/21/47	65	65
Kookmin Bank			Royal Bank of Canada
1.625% due 08/01/19 (Þ)	230	226	2.150% due 10/26/20	212	209
Korea Southern Power Co. , Ltd.			Series GMTN
3.000% due 01/29/21 (Þ)	200	200	2.125% due 03/02/20	835	828
Lloyds Banking Group PLC			2.150% due 03/06/20	411	408
2.907% due 11/07/23 (Ê)	890	870	Royal Bank of Scotland Group PLC
Lloyds TSB Bank PLC			3.498% due 05/15/23 (Ê)	700	698
6.500% due 09/14/20 (Þ)	273	297	3.875% due 09/12/23	1,350	1,361
Lukoil International Finance BV			Sanofi
6.125% due 11/09/20 (Þ)	690	738	4.000% due 03/29/21	392	408
4.563% due 04/24/23 (Þ)	308	317	Santander UK Group Holdings PLC
LyondellBasell Industries NV			2.875% due 10/16/20	408	407
5.000% due 04/15/19	212	217	Schlumberger Investment SA
Marks And Spencer PLC			3.650% due 12/01/23	510	528
7.125% due 12/01/37 (Þ)	257	302	Shell International Finance BV
Mexichem SAB de CV			2.125% due 05/11/20	340	337
5.500% due 01/15/48 (Þ)	104	101	2.250% due 11/10/20	411	408
Mexico Generadora de Energia S de rl			Shinhan Bank Co. , Ltd.
5.500% due 12/06/32 (Þ)	237	251	2.250% due 04/15/20 (Þ)	287	282
Series REGS			Shire Acquisitions Investments Ireland
5.500% due 12/06/32	142	150	DAC
Mexico Government International Bond			1.900% due 09/23/19	1,055	1,041
4.150% due 03/28/27	930	952	2.400% due 09/23/21	1,170	1,142
4.600% due 02/10/48	260	255	Siemens Financieringsmaatschappij NV
Mitsubishi UFJ Trust & Banking Corp.			2.150% due 05/27/20 (Þ)	309	307
2.450% due 10/16/19 (Þ)	307	306	Series REGS
Mizuho Bank, Ltd.			2.150% due 05/27/20	104	103
2.450% due 04/16/19 (Þ)	408	408	Sociedad Quimica y Minera de Chile SA
Mondelez International Holdings			5.500% due 04/21/20 (Þ)	382	404
Netherlands BV			State of Israel Government International
1.625% due 10/28/19 (Þ)	872	859	Bond
Myriad International Holdings BV			4.125% due 01/17/48	200	200
6.000% due 07/18/20 (Þ)	257	274	Sumitomo Mitsui Banking Corp.
Series REGS			2.092% due 10/18/19	303	301
6.000% due 07/18/20	118	126	2.514% due 01/17/20	254	253
National Bank of Canada			Sumitomo Mitsui Financial Group, Inc.
2.150% due 06/12/20	414	409	3.102% due 01/17/23	842	837
Nexen Energy ULC			Symphony CLO XVII, Ltd.
6.400% due 05/15/37	286	363	Series 2016-17A Class A1
NOVA Chemicals Corp.			2.380% due 04/15/28 (Ê)(Þ)	1,500	1,503
5.250% due 06/01/27 (Þ)	475	474	Syngenta Finance NV
NXP BV / NXP Funding LLC			3.125% due 03/28/22	330	318
4.625% due 06/15/22 (Þ)	480	500	Telefonica Emisiones SAU
Orange SA			5.134% due 04/27/20	381	402
2.750% due 02/06/19	304	305	Tencent Holdings, Ltd.
Petroleos Mexicanos			3.375% due 05/02/19 (Þ)	275	278
5.500% due 01/21/21	702	744	2.875% due 02/11/20 (Þ)	396	397
5.375% due 03/13/22 (Þ)	970	1,027	2.985% due 01/19/23 (Þ)	251	248
5.625% due 01/23/46	805	740	3.800% due 02/11/25 (Þ)	93	95
Province of Alberta Canada Revenue			3.595% due 01/19/28 (Þ)	785	772
Bond			Teva Pharmaceutical Finance
2.200% due 07/26/22	320	311	Netherlands III BV
Province of Manitoba			2.800% due 07/21/23	644	570

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 247

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.150% due 10/01/26	700	584	3.688% due 02/15/61	190	195
Toronto-Dominion Bank (The)			Bank of America Mortgage Securities,
2.250% due 11/05/19	410	408	Inc.
1.950% due 04/02/20 (Þ)	317	313	Series 2004-B Class 2A2
2.125% due 04/07/21	605	594	3.620% due 03/25/34 (~)(Ê)	243	245
			Barclays Commercial Mortgage
Total Capital International SA			Securities LLC
2.750% due 06/19/21	406	407	Series 2017-GLKS Class D

Total Capital SA			3.001% due 11/15/34 (Ê)(Þ)	1,747	1,748
4.250% due 12/15/21	380	401
Trust F/1401			Bayview Commercial Asset Trust
			Series 2007-2A Class A1
5.250% due 01/30/26 (Þ)	263	276	1.507% due 07/25/37 (Ê)(Þ)	1,738	1,659
Series REGS			BCAP LLC Trust
5.250% due 01/30/26	111	117	Series 2011-R11 Class 15A1
UBS AG			3.400% due 10/26/33 (~)(Å)(Ê)	646	655
2.450% due 12/01/20 (Þ)	904	896	Bear Stearns Adjustable Rate Mortgage
UBS Group Funding Switzerland AG			Trust
2.950% due 09/24/20 (Þ)	480	481	Series 2005-2 Class A1
3.491% due 05/23/23 (Þ)	410	412	2.920% due 03/25/35 (Ê)	347	351
Uruguay Government International Bond			Series 2005-5 Class A1
5.100% due 06/18/50	230	250	3.280% due 08/25/35 (Ê)	903	920
Vale Overseas, Ltd.			Bear Stearns Alternative-A Trust
5.875% due 06/10/21	313	340	Series 2005-4 Class 24A1
4.375% due 01/11/22	672	697	3.631% due 05/25/35 (~)(Ê)	488	504
6.250% due 08/10/26	430	499	Benchmark Mortgage Trust
8.250% due 01/17/34	161	217	Series 2018-B1 Class A5
6.875% due 11/21/36	380	478	3.666% due 01/15/51	242	248
Validus Holdings, Ltd.			BXP Trust
8.875% due 01/26/40	871	1,366	Series 2017-GM Class A
Vodafone Group PLC			3.379% due 06/13/39 (Þ)	559	557
5.450% due 06/10/19	788	818	Citigroup Commercial Mortgage Trust
7.875% due 02/15/30	450	601	Series 2013-GC17 Class A4
6.250% due 11/30/32	345	414	4.131% due 11/10/46	139	146
6.150% due 02/27/37	215	266	Series 2014-GC19 Class A4
Voya CLO, Ltd.			4.023% due 03/10/47	825	863
3.195% due 10/20/27 (Ê)(Þ)	1,000	1,004	Series 2014-GC25 Class AAB
Series 2017-2A Class A1R			3.371% due 10/10/47	1,015	1,025
2.981% due 04/17/30 (Å)(Ê)	1,670	1,681	Series 2016-C1 Class A4
Westpac Banking Corp.			3.209% due 05/10/49	265	263
1.600% due 08/19/19	415	410	Series 2016-P6 Class A5
Woori Bank			3.720% due 12/10/49 (~)(Ê)	172	177
5.875% due 04/13/21 (Þ)	277	298	Citigroup Mortgage Loan Trust, Inc.
			Series 2005-2 Class 1A2A
		95,374	3.131% due 05/25/35 (~)(Ê)	589	602
Mortgage-Backed Securities - 24.6%			Series 2015-2 Class 5A1
225 Liberty Street Trust			0.444% due 03/25/47 (Ê)(Þ)	429	421
Series 2016-225L Class A			Commercial Mortgage Trust
3.597% due 02/10/36 (Þ)	235	238	Series 2013-CR7 Class A4
A10 Securitization LLC			3.213% due 03/10/46	117	118
Series 2017-AA Class B1			Series 2013-CR8 Class A5
0.010% due 05/15/36 (Þ)	1,110	1,088	3.612% due 06/10/46 (~)(Ê)	33	34
Banc of America Merrill Lynch
Commercial Mortgage Securities Trust			Series 2013-CR9 Class A4
Series 2012-PARK Class A			4.375% due 07/10/45 (~)(Ê)	170	180
2.959% due 12/10/30 (Þ)	340	339	Series 2013-CR11 Class A3
Banc of America Mortgage Trust			3.983% due 10/10/46	353	369
Series 2004-D Class 2A2			Series 2013-CR12 Class A3
3.258% due 05/25/34 (~)(Ê)	201	203	3.765% due 10/10/46	334	345
Series 2006-B Class 1A1			Series 2013-CR12 Class A4
2.747% due 10/20/46 (~)(Ê)	34	22	4.046% due 10/10/46	965	1,010
BANK Commercial Mortgage Pass-			Series 2013-LC6 Class A4
Through Certificates			2.941% due 01/10/46	208	207
Series 2017-BNK9 Class A4			Series 2014-CR16 Class A4
3.538% due 11/15/54	73	74	4.051% due 04/10/47	166	174
Series 2018-BN10 Class A5			Series 2015-3BP Class A

See accompanying notes which are an integral part of this quarterly report.

248 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.178% due 02/10/35 (Þ)	5	5	5.000% due 2033	150	162
Series 2016-787S Class A			5.500% due 2033	172	187
3.545% due 02/10/36 (Þ)	235	235	3.500% due 2034	395	403
Credit Suisse First Boston Mortgage			4.500% due 2034	15	16
Securities Corp.			5.000% due 2034	76	83
Series 2003-27 Class 4A4			5.500% due 2034	491	541
5.750% due 11/25/33	34	35	6.000% due 2034	71	81
CSAIL Commercial Mortgage Trust			4.500% due 2035	630	671
Series 2015-C2 Class XA
Interest Only STRIP			5.000% due 2035	173	187
0.890% due 06/15/57 (~)(Ê)	9,627	422	5.500% due 2035	20	22
Series 2016-C7 Class A5			6.000% due 2035	235	266
3.502% due 11/15/49	208	210	5.500% due 2036	511	562
DBJPM Mortgage Trust			6.500% due 2036	4	4
Series 2016-C1 Class A4			5.000% due 2037	77	83
3.276% due 05/10/49	284	283	5.500% due 2037	214	236
Depositor LLC Trust			6.000% due 2037	74	83
Series 2012-7WTC Class A			6.500% due 2037	29	32
4.082% due 03/13/31 (Þ)	28	28	5.000% due 2038	130	139
Deutsche Mortgage Securities, Inc. Re-			5.500% due 2038	993	1,093
REMIC Trust			4.500% due 2039	425	451
Series 2007-WM1 Class A1			5.000% due 2039	1	1
4.078% due 06/27/37 (~)(Ê)(Þ)	714	725
Fannie Mae			6.000% due 2039	65	73
5.000% due 2019	7	7	4.000% due 2040	258	270
6.500% due 2019	3	3	4.500% due 2040	525	558
3.540% due 2020	403	413	5.500% due 2040	887	979
5.000% due 2020	14	14	3.500% due 2041	219	222
5.500% due 2020	76	77	4.000% due 2041	692	721
6.500% due 2020	2	2	4.500% due 2041	224	238
3.881% due 2021	729	756	5.000% due 2041	485	521
5.500% due 2021	8	8	5.500% due 2041	19	21
4.500% due 2023	84	89	3.000% due 2042	1,217	1,199
5.000% due 2023	367	390	3.500% due 2042	822	835
3.500% due 2025	69	71	4.000% due 2042	300	312
4.000% due 2025	142	146	4.500% due 2042	144	154
4.500% due 2025	12	12	3.000% due 2043	3,582	3,530
3.500% due 2026	344	353	3.500% due 2043	4,156	4,220
2.500% due 2027	23	23	4.000% due 2043	1,168	1,212
3.000% due 2027	575	579	4.500% due 2043	146	154
3.500% due 2027	52	53	4.000% due 2044	580	601
4.000% due 2027	215	222	4.500% due 2044	99	105
2.500% due 2028	1,442	1,429	3.000% due 2045	672	662
3.000% due 2028	209	211	3.500% due 2045	2,602	2,632
3.000% due 2029	317	319	4.000% due 2045	1,822	1,894
6.000% due 2029	192	214	4.500% due 2045	65	68
2.500% due 2030	269	266	3.000% due 2046	2,263	2,221
3.000% due 2030	224	226	3.500% due 2046	3,102	3,138
3.500% due 2030	343	353	4.000% due 2046	3,513	3,650
4.500% due 2030	38	40	4.500% due 2046	852	912
5.500% due 2030	349	379	3.000% due 2047	1,078	1,059
2.500% due 2031	579	571	3.500% due 2047	14,219	14,381
2.600% due 2031	330	304	4.000% due 2047	14,448	14,968
3.000% due 2031	174	175	4.500% due 2047	610	643
5.000% due 2031	65	69	3.500% due 2048	6,975	7,049
2.500% due 2032	619	610	15 Year TBA(Ï)
3.000% due 2032	577	580	3.000%	350	352
3.500% due 2032	32	32	3.500%	735	752
4.000% due 2032	43	45	30 Year TBA(Ï)
			3.000%	6,140	6,017
4.500% due 2032	34	36	3.500%	8,755	8,837
3.000% due 2033	444	443	4.000%	7,200	7,436
4.500% due 2033	37	39

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 249

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500%	3,555	3,747	6.500% due 2029	5	5
Fannie Mae Connecticut Avenue			3.500% due 2030	353	363
Securities			2.500% due 2031	397	391
Series 2014-C04 Class 1M2			2.500% due 2032	368	362
5.346% due 11/25/24 (Ê)	1,480	1,695	3.000% due 2032	269	270
Series 2016-C06 Class 1M1			3.500% due 2032	156	160
2.538% due 04/25/29 (Ê)	1,688	1,705	5.500% due 2032	93	103
Fannie Mae Grantor Trust			6.000% due 2032	14	16
Series 2002-T5 Class A1
0.410% due 05/25/32 (Ê)	142	142	7.500% due 2032	10	12
Fannie Mae REMIC Trust			5.500% due 2033	39	42
Series 2004-W12 Class 1A1			5.000% due 2034	265	286
6.000% due 07/25/44	296	331	5.500% due 2034	38	42
Series 2004-W12 Class 1A3			5.500% due 2035	59	64
7.000% due 07/25/44	733	838	5.500% due 2036	54	59
Fannie Mae REMICS			6.000% due 2036	23	25
Series 1999-56 Class Z			5.000% due 2037	38	41
7.000% due 12/18/29	51	56	5.500% due 2037	6	7
Series 2005-117 Class LC			6.000% due 2037	43	48
5.500% due 11/25/35	266	278	5.000% due 2038	2	2
Series 2009-96 Class DB			5.500% due 2038	38	42
4.000% due 11/25/29	483	500	6.000% due 2038	48	54
Series 2013-101 Class A			4.500% due 2039	138	145
3.000% due 09/25/30	119	120	5.500% due 2039	11	12
Series 2016-54 Class GA			4.000% due 2040	1,249	1,307
2.500% due 11/25/45	617	601	4.500% due 2040	65	68
Series 2017-6 Class PA			5.000% due 2040	13	14
3.500% due 06/25/46	2,350	2,370	5.500% due 2040	7	7
Series 2017-41 Class MD
4.000% due 05/25/53	384	398	4.000% due 2041	79	82
Series 2017-71 Class AB			4.500% due 2041	384	406
3.000% due 08/25/44	618	615	5.000% due 2041	90	97
Series 2017-91 Class PC			5.500% due 2041	334	369
3.000% due 06/25/45	179	178	3.000% due 2042	375	370
Series 2018-3 Class PA			3.500% due 2042	469	476
3.000% due 04/25/46	874	878	4.000% due 2042	419	437
Fannie Mae Whole Loan			3.000% due 2043	1,635	1,611
Series 2003-W5 Class A			3.500% due 2043	3,211	3,265
0.390% due 04/25/33 (Ê)	25	24	4.000% due 2043	145	150
Federal Home Loan Mortgage Corp.			4.500% due 2043	328	350
Multifamily Structured Pass-Through			3.500% due 2044	189	192
Certificates			4.000% due 2044	1,111	1,159
Series 2014-K040 Class A2			4.500% due 2044	209	220
3.241% due 09/25/24	1,766	1,800	3.000% due 2045	333	327
Federal Housing Authority Trust			3.500% due 2045	1,321	1,340
7.430% due 06/27/21 (Š)	14	14	4.000% due 2045	2,429	2,526
Flagstar Mortgage Trust			4.500% due 2045	128	135
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ)	1,538	1,547	3.000% due 2046	3,209	3,148
Freddie Mac			3.500% due 2046	1,250	1,264
4.500% due 2019	4	4	4.000% due 2046	1,557	1,622
5.000% due 2019	9	9	4.500% due 2046	156	164
6.000% due 2022	2	2	3.000% due 2047	2,225	2,185
4.000% due 2024	54	56	3.500% due 2047	873	884
5.500% due 2024	28	29	4.000% due 2047	9,256	9,580
6.500% due 2025	2	2	4.500% due 2047	45	47
3.000% due 2026	77	77	15 Year TBA(Ï)
4.000% due 2026	102	106	3.000%	335	337
5.000% due 2027	1	1	3.500%	40	41
6.500% due 2027	—	—	30 Year TBA(Ï)
5.000% due 2028	132	141	3.000%	3,175	3,112
6.000% due 2028	97	108	3.500%	6,015	6,074
6.500% due 2028	7	8	4.000%	1,670	1,725

See accompanying notes which are an integral part of this quarterly report.

250 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500%	50	53	3.838% due 12/25/27 (Ê)	670	685
Freddie Mac Multifamily Structured Pass			Ginnie Mae
Through Certificates			Series 2004-93 Class PC
Series 2017-K070 Class A2			5.000% due 04/16/34	200	202
3.303% due 11/25/27 (~)(Ê)	86	87	Ginnie Mae I
Freddie Mac Multifamily Structured			10.500% due 2020	—	—
Pass-Through Certificates			9.000% due 2025	5	5
Series 2013-K024 Class A2			7.000% due 2031	18	20
2.573% due 09/25/22	1,850	1,838	7.000% due 2033	1	1
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê)	1,760	1,805	3.000% due 2042	63	62
Series 2015-K045 Class A2			3.000% due 2043	159	158
3.023% due 01/25/25	1,240	1,247	3.500% due 2043	53	55
Series 2015-K046 Class A2			Ginnie Mae II
3.205% due 03/25/25	480	488	7.500% due 2032	1	1
Series 2015-K047 Class A2			5.500% due 2039	76	81
3.329% due 05/25/25 (~)(Ê)	930	953	4.000% due 2040	30	32
Series 2015-K048 Class A2			4.000% due 2041	187	197
3.284% due 06/25/25 (~)(Ê)	1,570	1,604	4.500% due 2041	604	638
Series 2015-K049 Class A2			5.500% due 2041	10	11
3.010% due 08/25/25	1,800	1,805	3.000% due 2042	141	141
Series 2015-K051 Class A2			3.500% due 2042	429	439
3.308% due 09/25/25	1,040	1,063	4.000% due 2042	582	612
Series 2016-K053 Class A2			4.500% due 2042	284	300
2.995% due 12/25/25	1,745	1,745	3.000% due 2043	274	273
Series 2016-K056 Class A2			3.500% due 2043	915	936
2.525% due 05/25/26	1,620	1,561	4.000% due 2043	206	215
Series 2016-K057 Class A2			4.000% due 2044	539	563
2.570% due 07/25/26	1,030	995	3.000% due 2045	726	719
Series 2017-K065 Class A2			3.500% due 2045	1,076	1,097
3.243% due 04/25/27	261	264	4.000% due 2045	218	228
Series 2017-K068 Class A2			3.000% due 2046	1,910	1,894
3.244% due 08/25/27	160	162	3.500% due 2046	1,153	1,175
Series 2017-K069 Class A2			3.000% due 2047	2,156	2,138
3.187% due 09/25/27 (~)(Ê)	263	265
Series 2017-K071 Class A2			3.500% due 2047	2,337	2,381
3.286% due 11/25/50	1,255	1,271	4.000% due 2047	1,389	1,446
Series 2017-K726 Class A2			3.500% due 2048	160	163
2.905% due 04/25/24	448	449	30 Year TBA(Ï)
Series 2017-K728 Class A2			3.000%	3,000	2,971
3.064% due 08/25/24 (~)(Ê)	423	427	3.500%	1,635	1,664
Freddie Mac Reference REMIC			4.000%	2,900	3,001
Series 2006-R006 Class ZA			4.500%	810	846
6.000% due 04/15/36	713	782	Grace Mortgage Trust
Freddie Mac REMICS			Series 2014-GRCE Class A
Series 2006-3123 Class HT			3.369% due 06/10/28 (Þ)	456	463
5.000% due 03/15/26	284	299	GS Mortgage Securities Corp. II
Series 2006-R007 Class ZA			Series 2013-GC16 Class A4
6.000% due 05/15/36	423	465	4.271% due 11/10/46	10	11
Series 2010-3632 Class PK			Series 2015-GC30 Class A4
5.000% due 02/15/40	266	285	3.382% due 05/10/50	72	73
Series 2010-3653 Class B			GS Mortgage Securities Trust
4.500% due 04/15/30	670	710	Series 2012-SHOP Class A
Series 2011-3830 Class DZ			2.933% due 06/05/31 (Þ)	553	557
4.000% due 12/15/30	274	286	Series 2013-GC12 Class A4
Series 2012-3989 Class BW			3.135% due 06/10/46	70	70
3.500% due 01/15/27	3,180	3,267	Series 2014-GC18 Class A3
Series 2012-4019 Class JD			3.801% due 01/10/47	447	462
3.000% due 05/15/41	291	291	Series 2016-GS2 Class A4
Freddie Mac Structured Agency Credit			3.050% due 05/10/49	1,446	1,420
Risk Debt Notes			Series 2016-GS4 Class A4
Series 2015-DN1 Class M3			3.442% due 11/10/49 (~)(Ê)	85	86
4.331% due 01/25/25 (Ê)	1,502	1,622	HarborView Mortgage Loan Trust
Series 2015-DNA2 Class M2			Series 2004-4 Class 3A

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 251

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.281% due 06/19/34 (Ê)	45	43	Series 2017-237P Class XA
Hilton USA Trust			Interest Only STRIP
Series 2016-HHV Class D			0.467% due 09/13/39 (~)(Ê)(Þ)	10,103	307
4.194% due 11/05/38 (~)(Ê)(Þ)	2,271	2,209	Series 2017-237P Class XB
Series 2016-SFP Class A			Interest Only STRIP
2.828% due 11/05/35 (Þ)	261	255	0.175% due 09/13/39 (~)(Ê)(Þ)	6,248	50
Hyatt Hotel Portfolio Trust			MSCG Trust
Series 2017-HYT2 Class C			Series 2015-ALDR Class A2
2.616% due 08/09/20 (Ê)(Þ)	1,061	1,059	3.577% due 06/07/35 (~)(Ê)(Þ)	310	300
Series 2017-HYT2 Class D			OBP Depositor LLC Trust
3.414% due 08/09/32 (Ê)(Þ)	714	715	Series 2010-OBP Class A
JPMorgan Chase Commercial Mortgage			4.646% due 07/15/45 (Þ)	230	239
Securities Trust			One Market Plaza Trust
Series 2004-LN2 Class B			Series 2017-1MKT Class C
5.466% due 07/15/41 (~)(Ê)	500	447	4.016% due 02/10/32 (Þ)	1,133	1,143
Series 2016-NINE Class A			Series 2017-1MKT Class D
2.854% due 10/06/38 (~)(Ê)(Þ)	530	509	4.146% due 02/10/32 (Þ)	797	792
JPMorgan Mortgage Trust			RBS Commercial Funding, Inc. Trust
Series 2003-A2 Class 3A1			Series 2013-GSP Class A
3.046% due 11/25/33 (~)(Ê)	111	112	3.961% due 01/13/32 (~)(Ê)(Þ)	235	239
Series 2005-A1 Class 6T1			Sequoia Mortgage Trust
3.613% due 02/25/35 (~)(Ê)	189	187	Series 2013-2 Class A
Series 2005-A3 Class 4A1			1.874% due 02/25/43 (~)(Ê)	281	261
2.658% due 06/25/35 (~)(Ê)	63	64	Series 2013-4 Class A1
Series 2015-3 Class A5			2.325% due 04/25/43 (~)(Ê)	259	247
3.500% due 05/25/45 (~)(Ê)(Þ)	490	494	Series 2013-6 Class A1
Series 2016-4 Class A5			2.500% due 05/25/43 (~)(Ê)	437	420
3.500% due 10/25/46 (~)(Ê)(Þ)	647	652	Series 2013-6 Class A2
Series 2017-1 Class A4			3.000% due 05/25/43 (~)(Ê)	431	423
3.500% due 01/25/47 (~)(Ê)(Þ)	561	567	Series 2013-12 Class A1
Series 2017-2 Class A5			4.000% due 12/25/43 (Þ)	232	237
3.500% due 05/25/47 (~)(Ê)(Þ)	1,512	1,525	Structured Adjustable Rate Mortgage
Series 2017-3 Class 1A5			Loan Trust
3.500% due 08/25/47 (~)(Ê)(Þ)	1,215	1,227	Series 2004-6 Class 1A
Series 2017-4 Class A5			2.358% due 06/25/34 (~)(Ê)	184	182
3.500% due 11/25/47 (~)(Ê)(Þ)	1,565	1,579	Series 2004-12 Class 7A3
LB-UBS Commercial Mortgage Trust			2.694% due 09/25/34 (~)(Ê)	56	57
Series 2007-C6 Class AM			Structured Asset Securities Corp.
6.114% due 07/15/40 (~)(Ê)	428	427	Mortgage Pass-Through Certificates
Morgan Stanley Bank of America Merrill			Series 2003-34A Class 5A4
Lynch Trust			3.383% due 11/25/33 (~)(Ê)	602	611
Series 2013-C10 Class A4			Tharaldson Hotel Portfolio Trust
4.218% due 07/15/46 (~)(Ê)	92	97	Series 2018-THL Class A
Series 2013-C12 Class A4			2.300% due 11/11/34 (Ê)(Þ)	100	100
4.259% due 10/15/46 (~)(Ê)	153	162	Towd Point Mortgage Trust
Series 2014-C14 Class A4			Series 2017-3 Class A1
3.787% due 02/15/47	165	170	2.750% due 06/25/57 (~)(Ê)(Þ)	807	801
Series 2014-C14 Class A5			Washington Mutual Mortgage Pass-
4.064% due 02/15/47	52	54	Through Certificates Trust
			Series 2003-AR10 Class A7
Series 2015-C20 Class A4			2.839% due 10/25/33 (~)(Ê)	207	210
3.249% due 02/15/48	181	181
			Series 2004-AR1 Class A
Series 2015-C24 Class A4			3.157% due 03/25/34 (~)(Ê)	962	981
3.732% due 05/15/48	945	976
			Series 2005-AR2 Class 2A21
Series 2016-C31 Class A1			0.855% due 01/25/45 (Ê)	376	372
1.511% due 11/15/21	427	418
			Series 2005-AR13 Class A1A1
Morgan Stanley Capital I Trust			0.815% due 10/25/45 (Ê)	1,212	1,169
Series 2007-T27 Class B
6.150% due 06/11/42 (~)(Ê)(Þ)	1,274	1,373	Series 2006-AR1 Class 2A1A
Series 2014-CPT Class A			1.594% due 01/25/46 (Ê)	651	651
3.350% due 07/13/29 (Þ)	456	462	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Mortgage Capital			Series 2015-C27 Class A4
Holdings LLC Trust			3.190% due 02/15/48	54	54
Series 2017-237P Class D			Series 2015-C31 Class A4
3.865% due 09/13/39 (Þ)	914	870	3.695% due 11/15/48	238	245

See accompanying notes which are an integral part of this quarterly report.

252 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-LC25 Class A4			1.375% due 11/15/19	60	59
3.640% due 12/15/59	520	529	Freddie Mac
Series 2017-C42 Class A4			1.125% due 04/15/19	1,500	1,485
3.589% due 12/15/50	238	241	1.375% due 04/20/20	75	74
Wells Fargo Mortgage Backed Securities			2.375% due 01/13/22	837	835
Trust			6.250% due 07/15/32	424	578
Series 2003-J Class 1A9			Series GMTN
2.612% due 10/25/33 (~)(Ê)	619	626	1.875% due 11/17/20	50	49
Series 2005-AR10 Class 2A4			Tennessee Valley Authority
2.652% due 06/25/35 (~)(Ê)	26	27	6.150% due 01/15/38	345	491
Series 2006-AR8 Class 1A3			Series A
3.024% due 04/25/36 (~)(Ê)	266	264	2.875% due 02/01/27	100	99
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A4					6,538
3.073% due 06/15/46	162	162	United States Government Treasuries - 32.2%
			United States Treasury Inflation Indexed
Series 2013-C14 Class A5			Bonds
3.337% due 06/15/46	16	17	0.125% due 04/15/19	6,337	6,333
Series 2014-C21 Class XA			0.125% due 04/15/21	8,477	8,400
Interest Only STRIP
1.316% due 08/15/47 (~)(Ê)	7,641	378	0.125% due 04/15/22	7,181	7,077
WinWater Mortgage Loan Trust			0.125% due 07/15/22	2,145	2,125
Series 2014-1 Class A1			0.375% due 07/15/23	5,157	5,146
3.926% due 06/20/44 (~)(Ê)(Þ)	868	879	0.125% due 07/15/24	556	544
Series 2014-1 Class A2			0.375% due 07/15/25	3,901	3,860
3.500% due 06/20/44 (~)(Ê)(Þ)	616	615	3.875% due 04/15/29	3,714	4,991
Worldwide Plaza Trust			2.125% due 02/15/40	2,311	2,966
Series 2017-WWP Class A			2.125% due 02/15/41	814	1,052
3.526% due 11/10/36 (Þ)	609	612	United States Treasury Notes
		276,259	1.000% due 03/15/19	320	317
Municipal Bonds - 0.4%			1.500% due 03/31/19	5,685	5,652
Municipal Electric Authority of Georgia			0.875% due 04/15/19	1,215	1,199
Revenue Bonds			0.875% due 05/15/19	1,000	986
6.637% due 04/01/57	990	1,230	3.125% due 05/15/19	1,000	1,014
7.055% due 04/01/57	495	598	0.875% due 06/15/19	850	837
New Jersey Transportation Trust Fund			1.000% due 06/30/19	500	493
Authority Revenue Bonds			1.625% due 06/30/19	16,225	16,130
5.754% due 12/15/28	290	326	3.625% due 08/15/19	365	373
6.561% due 12/15/40	120	157
San Diego Tobacco Settlement Revenue			1.500% due 10/31/19	3,575	3,537
Funding Corp. Revenue Bonds			1.000% due 11/15/19	1,750	1,716
7.125% due 06/01/32	195	223	1.750% due 11/30/19	3,315	3,292
State of California General Obligation			1.875% due 12/31/19	4,436	4,413
Unlimited			2.000% due 01/31/20	948	945
7.500% due 04/01/34	335	490	1.375% due 02/29/20	2,200	2,164
7.300% due 10/01/39	200	297	1.125% due 03/31/20	250	244
State of Illinois General Obligation			1.375% due 03/31/20	2,330	2,290
Unlimited			1.125% due 04/30/20	900	879
5.877% due 03/01/19	505	519	1.500% due 05/15/20	1,000	984
5.100% due 06/01/33	210	204	8.750% due 05/15/20	700	803
		4,044	1.375% due 05/31/20	750	736
United States Government Agencies - 0.6%			1.500% due 06/15/20	1,750	1,721
Fannie Mae			1.625% due 06/30/20	3,165	3,120
1.500% due 07/30/20	175	172	1.625% due 07/31/20	2,040	2,010
1.600% due 12/24/20	1,205	1,179	2.625% due 08/15/20	7,182	7,247
2.000% due 10/05/22	250	244	1.375% due 08/31/20	5,767	5,641
2.375% due 01/19/23	50	49	2.125% due 08/31/20	7,849	7,825
2.625% due 09/06/24	449	446	1.375% due 10/31/20	8,232	8,034
2.125% due 04/24/26	20	19	1.750% due 10/31/20	6,983	6,885
7.250% due 05/15/30	230	327	1.625% due 11/30/20	4,690	4,605
6.625% due 11/15/30	100	137	2.000% due 11/30/20	80	79
Federal Home Loan Banks			2.000% due 01/15/21	2,714	2,692
1.375% due 03/18/19	100	99	1.375% due 01/31/21	4,220	4,105
0.875% due 08/05/19	200	196	2.125% due 01/31/21	550	547

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 253

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.000% due 02/28/21	1,500	1,486	5.375% due 02/15/31	1,390	1,791
1.250% due 03/31/21	1,205	1,165	4.500% due 02/15/36	570	708
2.250% due 03/31/21	500	499	4.750% due 02/15/37	2,846	3,660
1.375% due 04/30/21	900	873	5.000% due 05/15/37	620	821
2.000% due 05/31/21	675	667	4.500% due 05/15/38	1,025	1,287
1.125% due 06/30/21	2,490	2,389	4.250% due 05/15/39	1,815	2,216
2.125% due 06/30/21	2,750	2,728	4.500% due 08/15/39	390	492
1.125% due 07/31/21	5,001	4,790	4.625% due 02/15/40	50	64
2.125% due 08/15/21	4,950	4,906	4.375% due 05/15/40	865	1,077
2.000% due 08/31/21	2,560	2,526	3.875% due 08/15/40	2,075	2,414
1.125% due 09/30/21	762	728	3.750% due 08/15/41	400	458
1.250% due 10/31/21	565	542	2.750% due 08/15/42	3,850	3,741
8.000% due 11/15/21	2,250	2,704	2.750% due 11/15/42	875	850
2.000% due 12/31/21	49	48	3.125% due 02/15/43	1,195	1,239
2.125% due 12/31/21	1,230	1,216	2.875% due 05/15/43	1,000	992
1.500% due 01/31/22	325	313	3.625% due 08/15/43	925	1,042
1.875% due 03/31/22	1,753	1,712	3.750% due 11/15/43	2,950	3,390
1.750% due 04/30/22	200	194	2.500% due 02/15/45	6,975	6,407
1.875% due 04/30/22	337	329	2.875% due 08/15/45	950	939
1.750% due 05/15/22	650	631	2.500% due 02/15/46	1,790	1,639
1.750% due 06/30/22	515	499	2.500% due 05/15/46	127	116
1.625% due 08/31/22	3,994	3,843	2.875% due 11/15/46	4,245	4,189
1.875% due 09/30/22	3,753	3,648	3.000% due 02/15/47	2,839	2,871
1.875% due 10/31/22	3,150	3,061	3.000% due 05/15/47	3,764	3,804
2.000% due 10/31/22	397	388	2.750% due 08/15/47	5,453	5,242
1.625% due 11/15/22	70	67	2.750% due 11/15/47	2,166	2,083
2.000% due 11/30/22	2,658	2,595	2.875% due 02/15/48	4,725	4,094
2.125% due 12/31/22	14,740	14,466			361,747
1.750% due 01/31/23	7,922	7,632	Total Long-Term Investments
2.375% due 01/31/23	2,660	2,641	(cost $1,083,059)		1,071,212
2.000% due 02/15/23	8,135	7,929
1.500% due 02/28/23	10,845	10,310
1.500% due 03/31/23	1,975	1,875	Short-Term Investments - 8.0%
1.750% due 05/15/23	3,345	3,211	Apache Corp.
1.375% due 06/30/23	5,417	5,091	6.900% due 09/15/18	220	226
1.375% due 08/31/23	3,974	3,725	Assurant, Inc.
2.125% due 11/30/23	1,000	975	2.500% due 03/15/18	780	781
2.750% due 02/15/24	2,065	2,080	BB&T Corp.
2.125% due 02/29/24	3,340	3,247	2.050% due 06/19/18	825	825
2.375% due 08/15/24	7,865	7,736	Berkshire Hathaway Finance Corp.
2.250% due 10/31/24	750	731	1.450% due 03/07/18	485	485
2.250% due 11/15/24	9,230	8,995	Canadian Natural Resources, Ltd.
2.125% due 11/30/24	1,971	1,905
2.250% due 12/31/24	2,524	2,459	5.900% due 02/01/18 (ç)	240	240
2.000% due 02/15/25	2,500	2,393	Cardinal Health, Inc.
2.125% due 05/15/25	750	722	1.950% due 06/15/18	1,070	1,070
6.000% due 02/15/26	265	329	Commonwealth Edison Co.
1.625% due 05/15/26	6,666	6,131	5.800% due 03/15/18	315	317
1.500% due 08/15/26	584	530	Drive Auto Receivables Trust
2.000% due 11/15/26	1,635	1,543	Series 2017-3 Class A1
2.250% due 02/15/27	550	529	1.450% due 11/15/18	138	138
2.375% due 05/15/27	1,250	1,215	Fannie Mae
2.250% due 08/15/27	1,076	1,034	6.500% due 03/01/18	—	—
2.250% due 11/15/27	4,443	4,264	6.500% due 04/01/18	—	—
6.125% due 11/15/27	35	45	6.500% due 05/01/18	—	—
2.625% due 02/15/28	1,065	982	6.500% due 06/01/18	—	—
5.250% due 11/15/28	50	62
5.250% due 02/15/29	2,860	3,547	5.000% due 07/01/18	1	1
6.125% due 08/15/29	2,076	2,772	6.500% due 07/01/18	—	—
6.250% due 05/15/30	1,800	2,459	6.500% due 09/01/18	—	—

See accompanying notes which are an integral part of this quarterly report.

254 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
6.500% due 10/01/18	—		—
6.500% due 11/01/18	1		1
Federal Home Loan Banks
1.250% due 01/16/19	225		224
Ford Motor Credit Co. LLC
2.551% due 10/05/18	770		773
Freddie Mac
4.500% due 06/01/18	4		4
General Electric Co.
0.753% due 02/02/18 (ç)(~)	1,076		1,076
Hewlett Packard Enterprise Co.
2.850% due 10/05/18	375		377
Huntington National Bank (The)
Series BKNT
2.200% due 11/06/18	795		795
John Deere Capital Corp.
1.650% due 10/15/18	460		459
KeyCorp
2.300% due 12/13/18	765		766
Kraft Heinz Foods Co.
Series WI
2.000% due 07/02/18	288		288
National Rural Utilities Cooperative
Finance Corp.
1.551% due 03/08/18 (ç)(~)	1,066		1,064
PACCAR Financial Corp.
Series MTN
2.109% due 12/06/18 (Ê)	510		512
Reynolds American, Inc.
2.300% due 06/12/18	594		595
Sky PLC
6.100% due 02/15/18 (Þ)	945		946
Toyota Motor Credit Corp.
1.295% due 02/08/18 (ç)(~)	1,078		1,078
U. S. Cash Management Fund(@)	59,091,752	(8)	59,096
United States Treasury Bills
0.000% due 02/01/18 (ç)(~)	250		250
United States Treasury Notes
1.500% due 08/31/18	8,555		8,542
1.375% due 12/31/18	8,340		8,298
Voya Financial, Inc.
2.900% due 02/15/18	213		213
WEC Energy Group, Inc.
1.650% due 06/15/18	440		440
Total Short-Term Investments
(cost $89,954)			89,880

Total Investments 103.5%
(identified cost $1,173,013)			1,161,092

Other Assets and Liabilities,
Net - (3.5%)			(39,173)

Net Assets - 100.0%			1,121,919

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 255

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
BCAP LLC Trust	11/26/13	646,319	103.88	671	655
Dryden 37 Senior Loan Fund	12/06/17	1,300,000	100.00	1,300	1,300
Kaupthing Bank HF	02/17/16	100,000	—	99	—
Kaupthing Bank HF	02/17/16	1,210,000	—	1,013	—
Madison Park Funding XVIII, Ltd.	09/29/17	1,640,000	100.00	1,640	1,652
Santander Drive Auto Receivables Trust	11/30/17	107,066	100.04	107	107
Santander Drive Auto Receivables Trust	11/30/17	390,558	100.24	391	391
THL Credit Wind River CLO, Ltd.	10/02/17	1,823,000	100.00	1,822	1,839
Voya CLO, Ltd.	06/28/17	1,670,000	100.04	1,672	1,681
					7,625
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

256 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	1.512
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	1.575
BankAmerica Capital III	USD 3 Month LIBOR	0.570
BankBoston Capital Trust IV	USD 3 Month LIBOR	0.600
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	1.750
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
	U. S. Treasury Yield Curve Rate T Note Constant
Bear Stearns Adjustable Rate Mortgage Trust	Maturity 1 Year	2.050
	U. S. Treasury Yield Curve Rate T Note Constant
Bear Stearns Adjustable Rate Mortgage Trust	Maturity 1 Year	2.450
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.330
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.370
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	0.950
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.005
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.125
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	1.644
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Discover Card Execution Note Trust	USD 1 Month LIBOR	0.360
Dryden 34 Senior Loan Fund	USD 3 Month LIBOR	1.160
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae Grantor Trust	USD 1 Month LIBOR	0.120
Fannie Mae Grantor Trust	USD 1 Month LIBOR	0.220
Fannie Mae Whole Loan	USD 1 Month LIBOR	0.120
Fannie Mae Whole Loan	USD 1 Month LIBOR	0.110
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.158
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.373
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
HarborView Mortgage Loan Trust	USD 1 Month LIBOR	1.125
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD 3 Month LIBOR	0.923
HSBC Holdings PLC	USD 3 Month LIBOR	2.110
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.854

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 257

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Hyatt Hotel Portfolio Trust		USD 1 Month LIBOR			1.056
JPMorgan Chase & Co.		USD 3 Month LIBOR			1.580
JPMorgan Chase & Co.		USD 3 Month LIBOR			0.945
JPMorgan Chase & Co.		USD 3 Month LIBOR			1.380
LCM XXII, Ltd.		USD 3 Month LIBOR			1.480
LCM XXV, Ltd.		USD 3 Month LIBOR			1.210
Lloyds Banking Group PLC		USD 3 Month LIBOR			0.810
Long Beach Mortgage Loan Trust		USD 1 Month LIBOR			0.930
Long Beach Mortgage Loan Trust		USD 1 Month LIBOR			0.750
Madison Park Funding XVIII, Ltd.		USD 3 Month LIBOR			1.190
Magnetite XVIII, Ltd.		USD 3 Month LIBOR			1.400
Master Asset-Backed Securities Trust		USD 1 Month LIBOR			0.945
Morgan Stanley		USD 3 Month LIBOR			1.455
Morgan Stanley		USD 3 Month LIBOR			1.340
Morgan Stanley		USD 3 Month LIBOR			1.400
Morgan Stanley		USD 3 Month LIBOR			1.140
Morgan Stanley ABS Capital I, Inc. Trust		USD 1 Month LIBOR			1.050
Mutual of Omaha Insurance Co.		USD 3 Month LIBOR			2.640
Option One Mortgage Loan Trust		USD 1 Month LIBOR			0.780
PACCAR Financial Corp.		USD 3 Month LIBOR			0.600
Pacific Life Insurance Co.		USD 3 Month LIBOR			2.796
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates		USD 1 Month LIBOR			0.945
Royal Bank of Scotland Group PLC		USD 3 Month LIBOR			1.480
Saxon Asset Securities Trust		USD 1 Month LIBOR			0.540
Specialty Underwriting & Residential Finance Trust		USD 1 Month LIBOR			0.680
Structured Asset Investment Loan Trust		USD 1 Month LIBOR			0.720
Symphony CLO XVII, Ltd.		USD 3 Month LIBOR			1.500
Tharaldson Hotel Portfolio Trust		USD 1 Month LIBOR			0.750
THL Credit Wind River CLO, Ltd.		USD 3 Month LIBOR			1.230
Voya CLO, Ltd.		USD 3 Month LIBOR			1.450
Voya CLO, Ltd.		USD 3 Month LIBOR			1.250
Wachovia Capital Trust II		USD 3 Month LIBOR			0.500
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.330
		Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust		Year CMT			1.070
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.290
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	425	AUD	54,227	03/18	(904)
Euro-Bund Futures	97	EUR	15,406	03/18	(381)
United States 2 Year Treasury Note Futures	59	USD	12,581	03/18	(69)
United States 5 Year Treasury Note Futures	66	USD	7,571	03/18	(112)
United States 10 Year Treasury Note Futures	926	USD	112,581	03/18	(2,144)
United States 10 Year Ultra Treasury Bond Futures	21	USD	2,734	03/18	(33)
United States Long Bond Futures	81	USD	11,972	03/18	(285)

See accompanying notes which are an integral part of this quarterly report.

258 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States Ultra Treasury Bond Futures			86	USD	13,926	03/18	(307)
Short Positions
Euro-Bund Futures			193	EUR	30,652	03/18	999
Euro-Schatz Futures			637	EUR	71,223	03/18	253
Long Gilt Futures			239	GBP	29,191	03/18	765
United States 2 Year Treasury Note Futures			101	USD	21,537	03/18	106
United States 5 Year Treasury Note Futures			165	USD	18,927	03/18	165
United States 10 Year Ultra Treasury Bond Futures			11	USD	1,432	03/18	42
United States Long Bond Futures			5	USD	739	03/18	17
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,888)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	2		CZK	34	02/26/18	—
Bank of America	USD	43		CZK	891	02/26/18	1
Bank of America	USD	2,607		CZK	56,205	02/26/18	157
Bank of America	USD	2		HKD	15	02/26/18	—
Bank of America	USD	10		HUF	2,568	02/26/18	1
Bank of America	USD	60		HUF	15,049	02/26/18	—
Bank of America	USD	2,594		HUF	685,548	02/26/18	152
Bank of America	USD	1	MXN		25	02/26/18	—
Bank of America	USD	10	MXN		185	02/26/18	—
Bank of America	USD	1,264	MXN		24,581	02/26/18	51
Bank of America	USD	2,592		PLN	9,317	02/26/18	193
Bank of America	USD	6		SGD	8	02/26/18	—
Bank of America	USD	25		SGD	33	02/26/18	—
Bank of America	USD	1,249		TRY	4,971	02/26/18	64
Bank of America	USD	2,498		TRY	9,941	02/26/18	128
Bank of America	USD	1,284		ZAR	18,605	02/26/18	282
Bank of America	USD	2,568		ZAR	37,211	02/26/18	563
Bank of America	CZK	67		USD	3	02/26/18	—
Bank of America	CZK	1,782		USD	86	02/26/18	(2)
Bank of America	CZK	28,103		USD	1,303	02/26/18	(79)
Bank of America	HKD	45		USD	6	02/26/18	—
Bank of America	HKD	10,004		USD	1,283	02/26/18	4
Bank of America	HUF	1,284		USD	5	02/26/18	—
Bank of America	HUF	30,097		USD	120	02/26/18	(1)
Bank of America	HUF	342,774		USD	1,297	02/26/18	(76)
Bank of America	PLN	87		USD	24	02/26/18	(2)
Bank of America	PLN	344		USD	101	02/26/18	(2)
Bank of America	SGD	1,746		USD	1,288	02/26/18	(43)
Bank of America	TRY	43		USD	11	02/26/18	—
Bank of America	TRY	78		USD	20	02/26/18	—
Bank of America	TRY	86		USD	22	02/26/18	(1)
Bank of America	TRY	156		USD	41	02/26/18	(1)
Bank of America	ZAR	1,255		USD	94	02/26/18	(12)
Bank of America	ZAR	1,404		USD	113	02/26/18	(5)
Bank of America	ZAR	2,510		USD	188	02/26/18	(23)
Bank of America	ZAR	2,807		USD	226	02/26/18	(10)
Bank of Montreal	USD	2,180		EUR	1,775	02/26/18	26
Bank of Montreal	USD	4,361		EUR	3,549	02/26/18	52
Bank of Montreal	USD	2,181		GBP	1,579	02/26/18	63
Bank of Montreal	USD	4,363		GBP	3,159	02/26/18	127
Bank of Montreal	CHF	1,042		USD	1,084	02/26/18	(37)
Bank of Montreal	CHF	2,084		USD	2,168	02/26/18	(75)
Citibank	SEK	17,388		USD	2,174	02/26/18	(36)
Commonwealth Bank of Australia	USD	2,182		EUR	1,775	02/26/18	24
Commonwealth Bank of Australia	USD	4,364		EUR	3,549	02/26/18	49
Commonwealth Bank of Australia	USD	2,182		GBP	1,579	02/26/18	63
Commonwealth Bank of Australia	USD	4,363		GBP	3,159	02/26/18	125
Commonwealth Bank of Australia	CHF	1,042		USD	1,085	02/26/18	(37)

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 259

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Commonwealth Bank of Australia		CHF	2,084	USD		2,170	02/26/18	(73)
Royal Bank of Canada		USD	2,151	NZD		2,953	02/26/18	24
Royal Bank of Canada		CHF	8,336	USD		8,677	02/26/18	(295)
Royal Bank of Canada		NZD	11,811	USD		8,604	02/26/18	(97)
Standard Chartered		USD	863	JPY		93,714	02/28/18	(3)
Standard Chartered		USD	431	NOK		3,323	02/28/18	—
State Street		USD	2,161	AUD		2,715	02/26/18	26
State Street		USD	10	BRL		32	02/26/18	—
State Street		USD	70	BRL		225	02/26/18	—
State Street		USD	1,274	BRL		4,215	02/26/18	45
State Street		USD	182	CLP		109,588	02/26/18	—
State Street		USD	46	IDR		613,088	02/26/18	—
State Street		USD	8,570	ILS		29,231	02/26/18	(12)
State Street		USD	22	PEN		70	02/26/18	—
State Street		USD	20	RUB		1,163	02/26/18	1
State Street		USD	105	RUB		5,925	02/26/18	1
State Street		USD	1,255	RUB		76,233	02/26/18	97
State Street		USD	1	TWD		44	02/26/18	—
State Street		USD	23	TWD		685	02/26/18	—
State Street		BRL	64	USD		19	02/26/18	(1)
State Street		BRL	112	USD		35	02/26/18	—
State Street		BRL	8,429	USD		2,548	02/26/18	(90)
State Street		CLP	45,763	USD		72	02/26/18	(4)
State Street		CLP	1,619,358	USD		2,552	02/26/18	(133)
State Street		DKK	13,216	USD		2,182	02/26/18	(27)
State Street		IDR	234,802	USD		17	02/26/18	—
State Street		IDR	34,750,437	USD		2,534	02/26/18	(64)
State Street		ILS	14,616	USD		4,285	02/26/18	6
State Street		PEN	10	USD		3	02/26/18	—
State Street		PEN	8,313	USD		2,540	02/26/18	(42)
State Street		RUB	581	USD		10	02/26/18	(1)
State Street		RUB	2,963	USD		52	02/26/18	—
State Street		RUB	152,466	USD		2,510	02/26/18	(194)
State Street		TWD	38,698	USD		1,292	02/26/18	(38)
Westpac		USD	4,304	JPY		476,272	02/26/18	64
Westpac		NOK	34,283	USD		4,360	02/26/18	(90)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								783

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Long-Term Investments

Asset-Backed Securities	$—		$66,041		$—		$—	$66,041
Corporate Bonds and Notes	—	261,209			—		—	261,209
International Debt	—		95,374		—		—	95,374
Mortgage-Backed Securities	—	276,245			14		—	276,259
Municipal Bonds	—		4,044		—		—	4,044
United States Government Agencies	—		6,538		—		—	6,538
United States Government Treasuries	—	361,747			—		—	361,747
Short-Term Investments	—		30,784		—		59,096	89,880
Total Investments	—	1,101,982			14		59,096	1,161,092

See accompanying notes which are an integral part of this quarterly report.

260 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total

Other Financial Instruments
Assets
Futures Contracts	2,347	—	—	—	2,347
Foreign Currency Exchange Contracts	—	2,389	—	—	2,389
Liabilities
Futures Contracts	(4,235)	—	—	—	(4,235)
Foreign Currency Exchange Contracts	—	(1,606)	—	—	(1,606)
Total Other Financial Instruments*	$(1,888))	$783	$—	$—	$(1,105)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	410
Bermuda	1,372
Brazil	2,231
Canada	14,495
Cayman Islands	10,750
Chile	2,037
China	836
Colombia	1,812
France	5,863
Germany	2,078
Hong Kong	205
Indonesia	580
Ireland	5,368
Israel	200
Italy	885
Japan	2,411
Luxembourg	1,135
Mexico	7,070
Netherlands	10,464
Panama	411
Philippines	148
Singapore	305
South Korea	1,005
Spain	402

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 261

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Switzerland	2,908
Turkey	477
United Arab Emirates	1,078
United Kingdom	18,239
United States	1,064,471
Uruguay	250
Venezuela, Bolivarian Republic of	1,196
Total Investments	1,161,092

See accompanying notes which are an integral part of this quarterly report.

262 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.1%			2.050% due 11/22/21	2,170	2,158
Asset-Backed Securities - 8.0%			John Deere Owner Trust
			Series 2015-B Class A3
Ally Auto Receivables Trust			1.440% due 10/15/19	707	706
Series 2018-1 Class A2
2.080% due 09/15/20 (Š)	505	505	Nationstar HECM Loan Trust
AmeriCredit Automobile Receivables			Series 2017-2A Class A1
Trust			2.038% due 09/25/27 (~)(Ê)(Š)(Þ)	731	731
Series 2014-1 Class C			Navient Private Education Loan Trust
2.150% due 03/09/20	1,815	1,815	Series 2015-CA Class B
Series 2015-3 Class A3			3.250% due 05/15/40 (Þ)	1,285	1,291
1.540% due 03/09/20	403	402	Nissan Auto Receivables Owner Trust
Series 2017-3 Class A2A			Series 2015-A Class A3
1.690% due 12/18/20	2,400	2,396	1.050% due 10/15/19	1,172	1,170
Series 2017-4 Class A2A			Series 2017-C Class A3
1.830% due 05/18/21	1,505	1,501	2.120% due 04/18/22	1,065	1,059
ARI Fleet Lease Trust			Santander Drive Auto Receivables Trust
Series 2017-A Class A2			Series 2014-1 Class C
1.910% due 04/15/26 (Þ)	1,380	1,375	2.360% due 04/15/20	126	126
Bank of the West Auto Trust			Series 2015-2 Class C
Series 2017-1 Class A2			2.440% due 04/15/21	1,468	1,470
1.780% due 02/15/21 (Þ)	885	882	Series 2016-2 Class A3
Capital Auto Receivables Asset Trust			1.560% due 05/15/20	517	517
Series 2016-3 Class A2A			Series 2016-3 Class A2
1.360% due 04/22/19	34	34	1.340% due 11/15/19	95	95
Chesapeake Funding II LLC			Series 2017-3 Class A2A
Series 2017-2A Class C			1.670% due 06/15/20	670	669
3.010% due 07/15/29 (Þ)	1,085	1,083	Series 2018-1 Class A1
Series 2017-3A Class C			1.830% due 02/15/19	2,060	2,060
2.780% due 08/15/29 (Þ)	755	746	Santander Retail Auto Lease Trust
Chrysler Capital Auto Receivables Trust			Series 2017-A Class A3
Series 2016-BA Class A2			2.220% due 01/20/21 (Þ)	1,740	1,729
1.360% due 01/15/20 (Þ)	573	572	SLM Private Education Loan Trust
Drive Auto Receivables Trust			Series 2010-A Class 2A
Series 2015-DA Class C			3.774% due 05/16/44 (Ê)(Þ)	1,011	1,039
3.380% due 11/15/21 (Þ)	1,344	1,351	Series 2012-A Class A2
Series 2017-3 Class A2A			3.830% due 01/17/45 (Þ)	2,245	2,267
1.650% due 08/15/19	3,125	3,124	SoFi Consumer Loan Program LLC
Earnest Student Loan Program LLC			Series 2015-1 Class A
Series 2016-D Class A1			3.280% due 09/15/23 (Þ)	2,266	2,274
2.728% due 01/25/41 (Ê)(Þ)	2,026	2,077	Series 2017-6 Class A1
Enterprise Fleet Financing LLC			2.200% due 11/25/26 (Þ)	783	781
Series 2017-2 Class A2			Series 2018-1 Class A1
1.970% due 01/20/23 (Þ)	2,170	2,161	2.550% due 02/25/27 (Þ)	965	965
Equity One Mortgage Pass-Through Trust			SoFi Professional Loan Program LLC
Series 2003-4 Class M1			Series 2014-B Class A2
5.869% due 10/25/34 (~)(Ê)	154	153	2.550% due 08/27/29 (Þ)	1,457	1,449
Fifth Third Auto Trust			Series 2016-B Class A2A
Series 2017-1 Class A2A			1.680% due 03/25/31 (Þ)	370	369
1.590% due 04/15/20	875	872	Series 2017-A Class A1
Flagship Credit Auto Trust			2.028% due 03/26/40 (Ê)(Þ)	1,303	1,314
Series 2016-4 Class A1			Series 2017-F Class A1FX
1.470% due 03/15/20 (Þ)	396	395	2.050% due 01/25/41 (Þ)	455	453
GM Financial Automobile Leasing Trust			Series 2018-A Class A2A
Series 2015-3 Class A3			2.390% due 02/25/42 (Þ)	1,285	1,286
1.690% due 03/20/19	2,174	2,172	South Carolina Student Loan Corp.
Hertz Fleet Lease Funding, LP			Series 2015-A Class A
Series 2017-1 Class B			2.734% due 01/25/36 (Ê)	999	1,004
2.880% due 04/10/31 (Þ)	1,965	1,956	Westlake Automobile Receivables Trust
Hilton Grand Vacations Trust			Series 2018-1A Class A2A
Series 2017-AA Class A			2.420% due 01/15/21 (Þ)	1,930	1,930
2.660% due 12/27/28 (Þ)	1,122	1,106	Wheels SPV LLC
Honda Auto Receivables Owner Trust			Series 2017-1A Class A2
Series 2017-4 Class A3			1.880% due 04/20/26 (Þ)	630	626

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 263

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		56,216	2.650% due 04/01/19	3,972	3,985
Corporate Bonds and Notes - 36.2%			Bank of New York Mellon Corp. (The)
Abbott Laboratories			Series G
2.900% due 11/30/21	940	937	2.200% due 05/15/19	575	574
AbbVie, Inc.			Barrick NA Finance LLC
2.500% due 05/14/20	1,080	1,076	4.400% due 05/30/21	1,931	2,031
AIG Global Funding			BAT Capital Corp.
1.950% due 10/18/19 (Þ)	870	860	2.003% due 08/14/20 (Ê)(Þ)	1,440	1,449
1.900% due 10/06/21 (Þ)	490	472	BB&T Corp.
Air Lease Corp.			2.250% due 02/01/19	1,585	1,587
2.125% due 01/15/20	255	253	Becton Dickinson and Co.
3.875% due 04/01/21	1,400	1,437	2.404% due 06/05/20	995	985
Ally Financial, Inc.			2.894% due 06/06/22	745	732
3.750% due 11/18/19	995	1,004	Bemis Co. , Inc.
Altria Group, Inc.			6.800% due 08/01/19	330	350
9.250% due 08/06/19	879	967	BMW US Capital LLC
4.750% due 05/05/21	1,046	1,111	1.500% due 04/11/19 (Þ)	2,170	2,153
Amazon. com, Inc.			Broadcom Corp. / Broadcom Cayman
2.600% due 12/05/19	1,553	1,561	Finance, Ltd.
American Airlines, Inc. Pass-Through			2.200% due 01/15/21 (Þ)	1,205	1,170
Certificates Trust			Capital One Financial Corp.
Series 2013-2 Class A			2.450% due 04/24/19	1,060	1,059
4.950% due 01/15/23	1,640	1,724	2.500% due 05/12/20	1,205	1,197
American Express Co.			2.487% due 01/30/23 (Ê)	1,590	1,591
2.500% due 08/01/22	3,900	3,817	Capital One NA
American Express Credit Corp.			2.350% due 01/31/20	495	491
1.875% due 05/03/19	1,975	1,963	Caterpillar Financial Services Corp.
Series F			1.350% due 05/18/19	535	529
2.600% due 09/14/20	1,650	1,652	2.100% due 01/10/20	305	303
American Honda Finance Corp.			1.931% due 10/01/21	1,140	1,106
1.200% due 07/12/19	1,479	1,454	Series GMTN
Series GMTN			1.850% due 09/04/20	2,000	1,966
1.700% due 09/09/21	815	786	Charter Communications Operating LLC
American International Group, Inc.			/ Charter Communications Operating
6.400% due 12/15/20	305	335	Capital
3.300% due 03/01/21	1,825	1,846	Series WI
Amgen, Inc.			4.464% due 07/23/22	1,460	1,512
4.500% due 03/15/20	595	619	Chevron Corp.
4.100% due 06/15/21	1,085	1,128	1.561% due 05/16/19	920	912
Anadarko Petroleum Corp.			2.100% due 05/16/21	1,215	1,196
4.850% due 03/15/21	1,695	1,780	1.946% due 11/15/21 (Ê)	3,545	3,593
Anheuser-Busch InBev Finance, Inc.			Cisco Systems, Inc.
1.900% due 02/01/19	1,320	1,315	2.200% due 02/28/21	2,598	2,566
2.150% due 02/01/19	745	745	Citigroup, Inc.
Anheuser-Busch InBev Worldwide, Inc.			2.050% due 06/07/19	1,785	1,774
6.875% due 11/15/19	745	801	2.450% due 01/10/20	2,035	2,029
Anthem, Inc.			2.700% due 03/30/21	1,495	1,486
2.500% due 11/21/20	2,075	2,063	2.593% due 12/08/21 (Ê)	4,355	4,435
Apple, Inc.			Coca-Cola European Partners LLC
2.100% due 05/06/19	1,085	1,084	3.250% due 08/19/21	1,386	1,402
2.250% due 02/23/21	3,720	3,684	Colgate-Palmolive Co.
2.850% due 05/11/24	360	356	2.950% due 11/01/20	660	670
AT&T, Inc.			ConocoPhillips Co.
2.450% due 06/30/20	2,790	2,773	2.316% due 05/15/22 (Ê)	1,770	1,809
2.850% due 02/14/23	1,000	998	Constellation Brands, Inc.
AvalonBay Communities, Inc.			2.250% due 11/06/20	1,320	1,301
Series GMTN			3.750% due 05/01/21	875	896
3.625% due 10/01/20	485	497	Cox Communications, Inc.
Bank of America Corp.			3.250% due 12/15/22 (Þ)	990	987
5.625% due 07/01/20	1,600	1,715	Credit Suisse AG
2.738% due 01/23/22 (Ê)	3,090	3,062	Series GMTN
Series L			2.300% due 05/28/19	1,710	1,707
			CSX Corp.

See accompanying notes which are an integral part of this quarterly report.

264 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.700% due 10/30/20	270	278	John Deere Capital Corp.
CVS Health Corp.			2.050% due 03/10/20	2,130	2,114
2.800% due 07/20/20	1,935	1,932	2.700% due 01/06/23	1,305	1,292
2.750% due 12/01/22	660	643	Johnson & Johnson
3.875% due 07/20/25	440	444	1.950% due 11/10/20	1,485	1,471
Daimler Finance NA LLC			2.250% due 03/03/22	1,100	1,087
1.750% due 10/30/19 (Þ)	190	187	JPMorgan Chase & Co.
2.200% due 05/05/20 (Þ)	1,700	1,681	2.750% due 06/23/20	3,340	3,351
Dell International LLC / EMC Corp.			2.682% due 03/01/21 (Ê)	5,006	5,169
6.020% due 06/15/26 (Þ)	2,100	2,299	JPMorgan Chase Bank NA
Delta Air Lines Pass-Through Trust			Series BKNT
Series 071A Class A			2.063% due 02/01/21 (Ê)	1,800	1,802
6.821% due 08/10/22	1,603	1,798	Kellogg Co.
Diamond 1 Finance Corp. / Diamond 2			4.000% due 12/15/20	1,100	1,140
Finance Corp			Kraft Heinz Foods Co.
5.450% due 06/15/23 (Þ)	770	827	4.875% due 02/15/25 (Þ)	335	352
Discovery Communications LLC			Series WI
Series 2YR			2.800% due 07/02/20	1,450	1,451
2.200% due 09/20/19	525	520	L-3 Communications Corp.
eBay, Inc.			Series WI-B
2.200% due 08/01/19	3,709	3,693	5.200% due 10/15/19	420	438
Ecolab, Inc.			Land O' Lakes, Inc.
4.350% due 12/08/21	794	839	6.000% due 11/15/22 (Þ)	530	584
EI du Pont de Nemours & Co.			Lehman Brothers Holdings Capital Trust
2.200% due 05/01/20	1,445	1,436	VII
ERAC USA Finance LLC			5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—
2.600% due 12/01/21 (Þ)	500	490	Lockheed Martin Corp.
ERP Operating LP			3.350% due 09/15/21	410	418
4.750% due 07/15/20	435	455	Manufacturers and Traders Trust Co.
Exelon Corp.			Series BKNT
2.850% due 06/15/20	650	652	2.625% due 01/25/21	1,000	997
Exxon Mobil Corp.			MassMutual Global Funding II
Series FXD			1.550% due 10/11/19 (Þ)	980	966
1.912% due 03/06/20	4,000	3,960	1.950% due 09/22/20 (Þ)	960	944
Ford Motor Credit Co. LLC			McDonald's Corp.
2.012% due 05/03/19	735	730	2.750% due 12/09/20	675	678
1.897% due 08/12/19	2,550	2,519	MeadWestvaco Corp.
2.681% due 01/09/20	1,185	1,182	7.375% due 09/01/19	465	499
2.459% due 03/27/20	770	764	Medtronic, Inc.
General Electric Co.			Series WI
5.550% due 05/04/20	1,660	1,760	2.500% due 03/15/20	1,525	1,526
General Mills, Inc.			Merck Sharp & Dohme Corp.
5.650% due 02/15/19	455	470	5.000% due 06/30/19	1,331	1,379
General Motors Financial Co. , Inc.			Metropolitan Life Global Funding I
3.200% due 07/13/20	1,010	1,018	1.550% due 09/13/19 (Þ)	720	710
3.200% due 07/06/21	1,535	1,536	Microsoft Corp.
Gilead Sciences, Inc.			1.100% due 08/08/19	3,350	3,296
2.550% due 09/01/20	1,190	1,192	Morgan Stanley
Goldman Sachs Group, Inc. (The)			2.800% due 06/16/20	1,075	1,077
2.300% due 12/13/19	680	677	Series GMTN
2.750% due 09/15/20	1,790	1,790	2.330% due 02/10/21 (Ê)	935	938
2.600% due 12/27/20	1,790	1,781	Nestle Holdings, Inc.
HCA, Inc.			2.000% due 09/30/19	4,010	3,988
4.250% due 10/15/19	520	530	New York Life Global Funding
6.500% due 02/15/20	934	996	1.700% due 09/14/21 (Þ)	1,540	1,481
Hyundai Capital America			Newell Brands, Inc.
2.000% due 07/01/19 (Þ)	430	425	5.000% due 11/15/23	675	708
IBM Credit LLC			Nissan Motor Acceptance Corp.
1.800% due 01/20/21	3,925	3,836	1.550% due 09/13/19 (Þ)	820	807
International Business Machines Corp.			Norfolk Southern Corp.
1.800% due 05/17/19	845	840	1.800% due 02/14/20	2,440	2,415
2.250% due 02/19/21	820	812	3.250% due 12/01/21	495	502
1.971% due 11/06/21 (Ê)	490	495	Northrop Grumman Corp.

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 265

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.080% due 10/15/20	975	961	1.375% due 07/28/21	4,290	4,106
Northwest Airlines Class A Pass-			2.200% due 05/05/22	850	831
Through Trust			US Bancorp
Series 07-1			2.200% due 04/25/19	3,465	3,462
7.027% due 11/01/19	221	237	US Bank NA
PACCAR Financial Corp.			Series BKNT
1.200% due 08/12/19	1,225	1,203	2.050% due 10/23/20	500	493
2.500% due 08/14/20	1,103	1,101	Verizon Communications, Inc.
Packaging Corp. of America			3.125% due 03/16/22	970	973
2.450% due 12/15/20	655	652	3.376% due 02/15/25	1,567	1,553
Pfizer, Inc.			VMware, Inc.
2.100% due 05/15/19	4,617	4,609	2.300% due 08/21/20	935	917
Philip Morris International, Inc.			Volkswagen Group of America Finance
1.625% due 02/21/19	925	919	LLC
PNC Bank NA			2.450% due 11/20/19 (Þ)	1,205	1,201
Series BKNT			Wal-Mart Stores, Inc.
2.000% due 05/19/20	2,895	2,856	1.900% due 12/15/20	2,190	2,161
Pricoa Global Funding I			Walt Disney Co. (The)
1.450% due 09/13/19 (Þ)	510	502	1.800% due 06/05/20	4,610	4,549
Principal Life Global Funding II			Wells Fargo & Co.
2.150% due 01/10/20 (Þ)	2,265	2,247	2.125% due 04/22/19	2,095	2,089
Procter & Gamble Co. (The)			Series GMTN
2.150% due 08/11/22	5,075	4,945	2.600% due 07/22/20	3,150	3,145
Protective Life Global Funding			Wells Fargo Bank NA
1.555% due 09/13/19 (Þ)	2,055	2,026	1.966% due 12/06/19 (Ê)	4,190	4,229
Prudential Financial, Inc.			Xcel Energy, Inc.
5.375% due 06/21/20	1,345	1,430	2.600% due 03/15/22	690	680
QUALCOMM, Inc.					254,836
2.600% due 01/30/23	850	820	International Debt - 9.5%
QVC, Inc.			Actavis Funding SCS
3.125% due 04/01/19	785	786	3.000% due 03/12/20 (Þ)	2,195	2,203
Reynolds American, Inc.			AI Mistral Luxembourg Subco Sarl Term
6.875% due 05/01/20	695	757	Loan B
Ryder System, Inc.			4.573% due 03/09/24 (Ê)	993	990
2.500% due 05/11/20	580	577	America Movil SAB de CV
Sabine Pass Liquefaction LLC			5.000% due 10/16/19	895	932
6.250% due 03/15/22	1,100	1,213	Anglo American Capital PLC
SBA Tower Trust			9.375% due 04/08/19 (Þ)	765	824
Series 2014-1A			AP NMT Acquisition BV 1st Lien Term
2.898% due 10/08/19 (Þ)	1,415	1,418	Loan
Sempra Energy			7.444% due 08/13/21 (Ê)	484	484
2.400% due 02/01/20	880	876	ArcelorMittal
Sherwin-Williams Co.			5.750% due 08/05/20	420	443
2.250% due 05/15/20	1,905	1,887	Aristocrat International Pty, Ltd. 1st Lien
Southern Co. (The)			Term Loan B
2.150% due 09/01/19	520	517	3.635% due 10/19/24 (Ê)	1	1
Starbucks Corp.			3.745% due 10/19/24 (Ê)	374	377
2.100% due 02/04/21	290	286	Arterra Wines Canada, Inc. Term Loan
Sysco Corp.			B1
2.600% due 10/01/20	570	571	4.375% due 12/15/23 (Ê)	378	381
Time Warner Cable LLC			AstraZeneca PLC
8.250% due 04/01/19	550	584	2.375% due 11/16/20	965	961
Time Warner, Inc.			2.375% due 06/12/22	905	885
4.750% due 03/29/21	597	630	Bank of Montreal
Toyota Motor Credit Corp.			1.750% due 09/11/19	1,250	1,235
1.700% due 02/19/19	950	945	1.900% due 08/27/21	565	548
1.950% due 04/17/20	500	495	Bank of Nova Scotia
Series GMTN			2.700% due 03/07/22	1,200	1,185
2.700% due 01/11/23	970	961	Barclays Bank PLC
Tyson Foods, Inc.			2.165% due 01/11/21 (Ê)	1,985	1,989
2.250% due 08/23/21	350	342	BP Capital Markets PLC
Unilever Capital Corp.			4.500% due 10/01/20	640	671
4.250% due 02/10/21	592	619	3.216% due 11/28/23	710	717

See accompanying notes which are an integral part of this quarterly report.

266 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canadian Oil Sands, Ltd.			SMART ABS Trust
4.500% due 04/01/22 (Þ)	500	513	Series 2015-3US Class A3A
Credit Agricole SA			1.660% due 08/14/19	428	427
2.506% due 06/10/20 (Ê)(Þ)	1,530	1,553	Svenska Handelsbanken AB
Danone SA			1.813% due 02/12/19 (Ê)(~)	1,950	1,952
1.691% due 10/30/19 (Þ)	1,040	1,025	Series BKNT
Danske Bank A/S			2.845% due 03/30/21 (Ê)	3,690	3,778
1.826% due 03/02/20 (Ê)(Þ)	2,100	2,109	Teva Pharmaceutical Finance
Series REGs			Netherlands III BV
2.200% due 03/02/20	300	297	1.700% due 07/19/19	755	738
Delta 2 Lux Sarl Covenant-Lite Term			Toronto-Dominion Bank (The)
Loan B3			2.125% due 04/07/21	830	814
4.569% due 02/01/24 (Ê)	439	441	Total Capital SA
Deutsche Telekom International Finance			4.450% due 06/24/20	3,245	3,392
BV			Travelport Finance (Luxembourg) SARL
2.225% due 01/17/20 (Þ)	1,015	1,007	Term Loan
Diamond (BC) BV 1st Lien Term Loan			4.166% due 09/02/21 (Ê)	907	910
4.654% due 09/06/24 (Ê)	280	279	UBS AG
Ecopetrol SA			2.450% due 12/01/20 (Þ)	880	873
7.625% due 07/23/19	480	513	Series GMTN
GE Capital International Funding Co.			2.375% due 08/14/19	1,000	998
Unlimited Co			Vodafone Group PLC
2.342% due 11/15/20	885	873	4.375% due 03/16/21	3,950	4,143
GFL Environmental, Inc. Term Loan B					67,225
4.443% due 09/27/23 (Ê)	988	991	Loan Agreements - 14.5%
HSBC Holdings PLC			Abacus Innovations Corp. Term Loan B
3.262% due 03/13/23 (Ê)	375	376	3.625% due 08/16/23 (Ê)	1,238	1,248
ING Bank NV			ABG Intermediate Holdings 2 LLC 1st
1.650% due 08/15/19 (Þ)	1,730	1,705	Lien Term Loan B
KfW			5.193% due 09/29/24 (Ê)	374	379
1.500% due 09/09/19	2,305	2,278	ABG Intermediate Holdings 2 LLC 2nd
Series GMTN			Lien Term Loan
2.750% due 10/01/20	1,150	1,159	9.443% due 09/29/25 (Ê)	250	253
Lions Gate Entertainment Corp. Term			AgroFresh, Inc. Term Loan B
Loan B			6.443% due 07/31/21 (Ê)	372	370
3.817% due 12/08/23 (Ê)	212	214	Air Medical Group Holdings, Inc. 1st
LyondellBasell Industries NV			Lien Term Loan
5.000% due 04/15/19	397	407	0.000% due 09/26/24 (~)(Ê)(v)	94	95
Mondelez International Holdings			Air Methods Corp. Term Loan B
Netherlands BV			5.193% due 04/13/24 (Ê)	742	745
1.625% due 10/28/19 (Þ)	690	680	Almonde, Inc. 1st Lien Term Loan B
Mylan NV			0.000% due 06/16/24 (Ê)(v)	375	377
Series WI			Alphabet Holding Company, Inc. 1st
3.150% due 06/15/21	1,450	1,449	Lien Term Loan
Numericable Group SA Term Loan B12			5.073% due 08/15/24 (Ê)	416	411
4.720% due 01/05/26 (Ê)	998	959	Altice Financing SA 1st Lien Term Loan
Petroleos Mexicanos			4.470% due 01/05/26 (Ê)	200	197
Series WI			Alvogen Pharmaceutical US, Term Loan
5.500% due 02/04/19	1,760	1,808	6.570% due 04/02/22 (Ê)	765	764
Reckitt Benckiser Treasury Services PLC			American Airlines, Inc. Term Loan B
2.375% due 06/24/22 (Þ)	1,765	1,708	3.567% due 06/27/20 (Ê)	1,000	1,004
Royal Bank of Canada			3.567% due 04/28/23 (Ê)	1,875	1,882
Series GMTN			Ancestry. com Operations, Inc. 1st Lien
2.503% due 02/01/22 (Ê)	3,344	3,382	Term Loan B
Sandvine Corp. 1st Lien Term Loan B			4.830% due 10/19/23 (Ê)	496	500
7.319% due 09/21/22 (Ê)	683	679	AP Exhaust Acquisition LLC 1st Lien
Sanofi			Term Loan
4.000% due 03/29/21	1,024	1,065	6.410% due 05/10/24 (Ê)	498	489
Shell International Finance BV			AP Gaming I, LLC Term Loan B
1.375% due 09/12/19	2,550	2,510	7.074% due 02/06/24 (Ê)	311	313
1.875% due 05/10/21	3,270	3,195	Aramark Services, Inc. 1st Lien Term
Shire Acquisitions Investments Ireland			Loan B1
DAC			3.574% due 03/07/25 (Ê)	1,000	1,008
1.900% due 09/23/19	1,215	1,199	Arris Group, Inc. Term Loan

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 267

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.823% due 04/26/24 (Ê)	993	1,000	4.172% due 03/02/24 (Ê)	445	447
Ascena Retail Group, Inc. Term Loan B			CH Hold Corp. 1st Lien Term Loan B
6.125% due 08/21/22 (Ê)	250	223	4.573% due 02/01/24 (Ê)	987	995
Ascend Learning LLC Term Loan B			CH Hold Corp. 2nd Lien Term Loan B
4.573% due 07/12/24 (Ê)	499	501	8.823% due 02/01/25 (Ê)	125	127
AssuredPartners, Inc. 1st Lien Term			Change Healthcare Holdings LLC 1st
Loan B			Lien Term Loan B
5.074% due 10/22/24 (Ê)	374	377	4.323% due 03/01/24 (Ê)	993	998
Asurion LLC Term Loan B4			Charter Communications Operating
4.323% due 08/04/22 (Ê)	475	478	Group, Inc. Term Loan B
Asurion LLC Term Loan B5			3.580% due 04/13/25 (Ê)	1,000	1,005
4.573% due 11/03/23 (Ê)	660	665	Chemours Co. (The) Term Loan B
Atlantic Broadband Finance LLC 1st			4.080% due 05/12/22 (Ê)	250	251
Lien Term Loan			Commercial Barge Line Co. 1st Lien
3.948% due 08/11/24 (Ê)	1,000	1,002	Term Loan
Avaya, Inc. Term Loan B			10.323% due 11/12/20 (Ê)	813	480
6.310% due 11/08/24 (Ê)	1,506	1,513	Community Health Systems, Inc. Term
Avis Budget Car Rental LLC Term Loan			Loan G
B			4.229% due 12/31/19 (Ê)	51	51
3.700% due 03/15/22 (Ê)	494	495	Community Health Systems, Inc. Term
Avolon LLC 1st Lien Term Loan B2			Loan H
3.811% due 03/20/22 (Ê)	373	372	4.479% due 01/27/21 (Ê)	99	97
Bass Pro Group LLC 1st Lien Term			Constellis Holdings LLC 1st Lien Term
Loan B			Loan
6.567% due 09/25/24 (Ê)	374	376	6.693% due 04/18/24 (Ê)	498	504
			ConvergeOne Holdings Corp. Term
Belron SA Term Loan B			Loan B
3.892% due 10/26/24 (Ê)	188	190	6.450% due 06/14/24 (Ê)	498	498
Berry Plastics Group, Inc Term Loan M			Coral US Co. Borrower LLC Term Loan
3.804% due 10/01/22 (Ê)	468	471	B3
3.823% due 10/01/22(Ê)	726	731	5.073% due 01/31/25 (Ê)	1,500	1,506
BJ's Wholesale Club, Inc. 2nd Lien Term			Cortes NP Acquisition Corp Term Loan B
Loan			5.568% due 11/30/23 (Ê)	376	380
8.953% due 01/27/25 (Ê)	500	501
Blount International, Inc. 1st Lien Term			CPI Acquisition, Inc. Term Loan B
Loan B			6.358% due 08/17/22 (Ê)	718	537
5.818% due 04/12/23 (Ê)	375	381	Crown Holdings, Inc. Term Loan B
Brand Energy & Infrastructure Services			0.000% due 01/03/25 (~)(Ê)(v)	375	379
1st Lien Term Loan			CSC Holdings, LLC 1st Lien Term Loan
5.885% due 06/01/24 (Ê)	4	4	3.809% due 07/17/25 (Ê)	1,098	1,099
5.994% due 06/01/24 (Ê)	310	313	Cvent, Inc. 1st Lien Term Loan
6.010% due 06/01/24 (Ê)	60	60	5.323% due 11/29/23 (Ê)	498	501
BWAY Holding Co. Term Loan B			CWGS Group LLC Term Loan
4.874% due 04/03/24 (Ê)	1	1	4.557% due 11/08/23 (Ê)	372	375
4.958% due 04/03/24 (Ê)	496	500	4.573% due 11/08/23 (Ê)	2	2
Cable One, Inc. 1st Lien Term Loan B1			Dell International LLC 1st Lien Term
3.950% due 05/01/24 (Ê)	498	502	Loan B
Caesars Entertainment Operating Co.			3.580% due 09/07/23 (Ê)	1,486	1,491
			Digicert Holdings, Inc. 1st Lien Term
Term Loan			Loan
4.073% due 03/31/24 (Ê)	1,000	1,006
Caesars Resort Collection LLC 1st Lien			6.522% due 10/31/24 (Ê)	250	254
			DuPage Medical Group, Ltd. 1st Lien
Term Loan B			Term Loan
4.323% due 09/27/24 (Ê)	2,500	2,530
Canyon Valor Cos. , Inc. 1st Lien Term			4.416% due 08/11/24 (Ê)	748	754
Loan B			DuPage Medical Group, Ltd. 2nd Lien
5.943% due 06/16/23 (Ê)	748	755	Term Loan
Capital Automotive LP 1st Lien Term			8.416% due 08/11/25 (Ê)	125	125
Loan			E. W. Scripps Co. (The) 1st Lien Term
4.080% due 03/24/24 (Ê)	491	494	Loan B
Capital Automotive LP 2nd Lien Term			3.823% due 10/02/24 (Ê)	249	251
Loan			EagleView Technology Corp. 1st Lien
7.580% due 03/24/25 (Ê)	246	251	Term Loan B
Carestream Dental Equipment, Inc. 1st			5.240% due 07/15/22 (Ê)	247	248
Lien Term Loan			ECI Macola / Max Holding LLC Term
4.943% due 08/07/24 (Ê)	74	74	Loan B
			5.943% due 09/27/24 (Ê)	374	378
CBS Radio Inc. 1st Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

268 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Education Advisory Board 1st Lien Term			Hilton Worldwide Finance LLC Term
Loan			Loan B2
5.484% due 09/06/24 (Ê)	450	453	3.561% due 10/25/23 (Ê)	431	434
Eldorado Resorts, Inc. 1st Lien Term			Impala Private Holdings II LLC 1st Lien
Loan B			Term Loan
3.875% due 04/17/24 (Ê)	206	208	5.700% due 11/11/24 (Ê)	500	500
3.813% due 04/17/24 (Ê)	288	290	INEOS US Finance LLC 1st Lien Term
Emerald US, Inc. Term Loan B1			Loan B
5.693% due 05/09/21 (Ê)	992	989	3.574% due 03/31/24 (Ê)	750	753
EnergySolutions LLC Term Loan			Intrawest Resorts Holdings, Inc. 1st Lien
6.450% due 05/29/20 (Ê)	652	665	Term Loan B1
Envision Healthcare Corp. Term Loan B			4.823% due 06/29/24 (Ê)	500	504
4.580% due 11/17/23 (Ê)	990	993	Kraton Polymers LLC Term Loan
Everi Payments, Inc. Term Loan B			4.573% due 01/06/22 (Ê)	75	75
4.979% due 05/09/24 (Ê)	373	376	Las Vegas Sands LLC Term Loan B
Exact Merger Sub LLC 2nd Lien Term			3.573% due 03/29/24 (Ê)	1,221	1,231
Loan			Learfield Communications, LLC 1st Lien
9.693% due 09/19/25 (Ê)	250	251	Term Loan
First Data Corp. Term Loan			4.830% due 12/01/23 (Ê)	248	250
3.810% due 07/10/22 (Ê)	1,000	1,007	Level 3 Financing, Inc. Term Loan B
Focus Financial Partners LLC 1st Lien			3.696% due 02/22/24 (Ê)	1,500	1,506
Term Loan			MacDermid, Inc. Term Loan B6
4.443% due 07/03/24 (Ê)	748	754	4.573% due 06/07/23 (Ê)	548	552
Fort Dearborn Company 1st Lien Term			MACOM Technology Solutions Term
Loan			Loan
5.622% due 10/19/23 (Ê)	4	4	3.823% due 05/12/24 (Ê)	245	246
5.697% due 10/19/23 (Ê)	368	369	Match Group, Inc. 1st Lien Term Loan B
Freedom Mortgage Corp. 1st Lien Term			4.059% due 11/16/22 (Ê)	667	673
Loan			MCC Iowa LLC 1st Lien Term Loan M
6.956% due 02/23/22 (Ê)	368	372	3.470% due 01/15/25 (Ê)	972	983
Frontier Communications Corp. Term			MGM Growth Properties Operating
Loan B1			Partnership, LP Term Loan B
5.330% due 05/23/24 (Ê)	187	183	3.818% due 04/25/23 (Ê)	983	989
FullBeauty Brands Holdings Corp. 1st			MH Sub I LLC 1st Lien Term Loan
Lien Term Loan			5.338% due 09/15/24 (Ê)	968	972
6.323% due 10/14/22 (Ê)	737	416	MH Sub I LLC 2nd Lien Term Loan
Garda World Security Corp. Term Loan			9.088% due 08/16/25 (Ê)	250	251
4.968% due 05/24/24 (Ê)	298	300	Minerals Technologies, Inc. 1st Lien
GCI Holdings, Inc. 1st Lien Term Loan B			Term Loan B
3.823% due 02/02/22 (Ê)	972	974	3.930% due 02/14/24 (Ê)	131	132
GENEX Services, Inc. 1st Lien Term			3.810% due 02/14/24 (Ê)	313	315
Loan			Navistar International Corp. 1st Lien
5.823% due 05/30/21 (Ê)	742	737	Term Loan B
GHX Ultimate Parent Corp. 1st Lien			5.060% due 11/01/24 (Ê)	750	756
Term Loan			NeuStar, Inc. 1st Lien Term Loan B2
4.693% due 07/13/24 (Ê)	746	750	5.147% due 08/08/24 (Ê)	499	504
Go Daddy Operating Co. LLC 1st Lien			NN, Inc. Incremental Term Loan
Term Loan B			4.823% due 04/03/21 (Ê)	485	490
3.823% due 02/15/24 (Ê)	497	500	NPC International, Inc. First Lien Term
Gray Television, Inc. 1st Lien Term			Loan
Loan B			5.154% due 04/20/24 (Ê)	498	502
3.814% due 02/07/24 (Ê)	990	997	Open Text Corp. Term Loan B
Grifols Worldwide Operations USA Inc.			3.573% due 01/16/21 (Ê)	1,609	1,614
Term Loan			PAREXEL International Corp. 1st Lien
3.715% due 01/31/25 (Ê)	960	965	Term Loan B
Gruden Holdings, Inc. First Lien Term			4.323% due 09/29/24 (Ê)	499	502
Loan			Penn National Gaming, Inc. 1st Lien
7.193% due 08/18/22 (Ê)	619	623	Term Loan B
H B Fuller Co. 1st Lien Term Loan B			4.073% due 01/19/24 (Ê)	825	828
3.811% due 10/20/24 (Ê)	748	754	PetSmart, Inc. Term Loan B2
HCA, Inc. Term Loan B8			4.570% due 03/10/22 (Ê)	374	303
3.823% due 02/15/24 (Ê)	495	499	Post Holdings, Inc. Incremental Term
Hertz Global Holdings, Inc. Term Loan B			Loan
4.320% due 06/30/23 (Ê)	742	743	3.830% due 05/24/24 (Ê)	498	500

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 269

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pre-Paid Legal Services, Inc. 2nd Lien			4.125% due 02/02/24 (Ê)	849	850
Term Loan			Station Casinos LLC 1st Lien Term
10.573% due 07/01/20 (Ê)	500	501	Loan B
Prime Security Services Borrower LLC			4.070% due 06/08/23 (Ê)	374	376
1st Lien Term Loan			Steak n Shake Operations, Inc. Term
4.323% due 05/02/22 (Ê)	1,017	1,026	Loan
Primeline Utility Services LLC 1st Lien			5.330% due 03/19/21 (Ê)	891	753
Term Loan			SunGard Availability Services Capital,
7.070% due 11/12/22 (Ê)	496	498	Inc. Term Loan B
Quest Software US Holdings, Inc. 1st			8.567% due 09/17/21 (Ê)	682	621
Lien Term Loan			Tempo Acquisition LLC Term Loan B
7.272% due 10/31/22 (Ê)	990	1,010	4.573% due 05/01/24 (Ê)	499	501
Quintiles IMS, Inc. 1st Lien Term Loan			TerraForm AP Acquisition Holdings LLC
B2			Term Loan B
3.693% due 01/18/25 (Ê)	249	251	5.943% due 06/26/22 (Ê)	801	805
Rackspace Hosting, Inc. 1st Lien Term			TKC Holdings, Inc. 1st Lien Term Loan
Loan			5.910% due 02/01/23 (Ê)	3	3
4.385% due 11/03/23 (Ê)	996	1,004	6.030% due 02/01/23 (Ê)	990	1,001
Radio One, Inc. 1st Lien Term Loan B			TKC Holdings, Inc. 2nd Lien Term Loan
5.700% due 04/05/23 (Ê)	994	981	9.780% due 02/01/24 (Ê)	374	377
Red Ventures LLC 1st Lien Term Loan B			TMS International Corp. Term Loan B
5.574% due 11/08/24 (Ê)	998	1,008	4.631% due 08/09/24 (Ê)	478	480
Red Ventures LLC 2nd Lien Term Loan			Trans Union LLC 1st Lien Term Loan B3
9.573% due 11/08/25 (Ê)	145	146	3.573% due 04/09/23 (Ê)	496	499
Renaissance Home Equity Loan Trust			Transdigm Group, Inc. 1st Lien Term
Series 2005-4 Class A3			Loan F
5.565% due 02/25/36 (~)(Ê)	26	26	4.323% due 06/09/23 (Ê)	487	491
Research Now Group, Inc. 1st Lien Term			4.443% due 06/09/23 (Ê)	254	256
Loan
7.125% due 11/16/24 (Ê)	375	368	Tribune Co. Term Loan C
Rexnord LLC 1st Lien Term Loan B			4.573% due 01/27/24 (Ê)	632	633

3.810% due 08/21/24 (Ê)	188	189	Tribune Media Co. Term Loan
Reynolds Group Holdings, Inc. Term			4.573% due 12/27/20 (Ê)	51	51
Loan			TruGreen, LP Term Loan
4.323% due 02/05/23 (Ê)	995	1,002	5.536% due 04/13/23 (Ê)	1,088	1,100
RHP Hotel Properties, LP Term Loan B			United Airlines, Inc. Term Loan
3.670% due 05/11/24 (Ê)	496	499	3.772% due 04/01/24 (Ê)	993	997
Rovi Solutions Corp. Term Loan B			UPC Financing Partnership 1st Lien
4.080% due 07/02/21 (Ê)	495	498	Term Loan AR
Scientific Games International, Inc. 1st			4.059% due 01/15/26 (Ê)	500	502
Lien Term Loan B4			USI, Inc. Term Loan B
4.823% due 08/14/24 (Ê)	1,696	1,705	4.693% due 05/16/24 (Ê)	499	501
SeaWorld Parks & Entertainment Term			Valeant Pharmaceuticals International,
Loan B5			Inc. Term Loan B F1
4.693% due 03/31/24 (Ê)	1,059	1,058	5.060% due 04/02/22 (Ê)	272	276
Sesac Holdco II LLC 1st Lien Term Loan			Varisty Brands, Inc. Term Loan B
4.729% due 02/13/24 (Ê)	22	22	5.074% due 11/29/24 (Ê)	375	379
4.823% due 02/13/24 (Ê)	103	103	Verdesian Life Sciences LLC Term Loan
Signode Industrial Group US, Inc. 1st			6.772% due 07/01/20 (Ê)	844	768
Lien Term Loan B			Veresen Midstream, Ltd. Term Loan B
4.443% due 05/01/21 (Ê)	336	336	4.693% due 03/31/22 (Ê)	369	373
4.323% due 05/01/21 (Ê)	362	363	VICI Properties 1 LLC Term Loan B
Sinclair Television Group, Inc. 1st Lien			3.811% due 10/14/22 (Ê)	250	252
Term Loan B			W3 Co. Term Loan B
0.000% due 12/12/24 (~)(Ê)(v)	1,250	1,260	7.567% due 03/08/22 (Ê)	373	370
Solarwinds Holdings, Inc. Term Loan			7.693% due 03/08/22 (Ê)	1	1
5.073% due 02/05/23 (Ê)	977	982	Wastequip LLC Term Loan
Solera LLC Term Loan B			6.073% due 08/09/19 (Ê)	94	94
4.823% due 03/04/23 (Ê)	463	466	Weight Watchers International, Inc. 1st
Spectrum Brands, Inc. Term Loan B			Lien Term Loan B
3.623% due 06/23/22 (Ê)	414	415	6.320% due 11/29/24 (Ê)	64	64
3.651% due 06/23/22 (Ê)	355	357	6.450% due 11/29/24 (Ê)	274	277
3.397% due 06/23/22 (Ê)	333	334	WMG Acquisition Corp. 1st Lien Term
Sprint Communications, Inc. 1st Lien			Loan E
Term Loan B			3.807% due 11/01/23 (Ê)	751	754

See accompanying notes which are an integral part of this quarterly report.

270 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		101,884	Series 2012-CR3 Class ASB
Mortgage-Backed Securities - 15.7%			2.372% due 10/15/45	190	189
Aventura Mall Trust 2013-AVM			Series 2013-CR6 Class A2
Series 2013-AVM Class A			2.122% due 03/10/46	45	45
3.743% due 12/05/32 (~)(Ê)(Þ)	1,290	1,320	Series 2013-CR12 Class A2
BAMLL Commercial Mortgage Securities			2.904% due 10/10/46	1,100	1,104
Trust			Series 2013-CR13 Class A2
Series 2014-ICTS Class C			3.039% due 11/12/46	3,005	3,022
2.878% due 06/15/28 (Ê)(Þ)	320	319	Series 2014-CR16 Class A1
Series 2014-ICTS Class D			1.445% due 04/10/47	128	128
3.378% due 06/15/28 (Ê)(Þ)	150	149	Series 2014-CR16 Class A2
Banc of America Commercial Mortgage			3.042% due 04/10/47	640	644
Trust			Series 2014-LC15 Class A2
Series 2013-1 Class AM			2.840% due 04/10/47	380	382
5.416% due 01/15/49 (Þ)	160	162	Credit Suisse Commercial Mortgage
Series 2016-UB10 Class A1			Trust Series
1.559% due 07/15/49	599	590	Series 2006-C1 Class G
Banc of America Funding Trust			5.875% due 02/15/39 (~)(Ê)(Þ)	103	102
Series 2006-A Class 1A1			Credit Suisse First Boston Mortgage
3.605% due 02/20/36 (~)(Ê)	214	211	Securities Corp.
Banc of America Merrill Lynch			Series 1998-C1 Class F
Commercial Mortgage, Inc.			6.000% due 05/17/40 (Þ)	25	25
Series 2003-2 Class H			Series 2004-C4 Class E
5.957% due 03/11/41 (~)(Ê)(Þ)	1,516	1,542	5.135% due 10/15/39 (~)(Ê)(Þ)	856	879
Barclays Commercial Mortgage			Deutsche Bank Commercial Mortgage
Securities Trust			Trust
Series 2015-RRI Class A			Series 2016-C1 Class A1
2.727% due 05/15/32 (Ê)(Þ)	143	143	1.676% due 05/10/49	309	305
BCAP LLC Trust			Deutsche Mortgage Securities, Inc. Re-
Series 2011-R11 Class 15A1			REMIC Trust
3.624% due 10/26/33 (~)(Ê)(Þ)	505	511	Series 2007-WM1 Class A1
Series 2011-R11 Class 20A5			3.197% due 06/27/37 (~)(Ê)(Þ)	553	561
3.533% due 03/26/35 (~)(Ê)(Þ)	186	187	Fannie Mae
Bear Stearns ARM Trust			4.500% due 2019	8	8
Series 2004-5 Class 2A			4.500% due 2020	298	302
3.892% due 07/25/34 (~)(Ê)	278	275	4.500% due 2021	17	18
Bear Stearns Commercial Mortgage			2.400% due 2022	694	693
Securities Trust			2.500% due 2022	1,105	1,096
Series 2004-PWR5 Class L			2.570% due 2022	429	424
4.693% due 07/11/42 (~)(Ê)(Þ)	416	413	7.000% due 2022	11	12
Series 2004-PWR6 Class B
4.945% due 11/11/41 (~)(Ê)(Þ)	3	3	2.000% due 2023	1,612	1,600
Series 2004-PWR6 Class G			2.500% due 2024	3,935	3,922
5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	1,036	2.500% due 2025	1,083	1,079
Capmark Mortgage Securities, Inc.			3.130% due 2025	349	352
Series 1997-C2 Class G			4.500% due 2025	289	301
6.750% due 04/15/29 (~)(Ê)	114	115	4.790% due 2028	307	311
CG-CCRE Commercial Mortgage Trust			3.500% due 2030	1,175	1,204
Series 2014-FL2 Class A			5.000% due 2031	1,396	1,496
3.104% due 11/15/31 (Ê)(Þ)	995	996	3.312% due 2033(Ê)	12	13
Citigroup Commercial Mortgage Trust			Fannie Mae Aces
Series 2004-C2 Class F			Series 2017-M5 Class FA
5.211% due 10/15/41 (~)(Ê)(Þ)	385	396	1.727% due 04/25/24 (Ê)	1,148	1,151
Series 2016-C1 Class A1			Fannie Mae Grantor Trust
1.506% due 05/10/49	1,383	1,363	Series 2001-T4 Class A1
Series 2017-C4 Class A1			7.500% due 07/25/41	425	488
2.121% due 10/12/50	512	506	Series 2004-T2 Class 1A3
Series 2017-P8 Class A1			7.000% due 11/25/43	372	424
2.065% due 09/15/50	1,012	995	Fannie Mae REMIC Trust
Commercial Mortgage Trust			Series 2004-W12 Class 1A1
Series 2005-GG3 Class E			6.000% due 07/25/44	1,628	1,817
5.087% due 08/10/42 (~)(Ê)	330	330	Series 2005-W1 Class 1A2
Series 2006-C8 Class AJ			6.500% due 10/25/44	68	77
5.377% due 12/10/46	405	407	Fannie Mae REMICS

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 271

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-70 Class EB			Freddie Mac Multifamily Structured
5.000% due 10/25/24	47	49	Pass-Through Certificates
Series 2007-73 Class A1			Series 2015-KF12 Class A
1.388% due 07/25/37 (Å)(Ê)	36	36	1.932% due 09/25/22 (Ê)	1,139	1,142
Series 2009-96 Class DB			Series 2015-KP02 Class A2
4.000% due 11/25/29	100	103	2.355% due 04/25/21 (~)(Ê)	796	796
Series 2011-88 Class AB			Series 2016-KF15 Class A
2.500% due 09/25/26	92	92	1.902% due 02/25/23 (Ê)	1,611	1,620
Series 2011-141 Class EA			Series 2017-KF27 Class A
1.750% due 07/25/21	247	245	1.652% due 12/25/26 (Ê)	2,134	2,142
Series 2013-21 Class BA			Freddie Mac Reference REMIC
1.000% due 03/25/23	1,387	1,350	Series 2006-R006 Class ZA
Series 2013-136 Class KA			6.000% due 04/15/36	1,032	1,132
2.000% due 05/25/25	266	266	Freddie Mac REMICS
Series 2014-26 Class HC			Series 2003-2559 Class PB
2.500% due 02/25/28	1,145	1,137	5.500% due 08/15/30	—	—
Fannie Mae Whole Loan			Series 2005-2922 Class JN
Series 2004-W9 Class 2A1			4.500% due 02/15/20	136	137
6.500% due 02/25/44	19	21	Series 2010-3704 Class DC
Fannie Mae-Aces			4.000% due 11/15/36	210	213
Series 2012-M2 Class A1			Series 2011-3803 Class PG
1.824% due 02/25/22	1,235	1,230	4.000% due 01/15/41	343	350
Series 2013-M5 Class ASQ4			Series 2011-3816 Class D
1.919% due 01/25/22	1,017	1,006	3.500% due 08/15/28	188	189
Series 2014-M1 Class A1			Series 2012-4083 Class DC
2.325% due 07/25/23 (~)(Ê)	70	70	1.500% due 07/15/27	1,055	1,015
Series 2016-M3 Class ASQ1			Series 2012-4147 Class LD
1.468% due 02/25/23	397	393	1.500% due 09/15/32	3,031	2,917
Series 2016-M6 Class ASQ2			Series 2014-4315 Class CA
1.785% due 06/25/19	1,330	1,325	2.000% due 01/15/23	1,036	1,019
Series 2016-M7 Class AV1			Series 2014-4323 Class WJ
1.557% due 10/25/23	750	734	2.500% due 04/15/28	1,010	1,007
Series 2016-M10 Class FA			Series 2014-4350 Class CA
1.978% due 08/25/28 (Ê)	1,447	1,449	2.000% due 10/15/19	20	20
FDIC Trust			Series 2014-4351 Class GA
Series 2010-R1 Class A			2.000% due 11/15/19	40	40
2.184% due 05/25/50 (Þ)	684	686	Series 2014-4383 Class JC
Series 2011-R1 Class A			2.000% due 05/15/23	245	245
2.672% due 07/25/26 (Þ)	276	276	Series 2014-4399 Class A
Federal Home Loan Mortgage Corp.			2.500% due 07/15/24	598	597
Multifamily Structured Pass-Through			Freddie Mac Structured Pass-Through
Certificates			Certificates
Series 2010-K007 Class A1			Series 2003-58 Class 2A
3.342% due 12/25/19	12	12	6.500% due 09/25/43	25	28
Series 2010-K009 Class A1			Series 2007-75 Class A1
2.757% due 05/25/20	160	161	0.564% due 12/25/36 (Ê)	483	481
Series 2012-K019 Class A1			FREMF Mortgage Trust
1.459% due 09/25/21	1,685	1,659	Series 2013-K712 Class B
Series 2016-K504 Class A1			3.369% due 05/25/45 (~)(Ê)(Þ)	115	116
1.680% due 10/25/19	64	64	Galton Funding Mortgage Trust
Series 2016-KP03 Class A2			Series 2018-1 Class A43
1.780% due 07/25/19	2,697	2,678	3.500% due 11/25/57 (~)(Ê)(Š)(Þ)	955	964
Finance of America Structured Securities			GE Capital Commercial Mortgage Corp.
Trust			Series 2005-C1 Class D
Series 2017-HB1 Class A			4.410% due 06/10/48 (~)(Ê)	147	146
2.321% due 11/25/27 (~)(Ê)(Š)(Þ)	659	657	Ginnie Mae
Freddie Mac			Series 2010-14 Class A
5.500% due 2019	103	105	4.500% due 06/16/39	109	113
5.500% due 2022	115	120	Series 2010-H12 Class PT
4.500% due 2026	2,041	2,130	5.470% due 11/20/59	24	24
5.500% due 2029	80	87	Series 2010-H22 Class JI
3.500% due 2030	1,033	1,062	Interest Only STRIP
			2.508% due 11/20/60 (~)(Ê)	2,179	100
			Series 2011-H22 Class A

See accompanying notes which are an integral part of this quarterly report.

272 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.000% due 12/20/61	3,071	3,081	JPMorgan Chase Commercial Mortgage
Series 2012-H11 Class CI			Securities Trust
Interest Only STRIP			Series 2004-LN2 Class B
2.908% due 04/20/62 (~)(Ê)	2,754	112	5.462% due 07/15/41 (~)(Ê)	280	250
Series 2013-H03 Class HI			Series 2005-CB12 Class AJ
Interest Only STRIP			4.987% due 09/12/37 (~)(Ê)	295	300
2.631% due 12/20/62 (~)(Ê)	4,307	265	Series 2007-LDPX Class AM
Series 2014-137 Class JD			5.464% due 01/15/49 (~)(Ê)	618	620
5.459% due 09/20/44 (~)(Ê)	713	771	Series 2008-C2 Class A4
Series 2016-H24 Class KF			6.068% due 02/12/51	23	23
2.041% due 11/20/66 (Ê)	1,241	1,238	Series 2014-CBM Class A
Series 2017-H13 Class FJ			2.150% due 10/15/29 (Ê)(Þ)	2,060	2,060
1.433% due 05/20/67 (Ê)	2,253	2,253	Series 2015-SGP Class A
Series 2017-H16 Class PT			3.260% due 07/15/36 (Ê)(Þ)	774	775
4.741% due 05/20/66 (~)(Ê)	1,210	1,227	Series 2018-BCON Class A
Ginnie Mae II			3.735% due 01/05/31 (Þ)	550	566
2.000% due 2040(Ê)	463	482	Series 2018-BCON Class B
2.750% due 2040(Ê)	1,602	1,646	3.756% due 01/05/31 (~)(Ê)(Þ)	900	919
3.500% due 2040(Ê)	19	20	JPMorgan Mortgage Trust
5.390% due 2059(~)(Ê)	56	57	Series 2004-A2 Class 1A1
5.508% due 2059(~)(Ê)	19	19	3.567% due 05/25/34 (~)(Ê)	70	69
4.293% due 2060(~)(Ê)	276	277	Series 2005-A4 Class 1A1
4.650% due 2060(~)(Ê)	218	220	3.492% due 07/25/35 (~)(Ê)	28	28
4.608% due 2061(~)(Ê)	394	400	Series 2006-A6 Class 1A2
			3.584% due 10/25/36 (~)(Ê)	13	12
4.648% due 2061(~)(Ê)	943	958	LB-UBS Commercial Mortgage Trust
4.489% due 2062(~)(Ê)	1,226	1,248	Series 2004-C8 Class G
4.816% due 2062(~)(Ê)	851	867	5.094% due 12/15/39 (~)(Ê)(Þ)	137	138
4.856% due 2062(~)(Ê)	925	941	Series 2005-C3 Class D
4.872% due 2064(~)(Ê)	177	180	4.954% due 07/15/40 (~)(Ê)	102	103
5.170% due 2066(~)(Ê)	212	217	Series 2005-C7 Class F
4.674% due 2067(~)(Ê)	961	979	5.350% due 11/15/40 (~)(Ê)	510	519
4.676% due 2067(~)(Ê)	973	996	Mastr Adjustable Rate Mortgages Trust
Ginnie Mae REMICS			Series 2005-1 Class B1
Series 2009-88 Class QA			3.161% due 03/25/35 (~)(Ê)	138	51
4.500% due 10/16/39	427	441	Mastr Reperforming Loan Trust
Series 2010-H28 Class JA			Series 2005-1 Class 1A3
3.750% due 12/20/60	325	326	7.000% due 08/25/34 (Þ)	319	318
GS Mortgage Securities Trust			Series 2005-2 Class 1A4
Series 2007-GG10 Class AM			8.000% due 05/25/35 (Þ)	239	249
5.941% due 08/10/45 (~)(Ê)	390	396	Merrill Lynch Mortgage Investors Trust
GSMPS Mortgage Loan Trust			Series 1998-C3 Class IO
Series 1998-1 Class A			Interest Only STRIP
8.000% due 09/19/27 (~)(Ê)(Þ)	24	23	1.032% due 12/15/30 (~)(Ê)	362	—
Series 1998-2 Class A			Series 2005-A10 Class A
7.750% due 05/19/27 (~)(Ê)(Þ)	80	82	1.234% due 02/25/36 (Ê)	22	21
Series 1998-3 Class A			Merrill Lynch Mortgage Trust
7.750% due 09/19/27 (~)(Ê)(Þ)	4	4	Series 2005-CKI1 Class D
Series 1999-3 Class A			5.515% due 11/12/37 (~)(Ê)	148	148
8.000% due 08/19/29 (~)(Ê)(Þ)	11	10	Morgan Stanley Bank of America Merrill
Series 2005-RP1 Class 1A4			Lynch Trust
8.500% due 01/25/35 (Þ)	106	119	Series 2015-C26 Class A1
Series 2006-RP1 Class 1A2			1.591% due 10/15/48	740	727
7.500% due 01/25/36 (Þ)	293	307	Morgan Stanley Capital I Trust
Series 2006-RP1 Class 1A3			Series 2006-T21 Class B
8.000% due 01/25/36 (Þ)	336	359	5.312% due 10/12/52 (~)(Ê)(Þ)	796	795
JPMBB Commercial Mortgage Securities			Motel 6 Trust
Trust			Series 2017-MTL6 Class C
Series 2015-C30 Class A1			2.960% due 08/15/34 (Ê)(Þ)	198	199
1.738% due 07/15/48	990	985	MSDWMC Owner Trust
Series 2015-C33 Class A1			Series 2000-F1 Class E
1.898% due 12/15/48	365	362	8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	1,105	1,122
Series 2016-C1 Class A1			NCUA Guaranteed Notes Trust
1.695% due 03/15/49	1,076	1,065	Series 2010-R3 Class 3A

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 273

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.400% due 12/08/20	173	172	Short-Term Investments - 11.4%
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates			American Honda Finance Corp.
Series 2003-34A Class 6A			1.600% due 07/13/18	795	794
3.605% due 11/25/33 (~)(Ê)	134	133	American Tower Trust I
Tharaldson Hotel Portfolio Trust			Series 2013-13 Class 1A
Series 2018-THL Class A			1.551% due 03/15/18 (Þ)	1,165	1,164
2.300% due 11/11/34 (Ê)(Þ)	765	766	Assurant, Inc.
UBS-Barclays Commercial Mortgage			2.500% due 03/15/18	1,025	1,026
Trust
Series 2013-C6 Class A2			AT&T, Inc.
2.067% due 04/10/46	382	382	2.375% due 11/27/18	3,855	3,862
Wachovia Bank Commercial Mortgage			Bank of Montreal
Trust			Series YCD
Series 2006-C26 Class AM			2.000% due 06/18/18 (Ê)(~)	3,700	3,701
6.200% due 06/15/45 (~)(Ê)	136	137	Barton Capital SA
Series 2006-C28 Class B			1.499% due 02/12/18 (ç)(Þ)(~)	800	800
5.672% due 10/15/48 (~)(Ê)	475	481
Washington Mutual Mortgage Pass-			Berkshire Hathaway Finance Corp.
Through Certificates Trust			1.450% due 03/07/18	935	935
Series 2003-AR7 Class A7			Canadian Imperial Bank of Commerce
2.676% due 08/25/33 (~)(Ê)	43	44	Series YCD
Wells Fargo Commercial Mortgage Trust			2.112% due 07/13/18 (Ê)	3,100	3,102
Series 2014-LC18 Class A1			Cardinal Health, Inc.
1.437% due 12/15/47	101	100	1.950% due 06/15/18	525	525
Series 2015-C27 Class A1			Chevron Corp.
1.730% due 02/15/48	141	141	1.718% due 06/24/18	615	615
Series 2015-C31 Class A1
1.679% due 11/15/48	747	741	1.790% due 11/16/18	330	330
Series 2016-C34 Class A1			Danske Corp.
1.423% due 06/15/49	490	482	Series A
Wells Fargo Mortgage Backed Securities			1.745% due 02/16/18 (ç)(Þ)(~)	2,195	2,194
Trust			Energy Future Intermediate Holding Co.
Series 2004-H Class A1			LLC Term Loan
3.351% due 06/25/34 (~)(Ê)	368	374	4.567% due 06/28/18 (Ê)	250	251
Series 2005-AR2 Class 2A1			Eni Finance USA, Inc.
3.232% due 03/25/35 (~)(Ê)	79	79	1.712% due 02/26/18 (ç)(Þ)(~)	725	724
WFCG Commercial Mortgage Trust			Enterprise Fleet Financing LLC
Series 2015-BXRP Class B			Series 2017-2 Class A1
3.031% due 11/15/29 (Ê)(Þ)	1,330	1,332	1.500% due 07/20/18 (Þ)	838	838
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2			ERAC USA Finance LLC
2.927% due 03/15/46	530	532	2.800% due 11/01/18 (Þ)	2,075	2,083
		110,740	Fannie Mae
United States Government Treasuries - 5.2%			5.000% due 03/01/18	79	79
United States Treasury Notes			3.738% due 06/01/18	418	418
1.750% due 11/30/19	1,780	1,768	Fannie Mae-Aces
1.875% due 12/31/19	20,040	19,937	Series 2013-M7 Class ASQ2
2.000% due 01/31/20	9,730	9,701	1.233% due 03/26/18	32	32
1.125% due 04/30/20	4,035	3,940	Series 2013-M9 Class ASQ2
2.000% due 01/15/21	1,245	1,235	1.825% due 06/25/18	227	227
		36,581	Federal Home Loan Bank Discount
Total Long-Term Investments			Notes
(cost $631,844)		627,482	1.000% due 02/01/18 (ç)(~)	1,025	1,025
			Federal Home Loan Mortgage Corp.
			Multifamily Structured Pass-Through
Common Stocks - 0.0%			Certificates
Health Care - 0.0%			Series 2012-K706 Class X1
Millennium Health LLC(Å)(Æ)	14,856	2	Interest Only STRIP
Total Common Stocks			1.686% due 10/25/18 (Ê)	10,258	81
(cost $108)		2	Ford Motor Credit Co. LLC
			2.551% due 10/05/18	525	527
			Freddie Mac

See accompanying notes which are an integral part of this quarterly report.

274 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.000% due 03/01/18	—	—	Series MTN
Freddie Mac Multifamily Structured			1.964% due 01/09/19 (Ê)	3,810		3,815
Pass-Through Certificates			U. S. Cash Management Fund (@)	26,133,813	(8)	26,134
Series 2011-K702 Class X1			United States Treasury Bills
Interest Only STRIP			0.000% due 02/01/18 (ç)(~)	300		300
1.623% due 02/25/18 (Ê)	4,423	—	1.563% due 06/28/18 (~)	2,075		2,062
Freddie Mac REMICS
Series 2003-2632 Class AB			Westpac Banking Corp.
4.500% due 06/15/18	64	64	1.550% due 05/25/18	1,240		1,239
Series 2003-2657 Class WT			2.507% due 07/30/18 (Ê)	750		753
4.500% due 08/15/18	15	16	1.950% due 11/23/18	855		854
General Electric Capital Corp.			Total Short-Term Investments
Series GMTN			(cost $80,458)			80,348
5.625% due 05/01/18	158	159
General Mills, Inc.			Total Investments 100.5%
6.590% due 10/15/18	2,825	2,910	(identified cost $712,410)			707,832
General Motors Financial Co. , Inc.

2.400% due 04/10/18	530	531	Other Assets and Liabilities,
Harris Corp.			Net - (0.5%)			(3,620)
1.999% due 04/27/18	485	485
Hewlett Packard Enterprise Co.			Net Assets - 100.0%			704,212
2.850% due 10/05/18	1,500	1,507
Huntington National Bank (The)
Series BKNT
2.200% due 11/06/18	865	865
International Lease Finance Corp.
3.875% due 04/15/18	800	803
John Deere Capital Corp.
1.650% due 10/15/18	630	628
KeyCorp
2.300% due 12/13/18	1,005	1,006
Microsoft Corp.
1.300% due 11/03/18	925	920
MMAF Equipment Finance LLC
Series 2014-AA Class A3
0.870% due 01/08/19 (Þ)	27	27
Morgan Stanley
2.200% due 12/07/18	1,865	1,865
Noble Holding International, Ltd.
5.750% due 03/16/18	595	596
PepsiCo, Inc.
5.000% due 06/01/18	350	354
PSEG Power LLC
2.450% due 11/15/18	347	348
Royal Bank of Canada
Series GMTN
1.800% due 07/30/18	420	420
Royal Bank of Scotland Group PLC
4.700% due 07/03/18	1,025	1,035
Sky PLC
6.100% due 02/15/18 (Þ)	832	833
Toronto-Dominion Bank (The)
2.154% due 01/18/19 (Ê)	1,000	1,003
Series MTN
2.585% due 01/22/19 (Ê)	2,680	2,697
Toyota Motor Credit Corp.
Series GMTN
2.182% due 07/13/18 (Ê)	785	786

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 275

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Fannie Mae REMICS	08/17/07	36,136	99.21	36	36
Millennium Health LLC	12/21/15	14,856	7.27	108	2
					38
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

276 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Abacus Innovations Corp. Term Loan B	USD 1 Month LIBOR	2.000
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Air Methods Corp. Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I, LLC Term Loan B	USD 1 Month LIBOR	5.500
AP NMT Acquisition BV 1st Lien Term Loan	USD 3 Month LIBOR	5.750
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arris Group, Inc. Term Loan	USD 1 Month LIBOR	2.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B5	USD 1 Month LIBOR	3.000
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avis Budget Car Rental LLC Term Loan B	USD 3 Month LIBOR	2.000
Avolon LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.250
BAMLL Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.400
BAMLL Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.900
Bank of America Corp.	USD 3 Month LIBOR	0.370
Bank of Montreal	USD 3 Month LIBOR	1.200
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.250
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Belron SA Term Loan B	USD 3 Month LIBOR	2.500
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
BJ's Wholesale Club, Inc. 2nd Lien Term Loan	USD 2 Month LIBOR	7.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services Term Loan	USD 3 Month LIBOR	4.250
BWAY Holding Co. Term Loan B	USD 3 Month LIBOR	3.250
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.250
Caesars Entertainment Operating Co. Term Loan	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.390
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital Automotive LP 2nd Lien Term Loan	USD 1 Month LIBOR	6.000

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 277

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
Carestream Dental Equipment, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
CH Hold Corp. 2nd Lien Term Loan B	USD 1 Month LIBOR	7.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chemours Co. (The) Term Loan B	USD 1 Month LIBOR	2.500
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	2.140
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Community Health Systems, Inc. Term Loan G	USD 3 Month LIBOR	2.750
Community Health Systems, Inc. Term Loan H	USD 3 Month LIBOR	3.000
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
ConvergeOne Holdings Corp. Term Loan B	USD 3 Month LIBOR	4.750
Coral US Co. Borrower LLC Term Loan B3	USD 1 Month LIBOR	3.500
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Credit Agricole SA	USD 3 Month LIBOR	1.940
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Danske Bank A/S	USD 3 Month LIBOR	1.020
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 Lux Sarl Covenant-Lite Term Loan B3	USD 1 Week LIBOR	3.000
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
DuPage Medical Group, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Eldorado Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Energy Future Intermediate Holding Co. LLC Term Loan	USD 1 Month LIBOR	3.000
EnergySolutions LLC Term Loan	USD 3 Month LIBOR	4.750
Envision Healthcare Corp. Term Loan B	USD 1 Month LIBOR	3.000
Everi Payments, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae-Aces	USD 1 Month LIBOR	0.620
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Focus Financial Partners LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000

See accompanying notes which are an integral part of this quarterly report.

278 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.040
Freedom Mortgage Corp. 1st Lien Term Loan	USD 6 Month LIBOR	5.500
Frontier Communications Corp. Term Loan B1	USD 1 Month LIBOR	3.750
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Garda World Security Corp. Term Loan	USD 3 Month LIBOR	3.500
GCI Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
GENEX Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
GFL Environmental, Inc. Term Loan B	USD 3 Month LIBOR	2.750
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	0.200
Ginnie Mae	USD 12 Month LIBOR	0.250
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Gray Television, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Hertz Global Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	2.000
HSBC Holdings PLC	USD 3 Month LIBOR	1.055
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
International Business Machines Corp.	USD 3 Month LIBOR	0.580
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.250
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	0.900
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.700
Kraton Polymers LLC Term Loan	USD 1 Month LIBOR	3.000
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	2.000
Learfield Communications, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Match Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 279

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Morgan Stanley	USD 3 Month LIBOR	0.550
Motel 6 Trust	USD 1 Month LIBOR	1.400
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NeuStar, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	3.750
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	2.000
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Prime Security Services Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Primeline Utility Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	5.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
SeaWorld Parks & Entertainment Term Loan B5	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Signode Industrial Group US, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
Solarwinds Holdings, Inc. Term Loan	USD 1 Month LIBOR	3.500
Solera LLC Term Loan B	USD 1 Month LIBOR	3.250
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Spectrum Brands, Inc. Term Loan B	USD 3 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.800
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
TKC Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000

See accompanying notes which are an integral part of this quarterly report.

280 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
TMS International Corp. Term Loan B		USD 2 Month LIBOR			3.000
Toronto-Dominion Bank (The)		USD 3 Month LIBOR			0.420
Toronto-Dominion Bank (The)		USD 3 Month LIBOR			1.680
Toyota Motor Credit Corp.		USD 3 Month LIBOR			0.520
Toyota Motor Credit Corp.		USD 3 Month LIBOR			0.460
Trans Union LLC 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
TransDigm, Inc. 1st Lien Term Loan F		USD 3 Month LIBOR			2.750
Travelport Finance (Luxembourg) SARL Term Loan		USD 3 Month LIBOR			2.750
Tribune Co. Term Loan C		USD 1 Month LIBOR			3.000
Tribune Media Co. Term Loan		USD 1 Month LIBOR			3.000
TruGreen, LP Term Loan		USD 3 Month LIBOR			4.000
United Airlines, Inc. Term Loan		USD 3 Month LIBOR			2.000
UPC Financing Partnership 1st Lien Term Loan AR		USD 1 Month LIBOR			2.500
USI, Inc. Term Loan B		USD 3 Month LIBOR			3.000
Valeant Pharmaceuticals International, Inc. Term Loan B F1		USD 1 Month LIBOR			3.500
Varisty Brands, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Verdesian Life Sciences LLC Term Loan		USD 3 Month LIBOR			5.000
Veresen Midstream, Ltd. Term Loan B		USD 3 Month LIBOR			3.000
VICI Properties 1 LLC Term Loan B		USD 1 Month LIBOR			2.250
W3 Co. Term Loan B		USD 3 Month LIBOR			6.000
Wastequip LLC Term Loan		USD 1 Month LIBOR			4.500
Weight Watchers International, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			4.750
Wells Fargo Bank NA		USD 3 Month LIBOR			1.950
Westpac Banking Corp.		USD 3 Month LIBOR			0.740
WFCG Commercial Mortgage Trust		USD 1 Month LIBOR			1.472
WMG Acquisition Corp. 1st Lien Term Loan E		USD 1 Month LIBOR			2.250
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	222	AUD	28,326	03/18	(472)
United States 2 Year Treasury Note Futures	261	USD	55,655	03/18	(313)
United States 10 Year Treasury Note Futures	231	USD	28,085	03/18	(723)
Short Positions
Euro-Bund Futures	101	EUR	16,041	03/18	523
Long Gilt Futures	125	GBP	15,268	03/18	400
United States 2 Year Treasury Note Futures	7	USD	1,493	03/18	4
United States 5 Year Treasury Note Futures	50	USD	5,736	03/18	46
United States 10 Year Treasury Note Futures	55	USD	6,687	03/18	127
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(408)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	1,181	EUR	961	02/26/18	14

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 281

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
											Unrealized
											Appreciation
				Amount			Amount				(Depreciation)
Counterparty				Sold			Bought		Settlement Date		$
Bank of Montreal			USD	3,247	EUR			2,643	02/26/18		39
Bank of Montreal			USD	1,181	GBP			855	02/26/18		34
Bank of Montreal			USD	3,248	GBP			2,352	02/26/18		94
Bank of Montreal			CHF	1,411	USD			1,468	02/26/18		(51)
Bank of Montreal			CHF	3,104	USD			3,229	02/26/18		(111)
Citibank			SEK	23,541	USD			2,943	02/26/18		(49)
Commonwealth Bank of Australia			USD	1,182	EUR			961	02/26/18		13
Commonwealth Bank of Australia			USD	3,250	EUR			2,643	02/26/18		36
Commonwealth Bank of Australia			USD	1,181	GBP			855	02/26/18		34
Commonwealth Bank of Australia			USD	3,249	GBP			2,352	02/26/18		93
Commonwealth Bank of Australia			CHF	1,411	USD			1,469	02/26/18		(50)
Commonwealth Bank of Australia			CHF	3,104	USD			3,231	02/26/18		(108)
Royal Bank of Canada			USD	2,912	NZD			3,997	02/26/18		33
Royal Bank of Canada			CHF	2,257	USD			2,349	02/26/18		(80)
Royal Bank of Canada			NZD	3,198	USD			2,330	02/26/18		(26)
State Street			USD	2,926	AUD			3,675	02/26/18		35
State Street			USD	2,320	ILS			7,915	02/26/18		(3)
State Street			DKK	17,892	USD			2,953	02/26/18		(36)
State Street			ILS	21,766	USD			6,381	02/26/18		9
Westpac			USD	6,410	JPY			709,262	02/26/18		96
Westpac			NOK	51,055	USD			6,493	02/26/18		(135)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts											(119)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
									Premiums	Unrealized
					Fund (Pays)/				Paid/	Appreciation
		Purchase/Sell			Receives			Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount	Fixed Rate			Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD	2,770	5.000	%(2)	12/20/22		183	45	228
Total Open Credit Indices Contracts (å)									183	45	228

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
								Practical
Portfolio Summary		Level 1	Level 2		Level 3			Expedient (a)		Total
Long-Term Investments

Asset-Backed Securities		$—		$54,980		$1,236			$—		$56,216
Corporate Bonds and Notes		—		254,836			—		—		254,836
International Debt		—		67,225			—		—		67,225
Loan Agreements		—		101,884			—		—		101,884
Mortgage-Backed Securities		—		107,997		2,743			—		110,740
United States Government Treasuries		—		36,581			—		—		36,581
Common Stocks		—		2			—		—		2
Short-Term Investments		—		54,214			—		26,134		80,348
Total Investments		—		677,719		3,979			26,134		707,832

Other Financial Instruments

See accompanying notes which are an integral part of this quarterly report.

282 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Assets
Futures Contracts	1,100	—	—	—	1,100
Foreign Currency Exchange Contracts	—	530	—	—	530
Credit Default Swap Contracts	—	228	—	—	228
Liabilities
Futures Contracts	(1,508)	—	—	—	(1,508)
Foreign Currency Exchange Contracts	—	(649)	—	—	(649)
Total Other Financial Instruments*	$(408)	$109	$—	$—	$(299)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	3,650
Canada	21,169
Cayman Islands	597
Colombia	513
Denmark	2,407
France	7,994
Germany	4,444
Ireland	2,444
Luxembourg	4,987
Mexico	2,741
Netherlands	11,445
Sweden	5,730
Switzerland	1,870
United Kingdom	14,141
United States	623,700
Total Investments	707,832

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 283

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 96.3%
Alabama - 1.4%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê)	500	6.450	12/01/23	496
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	426
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,593
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,488
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,455
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	853
				8,311
Alaska - 0.8%
City of Valdez Alaska Revenue Bonds(~)(Ê)	500	0.900	05/01/31	500
Northern Tobacco Securitization Corp. Revenue Bonds	4,600	5.000	06/01/46	4,491
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	57
				5,048
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	2,930	1.220	01/01/37	2,687
Arizona Industrial Development Authority Revenue Bonds	1,500	6.000	07/01/37	1,595
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	843
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	271
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	830
Maricopa County Industrial Development Authority Revnue Bonds	685	4.000	01/01/41	708
				6,934
California - 10.8%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	169
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	558
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	127
Atascadero Unified School District General Obligation Unlimited(µ)	1,680	4.000	08/01/42	1,752
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	471
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	301
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	332
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,132
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,630
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,034
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,103
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	139
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	4,010
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,064
California Pollution Control Financing Authority Revenue Bonds	1,720	5.000	11/21/45	1,855
California School Finance Authority Revenue Bonds	1,000	5.000	07/01/37	1,106
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	534
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.820	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	514
California Statewide Communities Development Authority Revenue Bonds(Å)	200	5.000	11/01/32	221
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	171
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,068
California Statewide Communities Development Authority Revenue Bonds	2,600	5.000	12/01/46	2,772
California Statewide Communities Development Authority Revenue Bonds	50	5.000	04/01/47	56
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	170
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	141
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	725
California Statewide Communities Development Authority Revenue Bonds	1,000	5.250	12/01/56	1,078
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	516
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,135
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	539
California Statewide Financing Authority Revenue Bonds( ~)	3,175	7.459	06/01/46	413
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	940
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	273

See accompanying notes which are an integral part of this quarterly report.

284 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	248
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,299
City of Roseville Special Tax	100	5.000	09/01/33	112
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	373
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	118
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê)	2,250	3.950	01/15/53	2,261
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,450
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	172
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,015
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,880
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	700
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	27
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,218
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	78
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	83
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,092
M-S-R Energy Authority Revenue Bonds	1,500	6.500	11/01/39	2,090
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	441
Northern California Gas Authority No. 1(Ê)	1,500	1.855	07/01/27	1,450
Palomar Health Certificate Of Participation	450	6.750	11/01/39	491
Palomar Health Certificate Of Participation	500	6.000	11/01/41	559
Palomar Health Revenue Bonds(µ)	665	5.000	11/01/47	751
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	551
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	113
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	854
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	161
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	106
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	1,006
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	157
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	314
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	131
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,515	0.719	12/01/35	1,455
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,361
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	316
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	377
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,154
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	423
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,192
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	451
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,290
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	800
				64,719
Colorado - 3.1%
BNC Metropolitan District No. 1 General Obligation Unlimited	545	7.375	12/15/47	541
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,245
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	504
City & County of Denver Certificate of Participation(~)(Ê)	600	0.700	12/01/29	600
City & County of Denver Certificates of Participation(~)(Ê)	600	0.490	12/01/31	600
City & County of Denver Colorado Certificate Of Participation(~)(Ê)	600	0.770	12/01/29	600
City and County of Denver Special Facilities Airport Revenue Bonds	250	5.000	10/01/32	271
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	506
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	210
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	38
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	38
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	81
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	489
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	517

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Health & Hospital Authority Revenue Bonds(Å)	100	5.000	12/01/26	113
Denver Health & Hospital Authority Revenue Bonds(Å)	220	5.000	12/01/27	249
Denver Health & Hospital Authority Revenue Bonds(Å)	230	5.000	12/01/28	261
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	916
Denver Health & Hospital Authority Revenue Bonds(Å)	300	5.000	12/01/34	333
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/35	193
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/36	192
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,618
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	525
Dominion Water & Sanitation District Revenue Bonds	575	5.750	12/01/36	603
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	767
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	561
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	513
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	28
High Plains Metropolitan District General Obligation Unlimited(µ)	100	4.000	12/01/47	101
North Range Metropolitan District General Obligation	500	5.750	12/01/47	503
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	504
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,058
Prairie Center Metropolitan District No. 3 Revenue Bonds(Å)	500	5.000	12/15/41	511
Southlands Metropolitan District No, 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,065
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	501
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	109
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	492
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	496
				18,452
Connecticut - 0.5%
City of Hartford General Obligation Unlimited	165	4.000	04/01/22	165
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	463
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	178
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	991
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	425
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	366
Mohegan Tribal Finance Authority Revenue Bonds(Å)	610	7.000	02/01/45	645
				3,233
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	227
District of Columbia Revenue Bonds	145	6.250	10/01/23	159
District of Columbia Revenue Bonds	750	5.000	07/01/37	779
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,074
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	584
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,655
				5,478
Florida - 7.9%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	126
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	150
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	103
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	106
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	786
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	523
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	515
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	99
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	180
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,509
Bonterra Community Development District Special Assessment	660	5.000	05/01/47	658
Brookstone Community Development District Special Assessment	125	3.875	11/01/23	125
Brookstone Community Development District Special Assessment	275	5.250	11/01/48	271
Caribe Palm Community Development District Special Assessment Bonds	77	3.500	05/01/19	79
Caribe Palm Community Development District Special Assessment Bonds	81	3.500	05/01/20	84

See accompanying notes which are an integral part of this quarterly report.

286 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Caribe Palm Community Development District Special Assessment Bonds	85	3.500	05/01/21	88
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	87
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	91
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	43
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	100
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	102
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	587
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	578
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	243
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,063
City of Broward Airport System Revenue Bonds	200	5.000	10/01/47	226
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,036
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,060
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	272
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	281
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	100
Corkscrew Farms Community Development District Special Assessment(Å)	100	5.000	11/01/38	99
Corkscrew Farms Community Development District Special Assessment(Å)	200	5.125	11/01/50	199
Coronado Community Development District Special Assessment	25	4.000	05/01/31	26
Coronado Community Development District Special Assessment	44	4.250	05/01/38	45
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,959
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	75
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	127
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	115	3.000	05/01/19	116
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/20	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	127
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	131
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	141
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	791
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,173
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,084
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	150	5.000	08/01/22	156
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	900	5.625	01/01/28	933
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	105
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	46
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	76
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	75
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	785
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	100
Hawks Point Community Development District Special Assessment Bonds(Å)	185	4.250	05/01/35	192
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	155
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	304
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	48
Highlands Community Development District Special Assessment	200	4.250	05/01/36	206
Highlands Meadows II Community Development District Special Assessment	640	5.375	11/01/37	667
Highlands Meadows II Community Development District Special Assessment	140	5.500	11/01/47	146
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	104

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 287

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	155
K-Bar Ranch II Community Development District Special Assessment	185	4.500	05/01/38	183
K-Bar Ranch II Community Development District Special Assessment	275	4.625	05/01/48	271
Lake Frances Community Development District Special Assessment	72	3.000	05/01/19	73
Lake Frances Community Development District Special Assessment	71	3.000	05/01/20	72
Lake Frances Community Development District Special Assessment	75	3.000	05/01/21	77
Lake Frances Community Development District Special Assessment	79	3.000	05/01/22	81
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	84
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	82
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	85
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	86
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	509
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	698
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	102
Lakewood Ranch Stewardship District Special Assessment	980	4.875	05/01/35	999
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	104
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/37	104
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	159
Lakewood Ranch Stewardship District Special Assessment	420	5.125	05/01/46	436
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.125	05/01/47	104
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	185
Landings at Miami Community Development District Special Assessment	100	4.625	11/01/38	99
Landings at Miami Community Development District Special Assessment	100	4.750	11/01/48	99
Lee County Industrial Development Authority Revenue Bonds	1,740	5.625	12/01/37	1,735
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	101
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,403
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,919
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	419
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,217
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,094
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	514
Orchid Grove Community Development District Special Assessment	790	3.625	05/01/21	789
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,268
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	350
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	122
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	793
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	789
Reunion East Community Development District Special Assessment	190	6.600	05/01/33	194
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	100
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,077
Talis Park Community Development District Special Assessment	140	4.000	05/01/33	137
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	104
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	221
Triple Creek Community Development District Special Assessment	55	5.250	11/01/27	56
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	81
TSR Community Development District Special Assessment	200	4.750	11/01/47	200
Two Creeks Community Development District Special Assessment	325	4.200	05/01/26	324
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	100
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	100
Two Lakes Community Development District Special Assessment Bonds(Å)	290	4.000	12/15/28	289
Two Lakes Community Development District Special Assessment Bonds(Å)	200	5.000	12/15/47	206
Union Park East Community Development District Special Assessment Bonds(Å)	100	5.500	11/01/47	103
Venetian Community Development District Special Assessment	420	5.000	05/01/23	435
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	196
Verano 1 Community Development District Special Assessment	230	4.750	11/01/25	235
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/31	103

See accompanying notes which are an integral part of this quarterly report.

288 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	264
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/37	100
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	266
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	99
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	274
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	153
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	160
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	103
				47,111
Georgia - 1.6%
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	200	0.910	10/01/32	200
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	2,700	0.960	07/01/49	2,700
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,600
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	104
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	105
Marietta Development Authority Revenue Bonds	1,000	5.000	11/01/47	1,051
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	915	0.784	10/01/24	909
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,118
Monroe County Development Authority Revenue Bonds(~)(Ê)	800	1.010	11/01/48	800
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,059
				9,646
Guam - 1.6%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	55
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	44
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	88
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	66
Guam Government Waterworks Authority Revenue Bonds	200	5.000	07/01/40	218
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,103
Guam Government Waterworks Authority Revenue Bonds	1,880	5.000	01/01/46	2,026
Territory of Guam Revenue Bonds	900	5.000	11/15/19	945
Territory of Guam Revenue Bonds	615	5.000	11/15/30	673
Territory of Guam Revenue Bonds	500	5.000	12/01/31	552
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,627
Territory of Guam Revenue Bonds	1,890	5.125	01/01/42	1,977
Territory of Guam Revenue Bonds	100	5.000	12/01/46	108
				9,482
Hawaii - 0.4%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,351

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	813

Illinois - 12.5%
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	572
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	147
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,027
Chicago Board of Education General Obligation Unlimited	100	5.000	12/01/29	100
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	201
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	156
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,237
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	104
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	78
Chicago Board of Education General Obligation Unlimited	1,210	5.500	12/01/39	1,244
Chicago Board of Education General Obligation Unlimited	430	5.000	12/01/41	433
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	108
Chicago Board of Education General Obligation Unlimited	445	5.000	12/01/42	449
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/42	2,425

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 289

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/44	2,344
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	107
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	206
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,670
Chicago Board of Education General Obligation Unlimited(Å)	1,500	7.000	12/01/46	1,807
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,824
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,042
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,093
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,729
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,781
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	85
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	212
City of Chicago General Obligation Unlimited	1,045	5.250	01/01/26	1,048
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	243
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	103
City of Chicago Illinois General Obligation Unlimited(µ)	2,195	5.000	01/01/29	2,198
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	272
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,313
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,643
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,065
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,397
City of Chicago Illinois Waterworks Revenue Revenue Bonds	100	5.000	11/01/29	113
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	790
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,066
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	615
Illinois Finance Authority Revenue Bonds(~)(Ê)	1,000	0.610	10/01/29	1,000
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,472
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	311
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,087
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	2,010
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	659
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,059
Illinois Finance Authority Revenue Bonds	255	6.000	05/15/39	270
Illinois Finance Authority Revenue Bonds(~)(Ê)	350	6.500	10/15/40	376
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/44	1,058
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,078
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	108
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	106
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,560
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,075
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,068
Metropolitan Pier & Exposition Authority Revenue Bonds	220	0.010	06/15/30	131
Metropolitan Pier & Exposition Authority Revenue Bonds	1,075	5.000	06/15/52	1,120
Metropolitan Pier & Exposition Authority Revenue Bonds(~)	5,600	5.047	12/15/54	910
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	0.010	12/15/56	844
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)(~)	1,600	4.752	12/15/56	263
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,123
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,140
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	244
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	268
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	132
State of Illinois General Obligation Unlimited	975	5.000	11/01/27	1,042
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,012
State of Illinois General Obligation Unlimited	1,450	5.000	11/01/28	1,545
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,047
State of Illinois General Obligation Unlimited	2,000	5.000	11/01/29	2,128
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	900

See accompanying notes which are an integral part of this quarterly report.

290 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	272
State of Illinois General Obligation Unlimited	2,000	4.500	12/01/41	1,915
State of Illinois Revenue Bonds(µ)	1,310	3.000	06/15/32	1,191
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	96
				74,667
Indiana - 0.7%
Indiana Finance Authority Revenue Bonds(~)(Ê)	500	0.530	11/01/39	500
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	629
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,100
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	424
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	285
				3,938
Iowa - 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	275
				435
Kentucky - 1.0%
County of Ohio Kentucky Revenue Bonds	1,735	6.000	07/15/31	1,766
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	970	1.408	11/01/27	957
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	152
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/37	1,629
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	101
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	832
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	101
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	254
				5,792
Louisiana - 1.7%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	500	0.500	08/01/35	500
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	500	0.700	12/01/40	500
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	1,485	3.500	11/01/32	1,485
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	90
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	153
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	834
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	257
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	314
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	0.870	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	404
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	379
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	644
Louisiana Public Facilities Authority Revenue Bonds	175	5.000	05/15/42	193
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	823
New Orleans Aviation Board Revenue Bonds	500	5.000	01/01/40	550
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,195
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	167
				10,018
Maine - 0.3%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,083

Maryland - 1.5%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,912
Baltimore Convention Center Hotel Revenue Bonds	275	5.000	09/01/42	307
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	161
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.743	07/01/37	21
County of Frederick Educational Facilities Revenue Bonds	1,705	5.000	09/01/45	1,807
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	762

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 291

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	1,000	0.510	04/01/35	1,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	670
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,072
				8,712
Massachusetts - 2.2%
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	175	1.164	05/01/37	167
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,521
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,741
Massachusetts Development Finance Agency Revenue Bonds	1,250	5.000	10/01/37	1,363
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,690
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	367
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,239
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,091
Massachusetts Health & Educational Facilities Authority General Obligation
Unlimited(~)(Ê)	600	0.690	08/15/34	600
Massachusetts Health & Educational Facilities Authority Revenue Bonds(~)(Ê)	600	0.650	02/15/26	600
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,033
				13,412
Michigan - 2.7%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	535
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,185
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	214
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,459
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,361
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,039
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	333
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,098
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,893
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	175
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,515	6.000	06/01/34	2,504
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	321
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,554
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	332
				16,003
Minnesota - 1.6%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,069
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,039
City of Minneapolis Charter Lease Revenue Bonds	1,400	5.000	12/01/32	1,417
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	365
St. Paul Housing & Redevelopment Authority Revenue Bonds	140	5.250	07/01/33	147
St. Paul Housing & Redevelopment Authority Revenue Bonds	230	5.500	07/01/38	242
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,000	5.500	07/01/52	1,042
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	109
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,187
				9,617
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	0.600	12/01/30	100

Missouri - 1.0%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	132
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	82
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,149
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,505
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	103
Kansas City Land Clearance Redevelopment Authority Tax Allocation	1,500	5.000	02/01/40	1,538
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	1,005
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	677
				6,191

See accompanying notes which are an integral part of this quarterly report.

292 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Nevada - 0.3%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	49
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	276
Las Vegas Special Improvement District 607 Special Assessment	235	5.000	06/01/24	253
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	25
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	25
Nevada Department of Business & Industry Revenue Bonds	1,100	5.000	07/15/37	1,125
				1,777
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	540

New Jersey - 6.5%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	28
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	39
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	50
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	503
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	549
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/01/33	1,079
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	515
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	2,016
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	534
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	224
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,663
New Jersey Economic Development Authority Revenue Bonds	3,500	5.000	06/15/47	3,732
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	107
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,075
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	729
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,326
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	1,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	111
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	311
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	511
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	166
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	456
New Jersey Transportation Trust Fund Authority Revenue Bonds(~)	600	4.302	12/15/29	364
New Jersey Transportation Trust Fund Authority Revenue Bonds	165	5.000	06/15/30	182
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/31	3,030
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	414
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	261
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	100
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	47
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	112
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,075	5.130	12/15/35	1,872
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	248
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	55
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	53
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	4.649	12/15/37	1,218
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	715
New Jersey Transportation Trust Fund Authority Revenue Bonds(~)	2,400	4.680	12/15/38	923
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	425
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	982
South Jersey Port Corp. Revenue Bonds	200	5.000	01/01/48	213
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,152
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	356
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,113
Tobacco Settlement Financing Corp. Revenue Bonds	2,930	4.750	06/01/34	2,881

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 293

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	3,415	5.000	06/01/41	3,366
				38,816
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	109

New York - 4.9%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	28
City of New York General Obligation Unlimited(~)(Ê)	600	0.700	06/01/44	600
City of New York New York General Obligation Unlimited(~)(Ê)	600	0.860	08/01/38	600
City of New York New York General Obligation Unlimited(~)(Ê)	600	0.570	03/01/40	600
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	678
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,002
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	29
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	40
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	39
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	34
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	22
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	999
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,198
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	600	0.040	06/15/50	600
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	600	0.700	02/01/45	600
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue
Bonds(~)(Ê)	600	0.700	11/01/36	600
New York City Water & Sewer System Revenue Bonds(~)(Ê)	625	0.700	06/15/43	625
New York City Water & Sewer System Revenue Bonds(~)(Ê)	600	0.730	06/15/50	600
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	329
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,577
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,806
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	448
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	1,000
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	432
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	1,000	3.000	12/01/26	1,000
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	200	3.880	07/01/27	200
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	381
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	537
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	532
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,359
New York Transportation Development Corp. Revenue Bonds(µ)	2,000	4.000	07/01/35	2,072
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,287
New York Transportation Development Corp. Revenue Bonds	1,000	5.250	01/01/50	1,098
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	306
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	252
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,477
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	133
				29,120
North Carolina - 0.2%
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,093

North Dakota - 0.6%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	706
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/43	1,082
County of Ward Health Care Facilities Revenue Bonds	1,900	5.000	06/01/53	2,034
				3,822
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,180	5.125	06/01/24	3,062
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,640	5.375	06/01/24	1,582

See accompanying notes which are an integral part of this quarterly report.

294 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,140	5.875	06/01/30	3,045
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,675	5.750	06/01/34	1,603
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,122
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,600	9.718	06/01/47	452
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	17,545	10.920	06/01/52	480
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	107
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	158
Columbus-Franklin County Finance Authority Revenue Bonds	1,550	4.000	11/15/38	1,552
County of Montgomery Hospital Revenue Bonds(~)(Ê)	500	1.170	11/15/45	500
County of Montgomery Ohio Revenue Bonds(~)(Ê)	200	0.570	11/15/39	200
County of Montgomery Ohio Revenue Bonds(~)(Ê)	200	0.590	11/15/39	200
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,082
Cuyahoga County Hospital Revenue Bonds	4,000	5.250	02/15/47	4,323
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,102
Ohio Air Quality Development Authority Revenue Bonds(Å)	100	3.750	01/15/28	100
Ohio Air Quality Development Authority Revenue Bonds(Å)	120	4.250	01/15/38	121
Ohio Air Quality Development Authority Revenue Bonds(Å)	140	4.500	01/15/48	144
Toledo-Lucas Port Authority Revenue Bonds	425	5.000	07/01/39	443
				22,378
Oklahoma - 1.0%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,678
Oklahoma Development Finance Authority Revenue Bonds	1,675	5.000	08/01/47	1,798
Oklahoma Development Finance Authority Revenue Bonds	425	5.000	08/01/52	459
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	137
Tulsa Airports Improvement Trust Revenue Bonds(~)(Ê)	1,000	5.000	06/01/35	1,085
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,138
				6,295
Oregon - 1.1%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,070
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,032
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,774
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	547
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/48	1,027
				6,450
Pennsylvania - 5.8%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	500	5.000	05/01/32	549
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	3,250	5.000	05/01/42	3,440
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	836
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	657
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	190
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	1,988
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,112
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	230
City of Scranton General Obligation Unlimited	1,275	5.000	09/01/28	1,364
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	257
Dauphin County General Authority Revenue Bonds	1,750	5.125	10/15/41	1,657
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	633
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	87
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	557
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	545
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/34	544
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,094
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,099
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,447
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,663
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,713
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,824
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,108

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 295

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(Ê)	2,000	5.000	09/01/20	2,013
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,386
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	396
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	385
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,028
Pennsylvania State Public School Building Authority Revenue Bonds(µ)	100	5.000	06/01/31	111
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,399
Scranton Redevelopment Authority Revenue Bonds(Å)	100	5.000	11/15/28	102
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,047
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	223
				34,684
Puerto Rico - 5.6%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	3,500	5.625	05/15/43	3,199
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	551
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	28
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	341
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	104
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	33
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	1,375	5.000	07/01/35	1,223
Commonwealth of Puerto Rico General Obligation Unlimited(Å)(Ø)	1,250	8.000	07/01/35	313
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	720	6.000	07/01/39	180
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	180	6.000	07/01/40	45
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	741
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	266
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	15
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	37
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,850	5.250	07/01/42	2,109
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	1,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	111
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	1,947
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	266
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	1,440	0.738	07/01/29	1,231
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	420	5.000	07/01/28	362
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,375	5.250	07/01/31	1,307
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	22
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	579
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	287
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	398
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	137
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	6,940	5.250	07/01/38	6,471
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	279
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	20
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,277
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	645	5.500	07/01/25	649
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	675	6.302	07/01/35	236
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,588
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	475	6.000	07/01/24	476
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	155	6.250	08/01/19	20
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	115	6.750	08/01/32	18
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	360	5.375	08/01/39	55
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	520	5.250	08/01/41	80
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,570	5.500	08/01/42	241
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	2,463
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,075	6.125	08/01/19	141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	170	42.170	08/01/24	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	2,985	24.929	08/01/30	185

See accompanying notes which are an integral part of this quarterly report.

296 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	965	22.052	08/01/32	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	1,175	21.062	08/01/33	61
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,700	13.321	08/01/34	77
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	12.592	08/01/35	40
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	650	18.678	08/01/36	27
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	200	11.873	08/01/37	8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(~)	100	17.309	08/01/38	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,530	6.000	08/01/42	235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	610	6.500	08/01/44	94
				33,460
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	542
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	347
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,031
				1,920
South Carolina - 0.4%
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,133
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	139
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	279
				2,551
Tennessee - 0.8%
Bristol Industrial Development Board Revenue Bonds(Å)	100	5.000	12/01/35	97
Bristol Industrial Development Board Revenue Bonds	200	5.125	12/01/42	192
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,150
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,061
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	111
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,099
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	110
				4,820
Texas - 4.3%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	67
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	51
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	110
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	110
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,311
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	718
City of Celina Texas Special Assessment	50	6.250	09/01/45	52
City of Celina Texas Special Assessment	100	7.500	09/01/45	109
City of Fort Worth Special Assessment(Å)	150	5.000	09/01/32	149
City of Hackberry Special Assessment	100	5.000	09/01/44	102
City of Hackberry Special Assessment	145	5.000	09/01/47	148
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	90
City of Hackberry Special Assessment Contract Revenue Bonds	130	4.500	09/01/38	135
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	549
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,106
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,090
City of Shenandoah Special Assessment	165	4.500	09/01/23	165
City of Shenandoah Special Assessment	150	5.700	09/01/47	149
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	540
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	215
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	238
Grand Parkway Transportation Corp.	375	5.800	10/01/23	352
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	422
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,827

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 297

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	600	0.680	11/01/41	600
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,107
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	188
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê)	600	0.690	05/01/46	600
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	500	0.730	08/01/34	500
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	57
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,556
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	503
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/37	110
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/42	109
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	421
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,675
Red River Education Finance Corp. Texas Education Revenue Bonds	1,000	5.500	10/01/46	1,103
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	208
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	994
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	890
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	110
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	109
Town of Argyle Special Assessment	155	4.250	09/01/23	155
Town of Argyle Special Assessment	150	5.250	09/01/47	149
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	199
Town of Little Elm Special Assessment	100	5.000	09/01/47	98
Town of Ponder Special Assessment	30	5.000	09/01/45	31
Town of Ponder Special Assessment	35	5.000	09/01/47	36
Viridian Municipal Management District Special Assessment	70	4.000	12/01/21	72
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	378
				25,816
Utah - 1.5%
Murray Utah Revenue Bonds(~)(Ê)	5,000	0.900	05/15/36	5,000
Salt Lake City Corp. Airport Revenue Revenue Bonds	1,350	5.000	07/01/47	1,520
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,189
				8,709
Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,140
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,606
				2,746
Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds	1,200	5.000	10/01/18	1,107
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,860	4.000	10/01/22	2,611
Virgin Islands Public Finance Authority Revenue Bonds	725	5.000	10/01/25	480
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/26	663
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	119
Virgin Islands Public Finance Authority Revenue Bonds	170	5.250	10/01/29	96
Virgin Islands Public Finance Authority Revenue Bonds	650	6.625	10/01/29	374
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	1,138
Virgin Islands Public Finance Authority Revenue Bonds	490	6.750	10/01/37	282
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	99
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	123
				7,092
Virginia - 0.8%
City of Petersburg General Obligation Unlimited	890	4.750	11/01/32	947
Tobacco Settlement Financing Corp. Revenue Bonds	1,975	5.200	06/01/46	1,933
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	121
Tobacco Settlement Financing Corp. Revenue Bonds	7,675	11.642	06/01/47	674
Virginia Small Business Financing Authority Revenue Bonds	150	5.000	07/01/34	161
Virginia Small Business Financing Authority Revenue Bonds	705	5.000	01/01/40	753
Virginia Small Business Financing Authority Revenue Bonds	400	5.000	12/31/56	439
				5,028

See accompanying notes which are an integral part of this quarterly report.

298 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Washington - 0.5%
Klickitat County Public Hospital District No. 2 Revenue Bonds	1,200		5.000	12/01/32	1,222
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,609
					2,831
West Virginia - 0.0%
Monongalia County Commission Special District Revenue Bonds(Å)	100		5.750	06/01/43	104

Wisconsin - 0.6%
Oregon Public Finance Authority Revenue Bonds	630		5.250	05/15/37	686
Oregon Public Finance Authority Revenue Bonds	750		5.250	05/15/42	813
Public Energy Authority Revenue Bonds	725		5.350	12/01/45	726
Public Finance Authority Revenue Bonds(Å)	300		3.000	11/15/22	301
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	103
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	531
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	363
Public Finance Authority Revenue Bonds	250		5.000	09/30/49	276
					3,799
Total Municipal Bonds (cost $565,955)					576,506

Short-Term Investments - 3.0%
U. S. Cash Management Fund(@)	18,163,847	(8)			18,166
Total Short-Term Investments (cost $18,166)					18,166

Total Investments 99.3% (identified cost $584,121)					594,672
Other Assets and Liabilities, Net - 0.7%					3,954
Net Assets - 100.0%					598,626

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 299

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
2.2%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	2,250,000	101.91	2,293	2,400
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	109.38	547	549
Bristol Industrial Development Board Revenue Bonds	11/10/16	100,000	97.69	98	97
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.86	218	221
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.84	247	243
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.47	1,387	1,807
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	149
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	72.17	94	33
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	70.11	165	59
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	83.53	92	28
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	180,000	71.22	128	45
Commonwealth of Puerto Rico General Obligation Unlimited	08/31/16	720,000	66.12	476	180
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	313
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	99
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	199
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	115.04	265	261
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	116.33	116	113
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	116.35	256	249
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.05	196	192
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.74	197	193
Denver Health & Hospital Authority Revenue Bonds	11/14/17	300,000	110.64	332	333
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	156
Florida Development Finance Corp. Revenue Bonds	12/01/17	900,000	100.00	900	933
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	104.00	192	192
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.88	99	104
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.27	99	104
Mohegan Tribal Finance Authority Revenue Bonds	03/08/16	610,000	99.45	607	645
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.03	98	104
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	121
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	100
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	140,000	100.00	140	144
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.58	498	511
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	301
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	54.36	33	1
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	55.14	99	20
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	56.89	117	22
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/03/15	115,000	100.00	115	18
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/15/15	155,000	75.52	117	20
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/02/15	360,000	50.54	182	55
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/15/17	1,570,000	27.34	429	241
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/16/17	520,000	14.50	75	80
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	05/17/16	610,000	41.92	256	94
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	07/25/16	1,075,000	12.75	137	141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	200,000	13.70	27	8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	900,000	15.37	138	40
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	1,700,000	9.90	168	77
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/11/18	1,530,000	34.24	524	235
Scranton Redevelopment Authority Revenue Bonds	06/23/16	100,000	105.24	105	102
Two Lakes Community Development District Special Assessment Bonds	06/19/17	290,000	100.00	290	289
Two Lakes Community Development District Special Assessment Bonds	06/19/17	200,000	102.69	205	206
Union Park East Community Development District Special Assessment Bonds	06/02/17	100,000	98.76	99	103
Verano 1 Community Development District Special Assessment	05/04/17	100,000	98.41	98	100
Verano 1 Community Development District Special Assessment	05/30/17	100,000	100.00	100	103
					13,133
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

300 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities							Referenced Rate		Spread %
Arizona Health Facilities Authority Revenue Bonds							USD 3 Month LIBOR		0.810
Commonwealth of Massachusetts General Obligation Unlimited							USD 3 Month LIBOR		0.570
Denver Health & Hospital Authority Revenue Bonds							USD 3 Month LIBOR		1.100
Geisinger Authority Revenue Bonds							USD 3 Month LIBOR		0.770
Kentucky Asset / Liability Commission Revenue Bonds							USD 3 Month LIBOR		0.530
Milledgeville & Baldwin County Development Authority Revenue Bonds							USD 3 Month LIBOR		0.650
Milledgeville & Baldwin County Development Authority Revenue Bonds							USD 3 Month LIBOR		0.600
Northern California Gas Authority No. 1							USD 3 Month LIBOR		0.720
Puerto Rico Electric Power Authority Revenue Bonds							USD 3 Month LIBOR		0.520
Regents of the University of California Medical Center Pooled Revenue Bonds							USD 3 Month LIBOR		0.740
Sacramento County Sanitation Districts Financing Authority Revenue Bonds							USD 3 Month LIBOR		0.530

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Interest Rate Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
Morgan Stanley	USD	4,700	Three Month LIBOR(2)	2.250	%(3)	12/21/41	(263)	754	491
Morgan Stanley	USD	18,890	Three Month LIBOR(2)	2.500	%(3)	03/21/48	445	850	1,295
Total Open Interest Rate Swap Contracts (å)							182	1,604	1,786

l

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$8,311	$—	$—	$8,311
Alaska	—	5,048	—	—	5,048
Arizona	—	6,934	—	—	6,934
California	—	64,719	—	—	64,719
Colorado	—	18,452	—	—	18,452
Connecticut	—	3,233	—	—	3,233
District of Columbia	—	5,478	—	—	5,478
Florida	—	47,111	—	—	47,111
Georgia	—	9,646	—	—	9,646
Guam	—	9,482	—	—	9,482
Hawaii	—	2,351	—	—	2,351
Idaho	—	813	—	—	813
Illinois	—	74,667	—	—	74,667
Indiana	—	3,938	—	—	3,938
Iowa	—	435	—	—	435
Kentucky	—	5,792	—	—	5,792
Louisiana	—	10,018	—	—	10,018

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 301

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Maine	—	2,083	—	—	2,083
Maryland	—	8,712	—	—	8,712
Massachusetts	—	13,412	—	—	13,412
Michigan	—	16,003	—	—	16,003
Minnesota	—	9,617	—	—	9,617
Mississippi	—	100	—	—	100
Missouri	—	6,191	—	—	6,191
Nevada	—	1,777	—	—	1,777
New Hampshire	—	540	—	—	540
New Jersey	—	38,816	—	—	38,816
New Mexico	—	109	—	—	109
New York	—	29,120	—	—	29,120
North Carolina	—	1,093	—	—	1,093
North Dakota	—	3,822	—	—	3,822
Ohio	—	22,378	—	—	22,378
Oklahoma	—	6,295	—	—	6,295
Oregon	—	6,450	—	—	6,450
Pennsylvania	—	34,684	—	—	34,684
Puerto Rico	—	33,460	—	—	33,460
Rhode Island	—	1,920	—	—	1,920
South Carolina	—	2,551	—	—	2,551
Tennessee	—	4,820	—	—	4,820
Texas	—	25,816	—	—	25,816
Utah	—	8,709	—	—	8,709
Vermont	—	2,746	—	—	2,746
Virgin Islands	—	7,092	—	—	7,092
Virginia	—	5,028	—	—	5,028
Washington	—	2,831	—	—	2,831
West Virginia	—	104	—	—	104
Wisconsin	—	3,799	—	—	3,799
Short-Term Investments	—	—	—	18,166	18,166

Total Investments	$—	$576,506	$—	$18,166	$594,672

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	1,786	—	—	1,786

Total Other Financial Instruments*	$—	$1,786	$—	$—	$1,786

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

302 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 97.8%
Alabama - 3.7%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,134
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	586
Alabama Federal Aid Highway Finance Authority Revenue Bonds	12,000	5.000	09/01/26	14,468
Alabama Federal Aid Highway Finance Authority Revenue Bonds	2,410	5.000	09/01/28	2,916
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	3,890
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê)	11,000	4.000	07/01/22	11,804
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	1,990
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,885
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,108
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,435
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	537
Industrial Development Board of the City of Mobile Pollution Control Revenue Bonds(~)
(Ê)	8,800	1.120	06/01/34	8,800
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,122
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,121
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,592
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,755
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,783
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,990
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,162
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	828
University of South Alabama Revenue Bonds(µ)	1,555	5.000	10/01/34	1,785
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	372
				76,063
Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,657
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,306
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	508
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	813
City of Valdez Alaska Revenue Bonds(~)(Ê)	3,900	0.900	05/01/31	3,900
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	350
				10,534
Arizona - 2.5%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,000
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	1.220	01/01/37	5,618
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,143
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,024
City of Glendale Excise Tax Revenue Bonds	2,500	5.000	07/01/28	2,973
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,954
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,360
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,713
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,059
Entertainment Center Community Facilities District Revenue Bonds	3,810	4.000	07/01/37	3,873
Maricopa County Industrial Development Authority Revnue Bonds	1,860	4.000	01/01/41	1,923
Maricopa County Pollution Control Corp. Revenue Bonds(~)(Ê)	2,310	5.200	06/01/43	2,458
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	188
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	302
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	296
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	147
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	251
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	888

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 303

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	2,260	5.000	01/01/36	2,673
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,689
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,214
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	230
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	488
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	447
Tempe Industrial Development Authority Revenue Bonds	5,000	4.000	10/01/23	5,025
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,535
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	901
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,653
				52,025
Arkansas - 0.1%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,162
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	222
				1,384
California - 6.8%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	434
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	670
Anaheim Housing & Public Improvements Authority Revenue Bonds(ae)	1,890	5.000	10/01/21	2,115
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,410	5.000	10/01/31	1,566
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,150	5.000	10/01/32	1,276
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	591
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	708
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,151
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	120
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	131
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	119
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	236
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	293
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,175
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,183
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,507
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,589
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,099
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	423
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	692
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,839
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	836
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	428
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	449
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	941
California Municipal Finance Authority Revenue Bonds	500	5.000	01/01/33	601
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,398
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.820	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	245	3.500	11/01/18	247
California Statewide Communities Development Authority Revenue Bonds	2,520	5.000	04/01/19	2,625
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,424
California Statewide Communities Development Authority Revenue Bonds(Å)	2,630	3.500	11/01/27	2,641
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	317
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,811
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	1,018
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	604
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,207
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	785
City of Clovis Wastewater Revenue Bonds(µ)	1,400	5.000	08/01/28	1,700
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,777

See accompanying notes which are an integral part of this quarterly report.

304 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,376
City of Vallejo California Water Revenue Bonds	1,755	5.250	05/01/27	2,017
City of Vallejo California Water Revenue Bonds	3,005	5.250	05/01/29	3,428
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	216
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	548
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	139
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,030
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,304
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	469
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	896
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	669
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.192	08/01/29	2,508
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,149
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	462
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	525
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	758
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,274
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,147
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	421
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,152
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,600
Lynwood Unified School District General Obligation Unlimited(µ)	245	2.878	08/01/27	182
Lynwood Unified School District General Obligation Unlimited(µ)	390	3.075	08/01/28	275
Lynwood Unified School District General Obligation Unlimited(µ)	360	3.197	08/01/29	241
Lynwood Unified School District General Obligation Unlimited(µ)	525	3.348	08/01/30	335
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	344
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	289
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	378
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	332
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	395
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	475
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	524
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	540
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	819
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	872
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	967
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	387
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	777
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,575
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,651
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	2,405	5.000	10/01/21	2,257
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,013
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	11,066
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	505
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,371
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	628
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	923
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,499
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	548
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	546
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	162
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,833
South Orange County Public Financing Authority Special Assessment(µ)	1,600	5.000	08/15/29	1,943
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	843
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	462
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	988

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 305

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,523
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,080
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	871
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	142
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	670
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,618
State of California General Obligation Unlimited	365	5.250	07/01/21	385
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,262
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,804
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,803
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,701
State of California General Obligation Unlimited	450	5.000	02/01/31	502
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,443
				142,113
Colorado - 2.4%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	1,055	6.000	12/15/29	1,366
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	3,240	6.000	12/15/30	4,177
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	410
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	509
Centerra Metropolitan District No. 1 Tax Allocation(Å)	1,200	5.000	12/01/29	1,299
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,239
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,113
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,011
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,102
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	954
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,687
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	726
Denver Health & Hospital Authority Revenue Bonds	425	4.250	12/01/33	434
Denver Health & Hospital Authority Revenue Bonds(Å)	1,000	5.000	12/01/34	1,109
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,754
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,770
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,350
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	508
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,296
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/34	593
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	591
Grand River Hospital District General Obligation Unlimited(µ)	750	5.250	12/01/37	882
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	567
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	174
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	209
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,324
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,961
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,160
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	227
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	412
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	282
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	338
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	562
Regional Transportation District Certificate Of Participation(Å)	6,725	5.000	06/01/27	7,627
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	497
				50,220
Connecticut - 2.5%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,089
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,685
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,796
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	764
City of Hartford Connecticut General Obligation Unlimited(µ)	205	5.000	08/15/22	223
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	282

See accompanying notes which are an integral part of this quarterly report.

306 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,431
City of Hartford General Obligation Unlimited	365	4.000	04/01/32	332
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,177
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,124
City of West Haven General Obligation Unlimited	220	3.000	11/01/18	221
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	502
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	835
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,257
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	428
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,151
City of West Haven General Obligation Unlimited	800	5.000	11/01/24	864
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	783
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	568
City of West Haven General Obligation Unlimited	760	5.000	11/01/27	822
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,658
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,538
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,150
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,352
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,165
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,031
				52,228
Delaware - 0.0%
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	940

District of Columbia - 0.4%
District of Columbia Revenue Bonds	955	2.000	07/01/18	957
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,129
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,001
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	1,010
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,215
				8,312
Florida - 6.0%
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	192
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	209
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	215
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	705
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	640
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	356
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,769
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,530
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,609
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,679
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,290
City of Gainesville Utilities System Revenue	500	5.000	10/01/33	588
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	454
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,011
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	814
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,284
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	561
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	726
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,846
Corkscrew Farms Community Development District Special Assessment(Å)	100	3.750	11/01/23	100
Corkscrew Farms Community Development District Special Assessment(Å)	300	4.500	11/01/28	299
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	1,015
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,373
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,041
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,061

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 307

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,456
East Central Regional Wastewater Treatment Facilities Operation Board Revenue Bonds	1,465	5.000	10/01/44	1,696
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,543
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	3,275	2.153	10/01/21	3,275
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,487
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	208
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	106
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	298
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	295
JEA Electric System Revenue Bonds	645	5.000	10/01/20	700
K-Bar Ranch II Community Development District Special Assessment	510	4.000	05/01/28	506
Mediterranea Community Development District Special Assessment	260	4.250	05/01/29	261
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,378
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	355
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,612
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	530
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,973
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,334
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,172
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,456
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	914
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,719
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,552
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	12,163
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,384
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,588
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,464
				126,012
Georgia - 2.1%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,858
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,658
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,401
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,395
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	742
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,100
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	1.808	09/01/23	21,211
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	9,977
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,147
				43,489
Guam - 2.6%
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,188
Guam Government Business Privilege Tax Revenue Bonds	2,275	5.250	01/01/36	2,409
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	169
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	254
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	170
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,509
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,871
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	332
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/31	331
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	330
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,864
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,643
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	328
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,419
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,926
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,262
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	2,951
Territory of Guam Revenue Bonds	250	5.000	12/01/19	263

See accompanying notes which are an integral part of this quarterly report.

308 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Territory of Guam Revenue Bonds	400	5.000	12/01/21	437
Territory of Guam Revenue Bonds	245	5.000	12/01/22	272
Territory of Guam Revenue Bonds	500	5.000	12/01/23	558
Territory of Guam Revenue Bonds	500	5.375	12/01/24	534
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,192
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,499
Territory of Guam Revenue Bonds	9,525	5.000	01/01/31	9,993
Territory of Guam Revenue Bonds	785	5.000	01/01/32	824
Territory of Guam Revenue Bonds	1,000	5.000	12/01/33	1,100
Territory of Guam Revenue Bonds	1,465	5.000	11/15/34	1,593
				53,221
Idaho - 0.7%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,526
Idaho Health Facilities Authority Revenue Bonds	1,835	5.000	09/01/26	2,023
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,303
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,242
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	775
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,669
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,353
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,874
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,041
				14,806
Illinois - 12.1%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,589
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	668
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,172
Chicago Board of Education General Obligation Unlimited(µ)	4,000	3.924	12/01/23	3,195
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,177
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	970
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	354
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	271
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	244
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	227
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/42	6,065
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,952
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,835
Chicago Public Building Commission Revenue Bonds(µ)	1,830	5.250	12/01/18	1,882
City of Chicago General Obligation Unlimited	950	5.250	01/01/26	953
City of Chicago General Obligation Unlimited(µ)	6,250	5.250	01/01/31	6,889
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,140
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited(µ)	20	5.000	01/01/20	20
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	250
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,206
City of Chicago Illinois General Obligation Unlimited(µ)	2,160	5.250	01/01/24	2,167
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,142
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,056
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	595
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	767
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	566
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	561
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,774
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,103
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,402
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,025
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,886
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	356
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,022

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 309

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	651
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,429
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,622
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	505
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,500	5.000	12/01/22	1,648
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,575	5.000	12/01/23	1,752
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,140	5.000	12/01/24	1,278
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	610	5.000	12/01/26	689
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	386
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	700
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	644
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,026
Illinois Finance Authority Revenue Bonds	1,180	4.000	02/15/19	1,189
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,238
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,094
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,087
Illinois Finance Authority Revenue Bonds	7,650	5.000	02/15/27	7,835
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,024
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	272
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,342
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	580
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,703
Illinois Finance Authority Revenue Bonds(~)(Ê)	1,800	0.610	10/01/29	1,800
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	340
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,424
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	269
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,322
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	343
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	836
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/32	267
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	561
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	444
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,102
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,700
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,059
Lake County Hawthorn Community Consolidated School District No 73 General
Obligation Unlimited(µ)	315	1.622	12/01/18	311
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	210
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley
General Obligation Unlimited(µ)	1,000	2.216	01/01/21	923
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	924
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,504
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	402
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	9,170
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,448
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	294
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	801
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	870
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	616
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	661
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	549
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	403
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,500	5.000	06/01/18	1,517
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,041
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,580
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,655
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	953

See accompanying notes which are an integral part of this quarterly report.

310 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,127
St. Charles Park District General Obligation Unlimited	925	5.000	12/15/18	953
State of Illinois General Obligation Unlimited	400	5.000	02/01/18	400
State of Illinois General Obligation Unlimited(µ)	500	5.500	08/01/18	508
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/18	5,097
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	769
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	539
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,097
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,155
State of Illinois General Obligation Unlimited	615	5.000	01/01/22	633
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,079
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	212
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	238
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,991
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	132
State of Illinois General Obligation Unlimited	2,900	5.000	02/01/24	3,077
State of Illinois General Obligation Unlimited	4,655	5.000	08/01/24	4,915
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	231
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	241
State of Illinois General Obligation Unlimited	285	5.000	01/01/25	293
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,411
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	100
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	119
State of Illinois General Obligation Unlimited	155	4.750	09/01/26	156
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	132
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	4,032
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	385
State of Illinois General Obligation Unlimited	2,120	5.000	02/01/28	2,251
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	210
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/29	6,066
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,627
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,270
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	263
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	51
State of Illinois General Obligation Unlimited	100	5.000	09/01/34	100
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	116
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,700
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,136
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	512
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	839
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	897
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	1,021
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	562
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,143
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,177
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,610
Village of Bellwood Illinois General Obligation Unlimited	600	5.875	12/01/27	690
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,389
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	449
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,623
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,710
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,216
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	847
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,274
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	807
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	519
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	625

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 311

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,662
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,139
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,550	5.000	12/01/25	1,806
				252,380
Indiana - 0.3%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,079
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	3,000	1.250	06/15/18	2,996
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	570	5.000	01/15/28	683
Indiana Finance Authority Revenue Bonds(~)(Ê)	1,090	0.530	11/01/39	1,090
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,000
				6,848
Iowa - 0.6%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,275
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,458
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,674
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,417
				11,824
Kansas - 0.3%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	745
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,557
				5,302
Kentucky - 0.7%
City of Murray Kentucky Revenue Bonds	420	2.000	08/01/18	419
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	575
Kentucky Economic Development Finance Authority Revenue Bonds	2,000	3.000	05/15/22	2,003
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,798
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,072
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,570
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	3,500	4.000	04/01/24	3,798
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,378
				15,613
Louisiana - 1.6%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,123
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,309
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,400
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,148
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	550	0.500	08/01/35	550
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	1,500	0.700	12/01/40	1,500
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	872
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	795
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	4,000	3.500	11/01/32	3,999
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,046
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	920	0.870	04/02/23	920
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,831
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	658
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,504
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,710
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	991
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,503
				32,859
Maryland - 0.5%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,312
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,134
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,132
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,129
County of Prince George's Revenue Bonds	575	5.000	04/01/18	578

See accompanying notes which are an integral part of this quarterly report.

312 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,216
Maryland Economic Development Corp. Revenue Bonds	985	5.125	06/01/20	1,047
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	930
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,687
Maryland Stadium Authority Revenue Bonds	1,000	5.000	05/01/18	1,009
				11,174
Massachusetts - 1.4%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,382
Commonwealth of Massachusetts General Obligation Limited(~)(µ)(Ê)	7,150	0.480	12/01/30	6,870
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,307
Massachusetts Clean Water Trust (The) Revenue Bonds	3,795	5.000	02/01/23	4,361
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê)	5,000	2.964	08/01/23	5,004
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,887
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,160
				28,971
Michigan - 3.9%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,743
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,795
City of Detroit Sewage Disposal System Revenue Bonds(µ)	785	5.250	07/01/29	798
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,008
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,055
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	856
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/31	1,153
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,141
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	627
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,781
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,142
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,555
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,594
Michigan Finance Authority Obligation Revenue Bonds	2,600	5.000	02/01/22	2,820
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,427
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	469
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	639
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	789
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	842
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	722
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,248
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,157
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	1,966
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,519
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,405
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,117
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,701
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	554
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,532
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	632
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,110
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,058
Michigan Strategic Fund Tax Allocation(~)(Ê)	15,000	4.125	07/01/45	15,132
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,150	5.125	06/01/22	3,149
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	506
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	496
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,359
				80,597
Minnesota - 0.9%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,927
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	736

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 313

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,144
City of Rochester Minnesota Revenue Bonds(~)(Ê)	1,125	4.000	11/15/30	1,146
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	738
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	4,001
Minnesota Higher Education Facilities Authority Revenue Bonds	965	5.000	10/01/27	1,143
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,186
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,184
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	677
State of Minnesota General Obligation Unlimited	700	3.000	10/01/29	707
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,331
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,445
				19,365
Mississippi - 0.9%
Jackson County Pollution Control Revenue Bonds(~)(Ê)	1,600	0.890	06/01/23	1,600
Mississippi Business Finance Corp. Revenue Bonds(Ê)	3,300	0.600	12/01/30	3,300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,138
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,126
Mississippi Development Bank Revenue Bonds	7,000	5.000	03/01/43	7,909
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,174
State of Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	1,600	0.750	11/01/35	1,600
				18,847
Missouri - 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	829
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,997
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,084
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,112
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,242
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	524
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,048
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,048
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,783
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,033
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,734
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	609
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,638
Nixa Public Schools General Obligation Unlimited(ae)	255	5.000	03/01/20	272
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	260
St. Louis Municipal Finance Corp. Revenue Bonds(µ)	500	5.000	10/01/38	565
				18,778
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,880
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,343
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,742
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,939
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,125
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,110
Sarpy County School District No. 1 General Obligation Unlimited	50	5.000	12/15/36	58
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,042
				15,239
Nevada - 0.7%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,113
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,114
Clark County Water Reclamation District General Obligation Limited	3,640	5.000	07/01/22	4,124
County of Clark Nevada Revenue Bonds	1,965	5.000	07/01/29	2,252
Nevada Department of Business & Industry Revenue Bonds	350	3.125	07/15/22	347
Nevada Department of Business & Industry Revenue Bonds	340	5.000	07/15/27	361

See accompanying notes which are an integral part of this quarterly report.

314 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,848
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,849
				14,008
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,666
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	2,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,785
				5,471
New Jersey - 5.1%
Bergen County Improvement Authority Revenue Bonds	475	2.000	02/15/18	475
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,001
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,031
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,201
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	325
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	612
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,029
City of Atlantic City General Obligation Unlimited(µ)	400	4.000	11/01/18	405
City of Atlantic City General Obligation Unlimited(µ)	300	5.000	03/01/24	338
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	568
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	515
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	848
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,684
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,087
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,303
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	1,893
Jersey City General Obligation Unlimited	450	5.000	11/01/31	528
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,550
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,667
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,948
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	82
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,262
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	796
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	891
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,323
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,785
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	810
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	316
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	770
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,928
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	509
New Jersey Educational Facilities Authority Revenue Bonds(µ)	1,960	5.000	07/01/33	2,262
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,045
New Jersey Educational Facilities Authority Revenue Bonds	710	5.000	07/01/47	773
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	494
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,395
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	947
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,151
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,157
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,300	5.000	07/01/29	2,679
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	334
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,139
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,187
New Jersey State Turnpike Authority Revenue Bonds	2,485	5.000	01/01/23	2,819
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,481
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	857
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,750	5.500	12/15/20	2,983
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	4.117	12/15/28	1,909
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,497

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 315

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.302	12/15/29	682
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/30	3,030
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,155	4.404	12/15/31	635
New Jersey Transportation Trust Fund Authority Revenue Bonds	19,500	4.649	12/15/37	7,915
New Jersey Transportation Trust Fund Authority Revenue Bonds	6,000	4.680	12/15/38	2,309
New Jersey Turnpike Authority Revenue Bonds(ae)	170	5.000	07/01/22	193
New Jersey Turnpike Authority Revenue Bonds	1,000	5.000	01/01/23	1,146
New Jersey Turnpike Authority Revenue Bonds	2,330	5.000	01/01/27	2,644
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,903
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,309
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	376
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,118
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	56
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,254
Tobacco Settlement Financing Corp. Revenue Bonds	3,300	4.750	06/01/34	3,245
				105,404
New York - 8.5%
Brooklyn Arena Local Development Corp. Revenue Bonds	1,125	5.000	07/15/28	1,306
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,508
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	958
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,508
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	581
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	809
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	693
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	574
City of New York General Obligation Unlimited(~)(Ê)	1,600	0.700	06/01/44	1,600
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,577
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,276
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,828
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,771
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,400
City of New York New York General Obligation Unlimited(~)(Ê)	1,500	0.430	01/01/36	1,500
City of New York New York General Obligation Unlimited(~)(Ê)	1,600	0.570	03/01/40	1,600
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	677
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,680
Hudson Yards Infrastructure Corp. Revenue Bonds	10,000	5.000	02/15/37	11,530
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,162
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	868
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,154
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,439
Long Island Power Authority Electrical Systems Revenue Bonds	2,990	5.000	09/01/36	3,434
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,091
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,202
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	1.420	04/06/20	4,010
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,610
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,494
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,672
Metropolitan Transportation Authority Revenue Bonds	6,365	5.000	11/15/28	7,620
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	286
Metropolitan Transportation Authority Revenue Bonds	1,500	5.000	11/15/29	1,802
Metropolitan Transportation Authority Revenue Bonds	3,000	5.000	11/15/30	3,584
New York City Housing Development Corp. Revenue Bonds(~)(Ê)	625	2.000	12/31/21	622
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	1,600	0.040	06/15/50	1,600
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,179
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	970
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,399

See accompanying notes which are an integral part of this quarterly report.

316 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,436
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,500	5.000	08/01/34	4,094
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(~)(Ê)	1,600	0.700	02/01/45	1,600
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue
Bonds(~)(Ê)	1,600	0.700	11/01/36	1,600
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,028
New York City Water & Sewer System Revenue Bonds(~)(Ê)	1,000	0.700	06/15/43	1,000
New York City Water & Sewer System Revenue Bonds(~)(Ê)	1,600	0.730	06/15/50	1,600
New York State Dormitory Authority Revenue Bonds(µ)	1,580	5.250	07/01/18	1,603
New York State Dormitory Authority Revenue Bonds(ae)	955	5.250	02/15/19	992
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,058
New York State Dormitory Authority Revenue Bonds	45	5.250	02/15/21	47
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	200
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,647
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	819
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,658
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	777
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,795
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,943
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,630
New York State Energy Research & Development Authority Gas Facilities Revenue
Bonds(~)(µ)(Ê)	2,350	1.980	12/01/20	2,350
New York State Energy Research & Development Authority Gas Facilities Revenue
Bonds(~)(µ)(Ê)	1,000	2.035	12/01/20	1,000
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	90	3.050	12/01/25	90
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	500	4.030	12/01/25	500
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	3,190	0.433	03/01/27	3,190
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	1,500	3.105	07/01/29	1,500
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	780
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,027
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	519
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,103
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	6,094
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,076
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,744
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,481
				178,094
North Carolina - 0.4%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	776
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	791
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,428
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,526
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,687
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,044
				9,252
North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,428
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	507
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	552
				2,487
Ohio - 4.1%
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	2,018
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,802
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,489
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,735	5.375	06/01/24	1,673
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,570
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,215
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,055

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 317

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	435
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,261
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,276
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	5,062
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,252
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,840
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,234
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,484
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,215
County of Montgomery Ohio Revenue Bonds(~)(Ê)	385	0.570	11/15/39	385
County of Montgomery Ohio Revenue Bonds(~)(Ê)	495	0.590	11/15/39	495
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	8,063
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,000
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,620
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	421
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	600
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	860
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	937
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	722
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	622
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,732
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds(~)(Ê)	600	4.375	06/01/33	566
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,937
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,168
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,094
				86,103
Oklahoma - 0.6%
Cache Educational Facilities Authority Revenue Bonds	3,385	5.000	09/01/27	4,004
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,255
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,098
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,290
Oklahoma Turnpike Authority Revenue Bonds	600	4.000	01/01/42	626
				12,273
Oregon - 0.3%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,027
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	280	5.000	10/01/19	289
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,189
Oregon State Facilities Authority Revenue Bonds	750	5.000	10/01/36	774
				5,279
Pennsylvania - 4.0%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	427
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	627
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	665
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	894
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	938
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	972
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	596
Allegheny County Hospital Development Authority Revenue Bonds	150	5.000	06/15/18	152
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/19	1,038
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	1,038
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	934
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,737
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,719
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,588
City of Philadelphia Revenue Notes	2,000	2.000	06/29/18	2,006
City of Scranton General Obligation Unlimited	1,000	5.000	09/01/18	1,013
City of Scranton General Obligation Unlimited	1,815	5.000	09/01/21	1,933

See accompanying notes which are an integral part of this quarterly report.

318 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Scranton General Obligation Unlimited	1,925	5.000	09/01/22	2,069
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,017
City of York General Obligation Unlimited	105	5.000	11/15/24	119
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,227
City of York General Obligation Unlimited	1,755	5.000	11/15/27	2,009
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	576
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	432
Dauphin County General Authority University Revenue Bonds	4,240	4.000	10/15/22	4,194
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,248
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,269
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,688
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	353
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	412
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	1,750	5.000	07/01/23	1,932
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	994
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,139
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,321
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	321
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	168
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	753
Pennsylvania Higher Education Facilities Authority Revenue Bonds(ae)	1,830	5.250	05/01/21	2,031
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	120
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	700	5.000	07/01/31	759
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,136
Philadelphia Authority for Industrial Development Revenue Bonds	850	5.875	06/15/22	902
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,240
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,226
Scranton School District General Obligation Limited	350	4.000	06/01/18	352
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,217
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	375
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,114
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,280
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,105
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,104
State Public School Building Authority Revenue Bonds	325	5.000	04/01/32	344
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,588
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,045
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	228
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,122
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,119
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	614
				82,539
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	455	5.500	07/01/18	458
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	660	5.500	07/01/19	667
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	450
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	997
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	555
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	555	5.375	07/01/25	592
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	840	5.250	07/01/26	890
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	417
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,007
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	7,500	5.000	07/01/35	7,660
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	3,889
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	247
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	535	5.000	07/01/31	557
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 319

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,404
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	320
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,001
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,796
Puerto Rico Electric Power Authority Revenue Bonds(µ)	360	4.000	07/01/23	361
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,945
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Electric Power Authority Revenue Bonds(µ)	7,000	5.250	07/01/31	7,712
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	460	5.250	07/01/22	491
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	320	4.950	07/01/26	331
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/35	707
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	300
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	895	5.500	07/01/26	996
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	952
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	687
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	5,460	5.250	07/01/31	5,187
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	232
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	287
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,599
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	279
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,323
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	968
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,192
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,465	5.500	07/01/26	2,470
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	349
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,097
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,048
				60,065
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	557
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,072
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,808
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,401
				7,838
South Carolina - 1.4%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,123
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,591
Lexington County School District No. 2 General Obligation Unlimited	675	4.000	03/01/32	729
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,351
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,659
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,812
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,769
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,211
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,063
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,929
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,353
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,558
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,588
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,553
				29,289
South Dakota - 0.1%
Rapid City Area School District No 51-4 General Obligation Unlimited	600	5.000	01/01/23	678
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,120
				1,798
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	688

See accompanying notes which are an integral part of this quarterly report.

320 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,006
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	706
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,992
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	384
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,462
				8,238
Texas - 7.2%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,156
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	532
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	588
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	906
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	748
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,143
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,159
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,799
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,335
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	577
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,873
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,228
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,348
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,361
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,513
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	625
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	998
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,032
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,181
City of San Antonio Texas Electric & Gas Systems Revenue Bonds	10,050	5.000	02/01/25	11,879
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,414
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	405
Comal Independent School District General Obligation Unlimited	1,970	5.000	02/01/25	2,313
Comal Independent School District General Obligation Unlimited	2,095	5.000	02/01/26	2,486
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	240
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	917
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,277
Cypress-Fairbanks Independent School District General Obligation Unlimited(~)(ae)(Ê)	3,000	2.000	08/15/18	3,010
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,816
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,155
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,449
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,307
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,973
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,727
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,357
Dickinson Independent School District General Obligation Unlimited	1,800	4.000	02/15/29	1,973
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,001
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	1,600	0.680	11/01/41	1,600
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds(~)(Ê)	1,700	1.300	12/01/27	1,700
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,563
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,137
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	847
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,540
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,356
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	747
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,851
Karnes County Hospital District Revenue Bonds	570	4.000	02/01/19	575
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,163
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,131

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 321

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,327
Lubbock Independent School District General Obligation Unlimited	590	2.000	02/15/18	590
Midland Independent School District Revenue Bonds	380	2.500	02/15/18	380
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	600	0.730	08/01/34	600
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	610
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	713
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	198
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	559
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,309
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,739
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	600	5.000	04/01/29	670
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,150	5.000	04/01/30	1,280
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,180
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,391
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,144
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	858
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	917
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	525
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,643
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,846
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,473
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,525
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,278
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	50	2.500	12/01/18	50
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	6,585
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,292
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,482
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,010
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,883
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,593
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,406
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	304
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	918
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,222
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	611
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,219
Viridian Municipal Management District Special Assessment	643	3.000	12/01/22	632
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	720
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,951
				150,644
Utah - 0.4%
County of Salt Lake Utah Revenue Bonds(~)(Ê)	2,000	5.000	12/01/33	2,061
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	237
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,945
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,330
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	524
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,336
				8,433
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	606

Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds	2,010	5.000	10/01/18	1,854
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	1,769
Virgin Islands Public Finance Authority Revenue Bonds	7,180	5.000	10/01/29	6,764
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	380
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	472
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,260	5.000	10/01/32	1,312

See accompanying notes which are an integral part of this quarterly report.

322 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	742
				13,293
Virginia - 0.6%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	518
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,045
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	677
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,012
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,006
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,650
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	548
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	616
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	779
Virginia Commonwealth Transportation Board Revenue Bonds	1,230	5.000	05/15/22	1,387
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,240
				13,478
Washington - 3.0%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,185
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,108
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,179
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,490
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,099
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000	3.000	08/01/19	5,002
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,068
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,026
King County School District No 410 General Obligation Unlimited	3,125	4.000	12/01/30	3,418
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,148
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,466
Seattle Housing Authority Revenue Bonds	175	1.625	12/01/18	175
Spokane Public Facilities District Revenue Bonds	970	5.000	12/01/34	1,117
State of Washington General Obligation Unlimited	11,660	5.000	02/01/25	13,758
State of Washington Revenue Bonds	8,000	5.000	09/01/20	8,647
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	271
Washington Health Care Facilities Authority Revenue Bonds	2,300	5.000	08/15/29	2,628
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	788
				61,573
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds(~)(µ)(Ê)	450	0.595	02/15/34	421
West Virginia State Building Commission Revenue Bonds(µ)	600	5.375	07/01/18	609
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,498
				2,528
Wisconsin - 1.4%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,436
Public Finance Authority Revenue Bonds	565	5.000	11/15/18	581
Public Finance Authority Revenue Bonds	1,000	3.000	11/15/22	1,002
Public Finance Authority Revenue Bonds	1,250	5.125	11/15/29	1,325
State of Wisconsin General Obligation Unlimited	4,250	5.000	11/01/20	4,632
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,573
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	6,743
Wisconsin Health & Educational Facilities Authority Revenue Bonds	6,000	5.500	08/15/18	6,127
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000	2.650	11/01/20	1,980
				28,399
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,063
County of Sweetwater Wyoming Revenue Bonds	960	5.000	12/15/18	963
				2,026
Total Municipal Bonds (cost $2,021,413)				2,038,262

Short-Term Investments - 3.3%

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 323

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
U. S. Cash Management Fund(@)	68,318,829	(8)			68,326
Total Short-Term Investments (cost $68,325)					68,326

Total Investments 101.1% (identified cost $2,089,738)					2,106,588
Other Assets and Liabilities, Net - (1.1%)					(23,017)
Net Assets - 100.0%					2,083,571

See accompanying notes which are an integral part of this quarterly report.

324 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per	Cost	Fair Value
% of Net Assets			Acquisition	Amount ($)	Unit	(000)	(000)
Securities			Date	or shares	$	$	$
0.6%
California Statewide Communities Development Authority Revenue Bonds			09/22/17	2,630,000	98.86	2,600	2,641
Centerra Metropolitan District No. 1 Tax Allocation			04/20/17	1,200,000	105.84	1,270	1,299
Corkscrew Farms Community Development District Special Assessment			12/13/17	300,000	100.00	300	299
Corkscrew Farms Community Development District Special Assessment			12/13/17	100,000	100.00	100	100
Denver Health & Hospital Authority Revenue Bonds			11/14/17	1,000,000	112.85	1,129	1,109
Regional Transportation District Certificate Of Participation			06/06/14	6,725,000	108.90	7,323	7,627
							13,075
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts

Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
				Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount	Fund Receives	Fund Pays	Date	$	$	$

Morgan Stanley	USD 13,850	Three Month LIBOR(2)	2.500%(3)	03/21/48	326	624	950
Total Open Interest Rate Swap Contracts (å)					326	624	950

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$76,063	$—	$—	$76,063
Alaska	—	10,534	—	—	10,534
Arizona	—	52,025	—	—	52,025
Arkansas	—	1,384	—	—	1,384
California	—	142,113	—	—	142,113
Colorado	—	50,220	—	—	50,220
Connecticut	—	52,228	—	—	52,228
Delaware	—	940	—	—	940
District of Columbia	—	8,312	—	—	8,312
Florida	—	126,012	—	—	126,012
Georgia	—	43,489	—	—	43,489
Guam	—	53,221	—	—	53,221
Idaho	—	14,806	—	—	14,806
Illinois	—	252,380	—	—	252,380
Indiana	—	6,848	—	—	6,848
Iowa	—	11,824	—	—	11,824
Kansas	—	5,302	—	—	5,302
Kentucky	—	15,613	—	—	15,613
Louisiana	—	32,859	—	—	32,859
Maryland	—	11,174	—	—	11,174
Massachusetts	—	28,971	—	—	28,971
Michigan	—	80,597	—	—	80,597
Minnesota	—	19,365	—	—	19,365
Mississippi	—	18,847	—	—	18,847

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 325

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Missouri	—	18,778	—	—	18,778
Nebraska	—	15,239	—	—	15,239
Nevada	—	14,008	—	—	14,008
New Hampshire	—	5,471	—	—	5,471
New Jersey	—	105,404	—	—	105,404
New York	—	178,094	—	—	178,094
North Carolina	—	9,252	—	—	9,252
North Dakota	—	2,487	—	—	2,487
Ohio	—	86,103	—	—	86,103
Oklahoma	—	12,273	—	—	12,273
Oregon	—	5,279	—	—	5,279
Pennsylvania	—	82,539	—	—	82,539
Puerto Rico	—	60,065	—	—	60,065
Rhode Island	—	7,838	—	—	7,838
South Carolina	—	29,289	—	—	29,289
South Dakota	—	1,798	—	—	1,798
Tennessee	—	8,238	—	—	8,238
Texas	—	150,644	—	—	150,644
Utah	—	8,433	—	—	8,433
Vermont	—	606	—	—	606
Virgin Islands	—	13,293	—	—	13,293
Virginia	—	13,478	—	—	13,478
Washington	—	61,573	—	—	61,573
West Virginia	—	2,528	—	—	2,528
Wisconsin	—	28,399	—	—	28,399
Wyoming	—	2,026	—	—	2,026
Short-Term Investments	—	—	—	68,326	68,326

Total Investments	$—	$2,038,262	$—	$68,326	$2,106,588

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	950	—	—	950

Total Other Financial Instruments*	$—	$950	$—	$—	$950

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

326 Tax-Exempt Bond Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Long-Term Investments - 1.0%
United States Government Treasuries - 1.0%
United States Treasury Inflation Indexed
Bonds
0.375% due 07/15/27	5,642		5,537
United States Treasury Notes
2.250% due 11/15/27	1,525		1,464
			7,001
Total Long-Term Investments
(cost $7,027)			7,001

Short-Term Investments - 95.6%
Federal Home Loan Bank Discount
Notes
1.179% due 02/09/18 (ç)(~)	3,150		3,149
1.265% due 02/20/18 (ç)(~)	80,000		79,942
1.282% due 02/23/18 (ç)(~)	20,600		20,583
1.289% due 02/28/18 (ç)(~)	300		300
1.428% due 04/02/18 (~)	15,100		15,064
1.435% due 04/25/18 (~)	20,000		19,935
1.436% due 04/27/18 (~)	19,100		19,036
1.488% due 05/02/18 (~)	500		498
U. S. Cash Management Fund(@)(a)(&)	469,591,050	(8)	469,638
United States Treasury Bills
1.271% due 03/08/18 (~)	6,480		6,472
1.291% due 03/15/18 (ç)(~)	58,678		58,589
United States Treasury Floating Rate
Notes
1.652% due 10/31/18 (§)(Ê)(~)	1,000		1,002
Total Short-Term Investments
(cost $694,185)			694,208

Total Investments 96.6%
(identified cost $701,212)			701,209

Other Assets and Liabilities,
Net - 3.4%			24,531

Net Assets - 100.0%			725,740

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Bills with an approximate aggregate value of $60,383,212 which represents 8.68% of U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 327

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %

United States Treasury Floating Rate Notes	U. S. Treasury 3 Month Bill Money Market Yield	0.000

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	25	USD	1,384	03/18	119
Brent Crude Oil Futures	189	USD	12,897	04/18	1,961
Brent Crude Oil Futures	44	USD	2,897	10/18	237
Cocoa Futures	281	USD	5,676	05/18	152
Cotton No. 2 Futures	241	USD	9,442	05/18	(499)
Gold 100 oz. Futures	119	USD	15,984	04/18	223
Lead Futures	3	USD	196	03/18	9
Live Cattle Futures	12	USD	590	04/18	14
Low Sulphur Gasoil Futures	158	USD	9,527	06/18	(135)
New York Harbor ULSD Futures	67	USD	5,711	05/18	(36)
Nickel Futures	9	USD	733	03/18	141
Platinum Futures	242	USD	12,152	04/18	355
Soybean Meal Futures	322	USD	10,996	05/18	(5)
Soybean Oil Futures	531	USD	10,603	05/18	127
WTI Crude Oil Futures	108	USD	6,908	05/18	135
WTI Crude Oil Futures	120	USD	7,321	11/18	635
Zinc Futures	6	USD	532	03/18	66
Short Positions
Brent Crude Oil Futures	44	USD	3,017	03/18	1
Coffee "C" Futures	143	USD	6,660	05/18	43
Copper Futures	19	USD	1,518	03/18	(72)
Corn Futures	628	USD	11,602	05/18	(167)
Gasoline RBOB Futures	133	USD	11,555	04/18	(15)
Lean Hogs Futures	22	USD	636	04/18	41
Natural Gas Futures	19	USD	542	04/18	(3)
Palladium Futures	67	USD	6,858	03/18	(261)
Silver Futures	55	USD	4,741	03/18	(18)
Soybean Futures	172	USD	8,660	05/18	(29)
Sugar 11 Futures	424	USD	6,349	04/18	(47)
Wheat Futures	643	USD	15,204	05/18	(1,041)
WTI Crude Oil Futures	80	USD	5,178	02/18	(541)
WTI Crude Oil Futures	40	USD	2,572	04/18	(245)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,145

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Bloomberg Commodity Index Total
Return	Morgan Stanley	USD	44,688	0.150%(1)	03/15/18	—	(328)	(328)
Bloomberg Commodity Index 1				3 Month Treasury Bill +
Month Forward Total Return	Goldman Sachs	USD	34,072	0.140%(4)	02/15/18	—	(142)	(142)
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Total Return	BNP Paribas	USD	56,881	0.190%(1)	02/21/18	—	571	571

See accompanying notes which are an integral part of this quarterly report.

328 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Bloomberg Commodity Index 2				3 Month Treasuty Bill +
Month Forward Total Return	Morgan Stanley	USD	37,695	0.178	%(1)	02/21/18	—	379	379
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Total Return	UBS	USD	40,362	0.148	%(1)	02/21/18	—	406	406
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	Goldman Sachs	USD	38,839	0.140	%(4)	02/15/18	—	(663)	(663)
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	Macquarie	USD	64,915	0.130	%(4)	02/15/18	—	(458)	(458)
BNP Strategy Commodity Index				3 Month Treasury Bill +
Total Return	BNP Paribas	USD	22,538	0.140	%(1)	02/15/18	519	(162)	357
Cargill Custom Index (#)	Cargill	USD	174,597	0.450	%(1)	03/29/18	—	—	—
Citi CVICXMB2 Commodity Index	Citigroup	USD	5,602	0.170	%(1)	02/15/18	(1)	(5)	(6)
Citi CVICXMB3 Commodity Index	Citigroup	USD	5,535	0.170	%(1)	02/15/18	—	—	—
Goldman Sachs ABGS1042
Commodity Index	Goldman Sachs	USD	2,718	0.250	%(4)	02/15/18	—	(27)	(27)
JPMorgan JMABCTNE Commodity
Index	JPMorgan Chase	USD	6,933	0.150	%(1)	02/15/18	(7)	7	—
JPMorgan JMABDEW2 Commodity
Index	JPMorgan Chase	USD	2,318	0.300	%(1)	02/15/18	38	(31)	7
JPMorgan JMABFNJ1 Commodity
Index	JPMorgan Chase	USD	2,342	0.350	%(1)	02/15/18	2	(7)	(5)
JPMorgan JMABNIC4 Commodity
Index	JPMorgan Chase	USD	3,326	0.170	%(1)	02/15/18	87	(25)	62
Macquarie MQCP563E Commodity
Index	Macquarie	USD	1,694	0.950	%(1)	02/15/18	(2)	23	21
Macquarie MQCP235E Commodity
Index	Macquarie	USD	3,482	N/A		02/15/18	98	(46)	52
Macquarie MQCC112T Commodity
Index (##)	Macquarie	USD	71,940	0.256	%(1)	02/21/18	—	487	487
Merrill Lynch MLBXBIN1
Commodity Index (###)	Bank of America	USD	77,390	0.120	%(1)	02/28/18	—	—	—
Merrill Lynch MLBXCS2T				3 Month Treasury Bill +
Commodity Index (####)	Bank of America	USD	82,377	0.256	%(1)	02/21/18	—	555	555
Societe Generale SGCOP04				3 Month Treasury Bill +
Commodity Index (#####)	Societe Generale	USD	60,959	0.256	%(1)	02/21/18	—	409	409
Short
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Total Return	BNP Paribas	USD	26,000	0.190	%(1)	02/21/18	—	92	92
Bloomberg Commodity Index 2				3 Month Treasuty Bill +
Month Forward Total Return	Morgan Stanley	USD	25,000	0.178	%(1)	02/21/18	—	88	88
Commodity Forward CAL19
Northwest Europe Jet Kerosene
Futures vs ICE Brent Crude Oil
Futures	Goldman Sachs	USD	5	N/A		12/31/19	—	—	—
Commodity Forward CAL2H18
WTI Midland vs WTI Trade Month
Futures	Goldman Sachs	USD	7	N/A		12/31/18	—	—	—
Macquarie MQCC112T Commodity
Index (##)	Macquarie	USD	30,000	0.256	%(1)	02/21/18	—	198	198
Merrill Lynch MLBXCS2T				3 Month Treasury Bill +
Commodity Index (####)	Bank of America	USD	30,000	0.256	%(1)	02/21/18	—	199	199
Societe Generale SGCOP04				3 Month Treasury Bill +
Commodity Index (#####)	Societe Generale	USD	30,000	0.256	%(1)	02/21/18	—	199	199
Total Open Total Return Swap Contracts (å)							734	1,719	2,453

(#)The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands (except contract amounts)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 329

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

			Value and Unrealized
			Appreciation
Futures	Number of Contracts	Notional Value (USD)	(Depreciation)	Weights %
Long Positions
Aluminum April 2018	138	7,654	—	4.9
Bean Oil September 2018	228	4,602	—	3.0
Brent Crude Oil April 2018	191	13,158	—	8.5
Coffee May 2018	91	4,238	—	2.7
Comex Copper September 2018	149	12,089	—	7.8
Corn September 2018	588	11,304	—	7.3
Cotton December 2018	63	2,347	—	1.5
Cotton May 2018	69	2,703	—	1.7
Crude Oil August 2018	200	12,604	—	8.1
Gold June 2018	152	20,496	—	13.3
Heating Oil April 2018	72	6,213	—	4.0
KC Wheat May 2018	101	2,434	—	1.6
Lean Hogs April 2018	105	3,035	—	2.0
Lean Hogs August 2018	122	4,027	—	2.6
Live Cattle April 2018	152	7,474	—	4.8
Live Cattle April 2018	50	2,459	—	1.6
Live Cattle August 2018	84	3,773	—	2.4
Live Cattle June 2018	25	1,151	—	0.7
London Cocoa July 2018	50	1,016	—	0.7
London Cocoa March 2018	75	1,570	—	1.0
London Cocoa May 2018	555	11,124	—	7.2
London Cocoa May 2018	50	1,057	—	0.7
London Cocoa May 2018	50	1,002	—	0.6
London Cocoa May 2018	25	501	—	0.3
Natural Gas April 2018	491	14,043	—	9.1
Natural Gas April 2018	40	1,144	—	0.7
Natural Gas March 2018	125	3,744	—	2.4
Nickel April 2018	62	5,058	—	3.3
RBOB Gasoline October 2018	83	6,390	—	4.1
Silver July 2018	72	6,272	—	4.1
Soybean Meal September 2018	159	5,431	—	3.5
Soybeans September 2018	207	10,477	—	6.8
Sugar May 2018	352	5,271	—	3.4
Wheat May 2018	255	5,935	—	3.8
Zinc May 2018	62	5,475	—	3.5
Short Positions
Cocoa July 2018	50	(1,018)	(—)	(0.7)
Cocoa May 2018	100	(2,020)	(—)	(1.3)
Corn March 2018	150	(2,711)	(—)	(1.8)
Cotton March 2018	30	(1,159)	(—)	(0.7)
Cotton March 2018	39	(1,507)	(—)	(1.0)
Cotton March 2018	111	(4,289)	(—)	(2.8)
Feeder Cattle March 2018	67	(4,859)	(—)	(3.1)
Lean Hogs April 2018	140	(4,046)	(—)	(2.6)
Live Cattle April 2018	75	(3,688)	(—)	(2.4)
Live Cattle June 2018	235	(10,817)	(—)	(7.0)
London Cocoa July 2018	50	(1,066)	(—)	(0.7)
London Cocoa July 2018	50	(1,066)	(—)	(0.7)
London Cocoa March 2018	73	(1,448)	(—)	(0.9)
London Cocoa March 2018	204	(4,0465)	(—)	(2.6)
London Cocoa May 2018	25	(501)	(—)	(0.3)

See accompanying notes which are an integral part of this quarterly report.

330 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

London Cocoa May 2018	175	(3,699)	(—)	(2.4)
Natural Gas April 2018	125	(3,575)	(—)	(2.3)
Natural Gas March 2018	40	(1,198)	(—)	(0.8)
Total Long and Short Futures		154,560	—	99.9

			Value and Unrealized
			Appreciation
Foreign Currency Exchange Contracts		Notional Value (USD)	(Depreciation)	Weights %
GBP May 2018 (Bought GBP / Sold USD)		2,046	—	1.3
GBP June 2018 (Bought GBP / Sold USD)		1,038	—	0.7
Total Foreign Currency Exchange Contracts		3,084	—	2.0

			Value and Unrealized
			Appreciation
Options	Number of Contracts	Notional Value (USD)	(Depreciation)	Weights %
Purchased Options
London Cocoa March 2018 Call	100	266	—	0.2
London Cocoa May 2018 Call	100	645	—	0.4
London Cocoa March 2018 Put	(100)	973	—	0.6
London Cocoa May 2018 Put	(100)	404	—	0.3
Written Options
London Cocoa March 2018 Put	200	(1,946)	(—)	(1.3)
London Cocoa Match 2018 Put	(100)	(555)	(—)	(0.4)
London Cocoa Match 2018 Put	100	(555)	(—)	(0.4)
London Cocoa May 2018 Put	(100)	(326)	(—)	(0.2)
Total Options		(1,094)	(—)	(0.7)

Embedded Fees		(1,869)	(—)	(1.2)
Outstanding Swap contract, at value (^)		154,681	—	100.0

(^) The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

(##) The Macquarie MQCC112T index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands (except contract amounts)
		1/31/2018 Contract
Futures	Number of Contracts	Price (USD)	Weights %
Aluminum May 2018	34	2,222.75	4.5
Brent Crude Oil December 2018	49	65.83	7.6
Coffee March 2018	23	121.85	2.4
Copper May 2018	37	321.50	6.9
Corn March 2018	144	361.50	6.1
Cotton March 2018	15	78.36	1.4
Crude Oil December 2018	53	61.01	7.5
Gold April 2018	38	1,343.10	11.8
Heating Oil March 2018	18	206.64	3.6
Kansas Wheat March 2018	25	467.25	1.4
Lean Hogs April 2018	29	72.25	2.0
Live Cattle April 2018	37	122.93	4.3
Natural Gas March 2018	123	3.00	8.6
Nickel June 2018	15	13,631.50	3.0

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 331

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Silver July 2018	17	17.42	3.6
Soybean Meal March 2018	39	337.80	3.1
Soybean Oil May 2018	57	33.28	2.6
Soybeans March 2018	51	995.75	5.9
Sugar May 2018	90	1337	3.2
Unleaded Gasoline March 2018	21	189.37	3.9
Wheat March 2018	64	451.75	3.4
Zinc June 2018	15	3,532.50	3.2
Total Futures			100.0

(###) The Merrill Lynch MLBXBIN1 index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands (except contract amounts)
		1/31/2018 Contract
Futures	Number of Contracts	Price (USD)	Weights %
Aluminum Match 2018	16	2,213.75	1.1
WTI Crude March 2018	136	64.73	11.4
Brent Crude May 2018	128	68.57	11.4
Cotton March 2018	43	77.28	2.1
Gold April 2018	44	1,343.10	7.6
Copper March 2018	100	319.55	10.3
Heating Oil March 2018	49	206.64	5.5
Live Cattle April 2018	103	122.93	6.6
Lean Hogs April 2018	83	72.25	3.1
Natural Gas March 2018	347	3.00	13.4
Nickel March 2018	42	13,579.50	4.4
Unleaded Gas March 2018	56	189.37	5.8
Soybean Meal March 2018	106	337.8	4.6
Soybeans March 2018	122	995.75	7.9
Zinc March 2018	42	3,549.50	4.8
Total Futures			100.0

(####) The Merrill Lynch MLBXCS2T index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands (except contract amounts)
		1/31/18 Contract
Futures	Number of Contracts	Price (USD)	Weights %
Aluminum March 2018	43	2,213.75	4.5
Brent Crude Oil December 2018	62	65.83	7.6
Coffee March 2018	28	121.85	2.4
Copper March 2018	46	319.55	6.9
Corn March 2018	180	361.50	6.1
Cotton May 2018	19	78.36	1.4
Crude Oil December 2018	65	61.01	7.5
Gold April 2018	47	1,343.10	11.8
Heating Oil March 2018	22	206.64	3.6
Kansas Wheat July 2018	29	497.50	1.4
Lean Hogs April 2018	37	72.25	2.0
Live Cattle April 2018	46	122.93	4.3
Natural Gas March 2018	153	3.00	8.6
Nickel June 2018	19	13,631.50	2.9
Silver March 2018	22	17.24	3.6
Soybean Meal March 2018	48	337.80	3.1
Soybean Oil May 2018	71	33.28	2.7
Soybeans March 2018	63	995.75	5.9
Sugar July 2018	110	13.67	3.2

See accompanying notes which are an integral part of this quarterly report.

332 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Unleaded Gasoline March 2018	26	189.37	3.9
Wheat March 2018	79	451.75	3.4
Zinc June 2018	19	3,532.50	3.2
Total Futures			100.0

(#####) The Societe Generale SGCOP04 index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands (except contract amounts)
		1/31/18 Contract
Futures	Number of Contracts	Price (USD)	Weights %
Aluminum December 2018	25	2,245.25	4.5
Brent Crude Oil December 2018	37	65.83	7.6
Coffee May 2018	17	124.20	2.4
Copper March 2018	27	319.55	6.9
Corn March 2018	107	361.50	6.1
Cotton March 2018	11	77.28	1.4
Crude Oil December 2018	39	61.01	7.5
Gold April 2018	28	1,343.10	11.8
Heating Oil March 2018	13	206.64	3.7
Kansas Wheat May 2018	18	482.00	1.4
Lean Hogs April 2018	22	72.25	2.0
Live Cattle April 2018	28	122.93	4.4
Natural Gas March 2018	91	3.00	8.6
Nickel March 2018	11	13,579.50	3.0
Silver December 2018	13	17.65	3.6
Soybean Meal March 2018	29	337.80	3.0
Soybean Oil March 2018	42	33.07	2.6
Soybeans March 2018	38	995.75	5.9
Sugar May 2018	66	13.37	3.2
Unleaded Gasoline March 2018	15	189.37	3.8
Wheat May 2018	46	465.50	3.3
Zinc December 2018	11	3,482.00	3.3
Total Futures			100.0

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
United States Government Treasuries	$—	$7,001	$—	$—	$7,001
Short-Term Investments	—	224,570	—	469,638	694,208
Total Investments	—	231,571	—	469,638	701,209

Other Financial Instruments
Assets
Futures Contracts	4,259	—	—	—	4,259

Total Return Swap Contracts	—	4,082	—	—	4,082

Liabilities
Futures Contracts	(3,114)	—	—	—	(3,114)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 333

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Total Return Swap Contracts	—	(1,629)	—	—	(1,629)
Total Other Financial Instruments*	$1,145	$2,453	$—	$—	$3,598

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

334 Commodity Strategies Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.7%			China Merchants Port Holdings Co. , Ltd.	2,487,048	6,574
Australia - 9.0%			China Resources Gas Group, Ltd.	662,106	2,184
APA Group	325,021	2,110	COSCO Shipping Ports, Ltd.	5,128,203	5,367
Aurizon Holdings, Ltd.	481,906	1,815	ENN Energy Holdings, Ltd.	159,514	1,228
AusNet Services(Æ)	3,907,847	5,334	Jiangsu Expressway Co. , Ltd. Class H	5,687,380	8,785
Macquarie Atlas Roads Group	597,582	2,760			25,725
Spark Infrastructure Group(Ñ)	5,192,853	9,656
Sydney Airport	1,394,753	7,646	France - 8.0%
Transurban Group - ADR(Æ)	5,411,944	52,356	Aeroports de Paris	73,850	15,338
		81,677	Eiffage SA	43,752	5,304
			Engie SA	95,816	1,664
Austria - 0.3%			Getlink SE	1,860,644	26,102
Flughafen Wien AG	42,817	1,887	Rubis SCA	1,765	130
Oesterreichische Post AG	11,316	539	Suez Environnement Co.	327,844	4,889
		2,426	Vinci SA	177,717	19,193
					72,620
Belgium - 0.1%
Elia System Operator SA	13,668	840	Germany - 1.4%
			Fraport AG Frankfurt Airport Services
Bermuda - 0.4%			Worldwide	98,554	11,646
Beijing Enterprises Water Group, Ltd.			Hamburger Hafen und Logistik AG	14,400	401
(Æ)	3,097,395	2,229	Innogy SE(Þ)	17,732	676
Brookfield Renewable Energy Partners,					12,723
LP	25,136	840
China Everbright Water, Ltd. (Ñ)	681,888	244	Hong Kong - 1.4%
CK Infrastructure Holdings, Ltd.	17,806	159	Beijing Enterprises Holdings, Ltd.	91,000	558
		3,472	CLP Holdings, Ltd.	199,430	2,036
			Guangdong Investment, Ltd.	1,124,373	1,671
Brazil - 2.0%			HKT Trust & HKT, Ltd.	54,773	68
Alupar Investimento SA	55,713	324	Hong Kong & China Gas Co. , Ltd.	330,509	653
CCR SA	1,682,395	8,275	MTR Corp. , Ltd.	46,794	268
Cia de Saneamento Basico do Estado de			Power Assets Holdings, Ltd.	804,801	7,156
Sao Paulo(Æ)	83,080	948			12,410
Companhia de Saneamento do Parana
SANEPAR(Æ)	19,844	362	India - 0.4%
EDP - Energias do Brasil SA(Æ)	511,200	2,200	Bharti Infratel, Ltd.	197,102	1,092
Rumo SA(Æ)	323,300	1,448	Petronet LNG, Ltd.	180,698	723
Transmissora Alianca de Energia			Power Grid Corp. of India, Ltd.	612,174	1,863
Eletrica SA	659,784	4,173			3,678
		17,730
			Indonesia - 0.1%
Canada - 9.5%			Sarana Menara Nusantara Tbk PT	2,170,479	602
Brookfield Infrastructure Partners, LP(Ñ)	55,421	2,379	Tower Bersama Infrastructure Tbk PT	490,246	225
Canadian Pacific Railway, Ltd.	15,042	2,785			827
Enbridge, Inc. (Ñ)	1,050,766	38,474
Hydro One, Ltd. (Þ)	560,110	10,114	Italy - 5.6%
Inter Pipeline, Ltd.	18,140	348	Atlantia SpA	1,296,864	42,944
Keyera Corp.	28,866	812	Ei Towers SpA	25,922	1,583
Kinder Morgan(Þ)	33,270	455	Enav SpA(Þ)	230,616	1,207
Pembina Pipeline Corp.	213,815	7,289	Hera SpA	252,413	921
Progressive Waste Solutions, Ltd.	68,596	4,927	Infrastrutture Wireless Italiane SpA(Þ)	428,006	3,095
TransCanada Corp.	371,878	17,121	Snam Rete Gas SpA	209,913	1,022
Westshore Terminals Investment Corp.	43,700	894	Societa Iniziative Autostradali e Servizi
		85,598	SpA	16,577	312
			Terna Rete Elettrica Nazionale SpA	8,664	52
Chile - 0.2%					51,136
Aguas Andinas SA Class A	2,894,931	1,950
Enel Chile SA - ADR	41,440	261	Japan - 2.9%
		2,211	Central Japan Railway Co.	22,525	4,279
			East Japan Railway Co.	75,377	7,522
China - 2.8%			Japan Airport Terminal Co. , Ltd.	74,324	2,878
China Everbright International, Ltd.	1,038,220	1,587

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 335

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kamigumi Co. , Ltd.	92,361	2,036	United Kingdom - 5.9%
Osaka Gas Co. , Ltd.	232,800	4,634	Centrica PLC	47,332	90
Tokyo Gas Co. , Ltd.	173,200	4,128	National Grid PLC	3,039,820	34,818
West Japan Railway Co.	9,500	715	National Grid PLC - ADR(Ñ)	21,552	1,243
		26,192	Pennon Group PLC	27,854	284
			Scottish & Southern Energy PLC	383,520	7,106
Mexico - 1.7%			Severn Trent PLC Class H	218,257	6,054
Grupo Aeroportuario del Centro Norte			United Utilities Group PLC	392,138	4,116
SAB de CV - ADR(Ñ)	27,770	1,137			53,711
Grupo Aeroportuario del Pacifico SAB de
CV - ADR	35,818	3,755	United States - 30.9%
Grupo Aeroportuario del Pacifico SAB de			Advanced Disposal Services, Inc. (Æ)	9,982	243
CV Class B	571,283	5,973	Alliant Energy Corp.	80,191	3,188
Grupo Aeroportuario del Sureste SAB de			Ameren Corp.	50,926	2,884
CV - ADR	729	142	American Electric Power Co. , Inc.	109,418	7,526
Infraestructura Energetica Nova SAB			American Tower Corp. (ö)	69,544	10,272
de CV	88,231	460	American Water Works Co. , Inc.	19,626	1,632
OHL Mexico SAB de CV	1,616,725	2,749	Antero Midstream GP LP	73,574	1,549
Promotora y Operadora de			Atmos Energy Corp.	36,945	3,063
Infraestructura SAB de CV	45,465	466	Avangrid, Inc. (Ñ)	314	15
Promotora y Operadora de			Boardwalk Pipeline Partners, LP	421,171	5,290
Infraestructura SAB de CV Class L	34,730	273	Cheniere Energy, Inc. (Æ)	84,349	4,771
		14,955	Chesapeake Utilities Corp.	3,931	289
			CMS Energy Corp.	207,956	9,306
Netherlands - 1.3%			Connecticut Water Service, Inc.	1,000	53
InterXion Holding NV(Æ)	4,122	259	CoreSite Realty Corp. Class A(ö)	2,291	248
Koninklijke Vopak NV	257,495	11,640	Crown Castle International Corp. (ö)	70,576	7,959
		11,899	CSX Corp.	29,727	1,688
			CyrusOne, Inc. (ö)	1,574	91
New Zealand - 1.2%			Digital Realty Trust, Inc. (ö)	7,853	879
Auckland International Airport, Ltd.	1,544,192	7,615	Dominion Energy, Inc.	233,516	17,850
Infratil, Ltd.	434,053	1,039	DTE Energy Co.	23,815	2,516
Port of Tauranga, Ltd. (Ñ)	467,148	1,772	Duke Energy Corp.	47,621	3,738
		10,426	Edison International	120,152	7,513

Singapore - 0.7%			Enbridge Energy Management LLC(Æ)
CitySpring Infrastructure Trust(Æ)	3,425,584	1,495	(Ñ)	433,545	5,940
ComfortDelGro Corp. , Ltd.	821,600	1,312	Enterprise Products Partners, LP(Ñ)	427,125	11,797
Hutchison Port Holdings Trust Class U	886,700	368	Eversource Energy(Æ)	23,719	1,496
Keppel DC REIT (Æ)(Ñ)(ö)	81,219	88	Great Plains Energy, Inc.	212,242	6,605
NetLink NBN Trust(Æ)	2,264,179	1,432	Hess Midstream Partners, LP	22,811	497
Parkway Life Real Estate Investment			Kinder Morgan, Inc.	1,976,279	35,533
Trust (Æ)(ö)	580,067	1,335	Macquarie Infrastructure Corp.	47,233	3,134
		6,030	Magellan Midstream Partners, LP(Ñ)	42,149	3,009
			MPLX LP(Ñ)	33,590	1,250
Spain - 9.3%			New Jersey Resources Corp.	2,401	93
Abertis Infraestructuras SA	1,169,326	28,337	NextEra Energy, Inc.	187,159	29,650
Aena SA(Þ)	161,046	35,089	NiSource, Inc.	382,166	9,432
Cellnex Telecom SA(Þ)	99,142	2,677	Norfolk Southern Corp.	17,980	2,713
Enagas SA	80,416	2,192	ONEOK, Inc.	83,207	4,898
Endesa SA - ADR	32,020	719	Pattern Energy Group, Inc. Class A(Ñ)	58,466	1,206
Ferrovial SA	280,026	6,420	PG&E Corp.	333,036	14,131
Gas Natural SDG SA	75,884	1,753	Pinnacle West Capital Corp.	22,051	1,763
Iberdrola SA	390,307	3,179	Plains All American Pipeline, LP(Ñ)	321,440	6,741
Iberdrola SA(Æ)(Š)	10,775	88	Plains GP Holdings, LP Class A	6,300	134
Red Electrica Corp. SA	188,835	4,002	PNM Resources, Inc.	851	32
		84,456	QTS Realty Trust, Inc. Class A(ö)	4,143	206
			Republic Services, Inc. Class A	49,578	3,411
Switzerland - 1.6%			SemGroup Corp. Class A(Ñ)	18,419	528
Flughafen Zurich AG	58,045	14,776	Sempra Energy	46,677	4,995
			Southern Co. (The)	227,025	10,241

See accompanying notes which are an integral part of this quarterly report.

336 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Southwest Gas Holdings, Inc.	11,167		822
	Spire, Inc.	519		34
	Targa Resources Corp.	33,715		1,618
	UGI Corp.	121,182		5,546
	Union Pacific Corp.	17,810		2,378
	Unitil Corp.	11,431		505
	Waste Management, Inc.	18,841		1,666
	WEC Energy Group, Inc. (Æ)	49,762		3,200
	Williams Cos. , Inc. (The)	202,310		6,350
	Xcel Energy, Inc.	113,758		5,192
				279,309

	Virgin Islands, British - 0.0%
	AquaVenture Holdings, Ltd. (Æ)	15,261		232

	Total Common Stocks
	(cost $731,939)			875,059

	Investments in Other Funds - 0.1%
	3i Infrastructure PLC	213,091		608
	Total Investments in Other Funds
	(cost $506)			608

Short	-Term Investments - 2.1%
	United States - 2.1%
	U. S. Cash Management Fund (@)	18,963,254	(8)	18,965
	Total Short-Term Investments
	(cost $18,965)			18,965

	Other Securities - 3.7%
	U. S. Cash Collateral Fund(×)	33,813,502	(8)	33,814
	Total Other Securities
	(cost $33,814)			33,814

	Total Investments 102.6%
	(identified cost $785,224)			928,446

	Other Assets and Liabilities, Net
-	(2.6%)			(23,416)
	Net Assets - 100.0%			905,030

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 337

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
9.2%
COSCO Shipping Ports, Ltd.		05/10/12	HKD		644,312	1.12	720	674
COSCO Shipping Ports, Ltd.		05/25/12	HKD		505,871	1.23	620	530
COSCO Shipping Ports, Ltd.		06/12/15	HKD		3,978,020	1.20	4,760	4,163
Flughafen Wien AG		08/07/17	EUR		42,817	20.74	901	1,887
Hutchison Port Holdings Trust		11/22/13			886,700	0.45	537	368
Jiangsu Expressway Co. , Ltd.		09/01/14	HKD		5,087,380	1.26	6,406	7,858
Jiangsu Expressway Co. , Ltd.		01/26/16	HKD		600,000	1.18	711	927
OHL Mexico SAB de CV		01/29/16	MXN		495,825	1.08	533	843
OHL Mexico SAB de CV		09/15/16	MXN		1,120,900	1.27	1,423	1,906
Port of Tauranga, Ltd.		09/30/10	NZD		386,855	1.02	394	1,467
Port of Tauranga, Ltd.		12/12/16	NZD		80,293	2.55	205	305
Sarana Menara Nusantara Tbk PT		04/28/17	IDR		2,170,479	0.30	658	602
Spark Infrastructure Group		07/17/15	AUD		456,702	1.35	616	849
Spark Infrastructure Group		08/12/15	AUD		2,129,023	1.63	3,478	3,959
Spark Infrastructure Group		10/21/15	AUD		1,603,819	1.40	2,246	2,982
Spark Infrastructure Group		05/12/17	AUD		1,003,309	1.98	1,989	1,866
Transurban Group		10/04/10	AUD		1,807,704	4.91	10,387	17,488
Transurban Group		01/23/12	AUD		2,698,270	6.52	17,601	26,104
Transurban Group		02/07/14	AUD		391,385	5.84	2,287	3,786
Transurban Group		11/28/15	AUD		514,585	5.39	2,775	4,978
								83,542
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
CAC40 Euro Index Futures			22	EUR	1,206	02/18		(8)
DAX Index Futures			1	EUR	329	03/18		—
EURO STOXX 50 Index Futures			30	EUR	1,080	03/18		11
FTSE 100 Index Futures			10	GBP	747	03/18		(22)
Hang Seng Index Futures			8	HKD	13,138	02/18		11
IBEX 35 Index Futures			35	EUR	3,654	02/18		(8)
S&P Utilities Select Sector Index Futures			219	USD	11,265	03/18		(13)
S&P/TSX 60 Index Futures			19	CAD	3,583	03/18		(76)
SPI 200 Index Futures			23	AUD	3,439	03/18		(18)
TOPIX Index Futures			4	JPY	73,580	03/18		(12)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(135)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought	Settlement Date		$
Australia and New Zealand Banking Group	USD		206	HKD	1,612	02/01/18		—
Bank of America	USD		360	AUD	460	03/22/18		11
Bank of America	USD	1,270		AUD	1,690	03/22/18		91
Bank of America	USD	2,129		AUD	2,710	03/22/18		55
Bank of America	USD	1,290		CAD	1,657	03/22/18		57

See accompanying notes which are an integral part of this quarterly report.

338 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	59	EUR	47	02/01/18	—
Bank of America	USD	151	EUR	122	02/01/18	—
Bank of America	USD	406	EUR	327	02/01/18	—
Bank of America	USD	944	EUR	780	03/22/18	27
Bank of America	USD	3,876	EUR	3,266	03/22/18	191
Bank of America	USD	6,325	EUR	5,220	03/22/18	177
Bank of America	USD	8,527	EUR	7,185	03/22/18	421
Bank of America	USD	218	GBP	160	03/22/18	10
Bank of America	USD	537	GBP	399	03/22/18	31
Bank of America	USD	923	GBP	680	03/22/18	45
Bank of America	USD	194	HKD	1,510	03/22/18	—
Bank of America	USD	698	HKD	5,439	03/22/18	(2)
Bank of America	USD	1,181	HKD	9,220	03/22/18	(1)
Bank of America	USD	224	JPY	25,062	03/22/18	7
Bank of America	USD	497	JPY	55,910	03/22/18	16
Bank of America	AUD	770	USD	593	03/22/18	(27)
Bank of America	CAD	570	USD	445	03/22/18	(19)
Bank of America	CAD	2,100	USD	1,652	03/22/18	(56)
Bank of America	CHF	1,250	USD	1,269	03/22/18	(79)
Bank of America	EUR	78	USD	97	02/01/18	—
Bank of America	EUR	407	USD	505	02/01/18	—
Bank of America	EUR	177	USD	219	02/02/18	—
Bank of America	EUR	1,530	USD	1,829	03/22/18	(77)
Bank of America	EUR	3,090	USD	3,692	03/22/18	(157)
Bank of America	GBP	150	USD	202	03/22/18	(12)
Bank of America	GBP	530	USD	712	03/22/18	(42)
Bank of America	HKD	1,420	USD	182	03/22/18	—
Bank of America	HKD	2,920	USD	374	03/22/18	—
Bank of America	JPY	18,170	USD	161	03/22/18	(6)
Bank of Montreal	USD	351	AUD	450	03/22/18	11
Bank of Montreal	USD	454	CAD	570	03/22/18	10
Bank of Montreal	USD	191	HKD	1,490	03/22/18	—
Bank of Montreal	USD	162	JPY	18,200	03/22/18	5
BNP Paribas	USD	353	AUD	440	03/22/18	2
BNP Paribas	USD	161	CAD	200	03/22/18	2
BNP Paribas	USD	316	CAD	390	03/22/18	2
BNP Paribas	USD	735	EUR	590	03/22/18	—
BNP Paribas	USD	97	GBP	70	03/22/18	2
BNP Paribas	USD	99	GBP	70	03/22/18	—
BNP Paribas	USD	209	HKD	1,630	03/22/18	—
BNP Paribas	USD	174	JPY	18,860	03/22/18	(1)
Brown Brothers Harriman	USD	302	CAD	380	03/22/18	7
Brown Brothers Harriman	USD	659	EUR	530	03/22/18	1
Brown Brothers Harriman	USD	1,153	EUR	960	03/22/18	42
Brown Brothers Harriman	USD	113	GBP	80	03/22/18	—
Brown Brothers Harriman	USD	202	GBP	150	03/22/18	11
Brown Brothers Harriman	USD	207	HKD	1,620	03/22/18	—
Brown Brothers Harriman	USD	170	JPY	18,490	03/22/18	—
Brown Brothers Harriman	AUD	890	USD	668	03/22/18	(49)
Brown Brothers Harriman	AUD	1,810	USD	1,396	03/22/18	(63)
Brown Brothers Harriman	CAD	380	USD	308	03/22/18	(1)
Brown Brothers Harriman	CAD	390	USD	313	03/22/18	(4)
Brown Brothers Harriman	CAD	760	USD	592	03/22/18	(26)
Brown Brothers Harriman	EUR	420	USD	503	03/22/18	(20)
Brown Brothers Harriman	EUR	580	USD	722	03/22/18	—
Brown Brothers Harriman	EUR	760	USD	943	03/22/18	(4)
Brown Brothers Harriman	EUR	2,100	USD	2,490	03/22/18	(125)
Brown Brothers Harriman	GBP	80	USD	114	03/22/18	—

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 339

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	GBP	150	USD	203	03/22/18	(10)
Brown Brothers Harriman	GBP	150	USD	211	03/22/18	(2)
Brown Brothers Harriman	HKD	1,630	USD	209	03/22/18	—
Brown Brothers Harriman	HKD	2,890	USD	371	03/22/18	1
Brown Brothers Harriman	HKD	5,880	USD	753	03/22/18	—
Brown Brothers Harriman	JPY	17,910	USD	159	03/22/18	(5)
Brown Brothers Harriman	JPY	18,780	USD	173	03/22/18	1
Brown Brothers Harriman	JPY	36,450	USD	324	03/22/18	(11)
Citibank	AUD	300	USD	235	03/22/18	(7)
Citibank	GBP	70	USD	95	03/22/18	(5)
Citibank	HKD	1,550	USD	198	03/22/18	—
Citibank	JPY	18,840	USD	170	03/22/18	(3)
Commonwealth Bank of Australia	USD	1,270	AUD	1,690	03/22/18	91
Commonwealth Bank of Australia	USD	1,291	CAD	1,657	03/22/18	57
Commonwealth Bank of Australia	USD	3,879	EUR	3,266	03/22/18	190
Commonwealth Bank of Australia	USD	8,533	EUR	7,185	03/22/18	417
Commonwealth Bank of Australia	USD	537	GBP	399	03/22/18	31
Commonwealth Bank of Australia	USD	698	HKD	5,439	03/22/18	(2)
Commonwealth Bank of Australia	USD	224	JPY	25,062	03/22/18	6
Commonwealth Bank of Australia	CHF	1,250	USD	1,270	03/22/18	(78)
Credit Suisse	USD	9	SGD	12	02/02/18	—
Credit Suisse	CAD	24	USD	20	02/02/18	—
Deutsche Bank	USD	1,148	HKD	8,972	02/01/18	(1)
JPMorgan Chase	HKD	1,407	USD	180	02/01/18	—
JPMorgan Chase	HKD	1,653	USD	211	02/02/18	—
Royal Bank of Canada	USD	1,241	AUD	1,620	03/22/18	64
Royal Bank of Canada	USD	1,613	CAD	2,070	03/22/18	71
Royal Bank of Canada	USD	4,890	EUR	4,120	03/22/18	242
Royal Bank of Canada	USD	592	GBP	440	03/22/18	34
Royal Bank of Canada	USD	924	HKD	7,210	03/22/18	(2)
Royal Bank of Canada	USD	320	JPY	35,830	03/22/18	9
State Street	USD	633	AUD	784	02/01/18	(1)
State Street	USD	1,269	AUD	1,690	03/22/18	91
State Street	USD	191	BRL	609	02/02/18	—
State Street	USD	55	CAD	68	02/01/18	—
State Street	USD	304	CAD	380	03/22/18	5
State Street	USD	1,291	CAD	1,657	03/22/18	57
State Street	USD	2,340	CAD	2,920	03/22/18	35
State Street	USD	713	EUR	580	03/22/18	10
State Street	USD	3,878	EUR	3,266	03/22/18	189
State Street	USD	111	GBP	80	03/22/18	3
State Street	USD	536	GBP	399	03/22/18	32
State Street	USD	205	HKD	1,600	03/22/18	—
State Street	USD	698	HKD	5,439	03/22/18	(2)
State Street	USD	53	JPY	5,816	02/01/18	—
State Street	USD	407	JPY	44,325	02/02/18	(1)
State Street	USD	171	JPY	18,860	03/22/18	3
State Street	USD	224	JPY	25,062	03/22/18	6
State Street	USD	6	SGD	8	02/01/18	—
State Street	AUD	3,950	USD	3,105	03/22/18	(77)
State Street	CAD	55	USD	44	02/01/18	—
State Street	CAD	4,260	USD	3,434	03/22/18	(32)
State Street	EUR	109	USD	135	02/01/18	—
State Street	EUR	194	USD	240	02/02/18	—
State Street	EUR	8,300	USD	10,026	03/22/18	(313)
State Street	GBP	1,070	USD	1,455	03/22/18	(67)
State Street	HKD	13,860	USD	1,775	03/22/18	2
State Street	IDR	35	USD	—	02/01/18	—

See accompanying notes which are an integral part of this quarterly report.

340 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
State Street		IDR	754	USD		—	02/01/18	—
State Street		JPY	75,140	USD		667	03/22/18	(23)
State Street		MXN	42	USD		2	02/02/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								1,468

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Common Stocks
Australia	$—		$81,677		$—		$—	$81,677
Austria	—		2,426		—		—	2,426
Belgium	—		840		—		—	840
Bermuda	840		2,632		—		—	3,472
Brazil	17,730		—		—		—	17,730
Canada	85,598		—		—		—	85,598
Chile	2,211		—		—		—	2,211
China	—		25,725		—		—	25,725
France	—		72,620		—		—	72,620
Germany	—		12,723		—		—	12,723
Hong Kong	—		12,410		—		—	12,410
India	—		3,678		—		—	3,678
Indonesia	—		827		—		—	827
Italy	—		51,136		—		—	51,136
Japan	—		26,192		—		—	26,192
Mexico	14,955		—		—		—	14,955
Netherlands	259		11,640		—		—	11,899
New Zealand	—		10,426		—		—	10,426
Singapore	—		6,030		—		—	6,030
Spain	—		84,368		88		—	84,456
Switzerland	—		14,776		—		—	14,776
United Kingdom	1,243		52,468		—		—	53,711
United States	279,309		—		—		—	279,309
Virgin Islands, British	232		—		—		—	232
Investments in Other Funds	—		608		—		—	608
Short-Term Investments	—		—		—		18,965	18,965
Other Securities	—		—		—		33,814	33,814
Total Investments	402,377		473,202		88		52,779	928,446

Other Financial Instruments
Assets
Futures Contracts	22		—		—		—	22
Foreign Currency Exchange Contracts	1		2,880		—		—	2,881
Liabilities

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 341

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	(157)	—	—	—	(157)
Foreign Currency Exchange Contracts	(5)	(1,408)	—	—	(1,413)
Total Other Financial Instruments*	$(139)	$1,472	$—	$—	$1,333

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	539
Airport Services	112,080
Construction & Engineering	30,917
Diversified	30,441
Electric Utilities	143,656
Environmental & Facilities Services	11,834
Gas Utilities	25,707
Healthcare	1,335
Highways & Railtracks	174,806
Industrial	206
Integrated Telecommunication Services	9,458
Marine Ports & Services	10,838
Multi-Utilities	108,827
Oil & Gas Refining & Marketing	2,062
Oil & Gas Storage & Transportation	164,706
Railroads	24,163
Renewable Electricity	2,046
Specialty	4,634
Trucking	1,312
Water Utilities	15,875
Wireless Telecommunication Services	225
Short-Term Investments	18,965
Other Securities	33,814
Total Investments	928,446

See accompanying notes which are an integral part of this quarterly report.

342 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.1%			Unibail-Rodamco SE(ö)	54,029	13,960
Australia - 4.8%
Arena REIT(Æ)(ö)	144,068	265			36,390
BGP Holdings PLC(Å)(Æ)(Š)	4,619,419	—	Germany - 3.4%
Charter Hall Group - ADR(ö)	753,483	3,578	ADO Properties SA(Þ)	70,203	3,782
Dexus Property Group(Æ)(ö)	1,081,143	8,293	Alstria Office REIT-AG(ö)	321,446	5,067
Goodman Group(ö)	1,474,018	9,595	Deutsche Wohnen SE	332,273	15,011
GPT Group (The)(ö)	1,599,428	6,476	TLG Immobilien AG	80,050	2,260
Mirvac Group(ö)	2,537,698	4,492	Vonovia SE	180,877	8,918
					35,038
Scentre Group(ö)	2,907,464	9,713
Viva Energy(ö)	681,358	1,141	Hong Kong - 11.0%
Westfield Corp. (ö)	922,468	6,828	Champion REIT(Æ)(ö)	865,119	643
		50,381	CK Asset Holdings, Ltd.	1,721,424	16,451
Austria - 0.0%			Hang Lung Properties, Ltd. - ADR	3,218,103	8,511
Buwog AG(Æ)	10,232	368	Henderson Land Development Co. , Ltd.	788,430	5,509
			Hongkong Land Holdings, Ltd.	1,903,895	13,699
Belgium - 0.1%			Hysan Development Co. , Ltd.	834,628	4,684
Aedifica(ö)	7,026	676
			Link Real Estate Investment Trust(ö)	1,247,252	11,035
VGP NV	8,443	629
			New World Development Co. , Ltd.	3,038,226	4,931
		1,305	Sino Land Co. , Ltd.	2,177,990	4,016
Brazil - 0.3%			Sun Hung Kai Properties, Ltd.	1,482,327	25,711
BR Malls Participacoes SA	547,618	2,209	Swire Properties, Ltd. (Å)	3,604,578	12,611
Iguatemi Empresa de Shopping Centers
			Wharf Holdings, Ltd. (The)	290,050	1,191
SA	60,716	819
		3,028	Wharf Real Estate Investment Co. , Ltd.
			(Æ)	700,162	4,839
Canada - 2.4%			Wheelock & Co. , Ltd.	220,000	1,721
Allied Properties Real Estate Investment					115,552
Trust(Å)(ö)	197,267	6,631
Boardwalk Real Estate Investment			Ireland - 0.3%
Trust(Ñ)(ö)	142,460	5,154	Green REIT PLC(ö)	605,518	1,202
Canadian Apartment Properties(ö)	199,088	5,853	Hibernia REIT PLC(ö)	1,251,915	2,395
Crombie Real Estate Investment Trust(ö)	207	2			3,597
Dream Office Real Estate Investment
Trust(ö)	224,843	4,146	Japan - 9.6%
First Capital Realty, Inc. Class A	73,866	1,235	Activia Properties, Inc. (ö)	762	3,396
Granite Real Estate Investment Trust(ö)	7,230	298	Daiwa House REIT Investment Corp. (ö)	819	2,013
H&R Real Estate Investment Trust(ö)	47	1	Frontier Real Estate Investment Corp. (ö)	441	1,843
			Global One Real Estate Investment
RioCan Real Estate Investment Trust(ö)	104,924	2,055	Corp. (Å)(ö)	1,057	4,002
		25,375
			GLP J-REIT(ö)	279	323
China - 0.0%			Hulic Co. , Ltd.	459,035	5,836

Shui On Land, Ltd.	1,138,500	396	Ichigo Hotel REIT Investment Corp.
			(Ñ)(ö)	421	481
Finland - 0.1%			Invesco Office J-REIT, Inc. (ö)	25	28
Citycon OYJ	254,030	706	Invincible Investment Corp. (ö)	5,936	2,753
France - 3.5%			Japan Logistics Fund, Inc. (ö)	1,152	2,173
Fonciere Des Regions(ö)	31,518	3,462	Japan Real Estate Investment Corp. (ö)	501	2,583
Gecina SA(ö)	58,472	11,417	Japan Retail Fund Investment Corp. (ö)	1,847	3,686
			Kenedix Office Investment Corp. Class
Icade SA(ö)	3,231	350
			A(ö)	512	3,232
Klepierre SA - GDR(ö)	159,853	7,301
			Mitsubishi Estate Co. , Ltd.	962,500	18,519

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 343

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsui Fudosan Co. , Ltd.	959,293	25,260	Capital & Counties Properties PLC	120	1

Mori Hills REIT Investment Corp. Class			Capital & Regional PLC(ö)	285,940	230
A(ö)	1,066	1,339
			Derwent London PLC(ö)	185,858	7,730
Mori Trust Sogo REIT, Inc. (ö)	136	203
			Grainger PLC	182,880	749
Nippon Building Fund, Inc. (ö)	784	4,202
			Great Portland Estates PLC	1,218,648	11,505
Nippon (Æ)(ö) Healthcare Investment Corp.	121	190	Hammerson PLC(Ñ)(ö)	1,156,772	8,099
NTT Urban Development Corp.	293,700	3,858	Land Securities Group PLC	1,246,665	17,737
Premier Investment Corp. (ö)	3,242	3,459	LondonMetric Property PLC(ö)	606,558	1,543
Sekisui House Reit, Inc. (Ñ)(ö)	1,409	1,910	LXB Retail Properties PLC(Å)(Æ)	527,994	171

Sumitomo Realty & Development Co.,			PRS REIT PLC (The)(Å)(Æ)(ö)	711,722	1,046
Ltd.	117,000	4,506
			Safestore Holdings PLC(ö)	285,530	2,023
Tokyo Tatemono Co. , Ltd.	311,896	5,031
			Segro PLC(ö)	1,086,765	8,972
		100,826
			St. Modwen Properties PLC	353,126	2,066
Netherlands - 0.7%			Tritax Big Box REIT PLC(ö)	660,268	1,398
Eurocommercial Properties NV	63,494	2,995	UNITE Group PLC (The)(ö)	377,995	4,279
InterXion Holding NV(Æ)	62,754	3,937	Warehouse REIT PLC(Æ)(ö)	222,432	327
		6,932
			Workspace Group PLC(ö)	87,722	1,289
Norway - 0.3%					87,828
Entra ASA(Å)	197,574	2,988	United States - 46.2%
			Agree Realty Corp. (ö)	72,398	3,485
CapitaLand, Singapore Ltd. - 1.1%	699,600	2,044	Alexandria Real Estate Equities, Inc. (ö)	59,428	7,708
CDL Hospitality Trusts(Æ)	1,687,239	2,340	American Campus Communities, Inc. (ö)	41,431	1,594
City Developments, Ltd.	370,400	3,748	American Homes 4 Rent Class A(ö)	46,919	975

Suntec Real Estate Investment Trust(Æ)			American Tower Corp. (ö)	56,621	8,363
(ö)	2,070,600	3,265	Americold Realty Trust(Æ)(ö)	83,915	1,534

		11,397	Apartment Investment & Management
			Co. Class A(ö)	129,367	5,413
Spain - 1.7%
			AvalonBay Communities, Inc. (ö)	66,408	11,316
Aedas Homes SAU(Æ)(Þ)	45,202	1,762
Hispania Activos Inmobiliarios Socimi			Boston Properties, Inc. (ö)	155,261	19,207
SA(ö)	37,273	779	Brixmor Property Group, Inc. (ö)	186,414	3,025
Inmobiliaria Colonial Socimi SA(ö)	267,227	2,982	Camden Property Trust(ö)	122,495	10,603
Merlin Properties Socimi SA(ö)	841,873	12,111	CBL & Associates Properties, Inc. (Ñ)(ö)	6,274	35
		17,634	Columbia Property Trust, Inc. (ö)	28,388	621
Sweden - 0.9%			CoreSite Realty Corp. Class A(ö)	20,058	2,173
Atrium Ljungberg AB Class B	27,769	459	Corporate Office Properties Trust(ö)	86,119	2,351
Castellum AB	196,700	3,391	Cousins Properties, Inc. (ö)	438,497	3,947
Fastighets AB Balder Class B(Æ)	20,819	555	CubeSmart(ö)	169,546	4,668
Hufvudstaden AB Class A	177,307	2,854	CyrusOne, Inc. (ö)	30,966	1,786
Pandox AB	88,920	1,670	DCT Industrial Trust, Inc. (ö)	42,865	2,537
		8,929	DDR Corp. (ö)	92,939	755
			Digital Realty Trust, Inc. (ö)	64,804	7,255
Switzerland - 0.3%
			Douglas Emmett, Inc. (ö)	245,544	9,494
PSP Swiss Property AG	32,687	3,216
			Duke Realty Corp. (ö)	32,339	854

United Kingdom - 8.4%			Empire State Realty Trust, Inc. Class
			A(ö)	293,740	5,743
Assura PLC(ö)	3,680,568	3,221
			Equinix, Inc. (Æ)(ö)	6,228	2,835
Big Yellow Group PLC(ö)	135,949	1,675
British Land Co. PLC (The)(ö)	1,449,611	13,767	Equity LifeStyle Properties, Inc. Class	115,918	10,006
			A(ö)

See accompanying notes which are an integral part of this quarterly report.

344 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Equity Residential(ö)	227,094	13,991	Washington Prime Group, Inc. (ö)	1,668		11
Essex Property Trust, Inc. (ö)	47,497	11,066	Weingarten Realty Investors(ö)	215,605		6,371
Extended Stay America, Inc.	121,103	2,450	Welltower, Inc. (ö)	57,421		3,443
Extra Space Storage, Inc. (ö)	172,459	14,396	Weyerhaeuser Co. (ö)	94,758		3,557
Federal Realty Investment Trust(ö)	21,912	2,647				483,007
Forest City Realty Trust, Inc. Class A(ö)	60,882	1,429	Total Common Stocks
GEO Group, Inc. (The)(ö)	36,808	830	(cost $822,663)			994,893
GGP, Inc. (Æ)(ö)	890,419	20,505
HCP, Inc. (ö)	135,506	3,263	Short-Term Investments - 4.6%
Healthcare Realty Trust, Inc. (ö)	175,255	5,235	United States - 4.6%
			U. S. Cash Management Fund(@)	48,253,007	(8)	48,258
Hilton Worldwide Holdings, Inc.	83,087	7,116	Total Short-Term Investments
Host Hotels & Resorts, Inc. (ö)	558,285	11,590	(cost $48,255)			48,258
Hudson Pacific Properties, Inc. (ö)	68,969	2,205
Invitation Homes, Inc. (ö)	436,364	9,814	Other Securities - 1.2%
			U. S. Cash Collateral Fund(×)	12,227,726	(8)	12,228
JBG Smith Properties(ö)	84,597	2,855
Kilroy Realty Corp. (ö)	130,851	9,332	Total Other Securities
			(cost $12,228)			12,228
Kimco Realty Corp. (ö)	32,560	518
LaSalle Hotel Properties(ö)	221,021	6,750	Total Investments 100.9%
Life Storage, Inc. (Æ)(ö)	60,510	5,028	(identified cost $883,146)			1,055,379
Macerich Co. (The)(ö)	169,965	10,975
Mack-Cali Realty Corp. (ö)	139,859	2,807	Other Assets and Liabilities, Net

Mid-America Apartment Communities,			Net - (0.9%) Assets - 100.0%			1,046,252	(9,127)
Inc. (ö)	8,396	801
Omega Healthcare Investors, Inc. (Ñ)(ö)	107,114	2,897
Paramount Group, Inc. (ö)	196,876	2,959
Pebblebrook Hotel Trust(Ñ)(ö)	80,622	3,145
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	47,107	525
Prologis, Inc. (ö)	313,805	20,431
Public Storage(ö)	33,817	6,620
Realty Income Corp. (ö)	173,263	9,216
Regency Centers Corp. (ö)	142,604	8,971

Retail Properties of America, Inc. Class
A(ö)	239,681	2,888
Rexford Industrial Realty, Inc. (ö)	245,868	7,300
RLJ Lodging Trust(ö)	55,113	1,274
Ryman Hospitality Properties, Inc. (ö)	27,787	2,127
Simon Property Group, Inc. (ö)	275,121	44,948
SL Green Realty Corp. (ö)	147,533	14,830
STORE Capital Corp. (ö)	173,073	4,242
Sun Communities, Inc. (ö)	78,545	6,978
Sunstone Hotel Investors, Inc. (ö)	509,121	8,579
Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	61,685	1,554
Taubman Centers, Inc. (ö)	64,470	3,975
UDR, Inc. (ö)	331,753	12,119
Urban Edge Properties(ö)	109,601	2,563
Ventas, Inc. (ö)	161,127	9,019
Vornado Realty Trust(ö)	259,185	18,579

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 345

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
2.6%
Allied Properties Real Estate Investment Trust		02/03/16	CAD		184,865	26.03	4,814	6,214
Allied Properties Real Estate Investment Trust		10/19/16	CAD		12,402	28.40	352	417
BGP Holdings PLC		08/06/09	EUR		4,619,419	—	—	—
Entra ASA		08/11/15	NOK		197,574	10.20	1,922	2,988
Global One Real Estate Investment Corp.		09/29/16	JPY		1,057	3,473.28	3,742	4,002
LXB Retail Properties PLC		05/28/14	GBP		527,994	2.03	1,071	171
PRS REIT PLC (The)		05/31/17	GBP		711,722	1.36	974	1,046
Swire Properties, Ltd.		01/29/14	HKD		3,604,578	2.53	11,184	12,611
								27,449
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of			Notional	Expiration	(Depreciation)
		Contracts			Amount	Date		$
Long Positions
Dow Jones U. S. Real Estate Index Futures			889	USD	27,737	03/18		(637)
FTSE/EPRA Europe Index Future			332	EUR	7,319	03/18		(58)
Hang Seng Index Futures			21	HKD	34,486	02/18		20
MSCI Singapore Index ETS Futures			45	SGD	1,814	02/18		(21)
S&P/TSX 60 Index Futures			10	CAD	1,886	03/18		(23)
SPI 200 Index Futures			26	AUD	3,888	03/18		(26)
TOPIX Index Futures			31	JPY	570,244	03/18		10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(735)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought	Settlement Date		$
Bank of America	USD		16	AUD	20	02/02/18		—
Bank of America	USD		22	AUD	27	02/02/18		—
Bank of America	USD		156	AUD	194	02/02/18		—
Bank of America	USD		117	AUD	150	03/22/18		3
Bank of America	USD		507	AUD	675	03/22/18		36
Bank of America	USD		10	CAD	12	02/01/18		—
Bank of America	USD		56	CAD	69	02/01/18		—
Bank of America	USD		154	CAD	190	03/22/18		1
Bank of America	USD		212	CAD	272	03/22/18		9
Bank of America	USD		66	EUR	53	02/01/18		—
Bank of America	USD		14	EUR	11	02/02/18		—
Bank of America	USD		43	EUR	35	02/02/18		—
Bank of America	USD		66	EUR	53	02/02/18		—
Bank of America	USD		423	EUR	341	02/02/18		—
Bank of America	USD		351	EUR	290	03/22/18		10
Bank of America	USD	1,549		EUR	1,305	03/22/18		78
Bank of America	USD		47	GBP	33	02/01/18		—
Bank of America	USD		75	GBP	53	02/01/18		—
Bank of America	USD		103	GBP	73	02/01/18		—
Bank of America	USD		145	GBP	102	02/01/18		—
Bank of America	USD		152	GBP	107	02/01/18		—

See accompanying notes which are an integral part of this quarterly report.

346 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	159	GBP	112	02/01/18	—
Bank of America	USD	169	GBP	119	02/01/18	—
Bank of America	USD	173	GBP	122	02/01/18	—
Bank of America	USD	202	GBP	143	02/01/18	1
Bank of America	USD	12	GBP	9	02/02/18	—
Bank of America	USD	23	GBP	16	02/02/18	—
Bank of America	USD	55	GBP	39	02/02/18	—
Bank of America	USD	74	GBP	52	02/02/18	—
Bank of America	USD	150	GBP	106	02/02/18	—
Bank of America	USD	154	GBP	109	02/02/18	—
Bank of America	USD	192	HKD	1,500	03/22/18	—
Bank of America	USD	572	HKD	4,456	03/22/18	(1)
Bank of America	USD	782	JPY	87,704	03/22/18	23
Bank of America	USD	113	SGD	150	03/22/18	1
Bank of America	USD	229	SGD	309	03/22/18	7
Bank of America	AUD	43	USD	35	02/02/18	—
Bank of America	AUD	99	USD	80	02/02/18	—
Bank of America	AUD	161	USD	129	02/02/18	—
Bank of America	AUD	300	USD	231	03/22/18	(11)
Bank of America	AUD	460	USD	352	03/22/18	(18)
Bank of America	CAD	190	USD	148	03/22/18	(6)
Bank of America	CAD	380	USD	299	03/22/18	(10)
Bank of America	CAD	390	USD	303	03/22/18	(14)
Bank of America	EUR	8	USD	10	02/01/18	—
Bank of America	EUR	65	USD	80	02/01/18	—
Bank of America	EUR	81	USD	101	02/01/18	—
Bank of America	EUR	153	USD	190	02/01/18	—
Bank of America	EUR	234	USD	291	02/01/18	—
Bank of America	EUR	95	USD	118	02/02/18	—
Bank of America	EUR	242	USD	300	02/02/18	—
Bank of America	EUR	250	USD	296	03/22/18	(15)
Bank of America	EUR	440	USD	521	03/22/18	(27)
Bank of America	EUR	980	USD	1,171	03/22/18	(49)
Bank of America	EUR	1,910	USD	2,282	03/22/18	(96)
Bank of America	GBP	7	USD	10	02/01/18	—
Bank of America	GBP	8	USD	11	02/01/18	—
Bank of America	GBP	11	USD	15	02/01/18	—
Bank of America	GBP	7	USD	10	02/02/18	—
Bank of America	GBP	10	USD	15	02/02/18	—
Bank of America	GBP	20	USD	28	02/02/18	—
Bank of America	HKD	1,460	USD	187	03/22/18	—
Bank of America	HKD	5,830	USD	746	03/22/18	—
Bank of America	JPY	36,350	USD	322	03/22/18	(11)
Bank of America	JPY	72,440	USD	642	03/22/18	(23)
Bank of America	SEK	347	USD	44	02/02/18	—
Bank of America	SEK	749	USD	95	02/02/18	—
Bank of America	SGD	120	USD	89	03/22/18	(3)
Bank of America	SGD	230	USD	171	03/22/18	(4)
Bank of Montreal	USD	234	AUD	300	03/22/18	8
Bank of Montreal	USD	151	CAD	190	03/22/18	3
Bank of Montreal	USD	398	EUR	330	03/22/18	13
Bank of Montreal	USD	192	HKD	1,500	03/22/18	—
Bank of Montreal	USD	324	JPY	36,410	03/22/18	10
BNP Paribas	USD	482	AUD	600	03/22/18	1
BNP Paribas	USD	154	CAD	190	03/22/18	—
BNP Paribas	USD	1,606	EUR	1,290	03/22/18	—
BNP Paribas	USD	629	HKD	4,910	03/22/18	—
BNP Paribas	USD	693	JPY	75,470	03/22/18	1

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 347

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	222	SGD	290	03/22/18	—
Brown Brothers Harriman	USD	221	AUD	273	02/01/18	(1)
Brown Brothers Harriman	USD	221	AUD	273	02/01/18	(1)
Brown Brothers Harriman	USD	221	AUD	273	02/01/18	(1)
Brown Brothers Harriman	USD	243	AUD	300	03/22/18	(1)
Brown Brothers Harriman	USD	596	AUD	760	03/22/18	16
Brown Brothers Harriman	USD	151	CAD	190	03/22/18	3
Brown Brothers Harriman	USD	521	EUR	420	03/22/18	2
Brown Brothers Harriman	USD	1,718	EUR	1,430	03/22/18	64
Brown Brothers Harriman	USD	74	HKD	582	02/02/18	—
Brown Brothers Harriman	USD	75	HKD	583	02/02/18	—
Brown Brothers Harriman	USD	792	HKD	6,180	03/22/18	(1)
Brown Brothers Harriman	USD	347	JPY	37,710	03/22/18	—
Brown Brothers Harriman	USD	92	SGD	120	03/22/18	—
Brown Brothers Harriman	USD	241	SGD	320	03/22/18	4
Brown Brothers Harriman	AUD	150	USD	115	03/22/18	(6)
Brown Brothers Harriman	AUD	150	USD	113	03/22/18	(8)
Brown Brothers Harriman	AUD	750	USD	578	03/22/18	(26)
Brown Brothers Harriman	CAD	200	USD	156	03/22/18	(7)
Brown Brothers Harriman	EUR	124	USD	154	02/01/18	—
Brown Brothers Harriman	EUR	60	USD	74	02/02/18	—
Brown Brothers Harriman	EUR	90	USD	107	03/22/18	(5)
Brown Brothers Harriman	EUR	200	USD	238	03/22/18	(11)
Brown Brothers Harriman	HKD	2,940	USD	377	03/22/18	1
Brown Brothers Harriman	HKD	5,870	USD	752	03/22/18	—
Brown Brothers Harriman	JPY	18,300	USD	162	03/22/18	(6)
Brown Brothers Harriman	JPY	54,250	USD	485	03/22/18	(13)
Brown Brothers Harriman	JPY	127,570	USD	1,133	03/22/18	(38)
Brown Brothers Harriman	SGD	460	USD	343	03/22/18	(9)
Citibank	USD	1,358	JPY	150,760	03/22/18	27
Commonwealth Bank of Australia	USD	507	AUD	675	03/22/18	36
Commonwealth Bank of Australia	USD	212	CAD	272	03/22/18	9
Commonwealth Bank of Australia	USD	1,550	EUR	1,305	03/22/18	76
Commonwealth Bank of Australia	USD	572	HKD	4,456	03/22/18	(1)
Commonwealth Bank of Australia	USD	783	JPY	87,704	03/22/18	22
Commonwealth Bank of Australia	USD	229	SGD	309	03/22/18	7
Merrill Lynch	USD	57	CAD	70	02/01/18	—
Merrill Lynch	USD	965	SGD	1,262	02/02/18	(3)
Merrill Lynch	HKD	7,469	USD	955	02/01/18	—
Royal Bank of Canada	USD	1,823	AUD	2,380	03/22/18	94
Royal Bank of Canada	USD	1,044	CAD	1,340	03/22/18	46
Royal Bank of Canada	USD	5,602	EUR	4,720	03/22/18	277
Royal Bank of Canada	USD	2,774	HKD	21,640	03/22/18	(5)
Royal Bank of Canada	USD	3,363	JPY	376,280	03/22/18	93
Royal Bank of Canada	USD	781	SGD	1,050	03/22/18	20
Royal Bank of Canada	AUD	150	USD	113	03/22/18	(8)
State Street	USD	20	BRL	65	02/01/18	—
State Street	USD	27	BRL	85	02/01/18	—
State Street	USD	38	BRL	120	02/01/18	—
State Street	USD	70	BRL	223	02/01/18	—
State Street	USD	76	BRL	243	02/01/18	—
State Street	USD	220	BRL	697	02/01/18	(1)
State Street	USD	41	BRL	130	02/02/18	—
State Street	USD	76	BRL	238	02/02/18	(1)
State Street	USD	83	BRL	261	02/02/18	(1)
State Street	USD	314	CAD	390	03/22/18	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						562

See accompanying notes which are an integral part of this quarterly report.

348 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$50,381	$—	$—	$50,381
Austria	—	368	—	—	368
Belgium	—	1,305	—	—	1,305
Brazil	3,028	—	—	—	3,028
Canada	25,375	—	—	—	25,375
China	396	—	—	—	396
Finland	—	706	—	—	706
France	6,598	29,792	—	—	36,390
Germany	—	35,038	—	—	35,038
Hong Kong	—	115,552	—	—	115,552
Ireland	—	3,597	—	—	3,597
Japan	—	100,826	—	—	100,826
Netherlands	3,937	2,995	—	—	6,932
Norway	—	2,988	—	—	2,988
Singapore	—	11,397	—	—	11,397
Spain	—	17,634	—	—	17,634
Sweden	—	8,929	—	—	8,929
Switzerland	—	3,216	—	—	3,216
United Kingdom	—	87,828	—	—	87,828
United States	483,007	—	—	—	483,007
Short-Term Investments	—	—	—	48,258	48,258
Other Securities	—	—	—	12,228	12,228
Total Investments	522,341	472,552	—	60,486	1,055,379

Other Financial Instruments
Assets
Futures Contracts	30	—	—	—	30
Foreign Currency Exchange Contracts	6	998	—	—	1,004
Liabilities
Futures Contracts	(765)	—	—	—	(765)
Foreign Currency Exchange Contracts	(11)	(431)	—	—	(442)
Total Other Financial Instruments*	$(740)	$567	$—	$—	$(173)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 349

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	328,552
Healthcare	27,267
Industrial	54,839
Lodging/Resorts	49,794
Office	168,356
Regional Malls	10,975
Residential	139,332
Retail	179,834
Self Storage	35,944
Short-Term Investments	48,258
Other Securities	11,905
Total Investments	1,055,056

See accompanying notes which are an integral part of this quarterly report.

350 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 53.6%			Big River Steel LLC and BRS Finance
Asset-Backed Securities - 0.3%			Corp.
DB Master Finance LLC			7.250% due 09/01/25 (Þ)	840	901
Series 2017-1A Class A2II			BlackRock Capital Investment Corp.
4.030% due 11/20/47 (Þ)	2,480	2,513	5.000% due 06/15/22	560	572
DPABS Trust			Boardwalk Pipelines LP
Series 2017-1A Class A2I			5.950% due 06/01/26	1,005	1,107
2.486% due 07/25/47 (Ê)(Þ)	1,149	1,153	Brixmor Operating Partnership, LP
Jimmy John's Funding LLC			3.875% due 08/15/22	471	476
Series 2017-1A Class A2I			3.650% due 06/15/24	391	383
3.610% due 07/30/47 (Þ)	209	211	4.125% due 06/15/26	580	576
Santander Drive Auto Receivables Trust			Calpine Corp.
Series 2017-3 Class C			5.750% due 01/15/25 (Ñ)	3,080	2,918
2.760% due 12/15/22	585	583	Cardtronics, Inc.
		4,460	1.000% due 12/01/20	197	183
Corporate Bonds and Notes - 16.5%			CBS Radio, Inc.
Aceto Corp.			7.250% due 11/01/24 (Þ)	475	499
2.000% due 11/01/20	137	124	CCO Holdings LLC / CCO Holdings
Acorda Therapeutics, Inc.			Capital Corp.
1.750% due 06/15/21	925	867	5.000% due 02/01/28 (Þ)	370	358
			Century Aluminum Co.
Akamai Technologies, Inc.			7.500% due 06/01/21 (Å)	3,100	3,189
1.326% due 02/15/19	701	705
Alexandria Real Estate Equities, Inc.			CenturyLink, Inc.
3.450% due 04/30/25	920	902	Series G
3.950% due 01/15/28	760	759	6.875% due 01/15/28	1,860	1,721
			Citigroup, Inc.
American Airlines Pass-Through Trust			3.200% due 10/21/26	850	829
Series A Class A
3.650% due 06/15/28	869	874	Series R
American Airlines, Inc. Pass-Through			6.125% due 12/31/49 (Ê)(ƒ)	484	512
Certificates Trust			Series T
Series 2017-1B Class B			6.250% due 12/29/49 (Ê)(ƒ)	905	984
4.950% due 02/15/25	555	577	Cloud Crane LLC
American Tire Distributors, Inc.			10.125% due 08/01/24 (Þ)	1,640	1,853
10.250% due 03/01/22 (Þ)	5,320	5,505	CoBank ACB
Apex Tool Group LLC			Series I
7.000% due 02/01/21 (Þ)	1,980	1,960	6.250% due 12/29/49 (Ê)(ƒ)	1,080	1,178
Apollo Commercial Real Estate Finance,			Colony NorthStar, Inc.
Inc.			3.875% due 01/15/21	337	327
4.750% due 08/23/22	820	828	Communications Sales & Leasing, Inc. /
Arbor Realty Trust, Inc.			CSL Capital LLC
5.375% due 11/15/20	660	661	Series WI
ASP AMC Merger Sub, Inc.			8.250% due 10/15/23	2,000	1,895
8.000% due 05/15/25 (Þ)	308	295	Cowen, Inc.
AssuredPartners, Inc.			3.000% due 03/15/19	825	828
7.000% due 08/15/25 (Þ)	4,286	4,394	CRC Escrow Issuer LLC / CRC Finco,
Avantor, Inc.			Inc.
9.000% due 10/01/25 (Þ)	3,360	3,331	5.250% due 10/15/25 (Þ)	211	209
			CSC Holdings LLC
Bank of America Corp.			5.500% due 04/15/27 (Þ)	97	98
3.248% due 10/21/27	950	928	5.375% due 02/01/28 (Þ)	194	194
Series AA
6.100% due 12/31/49 (Ê)(ƒ)	350	378	CSTN Merger Sub, Inc.
Series DD			6.750% due 08/15/24 (Þ)	1,900	1,905

6.300% due 12/29/49 (Ê)(ƒ)	355	398	CyrusOne LP / CyrusOne Finance Corp.
			Series WI
Series K			5.375% due 03/15/27	500	520
5.397% due 12/29/49 (Ê)(ƒ)	519	526	Dell International LLC / EMC Corp.
Series M			7.125% due 06/15/24 (Þ)	51	56
8.125% due 12/29/49 (Ê)(ƒ)	750	765	Dell, Inc.
Series X			5.875% due 06/15/21 (Þ)	72	75
6.250% due 09/29/49 (Ê)(ƒ)	1,220	1,316	Delta Air Lines Pass-Through Trust
Series Z
6.500% due 12/31/49 (Ê)(ƒ)	825	923	Series 15-1 Class B
Beacon Escrow Corp.			4.250% due 07/30/23	75	77
4.875% due 11/01/25 (Þ)	165	164	Depomed, Inc.
Berry Global, Inc.			2.500% due 09/01/21	725	603
4.500% due 02/15/26 (Þ)	98	98	Dresdner Funding Trust I
			8.151% due 06/30/31 (Þ)	500	671

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 351

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Echo Global Logistics, Inc.			4.375% due 02/01/22	905	922
2.500% due 05/01/20	645	675	Hess Corp.
Enbridge Energy Partners, LP			5.800% due 04/01/47	755	856
7.375% due 10/15/45	910	1,247	Hexion, Inc.
Enterprise Products Operating LLC			6.625% due 04/15/20	3,960	3,604
Series A			High Ridge Brands Co.
5.481% due 08/01/66 (Ê)	61	61	8.875% due 03/15/25 (Þ)	2,820	2,542
Enviva Partners, LP / Enviva Partners			HRG Group, Inc.
Finance Corp.			7.750% due 01/15/22	2,790	2,907
Series WI			Huron Consulting Group, Inc.
8.500% due 11/01/21	1,190	1,272	1.250% due 10/01/19	1,455	1,359
Expedia, Inc.			Icahn Enterprises, LP / Icahn
Series WI			Enterprises Finance Corp.
3.800% due 02/15/28	1,300	1,239	Series WI
EZCORP, Inc.			6.250% due 02/01/22	130	134
2.125% due 06/15/19	825	844	6.750% due 02/01/24	130	135
FireEye, Inc.			Impax Laboratories, Inc.
1.000% due 06/01/35	835	786	2.000% due 06/15/22	750	730
Fluidigm Corp.			Intercept Pharmaceuticals, Inc.
2.750% due 02/01/34	425	359	3.250% due 07/01/23	650	516
Foresight Energy LLC / Foresight Energy			Iron Mountain US Holdings, Inc.
Finance Corp.			5.375% due 06/01/26 (Þ)	101	101
11.500% due 04/01/23 (Þ)	5,190	4,528	Iron Mountain, Inc.
Forestar Group, Inc.			4.375% due 06/01/21 (Þ)	101	103
3.750% due 03/01/20	639	645	5.250% due 03/15/28 (Þ)	188	183
Fortress Transportation and			Jack Ohio Finance LLC / Jack Ohio
Infrastructure Investors LLC			Finance 1 Corp.
6.750% due 03/15/22 (Þ)	1,330	1,392	10.250% due 11/15/22 (Þ)	1,300	1,446
Freeport-McMoRan, Inc.			Joseph T Ryerson & Son, Inc.
4.550% due 11/14/24	97	99	11.000% due 05/15/22 (Þ)	1,380	1,566
GAIN Capital Holdings, Inc.			JPMorgan Chase & Co.
5.000% due 08/15/22 (Þ)	145	169	Series S
General Electric Co.			6.750% due 01/29/49 (Ê)(ƒ)	1,600	1,788
Series D			Series X
5.000% due 12/29/49 (Ê)(ƒ)	2,106	2,127	6.100% due 12/31/49 (Ê)(ƒ)	1,200	1,280
Genesys Telecommunications			Series Z
Laboratories, Inc. /Greeneden Lux 3			5.300% due 12/29/49 (Ê)(ƒ)	500	515
Sarl/Greeneden US Ho			Kilroy Realty LP
10.000% due 11/30/24 (Þ)	353	390	3.450% due 12/15/24	950	934
Goldman Sachs BDC, Inc.			Land O'Lakes, Inc.
4.500% due 04/01/22 (Þ)	525	541	Series 144a
Goldman Sachs Group, Inc. (The)			7.250% due 12/31/99 (ƒ)(Þ)	750	834
2.863% due 04/26/22 (Ê)	1,145	1,164	Liberty Mutual Group, Inc.
Series P			4.494% due 03/15/37 (Ê)(Þ)	205	201
5.000% due 12/31/99 (Ê)(ƒ)	280	275	7.800% due 03/15/37 (Þ)	570	721
Granite Point Mortgage Trust, Inc.			Lions Gate Entertainment Corp.
5.625% due 12/01/22 (Þ)	540	533	5.875% due 11/01/24 (Þ)	137	146
Gray Television, Inc.			Lithia Motors, Inc.
5.125% due 10/15/24 (Þ)	385	387	5.250% due 08/01/25 (Þ)	134	138
Green Plains, Inc.			Match Group, Inc.
4.125% due 09/01/22	635	617	5.000% due 12/15/27 (Þ)	194	194
Griffon Corp.			Medicines Co. (The)
Series 144a			2.750% due 07/15/23	395	384
5.250% due 03/01/22 (Þ)	26	26	MetLife Capital Trust IV
GTT Communications, Inc.			7.875% due 12/15/37 (Þ)	925	1,219
Series 144a			MetLife, Inc.
7.875% due 12/31/24 (Þ)	4,330	4,633	9.250% due 04/08/38 (Þ)	750	1,102
HCA, Inc.			10.750% due 08/01/39	540	896
5.375% due 02/01/25	295	302	Series C
HCI Group, Inc.			5.250% due 12/29/49 (Ê)(ƒ)	726	746
4.250% due 03/01/37 (Þ)	1,225	1,111	Midas Intermediate Holdco II LLC
Helix Energy Solutions Group, Inc.			7.875% due 10/01/22 (Þ)	4,150	4,242
4.250% due 05/01/22	1,115	1,106	Morgan Stanley
3.250% due 03/15/32	95	94	Series J
Hercules Capital, Inc.			5.550% due 12/31/49 (Ê)(ƒ)	500	517
4.375% due 02/01/22 (Þ)	905	923	Multi-Color Corp.

See accompanying notes which are an integral part of this quarterly report.

352 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 11/01/25 (Þ)	107	107	8.125% due 11/01/23 (Þ)	2,260	2,328
Nabors Industries, Inc.			Rackspace Hosting, Inc.
0.750% due 01/15/24 (Þ)	465	374	8.625% due 11/15/24 (Þ)	97	103
National Rural Utilities Cooperative			Radiate HoldCo LLC / Radiate Finance,
Finance Corp.			Inc.
5.250% due 04/20/46 (Ê)	286	305	6.875% due 02/15/23 (Þ)	97	97
Navistar International Corp.			Radio One, Inc.
4.750% due 04/15/19	240	260	7.375% due 04/15/22 (Þ)	3,275	3,350
Netflix, Inc.			RegionalCare Hospital Partners
4.875% due 04/15/28 (Þ)	214	212	Holdings, Inc.
New Mountain Finance Corp.			8.250% due 05/01/23 (Þ)	5,540	5,816
5.000% due 06/15/19	637	655	Resolute Energy Corp.
New York Mortgage Trust, Inc.			8.500% due 05/01/20	3,320	3,345
6.250% due 01/15/22	884	876	Resource Capital Corp.
Nexstar Broadcasting, Inc.			4.500% due 08/15/22	615	594
5.625% due 08/01/24 (Þ)	475	491	Restoration Hardware Holdings, Inc.
NFP Corp.			6.486% due 06/15/19 (Þ)	605	619
6.875% due 07/15/25 (Þ)	1,779	1,832	Rite Aid Corp.
Novavax, Inc.			6.125% due 04/01/23 (Þ)	860	802
3.750% due 02/01/23 (Þ)	875	582	Riverbed Technology, Inc.
NRG Yield, Inc.			8.875% due 03/01/23 (Þ)	273	261
3.500% due 02/01/19 (Þ)	525	532	RP Crown Parent LLC
3.250% due 06/01/20 (Þ)	585	579	7.375% due 10/15/24 (Þ)	2,684	2,822
Opal Acquisition, Inc.			RWT Holdings, Inc.
Series 144a			5.625% due 11/15/19	1,067	1,078
7.500% due 07/01/24 (Å)	3,868	3,849	Sabine Pass Liquefaction LLC
10.000% due 10/01/24 (Þ)	2,572	2,276	5.000% due 03/15/27	600	637
Optimas OE Solutions Holding LLC /			Series WI
Optimas OE Solutions, Inc.			5.875% due 06/30/26	920	1,028
8.625% due 06/01/21 (Þ)	3,340	3,407	SBA Tower Trust
Pattern Energy Group, Inc.			2.877% due 07/09/21 (Þ)	220	219
4.000% due 07/15/20 (Þ)	870	870	3.168% due 04/11/22 (Þ)	740	733
5.875% due 02/01/24 (Þ)	131	138	SEACOR Holdings, Inc.
PDL BioPharma, Inc.			3.000% due 11/15/28	1,362	1,295
2.750% due 12/01/21	380	368	Sempra Energy
PennyMac Corp.			3.800% due 02/01/38	1,085	1,069
5.375% due 05/01/20	1,316	1,290	SESI LLC
Plains All American Pipeline, LP			7.750% due 09/15/24 (Þ)	460	495
Series B			SolarCity Corp.
6.125% due 12/31/99 (Ê)(ƒ)	56	56	1.625% due 11/01/19	870	816
Plains All American Pipeline, LP / PAA			Southern California Edison Co.
Finance Corp.			Series E
4.500% due 12/15/26	480	492	6.250% due 08/29/49 (Ê)(ƒ)	450	475
Plastipak Holdings, Inc.			Spirit Realty Capital, Inc.
6.250% due 10/15/25 (Þ)	2,515	2,609	2.875% due 05/15/19	622	620
PNC Financial Services Group, Inc.			Sprint Communications, Inc.
(The)			6.000% due 11/15/22	97	97
6.750% due 12/31/49 (Ê)(ƒ)	450	491	SunPower Corp.
Polaris Intermediate Corp.			4.000% due 01/15/23 (Þ)	911	753
8.500% due 12/01/22 (Þ)	4,080	4,248	Surgery Center Holdings, Inc.
Post Holdings, Inc.			8.875% due 04/15/21 (Þ)	970	1,012
5.750% due 03/01/27 (Þ)	97	98	6.750% due 07/01/25 (Þ)	4,340	4,183
5.625% due 01/15/28 (Þ)	11	11	TCP Capital Corp.
PRA Group, Inc.			5.250% due 12/15/19	415	430
3.000% due 08/01/20	1,393	1,340	Team Health Holdings, Inc.
Priceline Group, Inc. (The)			6.375% due 02/01/25 (Þ)	1,180	1,100
3.650% due 03/15/25	1,220	1,227	Tempo Acquisition LLC / Tempo
Prospect Capital Corp.			Acquisition Finance Corp.
4.750% due 04/15/20	425	429	6.750% due 06/01/25 (Þ)	2,800	2,856
Prudential Financial, Inc.			Tenet Healthcare Corp.
5.625% due 06/15/43 (Ê)	1,466	1,595	Series WI
5.200% due 03/15/44 (Ê)	1,400	1,484	6.750% due 06/15/23 (Ñ)	2,460	2,426
5.375% due 05/15/45 (Ê)	500	539	TerraForm Power Operating LLC
PTC Therapeutics, Inc.			4.250% due 01/31/23 (Þ)	98	97
3.000% due 08/15/22	760	660	5.000% due 01/31/28 (Þ)	98	97
QCP SNF West/Central/East REIT LLC			Teva Pharmaceutical Finance Co. LLC

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 353

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series C			International Debt - 8.0%
0.250% due 02/01/26	1,080	968	Adani Ports and Special Economic Zone,
THC Escrow Corp. III			Ltd.
7.000% due 08/01/25 (Þ)	890	870	Series REGS
The KeyW Holding Corp.			3.500% due 07/29/20	830	835
2.500% due 07/15/19	375	354	3.950% due 01/19/22	500	506
The Southern Co.			AerCap Ireland Capital DAC / AerCap
Series B			Global Aviation Trust
5.500% due 03/15/57 (Ê)	400	420	3.950% due 02/01/22	1,065	1,087
Titan Machinery, Inc.			4.625% due 07/01/22	850	889
3.750% due 05/01/19	812	804	AI Mistral Luxembourg Subco Sarl
TPG Specialty Lending, Inc.			4.573% due 03/09/24 (Ê)	993	990
4.500% due 12/15/19	766	786	Alibaba Group
TransDigm, Inc.			4.000% due 12/06/37	500	500
6.500% due 07/15/24	130	134	Alpha 3 BV Term Loan B
Series WI			4.693% due 01/31/24 (Ê)	622	627
6.375% due 06/15/26	4,997	5,128	Aristocrat International Pty, Ltd. 1st Lien
Trident Merger Sub, Inc.			Term Loan B
6.625% due 11/01/25 (Þ)	1,920	1,930	3.635% due 10/19/24 (Ê)	2	2
Twitter, Inc.			3.745% due 10/19/24 (Ê)	873	879
0.250% due 09/15/19	1,330	1,275	Arterra Wines Canada, Inc.
Uniti Group LP			4.375% due 12/15/23 (Ê)	378	381
7.125% due 12/15/24 (Þ)	2,030	1,802	AT Securities BV
USIS Merger Sub, Inc.			5.250% due 12/31/99 (Ê)(ƒ)	500	502
6.875% due 05/01/25 (Þ)	3,220	3,317	Australia & New Zealand Banking
			Group, Ltd. - ADR
Veeco Instruments, Inc.			6.750% due 12/31/49 (Ê)(ƒ)(Þ)	600	676
2.700% due 01/15/23	680	610	Banco Bilbao Vizcaya Argentaria SA
VEREIT Operating Partnership, LP			6.125% due 12/31/99 (Ê)(ƒ)	400	416
3.950% due 08/15/27	735	712	Banco Santander SA
Vitamin Shoppe, Inc.			3.800% due 02/23/28	1,200	1,190
2.250% due 12/01/20	115	77	Bank of Ireland Group PLC
Vizient, Inc.			4.125% due 09/19/27 (Ê)	755	752
10.375% due 03/01/24 (Þ)	4,170	4,702	Barclays PLC
Voya Financial, Inc.			Series
5.650% due 05/15/53 (Ê)	740	786	7.875% due 12/31/49 (Ê)(ƒ)	400	437
Wells Fargo & Co.			BBVA Bancomer SA
Series K			Series REGS
7.980% due 03/29/49 (Ê)(ƒ)	500	505	6.500% due 03/10/21	695	749
Series U			Becton Dickinson and Co.
5.875% due 12/31/49 (Ê)(ƒ)	575	625	1.900% due 12/15/26	875	1,093
Wells Fargo Capital X			BHP Billiton Finance USA, Ltd.
5.950% due 12/15/36	540	613	6.750% due 10/19/75 (Ê)(Þ)	1,850	2,154
West Corp.			BNP Paribas SA
8.500% due 10/15/25 (Þ)	1,700	1,675	3.800% due 01/10/24 (Þ)	1,300	1,323
West Street Merger Sub, Inc.			7.625% due 12/29/49 (Ê)(ƒ)(Þ)	600	655
6.375% due 09/01/25 (Þ)	2,280	2,309	7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	578
Western Asset Mortgage Capital Corp.			Series 144a
6.750% due 10/01/22	765	748	7.375% due 12/31/49 (Ê)(ƒ)(Þ)	400	460
Whiting Petroleum Corp.			Boral Finance Pty, Ltd.
1.250% due 04/01/20 (Þ)	1,298	1,207	3.000% due 11/01/22 (Þ)	705	693
Wynn Las Vegas LLC / Wynn Las Vegas			BPCE SA
Capital Corp.
5.250% due 05/15/27 (Þ)	97	95	2.666% due 05/22/22 (Ê)(Þ)	970	989
Xerium Technologies, Inc.			Braskem Netherlands Finance BV
			3.500% due 01/10/23 (Þ)	715	708
9.500% Series WI due 08/15/21	1,780	1,809	BW Group, Ltd.
Yum! Brands, Inc.			Series BWLP
4.750% due 06/01/27 (Þ)	111	110	1.750% due 09/10/19	600	571
			Canadian Solar, Inc.
		223,787	4.250% due 02/15/19	810	794
Financial Services - 0.1%			Celulosa Arauco y Constitucion SA
Encore Capital Group, Inc.			5.500% due 11/02/47 (Þ)	685	720
2.875% due 03/15/21	644	623	Cooperatieve Rabobank UA
Two Harbors Investment Corp.			11.000% due 06/29/49 (Ê)(ƒ)(Þ)	1,450	1,600
6.250% due 01/15/22	765	777	CRCC Yupeng, Ltd.
		1,400	3.950% due 02/28/49 (Ê)(ƒ)	1,195	1,202

See accompanying notes which are an integral part of this quarterly report.

354 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit Agricole SA			6.875% due 12/31/49 (Ê)(ƒ)	800	859
7.875% due 01/29/49 (Ê)(ƒ)(Þ)	660	750	Huaneng Hong Kong Capital, Ltd.
8.125% due 12/31/49 (Ê)(ƒ)(Þ)	600	718	3.600% due 12/31/99 (Ê)(ƒ)	760	731
Credit Suisse Group AG			ING Groep NV
7.125% due 12/29/49 (Ê)(ƒ)	800	871	6.875% due 12/29/49 (Ê)(ƒ)	400	434
7.500% due 12/31/49 (Ê)(ƒ)(Þ)	200	228	Intesa Sanpaolo SpA
CSCEC Finance (Cayman) II Co.			3.125% due 07/14/22 (Þ)	685	675
2.700% due 06/14/21	505	497	4.375% due 01/12/48 (Þ)	735	734
Dai-ichi Life Insurance Co. , Ltd. (The)			Kazakhstan Government International
7.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,450	1,624	Bond
4.000% due 12/31/49 (Ê)(ƒ)(Þ)	800	780	Series REGS
5.100% due 12/31/49 (Ê)(ƒ)(Þ)	1,400	1,487	3.875% due 10/14/24	140	145
Danske Bank A/S			La Mondiale SAM
6.125% due 12/31/99 (Ê)(ƒ)	400	425	5.875% due 01/26/47 (Ê)	400	431
Delta 2 Lux Sarl Term Loan B3			4.800% due 01/18/48 (Ê)	400	397
4.569% due 07/30/21 (Ê)	2,856	2,865	Legal & General Group PLC
DHT Holdings, Inc.			Series EMTn
4.500% due 10/01/19 (Þ)	550	531	5.250% due 03/21/47 (Ê)	200	208
Diamond (BC) BV 1st Lien Term Loan			Link Finance Cayman 2009, Ltd. (The)
4.654% due 09/06/24 (Ê)	560	557	3.600% due 09/03/24	570	575
DNB Bank ASA			2.875% due 07/21/26	400	380
5.750% due 12/29/49 (Ê)(ƒ)	400	412	Lions Gate Entertainment Corp. Term
6.500% due 12/29/49 (Ê)(ƒ)	600	641	Loan B
Dorel Industries, Inc.			3.817% due 12/08/23 (Ê)	106	107
5.500% due 11/30/19 (Þ)	569	578	Lloyds Banking Group PLC
Eastern Creation II Investment Holdings,			7.500% due 12/31/49 (Ê)(ƒ)	400	452
Ltd.			Macquarie Bank, Ltd.
2.750% due 09/26/20	710	702	6.125% due 12/31/99 (Ê)(ƒ)(Þ)	600	623
Electricite de France SA			MEG Energy Corp.
5.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,200	1,233	6.375% due 01/30/23 (Þ)	670	576
5.625% due 12/29/49 (Ê)(ƒ)(Þ)	200	206	7.000% due 03/31/24 (Þ)	2,700	2,339
Emera, Inc.			Mexichem SAB de CV
Series 16-A			4.000% due 10/04/27 (Þ)	730	717
6.750% due 06/15/76 (Ê)	1,557	1,759	Morgan Stanley
Enbridge, Inc.			Series GMTN
Series 16-A			2.625% due 03/09/27	1,800	2,573
6.000% due 01/15/77 (Ê)	1,140	1,200	MPT Operating Partnership, LP / MPT
Enel SpA			Finance Corp.
8.750% due 09/24/73 (Ê)(Þ)	1,300	1,609	4.000% due 08/19/22	885	1,216
Ensco Jersey Finance, Ltd.			MTN (Mauritius) Investment, Ltd.
3.000% due 01/31/24	1,020	922	Series REGS
Evergreen Skills Lux Sarl			6.500% due 10/13/26	910	989
6.323% due 04/28/21 (Ê)	4,128	4,035	Nippon Life Insurance Co.
9.823% due 04/28/22 (Ê)	2,070	1,859	5.000% due 10/18/42 (Ê)(Þ)	500	525
Fly Leasing, Ltd.			4.700% due 01/20/46 (Ê)(Þ)	700	721
5.250% due 10/15/24	293	294	Northwest Acquisitions ULC / Dominion
FMG Resources August 2006 Pty, Ltd.			Finco, Inc.
9.750% due 03/01/22 (Þ)	615	678	7.125% due 11/01/22 (Þ)	1,140	1,174
Fukoku Mutual Life Insurance Co.			Numericable Group SA Term Loan B12
6.500% due 09/29/49 (Ê)(ƒ)	650	726	4.720% due 01/05/26 (Ê)	998	959
GFL Environmental, Inc.			Open Text Corp.
5.625% due 05/01/22 (Þ)	112	116	5.875% due 06/01/26 (Þ)	299	315
Ghana Government International Bond			Park Aerospace Holdings, Ltd.
Series REGS			4.500% due 03/15/23 (Þ)	465	444
7.875% due 08/07/23	25	27	Parq Holdings, LP Term Loan
Goldman Sachs Group, Inc. (The)			9.193% due 12/17/20 (Ê)	938	942
5.500% due 10/12/21	400	641	Phoenix Group Holdings
Golub Capital Partners CLO, Ltd.			5.375% due 07/06/27	800	835
Series 2017-19RA Class D			PVH Corp.
7.871% due 07/26/29 (Ê)(Þ)	682	688	3.125% due 12/15/27 (Þ)	335	419
Horizon Pharma Investment, Ltd.			QBE Insurance Group, Ltd.
2.500% due 03/15/22 (Þ)	875	809	6.750% due 12/02/44 (Ê)	500	563
HSBC Capital Funding, LP			5.875% due 06/17/46 (Ê)	606	653
10.176% due 12/29/49 (Ê)(ƒ)(Þ)	850	1,377	5.250% due 11/10/57 (Ê)(ƒ)	400	404
HSBC Holdings PLC			Royal Bank of Scotland Group PLC
6.375% due 12/31/49 (Ê)(ƒ)	800	857	8.625% due 12/29/49 (Ê)(ƒ)	1,200	1,340

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 355

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sandvine Corp. 1st Lien Term Loan B			Venture XXIX CLO, Ltd.
7.319% due 09/21/22 (Ê)	910	906	Series 2017-29A Class E
Scorpio Tankers, Inc.			7.567% due 09/07/30 (Ê)(Þ)	707	718
2.375% due 07/01/19 (Þ)	670	612	VIVAT NV
SFR Group SA			6.250% due 12/31/99 (Ê)(ƒ)	800	808
6.250% due 05/15/24 (Þ)	324	309	Want Want China Finance, Ltd.
Ship Finance International, Ltd.			2.875% due 04/27/22	590	579
5.750% due 10/15/21	1,085	1,152	Woodside Finance, Ltd.
Silver Standard Resources, Inc.			3.650% due 03/05/25 (Þ)	440	438
2.875% due 02/01/33 (Þ)	1,255	1,246	3.700% due 09/15/26 (Þ)	600	593
Skandinaviska Enskilda Banken AB			3.700% due 03/15/28 (Þ)	552	539
5.750% due 11/29/49 (Ê)(ƒ)	400	412	Yonkers Racing Corp. Term Loan B
Societe Generale SA			4.820% due 05/24/24 (Ê)	490	493
7.375% due 12/29/49 (Ê)(ƒ)(Þ)	1,075	1,160	Zais CLO 5, Ltd.
SoftBank Group Corp.			Series 2016-2A Class C
6.000% due 12/31/99 (Ê)(ƒ)	500	497	5.216% due 10/15/28 (Ê)(Þ)	1,000	1,013
Series .					108,929
6.875% due 12/31/99 (Ê)(ƒ)	400	409	Loan Agreements - 14.4%
Solvay Acetow GMBH Term Loan			ABG Intermediate Holdings 2 LLC 1st
7.193% due 04/19/24 (Ê)	498	498	Lien Term Loan B
Sompo Japan Insurance, Inc.			5.193% due 09/29/24 (Ê)	249	252
5.325% due 03/28/73 (Ê)(Þ)	600	638	ABG Intermediate Holdings 2 LLC 2nd
Standard Chartered PLC			Lien Term Loan
7.750% due 12/29/49 (Ê)(Þ)	620	682	9.443% due 09/29/25 (Ê)	625	632
Sumitomo Life Insurance Co.			ABILITY Network, Inc. 2nd Lien Term
4.000% due 09/14/77 (Ê)(Þ)	800	776	Loan
Sunny Optical Technology (Group) Co. ,			9.309% due 12/11/25 (Ê)	250	251
Ltd.			AgroFresh, Inc. Term Loan B
3.750% due 01/23/23	200	200	6.443% due 07/31/21 (Ê)	496	494
Sydney Airport Finance Co. Pty, Ltd.			Air Medical Group Holdings, Inc. 1st
Series REGS			Lien Term Loan
3.900% due 03/22/23	560	572	0.000% due 09/26/24 (~)(Ê)(v)	375	379
Teine Energy, Ltd.			Air Methods Corp. Term Loan B
6.875% due 09/30/22 (Þ)	760	787	5.193% due 04/13/24 (Ê)	1,020	1,025
Telecom Italia SpA			Albertson's LLC Term Loan B4
5.303% due 05/30/24 (Þ)	670	708	0.000% due 08/25/21 (Ê)(v)	500	497
Tencent Holdings, Ltd.			Alliant Holdings I, LLC Term Loan B2
2.344% due 01/19/23 (Ê)(Þ)	235	236	8.250% due 08/01/23 (Þ)	4,180	4,410
3.925% due 01/19/38 (Þ)	505	500	Alliant Holdings Intermediate LLC Term
TIAA CLO I, Ltd.			Loan B
Series 2016-1A Class E1			4.817% due 08/14/22 (Ê)	369	372
8.736% due 07/20/28 (Ê)(Þ)	279	283	Almonde, Inc. 1st Lien Term Loan B
TransCanada Trust			4.979% due 06/16/24 (Ê)	499	501
5.625% due 05/20/75 (Ê)	825	873	Almonde, Inc. 2nd Lien Term Loan
5.300% due 03/15/77 (Ê)	675	698	8.729% due 04/28/25 (Ê)	250	251
Series 16-A			Alphabet Holding Company, Inc. 1st
5.875% due 08/15/76 (Ê)	1,578	1,718	Lien Term Loan
Travelport Finance (Luxembourg) SARL			5.073% due 08/15/24 (Ê)	554	548
Term Loan D			Altice Financing SA 1st Lien Term Loan
4.166% due 09/02/21 (Ê)	1,151	1,155	4.470% due 01/05/26 (Ê)	1,496	1,474
Trinity Acquisition PLC			Alvogen Pharmaceutical US, Inc. Term
4.400% due 03/15/26	1,100	1,140	Loan
UBS Group AG			6.570% due 04/02/22 (Ê)	1,490	1,490
6.875% due 12/29/49 (Ê)(ƒ)	400	445	American Airlines, Inc. Term Loan B
7.125% due 12/29/49 (Ê)(ƒ)	655	690	3.567% due 06/27/20 (Ê)	500	502
			3.567% due 04/28/23 (Ê)	1,498	1,502
Series .			Ancestry. com Operations, Inc. 1st Lien
7.125% due 12/29/49 (Ê)(ƒ)	400	432	Term Loan B
UniCredit SpA			4.830% due 10/19/23 (Ê)	744	749
Series 144a			AP Exhaust Acquisition LLC 1st Lien
4.625% due 04/12/27 (Þ)	1,310	1,367	Term Loan
Valeant Pharmaceuticals International,			6.410% due 05/10/24 (Ê)	995	978
Inc.			AP Gaming I, LLC Term Loan B
6.500% due 03/15/22 (Þ)	126	132	7.073% due 02/06/24 (Ê)	311	313
7.000% due 03/15/24 (Þ)	94	100	Aramark Services, Inc. 1st Lien Term
5.500% due 11/01/25 (Þ)	98	99	Loan B1
9.000% due 12/15/25 (Þ)	196	201	3.573% due 03/07/25 (Ê)	1,987	2,003

See accompanying notes which are an integral part of this quarterly report.

356 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ascena Retail Group, Inc. Term Loan B			7.580% due 03/24/25 (Ê)	246	251
6.125% due 08/21/22 (Ê)	500	445	CBS Radio Inc. 1st Lien Term Loan B
Ascend Learning LLC Term Loan B			4.172% due 03/02/24 (Ê)	457	460
4.573% due 07/12/24 (Ê)	1,995	2,002	CH Hold Corp. 1st Lien Term Loan B
AssuredPartners, Inc. 1st Lien Term			4.573% due 02/01/24 (Ê)	740	746
Loan B			CH Hold Corp. 2nd Lien Term Loan B
5.073% due 10/22/24 (Ê)	499	503	8.823% due 02/01/25 (Ê)	250	253
Asurion LLC Term Loan B4			Change Healthcare Holdings LLC 1st
4.323% due 08/04/22 (Ê)	2,162	2,178	Lien Term Loan B
Asurion LLC Term Loan B5			4.323% due 03/01/24 (Ê)	1,985	1,997
4.573% due 11/03/23 (Ê)	1,238	1,248	Charming Charlie LLC Term Loan B
Atlantic Broadband Finance LLC 1st			9.328% due 12/24/19 (Å)(Ê)	464	14
Lien Term Loan			Charter Communications Operating
3.948% due 08/11/24 (Ê)	1,000	1,002	Group, Inc. Term Loan B
Avaya, Inc. Term Loan B			3.580% due 04/13/25 (Ê)	2,000	2,011
6.310% due 11/08/24 (Ê)	2,758	2,770	Chemours Co. (The) Term Loan B
Avolon LLC Term Loan B			4.080% due 05/12/22 (Ê)	333	335
3.811% due 03/20/22 (Ê)	498	497	Churchill Downs, Inc. Term Loan B
Axalta Coating Systems U. S. Holdings,			3.570% due 12/12/24 (Ê)	1,500	1,509
Inc. Term Loan B			CityCenter Holdings, LLC Term Loan B
3.693% due 06/01/24 (Ê)	245	247	4.073% due 04/18/24 (Ê)	498	501
Bass Pro Group LLC 1st Lien Term			Commercial Barge Line Co. Term Loan
Loan B			B1
6.567% due 12/16/23 (Ê)	499	501	10.323% due 11/12/20 (Ê)	809	478
BBB Industries LLC 1st Lien Term Loan			Community Health Systems, Inc. Term
6.073% due 11/03/21 (Ê)	949	960	Loan B2
Belron SA Term Loan B			4.479% due 01/27/21 (Ê)	980	961
3.892% due 10/26/24 (Ê)	250	253	Constellis Holdings LLC 1st Lien Term
Berlin Packaging LLC 2nd Lien Term			Loan
Loan			6.693% due 04/18/24 (Ê)	995	1,007
8.320% due 10/01/22 (Ê)	1,000	1,007	Constellis Holdings LLC 2nd Lien Term
Berry Plastics Group, Inc Term Loan M			Loan
3.804% due 2022(Ê)	1,315	1,325	10.693% due 04/21/25 (Ê)	250	253
3.823% due 2022(Ê)	2,039	2,054	ConvergeOne Holdings Corp. Term
BJ's Wholesale Club, Inc. 2nd Lien Term			Loan B
Loan			6.450% due 06/14/24 (Ê)	498	498
8.953% due 01/27/25 (Ê)	500	501	Coral US Co. Borrower LLC Term Loan B
Blount International, Inc. 1st Lien Term			5.073% due 01/31/25 (Ê)	1,500	1,506
Loan B			Cortes NP Acquisition Corp Term Loan B
5.818% due 04/12/23 (Ê)	500	508	5.568% due 11/30/23 (Ê)	1,128	1,140
Brand Energy & Infrastructure Services			CPI Acquisition, Inc. Term Loan B
1st Lien Term Loan			6.358% due 08/17/22 (Ê)	1,132	847
5.885% due 06/21/24 (Ê)	418	423	CPM Acquisition Corp. 2nd Lien Term
5.994% due 06/21/24 (Ê)	4	4	Loan
6.010% due 06/21/24 (Ê)	80	81	9.817% due 04/10/23 (Ê)	250	253
Brickman Group, Ltd. LLC (The) 1st			CPM Holdings, Inc. Term Loan B
Lien Term Loan B			5.817% due 04/10/22 (Ê)	1,030	1,044
4.556% due 12/18/20 (Ê)	655	659	Crosby US Acquisition Corp. 1st Lien
4.573% due 12/18/20 (Ê)	803	808	Term Loan
BWAY Holding Co. Term Loan			4.446% due 11/22/20 (Ê)	495	486
4.874% due 04/03/24 (Ê)	3	3	Crown Holdings, Inc. Term Loan B
4.958% due 04/03/24 (Ê)	1,241	1,250	0.000% due 01/03/25 (~)(Ê)(v)	500	506
Cable One, Inc. 1st Lien Term Loan B1			CSC Holdings, LLC 1st Lien Term Loan
3.950% due 05/01/24 (Ê)	498	502	3.809% due 07/17/25 (Ê)	2,178	2,181
Caesars Entertainment Operating Co.			Cvent, Inc. 1st Lien Term Loan B
Term Loan			5.323% due 11/29/23 (Ê)	498	501
4.073% due 03/31/24 (Ê)	1,000	1,006	CWGS Group LLC Term Loan
Caesars Resort Collection LLC 1st Lien			4.557% due 11/08/23 (Ê)	496	500
Term Loan B			4.573% due 11/08/23 (Ê)	3	3
4.323% due 09/27/24 (Ê)	5,000	5,057	Dell International LLC 1st Lien Term
Canyon Valor Cos. , Inc. 1st Lien Term			Loan B
Loan B			3.580% due 09/07/23 (Ê)	5,259	5,277
5.943% due 06/16/23 (Ê)	499	503	Diamond US Holdings LLC 1st Lien
Capital Automotive LP 1st Lien Term			Term Loan
Loan			4.654% due 12/05/24 (~)(Ê)	480	477
4.080% due 03/24/24 (Ê)	241	243	Digicert Holdings, Inc. 1st Lien Term
Capital Automotive LP 2nd Lien Term			Loan
Loan

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 357

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.522% due 10/31/24 (Ê)	500	508	FullBeauty Brands Holding Corp. 2nd
Digicert Holdings, Inc. 2nd Lien Term			Lien Term Loan
Loan			10.573% due 09/22/23 (Ê)	250	70
9.772% due 10/31/25 (Ê)	250	253	Garda World Security Corp. Term Loan B
Dragon Merger Sub LLC 2nd Lien Term			4.968% due 05/24/24 (Ê)	298	300
Loan			GENEX Services, Inc. 1st Lien Term
9.943% due 07/11/25 (Ê)	1,650	1,667	Loan
DuPage Medical Group, Ltd. 1st Lien			5.823% due 05/30/21 (Ê)	985	977
Term Loan			Genoa, a QoL Healthcare Co. LLC 2nd
4.416% due 08/11/24 (Ê)	998	1,005	Lien Term Loan
DuPage Medical Group, Ltd. 2nd Lien			9.573% due 10/28/24 (Ê)	2,040	2,066
Term Loan			Getty Images, Inc. 1st Lien Term Loan B
8.416% due 08/11/25 (Ê)	500	501	5.193% due 10/18/19 (Ê)	1,495	1,415
E. W. Scripps Co. (The) 1st Lien Term			GHX Ultimate Parent Corp. 1st Lien
Loan B			Term Loan
3.823% due 10/02/24 (Ê)	249	251	4.693% due 07/13/24 (Ê)	995	1,001
EagleView Technology Corp. 1st Lien			Go Daddy Operating Co. LLC 1st Lien
Term Loan B			Term Loan B
5.240% due 07/15/22 (Ê)	494	496	3.823% due 02/15/24 (Ê)	497	500
ECI Macola / Max Holding LLC Term			Granite Acquisition, Inc. Term Loan B
Loan B			5.195% due 12/17/21 (Ê)	478	485
5.943% due 09/27/24 (Ê)	499	504	Granite Acquisition, Inc. Term Loan C
Education Advisory Board 1st Lien Term			5.193% due 12/17/21 (Ê)	19	19
Loan			Greenden US Holdings II LLC Term
5.484% due 09/06/24 (Ê)	450	453	Loan B2
Eldorado Resorts, Inc. 1st Lien Term			9.573% due 12/01/23 (~)(Ê)	250	252
Loan B			Grifols Worldwide Operations USA Inc.
3.813% due 04/17/24 (Ê)	192	193	1st Lien Term Loan B
3.875% due 04/17/24 (Ê)	138	138	3.715% due 01/31/25 (Ê)	1,334	1,342
Emerald US, Inc. Term Loan B1			Gruden Holdings, Inc. First Lien Term
0.000% due 05/09/21 (Ê)(v)	500	499	Loan
Employbridge LLC Term Loan			7.193% due 08/18/22 (Ê)	1,485	1,496
8.193% due 05/16/20 (Ê)	486	478	Gulf Finance LLC Term Loan B
EnergySolutions LLC 1st Lien Term			6.950% due 08/25/23 (Ê)	417	380
Loan B			H B Fuller Co. 1st Lien Term Loan B
6.450% due 05/29/20 (Ê)	1,770	1,806	3.811% due 10/20/24 (Ê)	998	1,005
Engineered Machinery Holdings, Inc.			HCA, Inc. Term Loan B8
2nd Lien Term Loan			3.823% due 02/15/24 (Ê)	1,980	1,998
7.250% due 07/18/25 (Ê)	5	5	Heartland Dental LLC 2nd Lien Term
8.943% due 07/18/25 (Ê)	28	28	Loan
8.943% due 07/19/25 (Ê)	277	278	10.070% due 07/31/24 (Ê)	1,440	1,454
Envision Healthcare Corp. Term Loan B			Hertz Global Holdings, Inc. Term Loan B
4.580% due 11/17/23 (Ê)	495	497	4.320% due 06/30/23 (Ê)	742	743
Everi Payments, Inc. 1st Lien Term Loan			HGIM Corp. Covenant-Lite Term Loan B
4.979% due 05/09/24 (Ê)	746	753	0.000% due 06/18/20 (~)(Ê)(v)	721	330
EVO Payments International LLC Term			Hyland Software, Inc. 1st Lien Term
Loan B			Loan
5.570% due 11/15/23 (Ê)	249	252	4.823% due 07/01/22 (Ê)	124	125
Exact Merger Sub LLC 2nd Lien Term			Hyland Software, Inc. 2nd Lien Term
Loan			Loan
9.693% due 09/19/25 (Ê)	250	251	8.573% due 05/23/25 (Ê)	500	513
First Data Corp. Term Loan			Impala Private Holdings II LLC 1st Lien
3.810% due 07/10/22 (Ê)	3,328	3,350	Term Loan
Focus Financial Partners LLC 1st Lien			5.700% due 11/11/24 (Ê)	500	500
Term Loan			INEOS US Finance LLC 1st Lien Term
4.443% due 07/03/24 (Ê)	998	1,005	Loan B
Fort Dearborn Company 1st Lien Term			3.573% due 03/31/24 (Ê)	1,000	1,004
Loan			Intrawest Resorts Holdings, Inc. 1st Lien
5.622% due 10/19/23 (Ê)	5	5	Term Loan B1
5.697% due 10/19/23 (Ê)	491	492	4.823% due 06/29/24 (Ê)	1,000	1,008
Freedom Mortgage Corp. Term Loan			Kraton Polymers LLC Term Loan
6.956% due 02/23/22 (Ê)	491	496	4.573% due 01/06/22 (Ê)	692	699
Frontier Communications Corp. Term			KUEHG Corp. 2nd Lien Term Loan
Loan B			9.943% due 08/18/25 (Ê)	240	242
5.330% due 05/23/24 (Ê)	373	365	Lakeland Tours LLC 1st Lien Term
FullBeauty Brands Holdings Corp. 1st			Loan B
Lien Term Loan			5.588% due 12/06/24 (Ê)	346	352
6.323% due 10/14/22 (Ê)	614	347	Lakeland Tours LLC Term Loan

See accompanying notes which are an integral part of this quarterly report.

358 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.000% due 12/06/24 (Ê)(v)	29	29	PetSmart, Inc. Term Loan
Learfield Communications, LLC 1st Lien			4.570% due 03/10/22 (Ê)	499	404
Term Loan			PFS Acquisition LLC 2nd Lien Term
4.830% due 12/01/23 (Ê)	743	750	Loan
Level 3 Financing, Inc. Term Loan B			8.830% due 01/31/22 (Å)(Ê)	1,890	875
3.696% due 02/22/24 (Ê)	2,000	2,008	Post Holdings, Inc. Incremental Term
Limetree Bay Terminals LLC Term Loan			Loan
B			3.830% due 05/24/24 (Ê)	498	500
5.561% due 02/10/24 (Ê)	199	199	Pre-Paid Legal Services, Inc. 2nd Lien
Lux Finco Sarl Term Loan B1			Term Loan
10.061% due 07/11/23 (Ê)	310	305	10.573% due 07/01/20 (Ê)	1,000	1,002
MacDermid, Inc. Term Loan B			Prime Security Services Borrower LLC
4.573% due 06/07/23 (Ê)	461	464	Term Loan B1
Masergy Communications, Inc. 2nd Lien			4.323% due 05/02/22 (Ê)	1,015	1,024
Term Loan			Primeline Utility Services LLC 1st Lien
10.193% due 12/15/24 (Ê)	1,700	1,719	Term Loan B
Match Group, Inc. 1st Lien Term Loan			7.070% due 11/12/22 (Ê)	372	374
B1			Project Alpha Intermediate Holding, Inc.
4.059% due 11/16/22 (Ê)	738	745	1st Lien Term Loan B
MCC Iowa LLC 1st Lien Term Loan M			5.040% due 04/26/24 (Ê)	995	973
3.470% due 01/15/25 (Ê)	486	492	Prowler Acquisition Corp. 1st Lien Term
MGM Growth Properties, LLC 1st Lien			Loan
Term Loan B			4.073% due 01/28/20 (Ê)	1	1
3.818% due 04/25/23 (Ê)	984	991	5.493% due 01/28/20 (Ê)	369	352
MH Sub I LLC 1st Lien Term Loan			Quest Software US Holdings, Inc. 1st
5.338% due 09/15/24 (Ê)	1,494	1,500	Lien Term Loan
MH Sub I LLC 2nd Lien Term Loan			7.272% due 10/31/22 (Ê)	1,237	1,263
9.088% due 08/16/25 (Ê)	540	542	Quintiles IMS, Inc. 1st Lien Term Loan
Mitchell International, Inc. 2nd Lien			B2
			3.693% due 01/18/25 (Ê)	499	502
Term Loan			Rackspace Hosting, Inc. 1st Lien Term
8.943% due 11/20/25 (Ê)	500	504
Moran Foods, LLC Term Loan			4.385% Loan due 11/03/23 (Ê)	3,487	3,516
7.573% due 12/05/23 (Ê)	125	107	Radio One, Inc. 1st Lien Term Loan B
MORSCO, Inc. Term Loan B			5.700% due 04/05/23 (Ê)	1,984	1,959
8.468% due 10/31/23 (Ê)	494	499	Red Ventures LLC 1st Lien Term Loan B
Navistar International Corp. 1st Lien			5.573% due 11/08/24 (Ê)	1,247	1,261
Term Loan B
5.060% due 11/01/24 (Ê)	750	756	Red Ventures LLC 2nd Lien Term Loan
NeuStar, Inc. 1st Lien Term Loan B2			9.573% due 11/08/25 (Ê)	290	292
5.147% due 08/08/24 (Ê)	748	756	Research Now Group, Inc. 1st Lien Term
			Loan
NN, Inc. Incremental Term Loan			7.125% due 11/16/24 (Ê)	500	491
4.823% due 04/03/21 (Ê)	485	490	Rexnord LLC 1st Lien Term Loan B
NPC International, Inc. First Lien Term			3.810% due 08/21/24 (Ê)	250	252
Loan			Reynolds Group Holdings, Inc. 1st Lien
5.154% due 04/20/24 (Ê)	498	502	Term Loan B
NVA Holdings, Inc. 2nd Lien Term Loan			4.323% due 02/05/23 (Ê)	3,389	3,412
8.693% due 08/14/22 (Ê)	170	171	RHP Hotel Properties, LP Term Loan B
Opal Acquisition, Inc. Term Loan B			3.670% due 05/11/24 (Ê)	497	500
5.693% due 11/27/20 (Ê)	838	811	Riverbed Technology, Inc. Term Loan
5.695% due 11/27/20 (Ê)	681	659	4.830% due 04/27/22 (Ê)	1,981	1,956
Optiv, Inc. 1st Lien Term Loan			Scientific Games International, Inc. 1st
4.625% due 02/01/24 (Ê)	481	457	Lien Term Loan B4
PAREXEL International Corp. 1st Lien			4.823% due 08/14/24 (Ê)	2,317	2,329
Term Loan B			SeaWorld Parks & Entertainment Term
4.323% due 09/29/24 (Ê)	665	670	Loan B
Patterson Co. 2nd Lien Term Loan			4.693% due 03/31/24 (Ê)	3,414	3,408
9.979% due 08/28/23 (Å)(Ê)	590	561	SESAC Holdco II LLC 1st Lien Term
PDC Brands 2nd Lien Term Loan			Loan
10.450% due 06/30/25 (Ê)	1,610	1,606	4.729% due 02/13/24 (Ê)	44	44
Peak 10, Inc. 2nd Lien Term Loan			4.823% due 02/13/24 (Ê)	205	206
8.627% due 07/18/25 (Ê)	560	563	SESAC Holdco II LLC 2nd Lien Term
Pelican Products, Inc. 1st Lien Term			Loan
Loan B1			8.729% due 02/24/25 (Ê)	500	495
5.943% due 04/11/20 (Ê)	249	251	Signode Industrial Group US Inc. Term
Penn National Gaming, Inc. 1st Lien			Loan B
Term Loan B			4.323% due 05/01/21 (Ê)	772	772
4.073% due 01/19/24 (Ê)	471	473	4.443% due 05/01/21 (Ê)	715	715

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 359

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sinclair Television Group, Inc. 1st Lien			4.693% due 05/16/24 (Ê)	998	1,002
Term Loan B			UTEX Industries, Inc. Covenant-Lite 1st
0.000% due 12/12/24 (~)(Ê)(v)	1,000	1,008	Lien Term Loan B
SIRVA Worldwide, Inc. Term Loan			0.000% due 05/22/21 (~)(Ê)(v)	1,990	1,963
7.880% due 11/14/22 (Ê)	165	167	Valeant Pharmaceuticals International,
7.990% due 11/14/22 (Ê)	167	169	Inc. Term Loan B
8.200% due 11/14/22 (Ê)	147	149	5.060% due 04/02/22 (Ê)	569	577
Solarwinds Holdings, Inc. 1st Lien Term			Vantiv, LLC Term Loan B4
Loan			3.559% due 08/07/24 (Ê)	1,000	1,006
5.073% due 02/05/23 (Ê)	2,363	2,374	Varisty Brands, Inc. Term Loan B
Solera LLC Term Loan B			5.074% due 11/29/24 (Ê)	500	505
4.823% due 03/04/23 (Ê)	1,217	1,225	Verdesian Life Sciences LLC Term Loan
Southcross Energy Partners LP 1st Lien			6.772% due 07/01/20 (Ê)	500	455
Term Loan B			Veresen Midstream, Ltd. Term Loan B
5.943% due 08/04/21 (Ê)	499	492	4.693% due 03/31/22 (Ê)	1,970	1,990
Spectrum Brands, Inc. 1st Lien Term			VICI Properties 1 LLC Term Loan B
Loan B			3.811% due 10/14/22 (Ê)	750	756
3.397% due 06/23/22 (Ê)	533	535	Viewpoint, Inc. 2nd Lien Term Loan
3.623% due 06/23/22 (Ê)	663	666	0.000% due 07/18/25 (~)(Ê)(v)	250	249
3.651% due 06/23/22 (Ê)	569	571	W3 Co. Term Loan B
Sprint Communications, Inc. 1st Lien			7.567% due 03/08/22 (Ê)	497	494
Term Loan B			7.693% due 03/08/22 (Ê)	1	1
4.125% due 02/02/24 (Ê)	2,978	2,984	Wastequip LLC Term Loan
Station Casinos LLC 1st Lien Term			6.073% due 08/09/19 (Ê)	703	703
Loan B			Weight Watchers International, Inc. 1st
4.070% due 06/08/23 (Ê)	374	376
Steak n Shake Operations, Inc. Term			Lien Term Loan B2
Loan B1			6.320% due 11/29/24 (Ê)	85	86
5.330% due 03/19/21 (Ê)	494	418	6.450% due 11/29/24 (Ê)	365	369
Surgery Center Holdings, Inc. 1st Lien			York Risk Services Group, Inc.
Term Loan )			Covenant-Lite Term Loan B
4.830% due 09/03/24 (Ê)	249	250	5.323% due 10/01/21 (Ê)	497	488
Tempo Acquisition LLC Term Loan B					195,810
4.573% due 05/01/24 (Ê)	498	500	Mortgage-Backed Securities - 8.6%
TerraForm AP Acquisition Holdings LLC			Blackstone Mortgage Trust, Inc.
Term Loan B			4.375% due 05/05/22	935	921
5.943% due 06/26/22 (Ê)	1,384	1,391	Fannie Mae
TKC Holdings, Inc. 1st Lien Term Loan			30 Year TBA(Ï)
5.910% due 02/01/23 (Ê)	1	1	3.000%	6,000	5,883
6.030% due 02/01/23 (Ê)	495	501	3.500%	1,000	868
TKC Holdings, Inc. 2nd Lien Term Loan			4.000%	13,000	13,405
9.780% due 02/01/24 (Ê)	499	502	Fannie Mae REMICS
TMS International Corp. Term Loan B			Series 2010-35 Class SG
4.631% due 08/09/24 (Ê)	955	957	Interest Only STRIP
Trader Corp. Term Loan B			5.418% due 04/25/40 (Ê)	668	120
4.686% due 09/28/23 (Ê)	917	917	Series 2010-99 Class NI
Trans Union LLC 1st Lien Term Loan B3			Interest Only STRIP
3.574% due 04/09/23 (Ê)	496	499	6.000% due 09/25/40	3,624	778
Transdigm Group, Inc. 1st Lien Term			Series 2010-140 Class GS
Loan F			Interest Only STRIP
4.443% due 06/09/23 (Ê)	990	998	5.229% due 07/25/39 (Ê)	2,412	225
Tribune Media Co. Term Loan			Series 2011-59 Class BI
4.573% due 12/27/20 (Ê)	30	30	Interest Only STRIP
Tribune Media Co. Term Loan B			6.000% due 08/25/40	2,337	164
4.573% due 01/27/24 (Ê)	376	376	Series 2011-98 Class AI
TruGreen, LP Term Loan			Interest Only STRIP
5.536% due 04/13/23 (Ê)	1,979	2,000	3.500% due 11/25/37	3,488	201
UFC Holdings LLC 1st Lien Term Loan			Series 2011-101 Class SA
4.820% due 08/18/23 (Ê)	1,975	1,985	Interest Only STRIP
United Airlines, Inc. Term Loan			5.122% due 10/25/41 (Ê)	3,179	422
3.772% due 04/01/24 (Ê)	744	747	Series 2012-36 Class SN
UPC Financing Partnership 1st Lien			Interest Only STRIP
Term Loan AR			5.672% due 04/25/42 (Ê)	1,414	226
4.059% due 01/15/26 (Ê)	750	753	Series 2012-62
US Renal Care, Inc. 2nd Lien Term Loan			Interest Only STRIP
9.693% due 11/16/23 (Ê)	2,850	2,857	4.000% due 03/25/41	1,375	198
USI, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

360 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-103 Class SD			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
4.813% due 09/25/42 (Ê)	1,794	347	3.500% due 10/25/47	3,016	613
Series 2012-104 Class QI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
4.500% due 05/25/42	2,823	503	5.000% due 01/25/38	977	159
Series 2013-27 Class PI			Series 2017-4656 Class AI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	4,037	318	3.000% due 09/15/37	3,720	318
Series 2013-35 Class PI			Series 2017-4662 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	1,987	158	3.500% due 01/15/42	2,853	346
Series 2013-41 Class SP			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	942	81	5.000% due 02/25/48	884	181
Series 2013-57 Class IQ			Series Class I
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/41	1,467	147	6.500% due 11/25/23	4,529	1,105
Series 2013-90 Class SD			Fannie Mae Strips
Interest Only STRIP			Series 2009-397 Class 2
5.039% due 09/25/43 (Ê)	1,527	254	Interest Only STRIP
Series 2013-107 Class SB			5.000% due 09/25/39	2,528	504
Interest Only STRIP			Series 2010-404 Class 2
4.712% due 02/25/43 (Ê)	2,085	390	Interest Only STRIP
Series 2015-55 Class IN			4.500% due 05/25/40	1,966	429
Interest Only STRIP			Freddie Mac REMICS
4.500% due 08/25/45	1,219	217	Series 2010-3714 Class KI
Series 2015-69 Class IO			Interest Only STRIP
Interest Only STRIP			4.500% due 11/15/39	549	59
6.000% due 09/25/45	3,223	763	Series 2011-3852 Class SC
Series 2015-73			Interest Only STRIP
Interest Only STRIP			5.091% due 04/15/40 (Ê)	2,025	262
3.500% due 10/25/45	9,681	1,397	Series 2011-3904 Class NI
Series 2016-24 Class CI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/15/26	2,474	229
4.000% due 02/25/46	1,753	304	Series 2012-3981 Class WS
Series 2016-97 Class KI			Interest Only STRIP
Interest Only STRIP			5.323% due 05/15/41 (Ê)	1,934	226
3.000% due 06/25/40	2,761	300	Series 2012-3984 Class DS
Series 2016-101 Class QI			Interest Only STRIP
Interest Only STRIP			4.961% due 01/15/42 (Ê)	2,457	321
3.500% due 04/25/42	1,657	211	Series 2012-4033 Class SC
Series 2016-102 Class JI			Interest Only STRIP
Interest Only STRIP			5.316% due 10/15/36 (Ê)	2,213	213
3.500% due 02/25/46	2,560	391	Series 2012-4074 Class KS
Series 2016-104 Class NI			Interest Only STRIP
Interest Only STRIP			5.706% due 02/15/41 (Ê)	926	144
5.000% due 04/25/38	760	23	Series 2012-4077 Class IK
Series 2017-2 Class KI			Interest Only STRIP
Interest Only STRIP			5.000% due 07/15/42	1,653	362
4.000% due 02/25/47	2,522	451	Series 2012-4099 Class BI
Series 2017-7 Class JI			Interest Only STRIP
Interest Only STRIP			3.500% due 06/15/39	2,001	216
4.000% due 02/25/47	2,139	381	Series 2012-4127 Class PI
Series 2017-15 Class LI			Interest Only STRIP
Interest Only STRIP			4.500% due 07/15/42	1,632	326
4.000% due 06/25/46	2,012	330	Series 2013-4182 Class PI
Series 2017-48 Class LI			Interest Only STRIP
Interest Only STRIP			3.000% due 12/15/41	4,815	359
4.000% due 05/25/47	1,100	223	Series 2013-4267 Class CS
Series 2017-72 Class GI			Interest Only STRIP
Interest Only STRIP			4.816% due 05/15/39 (Ê)	2,175	180
4.000% due 08/25/47	2,887	484	Series 2014-4299 Class JI
Series 2017-74 Class JI			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/43	1,200	184
4.000% due 10/25/47	1,679	276

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 361

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-4386 Class IL			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/43	1,899	360	4.000% due 07/15/47	2,175	390
Series 2014-4386 Class LI			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
4.000% due 02/15/43	1,930	311	Interest Only STRIP
Series 2014-4403 Class CI			6.000% due 06/15/39	3,319	864
Interest Only STRIP			Ginnie Mae
4.000% due 10/15/44	1,410	249	Series 2009-121 Class DI
Series 2015-4425 Class IO			Interest Only STRIP
Interest Only STRIP			4.500% due 12/16/39	1,045	196
4.000% due 01/15/45	1,749	320	Series 2009-121 Class UI
Series 2015-4452 Class QI			Interest Only STRIP
Interest Only STRIP			5.000% due 12/20/39	1,324	295
4.000% due 11/15/44	1,498	349	Series 2010-9 Class UI
Series 2015-4510 Class HI			Interest Only STRIP
Interest Only STRIP			5.000% due 01/20/40	22,802	4,876
3.000% due 03/15/40	4,006	392	Series 2010-35 Class QI
Series 2016-4550 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	1,786	365
3.000% due 10/15/40	2,515	330	Series 2010-62 Class SD
Series 2016-4560 Class PI			Interest Only STRIP
Interest Only STRIP			5.512% due 05/20/40 (Ê)	714	106
3.500% due 05/15/45	1,946	297	Series 2010-134 Class ES
Series 2016-4568 Class MI			Interest Only STRIP
Interest Only STRIP			5.022% due 11/20/39 (Ê)	1,637	135
4.000% due 04/15/46	1,729	271	Series 2010-144 Class LS
Series 2016-4585 Class QI			Interest Only STRIP
Interest Only STRIP			4.874% due 07/16/37 (Ê)	1,117	19
3.500% due 04/15/46	3,333	531	Series 2010-H19 Class BI
Series 2016-4591 Class QI			Interest Only STRIP
Interest Only STRIP			1.460% due 08/20/60 (~)(Ê)	4,118	274
3.500% due 04/15/46	1,254	194	Series 2010-H20 Class IF
Series 2016-4601 Class PI			Interest Only STRIP
Interest Only STRIP			1.449% due 10/20/60 (~)(Ê)	1,647	103
4.500% due 12/15/45	1,492	227	Series 2010-H22 Class CI
Series 2016-4604 Class QI			Interest Only STRIP
Interest Only STRIP			2.368% due 10/20/60 (~)(Ê)	4,747	348
3.500% due 07/15/46	2,361	374	Series 2011-17 Class S
Series 2016-4629 Class GI			Interest Only STRIP
Interest Only STRIP			5.072% due 02/20/41 (Ê)	4,681	683
3.500% due 11/15/45	1,703	253	Series 2011-22 Class PS
Series 2016-4635 Class PI			Interest Only STRIP
Interest Only STRIP			5.022% due 07/20/40 (Ê)	1,477	120
4.000% due 12/15/46	2,074	357	Series 2011-148 Class SN
Series 2017-4658 Class CI			Interest Only STRIP
Interest Only STRIP			5.462% due 11/16/41 (Ê)	1,369	262
3.500% due 07/15/40	1,300	164	Series 2012-104 Class QI
Series 2017-4663 Class KI			Interest Only STRIP
Interest Only STRIP			3.500% due 04/20/42	529	129
3.500% due 11/15/42	2,276	284	Series 2012-136 Class BI
Series 2017-4663 Class PI			Interest Only STRIP
Interest Only STRIP			3.500% due 11/20/42	2,629	554
4.000% due 03/15/47	1,340	239	Series 2012-H23 Class WI
Series 2017-4663 Class TI			Interest Only STRIP
Interest Only STRIP			1.568% due 10/20/62 (~)(Ê)	3,273	183
3.500% due 10/15/42	1,383	174	Series 2013-77 Class UI
Series 2017-4666 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/41	1,762	274
3.000% due 09/15/35	2,713	209	Series 2013-104 Class YS
Series 2017-4697 Class QI			Interest Only STRIP
Interest Only STRIP			4.916% due 07/16/43 (Ê)	4,095	612
4.000% due 07/15/47	2,930	486	Series 2013-115 Class ID
Series 2017-4697 Class YI			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/38	3,754	466
3.500% due 07/15/47	1,237	221

See accompanying notes which are an integral part of this quarterly report.

362 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-182 Class SY			Series 2016-111 Class IP
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,290	223	3.500% due 08/20/46	2,112	263
Series 2013-187 Class IO			Series 2016-123 Class IQ
Interest Only STRIP			Interest Only STRIP
4.500% due 11/20/39	4,294	199	5.000% due 07/20/39	2,509	227
Series 2013-H14 Class XI			Series 2016-123 Class LI
Interest Only STRIP			Interest Only STRIP
1.652% due 03/20/63 (~)(Ê)	2,760	155	3.500% due 03/20/44	4,421	614
Series 2013-H24 Class AI			Series 2016-150 Class I
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,454	128	5.000% due 11/20/46	2,468	519
Series 2014-58 Class SA			Series 2016-154 Class AI
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	1,410	204	5.000% due 02/20/41	1,184	50
Series 2014-69 Class IG			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/43	1,577	303	5.022% due 04/20/38 (Ê)	2,361	86
Series 2014-98 Class AI			Series 2016-168 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,946	202	5.000% due 07/20/45	2,430	221
Series 2014-H09 Class AI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	8,689	458	1.875% due 02/20/66 (~)(Ê)(Š)	1,238	106
Series 2014-H13 Class BI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.593% due 05/20/64 (~)(Ê)	12,307	765	2.279% due 02/20/66 (Ê)	2,602	217
Series 2014-H25 Class BI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
1.676% due 12/20/64 (~)(Ê)	4,890	390	2.030% due 04/20/66 (~)(Ê)(Š)	3,797	432
Series 2015-79 Class CI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,904	353	1.999% due 07/20/66 (~)(Ê)	5,422	608
Series 2015-106 Class CI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,694	269	1.838% due 10/20/66 (~)(Ê)	2,209	231
Series 2015-131 Class BI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/41	1,944	257	4.000% due 12/20/46	1,830	295
Series 2015-133 Class MI			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
3.000% due 05/20/44	2,298	339	3.500% due 09/20/43	2,295	320
Series 2015-167 Class BI			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,853	415	5.000% due 02/20/40	3,144	478
Series 2015-H04 Class AI			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	3,005	259	5.000% due 11/20/39	10,827	2,315
Series 2015-H22 Class HI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,686	394	4.500% due 08/20/41	1,791	378
Series 2015-H29 Class HI			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	2,612	255	5.500% due 04/20/47	1,297	264
Series 2016-18 Class QI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,174	431	4.000% due 08/20/44	2,373	454
Series 2016-29 Class IO			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 02/16/46	1,831	373	4.000% due 01/20/46	1,935	335
Series 2016-42 Class IO			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	2,394	472	4.000% due 01/20/47	3,510	534
Series 2016-77 Class SL			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	2,192	238	4.000% due 08/20/47	1,679	287

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 363

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-130 Class NI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/47	3,842	601	2.203% due 09/20/67 (~)(Ê)	1,625	244
Series 2017-132 Class IA			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,749	358	2.007% due 04/20/67 (~)(Ê)	5,035	598
Series 2017-136 Class GI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	3,850	611	2.086% due 01/20/68 (Ê)(Š)	1,742	260
Series 2017-179 Class WI			Ginnie Mae II
Interest Only STRIP			30 Year TBA(Ï)
5.000% due 12/20/47	677	152	4.000%	1,000	1,035
Series 2017-H02 Class BI			4.500%	3,000	3,135
Interest Only STRIP			Ginnie Mae REMICS
2.301% due 01/20/67 (~)(Ê)	1,634	228	Class AI
Series 2017-H03 Class DI			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/39	1,992	178
2.195% due 12/20/66 (~)(Ê)	7,931	1,032	Class IA
Series 2017-H04 Class BI			Interest Only STRIP
Interest Only STRIP			4.000% due 01/16/43	1,329	210
2.403% due 02/20/67 (~)(Ê)	1,964	282	Series 2010-3 Class MS
Series 2017-H06 Class EI			Interest Only STRIP
Interest Only STRIP			6.018% due 11/20/38 (Ê)	1,212	54
1.565% due 02/20/67 (~)(Ê)	8,217	586	Series 2011-135 Class DI
Series 2017-H08 Class DI			Interest Only STRIP
Interest Only STRIP			5.000% due 04/16/40	2,591	612
2.377% due 02/20/67 (~)(Ê)	5,365	778	Series 2012-129 Class IO
Series 2017-H08 Class EI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/16/42	562	137
2.236% due 02/20/67 (~)(Ê)	4,444	602	Series 2012-H06 Class AI
Series 2017-H08 Class GI			Interest Only STRIP
Interest Only STRIP			1.361% due 01/20/62 (~)(Ê)	9,522	476
2.329% due 02/20/67 (~)(Ê)	1,523	223	Series 2012-H10 Class AI
Series 2017-H09 Class HI			Interest Only STRIP
Interest Only STRIP			1.171% due 12/20/61 (~)(Ê)	9,529	411
1.823% due 03/20/67 (~)(Ê)	6,922	839	Series 2013-23 Class IK
Series 2017-H09 Class IO			Interest Only STRIP
Interest Only STRIP			3.000% due 09/20/37	2,298	246
1.774% due 04/20/67 (~)(Ê)	8,366	918	Series 2013-76 Class IO
Series 2017-H14 Class DI			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/43	639	107
1.552% due 06/20/67 (~)(Ê)	1,732	144	Series 2013-H15 Class CI
Series 2017-H14 Class JI			Interest Only STRIP
Interest Only STRIP			1.772% due 07/20/63 (~)(Ê)	4,901	278
2.140% due 06/20/67 (~)(Ê)	2,388	345	Series 2014-20 Class SQ
Series 2017-H16 Class FI			Interest Only STRIP
Interest Only STRIP			5.122% due 07/20/43 (Ê)	2,102	275
2.290% due 08/20/67 (~)(Ê)(Š)	11,119	1,418	Series 2014-44 Class IA
Series 2017-H16 Class HI			Interest Only STRIP
Interest Only STRIP			3.500% due 05/20/28	2,975	279
1.632% due 08/20/67 (~)(Ê)	3,837	363	Series 2014-139 Class NI
Series 2017-H16 Class IB			Interest Only STRIP
Interest Only STRIP			3.500% due 08/20/28	3,207	254
1.800% due 08/20/67 (~)(Ê)	5,850	646	Series 2014-H24 Class BI
Series 2017-H16 Class IG			Interest Only STRIP
Interest Only STRIP			1.631% due 11/20/64 (~)(Ê)(Š)	5,412	469
1.635% due 07/20/67 (~)(Ê)	5,790	601	Series 2015-20 Class PI
Series 2017-H16 Class IH			Interest Only STRIP
Interest Only STRIP			3.500% due 02/20/45	1,161	208
1.695% due 07/20/67 (~)(Ê)	13,789	1,382	Series 2015-40 Class KI
Series 2017-H16 Class IO			Interest Only STRIP
Interest Only STRIP			4.000% due 07/20/44	3,254	577
2.065% due 08/20/67 (~)(Ê)	4,072	572	Series 2015-79 Class MI
Series 2017-H16 Class JI			Interest Only STRIP
Interest Only STRIP			4.000% due 05/20/44	1,723	197
2.247% due 08/20/67 (~)(Ê)	3,812	576

See accompanying notes which are an integral part of this quarterly report.

364 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-111 Class IJ			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,487	224	4.000% due 09/20/44	3,204	399
Series 2015-134 Class LI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	1,159	144	5.000% due 03/16/47	853	198
Series 2015-162 Class BI			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,211	330	4.000% due 06/20/45	1,083	215
Series 2015-167 Class MI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/45	2,538	527	4.000% due 08/20/44	5,489	813
Series 2015-186 Class AI			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/45	1,479	256	5.500% due 05/20/47	826	188
Series 2015-H09 Class BI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	713	59	4.000% due 03/20/46	1,053	197
Series 2015-H10 Class CI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,720	141	5.500% due 07/16/47	2,120	553
Series 2015-H13 Class AI			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
2.134% due 06/20/65 (~)(Ê)(Š)	2,776	273	3.500% due 10/20/46	3,151	429
Series 2015-H15 Class JI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,221	113	4.000% due 08/20/46	1,314	227
Series 2015-H18 Class IA			Series 2017-130 Class LS
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	900	65	4.966% due 08/16/47 (Ê)	2,174	401
Series 2015-H24 Class BI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,301	125	3.500% due 02/20/44	6,477	779
Series 2015-H25 Class AI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,678	137	5.000% due 03/20/45	3,991	840
Series 2015-H26 Class GI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	948	93	3.500% due 07/20/47	4,143	642
Series 2016-129 Class PI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	1,073	225	5.000% due 10/20/47	1,344	298
Series 2016-135 Class PI			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/46	1,779	336	2.373% due 01/20/67 (~)(Ê)	2,816	410
Series 2016-147 Class BI			Series 2017-H03 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	1,266	241	2.443% due 01/20/67 (~)(Ê)	1,512	206
Series 2016-H01 Class AI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
1.789% due 01/20/66 (~)(Ê)	6,639	592	2.256% due 02/20/67 (~)(Ê)	7,079	922
Series 2016-H16 Class DI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	3,313	390	1.755% due 02/20/67 (~)(Ê)	8,870	789
Series 2016-H18 Class QI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)	2,900	360	2.170% due 02/20/67 (~)(Ê)	2,618	312
Series 2016-H20 Class NI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)	6,201	706	2.147% due 03/20/67 (~)(Ê)	7,383	934
Series 2016-H21			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
2.265% due 07/26/29 (Ê)	9,899	1,250	1.898% due 03/20/67 (~)(Ê)	4,179	404
Series 2016-H27 Class BI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	4,402	539	1.640% due 08/20/67 (~)(Ê)	7,115	775

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 365

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 2017-H18 Class FI				Enbridge, Inc.
Interest Only STRIP				4.570% due 03/11/44	CAD	945	785
2.182% due 09/20/67 (~)(Ê)		3,775	548	Galp Energia, SGPS SA
Series 2017-H21 Class DI				1.000% due 02/15/23	EUR	400	492
Interest Only STRIP				Germany Government International Bond
1.629% due 10/20/67 (~)(Ê)		10,241	1,046	0.010% due 08/15/26	EUR	220	262
Morgan Stanley Bank of America Merrill				Global Switch Holdings, Ltd.
Lynch Trust				2.250% due 05/31/27	EUR	625	797
Series 2013-C12 Class E				Grand City Properties SA
4.764% due 10/15/46 (~)(Å)(Ê)		586	489	1.500% due 04/17/25	EUR	800	1,005
Series 2014-C18 Class D				HSBC Holdings PLC
3.389% due 10/15/47 (Å)		300	225	5.750% due 12/20/27	GBP	735	1,298
Morgan Stanley Capital I Trust				Hungary Government Bond
Series 2011-C3 Class G				Series 19/A
5.188% due 07/15/49 (~)(Å)(Ê)		586	508	6.500% due 06/24/19	HUF	353,160	1,538
Series 2012-C4 Class E				Series 23/A
5.421% due 03/15/45 (~)(Å)(Ê)		300	242	6.000% due 11/24/23	HUF	87,000	436
UBS-Barclays Commercial Mortgage				Indonesia Treasury Bond
Trust				Series FR53
Series 2013-C6 Class E				8.250% due 07/15/21	IDR	17,770,000	1,439
3.500% due 04/10/46 (Å)		158	110	Series FR72
WFRBS Commercial Mortgage Trust				8.250% due 05/15/36	IDR	11,647,000	979
Series 2011-C4 Class E				Series FR73
5.247% due 06/15/44 (~)(Ê)(Þ)		239	210	8.750% due 05/15/31	IDR	30,970,000	2,678
			117,190	InterContinental Hotels Group PLC
Non-US Bonds - 5.5%				3.750% due 08/14/25	GBP	510	781
ADO Properties SA				Islandsbanki hf
1.500% due 07/26/24	EUR	1,000	1,246	Series GMTN
Akelius Residential Property AB				1.750% due 09/07/20	EUR	1,740	2,237
1.750% due 02/07/25	EUR	1,250	1,565	Landsbankinn HF
America Movil SAB de CV				1.625% due 03/15/21	EUR	805	1,033
5.000% due 10/27/26	GBP	785	1,332	Malaysia Government International Bond
Argentine Bonos del Tesoro				Series 0114
15.500% due 10/17/26	ARS	4,290	231	4.181% due 07/15/24	MYR	1,720	448
Assicurazioni Generali SpA				Series 0314
5.500% due 10/27/47 (Ê)	EUR	510	765	4.048% due 09/30/21	MYR	6,240	1,624
AXA SA				Merlin Properties SOCIMI SA
3.941% due 11/29/49 (Ê)(ƒ)	EUR	1,220	1,713	2.375% due 05/23/22	EUR	600	793
Banco de Sabadell SA				Mexican Bonos
0.875% due 03/05/23	EUR	600	741	Series M 20
Brazil Notas do Tesouro Nacional				7.500% due 06/03/27	MXN	7,490	399
Series NTNF				Series M
10.000% due 01/01/23	BRL	380	124	8.000% due 12/07/23	MXN	32,430	1,781
10.000% due 01/01/25	BRL	5,460	1,768	7.750% due 11/23/34	MXN	35,900	1,931
10.000% due 01/01/27	BRL	4,196	1,351	Naturgas Energia Distribucion SA
Bright Food Singapore Holdings Pte, Ltd.				2.065% due 09/28/27	EUR	825	1,029
1.125% due 07/18/20	EUR	450	562	NTPC, Ltd.
CaixaBank SA				2.750% due 02/01/27	EUR	780	997
1.125% due 01/12/23	EUR	600	749	Peruvian Government International Bond
Chile Bonos de la Tesoreria				6.950% due 08/12/31	PEN	1,500	556
4.500% due 03/01/26	CLP	930,000	1,575	Series REGS
Colombian TES				6.900% due 08/12/37	PEN	1,826	665
Series B				Philippine Government Bond
10.000% due 07/24/24	COP	6,750,000	2,870	Series 1060
7.500% due 08/26/26	COP	380,000	143	3.625% due 09/09/25	PHP	9,900	177
Colombian Titulos de Tesoreria				Republic of Argentina Government
Series B				International Bond
11.000% due 07/24/20	COP	556,200	221	25.466% due 03/11/19 (Ê)	ARS	410	22
Credit Suisse Group Funding, Ltd.				18.200% due 10/03/21	ARS	3,650	208
2.750% due 08/08/25	GBP	1,370	1,992	Republic of Colombia Government Bond
Czech Republic Government				Series B
International Bond				7.750% due 09/18/30	COP	668,800	257
Series 97				Republic of South Africa Government
0.450% due 10/25/23	CZK	40,770	1,908	International Bond
DVB Bank SE				Series 2023
1.250% due 09/15/21	EUR	600	754	7.750% due 02/28/23	ZAR	26,136	2,207

See accompanying notes which are an integral part of this quarterly report.

366 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2032				Amazon. com, Inc. (Æ)	778	1,129
8.250% due 03/31/32	ZAR	7,890	617	Aoyama Trading Co. , Ltd.	8,600	339
Series 2048				Axel Springer SE Class A	6,649	584
8.750% due 02/28/48	ZAR	9,210	716	BJ's Restaurants, Inc.	4,268	161
Series R214				BMC Stock Holdings, Inc. (Æ)	7,830	175
6.500% due 02/28/41	ZAR	14,350	871	Carrols Restaurant Group, Inc. (Æ)	10,705	133
Republic of Turkey Government Bond				Century Communities, Inc. (Æ)	8,977	284
11.000% due 02/24/27	TRY	619	159	Cie Financiere Richemont SA	10,349	992
Romania Government International Bond				Costco Wholesale Corp.	2,604	507
Series 10Y				Cracker Barrel Old Country Store, Inc.	2,315	409
4.750% due 02/24/25	RON	1,415	386	(Ñ)
Royal Bank of Scotland Group PLC				Daily Mail & General Trust PLC Class A	3,637	33
2.500% due 03/22/23	EUR	610	815	Del Taco Restaurants, Inc. (Æ)	9,858	125
RSA Insurance Group PLC				Diageo PLC	34,283	1,234
5.125% due 10/10/45 (Ê)	GBP	415	672	DSW, Inc. Class A	6,309	126
Russian Federal Bond - OFZ				Euromoney Institutional Investor PLC	5,071	85
Series 6205				Fields Corp.	25,800	285
7.600% due 04/14/21	RUB	45,640	834	First Cash Financial Services, Inc.	3,223	236
Series 6212				Foundation Building Materials, Inc. (Æ)	8,578	127
7.050% due 01/19/28	RUB	66,963	1,186	Garmin, Ltd.	8,325	524
Series 6215				Genuine Parts Co.	5,320	554
7.000% due 08/16/23	RUB	118,230	2,119	Grand Korea Leisure Co. , Ltd.	29,009	828
Santander UK Group Holdings PLC				Grupo Televisa SAB - ADR	53,048	1,098
7.375% due 12/29/49 (Ê)(ƒ)	GBP	575	937	Hibbett Sports, Inc. (Æ)	11,837	268
SGSP (Australia) Assets Pty, Ltd.				Hilton Worldwide Holdings, Inc.	4,335	371
5.125% due 02/11/21	GBP	190	297	Home Depot, Inc. (The)	3,592	722
South Africa Government International				Honda Motor Co. , Ltd.	47,500	1,671
Bond				Hyundai Motor Co.	19,886	3,006
Series R186				ITOCHU Corp.	21,100	415
10.500% due 12/21/26	ZAR	13,120	1,246	JD. com, Inc. - ADR(Æ)	25,552	1,258
Spain Bonos y Obligaciones del Estado				Kyocera Corp.	800	54
Bonds				Las Vegas Sands Corp.	3,061	237
0.450% due 10/31/22	EUR	810	1,008	Leggett & Platt, Inc.	6,800	316
State Grid Overseas Investment, Ltd.				Libbey, Inc.	15,988	113
Series REGS				Liberty Global PLC Class A(Æ)	17,520	655
1.250% due 05/19/22	EUR	1,640	2,068	Lifestyle International Holdings, Ltd.	223,000	336
TDF Infrastructure SAS				Madison Square Garden Co. (The) Class
2.875% due 10/19/22	EUR	1,300	1,771	A(Æ)	4,460	963
Teva Pharmaceutical Finance				Majestic Wine PLC	21,846	142
Netherlands II BV				Marks & Spencer Group PLC	49,511	212
1.250% due 03/31/23	EUR	1,095	1,247	MDC Partners, Inc. Class A(Æ)(Þ)	79,424	715
Thailand Government International Bond				Nissan Motor Co. , Ltd.	47,700	510
2.550% due 06/26/20	THB	1,800	59	Omnicom Group, Inc. (Ñ)	2,828	217
2.000% due 12/17/22	THB	28,233	909	Pandora Media, Inc. (Æ)	114,049	545
3.850% due 12/12/25	THB	19,003	677	Pandox AB	25,537	480
3.580% due 12/17/27	THB	7,920	276	Sankyo Co. , Ltd.	11,500	373
4.875% due 06/22/29	THB	10,300	403	Secom Co. , Ltd.	5,261	404
Thomson Reuters Corp.				Sekisui House, Ltd.	28,400	522
3.309% due 11/12/21	CAD	1,465	1,218	Shaw Communications, Inc. Class B	19,507	426
Turkey Government International Bond				Shingakukai Co. , Ltd. (Þ)	29,584	180
10.700% due 08/17/22	TRY	4,770	1,220	Sinclair Broadcast Group, Inc. Class
7.100% due 03/08/23	TRY	2,640	582	A(Ñ)	49,336	1,829
8.000% due 03/12/25	TRY	2,794	617	Singapore Press Holdings, Ltd. (Ñ)	179,700	362
Western Power Distribution PLC				Sky PLC	4,515	68
3.625% due 11/06/23	GBP	630	957	Skylark Co. , Ltd.	18,800	271
			74,331	Television Broadcasts, Ltd.	142,800	511
United States Government Treasuries - 0.2%				Thomson Reuters Corp.	10,230	443
United States Treasury Notes				Tiffany & Co.	337	36
4.375% due 02/15/38		1,010	1,247	Toyota Motor Corp.	900	62
3.000% due 02/15/47		965	976	TRI Pointe Group, Inc. (Æ)	15,831	258
				Tribune Media Co. Class A	13,148	560
			2,223	Vertu Motors PLC	371,083	236
Total Long-Term Investments				Vivendi SA - ADR	6,939	204
(cost $718,291)			728,130	Wal-Mart Stores, Inc.	5,297	565
Common Stocks - 27.9%				Yamada Denki Co. , Ltd.	29,600	175
Consumer Discretionary - 2.3%				Zalando SE(Æ)(Þ)	12,115	709

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 367

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		31,368	McDermott International, Inc. (Æ)	46,454	408
			Occidental Petroleum Corp.	2,784	209
Consumer Staples - 2.1%			OMV AG	7,076	456
Altria Group, Inc.	460	32	ONEOK, Inc.	1,500	88
Astarta Holding NV(Æ)(Þ)	6,074	104	Pacific Ethanol, Inc. (Æ)	38,009	160
BrasilAgro - Co. Brasileira de			PrairieSky Royalty, Ltd.	6,721	166
Propriedades Agricolas	45,093	190	ProPetro Holding Corp. (Æ)	14,008	262
Britvic PLC	27,438	286	Royal Dutch Shell PLC Class A	29,878	1,045
Chefs' Warehouse Holdings, Inc. (Æ)	8,330	170	Royal Dutch Shell PLC Class B	20,272	719
China Yurun Food Group, Ltd. (Æ)	371,000	55	SemGroup Corp. Class A	2,053	59
Church & Dwight Co. , Inc.	8,074	394	Statoil ASA Class N(Ñ)	21,306	499
CK Hutchison Holdings, Ltd.	83,219	1,122	Superior Energy Services, Inc. (Æ)	3,368	35
CLIO Cosmetics Co. , Ltd. (Ñ)(Þ)	12,549	425	Targa Resources Corp.	2,981	143
Coca-Cola Co. (The)	82,804	3,941	TETRA Technologies, Inc. (Æ)	164,325	631
Dr Pepper Snapple Group, Inc.	2,779	332	Total SA	11,053	641
General Mills, Inc.	2,877	168	Williams Cos. , Inc. (The)	6,552	206
George Weston, Ltd.	4,539	398			19,000
Golden Agri-Resources, Ltd.	4,612,200	1,333
JM Smucker Co. (The)	3,297	418	Financial Services - 7.8%
Kernel Holding SA	12,387	189	3i Group PLC	30,016	397
Kimberly-Clark Corp.	3,767	441	Activia Properties, Inc. (ö)	75	334
Kraft Heinz Co. (The)	5,396	423	ADO Properties SA(Þ)	6,520	351
Kroger Co. (The)	10,441	317	Aedas Homes SAU(Æ)(Þ)	4,292	167
KT&G Corp.	4,694	467	Aedifica (ö)	575	55
Lenta, Ltd. (Æ)	61,285	429	Aflac, Inc.	4,737	418
Loblaw Cos. , Ltd.	7,458	404	AGNC Investment Corp. (Æ)	23,732	446
McCormick & Co. , Inc.	4,027	438	Allied Properties Real Estate Investment
Nomad Foods, Ltd. (Æ)	8,187	140	Trust(ö)(Þ)	19,848	667
PepsiCo, Inc.	31,335	3,770	Ally Financial, Inc.	49,435	1,472
Procter & Gamble Co. (The)	50,686	4,375	Alstria Office REIT-AG(ö)	20,244	319
Scandinavian Tobacco Group A/S(Þ)	61,750	1,251	American Campus Communities, Inc. (ö)	3,443	132
SLC Agricola SA	70,153	691	American Financial Group, Inc.	2,416	274
Smart & Final Stores, Inc. (Æ)	24,686	232	American Tower Corp. (ö)	4,959	733
Stock Spirits Group PLC(Þ)	173,692	749	Ameris Bancorp	9,044	484
SUPERVALU, Inc. (Æ)	30,474	483	Aon PLC	3,741	532
Swedish Match AB	53,603	2,172	Aozora Bank, Ltd.	13,000	529
Sysco Corp.	5,900	371	Apartment Investment & Management	10,426	436
Tesco PLC	12,765	38	Co. Class A(ö)
Unilever NV	24,666	1,427	Arrow Financial Corp.	3,129	103
Wm Morrison Supermarkets PLC	130,875	413	Arthur J Gallagher & Co.	7,719	527
		28,588	Assura PLC(ö)	379,812	332
			Assured Guaranty, Ltd.	16,026	570
Energy - 1.4%			AvalonBay Communities, Inc. (ö)	4,827	823
AltaGas, Ltd. - ADR	18,030	404	Aviva PLC	63,453	463
APA Group	14,696	95	Axis Capital Holdings, Ltd.	5,360	271
			Banco Bilbao Vizcaya Argentaria SA
Bill Barrett Corp. (Æ)	90,647	465		5,514	52
BP PLC	96,694	689	- ADR
			Banco Latinoamericano de Comercio
BP PLC - ADR	30,301	1,297		18,420	547
			Exterior SA Class E
Cenovus Energy, Inc.	24,663	235	Banco Santander SA - ADR	7,869	58
Chevron Corp.	7,478	937	Bank Leumi Le-Israel BM	27,297	168
Cloud Peak Energy, Inc. (Æ)	111,884	559	Bank of Ireland Group PLC(Æ)	32,223	315
Denison Mines Corp. (Æ)	371,698	190	Bank of Montreal	1,393	115
Eclipse Resources Corp. (Æ)(Þ)	52,868	113	Banner Corp.	7,252	394
ENI SpA - ADR	20,520	369	Barclays PLC	137,450	391
Exxon Mobil Corp.	26,649	2,326	Big Yellow Group PLC(ö)	13,197	163
Fission Uranium Corp. (Æ)	377,153	224	BlackRock, Inc. Class A	97	54
Flotek Industries, Inc. (Æ)(Ñ)	34,869	192	Boardwalk Real Estate Investment Trust
Gazprom PJSC	935,075	2,387	(Ñ)(ö)	14,621	529
Green Plains, Inc.	5,380	94	BOC Aviation, Ltd. (Þ)	64,300	378
Gulfport Energy Corp. (Æ)	68,244	694	Bolsas y Mercados Espanoles SHMSF
JX Holdings, Inc.	41,100	275	SA	2,698	92
Keppel Corp. , Ltd. - ADR	61,400	405	BR Malls Participacoes SA	57,475	232
Kinder Morgan, Inc.	27,359	492	British Land Co. PLC (The) (ö)	28,657	272
Lukoil PJSC	7,725	513	C&F Financial Corp.	1,226	67
Matrix Service Co. (Æ)	17,779	318	Canadian Imperial Bank of Commerce	5,221	517

See accompanying notes which are an integral part of this quarterly report.

368 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Capitol Federal Financial, Inc.	36,933	483	Great-West Lifeco, Inc.	11,643	329
Cedar Realty Trust, Inc. (ö)	68,237	349	Guoco Group, Ltd.	32,000	456
Central Pacific Financial Corp.	17,546	519	Hang Lung Properties, Ltd. - ADR	212,000	561
Charter Hall Group - ADR(ö)	71,282	339	Hang Seng Bank, Ltd.	18,800	448
Chartwell Retirement Residences	31,170	395	Hanover Insurance Group, Inc. (The)	1,173	133
Chemung Financial Corp.	2,801	125	HomeStreet, Inc. (Æ)	20,022	590
Chubb, Ltd.	2,806	438	Hopewell Holdings, Ltd.	110,500	448
CI Financial Corp.	11,326	273	Host Hotels & Resorts, Inc. (ö)	43,930	912
Cincinnati Financial Corp.	6,342	488	HSBC Holdings PLC	56,254	600
CIT Group, Inc.	15,609	791	Hulic Co. , Ltd.	32,300	411
Citigroup, Inc.	22,788	1,788	IGM Financial, Inc.	5,049	180
Citizens & Northern Corp.	8,219	196	Iguatemi Empresa de Shopping Centers	6,483	87
CK Asset Holdings, Ltd.	158,500	1,515	SA
CMC Markets PLC(Þ)	26,255	59	Immofinanz AG(Æ)	291,657	747
CME Group, Inc. Class A	4,150	637	Inmobiliaria Colonial Socimi SA(ö)	20,526	229
CNA Financial Corp.	9,206	499	Intact Financial Corp.	5,580	468
CNO Financial Group, Inc.	18,280	450	Interactive Brokers Group, Inc. Class	34,076	2,180
Colony NorthStar, Inc. (Æ)(Ñ)	40,430	966	A(Ñ)
Corporate Office Properties Trust(ö)	8,002	218	Intesa Sanpaolo SpA	27,151	106
Cousins Properties, Inc. (ö)	43,262	389	Investors Bancorp, Inc.	10,475	143
Credit Agricole SA	8,861	167	Invincible Investment Corp. (ö)	377	175
Crown Castle International Corp. (ö)	1,674	189	Invitation Homes, Inc. (ö)	31,597	711
CyrusOne, Inc. (ö)	3,222	186	ITE Group PLC	54,147	133
Daiwa House REIT Investment Corp. (ö)	68	167	Jack Henry & Associates, Inc.	3,701	461
Daiwa Securities Group, Inc.	26,000	188	James River Group Holdings, Ltd.	10,753	409
Derwent London PLC (ö)	4,333	180	Japan Retail Fund Investment Corp. (ö)	165	329
Deutsche Wohnen SE	19,992	903	Kearny Financial Corp. (Þ)	17,097	236
Dexus Property Group(Æ)(ö)	107,144	822	Kemper Corp.	6,738	437
Digital Realty Trust, Inc. (ö)	6,955	779	Kenedix Office Investment Corp. Class	50	316
DNB ASA	14,962	303	A(ö)
Douglas Emmett, Inc. (ö)	11,454	443	Kennedy-Wilson Holdings, Inc.	34,692	616
Dundee Corp. Class A(Æ)(Ñ)(Þ)	76,387	161	Kilroy Realty Corp. (ö)	11,203	799
Elementis PLC	50,190	206	Kinnevik AB(Æ)	18,055	659
EMC Insurance Group, Inc.	13,456	380	Ladder Capital Corp. Class A(ö)	34,018	492
Empire State Realty Trust, Inc. Class			Land Securities Group PLC	21,936	312
A(ö)	17,575	344	Life Storage, Inc. (Æ)(ö)	4,458	370
Entra ASA(Þ)	13,725	208	Link Real Estate Investment Trust (ö)	66,000	584
Equinix, Inc. (Æ)(ö)	668	304	Lloyds Banking Group PLC	2,468,937	2,438
Equity Commonwealth (Æ)(ö)	22,116	661	LondonMetric Property PLC(ö)	50,763	129
Equity LifeStyle Properties, Inc. Class			LSL Property Services PLC(Å)	186,908	751
A(ö)	5,571	481	Man Group PLC	90,574	279
Erie Indemnity Co. Class A	3,592	427	Marsh & McLennan Cos. , Inc.	5,053	422
Essent Group, Ltd. (Æ)	5,830	271	MasterCard, Inc. Class A	8,662	1,464
Essex Property Trust, Inc. (ö)	1,785	416	MBIA, Inc. (Æ)(Ñ)	141,722	1,040
Etalon Group, Ltd. - GDR(Æ)	111,729	358	McBride PLC(Æ)	72,794	184
Everest Re Group, Ltd.	1,251	287	MedEquities Realty Trust, Inc. (ö)	38,680	422
Extra Space Storage, Inc. (ö)	9,958	831	Meridian Bancorp, Inc.	30,033	614
Fastighets AB Balder Class B(Æ)	1,285	34	Merlin Properties SOCIMI SA(ö)	56,921	819
Fidelity National Information Services,			MGIC Investment Corp. (Æ)	29,853	442
Inc.	5,704	584	MidWestOne Financial Group, Inc.	2,422	80
First Business Financial Services, Inc.	5,149	126	Mirvac Group (ö)	90,219	160
First Financial Northwest, Inc.	12,282	196	Mitsui Fudosan Co. , Ltd.	47,790	1,258
First Foundation, Inc. (Æ)(Þ)	32,294	628	Mizuho Financial Group, Inc.	277,000	523
Fiserv, Inc. (Æ)	3,611	509	Monmouth Real Estate Investment Corp.	20,484	498
Fonciere Des Regions (ö)	2,985	328	(Æ)
Foxtons Group PLC	300,371	292	Moscow Exchange MICEX-RTS PJSC	170,697	349
Fulton Financial Corp.	24,975	455	MS&AD Insurance Group Holdings, Inc.	10,100	345
Gecina SA (ö)	2,142	418	National Bank Holdings Corp. Class A	18,568	617
GEO Group, Inc. (The)(ö)	12,243	276	New York Community Bancorp, Inc.	4,776	68
Getty Realty Corp. (ö)	13,232	347	Nippon Building Fund, Inc. (ö)	47	252
GGP, Inc. (Æ)(ö)	16,993	391	Nordea Bank AB	35,007	432
Goodman Group (ö)	81,498	531	Northfield Bancorp, Inc.	28,072	471
GPT Group (The) (ö)	45,087	183	Northwest Bancshares, Inc.	12,736	215
Gramercy Property Trust(ö)	23,085	583	Numis Corp. PLC	40,010	190
Granite Point Mortgage Trust, Inc. (ö)	11,229	194	Old Republic International Corp.	8,620	185
Great Eastern Holdings, Ltd.	5,700	131	Oritani Financial Corp.	32,193	538

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 369

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Oversea-Chinese Banking Corp. , Ltd.	35,600	351	Baxter International, Inc.	7,891	568
PAX Global Technology, Ltd. (Ñ)	1,030,000	501	Bayer AG	11,359	1,487
PayPal Holdings, Inc. (Æ)	18,713	1,597	BeiGene, Ltd. - ADR(Æ)(Ñ)	3,424	465
Popular, Inc.	18,747	762	BioMarin Pharmaceutical, Inc. (Æ)	5,200	469
ProAssurance Corp.	7,256	397	BML, Inc.	23,700	637
Progressive Corp. (The)	8,568	464	Bristol-Myers Squibb Co.	26,145	1,637
Prologis, Inc. (ö)	12,952	843	Cardinal Health, Inc.	526	38
Provident Financial Holdings, Inc.	3,394	62	Charles River Laboratories International,	1,121	118
Realty Income Corp. (ö)	15,825	842	Inc. (Æ)
RenaissanceRe Holdings, Ltd.	8,815	1,121	Chr Hansen Holding A/S	9,246	809
Royal Bank of Canada - GDR	7,498	642	Cigna Corp.	1,183	246
Royal Bank of Scotland Group PLC(Æ)	406,401	1,661	Coloplast A/S Class B	6,726	598
Safety Insurance Group, Inc.	4,537	352	Cooper Cos. , Inc. (The)	426	104
Sberbank of Russia PJSC Class T	261,923	1,232	Dentsply Sirona, Inc.	2,750	167
Segro PLC (ö)	66,481	549	Edwards Lifesciences Corp. (Æ)	351	44
Seritage Growth Properties(Ñ)(ö)	4,084	168	Eli Lilly & Co.	6,312	514
Simon Property Group, Inc. (ö)	4,827	789	Fresenius Medical Care AG & Co.	3,442	397
Skandinaviska Enskilda Banken AB			Fresenius SE & Co. KGaA	4,280	374
Class A	37,065	468	Genmab A/S(Æ)	5,368	984
Solidere - GDR(Æ)(Š)	4,542	39	Gilead Sciences, Inc.	1,703	143
Sompo Japan Nipponkoa Holdings, Inc.	20,294	817	GlaxoSmithKline PLC - ADR	76,881	1,433
Sprott, Inc. (Å)	443,655	1,039	Henry Schein, Inc. (Æ)	4,750	359
St. Modwen Properties PLC	31,522	184	Hill-Rom Holdings, Inc.	5,401	461
State Bank Financial Corp. (Þ)	18,878	576	Hologic, Inc. (Æ)	953	41
Sumitomo Mitsui Financial Group, Inc.	4,900	221	Humana, Inc.	181	51
Sumitomo Realty & Development Co. ,	6,000	231	Johnson & Johnson	37,176	5,137
Ltd.			Laboratory Corp. of America
Summit Financial Group, Inc.	4,968	128	Holdings(Æ)	3,128	546
Sun Communities, Inc. (ö)	7,820	695	Medtronic PLC	7,391	635
Sun Hung Kai Properties, Ltd.	64,000	1,110	Merck & Co. , Inc.	2,786	165
Sunstone Hotel Investors, Inc. (ö)	22,203	374	Merck KGaA	2,435	266
Sutherland Asset Management Corp. (Æ)	5,289	133	Millennium Health LLC(Å)(Æ)	2,491	—
Swedbank AB Class A	16,516	422	Novartis AG	27,502	2,488
Synchrony Financial	21,584	856	Owens & Minor, Inc.	10,178	214
Territorial Bancorp, Inc.	6,806	206	Patheon NV(Å)(Æ)(Š)	3,403	119
TFS Financial Corp.	13,541	198	Patterson Cos. , Inc.	2,920	105
Tokio Marine Holdings, Inc.	4,500	213	PerkinElmer, Inc.	6,586	528
Tokyo Tatemono Co. , Ltd.	30,373	490	Pfizer, Inc.	141,143	5,229
Toronto Dominion Bank	7,068	430	Protek PJSC(Å)	123,101	247
Travelers Cos. , Inc. (The)	2,911	436	Quest Diagnostics, Inc.	5,055	535
Tritax Big Box REIT PLC(ö)	55,679	118	ResMed, Inc.	2,897	292
Tryg A/S	11,508	280	Roche Holding AG	6,013	1,481
Two Harbors Investment Corp. (ö)	59,250	874	Sanofi - ADR	31,220	2,751
UBS Group AG(Æ)	2,998	61	Steris PLC	5,400	491
UDR, Inc. (ö)	18,421	673	Stryker Corp.	3,167	521
UNITE Group PLC (The)(ö)	19,519	221	Taisho Pharmaceutical Holdings Co. ,	7,700	626
United Community Banks, Inc.	7,102	225	Ltd.
United Financial Bancorp, Inc. (Þ)	36,255	608	Teleflex, Inc.	1,551	431
Uranium Participation Corp. (Å)(Æ)	368,222	1,168	Thermo Fisher Scientific, Inc.	3,053	684
Urban & Civic PLC	57,031	247	Toho Holdings Co. , Ltd.	8,300	194
Validus Holdings, Ltd.	1,406	95	Trinity Biotech PLC - ADR(Æ)(Þ)	28,258	156
Weingarten Realty Investors(ö)	20,405	603	TT electronics PLC	68,659	207
Wells Fargo & Co.	72,547	4,771	UnitedHealth Group, Inc.	3,587	849
Workspace Group PLC(ö)	8,345	123	Varian Medical Systems, Inc. (Æ)	4,209	537
XL Group, Ltd.	17,652	650	WellCare Health Plans, Inc. (Æ)	263	55
		105,532	Zimmer Biomet Holdings, Inc.	955	121
					41,417
Health Care - 3.1%
Abbott Laboratories	23,779	1,478	Materials and Processing - 1.7%
AbbVie, Inc.	8,124	912	Allegheny Technologies, Inc. (Æ)	29,133	785
Abiomed, Inc. (Æ)	594	140	Anglo American PLC	18,876	458
Accuray, Inc. (Æ)	72,879	412	Barrick Gold Corp.	67,309	968
Aetna, Inc.	202	38	Bear Creek Mining Corp. (Å)(Æ)(Ñ)	86,010	145
Agilent Technologies, Inc.	3,605	265	Cameco Corp. Class A(Ñ)	246,025	2,264
Allergan PLC	1,372	247	Carpenter Technology Corp.	4,134	212
Amgen, Inc.	918	171	Centerra Gold, Inc. (Æ)	112,457	581

See accompanying notes which are an integral part of this quarterly report.

370 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DS Smith PLC Class F	20,089	144	Diana Shipping, Inc. (Æ)(Ñ)	95,667	364
Dundee Precious Metals, Inc. (Æ)	175,780	420	Ebara Corp.	26,100	1,075
Elematec Corp.	6,000	147	Eiffage SA	2,376	288
Essentra PLC	20,908	152	Emerson Electric Co.	8,487	613
Ferroglobe PLC(Æ)	63,942	925	Ferrovial SA	11,249	258
Gabriel Resources, Ltd. (Å)(Æ)	1,910,066	621	Flughafen Zurich AG	3,035	773
Gold Fields, Ltd. - ADR	70,808	306	Fraport AG Frankfurt Airport Services	2,833	335
Goldcorp, Inc.	26,630	381	Worldwide
Haynes International, Inc.	10,423	373	FreightCar America, Inc. (Þ)	29,382	458
Impala Platinum Holdings, Ltd. (Æ)	307,009	942	GEA Group AG	26,532	1,319
Ivanhoe Mines, Ltd. Class A(Æ)	97,282	278	Generac Holdings, Inc. (Æ)	5,076	248
Kinross Gold Corp. (Æ)	180,271	781	Genpact, Ltd.	2,322	79
Landec Corp. (Æ)(Þ)	15,009	197	Golden Ocean Group, Ltd. (Æ)(Ñ)	17,052	152
Lundin Gold, Inc. (Å)(Æ)(Ñ)	172,882	717	Great Lakes Dredge & Dock Corp. (Æ)(Þ)	105,067	494
MHP SE - GDR(Þ)	76,825	1,077	Grupo Aeroportuario del Pacifico SAB de	1,942	204
Mosaic Co. (The)	18,224	498	CV - ADR
New Gold, Inc. (Æ)	151,807	460	Guangshen Railway Co. , Ltd. Class H	814,000	544
Newcrest Mining, Ltd.	98,848	1,805	Honeywell International, Inc.	4,635	740
NexGen Energy, Ltd. (Æ)	247,510	567	ICF International, Inc.	2,219	118
Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	156,531	155	IHS Markit, Ltd. (Æ)	25,446	1,215
Novagold Resources, Inc. (Æ)(Ñ)	92,975	346	Japan Steel Works, Ltd. (The)	17,400	548
OHL Mexico SAB de CV(Å)	61,802	105	Jiangsu Expressway Co. , Ltd. Class H(Þ)	72,000	111
Rio Tinto PLC	6,884	383	Kaman Corp. Class A	1,138	71
Royal Gold, Inc.	6,732	599	Kamigumi Co. , Ltd.	18,500	408
Safestore Holdings PLC(ö)	28,071	199	KBR, Inc.	41,156	837
Sandstorm Gold, Ltd. (Æ)(Ñ)	32,840	172	Kitagawa Industries Co. , Ltd. (Å)	27,431	378
Schweitzer-Mauduit International, Inc.	4,811	218	Kurita Water Industries, Ltd.	5,900	193
Seabridge Gold, Inc. (Æ)	54,552	649	Lockheed Martin Corp.	1,981	703
SIG PLC - ADR	47,393	109	Lookers PLC	276,721	359
Smart Sand, Inc. (Æ)(Ñ)	49,576	456	Luks Group Vietnam Holdings Co., Ltd.	390,000	124
Sonoco Products Co.	1,303	71	(Å)
Tahoe Resources, Inc.	82,192	363	Macquarie Infrastructure Corp.	3,486	231
Tikkurila OYJ	22,692	457	MAN SE	4,158	494
Travis Perkins PLC	27,058	561	McGraw Hill Financial, Inc.	5,303	960
Turquoise Hill Resources, Ltd. (Æ)	266,500	807	Meggitt PLC	122,658	809
Wheaton Precious Metals Corp.	47,650	1,030	Mitsubishi Corp.	53,700	1,508
			Mitsui & Co. , Ltd.	115,600	2,039
		22,884	MTR Corp. , Ltd.	56,500	324
			National Express Group PLC	44,419	231
Producer Durables - 3.2%			Nestle SA	17,528	1,513
3M Co.	3,059	766	Organo Corp.	17,400	576
ABB, Ltd.	19,662	548	Orion Group Holdings, Inc. (Æ)(Þ)	36,137	272
Abertis Infraestructuras SA	17,549	425	Orkla ASA	49,167	512
Accenture PLC Class A	4,070	654	QinetiQ Group PLC	107,420	314
Aena SA(Þ)	3,090	673	Raytheon Co.	3,418	714
Aeroports de Paris	569	118	Republic Services, Inc. Class A	6,869	473
Andritz AG	12,601	756	Restaurant Group (The) PLC	55,420	200
Ardmore Shipping Corp. (Æ)(Þ)	65,623	466	Rockwell Automation, Inc.	1,476	291
Ascential PLC	22,892	118	Rumo SA(Æ)	27,032	121
Astec Industries, Inc.	1,788	112	Scorpio Tankers, Inc.	164,538	438
Atlantia SpA	13,382	443	Secom Joshinetsu Co. , Ltd. (Å)	12,002	480
Auckland International Airport, Ltd.	56,968	281	SIA Engineering Co. , Ltd.	146,800	374
Aurizon Holdings, Ltd.	11,920	45	Singapore Airlines, Ltd. (Æ)	34,800	300
Boeing Co. (The)	2,440	865	Skanska AB Class B	18,390	372
Boskalis Westminster	9,610	383	StealthGas, Inc. (Æ)(Þ)	51,113	222
Bureau Veritas SA	29,940	878	Team, Inc. (Æ)(Ñ)	28,106	478
Celadon Group, Inc.	21,683	120	Transurban Group - ADR(Æ)(Þ)	24,964	242
Central Japan Railway Co.	500	95	Tsakos Energy Navigation, Ltd. (Ñ)	98,229	359
CH Robinson Worldwide, Inc.	5,624	514	Tutor Perini Corp. (Æ)	25,545	632
Convergys Corp.	12,815	298	Union Pacific Corp.	2,976	397
Covanta Holding Corp.	36,543	597	United Technologies Corp.	4,934	681
Daiseki Co. , Ltd.	16,700	499	Vinci SA	2,250	243
Danaher Corp.	5,973	605	Waste Management, Inc.	6,558	580
Danone SA	13,736	1,184	Waters Corp. (Æ)	2,362	509
Daseke, Inc. (Æ)	11,408	154	West Japan Railway Co.	5,400	407
De La Rue PLC	17,803	158	Wirecard AG	3,341	416
DHT Holdings, Inc.	31,096	108

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 371

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
YRC Worldwide, Inc. (Æ)	33,525	535	VTech Holdings, Ltd.	22,600	313
		44,119	Xilinx, Inc.	2,017	147
			Yahoo! Japan Corp.	192,800	930
Technology - 3.5%					47,288
Acacia Communications, Inc. (Æ)(Ñ)	7,637	282
Aerohive Networks, Inc. (Æ)	68,453	281	Utilities - 2.8%
Alibaba Group Holding, Ltd. - ADR(Æ)	7,292	1,490	ALLETE, Inc.	6,711	486
Alphabet, Inc. Class A(Æ)	5,420	6,407	Alliant Energy Corp.	8,332	331
Amdocs, Ltd.	7,706	527	America Movil SAB de CV	1,909,848	1,790
Amphenol Corp. Class A	5,241	486	American Water Works Co. , Inc.	2,338	194
Apple, Inc.	3,367	564	Antero Midstream GP LP	8,750	184
ARC Document Solutions, Inc. (Æ)(Þ)	26,880	65	Aqua America, Inc.	6,147	223
Atos SE	872	138	AT&T, Inc.	16,909	633
Autodesk, Inc. (Æ)	3,537	409	Atmos Energy Corp.	640	53
Avnet, Inc.	11,637	495	Avangrid, Inc.	1,442	70
AVX Corp.	21,034	377	Avista Corp.	7,109	358
Baidu, Inc. - ADR(Æ)	5,599	1,383	Beijing Enterprises Holdings, Ltd.	10,000	61
BCE, Inc.	10,951	512	Canadian Natural Resources, Ltd.	11,275	385
CA, Inc.	13,667	490	CenterPoint Energy, Inc.	7,979	225
Cisco Systems, Inc.	21,233	882	Centrais Eletricas Brasileiras SA(Æ)	233,892	1,492
CommVault Systems, Inc. (Æ)	1,894	101	Chemring Group PLC	59,813	163
Cosel Co. , Ltd.	26,739	452	Cheniere Energy, Inc. (Æ)	5,248	297
Criteo SA - ADR(Æ)(Ñ)	25,243	601	China Mobile, Ltd.	72,000	759
Diebold Nixdorf, Inc. (Ñ)	26,289	485	Chugoku Electric Power Co. , Inc. (The)	31,700	351
Ei Towers SpA	2,890	177	Cia de Saneamento Basico do Estado de	9,906	113
Electrocomponents PLC	43,484	378	Sao Paulo(Æ)
Facebook, Inc. Class A(Æ)	3,232	604	CLP Holdings, Ltd.	58,500	597
Hanergy Thin Film Power Group, Ltd.			CMS Energy Corp.	6,870	308
(Æ)(Š)	205,123	103	Consolidated Edison, Inc.	1,016	82
Hua Hong Semiconductor, Ltd. (Þ)	62,000	124	Delek Energy Systems, Ltd.	271	107
Icom, Inc. (Þ)	16,143	383	Dominion Energy, Inc.	7,792	596
Infosys, Ltd. - ADR(Ñ)	89,749	1,616	DTE Energy Co. (Æ)	1,279	87
Infrastrutture Wireless Italiane SpA(Þ)	23,285	168	Duke Energy Corp.	5,697	447
Intel Corp.	59,728	2,875	E. ON SE	21,396	225
International Business Machines Corp.	3,922	642	Edison International	4,748	297
KEYW Holding Corp. (The)(Æ)(Ñ)	40,854	274	El Paso Electric Co.	3,386	177
Liberty Latin America, Ltd. Class A(Æ)	41,715	937	Electricite de France SA	151,068	2,076
Mail. Ru Group, Ltd. - GDR(Æ)	7,254	238	Enagas SA	17,975	490
Manhattan Associates, Inc. (Æ)	35,559	1,878	Enbridge Income Fund Holdings, Inc.	20,084	457
Microchip Technology, Inc. (Ñ)	5,261	501	Enbridge, Inc.	14,140	518
Microsoft Corp.	17,666	1,678	Endesa SA - ADR	9,083	204
NEC Corp.	17,000	515	Energias de Portugal SA	52,367	184
NTT DOCOMO, Inc.	22,500	559	Engie SA	66,857	1,161
NVC Lighting Holdings, Ltd.	1,824,427	175	Entergy Corp.	2,773	218
Ooma, Inc. (Æ)(Þ)	16,891	173	Eversource Energy(Æ)	1,839	116
Oracle Corp.	126,029	6,501	Exelon Corp.	45,274	1,744
QAD, Inc. Class A(Þ)	5,294	228	Extraction Oil & Gas, Inc. (Æ)	12,106	171
QUALCOMM, Inc.	6,497	443	Federal Grid PJSC	400,267,901	1,246
Quantenna Communications, Inc. (Æ)	2,688	37	Fortum OYJ	1,459	32
Ribbon Communications, Inc. (Æ)	17,868	125	Freenet AG	12,588	482
Rogers Communications, Inc. Class B	10,558	515	Great Plains Energy, Inc.	19,387	603
SAMCO, Inc.	5,800	71	Guangdong Investment, Ltd.	37,039	55
SDL PLC	26,923	175	Hawaiian Electric Industries, Inc.	12,006	410
SES SA	9,980	156	Hess Midstream Partners, LP	2,476	54
Silverlake Axis, Ltd.	686,100	298	HK Electric Investments & HK Electric	181,500	168
Singapore Telecommunications, Ltd.	860,666	2,323	Investments, Ltd. (Þ)
Sparton Corp. (Æ)	6,910	159	Idacorp, Inc.	1,051	91
Splunk, Inc. (Æ)	2,999	277	Inpex Corp.	20,400	265
StarHub, Ltd.	233,800	515	Inter Pipeline, Ltd.	24,381	467
Synopsys, Inc. (Æ)	5,545	514	KDDI Corp.	13,000	329
Texas Instruments, Inc.	6,502	713	Keyera Corp.	12,279	346
Transcosmos, Inc.	20,300	539	Kinder Morgan(Þ)	3,729	51
VASCO Data Security International, Inc.			KT Corp.	13,306	370
(Æ)	14,933	215	KT Corp. - ADR(Ñ)	53,294	797
Veeco Instruments, Inc. (Æ)	7,261	121	MEG Energy Corp. Class A(Æ)	255,249	1,154
Vodafone Group PLC	485,278	1,548	MPLX LP	3,715	138

See accompanying notes which are an integral part of this quarterly report.

372 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
National Grid PLC	13,180	151	6.000% due 12/01/2021(¢)	13,591	353
NextEra Energy, Inc.	5,962	945	Carlyle Group, LP (The)
NiSource, Inc.	9,072	224	5.875% due 09/15/2022(¢)	20,575	497
Northland Power, Inc.	8,599	160	Centaur Funding Corp.
Northwest Natural Gas Co.	1,053	60	9.800% due 04/21/2020	500	572
NorthWestern Corp.	3,425	186	Charles Schwab Corp. (The)
OGE Energy Corp.	14,794	476	5.950% due 06/01/2021(¢)	15,587	410
Pattern Energy Group, Inc. Class A	26,811	552
PCCW, Ltd.	826,000	476	Citigroup, Inc.
Pembina Pipeline Corp.	25,178	858	6.300% due 02/12/2021(¢)	14,111	374
PG&E Corp.	2,460	104	CoBank ACB
Pinnacle West Capital Corp.	5,459	436	6.250% due 10/01/2022(¢)	2,200	232
PNM Resources, Inc.	3,035	116	Colony NorthStar, Inc.
Portland General Electric Co.	4,944	209	8.500%	11,900	303
Power Assets Holdings, Ltd.	27,500	245	DDR Corp.
PPL Corp.	53,979	1,720	6.500% (¢)	19,633	477
Proximus	4,604	155	Digital Realty Trust, Inc.
Public Service Enterprise Group, Inc.	5,634	292	6.625% due 05/15/2021(¢)	13,018	345
Resolute Energy Corp. (Æ)(Ñ)	4,819	163	Farm Credit Bank of Texas
RusHydro PJSC	91,942,867	1,187	10.000% due 12/15/2020(¢)	20,696	2,357
Sempra Energy	894	96	Global Net Lease, Inc.
Snam Rete Gas SpA	8,654	42	7.250% due 09/12/2022(¢)	25,000	624
Southwest Gas Holdings, Inc.	1,329	98
Spark Infrastructure Group(Þ)	119,360	222	Hanover Insurance Group, Inc. (The)
Spire, Inc.	1,855	123	6.350% due 03/30/2053	12,789	322
Swisscom AG	919	502	JPMorgan Chase & Co.
Tele2 AB Class B	3,989	50	6.100% due 09/01/2020(¢)	8,100	209
Telefonica SA - ADR	20,420	209	KKR & Co. , LP
Telekom Austria AG - ADR(Æ)	21,089	204	6.500% due 09/15/2021(¢)	17,700	457
Telenor ASA	28,006	656	Legg Mason, Inc.
Telia Co. AB(Ñ)	75,905	381	6.375% due 03/15/2056	30,520	748
TELUS Corp.	11,469	432	Morgan Stanley
United Utilities Group PLC	7,512	79	6.375% due 10/15/2024(¢)	62,494	1,672
WEC Energy Group, Inc. (Æ)	12,969	834	National Storage Affiliates Trust
Xcel Energy, Inc.	5,968	272	6.000% (¢)	27,206	678
		38,403	PartnerRe, Ltd.
			6.500% due 04/29/2021(¢)	16,175	411
Total Common Stocks			PS Business Parks, Inc.
(cost $336,687)		378,599	5.700% (¢)	30,465	754
Preferred Stocks - 2.2%			Rexford Industrial Realty, Inc.
Consumer Discretionary - 0.2%			5.875% (¢)	19,660	465
CHS, Inc.			STAG Industrial, Inc.
7.500% due 01/21/2025(¢)	54,320	1,492	6.875% due 03/17/2021(¢)	7,037	181
GMAC Capital Trust I			Stifel Financial Corp.
7.624% due 02/15/2040	60,226	1,567	6.250% due 07/15/2021(¢)	7,558	198
		3,059	Summit Hotel Properties, Inc.
Consumer Staples - 0.0%			6.450% (¢)	26,074	655
Dairy Farmers of America, Inc.			Sunstone Hotel Investors, Inc.
7.875% due 12/01/2025(¢)	2,500	286	6.950% (¢)	30,891	786
			Taubman Centers, Inc.
Energy - 0.0%			6.250% (¢)	11,313	285
Southern Co. (The)			TCF Financial Corp.
6.250% due 10/15/2075	14,379	374	5.700% due 12/01/2022(¢)	15,875	393
			UMH Properties, Inc.
Financial Services - 1.8%			6.750% due 07/26/2022(¢)	10,600	267
American Homes 4 Rent			Validus Holdings, Ltd.
10.000% due 03/31/2021(¢)	46,951	1,235	5.875% due 06/15/2021(¢)	14,685	370
Arch Capital Group, Ltd.			Valley National Bancorp
5.450% due 08/17/2022(¢)	22,852	552	5.500% due 09/30/2022(¢)	11,950	307
Ares Management, LP			Vereit, Inc.
7.000% due 06/30/2021(¢)	21,931	569	6.700% (¢)	24,912	629
Bank of America Corp.			Wells Fargo & Co.
7.250%	29,403	1,382	7.500%	73,420	2,493
Capital One Financial Co.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 373

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)

		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$

WR Berkley Corp.					JPMorgan Chase Feb 2018 0.00	5,905	(ÿ)		10
5.625% due 04/30/2053		30,035		747	Call (1)
					(Citigroup, USD 2.692%/USD 3 Month
				23,309	LIBOR, USD 5,905, 02/22/28)
Utilities - 0.2%					JPMorgan Chase Feb 2018 0.00
AT&T, Inc.					Call (1)	5,905	(ÿ)		17
5.350% due 11/01/2066		21,031		527	(Goldman Sachs, USD 2.444%/USD 3
Integrys Holding, Inc.					Month LIBOR, USD 8,857, 02/15/28)

6.000% due 08/01/2073		34,500		921	JPMorgan Chase Feb 2018 0.00	8,857	(ÿ)		—
NuStar Energy LP					Call (1)
					(Goldman Sachs, USD 2.552%/USD 3
7.625% due 06/15/2022(¢)		3,962		94	Month LIBOR, USD 4,429, 02/27/28)
NuStar Logistics LP					JPMorgan Chase Feb 2018 0.00
8.456% due 01/15/2043		10,306		261	Call (1)	4,429	(ÿ)		3
SCE Trust III					(Goldman Sachs, USD 2.566%/USD 3
5.750% due 03/15/2024(¢)		7,000		178	Month LIBOR, USD 8,857, 02/28/28)
					JPMorgan Chase Feb 2018 0.00
SCE Trust IV						8,857	(ÿ)		9
5.375% due 09/15/2025(¢)		18,650		460	Call (1)
					(Goldman Sachs, USD 2.617%/USD 3
SCE Trust V					Month LIBOR, USD 4,429, 02/27/28)
5.450% due 03/15/2026(¢)		6,337		160	JPMorgan Chase Feb 2018 0.00
Southern Co. (The)					Call (1)	4,429	(ÿ)		7
5.250% due 12/01/2077		17,000		404	(Goldman Sachs, USD 2.629%/USD 3

				3,005	Month LIBOR, USD 8,857, 02/28/28)
					JPMorgan Chase Feb 2018 0.00
Total Preferred Stocks					Call (1)	8,857	(ÿ)		18
(cost $30,449)				30,033	(JP Morgan, USD 2.322%/USD 3 Month
					LIBOR, USD 5,905, 03/07/28)

Options Purchased - 0.6%					JPMorgan Chase Feb 2018 0.00	5,905	(ÿ)		—
(Number of Contracts)					Call (1)
Fannie Mae Bonds					(JP Morgan, USD 2.380%/USD 3 Month
JPMorgan Chase Mar 2018 98.46					LIBOR, USD 4,429, 02/15/28)
	USD	91,000	(ÿ)	269	JPMorgan Chase Feb 2018 0.00
Call (1)						4,429	(ÿ)		—
JPMorgan Chase Mar 2018 101.25					Call (1)
Call (1)	USD	20,000	(ÿ)	48	(Morgan Stanley, USD 2.500%/USD 3
S&P 500 Index					Month LIBOR, USD 8,857, 02/22/28)
Goldman Sachs May 2018					JPMorgan Chase Feb 2018 0.00	8,857	(ÿ)		2
2,875.00 Call (1,395)	USD	401,063	(ÿ)	7,429	Call (1)
Swaptions					(Morgan Stanley, USD 2.572%/USD 3
(Counterparty, Fund Receives/Fund					Month LIBOR, USD 11,810, 02/22/28)
					JPMorgan Chase Feb 2018 0.00
Pays, Notional, Termination Date)						11,810	(ÿ)		9
(Barclays, USD 0.475%/CDX Investment					Call (1)
Grade Index, USD 10,000, 12/20/22)					(Morgan Stanley, USD 2.646%/USD 3

Barclays Mar 2018 0.00 Call (1)		10,000	(ÿ)	10	Month LIBOR, USD 8,857, 03/02/28)
					JPMorgan Chase Feb 2018 0.00
(Citigroup, iTraxx Europe Index/EUR						8,857	(ÿ)		23
					Call (1)
0.425%, EUR 4,900, 12/20/22)					(Citigroup, USD 3 Month LIBOR/USD
Citigroup Mar 2018 0.00 Call (1)		4,900	(ÿ)	4
(Citigroup, USD 2.195%/USD 3 Month					2.669%, USD 8,857, 03/14/28)
					JPMorgan Chase Mar 2018 0.00
LIBOR, USD 4,429, 03/07/28)						8,857	(ÿ)		107
JPMorgan Chase Mar 2018 0.00					Put (1)
Call (1)		4,429	(ÿ)	—	(Citigroup, USD 3 Month LIBOR/USD

(Citigroup, USD 2.391%/USD 3 Month					2.675%, USD 8,857, 02/14/18)
					JPMorgan Chase Feb 2018 0.00
LIBOR, USD 11,810, 02/12/28)						8,857	(ÿ)		77
JPMorgan Chase Feb 2018 0.00					Put (1)
Call (1)		11,810	(ÿ)	—	(Goldman Sachs, USD 3 Month LIBOR/

(Citigroup, USD 2.442%/USD 3 Month					USD 2.615%, USD 8,857, 02/15/28)
					JPMorgan Chase Feb 2018 0.00
LIBOR, USD 4,429, 02/27/28)						8,857	(ÿ)		112
JPMorgan Chase Feb 2018 0.00					Put (1)
Call (1)		4,429	(ÿ)	1	(Morgan Stanley, USD 3 Month LIBOR/

(Citigroup, USD 2.443%/USD 3 Month					USD 2.660%, USD 8,857, 02/22/28)
					JPMorgan Chase Feb 2018 0.00
LIBOR, USD 8,857, 03/14/28)						8,857	(ÿ)		91
JPMorgan Chase Mar 2018 0.00					Put (1)
Call (1)		8,857	(ÿ)	5	(Morgan Stanley, USD 3 Month LIBOR/

(Citigroup, USD 2.493%/USD 3 Month					USD 2.742%, USD 11,810, 02/22/28)
					JPMorgan Chase Feb 2018 0.00
LIBOR, USD 8,857, 02/16/28)						11,810	(ÿ)		68
JPMorgan Chase Feb 2018 0.00					Put (1)
Call (1)		8,857	(ÿ)	1	(Morgan Stanley, USD 3 Month LIBOR/

(Citigroup, USD 2.637%/USD 3 Month					USD 2.834%, USD 8,857, 03/02/28)
					JPMorgan Chase Feb 2018 0.00
LIBOR, USD 5,905, 02/22/28)						8,857	(ÿ)		32
					Put (1)

See accompanying notes which are an integral part of this quarterly report.

374 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$
Total Options Purchased					1.295% due 03/15/18 (ç)(~)	782		781
(cost $9,228)				8,352	1.324% due 04/05/18 (~)	493		492
					1.393% due 04/19/18 (~)	2,878		2,870
Warrants & Rights - 0.0%					1.433% due 04/26/18 (~)	4		4
Warrants and Rights - 0.0%					1.456% due 05/10/18 (~)	254		253
Foresight Energy, LP					1.487% due 05/24/18 (~)	669		666
					1.509% due 06/07/18 (~)	338		336
2017 Warrant (Æ)		2,510		100	1.515% due 06/14/18 (~)	518		515
					VEREIT, Inc.
Total Warrants & Rights					3.000% due 08/01/18	836		836
(cost $—)				100	Yandex NV
Short-Term Investments - 13.1%					1.125% due 12/15/18	644		648
Ares Capital Corporation					Total Short-Term Investments
4.375% due 01/15/19	ARS	508		514	(cost $177,796)			177,259
Argentine Bonos del Tesoro					Other Securities - 1.7%
22.750% due 03/05/18		810		45	U. S. Cash Collateral Fund(×)(@)	23,514,103	(8)	23,514
BB&T Corp.					Total Other Securities
5.625% due 05/01/18 (Æ)(ƒ)		14		356
Brookdale Senior Living, Inc.					(cost $23,514)			23,514
2.750% due 06/15/18		1,130		1,122	Total Investments 99.1%
Charming Charlie, Inc. Term Loan					(identified cost $1,295,965)			1,345,987
6.061% due 06/08/18 (Å)(Ê)		80		56
Chart Industries, Inc.					Other Assets and Liabilities,
2.000% due 08/01/18		175		175	Net - 0.9%			12,254
Colombian TES
Series B					Net Assets - 100.0%			1,358,241
5.000% due 11/21/18	COP	13,170,000		4,654
Dairy Farmers of America, Inc.
7.875% due 12/01/18 (Æ)(ƒ)(Þ)		6		628
Deutsche Bank Contingent Capital Trust
V
8.500% due 06/30/18 (Æ)(ƒ)		7		188
Golden Ocean Group, Ltd.
3.070% due 01/30/19		600		575
GSV Capital Corp.
5.250% due 09/15/18		600		605
Hungary Treasury Bills
Series 1Y
0.374% due 02/28/18 (~)	HUF	230,000		920
International Automotive Components
Group SA
9.125% due 06/01/18 (Þ)		2,037		2,015
Navistar International Corp.
4.500% due 10/15/18		425		443
PDL BioPharma, Inc.
4.000% due 02/01/18		487		486
Real Alloy Holding Inc Term Loan
0.000% due 05/17/18 (Ê)(v)		374		374
13.073% due 05/17/18 (Ê)		332		332
Real Alloy Holding, Inc.
10.000% due 01/15/19 (Å)		2,510		1,782
Republic of Argentina Government
International Bond
21.200% due 09/19/18		800		44
Resource Capital Corp.
6.000% due 12/01/18		245		248
Shutterfly, Inc.
0.250% due 05/15/18		284		307
U. S. Cash Management Fund (@)		141,413,092	(8)	141,426
United States Treasury Bills
0.000% due 02/01/18 (ç)(~)		1,317		1,317
0.981% due 02/08/18 (ç)(~)		746		746
1.118% due 02/15/18 (ç)(~)		168		168
1.366% due 03/01/18 (ç)(~)		100		100
1.366% due 03/01/18 (~)		9,900		9,889
1.309% due 03/08/18 (ç)(~)		343		343

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 375

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.3%
Bear Creek Mining Corp.	05/19/17	CAD	86,010	1.82	157	145
Century Aluminum Co.	07/21/16		3,100,000	94.14	2,918	3,189
Charming Charlie LLC Term Loan B	02/24/16		463,851	38.92	181	14
Charming Charlie, Inc. Term Loan	12/14/17		80,035	100.00	80	56
Gabriel Resources, Ltd.	04/08/16	CAD	1,910,066	0.44	834	621
Kitagawa Industries Co. , Ltd.	05/07/15	JPY	27,431	10.39	285	378
LSL Property Services PLC	09/02/16	GBP	186,908	3.04	568	751
Luks Group Vietnam Holdings Co. , Ltd.	03/10/17	HKD	390,000	0.34	132	124
Lundin Gold, Inc.	03/10/17	CAD	172,882	4.19	724	717
Millennium Health LLC	12/21/15		2,491	7.27	18	—
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		300,000	71.53	215	225
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	82.93	486	489
Morgan Stanley Capital I Trust	07/26/17		300,000	89.60	269	242
Morgan Stanley Capital I Trust	08/21/17		586,000	87.30	512	508
OHL Mexico SAB de CV	01/29/16	MXN	61,802	1.17	72	105
Opal Acquisition, Inc.	06/26/17		3,868,000	94.28	3,647	3,849
Patheon NV	04/03/17		3,403	26.50	90	119
Patterson Co. 2nd Lien Term Loan	08/14/15		590,000	99.00	584	561
PFS Acquisition LLC 2nd Lien Term Loan	09/13/16		1,890,000	83.00	1,569	875
Protek PJSC	04/11/16	RUB	123,101	1.61	198	247
Real Alloy Holding, Inc.	05/04/15		2,510,000	100.52	2,523	1,782
Secom Joshinetsu Co. , Ltd.	05/07/15	JPY	12,002	30.51	366	480
Sprott, Inc.	03/10/17	CAD	443,655	1.80	798	1,039
UBS-Barclays Commercial Mortgage Trust	10/18/17		158,000	69.34	110	110
Uranium Participation Corp.	03/10/17	CAD	368,222	2.98	1,097	1,168
						17,794
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

376 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
ABILITY Network, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
Air Methods Corp. Term Loan B	USD 3 Month LIBOR	3.500
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I, LLC Term Loan B	USD 1 Month LIBOR	5.500
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc.	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assicurazioni Generali SpA	3 Month EURIBOR	5.350
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B5	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
AT Securities BV	LIBOR) 5 Year Rate	3.546
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Australia & New Zealand Banking Group, Ltd. - ADR	USD ICE Swap Rate NY 5 Year Rate	5.168
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
	EUR Swap Annual (versus 6 Month EURIBOR) 10
AXA SA	Year Rate	3.900
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
Banco Bilbao Vizcaya Argentaria SA	LIBOR) 5 Year Rate	3.870
Bank of America Corp.	USD 3 Month LIBOR	3.630
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	4.174
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	3.640
Bank of America Corp.	USD 3 Month LIBOR	4.553
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.772
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Belron SA Term Loan B	USD 3 Month LIBOR	2.500
Berlin Packaging LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.750

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 377

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Berry Plastics Group, Inc Term Loan M	ST	0.000
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
BJ's Wholesale Club, Inc. 2nd Lien Term Loan	USD 2 Month LIBOR	7.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150
BNP Paribas SA	USD 3 Month LIBOR	1.290
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
BPCE SA	USD 3 Month LIBOR	1.220
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan	USD 3 Month LIBOR	3.250
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.250
Caesars Entertainment Operating Co. Term Loan	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital Automotive LP 2nd Lien Term Loan	USD 1 Month LIBOR	6.000
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
CH Hold Corp. 2nd Lien Term Loan B	USD 1 Month LIBOR	7.250
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charming Charlie LLC Term Loan B	USD 3 Month LIBOR	1.000
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chemours Co. (The) Term Loan B	USD 1 Month LIBOR	2.500
Churchill Downs, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citigroup, Inc.	USD 3 Month LIBOR	4.517
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
CoBank ACB	USD 3 Month LIBOR	4.660
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Community Health Systems, Inc. Term Loan B2	USD 3 Month LIBOR	3.000
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
ConvergeOne Holdings Corp. Term Loan B	USD 3 Month LIBOR	4.750
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Coral US Co. Borrower LLC Term Loan B	USD 1 Month LIBOR	3.500
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
CPM Acquisition Corp. 2nd Lien Term Loan	USD 1 Month LIBOR	8.250
CPM Holdings, Inc. Term Loan B	USD 1 Month LIBOR	4.250
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.598

See accompanying notes which are an integral part of this quarterly report.

378 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	5.108
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
	USD Swap Semiannual 30/360 (versus 3 Month
Danske Bank A/S	LIBOR) 7 Year Rate	3.896
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 Lux Sarl Term Loan B3	USD 1 Week LIBOR	3.000
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	4.075
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	10.160
DPABS Trust	USD 3 Month LIBOR	1.250
Dragon Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
DuPage Medical Group, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Eldorado Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.041
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
Emera, Inc.	USD 3 Month LIBOR	5.440
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Employbridge LLC Term Loan	USD 3 Month LIBOR	6.500
Enbridge, Inc.	USD 3 Month LIBOR	7.780
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Envision Healthcare Corp. Term Loan B	USD 1 Month LIBOR	3.000
Evergreen Skills Lux Sarl	USD 1 Month LIBOR	4.750
Evergreen Skills Lux Sarl	USD 3 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
EVO Payments International LLC Term Loan B	USD 1 Month LIBOR	4.000
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.200

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 379

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Focus Financial Partners LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freedom Mortgage Corp. Term Loan	USD 6 Month LIBOR	5.500
Frontier Communications Corp. Term Loan B	USD 1 Month LIBOR	3.750
Fukoku Mutual Life Insurance Co.	USD 3 Month LIBOR	4.370
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
FullBeauty Brands Holding Corp. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
General Electric Co.	USD 3 Month LIBOR	3.330
GENEX Services, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
Genoa, a QoL Healthcare Co. LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000

See accompanying notes which are an integral part of this quarterly report.

380 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 381

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	2.874
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Heartland Dental LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.500
Hertz Global Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.705
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	4.368
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
ING Groep NV	LIBOR) 5 Year Rate	5.124
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.250
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.800
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.330
Kraton Polymers LLC Term Loan	USD 1 Month LIBOR	3.000
KUEHG Corp. 2nd Lien Term Loan	USD 1 Week LIBOR	8.250
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
	USD Swap Semiannual 30/360 (versus 3 Month
La Mondiale SAM	LIBOR) 5 Year Rate	4.482
Lakeland Tours LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Lakeland Tours LLC Term Loan	USD 3 Month LIBOR	0.000
Learfield Communications, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
	USD Swap Semiannual 30/360 (versus 3 Month
Legal & General Group PLC	LIBOR) 5 Year Rate	3.687
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Liberty Mutual Group, Inc.	USD 3 Month LIBOR	2.905
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Lux Finco Sarl Term Loan B1	USD 1 Month LIBOR	8.500
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
	USD Swap Semiannual 30/360 (versus 3 Month
Macquarie Bank, Ltd.	LIBOR) 5 Year Rate	3.703
Masergy Communications, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MetLife, Inc.	USD 3 Month LIBOR	3.575

See accompanying notes which are an integral part of this quarterly report.

382 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
MGM Growth Properties, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	15.000
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Moran Foods, LLC Term Loan	USD 1 Month LIBOR	6.000
Morgan Stanley	USD 3 Month LIBOR	3.810
MORSCO, Inc. Term Loan B	USD 1 Week LIBOR	7.000
National Rural Utilities Cooperative Finance Corp.	USD 3 Month LIBOR	3.630
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NeuStar, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	3.750
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
NVA Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
Opal Acquisition, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
PDC Brands 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Peak 10, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	4.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan	USD 1 Month LIBOR	3.000
PFS Acquisition LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Plains All American Pipeline, LP	USD 3 Month LIBOR	4.110
PNC Financial Services Group, Inc. (The)	USD 3 Month LIBOR	3.678
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Primeline Utility Services LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Prowler Acquisition Corp. 1St Lien Term Loan	USD 3 Month LIBOR	4.500
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
Prudential Financial, Inc.	USD 3 Month LIBOR	3.031
Prudential Financial, Inc.	USD 3 Month LIBOR	3.040
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.300
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.395
	U. S. Treasury Yield Curve Rate T Note Constant
QBE Insurance Group, Ltd.	Maturity 5 Year	3.047
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	8.000
Real Alloy Holding, Inc. Term Loan	USD 3 Month LIBOR	0.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 383

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Argentina Government International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Riverbed Technology, Inc. Term Loan	USD 1 Month LIBOR	3.250
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
	U. K. Government Bonds 5 Year Note Generic Bid
RSA Insurance Group PLC	Yield	3.852
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Santander UK Group Holdings PLC	Year Rate	5.543
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
SESAC Holdco II LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Signode Industrial Group US, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
	USD Swap Semiannual 30/360 (versus 3 Month
Skandinaviska Enskilda Banken AB	LIBOR) 5 Year Rate	3.850
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	12.476
SoftBank Group Corp.	USD ICE Swap Rate NY 5 Year Rate	4.226
SoftBank Group Corp.	USD ICE Swap Rate NY 5 Year Rate	4.854
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Solera LLC Term Loan B	USD 1 Month LIBOR	3.250
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Spectrum Brands, Inc. 1st Lien Term Loan B	USD 2 Month LIBOR	2.000
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	2.993
Surgery Center Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tencent Holdings, Ltd.	USD 3 Month LIBOR	0.605
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
The Southern Co.	USD 3 Month LIBOR	3.630
TIAA CLO I, Ltd.	USD 3 Month LIBOR	8.050
TKC Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 2 Month LIBOR	3.000
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransCanada Trust	USD 3 Month LIBOR	4.640
TransCanada Trust	USD 3 Month LIBOR	3.528
TransCanada Trust	USD 3 Month LIBOR	3.208
TransDigm, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

384 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Travelport Finance (Luxembourg) SARL Term Loan D		USD 3 Month LIBOR			2.750
Tribune Media Co. Term Loan		USD 1 Month LIBOR			3.000
Tribune Media Co. Term Loan B		USD 1 Month LIBOR			3.000
TruGreen, LP Term Loan		USD 3 Month LIBOR			4.000
		USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG		LIBOR) 5 Year Rate			5.883
		USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG		LIBOR) 5 Year Rate			4.590
		USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG		LIBOR) 5 Year Rate			10.928
UFC Holdings LLC 1st Lien Term Loan		USD 1 Month LIBOR			3.250
United Airlines, Inc. Term Loan		USD 3 Month LIBOR			2.000
UPC Financing Partnership 1st Lien Term Loan AR		USD 1 Month LIBOR			2.500
US Renal Care, Inc. 2nd Lien Term Loan		USD 3 Month LIBOR			8.000
USI, Inc. Term Loan B		USD 3 Month LIBOR			3.000
Valeant Pharmaceuticals International, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Vantiv, LLC Term Loan B4		USD 3 Month LIBOR			2.000
Varisty Brands, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Venture XXIX CLO, Ltd.		USD 3 Month LIBOR			6.250
Verdesian Life Sciences LLC Term Loan		USD 3 Month LIBOR			5.000
Veresen Midstream, Ltd. Term Loan B		USD 3 Month LIBOR			3.000
VICI Properties 1 LLC Term Loan B		USD 1 Month LIBOR			2.250
		USD Swap Semiannual 30/360 (versus 3 Month
VIVAT NV		LIBOR) 5 Year Rate			4.174
Voya Financial, Inc.		USD 3 Month LIBOR			3.580
W3 Co. Term Loan B		USD 3 Month LIBOR			6.000
Wastequip LLC Term Loan		USD 1 Month LIBOR			4.500
Weight Watchers International, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			4.750
Wells Fargo & Co.		USD 3 Month LIBOR			3.990
Wells Fargo & Co.		USD 3 Month LIBOR			3.770
Yonkers Racing Corp. Term Loan B		USD 1 Month LIBOR			3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B		USD 1 Month LIBOR			3.750
Zais CLO 5, Ltd.		USD 3 Month LIBOR			4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	81	EUR	9,055	02/18	(19)
Australia 10 Year Bond Futures	161	AUD	20,542	03/18	(343)
CAC40 Euro Index Futures	488	EUR	26,745	02/18	(144)
DAX Index Futures	73	EUR	24,056	03/18	40
Dow U. S. Real Estate Index Futures	324	USD	10,109	03/18	12
EURO STOXX 50 Index Futures	457	EUR	16,452	03/18	85
FTSE 100 Index Futures	28	GBP	2,091	03/18	(1)
FTSE/MIB Index Futures	57	EUR	6,696	03/18	221
Hang Seng Index Futures	4	HKD	6,569	02/18	6
IBEX 35 Index Futures	79	EUR	8,247	02/18	—
MSCI EAFE Mini Index Futures	20	USD	2,146	03/18	144
MSCI Emerging Markets Mini Index Futures	303	USD	19,056	03/18	2,172
OMXS30 Index Futures	348	SEK	55,332	02/18	(120)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 385

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
S&P Consumer Discretionary Select Sector Index Futures				68	USD	7,407	03/18		767
S&P Financial Select Sector Index Futures				723	USD	66,173	03/18		4,444
SPI 200 Index Futures				3	AUD	449	03/18		(1)
TOPIX Index Futures				260	JPY	4,782,701	03/18		1,126
United States 5 Year Treasury Note Futures				20	USD	2,294	03/18		(10)
United States 10 Year Treasury Note Futures				168	USD	20,425	03/18		(528)
United States Long Bond Futures				13	USD	1,922	03/18		(47)
United States Ultra Treasury Bond Futures				16	USD	2,591	03/18		(71)
Short Positions
Euro-Bobl Futures				11	EUR	1,435	03/18		4
Euro-Bund Futures				73	EUR	11,594	03/18		378
FTSE 250 Index Futures				24	GBP	968	03/18		(16)
Long Gilt Futures				107	GBP	13,069	03/18		313
MSCI EAFE Mini Index Futures				118	USD	12,658	03/18		(441)
MSCI Emerging Markets Mini Index Futures				29	USD	1,824	03/18		(123)
MSCI Singapore Index Futures				143	SGD	5,764	02/18		60
NASDAQ 100 E-Mini Futures				134	USD	18,660	03/18		(802)
Russell 1000 E-Mini Index Futures				175	USD	13,664	03/18		(629)
Russell 2000 E-Mini Index Futures				525	USD	41,370	03/18		(1,268)
S&P 400 E-Mini Index Futures				93	USD	18,174	03/18		(430)
S&P 500 E-Mini Index Futures				1,706	USD	241,040	03/18		(12,481)
S&P Energy Select Sector Index Futures				45	USD	3,393	03/18		(297)
S&P Utilities Select Sector Index Futures				183	USD	9,414	03/18		776
S&P/TSX 60 Index Futures				116	CAD	21,878	03/18		206
United States 2 Year Treasury Note Futures				7	USD	1,493	03/18		4
United States 5 Year Treasury Note Futures				30	USD	3,441	03/18		28
United States 10 Year Treasury Note Futures				201	USD	24,438	03/18		593
United States 10 Year Ultra Treasury Bond Futures				7	USD	911	03/18		25
United States Long Bond Futures				23	USD	3,400	03/18		55
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(6,312)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.46		USD	91,000	03/06/18	(817)
Fannie Mae Bonds	JPMorgan Chase	Put	1	101.25		USD	20,000	03/06/18	(143)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.478%/USD 3 Month
LIBOR, USD 4,429, 02/12/28	JPMorgan Chase	Call	1	0.00			4,429	02/08/18	—
Citigroup, USD 2.556%/USD 3 Month
LIBOR, USD 4,429, 03/14/28	JPMorgan Chase	Call	1	0.00			4,429	03/12/18	(7)
Citigroup, USD 2.584%/USD 3 Month
LIBOR, USD 4,429, 02/16/28	JPMorgan Chase	Call	1	0.00			4,429	02/20/18	(4)
Citigroup, USD 2.747%/USD 3 Month
LIBOR, USD 5,905, 02/22/28	JPMorgan Chase	Call	1	0.00			5,905	02/20/18	(29)
Goldman Sachs, USD 2.530%/USD
3 Month LIBOR, USD 4,429,
02/15/28	JPMorgan Chase	Call	1	0.00			4,429	02/13/18	(1)
Goldman Sachs, USD 2.682%/USD
3 Month LIBOR, USD 4,429,
02/27/28	JPMorgan Chase	Call	1	0.00			4,429	02/23/18	(14)
Goldman Sachs, USD 2.692%/USD
3 Month LIBOR, USD 8,857,
02/28/28	JPMorgan Chase	Call	1	0.00			8,856	02/26/18	(32)
Morgan Stanley, USD 2.580%/USD
3 Month LIBOR, USD 4,429,
02/22/28	JPMorgan Chase	Call	1	0.00			4,429	02/14/18	(3)
Morgan Stanley, USD 2.740%/USD
3 Month LIBOR, USD 4,429,
03/02/28	JPMorgan Chase	Call	1	0.00			4,429	02/28/18	(24)

See accompanying notes which are an integral part of this quarterly report.

386 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
Barclays, CDX Investment Grade
Index/USD 0.475%, USD 10,000,
12/20/22	Barclays	Put	1		0.00		9,999	03/21/18	(15)
Barclays, iTraxx Crossover Index/EUR
2.625%, EUR 730, 12/20/22	Barclays	Put	1		0.00		730	02/21/18	(1)
Citigroup, iTraxx Europe Index/EUR
0.500%, EUR 4,900, 12/20/22	Citigroup	Put	1		0.00		4,900	03/21/18	(4)
Citigroup, USD 2.695%/USD 3 Month
LIBOR, USD 4,429, 03/07/28	JPMorgan Chase	Put	1		0.00		4,429	03/05/18	(44)
Citigroup, USD 3 Month LIBOR/USD
2.478%, USD 4,429, 02/12/28	JPMorgan Chase	Put	1		0.00		4,429	02/08/18	(105)
Citigroup, USD 3 Month LIBOR/USD
2.556%, USD 4,429, 03/14/28	JPMorgan Chase	Put	1		0.00		4,429	02/13/18	(86)
Citigroup, USD 3 Month LIBOR/USD
2.584%, USD 4,429, 02/16/28	JPMorgan Chase	Put	1		0.00		4,429	02/14/18	(67)
Citigroup, USD 3 Month LIBOR/USD
2.743%, USD 4,429, 02/27/28	JPMorgan Chase	Put	1		0.00		4,429	02/23/18	(28)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.53%, USD 4,429,
02/15/28	JPMorgan Chase	Put	1		0.00		4,429	03/12/18	(87)
JP Morgan, USD 3 Month LIBOR/USD
2.622%, USD 5,905, 02/07/28	JPMorgan Chase	Put	1		0.00		5,905	02/20/18	(62)
JP Morgan, USD 3 Month LIBOR/USD
2.680%, USD 4,429, 02/15/28	JPMorgan Chase	Put	1		0.00		4,429	02/13/18	(36)
Morgan Stanley, USD 2.657%/USD
3 Month LIBOR, USD 5,905,
02/22/28	JPMorgan Chase	Put	1		0.00		5,904	02/20/18	(12)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.580%, USD 4,429,
02/22/28	JPMorgan Chase	Put	1		0.00		4,429	02/02/18	(71)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.657%, USD 5,905,
02/22/28	JPMorgan Chase	Put	1		0.00		5,904	02/05/18	(66)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.740%, USD 4,429,
03/02/28	JPMorgan Chase	Put	1		0.00		4,429	02/28/18	(31)
Total Liability for Options Written (premiums received $1,146)									(1,789)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Bank of America			USD	2	AUD	2	02/02/18		—
Bank of America			USD	2	AUD	3	02/02/18		—
Bank of America			USD	17	AUD	21	02/02/18		—
Bank of America			USD	1	CAD	1	02/01/18		—
Bank of America			USD	2	CAD	3	02/01/18		—
Bank of America			USD	6	CAD	7	02/01/18		—
Bank of America			USD	7	EUR	6	02/01/18		—
Bank of America			USD	14	EUR	11	02/01/18		—
Bank of America			USD	23	EUR	18	02/01/18		—
Bank of America			USD	62	EUR	50	02/01/18		—
Bank of America			USD	1	EUR	1	02/02/18		—
Bank of America			USD	5	EUR	4	02/02/18		—
Bank of America			USD	7	EUR	6	02/02/18		—
Bank of America			USD	44	EUR	35	02/02/18		—
Bank of America			USD	6,836	EUR	5,760	03/22/18		338
Bank of America			USD	1	GBP	1	02/01/18		—
Bank of America			USD	5	GBP	4	02/01/18		—
Bank of America			USD	8	GBP	6	02/01/18		—
Bank of America			USD	11	GBP	8	02/01/18		—
Bank of America			USD	16	GBP	12	02/01/18		—
Bank of America			USD	17	GBP	12	02/01/18		—

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 387

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	18	GBP	12	02/01/18	—
Bank of America	USD	18	GBP	13	02/01/18	—
Bank of America	USD	20	GBP	14	02/01/18	—
Bank of America	USD	22	GBP	15	02/01/18	—
Bank of America	USD	1	GBP	1	02/02/18	—
Bank of America	USD	2	GBP	2	02/02/18	—
Bank of America	USD	6	GBP	4	02/02/18	—
Bank of America	USD	16	GBP	11	02/02/18	—
Bank of America	USD	17	GBP	12	02/02/18	—
Bank of America	USD	572	HKD	4,458	03/22/18	(1)
Bank of America	USD	1,973	JPY	221,193	03/22/18	58
Bank of America	USD	144	SEK	1,210	03/22/18	10
Bank of America	USD	49	ZAR	678	03/22/18	8
Bank of America	AUD	5	USD	4	02/02/18	—
Bank of America	AUD	11	USD	9	02/02/18	—
Bank of America	AUD	17	USD	14	02/02/18	—
Bank of America	AUD	1,433	USD	1,077	03/22/18	(77)
Bank of America	CAD	3,038	USD	2,366	03/22/18	(105)
Bank of America	CHF	43	USD	43	03/22/18	(3)
Bank of America	EUR	1	USD	1	02/01/18	—
Bank of America	EUR	7	USD	9	02/01/18	—
Bank of America	EUR	9	USD	11	02/01/18	—
Bank of America	EUR	9	USD	11	02/01/18	—
Bank of America	EUR	16	USD	20	02/01/18	—
Bank of America	EUR	25	USD	31	02/01/18	—
Bank of America	EUR	45	USD	55	02/01/18	—
Bank of America	EUR	10	USD	12	02/02/18	—
Bank of America	EUR	19	USD	24	02/02/18	—
Bank of America	EUR	26	USD	32	02/02/18	—
Bank of America	EUR	317	USD	375	02/23/18	(18)
Bank of America	EUR	749	USD	880	02/23/18	(52)
Bank of America	EUR	10,928	USD	12,816	02/23/18	(769)
Bank of America	GBP	1	USD	1	02/01/18	—
Bank of America	GBP	1	USD	1	02/01/18	—
Bank of America	GBP	1	USD	2	02/01/18	—
Bank of America	GBP	1	USD	1	02/02/18	—
Bank of America	GBP	1	USD	2	02/02/18	—
Bank of America	GBP	2	USD	3	02/02/18	—
Bank of America	GBP	363	USD	488	03/22/18	(28)
Bank of America	JPY	1,127	USD	10	02/02/18	—
Bank of America	JPY	928	USD	8	02/05/18	—
Bank of America	MXN	11,135	USD	577	03/22/18	(17)
Bank of America	NOK	2,018	USD	244	03/22/18	(18)
Bank of America	SEK	37	USD	5	02/02/18	—
Bank of America	SEK	78	USD	10	02/02/18	—
Bank of America	SGD	605	USD	448	03/22/18	(13)
Bank of Montreal	USD	1,133	EUR	922	02/26/18	14
Bank of Montreal	USD	2,662	EUR	2,167	02/26/18	32
Bank of Montreal	USD	1,133	GBP	821	02/26/18	33
Bank of Montreal	USD	2,664	GBP	1,929	02/26/18	76
Bank of Montreal	CHF	1,083	USD	1,127	02/26/18	(39)
Bank of Montreal	CHF	1,787	USD	1,859	02/26/18	(64)
Barclays	USD	491	EUR	410	02/23/18	18
Barclays	USD	1,517	EUR	1,255	02/23/18	43
Barclays	EUR	393	USD	489	02/23/18	—
BNP Paribas	USD	302	EUR	255	02/23/18	15
BNP Paribas	EUR	282	USD	334	02/23/18	(16)
Brown Brothers Harriman	USD	24	AUD	29	02/01/18	—
Brown Brothers Harriman	USD	24	AUD	29	02/01/18	—
Brown Brothers Harriman	USD	24	AUD	29	02/01/18	—
Brown Brothers Harriman	USD	6,834	EUR	5,760	03/22/18	341
Brown Brothers Harriman	USD	572	HKD	4,458	03/22/18	(1)
Brown Brothers Harriman	USD	1,974	JPY	221,193	03/22/18	58

See accompanying notes which are an integral part of this quarterly report.

388 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	144	SEK	1,210	03/22/18	10
Brown Brothers Harriman	USD	49	ZAR	678	03/22/18	8
Brown Brothers Harriman	AUD	1,433	USD	1,077	03/22/18	(78)
Brown Brothers Harriman	CAD	3,038	USD	2,366	03/22/18	(105)
Brown Brothers Harriman	CHF	43	USD	43	03/22/18	(3)
Brown Brothers Harriman	GBP	363	USD	488	03/22/18	(28)
Brown Brothers Harriman	JPY	670	USD	6	02/01/18	—
Brown Brothers Harriman	MXN	11,135	USD	579	03/22/18	(15)
Brown Brothers Harriman	NOK	2,018	USD	244	03/22/18	(18)
Brown Brothers Harriman	SGD	605	USD	448	03/22/18	(13)
Citibank	USD	12	BRL	39	02/02/18	—
Citibank	USD	635	EUR	527	02/23/18	20
Citibank	USD	805	EUR	673	02/23/18	31
Citibank	USD	6,841	EUR	5,760	03/22/18	334
Citibank	USD	572	HKD	4,458	03/22/18	(1)
Citibank	USD	1,976	JPY	221,193	03/22/18	56
Citibank	USD	30,972	JPY	3,372,030	03/22/18	2
Citibank	USD	144	SEK	1,210	03/22/18	10
Citibank	USD	49	ZAR	678	03/22/18	8
Citibank	ARS	16,403	USD	857	03/15/18	38
Citibank	AUD	1,433	USD	1,077	03/22/18	(77)
Citibank	BRL	39	USD	12	05/03/18	—
Citibank	CAD	3,038	USD	2,365	03/22/18	(105)
Citibank	CAD	2,500	USD	2,012	04/20/18	(23)
Citibank	CHF	43	USD	43	03/22/18	(3)
Citibank	EUR	200	USD	237	02/23/18	(11)
Citibank	EUR	399	USD	474	02/23/18	(23)
Citibank	EUR	568	USD	697	02/23/18	(10)
Citibank	EUR	11,015	USD	12,926	02/23/18	(767)
Citibank	GBP	363	USD	488	03/22/18	(28)
Citibank	GBP	4,103	USD	5,798	04/20/18	(46)
Citibank	GBP	4,164	USD	5,884	04/20/18	(46)
Citibank	MXN	11,135	USD	577	03/22/18	(17)
Citibank	NOK	2,018	USD	244	03/22/18	(18)
Citibank	SEK	29,816	USD	3,728	02/26/18	(62)
Citibank	SGD	605	USD	449	03/22/18	(13)
Commonwealth Bank of Australia	USD	1,134	EUR	922	02/26/18	13
Commonwealth Bank of Australia	USD	2,665	EUR	2,167	02/26/18	30
Commonwealth Bank of Australia	USD	1,134	GBP	821	02/26/18	33
Commonwealth Bank of Australia	USD	2,664	GBP	1,929	02/26/18	76
Commonwealth Bank of Australia	CHF	1,083	USD	1,128	02/26/18	(38)
Commonwealth Bank of Australia	CHF	1,787	USD	1,860	02/26/18	(63)
Deutsche Bank	USD	12	BRL	39	02/02/18	—
Deutsche Bank	BRL	39	USD	12	05/03/18	—
Goldman Sachs	USD	2,842	TRY	12,295	11/13/18	169
HSBC	USD	12	BRL	39	02/02/18	—
HSBC	USD	4,163	COP	11,879,797	02/28/18	17
HSBC	USD	405	HKD	3,163	02/27/18	—
HSBC	USD	263	MXN	5,130	02/12/18	12
HSBC	USD	2,030	MXN	38,439	02/12/18	32
HSBC	USD	369	PEN	1,199	02/27/18	3
HSBC	USD	118	PLN	407	05/07/18	4
HSBC	USD	2,524	PLN	8,724	05/07/18	87
HSBC	USD	848	SGD	1,125	05/04/18	11
HSBC	USD	423	TRY	1,833	11/13/18	26
HSBC	USD	164	ZAR	2,427	03/08/18	40
HSBC	ARS	18,711	USD	980	03/15/18	46
HSBC	BRL	98	USD	30	02/02/18	—
HSBC	BRL	39	USD	12	05/03/18	—
HSBC	COP	669,812	USD	219	02/28/18	(17)
HSBC	COP	11,209,985	USD	3,676	02/28/18	(270)
HSBC	COP	11,879,797	USD	4,133	06/01/18	(19)
HSBC	IDR	154,207	USD	11	04/30/18	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 389

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	IDR	1,261,068	USD	91	04/30/18	(3)
HSBC	IDR	1,261,431	USD	91	04/30/18	(3)
HSBC	IDR	1,268,057	USD	91	04/30/18	(4)
HSBC	IDR	1,268,965	USD	91	04/30/18	(4)
HSBC	ILS	3,920	USD	1,124	04/09/18	(26)
HSBC	MXN	7,881	USD	419	02/12/18	(3)
HSBC	MXN	9,435	USD	490	02/12/18	(16)
HSBC	PHP	23	USD	—	02/26/18	—
HSBC	TRY	7,214	USD	1,853	05/03/18	(17)
HSBC	ZAR	10,408	USD	719	03/08/18	(155)
HSBC	ZAR	15,366	USD	1,121	03/08/18	(169)
JPMorgan Chase	USD	784	ARS	14,349	03/15/18	(68)
JPMorgan Chase	USD	2,116	CZK	45,495	02/27/18	122
JPMorgan Chase	USD	1,135	HKD	8,832	02/27/18	(5)
JPMorgan Chase	USD	1,256	RON	4,973	03/08/18	72
JPMorgan Chase	USD	52	RUB	3,076	02/26/18	2
JPMorgan Chase	USD	70	RUB	4,144	02/26/18	3
JPMorgan Chase	USD	2,197	THB	72,902	02/28/18	132
JPMorgan Chase	CLP	58,753	USD	94	04/20/18	(3)
JPMorgan Chase	CZK	39,296	USD	1,823	02/27/18	(110)
JPMorgan Chase	HUF	65,376	USD	245	04/09/18	(17)
JPMorgan Chase	MXN	3,575	USD	190	02/12/18	(2)
JPMorgan Chase	ZAR	3,327	USD	240	03/08/18	(39)
JPMorgan Chase	ZAR	7,686	USD	557	03/08/18	(88)
Morgan Stanley	USD	322	EUR	262	02/23/18	4
Morgan Stanley	USD	936	EUR	761	02/23/18	10
Morgan Stanley	EUR	609	USD	736	02/23/18	(20)
Nomura	USD	12	BRL	39	02/02/18	—
Nomura	USD	169	ZAR	2,506	03/08/18	41
Nomura	BRL	39	USD	12	05/03/18	—
Royal Bank of Canada	USD	3,689	NZD	5,063	02/26/18	41
Royal Bank of Canada	CHF	5,090	USD	5,298	02/26/18	(180)
Royal Bank of Canada	NZD	7,211	USD	5,253	02/26/18	(59)
Standard Chartered	IDR	1,261,842	USD	91	04/30/18	(3)
Standard Chartered	IDR	1,261,842	USD	91	04/30/18	(3)
Standard Chartered	IDR	1,268,057	USD	91	04/30/18	(4)
Standard Chartered	IDR	1,269,600	USD	91	04/30/18	(4)
State Street	USD	3,706	AUD	4,655	02/26/18	45
State Street	USD	3,008	AUD	3,990	03/22/18	206
State Street	USD	2	BRL	7	02/01/18	—
State Street	USD	3	BRL	11	02/01/18	—
State Street	USD	4	BRL	13	02/01/18	—
State Street	USD	8	BRL	26	02/01/18	—
State Street	USD	10	BRL	31	02/01/18	—
State Street	USD	24	BRL	75	02/01/18	—
State Street	USD	4	BRL	14	02/02/18	—
State Street	USD	9	BRL	28	02/02/18	—
State Street	USD	11	BRL	34	02/02/18	—
State Street	USD	3,979	CNY	26,470	03/22/18	210
State Street	USD	5,970	CNY	37,940	03/22/18	34
State Street	USD	37	EUR	31	02/23/18	1
State Street	USD	6,044	EUR	5,090	03/22/18	295
State Street	USD	6,839	EUR	5,760	03/22/18	336
State Street	USD	572	HKD	4,458	03/22/18	(1)
State Street	USD	5,232	ILS	17,847	02/26/18	(8)
State Street	USD	1,974	JPY	221,193	03/22/18	57
State Street	USD	4,024	JPY	453,580	03/22/18	143
State Street	USD	144	SEK	1,210	03/22/18	10
State Street	USD	49	ZAR	678	03/22/18	8
State Street	AUD	1,433	USD	1,076	03/22/18	(78)
State Street	CAD	3,038	USD	2,366	03/22/18	(105)
State Street	CHF	43	USD	43	03/22/18	(3)
State Street	CNY	60,560	USD	9,069	03/22/18	(514)

See accompanying notes which are an integral part of this quarterly report.

390 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	DKK	22,661	USD	3,741	02/26/18	(46)
State Street	GBP	363	USD	487	03/22/18	(29)
State Street	ILS	7,595	USD	2,227	02/26/18	3
State Street	INR	7,620	USD	117	03/22/18	(2)
State Street	KRW	9,298,950	USD	8,518	03/22/18	(185)
State Street	MXN	11,135	USD	577	03/22/18	(17)
State Street	NOK	2,018	USD	244	03/22/18	(18)
State Street	RUB	395,640	USD	6,591	03/22/18	(404)
State Street	SGD	605	USD	449	03/22/18	(13)
State Street	TWD	90,790	USD	3,043	03/22/18	(83)
UBS	USD	845	ARS	16,272	03/15/18	(33)
UBS	USD	12	BRL	39	02/02/18	—
UBS	USD	141	MXN	2,798	02/12/18	9
UBS	USD	153	MXN	2,971	02/12/18	7
UBS	USD	2,522	PLN	8,724	05/07/18	89
UBS	USD	77	TRY	301	05/03/18	1
UBS	USD	235	ZAR	2,926	03/08/18	11
UBS	BRL	98	USD	30	02/02/18	—
UBS	BRL	39	USD	12	05/03/18	—
UBS	EUR	473	USD	573	04/04/18	(17)
UBS	HKD	8,831	USD	1,131	02/27/18	1
UBS	MXN	34,782	USD	1,795	02/12/18	(71)
UBS	ZAR	2,812	USD	225	03/08/18	(11)
Westpac	USD	2,236	JPY	247,478	02/26/18	33
Westpac	NOK	17,814	USD	2,265	02/26/18	(47)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,742)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	JPMorgan Chase	USD	21,651	1 Month LIBOR(1)	01/12/45	—	227	227
Short
Markit IOS Index	Goldman Sachs	USD	21,651	1 Month LIBOR(1)	01/12/45	—	(227)	(227)
Total Open Total Return Swap Contracts (å)						—	—	—

Interest Rate Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
Barclays	USD	11,619	Three Month LIBOR(2)	2.204	%(3)	01/16/20	—	26	26
Barclays	USD	7,173	Three Month LIBOR(2)	2.261	%(3)	01/26/20	—	9	9
Barclays	USD	7,173	Three Month LIBOR(2)	2.259	%(3)	01/26/20	—	9	9
Barclays	USD	1,533	Three Month LIBOR(2)	2.284	%(3)	01/29/20	—	1	1
Barclays	USD	10,323	2.302%(3)	Three Month LIBOR(2)		01/30/20	—	(5)	(5)
Barclays	USD	205,957	Three Month LIBOR(2)	2.100	%(3)	03/21/20	300	872	1,172
Barclays	USD	25,991	2.300%(3)	Three Month LIBOR(2)		03/21/23	(69)	(332)	(401)
Barclays	USD	18,850	2.312%(3)	Three Month LIBOR(2)		12/22/27	—	(712)	(712)
Barclays	USD	37,699	Three Month LIBOR(2)	2.404	%(3)	12/22/27	—	1,118	1,118

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 391

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
Barclays	USD	9,488	2.469	%(3)	Three Month LIBOR(2)		12/27/27	—	(228)	(228)
Barclays	USD	1,960	2.438	%(3)	Three Month LIBOR(2)		01/04/28	—	(53)	(53)
Barclays	USD	1,960	2.414	%(3)	Three Month LIBOR(2)		01/04/28	—	(57)	(57)
Barclays	USD	18,850	2.320	%(3)	Three Month LIBOR(2)		01/05/28	—	(703)	(703)
Barclays	USD	37,699	Three Month LIBOR(2)		2.424	%(3)	01/05/28	—	1,062	1,062
Barclays	USD	1,543	2.457	%(3)	Three Month LIBOR(2)		01/10/28	—	(39)	(39)
Barclays	USD	6,084	Three Month LIBOR(2)		2.503	%(3)	01/11/28	—	129	129
Barclays	USD	11,493	Three Month LIBOR(2)		2.573	%(3)	01/12/28	—	174	174
Barclays	USD	5,413	2.560	%(3)	Three Month LIBOR(2)		01/16/28	—	(88)	(88)
Barclays	USD	2,756	Three Month LIBOR(2)		2.581	%(3)	01/19/28	—	40	40
Barclays	USD	3,395	Three Month LIBOR(2)		2.575	%(3)	01/19/28	—	51	51
Barclays	USD	555	Three Month LIBOR(2)		2.607	%(3)	01/22/28	—	7	7
Barclays	USD	3,182	Three Month LIBOR(2)		2.616	%(3)	01/22/28	—	36	36
Barclays	USD	1,566	Three Month LIBOR(2)		2.656	%(3)	01/23/28	—	12	12
Barclays	USD	1,566	Three Month LIBOR(2)		2.651	%(3)	01/23/28	—	13	13
Barclays	USD	2,749	Three Month LIBOR(2)		2.676	%(3)	01/23/28	—	17	17
Barclays	USD	697	2.677	%(3)	Three Month LIBOR(2)		01/26/28	—	(4)	(4)
Barclays	USD	697	2.677	%(3)	Three Month LIBOR(2)		01/26/28	—	(4)	(4)
Barclays	USD	195	Three Month LIBOR(2)		2.690	%(3)	01/29/28	—	1	1
Barclays	USD	5,045	2.672	%(3)	Three Month LIBOR(2)		01/30/28	—	(33)	(33)
Barclays	USD	354	Three Month LIBOR(2)		2.420	%(3)	01/31/28	—	10	10
Barclays	USD	5,555	Three Month LIBOR(2)		2.739	%(3)	01/31/28	—	3	3
Barclays	USD	4,426	2.412	%(3)	Three Month LIBOR(2)		02/01/28	—	(131)	(131)
Barclays	USD	8,852	Three Month LIBOR(2)		2.526	%(3)	02/01/28	—	173	173
Barclays	USD	2,668	Three Month LIBOR(2)		2.726	%(3)	02/02/28	—	—	—
Barclays	USD	4,628	2.747	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	8,223	2.760	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	8,224	2.754	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	3,016	Three Month LIBOR(2)		2.573	%(3)	02/05/28	—	47	47
Barclays	USD	1,831	Three Month LIBOR(2)		2.473	%(3)	02/07/28	—	45	45
Barclays	USD	3,248	Three Month LIBOR(2)		2.478	%(3)	02/12/28	—	78	78
Barclays	USD	1,447	Three Month LIBOR(2)		2.530	%(3)	02/15/28	—	28	28
Barclays	USD	502	Three Month LIBOR(2)		2.747	%(3)	02/22/28	—	—	—
Barclays	USD	325	Three Month LIBOR(2)		2.683	%(3)	02/27/28	—	2	2
Barclays	USD	1,831	Three Month LIBOR(2)		2.592	%(3)	02/27/28	—	26	26
Barclays	USD	650	Three Month LIBOR(2)		2.693	%(3)	02/28/28	—	4	4
Barclays	USD	974	Three Month LIBOR(2)		2.445	%(3)	03/07/28	—	27	27
Barclays	USD	11,897	Three Month LIBOR(2)		2.450	%(3)	03/21/28	40	290	330
Barclays	USD	2,446	2.682	%(3)	Three Month LIBOR(2)		01/16/48	—	(70)	(70)
Barclays	USD	9,883	2.550	%(3)	Three Month LIBOR(2)		03/21/48	(149)	(421)	(570)
Citigroup	EUR	1,100	1.059	%(4)	Six Month EUROBOR(3)		02/01/28	—	(1)	(1)
JPMorgan Chase	HUF	583,899	Six Month BUBOR(3)		0.833	%(4)	11/22/22	—	21	21
Total Open Interest Rate Swap Contracts (å)								122	1,450	1,572

See accompanying notes which are an integral part of this quarterly report.

392 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
Glencore International
AG	Barclays	Purchase	1.062%	EUR	600	(5.000	%)(2)	12/20/22	(126)	(15)	(141)
Intesa Sanpaolo S. p. A.	Citigroup	Sell	0.508%	EUR	500	1.000	%(2)	06/20/22	6	7	13
Intesa Sanpaolo S. p. A.	Citigroup	Sell	0.508%	EUR	240	1.000	%(2)	06/20/22	2	4	6
Intesa Sanpaolo S. p. A.	Citigroup	Sell	0.554%	EUR	900	1.000	%(2)	12/20/22	15	9	24
UniCredit	Citigroup	Sell	0.495%	EUR	500	1.000	%(2)	06/20/22	4	10	14
UniCredit S. p. A.	Citigroup	Sell	0.495%	EUR	245	1.000	%(2)	06/20/22	2	5	7
UniCredit S. p. A.	Citigroup	Sell	0.526%	EUR	900	1.000	%(2)	12/20/22	13	13	26
Viacom	Citigroup	Sell	0.900%	USD	1,115	1.000	%(2)	12/20/22	(36)	41	5
Total Open Corporate Issues Contracts									(120)	74	(46)

Credit Indices
					Fund
					(Pays)/			Premiums
		Purchase/Sell	Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Amount		Fixed Rate		Date	$	(Depreciation) $	$
CDX NA High Yield
Index	Bank of America	Purchase	USD	776	(1.000	%)(2)	12/20/22	4	1	5
CDX NA High Yield
Index	Bank of America	Sell	USD	63,000	1.000	%(2)	12/20/22	1,240	277	1,517
CDX NA High Yield
Index	Bank of America	Purchase	USD	93,500	(5.000	%)(2)	12/20/22	(7,477)	(346)	(7,823)
CMBX NA Index	Bank of America	Sell	USD	21	3.000	%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Credit Suisse	Sell	USD	122	3.000	%(2)	05/11/63	(19)	1	(18)
CMBX NA Index	Credit Suisse	Sell	USD	51	3.000	%(2)	05/11/63	(8)	—	(8)
CMBX NA Index	Credit Suisse	Sell	USD	416	3.000	%(2)	05/11/63	(70)	8	(62)
CMBX NA Index	Credit Suisse	Sell	USD	1,809	3.000	%(2)	05/11/63	(310)	42	(268)
CMBX NA Index	Credit Suisse	Sell	USD	3,130	3.000	%(2)	05/11/63	(504)	40	(464)
CMBX NA Index	Deutsche Bank	Sell	USD	3,131	3.000	%(2)	05/11/63	(525)	61	(464)
CMBX NA Index	Goldman Sachs	Sell	USD	1,318	3.000	%(2)	05/11/63	(219)	23	(196)
CMBX NA Index	Goldman Sachs	Sell	USD	82	3.000	%(2)	05/11/63	(13)	1	(12)
CMBX NA Index	Goldman Sachs	Sell	USD	3,200	3.000	%(2)	05/11/63	(516)	41	(475)
CMBX NA Index	JPMorgan Chase	Sell	USD	756	3.000	%(2)	05/11/63	(128)	16	(112)
CMBX NA Index	JPMorgan Chase	Sell	USD	387	3.000	%(2)	05/11/63	(61)	4	(57)
CMBX NA Index	JPMorgan Chase	Sell	USD	3,837	3.000	%(2)	05/11/63	(567)	—	(567)
CMBX NA Index	JPMorgan Chase	Sell	USD	226	3.000	%(2)	05/11/63	(36)	2	(34)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 393

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(129)	17	(112)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(61)	4	(57)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,123	3.000	%(2)	05/11/63	(502)	37	(465)
CMBX NA Index	JPMorgan Chase	Sell		USD	112	3.000	%(2)	05/11/63	(16)	(1)	(17)
CMBX NA Index	JPMorgan Chase	Sell		USD	773	3.000	%(2)	05/11/63	(122)	7	(115)
CMBX NA Index	JPMorgan Chase	Sell		USD	7,674	3.000	%(2)	05/11/63	(1,121)	—	(1,121)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,200	3.000	%(2)	05/11/63	(514)	38	(476)
iTraxx Europe
Crossover Index	JPMorgan Chase	Purchase		EUR	730 (5.000%)(2)			12/20/22	(106)	1	(105)
Total Open Credit Indices Contracts (å)									(11,783)	274	(11,509)

Sovereign Issues
					Fund
			Implied		(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional	Receives		Termination	Paid/(Received)	Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount	Fixed Rate		Date	$	$	$

Mexico International Government Bond	Merrill Lynch	Purchase		USD 1,955	(1.000	%)(2)	12/20/22	10	(13)	(3)
Total Open Sovereign Issues Contracts								10	(13)	(3)
Total Open Credit Default Swap Contracts (å)								(11,893)	335	(11,558)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$4,460	$—	$—	$4,460
Corporate Bonds and Notes	—	223,787	—	—	223,787
Financial Services	—	1,400	—	—	1,400
International Debt	—	108,929	—	—	108,929
Loan Agreements	—	195,810	—	—	195,810
Mortgage-Backed Securities	—	113,911	3,279	—	117,190
Non-US Bonds	—	74,331	—	—	74,331
United States Government Treasuries	—	2,223	—	—	2,223
Common Stocks
Consumer Discretionary	16,085	15,283	—	—	31,368
Consumer Staples	18,557	10,031	—	—	28,588
Energy	10,907	8,093	—	—	19,000
Financial Services	69,560	35,933	39	—	105,532
Health Care	26,319	14,979	119	—	41,417

See accompanying notes which are an integral part of this quarterly report.

394 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Materials and Processing	16,144	6,740	—	—	22,884
Producer Durables	19,448	24,671	—	—	44,119
Technology	37,010	10,175	103	—	47,288
Utilities	24,519	13,884	—	—	38,403
Preferred Stocks	25,823	4,210	—	—	30,033
Options Purchased	7,429	923	—	—	8,352
Warrants & Rights	—	—	100	—	100
Short-Term Investments	544	35,289	—	141,426	177,259
Other Securities	—	—	—	23,514	23,514
Total Investments	272,345	905,062	3,640	164,940	1,345,987

Other Financial Instruments
Assets
Futures Contracts	11,459	—	—	—	11,459
Foreign Currency Exchange Contracts	1	4,085	—	—	4,086
Total Return Swap Contracts	—	227	—	—	227
Interest Rate Swap Contracts	—	4,671	—	—	4,671
Credit Default Swap Contracts	—	1,617	—	—	1,617
Liabilities
Futures Contracts	(17,771)	—	—	—	(17,771)
Options Written	—	(1,789)	—	—	(1,789)
Foreign Currency Exchange Contracts	(1)	(5,827)	—	—	(5,828)
Total Return Swap Contracts	—	(227)	—	—	(227)
Interest Rate Swap Contracts	—	(3,099)	—	—	(3,099)
Credit Default Swap Contracts	—	(13,175)	—	—	(13,175)
Total Other Financial Instruments*	$(6,312)	$(13,517)	$—	$—	$(19,829)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	550
Australia	12,670
Austria	2,163
Belgium	211
Bermuda	8,031
Brazil	6,169
Canada	46,542

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 395

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Cayman Islands	7,669
Chile	2,295
China	3,458
Colombia	8,145
Czech Republic	1,908
Denmark	4,346
Finland	489
France	24,846
Germany	10,175
Ghana	27
Greece	722
Guernsey	358
Hong Kong	11,180
Hungary	2,894
Iceland	3,270
India	3,954
Indonesia	5,096
Ireland	5,819
Israel	275
Italy	7,163
Japan	34,722
Jersey	2,299
Lebanon	39
Luxembourg	15,326
Malaysia	2,072
Marshall Islands	1,234
Mauritius	989
Mexico	10,106
Monaco	612
Netherlands	7,303
New Zealand	281
Norway	5,110
Panama	547
Peru	1,221
Philippines	177
Portugal	676
Puerto Rico	762
Romania	386
Russia	11,300
Singapore	7,034
South Africa	6,905
South Korea	5,893
Spain	9,602
Sweden	7,447
Switzerland	13,288
Thailand	2,324
Turkey	2,578
Ukraine	1,266
United Kingdom	41,477
United States	967,331
Virgin Islands, British	5,255
Total Investments	1,345,987

See accompanying notes which are an integral part of this quarterly report.

396 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 26.5%			BlackRock Capital Investment Corp.
Asset-Backed Securities - 0.1%			5.000% due 06/15/22	285		291
DB Master Finance LLC			Boardwalk Pipelines LP
Series 2017-1A Class A2II			5.950% due 06/01/26	285		314
4.030% due 11/20/47 (Þ)	835	846	Brixmor Operating Partnership, LP
DPABS Trust			3.875% due 08/15/22	265		268
Series 2017-1A Class A2I			3.650% due 06/15/24	220		216
2.486% due 07/25/47 (Ê)(Þ)	642	644	Calpine Corp.
Golub Capital Partners CLO, Ltd.			5.375% due 01/15/23	200		198
Series 2017-19RA Class D			Cardtronics, Inc.
7.871% due 07/26/29 (Ê)(Þ)	250	252	1.000% due 12/01/20	232		216
Jimmy John's Funding LLC			CBS Radio, Inc.
Series 2017-1A Class A2I			7.250% due 11/01/24 (Þ)	250		263
3.610% due 07/30/47 (Þ)	119	120	CCO Holdings LLC / CCO Holdings
Santander Drive Auto Receivables Trust			Capital Corp.
Series 2017-3 Class C			5.000% due 02/01/28 (Þ)	165		160
2.760% due 12/15/22	335	334	Charter Communications Operating LLC
Venture XXIX CLO, Ltd.			/ Charter Communications Operating
Series 2017-29A Class E			Capital
7.567% due 09/07/30 (Ê)(Þ)	242	246	4.908% due 07/23/25	952		995
		2,442	CIT Group, Inc.
Corporate Bonds and Notes - 2.9%			5.000% due 08/01/23	825		862
Aceto Corp.			Series A
2.000% due 11/01/20	65	59	5.800% due 12/31/99 (Ê)(ƒ)	21		21
Acorda Therapeutics, Inc.			Citigroup, Inc.
1.750% due 06/15/21	465	436	3.200% due 10/21/26	255		249
ADT Corp. (The)			Colony NorthStar, Inc.
4.875% due 07/15/32 (Þ)	500	474	3.875% due 01/15/21	169		164
Aircastle, Ltd.			Cowen, Inc.
4.125% due 05/01/24	785	792	3.000% due 03/15/19	410		411
Akamai Technologies, Inc.			CRC Escrow Issuer LLC / CRC Finco,
1.326% due 02/15/19	350	352	Inc.
			5.250% due 10/15/25 (Þ)	183		182
Alexandria Real Estate Equities, Inc.			Crown Americas LLC / Crown Americas
3.450% due 04/30/25	310	304	Capital Corp. IV
3.950% due 01/15/28	230	230	4.750% due 02/01/26 (Þ)	170		171
Ally Financial, Inc.			CSC Holdings LLC
4.125% due 03/30/20	330	334	5.500% due 04/15/27 (Þ)	543		550
7.500% due 09/15/20	110	121	5.375% due 02/01/28 (Þ)	125		125
4.625% due 03/30/25	640	658	Dell International LLC / EMC Corp.
Altice US Finance I Corp.			7.125% due 06/15/24 (Þ)	125		137
5.500% due 05/15/26 (Þ)	400	409	6.020% due 06/15/26 (Þ)	700		766
American Airlines Pass-Through Trust			Dell, Inc.
Series 2016-2 Class A			5.875% due 06/15/19	100		103
3.650% due 06/15/28	152	152	5.875% due 06/15/21 (Þ)	125		129
Series 2017-1B Class B			Depomed, Inc.
4.950% due 02/15/25	315	327	2.500% due 09/01/21	360		299
Antero Resources Corp.			DISH Network Corp.
Series WI			3.375% due 08/15/26	175		186
5.625% due 06/01/23	500	518	Domtar Corp.
Apollo Commercial Real Estate Finance,			6.250% due 09/01/42	180		195
Inc.			Dresdner Funding Trust I
4.750% due 08/23/22	410	414	Series REGS
Arbor Realty Trust, Inc.			8.151% due 06/30/31	370		497
5.375% due 11/15/20	330	330	Echo Global Logistics, Inc.
Arconic, Inc.			2.500% due 05/01/20	320		335
5.720% due 02/23/19	298	307	Enbridge Energy Partners, LP
ASP AMC Merger Sub, Inc.			7.375% due 10/15/45	260		356
8.000% due 05/15/25 (Þ)	180	172	Expedia, Inc.
AssuredPartners, Inc.			Series WI
7.000% due 08/15/25 (Þ)	36	37	3.800% due 02/15/28	420		400
Bank of America Corp.
3.248% due 10/21/27	240	234	EZCORP, Inc.	415		425
Beacon Escrow Corp.			2.125% due 06/15/19
4.875% due 11/01/25 (Þ)	70	70	FireEye, Inc.	415		391
Berry Global, Inc.			1.000% due 06/01/35
4.500% due 02/15/26 (Þ)	63	63	Fluidigm Corp.

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 397

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
2.750% due 02/01/34		210		177	5.250% due 08/01/25 (Þ)	45		46
Forestar Group, Inc.					Marathon Oil Corp.
3.750% due 03/01/20		320		323	3.850% due 06/01/25	540		546
Freeport-McMoRan, Inc.					Match Group, Inc.
4.550% due 11/14/24		63		64	5.000% due 12/15/27 (Þ)	126		126
GAIN Capital Holdings, Inc.					Medicines Co. (The)
5.000% due 08/15/22 (Þ)		70		82	2.750% due 07/15/23	200		194
Goldman Sachs BDC, Inc.					MPLX LP
4.500% due 04/01/22 (Þ)		265		273	4.875% due 06/01/25	310		330
Goodyear Tire & Rubber Co.					Series WI
5.000% due 05/31/26		450		455	4.500% due 07/15/23	600		629
4.875% due 03/15/27		210		210	4.875% due 12/01/24	220		235
Granite Point					MPT Operating Partnership LP / MPT
5.625% due 12/01/22 (Þ)		270		266	Finance Corp.
Gray Television, Inc.					5.000% due 10/15/27	100		99
5.125% due 10/15/24 (Þ)		295		296	Multi-Color Corp.
Green Plains, Inc.					4.875% due 11/01/25 (Þ)	39		39
4.125% due 09/01/22		320		311	Nabors Industries, Inc.
Griffon Corp.					0.750% due 01/15/24 (Þ)	230		185
5.250% due 03/01/22 (Þ)		16		16	Navistar International Corp.
Hanesbrands, Inc.					4.750% due 04/15/19	115		125
4.625% due 05/15/24 (Þ)		605		613	Netflix, Inc.
HCA, Inc.					4.875% due 04/15/28 (Þ)	91		90
6.500% due 02/15/20		500		533	New Mountain Finance Corp.
4.750% due 05/01/23		700		727	5.000% due 06/15/19	319		328
5.000% due 03/15/24		240		250	New York Mortgage Trust, Inc.
5.375% due 02/01/25		160		164	6.250% due 01/15/22	440		436
7.500% due 11/15/95		45		47	Nexstar Broadcasting, Inc.
HCI Group, Inc.					5.625% due 08/01/24 (Þ)	125		129
4.250% due 03/01/37 (Þ)		615		558	NFP Corp.
Helix Energy Solutions Group, Inc.					6.875% due 07/15/25 (Þ)	31		32
4.250% due 05/01/22		555		550	Novavax, Inc.
3.250% due 03/15/32		45		45	3.750% due 02/01/23 (Þ)	435		289
Hercules Capital, Inc.					NRG Yield, Inc.
4.375% due 02/01/22 (Þ)		452		461	3.500% due 02/01/19 (Þ)	260		264
Hess Corp.					3.250% due 06/01/20 (Þ)	300		297
3.500% due 07/15/24		130		129	Pattern Energy Group, Inc.
4.300% due 04/01/27		500		503	4.000% due 07/15/20 (Þ)	435		435
5.800% due 04/01/47		250		283	PDL BioPharma, Inc.
Huron Consulting Group, Inc.					2.750% due 12/01/21	185		179
1.250% due 10/01/19		728		680	PennyMac Corp.
Icahn Enterprises, LP / Icahn					5.375% due 05/01/20	658		645
Enterprises Finance Corp.					Plains All American Pipeline, LP / PAA
Series WI					Finance Corp.
6.250% due 02/01/22		125		129	2.850% due 01/31/23	240		231
6.750% due 02/01/24		125		130	3.850% due 10/15/23	100		100
Impax Laboratories, Inc.					4.500% due 12/15/26	340		349
2.000% due 06/15/22		375		365	Post Holdings, Inc.
Intercept Pharmaceuticals, Inc.					5.750% due 03/01/27 (Þ)	63		63
3.250% due 07/01/23		326		259	5.625% due 01/15/28 (Þ)	123		123
Iron Mountain, Inc.					PRA Group, Inc.
5.250% due 03/15/28 (Þ)		223		217	3.000% due 08/01/20	702		676
Kilroy Realty LP					Priceline Group, Inc. (The)
3.450% due 12/15/24		320		315	3.650% due 03/15/25	410		412
Kinder Morgan Energy Partners, LP					Prospect Capital Corp.
5.625% due 09/01/41		250		269	4.750% due 04/15/20	213		215
4.700% due 11/01/42		440		434	PTC Therapeutics, Inc.
L Brands, Inc.					3.000% due 08/15/22	380		330
Series WI					Rackspace Hosting, Inc.
6.875% due 11/01/35		175		179	8.625% due 11/15/24 (Þ)	63		67
Lennar Corp.					Radiate HoldCo LLC / Radiate Finance,
4.500% due 11/15/19		350		358	Inc.
Limited Brands, Inc.					6.875% due 02/15/23 (Þ)	63		63
8.500% due 06/15/19		45		49	Radio One, Inc.
5.625% due 02/15/22		100		105	7.375% due 04/15/22 (Þ)	375		384
Lithia Motors, Inc.					Range Resources Corp.

See accompanying notes which are an integral part of this quarterly report.

398 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series WI					2.700% due 01/15/23	245	220
5.000% due 08/15/22		642		647	VEREIT Operating Partnership, LP
4.875% due 05/15/25		634		616	3.950% due 08/15/27	300	291
Resource Capital Corp.					Vitamin Shoppe, Inc.
4.500% due 08/15/22		165		159	2.250% due 12/01/20	55	37
Restoration Hardware Holdings, Inc.					Weatherford International, Ltd.
6.486% due 06/15/19 (Þ)		305		312	5.875% due 07/01/21	250	260
Rite Aid Corp.					Western Asset Mortgage Capital Corp.
6.125% due 04/01/23 (Þ)		253		236	6.750% due 10/01/22	380	372
Riverbed Technology, Inc.					Whiting Petroleum Corp.
8.875% due 03/01/23 (Þ)		136		130	1.250% due 04/01/20 (Þ)	652	606
RWT Holdings, Inc.					Wynn Las Vegas LLC / Wynn Las Vegas
5.625% due 11/15/19		535		540	Capital Corp.
Sabine Pass Liquefaction LLC					5.250% due 05/15/27 (Þ)	63	62
Series WI					Yum! Brands, Inc.
5.875% due 06/30/26		535		598	4.750% due 06/01/27 (Þ)	39	39
SBA Tower Trust							49,013
3.168% due 04/11/22 (Þ)		300		297	Financial Services - 0.0%
Scientific Games International, Inc.					Encore Capital Group, Inc.
5.500% due 02/15/26		115		143	2.875% due 03/15/21	324	313
Series WI					Two Harbors Investment Corp.
6.625% due 05/15/21		100		104	6.250% due 01/15/22	385	391
SEACOR Holdings, Inc.							704
3.000% due 11/15/28		685		652	International Debt - 2.3%
Sempra Energy					Actavis Funding SCS
3.800% due 02/01/38		365		359	4.550% due 03/15/35	590	617
SolarCity Corp.					Adani Ports & Special Economic Zone,
1.625% due 11/01/19		435		408	Ltd.
Spirit Realty Capital, Inc.					Series REGS
2.875% due 05/15/19		312		311	3.500% due 07/29/20	450	452
Sprint Communications, Inc.					AerCap Ireland Capital DAC / AerCap
6.000% due 11/15/22		63		63	Global Aviation Trust
SunPower Corp.					3.950% due 02/01/22	600	612
4.000% due 01/15/23 (Þ)		461		381	3.650% due 07/21/27	350	337
TCP Capital Corp.					AI Mistral Luxembourg Subco S. a. r. l.
5.250% due 12/15/19		210		217	Term Loan B
Tenet Healthcare Corp.					4.573% due 03/09/24 (Ê)	397	396
4.750% due 06/01/20		300		308	AIMCO
4.625% due 07/15/24 (Þ)		661		649	Series 2018-AA Class ER
TerraForm Power Operating LLC					6.922% due 01/15/28 (Ê)(Þ)	1,000	1,001
4.250% due 01/31/23 (Þ)		64		63	Alibaba Group
5.000% due 01/31/28 (Þ)		64		63	4.000% due 12/06/37	200	200
Teva Pharmaceutical Finance Co. LLC					Allergan Funding SCS
Series C					4.750% due 03/15/45	200	211
0.250% due 02/01/26		540		484	Alpha 3 B. V. Term Loan B1
The KeyW Holding Corp.					4.693% due 01/31/24 (Ê)	498	501
2.500% due 07/15/19		185		175	Aristocrat International Pty, Ltd. 1st Lien
Titan Machinery, Inc.					Term Loan B
3.750% due 05/01/19		406		402	3.744% due 10/19/24 (Ê)	175	176
T-Mobile USA, Inc.					Arterra Wines Canada, Inc. Term Loan
4.750% due 02/01/28		650		652	B1
Toll Brothers Finance Corp.					4.375% due 12/15/23 (Ê)	494	497
4.875% due 03/15/27		300		312	Auto Ahorro Automotriz SA de CV
Series 10YR					3.325% due 03/24/25	125	164
4.350% due 02/15/28		440		436	Banco Santander SA
TPG Specialty Lending, Inc.					3.800% due 02/23/28	400	397
4.500% due 12/15/19		379		389	Bank of Ireland Group PLC
TransDigm, Inc.					4.125% due 09/19/27 (Ê)	245	244
Series WI					Barclays Bank PLC
6.375% due 06/15/26		63		65	6.278% due 12/29/49 (Ê)(ƒ)	300	351
Twitter, Inc.					BBVA Bancomer SA
0.250% due 09/15/19		670		642	Series REGS
Valeant Pharmaceuticals International,					6.500% due 03/10/21	220	237
Inc.					Becton Dickinson and Co.
9.000% due 12/15/25 (Þ)		126		129	1.900% due 12/15/26	270	337
Veeco Instruments, Inc.					BNP Paribas SA

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 399

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.800% due 01/10/24 (Þ)	455	463	Horizon Pharma Investment, Ltd.
Boral Finance Pty, Ltd.			2.500% due 03/15/22 (Þ)	438	406
3.000% due 11/01/22 (Þ)	240	236	Huaneng Hong Kong Capital, Ltd.
BPCE SA			3.600% due 12/31/99 (Ê)(ƒ)	260	250
2.666% due 05/22/22 (Ê)(Þ)	320	326	Huntsman International LLC
Braskem Netherlands Finance BV			Series WI
3.500% due 01/10/23 (Þ)	200	198	4.250% due 04/01/25	230	328
BW Group, Ltd.			Intesa Sanpaolo SpA
Series BWLP			3.125% due 07/14/22 (Þ)	200	197
1.750% due 09/10/19	200	190	5.017% due 06/26/24 (Þ)	510	520
Canadian Solar, Inc.			4.375% due 01/12/48 (Þ)	250	250
4.250% due 02/15/19	405	397	Jaguar Land Rover Automotive PLC
Celulosa Arauco y Constitucion SA			3.500% due 03/15/20 (Þ)	200	200
5.500% due 11/02/47 (Þ)	330	347	Level 3 Financing, Inc. Term Loan B
Cemex SAB de CV			3.696% due 02/22/24 (Ê)	1,500	1,506
2.750% due 12/05/24	200	253	Levi Strauss & Co.
CEMEX SAB de CV			3.375% due 03/15/27	500	647
7.750% due 04/16/26 (Þ)	500	566	Link Finance Cayman 2009, Ltd. (The)
CRCC Yupeng, Ltd.			3.600% due 09/03/24	320	323
3.950% due 02/28/49 (Ê)(ƒ)	390	392	Lions Gate Entertainment Corp. Term
Credit Agricole SA			Loan B
7.875% due 01/29/49 (Ê)(ƒ)(Þ)	200	227	3.817% due 12/08/23 (Ê)	313	316
CSCEC Finance (Cayman) II Co.			Mexichem SAB de CV
2.700% due 06/14/21	285	280	4.000% due 10/04/27 (Þ)	230	226
Delta 2 Lux Sarl Covenant-Lite Term			Millicom International Cellular SA
Loan B3			Series REGS
4.569% due 07/30/21 (Ê)	879	882	5.125% due 01/15/28	200	202
Deutsche Postbank Funding Trust I			MMK Finance, Ltd.
Series I			3.849% due 04/08/22	200	200
0.876% due 12/29/49 (Ê)(ƒ)	148	169	Morgan Stanley
Deutsche Postbank Funding Trust III			Series GMTN
0.914% due 06/29/49 (Ê)(ƒ)	253	289	2.625% due 03/09/27	605	865
DHT Holdings, Inc.			MPT Operating Partnership, LP / MPT
4.500% due 10/01/19 (Þ)	272	262	Finance Corp.
Diamond (BC) BV 1st Lien Term Loan			4.000% due 08/19/22	270	371
4.654% due 09/06/24 (Ê)	530	527	MTN (Mauritius) Investment, Ltd.
DNB Bank ASA			Series REGS
6.500% due 12/29/49 (Ê)(ƒ)	200	214	6.500% due 10/13/26	290	315
Dorel Industries, Inc.			National Westminster Bank PLC
5.500% due 11/30/19 (Þ)	285	289	1.750% due 11/29/49 (~)(Ê)	20	18
Eastern Creation II Investment Holdings,			Series C
Ltd.			1.750% due 11/29/49 (~)(Ê)(ƒ)	140	128
2.750% due 09/26/20	200	198	Nordea Bank AB
Enbridge, Inc.			1.875% due 11/29/49 (Ê)(ƒ)	340	321
5.500% due 07/15/77 (Ê)	319	319	Numericable Group SA Term Loan B12
Series 16-A			4.720% due 01/05/26 (Ê)	998	959
6.000% due 01/15/77 (Ê)	335	353	NXP BV / NXP Funding LLC
Ensco Jersey Finance, Ltd.			4.625% due 06/15/22 (Þ)	620	646
3.000% due 01/31/24	510	461	3.875% due 09/01/22 (Þ)	200	202
Fly Leasing, Ltd.			Open Text Corp.
5.250% due 10/15/24	296	297	5.875% due 06/01/26 (Þ)	250	263
FMG Resources, Ltd.			Park Aerospace Holdings, Ltd.
9.750% due 03/01/22 (Þ)	1,147	1,264	4.500% due 03/15/23 (Þ)	125	119
Gazprom OAO Via Gaz Capital SA			Petrobras Global Finance BV
Series REGS			6.125% due 01/17/22	60	64
4.950% due 02/06/28	200	209	Prudential PLC
GFL Environmental, Inc.			7.750% due 01/29/49 (ƒ)	230	235
5.625% due 05/01/22 (Þ)	39	40	PVH Corp.
Goldman Sachs Group, Inc. (The)			3.125% due 12/15/27 (Þ)	110	138
5.500% due 10/12/21	225	361	Quintiles IMS, Inc.
Governor and Company of the Bank of			Series REGS
Ireland			3.250% due 03/15/25	560	709
7.375% due 12/29/49 (Ê)	200	278	Rosneft Oil Co. via Rosneft International
GTL Trade Finance, Inc.			Finance, Ltd.
Series REGS			Series REGS
5.893% due 04/29/24	150	162	4.199% due 03/06/22	250	250

See accompanying notes which are an integral part of this quarterly report.

400 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Royal Bank of Scotland Group PLC					Valeant Pharmaceuticals International,
7.648% due 09/30/49 (Ê)(ƒ)		30		39	Inc.
Series B					6.500% due 03/15/22 (Þ)	125	131
1.750% due 08/29/49 (~)(Ê)(ƒ)		130		117	7.000% due 03/15/24 (Þ)	125	133
Sandvine Corp. 1st Lien Term Loan B					5.500% due 11/01/25 (Þ)	63	64
7.319% due 09/21/22 (Ê)		568		565	VimpelCom Holdings BV
Sappi Papier Holding GMBH					Series REGS
Series REGS					5.950% due 02/13/23	200	213
7.500% due 06/15/32		90		94	Want Want China Finance, Ltd.
Scorpio Tankers, Inc.					2.875% due 04/27/22	340	334
2.375% due 07/01/19 (Þ)		335		306	Woodside Finance, Ltd.
Severstal PJSC					3.650% due 03/05/25 (Þ)	245	244
5.900% due 10/17/22		210		228	3.700% due 03/15/28 (Þ)	311	304
SFR Group SA					Yonkers Racing Corp. Term Loan B
6.250% due 05/15/24 (Þ)		400		382	4.820% due 05/24/24 (Ê)	245	247
Ship Finance International, Ltd.							38,929
5.750% due 10/15/21		545		578	Loan Agreements - 6.6%
Silver Standard Resources, Inc.					ABG Intermediate Holdings 2 LLC 1st
2.875% due 02/01/33 (Þ)		623		618	Lien Term Loan B
Societe Generale SA					5.193% due 09/29/24 (Ê)	748	757
7.375% due 12/29/49 (Ê)(ƒ)(Þ)		225		243	ABG Intermediate Holdings 2 LLC 2nd
SoftBank Group Corp.					Lien Term Loan
Series REGS					9.443% due 09/29/25 (Ê)	625	632
4.500% due 04/15/20		400		407	ABILITY Network, Inc. 2nd Lien Term
Solvay Acetow GMBH Term Loan					Loan
7.193% due 04/19/24 (Ê)		249		249	9.309% due 12/11/25 (Ê)	250	251
SS&C Technologies, Inc. 1st Lien Term					AgroFresh, Inc. Term Loan
Loan B2					6.443% due 07/31/21 (Ê)	298	297
3.823% due 07/08/22 (Ê)		6		6	Air Medical Group Holdings, Inc. 1st
Standard Chartered PLC					Lien Term Loan
7.750% due 12/29/49 (Ê)(Þ)		235		259	0.000% due 09/26/24 (~)(Ê)(v)	750	759
Steele Creek CLO, Ltd.					Alliant Holdings Intermediate LLC Term
Series 2017-1A Class E					Loan B
7.834% due 01/15/30 (Ê)(Þ)		500		503	4.817% due 08/14/22 (Ê)	479	482
Stora Enso OYJ					Almonde, Inc. 1st Lien Term Loan B
7.250% due 04/15/36 (Þ)		100		124	4.979% due 06/16/24 (Ê)	374	376
Sunny Optical Technology (Group) Co. ,					Almonde, Inc. Term Loan
Ltd.					8.729% due 04/28/25 (Ê)	500	503
3.750% due 01/23/23		200		200	Alphabet Holding Company, Inc. 1st
Suzano Austria GMBH					Lien Term Loan
Series REGS					5.073% due 08/15/24 (Ê)	457	452
5.750% due 07/14/26		200		218	Altice Financing SA 1st Lien Term Loan
Sydney Airport Finance Co. Pty, Ltd.					4.470% due 01/05/26 (Ê)	998	983
					Alvogen Pharmaceutical US, 1st Lien
Series REGS
3.900% due 03/22/23		315		322	Inc. Term Loan
					6.570% due 04/02/22 (Ê)	465	464
Telecom Italia SpA					American Airlines, Inc. Term Loan B
5.303% due 05/30/24 (Þ)		225		238	3.567% due 06/27/20 (Ê)	375	376
Tencent Holdings, Ltd.					3.567% due 04/28/23 (Ê)	1,125	1,129
2.344% due 01/19/23 (Ê)(Þ)		245		246	Ancestry. com Operations, Inc. 1st Lien
3.925% due 01/19/38 (Þ)		200		198	Term Loan B
Travelport Finance (Luxembourg) SARL					4.830% due 10/19/23 (Ê)	174	175
Term Loan D					AP Exhaust Acquisition LLC 1st Lien
4.166% due 09/02/21 (Ê)		481		482	Term Loan
Trinity Acquisition PLC					6.410% due 05/10/24 (Ê)	498	489
4.400% due 03/15/26		342		354	AP Gaming I, LLC Term Loan B
Turk Telekomunikasyon AS					7.073% due 02/06/24 (Ê)	155	156
Series REGS					Aramark Services, Inc. 1st Lien Term
4.875% due 06/19/24		430		435	Loan B1
UBS Group AG					3.574% due 03/07/25 (Ê)	1,325	1,336
7.125% due 12/29/49 (Ê)(ƒ)		200		211	Ascena Retail Group, Inc. Term Loan B
UniCredit SpA					6.125% due 08/21/22 (Ê)	250	223
Series 144a					Ascend Learning LLC Term Loan B
4.625% due 04/12/27 (Þ)		430		449	4.573% due 07/12/24 (Ê)	499	501
Vale Overseas, Ltd.					ASP AMC Merger Sub, Inc.
6.250% due 08/10/26		720		835	5.193% due 04/13/24 (Ê)	750	754

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 401

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AssuredPartners, Inc. 1st Lien Term			CH Hold Corp. 1st Lien Term Loan B
Loan B			4.573% due 02/01/24 (Ê)	991	999
5.074% due 10/22/24 (Ê)	748	755	Change Healthcare Holdings LLC 1st
Asurion LLC Term Loan B			Lien Term Loan B
4.573% due 11/03/23 (Ê)	1,107	1,115	4.323% due 03/01/24 (Ê)	994	1,000
Asurion LLC Term Loan B4			Charter Communications Operating
4.323% due 08/04/22 (Ê)	493	496	Group, Inc. Term Loan B
Atlantic Broadband Finance LLC 1st			3.580% due 04/13/25 (Ê)	1,000	1,005
Lien Term Loan			Chemours Co. (The) Term Loan B
3.948% due 08/11/24 (Ê)	650	651	4.080% due 05/12/22 (Ê)	748	753
Avaya, Inc. Term Loan B			Commercial Barge Line Co. 1st Lien
6.309% due 11/08/24 (Ê)	2,256	2,266	Term Loan
Avolon LLC Term Loan B			10.323% due 11/12/20 (Ê)	429	254
3.811% due 03/20/22 (Ê)	423	422	Constellis Holdings LLC 1st Lien Term
Axalta Coating Systems U. S. Holdings,			Loan
Inc. Term Loan B			6.693% due 04/18/24 (Ê)	498	504
3.693% due 06/01/24 (Ê)	490	493	Constellis Holdings LLC 2nd Lien Term
Bass Pro Group LLC 1st Lien Term			Loan
Loan B			10.693% due 04/21/25 (Ê)	125	127
6.567% due 12/16/23 (Ê)	374	376	ConvergeOne Holdings Corp. Term
BBB Industries LLC 1st Lien Term Loan			Loan B
6.073% due 11/03/21 (Ê)	475	480	6.450% due 06/14/24 (Ê)	373	374
Belron SA Term Loan B			Coral US Co. Borrower LLC Term Loan B
3.892% due 10/26/24 (Ê)	188	190	5.073% due 01/31/25 (Ê)	2,000	2,009
Berry Plastics Group, Inc Term Loan M			Cortes NP Acquisition Corp. Term Loan
3.804% due 2022(Ê)	1,026	1,034	B
3.823% due 2022(Ê)	1,592	1,603	5.568% due 11/30/23 (Ê)	874	883
BJ's Wholesale Club, Inc. 2nd Lien Term			CPI Acquisition, Inc. Term Loan B
Loan			6.358% due 08/17/22 (Ê)	469	351
8.953% due 01/27/25 (Ê)	250	251	Crosby US Acquisition Corp. 1st Lien
Blount International, Inc. 1st Lien Term			Term Loan
Loan B			4.446% due 11/22/20 (Ê)	496	487
5.818% due 04/12/23 (Ê)	250	254	Crown Holdings, Inc. Term Loan B
Brand Energy & Infrastructure Services			0.000% due 01/03/25 (~)(Ê)(v)	175	177
1st Lien Term Loan			CSC Holdings, LLC 1st Lien Term Loan
5.885% due 06/21/24 (Ê)	4	4	3.809% due 07/17/25 (Ê)	1,806	1,807
5.994% due 06/21/24 (Ê)	351	355	Cvent, Inc. 1st Lien Term Loan B
6.010% due 06/21/24 (Ê)	68	69	5.323% due 11/29/23 (Ê)	498	501
Brickman Group, Ltd. LLC (The) 1st			CWGS Group LLC Term Loan
Lien Term Loan B			4.557% due 11/08/23 (Ê)	372	375
4.556% due 12/18/20 (Ê)	663	667	4.573% due 11/08/23 (Ê)	2	2
4.573% due 12/18/20 (Ê)	813	817	Dell International LLC 1st Lien Term
BWAY Holding Co. Term Loan			Loan
4.874% due 04/03/24 (Ê)	3	3	3.580% due 09/07/23 (Ê)	3,526	3,539
4.958% due 04/03/24 (Ê)	993	1,000	Diamond US Holdings LLC 1st Lien
Cable One, Inc. 1st Lien Term Loan B1			Term Loan
3.950% due 05/01/24 (Ê)	995	1,005	0.000% due 12/05/24 (~)(Ê)(v)	240	239
Caesars Entertainment Operating Co.			Digicert Holdings, Inc. 1st Lien Term
Term Loan			Loan
4.073% due 03/31/24 (Ê)	750	755	6.522% due 10/31/24 (Ê)	1,000	1,016
Caesars Resort Collection LLC 1st Lien			Digicert Holdings, Inc. 2nd Lien Term
Term Loan B			Loan
4.323% due 09/27/24 (Ê)	3,250	3,288	9.772% due 10/31/25 (Ê)	500	506
Canyon Valor Cos. , Inc. 1st Lien Term			DuPage Medical Group, Ltd. 1st Lien
Loan B			Term Loan
5.943% due 06/16/23 (Ê)	249	252	4.416% due 08/11/24 (Ê)	848	854
Capital Automotive L. P. 1st Lien Term			DuPage Medical Group, Ltd. 2nd Lien
Loan			Term Loan
4.080% due 03/24/24 (Ê)	490	493	8.416% due 08/11/25 (Ê)	375	375
Capital Automotive LP 2nd Lien Term			E. W. Scripps Co. (The) 1st Lien Term
Loan			Loan B
7.580% due 03/24/25 (Ê)	496	506	3.823% due 10/02/24 (Ê)	499	502
Casablanca US Holdings, Inc. 1st Lien			Education Advisory Board 1st Lien Term
Term Loan			Loan
6.404% due 02/21/24 (Ê)	2	2	5.484% due 09/06/24 (Ê)	900	905
6.522% due 02/21/24 (Ê)	857	856	Eldorado Resorts, Inc. 1st Lien Term
CBS Radio Inc. 1st Lien Term Loan B			Loan B
4.172% due 03/02/24 (Ê)	542	545	3.813% due 04/17/24 (Ê)	471	473

See accompanying notes which are an integral part of this quarterly report.

402 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.875% due 04/17/24 (Ê)	337	339	3.573% due 03/31/24 (Ê)	750	753
Emerald US, Inc. Term Loan B1			Intralinks, Inc. 1st Lien Term Loan
0.000% due 05/09/21 (Ê)(v)	375	374	5.700% due 11/11/24 (Ê)	375	375
Employbridge LLC Term Loan			Intrawest Resorts Holdings, Inc. 1st Lien
8.193% due 05/16/20 (Ê)	423	416	Term Loan B1
EnergySolutions LLC 1st Lien Term			4.823% due 06/29/24 (Ê)	1,000	1,008
Loan B			Kraton Polymers LLC Term Loan
6.450% due 05/29/20 (Ê)	455	464	4.573% due 01/06/22 (Ê)	95	96
Envision Healthcare Corp. Term Loan B			Learfield Communications, LLC 1st Lien
4.580% due 11/17/23 (Ê)	1,489	1,494	Term Loan
Everi Payments, Inc. 1st Lien Term Loan			4.830% due 12/01/23 (Ê)	743	750
4.979% due 05/09/24 (Ê)	498	502	Limetree Bay Terminals LLC Term Loan
Exact Merger Sub LLC 1st Lien Term			B
Loan			5.561% due 02/10/24 (Ê)	99	99
5.943% due 09/27/24 (Ê)	998	1,009	MacDermid, Inc. Term Loan B
Exact Merger Sub LLC 2nd Lien Term			4.573% due 06/07/23 (Ê)	346	349
Loan			Match Group, Inc. 1st Lien Term Loan
9.693% due 09/19/25 (Ê)	250	251	B1
First Data Corp. Term Loan			4.059% due 11/16/22 (Ê)	500	505
3.810% due 07/10/22 (Ê)	2,561	2,578	MCC Iowa LLC 1st Lien Term Loan M
Focus Financial Partners LLC 1st Lien			3.470% due 01/15/25 (Ê)	496	502
Term Loan			MGM Growth Properties Operating
4.443% due 07/03/24 (Ê)	1,097	1,105	Partnership, LP Term Loan B
Fort Dearborn Company 1st Lien Term			3.818% due 04/25/23 (Ê)	496	500
Loan			MH Sub I, LLC 1st Lien Term Loan
5.622% due 10/19/23 (Ê)	4	4	5.338% due 09/15/24 (Ê)	499	501
5.697% due 10/19/23 (Ê)	418	419	MH Sub I, LLC 2nd Lien Term Loan
Freedom Mortgage Corp. Term Loan			9.088% due 08/16/25 (Ê)	175	176
6.956% due 02/23/22 (Ê)	492	497	Mitchell International, Inc. 2nd Lien
Frontier Communications Corp. Term			Term Loan
Loan B			8.943% due 11/20/25 (Ê)	175	176
5.330% due 05/23/24 (Ê)	187	183	Moran Foods LLC Term Loan
Garda World Security Corp. Term Loan B			7.573% due 12/05/23 (Ê)	62	53
4.968% due 05/24/24 (Ê)	457	461	MORSCO, Inc. Term Loan B
Getty Images, Inc. 1st Lien Term Loan B			8.468% due 10/31/23 (Ê)	123	125
5.193% due 10/18/19 (Ê)	1,090	1,032	Navistar International Corp. 1st Lien
GHX Ultimate Parent Corp. 1st Lien			Term Loan B
Term Loan			5.060% due 11/01/24 (Ê)	750	756
4.693% due 07/13/24 (Ê)	498	500	NeuStar, Inc. 1st Lien Term Loan B2
Go Daddy Operating Co. LLC 1st Lien			5.147% due 08/08/24 (Ê)	499	504
Term Loan B			NN, Inc. Incremental Term Loan
3.823% due 02/15/24 (Ê)	993	1,000	4.823% due 04/03/21 (Ê)	1,462	1,477
Greenden US Holdings II LLC Term			NPC International, Inc. 1st Lien Term
Loan B2			Loan
0.000% due 12/01/23 (~)(Ê)(v)	188	189	5.154% due 04/20/24 (Ê)	746	752
Grifols Worldwide Operations USA Inc.			Optiv, Inc. 1st Lien Term Loan
1st Lien Term Loan B			4.625% due 02/01/24 (Ê)	240	228
3.715% due 01/31/25 (Ê)	1,491	1,499	PAREXEL International Corp. 1st Lien
Gruden Holdings, Inc. First Lien Term			Term Loan B
Loan			4.323% due 09/29/24 (Ê)	482	486
7.193% due 08/18/22 (Ê)	992	1,000	Pelican Products, Inc. 1st Lien Term
Gulf Finance LLC Term Loan B			Loan B1
6.950% due 08/25/23 (Ê)	313	285	5.943% due 04/11/20 (Ê)	125	125
H B Fuller Co. 1st Lien Term Loan B			Penn National Gaming, Inc. 1st Lien
3.811% due 10/20/24 (Ê)	748	754	Term Loan B
HCA, Inc. Term Loan B8			4.073% due 01/19/24 (Ê)	472	474
3.823% due 02/15/24 (Ê)	990	999	PetSmart, Inc. Term Loan B2
Hertz Global Holdings, Inc. Term Loan B			4.570% due 03/10/22 (Ê)	374	303
4.320% due 06/30/23 (Ê)	173	173	Post Holdings, Inc. Incremental Term
HGIM Corp. Covenant-Lite Term Loan B			Loan
0.000% due 06/18/20 (~)(Ê)(v)	541	247	3.830% due 05/24/24 (Ê)	498	500
Hyland Software, Inc. 2nd Lien Term			Pre-Paid Legal Services, Inc. 2nd Lien
Loan			Term Loan
8.573% due 05/23/25 (Ê)	250	256	10.573% due 07/01/20 (Ê)	750	751
Hyland Software, Inc. Term Loan			Prime Security Services Borrower LLC
4.823% due 07/01/22 (Ê)	249	250	Term Loan B1
INEOS US Finance LLC 1st Lien Term			4.323% due 05/02/22 (Ê)	1,491	1,503
Loan B

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 403

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Primeline Utility Services LLC 1st Lien			4.070% due 06/08/23 (Ê)	499	502
Term Loan B			Steak n Shake Operations, Inc. Term
7.070% due 11/12/22 (Ê)	497	499	Loan
Quest Software US Holdings, Inc. 1st			5.330% due 03/19/21 (Ê)	301	254
Lien Term Loan			Tempo Acquisition LLC Term Loan B
7.272% due 10/31/22 (Ê)	992	1,013	4.573% due 05/01/24 (Ê)	498	500
Quintiles IMS, Inc. 1st Lien Term Loan			TerraForm AP Acquisition Holdings LLC
B2			Term Loan B
3.693% due 01/18/25 (Ê)	499	502	5.943% due 06/26/22 (Ê)	1,323	1,330
Rackspace Hosting, Inc. 1st Lien Term			TKC Holdings, Inc. 1st Lien Term Loan
Loan			5.910% due 02/02/23 (Ê)	1	1
4.385% due 11/03/23 (Ê)	2,544	2,566	6.030% due 02/02/23 (Ê)	496	501
Radio One, Inc. 1st Lien Term Loan B			TKC Holdings, Inc. 2nd Lien Term Loan
5.700% due 04/05/23 (Ê)	497	491	9.780% due 02/01/24 (Ê)	500	503
Red Ventures LLC 1st Lien Term Loan B			TMS International Corp. Term Loan B
5.573% due 11/08/24 (Ê)	748	756	4.631% due 08/09/24 (Ê)	489	490
Red Ventures LLC 2nd Lien Term Loan			Trader Corp. Term Loan B
9.573% due 11/08/25 (Ê)	272	274	4.686% due 09/28/23 (Ê)	459	459
Research Now Group, Inc. 1st Lien Term			Trans Union LLC 1st Lien Term Loan B3
Loan			3.573% due 04/09/23 (Ê)	497	500
7.125% due 11/16/24 (Ê)	175	172	Transdigm Group, Inc. 1st Lien Term
Rexnord LLC 1st Lien Term Loan B			Loan F
3.810% due 08/21/24 (Ê)	250	252	4.323% due 06/09/23 (Ê)	326	329
Reynolds Group Holdings, Inc. 1st Lien			4.443% due 06/09/23 (Ê)	170	172
Term Loan B			TruGreen, LP Term Loan
4.323% due 02/05/23 (Ê)	1,737	1,750	5.536% due 04/13/23 (Ê)	995	1,006
RHP Hotel Properties, LP Term Loan B			United Airlines, Inc. Term Loan
3.670% due 05/11/24 (Ê)	423	425	3.772% due 04/01/24 (Ê)	497	499
Scientific Games International, Inc. 1st			UPC Financing Partnership 1st Lien
Lien Term Loan B4			Term Loan AR
4.823% due 08/14/24 (Ê)	995	1,000	4.059% due 01/15/26 (Ê)	350	351
SeaWorld Parks & Entertainment Term			USI, Inc. Term Loan B
Loan B
4.693% due 03/31/24 (Ê)	1,457	1,455	4.693% due 05/16/24 (Ê)	898	902
Sesac Holdco II LLC 1st Lien Term Loan			Valeant Pharmaceuticals International,

4.729% due 02/13/24 (Ê)	65	65	Inc. Term Loan B
			5.060% due 04/02/22 (Ê)	790	801
4.823% due 02/13/24 (Ê)	306	307	Vantiv, LLC Term Loan B4
Sesac Holdco II LLC 2nd Lien Term			3.559% due 08/07/24 (Ê)	1,000	1,006
Loan
8.729% due 02/24/25 (Ê)	375	371	Varisty Brands, Inc. Term Loan B
Sinclair Television Group, Inc. 1st Lien			5.073% due 11/29/24 (Ê)	175	177
Term Loan B			Verdesian Life Sciences LLC Term Loan
0.000% due 12/12/24 (~)(Ê)(v)	750	756	6.772% due 07/01/20 (Ê)	250	228
SIRVA Worldwide, Inc. Term Loan			Veresen Midstream, Ltd. Term Loan B
7.880% due 11/14/22 (Ê)	165	167	4.693% due 03/31/22 (Ê)	496	501
7.990% due 11/14/22 (Ê)	167	169	VICI Properties 1 LLC Term Loan B
8.200% due 11/14/22 (Ê)	147	149	3.811% due 10/14/22 (Ê)	175	176
Solarwinds Holdings, Inc. 1st Lien Term			Viewpoint, Inc. 2nd Lien Term Loan
Loan			0.000% due 07/18/25 (~)(Ê)(v)	125	124
5.073% due 02/05/23 (Ê)	994	998	W3 Co. Term Loan B
Solera LLC Term Loan B			7.567% due 03/08/22 (Ê)	324	322
4.823% due 03/04/23 (Ê)	496	500	Weight Watchers International, Inc. 1st
Southcross Energy Partners LP 1st Lien			Lien Term Loan B
Term Loan B			6.320% due 11/29/24 (Ê)	30	30
5.943% due 08/04/21 (Ê)	374	369	6.450% due 11/29/24 (Ê)	128	129
Spectrum Brands, Inc. 1st Lien Term			York Risk Services Group, Inc.
Loan B			Covenant-Lite Term Loan B
3.397% due 06/23/22 (Ê)	267	268	5.323% due 10/01/21 (Ê)	124	122
3.623% due 06/23/22 (Ê)	332	334			113,409
3.651% due 06/23/22 (Ê)	285	286	Mortgage-Backed Securities - 11.4%
Spring Communications, Inc. 1st Lien			Blackstone Mortgage Trust, Inc.
Term Loan B			4.375% due 05/05/22	470	463
4.125% due 02/02/24 (Ê)	993	995	Fannie Mae
SS&C Technologies, Inc. 1st Lien Term			30 Year TBA(Ï)
Loan B1			3.000%	43,000	42,094
3.823% due 07/08/22 (Ê)	381	383	3.500%	21,000	21,162
Station Casinos LLC 1st Lien Term			4.000%	5,000	5,110
Loan B

See accompanying notes which are an integral part of this quarterly report.

404 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Series 2017-78 Class KI
6.500% due 11/25/23	8,593	2,097	Interest Only STRIP
Fannie Mae REMICS			3.500% due 10/25/47	4,928	1,001
Series 2010-35 Class SG			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
5.418% due 04/25/40 (Ê)	2,593	465	5.000% due 01/25/38	2,974	483
Series 2010-99 Class NI			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/40	5,118	1,098	3.000% due 09/15/35	4,073	313
Series 2011-101 Class SA			Series 2017-4679 Class CI
Interest Only STRIP			Interest Only STRIP
5.122% due 10/25/41 (Ê)	4,297	571	3.500% due 07/15/42	456	66
Series 2012-62 Class MI			Series 2017-4697 Class QI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/25/41	1,375	198	4.000% due 07/15/47	410	68
Series 2012-103 Class SD			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.813% due 09/25/42 (Ê)	3,844	745	5.000% due 02/25/48	2,187	449
Series 2012-124 Class JI			Fannie Mae Strips
Interest Only STRIP			Series 2009-397 Class 2
3.500% due 11/25/42	7,760	989	Interest Only STRIP
Series 2013-27 Class PI			5.000% due 09/25/39	752	150
Interest Only STRIP			Series 2010-404 Class 2
3.000% due 12/25/41	2,298	181	Interest Only STRIP
Series 2013-35 Class IP			4.500% due 05/25/40	585	128
Interest Only STRIP			Freddie Mac REMICS
3.000% due 06/25/42	1,152	93	Series 2010-3714 Class KI
Series 2013-35 Class PI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/15/39	658	71
3.000% due 02/25/42	1,131	90	Series 2010-3747 Class SA
Series 2013-40 Class YI			Interest Only STRIP
Interest Only STRIP			5.511% due 10/15/40 (Ê)	1,196	194
3.500% due 06/25/42	1,498	205	Series 2011-3927 Class IP
Series 2013-41 Class SP			Interest Only STRIP
Interest Only STRIP			4.500% due 06/15/40	1,601	204
5.422% due 06/25/40 (Ê)	1,004	86	Series 2012-3829 Class AS
Series 2013-57 Class IQ			Interest Only STRIP
Interest Only STRIP			5.961% due 03/15/41 (Ê)	1,463	252
3.000% due 06/25/41	1,263	127	Series 2012-3981 Class WS
Series 2013-107 Class SB			Interest Only STRIP
Interest Only STRIP			5.323% due 05/15/41 (Ê)	785	92
4.712% due 02/25/43 (Ê)	4,753	888	Series 2012-3984 Class DS
Series 2015-69 Class IO			Interest Only STRIP
Interest Only STRIP			4.961% due 01/15/42 (Ê)	1,783	233
6.000% due 09/25/45	4,710	1,114	Series 2012-4000 Class LI
Series 2015-73 Class PI			Interest Only STRIP
Interest Only STRIP			4.000% due 02/15/42	1,814	307
3.500% due 10/25/45	11,617	1,676	Series 2012-4033 Class SC
Series 2016-102 Class JI			Interest Only STRIP
Interest Only STRIP			5.316% due 10/15/36 (Ê)	979	94
3.500% due 02/25/46	442	68	Series 2012-4074 Class KS
Series 2016-104 Class NI			Interest Only STRIP
Interest Only STRIP			5.706% due 02/15/41 (Ê)	1,943	301
5.000% due 04/25/38	702	21	Series 2013-4182 Class PI
Series 2017-2 Class KI			Interest Only STRIP
Interest Only STRIP			3.000% due 12/15/41	3,271	244
4.000% due 02/25/47	1,829	327	Series 2013-4267 Class CS
Series 2017-48 Class LI			Interest Only STRIP
Interest Only STRIP			4.816% due 05/15/39 (Ê)	962	80
4.000% due 05/25/47	1,319	267	Series 2014-4299 Class JI
Series 2017-72 Class GI			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/43	1,865	286
4.000% due 08/25/47	954	160	Series 2015-4452 Class QI
Series 2017-74 Class JI			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/44	4,465	1,041
4.000% due 10/25/47	835	138

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 405

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-4510 Class HI			Series 2010-H19 Class BI
Interest Only STRIP			Interest Only STRIP
3.000% due 03/15/40	3,304	323	1.460% due 08/20/60 (~)(Ê)	4,159	277
Series 2015-4530 Class TI			Series 2010-H22 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/15/45	1,294	248	2.368% due 10/20/60 (~)(Ê)	4,021	295
Series 2016-4568 Class IC			Series 2011-17 Class S
Interest Only STRIP			Interest Only STRIP
4.500% due 09/15/43	2,436	478	5.072% due 02/20/41 (Ê)	6,101	891
Series 2016-4585 Class QI			Series 2011-22 Class PS
Interest Only STRIP			Interest Only STRIP
3.500% due 04/15/46	5,956	949	5.022% due 07/20/40 (Ê)	3,099	251
Series 2016-4591 Class QI			Series 2011-H15 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/15/46	1,254	194	1.570% due 06/20/61 (~)(Ê)	815	48
Series 2016-4601 Class PI			Series 2012-104 Class QI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/15/45	1,292	197	3.500% due 04/20/42	1,461	356
Series 2016-4604 Class QI			Series 2012-136 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/15/46	7,715	1,224	3.500% due 11/20/42	4,994	1,052
Series 2017-4663 Class KI			Series 2012-140 Class IC
Interest Only STRIP			Interest Only STRIP
3.500% due 11/15/42	2,034	254	3.500% due 11/20/42	2,098	419
Series 2017-4663 Class PI			Series 2012-H23 Class WI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/15/47	1,824	325	1.568% due 10/20/62 (~)(Ê)	4,132	231
Series 2017-4663 Class TI			Series 2013-18 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/15/42	2,150	271	3.500% due 05/20/41	6,680	767
Series 2017-4678 Class MS			Series 2013-77 Class UI
Interest Only STRIP			Interest Only STRIP
5.107% due 04/15/47 (Ê)	1,425	299	4.500% due 03/20/41	1,067	166
Series 2017-4697 Class PI			Series 2013-104 Class YS
Interest Only STRIP			Interest Only STRIP
3.500% due 09/15/45	1,305	201	4.916% due 07/16/43 (Ê)	6,763	1,011
Series 2017-4697 Class YI			Series 2013-115 Class ID
Interest Only STRIP			Interest Only STRIP
3.500% due 07/15/47	4,810	860	3.500% due 01/20/38	630	78
Series 2017-4707 Class AI			Series 2013-187 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/47	952	171	4.500% due 11/20/39	721	33
Freddie Mac Strips			Series 2013-H14 Class XI
Series 2014-324 Class C21			Interest Only STRIP
Interest Only STRIP			1.652% due 03/20/63 (~)(Ê)	2,338	131
6.000% due 06/15/39	1,008	263	Series 2013-H24 Class AI
Ginnie Mae			Interest Only STRIP
Series 2009-121 Class DI			1.472% due 09/20/63 (~)(Ê)	2,327	122
Interest Only STRIP			Series 2014-39 Class LI
4.500% due 12/16/39	2,823	531	Interest Only STRIP
Series 2010-3 Class MS			3.500% due 01/20/40	1,741	135
Interest Only STRIP			Series 2014-58 Class SA
6.018% due 11/20/38 (Ê)	2,416	108	Interest Only STRIP
Series 2010-35 Class QI			4.869% due 04/20/44 (Ê)	440	64
Interest Only STRIP			Series 2014-69 Class IG
4.500% due 03/20/40	9,342	1,907	Interest Only STRIP
Series 2010-62 Class SD			5.000% due 09/20/43	898	172
Interest Only STRIP			Series 2014-69 Class PI
5.512% due 05/20/40 (Ê)	3,092	458	Interest Only STRIP
Series 2010-134 Class ES			5.000% due 04/20/44	7,508	1,429
Interest Only STRIP			Series 2014-98 Class AI
5.022% due 11/20/39 (Ê)	2,896	240	Interest Only STRIP
Series 2010-144 Class LS			4.500% due 10/20/41	2,183	226
Interest Only STRIP			Series 2014-116 Class IL
4.874% due 07/16/37 (Ê)	696	12	Interest Only STRIP
			4.000% due 08/20/44	1,807	291

See accompanying notes which are an integral part of this quarterly report.

406 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-H09 Class AI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)	5,958	314	1.875% due 02/20/66 (~)(Ê)(Š)	1,173	100
Series 2014-H13 Class BI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.593% due 05/20/64 (~)(Ê)	8,439	524	2.279% due 02/20/66 (Ê)	2,465	206
Series 2014-H25 Class BI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
1.676% due 12/20/64 (~)(Ê)	2,320	185	2.030% due 04/20/66 (~)(Ê)(Š)	10,878	1,237
Series 2015-79 Class CI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	5,670	1,051	1.838% due 10/20/66 (~)(Ê)	6,943	726
Series 2015-106 Class CI			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,808	287	3.500% due 09/20/43	1,072	149
Series 2015-167 Class BI			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,199	268	5.000% due 02/20/40	3,527	536
Series 2015-187 Class JI			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/45	3,246	601	5.000% due 11/20/39	32,516	6,952
Series 2015-H04 Class AI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	1,279	110	4.500% due 08/20/41	11,351	2,397
Series 2015-H22 Class HI			Series 2017-45 Class IM
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	726	78	4.000% due 10/20/44	768	123
Series 2015-H29 Class HI			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	727	71	5.500% due 04/20/47	3,570	726
Series 2016-42 Class IO			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	474	93	4.000% due 08/20/44	807	154
Series 2016-47 Class CI			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	655	102	4.000% due 01/20/46	445	77
Series 2016-49 Class IO			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	2,317	492	4.000% due 01/20/47	600	91
Series 2016-77 Class SC			Series 2017-114 Class DI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	1,440	237	3.500% due 03/20/47	495	73
Series 2016-77 Class SL			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,899	206	4.000% due 08/20/47	735	126
Series 2016-111 Class IP			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	6,900	859	3.500% due 01/20/47	1,425	223
Series 2016-123 Class IQ			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	1,520	138	4.500% due 09/20/47	766	157
Series 2016-123 Class LI			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	6,086	846	3.500% due 09/20/47	1,681	267
Series 2016-150 Class I			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	823	173	5.000% due 12/20/47	855	192
Series 2016-154 Class AI			Series 2017-H02 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	3,997	169	2.301% due 01/20/67 (~)(Ê)	693	97
Series 2016-167 Class SB			Series 2017-H03 Class DI
Interest Only STRIP			Interest Only STRIP
5.022% due 04/20/38 (Ê)	1,367	50	2.195% due 12/20/66 (~)(Ê)	2,764	360
Series 2016-168 Class AI			Series 2017-H04 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	1,375	125	2.403% due 02/20/67 (~)(Ê)	1,195	171

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 407

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H05 Class CI			Series 2011-135 Class DI
Interest Only STRIP			Interest Only STRIP
2.495% due 02/20/67 (Ê)(Š)	2,814	402	5.000% due 04/16/40	4,586	1,083
Series 2017-H06 Class EI			Series 2011-137 Class MI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	5,634	402	4.000% due 01/20/41	1,744	226
Series 2017-H08 Class DI			Series 2011-156 Class SK
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	2,547	369	6.068% due 04/20/38 (Ê)	2,760	489
Series 2017-H08 Class EI			Series 2012-97 Class LS
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	1,169	158	5.141% due 03/16/42 (Ê)	7,158	1,130
Series 2017-H09 Class HI			Series 2012-103 Class CI
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67 (~)(Ê)	4,732	573	3.500% due 08/16/42	4,096	818
Series 2017-H09 Class IO			Series 2012-129 Class IO
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	5,561	610	4.500% due 11/16/42	1,346	329
Series 2017-H11 Class DI			Series 2012-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.869% due 05/20/67 (~)(Ê)	994	124	1.361% due 01/20/62 (~)(Ê)	9,581	479
Series 2017-H14 Class JI			Series 2012-H10 Class AI
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	449	65	1.171% due 12/20/61 (~)(Ê)	11,993	517
Series 2017-H16 Class FI			Series 2012-H18 Class NI
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	13,936	1,777	1.489% due 08/20/62 (~)(Ê)	30,563	1,476
Series 2017-H16 Class HI			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)	722	68	3.000% due 09/20/37	1,689	181
Series 2017-H16 Class IB			Series 2013-76 Class IO
Interest Only STRIP			Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)	3,298	364	3.500% due 05/20/43	1,655	278
Series 2017-H16 Class IH			Series 2013-79 Class PI
Interest Only STRIP			Interest Only STRIP
1.695% due 07/20/67 (~)(Ê)	29,597	2,966	3.500% due 04/20/43	1,590	235
Series 2017-H18 Class CI			Series 2013-H08 Class BI
Interest Only STRIP			Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)	566	85	1.728% due 03/20/63 (Ê)	12,208	839
Series 2017-H19 Class MI			Series 2014-20 Class SQ
Interest Only STRIP			Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)	9,008	1,070	5.122% due 07/20/43 (Ê)	662	86
Series 2018-H01 Class AI			Series 2014-25 Class VI
Interest Only STRIP			Interest Only STRIP
2.086% due 01/20/68 (Ê)(Š)	5,123	764	5.000% due 02/20/44	1,156	229
Ginnie Mae II			Series 2014-139 Class NI
30 Year TBA(Ï)			Interest Only STRIP
4.500%	2,000	2,090	3.500% due 08/20/28	5,650	448
Ginnie Mae REMICS			Series 2014-H24 Class BI
Class AI			Interest Only STRIP
Interest Only STRIP			1.631% due 11/20/64 (~)(Ê)(Š)	15,491	1,343
3.500% due 01/20/39	6,808	610	Series 2015-20 Class PI
Class IA			Interest Only STRIP
Interest Only STRIP			3.500% due 02/20/45	4,742	850
4.000% due 01/16/43	1,802	285	Series 2015-24 Class AI
Series 2009-121 Class CI			Interest Only STRIP
Interest Only STRIP			3.500% due 12/20/37	1,963	232
4.500% due 12/16/39	4,804	1,052	Series 2015-111 Class IJ
Series 2010-127 Class NI			Interest Only STRIP
Interest Only STRIP			3.500% due 08/20/45	1,641	248
4.000% due 02/20/39	1,413	105	Series 2015-124 Class DI
Series 2010-167 Class SG			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/38	2,843	351
5.237% due 08/16/38 (Ê)	7,801	393	Series 2015-134 Class LI
			Interest Only STRIP
			3.500% due 05/20/39	2,813	350

See accompanying notes which are an integral part of this quarterly report.

408 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-162 Class BI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	3,220	481	5.000% due 03/16/47	2,484	577
Series 2015-167 Class MI			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/45	5,465	1,135	4.000% due 06/20/45	1,407	279
Series 2015-186 Class AI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/45	4,430	765	4.000% due 08/20/44	9,194	1,361
Series 2015-H09 Class BI			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	676	56	5.500% due 05/20/47	4,497	1,023
Series 2015-H10 Class CI			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,631	134	4.000% due 03/20/46	2,729	512
Series 2015-H13 Class AI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
2.134% due 06/20/65 (~)(Ê)(Š)	2,869	282	5.500% due 07/16/47	6,695	1,745
Series 2015-H15 Class JI			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,159	107	3.500% due 10/20/46	8,577	1,167
Series 2015-H18 Class IA			Series 2017-123 Class IO
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	3,153	227	5.000% due 08/16/47	3,394	819
Series 2015-H24 Class BI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,182	119	4.000% due 08/20/46	4,431	766
Series 2015-H25 Class AI			Series 2017-130 Class LI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,592	130	4.500% due 10/16/45	1,604	297
Series 2015-H26 Class GI			Series 2017-130 Class LS
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	899	88	4.966% due 08/16/47 (Ê)	4,470	825
Series 2016-129 Class PI			Series 2017-132 Class ID
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	1,563	328	3.500% due 12/20/43	2,520	267
Series 2016-H01 Class AI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
1.789% due 01/20/66 (~)(Ê)	19,005	1,696	3.500% due 02/20/44	11,068	1,331
Series 2016-H08 Class AI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
1.850% due 08/20/65 (Ê)	6,995	594	5.000% due 03/20/45	12,605	2,652
Series 2016-H16 Class DI			Series 2017-139 Class IG
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	2,925	344	3.500% due 09/20/47	4,698	792
Series 2016-H20 Class NI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)	17,747	2,021	3.500% due 07/20/47	6,767	1,050
Series 2016-H21 Class AI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
2.265% due 09/20/66 (Ê)	13,706	1,730	5.000% due 10/20/47	5,245	1,163
Series 2016-H22 Class AI			Series 2017-174 Class IA
Interest Only STRIP			Interest Only STRIP
2.482% due 10/20/66 (Ê)	8,292	1,052	3.500% due 08/20/45	3,482	477
Series 2016-H25 Class GI			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
1.511% due 11/20/66 (~)(Ê)	5,907	326	2.373% due 01/20/67 (~)(Ê)	1,926	281
Series 2016-H27 Class BI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	12,598	1,544	2.256% due 02/20/67 (~)(Ê)	6,713	874
Series 2017-6 Class DI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	7,675	995	1.755% due 02/20/67 (~)(Ê)	6,071	540
Series 2017-17 Class EI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	1,903	237	2.147% due 03/20/67 (~)(Ê)	7,002	886

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 409

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2017-H09 Class DI				Series NTNF
Interest Only STRIP				10.000% due 01/01/25	BRL	6,693	2,168
1.898% due 03/20/67 (~)(Ê)		6,011	581	10.000% due 01/01/27	BRL	380	122
Series 2017-H16 Class EI				Bright Food Singapore Holdings Pte, Ltd.
Interest Only STRIP				1.125% due 07/18/20	EUR	140	175
1.640% due 08/20/67 (~)(Ê)		10,182	1,110	CaixaBank SA
Series 2017-H18 Class FI				1.125% due 01/12/23	EUR	200	250
Interest Only STRIP				Chile Bonos de la Tesoreria
2.182% due 09/20/67 (~)(Ê)		12,740	1,849	4.500% due 03/01/26	CLP	610,000	1,033
Series 2017-H18 Class IO				Colombian Titulos de Tesoreria
Interest Only STRIP				Series B
2.448% due 08/20/67 (Ê)(Š)		8,374	1,078	7.000% due 05/04/22	COP	7,772,700	2,865
Series 2017-H20 Class DI				Credit Suisse Group Funding, Ltd.
Interest Only STRIP				2.750% due 08/08/25	GBP	480	698
2.119% due 10/20/67 (Ê)		5,684	836	Crown European Holdings SA
Series 2017-H21 Class DI				Series REGS
Interest Only STRIP				2.250% due 02/01/23	EUR	100	127
1.629% due 10/20/67 (~)(Ê)		21,985	2,245	Czech Republic Government
Series 2017-H22 Class EI				International Bond
Interest Only STRIP				Series 97
2.220% due 10/20/67 (Ê)		4,800	563	0.450% due 10/25/23	CZK	26,760	1,252
Morgan Stanley Bank of America Merrill				DVB Bank SE
Lynch Trust				1.250% due 09/15/21	EUR	200	252
Series 2013-C12 Class E				Electricite de France SA
4.764% due 10/15/46 (~)(Å)(Ê)		818	682	6.000% due 12/29/49 (Ê)(ƒ)	GBP	100	153
Series 2014-C18 Class D				Enbridge, Inc.
3.389% due 10/15/47 (Å)		200	150	4.570% due 03/11/44	CAD	320	266
Morgan Stanley Capital I Trust				Ferrovial Netherlands BV
Series 2011-C3 Class G				2.124% due 12/31/99 (Ê)(ƒ)	EUR	100	122
5.188% due 07/15/49 (~)(Å)(Ê)		338	293	Fiat Chrysler Finance Europe SA
Series 2012-C4 Class E				Series GMTN
5.421% due 03/15/45 (~)(Å)(Ê)		200	161	6.750% due 10/14/19	EUR	300	412
UBS-Barclays Commercial Mortgage				Galp Energia, SGPS SA
Trust				1.000% due 02/15/23	EUR	200	246
Series 2013-C6 Class E				Gazprom OAO Via Gaz Capital SA
3.500% due 04/10/46 (Å)		220	153	4.250% due 04/06/24	GBP	200	297
WFRBS Commercial Mortgage Trust				Glencore Finance Europe SA
Series 2011-C4 Class E				6.500% due 02/27/19	GBP	350	525
5.247% due 06/15/44 (~)(Ê)(Þ)		333	293	Global Switch Holdings, Ltd.
			197,185	2.250% due 05/31/27	EUR	210	268
Non-US Bonds - 3.2%				Grand City Properties SA
ADO Properties SA				1.500% due 04/17/25	EUR	200	251
1.500% due 07/26/24	EUR	300	374	Groupama SA
Akelius Residential Property AB				6.375% due 05/29/49 (Ê)(ƒ)	EUR	300	451
1.750% due 02/07/25	EUR	420	526	HSBC Holdings PLC
America Movil SAB de CV				5.750% due 12/20/27	GBP	215	380
5.000% due 10/27/26	GBP	270	458	HT1 Funding GmbH
Ardagh Packaging Finance PLC /				1.842% due 07/29/49 (Ê)(ƒ)	EUR	160	196
Ardagh Holdings USA, Inc.				Hungary Government Bond
Series REGS				Series 19/A
6.750% due 05/15/24	EUR	110	150	6.500% due 06/24/19	HUF	436,060	1,900
4.750% due 07/15/27	GBP	530	758	Indonesia Treasury Bond
Assicurazioni Generali SpA				Series FR56
5.500% due 10/27/47 (Ê)	EUR	180	270	8.375% due 09/15/26	IDR	44,421,000	3,799
AXA SA				Series FR72
3.941% due 11/29/49 (Ê)(ƒ)	EUR	405	568	8.250% due 05/15/36	IDR	2,052,000	172
Banco de Sabadell SA				InterContinental Hotels Group PLC
0.875% due 03/05/23	EUR	200	247	3.750% due 08/14/25	GBP	175	268
Bank of Ireland				International Game Technology PLC
7.375% due 12/29/49 (Ê)(ƒ)	EUR	200	278	4.125% due 02/15/20	EUR	250	329
Bankia SA				Intesa Sanpaolo SpA
6.000% due 12/31/99 (Ê)(ƒ)	EUR	200	271	5.000% due 09/23/19	EUR	50	67
BHP Billiton Finance, Ltd.				Islandsbanki hf
6.500% due 10/22/77 (Ê)	GBP	760	1,270	Series GMTN
Brazil Notas do Tesouro Nacional				1.750% due 09/07/20	EUR	585	752
				Jaguar Land Rover Automotive PLC

See accompanying notes which are an integral part of this quarterly report.

410 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Series REGS				Telecom Italia SpA
3.875% due 03/01/23	GBP	300	442	6.375% due 06/24/19	GBP	100	152
Landsbankinn HF				Telenet Finance Luxembourg Notes
1.625% due 03/15/21	EUR	230	295	SARL
Malaysia Government International Bond				Series REGS
Series 0116				3.500% due 03/01/28	EUR	400	489
3.800% due 08/17/23	MYR	5,699	1,456	Tesco PLC
Matterhorn Telecom SA				6.125% due 02/24/22	GBP	200	325
Series REGS				6.125% due 02/24/22	GBP	300	487
4.000% due 11/15/27	EUR	100	120	Teva Pharmaceutical Finance
Merlin Properties SOCIMI SA				Netherlands II BV
2.375% due 05/23/22	EUR	200	264	1.250% due 03/31/23	EUR	370	421
Mexican Bonos				Thailand Government International Bond
Series M 20				2.550% due 06/26/20	THB	105,830	3,467
7.500% due 06/03/27	MXN	7,870	419	2.000% due 12/17/22	THB	8,340	268
Series M				Thomson Reuters Corp.
7.750% due 05/29/31	MXN	36,782	1,984	3.309% due 11/12/21	CAD	620	516
Naturgas Energia Distribucion SA				Thyssenkrupp AG
2.065% due 09/28/27	EUR	275	343	3.125% due 10/25/19	EUR	250	324
NTPC, Ltd.				Total SA
2.750% due 02/01/27	EUR	210	269	2.250% due 12/29/49 (Ê)(ƒ)	EUR	1,130	1,467
Peruvian Government International Bond				Turkey Government International Bond
Series REGS				10.700% due 08/17/22	TRY	1,127	288
6.350% due 08/12/28	PEN	2,935	1,036	UPCB Finance VII, Ltd.
Petrobras Global Finance BV				Series REGS
4.750% due 01/14/25	EUR	100	139	3.625% due 06/15/29	EUR	300	367
Petroleos Mexicanos				Virgin Media Secured Finance PLC
4.875% due 02/21/28	EUR	380	527	Series REGS
PGH Capital PLC				11.000% due 01/15/21 (~)(Ê)	GBP	100	162
6.625% due 12/18/25	GBP	300	513	5.000% due 04/15/27	GBP	470	681
Phoenix Group Holdings				Western Power Distribution PLC
4.125% due 07/20/22	GBP	150	226	3.625% due 11/06/23	GBP	240	364
Republic of Argentina Government				Wind Tre SpA
International Bond				Series REGS
18.200% due 10/03/21	ARS	11,150	635	2.625% due 01/20/23	EUR	407	470
Republic of Colombia Government Bond				Ziggo Secured Finance BV
Series B				Series REGS
7.750% due 09/18/30	COP	1,137,700	437	4.250% due 01/15/27	EUR	470	601
Republic of Turkey Government Bond							55,523
11.000% due 02/24/27	TRY	4,818	1,238	United States Government Treasuries - 0.0%
Royal Bank of Scotland Group PLC				United States Treasury Notes
2.500% due 03/22/23	EUR	225	300	3.000% due 02/15/47		75	76
5.500% due 11/29/49 (ƒ)	EUR	310	391
RSA Insurance Group PLC				Total Long-Term Investments
5.125% due 10/10/45 (Ê)	GBP	120	194	(cost $452,883)			457,281
Russian Federal Bond - OFZ				Common Stocks - 41.6%
Series 6212				Consumer Discretionary - 5.3%
7.050% due 01/19/28	RUB	106,804	1,892	ABC-Mart, Inc.		400	26
Santander UK Group Holdings PLC				adidas AG - ADR		12,794	1,485
7.375% due 12/29/49 (Ê)(ƒ)	GBP	200	326	Amazon. com, Inc. (Æ)		3,120	4,526
SGSP (Australia) Assets Pty, Ltd.				American Axle & Manufacturing
5.125% due 02/11/21	GBP	110	172	Holdings, Inc. (Æ)		26,919	475
Solvay Finance SA				Autobacs Seven Co. , Ltd.		13,100	262
4.199% due 05/29/49 (Ê)(ƒ)	EUR	780	1,012	Bellway PLC		9,989	471
South Africa Government International				BJ's Restaurants, Inc.		4,792	181
Bond				BMC Stock Holdings, Inc. (Æ)		7,635	171
Series 2030				Brangista, Inc. (Æ)		14,900	226
8.000% due 01/31/30	ZAR	42,991	3,373	CarMax, Inc. (Æ)		26,704	1,906
Spain Bonos y Obligaciones del Estado				Carnival Corp.		1,589	114
Bonds
0.450% due 10/31/22	EUR	340	423	Carrols Restaurant Group, Inc. (Æ)		11,814	147
State Grid Overseas Investment, Ltd.				Carter's, Inc.		3,509	422
Series REGS				Century Communities, Inc. (Æ)		12,619	399
1.250% due 05/19/22	EUR	585	737	Chow Tai Fook Jewellery Group, Ltd.		473,600	529
TDF Infrastructure SAS				Cie Financiere Richemont SA		542	52
				Cie Generale des Etablissements
2.875% due 10/19/22	EUR	400	545			2,773	443
				Michelin Class B

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 411

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cineworld Group PLC	19,708	144	Megacable Holdings SAB de CV	118,147	540
Coco's Japan Co. , Ltd.	2,600	54	Melco Crown Entertainment, Ltd. - ADR	22,516	671
Comcast Corp. Class A	6,711	285	MercadoLibre, Inc.	1,441	558
Continental AG	459	138	Metro AG	3,403	49
Costco Wholesale Corp.	1,277	249	MGM Resorts International	16,738	610
Ctrip. com International, Ltd. - ADR(Æ)	11,211	524	Mixi, Inc.	4,000	177
Daidoh, Ltd.	10,400	44	Mohawk Industries, Inc. (Æ)	152	43
Daimler AG	2,048	187	Moncler SpA	10,196	336
Daisyo Corp.	4,900	77	MTU Aero Engines AG	277	50
Del Taco Restaurants, Inc. (Æ)	10,705	136	Naspers, Ltd. Class N	5,845	1,669
Dollar Tree, Inc. (Æ)	24,325	2,797	New Oriental Education & Technology	3,579	330
Dollarama, Inc.	16,214	2,218	Group - ADR
DSW, Inc. Class A	6,959	139	Next PLC	5,008	362
Duni AB(Þ)	9,726	147	Nielsen Holdings PLC	17,236	645
eBay, Inc. (Æ)	40,328	1,637	Nike, Inc. Class B	29,437	2,008
E-MART, Inc.	4,415	1,205	Omnicom Group, Inc.	317	24
Estacio Participacoes SA	187,205	2,059	Pandora Media, Inc. (Æ)	112,262	537
Fast Retailing Co. , Ltd.	1,700	765	Pandox AB	15,420	290
First Cash Financial Services, Inc.	12,683	927	Priceline Group, Inc. (The)(Æ)	1,046	2,000
FIT Hon Teng, Ltd. (Þ)	818,000	515	Regal Entertainment Group Class A	13,947	319
Ford Motor Co.	11,453	126	RELX PLC	5,317	117
Foschini Group, Ltd. (The)	23,251	379	Renault SA	1,077	118
Foundation Building Materials, Inc. (Æ)	9,123	135	Rinnai Corp.	300	28
Fuji Corp.	6,800	161	Sankyo Co. , Ltd.	4,100	133
Fuji Electric Industry Co. , Ltd.	2,600	33	Sato Restaurant Systems Co. , Ltd.	18,600	160
Galaxy Entertainment Group, Ltd.	223,000	1,972	Secom Co. , Ltd.	1,300	100
General Motors Co.	32,543	1,380	SFP Holdings Co. , Ltd.	14,500	280
G-Foot Co. , Ltd.	4,700	34	Shimamura Co. , Ltd.	200	24
Goodyear Tire & Rubber Co. (The)	13,080	455	Sinclair Broadcast Group, Inc. Class A	73,351	2,721
Graham Holdings Co. Class B	175	104	Sky PLC	42,789	644
Handsman Co. , Ltd.	2,200	32	Skylark Co. , Ltd.	25,700	370
Hangzhou Hikvision Digital Technology			Skyworth Digital Holdings, Ltd.	1,144,000	562
Co. , Ltd. Class A	103,100	654	Starbucks Corp.	16,764	952
Hankook Tire Co. , Ltd.	33,404	1,674	Stockmann OYJ Abp Class B(Æ)	25,796	133
Hibbett Sports, Inc. (Æ)	13,806	312	Sunny Optical Technology Group Co. ,	40,000	554
Hilton Worldwide Holdings, Inc.	12,410	1,063	Ltd.
Home Depot, Inc. (The)	651	131	Sushiro Global Holdings, Ltd.	3,500	140
Hornbach Baumarkt AG	1,400	54	Suzuki Motor Corp.	14,400	827
Hyundai Mobis Co. , Ltd.	1,029	238	Taylor Wimpey PLC	141,818	384
Hyundai Motor Co.	8,859	1,340	Teleperformance - GDR	8,724	1,323
Ichibanya Co. , Ltd.	7,000	289	Time Warner, Inc.	1,991	190
Informa PLC	30,567	302	TJX Cos. , Inc.	9,821	789
Ipsos SA	4,534	173	Toho Co. , Ltd.	1,300	44
JD. com, Inc. - ADR(Æ)	42,456	2,090	Treasure Factory Co. , Ltd.	13,200	113
Kering	5,253	2,660	Treasury Wine Estates, Ltd.	47,650	656
Kia Motors Corp.	9,812	319	TRI Pointe Group, Inc. (Æ)	22,253	363
Koito Manufacturing Co. , Ltd.	8,100	573	Tribune Media Co. Class A	10,598	451
KOMEDA Holdings Co. , Ltd.	7,900	152	UBM PLC	3,028	39
Koninklijke Philips NV	2,862	117	Ulta Salon Cosmetics & Fragrance, Inc.	7,653	1,700
Kourakuen Holdings Corp.	8,900	150	(Æ)
Kweichow Moutai Co. , Ltd. Class A	6,300	766	USS Co. , Ltd.	7,400	166
L Brands, Inc.	4,870	244	Wal-Mart Stores, Inc.	9,632	1,027
Largan Precision Co. , Ltd.	13,000	1,789	Walt Disney Co. (The)	31,440	3,417
Las Vegas Sands Corp.	27,993	2,170	Wayfair, Inc. Class A(Æ)	5,981	550
Li Ning Co. , Ltd. (Æ)	1,716,000	1,381	WH Smith PLC	10,890	331
Libbey, Inc.	26,524	188	Whirlpool Corp.	4,595	834
Liberty Global PLC Class A(Æ)	28,622	1,070	Wynn Macau, Ltd.	138,400	489
Lojas Renner SA	12,193	145	Yamada Denki Co. , Ltd.	5,500	33
Lowe's Cos. , Inc.	10,031	1,051	Yoshinoya Holdings Co. , Ltd.	3,900	69
LVMH Moet Hennessy Louis Vuitton			Yue Yuen Industrial Holdings, Ltd.	159,500	719
SE - ADR	3,574	1,121	Zalando SE(Æ)(Þ)	20,234	1,184
Madison Square Garden Co. (The) Class			Zensho Holdings Co. , Ltd.	8,700	153
A(Æ)	6,066	1,309	Zillow Group, Inc. (Æ)	8,349	371
Maruzen CHI Holdings Co. , Ltd. (Æ)	33,300	104			90,552
McDonald's Corp.	3,385	579
MDC Partners, Inc. Class A(Æ)(Þ)	108,292	975	Consumer Staples - 1.5%

See accompanying notes which are an integral part of this quarterly report.

412 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Altria Group, Inc.	8,166	574	Core Laboratories	4,785	547
Amorepacific Corp.	1,247	350	Cosan SA Industria e Comercio	91,141	1,248
Archer-Daniels-Midland Co.	4,907	211	Denison Mines Corp. (Æ)	510,423	261
Asahi Group Holdings, Ltd.	8,800	444	Eclipse Resources Corp. (Æ)(Þ)	95,267	204
Astarta Holding NV(Å)(Æ)	10,731	184	ENI SpA - ADR	4,153	75
BrasilAgro - Co. Brasileira de	48,323	203	Enterprise Products Partners, LP	34,168	944
Propriedades Agricolas			EOG Resources, Inc.	12,974	1,492
BRF SA(Æ)	18,349	204	Exxon Mobil Corp.	14,095	1,230
British American Tobacco PLC	5,946	406	Fission Uranium Corp. (Æ)	497,614	295
Cadiz, Inc. (Æ)	8,875	129	Flotek Industries, Inc. (Æ)	43,692	240
Chefs' Warehouse Holdings, Inc. (Æ)	13,553	276	Gazprom PJSC	994,196	2,537
China Agri-Industries Holdings, Ltd.	790,000	368	Green Plains, Inc.	10,785	189
China Yurun Food Group, Ltd. (Æ)	153,000	23	Gulfport Energy Corp. (Æ)	90,828	924
Church & Dwight Co. , Inc.	6,094	298	Hess Corp.	15,626	789
Clorox Co. (The)	1,349	191	Joban Kosan Co. , Ltd.	4,400	75
Coca-Cola Co. (The)	6,535	311	KazMunaiGas Exploration Production
Colgate-Palmolive Co.	7,963	591	JSC - GDR(Æ)	28,816	396
Compass Group PLC	6,118	129	Kinder Morgan, Inc.	171,567	3,085
Cott Corp.	41,523	692	Lukoil PJSC - ADR	46,455	3,072
CVS Health Corp.	4,695	369	Marathon Petroleum Corp.	6,284	435
Dr Pepper Snapple Group, Inc.	6,310	753	Matrix Service Co. (Æ)	20,412	365
Fomento Economico Mexicano SAB de	5,021	490	McDermott International, Inc. (Æ)	58,917	517
CV - ADR			Neste OYJ	4,460	308
General Mills, Inc.	3,377	198	Occidental Petroleum Corp.	16,705	1,252
Golden Agri-Resources, Ltd.	5,580,000	1,613	Oil Refineries, Ltd.	1,108,669	526
Greencore Group PLC Class A	100,798	278	OMV AG	2,862	184
Greggs PLC	3,405	64	Pacific Ethanol, Inc. (Æ)	62,878	264
Ingredion, Inc.	3,528	507	Paz Oil Co. , Ltd. (Æ)	1,161	200
JINS, Inc.	900	41	PetroChina Co. , Ltd. Class H	882,000	697
JM Smucker Co. (The)	3,844	488	Phillips 66	6,241	639
Kernel Holding SA	14,228	217	Plains All American Pipeline, LP	46,382	973
Kimberly-Clark Corp.	1,325	155	ProPetro Holding Corp. (Æ)	15,774	295
Kraft Heinz Co. (The)	6,493	509	Repsol SA - ADR	13,135	247
Kroger Co. (The)	14,087	428	Royal Dutch Shell PLC Class A	6,594	231
Lenta, Ltd. (Æ)	60,671	425	Royal Dutch Shell PLC Class B	25,684	912
McCormick & Co. , Inc.	955	104	Schlumberger, Ltd.	33,223	2,445
Molson Coors Brewing Co. Class B	3,347	281	Showa Shell Sekiyu KK	8,600	122
Mondelez International, Inc. Class A	20,459	908	S-Oil Corp.	4,166	480
Nomad Foods, Ltd. (Æ)	14,379	245	Statoil ASA Class N	14,274	334
Paris Miki Holdings, Inc.	15,200	70	Tatneft PJSC - ADR	32,518	1,972
PepsiCo, Inc.	7,379	888	TETRA Technologies, Inc. (Æ)	197,773	759
Pinnacle Foods, Inc.	28,325	1,754	Total SA	1,017	59
Post Holdings, Inc. (Æ)	6,872	520	Valero Energy Corp.	5,022	482
Procter & Gamble Co. (The)	10,328	892	YPF SA - ADR	119,964	2,897
Samsonite International SA	25,200	109			38,422
Shanghai Pharmaceuticals Holding Co.,	490,000	1,282
Ltd. Class H
Shoprite Holdings, Ltd. - ADR	28,358	591	Financial Services - 13.8%
SLC Agricola SA	100,565	991	1st Source Corp.	2,904	152
Smart & Final Stores, Inc. (Æ)	38,099	358	Aareal Bank AG	13,447	679
SUPERVALU, Inc. (Æ)	32,942	522	ABC arbitrage(Æ)	15,871	131
Sysco Corp.	710	45	ABG Sundal Collier Holding ASA	109,513	88
TreeHouse Foods, Inc. (Æ)	22,278	1,051	ABN AMRO Group NV(Þ)	1,117	38
Tyson Foods, Inc. Class A	8,895	677	Abu Dhabi Commercial Bank PJSC	142,728	282
Walgreens Boots Alliance, Inc.	1,682	127	Activia Properties, Inc. (ö)	152	677
WH Group, Ltd. (Þ)	1,256,500	1,557	ADO Properties SA(Þ)	12,165	655
X5 Retail Group NV - GDR(Æ)	32,255	1,237	Aedas Homes SAU(Æ)(Þ)	12,673	494
Young & Co. 's Brewery PLC Class A	5,738	110	Aedifica(ö)	1,652	159
			Affiliated Managers Group, Inc.	4,459	890
		26,438	Aflac, Inc.	7,790	687
			Ageas	6,670	352
Energy - 2.2%			Agricultural Bank of China, Ltd. Class H	5,490,000	3,371
Bill Barrett Corp. (Æ)	137,746	707	AIA Group, Ltd.	313,000	2,687
BP PLC	93,357	665	Aldar Properties PJSC	1,089,114	678
Cabot Oil & Gas Corp.	29,710	783	Alleghany Corp. (Æ)	184	115
Chevron Corp.	2,360	296	Alliance Data Systems Corp.	7,333	1,882
Cloud Peak Energy, Inc. (Æ)	154,578	773

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 413

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Allied Properties Real Estate Investment	40,404	1,358	Capital One Financial Corp.	7,374	767
Trust(ö)(Þ)			Capitol Federal Financial, Inc.	25,898	339
Allstate Corp. (The)	1,451	143	CBRE Group, Inc. Class A(Æ)	39,318	1,796
Ally Financial, Inc.	6,870	205	Cedar Realty Trust, Inc. (ö)	75,236	384
alstria office AG(ö)	35,163	554	Central Pacific Financial Corp.	23,597	698
Altamir	7,415	145	Century Bancorp, Inc. Class A(Þ)	4,236	340
American Campus Communities, Inc. (ö)	13,047	502	Charles Schwab Corp. (The)	41,868	2,233
American Express Co.	13,594	1,351	Charter Hall Group - ADR(ö)	145,161	689
American Financial Group, Inc.	1,065	121	Chemung Financial Corp.	2,687	120
American International Group, Inc.	23,999	1,534	China Construction Bank Corp. Class H	2,627,000	3,032
American National Insurance Co.	886	112	China Everbright, Ltd.	306,000	754
American Tower Corp. (ö)	36,821	5,437	China Resources Land, Ltd.	62,000	247
Ameris Bancorp	17,136	918	Chubb, Ltd.	7,066	1,103
Aon PLC	377	54	CIFI Holdings Group Co. , Ltd.	2,416,000	2,084
Aozora Bank, Ltd.	3,300	134	Cincinnati Financial Corp.	1,291	99
Apartment Investment & Management	21,232	888	CIT Group, Inc.	12,001	608
Co. Class A(ö)			Citigroup, Inc.	71,815	5,635
Arch Capital Group, Ltd. (Æ)	1,561	142	Citizens & Northern Corp.	7,828	186
Arlington Asset Investment Corp. Class	13,331	140	CK Asset Holdings, Ltd.	211,500	2,020
A			Clifton Bancorp, Inc.	3,719	61
Arrow Financial Corp.	1,800	59	Close Brothers Group PLC	6,452	144
Arthur J Gallagher & Co.	855	58	CME Group, Inc. Class A	14,761	2,266
Associated Capital Group, Inc. Class A	1,733	60	CNO Financial Group, Inc.	27,352	673
Assura PLC(ö)	765,772	670	Cohen & Steers, Inc.	2,889	118
Assured Guaranty, Ltd.	24,391	868	Commerce Bancshares, Inc.	990	58
Athene Holding, Ltd. Class A(Æ)	8,614	432	Corporate Office Properties Trust(ö)	13,442	367
AvalonBay Communities, Inc. (ö)	9,827	1,675	Cousins Properties, Inc. (ö)	87,371	786
Aviva PLC	4,350	32	Credicorp, Ltd.	2,143	496
AXA SA	24,749	814	Credit Agricole SA	9,743	184
Banca Farmafactoring SpA(Æ)(Þ)	41,176	332	Credit Suisse Group AG(Æ)	52,146	1,007
Banca IFIS SpA	7,015	333	Crown Castle International Corp. (ö)	4,711	531
Banca Popolare di Sondrio SCARL	50,299	203	CyrusOne, Inc. (ö)	6,767	390
Banco Bilbao Vizcaya Argentaria SA	26,607	250	Daiwa House REIT Investment Corp. (ö)	142	349
- ADR
Banco Latinoamericano de Comercio			Danske Bank A/S	1,619	66
Exterior SA Class E	12,215	362	Derwent London PLC(ö)	7,151	297
Banco Macro SA - ADR	3,907	424	Deutsche Pfandbriefbank AG(Þ)	15,440	285
Banco Santander SA - ADR	128,335	952	Deutsche Wohnen SE	40,512	1,830
Bancolombia SA - ADR	7,279	334	Dexus Property Group(Æ)(ö)	240,888	1,847
Bank Hapoalim BM	61,960	464	Diamond Hill Investment Group, Inc.	1,411	297
Bank Leumi Le-Israel BM	75,703	466	Digital Realty Trust, Inc. (ö)	14,163	1,586
Bank of America Corp.	43,463	1,391	Dime Community Bancshares, Inc.	10,682	203
Bank of China, Ltd. Class H	2,900,000	1,747	Discover Financial Services	4,632	370
Bank of Ireland Group PLC(Æ)	10,600	103	DNB ASA	34,723	705
Bank of New York Mellon Corp. (The)	9,586	544	Douglas Emmett, Inc. (ö)	23,326	902
Bank of NT Butterfield & Son, Ltd. (The)	2,667	107	Dundee Corp. Class A(Å)(Æ)	132,445	280
Bank Rakyat Indonesia Persero Tbk PT	3,363,500	928	EMC Insurance Group, Inc.	4,765	135
BankFinancial Corp.	17,167	273	Empire State Realty Trust, Inc. Class	35,791	700
Banner Corp.	9,972	542	A(ö)
Banque Cantonale Vaudoise	165	139	Entegra Financial Corp. (Æ)	7,078	200
BAWAG Group AG(Æ)(Þ)	1,944	113	Entra ASA(Þ)	28,784	436
BB&T Corp.	11,041	609	Equinix, Inc. (Æ)(ö)	6,036	2,748
Berkshire Hathaway, Inc. Class B(Æ)	6,365	1,365	Equity Commonwealth(Æ)(ö)	25,624	766
			Equity LifeStyle Properties, Inc. Class
BGEO Group PLC(Þ)	4,728	246		11,346	979
			A(ö)
Big Yellow Group PLC(ö)	22,177	273	Erste Group Bank AG	869	44
BlackRock, Inc. Class A	2,811	1,579	ESSA Bancorp, Inc.	3,861	62
Blackstone Group, LP (The)	72,426	2,647	Essent Group, Ltd. (Æ)	7,989	372
BNP Paribas SA	9,427	779	Essex Property Trust, Inc. (ö)	3,634	847
Boardwalk Real Estate Investment	28,150	1,018	Etalon Group, Ltd. - GDR(Æ)	166,686	533
Trust(ö)			Euronext NV(Þ)	912	62
BR Malls Participacoes SA	96,812	390
Brewin Dolphin Holdings PLC	94,820	503	Extra Space Storage, Inc. (ö)	20,296	1,694
British Land Co. PLC (The)(ö)	58,441	555	FactSet Research Systems, Inc.	1,396	280
Brookline Bancorp, Inc.	2,052	33	Fastighets AB Balder Class B(Æ)	15,755	420
Brown & Brown, Inc.	2,127	112	FFP Partners, LP	1,620	210
BSB Bancorp, Inc. (Æ)	4,656	142	FIBI Holdings, Ltd.	2,648	75
C&F Financial Corp.	4,031	221	Fifth Third Bancorp	988	33

See accompanying notes which are an integral part of this quarterly report.

414 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
First American Financial Corp.	829	49	KB Financial Group, Inc.	66,384	4,171
First BanCorp	2,201	80	KBC Ancora	1,609	109
First Business Financial Services, Inc.	5,116	125	Kearny Financial Corp. (Þ)	25,755	355
First Financial Northwest, Inc.	10,511	168	Kemper Corp.	10,096	655
First Foundation, Inc. (Æ)(Þ)	42,745	831	Kenedix Office Investment Corp. Class	102	644
Flagstar Bancorp, Inc. (Æ)	10,320	384	A(ö)
FleetCor Technologies, Inc. (Æ)	4,101	871	Kennedy-Wilson Holdings, Inc.	45,745	812
Flushing Financial Corp.	6,316	178	Kilroy Realty Corp. (ö)	21,441	1,529
FNF Group	1,137	44	Kinnevik AB(Æ)	26,403	964
Fonciere Des Regions(ö)	6,076	667	L E Lundbergforetagen AB Class B	2,184	176
Franklin Resources, Inc.	20,009	849	Ladder Capital Corp. Class A(ö)	38,075	551
Fulton Financial Corp.	34,049	620	Land Securities Group PLC	26,524	377
Gecina SA(ö)	4,850	947	Legs Co. , Ltd.	8,800	68
Gentera SAB de CV	287,328	260	Leucadia National Corp.	7,405	200
GEO Group, Inc. (The)(ö)	19,209	433	Liechtensteinische Landesbank AG(Æ)	2,768	153
Getty Realty Corp. (ö)	14,333	376	Life Storage, Inc. (Æ)(ö)	9,085	755
GGP, Inc. (Æ)(ö)	34,633	798	Link Real Estate Investment Trust(ö)	137,500	1,217
Gimv NV	1,375	88	Lloyds Banking Group PLC	695,433	687
GMO Financial Holdings, Inc.	26,200	171	Loews Corp.	2,990	154
Goldman Sachs Group, Inc. (The)	374	100	LondonMetric Property PLC(ö)	56,374	143
Goodman Group(ö)	166,057	1,081	M&T Bank Corp.	1,180	225
GPT Group (The)(ö)	31,924	129	Malvern Bancorp, Inc. (Æ)	2,992	72
Gramercy Property Trust(ö)	26,666	673	Marsh & McLennan Cos. , Inc.	2,423	202
Graubuendner Kantonalbank	90	144	MasterCard, Inc. Class A	24,480	4,136
Guoco Group, Ltd.	18,000	257	Matsui Securities Co. , Ltd.	76,300	727
Haci Omer Sabanci Holding AS	520,050	1,588	MBIA, Inc. (Æ)	225,599	1,656
HAL Trust	297	56	MedEquities Realty Trust, Inc. (ö)	42,702	466
Hana Financial Group, Inc.	88,504	4,334	Mediobanca SpA	19,756	240
Hang Lung Properties, Ltd. - ADR	369,000	976	Meridian Bancorp, Inc.	36,956	756
Hannover Rueck SE	2,766	378	Merlin Properties Socimi SA(ö)	123,218	1,772
Hanover Insurance Group, Inc. (The)	2,119	240	MGIC Investment Corp. (Æ)	39,420	584
Hargreaves Lansdown PLC	13,812	364	MidWestOne Financial Group, Inc.	5,738	190
Hartford Financial Services Group, Inc.	2,198	129	Mirvac Group(ö)	258,841	458
HDFC Bank, Ltd. - ADR	9,629	1,046	Mitsubishi UFJ Financial Group, Inc.	73,800	558
Hingham Institution for Savings	1,038	225	Mitsui Fudosan Co. , Ltd.	91,500	2,410
Hoist Finance AB(Þ)	12,800	156	Morgan Stanley	4,882	276
HomeStreet, Inc. (Æ)	24,597	724	Morningstar, Inc.	4,717	453
Horizon Bancorp	6,555	200	Moscow Exchange MICEX-RTS PJSC	223,010	456
Host Hotels & Resorts, Inc. (ö)	84,731	1,759	Muenchener Rueckversicherungs-	1,601	377
HSBC Holdings PLC	92,850	991	Gesellschaft AG in Muenchen
Hulic Co. , Ltd.	54,200	689	Nasdaq, Inc.	6,589	533
Huntington Bancshares, Inc.	59,329	960	National Bank Holdings Corp. Class A	24,822	825
ICICI Bank, Ltd. - ADR	95,505	1,049	Nelnet, Inc. Class A	3,231	168
Immofinanz AG(Æ)	375,106	960	New China Life Insurance Co. , Ltd.	272,900	1,783
IndusInd Bank, Ltd.	14,603	403	Class H
ING Groep NV	7,976	157	New York Community Bancorp, Inc.	26,916	381
Inmobiliaria Colonial Socimi SA(ö)	34,581	386	NewStar Financial, Inc. (Å)(Æ)(Š)	19,324	10
Interactive Brokers Group, Inc. Class A	39,157	2,506	NEX Group PLC	43,910	370
Intercontinental Exchange, Inc.	18,864	1,393	Nippon Building Fund, Inc. (ö)	96	515
International Bancshares Corp.	8,445	350	Nordea Bank AB	16,794	207
International. FCStone, Inc. (Æ)	2,977	129	Northfield Bancorp, Inc.	35,671	599
Investment Technology Group, Inc.	2,771	59	Northwest Bancshares, Inc.	13,876	234
Investors Bancorp, Inc.	25,826	354	OceanFirst Financial Corp.	2,311	61
Invincible Investment Corp. (ö)	790	366	Old Republic International Corp.	2,271	49
Invitation Homes, Inc. (ö)	63,573	1,430	Oppenheimer Holdings, Inc. Class A	13,277	365
IRB-Brasil Resseguros SA	57,944	683	Oritani Financial Corp.	24,708	413
Itau Unibanco Holding SA - ADR	38,039	624	ORIX Corp.	31,000	581
Jack Henry & Associates, Inc.	999	125	Park National Corp.	541	57
Japan Exchange Group, Inc.	16,600	299	PAX Global Technology, Ltd.	1,301,000	633
Japan Post Bank Co. , Ltd.	2,100	28	PayPal Holdings, Inc. (Æ)	33,752	2,880
Japan Retail Fund Investment Corp. (ö)	336	670	PCSB Financial Corp. (Æ)(Þ)	9,409	190
JPMorgan Chase & Co.	15,414	1,783	Penns Woods Bancorp, Inc.	2,982	128
			PennyMac Financial Services, Inc. Class
Jupiter Fund Management PLC	29,361	247		23,080	512
Jyske Bank A/S	5,328	308	A(Æ)
			People's United Financial, Inc.	16,021	315
kabu. com Securities Co. , Ltd.	32,900	118	Phoenix Holdings, Ltd. (The)(Æ)	20,127	126
Kasikornbank PCL	38,500	283

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 415

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

PICC Property & Casualty Co. , Ltd.	1,322,000	2,746	Umpqua Holdings Corp.	5,276	114
Class H			Unibail-Rodamco SE(ö)	1,447	371
Ping An Insurance Group Co. of China,	152,000	1,809	UniCredit SpA	17,408	383
Ltd. Class H			UNITE Group PLC (The)(ö)	31,630	358
PNC Financial Services Group, Inc.	3,396	537	United Community Banks, Inc.	10,682	338
(The)			United Financial Bancorp, Inc. (Þ)	52,250	876
Popular, Inc.	34,778	1,413	United Overseas Bank, Ltd.	20,800	434
Prologis, Inc. (ö)	26,397	1,719	Uranium Participation Corp. (Å)(Æ)	416,425	1,320
Provident Financial Holdings, Inc.	3,379	62	US Bancorp	13,834	790
Provident Financial Services, Inc.	8,330	219	Van Lanschot NV	3,844	131
Prudential PLC	12,745	345	Visa, Inc. Class A	30,657	3,809
Rathbone Brothers PLC	6,793	263	Voya Financial, Inc.	5,559	289
Ratos AB Class B	47,441	223	VPC Specialty Lending Investments PLC	52,438	60
Real Estate Credit Investments, Ltd.	63,999	154	Washington Federal, Inc.	3,291	118
Realty Income Corp. (ö)	32,215	1,714	Waterstone Financial, Inc.	4,646	79
Regions Financial Corp.	1,778	34	Webster Financial Corp.	5,682	322
RenaissanceRe Holdings, Ltd.	886	113	Weingarten Realty Investors(ö)	41,555	1,228
Ringkjoebing Landbobank A/S	6,049	333	Wells Fargo & Co.	18,617	1,225
Royal Bank of Scotland Group PLC(Æ)	360,050	1,471	Western Union Co. (The)	15,804	329
RSA Insurance Group PLC	7,386	65	White Mountains Insurance Group, Ltd.	385	323
Sandy Spring Bancorp, Inc.	2,787	105	Workspace Group PLC(ö)	11,606	171
Sanlam, Ltd.	63,012	468	WR Berkley Corp.	1,910	139
Sberbank of Russia PJSC Class T	356,699	1,677
Sberbank of Russia PJSC - ADR	43,030	867			237,667
Schroders PLC	13,158	695
Segro PLC(ö)	119,100	983	Health Care - 2.5%
SEI Investments Co.	5,524	415	Abbott Laboratories	38,006	2,362
Seritage Growth Properties(ö)	3,534	146	Abcam PLC Class A	9,410	164
SI Financial Group, Inc.	6,395	92	Accuray, Inc. (Æ)	116,985	661
Siam Commercial Bank PCL (The)	71,100	357	Aetna, Inc.	3,964	741
Simmons First National Corp. Class A	2,322	137	Alfresa Holdings Corp.	1,500	37
Simon Property Group, Inc. (ö)	9,829	1,606	Align Technology, Inc. (Æ)	4,950	1,297
Societe Generale SA	1,360	79	Allergan PLC	7,354	1,326
SpareBank 1 Nord Norge	44,271	373	Amgen, Inc.	2,819	524
SpareBank 1 SMN	38,361	435	Anthem, Inc. (Æ)	2,915	722
SpareBank 1 SR-Bank ASA(Þ)	30,139	360	Astellas Pharma, Inc.	7,000	92
Sprott, Inc. (Å)	543,404	1,272	AstraZeneca PLC - ADR	14,658	514
Standard Chartered PLC	34,356	400	Baxter International, Inc.	9,590	691
State Bank Financial Corp. (Þ)	25,352	773	Bayer AG	11,923	1,561
State Bank of India	91,997	453	BeiGene, Ltd. - ADR(Æ)	5,840	793
State Street Corp.	1,777	196	Biofermin Pharmaceutical Co. , Ltd.	2,800	75
Sumitomo Realty & Development Co. ,			BioMarin Pharmaceutical, Inc. (Æ)	7,663	691
Ltd.	14,000	539	Bristol-Myers Squibb Co.	47,305	2,961
Sun Bancorp, Inc.	13,022	319	Cardinal Health, Inc.	333	24
Sun Communities, Inc. (ö)	15,926	1,415	China Resources Pharmaceutical Group,	825,500	1,087
Sun Hung Kai Properties, Ltd.	121,000	2,098	Ltd. (Þ)
Sunstone Hotel Investors, Inc. (ö)	46,580	785	Chr Hansen Holding A/S	13,002	1,137
SunTrust Banks, Inc.	5,220	369	Cigna Corp.	177	37
Sutherland Asset Management Corp. (Æ)	2,647	66	Coloplast A/S Class B	9,899	880
Svenska Handelsbanken AB Class A	24,569	358	CSPC Pharmaceutical Group, Ltd.	138,000	306
Swedbank AB Class A	4,358	111	CYBERDYNE, Inc. (Æ)	10,800	187
Sydbank A/S	7,856	321	Daiichi Sankyo Co. , Ltd.	4,200	142
T Rowe Price Group, Inc.	3,569	398	DaVita HealthCare Partners, Inc. (Æ)	403	31
TD Ameritrade Holding Corp.	34,420	1,920	Edwards Lifesciences Corp. (Æ)	3,666	464
Territorial Bancorp, Inc.	3,497	106	Eisai Co. , Ltd.	5,700	322
TFS Financial Corp.	6,210	91	Eli Lilly & Co.	4,198	342
Thurgauer Kantonalbank	603	69	Exact Sciences Corp. (Æ)	7,171	356
Tokyo Tatemono Co. , Ltd.	52,800	852	Fluidigm Corp. (Æ)	108,741	667
Torchmark Corp.	4,940	449	Fresenius Medical Care AG & Co.	525	61
Toronto Dominion Bank	10,217	621	Fuso Pharmaceutical Industries, Ltd.	2,700	70
Travelers Cos. , Inc. (The)	1,649	247	Genmab A/S(Æ)	8,311	1,522
Tritax Big Box REIT PLC(ö)	138,345	293	Gilead Sciences, Inc.	3,714	311
Tullett Prebon PLC	32,803	247	HCA Healthcare, Inc.	1,321	134
Turkiye Is Bankasi Class C	468,757	1,005	Henry Schein, Inc. (Æ)	2,126	161
UBS Group AG(Æ)	51,925	1,055	Hologic, Inc. (Æ)	12,557	536
UDR, Inc. (ö)	37,502	1,370	Illumina, Inc. (Æ)	4,504	1,048
			Intuitive Surgical, Inc. (Æ)	3,678	1,588

See accompanying notes which are an integral part of this quarterly report.

416 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Invacare Corp.	6,778	125	Ferroglobe PLC(Æ)	76,968	1,113
IQVIA Holdings, Inc. (Æ)	6,349	649	Fuji Seal International, Inc.	2,900	101
Japan Tissue Engineering Co. , Ltd. (Æ)	19,400	241	Gabriel Resources, Ltd. (Å)(Æ)	1,928,014	627
Johnson & Johnson	8,717	1,205	Gerdau SA - ADR	59,720	268
Laboratory Corp. of America	248	43	Getlink SE	72,491	1,017
Holdings(Æ)			Glencore PLC(Æ)	318,481	1,827
Lonza Group AG(Æ)	4,700	1,304	Gold Fields, Ltd. - ADR	88,917	385
McKesson Corp.	2,539	429	Goldcorp, Inc.	30,213	433
Medtronic PLC	3,015	259	Gree Electric Appliances, Inc. of Zhuhai
Merck & Co. , Inc.	17,452	1,034	Class A	60,100	534
Nakanishi, Inc.	4,000	218	Grupo Cementos de Chihuahua SAB de	72,295	407
Nippon Shinyaku Co. , Ltd.	3,200	217	CV(Þ)
Novartis AG	6,145	556	Haynes International, Inc.	11,495	412
Novo Nordisk A/S Class B	16,733	930	HeidelbergCement AG	400	43
Otsuka Holdings Co. , Ltd.	2,600	115	Imerys SA	3,944	423
PerkinElmer, Inc.	2,989	240	Impala Platinum Holdings, Ltd. (Æ)	379,641	1,165
Pfizer, Inc.	73,502	2,723	Inchcape PLC	2,805	29
Protek PJSC(Å)	140,372	282	Ingersoll-Rand PLC	1,220	115
Quest Diagnostics, Inc.	7,601	804	Investment AB Latour Class B	6,125	78
Regeneron Pharmaceuticals, Inc. (Æ)	2,087	765	Ivanhoe Mines, Ltd. Class A(Æ)	121,734	348
Roche Holding AG	1,206	297	KGHM Polska Miedz SA	52,045	1,713
Sanofi - ADR	2,299	203	Kinross Gold Corp. (Æ)	200,846	870
Sinopharm Group Co. , Ltd. Class H	25,600	113	Kumho Petrochemical Co. , Ltd.	19,101	1,848
Smith & Nephew PLC	6,208	112	LafargeHolcim, Ltd. (Æ)	931	57
Steris PLC	791	72	Landec Corp. (Æ)(Þ)	14,596	192
Straumann Holding AG	641	490	Lanxess AG	4,674	408
Stryker Corp.	1,497	246	Linde AG(Æ)	1,398	341
Sysmex Corp.	3,100	244	Luks Group Vietnam Holdings Co., Ltd.	468,000	149
Taisho Pharmaceutical Holdings Co. ,			(Å)
Ltd.	800	65	Lundin Gold, Inc. (Å)(Æ)	212,826	882
Takeda Pharmaceutical Co. , Ltd.	5,300	312	Methanex Corp.	6,576	415
Teva Pharmaceutical Industries, Ltd.			MHP SE - GDR(Å)	88,258	1,236
- ADR	10,380	212	New Gold, Inc. (Æ)	143,260	434
Trinity Biotech PLC - ADR(Æ)(Þ)	52,221	289	Newcrest Mining, Ltd.	117,954	2,153
UnitedHealth Group, Inc.	6,333	1,500	NexGen Energy, Ltd. (Æ)	275,108	631
Varian Medical Systems, Inc. (Æ)	312	40	Northern Dynasty Minerals, Ltd. (Æ)	206,393	205
Vifor Pharma AG	330	49	Novagold Resources, Inc. (Æ)	116,086	432
ZERIA Pharmaceutical Co. , Ltd.	5,600	112	Packaging Corp. of America	4,238	532
		43,120	Polyus PJSC(Æ)	6,788	275
			POSCO	6,825	2,437
Materials and Processing - 2.9%			Praxair, Inc.	2,629	425
Air Products & Chemicals, Inc.	976	164	Royal Gold, Inc.	10,356	922
Allegheny Technologies, Inc. (Æ)	34,248	923	Safestore Holdings PLC(ö)	58,892	417
Aluminum Corp. of China, Ltd. Class			Sandstorm Gold, Ltd. (Æ)	42,255	222
H(Æ)	2,024,000	1,375	Schweitzer-Mauduit International, Inc.	6,028	273
Anhui Conch Cement Co. , Ltd. Class H	294,500	1,624	Seabridge Gold, Inc. (Æ)	61,099	727
AptarGroup, Inc.	356	31	Shin-Etsu Chemical Co. , Ltd.	7,000	806
ArcelorMittal SA(Æ)	3,947	144	Siemens AG	2,065	313
Arkema SA	287	37	Sinopec Shanghai Petrochemical Co. ,	436,000	268
Atkore International Group, Inc. (Æ)	29,173	682	Ltd. Class H
Babcock International Group PLC	33,424	326	Smart Sand, Inc. (Æ)	62,653	576
Barrick Gold Corp.	67,825	975	Smiths Group PLC	1,440	33
BASF SE	3,215	377	Solvay SA	2,627	381
Bear Creek Mining Corp. (Å)(Æ)	129,963	220	Sonoco Products Co.	803	44
BHP Billiton PLC - ADR	10,079	449	Summit Materials, Inc. Class A(Æ)	19,673	629
Breedon Group PLC(Æ)	209,413	241	Symrise AG	4,964	415
Brenntag AG	4,923	319	Tahoe Resources, Inc.	117,381	518
Bunzl PLC	3,310	97	Taisei Lamick Co. , Ltd.	2,900	87
Cameco Corp. Class A	263,914	2,429	Toray Industries, Inc.	3,000	30
Carpenter Technology Corp.	4,200	216	Turkiye Sise ve Cam Fabrikalari AS	405,023	539
Centerra Gold, Inc. (Æ)	125,793	649	Turquoise Hill Resources, Ltd. (Æ)	318,569	965
Croda International PLC	4,327	276	Vedanta, Ltd.	351,099	1,874
Crown Holdings, Inc. (Æ)	2,389	139	Voestalpine AG	656	43
DowDuPont, Inc.	24,441	1,847	Wheaton Precious Metals Corp.	50,019	1,080
Dundee Precious Metals, Inc. (Æ)	219,742	525	Wolseley PLC - ADR	562	43
Ecolab, Inc.	1,360	187	Yara International ASA	8,178	393

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 417

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		50,810	Guangshen Railway Co. , Ltd. Class H	888,000	594
			Hakuhodo DY Holdings, Inc.	2,200	33
Producer Durables - 4.5%			Hankyu Hanshin Holdings, Inc.	800	32
3M Co.	3,659	917	Honeywell International, Inc.	5,369	857
Abertis Infraestructuras SA	34,732	842	ICF International, Inc.	2,939	156
Accenture PLC Class A	4,652	749	IHS Markit, Ltd. (Æ)	50,422	2,407
Acciona SA	369	33	Illinois Tool Works, Inc.	867	151
Aena SA(Þ)	2,414	526	International Seaways, Inc. (Æ)	7,919	132
AerCap Holdings NV(Æ)	597	32	Japan Airport Terminal Co. , Ltd.	3,300	128
Air Arabia PJSC	432,718	153	Japan Steel Works, Ltd. (The)	27,600	869
Air China, Ltd. Class H	670,000	980	Jiangsu Expressway Co. , Ltd. Class H(Þ)	724,000	1,118
Airbus Group SE	5,594	643	John Menzies PLC	9,719	95
Aker ASA Class A	5,478	313	Johnson Controls International PLC(Æ)	657	26
Allegion PLC	5,811	500	Kamigumi Co. , Ltd.	33,500	739
Ametek, Inc.	4,591	350	KBR, Inc.	50,403	1,025
Andritz AG	6,542	393	Keio Corp.	6,000	286
Ardmore Shipping Corp. (Æ)(Þ)	84,462	601	Keyence Corp.	3,200	1,951
Astec Industries, Inc.	2,378	148	KION Group AG	6,380	585
Atlantia SpA	63,042	2,087	Kobe Electric Railway Co. , Ltd. (Æ)	6,600	241
Atlas Copco AB Class A	15,305	718	Komatsu, Ltd.	57,300	2,233
Avery Dennison Corp.	1,205	148	Kone OYJ Class B	7,298	418
BAE Systems PLC	3,422	29	Koninklijke Vopak NV	17,437	788
Barloworld, Ltd. - ADR	64,820	921	Kurita Water Industries, Ltd.	15,200	498
BBA Aviation PLC	75,212	376	L3 Technologies, Inc.	161	34
Bidvest Group, Ltd. (The)	51,309	1,082	Lockheed Martin Corp.	961	341
Bollore SA	8,521	50	Loomis AB Class B	6,018	241
Canadian Pacific Railway, Ltd.	2,056	381	Macquarie Infrastructure Corp.	355	24
Carlisle Cos. , Inc.	259	30	Magna International, Inc. Class A	7,804	446
CCR SA	248,043	1,220	MAN SE	1,678	200
Celadon Group, Inc.	26,590	148	McGraw Hill Financial, Inc.	7,228	1,309
Central Japan Railway Co.	5,000	950	Meggitt PLC	16,639	110
China Merchants Port Holdings Co. , Ltd.	76,000	201	Milacron Holdings Corp. (Æ)	8,145	155
China Shipping Development Co. , Ltd.			Mitsubishi Corp.	58,000	1,629
Class H	332,000	191	Mitsui & Co. , Ltd.	123,100	2,172
China Southern Airlines Co. , Ltd. Class			Nagawa Co. , Ltd.	1,900	81
	496,000	640
H			Nagoya Railroad Co. , Ltd.	1,000	26
Cintas Corp.	717	121	Nifco, Inc.	500	35
COSCO Shipping Ports, Ltd. (Þ)	568,000	594	Norfolk Southern Corp.	7,533	1,137
CoStar Group, Inc. (Æ)	2,427	840	Northrop Grumman Corp.	4,339	1,478
Covanta Holding Corp.	33,037	540	Ocean Yield ASA	24,640	222
CSX Corp.	25,272	1,435	Organo Corp.	22,000	728
Cummins, Inc.	1,304	245	Orion Group Holdings, Inc. (Æ)(Þ)	46,388	349
Daifuku Co. , Ltd.	20,600	1,393	Park24 Co. , Ltd.	1,600	40
Danaher Corp.	6,497	658	Paychex, Inc.	754	51
Danone SA	6,636	572	PHH Corp. (Æ)	45,122	405
Daseke, Inc. (Æ)	14,028	189	Primax Electronics, Ltd.	64,000	182
Deere & Co.	1,685	280	Qualicorp SA	27,405	263
DHT Holdings, Inc.	57,329	198	Raytheon Co.	3,237	676
Diana Shipping, Inc. (Æ)	118,094	449	Rentokil Initial PLC	310,822	1,311
DSV A/S	4,263	351	Republic Services, Inc. Class A	6,330	436
East Japan Railway Co.	22,700	2,266	Safran SA	3,696	417
Eaton Corp. PLC	18,691	1,569	Sanyo Electric Railway Co. , Ltd.	12,100	308
Emerson Electric Co.	2,055	148	Scorpio Tankers, Inc.	201,495	536
Euronav NV	22,357	190	Shin-Keisei Electric Railway Co. , Ltd.	600	12
Expeditors International of Washington,	483	31	Sinotruk, Ltd.	441,000	580
Inc.			Stanley Black & Decker, Inc.	380	63
Fortive Corp.	519	39	StealthGas, Inc. (Æ)(Þ)	81,243	353
FreightCar America, Inc. (Þ)	39,313	612	Stobart Group, Ltd.	61,445	205
Fuji Kyuko Co. , Ltd.	5,000	149	Takara Printing Co. , Ltd.	7,700	123
Generac Holdings, Inc. (Æ)	6,534	320	Team, Inc. (Æ)	38,507	655
General Dynamics Corp.	2,586	575	Textron, Inc.	3,336	196
GKN PLC	5,945	36	Transurban Group - ADR(Æ)(Þ)	299,304	2,897
Golden Ocean Group, Ltd. (Æ)	14,970	133	Trimble Navigation, Ltd. (Æ)	23,510	1,037
Great Lakes Dredge & Dock Corp. (Æ)(Þ)	127,405	599	Tsakos Energy Navigation, Ltd.	120,950	441
Grupo Aeroportuario del Pacifico SAB de	27,309	286	Turk Hava Yollari AO(Æ)	300,556	1,319
CV Class B			Tutor Perini Corp. (Æ)	31,182	772

See accompanying notes which are an integral part of this quarterly report.

418 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Union Pacific Corp.	9,761	1,303	Nexon Co. , Ltd. (Æ)	27,500	914
United Continental Holdings, Inc. (Æ)	4,046	274	Nintendo Co. , Ltd.	1,100	484
United Technologies Corp.	4,844	669	Nokia OYJ - ADR	432,602	2,081
Vinci SA	12,297	1,328	NTT DOCOMO, Inc.	4,000	99
Waste Management, Inc.	5,199	460	NVC Lighting Holdings, Ltd.	2,401,000	230
Weir Group PLC (The)	21,398	671	NVIDIA Corp.	2,826	695
Wendel SA	554	103	Ooma, Inc. (Æ)(Þ)	23,518	241
WESCO International, Inc. (Æ)	4,543	310	Oracle Corp.	44,776	2,310
West Japan Railway Co.	4,900	369	Oracle Corp. Japan	700	57
Wilh Wilhelmsen Holding ASA Class A	1,700	56	Pegatron Corp.	304,000	824
WorleyParsons, Ltd. (Æ)	19,482	228	QAD, Inc. Class A(Þ)	4,076	176
Xerox Corp.	10,522	359	QUALCOMM, Inc.	4,133	282
Yangzijiang Shipbuilding Holdings, Ltd.	392,000	477	Realtek Semiconductor Corp.	400,000	1,600
YRC Worldwide, Inc. (Æ)	41,734	666	Red Hat, Inc. (Æ)	5,279	694
Zuiko Corp.	1,700	58	Ribbon Communications, Inc. (Æ)	26,432	184
		77,858	Salesforce. com, Inc. (Æ)	8,639	984
			Samsung Electronics Co. , Ltd.	3,734	8,749
Technology - 5.4%			SAP SE - ADR	5,652	640
Acacia Communications, Inc. (Æ)	10,335	381	ServiceNow, Inc. (Æ)	5,545	825
Adobe Systems, Inc. (Æ)	17,901	3,576	SK Hynix, Inc.	15,181	1,047
Aerohive Networks, Inc. (Æ)	91,521	376	Sony Corp.	9,600	460
Alibaba Group Holding, Ltd. - ADR(Æ)	25,360	5,180	Splunk, Inc. (Æ)	3,647	337
Alphabet, Inc. Class A(Æ)	4,002	4,730	Taiwan Semiconductor Manufacturing	15,753	714
Alphabet, Inc. Class C(Æ)	2,943	3,443	Co. , Ltd. - ADR
			Taiwan Semiconductor Manufacturing
Amdocs, Ltd.	6,329	433		193,000	1,691
			Co. , Ltd.
Amphenol Corp. Class A	4,007	372	Tencent Holdings, Ltd.	66,315	3,926
Ansys, Inc. (Æ)	316	51	Texas Instruments, Inc.	2,037	223
Apple, Inc.	24,280	4,065	Trade Desk, Inc. (The) Class A(Æ)	2,586	125
ARC Document Solutions, Inc. (Æ)(Þ)	53,792	130	Tripod Technology Corp.	162,000	522
ASML Holding NV	4,575	927	UBISOFT Entertainment(Æ)	6,122	524
Autodesk, Inc. (Æ)	9,060	1,048	UT Group Co. , Ltd. (Æ)	26,200	858
Avnet, Inc.	6,885	293	VASCO Data Security International, Inc.
Baidu, Inc. - ADR(Æ)	8,906	2,199		11,299	163
			(Æ)
Broadcom, Ltd.	4,845	1,202	Veeco Instruments, Inc. (Æ)	8,969	149
CA, Inc.	844	30	Web. com Group, Inc. (Æ)	16,351	380
Capgemini SE	1,120	149	Winbond Electronics Corp.	1,146,000	933
China Unicom Hong Kong, Ltd. (Æ)	2,318,000	3,474	Workday, Inc. Class A(Æ)	6,711	805
Cisco Systems, Inc.	22,840	949	Yandex NV Class A(Æ)	15,070	584
Corning, Inc.	24,229	756
Criteo SA - ADR(Æ)	33,802	805			93,717
Diebold Nixdorf, Inc.	21,567	398
Facebook, Inc. Class A(Æ)	27,400	5,120	Utilities - 3.5%
Han's Laser Technology Industry Group			ALLETE, Inc.	13,858	1,004
Co. , Ltd. Class A	87,700	688	Alliant Energy Corp.	20,071	798
Harris Corp.	245	39	Alpiq Holding AG(Æ)	1,257	98
Hewlett Packard Enterprise Co.	4,549	75	Ameren Corp.	6,051	343
Hikari Tsushin, Inc.	700	102	American Electric Power Co. , Inc.	11,309	778
Hua Hong Semiconductor, Ltd. (Þ)	476,000	949	American Water Works Co. , Inc.	1,963	163
Infosys, Ltd. - ADR	51,995	936	Aqua America, Inc.	7,259	263
Intel Corp.	65,804	3,168	AT&T, Inc.	58,993	2,209
International Business Machines Corp.	4,886	800	Atmos Energy Corp.	2,591	215
Just Eat PLC(Æ)	46,273	536	Avangrid, Inc.	7,360	359
KCOM Group PLC	108,355	135	Avista Corp.	8,447	425
KEYW Holding Corp. (The)(Æ)	51,321	344	Black Hills Corp.	2,578	143
LG Display Co. , Ltd.	17,209	520	CenterPoint Energy, Inc.	9,682	273
LG Innotek Co. , Ltd.	4,636	547	Centrais Eletricas Brasileiras SA(Æ)	493,134	3,147
Liberty Latin America, Ltd. Class A(Æ)	67,492	1,516	Chesapeake Utilities Corp.	1,114	82
Mail. Ru Group, Ltd. - GDR(Æ)	10,931	358	China Mobile, Ltd.	69,000	728
Manhattan Associates, Inc. (Æ)	51,934	2,743	Cia de Saneamento Basico do Estado de	48,649	556
Microchip Technology, Inc.	5,977	569	Sao Paulo(Æ)
Microsoft Corp.	12,117	1,151	CMS Energy Corp.	9,446	423
Mitsubishi Electric Corp.	37,300	684	Consolidated Edison, Inc.	7,880	633
Moneysupermarket. com Group PLC	16,671	80	Delek Energy Systems, Ltd.	199	78
MYOB Group, Ltd.	103,978	286	Deutsche Telekom AG	18,945	332
Nanya Technology Corp.	346,000	942	Dominion Energy, Inc.	39,458	3,016
NetEase, Inc. - ADR	2,974	952	DTE Energy Co.	4,998	528

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 419

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Duke Energy Corp.	7,904	620	Volkswagen AG
Edison International	6,507	407	1.277% (Ÿ)		193		42
El Paso Electric Co.	7,455	389
Electricite de France SA	166,896	2,294	Financial Services - 0.2%
Enagas SA	8,684	237	Bank of America Corp.
Enbridge, Inc.	48,660	1,782	7.250%		300		379
Encana Corp.	73,216	906	Itau Unibanco Holding SA
Enel SpA	9,432	60	5.774% (Ÿ)		150,306		2,466
Energias de Portugal SA	52,189	183
Engie SA	15,403	267	Wells Fargo & Co.
Entergy Corp.	3,211	253	7.500%		300		384
Etablissements Maurel et Prom(Æ)	27,855	129					3,229
Eversource Energy(Æ)	11,024	696	Materials and Processing - 0.1%
Exelon Corp.	9,032	348	Gerdau SA
Extraction Oil & Gas, Inc. (Æ)	19,704	278	0.347% (Ÿ)		382,156		1,727
Federal Grid PJSC	462,076,891	1,438
Freenet AG	10,085	386	Technology - 0.1%
Gran Tierra Energy, Inc. (Æ)	89,782	248	Samsung Electronics Co. , Ltd.
Great Plains Energy, Inc.	55,425	1,725	2.133% (Ÿ)		755		1,500
Hawaiian Electric Industries, Inc.	16,205	553
Hydro One, Ltd. (Þ)	44,806	809	Utilities - 0.0%
Idacorp, Inc.	3,125	270	Centrais Eletricas Brasileiras SA
Kansai Electric Power Co. , Inc. (The)	24,600	306	6.273% (Ÿ)		20,587		153
KDDI Corp.	13,800	349
KT Corp.	16,414	456	Total Preferred Stocks
KT Corp. - ADR	66,530	995
LG Uplus Corp.	20,970	281	(cost $5,665)				6,651
Manx Telecom PLC	47,767	130
MDU Resources Group, Inc.	2,072	55	Options Purchased - 0.7%
MEG Energy Corp. Class A(Æ)	314,871	1,424	(Number of Contracts)
National Grid PLC	342,424	3,921	Fannie Mae Bonds
			JPMorgan Chase Mar 2018 98.46
NextEra Energy, Inc.	19,155	3,035		USD	97,000	(ÿ)	287
			Call (1)
Nippon Telegraph & Telephone Corp.	2,300	110	JPMorgan Chase Mar 2018 101.25
NiSource, Inc.	43,003	1,061		USD	9,000	(ÿ)	22
			Call (1)
NorthWestern Corp.	7,039	382	S&P 500 Index
OGE Energy Corp.	13,673	440	Goldman Sachs May 2018
ONE Gas, Inc.	1,174	83	2,875.00 Call (2,001)	USD	575,288	(ÿ)	10,654
Osaka Gas Co. , Ltd.	61,000	1,214	Swaptions
PG&E Corp.	58,732	2,492	(Counterparty, Fund Receives/Fund
Pinnacle West Capital Corp.	4,614	369	Pays, Notional, Termination Date)
PNM Resources, Inc.	7,114	271	(Barclays, USD 0.475%/CDX Investment
Portland General Electric Co.	12,050	510	Grade Index, USD 3,500, 12/20/22)
Power Assets Holdings, Ltd.	139,000	1,236	Barclays Mar 2018 0.00 Call (1)		3,500	(ÿ)	3
PPL Corp.	13,433	428	(Citigroup, iTraxx Europe Index/EUR
Public Service Enterprise Group, Inc.	6,111	317	0.425%, EUR 1,650, 12/20/22)
Resolute Energy Corp. (Æ)	8,442	286	Citigroup Mar 2018 0.00 Call (1)		1,650	(ÿ)	1
RusHydro PJSC	97,104,996	1,254	(Citigroup, USD 2.195%/USD 3 Month
Scottish & Southern Energy PLC	47,699	884	LIBOR, USD 2,000, 03/07/28)
			JPMorgan Chase Mar 2018 0.00
Sempra Energy	5,252	562			2,000	(ÿ)	—
			Call (1)
Southern Co. (The)	44,437	2,005	(Citigroup, USD 2.391%/USD 3 Month
Spire, Inc.	1,141	76	LIBOR, USD 5,334, 02/12/28)
Turkcell Iletisim Hizmetleri AS	192,056	799	JPMorgan Chase Feb 2018 0.00
UGI Corp.	29,124	1,333	Call (1)		5,334	(ÿ)	—
Vectren Corp.	1,252	76	(Citigroup, USD 2.442%/USD 3 Month
Verbund AG Class A	6,513	180	LIBOR, USD 2,000, 02/27/28)
Verizon Communications, Inc.	13,329	721	JPMorgan Chase Feb 2018 0.00		2,000	(ÿ)	—
Vistra Energy Corp. (Æ)	13,949	272	Call (1)
WEC Energy Group, Inc. (Æ)	6,757	434	(Citigroup, USD 2.443%/USD 3 Month
Xcel Energy, Inc.	12,418	567	LIBOR, USD 4,001, 03/14/28)
			JPMorgan Chase Mar 2018 0.00
		60,186	Call (1)		4,001	(ÿ)	2
			(Citigroup, USD 2.493%/USD 3 Month
Total Common Stocks			LIBOR, USD 4,001, 02/16/28)
(cost $646,723)		718,770	JPMorgan Chase Feb 2018 0.00		4,001	(ÿ)	1
Preferred Stocks - 0.4%			Call (1)
Consumer Discretionary - 0.0%			(Citigroup, USD 2.637%/USD 3 Month
			LIBOR, USD 2,667, 02/22/28)

See accompanying notes which are an integral part of this quarterly report.

420 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$

JPMorgan Chase Feb 2018 0.00	2,667	(ÿ)	4	Total Options Purchased
Call (1)				(cost $12,445)			11,605
(Citigroup, USD 2.692%/USD 3 Month
LIBOR, USD 2,667, 02/22/28)
JPMorgan Chase Feb 2018 0.00				Warrants & Rights - 0.0%
Call (1)	2,667	(ÿ)	8	Warrants and Rights - 0.0%
(Goldman Sachs, USD 2.444%/USD 3				UniCredit SpA(Æ)
Month LIBOR, USD 4,001, 02/15/28)				2018 Rights	17,408		—
JPMorgan Chase Feb 2018 0.00	4,001	(ÿ)	—
Call (1)				Total Warrants & Rights
(Goldman Sachs, USD 2.552%/USD 3				(cost $—)			—
Month LIBOR, USD 2,000, 02/27/28)
JPMorgan Chase Feb 2018 0.00				Short-Term Investments - 30.9%
Call (1)	2,000	(ÿ)	2	Ares Capital Corp.
(Goldman Sachs, USD 2.566%/USD 3				4.375% due 01/15/19	252		255
Month LIBOR, USD 4,001, 02/28/28)				Brookdale Senior Living, Inc.
JPMorgan Chase Feb 2018 0.00				2.750% due 06/15/18	560		556
	4,001	(ÿ)	4
Call (1)				Chart Industries, Inc.
(Goldman Sachs, USD 2.617%/USD 3				2.000% due 08/01/18	90		90
Month LIBOR, USD 2,000, 02/27/28)				Golden Ocean Group, Ltd.
JPMorgan Chase Feb 2018 0.00	2,000	(ÿ)	3	3.070% due 01/30/19	200		192
Call (1)				GSV Capital Corp.
(Goldman Sachs, USD 2.629%/USD 3				5.250% due 09/15/18	300		303
Month LIBOR, USD 4,001, 02/28/28)
JPMorgan Chase Feb 2018 0.00				Navistar International Corp.
Call (1)	4,001	(ÿ)	8	4.500% due 10/15/18	215		224
(JP Morgan, USD 2.322%/USD 3 Month				PDL BioPharma, Inc.
LIBOR, USD 2,667, 03/07/28)				4.000% due 02/01/18	251		251
JPMorgan Chase Feb 2018 0.00				Resource Capital Corp.
Call (1)	2,667	(ÿ)	—	6.000% due 12/01/18	350		354
(JP Morgan, USD 2.380%/USD 3 Month				Shutterfly, Inc.
LIBOR, USD 2,000, 02/15/28)				0.250% due 05/15/18	142		153
JPMorgan Chase Feb 2018 0.00	2,000	(ÿ)	—	Sprint Communications, Inc.
Call (1)				9.000% due 11/15/18 (Þ)	80		84
(Morgan Stanley, USD 2.500%/USD 3				U. S. Cash Management Fund (@)	509,932,325	(8)	509,981
Month LIBOR, USD 4,001, 02/22/28)				United States Treasury Bills
JPMorgan Chase Feb 2018 0.00	4,001	(ÿ)	1	0.000% due 02/01/18 (ç)(~)	2,569		2,569
Call (1)				0.980% due 02/08/18 (ç)(~)	1,455		1,455
(Morgan Stanley, USD 2.572%/USD 3				1.111% due 02/15/18 (ç)(~)	879		879
Month LIBOR, USD 5,334, 02/22/28)				1.308% due 03/01/18 (ç)(~)	500		499
JPMorgan Chase Feb 2018 0.00	5,334	(ÿ)	4	1.308% due 03/01/18 (~)	5,400		5,394
Call (1)
(Morgan Stanley, USD 2.646%/USD 3				1.252% due 03/08/18 (ç)(~)	263		263
Month LIBOR, USD 4,001, 03/02/28)				1.294% due 03/15/18 (ç)(~)	16		16
JPMorgan Chase Feb 2018 0.00				1.393% due 04/19/18 (~)	3,535		3,525
Call (1)	4,001	(ÿ)	10	1.433% due 04/26/18 (~)	9		9
(Citigroup, USD 3 Month LIBOR/USD				1.460% due 05/03/18 (~)	1,400		1,395
2.669%, USD 4,001, 03/14/28)				1.456% due 05/10/18 (~)	273		272
JPMorgan Chase Mar 2018 0.00	4,001	(ÿ)	48	1.487% due 05/24/18 (~)	1,838		1,830
Put (1)				1.509% due 06/07/18 (~)	786		782
(Citigroup, USD 3 Month LIBOR/USD				1.515% due 06/14/18 (~)	899		894
2.675%, USD 4,001, 02/14/18)				VEREIT, Inc.
JPMorgan Chase Feb 2018 0.00	4,001	(ÿ)	35	3.000% due 08/01/18	419		419
Put (1)				Yandex NV
(Goldman Sachs, USD 3 Month LIBOR/				1.125% due 12/15/18	323		324
USD 2.615%, USD 4,001, 02/15/28)
JPMorgan Chase Feb 2018 0.00				Total Short-Term Investments
Put (1)	4,001	(ÿ)	51	(cost $532,941)			532,968
(Morgan Stanley, USD 3 Month LIBOR/				Total Investments 100.1%
USD 2.660%, USD 4,001, 02/22/28)				(identified cost $1,650,657)			1,727,275
JPMorgan Chase Feb 2018 0.00	40,007	(ÿ)	412
Put (1)
(Morgan Stanley, USD 3 Month LIBOR/				Other Assets and Liabilities,
USD 2.742%, USD 5,334, 02/22/28)				Net - (0.1%)			(1,041)
JPMorgan Chase Feb 2018 0.00	5,334	(ÿ)	31
Put (1)				Net Assets - 100.0%			1,726,234
(Morgan Stanley, USD 3 Month LIBOR/
USD 2.834%, USD 4,001, 03/02/28)
JPMorgan Chase Feb 2018 0.00	4,001	(ÿ)	14
Put (1)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 421

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.5%
Astarta Holding NV	03/10/17	PLN	10,731	15.33	164	184
Bear Creek Mining Corp.	05/19/17	CAD	129,963	1.79	233	220
Dundee Corp.	03/10/17	CAD	132,445	2.69	357	280
Gabriel Resources, Ltd.	03/10/17	CAD	1,928,014	0.28	534	627
Luks Group Vietnam Holdings Co. , Ltd.	03/10/17	HKD	468,000	0.34	161	149
Lundin Gold, Inc.	03/10/17	CAD	212,826	4.15	884	882
MHP SE	03/19/15		88,258	10.41	918	1,236
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		818,000	82.93	678	682
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		200,000	71.53	143	150
Morgan Stanley Capital I Trust	08/21/17		338,000	87.30	295	293
Morgan Stanley Capital I Trust	07/26/17		200,000	89.60	179	161
NewStar Financial, Inc.	12/26/17		19,324	0.54	10	10
Protek PJSC	03/10/17	RUB	140,372	1.81	254	282
Sprott, Inc.	03/10/17	CAD	543,404	1.74	948	1,272
UBS-Barclays Commercial Mortgage Trust	10/18/17		220,000	69.34	153	153
Uranium Participation Corp.	03/10/17	CAD	416,425	2.94	1,225	1,320
						7,901
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

422 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
ABILITY Network, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, 1st Lien Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I, LLC Term Loan B	USD 1 Month LIBOR	5.500
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
ASP AMC Merger Sub, Inc.	USD 3 Month LIBOR	3.500
Assicurazioni Generali SpA	3 Month EURIBOR	5.350
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Asurion LLC Term Loan B	USD 1 Month LIBOR	3.000
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
	EUR Swap Annual (versus 6 Month EURIBOR) 10
AXA SA	Year Rate	3.900
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bank of Ireland	Year Rate	6.956
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Bass Pro Group LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.000
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Belron SA Term Loan B	USD 3 Month LIBOR	2.500
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
Berry Plastics Group, Inc Term Loan M	ST	0.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
BJ's Wholesale Club, Inc. 2nd Lien Term Loan	USD 2 Month LIBOR	7.500
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
BPCE SA	USD 3 Month LIBOR	1.220
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 423

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
BWAY Holding Co. Term Loan B	USD 3 Month LIBOR	3.250
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.250
Caesars Entertainment Operating Co. Term Loan	USD 1 Month LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Capital Automotive L. P. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital Automotive LP 2nd Lien Term Loan	USD 1 Month LIBOR	6.000
Casablanca US Holdings, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	4.750
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating Group, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Chemours Co. (The) Term Loan B	USD 1 Month LIBOR	2.500
CIT Group, Inc.	USD 3 Month LIBOR	3.972
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
ConvergeOne Holdings Corp. Term Loan B	USD 3 Month LIBOR	4.750
Coral US Co. Borrower LLC Term Loan B	USD 1 Month LIBOR	3.500
Cortes NP Acquisition Corp. Term Loan B	USD 1 Month LIBOR	4.000
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Dell International LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Delta 2 Lux Sarl Covenant-Lite Term Loan B3	USD 1 Week LIBOR	3.000
Deutsche Postbank Funding Trust I	EURIBOR ICE Swap Rate	0.025
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	5.080
DPABS Trust	USD 3 Month LIBOR	1.250
DuPage Medical Group, Ltd. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
E. W. Scripps Co. (The) 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Eldorado Resorts, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
	GBP Swap Semiannual (versus 6 Month LIBOR) 13
Electricite de France SA	Year Rate	3.958
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
Employbridge LLC Term Loan	USD 3 Month LIBOR	6.500
Enbridge, Inc.	USD 3 Month LIBOR	7.780
Enbridge, Inc.	USD 3 Month LIBOR	3.418
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Envision Healthcare Corp. Term Loan B	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of this quarterly report.

424 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Everi Payments, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Ferrovial Netherlands BV	Year Rate	2.127
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Focus Financial Partners LLC 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freedom Mortgage Corp. Term Loan	USD 6 Month LIBOR	5.500
Frontier Communications Corp. Term Loan B	USD 1 Month LIBOR	3.750
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Getty Images, Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 425

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.550
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 12 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.600
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.200
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000

See accompanying notes which are an integral part of this quarterly report.

426 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 12 Month LIBOR	0.000
Ginnie Mae REMICS	USD 1 Month LIBOR	0.000
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor and Company of the Bank of Ireland	Year Rate	6.956
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Groupama SA	3 Month EURIBOR	5.770
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Hertz Global Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Intralinks, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.250
Kraton Polymers LLC Term Loan	USD 1 Month LIBOR	3.000
Learfield Communications, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
MH Sub I, LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I, LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Moran Foods LLC Term Loan	USD 1 Month LIBOR	6.000
MORSCO, Inc. Term Loan B	USD 1 Week LIBOR	7.000
Navistar International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NeuStar, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	3.750
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 6 Month LIBOR	0.188
NPC International, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	4.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 427

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Primeline Utility Services LLC 1st Lien Term Loan B	USD 1 Month LIBOR	5.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	U. K. Government Bonds 5 Year Note Generic Bid
RSA Insurance Group PLC	Yield	3.852
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Santander UK Group Holdings PLC	Year Rate	5.543
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 1 Month LIBOR	3.250
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Sesac Holdco II LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Solera LLC Term Loan B	USD 1 Month LIBOR	3.250
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.000
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Spectrum Brands, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Spring Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
SS&C Technologies, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.250
SS&C Technologies, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tencent Holdings, Ltd.	USD 3 Month LIBOR	0.605
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 2 Month LIBOR	3.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Total SA	Year Rate	1.861
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransDigm, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750
Travelport Finance (Luxembourg) SARL Term Loan D	USD 3 Month LIBOR	2.750
TruGreen, LP Term Loan	USD 3 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.464

See accompanying notes which are an integral part of this quarterly report.

428 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
United Airlines, Inc. Term Loan	USD 3 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 3 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
Veresen Midstream, Ltd. Term Loan B	USD 3 Month LIBOR	3.000
VICI Properties 1 LLC Term Loan B	USD 1 Month LIBOR	2.250
W3 Co. Term Loan B	USD 3 Month LIBOR	6.000
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 429

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	106	EUR	11,850	02/18	(26)
Australia 10 Year Bond Futures	703	AUD	89,697	03/18	(1,496)
CAC40 Euro Index Futures	637	EUR	34,911	02/18	(217)
DAX Index Futures	96	EUR	31,636	03/18	53
Dow U. S. Real Estate Index Futures	551	USD	17,191	03/18	21
EURO STOXX 50 Index Futures	599	EUR	21,564	03/18	142
FTSE 100 Index Futures	97	GBP	7,243	03/18	60
FTSE/MIB Index Futures	75	EUR	8,811	03/18	331
Hang Seng Index Futures	13	HKD	21,349	02/18	18
IBEX 35 Index Futures	103	EUR	10,753	02/18	(1)
MSCI Singapore IX ETS Futures	413	SGD	16,646	02/18	(176)
OMXS30 Index Futures	455	SEK	72,345	02/18	(172)
S&P Financial Select Sector Index Futures	445	USD	40,729	03/18	2,736
S&P Utilities Select Sector Index Futures	3	USD	154	03/18	(13)
TOPIX Index Futures	449	JPY	8,259,354	03/18	2,039
United States 2 Year Treasury Note Futures	30	USD	6,397	03/18	(22)
United States 5 Year Treasury Note Futures	72	USD	8,259	03/18	(88)
United States 10 Year Treasury Note Futures	1,143	USD	138,964	03/18	(3,620)
United States Long Bond Futures	8	USD	1,183	03/18	(31)
United States Ultra Treasury Bond Futures	6	USD	972	03/18	(23)
Short Positions
Euro-Bobl Futures	4	EUR	522	03/18	1
Euro-Bund Futures	329	EUR	52,251	03/18	1,706
Long Gilt Futures	401	GBP	48,978	03/18	1,276
MSCI EAFE Mini Index Futures	97	USD	10,406	03/18	(628)
MSCI Emerging Markets Mini Index Futures	1,482	USD	93,203	03/18	(10,817)
NASDAQ 100 E-Mini Futures	152	USD	21,165	03/18	(908)
Russell 1000 E-Mini Index Futures	258	USD	20,145	03/18	(1,045)
Russell 2000 E-Mini Index Futures	676	USD	53,269	03/18	(1,637)
S&P 400 E-Mini Index Futures	138	USD	26,968	03/18	(731)
S&P 500 E-Mini Index Futures	2,510	USD	354,638	03/18	(21,110)
S&P/TSX 60 Index Futures	68	CAD	12,825	03/18	60
SPI 200 Index Futures	70	AUD	10,467	03/18	24
United States 2 Year Treasury Note Futures	77	USD	16,419	03/18	96
United States 10 Year Treasury Note Futures	35	USD	4,256	03/18	94
United States Long Bond Futures	36	USD	5,321	03/18	85
United States Ultra Treasury Bond Futures	6	USD	972	03/18	19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(34,000)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	98.46	USD	97,000	03/06/18	(871)
Fannie Mae Bonds	JPMorgan Chase	Put	1	101.25	USD	9,000	03/06/18	(64)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.478%/USD 3 Month
LIBOR, USD 2,000, 02/12/28	JPMorgan Chase	Call	1	0.00		2,000	02/08/18	—
Citigroup, USD 2.556%/USD 3 Month
LIBOR, USD 2,000, 03/14/28	JPMorgan Chase	Call	1	0.00		2,000	03/12/18	(3)
Citigroup, USD 2.584%/USD 3 Month
LIBOR, USD 2,000, 02/16/28	JPMorgan Chase	Call	1	0.00		2,000	02/20/18	(2)
Citigroup, USD 2.747%/USD 3 Month
LIBOR, USD 2,667, 02/22/28	JPMorgan Chase	Call	1	0.00		2,667	02/20/18	(13)
Goldman Sachs, USD 2.530%/USD
3 Month LIBOR, USD 2,000,
02/15/28	JPMorgan Chase	Call	1	0.00		2,000	02/13/18	—

See accompanying notes which are an integral part of this quarterly report.

430 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount	Date	$
Goldman Sachs, USD 2.682%/USD
3 Month LIBOR, USD 2,000,
02/27/28	JPMorgan Chase	Call	1	0.00	2,000	02/23/18	(6)
Goldman Sachs, USD 2.692%/USD
3 Month LIBOR, USD 4,001,
02/28/28	JPMorgan Chase	Call	1	0.00	4,001	02/26/18	(14)
Morgan Stanley, USD 2.580%/USD
3 Month LIBOR, USD 2,000,
02/22/28	JPMorgan Chase	Call	1	0.00	2,000	02/14/18	(1)
Morgan Stanley, USD 2.740%/USD
3 Month LIBOR, USD 2,000,
03/02/28	JPMorgan Chase	Call	1	0.00	2,000	02/28/18	(11)
Barclays, CDX Investment Grade
Index/USD 0.475%, USD 3,500,
12/20/22	Barclays	Put	1	0.00	3,500	03/21/18	(5)
Barclays, iTraxx Crossover Index/EUR
2.625%, EUR 250, 12/20/22	Barclays	Put	1	0.00	250	02/21/18	—
Citigroup, iTraxx Europe Index/EUR
0.500%, EUR 1,650, 12/20/22	Citigroup	Put	1	0.00	1,650	03/21/18	(1)
Citigroup, USD 2.695%/USD 3 Month
LIBOR, USD 2,000, 03/07/28	JPMorgan Chase	Put	1	0.00	2,000	03/05/18	(20)
Citigroup, USD 3 Month LIBOR/USD
2.478%, USD 2,000, 02/12/28	JPMorgan Chase	Put	1	0.00	2,000	02/08/18	(48)
Citigroup, USD 3 Month LIBOR/USD
2.556%, USD 2,000, 03/14/28	JPMorgan Chase	Put	1	0.00	2,000	02/13/18	(39)
Citigroup, USD 3 Month LIBOR/USD
2.584%, USD 2,000, 02/16/28	JPMorgan Chase	Put	1	0.00	2,000	02/14/18	(30)
Citigroup, USD 3 Month LIBOR/USD
2.743%, USD 2,000, 02/27/28	JPMorgan Chase	Put	1	0.00	2,000	02/23/18	(13)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.53%, USD 2,000, 02/15/28	JPMorgan Chase	Put	1	0.00	2,000	03/12/18	(39)
JP Morgan, USD 3 Month LIBOR/USD
2.622%, USD 2,667, 02/07/28	JPMorgan Chase	Put	1	0.00	2,667	02/20/18	(28)
JP Morgan, USD 3 Month LIBOR/USD
2.680%, USD 2,000, 02/15/28	JPMorgan Chase	Put	1	0.00	2,000	02/13/18	(16)
Morgan Stanley, USD 2.657%/USD
3 Month LIBOR, USD 2,667,
02/22/28	JPMorgan Chase	Put	1	0.00	2,667	02/20/18	(5)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.580%, USD 2,000,
02/22/28	JPMorgan Chase	Put	1	0.00	2,000	02/02/18	(32)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.657%, USD 2,667,
02/22/28	JPMorgan Chase	Put	1	0.00	2,667	02/05/18	(30)
Morgan Stanley, USD 3 Month LIBOR/
USD 2.740%, USD 2,000,
03/02/28	JPMorgan Chase	Put	1	0.00	2,000	02/28/18	(14)
Total Liability for Options Written (premiums received $819)							(1,305)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	USD	2,350	AUD	2,897	02/07/18	(15)
Bank of America	USD	2	CAD	2	02/01/18	—
Bank of America	USD	3,072	CAD	3,773	02/07/18	(4)
Bank of America	USD	2,075	CAD	2,664	03/22/18	92
Bank of America	USD	2,487	CHF	2,319	02/07/18	6
Bank of America	USD	2,644	CHF	2,605	03/22/18	165
Bank of America	USD	11,260	EUR	9,035	02/07/18	(38)
Bank of America	USD	12,170	EUR	10,254	03/22/18	602
Bank of America	USD	5,862	GBP	4,138	02/07/18	14
Bank of America	USD	3,008	GBP	2,235	03/22/18	172
Bank of America	USD	3,363	HKD	26,294	02/07/18	(1)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 431

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,658	HKD	20,722	03/22/18	(6)
Bank of America	USD	8,145	JPY	886,541	02/07/18	(22)
Bank of America	USD	3,074	JPY	344,547	03/22/18	91
Bank of America	USD	3,323	MXN	64,145	03/22/18	97
Bank of America	USD	112	SEK	943	03/22/18	8
Bank of America	USD	337	SGD	455	03/22/18	10
Bank of America	AUD	2,877	USD	2,249	02/07/18	(69)
Bank of America	AUD	2,897	USD	2,350	03/07/18	15
Bank of America	AUD	4,940	USD	3,713	03/22/18	(267)
Bank of America	CAD	3,793	USD	3,025	02/07/18	(58)
Bank of America	CAD	3,773	USD	3,072	03/07/18	4
Bank of America	CHF	2,316	USD	2,379	02/07/18	(110)
Bank of America	CHF	2,319	USD	2,492	03/07/18	(6)
Bank of America	EUR	9,101	USD	10,938	02/07/18	(365)
Bank of America	EUR	244	USD	286	02/23/18	(17)
Bank of America	EUR	3,431	USD	4,024	02/23/18	(242)
Bank of America	EUR	9,035	USD	11,280	03/07/18	39
Bank of America	GBP	3,840	USD	5,198	02/07/18	(256)
Bank of America	GBP	4,138	USD	5,868	03/07/18	(14)
Bank of America	HKD	26,440	USD	3,386	02/07/18	5
Bank of America	HKD	26,294	USD	3,365	03/07/18	1
Bank of America	JPY	877,550	USD	7,808	02/07/18	(233)
Bank of America	JPY	886,541	USD	8,156	03/07/18	21
Bank of Montreal	USD	2,350	AUD	2,897	02/07/18	(15)
Bank of Montreal	USD	3,075	CAD	3,773	02/07/18	(7)
Bank of Montreal	USD	2,485	CHF	2,319	02/07/18	7
Bank of Montreal	USD	11,261	EUR	9,035	02/07/18	(39)
Bank of Montreal	USD	4,768	EUR	3,880	02/26/18	57
Bank of Montreal	USD	10,250	EUR	8,343	02/26/18	123
Bank of Montreal	USD	5,864	GBP	4,138	02/07/18	13
Bank of Montreal	USD	4,770	GBP	3,454	02/26/18	138
Bank of Montreal	USD	10,255	GBP	7,425	02/26/18	296
Bank of Montreal	USD	3,363	HKD	26,294	02/07/18	(1)
Bank of Montreal	USD	8,144	JPY	886,541	02/07/18	(21)
Bank of Montreal	AUD	2,897	USD	2,349	03/07/18	15
Bank of Montreal	CAD	3,773	USD	3,075	03/07/18	7
Bank of Montreal	CHF	4,557	USD	4,742	02/26/18	(163)
Bank of Montreal	CHF	8,431	USD	8,772	02/26/18	(301)
Bank of Montreal	CHF	2,319	USD	2,490	03/07/18	(8)
Bank of Montreal	EUR	9,035	USD	11,280	03/07/18	38
Bank of Montreal	GBP	4,138	USD	5,870	03/07/18	(13)
Bank of Montreal	HKD	26,294	USD	3,365	03/07/18	1
Bank of Montreal	JPY	886,541	USD	8,156	03/07/18	20
Barclays	USD	161	EUR	134	02/23/18	6
Barclays	USD	347	EUR	287	02/23/18	10
Barclays	EUR	131	USD	163	02/23/18	—
BNP Paribas	USD	101	EUR	85	02/23/18	5
BNP Paribas	EUR	121	USD	143	02/23/18	(7)
Citibank	USD	2,350	AUD	2,897	02/07/18	(15)
Citibank	USD	251	AUD	311	03/07/18	—
Citibank	USD	39	BRL	125	02/02/18	1
Citibank	USD	3,071	CAD	3,773	02/07/18	(4)
Citibank	USD	350	CAD	430	03/07/18	—
Citibank	USD	2,075	CAD	2,664	03/22/18	93
Citibank	USD	2,486	CHF	2,319	02/07/18	7
Citibank	USD	123	CHF	114	03/07/18	—
Citibank	USD	2,647	CHF	2,605	03/22/18	162
Citibank	USD	11,254	EUR	9,035	02/07/18	(32)
Citibank	USD	138	EUR	114	02/23/18	4
Citibank	USD	268	EUR	224	02/23/18	10
Citibank	USD	12,179	EUR	10,254	03/22/18	592
Citibank	USD	5,862	GBP	4,138	02/07/18	14
Citibank	USD	540	GBP	380	03/07/18	—

See accompanying notes which are an integral part of this quarterly report.

432 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	3,009	GBP	2,235	03/22/18	171
Citibank	USD	3,363	HKD	26,294	02/07/18	(1)
Citibank	USD	2,658	HKD	20,722	03/22/18	(6)
Citibank	USD	8,148	JPY	886,541	02/07/18	(25)
Citibank	USD	3,077	JPY	344,547	03/22/18	87
Citibank	USD	66,938	JPY	7,287,930	03/22/18	4
Citibank	USD	3,324	MXN	64,145	03/22/18	96
Citibank	USD	20	PEN	65	06/01/18	—
Citibank	USD	125	PHP	6,470	05/31/18	1
Citibank	USD	14	SEK	112	03/07/18	—
Citibank	USD	112	SEK	943	03/22/18	8
Citibank	USD	337	SGD	455	03/22/18	10
Citibank	ARS	10,776	USD	563	03/15/18	25
Citibank	AUD	2,877	USD	2,248	02/07/18	(70)
Citibank	AUD	2,897	USD	2,350	03/07/18	15
Citibank	AUD	4,940	USD	3,712	03/22/18	(267)
Citibank	BRL	125	USD	38	05/03/18	(1)
Citibank	CAD	3,793	USD	3,025	02/07/18	(59)
Citibank	CAD	3,773	USD	3,072	03/07/18	3
Citibank	CAD	965	USD	777	04/20/18	(9)
Citibank	CHF	2,316	USD	2,381	02/07/18	(108)
Citibank	CHF	2,319	USD	2,491	03/07/18	(7)
Citibank	EUR	9,101	USD	10,936	02/07/18	(368)
Citibank	EUR	192	USD	236	02/23/18	(3)
Citibank	EUR	200	USD	237	02/23/18	(11)
Citibank	EUR	342	USD	417	02/23/18	(8)
Citibank	EUR	3,470	USD	4,072	02/23/18	(242)
Citibank	EUR	393	USD	489	03/07/18	—
Citibank	EUR	9,035	USD	11,273	03/07/18	31
Citibank	GBP	3,840	USD	5,195	02/07/18	(259)
Citibank	GBP	4,138	USD	5,868	03/07/18	(14)
Citibank	GBP	1,460	USD	2,063	04/20/18	(16)
Citibank	GBP	1,480	USD	2,091	04/20/18	(16)
Citibank	HKD	26,440	USD	3,386	02/07/18	5
Citibank	HKD	8,430	USD	1,078	03/07/18	—
Citibank	HKD	26,294	USD	3,365	03/07/18	1
Citibank	JPY	877,550	USD	7,810	02/07/18	(231)
Citibank	JPY	30,649	USD	281	03/07/18	—
Citibank	JPY	886,541	USD	8,159	03/07/18	24
Citibank	MXN	150,030	USD	8,010	03/22/18	13
Citibank	PEN	65	USD	20	02/27/18	—
Citibank	PHP	6,470	USD	126	02/26/18	—
Citibank	SEK	140,683	USD	17,588	02/26/18	(293)
Citibank	SGD	157	USD	120	03/07/18	—
Commonwealth Bank of Australia	USD	2,076	CAD	2,664	03/22/18	91
Commonwealth Bank of Australia	USD	2,647	CHF	2,605	03/22/18	162
Commonwealth Bank of Australia	USD	4,772	EUR	3,880	02/26/18	53
Commonwealth Bank of Australia	USD	10,259	EUR	8,343	02/26/18	114
Commonwealth Bank of Australia	USD	12,178	EUR	10,254	03/22/18	595
Commonwealth Bank of Australia	USD	4,771	GBP	3,454	02/26/18	137
Commonwealth Bank of Australia	USD	10,257	GBP	7,425	02/26/18	295
Commonwealth Bank of Australia	USD	3,004	GBP	2,235	03/22/18	175
Commonwealth Bank of Australia	USD	2,658	HKD	20,722	03/22/18	(6)
Commonwealth Bank of Australia	USD	3,077	JPY	344,547	03/22/18	88
Commonwealth Bank of Australia	USD	3,326	MXN	64,145	03/22/18	93
Commonwealth Bank of Australia	USD	112	SEK	943	03/22/18	8
Commonwealth Bank of Australia	USD	337	SGD	455	03/22/18	10
Commonwealth Bank of Australia	AUD	2,877	USD	2,249	02/07/18	(70)
Commonwealth Bank of Australia	AUD	4,940	USD	3,713	03/22/18	(266)
Commonwealth Bank of Australia	CAD	3,793	USD	3,026	02/07/18	(58)
Commonwealth Bank of Australia	CHF	2,316	USD	2,380	02/07/18	(109)
Commonwealth Bank of Australia	CHF	4,557	USD	4,745	02/26/18	(160)
Commonwealth Bank of Australia	CHF	8,431	USD	8,778	02/26/18	(296)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 433

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	EUR	9,101	USD	10,938	02/07/18	(365)
Commonwealth Bank of Australia	GBP	3,840	USD	5,195	02/07/18	(259)
Commonwealth Bank of Australia	HKD	26,440	USD	3,386	02/07/18	5
Commonwealth Bank of Australia	JPY	877,550	USD	7,809	02/07/18	(231)
Deutsche Bank	USD	39	BRL	125	02/02/18	1
Deutsche Bank	BRL	125	USD	38	05/03/18	(1)
Goldman Sachs	USD	1,868	TRY	8,082	11/13/18	111
HSBC	USD	39	BRL	125	02/02/18	1
HSBC	USD	720	COP	2,054,935	02/28/18	3
HSBC	USD	720	COP	2,054,935	02/28/18	3
HSBC	USD	745	HKD	5,818	02/27/18	(1)
HSBC	USD	158	MXN	3,082	02/12/18	7
HSBC	USD	2,125	MXN	40,229	02/12/18	33
HSBC	USD	20	PEN	65	02/27/18	—
HSBC	USD	123	PHP	6,470	02/26/18	3
HSBC	USD	196	PLN	675	05/07/18	6
HSBC	USD	1,264	PLN	4,368	05/07/18	44
HSBC	USD	1,258	RON	4,800	03/08/18	24
HSBC	USD	939	RUB	53,749	05/31/18	3
HSBC	USD	557	SGD	739	05/04/18	7
HSBC	USD	314	TRY	1,360	11/13/18	19
HSBC	USD	106	ZAR	1,569	03/08/18	26
HSBC	ARS	12,601	USD	660	03/15/18	31
HSBC	BRL	313	USD	97	02/02/18	(2)
HSBC	BRL	125	USD	38	05/03/18	(1)
HSBC	COP	351,728	USD	115	02/28/18	(9)
HSBC	COP	1,703,208	USD	558	02/28/18	(40)
HSBC	COP	2,054,935	USD	715	06/01/18	(3)
HSBC	COP	2,054,935	USD	715	06/01/18	(3)
HSBC	IDR	220,825	USD	16	04/30/18	(1)
HSBC	IDR	1,805,951	USD	130	04/30/18	(4)
HSBC	IDR	1,806,471	USD	130	04/30/18	(4)
HSBC	IDR	1,815,960	USD	130	04/30/18	(5)
HSBC	IDR	1,817,260	USD	130	04/30/18	(5)
HSBC	ILS	2,593	USD	743	04/09/18	(17)
HSBC	MXN	8,281	USD	441	02/12/18	(4)
HSBC	MXN	11,938	USD	620	02/12/18	(20)
HSBC	RUB	53,749	USD	950	02/26/18	(3)
HSBC	TRY	4,137	USD	1,062	05/03/18	(10)
HSBC	ZAR	1,043	USD	72	03/08/18	(16)
HSBC	ZAR	10,088	USD	736	03/08/18	(110)
JPMorgan Chase	USD	511	ARS	9,353	03/15/18	(44)
JPMorgan Chase	USD	1,397	CZK	30,051	02/27/18	81
JPMorgan Chase	USD	70	GBP	50	03/21/18	1
JPMorgan Chase	USD	752	HKD	5,853	02/27/18	(3)
JPMorgan Chase	USD	70	RUB	4,144	02/26/18	3
JPMorgan Chase	USD	845	RUB	49,605	02/26/18	35
JPMorgan Chase	CLP	37,149	USD	60	04/20/18	(2)
JPMorgan Chase	CZK	25,792	USD	1,197	02/27/18	(72)
JPMorgan Chase	EUR	9,200	USD	10,931	03/21/18	(527)
JPMorgan Chase	GBP	4,500	USD	6,056	03/21/18	(345)
JPMorgan Chase	HUF	44,074	USD	165	04/09/18	(12)
JPMorgan Chase	MXN	2,446	USD	130	02/12/18	(1)
JPMorgan Chase	RON	681	USD	172	03/08/18	(10)
JPMorgan Chase	THB	20,435	USD	616	02/28/18	(37)
JPMorgan Chase	ZAR	2,218	USD	160	03/08/18	(26)
JPMorgan Chase	ZAR	5,036	USD	365	03/08/18	(58)
Morgan Stanley	USD	361	EUR	294	02/23/18	4
Morgan Stanley	EUR	203	USD	245	02/23/18	(7)
Nomura	USD	39	BRL	125	02/02/18	1
Nomura	USD	109	ZAR	1,616	03/08/18	27
Nomura	BRL	125	USD	38	05/03/18	(1)
Royal Bank of Canada	USD	2,350	AUD	2,897	02/07/18	(15)

See accompanying notes which are an integral part of this quarterly report.

434 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	3,071	CAD	3,773	02/07/18	(4)
Royal Bank of Canada	USD	2,486	CHF	2,319	02/07/18	7
Royal Bank of Canada	USD	11,249	EUR	9,035	02/07/18	(28)
Royal Bank of Canada	USD	5,863	GBP	4,138	02/07/18	13
Royal Bank of Canada	USD	3,362	HKD	26,294	02/07/18	(1)
Royal Bank of Canada	USD	8,145	JPY	886,541	02/07/18	(22)
Royal Bank of Canada	USD	17,404	NZD	23,889	02/26/18	196
Royal Bank of Canada	AUD	2,877	USD	2,249	02/07/18	(70)
Royal Bank of Canada	AUD	2,897	USD	2,350	03/07/18	15
Royal Bank of Canada	CAD	3,793	USD	3,026	02/07/18	(58)
Royal Bank of Canada	CAD	3,773	USD	3,072	03/07/18	3
Royal Bank of Canada	CHF	2,316	USD	2,380	02/07/18	(109)
Royal Bank of Canada	CHF	19,595	USD	20,396	02/26/18	(694)
Royal Bank of Canada	CHF	2,319	USD	2,491	03/07/18	(7)
Royal Bank of Canada	EUR	9,101	USD	10,934	02/07/18	(368)
Royal Bank of Canada	EUR	9,035	USD	11,268	03/07/18	27
Royal Bank of Canada	GBP	3,840	USD	5,194	02/07/18	(259)
Royal Bank of Canada	GBP	4,138	USD	5,870	03/07/18	(13)
Royal Bank of Canada	HKD	26,440	USD	3,386	02/07/18	5
Royal Bank of Canada	HKD	26,294	USD	3,365	03/07/18	1
Royal Bank of Canada	JPY	877,550	USD	7,809	02/07/18	(231)
Royal Bank of Canada	JPY	886,541	USD	8,156	03/07/18	21
Royal Bank of Canada	NZD	27,763	USD	20,226	02/26/18	(227)
Standard Chartered	IDR	1,807,000	USD	130	04/30/18	(4)
Standard Chartered	IDR	1,807,000	USD	130	04/30/18	(4)
Standard Chartered	IDR	1,815,960	USD	130	04/30/18	(5)
Standard Chartered	IDR	1,818,170	USD	130	04/30/18	(5)
State Street	USD	17,486	AUD	21,965	02/26/18	212
State Street	USD	4,003	AUD	5,310	03/22/18	275
State Street	USD	63	CAD	79	02/07/18	1
State Street	USD	2,076	CAD	2,664	03/22/18	92
State Street	USD	2,647	CHF	2,605	03/22/18	162
State Street	USD	6,963	CNY	46,320	03/22/18	376
State Street	USD	14,927	CNY	94,860	03/22/18	103
State Street	USD	249	EUR	200	02/02/18	(1)
State Street	USD	316	EUR	263	02/07/18	10
State Street	USD	345	EUR	288	02/23/18	13
State Street	USD	240	EUR	200	03/21/18	9
State Street	USD	6,044	EUR	5,090	03/22/18	295
State Street	USD	12,175	EUR	10,254	03/22/18	596
State Street	USD	122	GBP	90	03/21/18	6
State Street	USD	143	GBP	100	03/21/18	—
State Street	USD	3,003	GBP	2,235	03/22/18	177
State Street	USD	75	HKD	583	02/07/18	—
State Street	USD	2,658	HKD	20,722	03/22/18	(6)
State Street	USD	20,145	ILS	68,713	02/26/18	(29)
State Street	USD	2,263	INR	147,500	03/22/18	42
State Street	USD	3,076	JPY	344,547	03/22/18	89
State Street	USD	6,902	KRW	7,392,234	02/07/18	21
State Street	USD	3,324	MXN	64,145	03/22/18	95
State Street	USD	1,049	MYR	4,280	03/22/18	47
State Street	USD	5,089	SEK	39,898	02/07/18	(26)
State Street	USD	112	SEK	943	03/22/18	8
State Street	USD	821	SGD	1,097	02/07/18	16
State Street	USD	3,971	SGD	5,194	02/07/18	(12)
State Street	USD	337	SGD	455	03/22/18	10
State Street	USD	213	TWD	6,276	02/07/18	3
State Street	USD	5,423	TWD	158,278	02/07/18	9
State Street	AUD	81	USD	63	02/07/18	(2)
State Street	AUD	4,940	USD	3,711	03/22/18	(268)
State Street	BRL	4,760	USD	1,426	03/22/18	(61)
State Street	CHF	14	USD	14	02/07/18	(1)
State Street	CNY	184,449	USD	27,620	03/22/18	(1,605)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 435

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	DKK	106,923	USD	17,650	02/26/18	(215)
State Street	EUR	74	USD	87	02/23/18	(4)
State Street	EUR	100	USD	120	03/21/18	(4)
State Street	EUR	200	USD	250	03/21/18	1
State Street	EUR	5,800	USD	7,010	03/22/18	(214)
State Street	GBP	1,190	USD	1,608	02/07/18	(82)
State Street	GBP	75	USD	106	03/21/18	—
State Street	HKD	23,450	USD	3,004	03/22/18	3
State Street	HKD	39,030	USD	5,008	03/22/18	13
State Street	ILS	31,959	USD	9,370	02/26/18	14
State Street	JPY	35,965	USD	320	02/07/18	(10)
State Street	JPY	451,100	USD	3,998	03/22/18	(146)
State Street	KRW	86,609	USD	81	02/07/18	—
State Street	KRW	7,305,625	USD	6,800	02/07/18	(42)
State Street	KRW	199,890	USD	187	03/07/18	—
State Street	KRW	7,392,234	USD	6,904	03/07/18	(22)
State Street	KRW	19,319,960	USD	17,696	03/22/18	(410)
State Street	RUB	759,680	USD	12,655	03/22/18	(778)
State Street	SEK	922	USD	113	02/07/18	(4)
State Street	SEK	38,976	USD	4,764	02/07/18	(184)
State Street	SEK	39,898	USD	5,099	03/07/18	24
State Street	SGD	6,291	USD	4,710	02/07/18	(86)
State Street	SGD	5,194	USD	3,973	03/07/18	11
State Street	TWD	164,554	USD	5,524	02/07/18	(123)
State Street	TWD	6,104	USD	210	03/07/18	—
State Street	TWD	158,278	USD	5,433	03/07/18	(6)
State Street	TWD	8,822	USD	296	03/22/18	(8)
UBS	USD	302	ARS	5,810	03/15/18	(12)
UBS	USD	39	BRL	125	02/02/18	1
UBS	USD	89	MXN	1,740	02/12/18	4
UBS	USD	93	MXN	1,845	02/12/18	6
UBS	USD	1,263	PLN	4,368	05/07/18	44
UBS	BRL	313	USD	97	02/02/18	(2)
UBS	BRL	125	USD	38	05/03/18	(1)
UBS	EUR	313	USD	379	04/04/18	(11)
UBS	HKD	5,864	USD	751	02/27/18	1
UBS	MXN	22,845	USD	1,179	02/12/18	(46)
UBS	ZAR	1,850	USD	148	03/08/18	(7)
Westpac	USD	9,412	JPY	1,041,443	02/26/18	140
Westpac	NOK	74,966	USD	9,533	02/26/18	(198)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(5,365)

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Goldman Sachs Commodity i-Select
Strategy 1046	Goldman Sachs	USD	32,501	1 Month LIBOR(1)	02/02/18	—	804	804
Goldman Sachs Commodity i-Select
Strategy 1046	Goldman Sachs	USD	18,687	1 Month LIBOR(1)	02/02/18	—	462	462
Total Open Total Return Swap Contracts (å)						—	1,266	1,266

See accompanying notes which are an integral part of this quarterly report.

436 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
Barclays	USD	10,422	Three Month LIBOR(2)		2.204	%(3)	01/16/20	—	23	23
Barclays	USD	8,723	Three Month LIBOR(2)		2.261	%(3)	01/26/20	—	11	11
Barclays	USD	8,723	Three Month LIBOR(2)		2.259	%(3)	01/26/20	—	11	11
Barclays	USD	2,507	Three Month LIBOR(2)		2.284	%(3)	01/29/20	—	2	2
Barclays	USD	14,304	2.302	%(3)	Three Month LIBOR(2)		01/30/20	—	(7)	(7)
Barclays	USD	279,038	Three Month LIBOR(2)		2.100	%(3)	03/21/20	446	1,140	1,586
Barclays	USD	23,736	2.300	%(3)	Three Month LIBOR(2)		03/21/23	(63)	(303)	(366)
Barclays	USD	2,479	Three Month LIBOR(2)		2.358	%(3)	12/20/27	—	84	84
Barclays	USD	8,514	2.312	%(3)	Three Month LIBOR(2)		12/22/27	—	(321)	(321)
Barclays	USD	17,028	Three Month LIBOR(2)		2.404	%(3)	12/22/27	—	505	505
Barclays	USD	8,810	2.469	%(3)	Three Month LIBOR(2)		12/27/27	—	(212)	(212)
Barclays	USD	5,984	2.438	%(3)	Three Month LIBOR(2)		01/04/28	—	(161)	(161)
Barclays	USD	5,984	2.414	%(3)	Three Month LIBOR(2)		01/04/28	—	(174)	(174)
Barclays	USD	8,514	2.320	%(3)	Three Month LIBOR(2)		01/05/28	—	(318)	(318)
Barclays	USD	17,028	Three Month LIBOR(2)		2.424	%(3)	01/05/28	—	480	480
Barclays	USD	697	2.457	%(3)	Three Month LIBOR(2)		01/10/28	—	(18)	(18)
Barclays	USD	6,066	Three Month LIBOR(2)		2.503	%(3)	01/11/28	—	129	129
Barclays	USD	16,979	Three Month LIBOR(2)		2.573	%(3)	01/12/28	—	257	257
Barclays	USD	4,538	2.560	%(3)	Three Month LIBOR(2)		01/16/28	—	(74)	(74)
Barclays	USD	1,534	Three Month LIBOR(2)		2.575	%(3)	01/19/28	—	23	23
Barclays	USD	3,919	Three Month LIBOR(2)		2.581	%(3)	01/19/28	—	57	57
Barclays	USD	1,906	Three Month LIBOR(2)		2.607	%(3)	01/22/28	—	23	23
Barclays	USD	4,579	Three Month LIBOR(2)		2.616	%(3)	01/22/28	—	52	52
Barclays	USD	1,530	Three Month LIBOR(2)		2.656	%(3)	01/23/28	—	12	12
Barclays	USD	1,530	Three Month LIBOR(2)		2.651	%(3)	01/23/28	—	13	13
Barclays	USD	5,375	Three Month LIBOR(2)		2.676	%(3)	01/23/28	—	33	33
Barclays	USD	396	2.677	%(3)	Three Month LIBOR(2)		01/26/28	—	(2)	(2)
Barclays	USD	396	2.677	%(3)	Three Month LIBOR(2)		01/26/28	—	(2)	(2)
Barclays	USD	229	Three Month LIBOR(2)		2.690	%(3)	01/29/28	—	1	1
Barclays	USD	3,997	2.672	%(3)	Three Month LIBOR(2)		01/30/28	—	(26)	(26)
Barclays	USD	160	Three Month LIBOR(2)		2.420	%(3)	01/31/28	—	5	5
Barclays	USD	6,425	Three Month LIBOR(2)		2.739	%(3)	01/31/28	—	4	4
Barclays	USD	1,999	2.412	%(3)	Three Month LIBOR(2)		02/01/28	—	(59)	(59)
Barclays	USD	3,998	Three Month LIBOR(2)		2.526	%(3)	02/01/28	—	78	78
Barclays	USD	4,076	Three Month LIBOR(2)		2.726	%(3)	02/02/28	—	—	—
Barclays	USD	5,554	2.747	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	10,368	2.760	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	10,369	2.754	%(3)	Three Month LIBOR(2)		02/02/28	—	—	—
Barclays	USD	1,362	Three Month LIBOR(2)		2.573	%(3)	02/05/28	—	21	21
Barclays	USD	827	Three Month LIBOR(2)		2.473	%(3)	02/07/28	—	20	20
Barclays	USD	1,467	Three Month LIBOR(2)		2.478	%(3)	02/12/28	—	35	35
Barclays	USD	653	Three Month LIBOR(2)		2.530	%(3)	02/15/28	—	13	13
Barclays	USD	227	Three Month LIBOR(2)		2.747	%(3)	02/22/28	—	—	—
Barclays	USD	147	Three Month LIBOR(2)		2.683	%(3)	02/27/28	—	1	1
Barclays	USD	827	Three Month LIBOR(2)		2.592	%(3)	02/27/28	—	12	12
Barclays	USD	293	Three Month LIBOR(2)		2.693	%(3)	02/28/28	—	2	2
Barclays	USD	440	Three Month LIBOR(2)		2.445	%(3)	03/07/28	—	12	12
Barclays	USD	36,746	Three Month LIBOR(2)		2.450	%(3)	03/21/28	43	975	1,018

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 437

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
Barclays	USD	3,113	2.682	%(3)	Three Month LIBOR(2)		01/16/48	—	(89)	(89)
Barclays	USD	11,806	2.550	%(3)	Three Month LIBOR(2)		03/21/48	(178)	(503)	(681)
Citigroup	EUR	600	1.059	%(4)	Six Month EUROBOR(3)		02/01/28	—	—	—
JPMorgan Chase	HUF	383,299	Six Month BUBOR(3)		0.833	%(4)	11/22/22	—	14	14
Total Open Interest Rate Swap Contracts (å)								248	1,779	2,027

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
										Unrealized
			Implied			Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell	Credit			Receives		Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate		Date	$	$	$
AES Corporation	Goldman Sachs	Sell	1.335%	USD	600	5.000	%(2)	06/20/23	101	7	108
Ally Financial Inc.	Goldman Sachs	Sell	1.149%	USD	100	5.000	%(2)	06/20/23	19	—	19
Anglo American PLC	BNP Paribas	Sell	1.396%	EUR	250	5.000	%(2)	12/20/24	62	11	73
Anglo American PLC	Credit Suisse	Sell	1.396%	EUR	250	5.000	%(2)	12/20/24	63	10	73
ArcelorMittal	Goldman Sachs	Sell	0.269%	EUR	450	5.000	%(2)	06/20/19	28	9	37
Avis	Goldman Sachs	Sell	3.228%	USD	400	5.000	%(2)	06/20/23	32	1	33
Calpine	JPMorgan Chase	Sell	3.233%	USD	400	5.000	%(2)	06/20/23	30	3	33
Canadian Natural
Resources	Goldman Sachs	Sell	0.823%	USD	160	1.000	%(2)	06/20/24	(6)	8	2
Canadian Natural
Resources	Goldman Sachs	Sell	0.823%	USD	170	1.000	%(2)	06/20/24	(5)	7	2
Canadian Natural
Resources	BNP Paribas	Sell	0.890%	USD	170	1.000	%(2)	12/20/24	(6)	7	1
Canadian Natural
Resources	BNP Paribas	Sell	0.890%	USD	100	1.000	%(2)	12/20/24	(4)	5	1
CenturyLink, Inc.	Credit Suisse	Sell	4.345%	USD	650	1.000	%(2)	06/20/23	(102)	5	(97)
Fiat S. p. A.	JPMorgan Chase	Sell	1.533%	EUR	450	5.000	%(2)	06/20/23	90	11	101
Glencore International
AG	Barclays	Purchase	1.062%	EUR	200	(5.000	%)(2)	12/20/22	(42)	(5)	(47)
Goodyear Tire & Rubber
Co.	Goldman Sachs	Sell	1.351%	USD	300	5.000	%(2)	06/20/23	54	—	54
International Lease
Finance Co.	Citigroup	Sell	0.955%	USD	900	5.000	%(2)	12/20/24	208	16	224
Intesa Sanpaolo S. p. A.	Citigroup	Sell	0.508%	EUR	285	1.000	%(2)	06/20/22	4	4	8
Intesa Sanpaolo S. p. A.	Citigroup	Sell	0.508%	EUR	135	1.000	%(2)	06/20/22	1	3	4
JCPenny Co.	Goldman Sachs	Sell	8.903%	USD	250	5.000	%(2)	12/20/22	(22)	(13)	(35)
L Brands, Inc.	Goldman Sachs	Sell	2.371%	USD	225	1.000	%(2)	06/20/24	(22)	5	(17)
L Brands, Inc.	Goldman Sachs	Sell	2.371%	USD	150	1.000	%(2)	06/20/24	(15)	4	(11)
NRG Energy	Goldman Sachs	Sell	1.939%	USD	270	5.000	%(2)	12/20/22	26	11	37
NRG Energy, Inc.	Goldman Sachs	Sell	1.939%	USD	250	5.000	%(2)	12/20/22	25	9	34
Telecom Italia SPA	Goldman Sachs	Sell	0.282%	EUR	300	1.000	%(2)	06/20/19	—	4	4
Tenet Healthcare Corp.	Goldman Sachs	Sell	5.054%	USD	60	5.000	%(2)	06/20/23	(2)	2	—
UniCredit S. p. A.	Citigroup	Sell	0.495%	EUR	285	1.000	%(2)	06/20/22	2	6	8
UniCredit S. p. A.	Citigroup	Sell	0.495%	EUR	140	1.000	%(2)	06/20/22	1	3	4
Viacom	Citigroup	Sell	0.900%	USD	375	1.000	%(2)	12/20/22	(12)	14	2
Weatherford
International Ltd.	Goldman Sachs	Sell	4.905%	USD	175	1.000	%(2)	06/20/23	(35)	5	(30)
Total Open Corporate Issues Contracts									473	152	625

See accompanying notes which are an integral part of this quarterly report.

438 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
										Unrealized
			Implied			Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell	Credit			Receives		Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate		Date	$	$	$

Credit Indices
CDX NA High Yield
Index	Bank of America	Sell		USD	164,000	1.000	%(2)	12/20/22	3,216	732	3,948
CDX NA High Yield
Index	Bank of America	Purchase		USD	970	(1.000	%)(2)	12/20/22	5	1	6
CDX NA High Yield
Index	Bank of America	Sell		USD	22,500	5.000	%(2)	12/20/22	1,980	(98)	1,882
CMBX NA Index	Bank of America	Sell		USD	22	3.000	%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	Credit Suisse	Sell		USD	98	3.000	%(2)	05/11/63	(14)	(1)	(15)
CMBX NA Index	Credit Suisse	Sell		USD	2,522	3.000	%(2)	05/11/63	(433)	59	(374)
CMBX NA Index	Credit Suisse	Sell		USD	4,477	3.000	%(2)	05/11/63	(721)	57	(664)
CMBX NA Index	Credit Suisse	Sell		USD	199	3.000	%(2)	05/11/63	(31)	1	(30)
CMBX NA Index	Credit Suisse	Sell		USD	590	3.000	%(2)	05/11/63	(99)	11	(88)
CMBX NA Index	Deutsche Bank	Sell		USD	4,479	3.000	%(2)	05/11/63	(752)	88	(664)
CMBX NA Index	Goldman Sachs	Sell		USD	1,844	3.000	%(2)	05/11/63	(305)	31	(274)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000	%(2)	05/11/63	(726)	58	(668)
CMBX NA Index	Goldman Sachs	Sell		USD	130	3.000	%(2)	05/11/63	(20)	1	(19)
CMBX NA Index	JPMorgan Chase	Sell		USD	162	3.000	%(2)	05/11/63	(23)	(1)	(24)
CMBX NA Index	JPMorgan Chase	Sell		USD	100	3.000	%(2)	05/11/63	(14)	(1)	(15)
CMBX NA Index	JPMorgan Chase	Sell		USD	333	3.000	%(2)	05/11/63	(53)	4	(49)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(180)	22	(158)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(182)	24	(158)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	5	(82)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,477	3.000	%(2)	05/11/63	(720)	56	(664)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,100	3.000	%(2)	05/11/63	(173)	10	(163)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,383	3.000	%(2)	05/11/63	(647)	—	(647)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	5	(82)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,500	3.000	%(2)	05/11/63	(723)	55	(668)
CMBX NA Index	JPMorgan Chase	Sell		USD	8,767	3.000	%(2)	05/11/63	(1,284)	—	(1,284)
iTraxx Europe Crossover
Index	JPMorgan Chase	Purchase		EUR	250	(5.000	%)(2)	12/20/22	(36)	—	(36)
Total Open Credit Indices Contracts (å)									(2,112)	1,119	(993)
Sovereign Issues
										Unrealized
			Implied			Fund (Pays)/			Premiums	Appreciation
		Purchase/Sell	Credit			Receives		Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Notional Amount		Fixed Rate		Date	$	$	$

Mexico International Government Bond	Barclays	Purchase		USD	300	(1.000	%)(2)	12/20/22	2	(2)	—
Mexico International Government Bond	Merrill Lynch	Purchase		USD	315	(1.000	%)(2)	12/20/22	2	(2)	—
Total Open Sovereign Issues Contracts									4	(4)	—
Total Open Credit Default Swap Contracts (å)									(1,635)	1,267	(368)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 439

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$2,442	$—	$—	$2,442
Corporate Bonds and Notes	—	49,013	—	—	49,013
Financial Services	—	704	—	—	704
International Debt	—	38,929	—	—	38,929
Loan Agreements	—	113,409	—	—	113,409
Mortgage-Backed Securities	—	189,897	7,288	—	197,185
Non-US Bonds	—	55,523	—	—	55,523
United States Government Treasuries	—	76	—	—	76
Common Stocks
Consumer Discretionary	55,974	34,578	—	—	90,552
Consumer Staples	17,365	9,073	—	—	26,438
Energy	25,726	12,696	—	—	38,422
Financial Services	139,976	97,681	10	—	237,667
Health Care	29,617	13,503	—	—	43,120
Materials and Processing	24,552	26,258	—	—	50,810
Producer Durables	34,443	43,415	—	—	77,858
Technology	60,422	33,295	—	—	93,717
Utilities	42,836	17,350	—	—	60,186
Preferred Stocks	5,109	1,542	—	—	6,651
Options Purchased	10,654	951	—	—	11,605
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	22,987	—	509,981	532,968
Total Investments	446,674	763,322	7,298	509,981	1,727,275
Other Assets and Liabilities, Net

Other Financial Instruments
Assets
Futures Contracts	8,761	—	—	—	8,761
Foreign Currency Exchange Contracts	—	8,972	—	—	8,972
Total Return Swap Contracts	—	1,266	—	—	1,266
Interest Rate Swap Contracts	—	4,537	—	—	4,537
Credit Default Swap Contracts	—	6,698	—	—	6,698
A
Liabilities
Futures Contracts	(42,761)	—	—	—	(42,761)
Options Written	—	(1,305)	—	—	(1,305)
Foreign Currency Exchange Contracts	(37)	(14,300)	—	—	(14,337)
Interest Rate Swap Contracts	—	(2,510)	—	—	(2,510)
Credit Default Swap Contracts	—	(7,066)	—	—	(7,066)
Total Other Financial Instruments*	$(34,037)	$(3,708)	$—	$—	$(37,745)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of this quarterly report.

440 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	3,956
Australia	14,412
Austria	2,229
Belgium	1,279
Bermuda	5,179
Brazil	19,535
Canada	33,627
Cayman Islands	16,488
Chile	1,380
China	37,239
Colombia	3,636
Curacao	56
Czech Republic	1,252
Denmark	5,848
Finland	3,064
France	26,108
Germany	14,949
Greece	890
Guernsey	892
Hong Kong	23,381
Hungary	1,900
Iceland	1,047
India	6,482
Indonesia	4,899
Ireland	5,429
Isle of Man	130
Israel	2,147
Italy	6,662
Japan	43,812
Jersey	2,572
Kazakhstan	396
Liechtenstein	153
Luxembourg	5,811
Malaysia	1,456
Marshall Islands	1,820
Mauritius	315
Mexico	6,654
Monaco	306
Netherlands	7,462
Norway	4,832
Panama	476
Peru	1,036
Poland	1,713
Portugal	429
Puerto Rico	1,413
Russia	16,959
Singapore	3,901
South Africa	10,033
South Korea	32,491

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 441

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Spain	7,934
Sweden	4,936
Switzerland	7,118
Taiwan	9,712
Thailand	4,375
Turkey	7,210
Ukraine	1,453
United Arab Emirates	1,113
United Kingdom	36,334
United States	1,256,401
Virgin Islands, British	2,553
Total Investments	1,727,275

See accompanying notes which are an integral part of this quarterly report.

442 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Vista Outdoor, Inc. (Æ)	4,298	65
Consumer Discretionary - 14.2%			Wal-Mart Stores, Inc. ( ì)	7,913	843
Advance Auto Parts, Inc.	343	40	Walt Disney Co. (The)( ì)	7,083	770
Amazon. com, Inc. (ì)(Æ)	1,570	2,278	Whirlpool Corp.	556	101
AMC Networks, Inc. Class A(Æ)	208	11	Williams-Sonoma, Inc.	266	14
AutoNation, Inc. (Æ)	793	48	Wyndham Worldwide Corp.	1,432	178
Best Buy Co. , Inc.	2,196	160	Wynn Resorts, Ltd.	346	57
CarMax, Inc. (Æ)	2,143	153			14,513
Comcast Corp. Class A(ì)	25,348	1,078
Costco Wholesale Corp.	2,530	493	Consumer Staples - 6.0%
Dick's Sporting Goods, Inc.	336	11	Altria Group, Inc. ( ì)	12,245	861
Dillard's, Inc. Class A	2,907	196	Bunge, Ltd.	647	51
Dollar General Corp.	1,953	201	Campbell Soup Co.	2,795	130
DR Horton, Inc.	2,712	133	Coca-Cola Co. (The)( ì)	15,397	733
eBay, Inc. (Æ)	5,211	211	Colgate-Palmolive Co.	3,651	271
Expedia, Inc.	525	67	Constellation Brands, Inc. Class A	748	164
Fitbit, Inc. Class A(Æ)	11,794	61	CVS Health Corp.	6,101	480
Ford Motor Co.	20,117	221	Herbalife, Ltd. (Æ)	359	30
Fortune Brands Home & Security, Inc.	621	44	Hormel Foods Corp.	4,652	160
GameStop Corp. Class A	6,563	110	Kimberly-Clark Corp.	2,441	286
Gap, Inc. (The)	3,571	119	Kraft Heinz Co. (The)	3,176	249
Gentex Corp.	3,254	77	Molson Coors Brewing Co. Class B	1,487	125
Goodyear Tire & Rubber Co. (The)	2,724	95	Mondelez International, Inc. Class A	8,976	399
Graham Holdings Co. Class B	55	33	Nu Skin Enterprises, Inc. Class A	284	20
H&R Block, Inc.	2,631	70	PepsiCo, Inc. ( ì)	7,869	947
Harley-Davidson, Inc.	968	47	Procter & Gamble Co. (The)( ì)	10,632	918
Hasbro, Inc.	1,340	127	Safeway, Inc. (Å)(Æ)(Š)	4,648	2
Home Depot, Inc. (The)( ì)	7,577	1,522	Sprouts Farmers Market, Inc. (Æ)	2,538	71
Interpublic Group of Cos. , Inc. (The)	1,780	39	Tyson Foods, Inc. Class A	2,406	183
Kohl's Corp.	1,853	120			6,080
Lear Corp.	963	186
Leggett & Platt, Inc.	680	32	Energy - 5.1%
Lennar Corp. Class A	954	60	Anadarko Petroleum Corp.	3,083	185
Lennar Corp. Class B	19	1	Andeavor(Æ)	1,113	120
Liberty Interactive Corp. Class A(Æ)	1,594	45	Apache Corp.	2,959	133
Macy's, Inc.	1,319	34	Chesapeake Energy Corp. (Æ)	4,080	14
Madison Square Garden Co. (The) Class A(Æ)	107	23	Chevron Corp. ( ì)	8,561	1,073
McDonald's Corp.	5,189	888	ConocoPhillips	7,943	467
Michael Kors Holdings, Ltd. (Æ)	852	56	EQT Corp.	2,257	123
Murphy USA, Inc. (Æ)	1,379	118	Exxon Mobil Corp. ( ì)	17,426	1,521
Netflix, Inc. (Æ)	1,691	457	First Solar, Inc. (Æ)	501	34
Newell Rubbermaid, Inc.	1,942	51	Halliburton Co.	3,822	205
News Corp. Class A	2,507	43	Helmerich & Payne, Inc.	1,227	88
Nike, Inc. Class B	7,742	528	HollyFrontier Corp.	948	46
Penske Automotive Group, Inc.	414	22	Noble Corp. PLC(Æ)	1,228	6
PulteGroup, Inc.	2,943	94	Occidental Petroleum Corp.	4,249	319
PVH Corp.	797	124	Rowan Cos. PLC Class A(Æ)	5,590	82
Sally Beauty Holdings, Inc. (Æ)	936	15	Schlumberger, Ltd. ( ì)	5,492	404
Scripps Networks Interactive, Inc. Class A	597	52	SM Energy Co.	785	18
Signet Jewelers, Ltd.	633	33	Southwestern Energy Co. (Æ)	2,804	12
Skechers U. S. A. , Inc. Class A(Æ)	972	40	Transocean, Ltd. (Æ)	5,725	62
Starbucks Corp.	6,761	384	Valero Energy Corp.	1,842	177
TEGNA, Inc.	1,865	27	Williams Cos. , Inc. (The)	3,549	111
Thor Industries, Inc.	389	53			5,200
Tiffany & Co.	1,156	123
Time Warner, Inc.	4,477	427	Financial Services - 20.2%
TJX Cos. , Inc.	4,281	344	Affiliated Managers Group, Inc.	809	162
TripAdvisor, Inc. (Æ)	769	27	Alliance Data Systems Corp.	375	96
Twenty-First Century Fox, Inc. Class A	9,594	354	Ally Financial, Inc.	1,926	57
Urban Outfitters, Inc. (Æ)	2,305	79	American Express Co. ( ì)	6,265	623

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 443

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American International Group, Inc.	7,833	501	Simon Property Group, Inc. (ö)	2,011	329
American National Insurance Co.	2,476	313	SL Green Realty Corp. (ö)	803	81
American Tower Corp. (ö)	1,696	250	TD Ameritrade Holding Corp.	4,170	233
Apartment Investment & Management Co.			Torchmark Corp.	2,250	204
Class A(ö)	2,311	97	Total System Services, Inc.	2,437	217
Artisan Partners Asset Management, Inc.			Two Harbors Investment Corp. (ö)	3,792	56
Class A	1,434	56	Unum Group	4,788	255
Assurant, Inc.	1,255	115	US Bancorp	8,925	510
Assured Guaranty, Ltd.	7,821	278	Visa, Inc. Class A(ì)	7,417	921
Bank of America Corp. ( ì)	43,437	1,390	Weingarten Realty Investors(ö)	1,406	42
Berkshire Hathaway, Inc. Class B(ì)(Æ)	7,560	1,621	Wells Fargo & Co. ( ì)	23,294	1,532
Brighthouse Financial, Inc. (Æ)	563	36	Weyerhaeuser Co. (ö)	3,853	145
Cboe Global Markets, Inc.	703	94	White Mountains Insurance Group, Ltd.	79	66
CBRE Group, Inc. Class A(Æ)	2,909	133	WR Berkley Corp.	1,829	133
Chimera Investment Corp. (ö)	445	8	XL Group, Ltd.	3,586	132
Cincinnati Financial Corp.	2,954	227	Zions Bancorporation	3,898	211
Citigroup, Inc. ( ì)	11,469	900			20,595
Comerica, Inc.	912	87
CoreCivic, Inc. (Æ)	2,201	51	Health Care - 11.9%
Credit Acceptance Corp. (Æ)	340	112	Abbott Laboratories(ì)	6,988	434
Crown Castle International Corp. (ö)	1,569	177	AbbVie, Inc. ( ì)	6,443	723
DDR Corp. (ö)	3,346	27	Acadia Healthcare Co. , Inc. (Æ)	954	32
Duke Realty Corp. (ö)	4,212	111	Aetna, Inc.	2,245	419
E*Trade Financial Corp. (Æ)	3,806	201	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	112
Eaton Vance Corp.	3,634	210	Amgen, Inc. ( ì)	2,918	543
Equifax, Inc.	652	81	Baxter International, Inc.	3,624	261
Federal Realty Investment Trust(ö)	676	82	Biogen, Inc. (Æ)	894	311
Federated Investors, Inc. Class B	2,001	69	Bioverativ, Inc. (Æ)	616	63
Fidelity National Information Services, Inc.	1,695	173	Bristol-Myers Squibb Co.	7,410	464
First Hawaiian, Inc.	4,166	120	Bruker Corp.	746	27
FNF Group	4,299	168	Centene Corp. (Æ)	723	78
Goldman Sachs Group, Inc. (The)	2,248	602	Cigna Corp.	1,051	219
Granite Point Mortgage Trust, Inc. (ö)	718	12	Dentsply Sirona, Inc.	2,613	159
Huntington Bancshares, Inc.	10,892	176	DexCom, Inc. (Æ)	534	31
Intercontinental Exchange, Inc.	2,404	178	Eli Lilly & Co.	5,185	422
JPMorgan Chase & Co. ( ì)	16,049	1,856	Envision Healthcare Corp. (Æ)	350	13
Kilroy Realty Corp. (ö)	1,430	102	Express Scripts Holding Co. (Æ)	4,298	340
Lamar Advertising Co. Class A(ö)	451	32	Gilead Sciences, Inc. ( ì)	5,289	443
Legg Mason, Inc.	2,165	92	HCA Healthcare, Inc.	1,896	192
Leucadia National Corp.	2,584	70	Henry Schein, Inc. (Æ)	2,414	183
Lincoln National Corp.	2,048	170	Hill-Rom Holdings, Inc.	428	37
Macerich Co. (The)(ö)	665	43	Humana, Inc.	606	171
MarketAxess Holdings, Inc.	102	20	IDEXX Laboratories, Inc. (Æ)	1,149	215
MasterCard, Inc. Class A	5,899	997	Johnson & Johnson(ì)	10,831	1,497
MetLife, Inc.	5,869	282	LifePoint Health, Inc. (Æ)	2,436	120
Morningstar, Inc.	801	77	Mallinckrodt PLC(Æ)	560	10
Nasdaq, Inc.	2,180	176	MEDNAX, Inc. (Æ)	494	26
Navient Corp.	7,908	113	Medtronic PLC(ì)	7,181	617
Old Republic International Corp.	1,160	25	Merck & Co. , Inc. ( ì)	12,448	738
OneMain Holdings, Inc. (Æ)	486	16	Patterson Cos. , Inc.	1,312	47
PayPal Holdings, Inc. (Æ)	5,039	430	PerkinElmer, Inc.	2,078	167
People's United Financial, Inc.	6,598	130	Pfizer, Inc. ( ì)	24,100	893
Popular, Inc.	7,049	286	Premier, Inc. Class A(Æ)	1,649	53
Public Storage(ö)	857	168	Regeneron Pharmaceuticals, Inc. (Æ)	412	151
Raymond James Financial, Inc.	1,782	172	ResMed, Inc.	905	91
Realty Income Corp. (ö)	1,064	57	United Therapeutics Corp. (Æ)	369	48
RenaissanceRe Holdings, Ltd.	1,137	145	UnitedHealth Group, Inc. ( ì)	5,806	1,375
Santander Consumer USA Holdings, Inc.	6,113	105	Universal Health Services, Inc. Class B	390	47
SBA Communications Corp. (Æ)(ö)	1,024	179	Varex Imaging Corp. (Æ)	514	22
SEI Investments Co.	2,545	191	Varian Medical Systems, Inc. (Æ)	1,286	164

See accompanying notes which are an integral part of this quarterly report.

444 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WellCare Health Plans, Inc. (Æ)	586	123	Oshkosh Corp.	1,097	100
		12,081	Pitney Bowes, Inc.	2,023	29
			Quanta Services, Inc. (Æ)	3,211	124
Materials and Processing - 3.7%			Robert Half International, Inc.	1,651	96
Albemarle Corp.	1,165	130	Rockwell Collins, Inc.	1,435	199
Ball Corp.	2,894	111	Ryder System, Inc.	494	43
Bemis Co. , Inc.	1,486	69	Snap-on, Inc.	769	132
Cabot Corp.	555	37	Southwest Airlines Co.	2,606	158
Domtar Corp.	3,671	189	Spirit Airlines, Inc. (Æ)	2,505	106
DowDuPont, Inc.	12,332	932	Square, Inc. Class A(Æ)	1,552	73
FMC Corp.	1,114	102	Stericycle, Inc. (Æ)	773	58
Freeport-McMoRan, Inc. (Æ)	6,395	125	Terex Corp.	1,361	64
Huntsman Corp.	1,323	46	Textron, Inc.	2,068	121
International Flavors & Fragrances, Inc.	520	78	TransDigm Group, Inc.	332	105
Masco Corp.	3,011	134	Trimble Navigation, Ltd. (Æ)	1,732	76
Monsanto Co.	3,121	380	Trinity Industries, Inc.	6,189	213
Newmont Mining Corp.	2,293	93	Union Pacific Corp. ( ì)	5,723	764
Owens Corning	3,374	314	United Continental Holdings, Inc. (Æ)	1,529	104
Owens-Illinois, Inc. (Æ)	1,379	32	United Parcel Service, Inc. Class B	4,607	587
Packaging Corp. of America	995	125	United Technologies Corp. ( ì)	4,867	672
Platform Specialty Products Corp. (Æ)	1,793	21	Waters Corp. (Æ)	1,268	273
Praxair, Inc.	1,879	303	WESCO International, Inc. (Æ)	1,491	102
Reliance Steel & Aluminum Co.	589	52	Xylem, Inc.	2,411	174
Royal Gold, Inc.	1,227	109			11,820
Sealed Air Corp.	2,145	102
USG Corp. (Æ)	1,916	74	Technology - 19.6%
Vulcan Materials Co.	817	111	Akamai Technologies, Inc. (Æ)	1,200	80
WestRock Co.	1,507	100	Alphabet, Inc. Class A(ì)(Æ)	1,177	1,391
		3,769	Alphabet, Inc. Class C(ì)(Æ)	1,193	1,396
			Analog Devices, Inc.	991	91
Producer Durables - 11.6%			Ansys, Inc. (Æ)	309	50
3M Co. ( ì)	3,900	977	Apple, Inc. ( ì)	21,267	3,561
Accenture PLC Class A	3,182	511	Avnet, Inc.	1,478	63
AECOM(Æ)	197	8	Black Knight, Inc. (Æ)	1,318	65
AGCO Corp.	898	65	Broadcom, Ltd.	1,567	389
Air Lease Corp. Class A	479	23	Cadence Design Systems, Inc. (Æ)	4,151	186
Allison Transmission Holdings, Inc. Class A	500	22	Cars. com, Inc. (Æ)	621	18
Ametek, Inc.	1,190	91	Cisco Systems, Inc. ( ì)	24,318	1,010
Avery Dennison Corp.	1,187	146	CSRA, Inc.	949	32
Boeing Co. (The)( ì)	4,123	1,461	Dolby Laboratories, Inc. Class A	2,646	170
Booz Allen Hamilton Holding Corp. Class A	1,211	47	DXC Technology Co.	1,669	166
Caterpillar, Inc. ( ì)	3,764	613	EchoStar Corp. Class A(Æ)	2,765	169
Chicago Bridge & Iron Co.	2,045	43	Electronic Arts, Inc. (Æ)	2,871	364
Cintas Corp.	713	120	Facebook, Inc. Class A(ì)(Æ)	9,321	1,742
Copa Holdings, SA Class A	729	101	Harris Corp.	882	141
Delta Air Lines, Inc.	3,365	191	Hewlett Packard Enterprise Co.	9,771	160
Emerson Electric Co.	5,220	377	HP, Inc. (Æ)	9,184	214
Flir Systems, Inc.	1,971	101	Inovalon Holdings, Inc. Class A(Æ)	6,491	84
Flowserve Corp.	2,221	101	Intel Corp. ( ì)	18,817	906
General Electric Co. ( ì)	35,023	566	International Business Machines Corp. ( ì)	3,420	560
Honeywell International, Inc.	3,485	556	Lam Research Corp.	1,534	294
IDEX Corp.	1,701	244	Leidos Holdings, Inc.	900	60
Jacobs Engineering Group, Inc.	2,018	140	Liberty Interactive Corp. (Æ)	135	8
JetBlue Airways Corp. (Æ)	2,678	56	Marvell Technology Group, Ltd.	1,954	46
KBR, Inc.	9,983	203	Maxim Integrated Products, Inc.	1,820	111
Kirby Corp. (Æ)	352	26	Micro Focus International PLC - ADR	1,341	41
L3 Technologies, Inc.	1,268	269	Microchip Technology, Inc.	2,413	230
LSC Communications, Inc.	4,111	56	Micron Technology, Inc. (Æ)	7,387	323
Mettler-Toledo International, Inc. (Æ)	350	236	Microsoft Corp. ( ì)	30,999	2,945
Orbital ATK, Inc.	737	97	NVIDIA Corp.	2,130	524

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 445

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal			Fair
	Amount ($) or			Value			Amount ($) or			Value
	Shares			$			Shares			$
Oracle Corp. ( ì)		16,481		850		Goldman Sachs Feb 2018 14.00 Put	USD	190	(ÿ)	23
QUALCOMM, Inc. ( ì)		8,206		560		(136)
						Goldman Sachs Feb 2018 16.00 Put
Skyworks Solutions, Inc.		909		88			USD	326	(ÿ)	67
Tableau Software, Inc. Class A(Æ)		330		25		(204) Goldman Sachs Apr 2018 13.00 Put
Teradyne, Inc.		2,531		116		(136)	USD	177	(ÿ)	20
Texas Instruments, Inc.		4,609		505		Total Options Purchased
Twilio, Inc. Class A(Æ)		1,401		37		(cost $442)				356
VeriSign, Inc. (Æ)		1,322		152
VMware, Inc. Class A(Æ)		362		45	Short	-Term Investments - 3.8%
Yelp, Inc. Class A(Æ)		592		26		U. S. Cash Management Fund(@)		3,904,284	(8)	3,905
				19,994		Total Short-Term Investments
						(cost $3,905)				3,905
Utilities - 4.2%
Ameren Corp.		3,737		212		Total Investments 100.6%
American Electric Power Co. , Inc.		4,068		280		(identified cost $56,161)				102,563
AT&T, Inc. ( ì)		24,393		914
Avangrid, Inc.		2,388		116		Other Assets and Liabilities, Net
Calpine Corp. (Æ)		2,233		34	-	(0.6%)				(662)
CMS Energy Corp.		5,662		253		Net Assets - 100.0%				101,901
Duke Energy Corp.		5,084		399
Exelon Corp.		6,413		247
FirstEnergy Corp.		1,801		59
Frontier Communications Corp.		525		4
Hawaiian Electric Industries, Inc.		5,134		175
MDU Resources Group, Inc.		734		20
NiSource, Inc.		4,424		109
NRG Energy, Inc.		5,010		130
OGE Energy Corp.		508		16
Pinnacle West Capital Corp.		2,205		176
SCANA Corp.		2,626		107
Verizon Communications, Inc. ( ì)		17,004		920
Westar Energy, Inc. Class A		1,532		79
				4,250

Total Common Stocks
(cost $51,814)				98,302

Options Purchased - 0.3%
(Number of Contracts)
SPX Volatility Index
Goldman Sachs May 2018 16.00 Call	USD	109	(ÿ)	15
(68) Goldman Sachs May 2018 20.00 Call
(204)	USD	408	(ÿ)	32
Goldman Sachs Mar 2018 16.00 Call	USD	163	(ÿ)	14
(102) Goldman Sachs Mar 2018 17.00 Call
(68)	USD	116	(ÿ)	8
Goldman Sachs Mar 2018 21.00 Call	USD	428	(ÿ)	16
(204) Goldman Sachs Apr 2018 15.00 Call
(102)	USD	153	(ÿ)	21
Goldman Sachs Apr 2018 17.00 Call	USD	116	(ÿ)	11
(68) Goldman Sachs Apr 2018 21.00 Call
(204)	USD	428	(ÿ)	22
Goldman Sachs Mar 2018 12.00 Put	USD	122	(ÿ)	9
(102) Goldman Sachs Mar 2018 14.00 Put
(136)	USD	190	(ÿ)	29
Goldman Sachs Mar 2018 15.00 Put	USD	306	(ÿ)	59
(204) Goldman Sachs Feb 2018 13.00 Put
(102)	USD	133	(ÿ)	10

See accompanying notes which are an integral part of this quarterly report.

446 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.0%
Safeway, Inc.	01/30/15	4,648		0.05	2	2
						2
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures	21	USD	2,967	03/18		(10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(10)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Goldman Sachs	Call	40	2,735.00	USD	10,940	02/09/18	(363)
S&P 500 Index	Goldman Sachs	Call	40	2,790.00	USD	11,160	02/09/18	(181)
S&P 500 Index	Goldman Sachs	Call	30	2,805.00	USD	8,415	02/09/18	(74)
S&P 500 Index	Goldman Sachs	Call	30	2,870.00	USD	8,610	02/09/18	(14)
S&P 500 Index	Goldman Sachs	Call	60	2,895.00	USD	17,370	02/09/18	(1)
S&P 500 Index	Goldman Sachs	Call	120	2,805.00	USD	33,660	02/16/18	(479)
S&P 500 Index	Goldman Sachs	Call	40	2,870.00	USD	11,480	02/23/18	(47)
SPX Volatility Index	Goldman Sachs	Put	204	12.00	USD	245	02/14/18	(9)
SPX Volatility Index	Goldman Sachs	Put	204	11.00	USD	224	03/21/18	(8)
Total Liability for Options Written (premiums received $803)								(1,176)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$14,513	$—	$—	$—	$14,513
Consumer Staples	6,078	—	2	—	6,080
Energy	5,200	—	—	—	5,200
Financial Services	20,595	—	—	—	20,595
Health Care	12,081	—	—	—	12,081
Materials and Processing	3,769	—	—	—	3,769
Producer Durables	11,820	—	—	—	11,820
Technology	19,994	—	—	—	19,994
Utilities	4,250	—	—	—	4,250
Options Purchased	356	—	—	—	356

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 447

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Short-Term Investments	—	—	—	3,905	3,905
Total Investments	98,656	—	2	3,905	102,563

Other Financial Instruments
Liabilities
Futures Contracts	(10)	—	—	—	(10)
Options Written	(1,176)	—	—	—	(1,176)
Total Other Financial Instruments*	$(1,186)	$—	$—	$—	$(1,186)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

448 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Omnicom Group, Inc.	7,835	601
Consumer Discretionary - 13.3%			O'Reilly Automotive, Inc. (Æ)	2,132	564
Advance Auto Parts, Inc.	5,665	663	Penske Automotive Group, Inc.	5,811	303
Amazon. com, Inc. (Æ)	8,068	11,706	Pool Corp.	2,439	330
Aramark	9,665	443	Priceline Group, Inc. (The)(Æ)	1,162	2,222
AutoZone, Inc. (Æ)	1,161	889	PulteGroup, Inc.	29,691	945
Bed Bath & Beyond, Inc.	16,496	381	PVH Corp.	4,450	690
Best Buy Co. , Inc.	15,309	1,118	Ralph Lauren Corp. Class A	3,989	456
BorgWarner, Inc.	11,842	666	Ross Stores, Inc.	15,688	1,293
Bright Horizons Family Solutions, Inc. (Æ)	3,253	319	Royal Caribbean Cruises, Ltd.	2,258	302
Brunswick Corp.	6,510	409	Scripps Networks Interactive, Inc. Class A	8,186	720
Carnival Corp.	17,259	1,236	Service Corp. International	7,584	303
Carter's, Inc.	5,291	636	Signet Jewelers, Ltd.	6,094	322
Charter Communications, Inc. Class A(Æ)	946	357	Skechers U. S. A. , Inc. Class A(Æ)	13,752	566
Comcast Corp. Class A	124,359	5,289	Starbucks Corp.	29,043	1,650
Costco Wholesale Corp.	10,967	2,137	Tapestry, Inc.	8,728	411
Coty, Inc. Class A	15,667	307	Target Corp.	16,257	1,223
Dick's Sporting Goods, Inc.	11,121	350	Tesla, Inc. (Æ)	834	295
Dollar General Corp.	11,927	1,230	Thor Industries, Inc.	4,829	660
Dollar Tree, Inc. (Æ)	12,432	1,430	Tiffany & Co.	3,652	389
DR Horton, Inc.	28,502	1,398	Time Warner, Inc.	26,049	2,484
eBay, Inc. (Æ)	40,416	1,640	TJX Cos. , Inc.	16,549	1,329
Estee Lauder Cos. , Inc. (The) Class A	3,466	468	Toll Brothers, Inc.	8,925	416
Foot Locker, Inc.	8,188	402	Tractor Supply Co.	8,106	618
Ford Motor Co.	96,438	1,058	Tupperware Brands Corp.	5,688	329
Fortune Brands Home & Security, Inc.	12,972	920	Twenty-First Century Fox, Inc. Class A	33,634	1,241
GameStop Corp. Class A	17,085	287	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	2,151	478
Gap, Inc. (The)	18,651	620	VF Corp.	10,043	815
Garmin, Ltd.	15,387	968	Viacom, Inc. Class B	10,876	363
General Motors Co.	32,198	1,366	Wal-Mart Stores, Inc.	44,127	4,704
Gentex Corp.	18,176	430	Walt Disney Co. (The)	33,819	3,675
Genuine Parts Co.	9,594	998	Whirlpool Corp.	2,049	372
Goodyear Tire & Rubber Co. (The)	16,407	571	Williams-Sonoma, Inc.	5,955	305
Graham Holdings Co. Class B	613	364	Wyndham Worldwide Corp.	2,990	371
Hanesbrands, Inc.	14,245	309	Yum China Holdings, Inc.	20,181	936
Home Depot, Inc. (The)	21,492	4,318			93,794
Interpublic Group of Cos. , Inc. (The)	34,628	758
Kohl's Corp.	8,072	523	Consumer Staples - 4.7%
Las Vegas Sands Corp.	4,148	322	Altria Group, Inc.	31,647	2,226
Lear Corp.	6,674	1,289	Archer-Daniels-Midland Co.	33,729	1,449
Leggett & Platt, Inc.	7,386	344	Brown-Forman Corp. Class B - ADR	16,025	1,111
Lennar Corp. Class A	5,265	330	Bunge, Ltd.	4,256	338
Liberty Broadband Corp. Class C(Æ)	4,845	463	Church & Dwight Co. , Inc.	14,314	699
Liberty SiriusXM Group Class C(Æ)	7,835	351	Clorox Co. (The)	1,962	278
LKQ Corp. (Æ)	18,738	788	Colgate-Palmolive Co.	7,482	556
Lowe's Cos. , Inc.	11,809	1,237	Constellation Brands, Inc. Class A	6,295	1,382
Lululemon Athletica, Inc. (Æ)	6,327	495	CVS Health Corp.	16,718	1,316
Macy's, Inc.	13,902	361	Dr Pepper Snapple Group, Inc.	7,453	890
Marriott International, Inc. Class A	6,134	904	Flowers Foods, Inc.	16,457	323
Media General, Inc. (Æ)(Š)	1,092	—	General Mills, Inc.	12,004	702
Michael Kors Holdings, Ltd. (Æ)	8,479	560	Hain Celestial Group, Inc. (The)(Æ)	8,045	307
Mohawk Industries, Inc. (Æ)	3,041	855	Hormel Foods Corp.	21,986	755
Netflix, Inc. (Æ)	3,917	1,059	Ingredion, Inc.	5,196	746
Newell Rubbermaid, Inc.	27,739	733	JM Smucker Co. (The)	6,732	854
News Corp. Class A	28,136	481	Kimberly-Clark Corp.	2,973	348
Nielsen Holdings PLC	8,132	304	Kraft Heinz Co. (The)	14,685	1,151
Nike, Inc. Class B	24,956	1,702	Kroger Co. (The)	29,750	903
Nordstrom, Inc.	6,974	344	McCormick & Co. , Inc.	6,770	736
Norwegian Cruise Line Holdings, Ltd. (Æ)	6,127	372	Molson Coors Brewing Co. Class B	7,572	636
NVR, Inc. (Æ)	269	855	Mondelez International, Inc. Class A	26,518	1,177

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 449

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Monster Beverage Corp. (Æ)	14,674	1,001	Citigroup, Inc.	57,522	4,514
Nu Skin Enterprises, Inc. Class A	6,115	439	Citizens Financial Group, Inc.	25,356	1,164
PepsiCo, Inc.	24,689	2,970	Comerica, Inc.	13,062	1,244
Pinnacle Foods, Inc.	6,409	397	Commerce Bancshares, Inc.	9,780	572
Procter & Gamble Co. (The)	58,308	5,034	Crown Castle International Corp. (ö)	3,316	374
Safeway, Inc. (Æ)(Š)	4,520	2	Cullen/Frost Bankers, Inc.	3,776	402
Seaboard Corp.	62	269	Discover Financial Services	10,031	800
Sysco Corp.	4,649	292	E*Trade Financial Corp. (Æ)	17,087	900
Tyson Foods, Inc. Class A	18,706	1,424	East West Bancorp, Inc.	14,033	925
Walgreens Boots Alliance, Inc.	29,461	2,217	Eaton Vance Corp.	8,054	466
		32,928	Equifax, Inc.	5,379	672
			Equinix, Inc. (Æ)(ö)	1,367	622
Energy - 3.1%			Equity LifeStyle Properties, Inc. Class A(ö)	2,950	255
Chevron Corp.	36,524	4,578	Equity Residential(ö)	4,763	293
Exxon Mobil Corp.	117,483	10,256	Essex Property Trust, Inc. (ö)	1,128	263
HollyFrontier Corp.	9,825	471	Everest Re Group, Ltd.	3,727	856
Marathon Petroleum Corp.	22,327	1,547	FactSet Research Systems, Inc.	2,170	436
Phillips 66	26,092	2,672	Federated Investors, Inc. Class B	13,413	465
Pioneer Natural Resources Co.	2,447	448	Fidelity National Information Services, Inc.	2,887	296
Schlumberger, Ltd.	4,941	363	Fifth Third Bancorp	20,779	688
Valero Energy Corp.	15,292	1,467	First American Financial Corp.	4,994	295
World Fuel Services Corp.	10,060	281	Fiserv, Inc. (Æ)	4,053	571
		22,083	FleetCor Technologies, Inc. (Æ)	1,756	373
			FNB Corp.	29,491	423
Financial Services - 20.8%			FNF Group	11,655	454
Affiliated Managers Group, Inc.	3,454	690	Franklin Resources, Inc.	33,382	1,416
Aflac, Inc.	18,076	1,594	Gaming and Leisure Properties, Inc. (ö)	10,407	379
AGNC Investment Corp. (Æ)	29,018	545	Global Payments, Inc.	2,766	309
Alleghany Corp. (Æ)	565	355	Goldman Sachs Group, Inc. (The)	6,836	1,831
Allstate Corp. (The)	18,167	1,794	Hartford Financial Services Group, Inc.	10,617	624
American Express Co.	22,108	2,198	Host Hotels & Resorts, Inc. (ö)	35,623	740
American Financial Group, Inc.	4,629	525	Hudson Pacific Properties, Inc. (ö)	12,180	389
American Homes 4 Rent Class A(ö)	17,040	354	Huntington Bancshares, Inc.	25,545	413
American International Group, Inc.	9,334	597	Intercontinental Exchange, Inc.	27,579	2,036
American Tower Corp. (ö)	6,455	953	Invesco, Ltd.	20,324	734
Ameriprise Financial, Inc.	8,479	1,430	Jack Henry & Associates, Inc.	7,749	966
Annaly Capital Management, Inc. (ö)	57,506	606	Jones Lang LaSalle, Inc.	2,998	469
Aon PLC	5,907	840	JPMorgan Chase & Co.	93,482	10,813
Arch Capital Group, Ltd. (Æ)	10,816	984	KeyCorp	36,306	777
Arthur J Gallagher & Co.	4,050	277	Lazard, Ltd. Class A	15,879	930
Associated Banc-Corp.	11,761	291	Legg Mason, Inc.	9,735	415
Assurant, Inc.	3,635	333	Leucadia National Corp.	11,754	318
Assured Guaranty, Ltd.	8,139	290	Lincoln National Corp.	15,307	1,267
Axis Capital Holdings, Ltd.	5,804	293	Loews Corp.	5,246	271
Bank of America Corp.	218,742	7,000	M&T Bank Corp.	6,810	1,299
Bank of Hawaii Corp.	3,614	302	MarketAxess Holdings, Inc.	2,749	539
Bank of New York Mellon Corp. (The)	25,168	1,427	Marsh & McLennan Cos. , Inc.	9,951	831
Bank of the Ozarks, Inc.	7,521	376	MasterCard, Inc. Class A	22,027	3,723
BB&T Corp.	23,421	1,293	Medical Properties Trust, Inc. (ö)	19,664	257
Berkshire Hathaway, Inc. Class B(Æ)	52,557	11,267	MetLife, Inc.	24,838	1,194
BlackRock, Inc. Class A	2,542	1,428	MFA Financial, Inc. (ö)	57,171	409
Broadridge Financial Solutions, Inc.	3,458	333	Morgan Stanley	37,416	2,116
Camden Property Trust(ö)	2,927	253	Morningstar, Inc.	3,243	312
Capital One Financial Corp.	11,770	1,224	Nasdaq, Inc.	7,728	625
Cboe Global Markets, Inc.	7,678	1,032	New Residential Investment Corp. (ö)	16,304	282
CBRE Group, Inc. Class A(Æ)	16,020	732	New York Community Bancorp, Inc.	22,699	321
Charles Schwab Corp. (The)	31,806	1,697	Northern Trust Corp.	6,996	737
Chimera Investment Corp. (ö)	17,278	294	Omega Healthcare Investors, Inc. (ö)	11,707	317
Chubb, Ltd.	11,356	1,773	PacWest Bancorp	7,822	410
Cincinnati Financial Corp.	5,693	438	Park Hotels & Resorts, Inc. (ö)	9,716	281

See accompanying notes which are an integral part of this quarterly report.

450 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
PayPal Holdings, Inc. (Æ)	33,013	2,817	Cooper Cos. , Inc. (The)	2,479	606
People's United Financial, Inc.	22,384	440	DaVita HealthCare Partners, Inc. (Æ)	5,682	443
Pinnacle Financial Partners, Inc.	6,053	383	Dentsply Sirona, Inc.	6,507	396
PNC Financial Services Group, Inc. (The)	12,554	1,984	Edwards Lifesciences Corp. (Æ)	6,420	813
Popular, Inc.	8,858	360	Eli Lilly & Co.	18,181	1,481
Principal Financial Group, Inc.	15,413	1,042	Exelixis, Inc. (Æ)	39,661	1,202
Progressive Corp. (The)	44,384	2,401	Express Scripts Holding Co. (Æ)	15,380	1,218
Prosperity Bancshares, Inc.	6,096	462	Gilead Sciences, Inc.	26,179	2,194
Prudential Financial, Inc.	12,517	1,487	Henry Schein, Inc. (Æ)	8,036	608
Public Storage(ö)	3,211	629	Hologic, Inc. (Æ)	8,708	372
Raymond James Financial, Inc.	8,691	838	Humana, Inc.	4,525	1,275
Regions Financial Corp.	46,683	898	Illumina, Inc. (Æ)	3,717	865
RenaissanceRe Holdings, Ltd.	2,183	278	Incyte Corp. (Æ)	2,920	264
SEI Investments Co.	9,577	720	Intuitive Surgical, Inc. (Æ)	5,001	2,159
Signature Bank(Æ)	2,971	458	IQVIA Holdings, Inc. (Æ)	2,852	291
Starwood Property Trust, Inc. (ö)	66,770	1,361	Johnson & Johnson	76,999	10,640
State Street Corp.	14,369	1,583	Juno Therapeutics, Inc. (Æ)	46,197	3,964
SunTrust Banks, Inc.	17,695	1,251	Laboratory Corp. of America Holdings(Æ)	5,067	884
Synchrony Financial	17,980	713	LifePoint Health, Inc. (Æ)	5,997	297
Synovus Financial Corp.	5,927	299	McKesson Corp.	8,727	1,474
T Rowe Price Group, Inc.	10,098	1,127	MEDNAX, Inc. (Æ)	6,105	322
TD Ameritrade Holding Corp.	11,246	627	Medtronic PLC	28,392	2,439
Torchmark Corp.	10,021	910	Merck & Co. , Inc.	68,693	4,070
Total System Services, Inc.	4,256	378	Mylan NV(Æ)	10,007	429
Travelers Cos. , Inc. (The)	10,791	1,618	Patterson Cos. , Inc.	9,139	328
Two Harbors Investment Corp. (ö)	19,826	292	PerkinElmer, Inc.	5,637	452
Unum Group	7,555	402	Pfizer, Inc.	149,333	5,531
US Bancorp	35,133	2,008	Premier, Inc. Class A(Æ)	11,761	382
Visa, Inc. Class A	43,021	5,345	Quest Diagnostics, Inc.	3,123	330
Voya Financial, Inc.	7,346	381	Regeneron Pharmaceuticals, Inc. (Æ)	1,780	653
Webster Financial Corp.	5,370	304	ResMed, Inc.	4,174	421
Wells Fargo & Co.	112,236	7,383	Seattle Genetics, Inc. (Æ)	4,993	261
Western Alliance Bancorp(Æ)	6,184	363	Steris PLC	7,483	680
Willis Towers Watson PLC(Æ)	2,109	338	Stryker Corp.	9,216	1,515
WR Berkley Corp.	5,070	370	TESARO, Inc. (Æ)	3,740	252
XL Group, Ltd.	11,698	431	Thermo Fisher Scientific, Inc.	7,720	1,730
Zions Bancorporation	15,492	837	United Therapeutics Corp. (Æ)	4,400	568
		146,409	UnitedHealth Group, Inc.	28,054	6,643
			Universal Health Services, Inc. Class B	5,552	675
Health Care - 13.6%			Varian Medical Systems, Inc. (Æ)	7,967	1,016
Abbott Laboratories	33,964	2,111	Veeva Systems, Inc. Class A(Æ)	6,531	410
AbbVie, Inc.	35,264	3,957	Vertex Pharmaceuticals, Inc. (Æ)	6,703	1,118
Abiomed, Inc. (Æ)	2,375	558	WellCare Health Plans, Inc. (Æ)	1,590	334
Aetna, Inc.	9,005	1,682	West Pharmaceutical Services, Inc.	5,738	575
Agilent Technologies, Inc.	16,379	1,203			95,489
Alexion Pharmaceuticals, Inc. (Æ)	6,586	786
Align Technology, Inc. (Æ)	17,653	4,625	Materials and Processing - 3.4%
Allergan PLC	4,140	746	Acuity Brands, Inc.	2,143	331
Amgen, Inc.	18,935	3,523	Air Products & Chemicals, Inc.	4,310	726
Anthem, Inc. (Æ)	9,924	2,460	Albemarle Corp.	2,900	324
Baxter International, Inc.	10,146	731	Arconic, Inc.	12,931	389
Becton Dickinson and Co.	5,381	1,307	Ashland Global Holdings, Inc.	5,878	427
Biogen, Inc. (Æ)	3,722	1,295	Ball Corp.	20,980	803
Bioverativ, Inc. (Æ)	6,199	639	Bemis Co. , Inc.	6,116	286
Bristol-Myers Squibb Co.	17,704	1,108	Cabot Corp.	7,170	485
Cardinal Health, Inc.	8,059	579	Crown Holdings, Inc. (Æ)	9,555	555
Celgene Corp. (Æ)	10,097	1,021	DowDuPont, Inc.	43,287	3,272
Centene Corp. (Æ)	7,662	822	Eastman Chemical Co.	5,809	576
Cerner Corp. (Æ)	12,103	837	Ecolab, Inc.	2,946	405
Cigna Corp.	14,011	2,919	Fastenal Co.	7,298	401

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 451

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Graphic Packaging Holding Co.	28,547	461	General Dynamics Corp.	7,762	1,727
Huntsman Corp.	9,796	339	General Electric Co.	161,515	2,612
Ingersoll-Rand PLC	6,540	619	Genpact, Ltd.	13,699	465
International Flavors & Fragrances, Inc.	4,352	654	Graco, Inc.	7,689	360
Lennox International, Inc.	2,148	468	HEICO Corp.	5,238	421
LyondellBasell Industries Class A	14,345	1,719	Honeywell International, Inc.	19,334	3,087
Monsanto Co.	5,630	686	Hubbell, Inc. Class B	4,286	583
NewMarket Corp.	846	336	Huntington Ingalls Industries, Inc.	2,905	690
Nucor Corp.	20,746	1,389	IDEX Corp.	5,695	817
Olin Corp.	8,374	312	IHS Markit, Ltd. (Æ)	14,276	681
Owens Corning	8,048	748	Illinois Tool Works, Inc.	10,847	1,884
Owens-Illinois, Inc. (Æ)	15,874	368	Jacobs Engineering Group, Inc.	5,018	349
Packaging Corp. of America	2,386	300	JB Hunt Transport Services, Inc.	5,547	670
PPG Industries, Inc.	6,132	728	JetBlue Airways Corp. (Æ)	16,714	349
Praxair, Inc.	3,933	635	Johnson Controls International PLC(Æ)	16,974	664
Reliance Steel & Aluminum Co.	3,992	350	Kansas City Southern	3,246	367
Sherwin-Williams Co. (The)	2,995	1,249	Keysight Technologies, Inc. (Æ)	6,217	290
Sonoco Products Co.	5,858	318	L3 Technologies, Inc.	1,478	314
Steel Dynamics, Inc.	19,669	893	Landstar System, Inc.	3,048	339
Tahoe Resources, Inc.	144,791	636	Lincoln Electric Holdings, Inc.	3,417	333
Watsco, Inc.	1,713	308	Lockheed Martin Corp.	916	325
Westlake Chemical Corp.	3,804	428	ManpowerGroup, Inc.	8,167	1,073
WestRock Co.	11,448	763	McGraw Hill Financial, Inc.	4,023	729
		23,687	Mettler-Toledo International, Inc. (Æ)	513	346
			Middleby Corp. (Æ)	3,017	411
Producer Durables - 12.3%			MSC Industrial Direct Co. , Inc. Class A	3,655	343
3M Co.	13,172	3,300	Nordson Corp.	3,083	443
Accenture PLC Class A	13,829	2,222	Norfolk Southern Corp.	2,710	409
AGCO Corp.	5,457	396	Northrop Grumman Corp.	6,415	2,185
Alaska Air Group, Inc.	5,169	340	Old Dominion Freight Line, Inc.	5,168	757
Allegion PLC	3,222	277	Orbital ATK, Inc.	2,631	347
American Airlines Group, Inc.	7,217	392	Oshkosh Corp.	4,165	378
Ametek, Inc.	14,385	1,098	PACCAR, Inc.	3,763	281
AO Smith Corp.	13,752	918	Parker-Hannifin Corp.	3,319	669
Aptiv PLC	3,557	338	Paychex, Inc.	15,237	1,040
Automatic Data Processing, Inc.	15,518	1,919	Quanta Services, Inc. (Æ)	10,529	405
Avery Dennison Corp.	7,851	963	Raytheon Co.	10,483	2,190
Boeing Co. (The)	7,118	2,522	Republic Services, Inc. Class A	4,337	298
Booz Allen Hamilton Holding Corp. Class A	15,852	621	Robert Half International, Inc.	12,711	736
Carlisle Cos. , Inc.	7,143	816	Rockwell Automation, Inc.	4,453	879
Caterpillar, Inc.	6,016	979	Rockwell Collins, Inc.	11,033	1,528
CH Robinson Worldwide, Inc.	8,156	746	Rollins, Inc.	7,000	345
Cintas Corp.	2,663	449	Roper Technologies, Inc.	3,123	876
Copa Holdings SA Class A	4,620	639	Snap-on, Inc.	6,634	1,137
Copart, Inc. (Æ)	17,640	777	Southwest Airlines Co.	22,307	1,356
CoStar Group, Inc. (Æ)	1,023	354	Spirit AeroSystems Holdings, Inc. Class A	4,464	457
Crane Co.	4,692	469	Spirit Airlines, Inc. (Æ)	7,820	329
CSX Corp.	7,352	417	Square, Inc. Class A(Æ)	10,737	504
Cummins, Inc.	11,778	2,214	Stanley Black & Decker, Inc.	5,660	941
Danaher Corp.	14,348	1,453	Teledyne Technologies, Inc. (Æ)	1,960	374
Delphi Technologies PLC	56,258	3,107	Textron, Inc.	13,154	772
Delta Air Lines, Inc.	26,206	1,488	Union Pacific Corp.	14,474	1,932
Donaldson Co. , Inc.	7,114	360	United Continental Holdings, Inc. (Æ)	9,746	661
Dover Corp.	11,359	1,206	United Parcel Service, Inc. Class B	2,309	294
Eaton Corp. PLC	26,435	2,220	United Rentals, Inc. (Æ)	4,944	895
Emerson Electric Co.	16,158	1,167	United Technologies Corp.	24,939	3,442
Expeditors International of Washington, Inc.	10,117	657	Wabtec Corp.	4,028	326
FedEx Corp.	1,313	345	Waste Management, Inc.	3,976	352
Flir Systems, Inc.	14,188	727	Waters Corp. (Æ)	5,580	1,203
Fortive Corp.	10,135	770

See accompanying notes which are an integral part of this quarterly report.

452 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WW Grainger, Inc.	4,362	1,176	Oracle Corp.	64,898	3,348
		86,812	Palo Alto Networks, Inc. (Æ)	1,869	295
			QUALCOMM, Inc.	43,736	2,985
Technology - 21.8%			Red Hat, Inc. (Æ)	5,859	770
Activision Blizzard, Inc.	8,100	600	Salesforce. com, Inc. (Æ)	6,703	763
Adobe Systems, Inc. (Æ)	14,762	2,949	ServiceNow, Inc. (Æ)	3,134	466
Akamai Technologies, Inc. (Æ)	7,518	504	Skyworks Solutions, Inc.	10,074	979
Alphabet, Inc. Class A(Æ)	12,455	14,724	Splunk, Inc. (Æ)	4,330	400
Alphabet, Inc. Class C(Æ)	3,511	4,108	Symantec Corp.	11,348	309
Amdocs, Ltd.	18,823	1,287	Synopsys, Inc. (Æ)	10,934	1,013
Amphenol Corp. Class A	15,730	1,459	Teradyne, Inc.	8,397	385
Analog Devices, Inc.	9,514	874	Texas Instruments, Inc.	24,398	2,676
Ansys, Inc. (Æ)	4,855	785	Tyler Technologies, Inc. (Æ)	1,531	308
Apple, Inc.	142,736	23,898	Ultimate Software Group, Inc. (Æ)	1,888	440
Applied Materials, Inc.	35,299	1,893	Universal Display Corp.	19,437	3,098
Arista Networks, Inc. (Æ)	14,591	4,024	VMware, Inc. Class A(Æ)	5,967	739
Arrow Electronics, Inc. (Æ)	11,086	902	Western Digital Corp.	7,785	693
Autodesk, Inc. (Æ)	2,741	317	Workday, Inc. Class A(Æ)	5,868	703
Avnet, Inc.	8,081	343	Xilinx, Inc.	9,750	712
Bio Techne Corp. (Æ)	2,251	316			152,970
Black Knight, Inc. (Æ)	7,571	375
Broadcom, Ltd.	2,770	687	Utilities - 3.5%
CA, Inc.	22,748	815	Alliant Energy Corp.	6,261	249
Cadence Design Systems, Inc. (Æ)	9,806	440	Ameren Corp.	5,330	302
CDW Corp.	5,183	388	American Electric Power Co. , Inc.	3,707	255
Cisco Systems, Inc.	159,404	6,622	Andeavor(Æ)	6,791	735
Cognex Corp.	11,380	710	Aqua America, Inc.	7,648	277
Cognizant Technology Solutions Corp. Class			AT&T, Inc.	143,894	5,389
A	19,067	1,487	Atmos Energy Corp.	2,987	248
Coherent, Inc. (Æ)	1,228	319	Centennial Resource Development, Inc. Class
Corning, Inc.	34,949	1,091	A(Æ)	73,637	1,503
DST Systems, Inc.	6,499	542	CenterPoint Energy, Inc.	11,084	312
Electronic Arts, Inc. (Æ)	14,263	1,811	CenturyLink, Inc.	19,130	341
F5 Networks, Inc. (Æ)	2,979	431	CMS Energy Corp.	5,531	247
Facebook, Inc. Class A(Æ)	60,290	11,268	Consolidated Edison, Inc.	9,321	749
Fortinet, Inc. (Æ)	7,230	333	Dominion Energy, Inc.	6,451	493
Gartner, Inc. (Æ)	3,055	424	DTE Energy Co.	4,406	465
Hewlett Packard Enterprise Co.	48,769	800	Duke Energy Corp.	3,968	311
HP, Inc. (Æ)	83,626	1,950	Edison International	4,229	264
Intel Corp.	153,509	7,390	Entergy Corp.	3,347	263
International Business Machines Corp.	19,570	3,204	Eversource Energy(Æ)	4,547	287
Intuit, Inc.	1,954	328	Exelon Corp.	28,916	1,114
IPG Photonics Corp. (Æ)	1,929	486	FirstEnergy Corp.	8,081	266
Jabil Circuit, Inc.	11,608	295	Great Plains Energy, Inc.	9,477	295
Juniper Networks, Inc.	37,392	978	Hawaiian Electric Industries, Inc.	9,575	327
KLA-Tencor Corp.	2,792	306	NextEra Energy, Inc.	3,646	578
Lam Research Corp.	7,839	1,501	NiSource, Inc.	9,960	246
Liberty Expedia Holdings, Inc. Class A(Æ)	6,369	299	OGE Energy Corp.	9,222	297
Liberty Interactive Corp. (Æ)	5,793	341	PG&E Corp.	7,576	321
LogMeIn, Inc.	4,779	601	Pinnacle West Capital Corp.	2,959	237
Marvell Technology Group, Ltd.	19,405	453	Public Service Enterprise Group, Inc.	5,783	300
Maxim Integrated Products, Inc.	7,462	455	SCANA Corp.	6,175	251
Microchip Technology, Inc.	3,272	311	Southern Co. (The)	22,292	1,006
Micron Technology, Inc. (Æ)	15,225	666	T-Mobile US, Inc. (Æ)	6,262	408
Microsoft Corp.	186,516	17,721	UGI Corp.	12,636	578
Motorola Solutions, Inc.	7,800	776	Vectren Corp.	4,377	265
NetApp, Inc.	28,238	1,737	Verizon Communications, Inc.	78,237	4,230
NVIDIA Corp.	15,421	3,790	WEC Energy Group, Inc. (Æ)	4,095	263
NXP Semiconductors NV(Æ)	2,358	284	Westar Energy, Inc. Class A	6,381	330
ON Semiconductor Corp. (Æ)	19,793	490

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 453

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Xcel Energy, Inc.	5,461		249
			24,251

Total Common Stocks
(cost $492,668)			678,423

Short-Term Investments - 3.4%
U. S. Cash Management Fund(@)	23,939,016	(8)	23,942
Total Short-Term Investments
(cost $23,940)			23,942

Total Investments 99.9%
(identified cost $516,608)			702,365

Other Assets and Liabilities, Net
- 0.1%			536
Net Assets - 100.0%			702,901

See accompanying notes which are an integral part of this quarterly report.

454 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Value and
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		8	USD	1,130	03/18	33
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						33

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total
Common Stocks
Consumer Discretionary	$93,794	$—	$—		$—	$93,794
Consumer Staples	32,926	—	2		—	32,928
Energy	22,083	—	—		—	22,083
Financial Services	146,409	—	—		—	146,409
Health Care	95,489	—	—		—	95,489
Materials and Processing	23,687	—	—		—	23,687
Producer Durables	86,812	—	—		—	86,812
Technology	152,970	—	—		—	152,970
Utilities	24,251	—	—		—	24,251
Short-Term Investments	—	—	—		23,942	23,942
Total Investments	678,421	—	2		23,942	702,365

Other Financial Instruments
Assets
Futures Contracts	33	—	—		—	33

Total Other Financial Instruments*	$33	$—	$—		$—	$33

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Multifactor U.S. Equity Fund 455

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.8%			EVN AG	13,173	270
Australia - 3.8%			Immofinanz AG(Æ)	105,274	270
AGL Energy, Ltd.	18,612	351	Mayr Melnhof Karton AG	1,257	197
Alumina, Ltd.	55,352	107	OMV AG	16,514	1,064
Ansell, Ltd. - GDR	8,273	168	Raiffeisen Bank International AG(Æ)	15,242	656
APA Group	25,912	168	Strabag SE	11,953	516
Aristocrat Leisure, Ltd.	33,975	654	Telekom Austria AG - ADR(Æ)	26,681	258
ASX, Ltd. - ADR	4,129	182	UNIQA Insurance Group AG	18,146	223
Australia & New Zealand Banking			Verbund AG Class A	12,063	334
Group, Ltd. - ADR	129,342	2,973	Vienna Insurance Group AG Wiener
Bank of Queensland, Ltd.	53,042	529	Versicherung Gruppe	5,942	211
Bendigo & Adelaide Bank, Ltd.	56,507	533	Voestalpine AG	20,727	1,347
BHP Billiton, Ltd. - ADR	62,457	1,524			7,238
Brambles, Ltd.	22,082	176
Caltex Australia, Ltd.	21,947	614	Belgium - 1.0%
Challenger, Ltd.	20,138	221	Ackermans & van Haaren NV	1,450	270
Cochlear, Ltd.	4,249	594	Ageas	21,173	1,119
Commonwealth Bank of Australia - ADR	49,998	3,173	Anheuser-Busch InBev SA	19,004	2,156
Computershare, Ltd.	36,494	491	Bekaert SA	7,495	341
CSL, Ltd.	15,800	1,862	Cie d'Entreprises CFE	3,038	439
Flight Centre, Ltd.	5,799	238	Colruyt SA	3,371	187
Fortescue Metals Group, Ltd.	159,131	635	D'ieteren SA	4,604	215
GPT Group (The)(ö)	116,038	470	Elia System Operator SA	5,096	313
Harvey Norman Holdings, Ltd.	71,745	261	Galapagos NV(Æ)	1,967	234
Iluka Resources, Ltd.	31,721	258	Groupe Bruxelles Lambert SA	2,357	278
Incitec Pivot, Ltd.	94,063	282	KBC Groep NV	19,920	1,915
Insurance Australia Group, Ltd.	105,796	617	Sofina SA	1,826	318
LendLease Group	79,639	1,016	Solvay SA	5,859	849
Macquarie Group, Ltd.	8,321	691	Telenet Group Holding NV(Æ)	3,235	249
Medibank Pvt, Ltd.	70,668	191	UCB SA	3,565	311
Mirvac Group(ö)	190,423	337	Umicore SA	10,856	572
National Australia Bank, Ltd. - ADR	119,034	2,790			9,766
Newcrest Mining, Ltd.	9,278	169
Origin Energy, Ltd. (Æ)	61,882	465	Canada - 6.1%
Qantas Airways, Ltd. (Æ)	85,100	361	Alimentation Couche-Tard, Inc. Class B	10,253	536
QBE Insurance Group, Ltd.	99,831	867	AltaGas, Ltd. - ADR	8,343	187
Ramsay Health Care, Ltd.	3,285	181	ARC Resources, Ltd.	15,744	173
REA Group, Ltd.	2,694	160	Atco, Ltd. Class I	4,304	156
Rio Tinto, Ltd. - ADR	11,577	716	Bank of Montreal	34,105	2,810
Santos, Ltd. (Æ)	121,627	499	Bank of Nova Scotia (The)	51,981	3,453
Scentre Group(ö)	152,028	508	BCE, Inc.	5,664	265
SEEK, Ltd.	11,022	173	Brookfield Asset Management, Inc.
South32, Ltd.	400,730	1,233	Class A	22,012	921
Star Entertainment Grp, Ltd. (The)	19,664	96	CAE, Inc.	14,419	266
Stockland(ö)	114,849	392	Cameco Corp.	32,448	299
Suncorp Group, Ltd.	55,625	612	Canadian Imperial Bank of Commerce	23,083	2,287
Telstra Corp. , Ltd.	137,351	406	Canadian National Railway Co.	16,867	1,352
Transurban Group - ADR(Æ)	44,968	435	Canadian Natural Resources, Ltd.	19,724	673
Treasury Wine Estates, Ltd.	49,313	679	Canadian Pacific Railway, Ltd.	2,882	534
Vicinity Centres(Æ)(ö)	249,786	544	Canadian Tire Corp. , Ltd. Class A	6,212	867
Washington H Soul Pattinson & Co. , Ltd.	33,076	459	CCL Industries, Inc. Class B	5,043	241
Wesfarmers, Ltd. (Æ)	20,452	722	Cenovus Energy, Inc.	126,827	1,209
Westpac Banking Corp.	121,551	3,029	CGI Group, Inc. Class A(Æ)	5,691	326
Woodside Petroleum, Ltd.	33,701	898	Crescent Point Energy Corp.	13,587	107
Woolworths Group, Ltd.	22,940	498	Dollarama, Inc.	5,889	805
		36,208	Enbridge Income Fund Holdings, Inc.	16,035	365
			Enbridge, Inc.	25,522	934
Austria - 0.8%			Encana Corp.	20,196	250
Andritz AG	2,532	152	Fairfax Financial Holdings, Ltd.	1,555	818
Erste Group Bank AG(Æ)	34,575	1,740	Finning International, Inc.	7,367	203

See accompanying notes which are an integral part of this quarterly report.

456 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fortis, Inc.	5,944	210	GN Store Nord A/S	6,504	220
Franco-Nevada Corp. Class T	3,129	239	H Lundbeck A/S	5,109	260
Genworth MI Canada, Inc. (Ñ)	5,021	172	Jyske Bank A/S	10,017	579
George Weston, Ltd.	2,082	182	Novo Nordisk A/S Class B	50,926	2,830
Gildan Activewear, Inc. Class A	5,791	197	Novozymes A/S Class B	10,233	568
Goldcorp, Inc.	11,788	169	Oersted A/S(Þ)	5,146	312
Great-West Lifeco, Inc.	23,756	672	Pandora A/S	6,413	609
H&R Real Estate Investment Trust(ö)	6,300	108	Rockwool International A/S Class B	419	117
Husky Energy, Inc. (Æ)	31,848	467	TDC A/S	82,260	549
Imperial Oil, Ltd.	41,453	1,303	Topdanmark A/S	5,308	254
Industrial Alliance Insurance &			Vestas Wind Systems A/S	8,470	579
Financial Services, Inc.	9,177	439	William Demant Holding A/S(Æ)	6,370	201
Intact Financial Corp.	4,944	415			12,525
Keyera Corp.	10,668	300
Linamar Corp.	3,042	180	Finland - 0.9%
Loblaw Cos. , Ltd.	13,001	704	Amer Sports OYJ Class A(Æ)	9,438	266
Magna International, Inc. Class A	38,954	2,225	Elisa OYJ Class A	3,196	136
Manulife Financial Corp.	159,965	3,393	Fortum OYJ	29,551	641
Maple Leaf Foods, Inc.	3,596	102	Huhtamaki OYJ	5,881	251
Metro, Inc. Class A	11,822	396	Kesko OYJ Class B	4,935	288
National Bank of Canada	18,064	938	Kone OYJ Class B	8,807	504
Nutrien, Ltd.	12,097	633	Neste OYJ	12,996	899
Pembina Pipeline Corp.	19,295	658	Nokia OYJ	119,753	577
Peyto Exploration & Development Corp.	16,766	153	Nokian Renkaat OYJ	4,317	218
Power Corp. of Canada	38,123	973	Orion OYJ Class B	10,089	405
Power Financial Corp.	16,072	443	Outokumpu OYJ	31,648	271
PrairieSky Royalty, Ltd.	11,344	281	Sampo OYJ Class A	10,768	626
Progressive Waste Solutions, Ltd.	9,638	693	Stora Enso OYJ Class R	63,938	1,098
Restaurant Brands International, Inc.	9,365	566	UPM-Kymmene OYJ	51,093	1,721
RioCan Real Estate Investment Trust(ö)	12,390	243	Wartsila OYJ Abp Class B	7,234	494
Rogers Communications, Inc. Class B	8,995	439			8,395
Royal Bank of Canada - GDR	70,862	6,067
Saputo, Inc. - ADR	7,062	243	France - 8.2%
Stars Group, Inc. (The)(Æ)	10,390	264	Aeroports de Paris	1,358	282
Sun Life Financial, Inc.	45,369	1,969	Air France-KLM(Æ)	17,000	264
Suncor Energy, Inc.	53,194	1,927	Air Liquide SA Class A	4,820	650
Teck Resources, Ltd. Class B	51,740	1,503	Airbus Group SE	18,041	2,073
TELUS Corp.	4,379	165	Alstom SA(Æ)	8,963	394
Toronto Dominion Bank	93,501	5,687	Altarea SCA (ö)	715	182
TransCanada Corp.	18,587	856	Altran Technologies SA	13,480	251
West Fraser Timber Co. , Ltd.	9,021	631	Amundi SA(Þ)	2,069	195
WestJet Airlines, Ltd.	7,905	158	Arkema SA	11,239	1,436
WSP Global, Inc.	8,921	432	Atos SE	4,388	692
		57,832	AXA SA	106,012	3,488
			bioMerieux	4,803	455
Cayman Islands - 0.0%			BNP Paribas SA	57,404	4,747
AAC Technologies Holdings, Inc.	10,189	170	Bollore SA	19,305	112
			Bouygues SA - ADR	9,651	537
China - 0.0%			Capgemini SE	6,285	834
Tingyi Cayman Islands Holding Corp.	98,000	204	Carrefour SA	39,511	946
			Casino Guichard Perrachon SA	5,622	329
Denmark - 1.3%			Cie de Saint-Gobain	40,844	2,375
AP Moller - Maersk A/S Class A	103	176	CNP Assurances	20,761	532
AP Moller - Maersk A/S Class B	255	454	Credit Agricole SA	111,631	2,105
Carlsberg A/S Class B	3,522	452	Criteo SA - ADR(Æ)(Ñ)	1,913	46
Chr Hansen Holding A/S	4,277	374	Danone SA	13,082	1,128
Coloplast A/S Class B	3,581	318	Dassault Aviation SA	168	281
Danske Bank A/S	47,153	1,914	Dassault Systemes	5,617	648
DSV A/S	14,205	1,169	Eiffage SA	10,165	1,232
FLSmidth & Co. A/S	3,690	217	Electricite de France SA	50,144	689
Genmab A/S(Æ)	2,036	373	Engie SA	117,622	2,042

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 457

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Essilor International SA	6,962	989	Germany - 7.5%
Euler Hermes Group	1,691	256	adidas AG	8,035	1,867
Eutelsat Communications SA	25,991	571	Allianz SE	26,834	6,778
Faurecia	9,849	885	Aurubis AG	5,644	592
Financiere de L'Odet	348	461	BASF SE	45,015	5,273
Fonciere Des Regions(ö)	3,263	358	Bayer AG	37,783	4,946
Gecina SA(ö)	959	187	Bayerische Motoren Werke AG	21,965	2,507
Getlink SE	13,613	191	Beiersdorf AG	5,480	650
Iliad SA	787	204	Bilfinger SE	7,668	359
Imerys SA	3,092	331	Brenntag AG	5,281	342
Ipsen SA	3,088	433	Carl Zeiss Meditec AG	1,768	116
Kering	3,862	1,955	Commerzbank AG(Æ)	74,666	1,229
Klepierre SA - GDR(ö)	4,795	219	Continental AG	5,142	1,543
Korian SA Class B	2,927	94	Covestro AG(Þ)	13,508	1,552
Legrand SA - ADR	7,020	583	CTS Eventim AG & Co. KGaA	5,318	266
L'Oreal SA	5,503	1,251	Daimler AG	50,861	4,650
LVMH Moet Hennessy Louis Vuitton			Deutsche Bank AG	72,570	1,333
SE - ADR	10,169	3,188	Deutsche Boerse AG	3,228	414
Metropole Television SA	4,769	130	Deutsche Lufthansa AG	25,626	914
Natixis SA	107,699	981	Deutsche Post AG	31,703	1,498
Nexity SA	6,973	420	Deutsche Telekom AG	81,074	1,422
Orange SA - ADR	59,217	1,069	Deutsche Wohnen SE	9,528	430
Orpea	1,482	185	Duerr AG	1,867	257
Pernod Ricard SA	6,506	1,036	E. ON SE	45,678	480
Peugeot SA	41,151	924	Evonik Industries AG	13,509	533
Plastic Omnium SA	9,087	467	Fielmann AG	2,043	179
Publicis Groupe SA - ADR	8,861	612	Fraport AG Frankfurt Airport Services
Remy Cointreau SA	2,902	382	Worldwide	1,026	121
Renault SA	19,378	2,130	Freenet AG	14,983	574
Rexel SA Class H	26,996	487	Fresenius Medical Care AG & Co.	3,109	359
Safran SA	10,051	1,135	Fresenius SE & Co. KGaA	10,748	940
Sanofi - ADR	49,267	4,341	Fuchs Petrolub AG	1,701	86
Sartorius Stedim Biotech	3,429	297	GEA Group AG	4,388	218
Schneider Electric SE	27,110	2,541	Hannover Rueck SE	5,233	715
SCOR SE - ADR	17,268	773	Hapag-Lloyd AG(Æ)(Þ)	8,741	363
SEB SA	1,840	380	HeidelbergCement AG	15,296	1,658
Societe BIC SA	2,208	253	Hella KGaA Hueck & Co.	8,474	602
Societe Fonciere Lyonnaise SA(ö)	1,630	117	Henkel AG & Co. KGaA	802	100
Societe Generale SA	46,648	2,715	Hochtief AG	1,980	357
Sodexo SA(Ñ)	2,122	272	Hugo Boss AG	3,726	342
Somfy SA	1,218	136	Infineon Technologies AG - ADR	35,127	1,021
Sopra Steria Group	1,699	345	Innogy SE(Þ)	15,810	603
SPIE SA	4,803	119	K+S AG	13,960	392
Suez Environnement Co.	7,195	107	KION Group AG	1,948	179
Teleperformance - GDR	4,464	677	LEG Immobilien AG	1,249	141
Television Francaise 1	13,464	202	Linde AG(Æ)	4,697	1,146
Thales SA	2,190	246	Merck KGaA	2,235	244
Total SA	115,368	6,687	Metro Wholesale & Food Specialist
UBISOFT Entertainment(Æ)	2,086	179	AG(Æ)	29,762	647
Unibail-Rodamco SE(ö)	3,046	782	MTU Aero Engines AG	5,091	912
Valeo SA	11,441	902	Muenchener Rueckversicherungs-
Veolia Environnement SA	20,395	514	Gesellschaft AG in Muenchen	11,658	2,744
Vicat SA	4,889	403	Nordex SE(Æ)	14,392	190
Vinci SA	14,832	1,602	ProSiebenSat. 1 Media SE	6,935	265
Vivendi SA - ADR	32,372	950	Puma SE	697	293
Wendel SA	1,010	188	Rational AG	301	212
Worldline SA(Æ)(Þ)	1,991	113	Rheinmetall AG	3,274	463
Zodiac Aerospace(Æ)	8,344	259	Rhoen Klinikum AG	4,889	192
		77,159	RWE AG	18,552	371
			Salzgitter AG	7,994	482

See accompanying notes which are an integral part of this quarterly report.

458 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SAP SE - ADR	31,360	3,537	Check Point Software Technologies, Ltd.
Siemens AG	37,315	5,661	(Æ)	7,536	779
Software AG	4,163	225	Delek Energy Systems, Ltd.	463	182
STADA Arzneimittel AG	4,021	436	Delek Group, Ltd.	2,593	456
Stroeer SE	2,591	199	Elbit Systems, Ltd.	794	120
Suedzucker AG	15,959	304	Frutarom Industries (1995) Ltd	1,963	205
Symrise AG	3,312	277	Israel Chemicals, Ltd.	85,401	360
Talanx AG	2,635	117	Mizrahi Tefahot Bank, Ltd.	20,698	403
ThyssenKrupp AG - ADR	6,159	194	Nice, Ltd.	2,219	202
Uniper SE	24,690	737	Taro Pharmaceutical Industries, Ltd.
United Internet AG	5,247	382	(Æ)(Ñ)	2,984	303
Volkswagen AG	485	107	Teva Pharmaceutical Industries, Ltd.	49,930	1,022
Vonovia SE	17,315	854			5,413
Wacker Chemie AG	1,958	393
Wirecard AG	3,333	415	Italy - 2.4%
Zalando SE(Æ)(Þ)	2,425	142	A2A SpA	201,463	387
		71,042	ACEA SpA	11,760	227
			Assicurazioni Generali SpA	86,274	1,710
Hong Kong - 2.1%			Atlantia SpA	8,093	268
AIA Group, Ltd.	378,146	3,247	Banca Generali SpA	3,540	132
Bank of East Asia, Ltd. (The)	28,413	123	Banca Mediolanum SpA	12,321	121
BOC Hong Kong Holdings, Ltd.	118,459	604	Banco BPM SpA(Æ)	79,812	303
CK Asset Holdings, Ltd.	259,054	2,476	Credito Emiliano SpA	11,719	113
CK Hutchison Holdings, Ltd.	159,686	2,154	Davide Campari-Milano SpA	54,652	435
Galaxy Entertainment Group, Ltd.	115,000	1,017	De' Longhi SpA	6,166	207
Hang Lung Properties, Ltd. - ADR	71,000	188	DiaSorin SpA	1,502	145
Hang Seng Bank, Ltd.	20,600	490	Enel SpA	481,023	3,051
Henderson Land Development Co. , Ltd.	122,989	859	ENI SpA - ADR	94,835	1,705
Hong Kong Exchanges & Clearing, Ltd.	29,000	1,096	FinecoBank Banca Fineco SpA	15,376	191
Hongkong Land Holdings, Ltd.	75,000	540	Hera SpA	74,874	273
Jardine Matheson Holdings, Ltd.	18,600	1,177	Infrastrutture Wireless Italiane SpA(Þ)	13,281	96
Jardine Strategic Holdings, Ltd.	11,600	462	Intesa Sanpaolo SpA	764,437	2,994
Link Real Estate Investment Trust(ö)	69,472	615	Leonardo SpA	51,182	617
Melco Crown Entertainment, Ltd. (Æ)(Š)	8,400	83	Luxottica Group SpA	4,848	312
New World Development Co. , Ltd.	266,123	432	Mediobanca SpA	76,259	927
Sino Land Co. , Ltd.	260,178	480	Moncler SpA	8,800	290
Sun Hung Kai Properties, Ltd.	92,596	1,606	Poste Italiane SpA(Þ)	52,339	433
Swire Pacific, Ltd. Class A	73,025	731	Prada SpA	21,600	88
Swire Properties, Ltd.	57,200	200	Prysmian SpA	5,820	205
Wharf Holdings, Ltd. (The)	69,721	286	Recordati SpA	8,830	402
Wharf Real Estate Investment Co. , Ltd.			Saipem SpA(Æ)	76,014	356
(Æ)	26,000	180	Snam Rete Gas SpA	106,809	520
Wheelock & Co. , Ltd.	74,000	579	Telecom Italia SpA(Æ)	1,306,518	1,176
		19,625	Terna Rete Elettrica Nazionale SpA	30,125	181
			Tod's SpA	1,203	91
Ireland - 0.6%			UniCredit SpA	135,539	2,984
Bank of Ireland Group PLC(Æ)	72,244	705	Unione di Banche Italiane SpA	130,664	676
CRH PLC	41,343	1,538	Unipol Gruppo Finanziario SpA	66,723	368
DCC PLC	2,929	308	UnipolSai SpA	76,978	199
Glanbia PLC	12,058	207	Yoox Net-A-Porter Group SpA Class
Icon PLC(Æ)	5,282	578	A(Æ)	3,967	186
Kerry Group PLC Class A	5,382	573			22,369
Kingspan Group PLC	15,235	705
Paddy Power Betfair PLC	4,176	484	Japan - 24.0%
Smurfit Kappa Group PLC	11,058	388	ABC-Mart, Inc.	4,800	312
		5,486	Activia Properties, Inc. (ö)	46	205
			Advance Residence Investment Corp. (ö)	71	182
Israel - 0.6%			Aeon Co. , Ltd.	24,900	425
Bank Hapoalim BM	72,126	540	AEON Financial Service Co. , Ltd.	7,000	175
Bank Leumi Le-Israel BM	136,549	841	Air Water, Inc.	19,400	414
			Aisin Seiki Co. , Ltd.	20,300	1,188

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 459

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ajinomoto Co. , Inc.	14,800	283	GungHo Online Entertainment, Inc. (Ñ)	40,700	118
Alfresa Holdings Corp.	34,600	846	Gunma Bank, Ltd. (The)	40,300	244
Alps Electric Co. , Ltd.	12,700	367	Hachijuni Bank, Ltd. (The)	59,900	356
ANA Holdings, Inc.	9,200	375	Hakuhodo DY Holdings, Inc.	22,500	339
Aozora Bank, Ltd.	5,200	212	Hamamatsu Photonics KK	13,700	506
Asahi Glass Co. , Ltd.	26,300	1,162	Hankyu Hanshin Holdings, Inc.	12,800	517
Asahi Group Holdings, Ltd.	14,700	742	Haseko Corp.	44,300	694
Asahi Intecc Co. , Ltd.	7,200	279	Hikari Tsushin, Inc.	1,000	146
Asahi Kasei Corp.	119,000	1,562	Hino Motors, Ltd.	59,500	790
Astellas Pharma, Inc.	59,900	785	Hirose Electric Co. , Ltd.	1,100	165
Bandai Namco Holdings, Inc.	15,000	491	Hiroshima Bank, Ltd. (The)	36,500	307
Bank of Kyoto, Ltd. (The)	6,000	338	Hisamitsu Pharmaceutical Co. , Inc.	4,500	310
Benesse Holdings, Inc.	8,300	313	Hitachi Capital Corp.	5,700	158
Bridgestone Corp.	34,100	1,663	Hitachi Chemical Co. , Ltd.	8,300	213
Brother Industries, Ltd.	20,600	530	Hitachi Construction Machinery Co. ,
Calbee, Inc.	8,600	303	Ltd.	10,100	457
Canon Marketing Japan, Inc.	13,200	363	Hitachi High-Technologies Corp.	10,100	477
Canon, Inc.	42,900	1,721	Hitachi Metals, Ltd.	34,300	469
Casio Computer Co. , Ltd.	15,600	237	Hitachi, Ltd.	297,000	2,378
Central Japan Railway Co.	7,100	1,349	Hokuriku Electric Power Co.	29,700	243
Century Tokyo Leasing Corp.	6,400	347	Honda Motor Co. , Ltd.	86,900	3,059
Chiba Bank, Ltd. (The)	63,000	548	Hoshizaki Corp.	3,800	359
Chiyoda Corp.	25,000	238	Hoya Corp.	12,900	661
Chubu Electric Power Co. , Inc.	45,400	572	Ibiden Co. , Ltd.	13,700	213
Chugai Pharmaceutical Co. , Ltd.	12,100	644	Idemitsu Kosan Co. , Ltd.	24,500	922
Chugoku Bank, Ltd. (The)	20,100	266	IHI Corp.	13,400	449
Chugoku Electric Power Co. , Inc. (The)	29,200	323	Iida Group Holdings Co. , Ltd.	28,400	565
Citizen Watch Co. , Ltd.	47,300	363	Inpex Corp.	65,700	854
Coca-Cola Bottlers Japan, Inc.	7,700	272	Isetan Mitsukoshi Holdings, Ltd.	40,200	482
Concordia Financial Group, Ltd.	125,500	764	Isuzu Motors, Ltd.	69,700	1,183
Cosmos Pharmaceutical Corp.	900	161	Ito En, Ltd.	4,700	194
Credit Saison Co. , Ltd.	22,400	409	ITOCHU Corp.	120,900	2,379
CyberAgent, Inc.	8,000	347	Itochu Techno-Solutions Corp.	10,600	468
CYBERDYNE, Inc. (Æ)(Ñ)	14,100	245	Itoham Yonekyu Holdings, Inc.	27,900	256
Dai Nippon Printing Co. , Ltd.	12,500	279	Iyo Bank, Ltd. (The)	38,800	321
Daicel Chemical Industries, Ltd.	40,400	491	Izumi Co. , Ltd.	3,100	197
Dai-ichi Life Holdings, Inc.	65,000	1,366	J Front Retailing Co. , Ltd.	33,400	613
Daiichi Sankyo Co. , Ltd.	21,200	716	Japan Airport Terminal Co. , Ltd.	7,200	279
Daikin Industries, Ltd.	8,600	1,038	Japan Exchange Group, Inc.	28,500	514
Daito Trust Construction Co. , Ltd.	2,400	421	Japan Hotel REIT Investment Corp. (ö)	274	203
Daiwa House Industry Co. , Ltd.	24,600	976	Japan Post Bank Co. , Ltd.	12,600	171
Daiwa Office Investment Corp. (ö)	37	214	Japan Post Holdings Co. , Ltd.	34,200	409
Daiwa Securities Group, Inc.	70,000	505	Japan Post Insurance Co. , Ltd.	12,600	334
DeNA Co. , Ltd.	5,000	109	Japan Prime Realty Investment Corp. (ö)	56	198
Denso Corp.	34,000	2,134	Japan Real Estate Investment Corp. (ö)	36	186
Dentsu, Inc.	8,300	372	Japan Retail Fund Investment Corp. (ö)	101	202
Disco Corp.	1,700	398	Japan Tobacco, Inc.	20,100	666
Don Quijote Holdings Co. , Ltd.	8,700	483	JFE Holdings, Inc.	53,200	1,269
East Japan Railway Co.	11,400	1,138	JGC Corp.	14,000	304
Eisai Co. , Ltd.	5,700	322	JSR Corp.	35,800	855
Electric Power Development Co. , Ltd.	20,700	590	JTEKT Corp.	31,900	571
FamilyMart UNY Holdings Co. , Ltd.	6,400	430	JX Holdings, Inc.	244,200	1,633
FANUC Corp.	6,700	1,822	Kajima Corp.	95,000	943
Fast Retailing Co. , Ltd.	2,100	945	Kakaku. com, Inc.	11,500	203
Fuji Electric Co. , Ltd.	64,000	531	Kaken Pharmaceutical Co. , Ltd.	1,800	94
Fuji Heavy Industries, Ltd.	30,291	1,004	Kamigumi Co. , Ltd.	15,500	342
FUJIFILM Holdings Corp.	19,100	737	Kaneka Corp.	36,000	337
Fujitsu, Ltd.	165,000	1,215	Kansai Electric Power Co. , Inc. (The)	81,400	1,013
Fukuoka Financial Group, Inc.	30,000	175	Kansai Paint Co. , Ltd.	7,000	173
GLP J-REIT (ö)	161	187	Kao Corp.	11,700	815

See accompanying notes which are an integral part of this quarterly report.

460 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kawasaki Heavy Industries, Ltd.	22,100	918	Nabtesco Corp.	10,300	489
KDDI Corp.	54,600	1,382	Nagoya Railroad Co. , Ltd.	8,000	211
Keio Corp.	3,000	143	Nankai Electric Railway Co. , Ltd.	7,000	182
Keisei Electric Railway Co. , Ltd.	9,700	328	NEC Corp.	31,200	945
Kewpie Corp.	6,600	189	Nexon Co. , Ltd. (Æ)	13,300	442
Keyence Corp.	3,200	1,951	NGK Insulators, Ltd.	13,400	273
Kikkoman Corp.	5,600	232	NGK Spark Plug Co. , Ltd.	18,100	480
Kintetsu Group Holdings Co. , Ltd.	5,000	198	NH Foods, Ltd.	18,000	432
Kirin Holdings Co. , Ltd.	39,500	986	NHK Spring Co. , Ltd.	49,600	553
Kobayashi Pharmaceutical Co. , Ltd.	7,400	492	Nidec Corp.	9,000	1,446
Kobe Steel, Ltd.	26,300	274	Nifco, Inc.	1,500	105
Koito Manufacturing Co. , Ltd.	6,800	481	Nintendo Co. , Ltd.	3,400	1,497
Komatsu, Ltd.	41,100	1,601	Nippon Building Fund, Inc. (ö)	34	182
Konami Holdings Corp.	7,100	409	Nippon Electric Glass Co. , Ltd.	8,400	347
Konica Minolta, Inc.	62,000	621	Nippon Express Co. , Ltd.	13,900	1,002
Kose Corp.	3,700	640	Nippon Prologis REIT, Inc. (ö)	83	190
Kubota Corp.	20,500	420	Nippon Shinyaku Co. , Ltd.	4,800	326
Kuraray Co. , Ltd.	21,600	407	Nippon Shokubai Co. , Ltd.	5,800	414
Kyocera Corp.	12,800	857	Nippon Steel & Sumitomo Metal Corp.	37,300	954
Kyowa Hakko Kirin Co. , Ltd.	18,200	358	Nippon Telegraph & Telephone Corp.	44,539	2,129
Kyushu Electric Power Co. , Inc.	43,500	477	Nippon Yusen KK	9,500	239
Kyushu Railway Co.	11,600	372	Nissan Chemical Industries, Ltd.	7,400	303
Lawson, Inc.	2,200	149	Nissan Motor Co. , Ltd.	139,500	1,492
LINE Corp. (Æ)	3,900	175	Nisshin Seifun Group, Inc.	15,900	319
Lion Corp.	23,600	444	Nissin Foods Holdings Co. , Ltd.	2,500	185
LIXIL Group Corp.	15,900	448	Nitori Holdings Co. , Ltd.	5,100	814
M3, Inc.	10,200	375	Nitto Denko Corp.	7,800	718
Makita Corp.	7,900	374	NOK Corp.	20,900	486
Marubeni Corp.	203,300	1,530	Nomura Holdings, Inc.	197,300	1,285
Marui Group Co. , Ltd.	9,600	175	Nomura Real Estate Holdings, Inc.	22,900	550
Maruichi Steel Tube, Ltd.	10,300	311	Nomura Real Estate Master Fund, Inc. (ö)	138	192
Matsumotokiyoshi Holdings Co. , Ltd.	9,000	369	Nomura Research Institute, Ltd.	8,700	402
Mazda Motor Corp.	47,400	666	NSK, Ltd.	37,500	620
McDonald's Holdings Co. Japan, Ltd.	7,800	351	NTN Corp.	93,000	478
Medipal Holdings Corp.	30,900	601	NTT Data Corp.	14,700	174
MEIJI Holdings Co. , Ltd.	2,200	184	NTT DOCOMO, Inc.	43,500	1,081
Minebea Co. , Ltd.	28,800	656	Obayashi Corp.	36,200	438
MISUMI Group, Inc.	28,800	873	Obic Co. , Ltd.	4,200	329
Mitsubishi Chemical Holdings Corp.	152,900	1,668	Odakyu Electric Railway Co. , Ltd.	8,000	177
Mitsubishi Corp.	95,100	2,670	Oji Holdings Corp.	171,000	1,177
Mitsubishi Electric Corp.	102,200	1,875	Omron Corp.	7,200	453
Mitsubishi Estate Co. , Ltd.	24,100	464	Ono Pharmaceutical Co. , Ltd.	10,600	262
Mitsubishi Gas Chemical Co. , Inc.	27,300	776	Oracle Corp. Japan	1,900	154
Mitsubishi Heavy Industries, Ltd.	26,200	990	Oriental Land Co. , Ltd.	8,300	813
Mitsubishi Logistics Corp.	7,000	184	ORIX Corp.	74,800	1,401
Mitsubishi Materials Corp.	13,800	516	Orix JREIT, Inc. (ö)	124	191
Mitsubishi Motors Corp.	97,400	725	Osaka Gas Co. , Ltd.	33,800	673
Mitsubishi Tanabe Pharma Corp.	19,600	397	Otsuka Corp.	7,300	615
Mitsubishi UFJ Financial Group, Inc.	585,900	4,427	Otsuka Holdings Co. , Ltd.	11,300	500
Mitsubishi UFJ Lease & Finance Co. ,			Panasonic Corp.	66,500	991
Ltd.	40,300	261	Park24 Co. , Ltd.	9,900	248
Mitsui & Co. , Ltd.	97,600	1,722	PeptiDream, Inc. (Æ)	2,500	104
Mitsui Chemicals, Inc.	26,800	845	Pigeon Corp.	14,200	555
Mitsui Fudosan Co. , Ltd.	11,800	311	Pola Orbis Holdings, Inc.	11,700	458
Mitsui OSK Lines, Ltd.	11,300	407	Rakuten, Inc.	53,600	484
Mixi, Inc.	4,100	181	Recruit Holdings Co. , Ltd.	70,000	1,710
Mizuho Financial Group, Inc.	1,162,600	2,196	Resona Holdings, Inc.	139,600	846
MonotaRO Co. , Ltd.	5,300	168	Ricoh Co. , Ltd.	40,600	400
MS&AD Insurance Group Holdings, Inc.	38,600	1,318	Rinnai Corp.	1,700	160
Murata Manufacturing Co. , Ltd.	5,800	860	Rohm Co. , Ltd.	4,300	473

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 461

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ryohin Keikaku Co. , Ltd.	1,900	634	Takeda Pharmaceutical Co. , Ltd.	25,100	1,480
Sankyo Co. , Ltd.	5,600	182	TDK Corp.	8,800	815
Santen Pharmaceutical Co. , Ltd.	21,900	359	Teijin, Ltd.	22,500	500
Sawai Pharmaceutical Co. , Ltd.	6,000	275	Temp Holdings Co. , Ltd.	10,900	272
SBI Holdings, Inc.	9,700	238	Terumo Corp.	9,200	452
SCSK Corp.	2,300	106	THK Co. , Ltd.	11,100	465
Secom Co. , Ltd.	6,700	514	Tobu Railway Co. , Ltd.	9,000	303
Sega Sammy Holdings, Inc.	34,500	482	Toho Gas Co. , Ltd.	6,000	176
Seiko Epson Corp.	18,100	440	Tohoku Electric Power Co. , Inc.	67,000	866
Sekisui Chemical Co. , Ltd.	25,500	488	Tokio Marine Holdings, Inc.	27,400	1,295
Sekisui House, Ltd.	42,600	783	Tokyo Broadcasting System Holdings,
Seven & i Holdings Co. , Ltd.	21,100	870	Inc.	17,200	414
Sharp Corp. (Æ)	12,000	448	Tokyo Electric Power Co. Holdings, Inc.
Shikoku Electric Power Co. , Inc.	24,100	274	(Æ)	126,100	512
Shimadzu Corp.	27,000	684	Tokyo Electron, Ltd.	5,900	1,111
Shimamura Co. , Ltd.	4,200	494	Tokyo Gas Co. , Ltd.	36,200	863
Shimano, Inc.	3,000	429	Tokyo Tatemono Co. , Ltd.	22,400	361
Shimizu Corp.	46,800	481	Tokyu Corp.	11,000	184
Shin-Etsu Chemical Co. , Ltd.	14,500	1,669	Tokyu Fudosan Holdings Corp.	69,200	545
Shinsei Bank, Ltd.	19,400	341	Toppan Printing Co. , Ltd.	39,000	368
Shionogi & Co. , Ltd.	12,000	660	Toray Industries, Inc.	45,100	451
Shiseido Co. , Ltd.	18,500	952	Tosoh Corp.	43,000	993
Shizuoka Bank, Ltd. (The)	54,000	577	TOTO, Ltd.	5,900	339
Showa Shell Sekiyu KK	36,800	522	Toyo Seikan Group Holdings, Ltd.	14,300	232
SMC Corp.	3,200	1,584	Toyo Suisan Kaisha, Ltd.	5,000	203
SoftBank Group Corp.	20,300	1,680	Toyoda Gosei Co. , Ltd.	22,300	594
Sohgo Security Services Co. , Ltd.	3,300	180	Toyota Boshoku Corp.	8,500	182
Sojitz Corp.	187,200	606	Toyota Industries Corp.	16,900	1,103
Sompo Japan Nipponkoa Holdings, Inc.	26,600	1,070	Toyota Motor Corp.	118,400	8,149
Sony Corp.	33,000	1,580	Toyota Tsusho Corp.	26,600	1,083
Sony Financial Holdings, Inc.	11,800	216	Trend Micro, Inc.	6,300	342
Sotetsu Holdings, Inc.	9,000	249	Tsuruha Holdings, Inc.	1,900	265
Square Enix Holdings Co. , Ltd.	4,800	219	Unicharm Corp.	19,300	517
Stanley Electric Co. , Ltd.	15,500	630	United Urban Investment Corp. (ö)	119	188
Start Today Co. , Ltd.	10,400	308	USS Co. , Ltd.	20,800	465
Sugi Holdings Co. , Ltd. - GDR	4,300	230	Welcia Holdings Co. , Ltd.	5,100	217
Sumitomo Chemical Co. , Ltd.	185,000	1,364	West Japan Railway Co.	10,500	790
Sumitomo Corp.	141,900	2,446	Yahoo! Japan Corp.	51,200	247
Sumitomo Dainippon Pharma Co. , Ltd.	20,400	302	Yakult Honsha Co. , Ltd.	9,200	771
Sumitomo Electric Industries, Ltd.	58,700	1,004	Yamada Denki Co. , Ltd.	118,400	701
Sumitomo Heavy Industries, Ltd.	18,000	826	Yamaguchi Financial Group, Inc.	24,000	282
Sumitomo Metal Mining Co. , Ltd.	14,500	685	Yamaha Corp.	12,300	507
Sumitomo Mitsui Financial Group, Inc.	51,900	2,345	Yamaha Motor Co. , Ltd.	36,700	1,226
Sumitomo Mitsui Trust Holdings, Inc.	23,900	997	Yamato Holdings Co. , Ltd.	12,600	325
Sumitomo Realty & Development Co. ,			Yamazaki Baking Co. , Ltd.	9,200	181
Ltd.	13,000	501	Yaskawa Electric Corp.	15,100	787
Sumitomo Rubber Industries, Ltd.	30,600	597	Yokogawa Electric Corp.	12,600	270
Sundrug Co. , Ltd.	6,100	263	Yokohama Rubber Co. , Ltd. (The)	25,500	651
Suntory Beverage & Food, Ltd.	6,400	306			225,772
Suruga Bank, Ltd.	11,500	233
Suzuken Co. , Ltd.	13,600	581	Jersey - 0.7%
Suzuki Motor Corp.	15,600	896	Experian PLC	8,274	191
Sysmex Corp.	8,800	693	Glencore PLC(Æ)	769,516	4,412
T&D Holdings, Inc.	43,100	770	Janus Henderson Group PLC	7,389	291
Taiheiyo Cement Corp.	13,300	568	Randgold Resources, Ltd.	1,023	103
Taisei Corp.	3,500	179	Shire PLC - ADR	24,781	1,161
Taisho Pharmaceutical Holdings Co. ,			Wolseley PLC - ADR	7,028	543
Ltd.	3,300	268			6,701
Taiyo Nippon Sanso Corp.	13,200	205
Takashimaya Co. , Ltd.	60,000	624	Luxembourg - 0.4%
			Aperam SA	8,255	491

See accompanying notes which are an integral part of this quarterly report.

462 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ArcelorMittal SA(Æ)	61,660	2,239	Portugal - 0.4%
Eurofins Scientific SE	429	280	Banco BPI SA Class G(Æ)	79,958	133
SES SA(Ñ)	30,775	480	Banco Comercial Portugues SA Class
Tenaris SA	38,324	669	R(Æ)	1,022,782	409
		4,159	Banco Espirito Santo SA Class C(Æ)(Š)	22,842	3
			Energias de Portugal SA	308,267	1,083
Netherlands - 3.0%			Galp Energia SGPS SA Class B	27,809	531
Aalberts Industries NV	8,502	465	Jeronimo Martins SGPS SA	14,536	310
ABN AMRO Group NV(Þ)	34,068	1,154	Navigator Co. SA (The) - ADR	93,554	525
Aegon NV	159,125	1,089	Sonae SGPS SA	314,581	505
AerCap Holdings NV(Æ)	16,701	904			3,499
Akzo Nobel NV	6,296	590
Altice NV Class A(Æ)(Ñ)	20,421	219	Singapore - 0.7%
Altice NV Class B(Æ)	3,333	36	CapitaLand, Ltd.	100,100	292
ASM International NV	5,573	401	City Developments, Ltd.	19,900	201
ASML Holding NV	13,101	2,657	DBS Group Holdings, Ltd.	80,000	1,607
ASR Nederland NV	12,296	537	Keppel Corp. , Ltd. - ADR	79,800	526
Boskalis Westminster	5,487	219	Oversea-Chinese Banking Corp. , Ltd.	237,313	2,343
Euronext NV(Þ)	3,911	265	United Overseas Bank, Ltd.	83,600	1,746
EXOR NV	8,474	655			6,715
Ferrari NV	4,191	499
HAL Trust(Ñ)	2,291	435	Spain - 3.4%
Heineken Holding NV	1,847	196	Abertis Infraestructuras SA	27,817	674
Heineken NV	3,006	338	Acciona SA	2,994	271
ING Groep NV	249,929	4,916	Acerinox SA	7,935	117
Koninklijke Ahold Delhaize NV	104,403	2,330	ACS Actividades de Construccion y
Koninklijke DSM NV	8,865	916	Servicios SA	19,018	762
Koninklijke KPN NV	24,285	85	Aena SA(Þ)	3,215	700
Koninklijke Philips NV	11,266	459	Amadeus IT Group SA Class A	19,272	1,496
Koninklijke Vopak NV	10,694	483	Atresmedia Corp. de Medios de
NN Group NV	22,646	1,069	Comunicacion SA	7,020	73
Philips Lighting NV(Þ)	7,170	282	Banco Bilbao Vizcaya Argentaria SA
Randstad Holding NV	12,386	875	- ADR	401,808	3,774
Royal Dutch Shell PLC Class A	123,581	4,341	Banco de Sabadell SA - ADR	517,140	1,228
SBM Offshore NV	41,276	771	Banco Santander SA - ADR(Ñ)	809,418	6,010
Wolters Kluwer NV	10,902	577	Bankia SA	117,974	597
X5 Retail Group NV - GDR(Æ)	4,614	177	Bankinter SA	51,967	597
		27,940	CaixaBank SA	356,689	1,923
			Cellnex Telecom SA(Þ)	3,632	98
New Zealand - 0.1%			Corp. Financiera Alba SA	5,491	343
Contact Energy, Ltd.	45,628	188	Distribuidora Internacional de
Fisher & Paykel Healthcare Corp. , Ltd.	28,945	284	Alimentacion SA	69,257	370
Fonterra Group, Ltd.	52,465	240	Ebro Foods SA	10,139	250
Ryman Healthcare, Ltd.	22,565	182	Enagas SA	33,535	914
Spark New Zealand, Ltd.	70,417	186	Endesa SA - ADR	26,014	584
		1,080	Gamesa Corp. Technologica SA	11,592	181
			Gas Natural SDG SA	36,042	833
Norway - 0.7%			Gestamp Automocion SA(Æ)(Þ)	50,894	390
DNB ASA	137,814	2,796	Grupo Catalana Occidente SA	6,389	299
Kongsberg Gruppen ASA	5,081	103	Iberdrola SA	312,009	2,542
Leroy Seafood Group ASA	30,430	155	Industria de Diseno Textil SA	39,504	1,416
Marine Harvest ASA	24,533	424	Mapfre SA	88,222	313
Norsk Hydro ASA	157,517	1,149	Melia Hotels International SA	7,743	110
Orkla ASA	14,573	152	Merlin Properties Socimi SA(ö)	13,625	196
Salmar ASA Class A	8,421	229	Obrascon Huarte Lain SA(Æ)	29,590	183
Statoil ASA Class N(Ñ)	32,299	757	Repsol SA - ADR	128,389	2,415
Telenor ASA	32,052	750	Tecnicas Reunidas SA	12,506	426
Yara International ASA	4,719	227	Telefonica SA - ADR	200,975	2,058
		6,742	Zardoya Otis SA	13,699	156
					32,299

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 463

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sweden - 2.7%			Baloise Holding AG	7,993	1,309
AAK AB	1,138	106	Barry Callebaut AG(Æ)	145	297
Ahlsell AB(Þ)	27,480	185	Basellandschaftliche Kantonalbank	284	285
Alfa Laval AB	23,463	616	Basler Kantonalbank	2,343	195
Assa Abloy AB Class B	33,358	739	Berner Kantonalbank AG	1,277	254
Atlas Copco AB Class A	43,762	2,053	Bucher Industries AG	429	197
Atlas Copco AB Class B	14,513	606	Chocoladefabriken Lindt & Spruengli
Axfood AB	9,352	188	AG	330	2,067
Axis Communications AB	4,802	206	Cie Financiere Richemont SA	20,105	1,928
Boliden AB	23,894	867	Clariant AG(Æ)	13,176	377
Castellum AB	16,539	285	Coca-Cola HBC AG - ADR(Æ)	12,845	432
Electrolux AB	8,272	292	Credit Suisse Group AG(Æ)	142,182	2,745
Elekta AB Class B	21,117	202	DKSH Holding AG	1,710	160
Essity Aktiebolag Class A	4,083	122	Dufry AG(Æ)	751	117
Essity Aktiebolag Class B	14,398	431	Emmi AG(Æ)	404	306
Fabege AB	6,521	143	EMS-Chemie Holding AG	877	645
Fastighets AB Balder Class B(Æ)	5,693	152	Flughafen Zurich AG	959	244
Fingerprint Cards AB Class B(Ñ)	43,334	67	GAM Holding AG(Æ)	22,618	425
Getinge AB Class B	12,378	169	Geberit AG	948	449
Hennes & Mauritz AB Class B	21,742	385	Georg Fischer AG	101	146
Hexagon AB Class B	12,514	746	Givaudan SA	385	927
Hexpol AB	7,509	81	Helvetia Holding AG	637	379
Holmen AB Class B	3,835	202	Idorsia, Ltd. (Æ)	4,580	142
Hufvudstaden AB Class A	15,438	248	Julius Baer Group, Ltd. (Æ)	10,188	700
Husqvarna AB Class B	28,573	298	Kaba Holding AG(Æ)	110	101
ICA Gruppen AB	8,459	330	Kuehne & Nagel International AG	1,364	251
Investment AB Latour Class B	16,036	204	LafargeHolcim, Ltd. (Æ)	33,689	2,061
Kindred Group PLC(Æ)	7,128	119	Lonza Group AG(Æ)	1,784	495
L E Lundbergforetagen AB Class B	1,340	108	Nestle SA	143,195	12,359
Lifco AB Class B	3,138	126	Novartis AG	95,552	8,645
NCC AB Class B	9,989	198	OC Oerlikon Corp. AG(Æ)	19,462	347
NIBE Industrier AB B Shares(Æ)	23,928	233	Partners Group Holding AG	1,091	847
Nordea Bank AB	199,865	2,467	PSP Swiss Property AG	1,901	187
Saab AB Class B	5,132	246	Roche Holding AG	28,363	6,984
Sandvik AB	64,596	1,272	Schindler Holding AG	3,618	907
Securitas AB Class B	9,555	177	SFS Group AG(Æ)	2,626	330
Skandinaviska Enskilda Banken AB			SGS SA	177	476
Class A	145,563	1,840	Sika AG	136	1,177
Skanska AB Class B	5,325	108	Sonova Holding AG	1,897	306
SKF AB Class B	28,745	711	St. Galler Kantonalbank AG	360	202
SSAB AB Class A(Æ)	74,414	472	STMicroelectronics NV	21,175	506
Svenska Cellulosa AB SCA Class A	6,940	80	Straumann Holding AG	843	644
Svenska Cellulosa AB SCA Class B	85,802	888	Sunrise Communications Group AG(Æ)
Svenska Handelsbanken AB Class A	98,434	1,433	(Þ)	1,002	94
Swedbank AB Class A	55,179	1,411	Swatch Group AG (The)	4,983	431
Tele2 AB Class B	31,103	389	Swatch Group AG (The) Class B	1,506	691
Telefonaktiebolaget LM Ericsson Class B	66,702	429	Swiss Life Holding AG(Æ)	3,116	1,169
Telia Co. AB	200,925	1,009	Swiss Re AG	26,385	2,603
Trelleborg AB Class B	19,413	518	Swisscom AG	1,074	587
Volvo AB Class A - GDR	10,312	213	TE Connectivity, Ltd.	3,180	326
Volvo AB Class B	66,449	1,357	Temenos Group AG(Æ)	2,119	292
Wallenstam AB B Shares(Æ)	11,058	105	UBS Group AG(Æ)	178,880	3,634
		25,832	Vifor Pharma AG	1,776	261
			Zurich Insurance Group AG	10,183	3,344
Switzerland - 7.3%					68,541
ABB, Ltd.	58,196	1,623
Adecco SA	14,029	1,153	United Kingdom - 13.7%
Allreal Holding AG(Æ)	1,564	272	3i Group PLC	142,165	1,881
Alpiq Holding AG(Æ)	3,714	291	Admiral Group PLC	7,081	186
Aryzta AG(Æ)(Ñ)	8,132	219	AdStar, Inc. (Æ)	2,399	253

See accompanying notes which are an integral part of this quarterly report.

464 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aggreko PLC	24,469	280	Investec PLC	65,827	512
Anglo American PLC	80,677	1,958	J Sainsbury PLC	163,946	588
Antofagasta PLC	12,659	167	JD Sports Fashion PLC	38,622	201
Ashtead Group PLC	15,022	449	John Wood Group PLC	74,322	684
Associated British Foods PLC	10,830	420	Johnson Matthey PLC	20,473	1,006
AstraZeneca PLC	28,374	1,966	Just Eat PLC(Æ)	16,641	193
Aviva PLC	364,750	2,659	Kingfisher PLC	305,950	1,507
Babcock International Group PLC	46,196	450	Land Securities Group PLC	15,921	227
BAE Systems PLC	65,245	551	Legal & General Group PLC	770,389	2,961
Barclays PLC	538,399	1,530	Lloyds Banking Group PLC	4,237,940	4,186
Barratt Developments PLC	154,443	1,284	London Stock Exchange Group PLC	15,678	874
BBA Aviation PLC	61,853	309	Marks & Spencer Group PLC	146,528	627
Bellway PLC	20,903	986	Meggitt PLC	73,500	485
Berkeley Group Holdings PLC	20,846	1,174	Metro Bank PLC(Æ)	4,093	211
BHP Billiton PLC	119,405	2,656	Millennium & Copthorne Hotels PLC	22,256	169
Booker Group PLC	123,920	399	Mondi PLC	31,064	829
BP PLC	870,925	6,202	Moneysupermarket. com Group PLC	43,063	207
British American Tobacco PLC	81,836	5,595	National Grid PLC	193,729	2,219
British Land Co. PLC (The)(ö)	15,710	149	Next PLC	14,010	1,013
Britvic PLC	16,432	171	Old Mutual PLC	540,330	1,794
BT Group PLC	437,911	1,588	Pearson PLC	61,332	604
BTG PLC(Æ)	9,764	103	Persimmon PLC Class A	42,219	1,500
Burberry Group PLC	16,472	370	Petrofac, Ltd.	89,460	673
Centrica PLC	394,313	747	Prudential PLC	94,957	2,571
Close Brothers Group PLC	10,926	244	Reckitt Benckiser Group PLC	17,764	1,716
CNH Industrial NV	34,052	502	RELX NV	6,525	145
Compass Group PLC	35,164	740	RELX PLC	18,079	397
Croda International PLC	7,150	455	Rentokil Initial PLC	130,233	549
CYBG PLC	47,455	216	Rightmove PLC	2,731	171
Daily Mail & General Trust PLC Class A	27,048	245	Rio Tinto PLC	51,920	2,889
Derwent London PLC(ö)	2,249	94	Rolls-Royce Holdings PLC(Æ)	6,548	81
Diageo PLC	90,572	3,259	Royal Bank of Scotland Group PLC(Æ)	208,089	851
Dialog Semiconductor PLC(Æ)	3,793	115	Royal Dutch Shell PLC Class B	243,387	8,639
Direct Line Insurance Group PLC	138,602	727	Royal Mail PLC	88,579	591
Dixons Carphone PLC	163,498	454	RPC Group PLC	14,202	172
Drax Group PLC	50,781	188	RSA Insurance Group PLC	24,718	217
DS Smith PLC Class F	49,067	351	Sage Group PLC (The)	30,909	329
easyJet PLC	24,060	567	Schroders PLC	3,598	190
Fiat Chrysler Automobiles NV(Æ)	140,864	3,378	Scottish & Southern Energy PLC	39,449	731
Galiform PLC	47,602	313	Segro PLC(ö)	30,469	252
GKN PLC	200,130	1,202	Shaftesbury PLC(ö)	6,317	90
GlaxoSmithKline PLC - ADR	108,045	2,014	Sky PLC	28,922	435
Greene King PLC	24,710	183	Smith & Nephew PLC	24,049	433
Halma PLC	16,782	304	Smiths Group PLC	11,650	265
Hargreaves Lansdown PLC	19,744	521	Spectris PLC	11,682	433
Hays PLC	138,382	397	Spirax-Sarco Engineering PLC	6,590	531
Hiscox, Ltd.	6,829	137	Sports Direct International PLC(Æ)	83,951	443
HSBC Holdings PLC	971,153	10,362	St. James's Place PLC	32,498	548
IG Group Holdings PLC	18,516	203	Standard Chartered PLC(Æ)	92,141	1,073
IMI PLC	13,337	252	Standard Life Aberdeen PLC	342,707	2,071
Imperial Tobacco Group PLC	11,753	484	Subsea 7 SA	47,320	737
Inchcape PLC	93,533	962	Tate & Lyle PLC	66,837	609
Indivior PLC(Æ)	35,419	201	Taylor Wimpey PLC	443,162	1,200
Informa PLC	17,622	174	TechnipFMC PLC	5,212	168
Inmarsat PLC	31,750	209	Tesco PLC	139,299	413
InterContinental Hotels Group PLC(Æ)	1,863	125	Travis Perkins PLC	25,597	531
Intermediate Capital Group PLC(Æ)	18,305	301	Unilever NV	37,139	2,149
International Consolidated Airlines			Unilever PLC	41,783	2,365
Group SA	133,755	1,216	Vodafone Group PLC	988,367	3,152
Intertek Group PLC	3,616	258	WH Smith PLC	8,820	268

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 465

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
William Hill PLC	110,613	487		Total Warrants & Rights
Wm Morrison Supermarkets PLC	322,953	1,018		(cost $—)			1
		129,016
			Short	-Term Investments - 3.2%
United States - 0.4%				United States - 3.2%
BlackRock Health Sciences Trust	56,121	331		U. S. Cash Management Fund (@)	30,129,779	(8)	30,133
Carnival PLC	6,745	476		Total Short-Term Investments
Thomson Reuters Corp.	3,810	165		(cost $30,130)			30,133
Valeant Pharmaceuticals International,
Inc. (Æ)	20,638	382		Other Securities - 0.9%
Wausau Paper Corp.	122,032	2,215		U. S. Cash Collateral - Fund(×)	8,644,899	(8)	8,645
Wordplay, Inc. Class A(Æ)	1,065	85		Total Other Securities
		3,654		(cost $8,645)			8,645

Total Common Stocks
(cost $708,678)		875,382		Total Investments 100.3%
				(identified cost $773,310)			946,099

Investments in Other Funds - 2.7%
Vanguard FTSE Emerging Markets ETF	514,816	25,658		Other Assets and Liabilities, Net
Total Investments in Other Funds			-	(0.3%)			(2,438)
(cost $20,882)		25,658		Net Assets - 100.0%			943,661

Preferred Stocks - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG
4.816% (¢)(Ÿ)	3,239	316
Fuchs Petrolub SE
1.808% (Ÿ)	4,512	247
Henkel AG & Co. KGaA
1.327% (Ÿ)	3,752	524
Jungheinrich AG
1.136% (Ÿ)	3,527	174
Porsche Automobil Holding SE
1.568% (Ÿ)	17,527	1,619
Sartorius AG
0.570% (Ÿ)	1,804	216
Schaeffler AG
3.681% (Ÿ)	12,410	247
Volkswagen AG
1.258% (Ÿ)	11,135	2,447
		5,790

Italy - 0.0%
Telecom Italia SpA
4.472% (Ÿ)	103,798	79

Japan - 0.0%
Ito En, Ltd.
2.132% (Ÿ)	10,000	207
Shinkin Central Bank Class A
2.792% (Ÿ)	93	204
		411

Total Preferred Stocks
(cost $4,975)		6,280

Warrants & Rights - 0.0%
Italy - 0.0%
UniCredit SpA(Æ)
Rights 2018	135,539	1

See accompanying notes which are an integral part of this quarterly report.

466 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%

Axis Communications AB	09/11/17		4,802	44.23	212	206
Banco BPI SA	07/20/16	EUR	79,958	1.24	99	133
Banco Espirito Santo SA	07/31/14	EUR	22,842	0.27	6	3
Melco Crown Entertainment, Ltd.	07/31/14	HKD	8,400	8.32	70	83
						425
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	210	EUR	7,560	03/18	(87)
FTSE 100 Index Futures	91	GBP	6,795	03/18	74
MSCI EAFE Mini Index Futures	117	USD	12,551	03/18	(8)
S&P/TSX 60 Index Futures	39	CAD	7,355	03/18	(85)
SPI 200 Index Futures	38	AUD	5,682	03/18	(20)
Short Positions
S&P 500 E-Mini Index Futures	139	USD	19,639	03/18	(1,264)
TOPIX Index Futures	55	JPY	1,011,725	03/18	172
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,218)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,402	AUD	1,866	03/22/18	101
Bank of America	USD	3,274	AUD	4,355	03/22/18	234
Bank of America	USD	16	CAD	20	03/22/18	—
Bank of America	USD	1,464	CAD	1,880	03/22/18	65
Bank of America	USD	2,013	CAD	2,500	03/22/18	21
Bank of America	USD	2,258	CAD	2,900	03/22/18	101
Bank of America	USD	3,115	CAD	4,000	03/22/18	139
Bank of America	USD	3,573	CAD	4,588	03/22/18	159
Bank of America	USD	1,498	EUR	1,262	03/22/18	74
Bank of America	USD	3,672	EUR	3,100	03/22/18	189
Bank of America	USD	2,690	GBP	2,000	03/22/18	155
Bank of America	USD	2,977	GBP	2,213	03/22/18	170
Bank of America	USD	3,084	GBP	2,292	03/22/18	176
Bank of America	USD	1,716	HKD	13,375	03/22/18	(4)
Bank of America	USD	27	ILS	91	02/01/18	—
Bank of America	USD	52	ILS	177	02/02/18	—
Bank of America	USD	357	JPY	40,000	03/22/18	10
Bank of America	USD	130	NOK	1,000	03/22/18	—
Bank of America	USD	128	SEK	1,000	03/22/18	—
Bank of America	CAD	30	USD	24	03/22/18	—
Bank of America	CAD	50	USD	40	03/22/18	—
Bank of America	CAD	650	USD	508	03/22/18	(21)
Bank of America	CHF	1,333	USD	1,352	03/22/18	(85)
Bank of America	EUR	8	USD	10	02/01/18	—

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 467

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	1,450	USD	1,721	03/22/18	(85)
Bank of America	EUR	3,786	USD	4,485	03/22/18	(231)
Bank of America	GBP	100	USD	135	03/22/18	(7)
Bank of America	GBP	100	USD	142	03/22/18	—
Bank of America	JPY	300,000	USD	2,659	03/22/18	(97)
Bank of America	JPY	637,000	USD	5,683	03/22/18	(168)
Bank of America	NOK	11,100	USD	1,344	03/22/18	(98)
Bank of America	NZD	6,500	USD	4,439	03/22/18	(350)
Bank of America	SEK	9,438	USD	1,123	03/22/18	(79)
Bank of New York	GBP	100	USD	136	03/22/18	(6)
BNP Paribas	CAD	80	USD	64	03/22/18	(1)
BNP Paribas	CAD	100	USD	80	03/22/18	(1)
BNP Paribas	CAD	500	USD	403	03/22/18	(4)
Brown Brothers Harriman	CAD	100	USD	81	03/22/18	—
Brown Brothers Harriman	CAD	100	USD	78	03/22/18	(4)
Brown Brothers Harriman	CAD	150	USD	117	03/22/18	(5)
Brown Brothers Harriman	CAD	200	USD	157	03/22/18	(6)
Brown Brothers Harriman	CAD	500	USD	395	03/22/18	(11)
Brown Brothers Harriman	GBP	100	USD	135	03/22/18	(7)
Citibank	USD	3,273	AUD	4,355	03/22/18	237
Citibank	USD	3,572	CAD	4,588	03/22/18	159
Citibank	USD	121	EUR	100	03/22/18	4
Citibank	USD	2,979	GBP	2,213	03/22/18	169
Citibank	USD	1,715	HKD	13,375	03/22/18	(4)
Citibank	AUD	100	USD	78	03/22/18	(3)
Citibank	CAD	50	USD	41	03/22/18	—
Citibank	CAD	100	USD	80	03/22/18	(2)
Citibank	CAD	140	USD	112	03/22/18	(2)
Citibank	CAD	200	USD	160	03/22/18	(3)
Citibank	CHF	1,333	USD	1,354	03/22/18	(83)
Citibank	EUR	1,450	USD	1,722	03/22/18	(84)
Citibank	GBP	150	USD	202	03/22/18	(11)
Citibank	JPY	637,000	USD	5,689	03/22/18	(162)
Citibank	NOK	11,100	USD	1,344	03/22/18	(98)
Citibank	SEK	9,438	USD	1,123	03/22/18	(78)
Commonwealth Bank of Australia	USD	1,402	AUD	1,866	03/22/18	101
Commonwealth Bank of Australia	USD	3,274	AUD	4,355	03/22/18	234
Commonwealth Bank of Australia	USD	1,465	CAD	1,880	03/22/18	64
Commonwealth Bank of Australia	USD	3,575	CAD	4,588	03/22/18	157
Commonwealth Bank of Australia	USD	1,499	EUR	1,262	03/22/18	73
Commonwealth Bank of Australia	USD	2,974	GBP	2,213	03/22/18	174
Commonwealth Bank of Australia	USD	3,081	GBP	2,292	03/22/18	179
Commonwealth Bank of Australia	USD	1,716	HKD	13,375	03/22/18	(4)
Commonwealth Bank of Australia	CHF	1,333	USD	1,354	03/22/18	(83)
Commonwealth Bank of Australia	EUR	1,450	USD	1,722	03/22/18	(84)
Commonwealth Bank of Australia	JPY	637,000	USD	5,689	03/22/18	(162)
Commonwealth Bank of Australia	NOK	11,100	USD	1,345	03/22/18	(97)
Commonwealth Bank of Australia	SEK	9,438	USD	1,124	03/22/18	(77)
Royal Bank of Canada	USD	9,067	EUR	7,300	03/22/18	25
Royal Bank of Canada	USD	18,865	JPY	2,050,000	03/22/18	(35)
Royal Bank of Canada	AUD	3,000	USD	2,428	03/22/18	11
Royal Bank of Canada	CAD	200	USD	162	03/22/18	(1)
Royal Bank of Canada	CAD	200	USD	156	03/22/18	(7)
Royal Bank of Canada	CHF	8,500	USD	9,097	03/22/18	(70)
Royal Bank of Canada	EUR	1,800	USD	2,236	03/22/18	(6)
Royal Bank of Canada	GBP	1,200	USD	1,692	03/22/18	(15)
Royal Bank of Canada	JPY	1,000,000	USD	9,202	03/22/18	17
Royal Bank of Canada	SEK	19,000	USD	2,416	03/22/18	(3)
State Street	USD	1,402	AUD	1,866	03/22/18	101
State Street	USD	3,272	AUD	4,355	03/22/18	236
State Street	USD	1,465	CAD	1,880	03/22/18	65
State Street	USD	3,574	CAD	4,588	03/22/18	158
State Street	USD	1,498	EUR	1,262	03/22/18	73

See accompanying notes which are an integral part of this quarterly report.

468 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	2,972	GBP	2,213	03/22/18	175
State Street	USD	3,079	GBP	2,292	03/22/18	181
State Street	USD	1,716	HKD	13,375	03/22/18	(4)
State Street	USD	146	NZD	200	03/22/18	2
State Street	CAD	50	USD	40	03/22/18	(1)
State Street	CAD	300	USD	234	03/22/18	(10)
State Street	CAD	550	USD	439	03/22/18	(8)
State Street	CHF	1,333	USD	1,354	03/22/18	(83)
State Street	EUR	1,450	USD	1,722	03/22/18	(84)
State Street	JPY	637,000	USD	5,686	03/22/18	(165)
State Street	NOK	11,100	USD	1,344	03/22/18	(98)
State Street	SEK	9,438	USD	1,124	03/22/18	(77)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,215

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$—	$36,208	$—	$—	$36,208
Austria	—	7,238	—	—	7,238
Belgium	—	9,766	—	—	9,766
Canada	57,832	—	—	—	57,832
Cayman Islands	—	170	—	—	170
China	—	204	—	—	204
Denmark	—	12,525	—	—	12,525
Finland	—	8,395	—	—	8,395
France	46	77,113	—	—	77,159
Germany	—	71,042	—	—	71,042
Hong Kong	—	19,542	83	—	19,625
Ireland	578	4,908	—	—	5,486
Israel	1,082	4,331	—	—	5,413
Italy	—	22,369	—	—	22,369
Japan	—	225,772	—	—	225,772
Jersey	291	6,410	—	—	6,701
Luxembourg	—	4,159	—	—	4,159
Netherlands	904	27,036	—	—	27,940
New Zealand	—	1,080	—	—	1,080
Norway	—	6,742	—	—	6,742
Portugal	—	3,496	3	—	3,499
Singapore	—	6,715	—	—	6,715
Spain	—	32,299	—	—	32,299
Sweden	—	25,832	—	—	25,832
Switzerland	326	68,215	—	—	68,541
United Kingdom	—	129,016	—	—	129,016
United States	632	3,022	—	—	3,654
Investments in Other Funds	25,658	—	—	—	25,658
Preferred Stocks	—	6,280	—	—	6,280

See accompanying notes which are an integral part of this quarterly report.

Multifactor International Equity Fund 469

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Warrants & Rights	—	1	—	—	1
Short-Term Investments	—	—	—	30,133	30,133
Other Securities	—	—	—	8,645	8,645
Total Investments	87,349	819,886	86	38,778	946,099

Other Financial Instruments
Assets
Futures Contracts	246	—	—	—	246
Foreign Currency Exchange Contracts	—	4,189	—	—	4,189
Liabilities
Futures Contracts	(1,464)	—	—	—	(1,464)
Foreign Currency Exchange Contracts	—	(2,974)	—	—	(2,974)
Total Other Financial Instruments*	$(1,218)	$1,215	$—	$—	$(3)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	129,400
Consumer Staples	53,885
Energy	53,635
Financial Services	282,773
Health Care	62,589
Materials and Processing	102,066
Producer Durables	125,374
Technology	45,451
Utilities	52,147
Warrants and Rights	1
Short-Term Investments	30,133
Other Securities	8,645
Total Investments	946,099

See accompanying notes which are an integral part of this quarterly report.

470 Multifactor International Equity Fund

Russell Investment Company

Notes to Schedules of Investments — January 31, 2018 (Unaudited)

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(+) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(&) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(0) Weekly payment frequency.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Notes to Schedules of Investments 471

Russell Investment Company

Notes to Schedules of Investments, continued — January 31, 2018 (Unaudited)

GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBOR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON - Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

472 Notes to Schedules of Investments

Russell Investment Company

Notes to Quarterly Report — January 31, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 28 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 2018, as amended (“Master Trust Agreement”), and the provisions of
Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

The Reorganization of the U.S. Large Cap Equity Fund: The following information relates to the upcoming reorganization of the U.S.
Large Cap Equity Fund (the "Acquired Fund") into the Multifactor U.S. Equity Fund (the "Acquiring Fund"):

At a meeting held on December 5, 2017, the Board of Trustees of RIC, upon the recommendation of RIM, approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the reorganization of the Acquired Fund into the Acquiring Fund, each a series of RIC (the “Reorganization”). The Reorganization does not require shareholder approval.

Shareholders of the Acquired Fund will receive more information about the benefits to them and impacts of the Reorganization in a separate information statement that was mailed to shareholders in March 2018, closer to the expected Reorganization date on or about the close of business on April 27, 2018 (the “Closing Date”).

The Reorganization contemplates: (1) transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for
Shares of the Acquiring Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of Shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired
Fund. Each shareholder of the Acquired Fund will receive Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Shares of the Acquired Fund held by that shareholder as of the Closing Date.

Please note that existing shareholders and new investors will be able to purchase Shares of the Acquired Fund through the close of business on April 25, 2018. Shareholders will be able to redeem Shares of the Acquired Fund through the Closing Date.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities,

Notes to Quarterly Report 473

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that

474 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap
Equity, U.S. Small Cap Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed
U.S. Mid & Small Cap, Global Opportunistic Credit, Unconstrained Total Return, Short Duration Bond, Tax-Exempt High Yield
Bond, Tax-Exempt Bond, Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Strategic Call Overwriting,
Multifactor U.S. Equity, and Multifactor International Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended
January 31, 2018. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

The Emerging Markets, Tax-Managed International Equity, Investment Grade Bond, Multi-Strategy Income, and Multi-Asset

Notes to Quarterly Report 475

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Growth Strategy Funds had transfers out of Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs which became observable. The amounts transferred were as follows:

Emerging Markets Fund	$880,691
Tax-Managed International Equity Fund	14
Investment Grade Bond Fund	274,244
Multi-Strategy Income Fund	2,513,058
Multi-Asset Growth Strategy Fund	1,036,985

The Multi-Strategy Income Fund had transfers out of Level 2 into Level 1 generally representing financial instruments for which quoted prices on an exchange became available. The amounts transferred were as follows:

Multi-Strategy Income Fund	$684,116

The Strategic Bond Fund had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Strategic Bond Fund	$900,854

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

476 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for

Notes to Quarterly Report 477

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Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission (“SEC”) relating to a mutual fund’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

As of January 31, 2018, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:

478 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

	Cash Collateral for Forwards	Due to Broker
Emerging Markets Fund	$—	$230,000
Global Opportunistic Credit Fund	$930,000	$—
Strategic Bond Fund	$2,940,000	$—
Multi-Strategy Income Fund	$992,000	$247,248
Multi-Asset Growth Strategy Fund	$2,630,000	$38,789

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of January 31, 2018, the Strategic Call Overwriting Fund pledged securities valued at $48,947,666 as collateral in connection with options.

For the period ended January 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

As of January 31, 2018, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:

Notes to Quarterly Report 479

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

	Cash Collateral for
	Options	Due to Broker
Unconstrained Total Return Fund	$12,019,000	$540,000
Multi-Strategy Income Fund	$6,900,000	$—
Multi-Asset Growth Strategy Fund	$5,523,070	$—
Strategic Call Overwriting Fund	$8,667,838	$—
Futures Contracts

Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' period end futures contracts, as presented in the table following the Schedule of Investment, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

As of January 31, 2018, the Funds have cash collateral balances in connection with futures contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
U. S. Defensive Equity Fund	$—	$1,500,000
U. S. Dynamic Equity Fund	$600,000	$200,000
International Developed Markets Fund	$1,900,000	$—
Global Equity Fund	$500,000	$—
Global Opportunistic Credit Fund	$—	$500,000
Strategic Bond Fund	$467,006	$—
Investment Grade Bond Fund	$—	$500,000
Global Real Estate Securities Fund	$300,000	$—

480 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

	Cash Collateral for Futures	Due to Broker
Multi-Strategy Income Fund	$1,200,000	$—
Multi-Asset Growth Strategy Fund	$3,040,000	$—

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2018, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Emerging Markets Fund	$1,733,000	$580,000
Global Opportunistic Credit Fund	$9,710,000	$480,000
Strategic Bond Fund	$8,543,000	$150,000
Commodity Strategies Fund	$17,590,042	$5,380,000
Multi-Strategy Income Fund	$1,690,223	$—
Multi-Asset Growth Strategy Fund	$6,740,000	$507,672

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In

Notes to Quarterly Report 481

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be

482 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended January 31, 2018, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Notes to Quarterly Report 483

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended January 31, 2018, the Funds did not enter into any currency swaps.

Commodity-Linked Instruments
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

484 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2018, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Multi-Asset Growth Strategy Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the

Notes to Quarterly Report 485

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2018, the U.S. Defensive Equity
Fund held $64,515,237, the U.S. Dynamic Equity Fund held $5,971,109, the U.S. Strategic Equity Fund held $38,295,150, and the Multi-Asset Growth Strategy Fund held $0 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived

486 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or

Notes to Quarterly Report 487

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

488 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

As of January 31, 2018, the Funds had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2018, net assets of the Commodity
Strategies Fund were $725,740,293 of which $141,118,716 or approximately 19.4%, represents the Fund’s ownership of the shares of its Subsidiary, and the net assets of the Multi-Asset Growth Strategy Fund were $1,726,233,802 of which $52,587,379 or approximately 3.1%, represents the Fund’s ownership of the shares of its Subsidiary.

As of January 31, 2018, the market values of securities owned by the Cayman Commodity Strategies Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

Federal Home Loan Bank Discount Notes	$33,091,025
U. S. Cash Management Fund	$77,012,461
United States Treasury Bills	$6,471,936
United States Treasury Floating Rate Notes	$1,001,517

As of January 31, 2018, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U. S. Cash Management Fund	$44,616,841

The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their

Notes to Quarterly Report 489

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2018, the Funds had invested $2,845,970,421 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $379,136,967 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
6. Federal Income Taxes
At January 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	U. S. Core Equity	U. S. Defensive	U. S. Dynamic
	Fund	Equity Fund	Equity Fund
Cost of Investments	$437,448,447	$522,434,630	$127,314,824
Unrealized Appreciation	$170,842,408	$130,753,477	$39,532,643
Unrealized Depreciation	(5,827,758)	(10,393,350)	(2,292,816)
Net Unrealized Appreciation (Depreciation)	$165,014,650	$120,360,127	$37,239,827

490 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

	U. S. Strategic		U. S. Large Cap		U. S. Mid Cap
	Equity Fund		Equity Fund		Equity Fund
Cost of Investments	$2,587,962,075		$80,841,783		$157,038,859
Unrealized Appreciation	$713,672,771		$30,352,862		$27,195,212
Unrealized Depreciation	(23,095,768)		(625,160)		(3,337,060)
Net Unrealized Appreciation (Depreciation)	$690,577,003		$29,727,702		$23,858,152
			International
	U. S. Small Cap		Developed		Global Equity
	Equity Fund		Markets Fund		Fund
Cost of Investments	$1,838,967,848		$2,741,643,507	$	1,683,336,542
Unrealized Appreciation	$369,037,771		$399,295,310		$624,798,619
Unrealized Depreciation	(39,463,207)		(60,742,869)		(41,903,686)
Net Unrealized Appreciation (Depreciation)	$329,574,564		$338,552,441		$582,894,933
			Tax-Managed		Tax-Managed
	Emerging		U. S. Large Cap		U. S. Mid & Small
	Markets Fund		Fund		Cap Fund
Cost of Investments	$2,031,670,535		$1,762,187,296		$430,532,205
Unrealized Appreciation	$762,942,100		$991,663,318		$209,191,706
Unrealized Depreciation	(56,504,145)		(1,617,399)		(2,672,993)
Net Unrealized Appreciation (Depreciation)	$706,437,955		$990,045,919		$206,518,713
	Tax-Managed		Global		Unconstrained
	International		Opportunistic		Total Return
	Equity Fund		Credit Fund		Fund
Cost of Investments	$961,510,635		$1,084,952,609		$665,985,321
Unrealized Appreciation	$301,722,741		$37,617,759		$1,017,297
Unrealized Depreciation	(9,844,827)		(22,182,262)		(954,090)
Net Unrealized Appreciation (Depreciation)	$291,877,914		$15,435,497		$63,207
			Investment
	Strategic Bond		Grade Bond		Short Duration
	Fund		Fund		Bond Fund
Cost of Investments	$4,958,967,969		$1,175,568,072		$712,387,987
Unrealized Appreciation	$257,592,402		$11,333,181		$2,481,323
Unrealized Depreciation	(278,579,272)		(26,914,186)		(7,335,862)
Net Unrealized Appreciation (Depreciation)	$(20,986,870	) $	(15,581,005	) $	(4,854,539)
	Tax-Exempt High		Tax-Exempt		Commodity
	Yield Bond Fund		Bond Fund		Strategies Fund
Cost of Investments	$584,325,389		$2,090,145,919		$687,685,883
Unrealized Appreciation	$20,252,713		$35,537,315		$38,476,763
Unrealized Depreciation	(8,119,713)		(18,145,567)		(1,412,108)
Net Unrealized Appreciation (Depreciation)	$12,133,000		$17,391,748		$37,064,655
	Global		Global Real
	Infrastructure		Estate Securities		Multi-Strategy
	Fund		Fund		Income Fund
Cost of Investments	$819,229,297		$938,764,028		$1,288,444,739
Unrealized Appreciation	$124,620,687		$126,617,659		$84,028,036
Unrealized Depreciation	(14,070,350)		(10,171,045)		(45,202,537)
Net Unrealized Appreciation (Depreciation)	$110,550,337		$116,446,614		$38,825,499
	Multi-Asset		Strategic Call
	Growth Strategy		Overwriting		Multifactor U. S.
	Fund		Fund		Equity Fund
Cost of Investments	$1,618,607,733		$56,125,084		$519,014,263
Unrealized Appreciation	$72,205,040		$48,003,793		$191,421,319

Notes to Quarterly Report 491

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

	Multi-Asset	Strategic Call
	Growth Strategy	Overwriting	Multifactor U. S.
	Fund	Fund	Equity Fund
Unrealized Depreciation	(46,458,426)	(1,949,395)	(8,037,887)
Net Unrealized Appreciation (Depreciation)	$25,746,614	$46,054,398	$183,383,432
	Multifactor
	International
	Equity Fund
Cost of Investments	$786,361,829
Unrealized Appreciation	$173,035,717
Unrealized Depreciation	(13,302,450)
Net Unrealized Appreciation (Depreciation)	$159,733,267

7. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule
144A Securities”) under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible
MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively,
“Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended October 31, 2017, the Funds had no unfunded loan commitments.

Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the
Fund’s security interests not being properly perfected. The Fund denied liability and cross-claimed against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.
Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.PMorgan Chase Bank over defective UCC filings is underway.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report except the following:

492 Notes to Quarterly Report

Russell Investment Company

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

On February 1, 2018, the Board declared dividends payable from net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on February 5, 2018, to shareholders of record effective with the opening of business on February 2, 2018.

Notes to Quarterly Report 493

Russell Investment Company

Shareholder Requests for Additional Information — January 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.
russellinvestments.com; (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public
Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russellinvestments.com; and (iii)
on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

494 Shareholder Requests for Additional Information

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Russell Investments

2018 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2018

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Russell Investment
Company

Russell Investment Company is a
series investment company with
33 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2018 (Unaudited)

Table of Contents

Russell Investment Company – Lifepoints® Funds.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 98.0%
Alternative - 5.7%
Commodity Strategies Fund Class Y	1,470,719		8,589
Global Infrastructure Fund Class Y	385,912		4,465
Global Real Estate Securities Fund Class Y	79,077		2,702
			15,756

Domestic Equities - 3.3%
Multifactor U. S. Equity Fund Class Y	403,205		5,576
U. S. Defensive Equity Fund Class Y	4,539		245
U. S. Dynamic Equity Fund Class Y	360,977		3,480
			9,301

Fixed Income - 58.7%
Global Opportunistic Credit Fund Class Y	284,896		2,843
Investment Grade Bond Fund Class Y	1,145,524		24,193
Short Duration Bond Fund Class Y	3,372,650		64,316
Strategic Bond Fund Class Y	4,684,772		49,565
Unconstrained Total Return Fund Class Y	2,291,505		22,823
			163,740

International Equities - 3.9%
Emerging Markets Fund Class Y	237,195		5,446
Multifactor International Equity Fund Class Y	498,123		5,435
			10,881

Multi-Asset - 26.4%
Multi-Strategy Income Fund Class Y	7,057,825		73,472

Total Investments in Affiliated Funds
(cost $257,795)			273,150

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)	59,527	(8)	60
Total Short-Term Investments
(cost $60)			60

Total Investments 98.0%
(identified cost $257,855)			273,210

Other Assets and Liabilities, Net - 2.0%			5,646
Net Assets - 100.0%			278,856

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			8	EUR	894	02/18	(2)
Australia 10 Year Bond Futures			39	AUD	4,976	03/18	(83)
CAC40 Euro Index Futures			42	EUR	2,302	02/18	(17)
DAX Index Futures			7	EUR	2,307	03/18	9
EURO STOXX 50 Index Futures			39	EUR	1,404	03/18	11
FTSE/MIB Index Futures			5	EUR	587	03/18	25
IBEX 35 Index Futures			7	EUR	731	02/18	—
OMXS30 Index Futures			31	SEK	4,929	02/18	(14)
S&P 500 E-Mini Index Futures			15	USD	2,119	03/18	131
United States 10 Year Treasury Note Futures			41	USD	4,985	03/18	(128)
Short Positions
Euro-Bund Futures			18	EUR	2,859	03/18	93
FTSE 100 Index Futures			7	GBP	523	03/18	(4)
Hang Seng Index Futures			1	HKD	1,642	02/18	(1)
Long Gilt Futures			22	GBP	2,687	03/18	71
MSCI Emerging Markets Mini Index Futures			2	USD	126	03/18	(15)
MSCI Singapore IX ETS Futures			2	SGD	81	02/18	1
NASDAQ 100 E-Mini Index Futures			12	USD	1,671	03/18	(72)
Russell 2000 E-Mini Index Futures			10	USD	788	03/18	(27)
S&P 400 E-Mini Index Futures			1	USD	195	03/18	(6)
S&P 500 E-Mini Index Futures			65	USD	9,183	03/18	(573)
S&P/TSX 60 Index Futures			6	CAD	1,132	03/18	11
SPI 200 Index Futures			3	AUD	449	03/18	2
TOPIX Index Futures			6	JPY	110,369	03/18	(34)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(622)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	AUD	525		USD	394	03/22/18	(28)
Bank of America	CAD	447		USD	348	03/22/18	(15)
Bank of America	CHF	299		USD	303	03/22/18	(19)
Bank of America	EUR	1,517		USD	1,800	03/22/18	(90)
Bank of America	GBP	741		USD	997	03/22/18	(57)
Bank of America	HKD	1,631		USD	209	03/22/18	—
Bank of America	JPY	141,404		USD	1,261	03/22/18	(37)
Bank of America	SEK	1,520		USD	181	03/22/18	(13)
Bank of America	SGD	65		USD	48	03/22/18	(1)
Bank of Montreal	USD	240		EUR	195	02/26/18	3
Bank of Montreal	USD	564		EUR	459	02/26/18	7
Bank of Montreal	USD	240		GBP	174	02/26/18	7
Bank of Montreal	USD	564		GBP	408	02/26/18	16
Bank of Montreal	CHF	229		USD	239	02/26/18	(8)
Bank of Montreal	CHF	378		USD	394	02/26/18	(14)
Citibank	SEK	6,315		USD	790	02/26/18	(13)
Commonwealth Bank of Australia	USD	240		EUR	195	02/26/18	3
Commonwealth Bank of Australia	USD	564		EUR	459	02/26/18	6
Commonwealth Bank of Australia	USD	240		GBP	174	02/26/18	7
Commonwealth Bank of Australia	USD	564		GBP	408	02/26/18	16
Commonwealth Bank of Australia	AUD	525		USD	394	03/22/18	(28)
Commonwealth Bank of Australia	CAD	447		USD	348	03/22/18	(15)
Commonwealth Bank of Australia	CHF	229		USD	239	02/26/18	(8)
Commonwealth Bank of Australia	CHF	378		USD	394	02/26/18	(13)
Commonwealth Bank of Australia	CHF	299		USD	304	03/22/18	(19)
Commonwealth Bank of Australia	EUR	1,517		USD	1,802	03/22/18	(89)
Commonwealth Bank of Australia	GBP	741		USD	995	03/22/18	(58)

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Commonwealth Bank of Australia			HKD	1,631	USD	209	03/22/18		—
Commonwealth Bank of Australia			JPY	141,404	USD	1,263	03/22/18		(36)
Commonwealth Bank of Australia			SEK	1,520	USD	181	03/22/18		(12)
Commonwealth Bank of Australia			SGD	65	USD	48	03/22/18		(1)
Royal Bank of Canada			USD	781	NZD	1,072	02/26/18		9
Royal Bank of Canada			CHF	1,078	USD	1,122	02/26/18		(38)
Royal Bank of Canada			NZD	1,527	USD	1,113	02/26/18		(13)
State Street			USD	785	AUD	986	02/26/18		10
State Street			USD	1,108	ILS	3,780	02/26/18		(2)
State Street			CNY	13,090	USD	1,960	03/22/18		(112)
State Street			DKK	4,800	USD	792	02/26/18		(10)
State Street			ILS	1,609	USD	472	02/26/18		1
State Street			KRW	1,132,010	USD	1,037	03/22/18		(22)
State Street			TWD	30,050	USD	1,007	03/22/18		(27)
Westpac			USD	474	JPY	52,419	02/26/18		7
Westpac			NOK	3,773	USD	480	02/26/18		(10)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(716)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Bank of America	Sell	USD	4,000	1.000%(2)	12/20/22	79	17	96
CDX NA High Yield Index	Bank of America	Purchase	USD	3,880	(1.000%)(2)	12/20/22	151	(126)	25
Total Open Credit Indices Contracts (å)							230	(109)	121

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$273,150	$—	$—	$—	$273,150
Short-Term Investments	—	—	—	60	60
Total Investments	273,150	—	—	60	273,210

Other Financial Instruments
Assets
Futures Contracts	354	—	—	—	354
Foreign Currency Exchange Contracts	—	92	—	—	92
Credit Default Swap Contracts	—	121	—	—	121
Liabilities
Futures Contracts	(976)	—	—	—	(976)
Foreign Currency Exchange Contracts	—	(808)	—	—	(808)
Total Other Financial Instruments*	$(622)	$(595)	$—	$—	$(1,217)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 96.9%
Alternative - 6.0%
Commodity Strategies Fund Class Y		2,455,709		14,341
Global Infrastructure Fund Class Y		700,000		8,099
Global Real Estate Securities Fund Class Y		188,930		6,456
				28,896

Domestic Equities - 9.2%
Multifactor U. S. Equity Fund Class Y		553,343		7,653
U. S. Defensive Equity Fund Class Y		5,228		282
U. S. Dynamic Equity Fund Class Y		111,609		1,076
U. S. Small Cap Equity Fund Class Y		1,102,635		35,835
				44,846

Fixed Income - 51.0%
Global Opportunistic Credit Fund Class Y		5,963,324		59,515
Investment Grade Bond Fund Class Y		2,767,447		58,448
Strategic Bond Fund Class Y		9,975,356		105,540
Unconstrained Total Return Fund Class Y		2,415,363		24,057
				247,560

International Equities - 18.8%
Emerging Markets Fund Class Y		1,329,412		30,523
Global Equity Fund Class Y		2,858,509		32,444
Multifactor International Equity Fund Class Y		2,566,594		28,002
				90,969

Multi-Asset - 11.9%
Multi-Strategy Income Fund Class Y		5,528,948		57,556

Total Investments in Affiliated Funds
(cost $423,164)				469,827

Options Purchased - 0.4%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (386)	USD	110,975	(ÿ)	2,055
Total Options Purchased
(cost $2,245)				2,055

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		96,078	(8)	96
Total Short-Term Investments
(cost $96)				96

Total Investments 97.3%
(identified cost $425,505)				471,978

Other Assets and Liabilities, Net - 2.7%				12,990
Net Assets - 100.0%				484,968

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			28	EUR	3,130	02/18	(8)
Australia 10 Year Bond Futures			65	AUD	8,293	03/18	(138)
CAC40 Euro Index Futures			158	EUR	8,659	02/18	(63)
DAX Index Futures			23	EUR	7,579	03/18	15
EURO STOXX 50 Index Futures			147	EUR	5,292	03/18	41
FTSE/MIB Index Futures			19	EUR	2,232	03/18	97
Hang Seng Index Futures			2	HKD	3,284	02/18	3
IBEX 35 Index Futures			27	EUR	2,819	02/18	—
MSCI EAFE Mini Index Futures			65	USD	6,973	03/18	466
MSCI Singapore IX ETS Futures			34	SGD	1,370	02/18	(15)
OMXS30 Index Futures			114	SEK	18,126	02/18	(51)
United States 10 Year Treasury Note Futures			68	USD	8,267	03/18	(213)
Short Positions
Euro-Bund Futures			30	EUR	4,765	03/18	155
FTSE 100 Index Futures			20	GBP	1,493	03/18	(12)
Long Gilt Futures			36	GBP	4,397	03/18	115
MSCI Emerging Markets Mini Index Futures			6	USD	377	03/18	(45)
NASDAQ 100 E-Mini Index Futures			53	USD	7,380	03/18	(317)
Russell 1000 E-Mini Index Futures			17	USD	1,327	03/18	(78)
Russell 2000 E-Mini Index Futures			281	USD	22,143	03/18	(774)
S&P 400 E-Mini Index Futures			4	USD	782	03/18	(24)
S&P 500 E-Mini Index Futures			48	USD	6,782	03/18	(355)
S&P/TSX 60 Index Futures			15	CAD	2,829	03/18	27
SPI 200 Index Futures			12	AUD	1,794	03/18	4
TOPIX Index Futures			14	JPY	257,529	03/18	(79)
United States 2 Year Treasury Note Futures			36	USD	7,676	03/18	45
United States 5 Year Treasury Note Futures			127	USD	14,569	03/18	253
United States 10 Year Treasury Note Futures			82	USD	9,969	03/18	265
United States Long Bond Futures			5	USD	739	03/18	27
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(659)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	149	MXN		2,877	03/22/18	4
Bank of America	AUD	2,813		USD	2,114	03/22/18	(152)
Bank of America	CAD	5		USD	4	03/22/18	—
Bank of America	CHF	369		USD	374	03/22/18	(23)
Bank of America	EUR	1,730		USD	2,053	03/22/18	(102)
Bank of America	GBP	721		USD	970	03/22/18	(55)
Bank of America	HKD	2,708		USD	347	03/22/18	1
Bank of America	JPY	168,237		USD	1,501	03/22/18	(44)
Bank of America	SEK	922		USD	110	03/22/18	(8)
Bank of America	SGD	80		USD	59	03/22/18	(2)
Bank of America	ZAR	1,330		USD	96	03/22/18	(16)
Bank of Montreal	USD	419		EUR	341	02/26/18	5
Bank of Montreal	USD	984		EUR	800	02/26/18	12
Bank of Montreal	USD	419		GBP	303	02/26/18	12
Bank of Montreal	USD	984		GBP	712	02/26/18	28
Bank of Montreal	CHF	400		USD	416	02/26/18	(14)
Bank of Montreal	CHF	660		USD	687	02/26/18	(24)
Citibank	SEK	11,015		USD	1,377	02/26/18	(23)
Commonwealth Bank of Australia	USD	419		EUR	341	02/26/18	5
Commonwealth Bank of Australia	USD	984		EUR	800	02/26/18	11
Commonwealth Bank of Australia	USD	419		GBP	303	02/26/18	12
Commonwealth Bank of Australia	USD	984		GBP	712	02/26/18	28

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	149	MXN	2,877	03/22/18	4
Commonwealth Bank of Australia	AUD	2,813	USD	2,114	03/22/18	(151)
Commonwealth Bank of Australia	CAD	5	USD	4	03/22/18	—
Commonwealth Bank of Australia	CHF	400	USD	417	02/26/18	(14)
Commonwealth Bank of Australia	CHF	660	USD	687	02/26/18	(23)
Commonwealth Bank of Australia	CHF	369	USD	375	03/22/18	(23)
Commonwealth Bank of Australia	EUR	1,730	USD	2,054	03/22/18	(100)
Commonwealth Bank of Australia	GBP	721	USD	969	03/22/18	(57)
Commonwealth Bank of Australia	HKD	2,708	USD	347	03/22/18	1
Commonwealth Bank of Australia	JPY	168,237	USD	1,502	03/22/18	(43)
Commonwealth Bank of Australia	SEK	922	USD	110	03/22/18	(8)
Commonwealth Bank of Australia	SGD	80	USD	59	03/22/18	(2)
Commonwealth Bank of Australia	ZAR	1,330	USD	96	03/22/18	(16)
Royal Bank of Canada	USD	1,363	NZD	1,870	02/26/18	15
Royal Bank of Canada	CHF	1,880	USD	1,957	02/26/18	(66)
Royal Bank of Canada	NZD	2,664	USD	1,941	02/26/18	(22)
State Street	USD	1,369	AUD	1,720	02/26/18	17
State Street	USD	1,989	CNY	13,230	03/22/18	105
State Street	USD	1,933	ILS	6,593	02/26/18	(3)
State Street	USD	149	MXN	2,877	03/22/18	4
State Street	AUD	2,813	USD	2,113	03/22/18	(152)
State Street	CAD	5	USD	4	03/22/18	—
State Street	CHF	369	USD	375	03/22/18	(23)
State Street	CNY	59,970	USD	8,980	03/22/18	(509)
State Street	DKK	8,372	USD	1,382	02/26/18	(17)
State Street	EUR	1,730	USD	2,054	03/22/18	(101)
State Street	GBP	721	USD	968	03/22/18	(57)
State Street	HKD	2,708	USD	347	03/22/18	1
State Street	ILS	2,806	USD	823	02/26/18	1
State Street	INR	27,980	USD	429	03/22/18	(8)
State Street	JPY	168,237	USD	1,502	03/22/18	(44)
State Street	KRW	6,606,860	USD	6,052	03/22/18	(131)
State Street	RUB	83,270	USD	1,387	03/22/18	(85)
State Street	SEK	922	USD	110	03/22/18	(8)
State Street	SGD	80	USD	59	03/22/18	(2)
State Street	TWD	125,440	USD	4,205	03/22/18	(115)
State Street	ZAR	1,330	USD	96	03/22/18	(16)
Westpac	USD	826	JPY	91,425	02/26/18	12
Westpac	NOK	6,581	USD	837	02/26/18	(17)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,998)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 46,000	3 Month Libor + 0.700%(2)	03/16/18	—	(2,745)	(2,745)
Total Open Total Return Swap Contracts (å)					—	(2,745)	(2,745)

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CDX NA High Yield Index	Bank of America	Sell	USD	25,000	1.000	%(2)	12/20/22	492	110	602

CDX NA High Yield Index	Bank of America	Purchase	USD	15,520	(1.000	%)(2)	12/20/22	605	(505)	100

CDX NA High Yield Index	Bank of America	Purchase	USD	13,700	(5.000	%)(2)	12/20/22	(993)	(153)	(1,147)
Total Open Credit Indices Contracts (å)								104	(549)	(445)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
								Practical
Portfolio Summary		Level 1	Level 2		Level 3		Expedient (a)		Total
Investments in Affiliated Funds		$469,827		$—			$—	$—		$469,827
Options Purchased		2,055		—			—	—		2,055
Short-Term Investments		—		—			—	96		96
Total Investments		471,882		—			—	96		471,978

Other Financial Instruments
Assets
Futures Contracts		1,513		—			—	—		1,513
Foreign Currency Exchange Contracts		—		278			—	—		278
Credit Default Swap Contracts		—		702			—	—		702
Liabilities
Futures Contracts		(2,172)		—			—	—		(2,172)
Foreign Currency Exchange Contracts		—	(2,276)				—	—		(2,276)
Total Return Swap Contracts		—	(2,745)				—	—		(2,745)
Credit Default Swap Contracts		—	(1,147)				—	—		(1,147)
Total Other Financial Instruments*		$(659)	$(5,188)				$—	$—		$(5,847)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 96.6%
Alternative - 6.8%
Commodity Strategies Fund Class Y	11,697,306		68,312
Global Infrastructure Fund Class Y	3,479,520		40,258
Global Real Estate Securities Fund Class Y	1,013,841		34,643
			143,213

Domestic Equities - 9.6%
Multifactor U. S. Equity Fund Class Y	2,205,687		30,505
U. S. Defensive Equity Fund Class Y	738,384		39,843
U. S. Dynamic Equity Fund Class Y	1,603,942		15,462
U. S. Small Cap Equity Fund Class Y	3,603,524		117,114
			202,924

Fixed Income - 37.6%
Global Opportunistic Credit Fund Class Y	16,642,762		166,095
Strategic Bond Fund Class Y	45,323,272		479,520
Unconstrained Total Return Fund Class Y	14,711,885		146,530
			792,145

International Equities - 38.6%
Emerging Markets Fund Class Y	7,300,092		167,610
Global Equity Fund Class Y	33,590,184		381,249
Multifactor International Equity Fund Class Y	24,353,301		265,695
			814,554

Multi-Asset - 4.0%
Multi-Strategy Income Fund Class Y	8,104,721		84,370

Total Investments in Affiliated Funds
(cost $1,799,427)			2,037,206

Options Purchased - 0.6%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (2,569)	USD 738,588 (ÿ)		13,680
Total Options Purchased
(cost $14,944)			13,680

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)	1,278,765	(8)	1,279
Total Short-Term Investments
(cost $1,279)			1,279

Total Investments 97.3%
(identified cost $1,815,650)			2,052,165

Other Assets and Liabilities, Net - 2.7%			57,548
Net Assets - 100.0%			2,109,713

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			132	EUR	14,756	02/18	(39)
Australia 10 Year Bond Futures			554	AUD	70,686	03/18	(1,179)
CAC40 Euro Index Futures			754	EUR	41,323	02/18	(303)
DAX Index Futures			111	EUR	36,579	03/18	72
EURO STOXX 50 Index Futures			701	EUR	25,236	03/18	187
FTSE/MIB Index Futures			91	EUR	10,691	03/18	478
IBEX 35 Index Futures			127	EUR	13,258	02/18	(1)
OMXS30 Index Futures			540	SEK	85,860	02/18	(243)
United States 10 Year Treasury Note Futures			577	USD	70,151	03/18	(1,811)
Short Positions
Euro-Bund Futures			252	EUR	40,023	03/18	1,305
FTSE 100 Index Futures			97	GBP	7,243	03/18	(56)
Hang Seng Index Futures			15	HKD	24,633	02/18	(21)
Long Gilt Futures			312	GBP	38,108	03/18	999
MSCI Emerging Markets Mini Index Futures			237	USD	14,905	03/18	(1,766)
MSCI Singapore Index Futures			20	SGD	806	02/18	8
NASDAQ 100 E-Mini Index Futures			327	USD	45,534	03/18	(1,954)
Russell 1000 Mini Index Futures			23	USD	1,796	03/18	(105)
S&P 400 E-Mini Index Futures			13	USD	2,540	03/18	(78)
S&P 500 E-Mini Index Futures			246	USD	34,757	03/18	(1,815)
S&P/TSX 60 Index Futures			148	CAD	27,913	03/18	262
SPI 200 Index Futures			169	AUD	25,270	03/18	59
TOPIX Index Futures			187	JPY	3,439,865	03/18	(1,056)
United States 2 Year Treasury Note Futures			87	USD	18,551	03/18	109
United States 5 Year Treasury Note Futures			309	USD	35,446	03/18	615
United States 10 Year Treasury Note Futures			202	USD	24,559	03/18	652
United States Long Bond Futures			13	USD	1,922	03/18	69
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(5,612)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	338		CHF	333	03/22/18	21
Bank of America	USD	572	MXN		11,040	03/22/18	17
Bank of America	USD	1,199		NOK	9,905	03/22/18	88
Bank of America	AUD	14,098		USD	10,597	03/22/18	(761)
Bank of America	CAD	3,526		USD	2,746	03/22/18	(122)
Bank of America	EUR	17,155		USD	20,359	03/22/18	(1,007)
Bank of America	GBP	5,276		USD	7,100	03/22/18	(405)
Bank of America	HKD	36,024		USD	4,621	03/22/18	11
Bank of America	JPY	703,039		USD	6,272	03/22/18	(186)
Bank of America	SEK	4,885		USD	581	03/22/18	(41)
Bank of America	SGD	1,959		USD	1,451	03/22/18	(43)
Bank of America	ZAR	9,460		USD	681	03/22/18	(112)
Bank of Montreal	USD	3,625		EUR	2,950	02/26/18	43
Bank of Montreal	USD	8,518		EUR	6,932	02/26/18	102
Bank of Montreal	USD	3,626		GBP	2,626	02/26/18	105
Bank of Montreal	USD	8,522		GBP	6,170	02/26/18	247
Bank of Montreal	CHF	3,465		USD	3,605	02/26/18	(124)
Bank of Montreal	CHF	5,716		USD	5,948	02/26/18	(205)
Citibank	USD	339		CHF	333	03/22/18	21
Citibank	USD	572	MXN		11,040	03/22/18	16
Citibank	USD	1,200		NOK	9,905	03/22/18	87
Citibank	AUD	14,098		USD	10,595	03/22/18	(763)
Citibank	CAD	3,526		USD	2,746	03/22/18	(123)
Citibank	EUR	17,155		USD	20,375	03/22/18	(992)

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	GBP	5,276	USD	7,102	03/22/18	(402)
Citibank	HKD	36,024	USD	4,620	03/22/18	10
Citibank	JPY	703,039	USD	6,279	03/22/18	(178)
Citibank	SEK	95,392	USD	11,926	02/26/18	(199)
Citibank	SEK	4,885	USD	581	03/22/18	(41)
Citibank	SGD	1,959	USD	1,452	03/22/18	(42)
Citibank	ZAR	9,460	USD	682	03/22/18	(111)
Commonwealth Bank of Australia	USD	339	CHF	333	03/22/18	21
Commonwealth Bank of Australia	USD	3,628	EUR	2,950	02/26/18	40
Commonwealth Bank of Australia	USD	8,525	EUR	6,932	02/26/18	95
Commonwealth Bank of Australia	USD	3,627	GBP	2,626	02/26/18	104
Commonwealth Bank of Australia	USD	8,523	GBP	6,170	02/26/18	245
Commonwealth Bank of Australia	USD	572	MXN	11,040	03/22/18	16
Commonwealth Bank of Australia	USD	1,200	NOK	9,905	03/22/18	87
Commonwealth Bank of Australia	AUD	14,098	USD	10,598	03/22/18	(760)
Commonwealth Bank of Australia	CAD	3,526	USD	2,747	03/22/18	(121)
Commonwealth Bank of Australia	CHF	3,465	USD	3,607	02/26/18	(122)
Commonwealth Bank of Australia	CHF	5,716	USD	5,952	02/26/18	(201)
Commonwealth Bank of Australia	EUR	17,155	USD	20,372	03/22/18	(994)
Commonwealth Bank of Australia	GBP	5,276	USD	7,091	03/22/18	(414)
Commonwealth Bank of Australia	HKD	36,024	USD	4,621	03/22/18	11
Commonwealth Bank of Australia	JPY	703,039	USD	6,278	03/22/18	(179)
Commonwealth Bank of Australia	SEK	4,885	USD	582	03/22/18	(40)
Commonwealth Bank of Australia	SGD	1,959	USD	1,452	03/22/18	(43)
Commonwealth Bank of Australia	ZAR	9,460	USD	681	03/22/18	(112)
Royal Bank of Canada	USD	11,801	NZD	16,198	02/26/18	133
Royal Bank of Canada	CHF	16,283	USD	16,949	02/26/18	(577)
Royal Bank of Canada	NZD	23,070	USD	16,807	02/26/18	(189)
Royal Bank of Canada	TRY	14,100	USD	3,535	03/22/18	(165)
State Street	USD	11,856	AUD	14,894	02/26/18	144
State Street	USD	339	CHF	333	03/22/18	21
State Street	USD	13,926	CNY	92,640	03/22/18	735
State Street	USD	16,740	ILS	57,099	02/26/18	(24)
State Street	USD	572	MXN	11,040	03/22/18	16
State Street	USD	1,199	NOK	9,905	03/22/18	87
State Street	AUD	14,098	USD	10,592	03/22/18	(766)
State Street	BRL	40,640	USD	12,173	03/22/18	(519)
State Street	CAD	3,526	USD	2,747	03/22/18	(121)
State Street	CNY	336,810	USD	50,436	03/22/18	(2,865)
State Street	DKK	72,501	USD	11,968	02/26/18	(146)
State Street	EUR	17,155	USD	20,369	03/22/18	(998)
State Street	GBP	5,276	USD	7,088	03/22/18	(417)
State Street	HKD	36,024	USD	4,621	03/22/18	10
State Street	ILS	24,297	USD	7,123	02/26/18	10
State Street	INR	311,930	USD	4,786	03/22/18	(86)
State Street	JPY	703,039	USD	6,276	03/22/18	(182)
State Street	KRW	43,994,090	USD	40,297	03/22/18	(874)
State Street	RUB	502,590	USD	8,372	03/22/18	(514)
State Street	SEK	4,885	USD	582	03/22/18	(40)
State Street	SGD	1,959	USD	1,452	03/22/18	(43)
State Street	TWD	611,760	USD	20,505	03/22/18	(560)
State Street	ZAR	9,460	USD	681	03/22/18	(112)
Westpac	USD	7,155	JPY	791,762	02/26/18	107
Westpac	NOK	56,993	USD	7,248	02/26/18	(151)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(15,542)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 314,700	3 Month Libor + 0.700%(2)	03/16/18	—	(18,778)	(18,778)
Total Open Total Return Swap Contracts (å)					—	(18,778)	(18,778)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$

CDX NA High Yield Index	Bank of America	Sell	USD	80,500	1.000%(2)	12/20/22	1,584	353	1,937

CDX NA High Yield Index	Bank of America	Purchase	USD	40,449	(1.000%)(2)	12/20/22	1,577	(1,316)	261
CDX NA High Yield Index	Bank of America	Purchase	USD	2,400	(5.000%)(2)	12/20/22	(174)	(27)	(201)
Total Open Credit Indices Contracts (å)							2,987	(990)	1,997

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$2,037,206	$—	$—	$—	$2,037,206
Options Purchased	13,680	—	—	—	13,680
Short-Term Investments	—	—	—	1,279	1,279
Total Investments	2,050,886	—	—	1,279	2,052,165

Other Financial Instruments
Assets
Futures Contracts	4,815	—	—	—	4,815
Foreign Currency Exchange Contracts	—	2,650	—	—	2,650
Credit Default Swap Contracts	—	2,198	—	—	2,198
Liabilities
Futures Contracts	(10,427)	—	—	—	(10,427)
Foreign Currency Exchange Contracts	—	(18,192)	—	—	(18,192)
Total Return Swap Contracts	—	(18,778)	—	—	(18,778)
Credit Default Swap Contracts	—	(201)	—	—	(201)
Total Other Financial Instruments*	$(5,612)	$(32,323)	$—	$—	$(37,935)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 15

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 97.2%
Alternative - 7.6%
Commodity Strategies Fund Class Y	7,626,511		44,539
Global Infrastructure Fund Class Y	2,345,684		27,140
Global Real Estate Securities Fund Class Y	1,156,728		39,525
			111,204

Domestic Equities - 28.8%
Multifactor U. S. Equity Fund Class Y	9,518,417		131,640
U. S. Defensive Equity Fund Class Y	1,317,587		71,097
U. S. Dynamic Equity Fund Class Y	5,375,772		51,822
U. S. Small Cap Equity Fund Class Y	5,147,261		167,286
			421,845

Fixed Income - 18.9%
Global Opportunistic Credit Fund Class Y	8,470,243		84,533
Strategic Bond Fund Class Y	6,774,634		71,676
Unconstrained Total Return Fund Class Y	12,146,795		120,982
			277,191

International Equities - 41.9%
Emerging Markets Fund Class Y	4,900,727		112,521
Global Equity Fund Class Y	21,764,767		247,030
Multifactor International Equity Fund Class Y	23,408,350		255,385
			614,936

Total Investments in Affiliated Funds
(cost $1,229,643)			1,425,176

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (733)	USD 210,738 (ÿ)		3,903
Total Options Purchased
(cost $4,264)			3,903

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)	1,340,801	(8)	1,341
Total Short-Term Investments
(cost $1,341)			1,341

Total Investments 97.6%
(identified cost $1,235,248)			1,430,420

Other Assets and Liabilities, Net - 2.4%			35,350
Net Assets - 100.0%			1,465,770

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			68	EUR	7,602	02/18	(20)
Australia 10 Year Bond Futures			373	AUD	47,592	03/18	(794)
CAC40 Euro Index Futures			388	EUR	21,264	02/18	(156)
DAX Index Futures			56	EUR	18,454	03/18	36
EURO STOXX 50 Index Futures			361	EUR	12,996	03/18	88
FTSE/MIB Index Futures			46	EUR	5,404	03/18	242
IBEX 35 Index Futures			66	EUR	6,890	02/18	(1)
MSCI EAFE Mini Index Futures			106	USD	11,371	03/18	761
OMXS30 Index Futures			279	SEK	44,361	02/18	(126)
United States 10 Year Treasury Note Futures			562	USD	68,327	03/18	(1,778)
United States 2 Year Treasury Note Futures			73	USD	15,566	03/18	(91)
United States 5 Year Treasury Note Futures			260	USD	29,825	03/18	(519)
United States Long Bond Futures			12	USD	1,774	03/18	(64)
Short Positions
Dow U. S. Real Estate Index Futures			400	USD	12,480	03/18	347
Euro-Bund Futures			170	EUR	26,999	03/18	880
FTSE 100 Index Futures			146	GBP	10,902	03/18	(84)
Hang Seng Index Futures			15	HKD	24,633	02/18	(21)
Long Gilt Futures			210	GBP	25,649	03/18	672
MSCI Emerging Markets Mini Index Futures			12	USD	755	03/18	(89)
MSCI Singapore IX ETS Futures			64	SGD	2,580	02/18	27
NASDAQ 100 E-Mini Index Futures			221	USD	30,774	03/18	(1,321)
Russell 1000 E-Mini Index Futures			22	USD	1,718	03/18	(100)
Russell 2000 E-Mini Index Futures			410	USD	32,308	03/18	(1,129)
S&P 400 E-Mini Index Futures			11	USD	2,150	03/18	(66)
S&P 500 E-Mini Index Futures			238	USD	33,627	03/18	(2,008)
S&P/TSX 60 Index Futures			123	CAD	23,198	03/18	218
SPI 200 Index Futures			141	AUD	21,083	03/18	49
TOPIX Index Futures			167	JPY	3,071,964	03/18	(943)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(5,990)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	AUD	14,709		USD	11,057	03/22/18	(795)
Bank of America	CAD	3,415		USD	2,660	03/22/18	(118)
Bank of America	CHF	1,769		USD	1,795	03/22/18	(112)
Bank of America	EUR	9,462		USD	11,229	03/22/18	(556)
Bank of America	GBP	4,237		USD	5,702	03/22/18	(325)
Bank of America	HKD	6,194		USD	795	03/22/18	2
Bank of America	JPY	833,132		USD	7,433	03/22/18	(220)
Bank of America	MXN	1,940		USD	100	03/22/18	(3)
Bank of America	SEK	3,063		USD	364	03/22/18	(26)
Bank of America	SGD	337		USD	249	03/22/18	(7)
Bank of America	ZAR	2,220		USD	160	03/22/18	(26)
Bank of Montreal	USD	2,508		EUR	2,041	02/26/18	30
Bank of Montreal	USD	5,894		EUR	4,797	02/26/18	71
Bank of Montreal	USD	2,509		GBP	1,817	02/26/18	73
Bank of Montreal	USD	5,897		GBP	4,270	02/26/18	170
Bank of Montreal	CHF	2,397		USD	2,495	02/26/18	(86)
Bank of Montreal	CHF	3,956		USD	4,116	02/26/18	(142)
Citibank	AUD	14,709		USD	11,055	03/22/18	(797)
Citibank	CAD	3,415		USD	2,659	03/22/18	(119)
Citibank	CHF	1,769		USD	1,797	03/22/18	(110)
Citibank	EUR	9,462		USD	11,237	03/22/18	(547)
Citibank	GBP	4,237		USD	5,704	03/22/18	(323)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	HKD	6,194	USD	794	03/22/18	2
Citibank	JPY	833,132	USD	7,441	03/22/18	(211)
Citibank	MXN	1,940	USD	101	03/22/18	(3)
Citibank	SEK	66,011	USD	8,253	02/26/18	(138)
Citibank	SEK	3,063	USD	364	03/22/18	(25)
Citibank	SGD	337	USD	250	03/22/18	(7)
Citibank	ZAR	2,220	USD	160	03/22/18	(26)
Commonwealth Bank of Australia	USD	2,510	EUR	2,041	02/26/18	28
Commonwealth Bank of Australia	USD	5,899	EUR	4,797	02/26/18	66
Commonwealth Bank of Australia	USD	2,510	GBP	1,817	02/26/18	72
Commonwealth Bank of Australia	USD	5,898	GBP	4,270	02/26/18	170
Commonwealth Bank of Australia	AUD	14,709	USD	11,058	03/22/18	(794)
Commonwealth Bank of Australia	CAD	3,415	USD	2,661	03/22/18	(117)
Commonwealth Bank of Australia	CHF	2,397	USD	2,496	02/26/18	(84)
Commonwealth Bank of Australia	CHF	3,956	USD	4,119	02/26/18	(139)
Commonwealth Bank of Australia	CHF	1,769	USD	1,797	03/22/18	(110)
Commonwealth Bank of Australia	EUR	9,462	USD	11,236	03/22/18	(549)
Commonwealth Bank of Australia	GBP	4,237	USD	5,695	03/22/18	(333)
Commonwealth Bank of Australia	HKD	6,194	USD	795	03/22/18	2
Commonwealth Bank of Australia	JPY	833,132	USD	7,440	03/22/18	(212)
Commonwealth Bank of Australia	MXN	1,940	USD	101	03/22/18	(3)
Commonwealth Bank of Australia	SEK	3,063	USD	365	03/22/18	(25)
Commonwealth Bank of Australia	SGD	337	USD	249	03/22/18	(7)
Commonwealth Bank of Australia	ZAR	2,220	USD	160	03/22/18	(26)
Royal Bank of Canada	USD	8,166	NZD	11,209	02/26/18	92
Royal Bank of Canada	CHF	11,268	USD	11,729	02/26/18	(399)
Royal Bank of Canada	NZD	15,964	USD	11,631	02/26/18	(131)
State Street	USD	8,205	AUD	10,306	02/26/18	99
State Street	USD	7,958	CNY	52,940	03/22/18	420
State Street	USD	11,584	ILS	39,512	02/26/18	(17)
State Street	AUD	14,709	USD	11,052	03/22/18	(799)
State Street	CAD	3,415	USD	2,660	03/22/18	(118)
State Street	CHF	1,769	USD	1,797	03/22/18	(110)
State Street	CNY	213,700	USD	32,001	03/22/18	(1,819)
State Street	DKK	50,170	USD	8,282	02/26/18	(101)
State Street	EUR	9,462	USD	11,234	03/22/18	(550)
State Street	GBP	4,237	USD	5,692	03/22/18	(335)
State Street	HKD	6,194	USD	794	03/22/18	2
State Street	ILS	16,814	USD	4,929	02/26/18	7
State Street	JPY	833,132	USD	7,437	03/22/18	(216)
State Street	KRW	27,737,920	USD	25,407	03/22/18	(551)
State Street	MXN	1,940	USD	101	03/22/18	(3)
State Street	RUB	303,330	USD	5,053	03/22/18	(310)
State Street	SEK	3,063	USD	365	03/22/18	(25)
State Street	SGD	337	USD	249	03/22/18	(7)
State Street	TWD	501,900	USD	16,823	03/22/18	(459)
State Street	ZAR	2,220	USD	160	03/22/18	(26)
Westpac	USD	4,951	JPY	547,893	02/26/18	74
Westpac	NOK	39,439	USD	5,015	02/26/18	(104)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(11,821)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 92,000	3 Month LIBOR + 0.700%(2)	03/16/18	—	(5,490)	(5,490)
Total Open Total Return Swap Contracts (å)					—	(5,490)	(5,490)

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CDX NA High Yield Index	Bank of America	Sell	USD	128,400	1.000%(2)		12/20/22	2,527	564	3,091
CDX NA High Yield Index	Bank of America	Purchase	USD	15,520	(1.000%)(2)		12/20/22	605	(505)	100
CDX NA High Yield Index	Bank of America	Purchase	USD	44,900	(5.000%)(2)		12/20/22	(3,254)	(503)	(3,757)
Total Open Credit Indices Contracts (å)								(122)	(444)	(566)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
								Practical
Portfolio Summary		Level 1	Level 2		Level 3		Expedient (a)		Total
Investments in Affiliated Funds		$1,425,175		$—		$—		$—		$1,425,176
Options Purchased		3,903		—		—		—		3,903
Short-Term Investments		—		—		—		1,341		1,341
Total Investments		1,429,078		—		—		1,341		1,430,420

Other Financial Instruments
Assets
Futures Contracts		3,320		—		—		—		3,320
Foreign Currency Exchange Contracts		—	1,380			—		—		1,380
Credit Default Swap Contracts		—	3,191			—		—		3,191
Total Return Swap Contracts		—		—		—		—		—
Liabilities
Futures Contracts		(9,310)		—		—		—		(9,310)
Foreign Currency Exchange Contracts		—		(13,201)		—		—		(13,201)
Credit Default Swap Contracts		—		(3,757)		—		—		(3,757)
Total Return Swap Contracts		—		(5,490)		—		—		(5,490)
Total Other Financial Instruments*		$(5,990)		$(17,877)		$—		$—		$(23,867)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 19

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — January 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 97.1%
Alternative - 6.5%
Commodity Strategies Fund Class Y	3,335,565		19,480
Global Infrastructure Fund Class Y	1,201,327		13,899
Global Real Estate Securities Fund Class Y	250,938		8,575
			41,954

Domestic Equities - 32.5%
Multifactor U. S. Equity Fund Class Y	2,701,507		37,362
U. S. Defensive Equity Fund Class Y	865,260		46,689
U. S. Dynamic Equity Fund Class Y	3,573,287		34,446
U. S. Small Cap Equity Fund Class Y	2,871,450		93,323
			211,820

Fixed Income - 9.4%
Global Opportunistic Credit Fund Class Y	3,227,338		32,208
Unconstrained Total Return Fund Class Y	2,893,038		28,815
			61,023

International Equities - 48.7%
Emerging Markets Fund Class Y	2,948,049		67,687
Global Equity Fund Class Y	11,748,071		133,341
Multifactor International Equity Fund Class Y	10,633,935		116,016
			317,044

Total Investments in Affiliated Funds
(cost $567,434)			631,841

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (378)	USD 108,675 (ÿ)		2,013
Total Options Purchased
(cost $2,199)			2,013

Short-Term Investments - 0.1%
U. S. Cash Management Fund(@)	856,827	(8)	857
Total Short-Term Investments
(cost $857)			857

Total Investments 97.5%
(identified cost $570,490)			634,711

Other Assets and Liabilities, Net - 2.5%			16,337
Net Assets - 100.0%			651,048

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			46	EUR	5,142	02/18	(13)
Australia 10 Year Bond Futures			240	AUD	30,623	03/18	(511)
CAC40 Euro Index Futures			265	EUR	14,523	02/18	(106)
DAX Index Futures			38	EUR	12,522	03/18	24
Dow U. S. Real Estate Index Futures			62	USD	1,934	03/18	(33)
EURO STOXX 50 Index Futures			246	EUR	8,856	03/18	60
FTSE/MIB Index Futures			31	EUR	3,642	03/18	163
IBEX 35 Index Futures			45	EUR	4,698	02/18	—
MSCI EAFE Mini Index Futures			74	USD	7,938	03/18	531
OMXS30 Index Futures			190	SEK	30,210	02/18	(86)
United States 10 Year Treasury Note Futures			249	USD	30,273	03/18	(783)
Short Positions
Euro-Bund Futures			109	EUR	17,311	03/18	564
FTSE 100 Index Futures			77	GBP	5,750	03/18	(44)
Hang Seng Index Futures			3	HKD	4,927	02/18	(4)
Long Gilt Futures			135	GBP	16,489	03/18	432
MSCI Emerging Markets Mini Index Futures			66	USD	4,151	03/18	(491)
MSCI Singapore IX ETS Futures			4	SGD	161	02/18	2
NASDAQ 100 E-Mini Index Futures			107	USD	14,899	03/18	(639)
Russell 1000 E-Mini Index Futures			7	USD	547	03/18	(32)
Russell 2000 E-Mini Index Futures			295	USD	23,246	03/18	(812)
S&P 400 E-Mini Index Futures			5	USD	977	03/18	(30)
S&P 500 E-Mini Index Futures			122	USD	17,237	03/18	(1,020)
S&P/TSX 60 Index Futures			65	CAD	12,259	03/18	115
SPI 200 Index Futures			81	AUD	12,112	03/18	28
TOPIX Index Futures			3	JPY	55,184	03/18	(17)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(2,702)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Bank of America	USD	91		CAD	117	03/22/18	4
Bank of America	USD	37	MXN		705	03/22/18	1
Bank of America	USD	71		ZAR	980	03/22/18	12
Bank of America	AUD	5,032		USD	3,782	03/22/18	(272)
Bank of America	CHF	1,360		USD	1,380	03/22/18	(86)
Bank of America	EUR	5,185		USD	6,153	03/22/18	(304)
Bank of America	GBP	1,785		USD	2,402	03/22/18	(137)
Bank of America	HKD	3,298		USD	423	03/22/18	1
Bank of America	JPY	348,852		USD	3,112	03/22/18	(92)
Bank of America	SEK	1,162		USD	138	03/22/18	(10)
Bank of America	SGD	173		USD	128	03/22/18	(4)
Bank of Montreal	USD	1,669		EUR	1,358	02/26/18	20
Bank of Montreal	USD	3,922		EUR	3,192	02/26/18	47
Bank of Montreal	USD	1,670		GBP	1,209	02/26/18	48
Bank of Montreal	USD	3,924		GBP	2,841	02/26/18	113
Bank of Montreal	CHF	1,595		USD	1,660	02/26/18	(57)
Bank of Montreal	CHF	2,632		USD	2,739	02/26/18	(94)
Brown Brothers Harriman	USD	91		CAD	117	03/22/18	4
Brown Brothers Harriman	USD	37	MXN		705	03/22/18	1
Brown Brothers Harriman	USD	71		ZAR	980	03/22/18	11
Brown Brothers Harriman	AUD	5,032		USD	3,781	03/22/18	(273)
Brown Brothers Harriman	CHF	1,360		USD	1,382	03/22/18	(85)
Brown Brothers Harriman	EUR	5,185		USD	6,151	03/22/18	(305)
Brown Brothers Harriman	GBP	1,785		USD	2,402	03/22/18	(137)
Brown Brothers Harriman	HKD	3,298		USD	423	03/22/18	1

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 21

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	348,852	USD	3,113	03/22/18	(92)
Brown Brothers Harriman	SEK	1,162	USD	138	03/22/18	(10)
Brown Brothers Harriman	SGD	173	USD	128	03/22/18	(4)
Citibank	USD	91	CAD	117	03/22/18	4
Citibank	USD	37	MXN	705	03/22/18	1
Citibank	USD	71	ZAR	980	03/22/18	12
Citibank	AUD	5,032	USD	3,782	03/22/18	(272)
Citibank	CHF	1,360	USD	1,382	03/22/18	(85)
Citibank	EUR	5,185	USD	6,158	03/22/18	(300)
Citibank	GBP	1,785	USD	2,403	03/22/18	(136)
Citibank	HKD	3,298	USD	423	03/22/18	1
Citibank	JPY	348,852	USD	3,116	03/22/18	(88)
Citibank	SEK	43,925	USD	5,491	02/26/18	(92)
Citibank	SEK	1,162	USD	138	03/22/18	(10)
Citibank	SGD	173	USD	128	03/22/18	(4)
Commonwealth Bank of Australia	USD	1,670	EUR	1,358	02/26/18	19
Commonwealth Bank of Australia	USD	3,926	EUR	3,192	02/26/18	44
Commonwealth Bank of Australia	USD	1,670	GBP	1,209	02/26/18	48
Commonwealth Bank of Australia	USD	3,925	GBP	2,841	02/26/18	112
Commonwealth Bank of Australia	CHF	1,595	USD	1,661	02/26/18	(56)
Commonwealth Bank of Australia	CHF	2,632	USD	2,741	02/26/18	(92)
Royal Bank of Canada	USD	5,434	NZD	7,459	02/26/18	61
Royal Bank of Canada	CHF	7,498	USD	7,804	02/26/18	(266)
Royal Bank of Canada	NZD	10,623	USD	7,739	02/26/18	(87)
State Street	USD	5,460	AUD	6,858	02/26/18	66
State Street	USD	91	CAD	117	03/22/18	4
State Street	USD	4,974	CNY	33,090	03/22/18	262
State Street	USD	7,708	ILS	26,292	02/26/18	(11)
State Street	USD	37	MXN	705	03/22/18	1
State Street	USD	71	ZAR	980	03/22/18	12
State Street	AUD	5,032	USD	3,781	03/22/18	(273)
State Street	BRL	13,060	USD	3,912	03/22/18	(167)
State Street	CHF	1,360	USD	1,382	03/22/18	(85)
State Street	CNY	139,940	USD	20,955	03/22/18	(1,190)
State Street	DKK	33,384	USD	5,511	02/26/18	(67)
State Street	EUR	5,185	USD	6,156	03/22/18	(302)
State Street	GBP	1,785	USD	2,398	03/22/18	(141)
State Street	HKD	3,298	USD	423	03/22/18	1
State Street	ILS	11,188	USD	3,280	02/26/18	5
State Street	INR	80,120	USD	1,229	03/22/18	(22)
State Street	JPY	348,852	USD	3,114	03/22/18	(90)
State Street	KRW	14,897,240	USD	13,645	03/22/18	(296)
State Street	RUB	192,690	USD	3,210	03/22/18	(197)
State Street	SEK	1,162	USD	138	03/22/18	(10)
State Street	SGD	173	USD	128	03/22/18	(4)
State Street	TWD	295,740	USD	9,913	03/22/18	(271)
Westpac	USD	3,295	JPY	364,579	02/26/18	49
Westpac	NOK	26,243	USD	3,337	02/26/18	(69)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(5,680)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 46,700	3 Month LIBOR + 0.700%(2)	03/16/18	—	(2,787)	(2,787)
Total Open Total Return Swap Contracts (å)					—	(2,787)	(2,787)

See accompanying notes which are an integral part of this quarterly report.

22 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
									Premiums	Unrealized
					Fund (Pays)/				Paid/	Appreciation
		Purchase/Sell			Receives			Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate			Date	$	$	$

CDX NA High Yield Index	Bank of America	Sell	USD	24,000	1.000	%(2)		12/20/22	472	106	578

CDX NA High Yield Index	Bank of America	Purchase	USD	5,820	(1.000	%)(2)		12/20/22	227	(190)	37

CDX NA High Yield Index	Bank of America	Purchase	USD	17,000	(5.000	%)(2)		12/20/22	(1,232)	(190)	(1,422)
Total Open Credit Indices Contracts (å)									(533)	(274)	(807)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
									Practical
Portfolio Summary		Level 1	Level 2		Level 3			Expedient (a)		Total
Investments in Affiliated Funds		$631,841		$—			$—		$—		$631,841
Options Purchased		2,013		—			—		—		2,013
Short-Term Investments		—		—			—		857		857
Total Investments		633,854		—			—		857		634,711

Other Financial Instruments
Assets
Futures Contracts		1,919		—			—		—		1,919
Foreign Currency Exchange Contracts		—		965			—		—		965
Credit Default Swap Contracts		—		615			—		—		615
Liabilities
Futures Contracts		(4,621)		—			—		—		(4,621)
Foreign Currency Exchange Contracts		—	(6,645)				—		—		(6,645)
Total Return Swap Contracts		—	(2,787)				—		—		(2,787)
Credit Default Swap Contracts		—	(1,422)				—		—		(1,422)
Total Other Financial Instruments*		$(2,702)	$(9,274)				$—		$—		$(11,976)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 23

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — January 31, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR - London Interbank Offered Rate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

24 Notes to Schedules of Investments

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — January 31, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 33 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”),and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment
Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the
Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's target strategic asset allocation to equity, fixed income, alternative and multi-asset classes effective March 1, 2017. As of January 31, 2018, the equity Underlying Funds in which the Funds may invest include the U.S.
Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity,, Multifactor U.S. Equity, Global Equity, Emerging Markets and
Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The
multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund. The alternative Underlying
Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities
Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying
Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2017.

	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those

Notes to Quarterly Report 25

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly reports.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer

26 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

For the period ended January 31, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Notes to Quarterly Report 27

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

28 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

As of January 31, 2018, the Funds has cash collateral balances in connection with forward contracts purchased/sold as follows:

Cash Collateral for Forwards
Moderate Strategy Fund	$460,000
Balanced Strategy Fund	$4,190,000
Growth Strategy Fund	$2,390,000
Equity Growth Strategy Fund	$910,000

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

the period ended January 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Notes to Quarterly Report 29

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

As of January 31, 2018, the Funds has cash collateral balances in connection with option contracts purchased/sold as follows:

Cash Collateral for
Options
Moderate Strategy Fund	1,170,188
Growth Strategy Fund	2,222,176

Futures Contracts
The Funds may invest in futures contracts (i.e,. interest rate, foreign currency, index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

30 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2018, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Conservative Strategy Fund	$100,000
Moderate Strategy Fund	$3,830,000
Balanced Strategy Fund	$22,830,000
Growth Strategy Fund	$8,050,000
Equity Growth Strategy Fund	$3,840,000

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized

Notes to Quarterly Report 31

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

32 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2018.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.

Notes to Quarterly Report 33

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2018 (Unaudited)

3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2018, the Funds had invested $3,632,562 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At January 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund
Cost of Investments	$260,643,429	$433,631,341
Unrealized Appreciation	$13,282,247	$41,987,260
Unrealized Depreciation	(1,931,305)	(9,486,755)
Net Unrealized Appreciation (Depreciation)	$11,350,942	$32,500,505
	Balanced Strategy Fund	Growth Strategy Fund
Cost of Investments	$1,836,659,908	$1,241,011,070
Unrealized Appreciation	$245,245,056	$224,918,898
Unrealized Depreciation	(67,674,546)	(59,376,755)
Net Unrealized Appreciation (Depreciation)	$177,570,510	$165,542,143
	Equity Growth Strategy Fund
Cost of Investments	$570,412,899
Unrealized Appreciation	$78,614,882
Unrealized Depreciation	(26,292,728)
Net Unrealized Appreciation (Depreciation)	$52,322,154

5. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Underlying Fund as a participating lender in a term loan provided to General Motors Company due to the Underlying Fund’s security interests not being properly perfected. The Underlying Fund denied liability and cross-
claimed against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders. Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.P. Morgan Chase Bank over defective UCC filings is underway.

6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.

34 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference Room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds' prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 35

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: March 29, 2018